UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-21-346624) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Items 1 and 6, this submission is identical in all material respects to the initial submission.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—All Asset Funds
•	PIMCO Funds—PIMCO Global Core Asset Allocation Fund
•	PIMCO Funds—Bond Funds
•	PIMCO Funds—Credit Bond Funds
•	PIMCO Funds—Fundamental Index Funds
•	PIMCO Funds—International Bond Funds
•	PIMCO Funds—Municipal Value Funds
•	PIMCO Funds—PIMCO Climate Bond Fund
•	PIMCO Funds—PIMCO CommoditiesPLUS® Strategy Fund
•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
•	PIMCO Funds—PIMCO Emerging Markets Local Currency and Bond Fund
•	PIMCO Funds—PIMCO High Yield Fund
•	PIMCO Funds—PIMCO Income Fund

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO International Bond Fund (U.S. Dollar-Hedged)
•	PIMCO Funds—PIMCO Investment Grade Credit Bond Fund
•	PIMCO Funds—PIMCO Low Duration Fund
•	PIMCO Funds—PIMCO Real Return Fund
•	PIMCO Funds—PIMCO Short-Term Fund
•	PIMCO Funds—PIMCO Total Return Fund
•	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
•	PIMCO Funds—Private Account Portfolio Series
•	PIMCO Funds—Private Account Portfolio Series – All Asset Funds
•	PIMCO Funds—Real Return Strategy Funds
•	PIMCO Funds—Short Duration Strategy Funds
•	PIMCO Funds—StocksPLUS® Funds
•	PIMCO Funds—Tax-Efficient Strategy Funds

PIMCO FUNDS

Semiannual Report

September 30, 2021

PIMCO International Bond Fund (U.S. Dollar-Hedged)

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium term, versus its previous target for inflation that was below but close to 2%. Finally, at

2	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	3

Chairman’s Letter (Cont.)

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	5

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of tariffs on restrictions on U.S. investments in certain issuers and goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The Fund may have significant exposure to issuers in the United Kingdom. The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return

6	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO International Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	04/27/18	01/28/97	01/20/97	01/20/97	12/31/02	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	7

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that, allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Fund is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also

8	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Fund is uncertain at this time.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	9

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class	0.02%	0.75%	3.44%	5.06%	6.85%
PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2	(0.03)%	0.65%	3.34%	4.95%	6.75%
PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3	(0.06)%	0.60%	3.29%	4.90%	6.69%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class	(0.11)%	0.50%	3.18%	4.80%	6.59%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A	(0.18)%	0.35%	3.03%	4.64%	6.39%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	(3.93)%	(3.41)%	2.24%	4.24%	6.25%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C	(0.56)%	(0.40)%	2.26%	3.86%	5.60%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	(1.55)%	(1.39)%	2.26%	3.86%	5.60%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R	(0.31)%	0.10%	2.77%	4.38%	6.12%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	0.44%	(0.54)%	2.71%	3.87%	5.60%♦
Lipper International Income Funds Average	(0.43)%	(0.14)%	1.52%	1.63%	4.95%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 11/30/1992.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.52% for the Institutional Class shares, 0.62% for I-2 shares, 0.72% for I-3 shares, 0.77% for Administrative Class shares, 0.92% for Class A shares, 1.67% for Class C shares, and 1.17% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Institutional Class - PFORX	I-2 - PFBPX	I-3 - PFONX	Administrative Class - PFRAX
Class A - PFOAX	Class C - PFOCX	Class R - PFRRX

Geographic Breakdown as of September 30, 2021†§

United States	28.3%
China	13.0%
Japan	12.8%
United Kingdom	8.8%
Short-Term Instruments‡	7.3%
Cayman Islands	4.0%
France	2.8%
Denmark	2.6%
Germany	2.1%
Spain	2.1%
Italy	1.9%
Australia	1.8%
Israel	1.6%
South Korea	1.5%
Qatar	1.4%
Ireland	1.2%
Saudi Arabia	1.1%
Other	5.7%

†	% of Investments, at value.
§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO International Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three non-U.S. countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in non-agency mortgage-backed securities (“MBS”) contributed to relative performance, as spreads tightened.

»	Overweight exposure to senior and subordinated financials contributed to relative performance, as spreads tightened.

»	Overweight exposure to select emerging market currencies, particularly the Russian ruble, contributed to relative performance as these currencies appreciated relative to the U.S. dollar.

»	Curve positioning in the U.S., particularly an underweight to the long-end of the curve, detracted from relative performance as the yield curve flattened, particularly in June.

»	Underweight exposure to non-financial investment grade corporate credit detracted from relative performance, as spreads tightened.

»	Positions in agency MBS detracted from relative performance, as they underperformed like-duration U.S. Treasuries.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	11

Expense Example PIMCO International Bond Fund (U.S. Dollar-Hedged)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,000.20	$2.56	$1,000.00	$1,022.51	$2.59	0.51%
I-2	1,000.00	999.70	3.06	1,000.00	1,022.01	3.09	0.61
I-3	1,000.00	999.40	3.31	1,000.00	1,021.76	3.35	0.66
Administrative Class	1,000.00	998.90	3.81	1,000.00	1,021.26	3.85	0.76
Class A	1,000.00	998.20	4.56	1,000.00	1,020.51	4.61	0.91
Class C	1,000.00	994.40	8.30	1,000.00	1,016.75	8.39	1.66
Class R	1,000.00	996.90	5.81	1,000.00	1,019.25	5.87	1.16

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg Global Aggregate ex-USD (USD Hedged) Index	Bloomberg Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities. The index launched on 1/1/1998. The index performance shown prior to that date is calculated using the JPMorgan GBI Global ex-US Index Hedged in USD, which was the Fund’s primary benchmark index from the Fund’s inception until 12/1/2015.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	13

Financial Highlights PIMCO International Bond Fund (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2021 - 09/30/2021+	$10.90	$0.10	$(0.10)	$0.00	$(0.08)	$0.00	$(0.08)

03/31/2021	10.45	0.20	0.51	0.71	(0.26)	0.00	(0.26)

03/31/2020	10.90	0.24	0.01	0.25	(0.67)	(0.03)	(0.70)

03/31/2019	10.78	0.23	0.22	0.45	(0.30)	(0.03)	(0.33)

03/31/2018	10.50	0.19	0.26	0.45	(0.17)	0.00	(0.17)

03/31/2017	10.16	0.20	0.29	0.49	(0.15)	0.00	(0.15)

I-2

04/01/2021 - 09/30/2021+	10.90	0.10	(0.10)	0.00	(0.08)	0.00	(0.08)

03/31/2021	10.45	0.19	0.51	0.70	(0.25)	0.00	(0.25)

03/31/2020	10.90	0.23	0.01	0.24	(0.66)	(0.03)	(0.69)

03/31/2019	10.78	0.22	0.22	0.44	(0.29)	(0.03)	(0.32)

03/31/2018	10.50	0.18	0.26	0.44	(0.16)	0.00	(0.16)

03/31/2017	10.16	0.18	0.30	0.48	(0.14)	0.00	(0.14)

I-3

04/01/2021 - 09/30/2021+	10.90	0.09	(0.10)	(0.01)	(0.07)	0.00	(0.07)

03/31/2021	10.45	0.19	0.50	0.69	(0.24)	0.00	(0.24)

03/31/2020	10.90	0.22	0.02	0.24	(0.66)	(0.03)	(0.69)

04/27/2018 - 03/31/2019	10.75	0.20	0.25	0.45	(0.27)	(0.03)	(0.30)

Administrative Class

04/01/2021 - 09/30/2021+	10.90	0.09	(0.10)	(0.01)	(0.07)	0.00	(0.07)

03/31/2021	10.45	0.18	0.50	0.68	(0.23)	0.00	(0.23)

03/31/2020	10.90	0.21	0.02	0.23	(0.65)	(0.03)	(0.68)

03/31/2019	10.78	0.20	0.22	0.42	(0.27)	(0.03)	(0.30)

03/31/2018	10.50	0.17	0.25	0.42	(0.14)	0.00	(0.14)

03/31/2017	10.16	0.17	0.29	0.46	(0.12)	0.00	(0.12)

Class A

04/01/2021 - 09/30/2021+	10.90	0.08	(0.10)	(0.02)	(0.06)	0.00	(0.06)

03/31/2021	10.45	0.16	0.50	0.66	(0.21)	0.00	(0.21)

03/31/2020	10.90	0.20	0.01	0.21	(0.63)	(0.03)	(0.66)

03/31/2019	10.78	0.19	0.22	0.41	(0.26)	(0.03)	(0.29)

03/31/2018	10.50	0.15	0.25	0.40	(0.12)	0.00	(0.12)

03/31/2017	10.16	0.16	0.28	0.44	(0.10)	0.00	(0.10)

14	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.82	0.02%	$9,052,867	0.51	%*	0.51	%*	0.50	%*	0.50	%*	1.87	%*	138%

10.90	6.79	8,358,457	0.52		0.52		0.50		0.50		1.87		520

10.45	2.22	7,276,178	0.60		0.60		0.50		0.50		2.18		333

10.90	4.25	7,004,484	0.55		0.55		0.50		0.50		2.15		202

10.78	4.28	5,441,847	0.56		0.56		0.50		0.50		1.81		154

10.50	4.80	4,934,256	0.55		0.55		0.50		0.50		1.87		252

10.82	(0.03)	3,424,793	0.61	*	0.61	*	0.60	*	0.60	*	1.77	*	138

10.90	6.68	3,086,917	0.62		0.62		0.60		0.60		1.77		520

10.45	2.12	2,323,448	0.70		0.70		0.60		0.60		2.08		333

10.90	4.15	2,235,345	0.65		0.65		0.60		0.60		2.05		202

10.78	4.18	1,813,474	0.66		0.66		0.60		0.60		1.71		154

10.50	4.70	1,467,122	0.65		0.65		0.60		0.60		1.71		252

10.82	(0.06)	167,821	0.66	*	0.71	*	0.65	*	0.70	*	1.72	*	138

10.90	6.63	193,552	0.67		0.72		0.65		0.70		1.72		520

10.45	2.08	87,917	0.75		0.80		0.65		0.70		1.99		333

10.90	4.27	44,144	0.70	*	0.75	*	0.65	*	0.70	*	2.05	*	202

10.82	(0.11)	144,030	0.76	*	0.76	*	0.75	*	0.75	*	1.62	*	138

10.90	6.52	142,953	0.77		0.77		0.75		0.75		1.62		520

10.45	1.97	118,743	0.85		0.85		0.75		0.75		1.93		333

10.90	3.99	105,489	0.80		0.80		0.75		0.75		1.90		202

10.78	4.02	113,659	0.81		0.81		0.75		0.75		1.56		154

10.50	4.54	92,478	0.80		0.80		0.75		0.75		1.59		252

10.82	(0.18)	999,517	0.91	*	0.91	*	0.90	*	0.90	*	1.47	*	138

10.90	6.36	1,067,670	0.92		0.92		0.90		0.90		1.47		520

10.45	1.81	1,016,466	1.00		1.00		0.90		0.90		1.79		333

10.90	3.84	1,307,657	0.95		0.95		0.90		0.90		1.75		202

10.78	3.86	1,430,893	0.96		0.96		0.90		0.90		1.44		154

10.50	4.38	454,901	0.95		0.95		0.90		0.90		1.52		252

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	15

Financial Highlights PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Class C

04/01/2021 - 09/30/2021+	$10.90	$0.04	$(0.10)	$(0.06)	$(0.02)	$0.00	$(0.02)

03/31/2021	10.45	0.08	0.50	0.58	(0.13)	0.00	(0.13)

03/31/2020	10.90	0.11	0.02	0.13	(0.55)	(0.03)	(0.58)

03/31/2019	10.78	0.11	0.22	0.33	(0.18)	(0.03)	(0.21)

03/31/2018	10.49	0.07	0.26	0.33	(0.04)	0.00	(0.04)

03/31/2017	10.16	0.07	0.29	0.36	(0.03)	0.00	(0.03)

Class R

04/01/2021 - 09/30/2021+	10.90	0.07	(0.10)	(0.03)	(0.05)	0.00	(0.05)

03/31/2021	10.45	0.13	0.51	0.64	(0.19)	0.00	(0.19)

03/31/2020	10.90	0.17	0.01	0.18	(0.60)	(0.03)	(0.63)

03/31/2019	10.78	0.16	0.22	0.38	(0.23)	(0.03)	(0.26)

03/31/2018	10.50	0.12	0.26	0.38	(0.10)	0.00	(0.10)

03/31/2017	10.16	0.13	0.29	0.42	(0.08)	0.00	(0.08)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.82	(0.56	) %	$56,021	1.66	%*	1.66	%*	1.65	%*	1.65	%*	0.72	%*	138%

10.90	5.57		64,114	1.67		1.67		1.65		1.65		0.72		520

10.45	1.06		69,590	1.75		1.75		1.65		1.65		1.04		333

10.90	3.07		74,219	1.70		1.70		1.65		1.65		1.00		202

10.78	3.15		75,690	1.71		1.71		1.65		1.65		0.64		154

10.49	3.50		103,486	1.70		1.70		1.65		1.65		0.70		252

10.82	(0.31)		72,496	1.16	*	1.16	*	1.15	*	1.15	*	1.22	*	138

10.90	6.10		72,152	1.17		1.17		1.15		1.15		1.22		520

10.45	1.56		66,882	1.25		1.25		1.15		1.15		1.54		333

10.90	3.58		67,237	1.20		1.20		1.15		1.15		1.50		202

10.78	3.61		55,673	1.21		1.21		1.15		1.15		1.16		154

10.50	4.12		45,852	1.20		1.20		1.15		1.15		1.21		252

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	17

Statement of Assets and Liabilities PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$15,609,731
Investments in affiliates	1,013,622

Financial Derivative Instruments
Exchange-traded or centrally cleared	18,574
Over the counter	118,484
Cash	403
Deposits with counterparty	55,648
Foreign currency, at value	28,414
Receivable for investments sold	271,190
Receivable for TBA investments sold	3,243,799
Receivable for Fund shares sold	20,218
Interest and/or dividends receivable	87,426
Dividends receivable from Affiliates	462
Reimbursement receivable from PIMCO	7
Other assets	36

Total Assets	20,468,014

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$933,435
Payable for short sales	2,070,874

Financial Derivative Instruments
Exchange-traded or centrally cleared	21,239
Over the counter	53,447
Payable for investments purchased	594,050
Payable for investments in Affiliates purchased	462
Payable for TBA investments purchased	2,737,436
Deposits from counterparty	106,324
Payable for Fund shares redeemed	23,957
Distributions payable	2,590
Accrued investment advisory fees	2,804
Accrued supervisory and administrative fees	3,253
Accrued distribution fees	80
Accrued servicing fees	235
Other liabilities	283

Total Liabilities	6,550,469

Net Assets	$13,917,545

Net Assets Consist of:

Paid in capital	$13,732,335
Distributable earnings (accumulated loss)	185,210

Net Assets	$13,917,545

Cost of investments in securities	$15,235,068
Cost of investments in Affiliates	$1,011,331
Cost of foreign currency held	$28,704
Proceeds received on short sales	$2,081,833
Cost or premiums of financial derivative instruments, net	$716

* Includes repurchase agreements of:	$783

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2021 (Unaudited)

Net Assets:

Institutional Class	$9,052,867
I-2	3,424,793
I-3	167,821
Administrative Class	144,030
Class A	999,517
Class C	56,021
Class R	72,496

Shares Issued and Outstanding:

Institutional Class	836,605
I-2	316,495
I-3	15,509
Administrative Class	13,310
Class A	92,368
Class C	5,177
Class R	6,700

Net Asset Value Per Share Outstanding:(a)

Institutional Class	$10.82
I-2	10.82
I-3	10.82
Administrative Class	10.82
Class A	10.82
Class C	10.82
Class R	10.82

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	19

Statement of Operations PIMCO International Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$152,222
Dividends	2,789
Dividends from Investments in Affiliates	2,893
Total Income	157,904

Expenses:

Investment advisory fees	16,591
Supervisory and administrative fees	19,282
Distribution and/or servicing fees - Administrative Class	184
Distribution fees - Class C	226
Distribution fees - Class R	91
Servicing fees - Class A	1,294
Servicing fees - Class C	76
Servicing fees - Class R	91
Trustee fees	30
Interest expense	379
Miscellaneous expense	1
Total Expenses	38,245
Waiver and/or Reimbursement by PIMCO	(46)
Net Expenses	38,199

Net Investment Income (Loss)	119,705

Net Realized Gain (Loss):

Investments in securities	52,250
Investments in Affiliates	(22)
Exchange-traded or centrally cleared financial derivative instruments	(33,907)
Over the counter financial derivative instruments	120,035
Short sales	386
Foreign currency	6,349

Net Realized Gain (Loss)	145,091

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(117,763)
Investments in Affiliates	(1,093)
Exchange-traded or centrally cleared financial derivative instruments	(43,981)
Over the counter financial derivative instruments	(115,176)
Short sales	(4,066)
Foreign currency assets and liabilities	8,049

Net Change in Unrealized Appreciation (Depreciation)	(274,030)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,234)

* Foreign tax withholdings	$512

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$119,705	$219,647
Net realized gain (loss)	145,091	(295,245)
Net change in unrealized appreciation (depreciation)	(274,030)	819,347

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,234)	743,749

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(63,818)	(191,013)
I-2	(22,794)	(62,261)
I-3	(1,244)	(3,773)
Administrative Class	(919)	(2,917)
Class A	(5,697)	(21,076)
Class C	(107)	(830)
Class R	(310)	(1,195)

Total Distributions(a)	(94,889)	(283,065)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	1,035,853	1,565,907

Total Increase (Decrease) in Net Assets	931,730	2,026,591

Net Assets:

Beginning of period	12,985,815	10,959,224
End of period	$13,917,545	$12,985,815

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	21

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.2%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$4,830	$1,772
1.000% due 07/09/2029		126	49
2.500% due 07/09/2041 þ		920	338
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	136,540	755

Total Argentina (Cost $10,760)			2,914

AUSTRALIA 2.2%

ASSET-BACKED SECURITIES 0.0%

Driver Australia Trust
0.940% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	1,766	1,278

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

RESIMAC Bastille Trust
0.933% due 12/05/2059 •		$525	526
1.013% due 09/05/2057 •		6,119	6,120

RESIMAC Premier
1.133% due 02/07/2052 •		3,957	3,977

			10,623

SOVEREIGN ISSUES 2.1%

Australia Government International Bond
0.500% due 09/21/2026	AUD	270,600	193,013
1.000% due 11/21/2031		23,500	16,212
1.750% due 06/21/2051		39,200	24,610
2.500% due 05/21/2030		15,800	12,505

Northern Territory Treasury Corp.
2.000% due 04/21/2031		8,800	6,386

South Australia Government Financing Authority
1.750% due 05/24/2032		17,100	12,189

Treasury Corp. of Victoria
4.250% due 12/20/2032		23,500	21,007

			285,922

Total Australia (Cost $298,422)			297,823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Erste Group Bank AG
4.250% due 10/15/2027 •(g)(h)	EUR	800	$985
8.875% due 10/15/2021 •(g)(h)		800	929

Total Austria (Cost $1,936)			1,914

CANADA 0.8%

CORPORATE BONDS & NOTES 0.3%

CGI, Inc.
1.450% due 09/14/2026		$2,200	2,178

Enbridge, Inc.
0.625% (US0003M + 0.500%) due 02/18/2022 ~		34,800	34,867

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	9,200	11,793

			48,838

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	10,537	8,503
2.867% due 02/12/2055 ~		16,700	13,458
3.072% due 08/12/2053		2,024	1,640
3.650% due 08/12/2053		6,200	5,237

			28,838

SOVEREIGN ISSUES 0.3%

Canada Government International Bond
2.000% due 12/01/2051		5,700	4,516

Canada Government Real Return Bond
1.500% due 12/01/2044 (f)		11,076	11,206

Province of Ontario
2.500% due 04/27/2026		$4,000	4,259

Province of Quebec
3.000% due 09/01/2023	CAD	19,200	15,847

			35,828

Total Canada (Cost $111,870)			113,504

22	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 4.8%

ASSET-BACKED SECURITIES 4.1%

ACREC Ltd.
1.235% due 10/18/2036 •(b)	$14,500	$14,514

Anchorage Capital CLO Ltd.
1.176% due 07/15/2030 •	21,300	21,303
1.278% due 07/22/2032 •	8,250	8,250
1.534% due 10/20/2031 •	30,350	30,374

Benefit Street Partners CLO Ltd.
1.164% due 01/17/2032 •	5,400	5,403
1.189% due 07/15/2032 •	6,500	6,503

Brookside Mill CLO Ltd.
0.954% due 01/17/2028 •	2,674	2,674

Carlyle Global Market Strategies CLO Ltd.
1.075% due 08/14/2030 •	28,600	28,565

Catamaran CLO Ltd.
1.224% due 01/18/2029 •	9,429	9,441

CIFC Funding Ltd.
0.985% due 10/25/2027 •	15,052	15,052

Crestline Denali CLO Ltd.
1.226% due 10/23/2031 •	9,850	9,850

Dryden Senior Loan Fund
1.146% due 04/15/2029 •	14,824	14,844

Galaxy CLO Ltd.
1.096% due 10/15/2030 •	20,950	20,977

GoldenTree Loan Management U.S. CLO Ltd.
1.474% due 01/20/2033 •	24,600	24,642

KKR CLO Ltd.
1.076% due 07/15/2030 •	11,850	11,852

Marble Point CLO Ltd.
1.166% due 10/15/2030 •	11,050	11,050

MidOcean Credit CLO
1.181% due 02/20/2031 •	11,500	11,498

MKS CLO Ltd.
1.134% due 07/20/2030 •	7,300	7,301

Mountain View CLO Ltd.
0.926% due 10/15/2026 •	78	78
1.246% due 04/15/2029 •	6,651	6,660

MP CLO Ltd.
1.024% due 10/18/2028 •	23,728	23,757

Ocean Trails CLO
0.926% due 07/15/2028 •	4,760	4,757

OZLM Ltd.
1.209% due 07/30/2027 •	8,658	8,670
1.274% due 07/20/2032 •	15,500	15,516

Palmer Square Loan Funding Ltd.
0.925% due 10/15/2029 •(b)	17,500	17,500

Romark CLO Ltd.
1.168% due 10/23/2030 •	17,900	17,904

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sound Point CLO Ltd.
1.038% due 01/23/2029 •	$21,600	$21,607
1.184% due 10/20/2028 •	19,325	19,349
1.295% due 07/20/2032 •	15,350	15,350

Symphony CLO Ltd.
1.006% due 04/15/2028 •	3,554	3,558
1.083% due 07/14/2026 •	4,591	4,597

Telos CLO Ltd.
1.084% due 04/17/2028 •	3,774	3,779

TICP CLO Ltd.
0.974% due 04/20/2028 •	26,426	26,452

Tralee CLO Ltd.
1.244% due 10/20/2028 •	19,260	19,279

Venture CLO Ltd.
1.006% due 04/15/2027 •	3,688	3,689
1.034% due 10/20/2028 •	11,423	11,426
1.110% due 07/20/2030 •	20,200	20,200
1.151% due 08/28/2029 •	21,800	21,805

Vibrant CLO Ltd.
1.174% due 09/15/2030 •	10,300	10,318
1.198% due 07/20/2032 •	8,800	8,800

Voya CLO Ltd.
1.034% due 07/20/2029 •	20,145	20,141
1.091% due 10/15/2030 •	10,300	10,300

Wellfleet CLO Ltd.
0.980% due 07/20/2029 •	5,900	5,900

WhiteHorse Ltd.
1.064% due 04/17/2027 •	53	53

		575,538

CORPORATE BONDS & NOTES 0.4%

KSA Sukuk Ltd.
2.894% due 04/20/2022	4,900	4,965

MGM China Holdings Ltd.
4.750% due 02/01/2027	3,400	3,349

QNB Finance Ltd.
1.126% (US0003M + 1.000%) due 05/02/2022 ~	1,000	1,005
1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~	16,300	16,357

S.A. Global Sukuk Ltd.
0.946% due 06/17/2024	4,200	4,164
2.694% due 06/17/2031	7,900	7,982

Sands China Ltd.
5.125% due 08/08/2025	4,100	4,420
5.400% due 08/08/2028	9,200	10,172

Tencent Holdings Ltd.
3.595% due 01/19/2028	1,300	1,393

		53,807

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	23

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

BDS Ltd.
1.464% due 09/15/2035 •		$7,950	$7,974

GPMT Ltd.
1.337% due 07/16/2035 •		13,250	13,268

MF1 Multifamily Housing Mortgage Loan Trust
1.014% due 07/15/2036 •		16,800	16,822

			38,064

Total Cayman Islands (Cost $665,542)			667,409

CHINA 15.6%

CORPORATE BONDS & NOTES 0.0%

New Metro Global Ltd.
7.500% due 12/16/2021		$2,300	2,295

SOVEREIGN ISSUES 15.6%

China Development Bank
2.890% due 06/22/2025	CNY	395,800	61,183
3.050% due 08/25/2026		811,100	125,399
3.180% due 04/05/2026		333,600	51,858
3.390% due 07/10/2027		195,300	30,710
3.430% due 01/14/2027		209,800	32,938
3.500% due 08/13/2026		404,900	63,959
3.680% due 02/26/2026		2,506,000	397,635
3.740% due 09/10/2025		7,300	1,160
4.040% due 04/10/2027		851,200	137,554
4.150% due 10/26/2025		54,900	8,853
4.240% due 08/24/2027		1,581,200	258,330
4.880% due 02/09/2028		530,900	89,904

China Government International Bond
2.700% due 11/03/2026		294,700	45,571
2.740% due 08/04/2026		654,000	101,251

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.850% due 01/28/2026	CNY	65,000	$10,133
2.850% due 06/04/2027		309,600	48,008
2.950% due 06/16/2023		43,900	6,855
3.020% due 10/22/2025		1,095,500	171,802
3.220% due 12/06/2025		44,000	6,966
3.280% due 12/03/2027		2,895,900	462,109
3.290% due 10/18/2023		131,900	20,780
3.400% due 02/09/2027		26,000	4,173
3.820% due 11/02/2027		166,200	27,419

			2,164,550

Total China (Cost $2,028,662)			2,166,845

DENMARK 3.1%

CORPORATE BONDS & NOTES 3.1%

Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	985,647	143,705

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		518,181	75,306

Nykredit Realkredit A/S
1.000% due 10/01/2050		1,374,294	199,941
1.500% due 10/01/2053		50,000	7,467

Total Denmark (Cost $431,630)			426,419

FRANCE 3.3%

CORPORATE BONDS & NOTES 0.7%

BNP Paribas S.A.
1.675% due 06/30/2027 •		$16,500	16,434
3.375% due 01/23/2026	GBP	200	291
4.625% due 02/25/2031 •(g)(h)		$4,900	5,016
6.750% due 03/14/2022 •(g)(h)		1,200	1,218

Danone S.A.
2.077% due 11/02/2021		2,000	2,000
2.589% due 11/02/2023		1,300	1,350

24	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dexia Credit Local S.A.
0.500% due 07/22/2023	GBP	7,100	$9,562
3.250% due 09/26/2023		$6,800	7,179

Renault S.A.
1.125% due 10/04/2027	EUR	8,000	8,640

Societe Generale S.A.
1.488% due 12/14/2026 •		$49,200	48,671
7.375% due 10/04/2023 •(g)(h)		1,500	1,627

			101,988

SOVEREIGN ISSUES 2.6%

France Government International Bond
0.500% due 05/25/2072 (k)	EUR	19,400	17,368
0.750% due 05/25/2052 (k)		89,850	99,202
2.000% due 05/25/2048 (k)		117,900	175,473
3.250% due 05/25/2045 (k)		38,900	70,019

			362,062

Total France (Cost $415,971)			464,050

GERMANY 2.5%

CORPORATE BONDS & NOTES 2.5%

Deutsche Bank AG
0.898% due 05/28/2024 (i)		$8,700	8,694
1.000% due 11/19/2025 •	EUR	900	1,066
1.625% due 01/20/2027		40,200	49,075
1.750% due 01/17/2028		13,900	17,061
1.750% due 11/19/2030 •		4,900	5,982
2.129% due 11/24/2026 •(i)		$10,600	10,772
2.222% due 09/18/2024 •		32,000	32,808
2.625% due 12/16/2024	GBP	14,300	19,971
2.625% due 02/12/2026	EUR	23,500	29,819
3.035% due 05/28/2032 •(i)		$9,900	10,053
3.547% due 09/18/2031 •		9,700	10,359
3.729% due 01/14/2032 •(i)		4,200	4,340
3.950% due 02/27/2023		6,600	6,899
3.961% due 11/26/2025 •		32,100	34,732
4.250% due 10/14/2021		60,000	60,065

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (c)	EUR	9,400	$11,077

IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK)
3.875% due 05/15/2027 (c)		1,400	1,667

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		$2,900	3,028

Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	15,000	11,330

Schaeffler AG
3.375% due 10/12/2028	EUR	5,000	6,494

Volkswagen Bank GmbH
1.875% due 01/31/2024		5,900	7,137
2.500% due 07/31/2026		4,400	5,634

ZF Finance GmbH
2.000% due 05/06/2027		1,100	1,284

Total Germany (Cost $345,193)			349,347

HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%

Hungary Government International Bond
2.125% due 09/22/2031		$5,000	4,931
3.125% due 09/21/2051		2,000	1,974

Total Hungary (Cost $6,849)			6,905

INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Shriram Transport Finance Co. Ltd.
5.950% due 10/24/2022		$11,400	11,614

State Bank of India
4.000% due 01/24/2022		2,180	2,202

Total India (Cost $13,646)			13,816

IRELAND 1.4%

ASSET-BACKED SECURITIES 1.3%

Accunia European CLO DAC
0.950% due 07/15/2030 •	EUR	6,098	7,067

ALME Loan Funding DAC
0.750% due 01/15/2031 •		5,376	6,233

Armada Euro CLO DAC
0.720% due 07/15/2031 •		15,000	17,334

Aurium CLO DAC
0.670% due 04/16/2030 •		7,496	8,688

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	25

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Babson Euro CLO DAC
0.271% due 10/25/2029 •	EUR	1,792	$2,076

Blackrock European CLO DAC
0.620% due 10/15/2031 •		7,000	8,088

Cairn CLO DAC
0.600% due 04/30/2031 •		12,000	13,864
0.670% due 01/31/2030 •		4,033	4,674

Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		19,000	22,033

CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •		6,400	7,420
0.650% due 07/21/2030 •		7,700	8,924
0.650% due 10/15/2031 •		15,650	18,129

Harvest CLO DAC
0.640% due 10/15/2031 •		10,000	11,500

Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		5,100	5,916
0.690% due 12/15/2031 •		15,850	18,391
0.870% due 01/15/2030 •		8,141	9,414

Palmer Square European Loan Funding DAC
0.870% due 02/15/2030 •		4,825	5,597

			175,348

CORPORATE BONDS & NOTES 0.1%

AIB Group PLC
2.875% due 05/30/2031 •		7,300	9,083
4.750% due 10/12/2023		$3,200	3,443

			12,526

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

European Loan Conduit
1.000% due 02/17/2030 •	EUR	2,697	3,136

Total Ireland (Cost $194,627)			191,010

ISRAEL 1.9%

SOVEREIGN ISSUES 1.9%

Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	500,900	155,376
2.000% due 03/31/2027		111,200	36,919
3.375% due 01/15/2050		$1,600	1,701
3.800% due 05/13/2060		24,100	26,797
3.875% due 07/03/2050		600	685
4.125% due 01/17/2048		6,600	7,952
5.500% due 01/31/2022	ILS	101,900	32,188

Total Israel (Cost $253,955)			261,618

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 2.3%

CORPORATE BONDS & NOTES 1.2%

Banca Carige SpA
0.951% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	32,500	$37,769
1.151% due 10/25/2021 •		34,500	39,985

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		19,935	24,067
2.625% due 04/28/2025		8,000	9,504
3.625% due 09/24/2024		1,500	1,818
4.000% due 07/10/2022 (k)		600	704

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(g)(h)		8,600	12,173

UniCredit SpA
2.200% due 07/22/2027 •		4,550	5,638
7.500% due 06/03/2026 •(g)(h)		4,600	6,291
7.830% due 12/04/2023		$22,190	25,402
9.250% due 06/03/2022 •(g)(h)	EUR	4,100	5,002

			168,353

SOVEREIGN ISSUES 1.1%

Italy Buoni Poliennali Del Tesoro
1.500% due 04/30/2045		11,900	13,430
1.750% due 07/01/2024		27,800	33,960
1.850% due 07/01/2025 (k)		46,300	57,491
2.150% due 03/01/2072		32,900	37,470

Italy Government International Bond
6.000% due 08/04/2028	GBP	5,900	10,064

			152,415

Total Italy (Cost $312,669)			320,768

JAPAN 15.3%

CORPORATE BONDS & NOTES 0.9%

Mitsubishi HC Capital, Inc.
3.406% due 02/28/2022		$3,400	3,432

Mizuho Financial Group, Inc.
0.759% (US0003M + 0.630%) due 05/25/2024 ~		18,500	18,625
0.994% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,744
1.114% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,962
3.922% due 09/11/2024 •		9,600	10,200

26	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$7,600	$7,907
3.522% due 09/17/2025		12,600	13,403
4.345% due 09/17/2027		13,200	14,511
4.810% due 09/17/2030		11,800	13,279

ORIX Corp.
3.250% due 12/04/2024		2,500	2,678

Panasonic Corp.
2.536% due 07/19/2022		5,300	5,378

Sumitomo Mitsui Banking Corp.
0.550% due 11/06/2023	EUR	4,300	5,068

			123,187

SOVEREIGN ISSUES 14.4%

Japan Bank for International Cooperation
1.750% due 10/17/2024		$4,900	5,056

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		43,400	42,762
2.625% due 04/20/2022		1,800	1,823
3.000% due 03/12/2024		4,700	4,963
3.375% due 09/27/2023		12,600	13,300

Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	10,220,796	94,407
0.100% due 03/20/2029		11,016,000	99,942
0.100% due 03/20/2030		8,570,000	77,654
0.100% due 06/20/2031		64,490,000	581,404
0.500% due 09/20/2046		10,110,000	89,645
0.500% due 03/20/2049		11,846,000	103,198
0.700% due 12/20/2048		16,500,000	151,546
0.700% due 06/20/2051		17,375,000	157,277
1.400% due 09/20/2034		13,120,000	136,112
1.700% due 09/20/2032		37,870,000	398,908

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tokyo Metropolitan Government
0.750% due 07/16/2025		$45,200	$44,701
2.500% due 06/08/2022		6,300	6,380

			2,009,078

Total Japan (Cost $2,105,620)			2,132,265

JERSEY, CHANNEL ISLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%

AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	200	274

Total Jersey, Channel Islands (Cost $249)			274

KUWAIT 0.4%

SOVEREIGN ISSUES 0.4%

Kuwait International Government Bond
3.500% due 03/20/2027		$47,300	52,427

Total Kuwait (Cost $47,028)			52,427

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%

Aroundtown S.A.
1.625% due 01/31/2028	EUR	2,200	2,693

Blackstone Property Partners Europe Holdings SARL
1.400% due 07/06/2022		7,000	8,175

Logicor Financing SARL
1.625% due 07/15/2027		1,300	1,586

Medtronic Global Holdings S.C.A.
0.000% due 12/02/2022 (e)		9,700	11,286

Total Luxembourg (Cost $23,073)			23,740

MALAYSIA 0.4%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	4,544
3.500% due 04/21/2030		4,300	4,662
4.550% due 04/21/2050		3,300	4,055

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	27

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 04/21/2060		$4,200	$5,483

			18,744

SOVEREIGN ISSUES 0.3%

Malaysia Government International Bond
3.502% due 05/31/2027	MYR	46,900	11,436
3.906% due 07/15/2026		48,900	12,219

Malaysia Government Investment Issue
3.422% due 09/30/2027		26,200	6,328
4.130% due 07/09/2029		11,100	2,783
4.369% due 10/31/2028		45,600	11,634

			44,400

Total Malaysia (Cost $59,742)			63,144

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bond
5.000% due 04/27/2051		$6,100	6,711

Total Mexico (Cost $5,657)			6,711

NETHERLANDS 0.5%

ASSET-BACKED SECURITIES 0.2%

BNPP AM Euro CLO
0.650% due 10/15/2031 •	EUR	1,900	2,203

Jubilee CLO BV
0.610% due 04/15/2030 •		11,000	12,719
0.650% due 04/15/2031 •		8,700	10,047

Tikehau CLO BV
0.880% due 12/07/2029 •		7,775	9,020

			33,989

CORPORATE BONDS & NOTES 0.2%

Airbus SE
2.375% due 06/09/2040		300	397

Enel Finance International NV
2.650% due 09/10/2024		$26,100	27,356

ING Groep NV
5.750% due 11/16/2026 •(g)(h)		1,800	1,972

			29,725

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

Stichting AK Rabobank Certificaten
19.437% due 12/29/2049 þ(g)		2,626,225	$4,383

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 0.1%

BNG Bank NV
4.750% due 03/06/2023	AUD	11,010	8,473

Total Netherlands (Cost $74,472)			76,570

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	14,200	9,381

Total New Zealand (Cost $10,108)			9,381

PERU 0.9%

SOVEREIGN ISSUES 0.9%

Peru Government International Bond
2.780% due 12/01/2060		$4,700	3,980
3.230% due 07/28/2121		3,300	2,749
5.350% due 08/12/2040	PEN	32,500	6,250
5.400% due 08/12/2034		18,300	3,824
5.940% due 02/12/2029		96,130	23,334
6.350% due 08/12/2028		286,000	71,432
6.950% due 08/12/2031		600	151
8.200% due 08/12/2026		45,200	12,389

Total Peru (Cost $162,140)			124,109

QATAR 1.7%

CORPORATE BONDS & NOTES 0.3%

Qatar Petroleum
1.375% due 09/12/2026		$8,500	8,448
2.250% due 07/12/2031		10,200	10,116

28	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 07/12/2041		$7,500	$7,510
3.300% due 07/12/2051		9,300	9,412

			35,486

SOVEREIGN ISSUES 1.4%

Qatar Government International Bond
3.375% due 03/14/2024		7,100	7,557
3.750% due 04/16/2030		9,500	10,715
3.875% due 04/23/2023		94,900	99,942
4.000% due 03/14/2029		35,300	40,196
4.400% due 04/16/2050		600	734
4.500% due 04/23/2028		33,600	39,246

			198,390

Total Qatar (Cost $218,561)			233,876

ROMANIA 0.4%

SOVEREIGN ISSUES 0.4%

Romania Government International Bond
1.375% due 12/02/2029	EUR	9,900	11,282
1.750% due 07/13/2030		12,500	14,176
2.000% due 04/14/2033		1,700	1,882
2.625% due 12/02/2040		7,700	8,329
2.750% due 04/14/2041		4,445	4,791
2.875% due 04/13/2042		17,900	19,407

Total Romania (Cost $63,540)			59,867

RUSSIA 0.2%

SOVEREIGN ISSUES 0.2%

Russia Government International Bond
7.650% due 04/10/2030	RUB	1,627,600	23,053

Total Russia (Cost $25,310)			23,053

SAUDI ARABIA 1.3%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
1.250% due 11/24/2023		$2,100	2,115
1.625% due 11/24/2025		1,400	1,402
2.750% due 04/16/2022		9,900	10,024

			13,541

SOVEREIGN ISSUES 1.2%

Saudi Government International Bond
2.375% due 10/26/2021		91,400	91,539
2.875% due 03/04/2023		3,400	3,511
2.900% due 10/22/2025		5,500	5,859
3.250% due 10/26/2026		13,000	14,032

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 04/17/2025		$48,300	$52,917

			167,858

Total Saudi Arabia (Cost $176,175)			181,399

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	8,300	9,318
2.050% due 09/23/2036		6,900	7,521

Total Serbia (Cost $17,459)			16,839

SINGAPORE 0.9%

CORPORATE BONDS & NOTES 0.1%

BOC Aviation Ltd.
2.750% due 09/18/2022		$1,900	1,930
3.500% due 09/18/2027		4,100	4,368

DBS Bank Ltd.
3.300% due 11/27/2021		7,600	7,632

PSA Treasury Pte Ltd.
2.500% due 04/12/2026		4,200	4,384

			18,314

SOVEREIGN ISSUES 0.8%

Singapore Government International Bond
1.625% due 07/01/2031	SGD	53,600	39,672
1.875% due 10/01/2051 (b)		44,550	32,404
2.250% due 08/01/2036		5,300	4,101
2.375% due 07/01/2039		3,000	2,368
2.750% due 04/01/2042		28,200	23,526
3.375% due 09/01/2033		9,800	8,462

			110,533

Total Singapore (Cost $129,428)			128,847

SLOVENIA 0.2%

SOVEREIGN ISSUES 0.2%

Slovenia Government International Bond
5.250% due 02/18/2024		$19,817	22,043

Total Slovenia (Cost $20,186)			22,043

SOUTH AFRICA 0.1%

SOVEREIGN ISSUES 0.1%

South Africa Government International Bond
4.850% due 09/30/2029		$10,800	11,128

Total South Africa (Cost $10,800)			11,128

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	29

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 1.7%

SOVEREIGN ISSUES 1.7%

Korea Government International Bond
2.125% due 06/10/2027	KRW	25,325,000	$21,469
2.375% due 12/10/2027		25,830,000	22,216
2.375% due 12/10/2028		115,240,000	98,986
2.625% due 06/10/2028		80,130,000	70,023
5.500% due 03/10/2028		25,830,000	26,304

Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		$3,700	3,915

Total South Korea (Cost $255,405)			242,913

SPAIN 2.5%

CORPORATE BONDS & NOTES 0.3%

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(g)(h)	EUR	3,400	4,225
6.000% due 03/29/2024 •(g)(h)		600	759

Banco de Sabadell S.A.
0.875% due 07/22/2025		1,700	2,012
1.125% due 03/11/2027 •		1,900	2,264
1.750% due 05/10/2024		700	838

Banco Santander S.A.
1.849% due 03/25/2026		$8,200	8,309
4.125% due 11/12/2027 •(g)(h)	EUR	9,200	11,138

Merlin Properties Socimi S.A.
2.225% due 04/25/2023		5,200	6,207

			35,752

		SHARES
PREFERRED SECURITIES 0.0%

Banco Santander S.A.
5.250% due 09/29/2023 •(g)(h)		400,000	486
6.750% due 04/25/2022 •(g)(h)		1,200,000	1,432

			1,918

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.2%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	3,500	$5,418

Spain Government International Bond
0.250% due 07/30/2024		44,050	52,086
0.500% due 10/31/2031 (k)		25,346	29,497
0.850% due 07/30/2037 (k)		38,100	43,774
1.000% due 10/31/2050		6,100	6,501
1.250% due 10/31/2030 (k)		32,400	40,695
1.400% due 07/30/2028 (k)		80,000	101,492
1.450% due 10/31/2071 (k)		26,890	27,760
5.250% due 04/06/2029	GBP	900	1,518

			308,741

Total Spain (Cost $334,072)			346,411

SUPRANATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%

African Development Bank
5.250% due 03/23/2022	AUD	200	148

European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,231
0.500% due 12/21/2023		500	361

European Investment Bank
0.500% due 06/21/2023		13,600	9,867
0.500% due 08/10/2023		20,700	14,999

Total Supranational (Cost $29,789)			26,606

SWITZERLAND 1.0%

CORPORATE BONDS & NOTES 1.0%

Credit Suisse AG
6.500% due 08/08/2023 (h)		$14,614	16,027

Credit Suisse Group AG
1.316% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,275
2.997% due 12/14/2023 •		800	822
3.800% due 06/09/2023		16,800	17,705
3.869% due 01/12/2029 •		7,680	8,388
4.194% due 04/01/2031 •		17,800	19,947
4.282% due 01/09/2028		900	1,001
5.250% due 02/11/2027 •(g)(h)		3,900	4,090

30	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 12/18/2024 •(g)(h)		$1,600	$1,728
6.375% due 08/21/2026 •(g)(h)		4,000	4,400
7.125% due 07/29/2022 •(g)(h)		800	831
7.250% due 09/12/2025 •(g)(h)		1,400	1,552
7.500% due 07/17/2023 •(g)(h)		5,700	6,109
7.500% due 12/11/2023 •(g)(h)		3,425	3,750

UBS AG
5.125% due 05/15/2024 (h)		15,600	17,083
7.625% due 08/17/2022 (h)		8,347	8,845

UBS Group AG
4.375% due 02/10/2031 •(g)(h)		4,400	4,456
5.125% due 07/29/2026 •(g)(h)		700	761

Total Switzerland (Cost $128,764)			133,770

UNITED ARAB EMIRATES 0.2%

SOVEREIGN ISSUES 0.2%

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		$4,800	5,218
3.875% due 04/16/2050		16,300	18,665

Total United Arab Emirates (Cost $21,865)			23,883

UNITED KINGDOM 10.6%

CORPORATE BONDS & NOTES 5.1%

Annington Funding PLC
1.650% due 07/12/2024	EUR	16,122	19,508

Barclays Bank PLC
7.625% due 11/21/2022 (h)		$44,347	47,549

Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		5,200	5,291
1.555% (US0003M + 1.430%) due 02/15/2023 ~		19,300	19,391
3.375% due 04/02/2025 •	EUR	7,800	9,782
3.684% due 01/10/2023		$1,500	1,513
4.338% due 05/16/2024 •		800	847
4.375% due 01/12/2026		550	614

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 03/15/2028 •(g)(h)		$6,000	$6,011
4.610% due 02/15/2023 •		21,700	22,033
4.836% due 05/09/2028		15,800	17,869
5.088% due 06/20/2030 •		12,800	14,780
6.125% due 12/15/2025 •(g)(h)		19,200	21,276
6.375% due 12/15/2025 •(g)(h)	GBP	1,600	2,382
7.125% due 06/15/2025 •(g)(h)		5,100	7,713
7.250% due 03/15/2023 •(g)(h)		1,500	2,156
7.750% due 09/15/2023 •(g)(h)		$2,400	2,622
7.875% due 03/15/2022 •(g)(h)		13,685	14,027
7.875% due 09/15/2022 •(g)(h)	GBP	800	1,139
8.000% due 06/15/2024 •(g)(h)		$4,700	5,311

BG Energy Capital PLC
4.000% due 10/15/2021		1,000	1,001

British Telecommunications PLC
9.625% due 12/15/2030		7,950	12,177

Frontier Finance PLC
8.000% due 03/23/2022	GBP	4,838	6,656

HSBC Holdings PLC
1.116% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	8,885	6,479
1.494% (US0003M + 1.380%) due 09/12/2026 ~		$9,500	9,813
1.750% due 07/24/2027 •	GBP	12,700	17,086
3.803% due 03/11/2025 •		$9,800	10,456
3.973% due 05/22/2030 •		5,000	5,521
4.000% due 03/09/2026 •(g)(h)		2,700	2,713
4.041% due 03/13/2028 •		4,100	4,539
4.292% due 09/12/2026 •		11,000	12,139
4.583% due 06/19/2029 •		7,400	8,406
4.700% due 03/09/2031 •(g)(h)		5,900	5,996
4.750% due 07/04/2029 •(g)(h)	EUR	8,800	11,283
4.950% due 03/31/2030		$3,200	3,807
5.250% due 09/16/2022 •(g)(h)	EUR	200	239
5.875% due 09/28/2026 •(g)(h)	GBP	6,300	9,326
6.000% due 05/22/2027 •(g)(h)		$6,100	6,702
6.250% due 03/23/2023 •(g)(h)		700	731
6.750% due 09/11/2028	GBP	3,600	6,185

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	31

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Imperial Brands Finance PLC
3.750% due 07/21/2022		$1,400	$1,428

Lloyds Bank Corporate Markets PLC
1.750% due 07/11/2024	GBP	3,800	5,229

Lloyds Bank PLC
4.875% due 03/30/2027		10,900	17,713

Lloyds Banking Group PLC
2.250% due 10/16/2024		100	139
3.000% due 01/11/2022		$9,447	9,517
3.500% due 04/01/2026 •	EUR	15,400	19,969
4.582% due 12/10/2025		$9,700	10,832
4.650% due 03/24/2026		23,700	26,649
5.125% due 12/27/2024 •(g)(h)	GBP	1,900	2,691
7.500% due 09/27/2025 •(g)(h)		$3,948	4,582
7.625% due 06/27/2023 •(g)(h)	GBP	2,900	4,217
7.875% due 06/27/2029 •(g)(h)		3,500	6,030

Marks & Spencer PLC
3.750% due 05/19/2026		2,321	3,261

Nationwide Building Society
3.766% due 03/08/2024 •		$16,700	17,415
4.000% due 09/14/2026		7,275	8,001

Natwest Group PLC
1.595% (US0003M + 1.470%) due 05/15/2023 ~		2,400	2,420
2.000% due 03/08/2023 •	EUR	800	936
3.498% due 05/15/2023 •		$4,500	4,582
3.754% due 11/01/2029 •		3,700	3,950
3.875% due 09/12/2023		1,900	2,015
4.500% due 03/31/2028 •(g)(h)	GBP	3,300	4,553
4.892% due 05/18/2029 •		$300	350
5.076% due 01/27/2030 •		5,732	6,773
6.000% due 12/29/2025 •(g)(h)		15,400	17,273
8.000% due 08/10/2025 •(g)(h)		3,400	4,021

NatWest Markets PLC
0.625% due 03/02/2022	EUR	5,000	5,819

Reckitt Benckiser Treasury Services PLC
0.689% (US0003M + 0.560%) due 06/24/2022 ~		$7,700	7,731
2.375% due 06/24/2022		200	203

Rolls-Royce PLC
3.625% due 10/14/2025		1,500	1,520

Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		1,100	1,102
3.373% due 01/05/2024 •		5,000	5,166
3.571% due 01/10/2023		4,200	4,236

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 09/15/2025		$5,750	$6,408
4.796% due 11/15/2024 •		900	975
7.375% due 06/24/2022 •(g)(h)	GBP	1,600	2,235

Santander UK PLC
0.600% (SONIO/N + 0.550%) due 02/12/2027 ~		36,600	49,994
5.000% due 11/07/2023		$2,404	2,601

Standard Chartered PLC
0.991% due 01/12/2025 •		14,000	13,961
1.456% due 01/14/2027 •		14,500	14,283
3.785% due 05/21/2025 •		23,100	24,634

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	9,794	16,919

			705,402

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%

Avon Finance PLC
0.950% due 09/20/2048 •		20,868	28,228

Business Mortgage Finance PLC
2.071% due 02/15/2041 •		2,346	3,160

EuroMASTR PLC
0.270% due 06/15/2040 •		111	143

Eurosail PLC
0.000% due 12/10/2044 •	EUR	610	707
0.000% due 12/15/2044 •		7,714	8,767
0.000% due 03/13/2045 •		84	97
0.227% due 03/13/2045 •	GBP	14	19
0.767% due 09/13/2045 •		1,206	1,605
1.017% due 06/13/2045 •		525	707

Finsbury Square PLC
0.850% due 03/16/2070 •		11,964	16,176
1.060% due 12/16/2069 •		5,470	7,417
1.350% due 06/16/2070 •		8,596	11,713

Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	10	11
0.000% due 03/18/2039 •		733	845
0.212% due 06/18/2039 •	GBP	18	24
0.222% due 06/18/2038 •		383	511
0.252% due 06/18/2039 •		$685	677

Hawksmoor Mortgage Funding PLC
1.100% due 05/25/2053 •	GBP	8,733	11,821

Hawksmoor Mortgages
1.100% due 05/25/2053 •		31,206	42,239

Landmark Mortgage Securities PLC
0.291% due 06/17/2038 •		8	11

Ludgate Funding PLC
0.000% due 01/01/2061 •	EUR	153	172

Mansard Mortgages PLC
0.720% due 12/15/2049 •	GBP	5,462	7,298

32	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newgate Funding PLC
0.000% due 12/01/2050 •	EUR	3,167	$3,457
0.056% due 12/15/2050 •		6,017	6,852
0.242% due 12/01/2050 •	GBP	53	69
0.270% due 12/15/2050 •		2,739	3,509
0.706% due 12/15/2050 •	EUR	1,249	1,405
0.956% due 12/15/2050 •		2,049	2,275
1.070% due 12/15/2050 •	GBP	2,749	3,689
1.320% due 12/15/2050 •		1,549	2,030

Resloc UK PLC
0.230% due 12/15/2043 •		514	672
0.290% due 12/15/2043 •		884	1,141

Ripon Mortgages PLC
0.868% due 08/20/2056 •		44,351	59,866

RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	95	107
0.217% due 06/12/2044 •	GBP	1,604	2,099
0.237% due 06/12/2044 •		4,481	5,852
0.264% due 06/12/2044 •		$224	214

Silverstone Master Issuer PLC
0.704% due 01/21/2070 •		2,860	2,861
0.800% due 01/21/2070 •	GBP	12,936	17,576

Stratton Mortgage Funding PLC
0.950% due 07/20/2060 •		48,062	65,134
1.250% due 05/25/2051 •		7,016	9,500

Towd Point Mortgage Funding
0.950% due 07/20/2045 •		42,203	57,073
1.250% due 02/20/2054 •		4,046	5,479

Towd Point Mortgage Funding PLC
0.868% (BP0003M + 0.800%) due 02/20/2045 ~		7,251	9,784
0.950% due 05/20/2045 •		15,595	21,096
1.097% due 10/20/2051 •		19,571	26,590

Tower Bridge Funding PLC
1.272% due 12/20/2061 •		1,636	2,209

Trinity Square PLC
0.899% due 07/15/2059 •		21,531	29,176

Uropa Securities PLC
0.263% due 06/10/2059 •		2,601	3,415
0.413% due 06/10/2059 •		712	931
0.613% due 06/10/2059 •		557	737
0.813% due 06/10/2059 •		593	781

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		1	1,822
1.000% due 12/21/2049 •		43,349	58,665
1.700% due 12/21/2049 •		6,230	8,443
2.200% due 12/21/2049 •		3,115	4,225
2.700% due 12/21/2049 •		1,780	2,412
3.200% due 12/21/2049 •		1,780	2,404

			565,898

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

Nationwide Building Society
10.250% ~		19,280	$5,092

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 1.4%

United Kingdom Gilt
0.625% due 10/22/2050	GBP	65,200	71,939
1.750% due 01/22/2049		28,000	40,809
4.250% due 12/07/2040		40,600	81,614

			194,362

Total United Kingdom (Cost $1,415,648)			1,470,754

UNITED STATES 33.8%

ASSET-BACKED SECURITIES 4.9%

A10 Bridge Asset Financing LLC
2.021% due 08/15/2040		$18,441	18,544

Accredited Mortgage Loan Trust
4.330% due 06/25/2033 þ		82	82

ACE Securities Corp. Home Equity Loan Trust
0.156% due 11/25/2036 •		4,309	2,221
0.671% due 02/25/2036 •		15,200	15,327

AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.026% due 06/25/2029 •		197	195

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.906% due 02/25/2034 •		272	268

Asset-Backed Funding Certificates Trust
0.216% due 01/25/2037 •		4,704	3,690

Asset-Backed Securities Corp. Home Equity Loan Trust
1.181% due 02/25/2035 •		6,426	6,487
1.434% due 04/15/2033 •		672	671

Bear Stearns Asset-Backed Securities Trust
0.306% due 03/25/2037 •		5,474	5,454
0.746% due 10/25/2032 •		7	7
0.886% due 10/27/2032 •		29	29
1.086% due 10/25/2037 •		11	11

Citigroup Mortgage Loan Trust
0.146% due 07/25/2045 •		244	209
0.236% due 12/25/2036 •		7,093	3,666
0.246% due 12/25/2036 •		2,827	1,913
0.266% due 01/25/2037 •		5,426	4,833
0.386% due 08/25/2036 •		16,899	16,556
0.606% due 03/25/2036 •		6,123	6,026
4.400% due 10/25/2037 þ		1,263	1,311

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	33

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.346% due 03/25/2037 •	$2,106	$2,024
0.346% due 06/25/2037 •	3,726	3,671

Countrywide Asset-Backed Certificates
0.226% due 05/25/2035 •	2,965	2,934
0.226% due 06/25/2035 •	7,494	7,132
0.226% due 08/25/2037 ^•	4,553	4,314
0.286% due 06/25/2047 ^•	6,216	5,863
0.346% due 12/25/2036 ^•	1,136	1,133
0.406% due 05/25/2036 •	1,856	1,973
0.566% due 03/25/2036 •	1,171	1,168
0.666% due 07/25/2036 •	1,722	1,724
0.766% due 12/25/2036 ^•	262	224
1.061% due 01/25/2036 •	21,956	22,122
4.635% due 08/25/2035 ^~	665	649

Countrywide Asset-Backed Certificates Trust
1.091% due 10/25/2035 •	12,200	12,225
1.661% due 12/25/2034 •	10,071	10,088
4.740% due 10/25/2035 ~	2	2

Credit Suisse First Boston Mortgage Securities Corp.
0.706% due 01/25/2032 •	27	27

Credit-Based Asset Servicing & Securitization Trust
0.146% due 11/25/2036 •	4	2

First Franklin Mortgage Loan Trust
0.986% due 03/25/2034 •	7,382	7,408

Fremont Home Loan Trust
0.236% due 10/25/2036 •	7,145	4,164
0.626% due 02/25/2036 •	7,522	7,117

GSAA Home Equity Trust
0.446% due 03/25/2036 •	7,118	3,323
5.995% due 03/25/2046 ^~	971	545

GSAMP Trust
0.216% due 12/25/2046 •	9,122	6,412
0.356% due 03/25/2047 •	1,735	1,665

Home Equity Asset Trust
0.686% due 11/25/2032 •	2	2

Home Equity Mortgage Loan Asset-Backed Trust
0.256% due 04/25/2037 •	4,450	3,684
0.326% due 04/25/2037 •	9,148	7,342

HSI Asset Securitization Corp. Trust
0.346% due 04/25/2037 •	7,395	4,860
0.701% due 01/25/2036 •	4,500	4,449

JP Morgan Mortgage Acquisition Trust
0.196% due 08/25/2036 •	51	41
0.356% due 07/25/2036 •	3,289	2,990

LCCM Trust
1.284% due 12/13/2038 •	10,300	10,316

LMREC LLC
1.135% due 04/22/2037 •	9,100	9,101

Long Beach Mortgage Loan Trust
0.606% due 08/25/2045 •	3,207	3,194
0.646% due 10/25/2034 •	12	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
0.186% due 08/25/2036 •	$6,907	$3,153
0.236% due 10/25/2036 •	12,282	5,538
0.306% due 10/25/2036 •	3,655	1,674
0.386% due 03/25/2036 •	763	605
0.821% due 10/25/2035 •	10,803	10,807

Merrill Lynch Mortgage Investors Trust
0.246% due 09/25/2037 •	37	21
0.326% due 02/25/2037 •	47	20
0.806% due 05/25/2036 •	392	390

MESA Trust
0.886% due 12/25/2031 •	36	36

Morgan Stanley ABS Capital, Inc. Trust
0.216% due 10/25/2036 •	812	773
0.226% due 05/25/2037 •	3,490	3,080
0.236% due 11/25/2036 •	10,521	7,791
0.286% due 05/25/2037 •	36,005	26,626
0.566% due 06/25/2036 •	4,265	2,889

Morgan Stanley Home Equity Loan Trust
0.256% due 04/25/2037 •	11,425	7,595
0.316% due 04/25/2037 •	8,411	5,631
0.436% due 04/25/2037 •	1,210	822

Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^þ	1,446	532

Morgan Stanley Structured Trust
0.386% due 06/25/2037 •	8,800	8,338

New Century Home Equity Loan Trust
1.211% due 10/25/2033 •	8,509	8,518

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.521% due 03/25/2036 •	5,274	5,252
0.716% due 02/25/2036 •	11,515	11,205

Nomura Resecuritization Trust
0.256% due 12/26/2037 ~	11,639	10,668

NovaStar Mortgage Funding Trust
0.216% due 03/25/2037 •	18,728	14,662

Option One Mortgage Loan Trust
0.226% due 02/25/2037 •	14,631	9,105
0.306% due 05/25/2037 •	2,295	1,767
0.866% due 02/25/2035 •	5,314	5,311

Pagaya AI Debt Selection Trust
1.150% due 05/15/2029	9,400	9,406

RAAC Trust
0.586% due 02/25/2037 •	5,877	5,732

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,481	7,180
5.675% due 06/25/2037 ^þ	16,477	6,747
5.731% due 11/25/2036 þ	26,409	13,963

Residential Asset Mortgage Products Trust
0.526% due 12/25/2035 •	2,129	2,020
0.686% due 03/25/2036 •	1,747	1,736

34	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp. Trust
0.926% due 09/25/2034 •		$658	$653

Saxon Asset Securities Trust
1.836% due 12/25/2037 •		5,049	5,047

Securitized Asset-Backed Receivables LLC Trust
0.216% due 05/25/2037 ^•		243	213
0.256% due 08/25/2036 ^•		1,289	571

Soundview Home Loan Trust
0.146% due 11/25/2036 •		37	15
0.491% due 12/25/2036 •		8,457	8,340
0.586% due 11/25/2036 •		10,717	10,412

Structured Asset Investment Loan Trust
1.036% due 07/25/2033 •		5,143	5,087

Structured Asset Securities Corp. Mortgage Loan Trust
0.246% due 03/25/2036 •		1,618	1,575
0.316% due 05/25/2047 •		5,311	5,226
0.526% due 12/25/2036 •		19,167	17,869

Towd Point Mortgage Trust
1.086% due 05/25/2058 •		9,559	9,642
1.636% due 04/25/2060 ~		23,290	23,490
2.710% due 01/25/2060 ~		21,395	21,970
2.900% due 10/25/2059 ~		78,392	81,381

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031		24,400	25,598

WaMu Asset-Backed Certificates WaMu Trust
0.376% due 05/25/2037 •		5,154	4,897

Wells Fargo Home Equity Asset-Backed Securities Trust
0.431% due 01/25/2037 •		21,575	21,532

			684,511

CORPORATE BONDS & NOTES 4.4%

7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~		1,300	1,300
0.800% due 02/10/2024		1,100	1,100

AbbVie, Inc.
1.500% due 11/15/2023	EUR	700	839

American Tower Corp.
3.000% due 06/15/2023		$900	937

Arrow Electronics, Inc.
3.250% due 09/08/2024		2,400	2,546

AT&T, Inc.
3.100% due 02/01/2043		5,400	5,187
3.500% due 06/01/2041		1,500	1,542

Bayer U.S. Finance LLC
1.126% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,414

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 12/15/2023		$2,700	$2,874
4.250% due 12/15/2025		10,300	11,391
4.375% due 12/15/2028		8,700	9,857

Boeing Co.
1.167% due 02/04/2023		600	601
1.433% due 02/04/2024		10,600	10,616
1.950% due 02/01/2024		13,100	13,410
2.750% due 02/01/2026		10,300	10,734
3.250% due 02/01/2028		20,800	21,985

Boston Scientific Corp.
3.450% due 03/01/2024		3,800	4,035

Brixmor Operating Partnership LP
1.176% (US0003M + 1.050%) due 02/01/2022 ~		11,400	11,426

Broadcom, Inc.
2.450% due 02/15/2031		6,400	6,203
2.600% due 02/15/2033		2,900	2,788
3.137% due 11/15/2035		3,648	3,643
3.419% due 04/15/2033		1,100	1,140

Campbell Soup Co.
3.650% due 03/15/2023		1,972	2,049

CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		3,100	3,233

Charles Schwab Corp.
0.750% due 03/18/2024		4,800	4,824

Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,218
3.750% due 02/15/2028		19,100	20,933
3.950% due 06/30/2062 (b)		8,700	8,406
4.464% due 07/23/2022		12,050	12,358
5.125% due 07/01/2049		5,200	6,127

CVS Health Corp.
2.750% due 12/01/2022		1,000	1,022
3.700% due 03/09/2023		830	867

CyrusOne LP
1.450% due 01/22/2027	EUR	4,300	5,015

Duke Energy Corp.
0.764% (US0003M + 0.650%) due 03/11/2022 ~		$17,600	17,644

El Paso Natural Gas Co. LLC
8.625% due 01/15/2022		1,800	1,842

Enable Midstream Partners LP
3.900% due 05/15/2024		900	956

Equitable Holdings, Inc.
3.900% due 04/20/2023		650	682

Fidelity National Information Services, Inc.
1.700% due 06/30/2022	GBP	3,700	5,031

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	35

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	300	$347
0.000% due 12/07/2022 •		2,600	3,002
0.151% due 12/01/2024 •		5,250	5,988
0.177% due 11/15/2023 •		500	574
0.999% (US0003M + 0.880%) due 10/12/2021 ~		$2,600	2,600
1.402% (US0003M + 1.270%) due 03/28/2022 ~		1,400	1,401
1.514% due 02/17/2023	EUR	200	235
2.330% due 11/25/2025		1,600	1,909
2.700% due 08/10/2026		$6,500	6,521
2.748% due 06/14/2024	GBP	1,400	1,909
2.900% due 02/16/2028		$900	900
3.021% due 03/06/2024	EUR	2,500	3,023
3.087% due 01/09/2023		$10,700	10,871
3.096% due 05/04/2023		6,300	6,410
3.339% due 03/28/2022		2,000	2,014
3.375% due 11/13/2025		21,700	22,324
3.625% due 06/17/2031		2,100	2,116
3.664% due 09/08/2024		2,900	2,998
3.810% due 01/09/2024		1,000	1,034
4.000% due 11/13/2030		9,200	9,580
4.063% due 11/01/2024		1,200	1,263
4.140% due 02/15/2023		9,600	9,854
4.375% due 08/06/2023		1,400	1,460
4.535% due 03/06/2025	GBP	7,200	10,347
5.584% due 03/18/2024		$7,500	8,071

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~		2,600	2,602

Goldman Sachs Group, Inc.
2.000% due 07/27/2023	EUR	8,200	9,883

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		$9,400	10,187

JPMorgan Chase & Co.
2.776% due 04/25/2023 •		11,100	11,250

Kilroy Realty LP
3.450% due 12/15/2024		1,800	1,922

Lehman Brothers Holdings, Inc.
0.000% due 12/31/2016 ^(d)		8,400	62

Marvell Technology, Inc.
1.650% due 04/15/2026		6,400	6,413
2.450% due 04/15/2028		1,100	1,121
2.950% due 04/15/2031		3,600	3,703

Morgan Stanley
0.740% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	35,400	28,041

MPLX LP
3.500% due 12/01/2022		$600	619

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	9,700	$13,302
2.550% due 12/05/2023		11,100	15,364

Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022		$1,100	1,117
3.875% due 09/21/2023		1,900	2,006

ONEOK, Inc.
4.550% due 07/15/2028		2,400	2,725

Oracle Corp.
1.650% due 03/25/2026 (i)		20,600	20,901
2.300% due 03/25/2028 (i)		7,000	7,164
2.875% due 03/25/2031 (i)		4,000	4,119
3.650% due 03/25/2041 (i)		13,500	13,983
3.950% due 03/25/2051 (i)		5,200	5,494

Organon & Co.
4.125% due 04/30/2028		3,700	3,779

Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	195
2.950% due 03/01/2026 ^		700	719
3.150% due 01/01/2026		1,400	1,447
3.500% due 08/01/2050		500	456
3.950% due 12/01/2047 ^		900	868
4.000% due 12/01/2046 ^		800	773
4.250% due 03/15/2046 ^		500	493
4.300% due 03/15/2045 ^		600	593
4.500% due 07/01/2040		300	307
4.550% due 07/01/2030		500	541
4.600% due 06/15/2043 ^		1,100	1,100
4.750% due 02/15/2044 ^		1,207	1,231
4.950% due 07/01/2050		100	107

Penske Truck Leasing Co. LP
3.375% due 02/01/2022		1,100	1,105
3.450% due 07/01/2024		5,000	5,328

RELX Capital, Inc.
3.500% due 03/16/2023		600	625

Ryder System, Inc.
2.875% due 06/01/2022		10,000	10,145

Sabine Pass Liquefaction LLC
6.250% due 03/15/2022		1,400	1,416

SL Green Operating Partnership LP
3.250% due 10/15/2022		2,200	2,255

Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~		4,300	4,311
0.700% due 04/03/2023		6,200	6,217
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		6,500	6,535
3.500% due 10/01/2023		12,200	12,844

Spirit AeroSystems, Inc.
3.950% due 06/15/2023		7,000	7,137

36	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint Spectrum Co. LLC
4.738% due 09/20/2029	$3,763	$4,023

Verizon Communications, Inc.
2.987% due 10/30/2056	1,074	994

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025	3,200	3,422

Walt Disney Co.
3.500% due 05/13/2040	2,800	3,094
3.600% due 01/13/2051	4,200	4,684

Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	18,556	18,730

		611,978

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Boeing Co.
1.366% (LIBOR03M + 1.250%) due 02/07/2022 ~	2,257	2,258

CenturyLink, Inc.
2.334% (LIBOR03M + 2.250%) due 03/15/2027 ~	7,601	7,527

Charter Communications Operating LLC
1.840% (LIBOR03M + 1.750%) due 02/01/2027 ~	13,088	13,020

Hilton Worldwide Finance LLC
1.836% (LIBOR03M + 1.750%) due 06/22/2026 ~	286	284

Organon & Co.
3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~	5,600	5,620

Pacific Gas & Electric Co.
2.375% (LIBOR03M + 2.250%) due 01/03/2022 ~	6,649	6,570

United Airlines, Inc.
4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~	11,244	11,346

		46,625

MUNICIPAL BONDS & NOTES 0.1%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	163

California State General Obligation Bonds, Series 2017
0.863% (US0001M + 0.780%) due 04/01/2047 ~	12,500	12,505

Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022	165	167

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	$1,360	$1,569

		14,404

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%

Adjustable Rate Mortgage Trust
2.675% due 09/25/2035 ^~	77	74

American Home Mortgage Assets Trust
0.466% due 05/25/2046 ^•	185	168

BAMLL Commercial Mortgage Securities Trust
1.150% due 09/15/2038 •	15,200	15,235

Banc of America Funding Trust
2.371% due 03/20/2036 ~	60	59
2.606% due 02/20/2036 ~	619	627
2.682% due 11/20/2034 ~	213	216
3.159% due 10/20/2046 ^~	43	38
3.411% due 01/20/2047 ^~	83	80
5.500% due 01/25/2036	148	140
6.000% due 03/25/2037 ^	163	149

Banc of America Mortgage Trust
2.487% due 06/25/2035 ~	87	83
2.970% due 09/25/2035 ^~	19	19
3.517% due 04/25/2035 ~	98	93

BCAP LLC Trust
0.839% due 01/26/2047 •	258	245
5.250% due 02/26/2036 ~	453	277
5.250% due 04/26/2037	932	680

Bear Stearns Adjustable Rate Mortgage Trust
2.366% due 10/25/2033 ~	35	36
2.480% due 05/25/2034 ~	64	64
2.605% due 07/25/2034 ~	25	26
2.666% due 05/25/2034 ~	100	95
2.691% due 01/25/2035 ~	141	150
2.727% due 11/25/2034 ~	2	2
2.929% due 02/25/2034 ~	8	8

Bear Stearns ALT-A Trust
2.619% due 01/25/2036 ^~	133	134
2.706% due 08/25/2036 ^~	157	117
2.910% due 09/25/2035 ^~	1,964	1,525
3.057% due 11/25/2035 ^~	51	45
3.094% due 08/25/2036 ^~	751	640
3.253% due 11/25/2036 ^~	273	187
3.445% due 08/25/2036 ^~	1,031	667

Bear Stearns Structured Products, Inc. Trust
2.727% due 12/26/2046 ^~	32	29

Chase Mortgage Finance Trust
2.368% due 02/25/2037 ~	140	143
2.909% due 07/25/2037 ~	534	505

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.316% due 05/25/2036 •	543	521

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	37

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	$47	$47

Citigroup Mortgage Loan Trust
2.125% due 03/25/2037 ^~	309	275
2.470% due 05/25/2035 •	17	18
2.500% due 05/25/2051 ~	17,960	18,241
2.518% due 07/25/2046 ^~	448	447
2.754% due 08/25/2035 ~	13	13
3.124% due 09/25/2037 ^~	414	414

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.229% due 09/25/2035 ^~	1,089	1,057

Commercial Mortgage Trust
0.697% due 03/10/2046 ~(a)	13,000	104
1.427% due 01/10/2046 ~(a)	3,954	41

Countrywide Alternative Loan Trust
0.226% due 04/25/2047 •	708	653
0.277% due 09/20/2046 •	2,318	2,135
0.297% due 07/20/2046 ^•	373	296
0.426% due 01/25/2037 ^•	0	2
0.436% due 05/25/2037 ^•	354	116
0.466% due 09/25/2046 ^•	412	406
0.486% due 09/25/2035 ^•	138	96
0.506% due 07/25/2046 ^•	33	31
0.507% due 03/20/2046 •	52	45
0.507% due 05/20/2046 ^•	451	412
0.536% due 09/25/2035 ^•	1,047	685
0.646% due 02/25/2037 •	200	177
1.342% due 11/25/2047 ^•	1,880	1,730
1.472% due 11/25/2047 ^•	4,368	4,047
1.492% due 08/25/2035 •	192	188
1.592% due 11/25/2035 •	191	179
2.132% due 11/25/2035 •	185	177
3.055% due 02/25/2037 ^~	86	87
5.000% due 11/25/2035	3,476	2,529
5.250% due 06/25/2035 ^	95	90
6.250% due 08/25/2037 ^	347	258
6.500% due 08/25/2032	4	4

Countrywide Home Loan Mortgage Pass-Through Trust
0.626% due 03/25/2035 •	366	360
0.666% due 04/25/2035 •	361	344
0.726% due 03/25/2035 •	304	276
0.746% due 02/25/2035 •	8	8
1.987% due 02/20/2036 ^•	309	301
2.681% due 08/25/2034 ^~	7	7
2.708% due 09/20/2036 ^~	94	91
2.802% due 11/25/2034 ~	301	306
2.844% due 02/25/2047 ^~	153	148
2.887% due 08/25/2034 ^~	7	7
2.927% due 04/20/2036 ~	3,449	3,328
2.983% due 03/25/2037 ^~	139	133
3.117% due 05/20/2036 ~	242	242
6.000% due 08/25/2037	1,139	818

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.148% due 07/25/2033 ~	$4	$4

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	1,649	1,400

Credit Suisse Mortgage Capital Trust
1.484% due 07/15/2038 •	4,800	4,809
2.500% due 07/25/2056 ~	3,577	3,645

DBUBS Mortgage Trust
1.361% due 11/10/2046 ~(a)	4,580	0

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.226% due 07/25/2047 •	333	319
0.276% due 08/25/2047 •	7,753	7,472
0.836% due 10/25/2047 •	3,536	3,358

Downey Savings & Loan Association Mortgage Loan Trust
0.727% due 07/19/2045 ^•	6	1

Extended Stay America Trust
1.164% due 07/15/2038 •	25,567	25,681

First Horizon Mortgage Pass-Through Trust
2.500% due 10/25/2035 ~	41	44
2.754% due 08/25/2035 ~	59	47

GreenPoint Mortgage Funding Trust
0.266% due 01/25/2037 •	366	358
0.506% due 04/25/2036 •	331	326
0.626% due 11/25/2045 •	80	74

GreenPoint Mortgage Funding Trust Pass-Through Certificates
2.477% due 10/25/2033 ~	8	8

GS Mortgage Securities Corp.
1.625% due 02/10/2046 ~(a)	10,248	158

GS Mortgage Securities Trust
2.078% due 11/10/2045 ~(a)	17,268	217

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	7,070	7,163
2.500% due 02/25/2052 ~	15,687	15,964

GSR Mortgage Loan Trust
0.316% due 05/25/2037 •	3,307	2,256
1.840% due 03/25/2033 •	40	41
2.622% due 11/25/2035 ~	177	180
2.623% due 04/25/2035 ~	13	13
2.654% due 01/25/2035 ~	99	100
2.859% due 09/25/2035 ~	125	128
2.903% due 05/25/2035 ~	76	75

HarborView Mortgage Loan Trust
0.277% due 09/19/2037 •	574	566
0.567% due 03/19/2036 ^•	82	82
2.676% due 07/19/2035 ^~	80	68

HomeBanc Mortgage Trust
2.475% due 04/25/2037 ^~	669	670

38	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac CMB Trust
0.806% due 10/25/2034 •	$312	$307
0.866% due 10/25/2034 •	137	140
1.086% due 07/25/2033 •	12	12

IndyMac Mortgage Loan Trust
0.276% due 09/25/2046 •	2,070	1,963
0.326% due 06/25/2037 •	368	371
0.336% due 02/25/2037 •	628	503
0.386% due 06/25/2037 ^•	316	162
0.446% due 07/25/2047 •	1,852	1,479
0.686% due 11/25/2035 ^•	146	102
2.787% due 03/25/2036 ~	4,110	3,885
2.881% due 12/25/2034 ~	39	41
2.886% due 08/25/2036 ~	353	335
2.912% due 09/25/2035 ^~	4,459	4,252
2.930% due 11/25/2035 ^~	73	72

JP Morgan Alternative Loan Trust
0.566% due 10/25/2036 •	10,024	10,033
2.846% due 12/25/2035 ^~	4,515	3,868
5.500% due 11/25/2036 ^~	6	4

JP Morgan Chase Commercial Mortgage Securities Trust
1.079% due 12/15/2047 ~(a)	47,597	446

JP Morgan Mortgage Trust
1.000% due 11/25/2051 «	66,900	68,556
1.905% due 11/25/2033 ~	38	40
2.377% due 09/25/2035 ~	47	45
2.500% due 11/25/2051 «	103,000	105,802
2.595% due 07/25/2035 ~	69	70
2.692% due 10/25/2035 ~	6	6
2.701% due 02/25/2036 ^~	240	202

JPMBB Commercial Mortgage Securities Trust
0.814% due 04/15/2047 ~(a)	24,365	356

JPMorgan Mortgage Trust
3.000% due 01/25/2052 ~	68,894	71,231

Luminent Mortgage Trust
0.256% due 12/25/2036 •	1,337	1,268

Manhattan West Mortgage Trust
2.130% due 09/10/2039	23,200	23,680

MASTR Adjustable Rate Mortgages Trust
0.296% due 04/25/2046 •	896	834
0.686% due 05/25/2047 ^•	639	1,224

MASTR Alternative Loan Trust
0.486% due 03/25/2036 ^•	373	28
6.000% due 03/25/2036 ^	999	1,005

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.564% due 06/15/2030 •	12	12
2.610% due 10/20/2029 •	7	7

Merrill Lynch Mortgage Investors Trust
0.506% due 02/25/2036 •	309	309
0.586% due 11/25/2035 •	492	493
1.859% due 02/25/2033 ~	43	43
3.018% due 06/25/2035 ~	101	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MFA Trust
1.381% due 04/25/2065 ~	$23,836	$23,926
1.947% due 04/25/2065 ~	9,851	9,930

Morgan Stanley Bank of America Merrill Lynch Trust
1.152% due 05/15/2046 ~(a)	44,093	499
1.455% due 02/15/2046 ~(a)	40,847	512
1.527% due 08/15/2045 ~(a)	27,177	145

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	25,880	26,775
2.750% due 11/25/2059 ~	23,128	23,823

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.646% due 12/25/2035 •	748	742

PRET LLC
1.843% due 09/25/2051 «þ	29,300	29,292

Residential Accredit Loans, Inc. Trust
0.236% due 02/25/2047 •	1,300	656
0.446% due 07/25/2036 ^•	12,734	6,771
0.486% due 12/25/2046 ^•	629	598
0.506% due 04/25/2046 •	41	16
0.626% due 05/25/2046 ^•	204	183
1.014% due 10/25/2037 ~	3,809	3,741
6.000% due 06/25/2036	477	459
6.250% due 02/25/2037	8,591	8,419

Residential Asset Securitization Trust
0.486% due 01/25/2046 ^•	97	29
5.750% due 02/25/2036	4,428	4,185
6.500% due 08/25/2036 ^	584	266

Residential Funding Mortgage Securities, Inc. Trust
2.940% due 09/25/2035 ^~	160	120
6.500% due 03/25/2032	21	22

Sequoia Mortgage Trust
2.579% due 04/20/2035 ~	39	42
2.933% due 09/20/2046 ^~	1,454	1,031

Structured Adjustable Rate Mortgage Loan Trust
2.362% due 04/25/2034 ~	52	53
2.440% due 02/25/2034 ~	49	50
2.825% due 08/25/2035 ~	261	253
2.869% due 05/25/2036 ^~	30	26
3.085% due 09/25/2036 ^~	457	400
3.181% due 02/25/2036 ^~	103	92

Structured Asset Mortgage Investments Trust
0.306% due 09/25/2047 •	2,109	1,944
0.466% due 06/25/2036 •	31	31
0.506% due 05/25/2036 •	365	322
0.526% due 05/25/2036 •	1,926	1,899
0.606% due 05/25/2046 ^•	5	2
0.667% due 07/19/2034 •	4	4
0.686% due 08/25/2036 ^•	1,268	1,189
0.706% due 12/25/2035 ^•	4	4
1.592% due 08/25/2047 ^•	990	980

Structured Asset Securities Corp.
0.366% due 01/25/2036 •	974	926

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	39

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
0.376% due 10/25/2036 •	$7,314	$6,678

Thornburg Mortgage Securities Trust
1.336% due 06/25/2037 ^•	336	313
1.429% due 06/25/2037 •	1,689	1,591
1.479% due 06/25/2037 •	6,132	6,168
1.479% due 06/25/2047 ^•	1,018	923
1.479% due 06/25/2047 •	6	6
1.529% due 03/25/2037 ^•	458	433
1.805% due 10/25/2043 ~	28	29

UBS-Barclays Commercial Mortgage Trust
1.728% due 12/10/2045 ~(a)	47,380	529

UBS-Citigroup Commercial Mortgage Trust
1.627% due 01/10/2045 ~(a)	581	0

WaMu Mortgage Pass-Through Certificates Trust
0.646% due 11/25/2045 •	2,043	2,020
0.706% due 01/25/2045 •	135	136
0.826% due 11/25/2034 •	377	367
0.909% due 12/25/2046 •	80	78
1.072% due 06/25/2046 •	468	478
1.092% due 02/25/2046 •	1,079	1,096
1.513% due 02/27/2034 •	103	106
1.763% due 10/25/2046 •	647	637
2.577% due 06/25/2033 ~	20	21
2.716% due 12/25/2035 ~	169	173
2.774% due 09/25/2036 ~	1,531	1,488
2.808% due 10/25/2035 ~	167	171
2.865% due 04/25/2035 ~	154	157
2.899% due 02/25/2037 ^~	3,319	3,158
2.923% due 08/25/2046 ^~	854	846

Washington Mutual Mortgage Pass-Through Certificates Trust
0.466% due 07/25/2046 •	3,051	2,567
0.586% due 07/25/2046 ^•	2	5
0.862% due 04/25/2047 •	6,500	5,835
0.932% due 05/25/2047 ^•	26	3
1.032% due 07/25/2046 ^•	332	231

Wells Fargo-RBS Commercial Mortgage Trust
0.423% due 03/15/2048 ~(a)	40,000	172
1.244% due 03/15/2048 ~(a)	51,468	602
1.275% due 03/15/2045 ~(a)	37,541	420

		630,756

	SHARES
PREFERRED SECURITIES 1.3%

AT&T Mobility LLC
7.000% due 10/20/2022 «(g)(i)	3,952,199	103,809

	SHARES	MARKET VALUE (000S)

AT&T, Inc.
2.875% due 03/02/2025 •(g)	11,500,000	$13,498

Bank of America Corp.
5.875% due 03/15/2028 •(g)	12,150,000	13,883

Charles Schwab Corp.
4.000% due 06/01/2026 •(g)	14,900,000	15,570
5.375% due 06/01/2025 •(g)	4,900,000	5,457

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(g)	10,000,000	11,030

Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(g)	6,100,000	6,260
4.950% due 02/10/2025 •(g)	1,100,000	1,169

Wells Fargo & Co.
3.900% due 03/15/2026 •(g)	6,300,000	6,501

		177,177

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 13.7%

Fannie Mae
0.206% due 03/25/2034 •	$10	10
0.486% due 06/25/2036 •	267	270
0.586% due 10/25/2040 •	127	129
1.298% due 06/01/2043 •	23	23
1.778% due 12/01/2034 •	60	63
2.185% due 08/01/2036 •	12	13
2.200% due 01/01/2023 •	6	6
2.202% due 08/01/2023 •	3	3
2.250% due 06/01/2035 •	78	78
2.283% due 01/25/2022 ~(a)	605	0
2.335% due 04/01/2032 •	6	6
2.422% due 11/01/2034 •	367	391
2.633% due 12/01/2030 •	3	3
3.000% due 03/01/2060	15,808	17,105
3.500% due 01/01/2059	30,220	32,945
6.000% due 04/25/2043 - 07/25/2044	587	674

Freddie Mac
0.446% due 01/15/2038 •	4,152	4,161
0.564% due 10/15/2040 •	1,281	1,295
0.684% due 12/15/2037 •	149	152
0.898% due 09/25/2022 ~(a)	20,874	127
1.063% due 11/25/2022 ~(a)	29,747	258
1.292% due 10/25/2044 •	928	952
1.299% due 02/25/2045 •	67	68
1.546% due 10/25/2021 ~(a)	286	0
1.902% due 01/15/2038 ~(a)	4,152	265
2.083% due 09/01/2035 •	23	25

40	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.235% due 06/01/2022 •	$4	$4
6.000% due 12/01/2033	350	393
6.500% due 11/15/2023	2	2

Ginnie Mae
1.875% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~	18	19
1.875% due 04/20/2027 - 05/20/2030 •	64	66
2.000% due 04/20/2030 - 05/20/2030 •	23	25
2.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2025 ~	12	11
2.125% due 11/20/2030 •	2	2
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	36	38
2.250% due 08/20/2027 •	9	9
3.000% due 07/20/2046 - 05/20/2047	761	776
6.000% due 08/20/2034	3,686	4,133

Small Business Administration
5.110% due 04/01/2025	7	8

Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051	167,527	173,788
3.000% due 10/01/2049 - 06/01/2051	45,320	48,742
3.500% due 04/01/2027 - 07/01/2050	61,781	65,799
4.000% due 06/01/2038 - 06/01/2050	19,670	21,118

Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2051	161,100	161,547
3.000% due 10/01/2051	81,469	85,253
3.500% due 10/01/2036	4,200	4,482
4.000% due 10/01/2051 - 11/01/2051	1,077,576	1,154,830
4.500% due 10/01/2051 - 11/01/2051	121,200	131,251

		1,911,318

U.S. TREASURY OBLIGATIONS 4.5%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	72,600	65,238
1.625% due 11/15/2050 (k)	2,000	1,797
1.875% due 02/15/2041 (k)(m)(o)	26,400	25,833
5.250% due 02/15/2029 (k)	900	1,149

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028 (k)(m)		$77,351	$86,650
2.375% due 01/15/2027 (m)		5,685	6,919
2.500% due 01/15/2029 (m)		31,974	40,980
3.875% due 04/15/2029 (m)		12,453	17,381

U.S. Treasury Notes
0.125% due 12/15/2023 (m)(o)		10,700	10,652
0.625% due 05/15/2030 (k)		79,350	74,082
1.625% due 08/15/2029		73,300	74,677
2.000% due 08/15/2025 (m)(o)		17,000	17,806
2.000% due 11/15/2026 (k)(m)(o)		9,600	10,076
2.250% due 11/15/2025 (m)(o)		5,600	5,925
2.875% due 04/30/2025 (k)(m)(o)		179,700	193,676

			632,841

Total United States (Cost $4,605,182)			4,709,610

SHORT-TERM INSTRUMENTS 1.5%

REPURCHASE AGREEMENTS (j) 0.0%
			783

ISRAEL TREASURY BILLS 1.4%
(0.017)% due 11/30/2021 - 08/03/2022 (d)(e)	ILS	631,400	195,820

U.S. TREASURY BILLS 0.1%
0.043% due 02/17/2022 (d)(e)(m)(o)		$9,168	9,166

Total Short-Term Instruments (Cost $203,063)			205,769

Total Investments in Securities (Cost $15,235,068)			15,609,731

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	41

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.3%

SHORT-TERM INSTRUMENTS 7.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%

PIMCO Short Asset Portfolio	63,421,537	$635,230

PIMCO Short-Term Floating NAV Portfolio III	38,368,644	378,392

Total Short-Term Instruments (Cost $1,011,331)		1,013,622

Total Investments in Affiliates (Cost $1,011,331)		1,013,622

Total Investments 119.5% (Cost $16,246,399)		$16,623,353

Financial Derivative Instruments (l)(n) 0.4% (Cost or Premiums, net $716)		62,372

Other Assets and Liabilities, net (19.9)%		(2,768,180)

Net Assets 100.0%		$13,917,545

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

42	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$105,280	$103,809	0.75%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021	8,700	8,694	0.06
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	10,600	10,772	0.08
Deutsche Bank AG	3.035	05/28/2032	06/01/2021 - 06/21/2021	9,910	10,053	0.07
Deutsche Bank AG	3.729	01/14/2032	01/20/2021 - 01/28/2021	4,220	4,340	0.03
Morgan Stanley	0.740	02/03/2023	01/30/2020	26,834	28,041	0.20
Oracle Corp.	1.650	03/25/2026	03/22/2021	20,591	20,901	0.15
Oracle Corp.	2.300	03/25/2028	03/22/2021	6,983	7,164	0.05
Oracle Corp.	2.875	03/25/2031	03/22/2021	3,994	4,119	0.03
Oracle Corp.	3.650	03/25/2041	03/22/2021	13,411	13,983	0.10
Oracle Corp.	3.950	03/25/2051	03/22/2021	5,191	5,494	0.04

				$215,714	$217,370	1.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$783	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(799)	$783	$783

Total Repurchase Agreements						$(799)	$783	$783

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BPS	(0.580)%	08/19/2021	11/22/2021		EUR	(156,011)	$(180,588)
	(0.520)	08/30/2021	11/22/2021			(25,034)	(28,985)
BRC	(0.580)	08/19/2021	11/22/2021			(16,669)	(19,295)
	(0.520)	08/19/2021	11/22/2021			(17,092)	(19,786)
CIB	0.070	08/03/2021	10/05/2021			$(49,747)	(49,753)
GRE	0.070	09/01/2021	10/01/2021			(14,525)	(14,525)
	0.070	09/02/2021	10/04/2021			(57,254)	(57,258)
	0.070	09/08/2021	10/07/2021			(26,905)	(26,906)
	0.070	09/14/2021	10/01/2021			(136,427)	(136,431)
JML	(4.000)	09/09/2021	TBD	(2)	EUR	(513)	(593)
	(0.580)	08/19/2021	11/22/2021			(161,109)	(186,490)
	(0.560)	08/30/2021	11/22/2021			(94,973)	(109,956)
	(0.550)	08/19/2021	11/22/2021			(88,866)	(102,869)

Total Reverse Repurchase Agreements							$(933,435)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	43

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Canada (0.3)%
Sovereign Issues (0.3)%
Canada Government International Bond	2.750%	12/01/2048	CAD	40,620	$(39,376)	$(37,727)

United States (14.6)%
U.S. Government Agencies (14.6)%
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2036		$82,200	(85,058)	(84,663)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2036		99,500	(102,329)	(102,345)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2051		807,200	(816,205)	(809,439)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2051		244,600	(245,861)	(244,839)
Uniform Mortgage-Backed Security, TBA	2.500	12/01/2051		191,330	(196,872)	(196,449)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2051		16,078	(17,010)	(17,025)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2051		186,900	(193,210)	(192,353)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2051		108,372	(113,226)	(113,405)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2051		35,000	(36,515)	(36,580)
Uniform Mortgage-Backed Security, TBA	3.000	12/01/2051		81,697	(85,424)	(85,240)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2051		142,522	(150,747)	(150,809)

Total United States					(2,042,457)	(2,033,147)

Total Short Sales (14.9)%					$(2,081,833)	$(2,070,874)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(209,573)	$0	$0	$(209,573)	$207,129	$(2,444)
BRC	0	(39,081)	0	0	(39,081)	38,707	(374)
CIB	0	(49,753)	0	0	(49,753)	49,731	(22)
FICC	783	0	0	0	783	(799)	(16)
GRE	0	(235,120)	0	0	(235,120)	233,990	(1,130)
JML	0	(399,908)	0	0	(399,908)	396,625	(3,283)

Master Securities Forward Transaction Agreement
TOR	0	0	0	(37,727)	(37,727)	(1,590)	(39,317)

Total Borrowings and Other Financing Transactions	$783	$(933,435)	$0	$(37,727)

44	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(593)	$(593)
Sovereign Issues	0	0	(647,968)	0	(647,968)
U.S. Treasury Obligations	(150,957)	(133,917)	0	0	(284,874)

Total Borrowings	$(150,957)	$(133,917)	$(647,968)	$(593)	$(933,435)

Payable for reverse repurchase agreements					$(933,435)

(k)	Securities with an aggregate market value of $904,227 and cash of $21,955 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(796,025) at a weighted average interest rate of (0.293%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for short sales includes $327 of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar March Futures	03/2022	248	$61,910	$24	$6	$0
Euro-BTP Italy Government Bond December Futures	12/2021	6,989	1,230,143	(17,278)	3,886	(4,048)
Euro-Buxl 30-Year Bond December Futures	12/2021	221	52,054	(1,541)	148	(333)
U.S. Treasury 5-Year Note December Futures	12/2021	2,626	322,321	(2,055)	226	0
U.S. Treasury 10-Year Note December Futures	12/2021	4,651	612,115	(7,990)	654	0
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	2,504	363,706	(8,223)	430	0
United Kingdom Long Gilt December Futures	12/2021	609	102,694	(3,006)	74	(418)

				$(40,069)	$5,424	$(4,799)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Note December Futures	12/2021	751	$(63,218)	$77	$18	$(18)
Australia Government 10-Year Bond December Futures	12/2021	184	(18,819)	(8)	8	(89)
Call Options Strike @ EUR 174.000 on Euro-Bund November 2021 Futures(1)	10/2021	718	(25)	860	8	0
Canada Government 10-Year Bond December Futures	12/2021	137	(15,484)	418	33	0
Euro-Bobl December Futures	12/2021	173	(27,039)	85	14	(22)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	45

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2021	7,033	$(1,383,468)	$15,421	$2,688	$(2,362)
Euro-OAT France Government 10-Year Bond December Futures	12/2021	2,524	(485,184)	7,385	994	(936)
Euro-Schatz December Futures	12/2021	532	(69,145)	62	3	(3)
U.S. Treasury 30-Year Bond December Futures	12/2021	109	(17,355)	465	0	(14)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	7	(1,337)	58	1	0

				$24,823	$3,767	$(3,444)

Total Futures Contracts				$(15,246)	$9,191	$(8,243)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	12/20/2027	1.015%	EUR	3,300	$(17)	$15	$(2)	$0	$(2)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	4.219		36,100	2,388	(946)	1,442	27	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.276		4,800	12	(52)	(40)	2	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.423		2,500	(14)	(24)	(38)	3	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.188		$6,400	113	(73)	40	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.358	EUR	4,900	(145)	340	195	5	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.122		10,675	(511)	594	83	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.490		5,700	(188)	317	129	2	0

							$1,638	$171	$1,809	$40	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026		$97,100	$(9,255)	$169	$(9,086)	$89	$0
CDX.IG-35 5-Year Index	(1.000)	Quarterly	12/20/2025		15,000	(367)	1	(366)	2	0
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030		369,600	(2,278)	(2,610)	(4,888)	198	0
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031		210,800	(1,104)	(1,181)	(2,285)	83	0
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026		43,900	(1,069)	13	(1,056)	21	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	328,400	(2,488)	(5,208)	(7,696)	0	(126)

						$(16,561)	$(8,816)	$(25,377)	$393	$(126)

46	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

INTEREST RATE SWAPS - BASIS SWAPS

Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
								Asset	Liability
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$3,162,300	$(23)	$(795)	$(818)	$0	$(49)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	470,800	0	(148)	(148)	0	(4)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	85,800	0	(28)	(28)	2	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	71,100	0	(16)	(16)	2	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	374,100	28	(150)	(122)	11	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	285,300	0	(76)	(76)	0	(5)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	91,200	0	7	7	16	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	302,200	43	26	69	63	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	269,400	0	(11)	(11)	61	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	229,600	0	11	11	52	0

					$48	$(1,180)	$(1,132)	$207	$(58)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.010%	Annual	02/07/2023	GBP	457,400	$2,049	$962	$3,011	$160	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/16/2024		150,600	(864)	(848)	(1,712)	0	(95)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027		107,700	(675)	(1,718)	(2,393)	0	(220)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		136,700	(344)	(3,760)	(4,104)	0	(623)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		20,100	(554)	(1,249)	(1,803)	4	(176)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	34,030,000	421	(270)	151	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2031		1,580,000	(34)	(33)	(67)	17	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051		9,498,000	969	1,128	2,097	0	(516)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	09/15/2031	SGD	133,000	(1,002)	3,110	2,108	296	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	12/15/2031		28,570	(148)	204	56	66	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	379,000	(2)	986	984	1	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		257,800	0	658	658	1	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		389,000	0	1,011	1,011	1	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		649,000	0	1,650	1,650	2	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		328,100	0	836	836	1	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		380,000	0	967	967	1	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		85,200	0	218	218	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		89,000	0	223	223	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		143,800	0	359	359	0	0
Receive	1-Year BRL-CDI	3.300	Maturity	01/03/2022		5,210,700	(56)	(7,398)	(7,454)	0	(14)
Receive	1-Year BRL-CDI	3.345	Maturity	01/03/2022		105,600	0	(198)	(198)	0	0
Receive	1-Year BRL-CDI	3.350	Maturity	01/03/2022		2,281,600	(13)	(4,231)	(4,244)	0	(6)
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		786,900	(1,181)	2,049	868	2	0
Receive	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,472,400	(186)	(2,144)	(2,330)	0	(4)
Receive	1-Year BRL-CDI	7.197	Maturity	01/03/2022		3,003,019	0	(265)	(265)	0	(265)
Receive	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	51,800	0	165	165	2	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		36,700	0	117	117	1	0
Receive	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		31,000	136	112	248	2	0
Receive	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		34,800	0	(13)	(13)	1	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		24,300	0	0	0	1	0
Receive	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		67,500	(544)	970	426	0	(3)
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		42,300	(520)	(214)	(734)	0	(9)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		107,400	4,343	488	4,831	0	(68)
Receive	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	13	(128)	(115)	0	(47)
Receive	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		223,400	2,519	(946)	1,573	0	(149)
Receive	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		240,100	(2,491)	(2,747)	(5,238)	0	(119)
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		68,000	(2,926)	(328)	(3,254)	0	(45)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		54,500	1,840	1,737	3,577	0	(276)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	281,400	(192)	(1,910)	(2,102)	180	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	8,000	0	(135)	(135)	3	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	47

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month SEK-STIBOR	0.500%	Annual	06/19/2024	SEK	135,100	$312	$(173)	$139	$0	$(4)
Receive	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	635	(197)	438	0	(16)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$235,200	855	(2,575)	(1,720)	0	(9)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		123,400	(1,718)	188	(1,530)	0	(8)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		177,100	(410)	(850)	(1,260)	0	(16)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		758,400	(7,921)	1,219	(6,702)	0	(52)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		322,400	308	(204)	104	2	0
Pay	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		150,800	0	(2,898)	(2,898)	0	(13)
Pay	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		130,050	0	(2,656)	(2,656)	0	(53)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		143,950	0	(2,720)	(2,720)	0	(58)
Pay	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		99,200	0	(2,126)	(2,126)	0	(21)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	01/15/2026		115,200	223	2,904	3,127	0	(98)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		44,400	657	484	1,141	0	(39)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		127,610	(2,936)	3	(2,933)	121	0
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		1,789,100	(18,510)	9,414	(9,096)	0	(2,017)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		319,750	(2,932)	(13,424)	(16,356)	490	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		42,300	(2,316)	158	(2,158)	54	0
Pay(7)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		82,100	1,655	(1,048)	607	122	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		448,200	(5,575)	23,830	18,255	0	(997)
Pay	3-Month USD-LIBOR	0.550	Semi-Annual	01/15/2031		1,174,600	14,606	84,675	99,281	0	(2,672)
Pay	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		32,400	0	1,093	1,093	0	(77)
Pay	3-Month USD-LIBOR	1.160	Semi-Annual	02/02/2031		39,000	0	1,174	1,174	0	(93)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		400,005	(17,983)	(9,226)	(27,209)	938	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		333,280	28,250	(4,858)	23,392	0	(782)
Receive	3-Month USD-LIBOR	1.508	Semi-Annual	07/15/2031		18,800	(87)	94	7	0	(48)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		17,800	(41)	285	244	0	(45)
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	07/19/2031		54,000	(362)	947	585	0	(138)
Receive	3-Month USD-LIBOR	1.448	Semi-Annual	08/10/2031		52,900	(352)	745	393	0	(135)
Pay(7)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		14,810	0	587	587	41	0
Receive(7)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		55,300	0	(821)	(821)	0	(144)
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		715,400	18,851	(8,151)	10,700	1,871	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		70,500	1,631	4,781	6,412	0	(232)
Pay	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		22,900	(671)	3,439	2,768	0	(45)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		54,400	(292)	7,574	7,282	0	(147)
Pay	3-Month USD-LIBOR	0.800	Semi-Annual	01/15/2051		92,100	2,248	20,644	22,892	0	(124)
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		40,600	(468)	(3,245)	(3,713)	87	0
Receive	3-Month USD-LIBOR	1.940	Semi-Annual	06/15/2051		19,400	(144)	(366)	(510)	0	(51)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		26,900	(5,649)	1,853	(3,796)	48	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		12,800	2,687	(961)	1,726	0	(36)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		18,300	(130)	(323)	(453)	0	(49)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051		19,300	(146)	(485)	(631)	0	(52)
Receive(7)	3-Month USD-LIBOR	1.665	Semi-Annual	10/27/2051		3,000	0	140	140	0	(7)
Pay(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		137,700	10,554	(6,182)	4,372	367	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		6,100	(568)	336	(232)	0	(19)
Receive(7)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		16,000	0	(951)	(951)	0	(52)
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		9,900	0	545	545	0	(29)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	416	473	1	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	536	720	4	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	71,200	(1,528)	2,581	1,053	87	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	39,600	(169)	955	786	37	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	(388)	(388)	0	(144)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	109,400	(248)	(113)	(361)	13	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	20	13	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		1,777,100	(2,977)	(11,125)	(14,102)	176	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	01/27/2032		26,250	0	59	59	3	0
Receive(7)	6-Month EUR-EURIBOR	0.205	Annual	01/27/2032		33,100	0	17	17	3	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		1,377,000	24,859	(21,140)	3,719	46	(134)
Pay(7)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		39,500	0	(1,727)	(1,727)	0	(8)
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		400	19	7	26	0	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	0	933	933	19	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		85,200	(4,073)	4,115	42	291	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		16,900	(396)	482	86	60	0
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		13,400	0	2,029	2,029	45	0

48	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month HUF-BBR	1.500%	Annual	03/20/2024	HUF	3,731,000	$(142)	$(111)	$(253)	$0	$(5)
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2031	JPY	30,010,000	(3,438)	741	(2,697)	307	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		12,100,000	217	(1,936)	(1,719)	0	(297)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		14,720,000	(129)	41	(88)	752	0
Pay	6-Month NOK-NIBOR	1.500	Annual	03/10/2026	NOK	461,400	23	(82)	(59)	26	0
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		244,900	19	339	358	0	(83)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	1,363,000	111	(4,622)	(4,511)	82	0
Receive	UKRPI	3.397	Maturity	11/15/2030	GBP	16,210	123	1,938	2,061	0	(175)
Receive	UKRPI	3.445	Maturity	11/15/2030		13,970	0	1,663	1,663	0	(150)
Receive	UKRPI	3.510	Maturity	11/15/2030		7,230	0	781	781	0	(77)
Pay	UKRPI	3.740	Maturity	03/15/2031		24,600	13	(1,802)	(1,789)	271	0
Pay	UKRPI	3.700	Maturity	04/15/2031		44,100	400	(4,115)	(3,715)	504	0
Pay	UKRPI	3.217	Maturity	11/15/2040		27,610	(477)	(7,000)	(7,477)	495	0
Pay	UKRPI	3.272	Maturity	11/15/2040		9,900	(2)	(2,459)	(2,461)	176	0
Pay	UKRPI	3.273	Maturity	11/15/2040		13,970	0	(3,469)	(3,469)	248	0
Pay	UKRPI	3.340	Maturity	11/15/2040		12,230	0	(2,699)	(2,699)	214	0
Receive	UKRPI	3.000	Maturity	11/15/2050		11,400	421	4,924	5,345	0	(314)
Receive	UKRPI	3.051	Maturity	11/15/2050		9,900	0	4,281	4,281	0	(268)
Receive	UKRPI	3.143	Maturity	11/15/2050		5,000	0	1,824	1,824	0	(131)

							$27,679	$57,981	$85,660	$8,743	$(12,810)

Total Swap Agreements							$12,804	$48,156	$60,960	$9,383	$(12,996)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$9,191	$9,383	$18,574	$0	$(8,243)	$(12,996)	$(21,239)

(m)

Securities with an aggregate market value of $233,230 and cash of $33,433 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	49

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2021		AUD	38,292	$		27,789	$106	$0
	10/2021		CNH	1,151,755			177,782	0	(630)
	10/2021		CNY	491,830			75,910	0	(280)
	10/2021		NOK	1,166,045			134,069	681	0
	10/2021		PEN	33,341			8,064	0	0
	10/2021	$		35,801		AUD	49,371	0	(109)
	10/2021			100,708		DKK	640,000	0	(1,020)
	10/2021			1,925		GBP	1,407	0	(29)
	10/2021			46,104		MYR	192,853	0	(117)
	10/2021			14,465		PEN	59,527	0	(69)
	11/2021		AUD	49,371	$		35,806	109	0
	11/2021		NZD	18,622			12,801	0	(53)
	11/2021		RON	1,155			283	13	0
	11/2021	$		134,048		NOK	1,166,045	0	(688)
	11/2021			222		PLN	844	0	(10)
	11/2021			4,974		RUB	371,793	96	0
	11/2021			170		TWD	4,697	0	(1)
	12/2021		HKD	6,991	$		899	1	0
	12/2021		KRW	119,010,926			101,788	1,403	0
	12/2021		MYR	192,853			45,980	112	0
	12/2021		SGD	43,801			32,189	0	(65)
	12/2021	$		4,140		RUB	308,758	48	0
	01/2022		CZK	7,054	$		328	7	0
	01/2022		PEN	33,341			8,051	27	0
	02/2022	$		267		PLN	1,025	0	(10)
	03/2022		PEN	26,186	$		6,321	49	0
	04/2022		DKK	637,583			100,708	1,026	0
BPS	10/2021		BRL	11,590			2,131	2	0
	10/2021		CNH	2,415,839			372,798	0	(1,428)
	10/2021		DKK	75,580			11,989	216	0
	10/2021		GBP	14,590			20,001	343	0
	10/2021		KRW	51,187,743			43,322	117	0
	10/2021		MXN	7,140			352	6	0
	10/2021	$		35,243		AUD	48,019	0	(528)
	10/2021			2,193		BRL	11,590	0	(65)
	10/2021			68,035		CAD	86,299	99	0
	10/2021			1,648		DKK	10,285	0	(46)
	10/2021			10,280		EUR	8,696	0	(207)
	10/2021			14,965		GBP	10,938	0	(227)
	10/2021			354		MXN	7,140	0	(8)
	10/2021			63,713		NOK	563,130	705	0

50	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2021		BRL	11,590	$		2,183	$65	$0
	11/2021		CAD	96,844			76,309	0	(148)
	11/2021		IDR	40,214,283			2,798	0	(1)
	11/2021		ILS	52,059			15,890	0	(262)
	11/2021		MXN	43,858			2,173	59	0
	12/2021		HKD	444			57	0	0
	12/2021		SGD	24,438			17,976	6	(26)
	01/2022		MXN	7,140			349	8	0
BRC	10/2021		CHF	3,615			3,947	68	0
	10/2021		GBP	677,631			928,907	15,866	0
	10/2021		SEK	5,205			603	8	0
	10/2021	$		964,362		GBP	716,160	592	0
	11/2021		GBP	716,160	$		964,404	0	(587)
	11/2021		SEK	5,205			595	0	0
	11/2021	$		1,774		RUB	132,437	32	0
	12/2021			181		THB	5,946	0	(6)
CBK	10/2021		AUD	186,590	$		135,485	590	0
	10/2021		CAD	16,063			12,749	67	0
	10/2021		CHF	2,684			2,890	10	0
	10/2021		GBP	77,118			104,885	976	0
	10/2021		JPY	3,119,100			28,480	455	0
	10/2021		NZD	94,308			66,518	1,413	0
	10/2021		PEN	171,440			46,144	4,685	0
	10/2021	$		18,123		AUD	24,831	0	(172)
	10/2021			3,834		CAD	4,893	29	0
	10/2021			55,934		DKK	355,425	0	(572)
	10/2021			32,618		EUR	27,557	0	(697)
	10/2021			8,928		JPY	980,700	0	(116)
	10/2021			32,784		PEN	134,898	0	(161)
	11/2021		HUF	37,502	$		128	7	0
	11/2021		IDR	336,436,290			23,430	18	0
	11/2021		ILS	612,345			187,404	3	(2,628)
	11/2021		PEN	113,091			29,069	1,745	0
	11/2021	$		24,933		MXN	508,723	0	(445)
	11/2021			8,976		PEN	36,713	0	(103)
	12/2021		CNH	1,175,449	$		180,957	0	(346)
	12/2021	$		2,741		RUB	203,530	19	0
	01/2022		ILS	114,337	$		35,188	0	(317)
	02/2022			127,138			39,359	0	(133)
	02/2022		PEN	7,650			1,992	154	0
	02/2022	$		206		PLN	787	0	(8)
	03/2022		ILS	140,235	$		42,534	0	(1,045)
	04/2022		DKK	292,840			46,255	471	0
	04/2022		ILS	18,698			5,761	0	(53)
	05/2022		PEN	121,496			31,800	2,810	0
	06/2022		ILS	118,808			36,653	0	(329)
	08/2022			51,003			15,919	26	0
	09/2022		PEN	101,557			24,149	294	0
FBF	11/2021	$		1,629		RUB	121,691	30	0
GLM	10/2021		CNH	1,068,504	$		164,804	0	(713)
	10/2021		KRW	83,879			71	0	0
	10/2021		MXN	16,870			838	21	0
	10/2021	$		14,089		JPY	1,568,500	4	0
	10/2021			2,502		PEN	10,356	2	0
	10/2021			4,019		RUB	302,877	132	0
	11/2021		PEN	61,840	$		16,498	1,556	0
	11/2021	$		4,732		PEN	19,365	0	(52)
	11/2021			1,867		RUB	139,200	32	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	51

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2021	$		90		TWD	2,491	$0	$(1)
	12/2021		CNH	1,175,888	$		180,844	0	(526)
	12/2021		SGD	11,749			8,682	30	0
	12/2021	$		10,974		IDR	157,966,155	0	(32)
	12/2021			6,659		RUB	495,472	60	0
	12/2021		ZAR	325	$		22	1	0
	01/2022		ILS	16,680			5,108	0	(73)
	01/2022		PEN	84,350			20,445	155	(2)
	02/2022		CAD	15,692			13,001	612	0
HUS	10/2021		AUD	26,978			19,599	95	0
	10/2021		CAD	83,035			65,854	320	(23)
	10/2021		CNH	158,838			24,629	25	0
	10/2021		EUR	17,125			20,001	165	0
	10/2021		JPY	60,034,125			545,494	6,080	0
	10/2021		KRW	17,815,409			15,058	20	0
	10/2021	$		24,786		AUD	33,820	0	(336)
	10/2021			8,240		CAD	10,426	0	(8)
	10/2021			250,946		CNH	1,622,317	359	0
	10/2021			2,126		EUR	1,800	0	(41)
	10/2021			51,970		NOK	450,995	0	(379)
	10/2021			1,045		RUB	78,747	34	0
	11/2021		CAD	10,426	$		8,239	8	0
	11/2021		CNH	1,626,307			250,946	0	(362)
	11/2021		ILS	53,377			16,455	0	(106)
	11/2021	$		312		RUB	23,291	6	0
	12/2021			3,226		IDR	46,429,789	0	(10)
	12/2021			83		KRW	96,771	0	(1)
	12/2021		ZAR	426	$		29	1	0
	01/2022		ILS	40,950			12,684	0	(35)
	04/2022	$		11,462		DKK	73,375	9	0
JPM	10/2021		CNH	664,825	$		102,884	0	(101)
	10/2021		CZK	9,583			448	10	0
	10/2021		DKK	760,441			122,276	3,827	0
	10/2021		KRW	27,524,934			23,296	64	0
	10/2021		NZD	32,497			22,589	155	0
	11/2021	$		9,589		IDR	137,786,254	0	(12)
	12/2021		SGD	76,932	$		56,944	321	(27)
	12/2021	$		107		CNY	697	0	0
	12/2021			154		THB	5,058	0	(5)
MYI	10/2021		AUD	67,260	$		48,940	315	0
	10/2021		BRL	11,590			2,143	15	0
	10/2021		CNH	1,672,243			258,407	0	(631)
	10/2021		CNY	428,877			66,223	0	(215)
	10/2021		DKK	901,495			145,031	4,611	0
	10/2021		JPY	141,513,338			1,291,249	19,733	0
	10/2021	$		2,131		BRL	11,590	0	(3)
	10/2021			49,102		CAD	62,114	0	(62)
	10/2021			300,536		DKK	1,911,358	0	(2,817)
	10/2021			141,694		EUR	120,000	0	(2,692)
	10/2021			1,903,213		JPY	211,932,338	1,026	0
	10/2021			17,481		NOK	151,920	0	(102)
	11/2021		CAD	62,114	$		49,100	62	0
	11/2021		HUF	19,219			65	3	0
	11/2021		JPY	211,932,338			1,903,581	0	(1,026)
	11/2021	$		3,137		IDR	45,103,636	0	(3)
	11/2021			7,792		MXN	157,939	0	(189)
	11/2021			418		PLN	1,589	0	(19)
	11/2021			47		TWD	1,304	0	0

52	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2022		DKK	1,904,145	$		300,536	$2,837	$0
RBC	10/2021		CAD	10,079			7,872	0	(86)
	10/2021		EUR	1,044,518			1,233,778	23,860	0
	11/2021			901,050			1,044,836	538	0
	11/2021		JPY	583,169			5,294	53	0
RYL	12/2021		SGD	3,969			2,935	12	0
SCX	10/2021		AUD	61,512			44,613	143	0
	10/2021		KRW	7,471,723			6,325	19	0
	10/2021		MYR	192,853			46,344	357	0
	10/2021	$		3,173		CAD	4,000	0	(15)
	10/2021			5,168		RUB	388,913	161	0
	11/2021		GBP	40,834	$		55,060	39	0
	11/2021		IDR	151,623,610			10,550	2	(6)
	11/2021		NZD	108,183			74,314	0	(358)
	11/2021	$		14,061		JPY	1,568,500	35	0
	12/2021		CNH	1,388,517	$		213,560	0	(607)
	12/2021		CNY	541,520			83,202	0	(300)
	12/2021		KRW	55,615,337			47,742	831	0
	12/2021	$		6,672		IDR	95,841,736	0	(34)
	12/2021			801		SGD	1,060	0	(20)
	12/2021		ZAR	350	$		24	1	0
SOG	10/2021		DKK	1,072,925			172,602	5,480	0
	10/2021		JPY	6,187,981			56,298	698	0
	11/2021		HUF	20,518			70	4	0
SSB	10/2021		DKK	49,155			7,782	125	0
	10/2021		JPY	2,058,494			18,774	278	0
	10/2021		KRW	11,505,034			9,719	7	0
	10/2021	$		2,993		EUR	2,540	0	(50)
	11/2021		CHF	6,299	$		6,745	0	(19)
TOR	10/2021		CAD	58,556			46,336	105	0
	10/2021	$		129,073		AUD	178,117	0	(303)
	10/2021			831		MXN	16,870	0	(13)
	11/2021		AUD	178,117	$		129,088	303	0
	12/2021		CNH	1,260,484			194,465	47	0
	12/2021		MXN	620,226			30,766	980	0
	12/2021	$		3,340		IDR	48,028,602	0	(14)
	01/2022		MXN	16,870	$		818	13	0
UAG	10/2021	$		33,166		AUD	45,808	0	(49)
	10/2021			3,163		RUB	238,317	103	0
	11/2021		AUD	45,808	$		33,170	49	0
	11/2021	$		2,937		RUB	219,893	61	0
	12/2021		ZAR	386	$		27	1	0
WST	10/2021	$		9,744		CAD	12,340	0	(2)

Total Forward Foreign Currency Contracts								$112,683	$(26,225)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	01/25/2022	165,400	$2,090	$841
NGF	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400	01/25/2022	150,600	1,844	766

							$3,934	$1,607

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	53

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	$ 97.000	05/23/2025	21,400	$1,620	$2,831

Total Purchased Options					$5,554	$4,438

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	6,700	$(30)	$(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	7,100	(34)	(9)
	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	11/17/2021	7,900	(42)	(12)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	9,300	(43)	(47)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	21,500	(25)	(9)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	18,800	(17)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	35,700	(40)	(22)
BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	6,800	(29)	(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	6,300	(26)	(24)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	15,900	(16)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	39,300	(39)	(25)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	27,600	(34)	(7)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	63,800	(74)	(72)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	10/20/2021	10,400	(49)	(6)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	11/17/2021	9,000	(46)	(20)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	25,500	(145)	(149)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	10,400	(61)	(72)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	92,030	(99)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	11/17/2021	30,600	(35)	(11)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	31,750	(35)	(10)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	31,000	(36)	(8)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	110,000	(129)	(68)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	28,900	(40)	(34)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	4,400	(20)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	16,100	(89)	(94)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	5,000	(20)	(5)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	7,300	(36)	(34)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	8,500	(39)	(43)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	23,000	(20)	(15)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	31,000	(36)	(40)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	7,400	(33)	(28)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	69,000	(78)	(18)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	5,900	(23)	(23)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	8,500	(9)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	25,000	(25)	(14)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	10/20/2021	10,000	(41)	(4)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	10,700	(53)	(14)
	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	12/15/2021	7,600	(27)	(17)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	5,300	(21)	(20)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	4,400	(19)	(21)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	15,700	(16)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	24,000	(24)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	19,700	(21)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	4,000	(4)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	9,200	(9)	(3)

54	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900%	11/17/2021	20,500	$(21)	$(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	10,000	(10)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	25,300	(25)	(27)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	43,100	(45)	(43)
JPM	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	12/15/2021	7,800	(23)	(23)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	12,500	(68)	(73)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	28,800	(35)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	39,300	(42)	(12)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	28,600	(30)	(18)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000	11/17/2021	10,000	(40)	(9)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	58,000	(58)	(20)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	75,700	(79)	(48)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	18,300	(17)	(10)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	44,400	(57)	(57)

						$(2,337)	$(1,375)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC EUR versus CHF	CHF	1.067	12/01/2021	4,160	$(18)	$(12)
	Call - OTC EUR versus CHF		1.100	12/01/2021	4,160	(17)	(7)
DUB	Put - OTC EUR versus CHF		1.070	11/03/2021	21,494	(58)	(43)
	Call - OTC EUR versus CHF		1.100	11/03/2021	21,494	(59)	(15)
GLM	Call - OTC USD versus CAD	CAD	1.265	02/11/2022	67,278	(664)	(1,134)
UAG	Put - OTC EUR versus CHF	CHF	1.070	10/29/2021	15,299	(48)	(25)
	Call - OTC EUR versus CHF		1.098	10/29/2021	15,299	(44)	(11)
	Put - OTC EUR versus CHF		1.070	11/23/2021	15,759	(49)	(51)
	Call - OTC EUR versus CHF		1.100	11/23/2021	15,759	(47)	(22)

						$(1,004)	$(1,320)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451%	05/23/2025	21,400	$(1,620)	$(2,974)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	105,300	(137)	(5)
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	105,300	(137)	(700)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	154,900	(707)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	150,300	(200)	(7)
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	150,300	(200)	(999)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	53,200	(1,415)	(412)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	234,000	(1,075)	(1)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	659,200	(851)	(30)
	Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	659,200	(851)	(4,381)

							$(7,193)	$(9,509)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	55

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.000%	1-Month USD-LIBOR	10/07/2022	216,500	$(223)	$(21)
	Call - OTC 1-Year Interest Rate Floor(2)	0.000	1-Month USD-LIBOR	10/08/2022	99,000	(98)	(10)

						$(321)	$(31)

Total Written Options						$(10,855)	$(12,235)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.028%	$4,500	$(156)	$123	$0	$(33)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	16,740	(598)	475	0	(123)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	14,700	(363)	127	0	(236)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	29,700	(566)	121	0	(445)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	26,260	(909)	715	0	(194)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	47,500	(1,188)	425	0	(763)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	25,300	(898)	712	0	(186)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	11,800	(228)	51	0	(177)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.028	31,100	(1,092)	863	0	(229)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	27,200	(678)	241	0	(437)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.093	13,100	(314)	104	0	(210)

							$(6,990)	$3,957	$0	$(3,033)

56	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(5)	Notional Amount(6)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.536%		$7,820	$(189)	$325	$136	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536		20,100	(487)	838	351	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536		4,380	(106)	182	76	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.438		13,200	387	(2)	385	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2026	0.817		2,600	28	(3)	25	0
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.136	EUR	6,900	48	(30)	18	0

								$(319)	$1,310	$991	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	101,200	$	76,244	$486	$(366)	$120	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029		87,700		60,513	13	170	183	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029		86,300		59,547	(319)	175	0	(144)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030		32,300		23,204	173	(104)	69	0

									$353	$(125)	$372	$(144)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	57

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/ Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$315,600	$169	$(11,979)	$0	$(11,810)

Total Swap Agreements								$(6,787)	$(6,837)	$1,363	$(14,987)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$0	$0	$120	$120	$0	$0	$0	$0	$120	$393	$513
BOA	3,678	0	136	3,814	(3,081)	(106)	(33)	(3,220)	594	(2,260)	(1,666)
BPS	1,626	2,831	0	4,457	(2,946)	(3,037)	(359)	(6,342)	(1,885)	0	(1,885)
BRC	16,566	0	351	16,917	(593)	(1,160)	(1,402)	(3,155)	13,762	(10,480)	3,282
CBK	13,772	0	259	14,031	(7,125)	(114)	(186)	(7,425)	6,606	(8,146)	(1,540)
DUB	0	0	0	0	0	(241)	0	(241)	(241)	(250)	(491)
FBF	30	0	0	30	0	(38)	0	(38)	(8)	0	(8)
GLM	2,605	841	0	3,446	(1,399)	(2,552)	(144)	(4,095)	(649)	(610)	(1,259)
GST	0	0	410	410	0	(163)	(12,216)	(12,379)	(11,969)	13,137	1,168
HUS	7,122	0	0	7,122	(1,301)	0	(437)	(1,738)	5,384	(9,020)	(3,636)
JPM	4,377	0	0	4,377	(145)	(128)	(210)	(483)	3,894	(4,540)	(646)
MYC	0	0	87	87	0	(176)	0	(176)	(89)	(936)	(1,025)
MYI	28,602	0	0	28,602	(7,759)	0	0	(7,759)	20,843	(28,840)	(7,997)
NGF	0	766	0	766	0	0	0	0	766	(790)	(24)
RBC	24,451	0	0	24,451	(86)	0	0	(86)	24,365	(12,980)	11,385
RYL	12	0	0	12	0	(4,411)	0	(4,411)	(4,399)	4,187	(212)
SCX	1,588	0	0	1,588	(1,340)	0	0	(1,340)	248	(1,540)	(1,292)
SOG	6,182	0	0	6,182	0	0	0	0	6,182	(6,250)	(68)
SSB	410	0	0	410	(69)	0	0	(69)	341	(380)	(39)
TOR	1,448	0	0	1,448	(330)	0	0	(330)	1,118	(1,250)	(132)
UAG	214	0	0	214	(49)	(109)	0	(158)	56	0	56
WST	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

Total Over the Counter	$112,683	$4,438	$1,363	$118,484	$(26,225)	$(12,235)	$(14,987)	$(53,447)

(o)

Securities with an aggregate market value of $17,772 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

58	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9,191	$9,191
Swap Agreements	0	433	0	0	8,950	9,383

	$0	$433	$0	$0	$18,141	$18,574

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$112,683	$0	$112,683
Purchased Options	0	0	0	0	4,438	4,438
Swap Agreements	0	991	0	372	0	1,363

	$0	$991	$0	$113,055	$4,438	$118,484

	$0	$1,424	$0	$113,055	$22,579	$137,058

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	59

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8,243	$8,243
Swap Agreements	0	128	0	0	12,868	12,996

	$0	$128	$0	$0	$21,111	$21,239

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$26,225	$0	$26,225
Written Options	0	1,375	0	1,320	9,540	12,235
Swap Agreements	0	3,033	0	144	11,810	14,987

	$0	$4,408	$0	$27,689	$21,350	$53,447

	$0	$4,536	$0	$27,689	$42,461	$74,686

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$76	$76
Futures	0	0	0	0	37,507	37,507
Swap Agreements	0	(18,366)	0	0	(53,124)	(71,490)

	$0	$(18,366)	$0	$0	$(15,541)	$(33,907)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$101,565	$0	$101,565
Purchased Options	0	0	0	0	1,004	1,004
Written Options	0	3,506	0	1,497	13,160	18,163
Swap Agreements	0	(948)	0	0	251	(697)

	$0	$2,558	$0	$103,062	$14,415	$120,035

	$0	$(15,808)	$0	$103,062	$(1,126)	$86,128

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	301	301
Swap Agreements	0	4,534	0	0	(48,817)	(44,283)

	$0	$4,534	$0	$0	$(48,515)	$(43,981)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(79,158)	$0	$(79,158)
Purchased Options	0	0	0	0	(6,038)	(6,038)
Written Options	0	(734)	0	(455)	(3,711)	(4,900)
Swap Agreements	0	1,133	0	(14,149)	(12,064)	(25,080)

	$0	$399	$0	$(93,762)	$(21,813)	$(115,176)

	$0	$4,933	$0	$(93,762)	$(70,328)	$(159,157)

60	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,914	$0	$2,914
Australia
Asset-Backed Securities	0	1,278	0	1,278
Non-Agency Mortgage-Backed Securities	0	10,623	0	10,623
Sovereign Issues	0	285,922	0	285,922
Austria
Corporate Bonds & Notes	0	1,914	0	1,914
Canada
Corporate Bonds & Notes	0	48,838	0	48,838
Non-Agency Mortgage-Backed Securities	0	28,838	0	28,838
Sovereign Issues	0	35,828	0	35,828
Cayman Islands
Asset-Backed Securities	0	575,538	0	575,538
Corporate Bonds & Notes	0	53,807	0	53,807
Non-Agency Mortgage-Backed Securities	0	38,064	0	38,064
China
Corporate Bonds & Notes	0	2,295	0	2,295
Sovereign Issues	0	2,164,550	0	2,164,550
Denmark
Corporate Bonds & Notes	0	426,419	0	426,419
France
Corporate Bonds & Notes	0	101,988	0	101,988
Sovereign Issues	0	362,062	0	362,062
Germany
Corporate Bonds & Notes	0	349,347	0	349,347
Hungary
Sovereign Issues	0	6,905	0	6,905
India
Corporate Bonds & Notes	0	13,816	0	13,816
Ireland
Asset-Backed Securities	0	175,348	0	175,348
Corporate Bonds & Notes	0	12,526	0	12,526
Non-Agency Mortgage-Backed Securities	0	3,136	0	3,136
Israel
Sovereign Issues	0	261,618	0	261,618
Italy
Corporate Bonds & Notes	0	168,353	0	168,353
Sovereign Issues	0	152,415	0	152,415
Japan
Corporate Bonds & Notes	0	123,187	0	123,187
Sovereign Issues	0	2,009,078	0	2,009,078
Jersey, Channel Islands
Corporate Bonds & Notes	0	274	0	274
Kuwait
Sovereign Issues	0	52,427	0	52,427
Luxembourg
Corporate Bonds & Notes	0	23,740	0	23,740
Malaysia
Corporate Bonds & Notes	0	18,744	0	18,744
Sovereign Issues	0	44,400	0	44,400

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	61

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Mexico
Sovereign Issues	$0	$6,711	$0	$6,711
Netherlands
Asset-Backed Securities	0	33,989	0	33,989
Corporate Bonds & Notes	0	29,725	0	29,725
Preferred Securities	0	4,383	0	4,383
Sovereign Issues	0	8,473	0	8,473
New Zealand
Sovereign Issues	0	9,381	0	9,381
Peru
Sovereign Issues	0	124,109	0	124,109
Qatar
Corporate Bonds & Notes	0	35,486	0	35,486
Sovereign Issues	0	198,390	0	198,390
Romania
Sovereign Issues	0	59,867	0	59,867
Russia
Sovereign Issues	0	23,053	0	23,053
Saudi Arabia
Corporate Bonds & Notes	0	13,541	0	13,541
Sovereign Issues	0	167,858	0	167,858
Serbia
Sovereign Issues	0	16,839	0	16,839
Singapore
Corporate Bonds & Notes	0	18,314	0	18,314
Sovereign Issues	0	110,533	0	110,533
Slovenia
Sovereign Issues	0	22,043	0	22,043
South Africa
Sovereign Issues	0	11,128	0	11,128
South Korea
Sovereign Issues	0	242,913	0	242,913
Spain
Corporate Bonds & Notes	0	35,752	0	35,752
Preferred Securities	0	1,918	0	1,918
Sovereign Issues	0	308,741	0	308,741
Supranational
Corporate Bonds & Notes	0	26,606	0	26,606
Switzerland
Corporate Bonds & Notes	0	133,770	0	133,770
United Arab Emirates
Sovereign Issues	0	23,883	0	23,883
United Kingdom
Corporate Bonds & Notes	0	705,402	0	705,402
Non-Agency Mortgage-Backed Securities	0	565,898	0	565,898
Preferred Securities	0	5,092	0	5,092
Sovereign Issues	0	194,362	0	194,362
United States
Asset-Backed Securities	0	684,511	0	684,511
Corporate Bonds & Notes	0	611,978	0	611,978
Loan Participations and Assignments	0	46,625	0	46,625
Municipal Bonds & Notes	0	14,404	0	14,404
Non-Agency Mortgage-Backed Securities	0	427,106	203,650	630,756
Preferred Securities	0	73,368	103,809	177,177
U.S. Government Agencies	0	1,911,318	0	1,911,318
U.S. Treasury Obligations	0	632,841	0	632,841

62	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2021

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short-Term Instruments
Repurchase Agreements	$0	$783	$0	$783
Israel Treasury Bills	0	195,820	0	195,820
U.S. Treasury Bills	0	9,166	0	9,166

	$0	$15,302,272	$307,459	$15,609,731

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,013,622	$0	$0	$1,013,622

Total Investments	$1,013,622	$15,302,272	$307,459	$16,623,353

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(37,727)	0	(37,727)
United States
U.S. Government Agencies	0	(2,033,147)	0	(2,033,147)

	$0	$(2,070,874)	$0	$(2,070,874)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,874	10,700	0	18,574
Over the counter	0	118,484	0	118,484

	$7,874	$129,184	$0	$137,058

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,243)	(12,996)	0	(21,239)
Over the counter	(23)	(53,424)	0	(53,447)

	$(8,266)	$(66,420	$0	$(74,686)

Total Financial Derivative Instruments	$(392)	$62,764	$0	$62,372

Totals	$1,013,230	$13,294,162	$307,459	$14,614,851

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:

Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(1)
Investments in Securities, at Value
United States
Loan Participations and Assignments	$6,649	$0	$0	$32	$0	$(111)	$0	$(6,570)	$0	$0
Non-Agency Mortgage-Backed Securities	0	204,648	0	0	0	(998)	0	0	203,650	(998)
Preferred Securities	105,366	0	(809)	0	0	(748)	0	0	103,809	(1,557)

Totals	$112,015	$204,648	$(809)	$32	$0	$(1,857)	$0	$(6,570)	$307,459	$(2,555)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	63

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

(Unaudited)

September 30, 2021

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
United States
Non-Agency Mortgage-Backed Securities	$203,650	Proxy Pricing	Base Price	%	100.000-103.219	102.745
Preferred Securities	103,809	Current Value Model	Purchase Price	$	27.048	—

Total	$307,459

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

64	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2021

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	65

Notes to Financial Statements (Cont.)

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the

66	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates   In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	67

Notes to Financial Statements (Cont.)

by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the

68	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	69

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

70	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	71

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use

72	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	73

Notes to Financial Statements (Cont.)

management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$633,514	$2,854	$0	$0	$(1,138)	$635,230	$2,854	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$99,030	$1,193,839	$(914,500)	$(22)	$45	$378,392	$39	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or

74	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	75

Notes to Financial Statements (Cont.)

other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities

76	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2021, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	77

Notes to Financial Statements (Cont.)

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous

78	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	79

Notes to Financial Statements (Cont.)

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to each Fund of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the

80	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	81

Notes to Financial Statements (Cont.)

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds  use a specified exchange-traded fund as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In

82	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	83

Notes to Financial Statements (Cont.)

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the

84	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	85

Notes to Financial Statements (Cont.)

extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7.  PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

86	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	87

Notes to Financial Statements (Cont.)

in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative,

88	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	89

Notes to Financial Statements (Cont.)

and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8.  MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for

90	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	91

Notes to Financial Statements (Cont.)

arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

92	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	93

Notes to Financial Statements (Cont.)

interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2021, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $45,828.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

94	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Purchases	Sales

$31,330	$42,823

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$18,364,616	$18,858,588	$2,864,297	$1,697,859

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	95

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO International Bond Fund (U.S. Dollar-Hedged)

	Shares	Amount	Shares	Amount

	Six Months Ended 09/30/2021 (unaudited)		Year Ended 03/31/2021

Receipts for shares sold

Institutional Class	164,976	$1,798,977	329,948	$3,598,059

I-2	69,336	756,067	140,487	1,535,348

I-3	4,604	50,174	12,613	135,832

Administrative Class	2,627	28,675	6,043	66,140

Class A	13,506	147,273	41,762	455,142

Class C	188	2,054	1,106	12,109

Class R	627	6,838	2,045	22,440

Issued as reinvestment of distributions

Institutional Class	5,378	58,586	15,976	175,227

I-2	986	10,741	2,804	30,767

I-3	114	1,244	344	3,771

Administrative Class	84	918	265	2,911

Class A	492	5,361	1,828	20,055

Class C	10	103	71	786

Class R	28	308	108	1,185

Cost of shares redeemed

Institutional Class	(100,481)	(1,095,281)	(275,280)	(2,998,011)

I-2	(36,994)	(403,227)	(82,403)	(895,814)

I-3	(6,964)	(75,922)	(3,612)	(39,386)

Administrative Class	(2,514)	(27,475)	(4,555)	(49,861)

Class A	(19,568)	(213,459)	(42,892)	(468,381)

Class C	(902)	(9,838)	(1,954)	(21,361)

Class R	(574)	(6,264)	(1,932)	(21,051)

Net increase (decrease) resulting from Fund share transactions	94,959	$1,035,853	142,772	$1,565,907

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

96	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2021

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2021, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$5,986

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$14,175,006	$956,533	$(468,309)	$488,224

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	97

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JML	JP Morgan Securities Plc
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
CIB	Canadian Imperial Bank of Commerce	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RYL	NatWest Markets Plc
FBF	Credit Suisse International	SCX	Standard Chartered Bank, London
FICC	Fixed Income Clearing Corporation	SOG	Societe Generale Paris
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GRE	NatWest Markets Securities Inc.	TOR	The Toronto-Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.	WST	Westpac Banking Corp.

Currency Abbreviations:
ARS	Argentine Peso	KRW	South Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian New Leu
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand
JPY	Japanese Yen

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	MAKA5DAY	Israel Gilon 5 Day
BBSW1M	1 Month Bank Bill Swap Rate	MUTKCALM	Tokyo Overnight Average Rate
BBSW3M	3 Month Bank Bill Swap Rate	SIBCSORA	Singapore Overnight Rate Average
BP0003M	3 Month GBP-LIBOR	SOFRRATE	Secured Overnight Financing Rate
CDOR03	3 month CDN Swap Rate	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.HY	Credit Derivatives Index - High Yield	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SRFXON3	Swiss Overnight Rate Average (6PM)
EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	ICE 1-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

98	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
BABs	Build America Bonds	NIBOR	Norwegian Interbank Offered Rate
BBR	Bank Bill Rate	OAT	Obligations Assimilables du Trésor
BBSW	Bank Bill Swap Reference Rate	OIS	Overnight Index Swap
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	PIK	Payment-in-Kind
CDI	Brazil Interbank Deposit Rate	PRIBOR	Prague Interbank Offered Rate
CLO	Collateralized Loan Obligation	STIBOR	Stockholm Interbank Offered Rate
DAC	Designated Activity Company	TBA	To-Be-Announced
EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
JIBAR	Johannesburg Interbank Agreed Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	99

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information

100	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	101

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory services provided by Gurtin to the PIMCO

102	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	103

Approval of Investment Advisory Contract and Other Agreements (Cont.)

investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer

104	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	105

Approval of Investment Advisory Contract and Other Agreements (Cont.)

of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed

106	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	107

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

108	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4019SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

PIMCO Investment Grade Credit Bond Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium

2	PIMCO INVESTMENT GRADE CREDIT BOND FUND

term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	3

Chairman’s Letter (Cont.)

several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Important Information About the PIMCO Investment Grade Credit Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Investment Grade Credit Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	5

Important Information About the PIMCO Investment Grade Credit Bond Fund (Cont.)

disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an

6	PIMCO INVESTMENT GRADE CREDIT BOND FUND

indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Investment Grade Credit Bond Fund	04/28/00	04/28/00	04/30/08	04/27/18	09/30/02	07/30/04	07/30/04	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	7

Important Information About the PIMCO Investment Grade Credit Bond Fund (Cont.)

relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling 888.877.4626. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Fund is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Fund is uncertain at this time.

8	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	9

PIMCO Investment Grade Credit Bond Fund

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Credit Bond Fund Institutional Class	3.44%	2.24%	4.69%	5.75%	7.22%
PIMCO Investment Grade Credit Bond Fund I-2	3.39%	2.14%	4.58%	5.66%	7.12%
PIMCO Investment Grade Credit Bond Fund I-3	3.36%	2.09%	4.53%	5.60%	7.06%
PIMCO Investment Grade Credit Bond Fund Administrative Class	3.30%	1.98%	4.42%	5.49%	6.95%
PIMCO Investment Grade Credit Bond Fund Class A	3.23%	1.83%	4.27%	5.33%	6.79%
PIMCO Investment Grade Credit Bond Fund Class A (adjusted)	(0.66)%	(1.98)%	3.48%	4.93%	6.60%
PIMCO Investment Grade Credit Bond Fund Class C	2.84%	1.07%	3.50%	4.56%	6.00%
PIMCO Investment Grade Credit Bond Fund Class C (adjusted)	1.84%	0.09%	3.50%	4.56%	6.00%
Bloomberg U.S. Credit Index	3.30%	1.45%	4.37%	4.60%	5.91%
Lipper Corporate Debt Funds BBB-Rated Funds Average	3.25%	1.90%	4.34%	4.75%	5.81%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.52% for Institutional Class shares, 0.62% for I-2 shares, 0.72% for I-3 shares, 0.77% for Administrative Class shares, 0.92% for Class A shares, and 1.67% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Institutional Class - PIGIX	I-2 - PBDPX	I-3 - PCNNX	Administrative Class - PGCAX
Class A - PBDAX	Class C - PBDCX

Allocation Breakdown as of September 30, 2021†§

Banking & Finance	27.8%
Industrials	27.5%
U.S. Treasury Obligations	22.0%
Utilities	7.6%
Preferred Securities	5.1%
Asset-Backed Securities	2.8%
Loan Participations and Assignments	2.8%
Sovereign Issues	2.1%
Non-Agency Mortgage-Backed Securities	1.3%
Short-Term Instruments‡	0.1%
Other	0.9%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Investment Grade Credit Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to the financials sector contributed to performance, as the sector outperformed the broader investment grade market.

»	Tactical exposure to select emerging market sector names contributed to performance, as the names posted a positive return.

»	Overweight exposure to the pipelines sector contributed to performance, as the sector outperformed the broader investment grade market.
»	Underweight exposure to duration detracted from performance, as long end U.S. interest rates fell.

»	Overweight exposure to the gaming sector detracted from performance, as the sector underperformed the broader investment grade market.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	11

Expense Example PIMCO Investment Grade Credit Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,034.40	$2.55	$1,000.00	$1,022.56	$2.54	0.50%
I-2	1,000.00	1,033.90	3.06	1,000.00	1,022.06	3.04	0.60
I-3	1,000.00	1,033.60	3.31	1,000.00	1,021.81	3.29	0.65
Administrative Class	1,000.00	1,033.00	3.82	1,000.00	1,021.31	3.80	0.75
Class A	1,000.00	1,032.30	4.59	1,000.00	1,020.56	4.56	0.90
Class C	1,000.00	1,028.40	8.39	1,000.00	1,016.80	8.34	1.65

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Benchmark Description

Index*	Benchmark Description

Bloomberg U.S. Credit Index	Bloomberg U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Bloomberg Credit Investment Grade Index.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	13

Financial Highlights PIMCO Investment Grade Credit Bond Fund

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2021 - 09/30/2021+	$10.72	$0.17	$0.20	$0.37	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2021	10.16	0.33	0.64	0.97	(0.37)	(0.04)	0.00	(0.41)

03/31/2020	10.35	0.39	(0.15)	0.24	(0.43)	0.00	0.00	(0.43)

03/31/2019	10.29	0.39	0.10	0.49	(0.39)	(0.02)	(0.02)	(0.43)

03/31/2018	10.36	0.37	0.03	0.40	(0.39)	(0.08)	0.00	(0.47)

03/31/2017	10.15	0.38	0.23	0.61	(0.40)	0.00	0.00	(0.40)

I-2

04/01/2021 - 09/30/2021+	10.72	0.16	0.20	0.36	(0.18)	0.00	0.00	(0.18)

03/31/2021	10.16	0.32	0.64	0.96	(0.36)	(0.04)	0.00	(0.40)

03/31/2020	10.35	0.38	(0.15)	0.23	(0.42)	0.00	0.00	(0.42)

03/31/2019	10.29	0.38	0.10	0.48	(0.38)	(0.02)	(0.02)	(0.42)

03/31/2018	10.36	0.36	0.03	0.39	(0.38)	(0.08)	0.00	(0.46)

03/31/2017	10.15	0.37	0.23	0.60	(0.39)	0.00	0.00	(0.39)

I-3

04/01/2021 - 09/30/2021+	10.72	0.16	0.20	0.36	(0.18)	0.00	0.00	(0.18)

03/31/2021	10.16	0.31	0.64	0.95	(0.35)	(0.04)	0.00	(0.39)

03/31/2020	10.35	0.38	(0.15)	0.23	(0.42)	0.00	0.00	(0.42)

04/27/2018 - 03/31/2019	10.17	0.35	0.22	0.57	(0.35)	(0.02)	(0.02)	(0.39)

Administrative Class

04/01/2021 - 09/30/2021+	10.72	0.15	0.20	0.35	(0.17)	0.00	0.00	(0.17)

03/31/2021	10.16	0.30	0.64	0.94	(0.34)	(0.04)	0.00	(0.38)

03/31/2020	10.35	0.37	(0.15)	0.22	(0.41)	0.00	0.00	(0.41)

03/31/2019	10.29	0.36	0.10	0.46	(0.36)	(0.02)	(0.02)	(0.40)

03/31/2018	10.36	0.34	0.04	0.38	(0.37)	(0.08)	0.00	(0.45)

03/31/2017	10.15	0.36	0.22	0.58	(0.37)	0.00	0.00	(0.37)

Class A

04/01/2021 - 09/30/2021+	10.72	0.15	0.20	0.35	(0.17)	0.00	0.00	(0.17)

03/31/2021	10.16	0.29	0.63	0.92	(0.32)	(0.04)	0.00	(0.36)

03/31/2020	10.35	0.35	(0.15)	0.20	(0.39)	0.00	0.00	(0.39)

03/31/2019	10.29	0.34	0.11	0.45	(0.35)	(0.02)	(0.02)	(0.39)

03/31/2018	10.36	0.32	0.04	0.36	(0.35)	(0.08)	0.00	(0.43)

03/31/2017	10.15	0.34	0.22	0.56	(0.35)	0.00	0.00	(0.35)

14	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.90	3.44%	$10,057,866	0.50	%*	0.50	%*	0.50	%*	0.50	%*	3.07	%*	47%

10.72	9.51	10,087,718	0.52		0.52		0.50		0.50		3.00		173

10.16	2.17	7,770,682	0.85		0.85		0.50		0.50		3.65		213

10.35	4.91	6,523,295	0.77		0.77		0.50		0.50		3.84		149

10.29	3.88	7,360,972	0.59		0.59		0.50		0.50		3.48		84

10.36	6.03	6,332,729	0.51		0.51		0.50		0.50		3.64		133

10.90	3.39	6,906,991	0.60	*	0.60	*	0.60	*	0.60	*	2.97	*	47

10.72	9.40	6,892,128	0.62		0.62		0.60		0.60		2.90		173

10.16	2.08	4,864,454	0.95		0.95		0.60		0.60		3.53		213

10.35	4.81	3,310,855	0.87		0.87		0.60		0.60		3.75		149

10.29	3.78	2,748,140	0.69		0.69		0.60		0.60		3.39		84

10.36	5.92	1,509,819	0.61		0.61		0.60		0.60		3.58		133

10.90	3.36	95,354	0.65	*	0.70	*	0.65	*	0.70	*	2.92	*	47

10.72	9.34	103,026	0.67		0.72		0.65		0.70		2.86		173

10.16	2.02	104,412	1.00		1.05		0.65		0.70		3.49		213

10.35	5.71	62,801	0.92	*	0.97	*	0.65	*	0.70	*	3.82	*	149

10.90	3.30	69,571	0.75	*	0.75	*	0.75	*	0.75	*	2.82	*	47

10.72	9.23	116,339	0.77		0.77		0.75		0.75		2.76		173

10.16	1.91	115,603	1.10		1.10		0.75		0.75		3.39		213

10.35	4.65	104,992	1.02		1.02		0.75		0.75		3.55		149

10.29	3.62	217,578	0.84		0.84		0.75		0.75		3.23		84

10.36	5.76	177,286	0.76		0.76		0.75		0.75		3.48		133

10.90	3.23	1,425,509	0.90	*	0.90	*	0.90	*	0.90	*	2.67	*	47

10.72	9.07	1,500,859	0.92		0.92		0.90		0.90		2.61		173

10.16	1.76	1,390,384	1.25		1.25		0.90		0.90		3.25		213

10.35	4.50	1,397,045	1.17		1.17		0.90		0.90		3.43		149

10.29	3.47	1,768,405	0.99		0.99		0.90		0.90		3.09		84

10.36	5.60	1,004,734	0.91		0.91		0.90		0.90		3.28		133

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	15

Financial Highlights PIMCO Investment Grade Credit Bond Fund (Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2021 - 09/30/2021+	$10.72	$0.11	$0.19	$0.30	$(0.12)	$0.00	$0.00	$(0.12)

03/31/2021	10.16	0.20	0.64	0.84	(0.24)	(0.04)	0.00	(0.28)

03/31/2020	10.35	0.27	(0.15)	0.12	(0.31)	0.00	0.00	(0.31)

03/31/2019	10.29	0.27	0.10	0.37	(0.27)	(0.02)	(0.02)	(0.31)

03/31/2018	10.36	0.24	0.04	0.28	(0.27)	(0.08)	0.00	(0.35)

03/31/2017	10.15	0.26	0.23	0.49	(0.28)	0.00	0.00	(0.28)

+	Unaudited
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.90	2.84%	$219,710	1.65	%*	1.65	%*	1.65	%*	1.65	%*	1.92	%*	47%

10.72	8.26	254,017	1.67		1.67		1.65		1.65		1.86		173

10.16	1.01	358,653	2.00		2.00		1.65		1.65		2.51		213

10.35	3.72	413,202	1.92		1.92		1.65		1.65		2.68		149

10.29	2.70	535,919	1.74		1.74		1.65		1.65		2.33		84

10.36	4.82	582,565	1.66		1.66		1.65		1.65		2.52		133

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	17

Statement of Assets and Liabilities PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$21,434,316
Investments in Affiliates	1,332

Financial Derivative Instruments
Exchange-traded or centrally cleared	2,927
Over the counter	54,196
Cash	8,754
Deposits with counterparty	18,100
Foreign currency, at value	30,659
Receivable for investments sold	18,305
Receivable for TBA investments sold	410,422
Receivable for Fund shares sold	21,042
Interest and/or dividends receivable	164,502
Reimbursement receivable from PIMCO	4

Total Assets	22,164,559

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$13,445
Payable for sale-buyback transactions	2,509,932
Payable for short sales	91,881

Financial Derivative Instruments
Exchange-traded or centrally cleared	3,075
Over the counter	32,959
Payable for investments purchased	142,490
Payable for TBA investments purchased	432,577
Payable for unfunded loan commitments	25,516
Deposits from counterparty	24,671
Payable for Fund shares redeemed	89,563
Distributions payable	14,230
Accrued investment advisory fees	3,941
Accrued supervisory and administrative fees	4,750
Accrued distribution fees	154
Accrued servicing fees	346
Other liabilities	28

Total Liabilities	3,389,558

Net Assets	$18,775,001

Net Assets Consist of:

Paid in capital	$17,971,104
Distributable earnings (accumulated loss)	803,897

Net Assets	$18,775,001

Cost of investments in securities	$20,776,721
Cost of investments in Affiliates	$1,666
Cost of foreign currency held	$30,984
Proceeds received on short sales	$91,698
Cost or premiums of financial derivative instruments, net	$127,296

* Includes repurchase agreements of:	$6,643

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

September 30, 2021 (Unaudited)

Net Assets:

Institutional Class	$10,057,866
I-2	6,906,991
I-3	95,354
Administrative Class	69,571
Class A	1,425,509
Class C	219,710

Shares Issued and Outstanding:

Institutional Class	922,490
I-2	633,495
I-3	8,746
Administrative Class	6,381
Class A	130,745
Class C	20,151

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.90
I-2	10.90
I-3	10.90
Administrative Class	10.90
Class A	10.90
Class C	10.90

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	19

Statement of Operations PIMCO Investment Grade Credit Bond Fund

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$334,956
Dividends	7,918
Dividends from Investments in Affiliates	9
Total Income	342,883

Expenses:

Investment advisory fees	24,009
Supervisory and administrative fees	28,910
Distribution and/or servicing fees - Administrative Class	132
Distribution fees - Class C	893
Servicing fees - Class A	1,855
Servicing fees - Class C	297
Trustee fees	46
Interest expense	380
Miscellaneous expense	2
Total Expenses	56,524
Waiver and/or Reimbursement by PIMCO	(24)
Net Expenses	56,500

Net Investment Income (Loss)	286,383

Net Realized Gain (Loss):

Investments in securities	(13,057)
Investments in Affiliates	(6)
Exchange-traded or centrally cleared financial derivative instruments	68,515
Over the counter financial derivative instruments	61,408
Foreign currency	(3,310)

Net Realized Gain (Loss)	113,550

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	280,447
Investments in Affiliates	(87)
Exchange-traded or centrally cleared financial derivative instruments	(37,201)
Over the counter financial derivative instruments	(3,101)
Foreign currency assets and liabilities	2,445

Net Change in Unrealized Appreciation (Depreciation)	242,503

Net Increase (Decrease) in Net Assets Resulting from Operations	$642,436

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$286,383	$558,734
Net realized gain (loss)	113,550	292,989
Net change in unrealized appreciation (depreciation)	242,503	644,146

Net Increase (Decrease) in Net Assets Resulting from Operations	642,436	1,495,869

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(175,708)	(389,645)
I-2	(116,777)	(241,928)
I-3	(1,574)	(3,793)
Administrative Class	(1,666)	(4,427)
Class A	(22,442)	(52,612)
Class C	(2,706)	(9,092)

Total Distributions(a)	(320,873)	(701,497)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(500,649)	3,555,527

Total Increase (Decrease) in Net Assets	(179,086)	4,349,899

Net Assets:

Beginning of period	18,954,087	14,604,188
End of period	$18,775,001	$18,954,087

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	21

Schedule of Investments PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%

AAdvantage Loyalty IP Ltd.
5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$2,200	$2,277

ACProducts, Inc.
4.750% (LIBOR03M + 4.250%) due 05/17/2028 ~		8,678	8,680

Advantage Sales & Marketing, Inc.
6.000% (LIBOR03M + 5.250%) due 10/28/2027 ~		9,627	9,694

Air Canada
4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		11,700	11,766

Allied Universal Holding Co.
4.250% (LIBOR03M + 3.750%) due 05/12/2028 ~		4,300	4,308

Altice France S.A.
3.000% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	975	1,109

Arches Buyer, Inc.
3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		$9,205	9,169

Avolon TLB Borrower (U.S.) LLC
2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~		14,992	15,016

AWAS Aviation Capital Ltd.
4.870% due 10/07/2021 «(i)		9,276	9,276

Boeing Co.
1.366% (LIBOR03M + 1.250%) due 02/07/2022 ~		3,790	3,792

Cablevision Lightpath LLC
3.750% (LIBOR03M + 3.250%) due 11/30/2027 ~		4,764	4,774

Caesars Resort Collection LLC
2.834% (LIBOR03M + 2.750%) due 12/23/2024 ~		21,295	21,194
3.583% (LIBOR03M + 3.500%) due 07/21/2025 ~		11,286	11,313

Camelot U.S. Acquisition Co.
3.084% (LIBOR03M + 3.000%) due 10/30/2026 ~		98	98

Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		7,920	7,900
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	12,177	14,111

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		$30,430	30,640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Catalent Pharma Solutions, Inc.
2.500% (LIBOR03M + 2.000%) due 02/22/2028 ~	$1,000	$1,002

CenturyLink, Inc.
2.334% (LIBOR03M + 2.250%) due 03/15/2027 ~	3,829	3,792

Charter Communications Operating LLC
1.840% (LIBOR03M + 1.750%) due 02/01/2027 ~	7,919	7,878

Chobani LLC
4.500% (LIBOR03M + 3.500%) due 10/20/2027 ~	495	497

Citadel Securities LP
2.584% (LIBOR03M + 2.500%) due 02/02/2028 ~	10,497	10,417

CommScope, Inc.
3.334% (LIBOR03M + 3.250%) due 04/06/2026 ~	5,214	5,195

Cornerstone Building Brands, Inc.
3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~	42,729	42,725

Coty, Inc.
2.333% (LIBOR03M + 2.250%) due 04/07/2025 ~	672	662

CSC Holdings LLC
2.584% (LIBOR03M + 2.500%) due 04/15/2027 ~	6,031	5,970

Delos Finance S.a.r.l.
1.882% (LIBOR03M + 1.750%) due 10/06/2023 ~	30,450	30,464

Diamond Sports Group LLC
3.340% (LIBOR03M + 3.250%) due 08/24/2026 ~	17,150	10,769

DirecTV Financing LLC
5.750% (LIBOR03M + 5.000%) due 07/22/2027 ~	6,200	6,212

DT Midstream, Inc.
2.500% (LIBOR03M + 2.000%) due 06/26/2028 ~	1,496	1,497

Elanco Animal Health, Inc.
1.836% (LIBOR03M + 1.750%) due 08/01/2027 ~	3,670	3,630

Encina Private Credit LLC
TBD% - 4.572% (LIBOR03M + 3.572%) due 11/30/2025 «~µ	35,700	35,700

EW Scripps Co.
3.750% (LIBOR03M + 3.000%) due 01/07/2028 ~	3,036	3,046

Foundation Building Materials Holding Co LLC
3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~	3,528	3,509

22	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Genesee & Wyoming, Inc.
2.132% (LIBOR03M + 2.000%) due 12/30/2026 ~		$3,546	$3,529

GIP Blue Holding
TBD% due 09/29/2028 «		15,000	15,038

Golden Nugget, Inc.
3.250% (LIBOR03M + 2.500%) due 10/04/2023 ~		9,887	9,850

Hilton Grand Vacations Borrower LLC
3.500% (LIBOR03M + 3.000%) due 08/02/2028 ~		10,000	10,035

Intelsat Jackson Holdings S.A.
TBD% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ		11,725	11,636
8.000% (PRIME + 4.750%) due 11/27/2023 ~		17,400	17,639

IRB Holding Corp.
4.250% (LIBOR03M + 3.250%) due 12/15/2027 ~		4,938	4,953

Iridium Satellite LLC
3.250% (LIBOR03M + 2.500%) due 11/04/2026 ~		3,627	3,633

Ivanti Software, Inc.
5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~		14,726	14,787

Jazz Financing LUX SARL
4.000% (LIBOR03M + 3.500%) due 05/05/2028 ~		3,591	3,600

Level 3 Financing, Inc.
1.834% (LIBOR03M + 1.750%) due 03/01/2027 ~		15,118	14,955

Marriott Ownership Resorts, Inc.
1.834% (LIBOR03M + 1.750%) due 08/29/2025 ~		4,532	4,468

Nielsen Consumer, Inc.
4.084% (LIBOR03M + 4.000%) due 03/06/2028 ~		4,882	4,902

Numericable Group S.A.
3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	975	1,108

Pacific Gas & Electric Co.
2.375% (LIBOR03M + 2.250%) due 01/03/2022 ~		$10,653	10,526

Pactiv Evergreen Group
TBD% due 09/20/2028		900	900

Parexel International Corp.
TBD% due 08/11/2028		9,600	9,613
2.834% (LIBOR03M + 2.750%) due 09/27/2024 ~		11,152	11,148

Petco Health & Wellness Co.
4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~		14,627	14,637

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PPD, Inc.
2.500% (LIBOR03M + 2.000%) due 01/13/2028 ~	$995	$995

Rackspace Hosting, Inc.
3.500% (LIBOR03M + 2.750%) due 02/15/2028 ~	4,190	4,162

RegionalCare Hospital Partners Holdings, Inc.
3.835% (LIBOR03M + 3.750%) due 11/16/2025 ~	1,160	1,159

RPI Intermediate Finance Trust
1.834% (LIBOR03M + 1.750%) due 02/11/2027 ~	5,745	5,734

SkyMiles IP Ltd.
4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	2,600	2,768

Sotera Health Holdings LLC
3.250% (LIBOR03M + 2.750%) due 12/11/2026 «~	6,300	6,276

SRS Distribution, Inc.
4.250% (LIBOR03M + 3.750%) due 06/02/2028 ~	7,400	7,407

SS&C Technologies Holdings Europe S.a.r.l.
1.834% (LIBOR03M + 1.750%) due 04/16/2025 ~	1,573	1,560

SS&C Technologies, Inc.
1.834% (LIBOR03M + 1.750%) due 04/16/2025 ~	6,633	6,576

Standard Industries, Inc.
TBD% due 09/22/2028	10,600	10,619

Sunshine Luxembourg S.a.r.l.
4.500% (LIBOR03M + 3.750%) due 10/01/2026 ~	14,086	14,140

U.S. Renal Care, Inc.
5.084% (LIBOR03M + 5.000%) due 06/26/2026 ~	4,018	4,016

Univision Communications, Inc.
3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~	6,685	6,686

USI, Inc.
3.382% (LIBOR03M + 3.250%) due 12/02/2026 ~	3,054	3,039

Viad Corp.
5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~	8,800	8,800

Western Digital Corp.
1.588% (LIBOR03M + 1.500%) due 02/27/2023 ~	1,380	1,382

Westmoreland Coal Company (15.000% PIK)
15.000% due 03/15/2029 (b)	4,082	847

White Cap Buyer LLC
4.500% (LIBOR03M + 4.000%) due 10/19/2027 ~	6,154	6,175

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	23

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zebra Buyer LLC
TBD% due 04/21/2028	$4,500	$4,520

Total Loan Participations and Assignments (Cost $607,663)		601,900

CORPORATE BONDS & NOTES 71.8%

BANKING & FINANCE 31.7%

AerCap Ireland Capital DAC
2.875% due 08/14/2024	9,900	10,317
3.300% due 01/23/2023	250	258
3.650% due 07/21/2027 (k)	2,770	2,944
3.875% due 01/23/2028	1,425	1,532
4.125% due 07/03/2023	14,090	14,826
4.450% due 04/03/2026	2,320	2,529

Agree LP
2.900% due 10/01/2030	3,030	3,134

AIA Group Ltd.
3.200% due 09/16/2040	5,800	5,865
3.900% due 04/06/2028	4,960	5,524

AIB Group PLC
4.263% due 04/10/2025 •	5,900	6,328
4.750% due 10/12/2023	5,000	5,379

Aircastle Ltd.
2.850% due 01/26/2028	4,000	4,054
4.250% due 06/15/2026	7,100	7,765
4.400% due 09/25/2023	18,000	19,174

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	2,500	2,426
3.000% due 05/18/2051	5,300	5,167
3.450% due 04/30/2025	4,600	4,974
4.300% due 01/15/2026	12,535	13,912
4.900% due 12/15/2030	4,500	5,446

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 •(h)	3,700	3,869

Ally Financial, Inc.
3.050% due 06/05/2023	29,500	30,613
4.625% due 03/30/2025	6,800	7,556
8.000% due 11/01/2031	1,600	2,310

American Assets Trust LP
3.375% due 02/01/2031	17,000	17,631

American Campus Communities Operating Partnership LP
3.300% due 07/15/2026	3,500	3,749
3.625% due 11/15/2027	500	546
3.875% due 01/30/2031	1,000	1,117

American Financial Group, Inc.
3.500% due 08/15/2026	31,350	34,255

American Homes 4 Rent LP
2.375% due 07/15/2031	2,300	2,281
3.375% due 07/15/2051	500	508
4.250% due 02/15/2028	13,667	15,486

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Honda Finance Corp.
3.375% due 12/10/2021		$60	$60

American International Group, Inc.
6.250% due 05/01/2036		1,200	1,674

American Tower Corp.
1.875% due 10/15/2030		18,200	17,492
2.100% due 06/15/2030		4,500	4,407
2.300% due 09/15/2031		2,600	2,565
2.750% due 01/15/2027		23,000	24,162
2.900% due 01/15/2030		3,400	3,542
2.950% due 01/15/2025		29,200	30,849
2.950% due 01/15/2051		34,500	32,607
3.375% due 05/15/2024		3,400	3,623
3.375% due 10/15/2026		2,100	2,274
3.700% due 10/15/2049		4,200	4,553
3.800% due 08/15/2029		11,030	12,237
3.950% due 03/15/2029		4,970	5,531
4.000% due 06/01/2025		12,700	13,866
4.400% due 02/15/2026		7,481	8,362

Antares Holdings LP
2.750% due 01/15/2027		7,000	7,011
3.950% due 07/15/2026		15,950	16,819

Ares Finance Co. LLC
3.250% due 06/15/2030		13,900	14,533
4.125% due 06/30/2051 •		4,900	5,075

Aroundtown S.A.
5.375% due 03/21/2029		1,200	1,410

Assurant, Inc.
4.200% due 09/27/2023		2,000	2,131

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		11,150	11,705
3.600% due 09/15/2051		4,800	4,891

Athene Global Funding
1.360% (US0003M + 1.230%) due 07/01/2022 ~		23,800	23,991

Aviation Capital Group LLC
2.875% due 01/20/2022		12,045	12,108
3.500% due 11/01/2027		16,454	17,362
3.875% due 05/01/2023		500	522
4.375% due 01/30/2024		1,700	1,816
4.875% due 10/01/2025		10,591	11,686

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		6,300	6,238
2.528% due 11/18/2027		11,462	11,282
3.250% due 02/15/2027		8,600	8,874
3.950% due 07/01/2024		1,235	1,312
4.250% due 04/15/2026		15,600	16,786

AXIS Specialty Finance PLC
4.000% due 12/06/2027		17,200	19,257

Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,500	10,098
3.625% due 09/24/2024		8,825	10,695

24	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(g)(h)	EUR	1,200	$1,491

Banco Bradesco S.A.
3.200% due 01/27/2025		$15,000	15,214

Banco BTG Pactual S.A.
2.750% due 01/11/2026		5,900	5,738
4.500% due 01/10/2025		10,500	10,802
5.500% due 01/31/2023		17,633	18,519

Banco de Credito del Peru
4.650% due 09/17/2024	PEN	9,000	2,141

Banco do Brasil S.A.
3.250% due 09/30/2026		$5,300	5,304
4.625% due 01/15/2025		4,400	4,653
4.750% due 03/20/2024		4,900	5,213

Banco General S.A.
4.125% due 08/07/2027		3,900	4,202

Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027		18,607	19,936

Banco Mercantil del Norte S.A.
6.750% due 09/27/2024 •(g)(h)		9,000	9,506

Banco Santander Chile
2.700% due 01/10/2025		2,000	2,083

Banco Santander Mexico S.A.
4.125% due 11/09/2022		10,000	10,326
5.375% due 04/17/2025		13,800	15,442

Banco Santander S.A.
1.239% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,461
3.125% due 02/23/2023		600	622
4.379% due 04/12/2028		3,000	3,409

Banco Votorantim S.A.
4.000% due 09/24/2022		900	922

Bank of America Corp.
1.319% due 06/19/2026 •		15,400	15,402
1.898% due 07/23/2031 •		19,100	18,430
2.299% due 07/21/2032 •		34,500	34,031
2.687% due 04/22/2032 •		17,500	17,830
3.093% due 10/01/2025 •		10,000	10,633
3.593% due 07/21/2028 •		8,000	8,776
3.970% due 03/05/2029 •		18,700	20,811
8.050% due 06/15/2027		12,000	15,394

Bank of America N.A.
6.000% due 10/15/2036		4,600	6,294

Bank of Ireland Group PLC
6.000% due 09/01/2025 •(g)(h)	EUR	2,900	3,737

Bank of New York Mellon Corp.
2.661% due 05/16/2023 •		$120	122

Bank of Nova Scotia
4.900% due 06/04/2025 •(g)(h)		6,000	6,465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Bank PLC
7.625% due 11/21/2022 (h)		$16,313	$17,491

Barclays PLC
1.007% due 12/10/2024 •		15,000	15,073
1.505% (US0003M + 1.380%) due 05/16/2024 ~		23,285	23,692
1.555% (US0003M + 1.430%) due 02/15/2023 ~		10,900	10,951
1.744% (US0003M + 1.625%) due 01/10/2023 ~		6,000	6,021
2.375% due 10/06/2023 •	GBP	1,100	1,506
3.250% due 02/12/2027		3,000	4,331
4.338% due 05/16/2024 •		$2,200	2,329
4.375% due 01/12/2026		32,965	36,807
4.610% due 02/15/2023 •		17,400	17,667
5.088% due 06/20/2030 •		2,500	2,887
6.125% due 12/15/2025 •(g)(h)		34,550	38,286
7.250% due 03/15/2023 •(g)(h)	GBP	8,765	12,600
7.875% due 09/15/2022 •(g)(h)		500	712
8.000% due 06/15/2024 •(g)(h)		$6,400	7,232

BBVA Bancomer S.A.
1.875% due 09/18/2025		1,000	1,007
4.375% due 04/10/2024		3,100	3,348
5.125% due 01/18/2033 •(h)		5,100	5,324
5.875% due 09/13/2034 •(h)		4,600	5,005
6.750% due 09/30/2022		6,782	7,141

Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	14,901
2.000% due 01/30/2032		$18,100	17,403
2.800% due 09/30/2050		5,300	5,098
4.450% due 07/15/2045		2,300	2,831
5.000% due 06/15/2044		3,900	5,100

Block Financial LLC
3.875% due 08/15/2030		20,700	22,526

Blue Owl Finance LLC
4.125% due 10/07/2051 (a)		5,900	5,753

BNP Paribas S.A.
1.323% due 01/13/2027 •		12,200	12,000
1.904% due 09/30/2028 •		4,800	4,781
3.052% due 01/13/2031 •		4,400	4,612
4.400% due 08/14/2028		14,100	16,086
4.625% due 02/25/2031 •(g)(h)		11,300	11,568
7.000% due 08/16/2028 •(g)(h)		6,000	7,169
7.375% due 08/19/2025 •(g)(h)		1,000	1,161

BOC Aviation Ltd.
2.750% due 09/18/2022		3,200	3,251
3.500% due 01/31/2023		6,645	6,837
3.500% due 10/10/2024		8,800	9,364

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	25

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BPCE S.A.
1.354% (US0003M + 1.240%) due 09/12/2023 ~	$4,300	$4,384
2.277% due 01/20/2032 •	6,000	5,831
2.700% due 10/01/2029	1,600	1,662

Brandywine Operating Partnership LP
3.950% due 11/15/2027	2,600	2,832

Brixmor Operating Partnership LP
1.176% (US0003M + 1.050%) due 02/01/2022 ~	5,000	5,011
3.650% due 06/15/2024	2,200	2,349
3.850% due 02/01/2025	5,475	5,921
3.900% due 03/15/2027	300	329
4.125% due 06/15/2026	3,600	3,990

Broadstone Net Lease LLC
2.600% due 09/15/2031	2,900	2,868

Brookfield Finance, Inc.
3.500% due 03/30/2051	6,400	6,697
4.000% due 04/01/2024	13,200	14,168
4.850% due 03/29/2029	6,725	7,921

Brown & Brown, Inc.
4.200% due 09/15/2024	1,000	1,088

Camden Property Trust
3.500% due 09/15/2024	800	854
4.100% due 10/15/2028	25	29

Cantor Fitzgerald LP
4.875% due 05/01/2024	2,100	2,291
6.500% due 06/17/2022	450	468

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029	3,000	3,229

China Construction Bank New Zealand Ltd.
0.872% (US0003M + 0.750%) due 12/20/2021 ~	9,400	9,404

CI Financial Corp.
3.200% due 12/17/2030	12,600	13,090
4.100% due 06/15/2051	3,600	3,877

CIFI Holdings Group Co. Ltd.
6.000% due 07/16/2025	4,200	4,190

CIT Group, Inc.
5.000% due 08/15/2022	3,518	3,646
6.125% due 03/09/2028	1,200	1,452

Citigroup, Inc.
1.143% (US0003M + 1.023%) due 06/01/2024 ~	16,000	16,218
2.561% due 05/01/2032 •(i)	4,500	4,548
2.876% due 07/24/2023 •	3,000	3,059
2.900% due 12/08/2021	2,500	2,506
3.200% due 10/21/2026	22,290	24,045
3.400% due 05/01/2026	2,200	2,396
3.700% due 01/12/2026	17,100	18,793
4.075% due 04/23/2029 •	5,260	5,899
8.125% due 07/15/2039	2,786	4,767

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CME Group, Inc.
5.300% due 09/15/2043		$6,400	$8,989

Columbia Property Trust Operating Partnership LP
3.650% due 08/15/2026		2,411	2,553

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		23,450	23,143
4.625% due 05/23/2029	GBP	9,600	15,164

Corestate Capital Holding S.A.
3.500% due 04/15/2023	EUR	1,100	1,186

Corporate Office Properties LP
2.250% due 03/15/2026		$9,800	10,048
2.750% due 04/15/2031		5,300	5,360
5.000% due 07/01/2025		13,800	15,400

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		5,700	5,322
3.125% due 10/22/2025		5,100	4,845

Credit Agricole S.A.
1.145% (US0003M + 1.020%) due 04/24/2023 ~		1,100	1,115
1.247% due 01/26/2027 •		3,800	3,748
4.125% due 01/10/2027		275	309
7.500% due 06/23/2026 •(g)(h)	GBP	300	475

Credit Suisse AG
0.430% (SOFRRATE + 0.380%) due 08/09/2023 ~		$5,100	5,118
1.250% due 08/07/2026		2,700	2,663
2.100% due 11/12/2021		4,800	4,810
6.500% due 08/08/2023 (h)		47,955	52,591

Credit Suisse Group AG
1.354% (US0003M + 1.240%) due 06/12/2024 ~		15,600	15,844
2.593% due 09/11/2025 •		13,400	13,895
3.750% due 03/26/2025		7,700	8,307
3.800% due 06/09/2023		18,000	18,970
4.207% due 06/12/2024 •		44,300	46,795
6.375% due 08/21/2026 •(g)(h)		3,900	4,290

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		7,050	7,282

Crown Castle International Corp.
2.250% due 01/15/2031		24,845	24,299
3.200% due 09/01/2024		6,200	6,600
3.250% due 01/15/2051		16,871	16,682
3.650% due 09/01/2027		2,443	2,688
3.700% due 06/15/2026		4,230	4,620
3.800% due 02/15/2028		14,769	16,255
4.000% due 03/01/2027		3,100	3,451
4.000% due 11/15/2049		4,435	4,909
4.300% due 02/15/2029		8,680	9,860
4.450% due 02/15/2026		15,300	17,142

26	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CubeSmart LP
3.000% due 02/15/2030		$4,225	$4,456
4.375% due 02/15/2029		4,600	5,245

CVS Pass-Through Trust
4.704% due 01/10/2036		7,761	8,812

CyrusOne LP
3.450% due 11/15/2029		4,400	4,588

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		19,200	20,299

Danske Bank A/S
3.244% due 12/20/2025 •		5,000	5,313

Deutsche Bank AG
0.898% due 05/28/2024 (i)		9,500	9,494
1.315% (US0003M + 1.190%) due 11/16/2022 ~		10,300	10,399
1.447% due 04/01/2025 •(i)		4,500	4,532
2.129% due 11/24/2026 •(i)		30,800	31,300
2.222% due 09/18/2024 •		14,000	14,354
2.625% due 12/16/2024	GBP	14,300	19,971
3.035% due 05/28/2032 •(i)		$9,350	9,495
3.300% due 11/16/2022		16,315	16,835
3.547% due 09/18/2031 •		26,600	28,406
3.729% due 01/14/2032 •(i)		7,600	7,853
4.250% due 10/14/2021		42,900	42,946
5.625% due 05/19/2031 •	EUR	5,500	7,570

Digital Stout Holding LLC
3.750% due 10/17/2030	GBP	1,100	1,675

Discover Financial Services
4.500% due 01/30/2026		$6,900	7,734

Doctors Co. An Interinsurance Exchange
6.500% due 10/15/2023		12,300	13,112

Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		467	469

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		1,257	1,255

Duke Realty LP
3.050% due 03/01/2050		2,000	1,976

E*TRADE Financial Corp.
4.500% due 06/20/2028		11,145	12,769

Eaton Vance Corp.
3.500% due 04/06/2027		1,200	1,307

Enact Holdings, Inc.
6.500% due 08/15/2025		3,500	3,826

EPR Properties
4.500% due 04/01/2025		7,200	7,696
4.500% due 06/01/2027		9,400	10,212
4.750% due 12/15/2026		8,000	8,768

ERP Operating LP
4.500% due 06/01/2045		400	506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Erste Group Bank AG
4.250% due 10/15/2027 •(g)(h)	EUR	200	$246

Essex Portfolio LP
1.700% due 03/01/2028		$9,500	9,328
2.650% due 03/15/2032		10,100	10,215
3.375% due 04/15/2026		8,400	9,067
3.500% due 04/01/2025		1,875	2,019
3.875% due 05/01/2024		3,900	4,173

Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052 (a)		6,900	6,746

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	21,022
4.625% due 04/29/2030		$12,400	13,987

Federal Realty Investment Trust
1.250% due 02/15/2026		10,100	10,019

Fidelity National Financial, Inc.
2.450% due 03/15/2031		3,500	3,486
3.200% due 09/17/2051		4,500	4,301
3.400% due 06/15/2030		1,600	1,719
5.500% due 09/01/2022		22,440	23,485

First American Financial Corp.
2.400% due 08/15/2031		3,101	3,024
4.300% due 02/01/2023		9,400	9,838
4.600% due 11/15/2024		5,115	5,615

Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	1,900	2,194
0.151% due 12/01/2024 •		400	456
0.177% due 11/15/2023 •		1,200	1,377
2.330% due 11/25/2025		2,900	3,459
2.386% due 02/17/2026		200	239
3.021% due 03/06/2024		300	363
3.250% due 09/15/2025		2,100	2,596
3.664% due 09/08/2024		$600	620
4.000% due 11/13/2030		500	521
4.535% due 03/06/2025	GBP	3,400	4,886
5.125% due 06/16/2025		$400	435
5.584% due 03/18/2024		600	646

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		16,600	17,108

Franklin Resources, Inc.
2.950% due 08/12/2051		3,900	3,796

Freedom Mortgage Corp.
6.625% due 01/15/2027		15,000	14,606
7.625% due 05/01/2026		5,700	5,815
8.125% due 11/15/2024		11,880	12,081
8.250% due 04/15/2025		6,572	6,713

GE Capital Funding LLC
3.450% due 05/15/2025		11,900	12,839
4.400% due 05/15/2030		35,900	41,619

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		49,626	59,604

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	27

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Motors Financial Co., Inc.
1.442% (US0003M + 1.310%) due 06/30/2022 ~	$1,700	$1,713
4.200% due 11/06/2021	18,000	18,064

Global Atlantic Fin Co.
3.125% due 06/15/2031	2,100	2,124
4.400% due 10/15/2029	15,800	17,372

Globe Life, Inc.
2.150% due 08/15/2030	23,200	23,045

GLP Capital LP
3.350% due 09/01/2024	2,900	3,062
4.000% due 01/15/2030	3,200	3,440
4.000% due 01/15/2031	600	648
5.250% due 06/01/2025	20,455	22,835
5.300% due 01/15/2029	12,337	14,439
5.750% due 06/01/2028	6,300	7,399

Goldman Sachs Group, Inc.
1.125% (US0003M + 1.000%) due 07/24/2023 ~	11,400	11,480
1.166% (US0003M + 1.050%) due 06/05/2023 ~	25,500	25,664
2.383% due 07/21/2032 •	4,200	4,161
2.615% due 04/22/2032 •	19,000	19,242
3.272% due 09/29/2025 •	110	118
3.650% due 08/10/2026 •(g)	9,000	9,034
3.691% due 06/05/2028 •	24,100	26,545
3.850% due 01/26/2027	700	770
4.223% due 05/01/2029 •	34,100	38,562

Golub Capital BDC, Inc.
2.050% due 02/15/2027	12,900	12,702

Goodman HK Finance
4.375% due 06/19/2024	3,500	3,774

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	4,100	4,763

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	11,400	12,354

Greenland Global Investment Ltd.
6.250% due 12/16/2022	5,800	5,165

Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023	3,520	3,729

Grupo Aval Ltd.
4.750% due 09/26/2022	3,331	3,423

Guardian Life Global Funding
1.100% due 06/23/2025	4,000	4,013
2.900% due 05/06/2024	4,900	5,193

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	4,800	4,827

Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	2,100	2,125

High Street Funding Trust
4.111% due 02/15/2028	3,500	3,929

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Highwoods Realty LP
3.050% due 02/15/2030		$5,600	$5,861
4.125% due 03/15/2028		2,200	2,455
4.200% due 04/15/2029		4,000	4,483

Host Hotels & Resorts LP
3.375% due 12/15/2029		5,300	5,459
3.500% due 09/15/2030		4,900	5,094
3.875% due 04/01/2024		5,600	5,934
4.000% due 06/15/2025		10,277	11,024

HSBC Holdings PLC
1.494% (US0003M + 1.380%) due 09/12/2026 ~		4,400	4,545
1.645% due 04/18/2026 •		15,500	15,589
2.013% due 09/22/2028 •		1,000	1,001
2.099% due 06/04/2026 •		24,400	24,943
2.357% due 08/18/2031 •		26,093	25,820
2.633% due 11/07/2025 •		19,500	20,346
2.848% due 06/04/2031 •		26,800	27,500
3.973% due 05/22/2030 •		15,800	17,447
4.000% due 03/09/2026 •(g)(h)		4,300	4,322
4.292% due 09/12/2026 •		9,300	10,263
4.300% due 03/08/2026		37,200	41,437
4.583% due 06/19/2029 •		8,476	9,629
4.600% due 12/17/2030 •(g)(h)		9,500	9,521
4.700% due 03/09/2031 •(g)(h)		4,000	4,065
4.750% due 07/04/2029 •(g)(h)	EUR	9,300	11,924
4.950% due 03/31/2030		$2,300	2,737
5.875% due 09/28/2026 •(g)(h)	GBP	15,800	23,389
6.000% due 09/29/2023 •(g)(h)	EUR	4,535	5,676
6.000% due 05/22/2027 •(g)(h)		$4,800	5,274
6.375% due 09/17/2024 •(g)(h)		1,500	1,624
6.500% due 03/23/2028 •(g)(h)		8,300	9,365

Hudson Pacific Properties LP
3.250% due 01/15/2030		17,700	18,598
4.650% due 04/01/2029		4,600	5,284

Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		3,000	3,029

Industrial & Commercial Bank of China Ltd.
0.874% (US0003M + 0.750%) due 12/21/2021 ~		10,300	10,307

ING Groep NV
1.130% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,475
4.250% due 05/16/2031 •(g)(h)		7,900	7,682
5.750% due 11/16/2026 •(g)(h)		2,400	2,629

28	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intercontinental Exchange, Inc.
1.850% due 09/15/2032		$17,000	$16,037
2.650% due 09/15/2040		8,000	7,680
3.750% due 12/01/2025		1,600	1,758

Intercorp Financial Services, Inc.
4.125% due 10/19/2027		5,500	5,577

International Lease Finance Corp.
8.625% due 01/15/2022		7,460	7,630

Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	528
3.375% due 01/12/2023		4,500	4,656
4.198% due 06/01/2032		3,200	3,284
5.017% due 06/26/2024		14,290	15,433
5.710% due 01/15/2026		10,000	11,224
7.750% due 01/11/2027 •(g)(h)	EUR	4,500	6,370

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		$2,000	1,922

Itau Unibanco Holding S.A.
2.900% due 01/24/2023		9,600	9,756
3.250% due 01/24/2025		4,700	4,759

JAB Holdings BV
2.200% due 11/23/2030		21,400	21,026

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		11,200	11,133
2.182% due 06/01/2028 •		6,900	7,049
2.301% due 10/15/2025 •		21,000	21,788
2.580% due 04/22/2032 •		9,600	9,740
2.739% due 10/15/2030 •		6,900	7,149
3.157% due 04/22/2042 •		8,000	8,314
3.509% due 01/23/2029 •		4,535	4,937
3.540% due 05/01/2028 •		10,100	11,039
3.702% due 05/06/2030 •		16,000	17,677
3.782% due 02/01/2028 •		10,000	11,026
4.005% due 04/23/2029 •		21,000	23,482

Kaisa Group Holdings Ltd.
8.500% due 06/30/2022		11,700	10,150
9.375% due 06/30/2024		9,000	6,864
9.750% due 09/28/2023		10,100	7,991
10.875% due 07/23/2023		300	249
11.250% due 04/09/2022		8,100	7,290
11.500% due 01/30/2023		2,800	2,362
11.950% due 10/22/2022		300	258
11.950% due 11/12/2023		10,000	8,249

KBC Group NV
4.250% due 10/24/2025 •(g)(h)	EUR	8,800	10,795

Kennedy-Wilson, Inc.
5.000% due 03/01/2031		$600	614

Kilroy Realty LP
2.500% due 11/15/2032		7,800	7,692
2.650% due 11/15/2033 (a)		7,500	7,405
3.050% due 02/15/2030		6,796	7,131

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.450% due 12/15/2024		$200	$214
3.800% due 01/15/2023		4,800	4,969
4.375% due 10/01/2025		4,600	5,122

KKR Financial Holdings LLC
5.400% due 05/23/2033		10,000	10,573

KKR Group Finance Co. LLC
3.500% due 08/25/2050		9,190	9,707

KSA Sukuk Ltd.
2.894% due 04/20/2022		6,100	6,181

KWG Group Holdings Ltd.
6.000% due 01/11/2022		1,600	1,588
6.000% due 09/15/2022		3,400	3,340
7.400% due 03/05/2024		2,100	2,031
7.875% due 09/01/2023		1,700	1,653

KWG Property Holding Ltd.
5.875% due 11/10/2024		3,200	2,928

Lazard Group LLC
3.750% due 02/13/2025		5,583	6,032
4.375% due 03/11/2029		3,046	3,453
4.500% due 09/19/2028		3,500	4,044

LeasePlan Corp. NV
2.875% due 10/24/2024		17,525	18,351

Lexington Realty Trust
2.700% due 09/15/2030		2,100	2,128

Liberty Mutual Group, Inc.
4.250% due 06/15/2023		9	10

Life Storage LP
3.875% due 12/15/2027		7,080	7,955

Lloyds Bank PLC
7.500% due 04/02/2032 þ		18,200	14,116

Lloyds Banking Group PLC
3.574% due 11/07/2028 •		6,900	7,516
3.750% due 01/11/2027		10,500	11,553
4.375% due 03/22/2028		3,400	3,870
4.450% due 05/08/2025		6,400	7,102
4.947% due 06/27/2025 •(g)(h)	EUR	900	1,144
7.500% due 09/27/2025 •(g)(h)		$8,400	9,748
7.625% due 06/27/2023 •(g)(h)	GBP	5,248	7,631

Logicor Financing SARL
1.625% due 07/15/2027	EUR	4,000	4,881

Longfor Group Holdings Ltd.
3.950% due 09/16/2029		$6,300	6,547
4.500% due 01/16/2028		3,867	4,157

Marsh & McLennan Cos., Inc.
2.750% due 01/30/2022		30	30
3.875% due 03/15/2024		800	860

MassMutual Global Funding
3.400% due 03/08/2026		1,600	1,747

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	29

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mercury General Corp.
4.400% due 03/15/2027		$800	$898

MetLife, Inc.
10.750% due 08/01/2069		4,000	7,005

Metropolitan Life Global Funding
0.450% due 09/01/2023		4,100	4,106

MGIC Investment Corp.
5.750% due 08/15/2023		2,000	2,143

MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		15,400	16,420
5.750% due 02/01/2027		1,650	1,900

Mid-America Apartments LP
1.100% due 09/15/2026		3,200	3,159
2.875% due 09/15/2051		2,000	1,937
3.750% due 06/15/2024		1,650	1,770
4.300% due 10/15/2023		25,435	27,102

Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		6,000	6,116

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		9,000	9,056
1.538% due 07/20/2027 •		8,300	8,296
2.309% due 07/20/2032 •		10,500	10,411
2.623% due 07/18/2022		5,315	5,414
2.801% due 07/18/2024		32,000	33,739
2.998% due 02/22/2022		4,000	4,043
3.195% due 07/18/2029		7,000	7,492
3.455% due 03/02/2023		14,100	14,712

Mizuho Financial Group, Inc.
0.994% (US0003M + 0.880%) due 09/11/2022 ~		21,000	21,182
1.979% due 09/08/2031 •		19,500	18,838
2.201% due 07/10/2031 •		2,500	2,460
2.839% due 09/13/2026		2,800	2,983
2.869% due 09/13/2030 •		12,100	12,683

Morgan Stanley
1.345% (US0003M + 1.220%) due 05/08/2024 ~		16,700	16,978
1.593% due 05/04/2027 •		15,200	15,254
1.794% due 02/13/2032 •		47,300	45,083
2.239% due 07/21/2032 •		30,000	29,502
2.802% due 01/25/2052 •		15,300	14,733
3.622% due 04/01/2031 •		3,600	3,970
7.500% due 04/02/2032 þ(i)		15,800	12,843

MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	9,400	13,011
3.500% due 03/15/2031		$4,500	4,596
4.625% due 08/01/2029		14,000	15,039

MUFG Union Bank N.A.
0.760% (SOFRRATE + 0.710%) due 12/09/2022 ~		1,200	1,207
2.100% due 12/09/2022		4,000	4,080
3.150% due 04/01/2022		30	30

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Multibank, Inc.
4.375% due 11/09/2022		$2,400	$2,443

Muthoot Finance Ltd.
4.400% due 09/02/2023		5,500	5,611

Nasdaq, Inc.
2.500% due 12/21/2040		4,000	3,685

National Health Investors, Inc.
3.000% due 02/01/2031		6,500	6,327

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		6,700	6,723

Nationwide Building Society
3.622% due 04/26/2023 •		5,700	5,800
4.363% due 08/01/2024 •		1,600	1,703

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		5,300	6,064

Natwest Group PLC
1.595% (US0003M + 1.470%) due 05/15/2023 ~		4,000	4,033
1.682% (US0003M + 1.550%) due 06/25/2024 ~		27,878	28,467
2.000% due 03/08/2023 •	EUR	780	912
3.875% due 09/12/2023		$1,100	1,167
4.800% due 04/05/2026		9,750	11,089
4.892% due 05/18/2029 •		19,700	22,954
6.000% due 12/29/2025 •(g)(h)		22,900	25,685
8.000% due 08/10/2025 •(g)(h)		650	769

Navient Corp.
6.500% due 06/15/2022		5,655	5,846

Neuberger Berman Group LLC
4.500% due 03/15/2027		7,800	8,885

New Metro Global Ltd.
4.800% due 12/15/2024		15,622	14,773
5.000% due 08/08/2022		2,000	1,951
6.800% due 08/05/2023		4,900	4,860
7.500% due 12/16/2021		1,000	998

New York Life Insurance Co.
3.750% due 05/15/2050		1,385	1,554
4.450% due 05/15/2069		3,500	4,391

Newmark Group, Inc.
6.125% due 11/15/2023		7,800	8,449

Nippon Life Insurance Co.
3.400% due 01/23/2050 •		1,900	1,967

Nissan Motor Acceptance Co. LLC
0.822% due 09/28/2022 •		4,361	4,371
1.019% (US0003M + 0.890%) due 01/13/2022 ~		2,100	2,104
1.850% due 09/16/2026		6,000	5,941
2.450% due 09/15/2028		6,800	6,728
2.600% due 09/28/2022		9,023	9,190
2.650% due 07/13/2022		2,500	2,538

30	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 03/09/2028	$15,000	$15,174
2.800% due 01/13/2022	4,800	4,831
3.875% due 09/21/2023	700	739

Nomura Holdings, Inc.
1.851% due 07/16/2025	4,400	4,467
2.172% due 07/14/2028	9,000	8,924
2.608% due 07/14/2031	9,400	9,374
2.648% due 01/16/2025	1,500	1,563
2.679% due 07/16/2030	4,700	4,751
3.103% due 01/16/2030	15,000	15,640

Nordea Bank Abp
3.750% due 03/01/2029 •(g)(h)	5,500	5,424
6.625% due 03/26/2026 •(g)(h)	5,000	5,751

Northern Trust Corp.
3.950% due 10/30/2025	70	78

Oaktree Specialty Lending Corp.
3.500% due 02/25/2025	4,000	4,192

Ohio National Financial Services, Inc.
5.800% due 01/24/2030	21,300	24,431

Omega Healthcare Investors, Inc.
3.250% due 04/15/2033	5,274	5,231
3.625% due 10/01/2029	4,600	4,845
4.375% due 08/01/2023	1,581	1,675
4.500% due 04/01/2027	2,600	2,899
4.750% due 01/15/2028	700	788
5.250% due 01/15/2026	600	682

OneMain Finance Corp.
5.375% due 11/15/2029	12,300	13,347

Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027	1,900	2,100

Owl Rock Capital Corp.
2.875% due 06/11/2028	5,800	5,793

Pacific Life Global Funding
1.200% due 06/24/2025	3,300	3,310

Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	11,030	11,528

PartnerRe Finance B LLC
3.700% due 07/02/2029	2,900	3,201

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	2,000	1,907

Physicians Realty LP
3.950% due 01/15/2028	5,400	5,935
4.300% due 03/15/2027	12,200	13,812

Pine Street Trust
4.572% due 02/15/2029	1,000	1,137

Pinnacol Assurance
8.625% due 06/25/2034 «(i)	6,000	7,757

Piper Jaffray Cos.
4.740% due 10/15/2021	9,800	9,886
5.200% due 10/15/2023	12,200	12,276

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(g)		$7,900	$7,900

Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025 (k)		10,000	9,624
6.250% due 08/10/2024		300	290

Pricoa Global Funding
0.800% due 09/01/2025		4,000	3,954

Principal Life Global Funding
3.000% due 04/18/2026		1,800	1,927

Protective Life Corp.
3.400% due 01/15/2030		14,600	15,559
4.300% due 09/30/2028		10,900	12,255

Provident Funding Associates LP
6.375% due 06/15/2025		2,100	2,140

Public Storage
0.500% due 09/09/2030	EUR	4,700	5,340

QNB Finance Ltd.
3.500% due 03/28/2024		$10,000	10,619

Radian Group, Inc.
4.500% due 10/01/2024		800	855
6.625% due 03/15/2025		5,600	6,258

Regency Centers LP
2.950% due 09/15/2029		4,200	4,412
3.600% due 02/01/2027		2,200	2,425
3.700% due 06/15/2030		6,800	7,514

Reinsurance Group of America, Inc.
3.150% due 06/15/2030		4,600	4,898

Reliance Standard Life Global Funding
2.150% due 01/21/2023		1,800	1,840
2.500% due 10/30/2024		2,800	2,921
2.750% due 01/21/2027		3,600	3,797
3.850% due 09/19/2023		5,500	5,843

Rexford Industrial Realty LP
2.125% due 12/01/2030		6,400	6,207

Sabra Health Care LP
3.200% due 12/01/2031		9,850	9,659
3.900% due 10/15/2029		2,700	2,847

Santander Holdings USA, Inc.
3.244% due 10/05/2026		22,600	24,158
4.500% due 07/17/2025		3,650	4,023

Santander UK Group Holdings PLC
1.532% due 08/21/2026 •		16,000	15,974
3.373% due 01/05/2024 •		9,600	9,918
4.750% due 09/15/2025		38,261	42,640
4.796% due 11/15/2024 •		15,000	16,244
7.375% due 06/24/2022 •(g)(h)	GBP	2,430	3,394

Santander UK PLC
1.625% due 02/12/2023		$2,000	2,040

SBA Communications Corp.
3.125% due 02/01/2029		8,100	7,837

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	31

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SBA Tower Trust
1.631% due 05/15/2051	$3,800	$3,795
1.884% due 07/15/2050	21,000	21,285

Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022	32,900	34,170
5.250% due 05/23/2023 (h)	7,000	7,385
6.125% due 02/07/2022	31,650	32,260

SBL Holdings, Inc.
5.125% due 11/13/2026	5,000	5,555

Scentre Group Trust
3.500% due 02/12/2025	3,300	3,518

Seazen Group Ltd.
6.000% due 08/12/2024	400	389

Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023	1,000	1,019
5.950% due 10/24/2022	30,700	31,276

SL Green Operating Partnership LP
3.250% due 10/15/2022	1,926	1,974

SL Green Realty Corp.
4.500% due 12/01/2022	10,550	10,908

SLM Corp.
4.200% due 10/29/2025	5,400	5,796
5.125% due 04/05/2022	4,800	4,882

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	3,700	3,919
4.125% due 07/15/2023	6,000	6,342

Societe Generale S.A.
1.488% due 12/14/2026 •	17,700	17,510
4.750% due 05/26/2026 •(g)(h)	8,000	8,195

Spirit Realty LP
3.200% due 01/15/2027	5,100	5,443
3.200% due 02/15/2031	600	624
4.000% due 07/15/2029	9,354	10,373
4.450% due 09/15/2026	4,100	4,582

Standard Chartered PLC
1.456% due 01/14/2027 •	14,500	14,283
2.819% due 01/30/2026 •	9,200	9,584
3.265% due 02/18/2036 •	10,100	10,030
3.785% due 05/21/2025 •	5,100	5,439

Starwood Property Trust, Inc.
3.625% due 07/15/2026	2,700	2,724

State Street Corp.
3.776% due 12/03/2024 •	40	43

Stellantis Finance US, Inc.
1.711% due 01/29/2027	5,700	5,685

Stifel Financial Corp.
4.000% due 05/15/2030	9,800	10,935

STORE Capital Corp.
2.750% due 11/18/2030	5,100	5,130
4.500% due 03/15/2028	3,400	3,837
4.625% due 03/15/2029	2,800	3,177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		$2,300	$2,268
2.696% due 07/16/2024		34,000	35,723
2.750% due 01/15/2030		4,700	4,896
2.778% due 10/18/2022		6,000	6,158
3.102% due 01/17/2023		14,000	14,491
3.202% due 09/17/2029 (h)		6,000	6,323

Sun Communities Operating LP
2.700% due 07/15/2031		4,800	4,855

Sunac China Holdings Ltd.
6.500% due 07/09/2023		21,400	17,731
6.650% due 08/03/2024		6,500	5,265
7.000% due 07/09/2025		10,200	8,248
7.500% due 02/01/2024		2,100	1,737

Synchrony Financial
3.700% due 08/04/2026		4,100	4,452
3.950% due 12/01/2027		5,300	5,850
4.375% due 03/19/2024		6,700	7,233

Synovus Bank
2.289% due 02/10/2023 •		5,000	5,022

Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054 •		43,400	45,597

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,778	9,981
5.661% due 10/13/2041		3,320	5,863
5.801% due 10/13/2040		6,130	10,830

Texas Capital Bancshares, Inc.
4.000% due 05/06/2031 •		$5,500	5,725

Trust Fibra Uno
4.869% due 01/15/2030		2,250	2,456
5.250% due 12/15/2024		2,000	2,204
5.250% due 01/30/2026		5,660	6,305
6.390% due 01/15/2050		1,700	2,016
6.950% due 01/30/2044		1,983	2,462

U.S. Bancorp
3.375% due 02/05/2024		60	64

UBS AG
0.410% (SOFRRATE + 0.360%) due 02/09/2024 ~		7,200	7,228
0.450% due 02/09/2024		4,800	4,779
1.250% due 06/01/2026		1,800	1,792
5.125% due 05/15/2024 (h)		26,030	28,505
7.625% due 08/17/2022 (h)		50,267	53,267

UBS Group AG
1.494% due 08/10/2027 •		14,200	14,044
2.095% due 02/11/2032 •		7,600	7,399
3.491% due 05/23/2023		16,700	17,025
4.125% due 09/24/2025		10,850	11,992
4.375% due 02/10/2031 •(g)(h)		3,500	3,544

UDR, Inc.
1.900% due 03/15/2033		5,700	5,307
2.950% due 09/01/2026		1,400	1,488

32	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 08/15/2031		$3,100	$3,248
3.200% due 01/15/2030		3,100	3,323
3.500% due 01/15/2028		7,225	7,863

UniCredit SpA
4.033% (US0003M + 3.900%) due 01/14/2022 ~		6,400	6,461
7.296% due 04/02/2034 •		7,000	8,492
7.500% due 06/03/2026 •(g)(h)	EUR	9,200	12,582
7.830% due 12/04/2023		$43,100	49,339

Vanke Real Estate Hong Kong Co. Ltd.
1.679% (US0003M + 1.550%) due 05/25/2023 ~		7,050	7,056
4.150% due 04/18/2023		16,000	16,596
5.350% due 03/11/2024		1,600	1,732

VEREIT Operating Partnership LP
2.850% due 12/15/2032		3,400	3,535
3.950% due 08/15/2027		2,200	2,468
4.625% due 11/01/2025		12,500	14,060
4.875% due 06/01/2026		6,299	7,221

Virgin Money UK PLC
4.000% due 09/25/2026 •	GBP	6,800	9,972

Vonovia Finance BV
5.000% due 10/02/2023		$1,100	1,187

Vornado Realty LP
3.500% due 01/15/2025		6,200	6,594

W R Berkley Corp.
4.000% due 05/12/2050		5,080	5,867

Wanda Properties Overseas Ltd.
6.950% due 12/05/2022		6,100	5,982

WEA Finance LLC
3.750% due 09/17/2024		6,605	7,032

Wells Fargo & Co.
1.359% (US0003M + 1.230%) due 10/31/2023 ~		11,181	11,323
2.164% due 02/11/2026 •		14,500	14,962
2.393% due 06/02/2028 •		41,450	42,787
2.406% due 10/30/2025 •		18,200	18,961
3.000% due 04/22/2026		28,751	30,862
3.196% due 06/17/2027 •		14,670	15,754
3.584% due 05/22/2028 •		38,906	42,624
4.400% due 06/14/2046		1,250	1,487

Weyerhaeuser Co.
4.000% due 11/15/2029		6,991	7,918
4.000% due 04/15/2030		8,363	9,453
7.125% due 07/15/2023		2,026	2,256
7.350% due 07/01/2026		2,000	2,477
7.375% due 03/15/2032		20,059	28,591
7.950% due 03/15/2025		12,479	15,093
8.500% due 01/15/2025		12,449	15,308
9.000% due 10/01/2021		1,500	1,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WP Carey, Inc.
4.000% due 02/01/2025		$7,000	$7,615
4.250% due 10/01/2026		9,100	10,218
4.600% due 04/01/2024		9,164	9,946

XLIT Ltd.
4.450% due 03/31/2025		1,800	1,997

Yango Justice International Ltd.
5.300% due 01/11/2022		4,900	4,092
7.500% due 04/15/2024		2,200	1,724
10.250% due 03/18/2022		5,950	4,945

			5,952,891

INDUSTRIALS 31.4%

21Vianet Group, Inc.
7.875% due 10/15/2021		2,600	2,600

7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~		4,950	4,951
0.800% due 02/10/2024		14,200	14,198
0.950% due 02/10/2026		19,910	19,562
1.300% due 02/10/2028		20,600	19,816
1.800% due 02/10/2031		38,000	36,214
2.800% due 02/10/2051		16,000	14,810

AbbVie, Inc.
0.781% (US0003M + 0.650%) due 11/21/2022 ~		10,000	10,066
2.300% due 11/21/2022		9,100	9,289
2.850% due 05/14/2023		6,185	6,400
3.200% due 05/14/2026		8,843	9,546
3.850% due 06/15/2024		1,854	1,995
4.250% due 11/21/2049		8,500	10,081
4.700% due 05/14/2045		700	865

Adani Transmission Ltd.
4.000% due 08/03/2026		3,075	3,261

Adecoagro S.A.
6.000% due 09/21/2027		2,950	3,075

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		6,600	6,888

Adventist Health System
2.952% due 03/01/2029		3,000	3,155

AEP Transmission Co. LLC
2.750% due 08/15/2051		4,800	4,587

Aetna, Inc.
2.750% due 11/15/2022		35	36
2.800% due 06/15/2023		6,253	6,475

Air Canada
4.625% due 08/15/2029	CAD	4,900	3,878

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$4,571	4,678
3.600% due 09/15/2028		3,369	3,435

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	33

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 11/15/2026		$6,503	$6,654
5.250% due 10/01/2030		3,936	4,258

Aker BP ASA
3.000% due 01/15/2025		8,450	8,909
3.750% due 01/15/2030		9,000	9,641

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		10,322	11,521

Alcon Finance Corp.
3.000% due 09/23/2029		4,900	5,179

Alibaba Group Holding Ltd.
2.700% due 02/09/2041		11,900	10,952
2.800% due 06/06/2023		1,800	1,862
3.150% due 02/09/2051		13,000	12,198
3.250% due 02/09/2061		5,800	5,399
3.600% due 11/28/2024		400	429
4.400% due 12/06/2057		1,500	1,728

Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		15,460	16,395

ALROSA Finance S.A.
4.650% due 04/09/2024		8,300	8,902

Altice Financing S.A.
5.750% due 08/15/2029		2,100	2,037

Altice France S.A.
3.375% due 01/15/2028	EUR	2,500	2,794
5.500% due 01/15/2028		$1,400	1,426

Amazon.com, Inc.
3.250% due 05/12/2061		8,500	9,061

Amdocs Ltd.
2.538% due 06/15/2030		23,450	23,366

American Airlines Pass-Through Trust
3.000% due 04/15/2030		3,562	3,562
3.150% due 08/15/2033		15,434	15,643
3.200% due 12/15/2029		7,837	7,910
3.350% due 04/15/2031		15,831	15,995
3.375% due 11/01/2028		6,806	6,897
3.575% due 07/15/2029		2,796	2,860
3.600% due 03/22/2029		2,959	3,072
3.600% due 04/15/2031		3,099	3,056
3.650% due 08/15/2030		3,984	4,125
3.700% due 04/01/2028		6,282	6,412
4.000% due 01/15/2027		1,980	1,927

American Airlines, Inc.
5.500% due 04/20/2026		5,965	6,278

Amgen, Inc.
4.663% due 06/15/2051		7,404	9,354

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		8,300	8,523

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		5,352	6,473
4.900% due 02/01/2046		19,100	23,514

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/2048		$1,500	$1,794
5.450% due 01/23/2039		18,860	24,451
5.550% due 01/23/2049		5,700	7,733

Anthem, Inc.
3.650% due 12/01/2027		10,100	11,227

AP Moller - Maersk A/S
3.875% due 09/28/2025		12,900	14,046
4.500% due 06/20/2029		8,000	9,287

Apache Corp.
4.750% due 04/15/2043		7,080	7,679
5.350% due 07/01/2049		4,050	4,506

Apple, Inc.
2.550% due 08/20/2060		11,700	10,685

Ashtead Capital, Inc.
4.000% due 05/01/2028		8,945	9,509
4.250% due 11/01/2029		3,300	3,626

Autodesk, Inc.
3.600% due 12/15/2022		3,000	3,087

Bacardi Ltd.
4.450% due 05/15/2025		4,500	4,962
4.700% due 05/15/2028		19,600	22,656
5.150% due 05/15/2038		10,500	12,968

BAE Systems PLC
3.400% due 04/15/2030		4,000	4,320

Baidu, Inc.
1.625% due 02/23/2027		4,400	4,348
1.720% due 04/09/2026		5,000	5,016
2.875% due 07/06/2022		800	813
3.500% due 11/28/2022		5,300	5,461
4.375% due 05/14/2024		8,100	8,764
4.375% due 03/29/2028		9,800	10,988

Baker Hughes a GE Co. LLC
3.337% due 12/15/2027		1,615	1,764

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		3,200	3,463

BAT Capital Corp.
2.726% due 03/25/2031		23,300	22,964

Bayer U.S. Finance LLC
3.000% due 10/08/2021		10,957	10,960
4.375% due 12/15/2028		47,300	53,593

BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 04/01/2027 (b)		700	696

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		4,550	4,527
4.500% due 11/15/2026		6,300	6,560

Bellis Acquisition Co. PLC
3.250% due 02/16/2026	GBP	15,700	20,832

Berry Global, Inc.
1.570% due 01/15/2026		$8,000	8,008
4.875% due 07/15/2026		3,700	3,890

34	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Black Knight InfoServ LLC
3.625% due 09/01/2028	$1,100	$1,107

Boardwalk Pipelines LP
3.400% due 02/15/2031	18,000	18,938

BOC Aviation USA Corp.
1.625% due 04/29/2024	17,100	17,236

Boeing Co.
1.433% due 02/04/2024	25,000	25,039
2.196% due 02/04/2026	12,100	12,192
3.625% due 02/01/2031	8,500	9,105
5.150% due 05/01/2030	33,100	38,869
5.705% due 05/01/2040	21,000	26,719
5.805% due 05/01/2050	20,000	26,706
5.930% due 05/01/2060	30,000	41,064

Bombardier, Inc.
6.000% due 02/15/2028	4,500	4,557
7.125% due 06/15/2026	7,500	7,884
7.500% due 12/01/2024	2,200	2,291

Boston Scientific Corp.
2.650% due 06/01/2030	33,700	34,803

Boyne USA, Inc.
4.750% due 05/15/2029	7,000	7,236

BRF S.A.
4.875% due 01/24/2030	3,000	3,007

British Airways Pass-Through Trust
3.300% due 06/15/2034	9,817	9,984
3.350% due 12/15/2030	868	872
4.250% due 05/15/2034	1,575	1,705
4.625% due 12/20/2025	803	848

Broadcom, Inc.
2.450% due 02/15/2031	38,900	37,701
2.600% due 02/15/2033	3,800	3,654
3.137% due 11/15/2035	31,976	31,930
3.187% due 11/15/2036	23,939	23,911
3.469% due 04/15/2034	4,482	4,619
4.110% due 09/15/2028	71,295	79,377
4.150% due 11/15/2030	3,320	3,681
4.300% due 11/15/2032	5,170	5,798

Builders FirstSource, Inc.
4.250% due 02/01/2032	2,300	2,355

Cablevision Lightpath LLC
3.875% due 09/15/2027	4,100	4,029

Caesars Entertainment, Inc.
4.625% due 10/15/2029	1,800	1,825
6.250% due 07/01/2025	7,000	7,378
8.125% due 07/01/2027	2,000	2,251

Caesars Resort Collection LLC
5.250% due 10/15/2025	12,300	12,483
5.750% due 07/01/2025	3,700	3,905

Cameron LNG LLC
2.902% due 07/15/2031	1,400	1,485
3.302% due 01/15/2035	4,300	4,596
3.402% due 01/15/2038	10,600	11,179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Pacific Railway Co.
6.125% due 09/15/2115	$10,000	$15,142

Carnival Corp.
4.000% due 08/01/2028	14,200	14,360

CCO Holdings LLC
4.250% due 02/01/2031	4,700	4,787
4.500% due 06/01/2033	3,200	3,261

Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	2,126	2,476

Centene Corp.
2.450% due 07/15/2028	3,500	3,522
2.625% due 08/01/2031	3,000	2,983
4.625% due 12/15/2029	4,300	4,692

Charter Communications Operating LLC
2.300% due 02/01/2032	10,400	9,914
2.800% due 04/01/2031	2,900	2,909
3.700% due 04/01/2051	5,000	4,878
3.750% due 02/15/2028	24,300	26,631
3.850% due 04/01/2061	30,100	28,771
3.900% due 06/01/2052	31,700	31,633
3.950% due 06/30/2062 (a)	15,600	15,072
4.200% due 03/15/2028	1,600	1,788
4.464% due 07/23/2022	10,440	10,707
4.800% due 03/01/2050	13,400	15,064
4.908% due 07/23/2025	4,835	5,440
5.125% due 07/01/2049	17,200	20,267
5.375% due 04/01/2038	7,900	9,546
5.375% due 05/01/2047	6,985	8,377
5.750% due 04/01/2048	15,590	19,728

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	5,156
3.700% due 11/15/2029	40,500	43,975
5.125% due 06/30/2027	24,335	28,151

Cheniere Energy Partners LP
4.000% due 03/01/2031	4,500	4,718

China Mengniu Dairy Co. Ltd.
2.500% due 06/17/2030	8,200	8,143

China Modern Dairy Holdings Ltd.
2.125% due 07/14/2026	3,600	3,509

Chobani LLC
4.625% due 11/15/2028	700	724

Cielo USA, Inc.
3.750% due 11/16/2022	4,500	4,593

Cigna Corp.
1.016% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,924

Cimarex Energy Co.
4.375% due 06/01/2024	6,217	6,706

Citrix Systems, Inc.
1.250% due 03/01/2026	3,200	3,149
3.300% due 03/01/2030	13,080	13,368
4.500% due 12/01/2027	9,449	10,465

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	35

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Comcast Corp.
2.800% due 01/15/2051	$35,300	$33,478
3.250% due 11/01/2039	3,500	3,699
3.750% due 04/01/2040	27,000	30,368

CommonSpirit Health
2.760% due 10/01/2024	12,200	12,841

Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	4,937
5.625% due 03/15/2027	4,200	4,403
6.000% due 01/15/2029	1,200	1,273
6.625% due 02/15/2025	2,650	2,776
8.000% due 03/15/2026	3,100	3,291

Conagra Brands, Inc.
4.300% due 05/01/2024	19,800	21,470

Constellation Brands, Inc.
3.700% due 12/06/2026	2,037	2,245

Constellation Oil Services Holding S.A. (10.000% PIK)
10.000% due 11/09/2024 ^(b)(c)	4,563	1,262

Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	1,334	1,410

CoStar Group, Inc.
2.800% due 07/15/2030	12,100	12,315

Crown Castle Towers LLC
4.241% due 07/15/2048	11,900	13,319

CSC Holdings LLC
5.750% due 01/15/2030	2,100	2,138

CSN Inova Ventures
6.750% due 01/28/2028	2,900	3,097

CSN Resources S.A.
4.625% due 06/10/2031	13,400	13,249

CVS Health Corp.
3.875% due 07/20/2025	24,620	26,966
4.300% due 03/25/2028	8,071	9,214
4.780% due 03/25/2038	200	245
5.050% due 03/25/2048	2,000	2,579
5.125% due 07/20/2045	1,185	1,529

CVS Pass-Through Trust
4.163% due 08/11/2036	328	359
5.789% due 01/10/2026	44	48
5.926% due 01/10/2034	355	428
6.036% due 12/10/2028	4,220	4,927
8.353% due 07/10/2031	332	432

D.R. Horton, Inc.
5.750% due 08/15/2023	11,230	12,181

DAE Funding LLC
1.550% due 08/01/2024	9,200	9,127
1.625% due 02/15/2024	15,100	15,024
2.625% due 03/20/2025	13,400	13,676
3.375% due 03/20/2028	6,100	6,305
5.250% due 11/15/2021	2,142	2,144

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Daimler Finance North America LLC
1.025% (US0003M + 0.900%) due 02/15/2022 ~	$5,300	$5,317

DaVita, Inc.
4.625% due 06/01/2030	26,775	27,575

DCP Midstream Operating LP
5.625% due 07/15/2027	3,700	4,213

Dell International LLC
4.000% due 07/15/2024	17,665	19,117
4.900% due 10/01/2026	21,022	24,232
5.300% due 10/01/2029	9,700	11,737
5.450% due 06/15/2023	40,200	43,128
5.850% due 07/15/2025	9,740	11,337
6.020% due 06/15/2026	20,803	24,763
6.100% due 07/15/2027	2,718	3,363
6.200% due 07/15/2030	12,617	16,156

Delta Air Lines, Inc.
2.900% due 10/28/2024	10,076	10,321
3.750% due 10/28/2029	4,200	4,280
3.800% due 04/19/2023	3,282	3,417
4.375% due 04/19/2028	1,100	1,181
4.750% due 10/20/2028	2,700	3,012
7.000% due 05/01/2025	15,287	17,834
7.375% due 01/15/2026	43,165	50,876

Devon Energy Corp.
5.250% due 09/15/2024	8,000	8,864

Diamond Sports Group LLC
6.625% due 08/15/2027	400	176

Diamondback Energy, Inc.
4.750% due 05/31/2025	3,500	3,912

DIRECTV Holdings LLC
5.875% due 08/15/2027	2,700	2,821

DT Midstream, Inc.
4.125% due 06/15/2029	4,000	4,061
4.375% due 06/15/2031	900	928

Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	3,415
3.900% due 11/15/2049	3,700	4,029

eBay, Inc.
1.900% due 03/11/2025	8,500	8,759

Edwards Lifesciences Corp.
4.300% due 06/15/2028	6,700	7,685

Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,264
5.400% due 02/01/2027	2,000	2,130

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027	1,959	2,011

Enbridge, Inc.
0.625% (US0003M + 0.500%) due 02/18/2022 ~	35,000	35,068
2.500% due 08/01/2033	15,000	15,071
4.250% due 12/01/2026	10,000	11,249
6.250% due 03/01/2078 •	8,700	9,702

36	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer LP
3.900% due 07/15/2026	$5,861	$6,403
4.250% due 03/15/2023	1,700	1,773
4.750% due 01/15/2026	7,050	7,883
5.000% due 10/01/2022	850	877
5.150% due 03/15/2045	1,250	1,433
5.350% due 05/15/2045	2,600	3,037
5.800% due 06/15/2038	6,230	7,634
5.950% due 10/01/2043	1,000	1,224
6.050% due 06/01/2041	6,400	7,953
6.125% due 12/15/2045	1,500	1,912
6.500% due 02/01/2042	3,600	4,684
6.625% due 10/15/2036	290	381
7.500% due 07/01/2038	4,302	5,993

Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,631

Enterprise Products Operating LLC
4.250% due 02/15/2048	2,485	2,820
4.450% due 02/15/2043	6,890	7,949
4.875% due 08/16/2077 •	15,300	15,073
5.375% due 02/15/2078 •	10,400	10,833
5.700% due 02/15/2042	10,002	13,286

EQM Midstream Partners LP
4.000% due 08/01/2024	15,360	15,984
4.750% due 07/15/2023	876	916

EQT Corp.
3.000% due 10/01/2022	551	561

ERAC USA Finance LLC
2.600% due 12/01/2021	288	289

Essential Utilities, Inc.
3.566% due 05/01/2029	1,800	1,970

Expedia Group, Inc.
2.950% due 03/15/2031	9,250	9,355
3.250% due 02/15/2030	10,900	11,280
3.600% due 12/15/2023	4,300	4,553
6.250% due 05/01/2025	8,034	9,266

Ferguson Finance PLC
3.250% due 06/02/2030	4,900	5,241

Fiserv, Inc.
3.500% due 07/01/2029	3,000	3,269
4.200% due 10/01/2028	4,905	5,587

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	36,900	37,460

Flex Ltd.
4.875% due 06/15/2029	18,100	20,841

Flourish Century
6.600% due 02/04/2022 «(i)	4,500	4,185

Ford Foundation
2.815% due 06/01/2070	7,500	7,443

Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029	12,500	13,481

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fox Corp.
4.709% due 01/25/2029		$1,820	$2,122

Freeport Minerals Corp.
9.500% due 06/01/2031		200	299

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031		9,900	9,614

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~		2,000	2,001

Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	5,600	8,017
4.950% due 03/23/2027		$4,700	5,216
5.150% due 02/11/2026		5,900	6,587

General Electric Co.
3.450% due 05/15/2024		535	569
3.450% due 05/01/2027		4,800	5,267
5.550% due 01/05/2026		36,039	42,237
6.875% due 01/10/2039		431	643

Georgia-Pacific LLC
8.000% due 01/15/2024		800	933

Global Medical Response, Inc.
6.500% due 10/01/2025		1,785	1,847

Global Payments, Inc.
3.200% due 08/15/2029		10,772	11,394

goeasy Ltd.
5.375% due 12/01/2024		1,500	1,547

Gold Fields Orogen Holdings BVI Ltd.
5.125% due 05/15/2024		10,000	10,789
6.125% due 05/15/2029		2,600	3,052

Guara Norte SARL
5.198% due 06/15/2034		3,438	3,461

Gulfstream Natural Gas System LLC
4.600% due 09/15/2025		2,900	3,217

Hawaiian Airlines Pass-Through Certificates
7.375% due 09/15/2027		13,898	16,203

HCA, Inc.
3.500% due 07/15/2051		5,000	4,967
4.125% due 06/15/2029		16,300	18,220
4.750% due 05/01/2023		2,650	2,817
5.000% due 03/15/2024		12,404	13,618
5.125% due 06/15/2039		1,000	1,242
5.250% due 06/15/2026		30	34

Hess Corp.
7.875% due 10/01/2029		3,600	4,915

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		3,100	3,057
3.750% due 05/01/2029		8,750	8,848
4.000% due 05/01/2031		6,200	6,301
4.875% due 01/15/2030		6,500	6,981
5.375% due 05/01/2025		500	523

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	37

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		$3,500	$3,517
5.000% due 06/01/2029		13,550	13,838

Humana, Inc.
1.350% due 02/03/2027		7,100	7,008
2.150% due 02/03/2032		7,800	7,626
3.150% due 12/01/2022		5,000	5,128

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025		900	975
4.200% due 05/01/2030		3,200	3,617

Huntsman International LLC
4.500% due 05/01/2029		22,900	25,968

Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~(a)		7,400	7,411
1.800% due 10/01/2024 (a)		5,400	5,412
3.120% (US0003M + 3.000%) due 09/01/2022 ~		28,800	28,835
5.375% due 04/23/2025		2,600	2,905
5.750% due 04/23/2030		3,900	4,687

Hyundai Capital America
0.875% due 06/14/2024		5,400	5,373
1.150% due 11/10/2022		8,000	8,046
1.500% due 06/15/2026		14,200	14,054
2.000% due 06/15/2028		21,700	21,332

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (b)	EUR	1,700	2,003

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		$3,700	4,045

IHS Markit Ltd.
3.625% due 05/01/2024		900	959
4.125% due 08/01/2023		5,900	6,263
4.250% due 05/01/2029		18,342	20,926
4.750% due 02/15/2025		1,500	1,661
4.750% due 08/01/2028		1,000	1,172

Imperial Brands Finance PLC
3.125% due 07/26/2024		9,900	10,420
3.500% due 07/26/2026		8,700	9,315
3.750% due 07/21/2022		11,755	11,987
3.875% due 07/26/2029		18,600	20,030

Industrias Penoles S.A.B. de C.V.
4.150% due 09/12/2029		1,000	1,099

Infor, Inc.
1.750% due 07/15/2025		8,900	9,019

Innophos Holdings, Inc.
9.375% due 02/15/2028		5,200	5,628

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		6,500	7,314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Flavors & Fragrances, Inc.
2.300% due 11/01/2030		$9,000	$8,929
3.268% due 11/15/2040		1,400	1,449

Jaguar Land Rover Automotive PLC
2.200% due 01/15/2024	EUR	1,464	1,661
5.875% due 11/15/2024		3,400	4,207

JetBlue Pass-Through Trust
2.750% due 11/15/2033		$7,196	7,255
4.000% due 05/15/2034		387	422

Kansas City Southern
4.950% due 08/15/2045		1,631	2,090

Kinder Morgan Energy Partners LP
6.500% due 02/01/2037		491	666
6.550% due 09/15/2040		3,300	4,584
6.950% due 01/15/2038		600	851
7.300% due 08/15/2033		7,335	10,337
7.400% due 03/15/2031		500	688
7.500% due 11/15/2040		5,500	8,169

Kinder Morgan, Inc.
5.300% due 12/01/2034		1,000	1,235
5.550% due 06/01/2045		1,300	1,659
5.625% due 11/15/2023		2,100	2,287
7.750% due 01/15/2032		16,050	23,048

Komatsu Finance America, Inc.
2.437% due 09/11/2022		2,400	2,445

Kraft Heinz Foods Co.
5.000% due 06/04/2042		10,400	12,776
6.500% due 02/09/2040		1,258	1,789
6.875% due 01/26/2039		20,000	29,563
7.125% due 08/01/2039		7,120	10,763

Las Vegas Sands Corp.
2.900% due 06/25/2025		8,300	8,349
3.200% due 08/08/2024		122,110	125,411
3.500% due 08/18/2026		19,100	19,519

LBM Acquisition LLC
6.250% due 01/15/2029		2,000	2,002

Legacy LifePoint Health LLC
4.375% due 02/15/2027		100	100

Leidos, Inc.
2.300% due 02/15/2031		16,750	16,387
4.375% due 05/15/2030		9,100	10,291

Lennar Corp.
4.750% due 11/29/2027		900	1,044

Lenovo Group Ltd.
3.421% due 11/02/2030		6,000	6,258
5.875% due 04/24/2025		8,600	9,694

Level 3 Financing, Inc.
3.400% due 03/01/2027		670	707
3.750% due 07/15/2029		3,900	3,774
3.875% due 11/15/2029		13,900	14,881

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		7,000	6,781

38	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		$700	$697
6.500% due 05/15/2027		18,300	20,153

Lundin Energy Finance BV
3.100% due 07/15/2031		13,698	13,901

Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		7,658	9,542

Marriott International, Inc.
3.500% due 10/15/2032		9,700	10,315
3.600% due 04/15/2024		5,500	5,862
3.750% due 03/15/2025		1,475	1,577
4.150% due 12/01/2023		12,200	13,016
4.500% due 10/01/2034		6,099	6,881
4.625% due 06/15/2030		6,100	6,973
5.750% due 05/01/2025		116	133

Marvell Technology, Inc.
1.650% due 04/15/2026		9,176	9,195
4.875% due 06/22/2028		10,800	12,485

Massachusetts Institute of Technology
4.678% due 07/01/2114		150	219

McDonald’s Corp.
2.625% due 09/01/2029		4,100	4,279

MDC Holdings, Inc.
3.966% due 08/06/2061		4,200	4,030

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		22,575	22,659
5.250% due 04/26/2026		18,800	19,023
5.375% due 12/04/2029		13,300	13,539
5.625% due 07/17/2027		2,200	2,236
5.750% due 07/21/2028		23,550	24,118

MGM China Holdings Ltd.
4.750% due 02/01/2027		2,100	2,068
5.250% due 06/18/2025		13,255	13,378
5.375% due 05/15/2024		16,200	16,423
5.875% due 05/15/2026		12,100	12,334

Micron Technology, Inc.
5.327% due 02/06/2029		6,400	7,619

Midas OpCo Holdings LLC
5.625% due 08/15/2029		11,800	12,225

Mileage Plus Holdings LLC
6.500% due 06/20/2027		2,700	2,940

Mitchells & Butlers Finance PLC
0.520% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	742	947

Moody’s Corp.
2.000% due 08/19/2031		$4,300	4,213
3.250% due 05/20/2050		11,450	11,782
4.875% due 02/15/2024		1,500	1,635

MPLX LP
4.500% due 04/15/2038		9,900	11,066
4.900% due 04/15/2058		2,600	3,032
6.875% due 02/15/2023 •(g)		7,800	7,956

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mylan, Inc.
3.125% due 01/15/2023		$10,460	$10,808
4.200% due 11/29/2023		13,500	14,392

National Fuel Gas Co.
2.950% due 03/01/2031		9,100	9,226

Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	16,573
4.875% due 04/15/2028		$1,700	1,961

Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		2,100	2,153

Newcrest Finance Pty. Ltd.
3.250% due 05/13/2030		783	833
4.200% due 05/13/2050		2,500	2,867
5.750% due 11/15/2041		2,500	3,315

Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	3,600	4,525
3.043% due 09/15/2023		$20,000	20,809
3.201% due 09/17/2028	EUR	2,600	3,387
3.522% due 09/17/2025		$8,400	8,935
4.345% due 09/17/2027		17,100	18,798
4.810% due 09/17/2030		800	900

Norfolk Southern Corp.
4.100% due 05/15/2121		4,200	4,737

Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		237	237

NVR, Inc.
3.000% due 05/15/2030		38,014	39,808
3.950% due 09/15/2022		4,000	4,098

NXP BV
3.875% due 06/18/2026		6,700	7,385
4.300% due 06/18/2029		7,685	8,716
4.625% due 06/01/2023		8,100	8,616
4.875% due 03/01/2024		2,600	2,837
5.350% due 03/01/2026		4,800	5,558

Occidental Petroleum Corp.
5.550% due 03/15/2026		100	111
6.950% due 07/01/2024		2,679	3,032

Odebrecht Oil & Gas Finance Ltd.
0.000% due 11/01/2021 (f)(g)		3,579	31

ONE Gas, Inc.
0.850% due 03/11/2023		3,600	3,601

ONEOK Partners LP
5.000% due 09/15/2023		7,200	7,707
6.125% due 02/01/2041		1,700	2,189
6.200% due 09/15/2043		3,450	4,486

Oracle Corp.
2.875% due 03/25/2031 (i)		6,900	7,105
4.000% due 07/15/2046		11,000	11,673
4.000% due 11/15/2047		3,700	3,958
4.100% due 03/25/2061 (i)		16,600	17,711

Organon & Co.
5.125% due 04/30/2031		3,600	3,786

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	39

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Organon Finance 1 LLC
2.875% due 04/30/2028	EUR	12,500	$14,808

Pacific National Finance Pty. Ltd.
6.000% due 04/07/2023		$8,600	9,161

Pactiv Evergreen Group Issuer LLC
4.375% due 10/15/2028		1,700	1,708

Penske Truck Leasing Co. LP
2.700% due 11/01/2024		18,400	19,325
3.900% due 02/01/2024		3,100	3,306
4.125% due 08/01/2023		7,800	8,269
4.875% due 07/11/2022		1,700	1,757

PerkinElmer, Inc.
3.300% due 09/15/2029		8,700	9,386

Perrigo Finance Unlimited Co.
3.150% due 06/15/2030		13,300	13,767
4.375% due 03/15/2026		2,200	2,371

Petra Diamonds U.S. Treasury PLC (10.500% PIK)
10.500% due 03/08/2026 (b)		2,009	2,069

Petroleos Mexicanos
6.500% due 01/23/2029		14,300	14,721
6.750% due 09/21/2047		2,500	2,184
6.840% due 01/23/2030		34,500	35,681
6.950% due 01/28/2060		2,495	2,184
7.690% due 01/23/2050		6,192	5,872

Petronas Capital Ltd.
2.480% due 01/28/2032		6,500	6,475
3.500% due 04/21/2030		2,800	3,035

PetSmart, Inc.
4.750% due 02/15/2028		3,100	3,189

PGT Innovations, Inc.
4.375% due 10/01/2029		200	202

Phillips 66
0.900% due 02/15/2024		13,900	13,904

Phillips 66 Partners LP
3.605% due 02/15/2025		65	70

Pioneer Natural Resources Co.
4.450% due 01/15/2026		17,588	19,636
7.200% due 01/15/2028		4,497	5,726

Prime Healthcare Services, Inc.
7.250% due 11/01/2025		3,000	3,221

Prosus NV
3.680% due 01/21/2030		2,500	2,595
3.832% due 02/08/2051		7,300	6,657
4.027% due 08/03/2050		1,200	1,127

PulteGroup, Inc.
5.000% due 01/15/2027		2,500	2,899

Qatar Petroleum
3.125% due 07/12/2041		22,200	22,232

Quanta Services, Inc.
2.350% due 01/15/2032		6,600	6,464
2.900% due 10/01/2030		3,400	3,520

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

QVC, Inc.
4.375% due 03/15/2023		$6,400	$6,683
4.450% due 02/15/2025		7,535	8,072
4.850% due 04/01/2024		3,374	3,648
5.450% due 08/15/2034		10,600	11,286

Radiate Holdco LLC
4.500% due 09/15/2026		2,000	2,067

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		734	835

Raytheon Technologies Corp.
3.750% due 11/01/2046		5,000	5,559
4.050% due 05/04/2047		1,800	2,093

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		15,900	15,140

RELX Capital, Inc.
3.000% due 05/22/2030		1,700	1,806

Rockies Express Pipeline LLC
3.600% due 05/15/2025		10,200	10,544
4.800% due 05/15/2030		3,100	3,233

Rolls-Royce PLC
3.625% due 10/14/2025		7,264	7,360
4.625% due 02/16/2026	EUR	1,000	1,286
5.750% due 10/15/2027		$5,400	5,974
5.750% due 10/15/2027	GBP	1,400	2,101

Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		$1,900	2,067

Royalty Pharma PLC
1.750% due 09/02/2027		13,750	13,703

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		6,066	6,977
5.625% due 04/15/2023		1,200	1,276
5.625% due 03/01/2025		5,300	6,017
5.750% due 05/15/2024		8,410	9,369
5.875% due 06/30/2026		10,705	12,604
6.250% due 03/15/2022		7,000	7,081

Sands China Ltd.
2.300% due 03/08/2027		2,400	2,324
2.850% due 03/08/2029		2,500	2,409
3.250% due 08/08/2031		2,400	2,321
3.800% due 01/08/2026		15,600	16,098
4.375% due 06/18/2030		4,000	4,182
5.125% due 08/08/2025		23,300	25,118
5.400% due 08/08/2028		8,400	9,287

Santos Finance Ltd.
3.649% due 04/29/2031		20,000	20,386

Sasol Financing USA LLC
5.875% due 03/27/2024		250	264

Saudi Arabian Oil Co.
2.250% due 11/24/2030		6,000	5,886

Scripps Escrow, Inc.
3.875% due 01/15/2029		1,000	1,005

40	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Seagate HDD Cayman
4.091% due 06/01/2029	$667	$701
4.125% due 01/15/2031	2,185	2,289

SF Holding Investment Ltd.
2.875% due 02/20/2030 (k)	12,400	12,503

Shift4 Payments LLC
4.625% due 11/01/2026	700	732

Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	65	68

Sigma Holdco BV
7.875% due 05/15/2026	500	495

SK Hynix, Inc.
1.000% due 01/19/2024	7,100	7,067
2.375% due 01/19/2031	5,000	4,857

Smith & Nephew PLC
2.032% due 10/14/2030	6,900	6,736

Southwest Airlines Co.
4.750% due 05/04/2023	18,870	20,093

Southwest Airlines Co. Pass-Through Trust
6.650% due 08/01/2022	731	739

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	3,800	4,051
3.950% due 06/15/2023	12,010	12,245
4.600% due 06/15/2028	22,281	22,144
5.500% due 01/15/2025	1,100	1,165
7.500% due 04/15/2025	9,600	10,176

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	1,054	1,039
4.100% due 10/01/2029	2,189	2,296

Sprint Spectrum Co. LLC
4.738% due 09/20/2029	16,713	17,870

SRS Distribution, Inc.
6.125% due 07/01/2029	2,600	2,681

Standard Industries, Inc.
3.375% due 01/15/2031	1,600	1,525
4.375% due 07/15/2030	19,150	19,557
4.750% due 01/15/2028	2,500	2,597
5.000% due 02/15/2027	8,900	9,189

Stanley Black & Decker, Inc.
4.000% due 03/15/2060 •	2,400	2,572

Station Casinos LLC
4.500% due 02/15/2028	3,100	3,153

Stryker Corp.
1.950% due 06/15/2030	12,550	12,385

Studio City Finance Ltd.
5.000% due 01/15/2029	16,000	14,776
6.500% due 01/15/2028	13,100	12,867

Sunny Optical Technology Group Co. Ltd.
3.750% due 01/23/2023	12,700	13,104

Suntory Holdings Ltd.
2.550% due 06/28/2022	3,800	3,855

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Syneos Health, Inc.
3.625% due 01/15/2029		$1,500	$1,498

Syngenta Finance NV
3.125% due 03/28/2022		700	707
3.375% due 04/16/2026	EUR	1,400	1,785
4.441% due 04/24/2023		$10,900	11,397
4.892% due 04/24/2025		5,500	6,022
5.182% due 04/24/2028		38,073	42,810

SYNNEX Corp.
1.750% due 08/09/2026		4,300	4,257
2.375% due 08/09/2028		14,300	14,172
2.650% due 08/09/2031		13,300	13,023

Sysco Corp.
5.650% due 04/01/2025		16,700	19,214

T-Mobile USA, Inc.
2.050% due 02/15/2028		12,500	12,608
2.550% due 02/15/2031		22,100	22,193
2.875% due 02/15/2031		3,600	3,635
3.000% due 02/15/2041		40,700	39,431
3.300% due 02/15/2051		36,500	35,368
3.600% due 11/15/2060		5,700	5,616
3.875% due 04/15/2030		22,350	24,690

TEGNA, Inc.
4.625% due 03/15/2028		1,300	1,331

Tencent Holdings Ltd.
2.390% due 06/03/2030		22,600	22,234
3.595% due 01/19/2028		1,500	1,607
3.680% due 04/22/2041		6,300	6,544
3.975% due 04/11/2029		48,900	53,661

Tencent Music Entertainment Group
2.000% due 09/03/2030		10,400	9,805

Tenet Healthcare Corp.
6.750% due 06/15/2023		3,700	3,993

Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		4,127	4,143

Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		480	484
3.650% due 11/10/2021		12,754	12,808

Textron, Inc.
2.450% due 03/15/2031		4,325	4,339

Thomson Reuters Corp.
3.350% due 05/15/2026		6,600	7,131

Time Warner Cable LLC
4.500% due 09/15/2042		9,000	9,865

Times Square Hotel Trust
8.528% due 08/01/2026		388	420

TransCanada PipeLines Ltd.
4.250% due 05/15/2028		40	46
5.600% due 03/31/2034		5,258	6,636

Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	3,102
7.850% due 02/01/2026		12,066	15,051

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	41

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TransDigm, Inc.
8.000% due 12/15/2025	$3,000	$3,202

Transocean Guardian Ltd.
5.875% due 01/15/2024	5,930	5,907

Transocean Pontus Ltd.
6.125% due 08/01/2025	1,273	1,277

Transocean, Inc.
7.250% due 11/01/2025	3,800	3,171

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031	10,450	10,479

Travel + Leisure Co.
4.625% due 03/01/2030	5,700	5,867

Trimble, Inc.
4.900% due 06/15/2028	9,200	10,647

Trinity Acquisition PLC
4.400% due 03/15/2026	35	39

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	2,740	2,581

Twitter, Inc.
3.875% due 12/15/2027	1,000	1,069

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	327	334
4.625% due 12/03/2026	373	374
7.125% due 04/22/2025	1,047	1,116

Unigel Luxembourg S.A.
8.750% due 10/01/2026	8,900	9,578

United Airlines Pass-Through Trust
2.700% due 11/01/2033	7,689	7,803
2.875% due 04/07/2030	17,799	18,071
3.100% due 01/07/2030	1,148	1,200
3.100% due 04/07/2030	4,156	4,158
3.450% due 01/07/2030	8,836	8,925
3.500% due 09/01/2031	1,451	1,535
3.700% due 09/01/2031	3,177	3,227
4.150% due 02/25/2033	9,833	10,619
5.875% due 04/15/2029	35,151	39,407

UnitedHealth Group, Inc.
2.900% due 05/15/2050	9,500	9,540

Univision Communications, Inc.
5.125% due 02/15/2025	6,700	6,806

Vale Overseas Ltd.
3.750% due 07/08/2030	8,500	8,816
6.250% due 08/10/2026	14,500	17,153
6.875% due 11/21/2036	4,996	6,663
6.875% due 11/10/2039	3,600	4,875

Valero Energy Corp.
4.350% due 06/01/2028	5,584	6,289

VeriSign, Inc.
2.700% due 06/15/2031	1,706	1,736

Viking Cruises Ltd.
13.000% due 05/15/2025	12,000	13,830

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		$500	$501

Virgin Australia Holdings Pty. Ltd.
8.125% due 11/15/2024 ^(c)		2,800	224

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	7,913
5.250% due 05/15/2029		1,000	1,427

Vmed O2 UK Financing PLC
4.250% due 01/31/2031		$15,700	15,680

VMware, Inc.
2.200% due 08/15/2031		3,300	3,229
2.950% due 08/21/2022		8,500	8,677
3.900% due 08/21/2027		16,145	18,006
4.500% due 05/15/2025		12,042	13,419
4.650% due 05/15/2027		13,038	14,982
4.700% due 05/15/2030		24,482	28,879

Volkswagen Group of America Finance LLC
1.063% (US0003M + 0.940%) due 11/12/2021 ~		7,700	7,708
3.350% due 05/13/2025		16,100	17,219

Walt Disney Co.
2.200% due 01/13/2028		2,500	2,585
2.650% due 01/13/2031		33,200	34,685
3.500% due 05/13/2040		13,400	14,808

Weir Group PLC
2.200% due 05/13/2026		19,600	19,804

West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,781

Western Digital Corp.
4.750% due 02/15/2026		7,600	8,427

Western Midstream Operating LP
2.229% (US0003M + 1.850%) due 01/13/2023 ~		1,000	1,000

Westinghouse Air Brake Technologies Corp.
4.950% due 09/15/2028		27,733	31,938

Williams Cos., Inc.
4.850% due 03/01/2048		6,000	7,348

Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	10,315
3.700% due 09/15/2026		11,375	12,293
3.700% due 03/15/2028		6,100	6,537
4.500% due 03/04/2029		10,000	11,227

WRKCo, Inc.
3.900% due 06/01/2028		3,700	4,131

Wynn Macau Ltd.
4.875% due 10/01/2024		6,050	5,889
5.125% due 12/15/2029		4,800	4,519
5.500% due 01/15/2026		14,800	14,376
5.500% due 10/01/2027		66,220	63,342
5.625% due 08/26/2028		11,100	10,583

Xiaomi Best Time International Ltd.
2.875% due 07/14/2031		6,000	5,949

42	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yara International ASA
4.750% due 06/01/2028	$16,500	$19,052

Yellowstone Energy LP
5.750% due 12/31/2026 «	2,701	2,981

Yingde Gases Investment Ltd.
6.250% due 01/19/2023	1,100	1,133

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	500	498
6.125% due 03/01/2028	5,100	5,177

Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	11,422	12,284
3.550% due 03/20/2030	5,900	6,457
3.700% due 03/19/2023	1,000	1,044

Zoetis, Inc.
3.250% due 02/01/2023	80	82

		5,893,058

UTILITIES 8.7%

AEP Texas, Inc.
2.100% due 07/01/2030	8,200	8,035

AES Corp.
3.300% due 07/15/2025	10,200	10,848
3.950% due 07/15/2030	10,200	11,235

American Transmission Systems, Inc.
5.250% due 01/15/2022	3,775	3,822

Antero Midstream Partners LP
5.750% due 03/01/2027	2,400	2,482

Arizona Public Service Co.
2.200% due 12/15/2031	7,600	7,520
2.650% due 09/15/2050	8,900	8,213
3.350% due 05/15/2050	3,750	3,921

AT&T, Inc.
1.015% (US0003M + 0.890%) due 02/15/2023 ~	3,925	3,961
2.550% due 12/01/2033	2,306	2,271
2.750% due 06/01/2031	36,700	37,713
3.500% due 06/01/2041	65,000	66,822
3.500% due 09/15/2053	2,167	2,149
3.550% due 09/15/2055	23,160	22,886
3.650% due 06/01/2051	43,550	44,468
3.650% due 09/15/2059	38,575	38,544
3.800% due 12/01/2057	6,670	6,828
3.850% due 06/01/2060	33,750	34,981
4.300% due 02/15/2030	29,979	34,421

Azure Power Solar Energy Pvt Ltd.
5.650% due 12/24/2024	9,000	9,507

Berkshire Hathaway Energy Co.
4.450% due 01/15/2049	1,850	2,287

Bharti Airtel International Netherlands BV
5.350% due 05/20/2024	1,500	1,637

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Black Hills Corp.
2.500% due 06/15/2030	$10,400	$10,554
3.875% due 10/15/2049	5,500	5,912

Clearway Energy Operating LLC
3.750% due 02/15/2031	5,500	5,521

Cleco Corporate Holdings LLC
3.743% due 05/01/2026	12,005	13,096

Cleveland Electric Illuminating Co.
3.500% due 04/01/2028	4,200	4,510

Dominion Energy, Inc.
2.250% due 08/15/2031	10,600	10,575

Duke Energy Carolinas LLC
2.450% due 08/15/2029	16,100	16,602
2.950% due 12/01/2026	160	172
3.200% due 08/15/2049	500	519
6.050% due 04/15/2038	1,227	1,720

Duke Energy Florida LLC
3.200% due 01/15/2027	1,100	1,193

Duke Energy Ohio, Inc.
6.900% due 06/01/2025	6,800	8,113

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	5,700	5,656
3.616% due 08/01/2027	15,400	16,547

Edison International
3.125% due 11/15/2022	3,500	3,589
5.750% due 06/15/2027	11,400	13,136

Electricite de France S.A.
4.875% due 01/22/2044	500	632

Emera U.S. Finance LP
4.750% due 06/15/2046	15,000	17,733

Enel Finance International NV
1.875% due 07/12/2028	9,100	9,069
2.250% due 07/12/2031	10,100	9,973
2.875% due 07/12/2041	4,100	3,999
3.625% due 05/25/2027	14,262	15,798

Entergy Corp.
1.900% due 06/15/2028	5,900	5,842
2.400% due 06/15/2031	3,800	3,769
2.800% due 06/15/2030	2,400	2,478
3.750% due 06/15/2050	1,000	1,075

Entergy Texas, Inc.
1.750% due 03/15/2031	4,129	3,916

Evergy Metro, Inc.
2.250% due 06/01/2030	1,800	1,817

Exelon Corp.
4.050% due 04/15/2030	7,300	8,278

Exelon Generation Co. LLC
5.750% due 10/01/2041	2,579	3,152
6.250% due 10/01/2039	990	1,266

FirstEnergy Corp.
2.250% due 09/01/2030	5,550	5,365
4.400% due 07/15/2027	6,205	6,812
4.750% due 03/15/2023	1,000	1,041

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	43

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$17,000	$17,550
6.000% due 11/27/2023		17,900	19,693

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	18,800	21,775
2.950% due 01/27/2029		$18,600	18,281
3.000% due 06/29/2027		5,100	5,159
3.250% due 02/25/2030		21,600	21,542

Georgia Power Co.
2.650% due 09/15/2029		9,800	10,221
3.250% due 03/15/2051		16,500	16,633
3.700% due 01/30/2050		4,200	4,490

Greenko Investment Co.
4.875% due 08/16/2023		4,000	4,035

Greenko Solar Mauritius Ltd.
5.950% due 07/29/2026		24,300	25,770

India Green Power Holdings
4.000% due 02/22/2027		8,100	8,161

IPALCO Enterprises, Inc.
3.700% due 09/01/2024		8,150	8,710

ITC Holdings Corp.
2.950% due 05/14/2030		1,800	1,890

Jersey Central Power & Light Co.
4.300% due 01/15/2026		19,250	21,210

Metropolitan Edison Co.
3.500% due 03/15/2023		1,500	1,549

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		2,500	2,803

Midwest Connector Capital Co. LLC
3.625% due 04/01/2022		7,400	7,488
3.900% due 04/01/2024		39,000	40,803
4.625% due 04/01/2029		3,155	3,399

Mississippi Power Co.
3.950% due 03/30/2028		14,300	15,950

Narragansett Electric Co.
3.395% due 04/09/2030		3,100	3,359

NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •		4,300	4,829
5.650% due 05/01/2079 •		5,000	5,871

NGPL PipeCo LLC
4.875% due 08/15/2027		8,570	9,733

NiSource, Inc.
3.490% due 05/15/2027		25	27

Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022		16,482	17,173

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(b)		3,071	1,712

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^		2,275	2,253

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 ^(b)	$17,181	$4,091

Oi S.A.
10.000% due 07/27/2025	7,500	7,050

ONEOK, Inc.
2.750% due 09/01/2024	8,300	8,703
4.550% due 07/15/2028	26,835	30,470
4.950% due 07/13/2047	9,972	11,813
5.200% due 07/15/2048	3,985	4,833
6.000% due 06/15/2035	700	881
6.350% due 01/15/2031	8,600	11,022

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	12,500	12,505
1.750% due 06/16/2022	8,700	8,687
2.500% due 02/01/2031	7,500	7,144
2.950% due 03/01/2026 ^	3,900	4,007
3.000% due 06/15/2028	8,100	8,248
3.150% due 01/01/2026	14,901	15,405
3.250% due 06/01/2031	1,300	1,297
3.300% due 03/15/2027 ^	5,300	5,506
3.300% due 12/01/2027 ^	27,516	28,340
3.300% due 08/01/2040	2,700	2,495
3.400% due 08/15/2024 ^	200	208
3.450% due 07/01/2025	19,655	20,536
3.500% due 06/15/2025 ^	5,800	6,052
3.500% due 08/01/2050	13,050	11,894
3.750% due 07/01/2028	15,079	15,787
3.750% due 08/15/2042 ^	2,600	2,360
3.850% due 11/15/2023 ^	745	776
4.250% due 08/01/2023	1,600	1,675
4.250% due 03/15/2046 ^	2,100	2,071
4.500% due 07/01/2040	2,900	2,965
4.500% due 12/15/2041 ^	4,300	4,223
4.550% due 07/01/2030	7,800	8,440
4.600% due 06/15/2043 ^	4,900	4,900
4.650% due 08/01/2028	17,000	18,603
4.750% due 02/15/2044 ^	5,700	5,815
4.950% due 07/01/2050	6,165	6,571

PacifiCorp
2.900% due 06/15/2052	13,300	12,963

Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	1,098
4.150% due 04/15/2025	2,600	2,768
6.150% due 10/01/2038	1,600	2,150

Petrobras Global Finance BV
5.093% due 01/15/2030	12,900	13,655
5.600% due 01/03/2031	17,100	18,583
5.999% due 01/27/2028	5,000	5,646
6.750% due 01/27/2041	2,500	2,829

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	4,404
3.640% due 11/01/2046	1,500	1,590

44	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Plains All American Pipeline LP
2.850% due 01/31/2023	$5,402	$5,524

PT Perusahaan Listrik Negara
3.000% due 06/30/2030	1,200	1,200

Public Service Co. of Oklahoma
2.200% due 08/15/2031	2,600	2,567
3.150% due 08/15/2051	6,500	6,488

Puget Energy, Inc.
4.100% due 06/15/2030	12,300	13,566

ReNew Power Synthetic
6.670% due 03/12/2024	11,100	11,577

Rio Oil Finance Trust
8.200% due 04/06/2028	16,990	19,649
9.750% due 01/06/2027	9,342	11,007

San Diego Gas & Electric Co.
1.700% due 10/01/2030	13,900	13,397
4.100% due 06/15/2049	9,500	11,208

Sempra Energy
3.400% due 02/01/2028	2,840	3,065

SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023	900	937

Southern California Edison Co.
0.975% due 08/01/2024	16,475	16,525
1.200% due 02/01/2026	7,200	7,141
2.500% due 06/01/2031	7,600	7,635
2.850% due 08/01/2029	8,000	8,309
2.950% due 02/01/2051	12,000	10,980
3.650% due 02/01/2050	2,000	2,047
3.700% due 08/01/2025	8,800	9,572
3.900% due 12/01/2041	1,100	1,134
3.900% due 03/15/2043	6,100	6,523
4.000% due 04/01/2047	15,600	16,759
4.650% due 10/01/2043	600	694
4.875% due 03/01/2049	8,468	10,134
6.650% due 04/01/2029	8,039	9,846

Southern California Gas Co.
2.550% due 02/01/2030	2,200	2,261

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	12,000	11,438
3.250% due 06/15/2026	5,475	5,879
3.875% due 11/15/2025	2,300	2,523
4.400% due 05/30/2047	5,154	6,085

Sprint Corp.
7.125% due 06/15/2024	600	684
7.625% due 02/15/2025	1,200	1,404
7.875% due 09/15/2023	3,700	4,139

State Grid Overseas Investment Ltd.
1.625% due 08/05/2030	5,600	5,350

Systems Energy Resources, Inc.
2.140% due 12/09/2025	13,800	14,046

Targa Resources Partners LP
5.500% due 03/01/2030	5,200	5,692

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toledo Edison Co.
2.650% due 05/01/2028	$13,600	$13,856

Transcanada Trust
5.300% due 03/15/2077 •	22,550	24,228

Transocean Proteus Ltd.
6.250% due 12/01/2024	550	553

Verizon Communications, Inc.
0.840% (SOFRRATE + 0.790%) due 03/20/2026 ~	17,100	17,406
2.100% due 03/22/2028	5,300	5,384
2.355% due 03/15/2032	2,619	2,592
2.850% due 09/03/2041	4,850	4,741

Vistra Operations Co. LLC
3.550% due 07/15/2024	4,575	4,813

Vodafone Group PLC
5.125% due 06/04/2081 •	26,100	26,912

WEC Energy Group, Inc.
1.800% due 10/15/2030	2,700	2,589

		1,627,168

Total Corporate Bonds & Notes (Cost $12,937,164)		13,473,117

MUNICIPAL BONDS & NOTES 0.0%

FLORIDA 0.0%

State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	1,700	1,728
2.154% due 07/01/2030	6,200	6,273

Total Municipal Bonds & Notes (Cost $7,900)		8,001

U.S. GOVERNMENT AGENCIES 0.6%

Freddie Mac
6.157% due 11/25/2055 «~	3,365	2,073
9.086% due 03/25/2029 •	497	544

Ginnie Mae, TBA
2.000% due 12/01/2051	18,000	18,188
2.500% due 11/01/2051	41,500	42,769

Uniform Mortgage-Backed Security
3.000% due 01/01/2045	187	199
3.500% due 07/01/2046	2,487	2,716
4.000% due 08/01/2049	358	385

Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2051	50,492	53,466
4.000% due 11/01/2051	150	161

Total U.S. Government Agencies (Cost $120,614)		120,501

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	45

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 25.1%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	$312,980	$281,242
1.375% due 08/15/2050	48,154	40,649
1.875% due 02/15/2041 (k)	333,300	326,139
2.000% due 08/15/2051 (k)	38,179	37,511
2.250% due 05/15/2041 (k)	163,533	170,100
2.250% due 08/15/2049 (k)	56,544	58,629
2.375% due 11/15/2049	111,094	118,276
2.375% due 05/15/2051 (k)	154,579	165,013
2.500% due 02/15/2045	41,640	44,981
2.500% due 02/15/2046	89,225	96,523
2.500% due 05/15/2046	93,508	101,212
2.875% due 08/15/2045 (k)	27,317	31,506
2.875% due 05/15/2049 (k)	250,686	293,342
3.000% due 05/15/2042 (k)	2,650	3,099
3.000% due 02/15/2049 (k)	219,329	262,252
3.125% due 02/15/2042	74,170	88,514
3.125% due 08/15/2044	70,025	83,825
3.375% due 05/15/2044 (k)	151,284	188,083

U.S. Treasury Notes
0.375% due 03/31/2022 (k)(m)	98,100	98,256
0.375% due 01/31/2026 (m)	147,600	144,464
0.625% due 05/15/2030 (k)	18,080	16,880
0.625% due 08/15/2030 (k)	84,220	78,369
0.750% due 05/31/2026	147,673	146,444
0.750% due 01/31/2028 (k)(m)(o)	44,000	42,737
0.875% due 11/15/2030 (k)	348,820	331,113
1.125% due 02/15/2031 (k)	473,400	458,606
1.250% due 04/30/2028 (k)	77,000	76,964
1.500% due 02/15/2030 (k)	330,448	332,636
1.625% due 11/30/2026 (k)(m)(o)	50,000	51,543
1.625% due 05/15/2031 (k)	34,341	34,749
2.875% due 05/15/2028 (m)	117,968	130,147
2.875% due 08/15/2028	103,266	114,105
3.125% due 11/15/2028 (m)	231,454	260,105

Total U.S. Treasury Obligations (Cost $4,586,463)		4,708,014

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

American Home Mortgage Assets Trust
1.032% due 10/25/2046 •	1,798	1,478

American Home Mortgage Investment Trust
1.905% due 11/25/2045 ^•	645	394

Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^	243	247

Banc of America Funding Trust
0.216% due 01/25/2037 •	6,751	6,183
0.467% due 10/20/2036 •	1,375	1,158
0.486% due 05/25/2037 ^•	376	352

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.647% due 06/20/2047 •	$1,028	$956
2.794% due 06/20/2037 ~	4,306	4,254
5.750% due 01/25/2037	2,910	2,815
6.000% due 03/25/2037	1,349	1,227
45.591% due 07/25/2047 ^•	808	1,579

Banc of America Mortgage Trust
2.758% due 10/25/2035 ~	669	668

BCAP LLC Trust
0.526% due 05/25/2047 ^•	759	800
3.114% due 07/26/2036 ~	133	126
6.000% due 07/26/2037 ~	405	409

Bear Stearns Adjustable Rate Mortgage Trust
3.291% due 06/25/2047 ^~	2,349	2,363

Bear Stearns ALT-A Trust
0.406% due 08/25/2036 •	538	518
2.825% due 04/25/2035 ~	11,835	11,720
3.311% due 03/25/2036 ^~	201	175
3.445% due 08/25/2036 ^~	989	639

Chase Mortgage Finance Trust
6.000% due 06/25/2037	3,072	1,990

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
0.766% due 08/25/2037 •	388	371

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.366% due 01/25/2035 •	543	558

Citigroup Mortgage Loan Trust
3.108% due 03/25/2037 ^~	276	262
3.228% due 09/25/2059 þ	4,324	4,333

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~	914	700

Countrywide Alternative Loan Trust
0.277% due 09/20/2046 •	1,618	1,491
0.296% due 04/25/2047 •	1,501	1,300
0.297% due 09/20/2046 •	1,985	1,646
0.406% due 07/25/2036 •	238	308
0.426% due 11/25/2036 •	1	0
0.436% due 05/25/2037 ^•	703	230
0.466% due 09/25/2046 ^•	1,849	1,823
1.442% due 08/25/2035 ^•	1,937	1,762
5.500% due 07/25/2035	1,261	1,193
5.500% due 01/25/2036	1,038	910
6.000% due 03/25/2036 ^	921	617
6.000% due 05/25/2036 ^	93	61
6.000% due 06/25/2037	1,641	1,132
6.500% due 12/25/2036 ^	385	247

Credit Suisse Commercial Mortgage Trust
1.051% due 06/15/2034 •	7,100	7,085

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	7,928	7,768

Credit Suisse Mortgage Capital Certificates
2.886% due 06/26/2037 ~	2,727	2,748
3.285% due 04/28/2037 ~	1,312	1,346

46	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Trust
2.961% due 10/27/2059 ~	$5,676	$5,721
2.986% due 12/26/2059 ~	1,916	1,928
3.091% due 05/27/2037 ~	3,719	2,738

CSAIL Commercial Mortgage Trust
3.718% due 08/15/2048	6,500	7,047

Extended Stay America Trust
1.164% due 07/15/2038 •	56,208	56,458

GSR Mortgage Loan Trust
0.526% due 08/25/2046 •	20,338	6,862

HarborView Mortgage Loan Trust
0.292% due 12/19/2036 •	2,678	2,542
0.587% due 01/19/2036 •	2,134	1,533
3.566% due 06/19/2036 ^~	753	485

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^	120	115

IndyMac Mortgage Loan Trust
0.566% due 07/25/2035 •	8,349	8,202

JP Morgan Alternative Loan Trust
3.291% due 05/25/2037 ^~	878	823
6.810% due 08/25/2036 ^þ	1,393	1,365

Lehman Mortgage Trust
6.000% due 07/25/2037 ^	147	149

Merrill Lynch Mortgage Investors Trust
2.331% due 05/25/2033 ~	3	3

Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ^~	399	163

Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 ~	14	16

Morgan Stanley Resecuritization Trust
0.624% due 12/26/2046 •	3,189	3,194

MortgageIT Mortgage Loan Trust
0.486% due 04/25/2036 •	4,750	3,958

New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 ^þ	987	363

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	44,579	46,122
2.750% due 11/25/2059 ~	28,820	29,687
4.500% due 05/25/2058 ~	10,203	11,033

Ready Capital Mortgage Financing LLC
1.036% due 07/25/2036 •	4,900	4,911

Residential Accredit Loans, Inc. Trust
0.446% due 05/25/2036 •	1,070	1,013
0.464% due 08/25/2036 ^•	823	836
0.506% due 04/25/2046 •	6,534	2,509
1.014% due 10/25/2037 ~	4,848	4,761
2.994% due 07/25/2035 ~	182	179
4.255% due 09/25/2035 ^~	29	24
4.309% due 01/25/2036 ^~	1,335	1,207

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
0.386% due 08/25/2036 ^•	$707	$546
3.169% due 05/25/2036 ^~	1,174	977
3.181% due 02/25/2036 ^~	105	95

STWD Mortgage Trust
1.134% due 04/15/2034 •	3,400	3,415

TBW Mortgage-Backed Trust
6.280% due 01/25/2037 þ	6,705	1,310

Wachovia Mortgage Loan Trust LLC
2.442% due 05/20/2036 ^~	301	312

WaMu Mortgage Pass-Through Certificates Trust
3.096% due 07/25/2037 ^~	376	382

Washington Mutual Mortgage Pass-Through Certificates Trust
0.932% due 11/25/2046 ^•	1,114	975
6.000% due 07/25/2036	227	198

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	137	139

Total Non-Agency Mortgage-Backed Securities (Cost $284,236)		292,238

ASSET-BACKED SECURITIES 3.2%

Aames Mortgage Investment Trust
1.286% due 06/25/2035 •	1,861	1,868

AASET Trust
3.967% due 05/16/2042	2,523	2,318

Accredited Mortgage Loan Trust
0.346% due 09/25/2036 •	2,248	2,226

ACE Securities Corp. Home Equity Loan Trust
0.246% due 08/25/2036 ^•	1,621	508
0.286% due 12/25/2036 •	5,357	1,996
1.031% due 05/25/2035 •	5,500	5,461

AIM Aviation Finance Ltd.
4.213% due 02/15/2040 þ	3,354	2,898

Anchorage Capital CLO Ltd.
1.236% due 07/15/2032 •	7,300	7,300
1.278% due 07/22/2032 •	12,900	12,900

Apidos CLO
1.090% due 07/18/2029 •	13,400	13,403

ARES LII CLO Ltd.
1.188% due 04/22/2031 •	9,600	9,628

Argent Securities Trust
0.196% due 09/25/2036 •	1,767	762
0.626% due 05/25/2036 •	1,395	521
0.646% due 04/25/2036 •	6,793	3,097

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.846% due 02/25/2036 •	2,483	2,306

Asset-Backed Funding Certificates Trust
0.216% due 01/25/2037 •	4,256	3,339

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	47

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity Loan Trust
1.961% due 09/25/2034 •	$1,194	$1,232

Assurant CLO Ltd.
1.174% due 10/20/2031 •	8,200	8,200

Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ	1,256	1,266

Bear Stearns Asset-Backed Securities Trust
0.316% due 11/25/2036 •	6,743	6,460
0.436% due 12/25/2035 ^•	287	171
1.086% due 08/25/2035 •	131	97

Benefit Street Partners CLO Ltd.
1.189% due 07/15/2032 •	8,700	8,704

Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041 þ	4,281	4,306

Brightspire Capital Ltd.
1.237% due 08/19/2038 •	7,500	7,498

Carlyle Global Market Strategies CLO Ltd.
1.075% due 08/14/2030 •	22,500	22,472

CARLYLE U.S. CLO Ltd.
1.134% due 04/20/2031 •	13,500	13,501

Carrington Mortgage Loan Trust
0.336% due 10/25/2036 •	2,611	2,449

Catamaran CLO Ltd.
1.482% due 04/22/2030 •	24,375	24,404

CIT Mortgage Loan Trust
1.586% due 10/25/2037 •	3,500	3,575

Citigroup Mortgage Loan Trust
0.286% due 01/25/2037 •	10,275	5,617
0.606% due 03/25/2036 •	1,517	1,493

Countrywide Asset-Backed Certificates
0.226% due 07/25/2037 ^•	1,174	1,157
0.306% due 09/25/2047 ^•	467	455
0.316% due 05/25/2037 •	2,900	2,814
0.566% due 03/25/2036 •	1,345	1,341

Countrywide Asset-Backed Certificates Trust, Inc.
0.826% due 08/25/2047 •	3,115	3,083

Credit-Based Asset Servicing & Securitization Trust
0.236% due 11/25/2036 •	1,290	776

Crestline Denali CLO Ltd.
1.164% due 04/20/2030 •	15,500	15,502

ECAF Ltd.
3.473% due 06/15/2040	278	274
4.947% due 06/15/2040	5,707	5,465

Ellington Loan Acquisition Trust
1.186% due 05/25/2037 •	4,439	4,453

Fremont Home Loan Trust
0.236% due 01/25/2037 •	1,594	922
0.426% due 02/25/2037 •	1,961	997

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAA Home Equity Trust
0.386% due 07/25/2036 •	$52,209	$17,615
0.406% due 05/25/2036 •	34,771	11,654
0.596% due 01/25/2036 •	13,729	12,982
3.059% due 03/25/2036 ~	1,323	720

GSAMP Trust
0.226% due 09/25/2036 •	77,643	38,979
0.246% due 01/25/2037 •	3,253	2,414
0.256% due 01/25/2037 •	10,990	10,822

Home Equity Loan Trust
0.426% due 04/25/2037 •	3,100	2,741

Home Equity Mortgage Loan Asset-Backed Trust
0.836% due 10/25/2035 •	4,238	4,240

JP Morgan Mortgage Acquisition Trust
0.386% due 07/25/2036 •	8,826	8,608
6.080% due 08/25/2036 þ	1,441	1,043

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	3,892	3,884

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	10,058	10,011

LCCM Trust
1.284% due 12/13/2038 •	8,600	8,613

Legacy Mortgage Asset Trust
3.750% due 04/25/2059 þ	4,983	5,021

Lehman XS Trust
0.446% due 06/25/2036 •	220	217

Long Beach Mortgage Loan Trust
0.406% due 09/25/2036 •	14,502	5,778
0.446% due 03/25/2046 •	5,819	5,231
0.566% due 09/25/2036 •	4,587	1,863

MAPS Ltd.
4.212% due 05/15/2043	4,788	4,837

MASTR Asset-Backed Securities Trust
0.566% due 03/25/2036 •	2,802	2,259
0.806% due 12/25/2034 •	9,548	9,413
0.836% due 10/25/2035 ^•	1,262	1,276

Merrill Lynch Mortgage Investors Trust
0.346% due 03/25/2037 •	8,554	8,071
0.536% due 02/25/2047 •	5,823	4,214
0.836% due 09/25/2035 •	978	976
3.605% due 02/25/2037 ^þ	10,984	2,047

METAL LLC
4.581% due 10/15/2042	8,206	7,552

Morgan Stanley ABS Capital, Inc. Trust
0.226% due 10/25/2036 •	1,097	655
0.236% due 11/25/2036 •	1,649	1,222
0.236% due 12/25/2036 •	792	532
0.236% due 02/25/2037 •	4,277	2,580
0.266% due 02/25/2037 •	12,184	5,393
0.286% due 02/25/2037 •	561	340
0.306% due 10/25/2036 •	1,199	724
0.316% due 02/25/2037 •	4,643	2,072

48	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.336% due 08/25/2036 •		$6,678	$4,316
0.706% due 12/25/2035 •		555	552
1.336% due 07/25/2037 •		2,100	2,105

Morgan Stanley Home Equity Loan Trust
0.186% due 04/25/2037 •		254	167
0.436% due 04/25/2037 •		1,210	821
1.031% due 05/25/2035 •		368	369

New Century Home Equity Loan Trust
0.246% due 08/25/2036 •		10,516	10,340
0.791% due 02/25/2036 •		6,100	5,727

NovaStar Mortgage Funding Trust
0.236% due 03/25/2037 •		1,205	601
0.296% due 01/25/2037 •		4,716	2,166
0.586% due 10/25/2036 •		1,204	1,013

Option One Mortgage Loan Trust
0.226% due 01/25/2037 •		4,561	3,281

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	2,100	2,433

Palmer Square Loan Funding Ltd.
0.971% due 07/20/2029 •		$31,500	31,434

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.821% due 08/25/2035 •		4,855	4,875

RBSSP Resecuritization Trust
0.244% due 11/26/2036 •		648	644

Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^þ		11,428	6,709

Residential Asset Mortgage Products Trust
0.546% due 12/25/2035 •		8,781	8,113

RR Ltd.
1.476% due 01/15/2033 •		15,500	15,535

S-Jets Ltd.
3.967% due 08/15/2042		9,491	9,434

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		6,852	6,777

Securitized Asset-Backed Receivables LLC Trust
0.586% due 03/25/2036 •		1,358	1,107

Specialty Underwriting & Residential Finance Trust
0.356% due 04/25/2037 •		992	813
0.386% due 06/25/2037 •		563	415
3.425% due 02/25/2037 ^þ		1,672	869

Sprite Ltd.
4.250% due 12/15/2037		5,827	5,798

START Ireland
4.089% due 03/15/2044		2,600	2,607

Structured Asset Investment Loan Trust
0.236% due 09/25/2036 •		363	358
0.406% due 05/25/2036 •		142	141

Structured Asset Securities Corp. Mortgage Loan Trust
0.586% due 11/25/2037 •		8,000	7,674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thunderbolt Aircraft Lease Ltd.
4.212% due 05/17/2032 þ		$2,206	$2,207

Towd Point Mortgage Trust
1.086% due 05/25/2058 •		1,708	1,723
2.750% due 06/25/2057 ~		6,978	7,142

Venture CLO Ltd.
1.264% due 04/20/2032 •		4,000	3,994

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		17,600	18,003

Vibrant Clo Ltd.
1.240% due 07/20/2032 •		3,100	3,101

Voya CLO Ltd.
1.091% due 10/15/2030 •		3,700	3,700

Total Asset-Backed Securities (Cost $602,826)			602,878

SOVEREIGN ISSUES 2.7%

Argentina Government International Bond
1.000% due 07/09/2029		233	90
1.125% due 07/09/2046 þ		1,610	539
2.500% due 07/09/2041 þ		9,535	3,499
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,650	31

Australia Government International Bond
1.000% due 11/21/2031	AUD	43,650	30,114

Canada Housing Trust
1.950% due 12/15/2025	CAD	59,800	48,717

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		$12,600	13,697

Export-Import Bank of India
1.152% (US0003M + 1.020%) due 03/28/2022 ~(i)		10,600	10,632
3.250% due 01/15/2030		6,000	6,101

Indonesia Government International Bond
4.200% due 10/15/2050		4,000	4,440

Israel Government International Bond
3.800% due 05/13/2060		1,800	2,001

Italy Government International Bond
6.875% due 09/27/2023		8,500	9,536

Kuwait International Government Bond
3.500% due 03/20/2027		24,700	27,377

Mexico Government International Bond
3.771% due 05/24/2061		3,350	2,981

Peru Government International Bond
5.350% due 08/12/2040	PEN	17,300	3,327
5.400% due 08/12/2034		24,500	5,120
5.940% due 02/12/2029		74,243	18,020
6.350% due 08/12/2028		182,600	45,617

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	49

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.950% due 08/12/2031	PEN	24,300	$6,097
8.200% due 08/12/2026		344,800	93,885

Province of Ontario
2.400% due 02/08/2022		$95	96

Qatar Government International Bond
3.750% due 04/16/2030		15,000	16,918
3.875% due 04/23/2023		19,100	20,115
4.400% due 04/16/2050		5,300	6,480

Romanian Government International Bond
1.750% due 07/13/2030	EUR	5,700	6,464
2.875% due 04/13/2042		9,300	10,083

Saudi Government International Bond
2.250% due 02/02/2033		$19,600	19,095
2.375% due 10/26/2021		14,700	14,722
2.875% due 03/04/2023		4,200	4,337
4.000% due 04/17/2025		6,500	7,121

Slovenia Government International Bond
5.250% due 02/18/2024		1,550	1,724

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	687,400	51,254

Ukraine Government International Bond
7.750% due 09/01/2022		$7,200	7,509

Total Sovereign Issues (Cost $551,433)			497,739

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex S.A.B. de C.V. (d)		441,790	2

Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		7,056	3

			5

INDUSTRIALS 0.0%

Westmoreland Mining Holdings LLC «(d)(i)		48,126	0

MATERIALS 0.0%

Petra Diamonds Ltd. (d)		52,107,506	1,229

Total Common Stocks (Cost $12,612)			1,234

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

FINANCIALS 0.0%

Guaranteed Rate, Inc. - Exp. 12/31/2060 «	4,263	$516

UTILITIES 0.0%

Vistra Corp. - Exp. 02/02/2024	11,865	2

Total Warrants (Cost $591)		518

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%	7,750	11,486

Total Convertible Preferred Securities (Cost $5,523)		11,486

PREFERRED SECURITIES 5.9%

BANKING & FINANCE 4.3%

AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)	30,000	3,248

American AgCredit Corp.
5.250% due 06/15/2026 •(g)	14,000,000	14,280

Banco Bilbao Vizcaya Argentaria S.A.
6.000% due 01/15/2026 •(g)(h)	4,600,000	6,086

Bank of America Corp.
5.125% due 06/20/2024 •(g)	14,100,000	14,964
5.875% due 03/15/2028 •(g)	61,384,000	70,137
6.250% due 09/05/2024 •(g)	5,200,000	5,723

Bank of New York Mellon Corp.
4.700% due 09/20/2025 •(g)	4,600,000	5,060

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(g)	8,000,000	7,206

CaixaBank S.A.
5.250% due 03/23/2026 •(g)(h)	4,600,000	5,699

Capital Farm Credit ACA
5.000% due 03/15/2026 •(g)	35,500,000	36,780

Charles Schwab Corp.
4.000% due 12/01/2030 •(g)	44,000,000	45,441
5.000% due 12/01/2027 •(g)	7,950,000	8,481
5.375% due 06/01/2025 •(g)	16,400,000	18,266

Citigroup, Inc.
3.875% due 02/18/2026 •(g)	33,200,000	33,989
4.000% due 12/10/2025 •(g)	16,050,000	16,671
4.700% due 01/30/2025 •(g)	14,000,000	14,341

50	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	SHARES	MARKET VALUE (000S)
5.000% due 09/12/2024 •(g)	49,800,000	$52,139
6.300% due 05/15/2024 •(g)	11,800,000	12,768

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(g)	16,000,000	16,420
5.650% due 10/06/2025 •(g)(k)	18,950,000	21,343

CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(g)	106,000	11,644
6.250% (US0003M + 4.557%) due 10/01/2022 ~(g)	25,000	2,613
6.250% due 10/01/2026 •(g)	9,300,000	10,679

Discover Financial Services
6.125% due 06/23/2025 •(g)	17,000,000	19,095

Encina Private Credit LLC «	3,793	0

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(g)	3,000,000	3,309

JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 01/30/2022 ~(g)	19,409,000	19,515
3.650% due 06/01/2026 •(g)	30,000,000	30,188
4.000% due 04/01/2025 •(g)	52,600,000	52,856
4.600% due 02/01/2025 •(g)	10,000,000	10,238
4.625% due 06/01/2026 (g)	527,000	13,913
5.000% due 08/01/2024 •(g)	52,120,000	54,433
5.150% due 05/01/2023 •(g)	9,506,000	9,791
6.100% due 10/01/2024 •(g)	2,600,000	2,827

MetLife Capital Trust
7.875% due 12/15/2067	2,000,000	2,785

Morgan Stanley
5.300% due 12/15/2025 •(g)	10,280,000	10,941
5.875% due 09/15/2026 •(g)	9,700,000	11,195

Nationwide Building Society
10.250% ~	156,400	41,304

Progressive Corp.
5.375% due 03/15/2023 •(g)	5,500,000	5,720

SBL Holdings, Inc.
7.000% due 05/13/2025 •(g)	3,550,000	3,590

Stichting AK Rabobank Certificaten
19.437% due 12/29/2049 þ(g)	14,969,500	24,981

Truist Financial Corp.
5.100% due 03/01/2030 •(g)	8,600,000	9,907

U.S. Bancorp
4.000% due 04/15/2026 (g)	52,300	1,317
5.300% due 04/15/2027 •(g)	5,500,000	6,300

Wells Fargo & Co.
3.900% due 03/15/2026 •(g)	27,500,000	28,377
4.250% due 09/15/2026 (g)	678,800	16,997

		813,557

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.6%

Energy Transfer LP
6.500% due 11/15/2026 •(g)	12,500,000	$13,048
6.750% due 05/15/2025 •(g)	16,500,000	16,913
7.600% (US0003M + 5.161%) due 05/15/2024 ~(g)	1,367,000	34,667

General Electric Co.
3.446% (US0003M + 3.330%) due 12/15/2021 ~(g)	33,400,000	32,767

Land O’ Lakes, Inc.
7.000% due 09/18/2028 (g)	4,600,000	4,892

		102,287

UTILITIES 1.0%

AT&T Mobility LLC
7.000% due 10/20/2022 «(g)(i)	6,388,322	167,797

Dominion Energy, Inc.
4.650% due 12/15/2024 •(g)	5,100,000	5,476

Sempra Energy
4.875% due 10/15/2025 •(g)	7,300,000	7,939

		181,212

Total Preferred Securities (Cost $1,041,992)		1,097,056

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

Welltower, Inc.	74,398	6,130

Total Real Estate Investment Trusts (Cost $4,200)		6,130

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (j) 0.0%
		6,643

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	51

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
0.045% due 02/17/2022 - 03/24/2022 (e)(f)(k)(o)	$6,863	$6,861

Total Short-Term Instruments (Cost $13,504)		13,504

Total Investments in Securities (Cost $20,776,721)		21,434,316

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

COMMON STOCKS 0.0%

AFFILIATED INVESTMENTS 0.0%

Stearns Holdings LLC ‘B’ «(d)(i)	889,838	1,231

Total Common Stocks (Cost $1,565)		1,231

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	10,283	$101

Total Short-Term Instruments (Cost $101)		101

Total Investments in Affiliates (Cost $1,666)		1,332

Total Investments 114.2% (Cost $20,778,387)		$21,435,648

Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $127,296)		21,089

Other Assets and Liabilities, net (14.3)%		(2,681,736)

Net Assets 100.0%		$18,775,001

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

52	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 10/20/2022	09/24/2020	$170,174	$167,797	0.89%
AWAS Aviation Capital Ltd. 4.870% due 10/07/2021	10/02/2014	9,276	9,276	0.05
Citigroup, Inc. 2.561% due 05/01/2032	04/27/2021	4,500	4,548	0.03
Deutsche Bank AG 0.898% due 05/28/2024	05/25/2021	9,500	9,494	0.05
Deutsche Bank AG 1.447% due 04/01/2025	03/30/2021	4,500	4,532	0.02
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	30,800	31,300	0.17
Deutsche Bank AG 3.035% due 05/28/2032	06/21/2021	9,477	9,495	0.05
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 01/21/2021	7,608	7,853	0.04
Export-Import Bank of India 1.152% due 03/28/2022	12/19/2019	10,580	10,632	0.06
Flourish Century 6.600% due 02/04/2022	08/25/2021	4,389	4,185	0.02
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	13,593	12,843	0.07
Oracle Corp. 2.875% due 03/25/2031	03/22/2021	6,890	7,105	0.04
Oracle Corp. 4.100% due 03/25/2061	03/24/2021 - 07/08/2021	18,092	17,711	0.09
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	7,757	0.04
Stearns Holdings LLC ‘B’	03/15/2021	1,564	1,230	0.01
Westmoreland Mining Holdings LLC	12/08/2014	1,406	0	0.00

		$308,349	$305,758	1.63%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$6,643	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(6,776)	$6,643	$6,643

Total Repurchase Agreements						$(6,776)	$6,643	$6,643

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	(0.750)%	07/02/2021	TBD	(2)	$(521)	$(521)
	(0.750)	08/16/2021	TBD	(2)	(6,093)	(6,087)
	(0.500)	09/30/2021	TBD	(2)	(2,357)	(2,357)
JML	(0.250)	10/01/2021	12/01/2021		(1,816)	(1,816)
	(0.070)	09/24/2021	11/08/2021		(2,664)	(2,664)

Total Reverse Repurchase Agreements						$(13,445)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	53

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	(0.030)%	09/23/2021	10/01/2021	$(467,751)	$(467,748)
	0.010	09/22/2021	10/06/2021	(305,915)	(305,916)
BOS	0.060	09/16/2021	10/06/2021	(174,027)	(174,032)
BPG	0.000	09/28/2021	10/05/2021	(31,129)	(31,128)
	0.040	09/30/2021	10/01/2021	(22,974)	(22,973)
	0.080	09/30/2021	10/01/2021	(2,077)	(2,077)
CSN	0.070	09/28/2021	10/05/2021	(286,819)	(286,821)
	0.080	09/28/2021	10/05/2021	(25,011)	(25,011)
GSC	0.030	09/29/2021	10/04/2021	(14,755)	(14,755)
	0.050	09/23/2021	10/04/2021	(35,527)	(35,527)
	0.060	09/23/2021	10/01/2021	(23,839)	(23,839)
	0.080	09/07/2021	10/07/2021	(267,774)	(267,789)
MSC	0.080	09/30/2021	10/04/2021	(3,773)	(3,773)
UBS	0.060	08/23/2021	10/21/2021	(505,311)	(505,344)
	0.070	08/26/2021	11/23/2021	(51,533)	(51,537)
	0.070	09/17/2021	12/08/2021	(291,654)	(291,662)

Total Sale-Buyback Transactions					$(2,509,932)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	12/01/2051	$92,000	$(91,698)	$(91,881)

Total Short Sales (0.5)%				$(91,698)	$(91,881)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$0	$0	$0	$7,236	$7,236
BRC	0	(8,965)	0	(8,965)	8,833	(132)
FICC	6,643	0	0	6,643	(6,776)	(133)
JML	0	(4,480)	0	(4,480)	5,197	717

Master Securities Forward Transaction Agreement
BCY	0	0	(773,664)	(773,664)	773,223	(441)
BOS	0	0	(174,032)	(174,032)	165,013	(9,019)
BPG	0	0	(56,178)	(56,178)	56,004	(174)
CSN	0	0	(311,832)	(311,832)	311,634	(198)
GSC	0	0	(341,910)	(341,910)	340,782	(1,128)
MSC	0	0	(3,773)	(3,773)	3,745	(28)
UBS	0	0	(848,543)	(848,543)	846,305	(2,238)

Total Borrowings and Other Financing Transactions	$6,643	$(13,445)	$(2,509,932)

54	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(2,664)	$(8,965)	$(11,629)

Total	$0	$0	$(2,664)	$(8,965)	$(11,629)

Sale-Buyback Transactions
U.S. Treasury Obligations	(516,637)	(1,650,096)	(343,199)	0	(2,509,932)

Total	$(516,637)	$(1,650,096)	$(343,199)	$0	$(2,509,932)

Total Borrowings	$(516,637)	$(1,650,096)	$(345,863)	$(8,965)	$(2,521,561)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(2,521,561)

(k)	Securities with an aggregate market value of $2,517,972 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(1,783,463) at a weighted average interest rate of 0.008%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(69) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(1,816) is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2021	1,290	$145,795	$(3,719)	$0	$(305)
U.S. Treasury 10-Year Note December Futures	12/2021	638	83,967	(1,242)	90	0

Total Futures Contracts				$(4,961)	$90	$(305)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.247%	$4,400	$(154)	$29	$(125)	$2	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	55

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Reference Entity	Fixed (Pay) Rate		Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Newell Brands, Inc.	(1.000	) %	Quarterly	06/20/2023	0.356%	$10,100	$(116)	$0	$(116)	$11	$0
Toll Brothers Finance Corp.	(1.000)		Quarterly	06/20/2024	0.700	17,700	(80)	(69)	(149)	21	0

							$(350)	$(40)	$(390)	$34	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.663%		$6,100	$1,207	$(93)	$1,114	$3	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.780		2,100	430	(16)	414	0	(1)
Airbus Group Finance BV	1.000	Quarterly	12/20/2025	0.403	EUR	2,800	64	20	84	1	0
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	0.859		$10,600	(146)	153	7	0	(2)
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	0.852		11,700	(326)	342	16	0	(5)
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.396		4,300	71	14	85	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.550		40,700	686	179	865	0	(25)
Atlantia SPA	1.000	Quarterly	12/20/2025	0.980	EUR	5,800	(262)	270	8	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.066		$28,750	271	(202)	69	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.077		36,650	499	(241)	258	0	(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.102		22,400	395	(139)	256	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.127		19,400	413	(112)	301	0	(4)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.151		10,000	264	(49)	215	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2021	0.362		20,400	36	(1)	35	1	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.491		18,400	(1)	122	121	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2023	0.617		25,900	96	84	180	0	(5)
Boeing Co.	1.000	Quarterly	12/20/2026	1.067		800	(5)	3	(2)	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2021	0.767		7,500	(5)	88	83	2	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.413	EUR	10,800	256	63	319	6	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.477		16,400	309	21	330	8	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.657		700	9	3	12	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.015		1,000	(11)	10	(1)	0	(1)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.084		15,500	(48)	(46)	(94)	0	(4)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	1.081		$8,500	534	(113)	421	0	0
DISH DBS Corp.	5.000	Quarterly	06/20/2023	1.545		400	27	(3)	24	0	(1)
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.202		10,000	64	(43)	21	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.225		7,600	85	(40)	45	0	(2)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.469		7,400	64	65	129	0	(2)

56	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ford Motor Co.	5.000%	Quarterly	12/20/2021	0.758%		$1,800	$67	$(47)	$20	$0	$0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.869		6,600	246	(38)	208	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.171		3,200	254	(39)	215	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.243		2,000	181	(13)	168	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	0.704		900	34	(24)	10	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	0.724		1,100	60	(24)	36	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.132		2,400	231	(22)	209	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.353		9,100	109	25	134	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2024	0.415		7,200	77	40	117	0	(4)
General Electric Co.	1.000	Quarterly	12/20/2024	0.458		23,900	190	235	425	0	(3)
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		8,500	58	64	122	0	(5)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		900	10	1	11	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.200		2,000	400	3	403	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.233		16,000	115	(83)	32	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.242		6,100	62	(26)	36	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.940		6,900	(53)	74	21	0	(4)
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.239		4,200	561	(107)	454	0	(1)
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.107		2,800	31	(18)	13	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.113		22,400	295	(143)	152	0	(4)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.135		2,500	42	(15)	27	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.204		2,800	61	(10)	51	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.297		5,500	138	(11)	127	0	(1)
Morgan Stanley	1.000	Quarterly	06/20/2022	0.257		5,000	54	(25)	29	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.374		9,800	223	67	290	0	(3)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.306		19,500	487	(43)	444	0	(4)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.276	EUR	34,500	(1,657)	1,369	(288)	18	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.423		29,700	(1,794)	1,338	(456)	35	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716		4,400	(419)	270	(149)	6	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.876		11,000	(1,113)	605	(508)	2	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.178		$5,900	97	(35)	62	0	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.166		6,900	59	(15)	44	0	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.834	EUR	7,000	85	8	93	0	(3)
Tesco PLC	1.000	Quarterly	12/20/2024	0.409		13,800	304	10	314	5	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.866		12,700	30	97	127	0	(12)
Tesco PLC	1.000	Quarterly	06/20/2028	0.929		9,800	21	36	57	0	(3)
Valeo SA	1.000	Quarterly	06/20/2026	1.225		2,600	(46)	15	(31)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.238		$1,800	28	(11)	17	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.534		6,200	149	1	150	1	(1)
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.192	EUR	11,200	248	(61)	187	0	(1)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.274		3,600	96	(11)	85	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.831		8,900	61	59	120	0	(2)

							$5,058	$3,835	$8,893	$88	$(118)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	57

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$	1,128	$2	$(4)	$(2)	$0	$0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025		276	26	(1)	25	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		3,100	302	(12)	290	0	(3)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		1,100	104	0	104	0	(1)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025		52,700	1,251	33	1,284	0	(7)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		1,387,600	34,039	(187)	33,852	0	(437)
CDX.IG-36 10-Year Index	1.000	Quarterly	06/20/2031		19,200	118	90	208	0	(8)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		2,408,400	58,414	(477)	57,937	0	(1,160)
CDX.IG-37 10-Year Index	1.000	Quarterly	12/20/2031		230,900	1,837	(110)	1,727	0	(183)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	583,900	18,823	(775)	18,048	72	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026		529,900	16,148	105	16,253	57	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026		164,600	5,136	(79)	5,057	14	0

						$136,200	$(1,417)	$134,783	$143	$(1,799)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	16,000	$464	$(630)	$(166)	$0	$(23)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2027		44,200	(263)	(719)	(982)	0	(90)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		152,800	253	4,334	4,587	696	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		41,100	1	3,685	3,686	614	0
Pay	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	3,546,400	(357)	(12,264)	(12,621)	0	(507)
Pay	1-Year BRL-CDI	7.900	Maturity	01/02/2024		507,400	(12)	(2,660)	(2,672)	0	(152)
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022	CAD	77,800	574	(326)	248	3	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		30,200	462	(509)	(47)	1	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		43,100	2,204	(1,901)	303	0	(27)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		$170,000	(10,482)	1,810	(8,672)	218	0
Pay	3-Month ZAR-JIBAR	5.025	Quarterly	12/04/2025	ZAR	2,750,500	343	(6,242)	(5,899)	59	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	12/17/2025		66,700	1	(179)	(178)	1	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		172,100	0	(447)	(447)	3	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		423,700	13	(1,131)	(1,118)	8	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		226,600	8	(253)	(245)	5	0
Pay	3-Month ZAR-JIBAR	5.723	Quarterly	06/08/2026		192,000	0	(185)	(185)	5	0
Pay	6-Month CLP-CHILIBOR	2.410	Semi-Annual	01/31/2025	CLP	803,900	42	(108)	(66)	1	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	98,400	(1,888)	1,622	(266)	11	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		10,300	(428)	433	5	35	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(1,027)	333	(694)	0	(25)

58	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	6-Month JPY-LIBOR	0.450%	Semi- Annual	03/20/2029	JPY 4,094,400	$(1,448)	$388	$(1,060)	$0	$(29)
Pay	28-Day MXN-TIIE	5.125	Lunar	03/24/2023	MXN 2,569,900	0	(1,827)	(1,827)	81	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023	725,800	0	(522)	(522)	23	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026	3,107,000	111	(9,450)	(9,339)	166	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026	1,231,780	(73)	(2,550)	(2,623)	62	0
Pay	28-Day MXN-TIIE	6.113	Lunar	05/11/2026	635,200	0	(1,101)	(1,101)	32	0
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP 38,600	2,980	(4,889)	(1,909)	523	0

						$(8,522)	$(35,288)	$(43,810)	$2,547	$(853)

Total Swap Agreements						$132,386	$(32,910)	$99,476	$2,812	$(2,770)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$90	$2,837	$2,927	$0	$(305)	$(2,770)	$(3,075)

(m)

Securities with an aggregate market value of $301,749 and cash of $18,100 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $25 for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	59

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2021		AUD	5,154	$		3,740	$14	$0
	10/2021		CNH	1,410			218	0	(1)
	10/2021		MXN	391,360			19,088	175	0
	10/2021	$		5,038		AUD	6,947	0	(15)
	10/2021			242		CNY	1,565	1	0
	10/2021			1,209		EUR	1,027	0	(20)
	10/2021			235,488		GBP	174,159	0	(826)
	10/2021			7,328		PEN	30,109	0	(48)
	11/2021		AUD	6,947	$		5,038	15	0
	11/2021		GBP	174,159			235,498	828	0
	11/2021	$		6,545		PLN	24,903	0	(284)
	11/2021			7,669		RUB	573,255	147	0
	12/2021		HKD	2,700	$		347	0	0
	12/2021		KRW	182,610			156	2	0
	12/2021	$		24,303		INR	1,806,257	0	(165)
	12/2021			18,968		MXN	391,360	0	(173)
	12/2021			6,382		RUB	475,999	73	0
	12/2021		ZAR	40,790	$		2,842	160	0
	02/2022	$		7,894		PLN	30,245	0	(295)
	03/2022		PEN	30,109	$		7,268	57	0
BPS	10/2021		CNH	840			130	0	(1)
	10/2021		MXN	11,128			553	14	0
	10/2021	$		28,761		CLP	22,749,950	0	(744)
	10/2021			15,539		EUR	13,128	0	(332)
	10/2021			3,960		GBP	2,891	0	(64)
	11/2021		CAD	67,553	$		53,980	650	0
	11/2021	$		13,201		MXN	266,477	0	(357)
	12/2021		HKD	172	$		22	0	0
	12/2021	$		548		MXN	11,128	0	(14)
	12/2021		ZAR	65,637	$		4,575	257	0
BRC	10/2021		GBP	179,315			245,807	4,198	0
	11/2021	$		2,731		RUB	203,874	49	0
CBK	10/2021		AUD	25,023	$		18,170	79	0
	10/2021		PEN	292,667			76,245	5,474	0
	10/2021	$		3,856		EUR	3,267	0	(71)
	10/2021			1,385		GBP	1,006	0	(29)
	10/2021			21,749		MXN	444,818	0	(274)
	10/2021			39,544		PEN	162,654	0	(204)
	10/2021			91		TRY	770	0	(5)
	11/2021		PEN	2,446	$		640	49	0
	11/2021	$		674		PLN	2,594	0	(22)
	12/2021		CNH	469	$		72	0	0
	12/2021		PEN	26,092			6,981	689	0
	12/2021	$		4,226		RUB	313,773	29	0
	12/2021		ZAR	75,856	$		5,235	247	0
	02/2022		PEN	190,733			46,806	968	0
	02/2022	$		6,072		PLN	23,222	0	(238)
	03/2022		PEN	338,299	$		81,779	699	0
	05/2022			40,031			10,399	849	0
FBF	11/2021	$		2,510		RUB	187,505	47	0
GLM	10/2021		CNH	426	$		66	0	0
	10/2021		MXN	100,017			4,968	124	0
	10/2021	$		19,341		MXN	391,360	0	(428)
	10/2021			6,196		RUB	466,933	203	0
	10/2021			748		TRY	6,311	0	(41)

60	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2021		PEN	85,181	$		22,725	$2,144	$0
	11/2021	$		1,830		GBP	1,361	4	0
	11/2021			2,873		RUB	214,284	49	0
	12/2021		CNH	471	$		72	0	0
	12/2021	$		5,109		IDR	73,536,641	0	(15)
	12/2021			10,267		RUB	763,848	92	0
	12/2021		ZAR	58,379	$		4,037	198	0
	02/2022			36,168			2,313	0	(44)
HUS	10/2021	$		94		CNH	607	0	0
	10/2021			559		MXN	11,128	0	(20)
	10/2021			1,611		RUB	121,401	53	0
	11/2021		CNH	608	$		94	0	0
	11/2021	$		19,819		COP	76,459,434	198	0
	11/2021			480		RUB	35,887	9	0
	12/2021			1,502		IDR	21,614,069	0	(5)
	12/2021		ZAR	76,478	$		5,283	254	0
	02/2022			60,337			4,171	243	0
JPM	10/2021	$		1,500		CLP	1,184,250	0	(42)
	11/2021			4,464		IDR	64,142,485	0	(6)
MYI	10/2021		BRL	414,895	$		76,276	89	0
	10/2021	$		78,765		BRL	414,895	0	(2,578)
	10/2021			146		CLP	115,501	0	(4)
	10/2021			211		CNY	1,365	1	0
	11/2021		CAD	2,529	$		1,994	0	(2)
	11/2021	$		1,140		CAD	1,438	0	(4)
	11/2021			1,461		IDR	20,996,723	0	(1)
	11/2021			12,337		PLN	46,896	0	(547)
SCX	10/2021		AUD	8,279	$		6,004	19	0
	10/2021		EUR	172,141			203,332	3,932	0
	10/2021	$		1,725		GBP	1,259	0	(29)
	10/2021			97,598		JPY	10,719,035	0	(1,286)
	10/2021			7,945		RUB	597,886	248	0
	11/2021		CAD	2,574	$		2,031	0	(1)
	11/2021		EUR	154,719			179,408	92	0
	11/2021	$		96,090		JPY	10,719,035	240	0
	12/2021		CNH	556	$		86	0	0
	12/2021		KRW	85,335			73	1	0
	12/2021		SGD	174			131	3	0
	12/2021	$		265		CNY	1,723	1	0
	12/2021			3,106		IDR	44,616,394	0	(16)
	12/2021			18,156		INR	1,346,259	0	(165)
	12/2021		ZAR	88,379	$		6,173	360	0
	02/2022		PEN	7,490			1,847	47	0
	03/2022			12,786			3,117	50	0
SSB	10/2021		BRL	414,895			78,275	2,088	0
	11/2021	$		77,907		BRL	414,895	0	(2,068)
TOR	10/2021			18,162		AUD	25,063	0	(43)
	10/2021			4,924		MXN	100,017	0	(80)
	11/2021		AUD	25,063	$		18,164	43	0
	12/2021		CNH	505			78	0	0
	12/2021	$		1,555		IDR	22,358,351	0	(6)
	01/2022		MXN	100,017	$		4,850	79	0
UAG	10/2021	$		4,667		AUD	6,446	0	(7)
	10/2021			4,875		RUB	367,402	159	0
	11/2021		AUD	6,446	$		4,667	7	0
	11/2021	$		4,525		RUB	338,816	95	0
	12/2021		ZAR	97,488	$		6,715	302	0

Total Forward Foreign Currency Contracts								$27,197	$(11,620)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	61

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	39,720	$4,524	$8,069
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	26,290	2,904	5,341

Total Purchased Options							$7,428	$13,410

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	19,500	$(88)	$(6)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	14,100	(67)	(18)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	33,000	(152)	(168)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	35,600	(41)	(15)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	36,800	(41)	(23)
BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	16,800	(71)	(5)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	21,600	(89)	(83)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	59,700	(59)	(37)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	11/17/2021	5,600	(28)	(10)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	117,500	(146)	(30)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	62,200	(72)	(71)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	10/20/2021	17,200	(81)	(10)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	5,700	(28)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	11/17/2021	10,600	(52)	(23)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	25,600	(118)	(98)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	75,400	(415)	(440)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	29,600	(169)	(204)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	32,200	(37)	(8)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	154,900	(175)	(96)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	29,800	(41)	(34)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	12,000	(54)	(4)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	20,100	(111)	(117)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	14,300	(70)	(67)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	26,300	(121)	(134)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	60,100	(52)	(38)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	9,800	(46)	(5)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	10,600	(48)	(41)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	74,300	(84)	(19)
FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	25,200	(26)	(14)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	10/20/2021	17,600	(76)	(7)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	11,000	(55)	(14)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	11,300	(45)	(43)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	11,300	(49)	(53)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	28,600	(28)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	29,600	(30)	(6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	44,600	(45)	(48)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	96,300	(101)	(96)
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	39,700	(48)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	15,800	(86)	(92)

62	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750%	11/17/2021	37,300	$(40)	$(11)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	37,600	(40)	(23)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000	11/17/2021	14,000	(56)	(13)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	48,600	(48)	(16)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	109,500	(114)	(69)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	35,600	(33)	(19)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	89,200	(114)	(115)

						$(3,590)	$(2,451)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC EUR versus CHF	CHF	1.067	12/01/2021	9,152	$(39)	$(27)
	Call - OTC EUR versus CHF		1.100	12/01/2021	9,152	(38)	(15)
UAG	Put - OTC EUR versus CHF		1.070	10/29/2021	34,953	(109)	(58)
	Call - OTC EUR versus CHF		1.098	10/29/2021	34,953	(101)	(24)

						$(287)	$(124)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200%	10/01/2021	32,500	$(94)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	10/01/2021	32,500	(94)	(186)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.195	10/04/2021	22,300	(63)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.495	10/04/2021	22,300	(63)	(145)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	119,170	(4,422)	(8,215)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.543	10/13/2021	42,100	(236)	(10)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.843	10/13/2021	42,100	(236)	(629)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.228	10/04/2021	26,500	(63)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.528	10/04/2021	26,500	(63)	(109)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.243	10/12/2021	34,400	(82)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.543	10/12/2021	34,400	(82)	(198)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.606	10/07/2021	28,600	(179)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.906	10/07/2021	28,600	(179)	(135)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.569	10/18/2021	20,300	(130)	(17)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.869	10/18/2021	20,300	(130)	(286)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	63

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.635%	10/27/2021	22,900	$(158)	$(82)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.935	10/27/2021	22,900	(157)	(258)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	78,870	(2,853)	(5,437)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.490	10/20/2021	21,600	(152)	(10)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.790	10/20/2021	21,600	(152)	(563)

							$(9,588)	$(16,284)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.531	11/03/2021	42,000	$(153)	$(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	9,000	(29)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	5,700	(16)	0
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	5,200	(7)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	12,800	(48)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	5,100	(13)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	10,000	(47)	(18)
SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.938	10/14/2021	5,700	(12)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.727	10/07/2021	5,500	(8)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.656	11/03/2021	25,000	(90)	(82)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.859	11/03/2021	15,600	(41)	(62)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.000	11/03/2021	30,850	(145)	(41)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.156	11/03/2021	25,000	(90)	(24)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.438	11/03/2021	3,000	(8)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	19,000	(53)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.859	11/03/2021	15,600	(18)	(3)

					$(778)	$(275)

Total Written Options					$(14,243)	$(19,134)

64	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	1.901%	$	7,300	$(288)	$(6)	$0	$(294)
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.249		10,000	(209)	417	208	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536		10,600	(295)	480	185	0
BPS	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.440		8,900	121	42	163	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.887		5,500	(66)	82	16	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416		23,650	(467)	783	316	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.325		1,900	(115)	111	0	(4)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.018		6,600	(379)	266	0	(113)
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.440		6,700	83	40	123	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	4.804		8,800	(264)	(678)	0	(942)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.285		500	(7)	13	6	0
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.249		9,800	(214)	418	204	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536		36,900	(896)	1,540	644	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.323		6,000	130	42	172	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.609		11,600	(87)	236	149	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368		4,300	71	18	89	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.443		1,000	(38)	24	0	(14)
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.346		3,500	52	23	75	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.409		4,900	(85)	23	0	(62)
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	1.901		7,300	(289)	(5)	0	(294)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.046		1,100	(11)	10	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.155		3,100	12	(26)	0	(14)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536		8,200	(200)	343	143	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.363		4,200	(4)	104	100	0
FBF	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.326		5,500	(49)	188	139	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536		4,100	(100)	172	72	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.326		33,500	(375)	1,222	847	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.291		400	(13)	10	0	(3)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.409		4,800	(75)	14	0	(61)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	65

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
	Indonesia Government International Bond	1.000%	Quarterly	06/20/2023	0.285%	$	1,200	$(16)	$31	$15	$0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.371		4,200	(39)	86	47	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416		3,600	(69)	117	48	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566		7,000	(58)	158	100	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	0.931		6,000	(643)	652	9	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.122		3,700	(159)	159	0	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.325		12,200	(767)	742	0	(25)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.363		4,200	(5)	105	100	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368		5,800	99	21	120	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.443		9,600	(386)	254	0	(132)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	1.227		1,400	(79)	77	0	(2)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.119		700	(24)	22	0	(2)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.291		6,500	(190)	141	0	(49)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.285		700	(9)	18	9	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416		17,900	(285)	524	239	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.505		6,650	(89)	181	92	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.325		3,700	(225)	218	0	(7)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.018		5,000	(287)	202	0	(85)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416		45,050	(819)	1,420	601	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.915		3,800	(30)	46	16	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.201		11,300	155	95	250	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.226		5,800	80	67	147	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.122		8,250	(711)	711	0	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.325		10,000	(627)	607	0	(20)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2023	2.224		2,300	(141)	80	0	(61)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.363		5,600	(1)	135	134	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.129		13,400	166	(18)	148	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.820		6,000	0	41	41	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.253		11,800	230	58	288	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566		5,800	(51)	134	83	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.790		600	(8)	13	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.016		42,500	83	(103)	0	(20)
	Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.470		6,600	(320)	451	131	0

66	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
UAG	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	0.714%	$	1,550	$(103)	$107	$4	$0

								$(9,385)	$13,458	$6,278	$(2,205)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$10,300	$1,566	$(1,436)	$130	$0
BPS	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	3,800	443	(64)	379	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,600	1,055	(921)	134	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,600	580	(22)	558	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	8,900	752	(640)	112	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	4,000	555	(318)	237	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	16,300	1,935	(311)	1,624	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(36)	47	11	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	850	85	(74)	11	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	1,200	191	(120)	71	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	29,700	3,654	(695)	2,959	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,000	594	(96)	498	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	163	39	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	106	26	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	45	37	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	68	16	0

						$11,110	$(4,268)	$6,842	$0

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$469	$469	$0

Total Swap Agreements							$1,725	$9,659	$13,589	$(2,205)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	67

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$1,472	$0	$992	$2,464	$(1,827)	$(230)	$(294)	$(2,351)	$113	$(360)	$(247)
BPS	921	8,069	874	9,864	(1,512)	(9,350)	(117)	(10,979)	(1,115)	720	(395)
BRC	4,247	0	1,462	5,709	0	(987)	(956)	(1,943)	3,766	(2,880)	886
CBK	9,083	0	835	9,918	(843)	(163)	(371)	(1,377)	8,541	(8,577)	(36)
DUB	0	0	100	100	0	(304)	0	(304)	(204)	(280)	(484)
FBF	47	0	211	258	0	(14)	0	(14)	244	0	244
GLM	2,814	0	847	3,661	(528)	(1,089)	0	(1,617)	2,044	(2,150)	(106)
GSC	0	0	0	0	0	(19)	0	(19)	(19)	124	105
GST	0	0	2,423	2,423	0	(269)	(223)	(492)	1,931	(1,910)	21
HUS	757	0	340	1,097	(25)	0	(143)	(168)	929	(690)	239
JPM	0	5,341	4,337	9,678	(48)	(5,592)	(81)	(5,721)	3,957	(3,930)	27
MYC	0	0	1,085	1,085	0	(805)	(20)	(825)	260	(1,939)	(1,679)
MYI	90	0	0	90	(3,136)	0	0	(3,136)	(3,046)	3,144	98
SAL	0	0	63	63	0	(230)	0	(230)	(167)	336	169
SCX	4,993	0	0	4,993	(1,497)	0	0	(1,497)	3,496	(2,120)	1,376
SSB	2,088	0	0	2,088	(2,068)	0	0	(2,068)	20	0	20
TOR	122	0	0	122	(129)	0	0	(129)	(7)	0	(7)
UAG	563	0	20	583	(7)	(82)	0	(89)	494	(280)	214

Total Over the Counter	$27,197	$13,410	$13,589	$54,196	$(11,620)	$(19,134)	$(2,205)	$(32,959)

(o)

Securities with an aggregate market value of $4,324 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

68	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$90	$90
Swap Agreements	0	265	0	0	2,572	2,837

	$0	$265	$0	$0	$2,662	$2,927

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,197	$0	$27,197
Purchased Options	0	0	0	0	13,410	13,410
Swap Agreements	0	13,120	0	0	469	13,589

	$0	$13,120	$0	$27,197	$13,879	$54,196

	$0	$13,385	$0	$27,197	$16,541	$57,123

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$305	$305
Swap Agreements	0	1,917	0	0	853	2,770

	$0	$1,917	$0	$0	$1,158	$3,075

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,620	$0	$11,620
Written Options	0	2,451	0	124	16,559	19,134
Swap Agreements	0	2,205	0	0	0	2,205

	$0	$4,656	$0	$11,744	$16,559	$32,959

	$0	$6,573	$0	$11,744	$17,717	$36,034

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$59	$59
Futures	0	0	0	0	7,751	7,751
Swap Agreements	0	43,860	0	0	16,845	60,705

	$0	$43,860	$0	$0	$24,655	$68,515

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,480	$0	$31,480
Purchased Options	0	0	0	0	(2,922)	(2,922)
Written Options	0	5,012	0	906	13,947	19,865
Swap Agreements	0	13,137	0	0	(152)	12,985

	$0	$18,149	$0	$32,386	$10,873	$61,408

	$0	$62,009	$0	$32,386	$35,528	$129,923

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	69

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	(3,055)	(3,055)
Swap Agreements	0	(901)	0	0	(33,246)	(34,147)

	$0	$(901)	$0	$0	$(36,300)	$(37,201)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,307	$0	$6,307
Purchased Options	0	0	0	0	(1,932)	(1,932)
Written Options	0	(1,036)	0	(146)	1,946	764
Swap Agreements	0	(8,464)	0	0	224	(8,240)

	$0	$(9,500)	$0	$6,161	$238	$(3,101)

	$0	$(10,401)	$0	$6,161	$(36,062)	$(40,302)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Loan Participations and Assignments	$0	$484,534	$117,366	$601,900
Corporate Bonds & Notes
Banking & Finance	5,753	5,939,381	7,757	5,952,891
Industrials	0	5,885,892	7,166	5,893,058
Utilities	0	1,627,168	0	1,627,168
Municipal Bonds & Notes
Florida	0	8,001	0	8,001
U.S. Government Agencies	0	118,428	2,073	120,501
U.S. Treasury Obligations	0	4,708,014	0	4,708,014
Non-Agency Mortgage-Backed Securities	0	292,238	0	292,238
Asset-Backed Securities	0	602,878	0	602,878
Sovereign Issues	0	497,739	0	497,739
Common Stocks
Consumer Discretionary	5	0	0	5
Materials	1,229	0	0	1,229
Warrants
Financials	0	0	516	516
Utilities	2	0	0	2
Convertible Preferred Securities
Banking & Finance	11,486	0	0	11,486
Preferred Securities
Banking & Finance	32,227	781,330	0	813,557
Industrials	34,667	67,620	0	102,287
Utilities	0	13,415	167,797	181,212
Real Estate Investment Trusts
Real Estate	6,130	0	0	6,130
Short-Term Instruments
Repurchase Agreements	0	6,643	0	6,643
U.S. Treasury Bills	0	6,861	0	6,861

	$91,499	$21,040,142	$302,675	$21,434,316

70	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$0	$0	$1,231	$1,231
Short-Term Instruments
Central Funds Used for Cash Management Purposes	101	0	0	101

	$101	$0	$1,231	$1,332

Total Investments	$91,600	$21,040,142	$303,906	$21,435,648

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(91,881)	$0	$(91,881)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,902	0	2,902
Over the counter	0	54,196	0	54,196

	$0	$57,098	$0	$57,098

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(305)	(2,770)	0	(3,075)
Over the counter	0	(32,959)	0	(32,959)

	$(305)	$(35,729)	$0	$(36,034)

Total Financial Derivative Instruments	$(305)	$21,369	$0	$21,064

Totals	$91,295	$20,969,630	$303,906	$21,364,831

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:

Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(1)
Investments in Securities, at Value
Loan Participations and Assignments	$59,225	$71,496	$(6,932)	$(50)	$0	$(1,276)	$6,276	$(11,373)	$117,366	$556
Corporate Bonds & Notes
Banking & Finance	7,291	0	0	0	0	466	0	0	7,757	466
Industrials	3,176	4,360	(166)	28	0	(232)	0	0	7,166	(215)
U.S. Government Agencies	2,078	0	(23)	4	8	6	0	0	2,073	5
Common Stocks
Industrials	265	0	0	0	0	(265)	0	0	0	(265)
Warrants
Financials	0	560	0	0	0	(44)	0	0	516	(44)
Preferred Securities
Utilities	170,313	0	(1,308)	0	0	(1,208)	0	0	167,797	(2,516)

	$242,348	$76,416	$(8,429)	$(18)	$8	$(2,553)	$6,276	$(11,373)	$302,675	$(2,013)

Investments in Affiliates, at Value
Common Stocks
Financials	3,951	0	(2,633)	0	0	(87)	0	0	1,231	(2,720)

Totals	$246,299	$76,416	$(11,062)	$(18)	$8	$(2,640)	$6,276	$(11,373)	$303,906	$(4,733)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	71

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

(Unaudited)

September 30, 2021

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$35,700	Waterfall Recoverability	Recovery Value	%	100.000	—
	51,552	Proxy Pricing	Base Price		99.250-100.625	100.202
	30,114	Third Party Vendor	Broker Quote		99.625-100.250	100.047
Corporate Bonds & Notes
Banking & Finance	7,757	Discounted Cash Flow	Discount Rate		4.630	—
Industrials	2,981	Discounted Cash Flow	Discount Rate		2.160	—
	4,185	Proxy Pricing	Base Price		93.000	—
U.S. Government Agencies	2,073	Proxy Pricing	Base Price		61.550	—
Warrants
Financials	516	Other Valuation Techniques(2)	—		—	—
Preferred Securities
Utilities	167,797	Current Value Model	Purchase Price	$	27.048	—

Investments in Affiliates, at Value
Common Stocks
Financials	1,231	Other Valuation Techniques(2)	—		—	—

Total	$303,906

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

72	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2021

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares of the PIMCO Investment Grade Credit Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	73

Notes to Financial Statements (Cont.)

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the

74	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	75

Notes to Financial Statements (Cont.)

by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the

76	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	77

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

78	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	79

Notes to Financial Statements (Cont.)

dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset

80	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	81

Notes to Financial Statements (Cont.)

changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Waterfall Recoverability model is based on liquidation or net asset value approaches. Typically this model would be used in distressed scenarios or when a business is worth more through the sale of individual assets than continuing as an operating business. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$298	$791,509	$(791,700)	$(6)	$0	$101	$9	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

82	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at September 30, 2021 (amounts in thousands†, except number of shares).

Security Name	Market Value at 03/31/2021	Purchases at cost	Proceeds from Sale	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2021	Dividend Income	Shares Held at 09/30/2021

Stearns Holdings LLC ‘B’	$3,951	$0	$(2,633)	$0	$(87)	$1,231	$0	889,838

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	83

Notes to Financial Statements (Cont.)

borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

84	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2021, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	85

Notes to Financial Statements (Cont.)

supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared

86	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	87

Notes to Financial Statements (Cont.)

during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and

88	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to each Fund of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	89

Notes to Financial Statements (Cont.)

recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for

90	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	91

Notes to Financial Statements (Cont.)

financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

92	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	93

Notes to Financial Statements (Cont.)

less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

94	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	95

Notes to Financial Statements (Cont.)

risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

96	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	97

Notes to Financial Statements (Cont.)

regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection

98	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	99

Notes to Financial Statements (Cont.)

Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C

0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

100	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	101

Notes to Financial Statements (Cont.)

or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2021, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $24,027.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

102	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Purchases	Sales

$350,115	$108,776

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$7,993,271	$9,021,794	$2,384,613	$968,228

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	103

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	195,452	$2,134,904	533,149	$5,802,720

I-2	112,934	1,238,212	370,571	4,049,373

I-3	1,626	17,865	5,497	60,053

Administrative Class	12,713	138,366	5,750	62,959

Class A	9,542	104,512	57,938	636,059

Class C	572	6,272	5,684	62,078

Issued as reinvestment of distributions

Institutional Class	14,542	159,392	32,550	359,119

I-2	4,864	53,295	11,877	131,034

I-3	143	1,572	344	3,792

Administrative Class	151	1,646	401	4,419

Class A	1,768	19,377	4,222	46,551

Class C	224	2,456	740	8,169

Cost of shares redeemed

Institutional Class	(228,371)	(2,498,247)	(389,330)	(4,279,868)

I-2	(127,122)	(1,390,390)	(218,210)	(2,398,547)

I-3	(2,632)	(28,736)	(6,504)	(70,903)

Administrative Class	(17,334)	(188,802)	(6,673)	(73,365)

Class A	(20,548)	(224,897)	(58,966)	(648,752)

Class C	(4,337)	(47,446)	(18,017)	(199,364)

Net increase (decrease) resulting from Fund share transactions	(45,813)	$(500,649)	331,023	$3,555,527

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

104	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2021

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2021, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$20,830,043	$1,009,869	$(380,393)	$629,476

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	105

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BOS	BofA Securities, Inc.	JML	JP Morgan Securities Plc
BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MSC	Morgan Stanley & Co. LLC.
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services LLC
CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC
CSN	Credit Suisse AG (New York)	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank, London
FBF	Credit Suisse International	SSB	State Street Bank and Trust Co.
FICC	Fixed Income Clearing Corporation	TOR	The Toronto-Dominion Bank
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford
GSC	Goldman Sachs & Co. LLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	IDR	Indonesian Rupiah
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	South Korean Won
CHF	Swiss Franc	MXN	Mexican Peso
CLP	Chilean Peso	PEN	Peruvian New Sol
CNH	Chinese Renminbi (Offshore)	PLN	Polish Zloty
CNY	Chinese Renminbi (Mainland)	RUB	Russian Ruble
COP	Colombian Peso	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish New Lira
GBP	British Pound	USD (or $)	United States Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR
CDX.EM	Credit Derivatives Index - Emerging Markets	PRIME	Daily US Prime Rate
CDX.HY	Credit Derivatives Index - High Yield	SOFRRATE	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	UKRPI	United Kingdom Retail Prices Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
CHILIBOR	Chile Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
JIBAR	Johannesburg Interbank Agreed Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate

106	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	107

Approval of Investment Advisory Contract and Other Agreements (Cont.)

regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

108	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory services provided by Gurtin to the PIMCO

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	109

Approval of Investment Advisory Contract and Other Agreements (Cont.)

California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of

110	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	111

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting,

112	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	113

Approval of Investment Advisory Contract and Other Agreements (Cont.)

of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

114	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	115

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report Cover.

PF4021SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

PIMCO Low Duration Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium

2	PIMCO LOW DURATION FUND

term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	3

Chairman’s Letter (Cont.)

several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO LOW DURATION FUND

Important Information About the PIMCO Low Duration Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to the Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	5

Important Information About the PIMCO Low Duration Fund (Cont.)

disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C and Class C-2 shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class C-2 shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that

6	PIMCO LOW DURATION FUND

have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R	Diversification Status

PIMCO Low Duration Fund	05/11/87	05/11/87	04/30/08	04/27/18	01/03/95	01/13/97	01/13/97	10/21/20	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	7

Important Information About the PIMCO Low Duration Fund (Cont.)

relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Fund is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Fund is uncertain at this time.

8	PIMCO LOW DURATION FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	9

PIMCO Low Duration Fund

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	0.09%	0.62%	2.06%	2.09%	5.16%
PIMCO Low Duration Fund I-2	0.04%	0.52%	1.96%	1.99%	5.08%
PIMCO Low Duration Fund I-3	0.02%	0.47%	1.91%	1.94%	5.01%
PIMCO Low Duration Fund Administrative Class	(0.03)%	0.37%	1.81%	1.84%	4.90%
PIMCO Low Duration Fund Class A	(0.05)%	0.33%	1.75%	1.77%	4.73%
PIMCO Low Duration Fund Class A (adjusted)	(2.30)%	(1.93)%	1.29%	1.53%	4.63%
PIMCO Low Duration Fund Class C	(0.23)%	(0.03)%	1.41%	1.44%	4.27%
PIMCO Low Duration Fund Class C (adjusted)	(1.23)%	(1.02)%	1.41%	1.44%	4.27%
PIMCO Low Duration Fund Class C-2	(0.40)%	(0.30)%	1.19%	1.23%	4.28%
PIMCO Low Duration Fund Class C-2 (adjusted)	(1.40)%	(1.30)%	1.19%	1.23%	4.28%
PIMCO Low Duration Fund Class R	(0.20)%	0.03%	1.46%	1.49%	4.46%
ICE BofAML 1-3 Year U.S. Treasury Index	0.02%	0.03%	1.63%	1.16%	4.28%
Lipper Short Investment Grade Debt Funds Average	0.57%	1.76%	2.20%	1.92%	4.32%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares, 1.00% CDSC on Class C shares and Class C-2 shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.46% for Institutional Class shares, 0.56% for I-2 shares, 0.66% for I-3 shares, 0.71% for Administrative Class shares, 0.75% for Class A shares, 1.10% for Class C shares, 1.30% for Class C-2 shares and 1.05% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO LOW DURATION FUND

Institutional Class - PTLDX	I-2 - PLDPX	I-3 - PTLNX	Administrative Class - PLDAX
Class A - PTLAX	Class C - PTLCX	Class C -2 -PLCCX	Class R - PLDRX

Allocation Breakdown as of September 30, 2021†§

Short-Term Instruments‡	51.0%
Corporate Bonds & Notes	21.8%
U.S. Government Agencies	10.5%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	5.8%
Sovereign Issues	4.2%
Other	0.1%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Holdings of investment grade corporate credit contributed to relative performance, as the asset class provided positive total returns.

»	U.S. interest rate positioning contributed to relative performance, as the curve flattened.

»	Holdings of non-agency mortgage-backed securities contributed to relative performance, as the asset class provided positive total return.
»	Overweight exposure to Peruvian duration detracted from relative performance, as Peruvian local interest rates rose.

»	Underweight exposure to long-end Japanese duration detracted from relative performance, as local interest rates fell.

»	There were no other materials detractors for this Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	11

Expense Example PIMCO Low Duration Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,000.90	$2.31	$1,000.00	$1,022.76	$2.33	0.46%
I-2	1,000.00	1,000.40	2.81	1,000.00	1,022.26	2.84	0.56
I-3	1,000.00	1,000.20	3.06	1,000.00	1,022.01	3.09	0.61
Administrative Class	1,000.00	999.70	3.56	1,000.00	1,021.51	3.60	0.71
Class A	1,000.00	999.50	3.76	1,000.00	1,021.31	3.80	0.75
Class C	1,000.00	997.70	5.51	1,000.00	1,019.55	5.57	1.10
Class C-2	1,000.00	996.00	6.50	1,000.00	1,018.55	6.58	1.30
Class R	1,000.00	998.00	5.26	1,000.00	1,019.80	5.32	1.05

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO LOW DURATION FUND

Benchmark Descriptions

Index*	Benchmark Description

ICE BofAML 1-3 Year U.S. Treasury Index	The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	13

Financial Highlights PIMCO Low Duration Fund

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2021 - 09/30/2021+	$9.93	$0.03	$(0.02)	$0.01	$(0.04)	$0.00	$0.00	$(0.04)

03/31/2021	9.73	0.10	0.24	0.34	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.76	0.30	(0.02)	0.28	(0.28)	0.00	(0.03)	(0.31)

03/31/2019	9.80	0.26	(0.04)	0.22	(0.26)	0.00	0.00	(0.26)

03/31/2018	9.85	0.17	(0.06)	0.11	(0.13)	0.00	(0.03)	(0.16)

03/31/2017	9.87	0.21	(0.02)	0.19	(0.17)	0.00	(0.04)	(0.21)

I-2

04/01/2021 - 09/30/2021+	9.93	0.03	(0.03)	0.00	(0.03)	0.00	0.00	(0.03)

03/31/2021	9.73	0.09	0.24	0.33	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.76	0.27	0.00	0.27	(0.27)	0.00	(0.03)	(0.30)

03/31/2019	9.80	0.26	(0.05)	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2018	9.85	0.16	(0.06)	0.10	(0.12)	0.00	(0.03)	(0.15)

03/31/2017	9.87	0.20	(0.02)	0.18	(0.16)	0.00	(0.04)	(0.20)

I-3

04/01/2021 - 09/30/2021+	9.93	0.03	(0.03)	0.00	(0.03)	0.00	0.00	(0.03)

03/31/2021	9.73	0.08	0.24	0.32	(0.12)	0.00	0.00	(0.12)

03/31/2020	9.76	0.28	(0.02)	0.26	(0.26)	0.00	(0.03)	(0.29)

04/27/2018 - 03/31/2019	9.76	0.29	(0.06)	0.23	(0.23)	0.00	0.00	(0.23)

Administrative Class

04/01/2021 - 09/30/2021+	9.93	0.02	(0.02)	0.00	(0.03)	0.00	0.00	(0.03)

03/31/2021	9.73	0.08	0.23	0.31	(0.11)	0.00	0.00	(0.11)

03/31/2020	9.76	0.28	(0.03)	0.25	(0.25)	0.00	(0.03)	(0.28)

03/31/2019	9.80	0.24	(0.05)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2018	9.85	0.14	(0.06)	0.08	(0.10)	0.00	(0.03)	(0.13)

03/31/2017	9.87	0.19	(0.03)	0.16	(0.14)	0.00	(0.04)	(0.18)

Class A

04/01/2021 - 09/30/2021+	9.93	0.02	(0.03)	(0.01)	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.73	0.07	0.24	0.31	(0.11)	0.00	0.00	(0.11)

03/31/2020	9.76	0.27	(0.02)	0.25	(0.25)	0.00	(0.03)	(0.28)

03/31/2019	9.80	0.23	(0.04)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2018	9.85	0.14	(0.06)	0.08	(0.10)	0.00	(0.03)	(0.13)

03/31/2017	9.87	0.18	(0.03)	0.15	(0.13)	0.00	(0.04)	(0.17)

14	PIMCO LOW DURATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.90	0.09%	$5,928,101	0.46	%*	0.46	%*	0.46	%*	0.46	%*	0.69	%*	234%

9.93	3.49	5,058,709	0.46		0.46		0.46		0.46		0.99		486

9.73	2.86	4,727,361	0.87		0.87		0.46		0.46		3.04		269

9.76	2.24	5,438,980	0.71		0.71		0.46		0.46		2.72		573

9.80	1.11	6,141,399	0.46		0.46		0.46		0.46		1.70		558

9.85	1.93	6,206,986	0.53		0.53		0.46		0.46		2.14		415

9.90	0.04	2,187,415	0.56	*	0.56	*	0.56	*	0.56	*	0.59	*	234

9.93	3.39	2,030,455	0.56		0.56		0.56		0.56		0.90		486

9.73	2.77	1,994,991	0.97		0.97		0.56		0.56		2.76		269

9.76	2.13	932,258	0.81		0.81		0.56		0.56		2.69		573

9.80	1.01	638,153	0.56		0.56		0.56		0.56		1.60		558

9.85	1.83	690,627	0.63		0.63		0.56		0.56		2.05		415

9.90	0.02	60,234	0.61	*	0.66	*	0.61	*	0.66	*	0.54	*	234

9.93	3.34	48,024	0.61		0.66		0.61		0.66		0.86		486

9.73	2.72	26,189	1.02		1.07		0.61		0.66		2.84		269

9.76	2.36	7,060	0.86	*	0.91	*	0.61	*	0.66	*	3.19	*	573

9.90	(0.03)	34,714	0.71	*	0.71	*	0.71	*	0.71	*	0.45	*	234

9.93	3.23	41,296	0.71		0.71		0.71		0.71		0.76		486

9.73	2.61	47,007	1.12		1.12		0.71		0.71		2.83		269

9.76	1.98	74,637	0.96		0.96		0.71		0.71		2.45		573

9.80	0.86	96,887	0.71		0.71		0.71		0.71		1.45		558

9.85	1.67	122,997	0.78		0.78		0.71		0.71		1.90		415

9.90	(0.05)	994,204	0.75	*	0.75	*	0.75	*	0.75	*	0.40	*	234

9.93	3.19	1,080,190	0.75		0.75		0.75		0.75		0.70		486

9.73	2.58	923,295	1.16		1.16		0.75		0.75		2.74		269

9.76	1.94	1,001,235	1.00		1.00		0.75		0.75		2.41		573

9.80	0.77	1,290,133	0.80	(e)	0.80	(e)	0.80	(e)	0.80	(e)	1.37		558

9.85	1.58	846,122	0.87		0.87		0.80		0.80		1.81		415

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	15

Financial Highlights PIMCO Low Duration Fund (Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2021 - 09/30/2021+	$9.93	$0.00	$(0.02)	$(0.02)	$(0.01)	$0.00	$0.00	$(0.01)

03/31/2021	9.73	0.04	0.23	0.27	(0.07)	0.00	0.00	(0.07)

03/31/2020	9.76	0.24	(0.02)	0.22	(0.22)	0.00	(0.03)	(0.25)

03/31/2019	9.80	0.20	(0.05)	0.15	(0.19)	0.00	0.00	(0.19)

03/31/2018	9.85	0.10	(0.05)	0.05	(0.07)	0.00	(0.03)	(0.10)

03/31/2017	9.87	0.15	(0.02)	0.13	(0.11)	0.00	(0.04)	(0.15)

Class C-2

04/01/2021 - 09/30/2021+	9.93	(0.01)	(0.03)	(0.04)	0.00	0.00	0.00	0.00

10/21/2020 - 03/31/2021	9.93	(0.00)	0.01	0.01	(0.01)	0.00	0.00	(0.01)

Class R

04/01/2021 - 09/30/2021+	9.93	0.01	(0.03)	(0.02)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.73	0.04	0.24	0.28	(0.08)	0.00	0.00	(0.08)

03/31/2020	9.76	0.24	(0.02)	0.22	(0.22)	0.00	(0.03)	(0.25)

03/31/2019	9.80	0.21	(0.05)	0.16	(0.20)	0.00	0.00	(0.20)

03/31/2018	9.85	0.11	(0.06)	0.05	(0.07)	0.00	(0.03)	(0.10)

03/31/2017	9.87	0.15	(0.02)	0.13	(0.11)	0.00	(0.04)	(0.15)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(e)	Effective March 1, 2018, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.25%.

16	PIMCO LOW DURATION FUND	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.90	(0.23	) %	$59,168	1.10	%*	1.10	%*	1.10	%*	1.10	%*	0.05	%*	234%

9.93	2.83		71,439	1.10		1.10		1.10		1.10		0.40		486

9.73	2.21		142,962	1.51		1.51		1.10		1.10		2.47		269

9.76	1.59		209,792	1.35		1.35		1.10		1.10		2.06		573

9.80	0.46		275,531	1.10		1.10		1.10		1.10		1.07		558

9.85	1.28		454,562	1.17		1.17		1.10		1.10		1.50		415

9.89	(0.40)		446	1.30	*	1.30	*	1.30	*	1.30	*	(0.15	)*	234

9.93	0.07		329	1.30	*	1.30	*	1.30	*	1.30	*	(0.07	)*	486

9.90	(0.20)		118,251	1.05	*	1.05	*	1.05	*	1.05	*	0.10	*	234

9.93	2.88		111,872	1.05		1.05		1.05		1.05		0.41		486

9.73	2.26		108,983	1.46		1.46		1.05		1.05		2.40		269

9.76	1.64		81,776	1.30		1.30		1.05		1.05		2.19		573

9.80	0.52		69,236	1.05		1.05		1.05		1.05		1.11		558

9.85	1.33		80,013	1.12		1.12		1.05		1.05		1.55		415

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	17

Statement of Assets and Liabilities PIMCO Low Duration Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$8,151,345
Investments in Affiliates	1,929,311

Financial Derivative Instruments
Exchange-traded or centrally cleared	2,732
Over the counter	32,838
Cash	440
Deposits with counterparty	22,170
Foreign currency, at value	13,225
Receivable for investments sold	354
Receivable for TBA investments sold	1,480,808
Receivable for Fund shares sold	5,892
Interest and/or dividends receivable	16,421
Dividends receivable from Affiliates	1,088
Reimbursement receivable from PIMCO	2

Total Assets	11,656,626

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$946,911

Financial Derivative Instruments
Exchange-traded or centrally cleared	1,841
Over the counter	29,848
Payable for investments purchased	204,323
Payable for investments in Affiliates purchased	1,088
Payable for TBA investments purchased	1,031,957
Deposits from counterparty	18,516
Payable for Fund shares redeemed	35,109
Distributions payable	501
Accrued investment advisory fees	1,883
Accrued supervisory and administrative fees	1,816
Accrued distribution fees	47
Accrued servicing fees	244
Other liabilities	9

Total Liabilities	2,274,093

Net Assets	$9,382,533

Net Assets Consist of:

Paid in capital	$9,695,194
Distributable earnings (accumulated loss)	(312,661)

Net Assets	$9,382,533

Cost of investments in securities	$8,122,501
Cost of investments in Affiliates	$1,916,616
Cost of foreign currency held	$13,300
Proceeds received on short sales	$946,738
Cost or premiums of financial derivative instruments, net	$37,392

* Includes repurchase agreements of:	$605,705

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO LOW DURATION FUND	See Accompanying Notes

September 30, 2021 (Unaudited)

Net Assets:

Institutional Class	$5,928,101
I-2	2,187,415
I-3	60,234
Administrative Class	34,714
Class A	994,204
Class C	59,168
Class C-2	446
Class R	118,251

Shares Issued and Outstanding:

Institutional Class	599,097
I-2	221,061
I-3	6,087
Administrative Class	3,508
Class A	100,475
Class C	5,980
Class C-2	45
Class R	11,951

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.90
I-2	9.90
I-3	9.90
Administrative Class	9.90
Class A	9.90
Class C	9.90
Class C-2	9.89
Class R	9.90

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	19

Statement of Operations PIMCO Low Duration Fund

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$43,630
Dividends from Investments in Affiliates	6,978
Total Income	50,608

Expenses:

Investment advisory fees	10,953
Supervisory and administrative fees	10,604
Distribution and/or servicing fees - Administrative Class	47
Distribution fees - Class C	97
Distribution fees - C-2	1
Distribution fees - Class R	145
Servicing fees - Class A	1,304
Servicing fees - Class C	81
Servicing fees - Class C-2	1
Servicing fees - Class R	145
Trustee fees	20
Interest expense	28
Total Expenses	23,426
Waiver and/or Reimbursement by PIMCO	(13)
Net Expenses	23,413

Net Investment Income (Loss)	27,195

Net Realized Gain (Loss):

Investments in securities	13,470
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(25,197)
Over the counter financial derivative instruments	44,654
Foreign currency	(570)

Net Realized Gain (Loss)	32,356

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(9,342)
Investments in Affiliates	(2,526)
Exchange-traded or centrally cleared financial derivative instruments	8,100
Over the counter financial derivative instruments	(53,079)
Foreign currency assets and liabilities	684

Net Change in Unrealized Appreciation (Depreciation)	(56,163)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,388

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO LOW DURATION FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Low Duration Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$27,195	$74,434
Net realized gain (loss)	32,356	172,141
Net change in unrealized appreciation (depreciation)	(56,163)	11,433

Net Increase (Decrease) in Net Assets Resulting from Operations	3,388	258,008

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(21,038)	(66,423)
I-2	(7,308)	(26,195)
I-3	(168)	(247)
Administrative Class	(101)	(516)
Class A	(2,594)	(10,991)
Class C	(48)	(935)
Class C-2	0	(0	)(a)
Class R	(115)	(848)

Total Distributions(b)	(31,372)	(106,155)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	968,203	319,673

Total Increase (Decrease) in Net Assets	940,219	471,526

Net Assets:

Beginning of period	8,442,314	7,970,788
End of period	$9,382,533	$8,442,314

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of Class C-2 was October 21, 2020.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	21

Schedule of Investments PIMCO Low Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.9%

CORPORATE BONDS & NOTES 23.4%

BANKING & FINANCE 12.8%

AIB Group PLC
4.750% due 10/12/2023	$500	$538

American Tower Corp.
3.375% due 05/15/2024	500	533

Banco Bilbao Vizcaya Argentaria S.A.
0.875% due 09/18/2023	20,600	20,729

Bank of America Corp.
0.810% due 10/24/2024 •	20,700	20,776
1.486% due 05/19/2024 •	25,300	25,682
2.881% due 04/24/2023 •	11,550	11,709
3.550% due 03/05/2024 •	5,100	5,318

Bank of Nova Scotia
0.650% due 07/31/2024	8,300	8,289

Barclays Bank PLC
7.625% due 11/21/2022 (f)	1,683	1,805

Barclays PLC
1.555% (US0003M + 1.430%) due 02/15/2023 ~	29,500	29,639
1.744% (US0003M + 1.625%) due 01/10/2023 ~	5,000	5,017
3.684% due 01/10/2023	3,500	3,531
4.610% due 02/15/2023 •	500	508

BPCE S.A.
4.000% due 09/12/2023	350	373

Brixmor Operating Partnership LP
1.176% (US0003M + 1.050%) due 02/01/2022 ~	21,300	21,348

Camden Property Trust
3.500% due 09/15/2024	200	214

CC Holdings GS LLC
3.849% due 04/15/2023	5,035	5,287

Citigroup, Inc.
0.776% due 10/30/2024 •	20,800	20,884
0.819% (US0003M + 0.690%) due 10/27/2022 ~	25,400	25,547

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •	24,300	23,982
1.106% due 02/24/2027 •	4,300	4,242

Credit Agricole S.A.
1.907% due 06/16/2026 •	17,200	17,534

Credit Suisse AG
6.500% due 08/08/2023 (f)	800	877

Credit Suisse Group AG
4.550% due 04/17/2026	7,000	7,867

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	8,095	8,361

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Danske Bank A/S
1.621% due 09/11/2026 •		$500	$500
5.000% due 01/12/2022		20,700	20,950

Deutsche Bank AG
3.300% due 11/16/2022		28,400	29,306
3.875% due 02/12/2024	GBP	5,100	7,280
3.950% due 02/27/2023		$600	627
4.250% due 10/14/2021		32,100	32,134
5.000% due 02/14/2022		21,000	21,345

Equinix, Inc.
2.625% due 11/18/2024		7,800	8,171

Equitable Financial Life Global Funding
0.800% due 08/12/2024		5,400	5,396

Federal Realty Investment Trust
3.950% due 01/15/2024		19,100	20,377

Ford Credit Canada Co.
2.766% due 06/22/2022 (g)	CAD	2,000	1,595
3.469% (CDOR03 + 3.030%) due 01/10/2022 ~(g)		10,000	7,923

Ford Motor Credit Co. LLC
1.198% (US0003M + 1.080%) due 08/03/2022 ~		$500	499
1.360% (US0003M + 1.235%) due 02/15/2023 ~		9,750	9,716
3.087% due 01/09/2023		8,700	8,839
3.096% due 05/04/2023		20,100	20,452
3.339% due 03/28/2022		6,800	6,847
3.350% due 11/01/2022		7,300	7,438
3.550% due 10/07/2022		16,300	16,635
3.810% due 01/09/2024		2,000	2,068
3.813% due 10/12/2021		5,820	5,830
4.250% due 09/20/2022		2,082	2,132
5.596% due 01/07/2022		11,148	11,295

General Motors Financial Co., Inc.
1.222% (US0003M + 1.100%) due 11/06/2021 ~		500	500
1.250% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,700	21,050
1.683% (US0003M + 1.550%) due 01/14/2022 ~		2,100	2,108
3.550% due 07/08/2022		1,200	1,229

Goldman Sachs Group, Inc.
0.881% (US0003M + 0.750%) due 02/23/2023 ~		7,000	7,057
1.295% (US0003M + 1.170%) due 05/15/2026 ~		200	205
1.721% (US0003M + 1.600%) due 11/29/2023 ~		17,700	18,220

HAT Holdings LLC
6.000% due 04/15/2025		4,000	4,185

ING Groep NV
1.130% (US0003M + 1.000%) due 10/02/2023 ~		7,700	7,819

22	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
0.653% due 09/16/2024 •		$8,000	$8,021
0.697% due 03/16/2024 •		22,260	22,329
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~		24,000	24,200
1.028% (US0003M + 0.890%) due 07/23/2024 ~		12,200	12,364
3.125% due 01/23/2025		1,800	1,914
3.797% due 07/23/2024 •		1,900	2,009

Kilroy Realty LP
3.800% due 01/15/2023		200	207

Lloyds Banking Group PLC
2.858% due 03/17/2023 •		1,100	1,112

Logicor Financing SARL
1.500% due 11/14/2022	EUR	21,000	24,691

Metropolitan Life Global Funding
0.950% due 07/02/2025		$20,500	20,266

Mitsubishi HC Capital, Inc.
3.406% due 02/28/2022		600	606

Mitsubishi UFJ Financial Group, Inc.
0.860% (US0003M + 0.740%) due 03/02/2023 ~		43,400	43,791

Mizuho Financial Group, Inc.
0.849% due 09/08/2024 •		5,700	5,720
0.906% (US0003M + 0.790%) due 03/05/2023 ~		12,500	12,614
1.425% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	21,178

Morgan Stanley
0.864% due 10/21/2025 •		$1,190	1,188
1.525% (US0003M + 1.400%) due 10/24/2023 ~		2,000	2,027

Natwest Group PLC
1.595% (US0003M + 1.470%) due 05/15/2023 ~		26,100	26,316
2.359% due 05/22/2024 •		10,800	11,085
2.500% due 03/22/2023	EUR	1,300	1,566

Nissan Motor Acceptance Co. LLC
0.779% (US0003M + 0.650%) due 07/13/2022 ~		$5,950	5,958
0.822% due 09/28/2022 •		1,900	1,904
1.050% due 03/08/2024		15,600	15,545
1.125% due 09/16/2024		4,500	4,493
2.650% due 07/13/2022		800	812

Norinchukin Bank
1.284% due 09/22/2026		19,000	18,949

NTT Finance Corp.
0.373% due 03/03/2023		21,300	21,322

OneMain Finance Corp.
6.125% due 05/15/2022		12,075	12,407

Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	3,314
3.450% due 06/02/2025		8,250	8,837

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		$1,100	$1,120

Standard Chartered PLC
0.991% due 01/12/2025 •		5,500	5,485
1.284% (US0003M + 1.150%) due 01/20/2023 ~		20,200	20,266
1.319% due 10/14/2023 •		19,900	20,029

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		23,100	23,295

Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/12/2023		13,100	13,182

Temasek Financial Ltd.
2.375% due 01/23/2023		4,500	4,609

U.S. Bancorp
1.450% due 05/12/2025		2,500	2,541

UBS AG
5.125% due 05/15/2024 (f)		6,500	7,118
7.625% due 08/17/2022 (f)		2,800	2,967

UBS Group AG
1.075% (US0003M + 0.950%) due 08/15/2023 ~		20,100	20,254
2.859% due 08/15/2023 •		20,200	20,628
3.491% due 05/23/2023		19,300	19,676
4.125% due 09/24/2025		7,700	8,511

UniCredit SpA
4.033% (US0003M + 3.900%) due 01/14/2022 ~		25,275	25,514
7.830% due 12/04/2023		49,200	56,322

Wells Fargo & Co.
1.654% due 06/02/2024 •		23,400	23,864
2.509% due 10/27/2023 (g)	CAD	12,300	9,986

			1,202,430

INDUSTRIALS 8.0%

7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~		$10,650	10,653
0.625% due 02/10/2023		13,200	13,205
0.800% due 02/10/2024		21,300	21,297

AbbVie, Inc.
3.200% due 11/06/2022		3,200	3,284

Anthem, Inc.
0.450% due 03/15/2023		28,000	28,035
2.375% due 01/15/2025		2,650	2,762
3.350% due 12/01/2024		4,800	5,148

Barry Callebaut Services NV
5.500% due 06/15/2023		2,600	2,802

Bayer U.S. Finance LLC
1.126% (US0003M + 1.010%) due 12/15/2023 ~		3,800	3,852

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	23

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Berry Global, Inc.
1.570% due 01/15/2026	$1,900	$1,902

BMW Finance NV
2.250% due 08/12/2022	28,900	29,411

BMW U.S. Capital LLC
0.800% due 04/01/2024	2,700	2,712
3.450% due 04/12/2023	1,000	1,045

Boeing Co.
1.167% due 02/04/2023	27,600	27,663
1.950% due 02/01/2024	22,500	23,032

Broadcom, Inc.
3.137% due 11/15/2035	5,004	4,997
3.469% due 04/15/2034	5,400	5,566

CenterPoint Energy Resources Corp.
0.620% (US0003M + 0.500%) due 03/02/2023 ~	16,800	16,803

Charter Communications Operating LLC
4.464% due 07/23/2022	27,700	28,407

Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	3,900	4,412

Chevron Corp.
1.554% due 05/11/2025	5,400	5,523

Cigna Corp.
1.016% (US0003M + 0.890%) due 07/15/2023 ~	2,300	2,329

Citrix Systems, Inc.
1.250% due 03/01/2026	1,300	1,279

CommonSpirit Health
1.547% due 10/01/2025	15,500	15,573

CRH America, Inc.
3.875% due 05/18/2025	2,775	3,020

DAE Funding LLC
1.625% due 02/15/2024	4,300	4,278

Daimler Finance North America LLC
0.750% due 03/01/2024	16,700	16,735
1.011% (US0003M + 0.880%) due 02/22/2022 ~	13,000	13,044
2.550% due 08/15/2022	25,100	25,593

Danone S.A.
2.947% due 11/02/2026	6,251	6,671

Dell International LLC
5.450% due 06/15/2023	500	536

Enbridge, Inc.
0.450% (SOFRRATE + 0.400%) due 02/17/2023 ~	900	903
0.625% (US0003M + 0.500%) due 02/18/2022 ~	5,300	5,310

ERAC USA Finance LLC
2.600% due 12/01/2021	700	701

Expedia Group, Inc.
3.600% due 12/15/2023	11,050	11,699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fidelity National Information Services, Inc.
0.375% due 03/01/2023	$6,400	$6,405
0.600% due 03/01/2024	12,000	11,986

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~	21,200	21,216
4.750% due 06/15/2022	400	411

General Mills, Inc.
6.410% due 10/15/2022	20,600	21,849

General Motors Co.
5.400% due 10/02/2023 (g)	15,600	17,018

Global Payments, Inc.
1.200% due 03/01/2026	3,300	3,268

Hasbro, Inc.
3.550% due 11/19/2026	5,800	6,317

Hyatt Hotels Corp.
3.120% (US0003M + 3.000%) due 09/01/2022 ~	4,800	4,806

Hyundai Capital America
0.800% due 04/03/2023	20,000	20,014
0.800% due 01/08/2024	1,500	1,494
1.000% due 09/17/2024	22,000	21,929
1.150% due 11/10/2022	24,800	24,942

IHS Markit Ltd.
5.000% due 11/01/2022	1,801	1,870

Imperial Brands Finance PLC
3.500% due 02/11/2023	500	515

International Flavors & Fragrances, Inc.
0.697% due 09/15/2022	6,900	6,922

Las Vegas Sands Corp.
3.200% due 08/08/2024	600	616

NetApp, Inc.
1.875% due 06/22/2025	5,800	5,945

Nissan Motor Co. Ltd.
3.043% due 09/15/2023	24,300	25,284

NXP BV
3.875% due 09/01/2022	2,599	2,677
4.875% due 03/01/2024	13,150	14,346

Origin Energy Finance Ltd.
5.450% due 10/14/2021	8,921	8,933

Panasonic Corp.
2.536% due 07/19/2022	18,215	18,484

Penske Truck Leasing Co. LP
1.700% due 06/15/2026	18,400	18,509

Phillips 66
0.900% due 02/15/2024	5,200	5,201

Saudi Arabian Oil Co.
2.750% due 04/16/2022	3,600	3,645

SK Hynix, Inc.
1.000% due 01/19/2024	11,200	11,148

24	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Skyworks Solutions, Inc.
0.900% due 06/01/2023		$200	$200

Southern Co.
0.600% due 02/26/2024		13,800	13,776

Southern Natural Gas Co. LLC
0.625% due 04/28/2023		8,700	8,699

Sutter Health
1.321% due 08/15/2025		3,400	3,414

Sysco Corp.
5.650% due 04/01/2025		2,500	2,876

Toyota Motor Corp.
0.681% due 03/25/2024		25,400	25,437

VMware, Inc.
2.950% due 08/21/2022		23,300	23,785

Volkswagen Group of America Finance LLC
3.125% due 05/12/2023		19,600	20,369

Volkswagen International Finance NV
0.997% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	3,500	4,207

Walt Disney Co.
1.750% due 01/13/2026		$3,800	3,901

Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024		2,000	2,151

WRKCo, Inc.
3.750% due 03/15/2025		3,600	3,898

			748,645

UTILITIES 2.6%

AES Corp.
1.375% due 01/15/2026		22,500	22,220

Atmos Energy Corp.
0.496% (US0003M + 0.380%) due 03/09/2023 ~		27,300	27,304

BG Energy Capital PLC
4.000% due 10/15/2021		2,692	2,696

British Transco International Finance BV
0.000% due 11/04/2021 (e)		3,100	3,101

Enel Finance International NV
1.375% due 07/12/2026		3,200	3,183
2.650% due 09/10/2024		11,700	12,263

Eversource Energy
0.800% due 08/15/2025		2,300	2,266

Exelon Generation Co. LLC
3.250% due 06/01/2025		6,300	6,721

Jersey Central Power & Light Co.
4.700% due 04/01/2024		1,700	1,834

Midwest Connector Capital Co. LLC
3.625% due 04/01/2022		7,300	7,387

NextEra Energy Capital Holdings, Inc.
0.401% (US0003M + 0.270%) due 02/22/2023 ~		20,800	20,802

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.950% due 09/01/2022		$15,200	$15,439
2.800% due 01/15/2023		800	823

Pacific Gas & Electric Co.
1.367% due 03/10/2023		21,100	21,031
1.500% (US0003M + 1.375%) due 11/15/2021 ~		20,700	20,709
1.598% (US0003M + 1.480%) due 06/16/2022 ~		16,500	16,507
3.250% due 06/15/2023 ^		5,600	5,755
3.400% due 08/15/2024 ^		4,100	4,256
3.750% due 02/15/2024 ^		2,900	3,026
3.850% due 11/15/2023 ^		7,600	7,920
4.250% due 08/01/2023		5,400	5,652

Southern Power Co.
0.900% due 01/15/2026		200	196

Sprint Communications, Inc.
6.000% due 11/15/2022		1,200	1,263

SSE PLC
1.250% due 04/16/2025	EUR	2,600	3,132

Telstra Corp. Ltd.
3.125% due 04/07/2025		$200	213

Verizon Communications, Inc.
2.355% due 03/15/2032		32,183	31,846

			247,545

Total Corporate Bonds & Notes (Cost $2,177,042)			2,198,620

MUNICIPAL BONDS & NOTES 0.1%

FLORIDA 0.1%

State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.258% due 07/01/2025		4,700	4,752

TEXAS 0.0%

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.229% due 11/01/2024		1,100	1,116

Total Municipal Bonds & Notes (Cost $5,800)			5,868

U.S. GOVERNMENT AGENCIES 11.3%

Fannie Mae
0.144% due 12/25/2036 •		310	309
0.206% due 06/25/2034 •		95	94
0.336% due 01/25/2037 •		5	5
0.386% due 03/25/2037 •		523	525
0.394% due 03/01/2035 •		71	71
0.436% due 03/25/2037 - 03/25/2044 •		457	460
0.446% due 03/25/2037 •		28	28

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	25

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.466% due 07/25/2037 •	$636	$642
0.486% due 06/25/2032 - 10/25/2040 •	111	113
0.536% due 12/25/2040 •	14	14
0.556% due 07/25/2037 •	8	8
0.586% due 08/25/2037 - 06/25/2039 •	192	192
0.756% due 03/25/2038 •	30	30
0.836% due 03/25/2038 - 01/25/2040 •	446	454
0.936% due 02/25/2040 •	180	184
1.000% due 01/25/2043	499	486
1.299% due 07/01/2042 - 07/01/2044 •	228	232
1.349% due 09/01/2041 •	24	25
1.499% due 10/01/2030 - 11/01/2039 •	244	248
1.547% due 03/01/2035 •	759	786
1.613% due 10/01/2034 •	180	181
1.627% due 11/01/2034 •	90	90
1.701% due 05/01/2035 •	89	89
1.804% due 01/01/2035 •	688	721
1.843% due 07/01/2035 •	454	461
1.875% due 08/01/2035 •	614	634
1.890% due 09/01/2035 •	383	384
1.931% due 05/01/2035 •	249	252
2.000% due 08/01/2035 •	180	190
2.008% due 06/01/2035 •	169	169
2.047% due 04/01/2034 •	149	148
2.095% due 11/01/2027 •	5	5
2.127% due 08/01/2029 •	145	146
2.138% due 09/01/2032 •	163	163
2.145% due 10/01/2035 •	345	351
2.191% due 03/01/2024 •	8	8
2.202% due 07/01/2035 •	83	83
2.205% due 09/01/2035 •	6	6
2.220% due 06/01/2035 •	45	45
2.242% due 12/01/2033 •	65	65
2.287% due 11/01/2035 •	7	7
2.300% due 03/01/2035 •	54	54
2.340% due 02/01/2028 •	19	19
2.420% due 04/01/2024 •	7	7
2.500% due 05/25/2028 (a)	5,970	306
2.585% due 01/01/2024 •	4	4
4.032% due 12/01/2036 •	9	10
4.250% due 05/25/2033	239	256
4.485% due 01/01/2028 •	3	3
4.929% due 09/01/2034 •	5	6
5.067% due 12/25/2042 ~	803	875
5.500% due 08/25/2034	645	728
5.964% due 10/25/2042 •(a)	14,889	2,789
6.064% due 11/25/2042 •(a)	18,213	2,468
6.500% due 07/25/2023 - 09/01/2033	1,097	1,281
6.564% due 01/25/2042 •(a)	1,797	324
7.000% due 04/01/2034	12	14
8.000% due 11/25/2023	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Housing Administration
7.430% due 10/01/2023	$1	$1

Freddie Mac
0.346% due 08/25/2031 •	617	604
0.366% due 09/25/2031 •	1,083	1,076
0.414% due 02/15/2037 •	25	25
0.424% due 02/15/2037 •	44	45
0.484% due 05/15/2037 •	9	9
0.534% due 11/15/2030 - 12/15/2031 •	24	24
0.604% due 05/15/2036 •	15	16
0.634% due 01/15/2042 •	20	21
0.650% due 10/27/2025	62,200	61,779
0.680% due 08/06/2025	32,300	32,174
0.800% due 10/28/2026	83,100	82,079
0.939% due 01/15/2038 •	2,257	2,311
1.492% due 07/25/2044 •	1,574	1,622
1.975% due 04/01/2035 •	164	164
2.000% due 03/01/2035 - 08/01/2035 •	714	731
2.055% due 07/01/2035 •	4	4
2.057% due 10/01/2035 •	509	538
2.113% due 03/01/2035 •	90	90
2.151% due 10/01/2027 •	3	3
2.204% due 05/01/2037 •	12	12
2.335% due 12/01/2022 •	2	2
2.365% due 10/01/2023 - 11/01/2023 •	5	5
2.368% due 06/01/2024 •	1	1
2.395% due 07/01/2027 •	5	5
2.497% due 01/01/2024 •	2	2
2.510% due 04/01/2035 •	224	225
2.537% due 02/01/2037 •	7	8
3.000% due 03/15/2027 - 05/15/2027 (a)	9,534	516
3.000% due 03/15/2041	36	36
3.500% due 02/01/2047 - 06/01/2047	10,563	11,416
3.801% due 08/15/2032 ~	7	7
4.000% due 01/15/2024 (a)	55	2
5.500% due 07/15/2034	424	480
5.866% due 08/15/2043 •(a)	28,720	6,964
6.000% due 12/15/2028 - 07/15/2029	21	24
6.386% due 07/15/2036 •(a)	1,178	212
6.500% due 03/15/2029 - 07/25/2043	9,142	11,019
7.000% due 01/01/2030 - 04/01/2032	8	9
7.066% due 08/15/2036 •(a)	3,404	661
7.500% due 07/15/2030	36	42
8.000% due 04/01/2022 - 12/01/2024	4	4
8.500% due 07/01/2024 - 11/01/2025	32	33
9.546% due 08/15/2044 •	7,902	10,092

26	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
0.690% due 03/20/2065 •	$8,266	$8,336
0.890% due 05/20/2066 •	3,058	3,100
0.990% due 04/20/2066 •	4,310	4,385
1.337% due 08/20/2070 •	24,144	25,527
1.875% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~	67	69
1.875% due 04/20/2027 - 05/20/2030 •	64	65
2.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	103	106
2.000% due 01/20/2027 - 02/20/2032 •	843	870
2.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2025 ~	154	156
2.125% due 12/20/2026 - 12/20/2027 •	53	53
2.250% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~	154	157
2.250% due 07/20/2027 - 07/20/2034 •	127	130
2.500% due 11/20/2026 •	2	2
4.500% due 08/20/2048	1,583	1,697

Uniform Mortgage-Backed Security
2.000% due 05/01/2036	4,211	4,342
3.500% due 02/01/2047 - 12/01/2047	213,369	232,955
4.000% due 10/01/2047 - 08/01/2048	18,172	19,778
4.500% due 05/01/2023 - 09/01/2046	1,651	1,790
5.000% due 08/01/2025 - 08/01/2040	679	749
5.500% due 01/01/2023 - 01/01/2030	3,135	3,504
6.000% due 09/01/2022 - 01/01/2039	3,373	3,874
6.500% due 02/01/2022 - 03/01/2038	463	534
8.000% due 04/01/2030 - 11/01/2031	251	294
8.500% due 04/01/2025	13	14
9.500% due 07/01/2025 - 11/01/2025	18	19

Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2036 - 11/01/2051	482,200	496,181
4.500% due 10/01/2036	50	52

Vendee Mortgage Trust
6.500% due 05/15/2029	4,755	5,366

Total U.S. Government Agencies (Cost $1,036,426)		1,057,447

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%

ABN Amro Mortgage Corp.
5.500% due 01/25/2034	$39	$40

American Home Mortgage Assets Trust
0.626% due 11/25/2035 •	585	584

American Home Mortgage Investment Trust
2.155% due 02/25/2045 •	3,215	3,242

Banc of America Alternative Loan Trust
5.500% due 10/25/2033	3,336	3,478

Banc of America Funding Trust
0.327% due 05/20/2035 •	586	589
2.606% due 02/20/2036 ~	388	393
2.778% due 05/25/2035 ~	99	102
5.500% due 09/25/2035	471	498

Banc of America Mortgage Trust
2.497% due 02/25/2035 ~	85	88
2.970% due 09/25/2035 ^~	1,712	1,703
3.436% due 05/25/2033 ~	7	8

BCAP LLC Trust
0.939% due 11/26/2046 •	166	166

Bear Stearns Adjustable Rate Mortgage Trust
2.259% due 01/25/2034 ~	7	7
2.395% due 08/25/2033 ~	243	250
2.460% due 08/25/2035 ^~	831	761
2.500% due 04/25/2033 ~	174	186
2.509% due 02/25/2033 ~	29	30
2.767% due 01/25/2035 ~	319	329
2.780% due 11/25/2030 ~	10	10
2.806% due 10/25/2036 ^~	272	268
2.832% due 02/25/2033 ~	61	58
2.906% due 08/25/2035 ^~	6,080	6,119
2.927% due 08/25/2033 ~	75	78
4.577% due 01/25/2035 ~	1	1

Bear Stearns ALT-A Trust
2.483% due 04/25/2035 ~	2,127	2,181
2.622% due 05/25/2035 ~	363	367
2.910% due 09/25/2035 ^~	1,209	939
3.266% due 09/25/2034 ~	178	199

Bear Stearns Structured Products, Inc. Trust
2.708% due 01/26/2036 ^~	2,483	2,109

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.366% due 01/25/2035 •	206	212

Citigroup Mortgage Loan Trust
2.365% due 03/25/2034 ~	294	306
2.557% due 03/25/2036 ^~	1,673	1,629

Citigroup Mortgage Loan Trust, Inc.
2.220% due 09/25/2035 •	13	14

Countrywide Alternative Loan Trust
0.486% due 06/25/2036 ^•	401	195

Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•	5,558	5,620

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	27

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.699% due 03/25/2032 ~		$353	$341
4.959% due 06/25/2032 ~		38	39

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.562% due 10/25/2033 ~		39	39

Credit Suisse Mortgage Capital Trust
3.006% due 07/25/2050 ~		29,176	29,878

CRSNT Commercial Mortgage Trust
0.910% due 04/15/2036 •		25,400	25,447

DROP Mortgage Trust
1.230% due 04/15/2026 •		21,100	21,199

EMF-NL Prime BV
0.302% due 04/17/2041 •	EUR	3,000	2,835

Eurosail PLC
0.223% due 12/10/2044 •	GBP	107	144
0.227% due 03/13/2045 •		492	658
1.017% (BP0003M + 0.950%) due 06/13/2045 ~		5,082	6,868

First Horizon Alternative Mortgage Securities Trust
2.277% due 09/25/2034 ~		$52	52
2.341% due 09/25/2035 ^~		203	199

GPMT Ltd.
1.337% due 07/16/2035 •		19,178	19,204

Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	512	590
0.252% due 06/18/2039 •		$5,556	5,490

GS Mortgage Securities Trust
2.078% due 11/10/2045 ~(a)		9,924	125

GSR Mortgage Loan Trust
2.688% due 07/25/2035 ~		624	446
2.746% due 09/25/2035 ~		1,908	1,939
2.798% due 09/25/2035 ~		22	23
2.859% due 09/25/2035 ~		266	274
6.000% due 03/25/2032		26	28

HarborView Mortgage Loan Trust
2.676% due 07/19/2035 ^~		1,872	1,602

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	71,673	97,011

Homeward Opportunities Fund Trust
1.657% due 05/25/2065 ~		$7,066	7,103

IndyMac Mortgage Loan Trust
0.506% due 05/25/2046 •		1,316	1,298

JP Morgan Chase Commercial Mortgage Securities Trust
1.685% due 05/15/2045 ~(a)		23,174	86

JP Morgan Mortgage Trust
2.306% due 07/25/2035 ~		65	66
2.599% due 04/25/2037 ^~		218	193
2.945% due 08/25/2035 ^~		1,608	1,524

LoanCore Issuer Ltd.
0.964% due 07/15/2035 •		19,049	19,064

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
2.731% due 11/21/2034 ~		$70	$71

Morgan Stanley Mortgage Loan Trust
0.346% due 04/25/2035 •		1,633	1,634
0.406% due 01/25/2035 •		323	326
2.233% due 08/25/2034 ~		164	172
5.500% due 11/25/2035		1,279	1,347

MortgageIT Trust
0.726% due 02/25/2035 •		246	248

Newgate Funding PLC
0.056% due 12/15/2050 •	EUR	1,259	1,433

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.646% due 12/25/2035 •		$2,570	2,549

PFP Ltd.
0.934% due 04/14/2038 •		25,199	25,255

Prime Mortgage Trust
0.486% due 02/25/2034 •		253	247

Ready Capital Mortgage Financing LLC
1.086% due 04/25/2038 •		26,400	26,440

Residential Mortgage Securities PLC
1.300% due 06/20/2070 •	GBP	19,866	27,043

Ripon Mortgages PLC
0.868% due 08/20/2056 •		19,910	26,875

RMAC PLC
0.767% due 06/12/2046 •		5,104	6,885

Stratton Mortgage Funding PLC
0.950% due 07/20/2060 •		28,179	38,188

Structured Adjustable Rate Mortgage Loan Trust
2.440% due 02/25/2034 ~		$21	21

Structured Asset Mortgage Investments Trust
0.346% due 03/25/2037 •		47	19
0.646% due 02/25/2036 ^•		1,579	1,527
0.747% due 09/19/2032 •		426	428
4.950% due 06/25/2029 ~		35	36

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.355% due 06/25/2033 ~		15	15

SunTrust Adjustable Rate Mortgage Loan Trust
2.394% due 01/25/2037 ^~		794	696

Thornburg Mortgage Securities Trust
2.098% due 12/25/2045 ^•		1,154	1,179
2.119% due 10/25/2045 •		6,932	6,804

Towd Point HE Trust
0.918% due 02/25/2063 ~		14,235	14,243

Towd Point Mortgage Funding
0.950% due 07/20/2045 •	GBP	43,875	59,334

Towd Point Mortgage Funding PLC
0.950% due 05/20/2045 •		42,498	57,490
1.097% due 10/20/2051 •		28,567	38,813

Trinity Square PLC
0.899% due 07/15/2059 •		19,868	26,922

28	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VMC Finance LLC
1.187% due 06/16/2036 •		$24,019	$24,065

WaMu Mortgage Pass-Through Certificates Trust
0.666% due 10/25/2045 •		38	38
0.826% due 11/25/2034 •		2,061	2,005
1.092% due 08/25/2046 •		32	33
1.492% due 06/25/2042 •		248	249
2.829% due 01/25/2036 ~		109	112
6.000% due 06/25/2034		645	685

Washington Mutual Mortgage Pass-Through Certificates Trust
2.100% due 02/25/2033 ~		4	5

Wells Fargo Commercial Mortgage Trust
1.885% due 10/15/2045 ~(a)		73,094	806

Total Non-Agency Mortgage-Backed Securities (Cost $655,961)			670,762

ASSET-BACKED SECURITIES 6.2%

A10 Bridge Asset Financing LLC
2.021% due 08/15/2040		11,683	11,749

Adams Mill CLO Ltd.
1.226% due 07/15/2026 •		88	88

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.761% due 10/25/2035 •		1,838	1,839

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.836% due 09/25/2035 •		1,179	1,181

Anchorage Capital CLO Ltd.
1.236% due 07/15/2032 •		22,000	22,001

Apidos CLO
1.090% due 07/18/2029 •		14,000	14,004

Arbor Realty Collateralized Loan Obligation Ltd.
1.184% due 05/15/2036 •		7,600	7,619

Ares CLO Ltd.
1.177% due 04/18/2031 •		23,200	23,273

Asset-Backed Securities Corp. Home Equity Loan Trust
0.604% due 06/15/2031 •		4	4

Bear Stearns Asset-Backed Securities Trust
1.086% due 10/25/2037 •		2,060	2,063
1.086% due 11/25/2042 •		234	232
1.886% due 03/25/2043 •		1,287	1,289

Black Diamond CLO Ltd.
0.860% due 01/20/2032 •	EUR	4,918	5,702

BNPP AM Euro CLO
0.600% due 04/15/2031 •		300	347

Carlyle Euro CLO DAC
0.890% due 08/15/2032 •		8,900	10,322

Carlyle Global Market Strategies Euro CLO Ltd.
0.750% due 11/15/2031 •		250	290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CARLYLE U.S. CLO Ltd.
1.134% due 04/20/2031 •	$14,000	$14,001

Catamaran CLO Ltd.
1.482% due 04/22/2030 •	6,268	6,275

Centex Home Equity Loan Trust
1.016% due 09/25/2034 •	1,345	1,343

Chesapeake Funding LLC
0.454% due 08/15/2030 •	3,758	3,760
3.230% due 08/15/2030	3,212	3,223

CIFC Funding Ltd.
1.075% due 10/24/2030 •	21,000	21,010

Countrywide Asset-Backed Certificates
0.506% due 01/25/2045 •	4,375	4,360

Countrywide Asset-Backed Certificates Trust, Inc.
0.806% due 07/25/2034 •	1,420	1,415

Countrywide Asset-Backed Certificates, Inc.
0.836% due 03/25/2034 •	455	455

Dryden Senior Loan Fund
1.026% due 10/15/2027 •	16,681	16,681
1.146% due 04/15/2029 •	24,608	24,640

Edsouth Indenture LLC
1.236% due 09/25/2040 •	3,206	3,229

Enterprise Fleet Financing LLC
3.380% due 05/20/2024	1,414	1,421

EquiFirst Mortgage Loan Trust
0.566% due 01/25/2034 •	229	223

Evergreen Credit Card Trust
1.900% due 09/16/2024	23,600	23,982

First Franklin Mortgage Loan Asset-Backed Certificates
0.911% due 05/25/2034 •	1,435	1,429

First Franklin Mortgage Loan Trust
0.761% due 06/25/2036 •	131	131

First NLC Trust
0.791% due 12/25/2035 •	648	648

Fremont Home Loan Trust
0.146% due 01/25/2037 •	196	112

Gallatin CLO Ltd.
1.184% due 01/21/2028 •	15,842	15,850

GSAMP Trust
0.156% due 12/25/2036 •	1,565	967
0.956% due 11/25/2034 •	1,762	1,757

Home Equity Asset Trust
0.646% due 08/25/2036 •	10,210	10,215

HSI Asset Securitization Corp. Trust
0.186% due 10/25/2036 •	33	17

LoanCore Issuer Ltd.
1.384% due 07/15/2036 •	13,800	13,826

Lument Finance Trust, Inc.
1.254% due 06/15/2039 •	21,000	21,026

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	29

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Educational Financing Authority
1.075% due 04/25/2038 •		$1,768	$1,775

Mid-State Trust
4.864% due 07/15/2038		144	151

Morgan Stanley ABS Capital, Inc. Trust
0.791% due 12/25/2034 •		475	473

Morgan Stanley IXIS Real Estate Capital Trust
0.136% due 11/25/2036 •		15	7

Mountain View CLO Ltd.
0.949% due 10/13/2027 •		1,175	1,177

New Century Home Equity Loan Trust
0.746% due 02/25/2036 •		2,670	2,673
0.806% due 03/25/2035 •		2,002	1,996

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.821% due 05/25/2035 •		644	645

NovaStar Mortgage Funding Trust
0.406% due 05/25/2036 •		2,895	2,870

Oaktree CLO Ltd.
1.252% due 10/20/2032 «•(b)		20,100	20,099

OCP Euro CLO DAC
0.880% due 09/22/2034 •	EUR	3,200	3,689

Option One Mortgage Loan Trust
0.821% due 08/25/2035 •		$1,135	1,137

Palmer Square CLO Ltd.
0.975% due 08/15/2026 •		3,288	3,291

Palmer Square European Loan Funding DAC
0.870% due 02/15/2030 •	EUR	12,941	15,010
1.150% due 01/15/2030 •		14,112	16,351

Palmer Square Loan Funding Ltd.
1.025% due 11/15/2026 •		$5,660	5,663
1.104% due 04/20/2027 •		457	458

RAAC Trust
0.786% due 03/25/2034 •		122	124

Renaissance Home Equity Loan Trust
0.786% due 08/25/2032 •		40	39

Saxon Asset Securities Trust
0.616% due 03/25/2035 ^•		537	527

Securitized Asset-Backed Receivables LLC Trust
0.146% due 12/25/2036 ^•		3,035	1,005
0.216% due 05/25/2037 ^•		508	445

SLC Student Loan Trust
0.226% due 03/15/2027 •		3,828	3,823

SLM Student Loan Trust
0.006% due 12/15/2033 •	EUR	827	918
0.215% due 01/26/2026 •		$314	314
0.245% due 01/25/2027 •		2,226	2,222
0.275% due 10/25/2029 •		12,770	12,724

Sound Point CLO Ltd.
1.295% due 07/20/2032 •		23,000	23,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
0.146% due 11/25/2036 •		$1,235	$507

South Carolina Student Loan Corp.
1.120% due 09/03/2024 •		788	791

SP-Static CLO Ltd.
1.538% due 07/22/2028 •		7,402	7,411

St Paul’s CLO DAC
0.850% due 04/25/2030 •	EUR	3,800	4,409

Structured Asset Investment Loan Trust
0.791% due 03/25/2034 •		$3,144	3,093
0.806% due 02/25/2035 •		623	625
0.986% due 09/25/2034 •		112	112
1.061% due 10/25/2033 •		729	730

Structured Asset Securities Corp.
0.746% due 02/25/2035 •		413	413

Telos CLO Ltd.
1.084% due 04/17/2028 •		521	521

THL Credit Wind River Clo Ltd.
1.164% due 04/15/2031 •		23,000	23,000

TICP CLO Ltd.
0.974% due 04/20/2028 •		16,478	16,491

Tikehau CLO BV
0.870% due 08/04/2034 •	EUR	2,400	2,768

Towd Point Mortgage Trust
1.086% due 05/25/2058 •		$8,136	8,206
2.900% due 10/25/2059 ~		3,809	3,954

TPG Real Estate Finance Ltd.
1.314% due 10/15/2034 •		15,200	15,210

Tralee CLO Ltd.
1.244% due 10/20/2028 •		1,402	1,404

Upstart Securitization Trust
2.684% due 01/21/2030		1,493	1,497

Venture CLO Ltd.
1.006% due 04/15/2027 •		1,229	1,230
1.154% due 04/20/2029 •		20,087	20,095
1.264% due 04/20/2032 •		22,000	21,968

Wellfleet CLO Ltd.
0.980% due 07/20/2029 •		24,614	24,615

WhiteHorse Ltd.
1.064% due 04/17/2027 •		147	147

Zais CLO Ltd.
1.276% due 04/15/2028 •		5,247	5,254

Total Asset-Backed Securities (Cost $580,412)			581,056

SOVEREIGN ISSUES 4.5%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2022 (e)	BRL	303,500	54,784
0.000% due 07/01/2022 (e)		1,723,777	297,773

30	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	51,100	$15,851
0.750% due 07/31/2022		5,400	1,685
5.500% due 01/31/2022		4,600	1,453

Peru Government International Bond
8.200% due 08/12/2026	PEN	163,500	44,520

Provincia de Buenos Aires
37.896% due 04/12/2025	ARS	28,931	134

Saudi Government International Bond
2.375% due 10/26/2021		$3,411	3,416

Total Sovereign Issues (Cost $448,995)			419,616

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		572	0

Total Common Stocks (Cost $606)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 34.3%

REPURCHASE AGREEMENTS (h) 6.5%
			605,705

ISRAEL TREASURY BILLS 0.5%
(0.017)% due 10/06/2021 - 09/07/2022 (d)(e)	ILS	167,994	52,107

U.S. TREASURY BILLS 14.8%
0.050% due 11/12/2021 - 03/31/2022 (b)(d)(e)(j)(l)		$1,386,700	1,386,465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY CASH MANAGEMENT BILLS 12.5%
0.039% due 01/18/2022 - 02/01/2022 (b)(d)(e)	$1,173,800	$1,173,699

Total Short-Term Instruments (Cost $3,217,259)		3,217,976

Total Investments in Securities (Cost $8,122,501)		8,151,345

	SHARES
INVESTMENTS IN AFFILIATES 20.5%

SHORT-TERM INSTRUMENTS 20.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.5%

PIMCO Short Asset Portfolio	145,980,580	1,462,141

PIMCO Short-Term Floating NAV Portfolio III	47,370,684	467,170

Total Short-Term Instruments (Cost $1,916,616)		1,929,311

Total Investments in Affiliates (Cost $1,916,616)		1,929,311

Total Investments 107.4% (Cost $10,039,117)		$10,080,656

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $37,392)		3,881

Other Assets and Liabilities, net (7.4)%		(702,004)

Net Assets 100.0%		$9,382,533

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	31

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Contingent convertible security.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ford Credit Canada Co.	2.766%	06/22/2022	10/19/2020	$1,510	$1,595	0.02%
Ford Credit Canada Co.	3.469	01/10/2022	10/20/2020 - 10/29/2020	7,549	7,923	0.08
General Motors Co.	5.400	10/02/2023	05/07/2020	15,590	17,018	0.18
Wells Fargo & Co.	2.509	10/27/2023	10/20/2020	9,627	9,986	0.11

				$34,276	$36,522	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.030%	09/30/2021	10/01/2021	$132,100	U.S. Treasury Notes 0.250% due 09/30/2023	$(134,816)	$132,100	$132,100
	0.040	09/28/2021	10/05/2021	200,000	U.S. Treasury Notes 2.130% due 05/15/2025	(204,179)	200,000	200,001
DEU	0.030	09/30/2021	10/01/2021	88,900	U.S. Treasury Bonds 4.375% due 02/15/2038	(90,871)	88,900	88,900
FICC	0.000	09/30/2021	10/01/2021	6,005	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	(6,125)	6,005	6,005
JPS	0.030	09/30/2021	10/01/2021	108,800	U.S. Treasury Notes 0.375% due 09/30/2027	(111,145)	108,800	108,800
SAL	0.030	09/30/2021	10/01/2021	33,200	U.S. Treasury Notes 2.125% due 12/31/2022	(34,041)	33,200	33,200
TDM	0.030	09/30/2021	10/01/2021	36,700	U.S. Treasury Bonds 1.375% due 08/15/2050	(37,562)	36,700	36,700

Total Repurchase Agreements						$(618,739)	$605,705	$605,706

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2051	$12,000	$(12,153)	$(12,033)
Uniform Mortgage-Backed Security, TBA	2.000	12/01/2051	21,000	(20,931)	(20,973)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2051	110,000	(116,317)	(116,396)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2051	15,700	(16,610)	(16,625)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2051	728,800	(780,727)	(780,884)

Total Short Sales (10.1)%				$(946,738)	$(946,911)

32	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$332,101	$0	$0	$332,101	$(338,995)	$(6,894)
DEU	88,900	0	0	88,900	(90,871)	(1,971)
FICC	6,005	0	0	6,005	(6,125)	(120)
JPS	108,800	0	0	108,800	(111,145)	(2,345)
SAL	33,200	0	0	33,200	(34,041)	(841)
TDM	36,700	0	0	36,700	(37,562)	(862)

Total Borrowings and Other Financing Transactions	$605,706	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(820) at a weighted average interest rate of (0.050%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2021	23,378	$5,144,438	$(2,844)	$913	$0
U.S. Treasury 5-Year Note December Futures	12/2021	9,842	1,208,029	(7,039)	846	0

				$(9,883)	$1,759	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2021	3,960	$(521,173)	$7,028	$0	$(557)
U.S. Treasury 30-Year Bond December Futures	12/2021	666	(106,040)	2,840	0	(83)
United Kingdom Long Gilt December Futures	12/2021	649	(109,439)	3,458	446	(79)

				$13,326	$446	$(719)

Total Futures Contracts				$3,443	$2,205	$(719)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	33

Schedule of Investments PIMCO Low Duration Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
iTraxx Crossover 35 5-Year Index	(5.000)%	Quarterly	06/20/2026	EUR 90,200	$12,733	$(353)	$12,380	$21	$(126)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$	1,400	$29	$5	$34	$0	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		42,100	923	104	1,027	0	(13)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		65,400	1,591	(18)	1,573	0	(32)
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	139,300	20,032	(664)	19,368	0	(289)

						$22,575	$(573)	$22,002	$0	$(334)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	30,500	$378	$1,046	$1,424	$113	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		23,700	(52)	2,178	2,126	354	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024	JPY	49,140,000	725	(352)	373	36	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	252,900	(2)	659	657	1	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		202,200	0	516	516	1	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		200,300	(4)	524	520	1	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		57,900	0	148	148	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		85,700	0	218	218	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		29,000	0	73	73	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		26,900	0	(51)	(51)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		662,500	(12)	(1,220)	(1,232)	0	(2)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		3,892,800	1,114	(5,410)	(4,296)	0	(10)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,109,100	(534)	(1,221)	(1,755)	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	650,000	(37)	(35)	(72)	0	(1)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		4,960,000	(127)	(3,265)	(3,392)	0	(112)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,480,000	(46)	(1,697)	(1,743)	0	(75)
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051		1,369,000	(30)	2	(28)	0	(75)
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		1,135,000	623	(104)	519	0	(61)
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051		3,082,000	0	(209)	(209)	0	(170)
Receive	6-Month JPY-LIBOR	0.565	Semi-Annual	03/19/2051		1,186,000	0	(104)	(104)	0	(65)
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051		1,095,000	0	(111)	(111)	0	(61)
Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051		485,000	0	(63)	(63)	0	(27)

							$1,996	$(8,478)	$(6,482)	$506	$(662)

Total Swap Agreements							$37,304	$(9,404)	$27,900	$527	$(1,122)

34	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,205	$527	$2,732	$0	$(719)	$(1,122)	$(1,841)

(j)

Securities with an aggregate market value of $40,946 and cash of $22,170 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2021		AUD	10,208	$		7,404	$25	$0
	10/2021	$		3,730		PEN	15,326	0	(24)
	11/2021			4,520		AUD	6,233	0	(14)
	11/2021			2,074		GBP	1,506	0	(45)
	11/2021			2		RUB	126	0	0
	12/2021		KRW	199,779	$		171	2	0
	03/2022		PEN	15,326			3,699	29	0
BPS	10/2021		MXN	3,378			166	3	0
	10/2021	$		46,638		AUD	64,162	0	(252)
	10/2021			1,031		DKK	6,435	0	(29)
	10/2021			167		MXN	3,378	0	(4)
	01/2022		MXN	3,378	$		165	4	0
BRC	11/2021	$		3,083		GBP	2,256	0	(43)
	11/2021			11		RUB	854	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	35

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BSH	10/2021		BRL	1,532,200	$		276,147	$182	$(5,391)
	10/2021	$		294,711		BRL	1,532,200	0	(13,354)
	01/2022		BRL	179,900	$		31,268	0	(1,237)
	07/2022			1,723,777			312,902	13,988	0
CBK	10/2021		AUD	19,299			14,013	61	0
	10/2021		DKK	678			107	1	0
	10/2021		ILS	2,001			605	0	(16)
	10/2021		PEN	47,176			12,502	1,097	0
	10/2021	$		7,831		PEN	31,851	0	(132)
	11/2021		EUR	8,838	$		10,402	156	0
	11/2021		ILS	92,492			28,388	0	(316)
	11/2021		NOK	1,400			158	0	(2)
	11/2021	$		1,583		EUR	1,337	0	(33)
	11/2021			1,148		GBP	849	0	(4)
	01/2022		PEN	52,244	$		14,374	1,801	0
	02/2022		ILS	14,304			4,427	0	(17)
	02/2022		PEN	85,969			21,063	403	0
	03/2022		ILS	12,305			3,713	0	(110)
	04/2022			6,000			1,834	0	(32)
	04/2022	$		107		DKK	676	0	(1)
	05/2022		PEN	31,851	$		7,790	193	0
	08/2022		ILS	5,478			1,657	0	(49)
	09/2022			54,505			16,968	0	(27)
FBF	11/2021	$		4		RUB	290	0	0
GLM	11/2021		SEK	3,235	$		374	4	0
	11/2021	$		4,654		GBP	3,388	0	(89)
	11/2021			12		RUB	897	0	0
	12/2021			28			2,059	0	0
	03/2022		ILS	11,203	$		3,410	0	(72)
	04/2022			20,998			6,396	0	(133)
HUS	11/2021	$		1,223		GBP	899	0	(11)
	11/2021			2,557		JPY	284,700	2	0
	11/2021			1		RUB	55	0	0
	01/2022		ILS	4,855	$		1,504	0	(4)
JPM	10/2021		BRL	847,200			150,024	0	(5,546)
	10/2021	$		155,752		BRL	847,200	0	(182)
	10/2021			5		RUB	344	0	0
	11/2021		ILS	5,323	$		1,644	0	(8)
	11/2021	$		2,171		GBP	1,587	0	(33)
	01/2022		BRL	123,600	$		21,622	0	(711)
MYI	10/2021		DKK	6,110			960	8	0
	11/2021		GBP	306,115			423,998	11,524	0
	11/2021	$		2,940		EUR	2,503	0	(38)
	04/2022			960		DKK	6,087	0	(8)
RBC	11/2021		JPY	510,500	$		4,635	46	0
SCX	10/2021		AUD	6,385			4,631	15	0
	10/2021	$		28		RUB	2,059	1	0
	12/2021		INR	15,057	$		200	0	(1)
	12/2021		KRW	93,359			80	1	0
	02/2022		PEN	37,356			9,213	235	0
SOG	11/2021	$		1,494		GBP	1,089	0	(26)
TOR	10/2021		AUD	22,487	$		16,296	38	0
	10/2021		CAD	25,785			20,404	46	0
	10/2021	$		20,354		CAD	25,785	4	0
	11/2021		CAD	25,785	$		20,353	0	(4)
	11/2021	$		16,298		AUD	22,488	0	(38)
UAG	10/2021		AUD	5,783	$		4,187	6	0
	11/2021		EUR	85,135			100,097	1,399	0
	11/2021	$		4,188		AUD	5,783	0	(6)
	11/2021			7		RUB	524	0	0

Total Forward Foreign Currency Contracts								$31,274	$(28,042)

36	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900%	03/10/2022	9,200	$729	$768
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	9,200	0	770

Total Purchased Options							$729	$1,538

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800%	03/10/2022	24,850	$(710)	$(902)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	24,850	0	(904)

Total Written Options							$(710)	$(1,806)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
MYC	Barclays Bank PLC	1.000%	Quarterly	12/20/2021	0.136%	EUR 9,800	$69	$(43)	$26	$0

Total Swap Agreements							$69	$(43)	$26	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$56	$0	$0	$56	$(83)	$0	$0	$(83)	$(27)	$0	$(27)
BPS	7	0	0	7	(285)	0	0	(285)	(278)	523	245
BRC	0	0	0	0	(43)	0	0	(43)	(43)	0	(43)
BSH	14,170	0	0	14,170	(19,982)	0	0	(19,982)	(5,812)	6,692	880
CBK	3,712	0	0	3,712	(739)	0	0	(739)	2,973	(2,650)	323
GLM	4	768	0	772	(294)	(902)	0	(1,196)	(424)	291	(133)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	37

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
HUS	$2	$0	$0	$2	$(15)	$0	$0	$(15)	$(13)	$0	$(13)
JPM	0	770	0	770	(6,480)	(904)	0	(7,384)	(6,614)	6,981	367
MYC	0	0	26	26	0	0	0	0	26	0	26
MYI	11,532	0	0	11,532	(46)	0	0	(46)	11,486	(12,440)	(954)
RBC	46	0	0	46	0	0	0	0	46	0	46
SCX	252	0	0	252	(1)	0	0	(1)	251	(260)	(9)
SOG	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)
TOR	88	0	0	88	(42)	0	0	(42)	46	0	46
UAG	1,405	0	0	1,405	(6)	0	0	(6)	1,399	(920)	479

Total Over the Counter	$31,274	$1,538	$26	$32,838	$(28,042)	$(1,806)	$0	$(29,848)

(l)

Securities with an aggregate market value of $14,487 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

38	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,205	$2,205
Swap Agreements	0	21	0	0	506	527

	$0	$21	$0	$0	$2,711	$2,732

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,274	$0	$31,274
Purchased Options	0	0	0	0	1,538	1,538
Swap Agreements	0	26	0	0	0	26

	$0	$26	$0	$31,274	$1,538	$32,838

	$0	$47	$0	$31,274	$4,249	$35,570

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$719	$719
Swap Agreements	0	460	0	0	662	1,122

	$0	$460	$0	$0	$1,381	$1,841

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,042	$0	$28,042
Written Options	0	0	0	0	1,806	1,806

	$0	$0	$0	$28,042	$1,806	$29,848

	$0	$460	$0	$28,042	$3,187	$31,689

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(20,062)	$(20,062)
Swap Agreements	0	2,897	0	0	(8,032)	(5,135)

	$0	$2,897	$0	$0	$(28,094)	$(25,197)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$43,943	$0	$43,943
Written Options	0	0	0	528	131	659
Swap Agreements	0	59	0	0	(7)	52

	$0	$59	$0	$44,471	$124	$44,654

	$0	$2,956	$0	$44,471	$(27,970)	$19,457

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	39

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,086	$6,086
Swap Agreements	0	(1,425)	0	0	3,439	2,014

	$0	$(1,425)	$0	$0	$9,525	$8,100

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(52,679)	$0	$(52,679)
Purchased Options	0	0	0	0	(485)	(485)
Written Options	0	0	0	(181)	314	133
Swap Agreements	0	(48)	0	0	0	(48)

	$0	$(48)	$0	$(52,860)	$(171)	$(53,079)

	$0	$(1,473)	$0	$(52,860)	$9,354	$(44,979)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,202,430	$0	$1,202,430
Industrials	0	748,645	0	748,645
Utilities	0	247,545	0	247,545
Municipal Bonds & Notes
Florida	0	4,752	0	4,752
Texas	0	1,116	0	1,116
U.S. Government Agencies	0	1,057,447	0	1,057,447
Non-Agency Mortgage-Backed Securities	0	670,762	0	670,762
Asset-Backed Securities	0	560,957	20,099	581,056
Sovereign Issues	0	419,616	0	419,616
Short-Term Instruments
Repurchase Agreements	0	605,705	0	605,705
Israel Treasury Bills	16,906	35,201	0	52,107
U.S. Treasury Bills	0	1,386,465	0	1,386,465
U.S. Treasury Cash Management Bills	0	1,173,699	0	1,173,699

	$16,906	$8,114,340	$20,099	$8,151,345

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,929,311	$0	$0	$1,929,311

Total Investments	$1,946,217	$8,114,340	$20,099	$10,080,656

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(946,911)	$0	$(946,911)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	446	2,286	0	2,732
Over the counter	0	32,838	0	32,838

	$446	$35,124	$0	$35,570

40	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(79)	$(1,762)	$0	$(1,841)
Over the counter	0	(29,848)	0	(29,848)

	$(79)	$(31,610)	$0	$(31,689)

Total Financial Derivative Instruments	$367	$3,514	$0	$3,881

Totals	$1,946,584	$7,170,943	$20,099	$9,137,626

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	41

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares of the PIMCO Low Duration Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

42	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	43

Notes to Financial Statements (Cont.)

Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed

44	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	45

Notes to Financial Statements (Cont.)

NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

46	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	47

Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

48	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	49

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$1,458,192	$6,567	$0	$0	$(2,618)	$1,462,141	$6,568	$0

50	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$425,469	$52,310	$(10,700)	$(1)	$92	$467,170	$410	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	51

Notes to Financial Statements (Cont.)

the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2021, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the

52	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	53

Notes to Financial Statements (Cont.)

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

54	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to each Fund of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	55

Notes to Financial Statements (Cont.)

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of

56	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	57

Notes to Financial Statements (Cont.)

swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to

58	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	59

Notes to Financial Statements (Cont.)

default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

60	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	61

Notes to Financial Statements (Cont.)

risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

62	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	63

Notes to Financial Statements (Cont.)

regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection

64	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	65

Notes to Financial Statements (Cont.)

Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects or changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the

66	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

“Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R

0.25%	0.21%	0.31%	0.41%(1)	0.21%	0.25%	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C, Class C-2 and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C, Class C-2 and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.30% for Class C shares, 0.50% for Class C-2 shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C, Class C-2 and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C, Class C-2 and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.30%	0.25%

Class C-2	0.50%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	67

Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being

68	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2021, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $13,125.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Purchases	Sales

$28,896	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.”

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	69

Notes to Financial Statements (Cont.)

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$10,610,421	$10,619,862	$518,786	$275,440

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares		Amount

Receipts for shares sold

Institutional Class	168,505	$1,670,216	283,782		$2,813,017

I-2	42,040	416,921	95,398		945,597

I-3	1,775	17,580	7,651		75,782

Administrative Class	316	3,132	2,233		22,136

Class A	9,254	91,804	42,977		426,186

Class C	298	2,953	2,665		26,403

Class C-2	17	170	33	(a)	330	(a)

Class R	1,759	17,444	4,033		39,981

Issued as reinvestment of distributions

Institutional Class	1,933	19,168	6,087		60,333

I-2	671	6,651	2,462		24,395

I-3	17	168	25		247

Administrative Class	10	98	52		516

Class A	238	2,364	1,010		10,008

Class C	5	47	82		814

Class C-2	0	0	0	(a)	0	(a)

Class R	12	115	86		848

70	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2021

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount

Cost of shares redeemed

Institutional Class	(80,964)	$(802,870)	(265,922)	$(2,629,898)

I-2	(26,200)	(259,807)	(98,270)	(973,993)

I-3	(543)	(5,376)	(5,528)	(54,490)

Administrative Class	(978)	(9,701)	(2,954)	(29,269)

Class A	(17,836)	(176,935)	(30,025)	(297,721)

Class C	(1,520)	(15,075)	(10,238)	(101,549)

Class C-2	(5)	(52)	0 (a)	0 (a)

Class R	(1,090)	(10,812)	(4,045)	(40,000)

Net increase (decrease) resulting from Fund share transactions	97,714	$968,203	31,594	$319,673

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of Class C-2 was October 21, 2020.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	71

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2021

As of its last fiscal year ended March 31, 2021, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$164,805	$140,587

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$ 9,131,544	$149,255	$(112,720)	$36,535

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

72	PIMCO LOW DURATION FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BOS	BofA Securities, Inc.	JPS	J.P. Morgan Securities LLC
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC
BSH	Banco Santander S.A. - New York Branch	RBC	Royal Bank of Canada
CBK	Citibank N.A.	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	SCX	Standard Chartered Bank, London
FBF	Credit Suisse International	SOG	Societe Generale Paris
FICC	Fixed Income Clearing Corporation	TDM	TD Securities (USA) LLC
GLM	Goldman Sachs Bank USA	TOR	The Toronto-Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	PEN	Peruvian New Sol
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
ILS	Israeli Shekel	USD (or $)	United States Dollar
INR	Indian Rupee

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	MAKA5DAY	Israel Gilon 5 Day
BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate
CDOR03	3 month CDN Swap Rate	SOFRRATE	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	US0003M	ICE 3-Month USD LIBOR
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	73

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information

74	PIMCO LOW DURATION FUND

(Unaudited)

regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	75

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory services provided by Gurtin to the PIMCO

76	PIMCO LOW DURATION FUND

(Unaudited)

California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer

78	PIMCO LOW DURATION FUND

(Unaudited)

Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed

80	PIMCO LOW DURATION FUND

(Unaudited)

information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

82	PIMCO LOW DURATION FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4014SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

PIMCO Real Return Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium

2	PIMCO REAL RETURN FUND

term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	3

Chairman’s Letter (Cont.)

several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO REAL RETURN FUND

Important Information About the PIMCO Real Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	5

Important Information About the PIMCO Real Return Fund (Cont.)

disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, 1-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The

6	PIMCO REAL RETURN FUND

Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status

PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/27/18	04/28/00	01/29/97	01/29/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	7

Important Information About the PIMCO Real Return Fund (Cont.)

relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of their investment strategies and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Fund is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Fund is uncertain at this time.

8	PIMCO REAL RETURN FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	9

PIMCO Real Return Fund

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Institutional Class	4.86%	5.57%	4.59%	3.27%	5.88%
PIMCO Real Return Fund I-2	4.81%	5.46%	4.49%	3.17%	5.78%
PIMCO Real Return Fund I-3	4.80%	5.42%	4.44%	3.12%	5.73%
PIMCO Real Return Fund Administrative Class	4.73%	5.30%	4.33%	3.01%	5.61%
PIMCO Real Return Fund Class A	4.65%	5.15%	4.18%	2.86%	5.44%
PIMCO Real Return Fund Class A (adjusted)	0.73%	1.20%	3.39%	2.47%	5.31%
PIMCO Real Return Fund Class C	4.39%	4.61%	3.66%	2.35%	4.91%
PIMCO Real Return Fund Class C (adjusted)	3.39%	3.61%	3.66%	2.35%	4.91%
PIMCO Real Return Fund Class R	4.52%	4.88%	3.92%	2.60%	5.16%
Bloomberg U.S. TIPS Index	5.06%	5.19%	4.34%	3.12%	5.40%
Lipper Inflation-Protected Bond Funds Average	4.25%	5.79%	3.84%	2.52%	4.52%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 01/31/1997.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.47% for Institutional Class shares, 0.57% for I-2 shares, 0.67% for I-3 shares, 0.72% for Administrative Class shares, 0.87% for Class A shares, 1.37% for Class C shares, and 1.12% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO REAL RETURN FUND

Institutional Class - PRRIX	I-2 - PRLPX	I-3 - PRNPX	Administrative Class - PARRX
Class A - PRTNX	Class C - PRTCX	Class R - PRRRX

Allocation Breakdown as of September 30, 2021†§

U.S. Treasury Obligations	75.5%
Sovereign Issues	8.6%
Asset-Backed Securities	5.6%
U.S. Government Agencies	4.2%
Corporate Bonds & Notes	3.7%
Non-Agency Mortgage-Backed Securities	1.9%
Preferred Securities	0.4%
Short-Term Instruments‡	0.1%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) contributed to absolute returns, as TIPS posted positive returns.

»

Overweight exposure to Eurozone breakeven inflation (“BEI”) spreads (or the yield differential between Eurozone nominal Treasuries and like-maturity Eurozone inflation linked bonds) contributed to relative performance, as Eurozone BEI spreads widened.

»	Exposure to non-agency residential mortgage-backed securities contributed to relative performance, as spreads tightened.
»	Underweight exposure to United Kingdom breakeven inflation spreads detracted from relative performance, as United Kingdom BEI spreads moved higher.

»	Exposure to Danish covered bonds detracted from relative performance, as spreads widened.

»	Exposure to agency mortgage-backed securities detracted from relative performance, as spreads widened during the period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	11

Expense Example PIMCO Real Return Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,048.60	$2.36	$1,000.00	$1,022.76	$2.33	0.46%
I-2	1,000.00	1,048.10	2.88	1,000.00	1,022.26	2.84	0.56
I-3	1,000.00	1,048.00	3.13	1,000.00	1,022.01	3.09	0.61
Administrative Class	1,000.00	1,047.30	3.64	1,000.00	1,021.51	3.60	0.71
Class A	1,000.00	1,046.50	4.41	1,000.00	1,020.76	4.36	0.86
Class C	1,000.00	1,043.90	6.97	1,000.00	1,018.25	6.88	1.36
Class R	1,000.00	1,045.20	5.69	1,000.00	1,019.50	5.62	1.11

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO REAL RETURN FUND

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg U.S. TIPS Index	Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	13

Financial Highlights PIMCO Real Return Fund

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2021 - 09/30/2021+	$12.06	$0.43	$0.15	$0.58	$(0.42)	$0.00	$(0.42)

03/31/2021	11.29	0.17	0.93	1.10	(0.33)	0.00	(0.33)

03/31/2020	10.91	0.29	0.32	0.61	(0.23)	0.00	(0.23)

03/31/2019	10.90	0.23	0.04	0.27	(0.26)	0.00	(0.26)

03/31/2018	11.06	0.28	(0.17)	0.11	(0.27)	0.00	(0.27)

03/31/2017	10.92	0.35	(0.05)	0.30	(0.16)	0.00	(0.16)

I-2

04/01/2021 - 09/30/2021+	12.06	0.42	0.16	0.58	(0.42)	0.00	(0.42)

03/31/2021	11.29	0.16	0.93	1.09	(0.32)	0.00	(0.32)

03/31/2020	10.91	0.28	0.32	0.60	(0.22)	0.00	(0.22)

03/31/2019	10.90	0.24	0.02	0.26	(0.25)	0.00	(0.25)

03/31/2018	11.06	0.27	(0.17)	0.10	(0.26)	0.00	(0.26)

03/31/2017	10.92	0.36	(0.07)	0.29	(0.15)	0.00	(0.15)

I-3

04/01/2021 - 09/30/2021+	12.06	0.42	0.15	0.57	(0.41)	0.00	(0.41)

03/31/2021	11.29	0.18	0.90	1.08	(0.31)	0.00	(0.31)

03/31/2020	10.91	0.42	0.17	0.59	(0.21)	0.00	(0.21)

04/27/2018-03/31/2019	10.84	0.00	0.27	0.27	(0.20)	0.00	(0.20)

Administrative Class

04/01/2021 - 09/30/2021+	12.06	0.42	0.15	0.57	(0.41)	0.00	(0.41)

03/31/2021	11.29	0.15	0.92	1.07	(0.30)	0.00	(0.30)

03/31/2020	10.91	0.26	0.32	0.58	(0.20)	0.00	(0.20)

03/31/2019	10.90	0.22	0.02	0.24	(0.23)	0.00	(0.23)

03/31/2018	11.06	0.26	(0.18)	0.08	(0.24)	0.00	(0.24)

03/31/2017	10.92	0.34	(0.07)	0.27	(0.13)	0.00	(0.13)

Class A

04/01/2021 - 09/30/2021+	12.06	0.40	0.16	0.56	(0.40)	0.00	(0.40)

03/31/2021	11.29	0.12	0.93	1.05	(0.28)	0.00	(0.28)

03/31/2020	10.91	0.24	0.32	0.56	(0.18)	0.00	(0.18)

03/31/2019	10.90	0.19	0.04	0.23	(0.22)	0.00	(0.22)

03/31/2018	11.06	0.24	(0.18)	0.06	(0.22)	0.00	(0.22)

03/31/2017	10.92	0.32	(0.06)	0.26	(0.12)	0.00	(0.12)

14	PIMCO REAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.22	4.86%	$7,511,028	0.46	%*	0.46	%*	0.45	%*	0.45	%*	6.94	%*	53%

12.06	9.75	7,164,153	0.47		0.47		0.45		0.45		1.42		225

11.29	5.61	5,522,909	0.53		0.53		0.45		0.45		2.57		314

10.91	2.54	5,517,445	0.98		0.98		0.45		0.45		2.12		254

10.90	0.97	5,897,511	0.88		0.88		0.45		0.45		2.57		165

11.06	2.77	6,244,022	0.64		0.64		0.45		0.45		3.19		168

12.22	4.81	1,456,424	0.56	*	0.56	*	0.55	*	0.55	*	6.82	*	53

12.06	9.64	1,202,563	0.57		0.57		0.55		0.55		1.34		225

11.29	5.51	935,442	0.63		0.63		0.55		0.55		2.52		314

10.91	2.44	974,012	1.08		1.08		0.55		0.55		2.26		254

10.90	0.87	1,526,955	0.98		0.98		0.55		0.55		2.47		94

11.06	2.67	1,314,546	0.74		0.74		0.55		0.55		3.21		168

12.22	4.80	41,798	0.61	*	0.66	*	0.60	*	0.65	*	6.74	*	53

12.06	9.58	27,902	0.62		0.67		0.60		0.65		1.47		225

11.29	5.46	10,697	0.68		0.73		0.60		0.65		3.82		314

10.91	2.52	547,619	1.13	*	1.18	*	0.60	*	0.65	*	(0.02	)*	254

12.22	4.73	561,531	0.71	*	0.71	*	0.70	*	0.70	*	6.77	*	53

12.06	9.47	836,823	0.72		0.72		0.70		0.70		1.24		225

11.29	5.35	294,894	0.78		0.78		0.70		0.70		2.37		314

10.91	2.28	326,112	1.23		1.23		0.70		0.70		2.02		254

10.90	0.72	467,089	1.13		1.13		0.70		0.70		2.34		94

11.06	2.51	566,810	0.89		0.89		0.70		0.70		3.05		168

12.22	4.65	1,843,978	0.86	*	0.86	*	0.85	*	0.85	*	6.52	*	53

12.06	9.31	1,794,767	0.87		0.87		0.85		0.85		0.97		225

11.29	5.19	1,840,709	0.93		0.93		0.85		0.85		2.19		314

10.91	2.13	1,925,170	1.38		1.38		0.85		0.85		1.78		254

10.90	0.57	2,270,060	1.28		1.28		0.85		0.85		2.20		94

11.06	2.36	1,735,196	1.04		1.04		0.85		0.85		2.89		168

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	15

Financial Highlights PIMCO Real Return Fund (Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Class C

04/01/2021 - 09/30/2021+	$12.06	$0.37	$0.16	$0.53	$(0.37)	$0.00	$(0.37)

03/31/2021	11.29	0.03	0.96	0.99	(0.22)	0.00	(0.22)

03/31/2020	10.91	0.22	0.29	0.51	(0.13)	0.00	(0.13)

03/31/2019	10.90	0.15	0.02	0.17	(0.16)	0.00	(0.16)

03/31/2018	11.06	0.19	(0.18)	0.01	(0.17)	0.00	(0.17)

03/31/2017	10.92	0.27	(0.07)	0.20	(0.06)	0.00	(0.06)

Class R

04/01/2021 - 09/30/2021+	12.06	0.39	0.15	0.54	(0.38)	0.00	(0.38)

03/31/2021	11.29	0.09	0.93	1.02	(0.25)	0.00	(0.25)

03/31/2020	10.91	0.22	0.32	0.54	(0.16)	0.00	(0.16)

03/31/2019	10.90	0.16	0.04	0.20	(0.19)	0.00	(0.19)

03/31/2018	11.06	0.21	(0.17)	0.04	(0.20)	0.00	(0.20)

03/31/2017	10.92	0.29	(0.06)	0.23	(0.09)	0.00	(0.09)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO REAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.22	4.39%	$96,252	1.36	%*	1.36	%*	1.35	%*	1.35	%*	6.00	%*	53%

12.06	8.75	74,017	1.37		1.37		1.35		1.35		0.21		225

11.29	4.67	137,907	1.43		1.43		1.35		1.35		1.95		314

10.91	1.62	247,192	1.88		1.88		1.35		1.35		1.36		254

10.90	0.07	365,067	1.78		1.78		1.35		1.35		1.70		94

11.06	1.85	700,614	1.54		1.54		1.35		1.35		2.39		168

12.22	4.52	249,449	1.11	*	1.11	*	1.10	*	1.10	*	6.26	*	53

12.06	9.04	241,998	1.12		1.12		1.10		1.10		0.73		225

11.29	4.93	226,195	1.18		1.18		1.10		1.10		1.96		314

10.91	1.88	241,378	1.63		1.63		1.10		1.10		1.52		254

10.90	0.32	281,230	1.53		1.53		1.10		1.10		1.93		94

11.06	2.10	316,281	1.29		1.29		1.10		1.10		2.62		168

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	17

Statement of Assets and Liabilities PIMCO Real Return Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$15,164,665
Investments in Affiliates	15,794

Financial Derivative Instruments
Exchange-traded or centrally cleared	12,848
Over the counter	63,707
Deposits with counterparty	16,230
Foreign currency, at value	31,989
Receivable for investments sold	1,111,284
Receivable for investments sold on a delayed-delivery basis	2,428
Receivable for TBA investments sold	85,916
Receivable for Fund shares sold	13,473
Interest and/or dividends receivable	32,999
Dividends receivable from Affiliates	3
Reimbursement receivable from PIMCO	2

Total Assets	16,551,338

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$3,717,142
Payable for sale-buyback transactions	203,032

Financial Derivative Instruments
Exchange-traded or centrally cleared	4,958
Over the counter	27,911
Payable for investments purchased	127,947
Payable for investments in Affiliates purchased	3
Payable for TBA investments purchased	635,121
Deposits from counterparty	40,670
Payable for Fund shares redeemed	25,032
Distributions payable	3,325
Overdraft due to custodian	7
Accrued investment advisory fees	2,546
Accrued supervisory and administrative fees	2,435
Accrued distribution fees	285
Accrued servicing fees	452
Other liabilities	12

Total Liabilities	4,790,878

Net Assets	$11,760,460

Net Assets Consist of:

Paid in capital	$11,098,654
Distributable earnings (accumulated loss)	661,806

Net Assets	$11,760,460

Cost of investments in securities	$14,279,325
Cost of investments in Affiliates	$15,792
Cost of foreign currency held	$33,894
Cost or premiums of financial derivative instruments, net	$(2,351)

* Includes repurchase agreements of:	$1,219

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN FUND	See Accompanying Notes

September 30, 2021 (Unaudited)

Net Assets:

Institutional Class	$7,511,028
I-2	1,456,424
I-3	41,798
Administrative Class	561,531
Class A	1,843,978
Class C	96,252
Class R	249,449

Shares Issued and Outstanding:

Institutional Class	614,583
I-2	119,171
I-3	3,420
Administrative Class	45,948
Class A	150,883
Class C	7,876
Class R	20,411

Net Asset Value Per Share Outstanding(a):

Institutional Class	$12.22
I-2	12.22
I-3	12.22
Administrative Class	12.22
Class A	12.22
Class C	12.22
Class R	12.22

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	19

Statement of Operations PIMCO Real Return Fund

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$451,259
Dividends	1,344
Dividends from Investments in Affiliates	20
Total Income	452,623

Expenses:

Investment advisory fees	15,282
Supervisory and administrative fees	14,551
Distribution and/or servicing fees - Administrative Class	1,246
Distribution fees - Class C	209
Distribution fees - Class R	308
Servicing fees - Class A	2,288
Servicing fees - Class C	105
Servicing fees - Class R	308
Trustee fees	26
Interest expense	663
Total Expenses	34,986
Waiver and/or Reimbursement by PIMCO	(8)
Net Expenses	34,978

Net Investment Income (Loss)	417,645

Net Realized Gain (Loss):

Investments in securities	107,209
Investments in Affiliates	50
Exchange-traded or centrally cleared financial derivative instruments	(32,483)
Over the counter financial derivative instruments	69,827
Foreign currency	4,083

Net Realized Gain (Loss)	148,686

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	54,696
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(46,541)
Over the counter financial derivative instruments	(9,102)
Foreign currency assets and liabilities	341

Net Change in Unrealized Appreciation (Depreciation)	(605)

Net Increase (Decrease) in Net Assets Resulting from Operations	$565,726

* Foreign tax withholdings	$7

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO REAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Real Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$417,645	$131,354
Net realized gain (loss)	148,686	144,095
Net change in unrealized appreciation (depreciation)	(605)	592,368

Net Increase (Decrease) in Net Assets Resulting from Operations	565,726	867,817

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(265,142)	(178,280)
I-2	(45,504)	(26,522)
I-3	(1,130)	(673)
Administrative Class	(33,476)	(15,350)
Class A	(59,180)	(41,877)
Class C	(2,496)	(1,872)
Class R	(7,661)	(5,036)

Total Distributions(a)	(414,589)	(269,610)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	267,100	1,775,263

Total Increase (Decrease) in Net Assets	418,237	2,373,470

Net Assets:

Beginning of period	11,342,223	8,968,753
End of period	$11,760,460	$11,342,223

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	21

Statement of Cash Flows PIMCO Real Return Fund

Six Months Ended September 30, 2021 (Unaudited) (Amounts in thousands†)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$565,726

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(9,148,666)
Proceeds from sales of long-term securities	8,158,189
(Purchases) Proceeds from sales of short-term portfolio investments, net	(39,996)
(Increase) decrease in deposits with counterparty	(8,091)
(Increase) decrease in receivable for investments sold	956,782
(Increase) decrease in interest and/or dividends receivable	1,859
(Increase) decrease in dividends receivable from Affiliates	3
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(85,065)
Proceeds from (Payments on) over the counter financial derivative instruments	68,406
(Increase) decrease in reimbursement receivable from PIMCO	(1)
Increase (decrease) in payable for investments purchased	(1,203,172)
Increase (decrease) in deposits from counterparty	(14,105)
Increase (decrease) in accrued investment advisory fees	154
Increase (decrease) in accrued supervisory and administrative fees	147
Increase (decrease) in accrued distribution fees	30
Increase (decrease) in accrued servicing fees	2
Proceeds from (Payments on) short sales transactions, net	(62,694)
Proceeds from (Payments on) foreign currency transactions	3,397
Increase (decrease) in other liabilities	12
Net Realized (Gain) Loss
Investments in securities	(107,209)
Investments in Affiliates	(50)
Exchange-traded or centrally cleared financial derivative instruments	32,483
Over the counter financial derivative instruments	(69,827)
Foreign currency	(4,083)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(54,696)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	46,541
Over the counter financial derivative instruments	9,102
Foreign currency assets and liabilities	(341)
Net amortization (accretion) on investments	56,124
Net Cash Provided by (Used for) Operating Activities	(899,040)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	2,559,772
Payments on shares redeemed	(2,653,775)
Increase (decrease) in overdraft due to custodian	7
Cash distributions paid*	(27,219)
Proceeds from reverse repurchase agreements	137,675,365
Payments on reverse repurchase agreements	(136,855,113)
Proceeds from sale-buyback transactions	5,576,763
Payments on sale-buyback transactions	(5,376,053)
Net Cash Received from (Used for) Financing Activities	899,747

Net Increase (Decrease) in Cash and Foreign Currency	707

Cash and Foreign Currency:

Beginning of period	31,282
End of period	$31,989
* Reinvestment of distributions	$385,836

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$665

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

22	PIMCO REAL RETURN FUND	See Accompanying Notes

Schedule of Investments PIMCO Real Return Fund

(Unaudited)

September 30, 2021

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.0%

CORPORATE BONDS & NOTES 4.7%

BANKING & FINANCE 4.6%

Aviation Capital Group LLC
2.875% due 01/20/2022		$200	$201
4.375% due 01/30/2024		100	107

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		143	141

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(d)(e)	EUR	1,400	1,740

Corp. Andina de Fomento
3.950% due 10/15/2021	MXN	144,211	6,990

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$11,550	11,930

Deutsche Bank AG
4.250% due 10/14/2021		49,600	49,654

Dexia Credit Local S.A.
2.375% due 09/20/2022		1,200	1,224

Erste Group Bank AG
8.875% due 10/15/2021 •(d)(e)	EUR	200	232

Ford Motor Credit Co. LLC
3.550% due 10/07/2022		$9,800	10,001

ING Bank NV
2.625% due 12/05/2022		14,800	15,212

Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	46,764	6,789
1.000% due 10/01/2050		363,970	53,419
1.000% due 10/01/2053		144,971	20,695
1.500% due 10/01/2053		74,972	11,225
2.500% due 10/01/2047		10	2

Lloyds Banking Group PLC
4.947% due 06/27/2025 •(d)(e)	EUR	700	890

Mitsubishi HC Capital, Inc.
3.406% due 02/28/2022		$200	202

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		10,700	10,926
4.519% due 06/25/2024 •		6,900	7,346

Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022		100	101
3.875% due 09/21/2023		100	105

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	19,188	2,780
1.000% due 10/01/2050		258,343	37,977
1.500% due 10/01/2053		171,700	25,635
2.500% due 10/01/2047		4	1

Nykredit Realkredit A/S
0.500% due 10/01/2043		138,866	20,089

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 10/01/2050	DKK	788,532	$115,651
1.500% due 10/01/2053		631,944	94,750
2.500% due 10/01/2047		25	4

Realkredit Danmark A/S
2.500% due 04/01/2047		11	2

SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		$200	203

UniCredit SpA
7.830% due 12/04/2023		37,100	42,471

			548,695

INDUSTRIALS 0.1%

AbbVie, Inc.
2.900% due 11/06/2022		200	205

Community Health Systems, Inc.
6.625% due 02/15/2025		100	105

Discovery Communications LLC
2.950% due 03/20/2023		105	108

IHS Markit Ltd.
5.000% due 11/01/2022		100	104

Imperial Brands Finance PLC
3.750% due 07/21/2022		400	408

JT International Financial Services BV
3.500% due 09/28/2023		400	424

Komatsu Finance America, Inc.
2.437% due 09/11/2022		200	204

NXP BV
3.875% due 09/01/2022		200	206

Penske Truck Leasing Co. LP
4.250% due 01/17/2023		100	105

Raytheon Technologies Corp.
3.100% due 11/15/2021		200	200

Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		200	209

Toyota Industries Corp.
3.110% due 03/12/2022		200	202

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,450	1,544

VMware, Inc.
3.900% due 08/21/2027		1,900	2,119

Volkswagen Group of America Finance LLC
4.000% due 11/12/2021		200	201

			6,344

UTILITIES 0.0%

American Transmission Systems, Inc.
5.250% due 01/15/2022		100	101

Duke Energy Corp.
2.400% due 08/15/2022		200	204

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eversource Energy
2.900% due 10/01/2024	$300	$317

Oncor Electric Delivery Co. LLC
7.000% due 09/01/2022	200	212

Petrobras Global Finance BV
5.093% due 01/15/2030	1,229	1,301

Progress Energy, Inc.
3.150% due 04/01/2022	100	101

Tampa Electric Co.
2.600% due 09/15/2022	200	203

		2,439

Total Corporate Bonds & Notes (Cost $574,631)		557,478

U.S. GOVERNMENT AGENCIES 5.4%

Fannie Mae
0.136% due 07/25/2037 •	178	175
0.144% due 12/25/2036 •	50	49
0.201% due 03/25/2036 •	64	64
0.436% due 07/25/2037 - 05/25/2042 •	113	113
0.526% due 05/25/2036 •	26	26
0.531% due 02/25/2037 •	155	157
1.298% due 06/01/2043 •	17	17
1.299% due 09/01/2044 - 10/01/2044 •	401	409
1.467% due 04/01/2032 •	13	14
1.712% due 04/01/2027 •	9	9
1.900% due 02/01/2032 •	4	4
1.931% due 05/01/2035 •	35	35
1.946% due 05/25/2035 ~	7	7
2.000% due 04/01/2033 •	95	99
2.381% due 02/01/2034 •	12	12
2.465% due 11/01/2033 •	16	16
2.485% due 04/01/2035 •	46	46
2.518% due 10/01/2033 •	2	2
4.032% due 12/01/2036 •	14	15
4.929% due 09/01/2034 •	6	7
6.500% due 06/25/2028	15	17

Freddie Mac
0.346% due 08/25/2031 •	102	100
0.354% due 01/15/2037 •	4	4
0.366% due 09/25/2031 •	256	254
1.299% due 02/25/2045 •	394	397
1.492% due 07/25/2044 •	81	83
1.792% due 09/01/2036 •	25	26
1.975% due 07/01/2036 •	47	49
1.994% due 10/01/2036 •	26	26
2.105% due 06/01/2033 •	80	82
2.338% due 01/01/2034 •	150	151
2.429% due 01/01/2034 •	84	85
6.500% due 01/25/2028	6	6
7.000% due 10/15/2030	15	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
0.382% due 08/20/2068 •	$12,428	$12,300
0.908% due 01/20/2060 •	10,693	10,798
2.125% due 12/20/2035 •	213	223
2.250% due 07/20/2035 •	7	7

Uniform Mortgage-Backed Security
4.000% due 08/01/2038 - 09/01/2049	50,599	54,518

Uniform Mortgage-Backed Security, TBA
3.500% due 12/01/2051	19,780	20,945
4.000% due 10/01/2051 - 11/01/2051	493,330	528,625

Total U.S. Government Agencies (Cost $628,090)		629,989

U.S. TREASURY OBLIGATIONS 97.5%

U.S. Treasury Bonds
1.625% due 11/15/2050 (h)	13,790	12,393

U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (j)(l)	42,811	43,124
0.125% due 04/15/2022	537,999	545,538
0.125% due 07/15/2022	143,247	146,709
0.125% due 01/15/2023	229,191	236,972
0.125% due 07/15/2024	156,915	167,566
0.125% due 10/15/2024	277,093	296,515
0.125% due 04/15/2025 (j)	194,759	209,007
0.125% due 10/15/2025	83,633	90,529
0.125% due 04/15/2026 (h)	187,645	203,221
0.125% due 07/15/2026	95,330	104,041
0.125% due 01/15/2030 (h)	335,042	368,367
0.125% due 07/15/2030	148,174	163,544
0.125% due 01/15/2031 (h)	364,919	400,857
0.125% due 07/15/2031 (h)	525,121	578,780
0.125% due 02/15/2051 (l)	95,245	104,621
0.250% due 01/15/2025 (j)(l)	209,398	225,039
0.250% due 07/15/2029 (h)	286,553	319,027
0.250% due 02/15/2050	76,709	86,597
0.375% due 07/15/2023	192,864	203,222
0.375% due 07/15/2025 (j)	56,718	61,912
0.375% due 01/15/2027	231,812	256,055
0.375% due 07/15/2027	214,290	238,510
0.500% due 04/15/2024	404,848	432,460
0.500% due 01/15/2028 (h)	406,423	455,283
0.625% due 04/15/2023 (h)(j)	403,135	421,888
0.625% due 01/15/2024	329,105	351,208
0.625% due 01/15/2026	293,807	324,417
0.625% due 02/15/2043	61,880	73,832
0.750% due 07/15/2028	255,025	292,182
0.750% due 02/15/2042	210,245	256,434
0.750% due 02/15/2045	133,175	164,052
0.875% due 01/15/2029	197,387	228,214
0.875% due 02/15/2047	148,029	190,022
1.000% due 02/15/2046	211,157	275,383

24	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 02/15/2048	$55,898	$74,294
1.000% due 02/15/2049	38,302	51,412
1.375% due 02/15/2044 (h)	419,688	577,110
1.750% due 01/15/2028	283,723	341,587
2.000% due 01/15/2026	141,261	164,800
2.125% due 02/15/2040	117,046	174,408
2.125% due 02/15/2041	110,650	166,807
2.375% due 01/15/2025	218,483	250,873
2.375% due 01/15/2027 (h)(l)	2,337	2,844
2.500% due 01/15/2029	152,404	195,326
3.375% due 04/15/2032 (h)(l)	11,995	17,566
3.625% due 04/15/2028 (h)	410,883	549,638
3.875% due 04/15/2029	237,599	331,623

U.S. Treasury Notes
1.750% due 12/31/2024 (l)	38,020	39,456

Total U.S. Treasury Obligations (Cost $10,613,279)		11,465,265

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

Adjustable Rate Mortgage Trust
2.612% due 10/25/2035 ^~	221	218
2.835% due 08/25/2035 ~	143	143

Alliance Bancorp Trust
0.326% due 07/25/2037 •	4,028	3,873

American Home Mortgage Assets Trust
0.296% due 10/25/2046 •	5,106	3,315
0.466% due 05/25/2046 ^•	320	290

American Home Mortgage Investment Trust
1.655% due 09/25/2045 •	80	80

AREIT Trust
2.784% due 04/15/2037 •	8,604	8,659

Banc of America Funding Trust
3.162% due 01/20/2047 ~	3,508	3,459
3.411% due 01/20/2047 ^~	128	124
5.753% due 10/25/2036 ^þ	124	123
5.888% due 04/25/2037 ^þ	90	92
6.337% due 01/25/2037 ^þ	107	107

Banc of America Mortgage Trust
2.570% due 11/25/2035 ^~	331	321
2.685% due 07/25/2035 ^~	175	176
2.967% due 12/25/2034 ~	131	146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bancorp Commercial Mortgage Trust
1.214% due 09/15/2036 •	$3,074	$3,076

BCAP LLC Trust
0.426% due 01/25/2037 ^•	975	972
2.927% due 04/26/2036 ~	1,750	1,575

Bear Stearns Adjustable Rate Mortgage Trust
2.259% due 01/25/2034 ~	114	117
2.536% due 01/25/2034 ~	368	382
2.699% due 10/25/2035 ~	271	280
2.727% due 11/25/2034 ~	44	45
2.780% due 11/25/2030 ~	48	48
2.929% due 02/25/2034 ~	292	298
2.970% due 07/25/2036 ^~	573	564
3.105% due 02/25/2036 ^~	120	120
3.151% due 05/25/2047 ^~	564	564

Bear Stearns ALT-A Trust
2.622% due 05/25/2035 ~	27	27
2.706% due 08/25/2036 ^~	274	205
2.910% due 09/25/2035 ^~	46	36
3.081% due 11/25/2036 ~	690	522
3.089% due 09/25/2047 ^~	3,275	2,181
3.094% due 08/25/2036 ^~	422	360

Chase Mortgage Finance Trust
2.368% due 02/25/2037 ~	21	21
2.781% due 02/25/2037 ~	36	38
2.861% due 12/25/2035 ^~	192	184

ChaseFlex Trust
0.586% due 06/25/2035 •	200	71

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.266% due 07/25/2036 •	229	225

CIM Trust
1.086% due 02/25/2049 •	386	386

Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033	213	217

Citigroup Mortgage Loan Trust
2.365% due 03/25/2034 ~	59	61
2.470% due 05/25/2035 •	61	62
2.518% due 07/25/2046 ^~	458	458
3.124% due 09/25/2037 ^~	175	174
3.228% due 09/25/2059 þ	4,389	4,398
3.258% due 04/25/2066 ~	1,907	1,924

Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •	90	92

Countrywide Alternative Loan Trust
0.267% due 02/20/2047 ^•	56	44
0.282% due 12/20/2046 ^•	3,257	2,897
0.297% due 07/20/2046 ^•	3,065	2,430
0.395% due 06/25/2046	5	0
0.426% due 01/25/2037 ^•	0	2
0.507% due 03/20/2046 •	131	112
0.724% due 11/20/2035 •	339	329
0.786% due 10/25/2035 ^•	88	64

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.092% due 12/25/2035 •		$534	$493
3.055% due 02/25/2037 ^~		1,743	1,754
5.000% due 07/25/2035		103	79
5.500% due 11/25/2035 ^		23	22
5.750% due 05/25/2036		1,043	620
6.000% due 01/25/2037 ^		3,511	2,780
6.000% due 02/25/2037 ^		68	43
6.000% due 04/25/2037		1,364	1,370
6.500% due 08/25/2032		42	42

Countrywide Home Loan Mortgage Pass-Through Trust
0.666% due 04/25/2035 •		275	262
0.726% due 03/25/2035 •		6	6
2.499% due 01/20/2035 ~		19	21
2.698% due 04/20/2035 ~		1	1
2.713% due 11/20/2034 ~		2	2
2.724% due 10/20/2035 ~		13,539	13,990
2.744% due 04/20/2036 ^~		31	29
2.802% due 11/25/2034 ~		6	6
2.844% due 02/25/2047 ^~		143	138
2.983% due 03/25/2037 ^~		130	125
2.999% due 02/20/2036 ^~		43	36
3.070% due 04/25/2035 ^~		41	38
3.081% due 11/25/2037 ~		1,325	1,326
5.500% due 11/25/2035 ^		90	70
5.500% due 04/25/2038		231	242
6.000% due 04/25/2036		1,433	1,053
6.000% due 03/25/2037 ^		4,075	2,967

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.148% due 07/25/2033 ~		3	3

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		387	160

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.544% due 10/25/2035 ~		25	25

First Horizon Alternative Mortgage Securities Trust
2.156% due 06/25/2034 ~		254	262
2.277% due 09/25/2034 ~		59	59
6.000% due 02/25/2037 ^		718	436
6.250% due 08/25/2037 ^		173	113

First Horizon Mortgage Pass-Through Trust
2.754% due 08/25/2035 ~		268	212

Great Hall Mortgages PLC
0.202% due 03/18/2039 •	GBP	341	456
0.222% due 06/18/2038 •		265	354

GreenPoint Mortgage Funding Trust
0.526% due 06/25/2045 •		$440	419

Grifonas Finance PLC
0.000% due 08/28/2039 •	EUR	129	147

GSR Mortgage Loan Trust
2.622% due 11/25/2035 ~		$23	24
2.805% due 11/25/2035 ~		161	164
2.922% due 04/25/2035 ~		45	45

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.072% due 07/25/2035 ~		$108	$113
3.133% due 11/25/2035 ^~		446	429

HarborView Mortgage Loan Trust
0.277% due 09/19/2037 •		180	178
0.527% due 05/19/2035 •		4	4
0.567% due 03/19/2036 ^•		479	481
0.587% due 01/19/2036 •		1,241	891
0.707% due 11/19/2035 •		637	573
0.767% due 06/20/2035 •		182	180
2.117% due 04/19/2034 ~		57	55
2.393% due 01/19/2035 ~		193	199

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	29,550	39,997

HomeBanc Mortgage Trust
2.475% due 04/25/2037 ^~		$669	670

Homeward Opportunities Fund Trust
1.657% due 05/25/2065 ~		823	827

Impac CMB Trust
0.986% due 10/25/2033 •		8	8

IndyMac Mortgage Loan Trust
0.326% due 07/25/2036 •		688	665
0.386% due 06/25/2037 ^•		296	152
0.486% due 06/25/2046 •		1,224	1,135
0.646% due 07/25/2035 •		272	225
0.686% due 11/25/2035 ^•		138	97
2.482% due 01/25/2036 ^~		61	60
2.728% due 11/25/2035 ^~		190	175
2.756% due 10/25/2035 ~		106	101
2.881% due 12/25/2034 ~		46	48
2.886% due 08/25/2036 ~		331	314
2.889% due 10/25/2034 ~		301	308
2.930% due 11/25/2035 ^~		4	4
2.948% due 06/25/2036 ~		162	163
2.980% due 08/25/2035 ~		131	122
2.980% due 08/25/2035 ^~		105	97

JP Morgan Alternative Loan Trust
0.546% due 03/25/2036 •		2,348	2,308
0.546% due 12/25/2036 •		14,892	14,629
6.000% due 12/27/2036		125	91

JP Morgan Chase Commercial Mortgage Securities Trust
1.534% due 12/15/2031 •		4,330	4,309

JP Morgan Mortgage Trust
2.299% due 07/25/2035 ~		157	164
2.319% due 06/25/2036 ^~		18	15
2.411% due 10/25/2035 ^~		78	69
2.566% due 08/25/2035 ~		147	150
2.626% due 08/25/2035 ~		116	120
2.665% due 06/25/2035 ~		11	11
2.694% due 07/25/2035 ~		57	58
2.696% due 04/25/2035 ~		5	5
2.765% due 07/25/2035 ~		29	30
2.821% due 11/25/2035 ^~		148	138

26	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Legacy Mortgage Asset Trust
3.000% due 06/25/2059 þ	$4,533	$4,553

Lehman XS Trust
0.336% due 08/25/2037 •	3,311	3,257
0.446% due 12/25/2036 •	1,270	1,327
1.236% due 12/25/2037 •	13,427	14,209

Luminent Mortgage Trust
0.446% due 12/25/2036 ^•	333	317

MASTR Adjustable Rate Mortgages Trust
0.296% due 04/25/2046 •	991	922
1.761% due 12/25/2033 ~	196	196
2.370% due 12/25/2033 ~	14	14
2.731% due 11/21/2034 ~	157	160

MASTR Alternative Loan Trust
0.486% due 03/25/2036 ^•	921	70

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.784% due 11/15/2031 •	43	44
0.824% due 09/15/2030 •	27	27

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.524% due 12/15/2030 •	77	76
0.564% due 06/15/2030 •	40	40
0.944% due 08/15/2032 •	101	98
2.610% due 10/20/2029 •	34	35

Merrill Lynch Mortgage Investors Trust
0.586% due 11/25/2035 •	263	263
0.655% due 03/25/2030 •	23	22
0.855% due 11/25/2029 •	8	8
1.740% due 05/25/2036 ~	42	41
1.859% due 02/25/2033 ~	487	478
2.067% due 12/25/2034 ~	224	230
2.262% due 02/25/2034 ~	584	605
2.438% due 06/25/2037 ~	153	157
2.824% due 02/25/2035 ~	173	176
2.946% due 12/25/2035 ~	49	43
2.965% due 09/25/2035 ^~	74	68

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047 þ	209	115

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	27,444	28,394
4.500% due 05/25/2058 ~	3,683	3,982

New York Mortgage Trust
2.696% due 05/25/2036 ^~	101	94

Nomura Asset Acceptance Corp. Alternative Loan Trust
2.240% due 02/25/2036 ^~	71	63
5.820% due 03/25/2047 þ	252	263
6.138% due 03/25/2047 þ	233	244

Residential Accredit Loans, Inc. Trust
0.386% due 08/25/2035 •	51	44
0.446% due 06/25/2046 •	2,590	819
0.646% due 12/25/2045 •	766	622

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.014% due 10/25/2037 ~		$3,925	$3,855
1.452% due 09/25/2045 •		119	118
4.255% due 09/25/2035 ^~		20	17

Residential Asset Securitization Trust
0.486% due 05/25/2035 •		4,926	3,601
0.486% due 01/25/2046 ^•		59	18
5.000% due 11/25/2021		1	1
5.500% due 06/25/2033		59	60
6.500% due 06/25/2037		1,768	674

Residential Mortgage Securities PLC
1.300% due 06/20/2070 •	GBP	12,543	17,074

Sequoia Mortgage Trust
0.487% due 07/20/2036 •		$583	571
0.724% due 05/20/2034 •		199	200
0.787% due 10/19/2026 •		17	17
0.847% due 10/20/2027 •		16	16
0.887% due 10/20/2027 •		31	32
0.987% due 12/20/2032 •		28	28

Structured Adjustable Rate Mortgage Loan Trust
0.406% due 10/25/2035 •		403	404
1.492% due 01/25/2035 ^•		14	13
1.655% due 10/25/2037 ^•		190	197
2.362% due 04/25/2034 ~		3	3
2.440% due 02/25/2034 ~		118	120
2.825% due 08/25/2035 ~		71	69
2.869% due 05/25/2036 ^~		29	25
2.880% due 09/25/2035 ~		217	211
2.887% due 11/25/2035 ^~		62	59
3.085% due 09/25/2036 ^~		429	375

Structured Asset Mortgage Investments Trust
0.346% due 03/25/2037 •		78	31
0.506% due 04/25/2036 •		315	303
0.506% due 05/25/2036 •		2,344	2,072
0.546% due 02/25/2036 •		265	257
0.587% due 07/19/2035 •		392	395
0.706% due 12/25/2035 ^•		137	134
0.747% due 09/19/2032 •		67	67
0.747% due 10/19/2034 •		41	41
0.787% due 03/19/2034 •		96	98

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.244% due 01/25/2034 ~		3	3

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 ^þ		1,230	79

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •	GBP	23,860	32,417

WaMu Mortgage Pass-Through Certificates Trust
0.666% due 07/25/2045 •		$15	15
0.766% due 01/25/2045 •		522	526
0.792% due 03/25/2047 ^•		3,108	3,001
0.862% due 05/25/2047 •		466	457
0.886% due 10/25/2044 •		166	161
0.919% due 12/25/2046 ^•		1,439	1,346
1.072% due 06/25/2046 •		53	54

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.092% due 02/25/2046 •		$386	$392
1.186% due 07/25/2044 •		705	709
1.292% due 11/25/2042 •		23	23
1.492% due 06/25/2042 •		39	39
1.513% due 02/27/2034 •		396	407
2.427% due 03/25/2034 ~		37	38
2.577% due 06/25/2033 ~		175	180
2.584% due 01/25/2037 ^~		872	879
2.707% due 04/25/2037 ^~		582	585
2.716% due 12/25/2035 ~		21	21
2.720% due 03/25/2035 ~		44	46
2.762% due 12/25/2036 ^~		531	528
2.875% due 12/25/2035 ~		1,236	1,262
2.899% due 02/25/2037 ^~		1,179	1,122
2.910% due 09/25/2035 ~		131	133
2.992% due 12/25/2035 ~		259	268
3.093% due 02/25/2037 ^~		250	250
3.131% due 08/25/2036 ^~		103	103
3.289% due 05/25/2037 ^~		1,121	1,012

Washington Mutual Mortgage Pass-Through Certificates Trust
1.062% due 05/25/2046 ^•		1,025	900
6.000% due 06/25/2037		5,573	5,230
6.500% due 08/25/2035		192	185

Wells Fargo Mortgage-Backed Securities Trust
2.707% due 10/25/2036 ~		14	14
2.768% due 12/28/2037 ~		2,121	2,127
2.800% due 04/25/2036 ~		552	543

Total Non-Agency Mortgage-Backed Securities (Cost $284,538)			295,736

ASSET-BACKED SECURITIES 7.3%

ACE Securities Corp. Home Equity Loan Trust
0.776% due 05/25/2035 •		1,960	1,959
1.886% due 10/25/2032 •		17	18
1.886% due 06/25/2034 •		60	60

Adagio CLO DAC
0.720% due 10/15/2031 •	EUR	1,800	2,089

Aegis Asset-Backed Securities Trust
0.731% due 12/25/2035 •		$2,350	2,324

American Money Management Corp. CLO Ltd.
1.078% due 11/10/2030 •		5,200	5,200

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.016% due 05/25/2035 •		1,800	1,805

Anchorage Capital CLO Ltd.
1.176% due 07/15/2030 •		8,500	8,501
1.278% due 07/22/2032 •		1,000	1,000
1.534% due 10/20/2031 •		25,500	25,520

Apidos CLO
1.064% due 07/17/2030 •		10,000	10,001
1.090% due 07/18/2029 •		4,000	4,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aqueduct European CLO DAC
0.640% due 07/20/2030 •	EUR	1,493	$1,732

Arch Street CLO Ltd.
1.134% due 10/20/2028 •		$4,306	4,307

Ares European CLO DAC
0.780% due 10/15/2031 •	EUR	5,900	6,844

ARES L CLO Ltd.
1.176% due 01/15/2032 •		$2,600	2,598

ARES LII CLO Ltd.
1.188% due 04/22/2031 •		1,800	1,805

Argent Mortgage Loan Trust
0.566% due 05/25/2035 •		1,554	1,477

Argent Securities Trust
0.386% due 07/25/2036 •		3,391	3,225
0.406% due 05/25/2036 •		1,213	439

Armada Euro CLO DAC
0.720% due 07/15/2031 •	EUR	3,100	3,582

Asset-Backed Funding Certificates Trust
0.786% due 06/25/2034 •		$2,584	2,550

Assurant CLO Ltd.
1.174% due 10/20/2031 •		5,700	5,700

Babson Euro CLO DAC
0.271% due 10/25/2029 •	EUR	528	612
0.680% due 07/27/2030 •		1,911	2,217
1.050% due 07/27/2030		302	350

Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ		$1,143	1,152

Bear Stearns Asset-Backed Securities Trust
0.606% due 10/25/2036 •		90	89

Benefit Street Partners CLO Ltd.
1.164% due 01/17/2032 •		3,050	3,052
1.189% due 07/15/2032 •		800	800

Birch Grove CLO Ltd.
1.246% due 06/15/2031 •		5,100	5,106

Black Diamond CLO Ltd.
0.860% due 01/20/2032 •	EUR	1,150	1,333

Blackrock European CLO DAC
0.620% due 10/15/2031 •		9,300	10,745

BlueMountain Fuji EUR CLO DAC
0.910% due 01/15/2033 •		900	1,043

Cairn CLO DAC
0.780% due 10/15/2031 •		4,300	4,988

Carlyle Global Market Strategies CLO Ltd.
1.075% due 08/14/2030 •		$10,700	10,687
1.218% due 04/22/2032 •		2,000	2,001

CARLYLE U.S. CLO Ltd.
1.134% due 04/20/2031 •		3,300	3,300

Carrington Mortgage Loan Trust
0.486% due 01/25/2036 •		2,000	1,983

28	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Catamaran CLO Ltd.
1.224% due 01/18/2029 •		$1,825	$1,827
1.482% due 04/22/2030 •		10,148	10,160

Cathedral Lake CLO Ltd.
0.976% due 07/16/2029 •		3,387	3,388

CIFC Funding Ltd.
0.985% due 10/25/2027 •		7,669	7,669
1.075% due 10/24/2030 •		12,600	12,606

CIT Mortgage Loan Trust
1.586% due 10/25/2037 •		12,029	12,285

Citigroup Mortgage Loan Trust
0.546% due 12/25/2036 •		3,300	2,747
0.761% due 03/25/2037 •		2,109	2,089

Citigroup Mortgage Loan Trust, Inc.
0.581% due 10/25/2036 •		17,188	16,904

Countrywide Asset-Backed Certificates
0.226% due 08/25/2037 ^•		198	188
0.276% due 11/25/2037 •		5,331	5,172
0.336% due 03/25/2037 •		10,300	9,994
5.805% due 04/25/2036 ^~		622	611

Countrywide Asset-Backed Certificates Trust
0.276% due 06/25/2047 •		157	157
1.811% due 11/25/2034 •		2,533	2,575

Countrywide Asset-Backed Certificates Trust, Inc.
0.826% due 08/25/2047 •		811	802
0.866% due 11/25/2034 •		255	254

Crestline Denali CLO Ltd.
1.164% due 04/20/2030 •		2,700	2,700
1.226% due 10/23/2031 •		1,000	1,000

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		177	59

CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	700	812
0.650% due 10/15/2031 •		15,000	17,376

Dorchester Park CLO DAC
1.034% due 04/20/2028 •		$1,820	1,823

Dryden Euro CLO BV
0.660% due 04/15/2033 •	EUR	14,800	17,067

Dryden Euro CLO DAC
0.860% due 05/15/2034 •		9,600	11,090

Dryden Senior Loan Fund
1.146% due 04/15/2029 •		$14,824	14,844

Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •	EUR	300	346

First Franklin Mortgage Loan Trust
0.191% due 10/25/2036 •		$1,742	1,630
0.791% due 11/25/2036 •		14,950	14,811

Fremont Home Loan Trust
0.221% due 10/25/2036 •		2,509	2,356

GSAA Home Equity Trust
6.720% due 03/25/2046 þ		1,486	1,097

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
0.226% due 12/25/2036 •		$1,973	$1,282
0.456% due 03/25/2047 •		3,000	2,695
1.061% due 03/25/2035 ^•		2,928	2,889

Halcyon Loan Advisors Funding Ltd.
1.054% due 04/20/2027 •		198	198

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	1,500	1,725
0.760% due 07/15/2031 •		2,000	2,314
0.960% due 10/20/2031 •		13,000	15,036

Home Equity Asset Trust
0.701% due 04/25/2036 •		$1,759	1,754
0.761% due 02/25/2036 •		13,300	13,264
0.881% due 07/25/2034 •		733	730

HSI Asset Securitization Corp. Trust
0.626% due 02/25/2036 •		2,300	2,291

ICG U.S. CLO Ltd.
1.538% due 10/22/2031 •		18,000	18,018

IndyMac Mortgage Loan Trust
0.226% due 07/25/2036 •		4,245	1,623

JP Morgan Mortgage Acquisition Trust
0.296% due 10/25/2036 •		402	400

Jubilee CLO BV
0.650% due 04/15/2031 •	EUR	8,300	9,594

KKR CLO Ltd.
1.076% due 07/15/2030 •		$7,000	7,001

Laurelin DAC
0.720% due 10/20/2031 •	EUR	4,700	5,418

LCM LP
1.134% due 07/20/2030 •		$4,000	4,001

Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		2,728	2,734
3.750% due 04/25/2059 þ		4,713	4,749

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		4,188	3,161

Lehman XS Trust
0.406% due 05/25/2036 •		3,247	3,668
0.886% due 10/25/2035 •		118	119
4.335% due 06/25/2036 þ		5,365	5,777

LoanCore Issuer Ltd.
1.214% due 05/15/2036 •		5,319	5,323

Long Beach Mortgage Loan Trust
0.821% due 08/25/2035 •		15	15

Mackay Shields EURO CLO DAC
1.550% due 08/15/2033 •	EUR	4,100	4,756

Man GLG Euro CLO DAC
0.690% due 12/15/2031 •		8,600	9,979
0.870% due 01/15/2030 •		3,839	4,440

Marble Point CLO Ltd.
1.166% due 10/15/2030 •		$6,700	6,700

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marlette Funding Trust
2.690% due 09/17/2029		$41	$41

Merrill Lynch Mortgage Investors Trust
0.246% due 09/25/2037 •		122	70
0.326% due 02/25/2037 •		113	49

MidOcean Credit CLO
1.181% due 02/20/2031 •		6,100	6,099
1.229% due 01/29/2030 •		6,900	6,897

Morgan Stanley ABS Capital, Inc. Trust
0.316% due 10/25/2036 •		128	84
0.426% due 03/25/2037 •		490	290

Morgan Stanley Dean Witter Capital, Inc. Trust
1.436% due 02/25/2033 •		402	403

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		120	78
6.000% due 02/25/2037 ^~		103	80

Mountain View CLO Ltd.
0.926% due 10/15/2026 •		131	131

MP CLO Ltd.
1.024% due 10/18/2028 •		5,659	5,666

Nassau Ltd.
2.284% due 07/20/2029 •		6,800	6,807

New Century Home Equity Loan Trust
0.851% due 02/25/2035 •		904	898

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.521% due 03/25/2036 •		3,651	3,636

NovaStar Mortgage Funding Trust
0.256% due 11/25/2036 •		1,434	627
0.791% due 01/25/2036 •		1,540	1,540
1.166% due 06/25/2035 •		1,945	1,959

OAK Hill European Credit Partners DAC
0.740% due 10/20/2031 •	EUR	10,500	12,130

Oaktree CLO Ltd.
1.248% due 04/22/2030 •		$3,000	3,000

OCP CLO Ltd.
0.926% due 07/15/2027 •		135	135

Option One Mortgage Loan Trust
0.326% due 04/25/2037 •		7,435	4,716

OZLM Ltd.
1.274% due 07/20/2032 •		4,600	4,605

Palmer Square European Loan Funding DAC
1.150% due 01/15/2030 •	EUR	4,292	4,973

Palmer Square Loan Funding Ltd.
0.971% due 07/20/2029 •		$19,600	19,559
1.025% due 10/24/2027 •		7,001	7,005
1.104% due 04/20/2027 •		950	950

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.821% due 09/25/2035 •		3,717	3,720
1.016% due 05/25/2035 •		8,391	8,445

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.061% due 10/25/2034 •		$175	$183
1.076% due 09/25/2034 •		191	191
1.136% due 10/25/2034 •		4,900	4,906
1.811% due 02/25/2035 •		1,636	1,651

Popular ABS Mortgage Pass-Through Trust
1.121% due 06/25/2035 •		1,252	1,248

Renaissance Home Equity Loan Trust
1.186% due 09/25/2037 •		33,271	18,182

Residential Asset Securities Corp. Trust
0.566% due 08/25/2036 •		4,556	4,164

Residential Mortgage Loan Trust
1.586% due 09/25/2029 •		2	2

Romark CLO Ltd.
1.168% due 10/23/2030 •		7,100	7,102

Saxon Asset Securities Trust
0.806% due 05/25/2035 •		500	496
0.806% due 11/25/2037 •		1,915	1,857

Securitized Asset-Backed Receivables LLC Trust
0.406% due 07/25/2036 •		3,366	1,626

Segovia European CLO
0.880% due 07/20/2032 •	EUR	3,900	4,505

SLM Student Loan Trust
1.025% due 07/25/2023 •		$6,704	6,684
1.625% due 04/25/2023 •		30,276	30,535

Sound Point CLO Ltd.
1.038% due 01/23/2029 •		8,800	8,803
1.105% due 07/25/2030 •		9,600	9,605
1.128% due 01/23/2029 •		25,422	25,429
1.184% due 10/20/2028 •		15,140	15,158
1.295% due 07/20/2032 •		7,700	7,700

Soundview Home Loan Trust
0.266% due 07/25/2037 •		3,719	3,584

SP-Static CLO Ltd.
1.538% due 07/22/2028 •		8,334	8,345

Stanwich Mortgage Loan Co. LLC
3.375% due 08/15/2024 þ		119	120

Starwood Commercial Mortgage Trust
1.244% due 07/15/2038 •		23,800	23,815

Structured Asset Investment Loan Trust
0.791% due 03/25/2034 •		222	218

Structured Asset Securities Corp. Mortgage Loan Trust
0.386% due 04/25/2036 •		18,217	17,981
0.656% due 10/25/2036 •		2,737	2,723
1.586% due 04/25/2035 •		72	73

Symphony CLO Ltd.
1.006% due 04/15/2028 •		1,559	1,561
1.083% due 07/14/2026 •		3,045	3,049

Telos CLO Ltd.
1.084% due 04/17/2028 •		1,698	1,700

THL Credit Wind River Clo Ltd.
1.164% due 04/15/2031 •		7,100	7,100

30	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TICP CLO Ltd.
0.974% due 04/20/2028 •		$4,122	$4,127

Venture CLO Ltd.
1.006% due 04/15/2027 •		4,500	4,501
1.006% due 07/15/2027 •		2,572	2,573
1.034% due 10/20/2028 •		1,728	1,728
1.115% due 09/07/2030 •		5,300	5,296
1.234% due 01/20/2029 •		6,500	6,505

Vibrant CLO Ltd.
1.174% due 09/15/2030 •		12,300	12,321

VOLT LLC
2.116% due 04/25/2051 þ		868	870

Voya CLO Ltd.
1.034% due 07/20/2029 •		13,655	13,651

Wellfleet CLO Ltd.
1.024% due 04/20/2029 •		13,755	13,749

Wells Fargo Home Equity Asset-Backed Securities Trust
2.486% due 12/25/2034 •		400	413

WhiteHorse Ltd.
1.064% due 04/17/2027 •		75	76

Wind River CLO Ltd.
0.996% due 10/15/2027 •		93	93

Total Asset-Backed Securities (Cost $848,744)			855,080

SOVEREIGN ISSUES 11.1%

Argentina Government International Bond
34.163% (BADLARPP) due 10/04/2022 ~	ARS	6,900	26
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~		61,890	342

Australia Government International Bond
1.250% due 02/21/2022	AUD	16,497	12,059
3.000% due 09/20/2025		13,809	11,691

Canada Government Real Return Bond
4.250% due 12/01/2026 (c)	CAD	34,018	34,246

France Government International Bond
0.100% due 03/01/2026 (c)	EUR	69,927	89,611
0.250% due 07/25/2024 (c)		51,175	64,235

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		184,348	236,442
1.400% due 05/26/2025 (c)		275,149	349,426

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	5,322,029	$48,967
0.100% due 03/10/2027 (c)		269,670	2,496
0.100% due 03/10/2028 (c)		7,474,235	69,037
0.100% due 03/10/2029 (c)		11,094,869	102,829

Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	1,158	62
7.750% due 05/29/2031		206,976	10,297

New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	24,158	18,164

Peru Government International Bond
5.940% due 02/12/2029	PEN	30,600	7,427

Qatar Government International Bond
3.875% due 04/23/2023		$11,000	11,584

Saudi Government International Bond
4.000% due 04/17/2025		12,970	14,210

United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	85,177	126,616
1.250% due 11/22/2027 (c)(h)		18,966	33,299
1.875% due 11/22/2022 (c)		38,022	55,628

Total Sovereign Issues (Cost $1,267,956)			1,298,694

		SHARES
PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.1%

Banco Santander S.A.
5.250% due 09/29/2023 •(d)(e)		800,000	973

Bank of America Corp.
5.875% due 03/15/2028 •(d)		6,580,000	7,518

			8,491

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	31

Schedule of Investments PIMCO Real Return Fund (Cont.)

	SHARES	MARKET VALUE (000S)
UTILITIES 0.4%

AT&T Mobility LLC
7.000% due 10/20/2022 «(d)(f)	2,004,101	$52,640

Total Preferred Securities (Cost $60,795)		61,131

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (g) 0.0%
		1,219

U.S. TREASURY BILLS 0.0%
0.043% due 02/17/2022 (a)(b)(l)	$73	73

Total Short-Term Instruments (Cost $1,292)		1,292

Total Investments in Securities (Cost $14,279,325)		15,164,665

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	1,601,494	$15,794

Total Short-Term Instruments (Cost $15,792)		15,794

Total Investments in Affiliates (Cost $15,792)		15,794

Total Investments 129.1% (Cost $14,295,117)		$15,180,459

Financial Derivative Instruments (i)(k) 0.4% (Cost or Premiums, net $(2,351))		43,686

Other Assets and Liabilities, net (29.5)%		(3,463,685)

Net Assets 100.0%		$11,760,460

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$53,386	$52,640	0.45%

32	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$1,219	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(1,243)	$1,219	$1,219

Total Repurchase Agreements						$(1,243)	$1,219	$1,219

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS	0.010%	09/27/2021	10/01/2021	$	(99,790)	$(99,790)
	0.030	09/22/2021	10/06/2021		(148,248)	(148,249)
BSN	0.070	09/28/2021	10/06/2021		(586,782)	(586,785)
CIB	0.070	08/03/2021	10/05/2021		(186,716)	(186,737)
GRE	0.070	09/01/2021	10/01/2021		(66,082)	(66,086)
JPS	0.000	09/23/2021	10/01/2021		(149,202)	(149,202)
	0.010	09/29/2021	10/01/2021		(204,754)	(204,754)
	0.020	09/23/2021	10/01/2021		(256,001)	(256,002)
RCY	0.070	09/23/2021	10/07/2021		(13,152)	(13,153)
SCX	0.110	08/12/2021	11/15/2021	GBP	(24,637)	(33,202)
STR	0.050	09/30/2021	10/01/2021	$	(861,616)	(861,617)
	0.060	10/01/2021	10/04/2021		(1,111,565)	(1,111,565)

Total Reverse Repurchase Agreements						$(3,717,142)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	(0.060)%	09/24/2021	10/01/2021	$(203,034)	$(203,032)

Total Sale-Buyback Transactions					$(203,032)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(248,039)	$0	$(248,039)	$248,382	$343
BSN	0	(586,785)	0	(586,785)	586,161	(624)
CIB	0	(186,737)	0	(186,737)	186,961	224

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	33

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
DEU	$0	$0	$0	$0	$(1)	$(1)
FICC	1,219	0	0	1,219	(1,243)	(24)
GRE	0	(66,086)	0	(66,086)	65,137	(949)
JPS	0	(609,958)	0	(609,958)	610,978	1,020
RCY	0	(13,153)	0	(13,153)	13,063	(90)
SCX	0	(33,202)	0	(33,202)	32,847	(355)
STR	0	(1,973,182)	0	(1,973,182)	880,385	(1,092,797)

Master Securities Forward Transaction Agreement
BCY	0	0	(203,032)	(203,032)	202,953	(79)

Total Borrowings and Other Financing Transactions	$1,219	$(3,717,142)	$(203,032)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(1,637,451)	$(934,924)	$0	$0	$(2,572,375)
Sovereign Issues	0	0	(33,202)	0	(33,202)

Total	$(1,637,451)	$(934,924)	$(33,202)	$0	$(2,605,577)

Sale-Buyback Transactions
U.S. Treasury Obligations	(203,032)	0	0	0	(203,032)

Total	$(203,032)	$0	$0	$0	$(203,032)

Total Borrowings	$(1,840,483)	$(934,924)	$(33,202)	$0	$(2,808,609)

Payable for reverse repurchase agreements and sale-buyback financing transactions(3)					$(2,808,609)

(h)	Securities with an aggregate market value of $2,826,779 and cash of $670 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(2,328,633) at a weighted average interest rate of 0.044%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(1,111,565) is outstanding at period end.

34	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2021	2,130	$418,994	$(7,417)	$716	$(814)
Gold 100 oz. December Futures	12/2021	285	50,075	(1,341)	1,876	0
U.S. Treasury 5-Year Note December Futures	12/2021	17,284	2,121,476	(12,156)	1,485	(20)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	623	90,491	138	145	(1)

				$(20,776)	$4,222	$(835)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Note December Futures	12/2021	190	$(15,994)	$20	$4	$(4)
Australia Government 10-Year Bond December Futures	12/2021	52	(5,318)	91	4	0
Euro-Bobl December Futures	12/2021	3,439	(537,502)	2,483	279	(438)
Euro-BTP Italy Government Bond December Futures	12/2021	1,370	(233,118)	2,459	695	(674)
Euro-Buxl 30-Year Bond December Futures	12/2021	1,473	(346,949)	8,715	2,218	(990)
Euro-OAT France Government 10-Year Bond December Futures	12/2021	8	(1,538)	27	3	(3)
Euro-Schatz December Futures	12/2021	16,841	(2,188,869)	2,115	98	(98)
Japan Government 10-Year Bond June Futures December Futures	12/2021	159	(216,253)	656	71	(71)
U.S. Treasury 2-Year Note December Futures	12/2021	3,130	(688,771)	5	0	(123)
U.S. Treasury 10-Year Note December Futures	12/2021	6,645	(874,544)	11,670	0	(935)
U.S. Treasury 30-Year Bond December Futures	12/2021	3,403	(541,821)	12,782	0	(425)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	674	(128,776)	4,684	91	(9)
United Kingdom Long Gilt December Futures	12/2021	1,170	(197,294)	3,880	804	(142)

				$49,587	$4,267	$(3,912)

Total Futures Contracts				$28,811	$8,489	$(4,747)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.353%	$4,100	$(4)	$65	$61	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	35

Schedule of Investments PIMCO Real Return Fund (Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	339,900	$0	$(597)	$(597)	$1	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	24,850	(3,596)	2,270	(1,326)	6	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(252)	84	(168)	0	(6)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,225,400	(791)	215	(576)	0	(16)
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	25,600	61	1,186	1,247	19	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022		27,700	86	1,251	1,337	26	0
Receive	CPTFEMU	1.085	Maturity	01/15/2024		40	(1)	2	1	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		109,200	(788)	(7,791)	(8,579)	303	0
Receive	CPURNSA	1.488	Maturity	10/01/2021	$	25,800	(78)	957	879	0	0
Pay	CPURNSA	1.280	Maturity	11/02/2021		41,700	0	(1,657)	(1,657)	1	0
Pay	CPURNSA	1.230	Maturity	11/04/2021		38,400	(4)	(1,543)	(1,547)	3	0
Pay	CPURNSA	1.290	Maturity	11/05/2021		110,600	(6)	(4,387)	(4,393)	13	0
Pay	CPURNSA	2.165	Maturity	01/19/2022		31,300	0	(1,090)	(1,090)	4	0
Pay	CPURNSA	2.180	Maturity	01/19/2022		12,500	(1)	(433)	(434)	2	0
Pay	CPURNSA	2.200	Maturity	01/21/2022		31,930	0	(1,104)	(1,104)	5	0
Pay	CPURNSA	2.170	Maturity	02/01/2022		68,900	0	(2,434)	(2,434)	13	0
Pay	CPURNSA	2.155	Maturity	02/04/2022		94,200	(2)	(3,333)	(3,335)	17	0
Pay	CPURNSA	2.200	Maturity	02/05/2022		12,900	0	(450)	(450)	3	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		17,600	(285)	922	637	12	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		116,510	(3,342)	6,832	3,490	0	(23)
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,183	(506)	872	366	17	0
Receive	CPURNSA	2.314	Maturity	02/26/2026		67,600	0	3,354	3,354	0	(40)
Receive	CPURNSA	2.419	Maturity	03/05/2026		79,200	0	3,493	3,493	0	(24)
Receive	CPURNSA	2.767	Maturity	05/13/2026		45,200	0	1,012	1,012	0	(9)
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	373	373	0	(4)
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,410	5	504	509	0	(1)
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	508	508	0	(4)
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(2,203)	(801)	1	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(1,454)	(498)	3	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	114	114	0	(2)
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	51	51	0	(4)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(3,228)	(2,162)	0	(2)
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(900)	(745)	0	0
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(7,685)	(8,684)	0	(9)
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(2,300)	(2,286)	0	(3)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	2,059	2,089	3	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	20,100	(760)	1,008	248	5	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	52	(39)	13	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(909)	(517)	29	0
Pay	UKRPI	3.465	Maturity	02/15/2022	GBP	5,900	0	(234)	(234)	0	(4)
Pay	UKRPI	3.220	Maturity	03/15/2022		42,500	(1)	(1,758)	(1,759)	0	(37)
Receive	UKRPI	4.220	Maturity	08/15/2022		15,600	0	417	417	26	0
Receive	UKRPI	4.180	Maturity	09/15/2022		10,200	0	232	232	11	0
Receive	UKRPI	4.480	Maturity	09/15/2023		14,000	0	130	130	0	(23)
Pay	UKRPI	3.850	Maturity	09/15/2024		53,400	3,763	(3,483)	280	147	0
Pay	UKRPI	3.330	Maturity	01/15/2025		153,900	3,441	(10,326)	(6,885)	543	0
Pay	UKRPI	3.473	Maturity	08/15/2025		71,800	347	(5,021)	(4,674)	336	0
Pay	UKRPI	3.390	Maturity	01/15/2030		62,300	580	(6,179)	(5,599)	652	0
Pay	UKRPI	3.438	Maturity	01/15/2030		41,700	736	(4,145)	(3,409)	435	0
Pay	UKRPI	3.325	Maturity	08/15/2030		49,000	2,313	(5,692)	(3,379)	659	0
Pay	UKRPI	3.750	Maturity	04/15/2031		22,000	(4)	(1,661)	(1,665)	251	0
Pay	UKRPI	4.066	Maturity	09/15/2031		16,000	0	150	150	182	0
Pay	UKRPI	3.566	Maturity	03/15/2036		12,250	0	(1,416)	(1,416)	181	0
Pay	UKRPI	3.580	Maturity	03/15/2036		30,440	(160)	(3,238)	(3,398)	449	0

							$3,823	$(58,694)	$(54,871)	$4,359	$(211)

Total Swap Agreements							$3,819	$(58,629)	$(54,810)	$4,359	$(211)

36	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$8,489	$4,359	$12,848	$0	$(4,747)	$(211)	$(4,958)

(j)

Securities with an aggregate market value of $70,482 and cash of $15,560 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2021	$		8,489		CNH	54,973	$26	$0
	10/2021			340		CNY	2,206	1	0
	10/2021			92,592		DKK	588,423	0	(937)
	10/2021			290,404		GBP	214,773	0	(1,019)
	11/2021		GBP	214,773	$		290,417	1,021	0
	11/2021		TWD	3,723			135	1	0
	11/2021	$		78		PLN	298	0	(3)
	11/2021			80		RUB	5,963	2	0
	12/2021		INR	5,377	$		72	0	0
	12/2021		KRW	367,558			314	4	0
	12/2021	$		66		RUB	4,951	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	37

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	02/2022	$		94		PLN	362	$0	$(3)
	04/2022		DKK	586,201	$		92,592	944	0
BPS	10/2021		CAD	36,465			28,720	0	(70)
	10/2021		DKK	85,560			13,687	360	0
	10/2021		GBP	77,788			107,152	2,340	0
	10/2021		MXN	46,886			2,309	38	0
	10/2021	$		2,189		AUD	2,983	0	(33)
	10/2021			5,053		CNH	32,758	21	0
	10/2021			2,683		DKK	16,745	0	(74)
	10/2021			3,369		EUR	2,849	0	(69)
	10/2021			3,457		GBP	2,525	0	(55)
	10/2021			2,322		MXN	46,886	0	(51)
	11/2021		IDR	38,833,212	$		2,699	0	0
	11/2021	$		133		MXN	2,682	0	(4)
	01/2022		MXN	46,886	$		2,290	50	0
BRC	11/2021	$		28		RUB	2,121	1	0
CBK	10/2021		GBP	35,540	$		49,106	1,219	0
	10/2021	$		50,272		DKK	318,916	0	(597)
	10/2021			2,457		EUR	2,070	0	(60)
	10/2021			6,380		GBP	4,636	0	(134)
	10/2021			30		TRY	252	0	(2)
	11/2021			4,704		GBP	3,498	10	0
	11/2021			27,554		NOK	243,515	293	0
	12/2021			2,817		CNH	18,297	5	0
	12/2021			44		RUB	3,264	0	0
	02/2022		PEN	32,683		$	8,006	155	0
	02/2022		$	73		PLN	278	0	(3)
	04/2022		DKK	269,240		$	42,527	433	0
FBF	11/2021		$	26		RUB	1,950	0	0
GLM	10/2021		EUR	47,205		$	55,281	601	0
	10/2021		GBP	2,130			2,952	82	0
	10/2021		$	2,560		CNH	16,601	11	0
	10/2021			64		RUB	4,857	2	0
	10/2021			245		TRY	2,071	0	(13)
	11/2021		TWD	1,974		$	72	0	0
	11/2021		$	2,711		GBP	2,016	5	0
	11/2021			30		RUB	2,229	1	0
	12/2021			2,825		CNH	18,367	8	0
	12/2021			8,949		IDR	128,805,840	0	(26)
	12/2021			107		RUB	7,945	1	0
HUS	10/2021		CNH	23,654		$	3,659	0	(5)
	10/2021		GBP	9,230			12,604	168	0
	10/2021		JPY	24,682,374			224,274	2,500	0
	10/2021		$	17		RUB	1,263	1	0
	11/2021		IDR	268,754,955		$	18,683	4	0
	11/2021		$	3,659		CNH	23,712	5	0
	11/2021			5		RUB	373	0	0
	12/2021			2,630		IDR	37,858,915	0	(8)
	04/2022			11,873		DKK	76,005	10	0
JPM	10/2021		DKK	707,096		$	113,698	3,559	0
	10/2021		NZD	23,041			16,016	110	0
	10/2021		$	6,015		EUR	5,069	0	(144)
	11/2021		IDR	46,562,804		$	3,236	0	0
	11/2021		$	7,819		IDR	112,351,132	0	(10)
MYI	10/2021		DKK	838,255		$	134,857	4,287	0
	10/2021		$	297		CNY	1,923	1	0
	10/2021			276,317		DKK	1,757,325	0	(2,590)
	10/2021			221,655		JPY	24,682,374	120	0
	10/2021			15,987		NZD	23,041	0	(81)

38	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2021	JPY	24,682,374	$	221,698	$0	$(119)
	11/2021	NZD	23,041		15,985	81	0
	11/2021	TWD	1,034		38	0	0
	11/2021	$	2,558	IDR	36,777,575	0	(2)
	11/2021		148	PLN	561	0	(7)
	04/2022	DKK	1,750,694	$	276,317	2,608	0
RBC	10/2021	$	5,220	GBP	3,763	0	(150)
SCX	10/2021	GBP	102,212	$	139,894	2,174	0
	10/2021	$	1,648	GBP	1,203	0	(28)
	10/2021		83	RUB	6,219	3	0
	12/2021	INR	4,008	$	54	1	0
	12/2021	KRW	171,764		147	3	0
	12/2021	SGD	256		193	5	0
	12/2021	$	3,336	CNH	21,688	9	0
	12/2021		373	CNY	2,428	1	0
	12/2021		5,441	IDR	78,149,511	0	(27)
SOG	10/2021	DKK	997,659	$	160,494	5,095	0
TOR	10/2021	CAD	7,826		6,193	14	0
	10/2021	EUR	759,546		897,170	17,350	0
	10/2021	$	6,178	CAD	7,826	1	0
	11/2021	CAD	7,826	$	6,177	0	(1)
	11/2021	EUR	796,763		923,907	476	0
	11/2021	IDR	100,720,970		7,000	0	0
	12/2021	MXN	284,905		14,133	450	0
	12/2021	$	3,036	CNH	19,681	0	(1)
	12/2021		2,724	IDR	39,162,595	0	(11)
UAG	10/2021		51	RUB	3,822	2	0
	11/2021		47		3,524	1	0
	11/2021		27,510	SEK	238,630	0	(243)

Total Forward Foreign Currency Contracts						$46,675	$(6,580)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	34,090	$26	$4,828
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	35,670	2,705	5,044
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	18,730	1,398	2,649
MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	31,090	2,267	4,442

							$6,396	$16,963

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	$103.688	10/14/2021	5,700	$9	$1

Total Purchased Options					$6,405	$16,964

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	39

Schedule of Investments PIMCO Real Return Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000%	11/17/2021	5,200	$(25)	$(7)
	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	11/17/2021	5,400	(28)	(8)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	27,200	(32)	(11)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	19,300	(17)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	9,800	(11)	(6)
BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	4,400	(18)	(17)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	22,200	(22)	(8)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	21,100	(22)	(13)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	43,800	(51)	(50)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	5,400	(25)	(21)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	12,800	(69)	(75)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	800	(4)	(6)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	21,640	(23)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	73,600	(85)	(46)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	12,600	(17)	(15)
CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	5,100	(28)	(30)
DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	7,300	(30)	(8)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	6,100	(30)	(28)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	13,300	(12)	(8)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	3,500	(16)	(13)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	5,000	(19)	(19)
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	10,300	(51)	(13)
	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	12/15/2021	4,400	(16)	(10)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	3,900	(16)	(15)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	3,800	(16)	(18)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	10,400	(10)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	8,900	(9)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	22,400	(22)	(24)
JPM	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	12/15/2021	3,100	(9)	(9)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	2,600	(14)	(15)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	14,200	(15)	(9)
MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	54,800	(55)	(18)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	68,200	(71)	(43)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	23,000	(22)	(12)

						$(910)	$(590)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(84)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	27,400	(191)	0

						$(3,614)	$(84)

40	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	101,780	$0	$(4,652)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	106,320	(2,630)	(4,879)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	56,780	(1,391)	(2,606)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	680,000	(1,057)	(170)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	92,900	(2,254)	(4,246)
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.573	10/14/2021	1,700	(11)	(9)

							$(7,343)	$(16,562)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	3,500	$(14)	$(1)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	7,400	(26)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	3,600	(10)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	700	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	700	(2)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	3,700	(12)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	3,600	(10)	0
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	5,800	(12)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	3,200	(11)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	3,300	(22)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	200	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	1,500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	3,200	(7)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	3,100	(12)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	3,200	(10)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	5,700	(23)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	3,200	(9)	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	41

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.547	11/03/2021	3,100	$(11)	$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	3,100	(9)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	2,800	(8)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	2,800	(8)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	3,200	(8)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	4,600	(8)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	8,500	(40)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	100	0	0
SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.648	10/14/2021	1,400	(2)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.781	10/14/2021	4,400	(11)	(5)
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.938	10/14/2021	3,000	(6)	(5)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.469	11/12/2021	1,400	(5)	(4)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.953	11/12/2021	6,900	(15)	(31)
	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.281	10/14/2021	4,400	(7)	(1)
	Put - OTC Ginnie Mae, TBA 2.500% due 11/01/2051	103.070	11/12/2021	7,400	(14)	(30)
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	103.719	10/14/2021	11,300	(11)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.813	10/07/2021	43,500	(161)	(251)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.727	10/07/2021	5,200	(7)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.750	10/07/2021	7,400	(15)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.813	10/07/2021	39,600	(80)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.656	11/03/2021	4,700	(17)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.859	11/03/2021	10,000	(27)	(40)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.414	11/03/2021	6,700	(17)	(22)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.000	11/03/2021	8,200	(38)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.156	11/03/2021	4,700	(17)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.367	11/03/2021	3,500	(9)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.391	11/03/2021	5,000	(11)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.438	11/03/2021	3,500	(9)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.484	11/03/2021	4,000	(12)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	6,100	(22)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	4,100	(12)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.566	11/03/2021	6,100	(19)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.656	11/03/2021	5,500	(23)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.859	11/03/2021	10,000	(12)	(2)

42	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	$98.891	12/06/2021	3,900	$(16)	$(17)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.922	12/06/2021	9,600	(35)	(42)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.156	12/06/2021	4,800	(17)	(24)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.703	12/06/2021	4,100	(14)	(28)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.891	12/06/2021	3,900	(9)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.922	12/06/2021	9,600	(20)	(26)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.156	12/06/2021	4,800	(10)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.203	12/06/2021	4,100	(13)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.977	10/07/2021	5,500	(15)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 12/01/2051	103.078	12/06/2021	700	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2051	104.016	10/07/2021	4,900	(5)	0

					$(1,012)	$(666)

Total Written Options					$(12,879)	$(17,902)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$	12,300	$(26)	$94	$68	$0

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	CPURNSA	2.500%	Maturity	07/15/2022	$50,000	$330	$(3,482)	$0	$(3,152)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	United States Treasury Inflation Indexed Bonds	0	0.080%	Maturity	12/06/2021	$213,900	$0	$(195)	$0	$(195)
GLM	Receive	United States Treasury Inflation Indexed Bonds	2	0.080	Maturity	09/30/2021	0	0	0	0	0
		United States Treasury Inflation Indexed Bonds	0	0.080	Maturity	10/14/2021	172,200	0	0	0	0
JPM	Receive	United States Treasury Inflation Indexed Bonds	0	0.080	Maturity	10/08/2021	127,900	0	(82)	0	(82)

								$0	$(277)	$0	$(277)

Total Swap Agreements								$304	$(3,665)	$68	$(3,429)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	43

Schedule of Investments PIMCO Real Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$2,000	$0	$0	$2,000	$(1,962)	$(38)	$(3,152)	$(5,152)	$(3,152)	$3,469	$317
BPS	2,809	9,872	0	12,681	(356)	(9,569)	(195)	(10,120)	2,561	(2,720)	(159)
BRC	1	2,649	0	2,650	0	(2,820)	0	(2,820)	(170)	0	(170)
CBK	2,115	0	0	2,115	(796)	(30)	0	(826)	1,289	(1,418)	(129)
DUB	0	0	0	0	0	(57)	0	(57)	(57)	(19)	(76)
FBF	0	0	0	0	0	(19)	0	(19)	(19)	0	(19)
GLM	711	0	0	711	(39)	(254)	0	(293)	418	(1,910)	(1,492)
GSC	0	0	0	0	0	(11)	0	(11)	(11)	73	62
GST	0	0	0	0	0	(89)	0	(89)	(89)	0	(89)
HUS	2,688	0	0	2,688	(13)	0	0	(13)	2,675	(4,050)	(1,375)
JPM	3,669	0	0	3,669	(154)	(76)	(82)	(312)	3,357	(3,100)	257
MYC	0	4,442	0	4,442	0	(4,319)	0	(4,319)	123	(3,766)	(3,643)
MYI	7,097	0	0	7,097	(2,799)	0	0	(2,799)	4,298	(3,889)	409
NGF	0	0	0	0	0	(9)	0	(9)	(9)	0	(9)
RBC	0	0	0	0	(150)	0	0	(150)	(150)	0	(150)
SAL	0	1	68	69	0	(611)	0	(611)	(542)	686	144
SCX	2,196	0	0	2,196	(55)	0	0	(55)	2,141	(2,450)	(309)
SOG	5,095	0	0	5,095	0	0	0	0	5,095	(4,850)	245
TOR	18,291	0	0	18,291	(13)	0	0	(13)	18,278	(10,170)	8,108
UAG	3	0	0	3	(243)	0	0	(243)	(240)	423	183

Total Over the Counter	$46,675	$16,964	$68	$63,707	$(6,580)	$(17,902)	$(3,429)	$(27,911)

(l)

Securities with an aggregate market value of $4,682 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

44	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$1,876	$0	$0	$0	$6,613	$8,489
Swap Agreements	0	0	0	0	4,359	4,359

	$1,876	$0	$0	$0	$10,972	$12,848

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$46,675	$0	$46,675
Purchased Options	0	0	0	0	16,964	16,964
Swap Agreements	0	68	0	0	0	68

	$0	$68	$0	$46,675	$16,964	$63,707

	$1,876	$68	$0	$46,675	$27,936	$76,555

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,747	$4,747
Swap Agreements	0	0	0	0	211	211

	$0	$0	$0	$0	$4,958	$4,958

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,580	$0	$6,580
Written Options	0	590	0	0	17,312	17,902
Swap Agreements	0	0	0	0	3,429	3,429

	$0	$590	$0	$6,580	$20,741	$27,911

	$0	$590	$0	$6,580	$25,699	$32,869

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$1,529	$0	$0	$0	$(36,201)	$(34,672)
Swap Agreements	0	13	0	0	2,176	2,189

	$1,529	$13	$0	$0	$(34,025)	$(32,483)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,523	$0	$36,523
Purchased Options	0	0	0	0	(1,019)	(1,019)
Written Options	0	1,305	0	0	5,622	6,927
Swap Agreements	0	31	0	0	27,365	27,396

	$0	$1,336	$0	$36,523	$31,968	$69,827

	$1,529	$1,349	$0	$36,523	$(2,057)	$37,344

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	45

Schedule of Investments PIMCO Real Return Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(1,731)	$0	$0	$0	$2,105	$374
Swap Agreements	0	0	0	0	(46,915)	(46,915)

	$(1,731)	$0	$0	$0	$(44,810)	$(46,541)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,309)	$0	$(11,309)
Purchased Options	0	0	0	0	(1,212)	(1,212)
Written Options	0	(222)	0	0	2,220	1,998
Swap Agreements	0	(16)	0	0	1,437	1,421

	$0	$(238)	$0	$(11,309)	$2,445	$(9,102)

	$(1,731)	$(238)	$0	$(11,309)	$(42,365)	$(55,643)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$548,695	$0	$548,695
Industrials	0	6,344	0	6,344
Utilities	0	2,439	0	2,439
U.S. Government Agencies	0	629,989	0	629,989
U.S. Treasury Obligations	0	11,465,265	0	11,465,265
Non-Agency Mortgage-Backed Securities	0	295,736	0	295,736
Asset-Backed Securities	0	855,080	0	855,080
Sovereign Issues	0	1,298,694	0	1,298,694
Preferred Securities
Banking & Finance	0	8,491	0	8,491
Utilities	0	0	52,640	52,640
Short-Term Instruments
Repurchase Agreements	0	1,219	0	1,219
U.S. Treasury Bills	0	73	0	73

	$0	$15,112,025	$52,640	$15,164,665

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,794	$0	$0	$15,794

Total Investments	$15,794	$15,112,025	$52,640	$15,180,459

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,768	6,080	0	12,848
Over the counter	0	63,707	0	63,707

	$6,768	$69,787	$0	$76,555

46	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(3,234)	$(1,724)	$0	$(4,958)
Over the counter	(9)	(27,902)	0	(27,911)

	$(3,243)	$(29,626)	$0	$(32,869)

Total Financial Derivative Instruments	$3,525	$40,161	$0	$43,686

Totals	$19,319	$15,152,186	$52,640	$15,224,145

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	47

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

48	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	49

Notes to Financial Statements (Cont.)

Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed

50	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	51

Notes to Financial Statements (Cont.)

and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn,

52	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	53

Notes to Financial Statements (Cont.)

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.

54	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	55

Notes to Financial Statements (Cont.)

broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$6,022	$2,069,121	$(2,059,400)	$50	$1	$15,794	$20	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

56	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	57

Notes to Financial Statements (Cont.)

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2021, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and

58	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	59

Notes to Financial Statements (Cont.)

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

60	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to each Fund of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	61

Notes to Financial Statements (Cont.)

Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

62	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	63

Notes to Financial Statements (Cont.)

centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

64	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	65

Notes to Financial Statements (Cont.)

standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront

66	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	67

Notes to Financial Statements (Cont.)

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including

68	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Inflation-Indexed Security Risk  is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	69

Notes to Financial Statements (Cont.)

investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

70	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	71

Notes to Financial Statements (Cont.)

sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an

72	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.20%	0.30%	0.40%(1)	0.20%	0.35%	0.35%	0.35%

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.50% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	73

Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.50%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets

74	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2021, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $8,421.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Purchases	Sales

$385,756	$43,884

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	75

Notes to Financial Statements (Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$8,004,802	$7,858,486	$703,155	$148,266

†	A zero balance may reflect actual amounts rounding to less than one thousand.

76	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2021

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	122,993	$1,508,637	318,980	$3,833,702

I-2	32,343	397,180	51,507	623,866

I-3	1,348	16,612	2,310	27,577

Administrative Class	32,186	394,686	55,092	671,597

Class A	13,903	170,763	43,780	528,913

Class C	2,442	30,023	3,036	36,845

Class R	2,313	28,428	6,454	77,822

Issued as reinvestment of distributions

Institutional Class	20,654	254,119	14,069	170,805

I-2	3,013	37,070	1,814	22,006

I-3	92	1,130	55	673

Administrative Class	2,695	33,171	1,247	15,177

Class A	4,106	50,511	2,932	35,564

Class C	180	2,209	142	1,726

Class R	620	7,626	412	5,009

Cost of shares redeemed

Institutional Class	(122,860)	(1,510,943)	(228,336)	(2,739,537)

I-2	(15,859)	(194,505)	(36,485)	(436,431)

I-3	(333)	(4,083)	(999)	(12,095)

Administrative Class	(58,293)	(718,172)	(13,093)	(157,896)

Class A	(15,884)	(194,921)	(60,959)	(735,866)

Class C	(881)	(10,806)	(9,255)	(111,947)

Class R	(2,580)	(31,635)	(6,839)	(82,247)

Net increase (decrease) resulting from Fund share transactions	22,198	$267,100	145,864	$1,775,263

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	77

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2021

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2021, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$178,330

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$14,318,680	$1,069,006	$(197,430)	$871,576

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

78	PIMCO REAL RETURN FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BOS	BofA Securities, Inc.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services LLC
BSN	The Bank of Nova Scotia - Toronto	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
CIB	Canadian Imperial Bank of Commerce	RBC	Royal Bank of Canada
DEU	Deutsche Bank Securities, Inc.	RCY	Royal Bank of Canada
DUB	Deutsche Bank AG	SAL	Citigroup Global Markets, Inc.
FBF	Credit Suisse International	SCX	Standard Chartered Bank, London
FICC	Fixed Income Clearing Corporation	SOG	Societe Generale Paris
GLM	Goldman Sachs Bank USA	STR	State Street FICC Repo
GRE	NatWest Markets Securities Inc.	TOR	The Toronto-Dominion Bank
GSC	Goldman Sachs & Co. LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
IDR	Indonesian Rupiah	TRY	Turkish New Lira
INR	Indian Rupee	TWD	Taiwanese Dollar
JPY	Japanese Yen	USD (or $)	United States Dollar
KRW	South Korean Won

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPTFEMU	Eurozone HICP ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CMBX	Commercial Mortgage-Backed Index	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	OAT	Obligations Assimilables du Trésor
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	oz.	Ounce
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	79

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information

80	PIMCO REAL RETURN FUND

(Unaudited)

regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory services provided by Gurtin to the PIMCO

82	PIMCO REAL RETURN FUND

(Unaudited)

California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	83

Approval of Investment Advisory Contract and Other Agreements (Cont.)

investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer

84	PIMCO REAL RETURN FUND

(Unaudited)

Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment

86	PIMCO REAL RETURN FUND

(Unaudited)

of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	87

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

88	PIMCO REAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4015SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

PIMCO Short-Term Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium

2	PIMCO SHORT-TERM FUND

term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	3

Chairman’s Letter (Cont.)

several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO SHORT-TERM FUND

Important Information About the PIMCO Short-Term Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	5

Important Information About the PIMCO Short-Term Fund (Cont.)

The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and

6	PIMCO SHORT-TERM FUND

represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status

PIMCO Short- Term Fund	10/07/87	10/07/87	04/30/08	04/27/18	02/01/96	01/20/97	01/20/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	7

Important Information About the PIMCO Short-Term Fund (Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling 888.877.4626. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Fund is uncertain.

8	PIMCO SHORT-TERM FUND

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Fund is uncertain at this time.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	9

PIMCO Short-Term Fund

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	0.10%	0.72%	2.12%	1.92%	4.08%
PIMCO Short-Term Fund I-2	0.05%	0.62%	2.02%	1.82%	3.99%
PIMCO Short-Term Fund I-3	0.03%	0.57%	1.97%	1.77%	3.93%
PIMCO Short-Term Fund Administrative Class	(0.02)%	0.47%	1.87%	1.67%	3.82%
PIMCO Short-Term Fund Class A	(0.02)%	0.47%	1.87%	1.67%	3.72%
PIMCO Short-Term Fund Class A (adjusted)	(2.27)%	(1.79)%	1.41%	1.44%	3.65%
PIMCO Short-Term Fund Class C	(0.17)%	0.16%	1.57%	1.37%	3.41%
PIMCO Short-Term Fund Class C (adjusted)	(1.17)%	(0.83)%	1.57%	1.37%	3.41%
PIMCO Short-Term Fund Class R	(0.15)%	0.22%	1.62%	1.42%	3.53%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	2.98%♦
Lipper Ultra-Short Obligation Funds Average	0.16%	0.56%	1.54%	1.16%	3.92%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.47% for Institutional Class shares, 0.57% for I-2 shares, 0.67% for I-3 shares, 0.72% for Administrative Class shares, 0.72% for Class A shares, 1.02% for Class C shares, and 0.97% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO SHORT-TERM FUND

Institutional Class - PTSHX	I-2 - PTSPX	I-3 - PTSNX	Administrative Class - PSFAX
Class A - PSHAX	Class C - PFTCX	Class R - PTSRX

Allocation Breakdown as of September 30, 2021†§

Corporate Bonds & Notes	28.9%
Short-Term Instruments‡	18.3%
U.S. Government Agencies	15.3%
Asset-Backed Securities	14.8%
Non-Agency Mortgage-Backed Securities	11.3%
U.S. Treasury Obligations	9.8%
Sovereign Issues	1.2%
Other	0.4%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Short-Term Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Select holdings of securitized credit contributed to relative performance, as holdings of collateralized loan obligations provided positive total return.

»	Holdings of investment grade corporate credit contributed to relative performance, as the asset class provided positive total returns.

»	Holdings of agency mortgage-backed securities contributed to relative performance, as the asset class provided positive total return.
»	Overweight exposure to Canadian duration on the 2-year portion of the curve detracted from relative performance, as local interest rates rose.

»	Holdings of government agency securities detracted from relative performance due to security selection within agency bonds.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	11

Expense Example PIMCO Short-Term Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,001.00	$2.26	$1,000.00	$1,022.81	$2.28	0.45%
I-2	1,000.00	1,000.50	2.76	1,000.00	1,022.31	2.79	0.55
I-3	1,000.00	1,000.30	3.01	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	999.80	3.51	1,000.00	1,021.56	3.55	0.70
Class A	1,000.00	999.80	3.51	1,000.00	1,021.56	3.55	0.70
Class C	1,000.00	998.30	5.01	1,000.00	1,020.05	5.06	1.00
Class R	1,000.00	998.50	4.76	1,000.00	1,020.31	4.81	0.95

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO SHORT-TERM FUND

Benchmark Description

Index*	Benchmark Description

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	13

Financial Highlights PIMCO Short-Term Fund

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2021 - 09/30/2021+	$9.84	$0.03	$(0.02)	$0.01	$(0.03)	$0.00	$0.00	$(0.03)

03/31/2021	9.49	0.11	0.38	0.49	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.80	0.26	(0.30)	(0.04)	(0.27)	0.00	0.00	(0.27)

03/31/2019	9.85	0.26	(0.03)	0.23	(0.26)	(0.02)	0.00	(0.28)

03/31/2018	9.82	0.19	0.02	0.21	(0.18)	0.00	0.00	(0.18)

03/31/2017	9.66	0.17	0.16	0.33	(0.14)	0.00	(0.03)	(0.17)

I-2

04/01/2021 - 09/30/2021+	9.84	0.03	(0.02)	0.01	(0.03)	0.00	0.00	(0.03)

03/31/2021	9.49	0.11	0.37	0.48	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.80	0.25	(0.30)	(0.05)	(0.26)	0.00	0.00	(0.26)

03/31/2019	9.85	0.25	(0.03)	0.22	(0.25)	(0.02)	0.00	(0.27)

03/31/2018	9.82	0.18	0.02	0.20	(0.17)	0.00	0.00	(0.17)

03/31/2017	9.66	0.16	0.16	0.32	(0.13)	0.00	(0.03)	(0.16)

I-3

04/01/2021 - 09/30/2021+	9.84	0.03	(0.03)	0.00	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.49	0.10	0.38	0.48	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.80	0.25	(0.31)	(0.06)	(0.25)	0.00	0.00	(0.25)

04/27/2018 - 03/31/2019	9.88	0.24	(0.07)	0.17	(0.23)	(0.02)	0.00	(0.25)

Administrative Class

04/01/2021 - 09/30/2021+	9.84	0.02	(0.02)	0.00	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.49	0.13	0.34	0.47	(0.12)	0.00	0.00	(0.12)

03/31/2020	9.80	0.24	(0.31)	(0.07)	(0.24)	0.00	0.00	(0.24)

03/31/2019	9.85	0.23	(0.02)	0.21	(0.24)	(0.02)	0.00	(0.26)

03/31/2018	9.82	0.17	0.01	0.18	(0.15)	0.00	0.00	(0.15)

03/31/2017	9.66	0.15	0.16	0.31	(0.12)	0.00	(0.03)	(0.15)

Class A

04/01/2021 - 09/30/2021+	9.84	0.02	(0.02)	0.00	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.49	0.09	0.38	0.47	(0.12)	0.00	0.00	(0.12)

03/31/2020	9.80	0.24	(0.31)	(0.07)	(0.24)	0.00	0.00	(0.24)

03/31/2019	9.85	0.23	(0.02)	0.21	(0.24)	(0.02)	0.00	(0.26)

03/31/2018	9.82	0.17	0.01	0.18	(0.15)	0.00	0.00	(0.15)

03/31/2017	9.66	0.15	0.16	0.31	(0.12)	0.00	(0.03)	(0.15)

14	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.82	0.10%	$11,838,272	0.45	%*	0.45	%*	0.45	%*	0.45	%*	0.66	%*	30%

9.84	5.21	10,965,709	0.47		0.47		0.45		0.45		1.14		94

9.49	(0.48)	7,793,178	0.55		0.55		0.45		0.45		2.68		222

9.80	2.31	10,930,485	0.50		0.50		0.45		0.45		2.63		104

9.85	2.11	10,792,869	0.57		0.57		0.45		0.45		1.98		156

9.82	3.49	7,238,471	0.53		0.53		0.45		0.45		1.76		324

9.82	0.05	3,115,372	0.55	*	0.55	*	0.55	*	0.55	*	0.57	*	30

9.84	5.10	3,150,987	0.57		0.57		0.55		0.55		1.07		94

9.49	(0.58)	2,762,049	0.65		0.65		0.55		0.55		2.58		222

9.80	2.21	3,915,317	0.60		0.60		0.55		0.55		2.56		104

9.85	2.00	2,323,358	0.67		0.67		0.55		0.55		1.87		156

9.82	3.38	1,713,191	0.63		0.63		0.55		0.55		1.65		324

9.82	0.03	54,306	0.60	*	0.65	*	0.60	*	0.65	*	0.51	*	30

9.84	5.05	50,189	0.62		0.67		0.60		0.65		1.01		94

9.49	(0.63)	38,892	0.70		0.75		0.60		0.65		2.57		222

9.80	1.70	80,706	0.65	*	0.70	*	0.60	*	0.65	*	2.71	*	104

9.82	(0.02)	27,684	0.70	*	0.70	*	0.70	*	0.70	*	0.41	*	30

9.84	4.94	28,626	0.72		0.72		0.70		0.70		1.38		94

9.49	(0.73)	1,500,981	0.80		0.80		0.70		0.70		2.43		222

9.80	2.06	1,864,756	0.75		0.75		0.70		0.70		2.37		104

9.85	1.85	1,927,190	0.82		0.82		0.70		0.70		1.72		156

9.82	3.23	1,677,360	0.78		0.78		0.70		0.70		1.51		324

9.82	(0.02)	1,697,372	0.70	*	0.70	*	0.70	*	0.70	*	0.41	*	30

9.84	4.94	1,681,053	0.72		0.72		0.70		0.70		0.92		94

9.49	(0.73)	1,370,799	0.80		0.80		0.70		0.70		2.41		222

9.80	2.06	1,680,136	0.75		0.75		0.70		0.70		2.38		104

9.85	1.85	1,728,328	0.82		0.82		0.70		0.70		1.72		156

9.82	3.23	903,392	0.78		0.78		0.70		0.70		1.50		324

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	15

Financial Highlights PIMCO Short-Term Fund (Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2021 - 09/30/2021+	$9.84	$0.01	$(0.03)	$(0.02)	$(0.00)	$0.00	$0.00	$(0.00)

03/31/2021	9.49	0.06	0.38	0.44	(0.09)	0.00	0.00	(0.09)

03/31/2020	9.80	0.21	(0.31)	(0.10)	(0.21)	0.00	0.00	(0.21)

03/31/2019	9.85	0.21	(0.03)	0.18	(0.21)	(0.02)	0.00	(0.23)

03/31/2018	9.82	0.14	0.01	0.15	(0.12)	0.00	0.00	(0.12)

03/31/2017	9.66	0.12	0.16	0.28	(0.09)	0.00	(0.03)	(0.12)

Class R

04/01/2021 - 09/30/2021+	9.84	0.01	(0.02)	(0.01)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.49	0.07	0.37	0.44	(0.09)	0.00	0.00	(0.09)

03/31/2020	9.80	0.21	(0.30)	(0.09)	(0.22)	0.00	0.00	(0.22)

03/31/2019	9.85	0.21	(0.03)	0.18	(0.21)	(0.02)	0.00	(0.23)

03/31/2018	9.82	0.14	0.02	0.16	(0.13)	0.00	0.00	(0.13)

03/31/2017	9.66	0.12	0.17	0.29	(0.10)	0.00	(0.03)	(0.13)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.82	(0.17)%	$88,749	1.00	%*	1.00	%*	1.00	%*	1.00	%*	0.11	%*	30%

9.84	4.63	102,373	1.02		1.02		1.00		1.00		0.66		94

9.49	(1.03)	125,668	1.10		1.10		1.00		1.00		2.13		222

9.80	1.76	172,777	1.05		1.05		1.00		1.00		2.10		104

9.85	1.55	136,018	1.12		1.12		1.00		1.00		1.41		156

9.82	2.92	174,228	1.08		1.08		1.00		1.00		1.21		324

9.82	(0.15)	143,182	0.95	*	0.95	*	0.95	*	0.95	*	0.16	*	30

9.84	4.68	110,040	0.97		0.97		0.95		0.95		0.69		94

9.49	(0.98)	107,765	1.05		1.05		0.95		0.95		2.17		222

9.80	1.81	128,331	1.00		1.00		0.95		0.95		2.13		104

9.85	1.60	122,140	1.07		1.07		0.95		0.95		1.47		156

9.82	2.97	116,464	1.03		1.03		0.95		0.95		1.25		324

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	17

Statement of Assets and Liabilities PIMCO Short-Term Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$15,684,171
Investments in Affiliates	3,294,437

Financial Derivative Instruments
Exchange-traded or centrally cleared	407
Over the counter	20,350
Deposits with counterparty	13,112
Foreign currency, at value	4,111
Receivable for investments sold	149,458
Receivable for TBA investments sold	51,550
Receivable for Fund shares sold	22,957
Interest and/or dividends receivable	40,979
Dividends receivable from Affiliates	770
Reimbursement receivable from PIMCO	2

Total Assets	19,282,304

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$908,631
Payable for sale-buyback transactions	942,996
Payable for short sales	149,207

Financial Derivative Instruments
Exchange-traded or centrally cleared	5,000
Over the counter	5,356
Payable for investments purchased	115,544
Payable for investments in Affiliates purchased	770
Payable for TBA investments purchased	110,624
Deposits from counterparty	15,817
Payable for Fund shares redeemed	56,094
Distributions payable	318
Overdraft due to custodian	8
Accrued investment advisory fees	3,483
Accrued supervisory and administrative fees	3,044
Accrued distribution fees	57
Accrued servicing fees	399
Other liabilities	19

Total Liabilities	2,317,367

Net Assets	$16,964,937

Net Assets Consist of:

Paid in capital	$17,172,810
Distributable earnings (accumulated loss)	(207,873)

Net Assets	$16,964,937

Cost of investments in securities	$15,620,126
Cost of investments in Affiliates	$3,294,758
Cost of foreign currency held	$4,479
Proceeds received on short sales	$149,180
Cost or premiums of financial derivative instruments, net	$(20,938)

* Includes repurchase agreements of:	$6,122

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO SHORT-TERM FUND	See Accompanying Notes

September 30, 2021 (Unaudited)

Net Assets:

Institutional Class	$11,838,272
I-2	3,115,372
I-3	54,306
Administrative Class	27,684
Class A	1,697,372
Class C	88,749
Class R	143,182

Shares Issued and Outstanding:

Institutional Class	1,205,838
I-2	317,333
I-3	5,532
Administrative Class	2,820
Class A	172,895
Class C	9,040
Class R	14,585

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.82
I-2	9.82
I-3	9.82
Administrative Class	9.82
Class A	9.82
Class C	9.82
Class R	9.82

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	19

Statement of Operations PIMCO Short-Term Fund

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$87,248
Dividends from Investments in Affiliates	5,182
Total Income	92,430

Expenses:

Investment advisory fees	20,740
Supervisory and administrative fees	18,196
Distribution and/or servicing fees - Administrative Class	36
Distribution fees - Class C	143
Distribution fees - Class R	149
Servicing fees - Class A	2,092
Servicing fees - Class C	119
Servicing fees - Class R	149
Trustee fees	37
Interest expense	28
Total Expenses	41,689
Waiver and/or Reimbursement by PIMCO	(13)
Net Expenses	41,676

Net Investment Income (Loss)	50,754

Net Realized Gain (Loss):

Investments in securities	9,551
Investments in Affiliates	(164)
Exchange-traded or centrally cleared financial derivative instruments	(30,802)
Over the counter financial derivative instruments	65,847
Short sales	182
Foreign currency	(1,261)

Net Realized Gain (Loss)	43,353

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(29,204)
Investments in Affiliates	(85)
Exchange-traded or centrally cleared financial derivative instruments	(25,809)
Over the counter financial derivative instruments	(28,706)
Short sales	(23)
Foreign currency assets and liabilities	(667)

Net Change in Unrealized Appreciation (Depreciation)	(84,494)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,613

* Foreign tax withholdings	$23

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO SHORT-TERM FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Short-Term Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$50,754	$160,252
Net realized gain (loss)	43,353	(197,930)
Net change in unrealized appreciation (depreciation)	(84,494)	728,100

Net Increase (Decrease) in Net Assets Resulting from Operations	9,613	690,422

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(35,352)	(135,569)
I-2	(8,015)	(39,724)
I-3	(125)	(549)
Administrative Class	(52)	(6,277)
Class A	(3,049)	(18,309)
Class C	(31)	(1,115)
Class R	(68)	(1,046)

Total Distributions(a)	(46,692)	(202,589)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	913,039	1,901,812

Total Increase (Decrease) in Net Assets	875,960	2,389,645

Net Assets:

Beginning of period	16,088,977	13,699,332
End of period	$16,964,937	$16,088,977

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	21

Schedule of Investments PIMCO Short-Term Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Delos Finance SARL
1.882% (LIBOR03M + 1.750%) due 10/06/2023 ~		$420	$420

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		11,555	11,277

Total Loan Participations and Assignments (Cost $11,828)			11,697

CORPORATE BONDS & NOTES 32.4%

BANKING & FINANCE 19.5%

ADCB Finance Cayman Ltd.
1.405% (BBSW3M + 1.380%) due 10/25/2022 ~	AUD	14,950	10,887

AerCap Ireland Capital DAC
3.500% due 05/26/2022		$7,440	7,565
3.950% due 02/01/2022		3,500	3,530
4.450% due 12/16/2021		30,705	30,851
4.500% due 09/15/2023		10,218	10,890
4.625% due 07/01/2022		23,390	24,090

Air Lease Corp.
2.250% due 01/15/2023		14,250	14,564
2.750% due 01/15/2023		12,800	13,142
3.500% due 01/15/2022		7,991	8,060
4.250% due 02/01/2024		1,800	1,932

Aircastle Ltd.
4.400% due 09/25/2023		13,400	14,274
5.000% due 04/01/2023		26,748	28,423

Ally Financial, Inc.
4.125% due 02/13/2022		24,942	25,276
4.625% due 05/19/2022		1,901	1,951

Aozora Bank Ltd.
2.550% due 09/09/2022		8,770	8,912

Aviation Capital Group LLC
2.875% due 01/20/2022		71,223	71,597
3.875% due 05/01/2023		11,483	11,985

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		24,800	25,527
3.625% due 05/01/2022		5,180	5,258
5.125% due 10/01/2023		3,900	4,192
5.500% due 01/15/2023		12,300	12,941

Banco Santander Chile
1.321% (US0003M + 1.200%) due 11/28/2021 ~		23,600	23,626
2.700% due 01/10/2025		5,200	5,415

Banco Santander S.A.
1.675% due 01/19/2023 •	AUD	2,400	1,759

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bangkok Bank PCL
3.875% due 09/27/2022		$6,049	$6,242

Bank of America Corp.
2.604% due 03/15/2023 •(e)	CAD	7,980	6,362
3.228% due 06/22/2022 (e)		200	161

Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		$69,908	71,131
1.555% (US0003M + 1.430%) due 02/15/2023 ~		21,989	22,093
1.811% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	7,000	5,173
2.167% (BBSW3M + 2.150%) due 06/26/2024 ~		1,750	1,320
3.250% due 06/26/2024		2,000	1,527
4.338% due 05/16/2024 •		$700	741
4.610% due 02/15/2023 •		21,400	21,728

BNP Paribas S.A.
1.763% (BBSW3M + 1.750%) due 12/16/2022 ~	AUD	1,800	1,324

BOC Aviation Ltd.
1.257% (US0003M + 1.125%) due 09/26/2023 ~		$14,410	14,461
2.750% due 09/18/2022		42,100	42,766
3.000% due 05/23/2022		13,827	13,974

Brixmor Operating Partnership LP
1.176% (US0003M + 1.050%) due 02/01/2022 ~		35,500	35,581

Cantor Fitzgerald LP
4.875% due 05/01/2024		4,900	5,345
6.500% due 06/17/2022		20,592	21,433

CIT Group, Inc.
5.000% due 08/15/2022		101,172	104,840

Citigroup, Inc.
0.981% due 05/01/2025 •(e)		13,100	13,146
1.143% (US0003M + 1.023%) due 06/01/2024 ~		23,640	23,962
1.224% (US0003M + 1.100%) due 05/17/2024 ~		72,478	73,609
1.745% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	7,375	5,472

22	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CK Hutchison International Ltd.
2.875% due 04/05/2022		$232	$235

CNH Industrial Capital LLC
4.375% due 04/05/2022		2,966	3,023

Credit Agricole S.A.
1.175% (US0003M + 1.050%) due 03/22/2024 ~		41,800	42,319

Credit Suisse Group AG
1.316% (US0003M + 1.200%) due 12/14/2023 ~		2,800	2,830
1.354% (US0003M + 1.240%) due 06/12/2024 ~		25,720	26,123
2.193% due 06/05/2026 •		8,700	8,867
3.574% due 01/09/2023		4,900	4,940

Danske Bank A/S
0.976% due 09/10/2025 •		5,000	4,993
1.171% due 12/08/2023 •		117,651	118,236
1.174% (US0003M + 1.060%) due 09/12/2023 ~		31,789	32,168
5.000% due 01/12/2023 •		2,000	2,023
5.375% due 01/12/2024		23,844	26,174

Deutsche Bank AG
0.898% due 05/28/2024 (e)		13,600	13,591
1.315% (US0003M + 1.190%) due 11/16/2022 ~		750	757
1.354% (US0003M + 1.230%) due 02/27/2023 ~		16,810	17,001
1.421% (BBSW3M + 1.400%) due 01/30/2023 ~	AUD	1,410	1,029
4.250% due 10/14/2021		$24,545	24,572

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		767	766

First Abu Dhabi Bank PJSC
0.975% (US0003M + 0.850%) due 08/08/2023 ~		4,200	4,225
1.076% (US0003M + 0.950%) due 04/16/2022 ~		36,861	36,989

Ford Credit Canada Co.
2.766% due 06/22/2022 (e)	CAD	500	399

Ford Motor Credit Co. LLC
0.999% (US0003M + 0.880%) due 10/12/2021 ~		$22,900	22,900

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.402% (US0003M + 1.270%) due 03/28/2022 ~		$3,440	$3,443
2.979% due 08/03/2022		6,600	6,680
3.087% due 01/09/2023		400	406
3.219% due 01/09/2022		22,255	22,339
3.278% (US0003M + 3.140%) due 01/07/2022 ~		23,400	23,503
3.339% due 03/28/2022		2,500	2,517
3.350% due 11/01/2022		8,100	8,253
3.550% due 10/07/2022		200	204
3.813% due 10/12/2021		2,400	2,404
4.250% due 09/20/2022		5,600	5,734
5.596% due 01/07/2022		31,390	31,804

GA Global Funding Trust
0.550% (SOFRRATE + 0.500%) due 09/13/2024 ~		44,200	44,397
1.625% due 01/15/2026		15,210	15,352

GE Capital Canada Funding Co.
4.600% due 01/26/2022	CAD	16,000	12,789

General Motors Financial Co., Inc.
1.135% (US0003M + 0.990%) due 01/05/2023 ~		$5,975	6,035
1.222% (US0003M + 1.100%) due 11/06/2021 ~		41,665	41,701
1.442% (US0003M + 1.310%) due 06/30/2022 ~		20,054	20,209
1.683% (US0003M + 1.550%) due 01/14/2022 ~		61,980	62,211
3.450% due 01/14/2022		969	975
3.450% due 04/10/2022		150	152
3.550% due 07/08/2022		34,302	35,123

Goldman Sachs Group, Inc.
0.481% due 01/27/2023		24,188	24,193
0.840% due 12/09/2026 •		15,800	15,861
0.881% (US0003M + 0.750%) due 02/23/2023 ~		4,840	4,880
1.125% (US0003M + 1.000%) due 07/24/2023 ~		4,600	4,632
1.166% (US0003M + 1.050%) due 06/05/2023 ~		5,596	5,632
1.216% (BBSW3M + 1.200%) due 05/16/2023 ~	AUD	5,550	4,063
1.569% (BBSW3M + 1.550%) due 05/02/2024 ~		2,380	1,765

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	23

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.721% (US0003M + 1.600%) due 11/29/2023 ~		$775	$798
1.882% (US0003M + 1.750%) due 10/28/2027 ~		4,900	5,151
2.876% due 10/31/2022 •		17,206	17,236

Hana Bank
0.846% (US0003M + 0.700%) due 10/02/2022 ~		3,720	3,734
0.991% (US0003M + 0.875%) due 09/14/2022 ~		8,600	8,648

Harley-Davidson Financial Services, Inc.
3.350% due 02/15/2023		2,592	2,677
4.050% due 02/04/2022		9,117	9,228

HSBC Holdings PLC
1.116% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	21,730	15,845
1.125% (US0003M + 1.000%) due 05/18/2024 ~		$1,000	1,012
1.344% (US0003M + 1.230%) due 03/11/2025 ~		44,692	45,600
1.494% (US0003M + 1.380%) due 09/12/2026 ~		862	890

Hutchison Whampoa International Ltd.
3.250% due 11/08/2022		380	391

Hyundai Capital Services, Inc.
0.750% due 09/15/2023		23,500	23,486
1.320% (BBSW3M + 1.300%) due 03/30/2022 ~	AUD	1,775	1,288
3.750% due 03/05/2023		$22,144	23,061

ING Groep NV
1.060% (SOFRRATE + 1.010%) due 04/01/2027 ~		32,230	32,583
1.563% (BBSW3M + 1.550%) due 12/05/2022 ~	AUD	800	585

International Bank for Reconstruction & Development
0.850% due 02/10/2027		$117,100	115,109

International Lease Finance Corp.
8.625% due 01/15/2022		22,679	23,196

JPMorgan Chase & Co.
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~		36,600	36,905
3.220% due 03/01/2025 •		2,500	2,641

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LeasePlan Corp. NV
2.875% due 10/24/2024		$17,150	$17,958

Lloyds Banking Group PLC
1.313% (BBSW3M + 1.300%) due 03/20/2023 ~	AUD	5,310	3,891
1.412% (BBSW3M + 1.400%) due 03/07/2025 ~		9,210	6,814
2.907% due 11/07/2023 •		$10,000	10,262

Mirae Asset Securities Co. Ltd.
4.125% due 11/07/2021		16,700	16,746

Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		22,460	22,894
3.406% due 02/28/2022		6,000	6,057
3.559% due 02/28/2024		5,000	5,285
3.960% due 09/19/2023		2,000	2,120

Mizuho Financial Group, Inc.
0.759% (US0003M + 0.630%) due 05/25/2024 ~		86,169	86,751
1.109% (US0003M + 0.990%) due 07/10/2024 ~		29,800	30,200
1.114% (US0003M + 1.000%) due 09/11/2024 ~		2,000	2,027
1.425% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	17,655	12,982

Morgan Stanley
3.000% due 02/07/2024 (e)	CAD	5,000	4,112

Nationwide Building Society
3.622% due 04/26/2023 •		$12,800	13,024

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		28,845	29,454

Nissan Motor Acceptance Co. LLC
0.779% (US0003M + 0.650%) due 07/13/2022 ~		3,299	3,303
0.822% due 09/28/2022 •		50,199	50,314
1.019% (US0003M + 0.890%) due 01/13/2022 ~		91,000	91,155
1.125% due 09/16/2024		4,900	4,892
2.650% due 07/13/2022		7,708	7,826
2.800% due 01/13/2022		2,170	2,184
3.450% due 03/15/2023		800	828
3.875% due 09/21/2023		8,235	8,693

Nomura Holdings, Inc.
1.851% due 07/16/2025		73,927	75,057
2.648% due 01/16/2025		56,590	58,969

24	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nordea Bank Abp
1.061% (US0003M + 0.940%) due 08/30/2023 ~		$14,960	$15,177

OneMain Finance Corp.
5.625% due 03/15/2023		500	527
6.125% due 05/15/2022		2,600	2,672

ORIX Corp.
2.900% due 07/18/2022		21,535	21,977
3.200% due 01/19/2022		12,000	12,094

Pacific Life Global Funding
0.670% (SOFRRATE + 0.620%) due 06/04/2026 ~		20,200	20,359

Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		20,418	21,341
5.250% due 08/15/2022		53,162	55,079

Piper Jaffray Cos.
4.740% due 10/15/2021		6,900	6,960
5.200% due 10/15/2023		24,600	24,754

QNB Finance Ltd.
1.126% (US0003M + 1.000%) due 05/02/2022 ~		35,840	35,997
1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~		22,100	22,177
1.438% (US0003M + 1.320%) due 12/06/2021 ~(e)		10,000	10,005
1.769% (BBSW3M + 1.750%) due 02/01/2023 ~	AUD	35,410	25,941
3.500% due 03/28/2024		$21,000	22,299

Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		53,500	53,607
3.373% due 01/05/2024 •		14,400	14,878

SL Green Realty Corp.
4.500% due 12/01/2022		7,000	7,238

SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		8,800	8,957
3.550% due 04/15/2024		21,150	22,405
4.125% due 07/15/2023		9,410	9,946

Standard Chartered PLC
1.214% due 03/23/2025 •		6,200	6,212
1.300% (SOFRRATE + 1.250%) due 10/14/2023 ~		78,700	79,456
3.785% due 05/21/2025 •		1,708	1,821

State Bank of India
3.250% due 01/24/2022		11,748	11,840
4.000% due 01/24/2022		31,396	31,712

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumitomo Mitsui Financial Group, Inc.
1.274% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	17,650	$13,060
1.289% (BBSW3M + 1.270%) due 03/29/2022 ~		20,515	14,911

Synchrony Bank
3.000% due 06/15/2022		$500	508

Synchrony Financial
2.850% due 07/25/2022		15,049	15,324

UBS AG
0.513% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	2,000	1,446
0.891% (BBSW3M + 0.870%) due 07/30/2025 ~		97,340	71,510

Wells Fargo & Co.
1.024% due 05/17/2023 •		$3,000	3,025
2.094% due 04/25/2022 (e)	CAD	1,500	1,195
2.509% due 10/27/2023 (e)		30,900	25,087
3.184% due 02/08/2024 (e)		2,000	1,648

			3,297,462

INDUSTRIALS 10.6%

7-Eleven, Inc.
0.625% due 02/10/2023		$27,745	27,757
0.800% due 02/10/2024		26,700	26,696
0.950% due 02/10/2026		1,200	1,179

Arrow Electronics, Inc.
3.250% due 09/08/2024		4,940	5,241

Barry Callebaut Services NV
5.500% due 06/15/2023		7,450	8,028

BAT Capital Corp.
3.222% due 08/15/2024		100,844	106,943

Bayer U.S. Finance LLC
1.126% (US0003M + 1.010%) due 12/15/2023 ~		48,839	49,507

Berry Global, Inc.
0.950% due 02/15/2024		18,616	18,660
4.875% due 07/15/2026		46,123	48,489

BOC Aviation USA Corp.
1.625% due 04/29/2024		18,200	18,344

Boeing Co.
1.433% due 02/04/2024		57,654	57,743
1.875% due 06/15/2023		11,878	12,065

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	25

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.700% due 05/01/2022		$3,000	$3,039
2.850% due 10/30/2024		6,000	6,276
4.508% due 05/01/2023		102,610	108,430

CenterPoint Energy Resources Corp.
0.620% (US0003M + 0.500%) due 03/02/2023 ~		34,300	34,306

Central Nippon Expressway Co. Ltd.
0.585% (US0003M + 0.460%) due 02/15/2022 ~		26,200	26,236
0.686% (US0003M + 0.560%) due 11/02/2021 ~		114,500	114,532
0.929% due 03/03/2022 •		37,880	37,986

Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~		161,274	165,896
4.464% due 07/23/2022		1,400	1,436
4.500% due 02/01/2024		500	541

DAE Funding LLC
1.550% due 08/01/2024		32,900	32,640
5.250% due 11/15/2021		7,400	7,407

Daimler Canada Finance, Inc.
3.300% due 08/16/2022 (e)	CAD	6,000	4,845

Daimler Finance North America LLC
0.964% (US0003M + 0.840%) due 05/04/2023 ~		$19,800	20,005

Dell International LLC
4.000% due 07/15/2024		9,000	9,740
5.450% due 06/15/2023		15,000	16,092

Delta Air Lines, Inc.
3.625% due 03/15/2022		35,150	35,464

Diamondback Energy, Inc.
0.900% due 03/24/2023		14,800	14,799

Energy Transfer LP
5.000% due 10/01/2022		7,779	8,026

Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023		197	200

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~		28,600	28,621

Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~(b)		14,200	14,221

Hyundai Capital America
0.800% due 04/03/2023		30,000	30,021
1.150% due 11/10/2022		38,900	39,122
1.250% due 09/18/2023		22,130	22,326

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 02/10/2023		$15,975	$16,331
2.850% due 11/01/2022		4,865	4,983
3.250% due 09/20/2022		12,128	12,436
4.125% due 06/08/2023		2,276	2,401
5.750% due 04/06/2023		15,298	16,409

Imperial Brands Finance PLC
3.125% due 07/26/2024		18,660	19,640
3.500% due 02/11/2023		8,321	8,567
3.500% due 07/26/2026		2,100	2,248
3.750% due 07/21/2022		67,750	69,088

Infor, Inc.
1.450% due 07/15/2023		3,400	3,437

JDE Peet’s NV
0.800% due 09/24/2024		16,900	16,857

Kraft Heinz Foods Co.
0.948% (US0003M + 0.820%) due 08/10/2022 ~		14,110	14,112

Lennar Corp.
4.125% due 01/15/2022		21,124	21,150
4.750% due 11/15/2022		31,600	32,700
4.875% due 12/15/2023		2,398	2,590
5.375% due 10/01/2022		29,835	31,289

McDonald’s Corp.
1.141% (BBSW3M + 1.130%) due 03/08/2024 ~	AUD	7,110	5,203

MGM Resorts International
7.750% due 03/15/2022		$56,721	58,352

Microchip Technology, Inc.
0.983% due 09/01/2024		27,400	27,375

Mylan, Inc.
4.200% due 11/29/2023		2,066	2,202

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		28,629	29,788

NXP BV
3.875% due 09/01/2022		4,819	4,963
4.625% due 06/01/2023		11,555	12,291

Origin Energy Finance Ltd.
5.450% due 10/14/2021		19,000	19,025

PeaceHealth Obligated Group
1.375% due 11/15/2025		2,100	2,119

Perrigo Finance Unlimited Co.
3.900% due 12/15/2024		5,818	6,170

Petronas Capital Ltd.
3.125% due 03/18/2022		900	911

Quanta Services, Inc.
0.950% due 10/01/2024		7,200	7,204

Reliance Industries Ltd.
5.400% due 02/14/2022		14,190	14,424

Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		11,200	11,905

26	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 05/15/2024		$5,000	$5,570
6.250% due 03/15/2022		23,680	23,953

Saudi Arabian Oil Co.
1.250% due 11/24/2023		2,200	2,216
2.875% due 04/16/2024		10,700	11,164

SK Broadband Co. Ltd.
3.875% due 08/13/2023		4,500	4,767

SK Telecom Co. Ltd.
3.750% due 04/16/2023		2,875	3,010

Skyworks Solutions, Inc.
0.900% due 06/01/2023		2,500	2,505

Stellantis NV
5.250% due 04/15/2023		1,500	1,602

Sutter Health
1.321% due 08/15/2025		3,800	3,816

Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		5,370	5,608

SYNNEX Corp.
1.250% due 08/09/2024		45,021	45,041

UAL Pass-Through Trust
6.636% due 01/02/2024		28	29

VMware, Inc.
1.000% due 08/15/2024		15,000	15,052
2.950% due 08/21/2022		1,400	1,429

Volkswagen Group of America Finance LLC
2.700% due 09/26/2022		2,900	2,966

VW Credit Canada, Inc.
2.650% due 06/27/2022 (e)	CAD	10,500	8,415
3.700% due 11/14/2022 (e)		20,000	16,299

			1,792,471

UTILITIES 2.3%

AT&T, Inc.
2.850% due 05/25/2024 (e)		3,500	2,866

Cleco Power LLC
0.616% (US0003M + 0.500%) due 06/15/2023 ~		$16,100	16,105

Enel Finance International NV
2.650% due 09/10/2024		1,000	1,048

FirstEnergy Corp.
3.350% due 07/15/2022		1,630	1,651

Iberdrola International BV
5.810% due 03/15/2025		6,900	7,975

Israel Electric Corp. Ltd.
6.875% due 06/21/2023		13,900	15,307

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Southern Power Co. Ltd.
0.991% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	23,580	$17,281

OGE Energy Corp.
0.703% due 05/26/2023		$23,200	23,202

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~		34,640	34,655
1.598% (US0003M + 1.480%) due 06/16/2022 ~		72,139	72,170
1.750% due 06/16/2022		93,517	93,377
3.250% due 06/15/2023 ^		2,100	2,158
3.400% due 08/15/2024 ^		4,400	4,567
3.750% due 02/15/2024 ^		6,900	7,201
3.850% due 11/15/2023 ^		2,300	2,397
4.250% due 08/01/2023		7,000	7,326

SES S.A.
3.600% due 04/04/2023		1,150	1,196

Southern California Edison Co.
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~		23,400	23,525
3.700% due 08/01/2025		1,300	1,414

Sprint Communications, Inc.
6.000% due 11/15/2022		8,800	9,264
11.500% due 11/15/2021		10,400	10,530

Sprint Corp.
7.875% due 09/15/2023		1,500	1,678

Verizon Communications, Inc.
0.840% (SOFRRATE + 0.790%) due 03/20/2026 ~		20,000	20,358
1.234% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	24,700	18,025

Vodafone Group PLC
1.062% (BBSW3M + 1.050%) due 12/13/2022 ~		1,580	1,148

			396,424

Total Corporate Bonds & Notes (Cost $5,463,669)			5,486,357

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	27

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.3%

California State General Obligation Bonds, Series 2017
0.863% (US0001M + 0.780%) due 04/01/2047 ~	$50,810	$50,831

LOUISIANA 0.1%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
0.425% (US0003M + 0.300%) due 02/15/2036 ~	17,275	16,159

PENNSYLVANIA 0.0%

Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
0.255% (US0003M + 0.130%) due 10/25/2036 ~	1,905	1,885

Total Municipal Bonds & Notes (Cost $69,285)		68,875

U.S. GOVERNMENT AGENCIES 17.2%

Fannie Mae
0.136% due 07/25/2037 •	138	136
0.144% due 12/25/2036 •	37	37
0.201% due 03/25/2036 •	18	18
0.206% due 03/25/2034 •	6	6
0.236% due 08/25/2034 •	63	62
0.286% due 02/25/2037 •	421	421
0.386% due 12/25/2028 •	79	79
0.406% due 06/25/2036 •	66	67
0.426% due 11/25/2036 •	59	59
0.434% due 09/25/2042 •	177	178
0.436% due 04/25/2036 - 03/25/2044 •	192	193
0.446% due 12/25/2044 •	6,930	6,979
0.456% due 03/25/2036 •	33	33
0.484% due 03/17/2032 •	215	215
0.486% due 06/25/2032 - 09/25/2032 •	24	24
0.487% due 05/18/2032 •	42	42
0.496% due 07/25/2044 •	3,319	3,320
0.516% due 07/25/2036 •	21	21
0.534% due 09/17/2027 •	1	1
0.536% due 10/25/2030 - 09/25/2037 •	77	77
0.546% due 07/25/2046 •	11,025	11,017
0.586% due 02/25/2022 - 04/25/2042 •	121	123
0.587% due 07/18/2027 - 05/18/2032 •	41	42
0.596% due 03/25/2046 •	2,683	2,684

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.626% due 07/25/2037 •	$118	$120
0.716% due 04/25/2031 •	45	45
0.856% due 06/25/2037 •	86	88
0.875% due 12/18/2026	143,000	141,473
0.896% due 05/25/2050 •	2,743	2,768
0.936% due 07/25/2038 •	4	4
0.986% due 04/25/2032 - 11/25/2049 •	15	15
1.086% due 11/25/2049 •	5	6
1.236% due 09/25/2023 •	3	3
1.298% due 06/01/2043 •	222	227
1.299% due 03/01/2044 - 10/01/2044 •	1,082	1,105
1.306% due 10/25/2038 •	22	23
1.532% due 01/01/2027 •	4	4
1.663% due 08/01/2035 •	13	13
1.760% due 09/01/2035 •	1	1
1.772% due 11/01/2035 •	30	30
1.785% due 06/01/2034 •	1	1
1.788% due 10/01/2035 - 01/01/2036 •	15	16
1.796% due 07/01/2034 •	2	2
1.816% due 09/01/2034 •	85	86
1.898% due 05/01/2035 •	49	49
1.930% due 05/01/2034 •	6	6
1.945% due 05/01/2035 •	10	10
1.972% due 09/01/2034 •	6	6
1.979% due 07/01/2035 •	11	12
1.987% due 09/01/2035 •	5	5
1.993% due 12/01/2035 •	7	7
2.029% due 12/01/2036 •	3	3
2.043% due 06/01/2035 •	9	9
2.069% due 02/01/2034 - 05/01/2038 •	922	975
2.090% due 06/01/2033 •	9	9
2.106% due 12/01/2036 •	5	5
2.180% due 12/01/2040 •	16	16
2.190% due 03/01/2036 •	15	16
2.198% due 09/01/2034 •	25	25
2.220% due 06/01/2035 •	24	24
2.244% due 11/01/2024 •	2	3
2.250% due 09/01/2034 •	6	6
2.265% due 06/01/2036 •	7	7
2.280% due 11/01/2035 •	7	7
2.300% due 01/01/2036 •	33	36
2.308% due 08/01/2029 •	116	116
2.335% due 10/01/2035 •	6	6
2.339% due 04/01/2029 •	2	2
2.340% due 02/01/2033 •	2	2
2.422% due 11/01/2027 - 11/01/2034 •	40	43
2.442% due 09/01/2035 •	1	1
2.848% due 07/01/2029 •	32	32
3.000% due 05/25/2028 - 06/25/2028 (a)	20,001	1,129
3.200% due 05/01/2036 •	409	426

28	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.995% due 05/01/2036 •	$9	$10
4.470% due 07/01/2028 •	2	2
5.570% due 10/25/2042 ~	138	157

Federal Home Loan Bank
0.750% due 02/24/2026	130,000	129,565
0.830% due 02/10/2027	170,000	167,614
0.850% due 02/17/2027	155,200	153,128
0.900% due 02/26/2027	195,350	192,900
0.920% due 02/26/2027	136,300	134,444
0.960% due 03/05/2026	132,300	132,176
1.000% due 03/23/2026 (i)(k)	35,783	35,768
1.000% due 07/27/2026	104,800	104,541
1.020% due 02/24/2027	219,000	217,583
1.050% due 08/13/2026	88,500	88,370
1.100% due 08/20/2026	217,670	216,360
1.110% due 07/27/2026	5,367	5,368
1.115% due 02/26/2027	110,300	109,485

Freddie Mac
0.334% due 07/15/2034 •	23	23
0.434% due 07/15/2036 •	183	185
0.446% due 02/15/2038 •	10,033	9,989
0.484% due 06/15/2031 •	32	32
0.534% due 12/15/2031 - 09/15/2041 •	403	409
0.564% due 11/15/2036 •	18	18
0.584% due 07/15/2039 - 02/15/2041 •	1,012	1,000
0.600% due 10/15/2025 (i)(k)	30,000	29,740
0.634% due 06/15/2031 •	77	78
0.650% due 10/22/2025	52,000	51,641
0.684% due 06/15/2031 - 12/15/2037 •	103	105
0.750% due 06/23/2026	41,300	40,873
0.784% due 03/15/2032 •	79	80
0.800% due 10/27/2026	109,750	108,381
0.800% due 10/28/2026 (i)	43,500	42,965
0.850% due 12/23/2026	54,000	53,366
1.084% due 11/15/2033 - 10/15/2049 •	86	88
1.292% due 10/25/2044 •	1,358	1,393
1.299% due 02/25/2045 •	493	497
1.902% due 01/15/2038 ~(a)	9,324	595
1.977% due 09/01/2035 •	39	41
1.981% due 08/01/2035 •	11	12
2.126% due 12/01/2035 •	8	8
2.150% due 08/01/2034 •	10	10
2.214% due 07/15/2035 •	12,194	12,330
2.268% due 08/01/2035 •	4	4
2.310% due 11/01/2035 •	7	7
2.375% due 02/01/2023 - 05/01/2034 •	10	11
2.381% due 07/01/2033 •	9	9
2.449% due 10/01/2033 •	4	4
2.500% due 10/25/2048	8,051	8,306
3.000% due 12/25/2046	3,384	3,408
3.500% due 12/25/2046	9,283	9,523

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 08/15/2035	$810	$911
6.500% due 07/25/2043	132	160

Ginnie Mae
0.450% due 06/20/2051 - 07/20/2051 •	314,743	313,949
0.584% due 12/20/2068 •	15,677	15,602
0.640% due 04/20/2062 •	3,143	3,158
0.690% due 10/20/2065 •	2,631	2,649
0.770% due 11/20/2065 •	5,709	5,767
0.790% due 02/20/2062 •	15,851	15,972
0.800% due 06/20/2051 •	81,085	81,039
0.860% due 10/20/2066 •	2,180	2,209
0.890% due 01/20/2066 - 06/20/2066 •	32,167	32,611
0.940% due 04/20/2066 - 11/20/2066 •	9,292	9,443
1.029% due 04/20/2067 •	3,616	3,661
1.040% due 12/20/2066 •	2,446	2,488
1.047% due 07/20/2067 •	3,742	3,798
1.080% due 11/20/2067 •	1,565	1,586
1.085% due 08/16/2039 •	150	153
1.090% due 03/20/2066 •	15,922	16,241
1.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	11	12
1.875% due 06/20/2027 - 05/20/2032 •	342	353
2.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	49	49
2.000% due 03/20/2029 - 03/20/2032 •	246	253
2.125% due 11/20/2026 - 12/20/2033 •	160	165
2.238% due 05/20/2071 •	20,320	21,908
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2025 ~	19	19
2.250% due 08/20/2027 - 08/20/2031 •	323	333
2.500% due 01/20/2049 - 10/20/2049	6,178	6,460

Small Business Administration
4.340% due 03/01/2024	11	12
5.370% due 04/01/2028	41	45
5.490% due 03/01/2028	22	24

Uniform Mortgage-Backed Security
4.000% due 04/01/2048 - 09/01/2049	69,704	74,639

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2051 - 11/01/2051	55,200	59,199

Total U.S. Government Agencies (Cost $2,927,331)		2,912,327

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	29

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 10.9%

U.S. Treasury Notes
0.375% due 09/15/2024 (g)		$1,860,500	$1,852,651

Total U.S. Treasury Obligations (Cost $1,851,115)			1,852,651

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.6%

280 Park Avenue Mortgage Trust
0.964% due 09/15/2034 •		12,400	12,417

Adjustable Rate Mortgage Trust
2.415% due 02/25/2035 ~		443	461

American Home Mortgage Assets Trust
0.466% due 05/25/2046 ^•		932	845
0.466% due 09/25/2046 ^•		385	377

American Home Mortgage Investment Trust
1.655% due 09/25/2045 •		28	28

AREIT Trust
1.180% due 07/17/2026 «•(b)		20,600	20,599
1.184% due 09/14/2036 •		23,695	23,720
2.784% due 04/15/2037 •		14,488	14,580

Ashford Hospitality Trust
0.984% due 04/15/2035 •		6,705	6,705

Atrium Hotel Portfolio Trust
1.034% due 06/15/2035 •		17,200	17,233

Avon Finance PLC
0.950% due 09/20/2048 •	GBP	53,945	72,970

BAMLL Commercial Mortgage Securities Trust
1.134% due 04/15/2036 •		$11,700	11,687
1.150% due 09/15/2038 •		4,200	4,210
1.284% due 03/15/2034 •		17,500	17,530

Banc of America Funding Trust
2.606% due 02/20/2036 ~		377	382
3.411% due 01/20/2047 ^~		45	44

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Trust
2.673% due 02/25/2036 ^~	$31	$31
4.125% due 07/20/2032 ~	4	4

Bancorp Commercial Mortgage Trust
1.214% due 09/15/2036 •	3,216	3,219

Bear Stearns Adjustable Rate Mortgage Trust
2.259% due 01/25/2034 ~	23	23
2.319% due 07/25/2033 ~	1,021	1,025
2.536% due 01/25/2034 ~	85	88
2.579% due 08/25/2033 ~	564	570
2.601% due 11/25/2034 ~	158	153
2.767% due 01/25/2035 ~	26	27
2.780% due 11/25/2030 ~	24	24
2.889% due 11/25/2034 ~	3,741	3,312
3.151% due 05/25/2047 ^~	430	431

Bear Stearns ALT-A Trust
0.406% due 02/25/2034 •	339	332
2.619% due 01/25/2036 ^~	722	727
2.622% due 05/25/2035 ~	80	81
2.910% due 09/25/2035 ^~	1,224	951
3.081% due 11/25/2036 ~	1,289	975

Bear Stearns Structured Products, Inc. Trust
2.708% due 01/26/2036 ^~	2,747	2,334
2.727% due 12/26/2046 ^~	1,709	1,552

Beast Mortgage Trust
1.300% due 03/15/2036 •	5,200	5,213

Brass PLC
0.825% due 11/16/2066 •	6,855	6,887

BWAY Mortgage Trust
1.334% due 09/15/2036 •	9,200	9,223

BX Commercial Mortgage Trust
0.784% due 01/15/2034 •	76,900	77,037

BXMT Ltd.
1.564% due 03/15/2037 •	3,100	3,115

Chase Mortgage Finance Trust
3.068% due 03/25/2037 ^~	148	151

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.336% due 08/25/2035 •	67	67

Citigroup Mortgage Loan Trust
0.156% due 01/25/2037 •	145	134
0.900% due 05/25/2051 •	15,100	15,098
1.633% due 08/25/2036 •	1,340	1,337
2.365% due 03/25/2034 ~	24	25
2.470% due 05/25/2035 •	51	52
2.480% due 10/25/2035 ^•	33	35
2.518% due 07/25/2046 ^~	111	111
2.754% due 08/25/2035 ~	212	221
3.124% due 09/25/2037 ^~	823	822
3.228% due 09/25/2059 þ	8,423	8,440
3.258% due 04/25/2066 ~	4,397	4,434

Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •	10	10

30	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Trust
0.713% due 03/10/2046 •		$953	$953

Countrywide Alternative Loan Trust
0.246% due 02/25/2047 •		80	76
0.266% due 05/25/2047 •		1,403	1,351
0.267% due 02/20/2047 ^•		2,119	1,666
0.282% due 12/20/2046 ^•		1,431	1,273
0.297% due 07/20/2046 ^•		741	588
0.466% due 09/25/2046 ^•		451	444
0.506% due 07/25/2046 •		138	133
1.092% due 12/25/2035 •		240	222
1.092% due 02/25/2036 •		172	164
3.055% due 02/25/2037 ^~		442	445
6.000% due 04/25/2037 ^		114	71
6.250% due 12/25/2033		73	75

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 05/25/2035 •		118	104
0.666% due 04/25/2035 •		9	9
0.726% due 03/25/2035 •		145	130
2.125% due 07/19/2031 ~		2	3
2.922% due 09/25/2047 ^~		71	69

Countrywide Home Loan Reperforming REMIC Trust
0.426% due 06/25/2035 •		1,319	1,282
4.702% due 01/25/2034 ^~		7	7

Credit Suisse First Boston Mortgage Securities Corp.
0.699% due 03/25/2032 ~		26	25
2.099% due 11/25/2033 ~		129	131
2.909% due 11/25/2034 ~		183	194

Credit Suisse Mortgage Capital Trust
0.850% due 07/25/2056 •		14,201	14,213
1.084% due 07/15/2032 •		15,600	15,567
1.796% due 12/27/2060 ~		13,941	13,999
2.961% due 10/27/2059 ~		18,577	18,724
2.986% due 12/26/2059 ~		2,439	2,454

Dutch Property Finance BV
0.106% due 07/28/2054 •	EUR	758	881

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~		$1,596	1,608

Eurohome UK Mortgages PLC
0.220% due 06/15/2044 •	GBP	831	1,100

European Loan Conduit
1.000% due 02/17/2030 •	EUR	10,689	12,428

Extended Stay America Trust
1.164% due 07/15/2038 •		$99,781	100,226

Finsbury Square PLC
0.850% due 03/16/2070 •	GBP	21,383	28,909
1.017% due 09/12/2068 •		1,644	2,221
1.041% due 06/16/2069 •		1,545	2,087
1.060% due 12/16/2069 •		1,897	2,572
1.350% due 06/16/2070 •		31,464	42,872

First Horizon Mortgage Pass-Through Trust
2.754% due 08/25/2035 ~		$125	99

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FirstKey Master Funding
3.000% due 05/27/2036 ~		$3,019	$3,008

Freddie Mac
0.700% due 01/25/2034 •		2,519	2,521

FWD Securitization Trust
2.240% due 01/25/2050 ~		6,588	6,690

GCAT
1.091% due 05/25/2066 ~		24,042	24,069
1.348% due 05/25/2066 ~		2,413	2,416

GCAT LLC
3.228% due 11/26/2049 þ		5,998	6,066

GCAT Trust
2.650% due 10/25/2068 ~		1,901	1,953

GCCFC Commercial Mortgage Trust
0.884% due 02/15/2038 •		16,100	16,123

Gemgarto PLC
0.640% due 12/16/2067 •	GBP	8,384	11,354

GMAC Mortgage Corp. Loan Trust
2.806% due 08/19/2034 ~		$255	243

Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	1,089	1,255
0.202% due 03/18/2039 •	GBP	1,398	1,868
0.222% due 06/18/2038 •		804	1,075

GreenPoint Mortgage Funding Trust
0.526% due 06/25/2045 •		$126	120
0.546% due 06/25/2045 •		61	54
0.626% due 11/25/2045 •		206	189

GS Mortgage Securities Trust
2.905% due 11/10/2049		36	36
3.648% due 01/10/2047		15,871	16,385

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		79,810	80,939

GS Mortgage-Backed Securities Trust
0.900% due 12/25/2051 •		11,399	11,409
0.900% due 02/25/2052 •		30,890	30,990

GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		86	93

GSR Mortgage Loan Trust
2.723% due 04/25/2036 ~		136	112
2.859% due 09/25/2035 ~		507	523
2.967% due 01/25/2036 ^~		146	151

Harben Finance PLC
0.868% due 08/20/2056 •	GBP	2,851	3,846

HarborView Mortgage Loan Trust
0.217% due 03/19/2037 •		$444	418
0.527% due 05/19/2035 •		506	490
0.567% due 03/19/2036 ^•		1,448	1,454
2.117% due 04/19/2034 ~		8	7
2.563% due 08/19/2036 ^~		19	19

Hawksmoor Mortgage Funding PLC
1.100% due 05/25/2053 •	GBP	19,951	27,004

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	31

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	104,498	$141,441

Homeward Opportunities Fund Trust
1.657% due 05/25/2065 ~		$4,114	4,135

HPLY Trust
1.084% due 11/15/2036 •		21,721	21,751

Impac CMB Trust
0.726% due 03/25/2035 •		1,593	1,579

IMT Trust
0.784% due 06/15/2034 •		6,971	6,974

IndyMac Adjustable Rate Mortgage Trust
1.544% due 01/25/2032 ~		1	1
1.659% due 01/25/2032 ~		1	1

IndyMac Mortgage Loan Trust
0.276% due 09/25/2046 •		671	636
0.446% due 07/25/2047 •		351	281
0.486% due 06/25/2046 •		296	274
0.506% due 05/25/2046 •		107	106
0.566% due 07/25/2035 •		80	79
2.881% due 12/25/2034 ~		11	11

JP Morgan Chase Commercial Mortgage Securities Corp.
4.128% due 07/05/2031		7,740	8,161

JP Morgan Chase Commercial Mortgage Securities Trust
0.934% due 12/15/2036 •		8,500	8,515
1.084% due 06/15/2032 •		2,671	2,673
1.534% due 12/15/2031 •		10,791	10,738
2.560% due 06/15/2035 •		23,840	23,779
3.093% due 07/05/2032		10,708	10,864
3.379% due 09/15/2050		4,300	4,506

JP Morgan Mortgage Trust
3.158% due 04/25/2035 ~		592	582

JPMorgan Mortgage Trust
0.900% due 02/25/2052 •		12,980	13,012
3.500% due 05/25/2050 ~		3,446	3,537
3.500% due 08/25/2050 ~		599	615

Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		4,059	4,067
1.875% due 10/25/2068 þ		20,857	20,907
3.000% due 06/25/2059 þ		3,457	3,473

Liberty Funding Pty. Ltd.
1.260% due 10/10/2049 •	AUD	1,082	785

LoanCore Issuer Ltd.
0.964% due 07/15/2035 •		$11,205	11,214

London Wall Mortgage Capital PLC
0.921% due 11/15/2049 •	GBP	1,384	1,868

Luminent Mortgage Trust
0.256% due 12/25/2036 •		$474	449
0.446% due 12/25/2036 ^•		81	77
0.486% due 10/25/2046 •		119	116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
0.296% due 04/25/2046 •	$239	$223
2.731% due 11/21/2034 ~	285	290

MASTR Alternative Loan Trust
6.000% due 08/25/2033	328	343

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.784% due 11/15/2031 •	317	325

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.524% due 12/15/2030 •	324	319
0.944% due 08/15/2032 •	22	22
2.610% due 10/20/2029 •	243	248

Merrill Lynch Mortgage Investors Trust
0.506% due 02/25/2036 •	1,603	1,603
0.586% due 11/25/2035 •	213	214
1.655% (US0006M + 1.500%) due 12/25/2032 ~	2	2

Merrill Lynch Mortgage-Backed Securities Trust
2.714% due 04/25/2037 ^~	202	207

MF1 Multifamily Housing Mortgage Loan Trust
1.014% due 07/15/2036 •	74,100	74,198

MFA Trust
1.131% due 07/25/2060 ~	2,501	2,492
1.381% due 04/25/2065 ~	24,892	24,986
1.479% due 03/25/2065 ~	3,396	3,416

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~	20,953	21,046
2.750% due 08/25/2059 ~	18,517	19,065

Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	362	366
3.040% due 04/15/2048	2,587	2,686

Morgan Stanley Capital Trust
1.084% due 05/15/2036 •	11,400	11,383

Morgan Stanley Mortgage Loan Trust
0.306% due 02/25/2047 •	747	251
2.038% due 06/25/2036 ~	33	35

MortgageIT Trust
0.826% due 12/25/2034 •	251	260

Natixis Commercial Mortgage Securities Trust
0.834% due 02/15/2033 •	5,002	5,004

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	5,625	5,637
2.750% due 07/25/2059 ~	72,168	74,666
2.750% due 11/25/2059 ~	67,425	69,453
3.500% due 12/25/2057 ~	3,115	3,211
3.500% due 10/25/2059 ~	2,410	2,525
4.500% due 05/25/2058 ~	10,755	11,630

New York Mortgage Trust
1.670% due 08/25/2061 þ	22,281	22,270

Nomura Resecuritization Trust
0.542% due 12/26/2036 •	877	873

32	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBX Trust
0.736% due 06/25/2057 •		$1,236	$1,238

One New York Plaza Trust
1.034% due 01/15/2026 •		27,900	28,026

Permanent Master Issuer PLC
0.676% due 07/15/2058 •		9,788	9,791

PFP Ltd.
0.934% due 04/14/2038 •		9,000	9,020
1.055% due 04/14/2036 •		12,455	12,469
1.100% due 08/09/2037 •		18,600	18,753
1.135% due 04/14/2037 •		1,058	1,058

Polaris PLC
1.300% due 05/27/2057 •	GBP	943	1,282

Polaris RMBS
1.300% due 04/27/2057 •		2,857	3,868

Precise Mortgage Funding PLC
0.747% due 03/12/2055 •		2,290	3,091

Pretium Mortgage Credit Partners LLC
1.992% due 02/25/2061 þ		$12,969	12,965

RBS Acceptance, Inc.
2.904% due 06/25/2024 ~		1	1

RBSSP Resecuritization Trust
0.680% due 08/26/2045 •		928	926

RCO Mortgage LLC
1.868% due 05/26/2026 þ		2,312	2,315

Ready Capital Mortgage Financing LLC
1.036% due 07/25/2036 •		6,700	6,715

Residential Accredit Loans, Inc. Trust
0.336% due 08/25/2037 •		169	162
0.386% due 08/25/2035 •		369	317
0.506% due 04/25/2046 •		145	56
1.452% due 09/25/2045 •		256	252

Residential Asset Securitization Trust
3.243% due 12/25/2034 ~		917	952
5.750% due 02/25/2036 ^		86	52

Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		10	10

Residential Mortgage Securities PLC
1.300% due 06/20/2070 •	GBP	28,705	39,074

RESIMAC Premier
0.785% due 07/10/2052 •		$11,463	11,470

Ripon Mortgages PLC
0.868% due 08/20/2056 •	GBP	94,859	128,041

RMAC PLC
0.767% due 06/12/2046 •		5,758	7,767

Sage AR Funding PLC
1.300% due 11/17/2030 •		4,800	6,487

Sequoia Mortgage Trust
0.487% due 05/20/2035 •		$1,334	1,384
0.724% due 05/20/2034 •		451	452
0.847% due 10/20/2027 •		85	84

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.936% due 01/20/2047 ^~		$85	$65
2.579% due 04/20/2035 ~		54	57

Silverstone Master Issuer PLC
0.704% due 01/21/2070 •		3,025	3,026
0.800% due 01/21/2070 •	GBP	20,064	27,261

Stanlington PLC
1.067% due 06/12/2046 •		1,417	1,913

Stratton Mortgage Funding PLC
0.950% due 07/20/2060 •		15,851	21,481
1.250% due 05/25/2051 •		7,172	9,711

Structured Adjustable Rate Mortgage Loan Trust
1.492% due 01/25/2035 ^•		$27	26
2.440% due 02/25/2034 ~		22	23
2.825% due 08/25/2035 ~		254	246

Structured Asset Mortgage Investments Trust
0.346% due 03/25/2037 •		292	117
0.466% due 07/25/2046 ^•		1,070	938
0.526% due 05/25/2036 •		2,610	2,573
0.526% due 05/25/2046 •		732	373
0.546% due 05/25/2045 •		177	179
0.587% due 07/19/2035 •		1,278	1,303
0.646% due 02/25/2036 ^•		15	15
0.667% due 07/19/2034 •		6	6
0.747% due 09/19/2032 •		7	7
0.787% due 03/19/2034 •		97	99
0.787% due 04/19/2035 •		513	511

Structured Asset Securities Corp.
5.050% due 02/25/2034 þ		1	1

Tharaldson Hotel Portfolio Trust
0.983% due 11/11/2034 •		10,207	10,221

Thornburg Mortgage Securities Trust
2.079% due 04/25/2045 ~		41	42

Towd Point Mortgage Funding
0.950% due 07/20/2045 •	GBP	43,951	59,437
1.250% due 02/20/2054 •		7,933	10,744

Towd Point Mortgage Funding PLC
0.868% (BP0003M + 0.800%) due 02/20/2045 ~		8,216	11,087
0.950% due 07/20/2045 •		1,498	2,026
1.097% due 10/20/2051 •		8,275	11,243

Tower Bridge Funding PLC
1.272% due 12/20/2061 •		3,682	4,971

Trinity Square PLC
0.899% due 07/15/2059 •		3,881	5,259

UBS-Barclays Commercial Mortgage Trust
0.873% due 04/10/2046 •		$3,091	3,086

Verus Securitization Trust
1.977% due 03/25/2060 ~		1,173	1,182

VMC Finance LLC
1.187% due 06/16/2036 •		5,254	5,264

WaMu Mortgage Pass-Through Certificates Trust
0.606% due 11/25/2045 •		49	48
0.626% due 12/25/2045 •		66	68

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	33

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.666% due 10/25/2045 •	$413	$415
0.706% due 01/25/2045 •	50	50
0.792% due 02/25/2047 ^•	247	238
0.806% due 10/25/2045 •	686	683
0.822% due 01/25/2047 •	171	172
0.832% due 01/25/2047 ^•	340	332
0.852% due 04/25/2047 •	584	566
0.866% due 01/25/2045 •	1,113	1,102
0.909% due 12/25/2046 •	707	688
0.919% due 12/25/2046 ^•	342	320
1.092% due 02/25/2046 •	890	904
1.092% due 08/25/2046 •	3,713	3,733
1.292% due 11/25/2042 •	115	114
1.492% due 06/25/2042 •	89	89
1.492% due 08/25/2042 •	141	141
1.513% due 02/27/2034 •	20	20
1.513% due 01/25/2047 •	116	116
1.763% due 07/25/2046 •	136	135
1.763% due 08/25/2046 •	1,407	1,392
1.763% due 09/25/2046 •	208	213
1.763% due 11/25/2046 •	77	76
1.782% due 12/25/2046 •	495	486
2.351% due 03/25/2033 ~	21	22
2.368% due 09/25/2033 ~	128	128
2.514% due 09/25/2033 ~	471	473
2.577% due 06/25/2034 ~	421	437
2.584% due 01/25/2037 ^~	211	212
2.707% due 04/25/2037 ^~	141	141
2.762% due 12/25/2036 ^~	128	128
2.864% due 09/25/2036 ^~	204	205
2.899% due 02/25/2037 ^~	285	271
3.029% due 02/25/2037 ^~	318	324
3.056% due 02/25/2037 ^~	696	698
3.289% due 05/25/2037 ^~	271	245

Washington Mutual Mortgage Pass-Through Certificates Trust
1.062% due 05/25/2046 ^•	248	217

Wells Fargo Commercial Mortgage Trust
0.933% due 12/13/2031 •	10,000	9,924
1.134% due 07/15/2046 •	1,855	1,855
1.634% due 01/15/2059 •	3,500	3,603
4.218% due 07/15/2046 ~	4,100	4,322

Wells Fargo-RBS Commercial Mortgage Trust
0.644% due 08/15/2047 •	11,173	11,129
0.874% due 12/15/2045 •	15,053	15,077
1.284% due 06/15/2045 •	18,992	18,983
3.369% due 11/15/2047	9,968	10,341
3.440% due 04/15/2045	394	395

Total Non-Agency Mortgage-Backed Securities (Cost $2,082,929)		2,134,572

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 16.5%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ		$8,563	$8,570

AASET U.S. Ltd.
3.844% due 01/16/2038		7,702	7,586

Accredited Mortgage Loan Trust
0.346% due 09/25/2036 •		4,382	4,340

ACE Securities Corp. Home Equity Loan Trust
0.206% due 10/25/2036 •		9	5
0.866% due 04/25/2034 •		15,886	15,717
1.121% due 10/25/2034 •		2,635	2,653

American Money Management Corp. CLO Ltd.
1.078% due 11/10/2030 •		14,600	14,599

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.866% due 05/25/2034 •		163	163

Amortizing Residential Collateral Trust
0.786% due 10/25/2031 •		120	118

AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.026% due 06/25/2029 •		88	87

Anchorage Capital CLO Ltd.
1.176% due 07/15/2030 •		54,500	54,508
1.236% due 07/15/2032 •		28,400	28,401

Apidos CLO
1.064% due 07/17/2030 •		5,900	5,900

Apres Static CLO Ltd.
1.196% due 10/15/2028 •		27,463	27,498

Aqueduct European CLO DAC
0.640% due 07/20/2030 •	EUR	29,062	33,713

Arbor Realty Commercial Real Estate Notes Ltd.
1.234% due 05/15/2037 •		$19,500	19,519

Ares CLO Ltd.
1.177% due 04/18/2031 •		10,200	10,232

ARES L CLO Ltd.
1.176% due 01/15/2032 •		15,000	14,991

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.186% due 12/25/2033 •		1,101	1,148

Arkansas Student Loan Authority
1.029% due 11/25/2043 •		2,080	2,092

Asset-Backed Funding Certificates Trust
0.786% due 06/25/2034 •		303	299
1.061% due 06/25/2033 •		882	883

Asset-Backed Securities Corp. Home Equity Loan Trust
0.166% due 05/25/2037 •		21	17
0.326% due 07/25/2036 •		1,150	1,135

Assurant CLO Ltd.
1.384% due 10/20/2029 •		8,400	8,400

34	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Senior Loan Fund Ltd.
1.004% due 04/20/2028 •		$1,325	$1,325

Bain Capital Euro DAC
0.740% due 01/20/2032 •	EUR	14,900	17,290

Basic Asset-Backed Securities Trust
0.706% due 04/25/2036 •		$240	240

Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ		1,716	1,730

Bear Stearns Asset-Backed Securities Trust
0.746% due 10/25/2032 •		106	106
0.761% due 11/25/2035 ^•		207	207
0.821% due 09/25/2035 •		4,924	4,920
0.886% due 10/27/2032 •		50	50
1.086% due 10/25/2037 •		307	308
1.086% due 11/25/2042 •		13	13
1.336% due 08/25/2037 •		234	235
5.500% due 09/25/2033 þ		5,765	5,942

Bear Stearns Second Lien Trust
1.436% due 01/25/2036 •		813	812

Birch Grove CLO Ltd.
1.246% due 06/15/2031 •		27,800	27,835

Black Diamond CLO Ltd.
0.860% due 01/20/2032 •	EUR	1,000	1,160

Bravo Mortgage Asset Trust
0.326% due 07/25/2036 •		$44	44

Brightspire Capital Ltd.
1.237% due 08/19/2038 •		15,500	15,496

Brookside Mill CLO Ltd.
0.954% due 01/17/2028 •		2,156	2,157

Carlyle Euro CLO DAC
0.700% due 01/15/2031 •	EUR	12,400	14,379

CARLYLE U.S. CLO Ltd.
1.134% due 04/20/2031 •		$12,900	12,901

Cathedral Lake CLO Ltd.
0.976% due 07/16/2029 •		23,706	23,714

Chase Funding Trust
0.726% due 08/25/2032 •		20	19

CIFC Funding Ltd.
1.075% due 10/24/2030 •		32,900	32,916

Citigroup Mortgage Loan Trust
0.146% due 07/25/2045 •		244	209

CLNC Ltd.
1.414% due 08/20/2035 •		46,900	46,946

Commonbond Student Loan Trust
2.550% due 05/25/2041		1,988	2,024

Countrywide Asset-Backed Certificates
0.376% due 05/25/2047 •		188	186
0.826% due 05/25/2032 •		138	136
1.586% due 10/25/2034 •		2,279	2,296

Countrywide Asset-Backed Certificates Trust
0.236% due 09/25/2046 •		59	58

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.886% due 10/25/2047 •		$1,612	$1,613
0.986% due 05/25/2036 •		555	554

Countrywide Asset-Backed Certificates Trust, Inc.
0.626% due 12/25/2034 •		4,246	4,167

Countrywide Asset-Backed Certificates, Inc.
0.911% due 03/25/2034 •		1,285	1,285

Credit Suisse First Boston Mortgage Securities Corp.
0.706% due 01/25/2032 •		1	1

Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		245	197
0.686% due 08/25/2035 •		2,377	2,374

Credit-Based Asset Servicing & Securitization Trust
0.146% due 11/25/2036 •		40	23

Crestline Denali CLO Ltd.
1.226% due 10/23/2031 •		29,700	29,700

CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	19,500	22,607

CWHEQ Revolving Home Equity Loan Trust
0.224% due 01/15/2037 •		$9	8

Dell Equipment Finance Trust
2.260% due 06/22/2022		10,805	10,854

Delta Funding Home Equity Loan Trust
0.904% due 09/15/2029 •		21	21

Dorchester Park CLO DAC
1.034% due 04/20/2028 •		3,640	3,646

Dryden Euro CLO BV
0.660% due 04/15/2033 •	EUR	9,400	10,840

ECMC Group Student Loan Trust
0.836% due 02/27/2068 •		$19,050	19,010
1.086% due 07/25/2069 •		10,535	10,719
1.136% due 05/25/2067 •		1,196	1,222

Edsouth Indenture LLC
0.816% due 04/25/2039 •		1,787	1,782

EFS Volunteer LLC
0.975% due 10/25/2035 •		3,125	3,137

EMC Mortgage Loan Trust
0.826% due 05/25/2040 •		26	26

Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •	EUR	3,750	4,324

Fieldstone Mortgage Investment Trust
2.261% due 08/25/2034 •		$438	438

Finance America Mortgage Loan Trust
0.911% due 08/25/2034 •		6,641	6,639

First Franklin Mortgage Loan Trust
0.246% due 11/25/2036 •		1,807	1,791

First NLC Trust
0.156% due 08/25/2037 •		381	250

FirstKey Homes Trust
1.266% due 10/19/2037		54,345	54,218

Flagship Credit Auto Trust
2.830% due 10/16/2023		602	604

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	35

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Auto Securitization Trust
2.321% due 10/15/2023	CAD	12,034	$9,568

Ford Credit Floorplan Master Owner Trust
0.684% due 09/15/2024 •		$49,200	49,456

Fremont Home Loan Trust
0.821% due 01/25/2035 •		1,469	1,465

Gallatin CLO Ltd.
1.184% due 01/21/2028 •		20,337	20,347
1.426% (US0003M + 1.050%) due 07/15/2027 ~		10,808	10,845

Greystone Commercial Real Estate Notes Ltd.
1.264% due 09/15/2037 •		16,000	16,007

GSAA Home Equity Trust
0.626% due 07/25/2037 •		739	736

GSAMP Trust
0.156% due 12/25/2036 •		297	184
0.606% due 06/25/2036 •		4,862	4,814
0.836% due 01/25/2034 •		1,223	1,222

GSRPM Mortgage Loan Trust
0.586% due 03/25/2035 •		1,906	1,899

Harvest CLO DAC
0.760% due 07/15/2031 •	EUR	9,500	10,991

HERA Commercial Mortgage Ltd.
1.137% due 02/18/2038 •		$8,300	8,297

Home Equity Asset Trust
0.671% due 07/25/2036 •		5,644	5,613
1.006% due 02/25/2033 •		1	1
1.031% due 06/25/2034 •		3,053	3,057

HSI Asset Loan Obligation Trust
0.146% due 12/25/2036 •		91	35

HSI Asset Securitization Corp. Trust
0.246% due 05/25/2037 •		99	99
0.446% due 02/25/2036 •		74	74
0.581% due 02/25/2036 •		3,068	3,001

Invesco Euro CLO DAC
0.650% due 07/15/2031 •	EUR	2,500	2,884

JP Morgan Mortgage Acquisition Trust
0.296% due 10/25/2036 •		$4,597	4,575
0.326% due 05/25/2037 •		1,437	1,430
0.356% due 07/25/2036 •		2,500	2,462

Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	6,300	7,284

KKR CLO Ltd.
1.076% due 07/15/2030 •		$12,400	12,402

Laurelin DAC
0.720% due 10/20/2031 •	EUR	31,700	36,544

LCM LP
1.134% due 07/20/2030 •		$36,100	36,109

Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		3,027	3,033
3.750% due 04/25/2059 þ		6,984	7,038

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman ABS Mortgage Loan Trust
0.176% due 06/25/2037 •		$280	$232

LL ABS Trust
1.070% due 05/15/2029		6,860	6,857

LoanCore Issuer Ltd.
1.214% due 05/15/2036 •		15,618	15,628
1.384% due 07/15/2036 •		5,000	5,009

Long Beach Mortgage Loan Trust
0.646% due 10/25/2034 •		359	351
0.786% due 03/25/2032 •		16	16
0.911% due 02/25/2034 •		122	122
1.061% due 04/25/2035 •		17,696	17,742
1.106% due 08/25/2033 •		964	962

LP Credit Card ABS Master Trust
1.638% due 08/20/2024 •		27,913	27,913

Mackay Shields EURO CLO DAC
1.550% due 08/15/2033 •	EUR	9,700	11,253

Marble Point CLO Ltd.
1.166% due 10/15/2030 •		$44,400	44,400

Marlette Funding Trust
2.690% due 09/17/2029		42	42
3.130% due 07/16/2029		284	285

Massachusetts Educational Financing Authority
1.075% due 04/25/2038 •		510	512

Master Credit Card Trust
0.574% due 07/21/2024 •		20,800	20,912

MASTR Asset-Backed Securities Trust
0.136% due 01/25/2037 •		276	106
0.186% due 11/25/2036 •		52	23
0.786% due 09/25/2034 •		7,890	7,798
0.866% due 02/25/2034 •		1,042	1,026

Merrill Lynch Mortgage Investors Trust
0.246% due 09/25/2037 •		5	3
0.326% due 02/25/2037 •		274	118
0.671% due 12/25/2036 •		1,982	1,981

MF1 Ltd.
1.175% due 10/18/2036 •		52,000	52,031
1.864% due 11/15/2035 •		42,300	42,598

MidOcean Credit CLO
1.181% due 02/20/2031 •		31,800	31,793
1.229% due 01/29/2030 •		27,900	27,887

MKS CLO Ltd.
1.134% due 07/20/2030 •		7,100	7,101

Morgan Stanley ABS Capital, Inc. Trust
0.146% due 05/25/2037 •		107	98
0.186% due 09/25/2036 •		19	9
0.706% due 12/25/2035 •		740	736
0.986% due 05/25/2034 •		14,803	14,809

Morgan Stanley Home Equity Loan Trust
1.076% due 05/25/2035 •		950	949

Morgan Stanley IXIS Real Estate Capital Trust
0.136% due 11/25/2036 •		8	4

36	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mountain View CLO LLC
1.216% due 10/16/2029 •		$13,200	$13,203

Mountain View CLO Ltd.
0.926% due 10/15/2026 •		261	262
1.246% due 04/15/2029 •		12,409	12,425

MP CLO Ltd.
1.024% due 10/18/2028 •		25,317	25,348

Nassau Ltd.
2.284% due 07/20/2029 •		9,900	9,910

Navient Private Education Loan Trust
1.084% due 04/15/2069 •		12,631	12,758
1.330% due 04/15/2069		3,198	3,209
2.650% due 12/15/2028		3,450	3,506
2.740% due 02/15/2029		1,790	1,816

Navient Private Education Refi Loan Trust
1.110% due 02/18/2070		37,500	37,648
1.170% due 09/16/2069		13,781	13,859
1.690% due 05/15/2069		20,741	21,049
2.460% due 11/15/2068		2,600	2,690

Navient Student Loan Trust
0.436% due 03/25/2067 •		6,060	6,064
0.886% due 07/26/2066 •		14,116	14,214
1.136% due 12/27/2066 •		19,524	19,854

Nelnet Student Loan Trust
0.686% due 02/27/2051 •		4,689	4,703
0.786% due 09/27/2038 •		4,356	4,345
0.886% due 09/25/2065 •		3,129	3,128
0.886% due 08/25/2067 •		35,589	35,531
0.936% due 02/25/2066 •		3,169	3,201
0.986% due 06/27/2067 •		65,495	66,687

New Century Home Equity Loan Trust
0.266% due 05/25/2036 •		204	201
1.016% due 11/25/2034 •		2,227	2,224

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.236% due 07/25/2036 •		3,634	3,494

Northstar Education Finance, Inc.
0.786% due 12/26/2031 •		2,592	2,605

NovaStar Mortgage Funding Trust
0.746% due 01/25/2036 •		5,843	5,851
1.166% due 06/25/2035 •		2,986	3,007

OAK Hill European Credit Partners DAC
0.740% due 10/20/2031 •	EUR	36,000	41,588

Oaktree CLO Ltd.
1.248% due 04/22/2030 •		$14,200	14,200

OCP CLO Ltd.
0.926% due 07/15/2027 •		254	254

OCP Euro CLO DAC
0.880% due 09/22/2034 •	EUR	9,000	10,375

Option One Mortgage Loan Trust
0.746% due 05/25/2035 •		$527	528

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OZLM Ltd.
1.155% due 05/16/2030 •		$26,200	$26,228
1.228% due 10/20/2031 •(b)		3,800	3,800

Palmer Square CLO Ltd.
0.975% due 08/15/2026 •		3,900	3,903

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	30,050	34,815

Palmer Square Loan Funding Ltd.
0.925% due 10/15/2029 •(b)		$9,400	9,400
0.931% due 02/20/2028 •		5,194	5,196

PFS Financing Corp.
0.634% due 04/15/2024 •		18,700	18,743
0.930% due 08/15/2024		14,000	14,077
2.230% due 10/15/2024		2,980	3,039

Pretium Mortgage Credit Partners LLC
2.240% due 09/27/2060 þ		5,610	5,617

RAAC Trust
0.911% due 01/25/2046 •		4,338	4,341

Renaissance Home Equity Loan Trust
0.806% due 11/25/2034 •		142	139
0.966% due 08/25/2033 •		325	322

Residential Asset Mortgage Products Trust
0.626% due 05/25/2036 •		1,095	1,095
0.776% due 10/25/2035 •		97	97
0.866% due 07/25/2035 •		959	961
1.106% due 01/25/2034 •		2,116	2,107

Residential Asset Securities Corp. Trust
0.731% due 03/25/2035 •		1,099	1,097

Saranac Clo Ltd.
1.259% due 08/13/2031 •		3,300	3,300

SBA Tower Trust
3.869% due 10/15/2049 þ		9,800	10,251

Sculptor CLO Ltd.
1.404% due 01/15/2031 •		19,700	19,694

Securitized Asset-Backed Receivables LLC Trust
0.756% due 08/25/2034 •		3,243	3,084
0.761% due 01/25/2035 •		547	535

Shackleton CLO Ltd.
1.264% due 10/20/2028 •		12,334	12,350

SLC Student Loan Trust
0.185% due 05/15/2029 •		4,884	4,859
0.226% due 03/15/2027 •		7,620	7,609
0.236% due 06/15/2029 •		2,567	2,562

SLM Student Loan Trust
0.265% due 10/25/2028 •		1,418	1,412
0.265% due 10/27/2031 •		28,441	28,356
0.275% due 10/25/2029 •		5,759	5,738
0.536% due 06/25/2043 •		10,423	10,380
0.586% due 12/15/2027 •		3,789	3,790
0.666% due 12/15/2025 •		7,043	7,044
0.675% due 01/25/2028 •		200	200
0.725% due 10/25/2029 •		18,245	18,242

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	37

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.736% due 12/27/2038 •	$1,952	$1,963
0.786% due 01/25/2029 •	4,282	4,217
0.875% due 04/25/2023 •	1,113	1,102
1.025% due 07/25/2023 •	2,281	2,274
1.625% due 04/25/2023 •	13,407	13,503
1.825% due 07/25/2023 •	4,252	4,298

SMB Private Education Loan Trust
0.936% due 09/15/2054 •	59,613	60,444
1.340% due 03/17/2053	19,100	19,122
1.534% due 02/17/2032 •	2,601	2,637
1.600% due 09/15/2054	16,187	16,382
2.340% due 09/15/2034	655	667

SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	513	514

SoFi Professional Loan Program LLC
0.686% due 07/25/2040 •	101	101
1.586% due 10/27/2036 •	1,539	1,544
2.400% due 03/26/2040	810	819
2.720% due 10/27/2036	1,009	1,016
3.020% due 02/25/2040	518	534

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	20,145	20,485
2.060% due 05/15/2046	1,979	1,982

Sound Point CLO Ltd.
1.038% due 01/23/2029 •	1,350	1,350
1.105% due 07/25/2030 •	40,700	40,721
1.128% due 01/23/2029 •	44,604	44,615
1.184% due 10/20/2028 •	9,173	9,184

Soundview Home Loan Trust
0.256% due 06/25/2036 •	1,025	1,025
0.626% due 03/25/2036 •	2,024	2,026
0.646% due 05/25/2036 •	15,365	15,331

SP-Static CLO Ltd.
1.538% due 07/22/2028 •	1,224	1,225

Specialty Underwriting & Residential Finance Trust
1.061% due 12/25/2035 •	877	878

Springleaf Funding Trust
2.680% due 07/15/2030	3,757	3,762

Stanwich Mortgage Loan Co. LLC
3.375% due 08/15/2024 þ	186	186

Steele Creek CLO Ltd.
1.031% due 05/21/2029 •	25,375	25,383

Structured Asset Investment Loan Trust
1.061% due 10/25/2033 •	7	7

Structured Asset Securities Corp. Mortgage Loan Trust
1.586% due 04/25/2035 •	339	342

Terwin Mortgage Trust
0.506% due 07/25/2037 •	1,178	1,169

Theorem Funding Trust
1.210% due 12/15/2027	13,657	13,671

THL Credit Wind River Clo Ltd.
1.164% due 04/15/2031 •	37,700	37,701

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toro European CLO DAC
0.920% due 01/12/2032 •	EUR	8,600	$9,974

Towd Point Asset Trust
0.795% due 11/20/2061 •		$12,693	12,756

Towd Point Mortgage Trust
1.086% due 05/25/2058 •		13,896	14,016
1.086% due 10/25/2059 •		9,273	9,358
1.636% due 04/25/2060 ~		102,647	103,526
2.710% due 01/25/2060 ~		33,217	34,108
3.750% due 05/25/2058 ~		22,256	23,314

TPG Real Estate Finance Ltd.
1.314% due 10/15/2034 •		44,300	44,329

Tralee CLO Ltd.
1.244% due 10/20/2028 •		40,389	40,429

Upstart Securitization Trust
2.684% due 01/21/2030		1,153	1,155

Utah State Board of Regents
0.836% due 01/25/2057 •		11,617	11,584

Venture CLO Ltd.
1.006% due 04/15/2027 •		38,891	38,901
1.034% due 10/20/2028 •		24,958	24,964
1.115% due 09/07/2030 •		19,500	19,485
1.234% due 01/20/2029 •		25,200	25,220
1.264% due 04/20/2032 •		16,700	16,675

Vibrant CLO Ltd.
1.174% due 09/15/2030 •		57,000	57,098

Vibrant Clo Ltd.
1.240% due 07/20/2032 •		7,650	7,654

VOLT LLC
2.116% due 04/25/2051 þ		1,099	1,103

Voya CLO Ltd.
1.091% due 10/15/2030 •		2,100	2,100

Washington Mutual Asset-Backed Certificates Trust
0.146% due 10/25/2036 •		51	27

Wells Fargo Home Equity Asset-Backed Securities Trust
0.506% due 01/25/2037 •		2,958	2,964

WhiteHorse Ltd.
1.064% due 04/17/2027 •		137	137

Total Asset-Backed Securities (Cost $2,801,315)			2,800,233

SOVEREIGN ISSUES 1.4%

Export-Import Bank of India
1.131% (US0003M + 1.000%) due 08/21/2022 ~		41,353	41,558
1.152% (US0003M + 1.020%) due 03/28/2022 ~(e)		11,400	11,435

38	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Export-Import Bank of Korea
0.895% (US0003M + 0.775%) due 06/01/2023 ~		$12,600	$12,716

Israel Government International Bond
0.750% due 07/31/2022	ILS	100,950	31,505
5.500% due 01/31/2022		350,950	110,858

Korea Expressway Corp.
0.733% (BBSW3M + 0.720%) due 09/02/2023 ~	AUD	4,500	3,273

Saudi Government International Bond
2.375% due 10/26/2021		$22,384	22,418

Total Sovereign Issues (Cost $231,164)			233,763

SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (f) 0.0%
			6,122

ISRAEL TREASURY BILLS 1.0%
(0.023)% due 11/30/2021 - 08/03/2022 (c)(d)	ILS	559,300	173,467

U.S. TREASURY BILLS 0.0%
0.042% due 02/17/2022 (c)(d)(i)(k)		$4,108	4,107

Total Short-Term Instruments (Cost $181,490)			183,696

Total Investments in Securities (Cost $15,620,126)			15,684,171

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 19.4%

SHORT-TERM INSTRUMENTS 19.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.4%

PIMCO Short Asset Portfolio	50,143,537	$502,238

PIMCO Short-Term Floating NAV Portfolio III	283,127,042	2,792,199

Total Short-Term Instruments (Cost $3,294,758)		3,294,437

Total Investments in Affiliates (Cost $3,294,758)		3,294,437

Total Investments 111.9% (Cost $18,914,884)		$18,978,608

Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $(20,938))		10,401

Other Assets and Liabilities, net (12.0)%		(2,024,072)

Net Assets 100.0%		$16,964,937

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	39

Schedule of Investments PIMCO Short-Term Fund (Cont.)

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T, Inc.	2.850%	05/25/2024	10/05/2020	$2,741	$2,866	0.02%
Bank of America Corp.	2.604	03/15/2023	10/02/2020 - 10/07/2020	6,044	6,362	0.04
Bank of America Corp.	3.228	06/22/2022	10/07/2020	153	161	0.00
Citigroup, Inc.	0.981	05/01/2025	04/27/2021	13,100	13,146	0.08
Daimler Canada Finance, Inc.	3.300	08/16/2022	09/08/2021	4,826	4,845	0.03
Deutsche Bank AG	0.898	05/28/2024	05/25/2021 - 05/26/2021	13,607	13,591	0.08
Export-Import Bank of India	1.152	03/28/2022	12/19/2019	11,379	11,435	0.07
Ford Credit Canada Co.	2.766	06/22/2022	08/26/2021	398	399	0.00
Morgan Stanley	3.000	02/07/2024	10/21/2020	3,985	4,112	0.02
QNB Finance Ltd.	1.438	12/06/2021	06/20/2019	10,008	10,004	0.06
VW Credit Canada, Inc.	2.650	06/27/2022	10/05/2020 - 10/13/2020	8,051	8,415	0.05
VW Credit Canada, Inc.	3.700	11/14/2022	10/13/2020 - 12/14/2020	16,102	16,299	0.10
Wells Fargo & Co.	2.094	04/25/2022	10/06/2020	1,135	1,195	0.01
Wells Fargo & Co.	2.509	10/27/2023	10/14/2020 - 10/15/2020	24,134	25,087	0.15
Wells Fargo & Co.	3.184	02/08/2024	10/06/2020	1,569	1,648	0.01

				$117,232	$119,565	0.72%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$6,122	U.S. Treasury Notes 0.250% due 09/30/2023	$(6,244)	$6,122	$6,122

Total Repurchase Agreements						$(6,244)	$6,122	$6,122

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	(0.080)%	09/29/2021	10/01/2021	$(323,375)	$(323,374)
	(0.080)	09/30/2021	10/04/2021	(348,250)	(348,249)
JPS	(0.060)	09/29/2021	10/04/2021	(237,009)	(237,008)

Total Reverse Repurchase Agreements					$(908,631)

40	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BPG	(0.050)%	09/29/2021	10/01/2021	$(314,166)	$(314,165)
GSC	(0.060)	09/29/2021	10/04/2021	(398,183)	(398,182)
MSC	(0.100)	09/30/2021	10/01/2021	(230,650)	(230,649)

Total Sale-Buyback Transactions					$(942,996)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (0.9)%
U.S. Treasury Notes	0.875%	09/30/2026	$150,000	$(149,180)	$(149,207)

Total Short Sales (0.9)%				$(149,180)	$(149,207)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Payable for Short Sales(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
DEU	$0	$(671,623)	$0	$0	$(671,623)	$672,152	$529
FICC	6,122	0	0	0	6,122	(6,244)	(122)
JPS	0	(237,008)	0	0	(237,008)	237,195	187
TDM	0	0	0	0	0	(20)	(20)

Master Securities Forward Transaction Agreement
BPG	0	0	(314,165)	0	(314,165)	314,269	104
GSC	0	0	(398,182)	0	(398,182)	398,313	131
JPS	0	0	0	(149,207)	(149,207)	0	(149,207)
MSC	0	0	(230,649)	0	(230,649)	230,723	74

Total Borrowings and Other Financing Transactions	$6,122	$(908,631)	$(942,996)	$(149,207)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(323,374)	$(585,257)	$0	$0	$(908,631)

Total	$(323,374)	$(585,257)	$0	$0	$(908,631)

Sale-Buyback Transactions
U.S. Treasury Obligations	(544,814)	(398,182)	0	0	(942,996)

Total	$(544,814)	$(398,182)	0	$0	$(942,996)

Total Borrowings	$(868,188)	$(983,439)	$0	$0	$(1,851,627)

Payable for reverse repurchase agreements and sale-buyback financing transactions			$0		$(1,851,627)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	41

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(g)	Securities with an aggregate market value of $1,852,651 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(152,834) at a weighted average interest rate of 0.002%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $2 of deferred price drop.
(3)	Payable for short sales includes $4 of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Canada Bankers’ Acceptance December Futures	12/2022	17,345	$3,381,426	$(5,307)	$0	$(1,027)
3-Month Canada Bankers’ Acceptance March Futures	03/2023	8,285	1,611,735	(3,434)	0	(573)

				$(8,741)	$0	$(1,600)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2021	11,995	$(2,639,556)	$(692)	$0	$(444)
U.S. Treasury 5-Year Note December Futures	12/2021	28,585	(3,508,585)	14,443	0	(2,457)
U.S. Treasury 10-Year Note December Futures	12/2021	847	(111,473)	(84)	0	(119)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	2,213	(321,438)	6,102	0	(380)

				$19,769	$0	$(3,400)

Total Futures Contracts				$11,028	$0	$(5,000)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-36 5-Year Index	(1.000)%	Quarterly	06/20/2026	$126,000	$(3,019)	$(55)	$(3,074)	$40	$0
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026	705,100	(17,574)	612	(16,962)	330	0

					$(20,593)	$557	$(20,036)	$370	$0

42	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

INTEREST RATE SWAPS - BASIS SWAPS

Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
								Asset	Liability
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$807,200	$0	$(423)	$(423)	$21	$0
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	618,000	0	(327)	(327)	16	0

					$0	$(750)	$(750)	$37	$0

Total Swap Agreements					$(20,593)	$(193)	$(20,786)	$407	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$407	$407	$0	$(5,000)	$0	$(5,000)

(i)

Securities with an aggregate market value of $46,594 and cash of $13,112 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2021		AUD	44,778	$		32,517	$145	$0
	10/2021		GBP	7,713			10,659	267	0
	10/2021	$		41,748		AUD	57,572	0	(127)
	10/2021			188		ILS	603	0	(1)
	11/2021		AUD	57,572	$		41,753	127	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	43

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	10/2021		EUR	8,616	$		10,188	$207	$0
	10/2021		GBP	1,966			2,690	41	0
	10/2021	$		1,214		CAD	1,534	0	(3)
BRC	10/2021		GBP	513,533	$		703,958	12,024	0
	10/2021	$		696,446		GBP	517,199	428	0
	11/2021		GBP	517,199	$		696,476	0	(424)
CBK	10/2021		AUD	197,678			143,562	651	0
	10/2021	$		10,226		EUR	8,616	0	(246)
	10/2021			1,125		GBP	814	0	(29)
	10/2021			7,431		MXN	151,984	0	(94)
	11/2021		ILS	238,543	$		73,346	0	(681)
	01/2022			98,887			30,380	0	(334)
	02/2022			277,479			85,029	0	(1,160)
	04/2022			32,097			9,889	0	(92)
	08/2022			11,301			3,527	6	0
GLM	01/2022			212,928			65,463	0	(674)
HUS	10/2021		AUD	1,252			908	3	0
	10/2021		EUR	38,901			45,961	900	0
	10/2021	$		7,297		CAD	9,233	0	(7)
	11/2021		CAD	9,233	$		7,296	7	0
	01/2022		ILS	58,575			18,016	0	(178)
JPM	10/2021	$		1,405		EUR	1,184	0	(34)
	10/2021			47		ILS	152	0	0
	08/2022		ILS	102,398	$		31,653	0	(253)
MYI	10/2021		AUD	11,577			8,424	54	0
	10/2021	$		48,408		CAD	61,240	0	(58)
	10/2021			2,614		GBP	1,895	0	(61)
	11/2021		CAD	55,006	$		43,481	55	0
SCX	10/2021		AUD	64,660			46,897	151	0
	10/2021		CAD	148,430			117,116	0	(71)
	10/2021		EUR	206,381			243,776	4,714	0
	10/2021		JPY	13,470			123	2	0
	10/2021	$		1,203		GBP	880	0	(17)
	11/2021		EUR	244,098	$		283,050	146	0
	11/2021		JPY	13,470			121	0	0
SSB	10/2021	$		3,323		GBP	2,424	0	(57)
TOR	10/2021			150,513		AUD	207,705	0	(353)
	10/2021			60,325		CAD	76,423	11	0
	11/2021		AUD	207,705	$		150,531	353	0
	11/2021		CAD	76,423			60,322	0	(12)
UAG	10/2021	$		39,581		AUD	54,669	0	(58)
	11/2021		AUD	76,080	$		54,983	58	(84)

Total Forward Foreign Currency Contracts								$20,350	$(5,108)

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	$103.602	10/07/2021	15,500	$(50)	$(3)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	35,800	(73)	(16)
SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.648	10/14/2021	5,000	(8)	(5)
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.781	10/14/2021	15,500	(38)	(18)
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.938	10/14/2021	7,900	(17)	(12)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.469	11/12/2021	4,300	(16)	(13)

44	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	$100.953	11/12/2021	22,500	$(47)	$(101)
	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.281	10/14/2021	15,000	(23)	(5)
	Put - OTC Ginnie Mae, TBA 2.500% due 11/01/2051	103.070	11/12/2021	17,300	(34)	(70)
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	103.719	10/14/2021	37,200	(36)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2051	104.016	10/07/2021	2,700	(3)	0

Total Written Options					$(345)	$(248)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$539	$0	$0	$539	$(128)	$0	$0	$(128)	$411	$(640)	$(229)
BPS	248	0	0	248	(3)	0	0	(3)	245	0	245
BRC	12,452	0	0	12,452	(424)	0	0	(424)	12,028	(9,480)	2,548
CBK	657	0	0	657	(2,636)	0	0	(2,636)	(1,979)	1,455	(524)
GLM	0	0	0	0	(674)	0	0	(674)	(674)	790	116
GSC	0	0	0	0	0	(3)	0	(3)	(3)	238	235
HUS	910	0	0	910	(185)	0	0	(185)	725	(650)	75
JPM	0	0	0	0	(287)	(16)	0	(303)	(303)	400	97
MYI	109	0	0	109	(119)	0	0	(119)	(10)	0	(10)
SAL	0	0	0	0	0	(229)	0	(229)	(229)	183	(46)
SCX	5,013	0	0	5,013	(88)	0	0	(88)	4,925	(5,040)	(115)
SSB	0	0	0	0	(57)	0	0	(57)	(57)	0	(57)
TOR	364	0	0	364	(365)	0	0	(365)	(1)	0	(1)
UAG	58	0	0	58	(142)	0	0	(142)	(84)	0	(84)

Total Over the Counter	$20,350	$0	$0	$20,350	$(5,108)	$(248)	$0	$(5,356)

(k)

Securities with an aggregate market value of $3,066 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	45

Schedule of Investments PIMCO Short-Term Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$370	$0	$0	$37	$407

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,350	$0	$20,350

	$0	$370	$0	$20,350	$37	$20,757

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,000	$5,000

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,108	$0	$5,108
Written Options	0	0	0	0	248	248

	$0	$0	$0	$5,108	$248	$5,356

	$0	$0	$0	$5,108	$5,248	$10,356

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(30,226)	$(30,226)
Swap Agreements	0	(569)	0	0	(7)	(576)

	$0	$(569)	$0	$0	$(30,233)	$(30,802)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$58,115	$0	$58,115
Written Options	0	0	0	0	7,732	7,732

	$0	$0	$0	$58,115	$7,732	$65,847

	$0	$(569)	$0	$58,115	$(22,501)	$35,045

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(26,038)	$(26,038)
Swap Agreements	0	557	0	0	(328)	229

	$0	$557	$0	$0	$(26,366)	$(25,809)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31,373)	$0	$(31,373)
Written Options	0	0	0	0	2,667	2,667

	$0	$0	$0	$(31,373)	$2,667	$(28,706)

	$0	$557	$0	$(31,373)	$(23,699)	$(54,515)

46	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,697	$0	$11,697
Corporate Bonds & Notes
Banking & Finance	0	3,297,462	0	3,297,462
Industrials	0	1,792,471	0	1,792,471
Utilities	0	396,424	0	396,424
Municipal Bonds & Notes
California	0	50,831	0	50,831
Louisiana	0	16,159	0	16,159
Pennsylvania	0	1,885	0	1,885
U.S. Government Agencies	0	2,912,327	0	2,912,327
U.S. Treasury Obligations	0	1,852,651	0	1,852,651
Non-Agency Mortgage-Backed Securities	0	2,113,973	20,599	2,134,572
Asset-Backed Securities	0	2,800,233	0	2,800,233
Sovereign Issues	0	233,763	0	233,763
Short-Term Instruments
Repurchase Agreements	0	6,122	0	6,122
Israel Treasury Bills	0	173,467	0	173,467
U.S. Treasury Bills	0	4,107	0	4,107

	$0	$15,663,572	$20,599	$15,684,171

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,294,437	$0	$0	$3,294,437

Total Investments	$3,294,437	$15,663,572	$20,599	$18,978,608

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(149,207)	$0	$(149,207)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	407	0	407
Over the counter	0	20,350	0	20,350

	$0	$20,757	$0	$20,757

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,600)	(3,400)	0	(5,000)
Over the counter	0	(5,356)	0	(5,356)

	$(1,600)	$(8,756)	$0	$(10,356)

Total Financial Derivative Instruments	$(1,600)	$12,001	$0	$10,401

Totals	$3,292,837	$15,526,366	$20,599	$18,839,802

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	47

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Short-Term Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

48	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	49

Notes to Financial Statements (Cont.)

Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed

50	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	51

Notes to Financial Statements (Cont.)

(non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

52	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	53

Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

54	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	55

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$877	$502,161	$0	$0	$(800)	$502,238	$2,161	$0

56	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$3,708,127	$3,813,821	$(4,730,300)	$(164)	$715	$2,792,199	$3,021	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	57

Notes to Financial Statements (Cont.)

certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

58	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2021, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	59

Notes to Financial Statements (Cont.)

full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of

60	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	61

Notes to Financial Statements (Cont.)

position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to each Fund of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of

62	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	63

Notes to Financial Statements (Cont.)

(loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the

64	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	65

Notes to Financial Statements (Cont.)

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is

66	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	67

Notes to Financial Statements (Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management

68	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	69

Notes to Financial Statements (Cont.)

may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global

70	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	71

Notes to Financial Statements (Cont.)

counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized

72	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.20%	0.30%	0.40%(1)	0.20%	0.20%	0.20%	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	73

Notes to Financial Statements (Cont.)

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.30% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.30%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense,

74	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2021, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $13,464.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	75

Notes to Financial Statements (Cont.)

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Purchases	Sales

$239,034	$293,291

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$4,810,163	$2,362,426	$2,443,279	$1,489,144

†	A zero balance may reflect actual amounts rounding to less than one thousand.

76	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2021

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	379,966	$3,733,470	898,463	$8,828,114

I-2	121,678	1,195,896	186,546	1,827,751

I-3	2,455	24,125	5,426	53,091

Administrative Class	218	2,137	543	5,332

Class A	42,083	413,350	98,785	970,489

Class C	511	5,018	3,318	32,555

Class R	5,391	52,925	3,494	34,308

Issued as reinvestment of distributions

Institutional Class	3,489	34,275	13,382	131,252

I-2	735	7,217	3,627	35,565

I-3	13	125	56	549

Administrative Class	5	52	645	6,277

Class A	296	2,913	1,779	17,442

Class C	3	31	110	1,080

Class R	7	68	107	1,044

Cost of shares redeemed

Institutional Class	(292,054)	(2,869,583)	(618,637)	(6,064,142)

I-2	(125,318)	(1,231,530)	(160,987)	(1,571,628)

I-3	(2,037)	(20,008)	(4,479)	(43,667)

Administrative Class	(312)	(3,067)	(156,448)	(1,537,716)

Class A	(40,331)	(396,309)	(74,168)	(727,431)

Class C	(1,878)	(18,455)	(6,267)	(61,499)

Class R	(1,997)	(19,611)	(3,773)	(36,954)

Net increase (decrease) resulting from Fund share transactions	92,923	$913,039	191,522	$1,901,812

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	77

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2021

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2021, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$32,331	$166,566

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$18,748,945	$154,670	$(68,978)	$85,692

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

78	PIMCO SHORT-TERM FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	JPS	J.P. Morgan Securities LLC
BPS	BNP Paribas S.A.	MSC	Morgan Stanley & Co. LLC.
BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	SCX	Standard Chartered Bank, London
FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TOR	The Toronto-Dominion Bank
GSC	Goldman Sachs & Co. LLC	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel
CAD	Canadian Dollar	JPY	Japanese Yen
EUR	Euro	MXN	Mexican Peso
GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	SOFRRATE	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	ICE 1-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
SOFR30A	30-day Secured Overnight Financing Rate Average	US0006M	ICE 6-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	RMBS	Residential Mortgage-Backed Security
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	79

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information

80	PIMCO SHORT-TERM FUND

(Unaudited)

regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory services provided by Gurtin to the PIMCO

82	PIMCO SHORT-TERM FUND

(Unaudited)

California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	83

Approval of Investment Advisory Contract and Other Agreements (Cont.)

differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer

84	PIMCO SHORT-TERM FUND

(Unaudited)

Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed

86	PIMCO SHORT-TERM FUND

(Unaudited)

information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	87

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

88	PIMCO SHORT-TERM FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4024SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

PIMCO Total Return Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium term, versus its previous target for inflation that was below but close to 2%. Finally, at

2	PIMCO TOTAL RETURN FUND

its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	3

Chairman’s Letter (Cont.)

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TOTAL RETURN FUND

Important Information About the PIMCO Total Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	5

Important Information About the PIMCO Total Return Fund (Cont.)

disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the

6	PIMCO TOTAL RETURN FUND

same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status

PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	04/27/18	09/08/94	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	7

Important Information About the PIMCO Total Return Fund (Cont.)

of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Fund is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Fund is uncertain at this time.

8	PIMCO TOTAL RETURN FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	9

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	2.40%	0.28%	3.65%	3.91%	6.98%
PIMCO Total Return Fund I-2	2.35%	0.18%	3.54%	3.81%	6.89%
PIMCO Total Return Fund I-3	2.32%	0.13%	3.49%	3.76%	6.82%
PIMCO Total Return Fund Administrative Class	2.27%	0.03%	3.39%	3.65%	6.71%
PIMCO Total Return Fund Class A	2.22%	(0.06)%	3.29%	3.53%	6.52%
PIMCO Total Return Fund Class A (adjusted)	(1.61)%	(3.81)%	2.50%	3.14%	6.38%
PIMCO Total Return Fund Class C	1.84%	(0.81)%	2.51%	2.76%	5.73%
PIMCO Total Return Fund Class C (adjusted)	0.84%	(1.76)%	2.51%	2.76%	5.73%
PIMCO Total Return Fund Class R	2.10%	(0.31)%	3.02%	3.27%	6.24%
Bloomberg U.S. Aggregate Index	1.88%	(0.90)%	2.94%	3.01%	6.07%♦
Lipper Core Plus Bond Funds Average	2.36%	1.31%	3.64%	3.76%	6.14%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.47% for Institutional Class shares, 0.57% for I-2 shares, 0.67% for I-3 shares, 0.72% for Administrative Class shares, 0.81% for Class A shares, 1.56% for Class C shares, and 1.06% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	I-2 - PTTPX	I-3 - PTTNX	Administrative Class - PTRAX
Class A - PTTAX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown as of September 30, 2021†§

Corporate Bonds & Notes	26.8%
Short-Term Instruments‡	19.5%
U.S. Treasury Obligations	13.8%
U.S. Government Agencies	12.0%
Non-Agency Mortgage-Backed Securities	10.0%
Asset-Backed Securities	9.9%
Sovereign Issues	5.8%
Other	2.2%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in non-agency mortgage-backed securities (“MBS”) contributed to relative performance, as spreads tightened.

»	U.S. interest rate strategies, particularly an underweight position in the second half of the period, contributed to relative performance as interest rates rose.

»	Positions in select high yield credit contributed to relative performance, as spreads tightened.
»	An underweight to agency MBS contributed to relative performance, as spreads widened.

»	Long exposure to duration in Italy in April 2020 detracted from relative performance, as interest rates increased.

»	Long exposure to duration in Peru detracted from relative performance, as interest rates rose.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	11

Expense Example PIMCO Total Return Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,024.00	$2.33	$1,000.00	$1,022.76	$2.33	0.46%
I-2	1,000.00	1,023.50	2.84	1,000.00	1,022.26	2.84	0.56
I-3	1,000.00	1,023.20	3.09	1,000.00	1,022.01	3.09	0.61
Administrative Class	1,000.00	1,022.70	3.60	1,000.00	1,021.51	3.60	0.71
Class A	1,000.00	1,022.20	4.06	1,000.00	1,021.06	4.05	0.80
Class C	1,000.00	1,018.40	7.84	1,000.00	1,017.30	7.84	1.55
Class R	1,000.00	1,021.00	5.32	1,000.00	1,019.80	5.32	1.05

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	13

Financial Highlights PIMCO Total Return Fund (Consolidated)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2021 - 09/30/2021+	$10.22	$0.10	$0.14	$0.24	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2021	10.49	0.22	0.13	0.35	(0.24)	(0.38)	0.00	(0.62)

03/31/2020	10.12	0.32	0.44	0.76	(0.38)	(0.01)	0.00	(0.39)

03/31/2019	10.08	0.31	0.07	0.38	(0.34)	0.00	0.00	(0.34)

03/31/2018	10.12	0.28	(0.06)	0.22	(0.23)	0.00	(0.03)	(0.26)

03/31/2017	10.18	0.36	(0.11)	0.25	(0.08)	0.00	(0.23)	(0.31)

I-2

04/01/2021 - 09/30/2021+	10.22	0.09	0.15	0.24	(0.10)	0.00	0.00	(0.10)

03/31/2021	10.49	0.21	0.13	0.34	(0.23)	(0.38)	0.00	(0.61)

03/31/2020	10.12	0.31	0.44	0.75	(0.37)	(0.01)	0.00	(0.38)

03/31/2019	10.08	0.30	0.07	0.37	(0.33)	0.00	0.00	(0.33)

03/31/2018	10.12	0.27	(0.06)	0.21	(0.22)	0.00	(0.03)	(0.25)

03/31/2017	10.18	0.35	(0.11)	0.24	(0.08)	0.00	(0.22)	(0.30)

I-3

04/01/2021 - 09/30/2021+	10.22	0.09	0.15	0.24	(0.10)	0.00	0.00	(0.10)

03/31/2021	10.49	0.21	0.13	0.34	(0.23)	(0.38)	0.00	(0.61)

03/31/2020	10.12	0.30	0.45	0.75	(0.37)	(0.01)	0.00	(0.38)

04/27/2018 - 03/31/2019	9.97	0.29	0.16	0.45	(0.30)	0.00	0.00	(0.30)

Administrative Class

04/01/2021 - 09/30/2021+	10.22	0.09	0.14	0.23	(0.09)	0.00	0.00	(0.09)

03/31/2021	10.49	0.19	0.14	0.33	(0.22)	(0.38)	0.00	(0.60)

03/31/2020	10.12	0.30	0.44	0.74	(0.36)	(0.01)	0.00	(0.37)

03/31/2019	10.08	0.28	0.07	0.35	(0.31)	0.00	0.00	(0.31)

03/31/2018	10.12	0.26	(0.07)	0.19	(0.20)	0.00	(0.03)	(0.23)

03/31/2017	10.18	0.34	(0.12)	0.22	(0.07)	0.00	(0.21)	(0.28)

Class A

04/01/2021 - 09/30/2021+	10.22	0.08	0.15	0.23	(0.09)	0.00	0.00	(0.09)

03/31/2021	10.49	0.18	0.14	0.32	(0.21)	(0.38)	0.00	(0.59)

03/31/2020	10.12	0.29	0.44	0.73	(0.35)	(0.01)	0.00	(0.36)

03/31/2019	10.08	0.27	0.07	0.34	(0.30)	0.00	0.00	(0.30)

03/31/2018	10.12	0.25	(0.07)	0.18	(0.19)	0.00	(0.03)	(0.22)

03/31/2017	10.18	0.32	(0.11)	0.21	(0.07)	0.00	(0.20)	(0.27)

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.36	2.40%	$56,160,123	0.46	%*	0.46	%*	0.46	%*	0.46	%*	1.90	%*	133%

10.22	3.25	52,033,884	0.47		0.47		0.46		0.46		2.06		430

10.49	7.63	51,804,718	0.70		0.70		0.46		0.46		3.08		554

10.12	3.83	49,974,737	0.71		0.71		0.46		0.46		3.09		723

10.08	2.13	54,515,011	0.55		0.55		0.46		0.46		2.76		635

10.12	2.44	52,526,934	0.51		0.51		0.46		0.46		3.54		521

10.36	2.35	4,951,340	0.56	*	0.56	*	0.56	*	0.56	*	1.80	*	133

10.22	3.15	4,682,354	0.57		0.57		0.56		0.56		1.96		430

10.49	7.52	3,809,717	0.80		0.80		0.56		0.56		2.97		554

10.12	3.73	3,231,195	0.81		0.81		0.56		0.56		2.99		723

10.08	2.02	3,409,081	0.65		0.65		0.56		0.56		2.66		635

10.12	2.33	3,471,813	0.61		0.61		0.56		0.56		3.44		521

10.36	2.32	108,528	0.61	*	0.66		0.61	*	0.66	*	1.75	*	133

10.22	3.10	107,994	0.62		0.67		0.61		0.66		1.94		430

10.49	7.47	193,779	0.85		0.90		0.61		0.66		2.90		554

10.12	4.63	144,689	0.86	*	0.91	*	0.61	*	0.66	*	3.13	*	723

10.36	2.27	1,759,061	0.71	*	0.71	*	0.71	*	0.71	*	1.65	*	133

10.22	2.99	1,668,610	0.72		0.72		0.71		0.71		1.82		430

10.49	7.36	1,739,412	0.95		0.95		0.71		0.71		2.85		554

10.12	3.57	2,005,972	0.96		0.96		0.71		0.71		2.82		723

10.08	1.87	2,831,163	0.80		0.80		0.71		0.71		2.52		635

10.12	2.18	3,424,492	0.76		0.76		0.71		0.71		3.31		521

10.36	2.22	7,343,931	0.80	*	0.80	*	0.80	*	0.80	*	1.56	*	133

10.22	2.90	7,991,147	0.81		0.81		0.80		0.80		1.72		430

10.49	7.27	7,612,609	1.04		1.04		0.80		0.80		2.75		554

10.12	3.48	7,757,299	1.05		1.05		0.80		0.80		2.75		723

10.08	1.76	8,429,248	0.92	(e)	0.92	(e)	0.83	(e)	0.83	(e)	2.42		635

10.12	2.04	5,475,892	0.90		0.90		0.85		0.85		3.16		521

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	15

Financial Highlights PIMCO Total Return Fund (Consolidated) (Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2021 - 09/30/2021+	$10.22	$0.04	$0.15	$0.19	$(0.05)	$0.00	$0.00	$(0.05)

03/31/2021	10.49	0.11	0.13	0.24	(0.13)	(0.38)	0.00	(0.51)

03/31/2020	10.12	0.21	0.44	0.65	(0.27)	(0.01)	0.00	(0.28)

03/31/2019	10.08	0.19	0.07	0.26	(0.22)	0.00	0.00	(0.22)

03/31/2018	10.12	0.17	(0.07)	0.10	(0.11)	0.00	(0.03)	(0.14)

03/31/2017	10.18	0.25	(0.12)	0.13	(0.05)	0.00	(0.14)	(0.19)

Class R

04/01/2021 - 09/30/2021+	10.22	0.07	0.14	0.21	(0.07)	0.00	0.00	(0.07)

03/31/2021	10.49	0.16	0.13	0.29	(0.18)	(0.38)	0.00	(0.56)

03/31/2020	10.12	0.26	0.44	0.70	(0.32)	(0.01)	0.00	(0.33)

03/31/2019	10.08	0.24	0.07	0.31	(0.27)	0.00	0.00	(0.27)

03/31/2018	10.12	0.22	(0.07)	0.15	(0.16)	0.00	(0.03)	(0.19)

03/31/2017	10.18	0.30	(0.12)	0.18	(0.06)	0.00	(0.18)	(0.24)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(e)	Effective October 2, 2017, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.30%.
(f)	Effective October 1, 2018, the Class’s advisory fee was decreased by 0.05% to an annual rate of 0.55%.

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.36	1.84%	$288,622	1.55	%*	1.55	%*	1.55	%*	1.55	%*	0.81	%*	133%

10.22	2.13	353,523	1.56		1.56		1.55		1.55		1.01		430

10.49	6.47	914,682	1.79		1.79		1.55		1.55		2.05		554

10.12	2.69	1,467,067	1.82	(f)	1.82	(f)	1.57	(f)	1.57	(f)	1.95		723

10.08	0.97	2,072,621	1.69		1.69		1.60		1.60		1.64		635

10.12	1.27	3,143,206	1.65		1.65		1.60		1.60		2.41		521

10.36	2.10	642,632	1.05	*	1.05	*	1.05	*	1.05	*	1.31	*	133

10.22	2.64	677,048	1.06		1.06		1.05		1.05		1.48		430

10.49	7.00	722,176	1.29		1.29		1.05		1.05		2.50		554

10.12	3.20	772,138	1.32	(f)	1.32	(f)	1.07	(f)	1.07	(f)	2.47		723

10.08	1.48	914,781	1.19		1.19		1.10		1.10		2.13		635

10.12	1.78	1,159,181	1.15		1.15		1.10		1.10		2.91		521

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	17

Consolidated Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$71,844,584
Investments in Affiliates	7,130,991

Financial Derivative Instruments
Exchange-traded or centrally cleared	38,289
Over the counter	308,002
Cash	20,784
Deposits with counterparty	18,423
Foreign currency, at value	249,282
Receivable for investments sold	52,960
Receivable for TBA investments sold	8,566,421
Receivable for Fund shares sold	45,853
Interest and/or dividends receivable	285,323
Dividends receivable from Affiliates	2,992
Reimbursement receivable from PIMCO	5

Total Assets	88,563,909

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$16,600
Payable for short sales	1,358,661

Financial Derivative Instruments
Exchange-traded or centrally cleared	12,366
Over the counter	305,704
Payable for investments purchased	959,408
Payable for investments in Affiliates purchased	2,992
Payable for TBA investments purchased	14,109,015
Payable for unfunded loan commitments	23,366
Deposits from counterparty	265,826
Payable for Fund shares redeemed	218,239
Distributions payable	7,200
Accrued investment advisory fees	14,516
Accrued supervisory and administrative fees	13,243
Accrued distribution fees	679
Accrued servicing fees	1,722
Other liabilities	135

Total Liabilities	17,309,672

Net Assets	$71,254,237

Net Assets Consist of:
Paid in capital	$70,831,258
Distributable earnings (accumulated loss)	422,979

Net Assets	$71,254,237

Cost of investments in securities	$71,328,564
Cost of investments in Affiliates	$7,118,477
Cost of foreign currency held	$250,721
Proceeds received on short sales	$1,358,606
Cost or premiums of financial derivative instruments, net	$293,709

* Includes repurchase agreements of:	$4,677,604

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2021 (Unaudited)

Net Assets:

Institutional Class	$56,160,123
I-2	4,951,340
I-3	108,528
Administrative Class	1,759,061
Class A	7,343,931
Class C	288,622
Class R	642,632

Shares Issued and Outstanding:

Institutional Class	5,423,141
I-2	478,128
I-3	10,480
Administrative Class	169,864
Class A	709,173
Class C	27,871
Class R	62,056

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.36
I-2	10.36
I-3	10.36
Administrative Class	10.36
Class A	10.36
Class C	10.36
Class R	10.36

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	19

Consolidated Statement of Operations PIMCO Total Return Fund

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$786,881
Dividends	15,526
Dividends from Investments in Affiliates	18,938
Total Income	821,345

Expenses:

Investment advisory fees	86,931
Supervisory and administrative fees	79,579
Distribution and/or servicing fees - Administrative Class	2,171
Distribution fees - Class C	1,191
Distribution fees - Class R	832
Servicing fees - Class A	9,805
Servicing fees - Class C	397
Servicing fees - Class R	832
Trustee fees	161
Interest expense	484
Miscellaneous expense	6
Total Expenses	182,389
Waiver and/or Reimbursement by PIMCO	(27)
Net Expenses	182,362

Net Investment Income (Loss)	638,983

Net Realized Gain (Loss):

Investments in securities	312,684
Investments in Affiliates	75
Exchange-traded or centrally cleared financial derivative instruments	177,402
Over the counter financial derivative instruments	312,633
Foreign currency	7,936

Net Realized Gain (Loss)	810,730

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	441,832
Investments in Affiliates	(5,762)
Exchange-traded or centrally cleared financial derivative instruments	(15,360)
Over the counter financial derivative instruments	(315,923)
Foreign currency assets and liabilities	10,358

Net Change in Unrealized Appreciation (Depreciation)	115,145

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,564,858

* Foreign tax withholdings	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$638,983	$1,378,965
Net realized gain (loss)	810,730	1,891,554
Net change in unrealized appreciation (depreciation)	115,145	(1,169,499)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,564,858	2,101,020

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(544,037)	(3,064,988)
I-2	(47,440)	(270,784)
I-3	(1,015)	(8,106)
Administrative Class	(15,342)	(95,883)
Class A	(65,771)	(441,030)
Class C	(1,474)	(30,588)
Class R	(4,748)	(37,965)

Total Distributions(a)	(679,827)	(3,949,344)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	2,854,646	2,565,791

Total Increase (Decrease) in Net Assets	3,739,677	717,467

Net Assets:

Beginning of period	67,514,560	66,797,093
End of period	$71,254,237	$67,514,560

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	21

Consolidated Schedule of Investments PIMCO Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

AAdvantage Loyalty IP Ltd.
5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$10,500	$10,869

Altice France S.A.
4.125% (LIBOR03M + 4.000%) due 08/14/2026 ~		11,573	11,561

Boeing Co.
1.366% (LIBOR03M + 1.250%) due 02/07/2022 ~		13,627	13,634

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		109,244	110,000

Cornerstone Building Brands, Inc.
3.750% (LIBOR03M + 3.250%) due 04/12/2028 ~		3,395	3,395

Encina Private Credit LLC
TBD% - 4.572% (LIBOR03M + 3.572%) due 11/30/2025 «~µ		32,100	32,100

GHH Holdings Ltd.
1.927% (BP0003M + 1.850%) due 12/04/2024 «~(l)	GBP	50,000	65,117

Hotel (PL Property) Ltd.
1.978% (BP0003M + 1.900%) due 02/07/2023 «~(l)		36,000	48,134

KRE Broadway Owner LLC
2.200% (LIBOR03M + 1.700%) due 08/10/2023 «~		$100,000	100,289

Marriott Ownership Resorts, Inc.
1.834% (LIBOR03M + 1.750%) due 08/29/2025 ~		2,440	2,406

Pacific Gas & Electric Co.
2.375% (LIBOR03M + 2.250%) due 01/03/2022 ~		37,965	37,514

PKY-San Felipe Plaza LP
TBD% - 3.550% (LIBOR03M + 2.050%) due 12/09/2021 «~µ(l)		122,000	122,999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Project Bull
2.085% (LIBOR03M + 2.000%) due 03/11/2022 «~		$33,618	$33,798

Tawny Funding S.A.
3.250% (EUR003M + 3.250%) due 03/16/2023 «~(l)	EUR	148,192	139,729

United Airlines, Inc.
4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		$15,721	15,865

Verifone Systems, Inc.
4.129% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,142	8,980

Wyndham Hotels & Resorts, Inc.
1.835% (LIBOR03M + 1.750%) due 05/30/2025 ~		1,455	1,446

Total Loan Participations and Assignments (Cost $788,497)			757,836

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 15.4%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		22,600	23,552
3.500% due 01/15/2025		10,450	11,002
4.450% due 10/01/2025		24,500	26,794
4.450% due 04/03/2026		3,900	4,251
4.625% due 07/01/2022		1,115	1,148
4.875% due 01/16/2024		1,000	1,081

AIA Group Ltd.
3.200% due 09/16/2040		10,600	10,719

AIB Group PLC
4.263% due 04/10/2025 •		4,000	4,290
4.750% due 10/12/2023		1,100	1,183

Aircastle Ltd.
2.850% due 01/26/2028		54,500	55,233
4.125% due 05/01/2024		2,000	2,128
4.250% due 06/15/2026		1,500	1,640

Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033		1,300	1,225
3.375% due 08/15/2031		3,700	4,030
3.950% due 01/15/2028		600	674
4.900% due 12/15/2030		2,300	2,784

American Assets Trust LP
3.375% due 02/01/2031		28,500	29,559

American Campus Communities Operating Partnership LP
3.300% due 07/15/2026		1,600	1,714

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 01/30/2031		$3,400	$3,796

American Homes 4 Rent LP
4.250% due 02/15/2028		6,678	7,567
4.900% due 02/15/2029		53,900	63,118

American International Group, Inc.
2.500% due 06/30/2025		8,560	8,967
3.750% due 07/10/2025		7,600	8,277
5.750% due 04/01/2048 •		3,500	4,025

American Tower Corp.
1.300% due 09/15/2025		11,300	11,309
2.100% due 06/15/2030		11,000	10,773
2.400% due 03/15/2025		700	728
2.750% due 01/15/2027		23,000	24,162
3.000% due 06/15/2023		5,753	5,992
3.375% due 05/15/2024		2,600	2,771
3.375% due 10/15/2026		4,165	4,510
3.500% due 01/31/2023		2,800	2,915
3.950% due 03/15/2029		1,000	1,113

Andrew W Mellon Foundation
0.947% due 08/01/2027		17,300	17,017

Antares Holdings LP
3.950% due 07/15/2026		6,200	6,538

Aon Corp.
2.800% due 05/15/2030		15,200	15,892

Asian Development Bank
6.000% due 02/05/2026	BRL	43,700	7,057

Atrium European Real Estate Ltd.
3.000% due 09/11/2025	EUR	28,200	34,403

AvalonBay Communities, Inc.
2.300% due 03/01/2030		$10,390	10,554
2.450% due 01/15/2031		19,700	20,226

Aviation Capital Group LLC
2.875% due 01/20/2022		12,453	12,518
3.500% due 11/01/2027		1,000	1,055
3.875% due 05/01/2023		94,486	98,618
4.125% due 08/01/2025		33,233	35,794
4.375% due 01/30/2024		3,800	4,059
4.875% due 10/01/2025		3,800	4,193
5.500% due 12/15/2024		20,062	22,492

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		18,049	17,766
3.950% due 07/01/2024		43,800	46,522
5.250% due 05/15/2024		672	735

Banco Bilbao Vizcaya Argentaria S.A.
0.875% due 09/18/2023		20,900	21,030
5.875% due 09/24/2023 •(j)(k)	EUR	1,400	1,740

Banco BTG Pactual S.A.
2.750% due 01/11/2026		$7,600	7,391
4.500% due 01/10/2025		3,000	3,086

Banco Santander Chile
2.700% due 01/10/2025		200	208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Santander S.A.
1.221% (US0003M + 1.090%) due 02/23/2023 ~		$10,000	$10,127
2.746% due 05/28/2025		9,900	10,389
3.848% due 04/12/2023		2,200	2,311

Bangkok Bank PCL
3.466% due 09/23/2036 •(k)		3,000	2,975

Bank of America Corp.
0.810% due 10/24/2024 •		52,500	52,692
0.906% (US0003M + 0.790%) due 03/05/2024 ~		35,850	36,172
0.981% due 09/25/2025 •		18,900	18,932
1.125% (US0003M + 1.000%) due 04/24/2023 ~		10,600	10,659
1.197% due 10/24/2026 •		37,590	37,322
1.486% due 05/19/2024 •		21,100	21,419
1.658% due 03/11/2027 •		40,090	40,335
3.419% due 12/20/2028 •		64,257	69,690
3.550% due 03/05/2024 •		46,100	48,068
3.864% due 07/23/2024 •		38,300	40,544
4.125% due 01/22/2024		13,025	14,084

Banque Federative du Credit Mutuel S.A.
1.094% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,849
3.750% due 07/20/2023		28,300	29,950

Barclays Bank PLC
7.625% due 11/21/2022 (k)		34,171	36,639

Barclays PLC
1.555% (US0003M + 1.430%) due 02/15/2023 ~		72,100	72,440
1.744% (US0003M + 1.625%) due 01/10/2023 ~		46,000	46,158
2.852% due 05/07/2026 •		48,600	51,066
3.125% due 01/17/2024	GBP	200	281
3.684% due 01/10/2023		$52,000	52,465
4.610% due 02/15/2023 •		90,300	91,685
6.375% due 12/15/2025 •(j)(k)	GBP	1,100	1,637
7.250% due 03/15/2023 •(j)(k)		2,600	3,738
7.750% due 09/15/2023 •(j)(k)		$19,500	21,304
7.875% due 03/15/2022 •(j)(k)		4,200	4,305
7.875% due 09/15/2022 •(j)(k)	GBP	10,200	14,528

BBVA USA
2.500% due 08/27/2024		$28,400	29,796

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	23

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BGC Partners, Inc.
4.375% due 12/15/2025		$4,500	$4,862
5.375% due 07/24/2023		31,500	33,845

Block Financial LLC
3.875% due 08/15/2030		8,300	9,032

Blue Owl Finance LLC
3.125% due 06/10/2031		2,000	1,980

BNP Paribas S.A.
1.904% due 09/30/2028 •		41,800	41,632
2.219% due 06/09/2026 •		30,500	31,317
2.819% due 11/19/2025 •		9,300	9,744
2.871% due 04/19/2032 •		5,800	5,927
3.500% due 03/01/2023		15,090	15,733
4.625% due 02/25/2031 •(j)(k)		12,400	12,694
4.705% due 01/10/2025 •		130,700	141,537
5.198% due 01/10/2030 •		35,300	42,065

Boston Properties LP
2.450% due 10/01/2033		22,700	22,109
2.550% due 04/01/2032		10,830	10,823
2.900% due 03/15/2030		5,250	5,448
3.250% due 01/30/2031		9,400	9,994
3.400% due 06/21/2029		54,500	59,074
4.500% due 12/01/2028		6,600	7,605

BPCE S.A.
4.000% due 09/12/2023		77,900	82,908

Brandywine Operating Partnership LP
3.950% due 11/15/2027		12,400	13,506
4.550% due 10/01/2029		17,900	20,022

Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,523
3.900% due 03/15/2027		3,090	3,393
4.050% due 07/01/2030		25,200	28,155
4.125% due 06/15/2026		8,500	9,421

Brookfield Finance, Inc.
4.000% due 04/01/2024		1,600	1,717
4.350% due 04/15/2030		11,200	12,943

Brown & Brown, Inc.
2.375% due 03/15/2031		2,600	2,594

CaixaBank S.A.
3.750% due 02/15/2029 •	EUR	4,900	6,111

Camden Property Trust
2.800% due 05/15/2030		$4,848	5,120

Capital One Financial Corp.
4.250% due 04/30/2025		43,180	47,790

Carlyle Finance LLC
5.650% due 09/15/2048		2,660	3,662

Charles Schwab Corp.
1.950% due 12/01/2031		3,780	3,713

Citigroup, Inc.
0.776% due 10/30/2024 •		34,650	34,789

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.143% (US0003M + 1.023%) due 06/01/2024 ~		$30,000	$30,408
1.381% (US0003M + 1.250%) due 07/01/2026 ~		7,050	7,278
1.550% (US0003M + 1.430%) due 09/01/2023 ~		4,626	4,680
1.678% due 05/15/2024 •		92,200	94,022
2.572% due 06/03/2031 •(l)		39,200	39,980
2.876% due 07/24/2023 •		5,513	5,622
3.200% due 10/21/2026		2,400	2,589
3.887% due 01/10/2028 •		11,800	13,049
4.044% due 06/01/2024 •		3,855	4,078

CNA Financial Corp.
2.050% due 08/15/2030		3,200	3,140

CNH Industrial Capital LLC
3.875% due 10/15/2021		200	200

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		14,300	14,113
1.106% due 02/24/2027 •		46,500	45,870
2.625% due 07/22/2024		29,800	31,285
3.875% due 09/26/2023		32,250	34,370
4.375% due 08/04/2025		23,800	26,397

Corporate Office Properties LP
2.250% due 03/15/2026		5,390	5,526
2.750% due 04/15/2031		2,700	2,731
5.000% due 07/01/2025		28,500	31,804

CPI Property Group S.A.
1.625% due 04/23/2027	EUR	28,900	35,162
2.125% due 10/04/2024		200	244
4.750% due 03/08/2023		$7,300	7,720

Credit Agricole S.A.
1.247% due 01/26/2027 •		7,800	7,693
1.907% due 06/16/2026 •		19,000	19,369

Credit Suisse AG
6.500% due 08/08/2023 (k)		14,900	16,340

Credit Suisse Group AG
1.354% (US0003M + 1.240%) due 06/12/2024 ~		750	762
2.193% due 06/05/2026 •		53,250	54,272
2.593% due 09/11/2025 •		23,800	24,680
2.997% due 12/14/2023 •		1,600	1,644
3.574% due 01/09/2023		3,400	3,428
3.750% due 03/26/2025		45,535	49,127
3.800% due 06/09/2023		50,550	53,274
3.869% due 01/12/2029 •		43,400	47,402
4.207% due 06/12/2024 •		6,900	7,289
4.282% due 01/09/2028		500	556
6.250% due 12/18/2024 •(j)(k)		3,500	3,780

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.125% due 07/29/2022 •(j)(k)		$5,800	$6,028
7.250% due 09/12/2025 •(j)(k)		2,000	2,217
7.500% due 07/17/2023 •(j)(k)		5,300	5,680
7.500% due 12/11/2023 •(j)(k)		15,600	17,079

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		139,429	144,015

Crown Castle International Corp.
3.150% due 07/15/2023		2,400	2,506
3.700% due 06/15/2026		600	655

CubeSmart LP
4.000% due 11/15/2025		1,700	1,861

CyrusOne LP
1.450% due 01/22/2027	EUR	6,000	6,997
3.450% due 11/15/2029		$4,826	5,032

Daiwa Securities Group, Inc.
3.129% due 04/19/2022		37,800	38,368

Danske Bank A/S
1.171% due 12/08/2023 •		8,500	8,542
1.621% due 09/11/2026 •		9,200	9,205
5.000% due 01/12/2022		36,900	37,345
5.375% due 01/12/2024		2,611	2,866

Deutsche Bank AG
1.315% (US0003M + 1.190%) due 11/16/2022 ~		84,300	85,113
1.354% (US0003M + 1.230%) due 02/27/2023 ~		1,900	1,922
1.375% due 09/03/2026 •	EUR	19,900	23,935
1.625% due 01/20/2027		46,900	57,254
1.750% due 01/17/2028		6,000	7,364
2.129% due 11/24/2026 •(l)		$22,800	23,170
2.222% due 09/18/2024 •		36,300	37,217
2.625% due 12/16/2024	GBP	7,500	10,474
3.035% due 05/28/2032 •(l)		$600	609
3.300% due 11/16/2022		29,400	30,338
3.547% due 09/18/2031 •		51,350	54,836
3.729% due 01/14/2032 •(l)		800	827
3.950% due 02/27/2023		81,200	84,877
3.961% due 11/26/2025 •		158,950	171,981
4.250% due 10/14/2021		255,900	256,177
5.000% due 02/14/2022		36,800	37,405

Digital Euro Finco LLC
2.625% due 04/15/2024	EUR	200	247

Digital Realty Trust LP
3.600% due 07/01/2029		$26,710	29,241
4.450% due 07/15/2028		45,490	52,198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 10/01/2025		$8,500	$9,576

Diversified Healthcare Trust
4.375% due 03/01/2031		2,000	1,937
9.750% due 06/15/2025		35,600	38,982

DNB Bank ASA
1.127% due 09/16/2026 •		15,800	15,616
6.500% due 03/26/2022 •(j)(k)		200	205

Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		1,131	1,136

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		170	170

Empower Finance LP
1.357% due 09/17/2027		15,600	15,330
1.776% due 03/17/2031		4,100	3,947

EPR Properties
3.750% due 08/15/2029		13,100	13,515
4.500% due 06/01/2027		5,300	5,758
4.950% due 04/15/2028		16,780	18,454

Equinix, Inc.
0.250% due 03/15/2027	EUR	400	463
1.000% due 09/15/2025		$65,500	64,627
1.000% due 03/15/2033	EUR	4,700	5,415
1.550% due 03/15/2028		$34,044	33,304
2.500% due 05/15/2031		14,790	14,901
2.625% due 11/18/2024		2,400	2,514
3.200% due 11/18/2029		4,600	4,883

Equitable Holdings, Inc.
4.350% due 04/20/2028		100	114
5.000% due 04/20/2048		1,800	2,297

ERP Operating LP
2.500% due 02/15/2030		32,200	33,217
2.850% due 11/01/2026		8,800	9,366
3.375% due 06/01/2025		200	215

Erste Group Bank AG
8.875% due 10/15/2021 •(j)(k)	EUR	600	697

Essex Portfolio LP
1.650% due 01/15/2031		$5,665	5,302
2.550% due 06/15/2031		1,180	1,193
3.250% due 05/01/2023		1,600	1,659
3.375% due 04/15/2026		1,380	1,490
3.500% due 04/01/2025		6,100	6,570

European Bank for Reconstruction & Development
1.625% due 09/27/2024		11,500	11,854

European Investment Bank
2.875% due 06/13/2025		4,540	4,897

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		7,600	8,681

Federal Realty Investment Trust
1.250% due 02/15/2026		1,600	1,587
3.250% due 07/15/2027		1,200	1,292

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	25

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 06/01/2030		$11,900	$12,926
3.950% due 01/15/2024		11,100	11,842

Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	4,880
3.400% due 06/15/2030		1,800	1,934

First American Financial Corp.
4.000% due 05/15/2030		8,290	9,183

Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	6,300	7,296
0.000% due 12/07/2022 •		19,000	21,939
0.151% due 12/01/2024 •		2,700	3,080
0.999% (US0003M + 0.880%) due 10/12/2021 ~		$2,132	2,132
1.198% (US0003M + 1.080%) due 08/03/2022 ~		8,100	8,077
1.360% (US0003M + 1.235%) due 02/15/2023 ~		24,200	24,115
1.402% (US0003M + 1.270%) due 03/28/2022 ~		14,057	14,068
1.514% due 02/17/2023	EUR	2,100	2,462
1.744% due 07/19/2024		1,800	2,113
2.330% due 11/25/2025		1,700	2,028
2.386% due 02/17/2026		4,975	5,950
2.748% due 06/14/2024	GBP	3,900	5,317
2.900% due 02/16/2028		$6,900	6,900
2.979% due 08/03/2022		1,000	1,012
3.021% due 03/06/2024	EUR	14,300	17,291
3.087% due 01/09/2023		$58,500	59,433
3.096% due 05/04/2023		21,050	21,418
3.250% due 09/15/2025	EUR	2,200	2,720
3.278% (US0003M + 3.140%) due 01/07/2022 ~		$24,200	24,307
3.350% due 11/01/2022		16,200	16,506
3.370% due 11/17/2023		57,400	58,901
3.375% due 11/13/2025		17,400	17,900
3.550% due 10/07/2022		79,900	81,540
3.664% due 09/08/2024		6,000	6,203
3.810% due 01/09/2024		13,200	13,645
4.000% due 11/13/2030		13,600	14,161
4.063% due 11/01/2024		5,400	5,685
4.134% due 08/04/2025		5,000	5,294
4.140% due 02/15/2023		6,500	6,672
4.375% due 08/06/2023		4,800	5,005
4.389% due 01/08/2026		500	534
4.535% due 03/06/2025	GBP	4,400	6,323
4.542% due 08/01/2026		$9,200	9,932
4.687% due 06/09/2025		2,600	2,785
5.113% due 05/03/2029		7,650	8,558
5.125% due 06/16/2025		48,200	52,417
5.584% due 03/18/2024		85,410	91,909
5.596% due 01/07/2022		122,800	124,421

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Franklin Resources, Inc.
1.600% due 10/30/2030		$12,500	$11,905

GA Global Funding Trust
1.625% due 01/15/2026		8,200	8,277

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,852

GATX Corp.
4.000% due 06/30/2030		33,300	37,203

GE Capital Funding LLC
3.450% due 05/15/2025		65,900	71,102
4.050% due 05/15/2027		76,250	85,655
4.400% due 05/15/2030		34,250	39,706
4.550% due 05/15/2032		77,000	91,241

GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025		1,600	1,735
4.418% due 11/15/2035		26,600	31,948

GE Capital UK Funding Unlimited Co.
4.125% due 09/13/2023	GBP	800	1,147
5.875% due 01/18/2033		300	545

General Motors Financial Co., Inc.
0.007% due 03/26/2022 •	EUR	42,000	48,721
1.250% (SOFRRATE + 1.200%) due 11/17/2023 ~		$14,950	15,203
3.550% due 07/08/2022		76,500	78,331
4.200% due 11/06/2021		15,850	15,906
4.250% due 05/15/2023		4,750	5,020
5.100% due 01/17/2024		33,880	36,994

Glitnir Banki HF
0.000% due 12/31/2030 «	EUR	27	0

Globe Life, Inc.
2.150% due 08/15/2030		$12,500	12,416

GLP Capital LP
3.350% due 09/01/2024		4,800	5,067
4.000% due 01/15/2030		19,300	20,749
4.000% due 01/15/2031		2,800	3,024
5.250% due 06/01/2025		4,090	4,566
5.300% due 01/15/2029		2,500	2,926
5.375% due 04/15/2026		1,500	1,707

Goldman Sachs Group, Inc.
0.881% (US0003M + 0.750%) due 02/23/2023 ~		16,900	17,038
1.125% (US0003M + 1.000%) due 07/24/2023 ~		4,800	4,834
1.295% (US0003M + 1.170%) due 05/15/2026 ~		5,300	5,438
3.500% due 01/23/2025		1,300	1,393
3.750% due 05/22/2025		900	976

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		10,100	10,945

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025		$16,300	$16,063

GSPA Monetization Trust
6.422% due 10/09/2029		13,975	15,032

Guardian Life Global Funding
1.250% due 11/19/2027		11,900	11,627

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		2,590	2,605

HAT Holdings LLC
3.750% due 09/15/2030		15,355	15,536

Healthcare Realty Trust, Inc.
2.050% due 03/15/2031		3,100	3,019

Healthcare Trust of America Holdings LP
2.000% due 03/15/2031		7,900	7,580
3.100% due 02/15/2030		2,800	2,947
3.500% due 08/01/2026		8,200	8,895

Healthpeak Properties, Inc.
2.875% due 01/15/2031		5,000	5,221

Highwoods Realty LP
3.050% due 02/15/2030		600	628
4.200% due 04/15/2029		3,600	4,035

Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	7,827
3.500% due 09/15/2030		2,800	2,911
3.750% due 10/15/2023		40	42

HSBC Holdings PLC
1.500% due 12/04/2024 •	EUR	600	720
3.033% due 11/22/2023 •		$12,550	12,908
5.250% due 09/16/2022 •(j)(k)	EUR	1,000	1,197
5.875% due 09/28/2026 •(j)(k)	GBP	16,600	24,573
6.000% due 09/29/2023 •(j)(k)	EUR	200	250

Hudson Pacific Properties LP
3.250% due 01/15/2030		$23,300	24,483
4.650% due 04/01/2029		4,500	5,169

ING Groep NV
1.282% (US0003M + 1.150%) due 03/29/2022 ~		2,100	2,112
1.400% due 07/01/2026 •		31,200	31,292
6.875% due 04/16/2022 •(j)(k)		2,200	2,262

Intercontinental Exchange, Inc.
1.850% due 09/15/2032		5,700	5,377
2.100% due 06/15/2030		13,000	12,881
3.000% due 06/15/2050		5,500	5,463
3.750% due 12/01/2025		1,300	1,429

Intesa Sanpaolo SpA
3.250% due 09/23/2024		41,900	44,262

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JAB Holdings BV
2.200% due 11/23/2030		$1,000	$983

JPMorgan Chase & Co.
0.697% due 03/16/2024 •		30,300	30,394
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~		6,200	6,252
1.028% (US0003M + 0.890%) due 07/23/2024 ~		43,100	43,678
1.355% (US0003M + 1.230%) due 10/24/2023 ~		1,100	1,114
1.470% due 09/22/2027 •		36,500	36,281
1.514% due 06/01/2024 •		6,600	6,712
1.578% due 04/22/2027 •		11,500	11,530
2.182% due 06/01/2028 •		58,450	59,711
2.739% due 10/15/2030 •		5,800	6,010
3.797% due 07/23/2024 •		19,100	20,197

Kilroy Realty LP
2.500% due 11/15/2032		9,000	8,875
2.650% due 11/15/2033 (c)		4,500	4,443
3.050% due 02/15/2030		6,700	7,030
4.250% due 08/15/2029		2,100	2,374
4.375% due 10/01/2025		2,900	3,229

Kimco Realty Corp.
1.900% due 03/01/2028		12,000	12,010
2.700% due 03/01/2024		11,300	11,775
2.700% due 10/01/2030		1,700	1,750
3.300% due 02/01/2025		9,200	9,813

KKR Group Finance Co. LLC
3.500% due 08/25/2050		13,500	14,259
3.750% due 07/01/2029		5,300	5,890

Kookmin Bank
2.500% due 11/04/2030 (k)		3,800	3,768
4.500% due 02/01/2029 (k)		2,700	3,056

Lazard Group LLC
4.375% due 03/11/2029		3,700	4,194
4.500% due 09/19/2028		7,000	8,088

Lexington Realty Trust
2.375% due 10/01/2031		8,200	7,961
2.700% due 09/15/2030		2,900	2,938

Life Storage LP
2.200% due 10/15/2030		3,400	3,375
2.400% due 10/15/2031 (c)		4,000	3,965
4.000% due 06/15/2029		500	561

Lifestorage LP
3.500% due 07/01/2026		5,600	6,113

Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		11,912	13,958

Lloyds Bank PLC
7.500% due 04/02/2032 þ		43,800	33,971

Lloyds Banking Group PLC
1.000% due 11/09/2023	EUR	13,500	16,042

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	27

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.412% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	$7,391
2.858% due 03/17/2023 •		$25,600	25,887
2.907% due 11/07/2023 •		5,300	5,439
3.500% due 04/01/2026 •	EUR	6,500	8,429
3.900% due 03/12/2024		$9,900	10,646
4.000% due 03/07/2025	AUD	22,400	17,629
4.375% due 03/22/2028		$1,000	1,138
4.947% due 06/27/2025 •(j)(k)	EUR	1,900	2,416
7.625% due 06/27/2023 •(j)(k)	GBP	50,600	73,574

Loews Corp.
3.200% due 05/15/2030		$7,200	7,740

Logicor Financing SARL
1.500% due 11/14/2022	EUR	8,100	9,524
1.625% due 07/15/2027		7,200	8,785
2.250% due 05/13/2025		41,100	50,882
3.250% due 11/13/2028		10,900	14,613

Manulife Financial Corp.
2.484% due 05/19/2027		$32,000	33,502

Marsh & McLennan Cos., Inc.
3.500% due 03/10/2025		4,000	4,305

Metropolitan Life Global Funding
0.950% due 07/02/2025		11,850	11,715
3.450% due 12/18/2026		15,600	17,165

Mid-America Apartments LP
1.700% due 02/15/2031		7,600	7,221
2.750% due 03/15/2030		4,100	4,269
3.950% due 03/15/2029		14,700	16,561
4.200% due 06/15/2028		1,300	1,490
4.300% due 10/15/2023		100	107

Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		5,680	5,790
3.406% due 02/28/2022		6,300	6,359

Mitsubishi UFJ Financial Group, Inc.
0.860% (US0003M + 0.740%) due 03/02/2023 ~		93,900	94,746
1.412% due 07/17/2025		23,000	23,143
2.801% due 07/18/2024		63,800	67,268
3.407% due 03/07/2024		938	999
3.455% due 03/02/2023		35,000	36,520

Mizuho Financial Group, Inc.
0.906% (US0003M + 0.790%) due 03/05/2023 ~		110,100	111,102
1.109% (US0003M + 0.990%) due 07/10/2024 ~		24,100	24,423
1.241% due 07/10/2024 •		21,300	21,555
1.979% due 09/08/2031 •		20,800	20,094
2.201% due 07/10/2031 •		30,800	30,312

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.555% due 09/13/2025 •		$41,600	$43,557
3.549% due 03/05/2023		48,000	50,134
3.922% due 09/11/2024 •		68,900	73,207

Morgan Stanley
1.525% (US0003M + 1.400%) due 10/24/2023 ~		5,100	5,169
3.125% due 07/27/2026		700	754
3.737% due 04/24/2024 •		24,700	25,924

MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,400	1,938
3.692% due 06/05/2028		3,500	5,033

Nasdaq, Inc.
3.850% due 06/30/2026		$800	888

National Health Investors, Inc.
3.000% due 02/01/2031		6,990	6,804

National Retail Properties, Inc.
2.500% due 04/15/2030		3,500	3,551

Nationwide Building Society
3.766% due 03/08/2024 •		142,100	148,182
3.960% due 07/18/2030 •		36,800	40,928
4.363% due 08/01/2024 •		19,220	20,461

Natwest Group PLC
0.750% due 11/15/2025 •	EUR	7,609	8,993
1.595% (US0003M + 1.470%) due 05/15/2023 ~		$900	907
1.682% (US0003M + 1.550%) due 06/25/2024 ~		42,800	43,704
2.000% due 03/08/2023 •	EUR	7,100	8,305
2.500% due 03/22/2023		6,500	7,829
3.073% due 05/22/2028 •		$27,400	29,110
3.498% due 05/15/2023 •		6,500	6,619
3.875% due 09/12/2023		70,050	74,296
4.519% due 06/25/2024 •		39,100	41,629
4.892% due 05/18/2029 •		21,100	24,585
8.000% due 08/10/2025 •(j)(k)		1,200	1,419

NatWest Markets PLC
0.625% due 03/02/2022	EUR	6,200	7,215

New York Life Insurance Co.
3.750% due 05/15/2050		$5,600	6,283

Nissan Motor Acceptance Co. LLC
0.755% (US0003M + 0.640%) due 03/08/2024 ~		21,600	21,662
0.822% due 09/28/2022 •		6,792	6,808
1.019% (US0003M + 0.890%) due 01/13/2022 ~		17,983	18,014
1.850% due 09/16/2026		30,200	29,904
2.000% due 03/09/2026		23,900	23,967
2.450% due 09/15/2028		500	495

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.600% due 09/28/2022	$13,022	$13,262
2.650% due 07/13/2022	7,500	7,615
2.750% due 03/09/2028	8,550	8,649
3.450% due 03/15/2023	200	207
3.875% due 09/21/2023	2,600	2,744

Nomura Holdings, Inc.
1.851% due 07/16/2025	44,500	45,180
2.679% due 07/16/2030	9,500	9,604

NongHyup Bank
0.875% due 07/28/2024	10,400	10,425
1.250% due 07/20/2025	8,000	7,975

Nordea Bank Abp
3.750% due 08/30/2023	2,100	2,230

Norinchukin Bank
2.080% due 09/22/2031	19,700	19,518

NTT Finance Corp.
0.373% due 03/03/2023	11,200	11,212
0.583% due 03/01/2024	11,300	11,288
1.162% due 04/03/2026	31,800	31,636

Nuveen Finance LLC
4.125% due 11/01/2024	5,475	6,019

Old Republic International Corp.
3.875% due 08/26/2026	2,850	3,158

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	24,890	25,362
3.625% due 10/01/2029	14,300	15,062
4.375% due 08/01/2023	42	44
5.250% due 01/15/2026	33,800	38,399

OneMain Finance Corp.
6.125% due 05/15/2022	35,620	36,600
6.875% due 03/15/2025	41,090	46,226

Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022	1,400	1,415
4.125% due 02/01/2029	4,700	5,286

Pacific Life Global Funding
1.200% due 06/24/2025	4,800	4,814

Pacific LifeCorp
3.350% due 09/15/2050	7,000	7,412

Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	5,188	5,422
5.500% due 02/15/2024	937	1,023

Physicians Realty LP
3.950% due 01/15/2028	3,900	4,287

Piedmont Operating Partnership LP
3.150% due 08/15/2030	21,100	21,723

Pinnacol Assurance
8.625% due 06/25/2034 «(l)	15,000	19,393

Piper Jaffray Cos.
4.740% due 10/15/2021	8,900	8,978
5.200% due 10/15/2023	14,000	14,087

Principal Life Global Funding
1.250% due 06/23/2025	4,600	4,610

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 08/16/2026		$14,000	$13,922

Protective Life Global Funding
3.104% due 04/15/2024		38,900	41,263

Prudential PLC
3.125% due 04/14/2030		2,800	3,018

Public Storage
0.500% due 09/09/2030	EUR	14,900	16,930

Quicken Loans LLC
5.250% due 01/15/2028		$9,600	10,356

Realty Income Corp.
3.250% due 01/15/2031		12,300	13,355
3.875% due 04/15/2025		2,800	3,069

Regency Centers LP
3.700% due 06/15/2030		11,480	12,686

Reinsurance Group of America, Inc.
3.150% due 06/15/2030		6,300	6,708

Reliance Standard Life Global Funding
2.625% due 07/22/2022		12,100	12,332

Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	855
3.400% due 01/18/2023		3,400	3,517
3.450% due 06/02/2025		22,500	24,101

Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(j)(k)	GBP	400	559

SBA Tower Trust
1.884% due 07/15/2050		$24,900	25,238
2.328% due 07/15/2052		27,200	27,767
2.836% due 01/15/2050		3,987	4,134

Scentre Group Trust
3.500% due 02/12/2025		1,000	1,066
3.625% due 01/28/2026		7,100	7,704
4.375% due 05/28/2030 (n)		60,250	69,645

Service Properties Trust
4.350% due 10/01/2024		11,200	11,362
4.375% due 02/15/2030		300	286
4.650% due 03/15/2024		700	708
4.750% due 10/01/2026		31,200	30,927
4.950% due 02/15/2027		1,400	1,399
4.950% due 10/01/2029		12,800	12,542

Shinhan Bank Co. Ltd.
1.375% due 10/21/2026		6,300	6,289
4.000% due 04/23/2029 (k)		18,500	20,509

Shinhan Financial Group Co. Ltd.
1.350% due 01/10/2026		13,300	13,252

Simon Property Group LP
2.000% due 09/13/2024		32,700	33,856
2.450% due 09/13/2029		24,000	24,531
2.750% due 06/01/2023		5,600	5,783
3.375% due 12/01/2027		4,600	5,017

Sitka Holdings LLC
5.250% due 07/06/2026 •		24,150	24,511

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	29

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Skandinaviska Enskilda Banken AB
5.625% due 05/13/2022 •(j)(k)		$400	$409

SL Green Realty Corp.
4.500% due 12/01/2022		850	879

SMBC Aviation Capital Finance DAC
4.125% due 07/15/2023		1,300	1,374

Societe Generale S.A.
1.488% due 12/14/2026 •		26,600	26,314
1.792% due 06/09/2027 •		17,900	17,811
4.250% due 09/14/2023		70,750	75,550
7.375% due 10/04/2023 •(j)(k)		2,000	2,169
7.875% due 12/18/2023 •(j)(k)		2,200	2,430

Spirit Realty LP
2.100% due 03/15/2028		6,400	6,372
3.200% due 02/15/2031		5,800	6,030
3.400% due 01/15/2030		9,200	9,786
4.000% due 07/15/2029		2,590	2,872

Standard Chartered PLC
0.991% due 01/12/2025 •		31,100	31,013
1.319% due 10/14/2023 •		4,100	4,127
1.456% due 01/14/2027 •		12,900	12,707
7.500% due 04/02/2022 •(j)(k)		2,300	2,367
7.750% due 04/02/2023 •(j)(k)		400	431

Stifel Financial Corp.
4.000% due 05/15/2030		32,600	36,374

STORE Capital Corp.
2.750% due 11/18/2030		4,860	4,888
4.625% due 03/15/2029		400	454

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		44,300	44,674
1.902% due 09/17/2028		11,800	11,670
2.448% due 09/27/2024		35,100	36,702
2.696% due 07/16/2024		27,450	28,841

Sun Communities Operating LP
2.300% due 11/01/2028 (c)		4,900	4,912
2.700% due 07/15/2031		1,800	1,821

SVB Financial Group
3.125% due 06/05/2030		8,700	9,316

Synchrony Financial
2.850% due 07/25/2022		4,500	4,582
3.700% due 08/04/2026		1,600	1,737
5.150% due 03/19/2029		5,450	6,384

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	16,211	28,005
5.661% due 10/13/2041		8,301	14,658
5.744% due 04/13/2040		8,720	15,409
5.801% due 10/13/2040		22,681	40,073

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Bancorp
1.450% due 05/12/2025		$23,800	$24,191

UBS AG
5.125% due 05/15/2024 (k)		1,700	1,862
7.625% due 08/17/2022 (k)		35,049	37,141

UBS Group AG
1.075% (US0003M + 0.950%) due 08/15/2023 ~		9,100	9,170
1.351% due 05/23/2023 •		7,700	7,757
2.859% due 08/15/2023 •		2,958	3,021
3.491% due 05/23/2023		14,700	14,986
4.125% due 09/24/2025		7,200	7,958
4.125% due 04/15/2026		39,400	43,932
4.253% due 03/23/2028		6,200	6,976

UDR, Inc.
3.000% due 08/15/2031		1,500	1,572
3.100% due 11/01/2034		5,700	5,952
4.400% due 01/26/2029		5,000	5,699

UniCredit SpA
2.569% due 09/22/2026 •		21,800	22,175
4.033% (US0003M + 3.900%) due 01/14/2022 ~		47,200	47,647
6.572% due 01/14/2022		21,050	21,393
7.830% due 12/04/2023		350,050	400,724
9.250% due 06/03/2022 •(j)(k)	EUR	900	1,098

Ventas Realty LP
3.000% due 01/15/2030		$33,600	34,976
4.125% due 01/15/2026		5,000	5,527

VEREIT Operating Partnership LP
2.200% due 06/15/2028		550	557
2.850% due 12/15/2032		4,400	4,575
3.100% due 12/15/2029		8,900	9,484
3.400% due 01/15/2028		9,400	10,172
3.950% due 08/15/2027		900	1,010
4.625% due 11/01/2025		6,600	7,424
4.875% due 06/01/2026		9,700	11,120

Virgin Money UK PLC
4.000% due 09/03/2027 •	GBP	2,300	3,421

Volkswagen Bank GmbH
0.926% (EUR003M + 1.470%) due 08/01/2022 ~	EUR	5,000	5,852
1.250% due 08/01/2022		28,200	33,093
1.875% due 01/31/2024		39,700	48,024
2.500% due 07/31/2026		14,000	17,928

Volkswagen Leasing GmbH
1.000% due 02/16/2023		8,750	10,301
2.625% due 01/15/2024		6,700	8,244

WEA Finance LLC
3.750% due 09/17/2024		$12,300	13,096

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
1.359% (US0003M + 1.230%) due 10/31/2023 ~		$13,630	$13,803
1.654% due 06/02/2024 •		4,500	4,589
1.741% due 05/04/2030 •	EUR	13,700	17,051
2.164% due 02/11/2026 •		$17,200	17,749
2.393% due 06/02/2028 •		18,900	19,510
2.406% due 10/30/2025 •		32,100	33,442
3.000% due 02/19/2025		5,100	5,415
3.000% due 04/22/2026		2,600	2,791
3.550% due 09/29/2025		12,900	14,060
3.750% due 01/24/2024		10,362	11,080

Welltower, Inc.
2.750% due 01/15/2031		21,050	21,720
3.100% due 01/15/2030		24,700	26,134
3.625% due 03/15/2024		19,950	21,276
4.250% due 04/01/2026		800	894

Willis North America, Inc.
2.950% due 09/15/2029		2,200	2,302

WP Carey, Inc.
2.400% due 02/01/2031		5,000	4,941
4.000% due 02/01/2025		13,550	14,740
4.250% due 10/01/2026		1,700	1,909
4.600% due 04/01/2024		7,500	8,140

			10,984,751

INDUSTRIALS 10.5%

7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~		7,650	7,652
0.625% due 02/10/2023		900	900
0.800% due 02/10/2024		14,446	14,444
0.950% due 02/10/2026		16,000	15,721
1.300% due 02/10/2028		27,900	26,838
1.800% due 02/10/2031		13,400	12,770

AbbVie, Inc.
2.150% due 11/19/2021		45,500	45,610
2.600% due 11/21/2024		51,300	53,945
2.850% due 05/14/2023		1,050	1,087
2.950% due 11/21/2026		12,700	13,611
3.600% due 05/14/2025		300	325

Activision Blizzard, Inc.
2.500% due 09/15/2050		11,700	10,154

Adani Transmission Ltd.
4.000% due 08/03/2026		12,328	13,078

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Air Canada Pass-Through Trust
3.300% due 07/15/2031	$990	$1,014
3.600% due 09/15/2028	2,876	2,933
5.250% due 10/01/2030	4,967	5,373

Aker BP ASA
4.000% due 01/15/2031	1,100	1,197

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	16,789	18,739

Alcon Finance Corp.
2.600% due 05/27/2030	6,000	6,131

Altice France S.A.
7.375% due 05/01/2026	21,852	22,701

Amdocs Ltd.
2.538% due 06/15/2030	15,900	15,843

American Airlines Pass-Through Trust
3.000% due 04/15/2030	16,411	16,410
3.150% due 08/15/2033	18,466	18,716
3.200% due 12/15/2029	11,447	11,553
3.250% due 04/15/2030	7,096	6,876
3.350% due 04/15/2031	12,693	12,825
3.375% due 11/01/2028	9,900	10,033
3.500% due 08/15/2033	4,823	4,653
3.575% due 07/15/2029	4,038	4,130
3.600% due 03/22/2029	6,655	6,909
3.600% due 04/15/2031	586	578
3.650% due 12/15/2029	4,154	4,055
3.650% due 08/15/2030	4,668	4,833
3.700% due 04/01/2028	4,426	4,518

American Airlines, Inc.
5.750% due 04/20/2029	8,000	8,630

Amphenol Corp.
3.200% due 04/01/2024	1,900	2,006

Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	99,100	108,609
4.350% due 06/01/2040	25,650	29,839
4.500% due 06/01/2050	21,390	25,582
4.600% due 06/01/2060	14,200	17,100

Anthem, Inc.
2.375% due 01/15/2025	2,000	2,085
2.550% due 03/15/2031	15,800	16,250

AP Moller - Maersk A/S
3.750% due 09/22/2024	2,200	2,366
4.500% due 06/20/2029	19,600	22,754

Arrow Electronics, Inc.
4.500% due 03/01/2023	3,000	3,132

AstraZeneca PLC
0.789% (US0003M + 0.665%) due 08/17/2023 ~	1,600	1,617

AutoNation, Inc.
4.750% due 06/01/2030	6,715	7,838

Bacardi Ltd.
4.450% due 05/15/2025	18,200	20,067

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	31

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BAE Systems PLC
3.000% due 09/15/2050	$7,000	$6,746

Banner Health
1.897% due 01/01/2031	1,900	1,889

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	5,100	5,519

BayCare Health System, Inc.
3.831% due 11/15/2050	2,700	3,228

Bayer U.S. Finance LLC
1.126% (US0003M + 1.010%) due 12/15/2023 ~	12,600	12,772
3.000% due 10/08/2021	1,200	1,200
3.875% due 12/15/2023	8,400	8,940
4.250% due 12/15/2025	32,800	36,273
4.375% due 12/15/2028	30,800	34,898

Becton Dickinson and Co.
2.823% due 05/20/2030	7,200	7,550
3.794% due 05/20/2050	5,500	6,153

Berry Global, Inc.
1.570% due 01/15/2026	4,900	4,905

Black Knight InfoServ LLC
3.625% due 09/01/2028	4,400	4,428

BMW Finance NV
2.250% due 08/12/2022	63,900	65,030

BMW U.S. Capital LLC
0.800% due 04/01/2024	14,900	14,966
3.300% due 04/06/2027	900	984

Boardwalk Pipelines LP
3.400% due 02/15/2031	5,000	5,261

Boeing Co.
1.167% due 02/04/2023	6,700	6,715
1.433% due 02/04/2024	78,890	79,012
1.950% due 02/01/2024	115,500	118,233
2.196% due 02/04/2026	10,550	10,630
2.750% due 02/01/2026	108,190	112,746

Boston Scientific Corp.
2.650% due 06/01/2030	54,840	56,636

British Airways Pass-Through Trust
2.900% due 09/15/2036	800	807
3.300% due 06/15/2034	2,573	2,617
3.350% due 12/15/2030	6,811	6,847
3.800% due 03/20/2033	1,912	1,994
4.250% due 05/15/2034	2,334	2,525

Broadcom, Inc.
1.950% due 02/15/2028	700	692
2.450% due 02/15/2031	58,100	56,310
2.600% due 02/15/2033	22,900	22,018
3.137% due 11/15/2035	177,257	176,999
3.187% due 11/15/2036	32,803	32,765
3.419% due 04/15/2033	30,954	32,068
3.469% due 04/15/2034	20,660	21,294
3.500% due 02/15/2041	13,500	13,359
3.750% due 02/15/2051	15,700	15,698

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.110% due 09/15/2028	$99,092	$110,325
4.150% due 11/15/2030	40,872	45,311
4.300% due 11/15/2032	59,580	66,816

Campbell Soup Co.
4.150% due 03/15/2028	34,200	38,547

Catholic Health Services of Long Island Obligated Group
3.368% due 07/01/2050	11,100	11,572

Celanese U.S. Holdings LLC
4.625% due 11/15/2022	1,700	1,778

Centene Corp.
4.250% due 12/15/2027	6,700	7,021
4.625% due 12/15/2029	7,000	7,637

CenterPoint Energy Resources Corp.
0.620% (US0003M + 0.500%) due 03/02/2023 ~	28,540	28,545
0.700% due 03/02/2023	13,400	13,401
1.750% due 10/01/2030	18,500	17,792
3.550% due 04/01/2023	11,300	11,784

Central Nippon Expressway Co. Ltd.
2.567% due 11/02/2021	4,013	4,020
2.849% due 03/03/2022	2,000	2,020

CGI, Inc.
1.450% due 09/14/2026	13,500	13,366

Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~	60,500	62,234
2.250% due 01/15/2029 (c)	1,250	1,250
3.500% due 06/01/2041	9,800	9,637
3.700% due 04/01/2051	2,200	2,146
3.850% due 04/01/2061	1,700	1,625
4.464% due 07/23/2022	79,608	81,640
4.908% due 07/23/2025	38,100	42,866
6.484% due 10/23/2045	1,500	2,043

Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	13,700	15,499

Chevron Corp.
2.236% due 05/11/2030	24,100	24,722
3.078% due 05/11/2050	30,000	31,097

Choice Hotels International, Inc.
3.700% due 12/01/2029	5,090	5,420

Citrix Systems, Inc.
1.250% due 03/01/2026	6,800	6,692
3.300% due 03/01/2030	2,700	2,759
4.500% due 12/01/2027	3,600	3,987

Coca-Cola Femsa S.A.B. de C.V.
1.850% due 09/01/2032	15,100	14,317

CommonSpirit Health
3.910% due 10/01/2050	24,400	26,708

Conagra Brands, Inc.
1.375% due 11/01/2027	13,890	13,540

Constellation Brands, Inc.
3.700% due 12/06/2026	2,800	3,086

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	$2,425	$2,564

CoStar Group, Inc.
2.800% due 07/15/2030	10,600	10,789

Cox Communications, Inc.
2.950% due 10/01/2050	4,700	4,428

CRH America Finance, Inc.
3.950% due 04/04/2028	18,900	21,190
4.500% due 04/04/2048	6,900	8,430

CVS Health Corp.
2.125% due 09/15/2031	8,500	8,358
3.250% due 08/15/2029	8,700	9,357
3.875% due 07/20/2025	11,470	12,563
4.300% due 03/25/2028	10,420	11,896

CVS Pass-Through Trust
8.353% due 07/10/2031	181	235

D.R. Horton, Inc.
5.750% due 08/15/2023	5,247	5,691

DAE Funding LLC
1.625% due 02/15/2024	19,300	19,204

Daimler Finance North America LLC
0.750% due 03/01/2024	50,000	50,105
0.964% (US0003M + 0.840%) due 05/04/2023 ~	30,500	30,815
1.011% (US0003M + 0.880%) due 02/22/2022 ~	36,300	36,424
1.025% (US0003M + 0.900%) due 02/15/2022 ~	42,000	42,135
1.450% due 03/02/2026	23,000	23,113
2.550% due 08/15/2022	129,250	131,789
2.700% due 06/14/2024	23,000	24,135
3.400% due 02/22/2022	31,400	31,780
3.700% due 05/04/2023	20,600	21,612
3.750% due 11/05/2021	2,000	2,006

Danone S.A.
2.589% due 11/02/2023	3,331	3,460

Dell International LLC
4.900% due 10/01/2026	15,300	17,636
5.300% due 10/01/2029	5,300	6,413
5.450% due 06/15/2023	107,200	115,007
6.020% due 06/15/2026	19,800	23,569
6.100% due 07/15/2027	7,300	9,031
6.200% due 07/15/2030	4,700	6,018

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	1,692	1,688

Deutsche Telekom International Finance BV
3.600% due 01/19/2027	4,200	4,618

Discovery Communications LLC
3.625% due 05/15/2030 (n)	11,300	12,263
4.650% due 05/15/2050	39,300	45,633

Duke University
2.682% due 10/01/2044	18,800	18,889
2.832% due 10/01/2055	31,400	32,233

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eastern Energy Gas Holdings LLC
2.500% due 11/15/2024		$8,400	$8,801

eBay, Inc.
1.900% due 03/11/2025		7,000	7,213
2.700% due 03/11/2030		19,100	19,903

Electronic Arts, Inc.
1.850% due 02/15/2031		500	484

ELO SACA
3.250% due 07/23/2027	EUR	4,600	6,102

Emory University
1.566% due 09/01/2025		$2,100	2,130
2.143% due 09/01/2030		12,300	12,566
2.969% due 09/01/2050		33,500	34,921

Empresa de Transporte de Pasajeros Metro S.A.
4.700% due 05/07/2050		15,100	17,761

Enbridge, Inc.
0.625% (US0003M + 0.500%) due 02/18/2022 ~		29,600	29,657

Energy Transfer LP
2.900% due 05/15/2025		1,500	1,573
3.600% due 02/01/2023		2,300	2,372
4.250% due 03/15/2023		4,135	4,312
4.500% due 11/01/2023		34,709	36,947
5.000% due 10/01/2022		4,722	4,872
5.000% due 05/15/2050		200	231

Entergy Louisiana LLC
1.600% due 12/15/2030		4,100	3,924
2.350% due 06/15/2032		6,860	6,883
5.400% due 11/01/2024		2,400	2,726

EOG Resources, Inc.
4.375% due 04/15/2030		800	934
4.950% due 04/15/2050		2,600	3,447

EQM Midstream Partners LP
4.750% due 07/15/2023		2,698	2,821
6.000% due 07/01/2025		9,000	9,877
6.500% due 07/01/2027		5,000	5,630

Equifax, Inc.
3.100% due 05/15/2030		2,390	2,530

Essential Utilities, Inc.
2.400% due 05/01/2031		1,890	1,902
3.351% due 04/15/2050		1,800	1,852

Expedia Group, Inc.
2.950% due 03/15/2031		5,100	5,158
3.250% due 02/15/2030		15,000	15,523
4.625% due 08/01/2027		5,000	5,672
6.250% due 05/01/2025		16,444	18,965

Ferguson Finance PLC
3.250% due 06/02/2030		4,400	4,707

Fidelity National Information Services, Inc.
1.150% due 03/01/2026		4,000	3,967

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	33

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fiserv, Inc.
2.250% due 06/01/2027		$5,500	$5,676
2.650% due 06/01/2030		50,380	51,587

Flex Ltd.
4.875% due 05/12/2030		32,500	37,722

Ford Foundation
2.415% due 06/01/2050		5,100	4,869

Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029		19,112	20,611
4.000% due 06/15/2025		2,500	2,734

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~		14,200	14,211

General Electric Co.
0.501% (US0003M + 0.380%) due 05/05/2026 ~		2,800	2,766
3.450% due 05/01/2027		4,900	5,377
3.625% due 05/01/2030		9,700	10,786
5.550% due 01/05/2026		48,400	56,724
5.625% due 09/16/2031	GBP	100	174
7.500% due 08/21/2035		$2,100	3,067

General Mills, Inc.
6.410% due 10/15/2022		10,400	11,030

General Motors Co.
5.400% due 10/02/2023 (l)		7,800	8,509
6.125% due 10/01/2025 (l)		7,800	9,142

Global Payments, Inc.
1.200% due 03/01/2026		9,000	8,913
2.650% due 02/15/2025		3,930	4,109
2.900% due 05/15/2030		19,892	20,540
3.200% due 08/15/2029		5,300	5,606

Gray Oak Pipeline LLC
3.450% due 10/15/2027		23,200	24,481

Hackensack Meridian Health, Inc.
2.675% due 09/01/2041		6,600	6,546

Hamilton College
4.750% due 07/01/2113		29,370	36,049

Hawaiian Airlines Pass-Through Certificates
7.375% due 09/15/2027		885	1,032

HCA, Inc.
5.000% due 03/15/2024		1,150	1,263
5.375% due 09/01/2026		26,700	30,582
5.875% due 02/01/2029		1,700	2,045

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		10,600	10,454

Huntington Ingalls Industries, Inc.
0.670% due 08/16/2023		12,400	12,400
2.043% due 08/16/2028		10,000	9,874
4.200% due 05/01/2030		3,500	3,956

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~(c)	$5,800	$5,808
1.300% due 10/01/2023 (c)	4,200	4,206
3.120% (US0003M + 3.000%) due 09/01/2022 ~	71,900	71,987

Hyundai Capital America
0.800% due 04/03/2023	59,360	59,402
0.800% due 01/08/2024	45,100	44,919
1.000% due 09/17/2024	32,500	32,396
1.150% due 11/10/2022	48,450	48,727
1.650% due 09/17/2026	75,100	74,463
2.100% due 09/15/2028	34,600	34,128

IHS Markit Ltd.
4.000% due 03/01/2026	2,000	2,203
4.250% due 05/01/2029	5,600	6,389
5.000% due 11/01/2022	2,300	2,388

Imperial Brands Finance PLC
3.125% due 07/26/2024	20,130	21,187
3.500% due 07/26/2026	34,025	36,431
3.750% due 07/21/2022	17,182	17,521
3.875% due 07/26/2029	38,650	41,621
4.250% due 07/21/2025	16,305	17,784

Infor, Inc.
1.450% due 07/15/2023	5,600	5,661
1.750% due 07/15/2025	12,500	12,668

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	6,300	7,089

International Flavors & Fragrances, Inc.
1.230% due 10/01/2025	15,300	15,180
3.200% due 05/01/2023	5,100	5,282
3.268% due 11/15/2040	7,100	7,347
3.468% due 12/01/2050	18,200	19,136

JetBlue Pass-Through Trust
2.750% due 11/15/2033	8,123	8,190
2.950% due 11/15/2029	563	571
4.000% due 05/15/2034	4,981	5,436

Kaiser Foundation Hospitals
2.810% due 06/01/2041	22,200	22,487

Kansas City Southern
2.875% due 11/15/2029	3,800	3,996

Kinder Morgan, Inc.
7.750% due 01/15/2032	5,100	7,324

KLA Corp.
4.650% due 11/01/2024	5,400	5,958

Komatsu Finance America, Inc.
2.437% due 09/11/2022	4,727	4,816

Kraft Heinz Foods Co.
6.500% due 02/09/2040	300	427
7.125% due 08/01/2039	25,200	38,094

Leidos, Inc.
2.300% due 02/15/2031	15,300	14,968

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 05/15/2025		$1,800	$1,945
4.375% due 05/15/2030		3,300	3,732

Lennar Corp.
4.750% due 05/30/2025		1,180	1,316
5.000% due 06/15/2027		2,188	2,540
5.875% due 11/15/2024		1,300	1,464

Level 3 Financing, Inc.
3.400% due 03/01/2027		16,100	16,979
3.750% due 07/15/2029		5,000	4,839
3.875% due 11/15/2029		12,520	13,403

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		14,600	14,143

Marriott International, Inc.
3.500% due 10/15/2032		29,040	30,881
3.600% due 04/15/2024		12,900	13,750
4.150% due 12/01/2023		33,000	35,207
4.625% due 06/15/2030		1,600	1,829

Masco Corp.
1.500% due 02/15/2028		6,990	6,806

Mather Foundation
2.675% due 10/01/2031 «(c)		1,050	1,052

McDonald’s Corp.
3.700% due 01/30/2026		2,700	2,970

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		18,000	18,068

Micron Technology, Inc.
4.975% due 02/06/2026		13,900	15,912
5.327% due 02/06/2029		10,000	11,904

MidMichigan Health
3.409% due 06/01/2050		29,500	31,871

Mohawk Industries, Inc.
3.625% due 05/15/2030		3,100	3,381

Moody’s Corp.
3.250% due 05/20/2050		1,200	1,235

Motorola Solutions, Inc.
2.300% due 11/15/2030		18,470	18,168

Motors Liquidation Co.
8.375% due 07/05/2033 ^«(e)	EUR	20,000	0

MPLX LP
4.700% due 04/15/2048		$7,200	8,329

Mylan, Inc.
3.125% due 01/15/2023		1,500	1,550

National Fuel Gas Co.
2.950% due 03/01/2031		10,900	11,050

NetApp, Inc.
1.875% due 06/22/2025		4,700	4,817
2.375% due 06/22/2027		32,800	34,245
2.700% due 06/22/2030		41,400	42,575

Netflix, Inc.
4.625% due 05/15/2029	EUR	15,319	22,278

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newell Brands, Inc.
4.700% due 04/01/2026		$2,700	$2,980
4.875% due 06/01/2025		2,600	2,873

Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	1,200	1,508
3.043% due 09/15/2023		$44,300	46,093
3.201% due 09/17/2028	EUR	3,100	4,038
3.522% due 09/17/2025		$122,200	129,988
4.345% due 09/17/2027		133,400	146,646
4.810% due 09/17/2030		33,600	37,811

Northeastern University
2.894% due 10/01/2050		7,200	7,287

Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		418	418
7.041% due 10/01/2023		2,653	2,710

NVR, Inc.
3.000% due 05/15/2030		4,623	4,841

NXP BV
2.700% due 05/01/2025		4,788	5,004
3.150% due 05/01/2027		4,100	4,376
3.400% due 05/01/2030		10,400	11,296
3.875% due 09/01/2022		11,935	12,292
3.875% due 06/18/2026		37,682	41,534
4.300% due 06/18/2029		2,100	2,382
4.625% due 06/01/2023		2,600	2,766
5.350% due 03/01/2026		13,800	15,980

NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667% due 10/01/2050		4,000	3,742

Occidental Petroleum Corp.
6.950% due 07/01/2024		2,163	2,448

Odebrecht Oil & Gas Finance Ltd.
0.000% due 11/01/2021 (h)(j)		38,250	334

ONEOK Partners LP
6.125% due 02/01/2041		2,170	2,794
6.850% due 10/15/2037		2,200	2,997

Oracle Corp.
2.800% due 04/01/2027		300	318
2.950% due 04/01/2030		1,500	1,572
3.600% due 04/01/2050		12,600	12,641
3.850% due 04/01/2060		15,000	15,277

Owens Corning
4.200% due 12/01/2024		2,500	2,728

Panasonic Corp.
2.536% due 07/19/2022		11,100	11,264

PayPal Holdings, Inc.
1.650% due 06/01/2025		5,900	6,048
2.300% due 06/01/2030		30,100	30,867
2.650% due 10/01/2026		13,200	14,114
2.850% due 10/01/2029		41,400	44,212
3.250% due 06/01/2050		22,000	23,770

PeaceHealth Obligated Group
3.218% due 11/15/2050		8,900	9,232

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	35

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023	$2,700	$2,842

Penske Truck Leasing Co. LP
3.450% due 07/01/2024	11,100	11,829
4.125% due 08/01/2023	2,400	2,544

Perrigo Finance Unlimited Co.
3.150% due 06/15/2030	11,400	11,800
3.900% due 12/15/2024	1,000	1,060

Petronas Capital Ltd.
4.550% due 04/21/2050	3,500	4,301

President and Fellows of Harvard College
2.517% due 10/15/2050	550	544

Quanta Services, Inc.
0.950% due 10/01/2024	1,100	1,101
2.900% due 10/01/2030	4,000	4,141

QVC, Inc.
4.375% due 03/15/2023	1,700	1,775

Reckitt Benckiser Treasury Services PLC
0.689% (US0003M + 0.560%) due 06/24/2022 ~	4,700	4,719

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	8,190	7,799
2.800% due 09/15/2050	5,500	5,088

Reliance Steel & Aluminum Co.
1.300% due 08/15/2025	300	299

Rockefeller Foundation
2.492% due 10/01/2050	12,790	12,496

Rolls-Royce PLC
5.750% due 10/15/2027	1,200	1,328

Royalty Pharma PLC
1.200% due 09/02/2025	11,900	11,830
1.750% due 09/02/2027	13,000	12,955

Rumo Luxembourg SARL
5.250% due 01/10/2028	15,500	16,294

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	1,400	1,564
4.500% due 05/15/2030	37,900	43,710
5.000% due 03/15/2027	4,375	5,032
5.625% due 04/15/2023	2,800	2,976

Sands China Ltd.
3.800% due 01/08/2026	600	619
5.125% due 08/08/2025	300	323

Saudi Arabian Oil Co.
2.750% due 04/16/2022	10,800	10,935

Seagate HDD Cayman
4.091% due 06/01/2029	2,100	2,209
4.125% due 01/15/2031	6,900	7,228
4.875% due 06/01/2027	800	901
5.750% due 12/01/2034	750	878

Sherwin-Williams Co.
2.750% due 06/01/2022	83	84

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Siemens Financieringsmaatschappij NV
1.200% due 03/11/2026		$16,300	$16,248
2.000% due 09/15/2023		300	309

Skyworks Solutions, Inc.
0.900% due 06/01/2023		400	401
1.800% due 06/01/2026		380	385

Smith & Nephew PLC
2.032% due 10/14/2030		30,290	29,570

Southern Co.
1.750% due 03/15/2028		7,190	7,116
3.700% due 04/30/2030		4,000	4,394

Southwest Airlines Co. Pass-Through Trust
6.650% due 08/01/2022		605	612

Spirit AeroSystems, Inc.
3.950% due 06/15/2023		14,963	15,255
4.600% due 06/15/2028		6,800	6,758

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		4,309	4,520

Sprint Spectrum Co. LLC
4.738% due 09/20/2029		17,500	18,712
5.152% due 09/20/2029		54,600	62,465

Starbucks Corp.
2.550% due 11/15/2030		107,150	110,150

Sunnova Energy Corp.
5.875% due 09/01/2026		900	918

Suntory Holdings Ltd.
2.550% due 06/28/2022		8,700	8,827

Sutter Health
3.361% due 08/15/2050		26,400	27,998

Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		2,900	3,029

Syngenta Finance NV
4.441% due 04/24/2023		13,350	13,959
4.892% due 04/24/2025		4,700	5,146
5.182% due 04/24/2028		12,000	13,493

Sysco Corp.
5.650% due 04/01/2025		5,180	5,960

T-Mobile USA, Inc.
1.500% due 02/15/2026		23,400	23,491
2.050% due 02/15/2028		14,700	14,827
2.550% due 02/15/2031		31,900	32,035
3.750% due 04/15/2027		32,570	35,905
3.875% due 04/15/2030		31,657	34,971

Takeda Pharmaceutical Co. Ltd.
2.050% due 03/31/2030		37,500	36,940

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		9,635	9,971
7.000% due 10/15/2028		3,900	5,045

Tesco PLC
5.125% due 04/10/2047	EUR	8,300	14,523

Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023		15,500	17,686

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 04/15/2022	EUR	29,800	$34,732
4.500% due 03/01/2025		20,900	25,178
6.000% due 04/15/2024		$9,300	9,800

Textron, Inc.
2.450% due 03/15/2031		7,300	7,324

Thermo Fisher Scientific, Inc.
1.750% due 10/15/2028		10,400	10,371

Toyota Industries Corp.
3.110% due 03/12/2022		12,200	12,327

Toyota Motor Corp.
1.339% due 03/25/2026		13,790	13,885

Toyota Tsusho Corp.
3.625% due 09/13/2023		7,090	7,489

TransCanada PipeLines Ltd.
3.750% due 10/16/2023		1,800	1,900

Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		5,200	5,562

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		22,400	22,461

TripAdvisor, Inc.
7.000% due 07/15/2025		4,200	4,457

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		5,743	5,858
4.625% due 12/03/2026		1,391	1,396
7.125% due 04/22/2025		4,225	4,502

United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,689	7,803
2.900% due 11/01/2029		1,625	1,620
3.100% due 01/07/2030		4,781	4,997
3.450% due 06/01/2029		4,715	4,982
3.450% due 01/07/2030		1,961	1,981
3.500% due 09/01/2031		4,135	4,374
3.750% due 03/03/2028		1,326	1,397
4.000% due 10/11/2027		2,611	2,761
4.150% due 02/25/2033		11,554	12,477
4.300% due 02/15/2027		979	1,053
5.875% due 04/15/2029		54,934	61,586

United Airlines, Inc.
4.375% due 04/15/2026		1,900	1,952

United Group BV
4.875% due 07/01/2024	EUR	5,700	6,694

UnitedHealth Group, Inc.
2.000% due 05/15/2030		$14,400	14,449

Utah Acquisition Sub, Inc.
2.250% due 11/22/2024	EUR	7,000	8,638
3.950% due 06/15/2026		$8,800	9,699

Verisk Analytics, Inc.
3.625% due 05/15/2050		10,800	11,507

Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,700	13,562
5.250% due 05/15/2029		10,000	14,268

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VMware, Inc.
1.800% due 08/15/2028		$3,000	$2,958
2.950% due 08/21/2022		18,238	18,618
3.900% due 08/21/2027		100	112
4.500% due 05/15/2025		11,358	12,657
4.650% due 05/15/2027		18,560	21,328
4.700% due 05/15/2030		19,100	22,530

Volkswagen Group of America Finance LLC
2.700% due 09/26/2022		18,600	19,022
2.850% due 09/26/2024		17,200	18,090
2.900% due 05/13/2022		43,500	44,185
3.125% due 05/12/2023		35,400	36,789
3.200% due 09/26/2026		6,500	6,960
3.350% due 05/13/2025		32,845	35,127
3.750% due 05/13/2030		6,400	7,082
4.250% due 11/13/2023		109,400	117,360
4.750% due 11/13/2028		43,500	50,948

Volkswagen International Finance NV
0.997% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	17,100	20,556

Walt Disney Co.
1.750% due 01/13/2026		$3,900	4,003
2.200% due 01/13/2028		16,100	16,651
2.650% due 01/13/2031		17,930	18,732
3.600% due 01/13/2051		49,400	55,098
3.800% due 05/13/2060		14,800	17,127

Weir Group PLC
2.200% due 05/13/2026		20,100	20,309

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,945
4.950% due 09/15/2028		6,500	7,486

Whirlpool Corp.
4.600% due 05/15/2050		28,200	34,735

Wipro IT Services LLC
1.500% due 06/23/2026		14,300	14,242

WK Kellogg Foundation Trust
2.443% due 10/01/2050		1,000	956

Woodside Finance Ltd.
3.650% due 03/05/2025		100	106

WPP Finance
3.750% due 09/19/2024		300	326

Wynn Las Vegas LLC
5.500% due 03/01/2025		30,700	31,352

Xylem, Inc.
1.950% due 01/30/2028		2,200	2,215
2.250% due 01/30/2031		6,400	6,413
3.250% due 11/01/2026		2,400	2,607

Yara International ASA
3.148% due 06/04/2030		12,500	13,195
4.750% due 06/01/2028		6,200	7,159

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	2,700	3,248

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	37

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.050% due 01/15/2026		$7,500	$8,027

Zoetis, Inc.
2.000% due 05/15/2030		34,200	33,910

			7,515,854

UTILITIES 3.8%

Adani Renewable Energy RJ Ltd.
4.625% due 10/15/2039		7,749	7,811

AEP Texas, Inc.
3.950% due 06/01/2028		7,800	8,698

AES Corp.
2.450% due 01/15/2031		13,700	13,530
3.300% due 07/15/2025		21,950	23,345
3.950% due 07/15/2030		23,167	25,518

Alabama Power Co.
1.450% due 09/15/2030		5,480	5,207

Alliant Energy Finance LLC
1.400% due 03/15/2026		8,400	8,293

Ameren Corp.
1.750% due 03/15/2028		7,590	7,445
2.500% due 09/15/2024		200	209

Ameren Illinois Co.
1.550% due 11/15/2030		4,300	4,112

American Transmission Systems, Inc.
5.000% due 09/01/2044		700	902
5.250% due 01/15/2022		2,050	2,076

American Water Capital Corp.
3.450% due 06/01/2029		9,800	10,810
3.850% due 03/01/2024		1,400	1,500

Anglian Water Services Financing PLC
1.625% due 08/10/2025	GBP	4,000	5,532

Appalachian Power Co.
2.700% due 04/01/2031		$23,700	24,336
3.300% due 06/01/2027		3,400	3,678

Arizona Public Service Co.
2.200% due 12/15/2031		12,700	12,566
2.600% due 08/15/2029		6,400	6,650
3.350% due 05/15/2050		14,000	14,639

AT&T, Inc.
1.650% due 02/01/2028		24,950	24,768
2.250% due 02/01/2032		50,540	49,250
2.750% due 06/01/2031		45,850	47,116
3.100% due 02/01/2043		1,200	1,153
3.300% due 02/01/2052		51,900	50,368
3.500% due 02/01/2061		3,300	3,165
3.850% due 06/01/2060		1,200	1,244
4.350% due 03/01/2029		4,100	4,704

Atmos Energy Corp.
1.500% due 01/15/2031		19,500	18,367

Azure Power Energy Ltd.
3.575% due 08/19/2026		2,400	2,436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Baltimore Gas & Electric Co.
2.800% due 08/15/2022	$1,256	$1,275

Black Hills Corp.
2.500% due 06/15/2030	6,600	6,697

Boston Gas Co.
3.150% due 08/01/2027	2,900	3,092

British Telecommunications PLC
4.500% due 12/04/2023	13,595	14,679

British Transco International Finance BV
0.000% due 11/04/2021 (h)	1,520	1,520

CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050	2,400	2,431

Clearway Energy Operating LLC
3.750% due 02/15/2031	11,850	11,894

Dominion Energy, Inc.
2.250% due 08/15/2031	9,550	9,528

DTE Electric Co.
1.900% due 04/01/2028	5,690	5,773

Duke Energy Carolinas LLC
2.550% due 04/15/2031	6,500	6,740
3.350% due 05/15/2022	1,000	1,019

Duke Energy Corp.
0.764% (US0003M + 0.650%) due 03/11/2022 ~	29,800	29,874
2.450% due 06/01/2030	8,600	8,698
2.650% due 09/01/2026	600	633

Duke Energy Ohio, Inc.
3.650% due 02/01/2029	5,200	5,712

Duke Energy Progress LLC
2.000% due 08/15/2031	30,400	29,889
3.375% due 09/01/2023	1,900	2,000

Edison International
2.950% due 03/15/2023	600	618
3.125% due 11/15/2022	6,700	6,871
5.750% due 06/15/2027	4,700	5,416

EDP Finance BV
1.710% due 01/24/2028	40,000	39,344

Enable Midstream Partners LP
4.950% due 05/15/2028	4,290	4,822

Enel Finance International NV
1.375% due 07/12/2026	26,700	26,561
1.875% due 07/12/2028	13,000	12,955
2.250% due 07/12/2031	800	790
2.650% due 09/10/2024	187,301	196,316
2.875% due 07/12/2041	2,800	2,731

Entergy Arkansas LLC
3.050% due 06/01/2023	1,600	1,654

Entergy Corp.
1.900% due 06/15/2028	2,100	2,079
2.800% due 06/15/2030	6,100	6,299
3.750% due 06/15/2050	7,700	8,278
4.000% due 07/15/2022	16,400	16,760

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Evergy Metro, Inc.
2.250% due 06/01/2030	$12,600	$12,716
3.150% due 03/15/2023	425	439

Exelon Corp.
3.950% due 06/15/2025	933	1,016

Exelon Generation Co. LLC
3.250% due 06/01/2025	11,000	11,736

FirstEnergy Corp.
1.600% due 01/15/2026	5,500	5,453
2.250% due 09/01/2030	12,000	11,601
4.400% due 07/15/2027	2,000	2,196

Florida Power & Light Co.
3.700% due 12/01/2047	2,600	3,005

Georgia Power Co.
3.250% due 03/15/2051	11,900	11,996

Greenko Dutch BV
3.850% due 03/29/2026	8,500	8,658

Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	24,000	24,556
5.950% due 07/29/2026	14,300	15,165

Hanwha Energy USA Holdings Corp.
2.375% due 07/30/2022	5,000	5,070

India Green Power Holdings
4.000% due 02/22/2027	5,500	5,541

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	11,370	12,773

ITC Holdings Corp.
2.950% due 05/14/2030	27,900	29,302

Kentucky Utilities Co.
3.300% due 06/01/2050	5,200	5,438

Massachusetts Electric Co.
1.729% due 11/24/2030	3,400	3,227

Metropolitan Edison Co.
3.500% due 03/15/2023	2,355	2,432
4.300% due 01/15/2029	1,760	1,975

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	9,400	9,834

Monongahela Power Co.
3.550% due 05/15/2027	4,400	4,821

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	10,290	9,569
2.950% due 02/07/2024	3,250	3,418
8.000% due 03/01/2032	165	244

New York State Electric & Gas Corp.
1.950% due 10/01/2030	18,300	17,661
2.150% due 10/01/2031	3,410	3,368

NextEra Energy Capital Holdings, Inc.
0.401% (US0003M + 0.270%) due 02/22/2023 ~	7,150	7,151
1.900% due 06/15/2028	12,700	12,716
1.950% due 09/01/2022	75,800	76,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 06/01/2030	$74,690	$75,168
2.800% due 01/15/2023	2,400	2,470
3.625% due 06/15/2023	5,175	5,394

Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	1,068
4.278% due 12/15/2028	17,600	20,046

Northern States Power Co.
2.250% due 04/01/2031	3,500	3,564

NRG Energy, Inc.
3.875% due 02/15/2032	2,500	2,475

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(d)	73,456	40,952

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^	1,473	1,459

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 ^(d)	23,122	5,506

Oncor Electric Delivery Co. LLC
4.100% due 06/01/2022	690	701

ONEOK, Inc.
5.850% due 01/15/2026	7,700	9,040
6.350% due 01/15/2031	11,100	14,226
7.150% due 01/15/2051	6,700	9,725

Pacific Gas & Electric Co.
1.367% due 03/10/2023	39,300	39,172
1.500% (US0003M + 1.375%) due 11/15/2021 ~	95,800	95,841
1.598% (US0003M + 1.480%) due 06/16/2022 ~	74,500	74,532
1.750% due 06/16/2022	44,680	44,613
2.100% due 08/01/2027	28,879	28,202
2.500% due 02/01/2031	39,700	37,818
2.950% due 03/01/2026 ^	4,050	4,161
3.150% due 01/01/2026	32,240	33,329
3.250% due 06/01/2031	18,660	18,615
3.300% due 03/15/2027 ^	9,400	9,765
3.300% due 12/01/2027 ^	10,000	10,299
3.300% due 08/01/2040	20,719	19,149
3.400% due 08/15/2024 ^	2,230	2,315
3.450% due 07/01/2025	13,300	13,897
3.500% due 06/15/2025 ^	16,990	17,727
3.500% due 08/01/2050	51,900	47,304
3.750% due 02/15/2024 ^	15,685	16,368
3.750% due 07/01/2028	12,700	13,297
3.750% due 08/15/2042 ^	2,000	1,816
3.850% due 11/15/2023 ^	4,691	4,889
3.950% due 12/01/2047 ^	24,400	23,525
4.000% due 12/01/2046 ^	6,800	6,574
4.250% due 08/01/2023	6,626	6,935
4.250% due 03/15/2046 ^	9,600	9,469
4.300% due 03/15/2045 ^	8,500	8,405
4.450% due 04/15/2042 ^	9,200	9,187
4.500% due 07/01/2040	23,100	23,614

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	39

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 12/15/2041 ^	$10,400	$10,213
4.550% due 07/01/2030	49,763	53,848
4.600% due 06/15/2043 ^	3,300	3,300
4.650% due 08/01/2028	6,100	6,675
4.750% due 02/15/2044 ^	4,100	4,183
4.950% due 07/01/2050	8,700	9,272

PacifiCorp
2.700% due 09/15/2030	100	104
3.300% due 03/15/2051	100	104

Pennsylvania Electric Co.
3.250% due 03/15/2028	600	635

Public Service Co. of Colorado
1.900% due 01/15/2031	6,900	6,812
2.700% due 01/15/2051	18,600	18,063

Puget Energy, Inc.
4.100% due 06/15/2030	15,900	17,537

ReNew Wind Energy AP2
4.500% due 07/14/2028	7,900	8,076

Rio Oil Finance Trust
8.200% due 04/06/2028	2,077	2,402
9.250% due 07/06/2024	8,084	8,877
9.750% due 01/06/2027	25,137	29,618

Rochester Gas and Electric Corp.
1.850% due 12/01/2030	600	579

San Diego Gas & Electric Co.
1.700% due 10/01/2030	14,400	13,878
3.320% due 04/15/2050	1,300	1,378

Sempra Energy
4.050% due 12/01/2023	2,300	2,451

Shell International Finance BV
2.750% due 04/06/2030	50,900	54,071
3.250% due 04/06/2050	23,900	25,457

Southern California Edison Co.
2.500% due 06/01/2031	12,760	12,819
3.650% due 06/01/2051	16,800	17,282

Southern California Gas Co.
3.150% due 09/15/2024	10,300	10,974
3.200% due 06/15/2025	2,500	2,673

Southwestern Electric Power Co.
4.100% due 09/15/2028	2,257	2,549

Southwestern Public Service Co.
3.150% due 05/01/2050	9,700	10,195

Sprint Communications, Inc.
6.000% due 11/15/2022	3,600	3,790
11.500% due 11/15/2021	1,200	1,215

Sprint Corp.
7.125% due 06/15/2024	200	228
7.875% due 09/15/2023	2,500	2,797

Systems Energy Resources, Inc.
2.140% due 12/09/2025	18,500	18,830

Tampa Electric Co.
2.600% due 09/15/2022	8,535	8,668

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toledo Edison Co.
2.650% due 05/01/2028	$22,400	$22,822

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025	500	538

Union Electric Co.
2.625% due 03/15/2051	16,500	15,679

Verizon Communications, Inc.
0.840% (SOFRRATE + 0.790%) due 03/20/2026 ~	1,000	1,018
1.500% due 09/18/2030	22,190	21,015
2.100% due 03/22/2028	4,300	4,368
2.355% due 03/15/2032	201,893	199,780
2.550% due 03/21/2031	12,900	13,067
2.850% due 09/03/2041	500	489

Virginia Electric & Power Co.
4.450% due 02/15/2044	10	12

VTR Comunicaciones SpA
5.125% due 01/15/2028	12,294	13,062

WEC Energy Group, Inc.
1.375% due 10/15/2027	6,100	6,001
1.800% due 10/15/2030	16,190	15,521

		2,677,983

Total Corporate Bonds & Notes (Cost $20,320,422)		21,178,588

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.1%

California Health Facilities Financing Authority Revenue Bonds, Series 2019
2.704% due 06/01/2030	5,100	5,371

California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,710
2.534% due 06/01/2028	5,100	5,392
2.584% due 06/01/2029	3,600	3,806

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	3
7.550% due 04/01/2039	2	3

Los Angeles Community College District, California General Obligation Bonds, Series 2020
2.106% due 08/01/2032	12,600	12,682

Los Angeles Community College District, California General Obligation Notes, Series 2020
1.606% due 08/01/2028	4,540	4,570
1.806% due 08/01/2030	5,040	5,006

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	304

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Riverside County, California Revenue Bonds, Series 2020
3.818% due 02/15/2038	$4,700	$5,253

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	6,770	9,535

University of California Revenue Notes, Series 2020
0.883% due 05/15/2025	2,300	2,322
1.316% due 05/15/2027	5,700	5,705
1.614% due 05/15/2030	1,100	1,067

		65,729

CONNECTICUT 0.0%

Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003
5.910% due 06/01/2033	165	219

FLORIDA 0.1%

State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.258% due 07/01/2025	28,600	28,919
1.705% due 07/01/2027	9,700	9,861

		38,780

GEORGIA 0.1%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	50,687	77,440

ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	8,205	8,283

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,423	1,615

		9,898

MASSACHUSETTS 0.0%

Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	1,600	1,627

NEW YORK 0.1%

New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	22,907
2.127% due 03/15/2032	23,000	22,940
2.227% due 03/15/2033	23,000	22,928
2.277% due 03/15/2034	19,000	18,863

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Urban Development Corp. Revenue Notes, Series 2020
1.827% due 03/15/2029	$1,300	$1,300

		88,938

OHIO 0.0%

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	4,227

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	3,611
5.501% due 06/15/2023	3,500	3,760

		7,371

RHODE ISLAND 0.0%

Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	222

TEXAS 0.0%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.919% due 11/01/2050	8,200	8,234

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	1,012
1.946% due 11/01/2028	2,435	2,477
2.046% due 11/01/2029	1,400	1,424
2.096% due 11/01/2030	1,750	1,776

		14,923

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,665
3.401% due 06/01/2034	10,930	11,291
3.501% due 06/01/2035	9,935	10,256

		23,212

Total Municipal Bonds & Notes (Cost $308,673)		332,586

U.S. GOVERNMENT AGENCIES 13.3%

Fannie Mae
0.000% due 08/25/2023 - 03/25/2036 (b)(h)	1,126	1,097
0.136% due 07/25/2037 •	69	68

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	41

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.201% due 03/25/2036 •	$425	$423
0.206% due 03/25/2034 •	13	13
0.236% due 08/25/2034 •	20	20
0.286% due 05/25/2035 •	3	3
0.326% due 06/25/2032 •	4	4
0.336% due 05/25/2037 •	13	13
0.386% due 12/25/2028 - 03/25/2037 •	383	384
0.406% due 06/25/2037 •	82	82
0.436% due 05/25/2042 - 03/25/2044 •	777	783
0.446% due 03/25/2037 •	5	5
0.466% due 07/25/2037 •	267	270
0.486% due 06/25/2029 - 11/25/2036 •	837	845
0.487% due 04/18/2028 •	12	12
0.536% due 10/25/2030 - 09/25/2037 •	1,011	1,025
0.537% due 10/18/2030 •	89	90
0.586% due 08/25/2030 •	137	138
0.606% due 10/25/2040 •	24	25
0.637% due 12/18/2031 •	21	21
0.645% due 08/25/2022 ~(a)	23,229	28
0.666% due 08/25/2037 •	3,105	3,148
0.736% due 10/25/2023 - 03/25/2024 •	83	83
0.756% due 03/25/2038 •	42	43
0.806% due 06/25/2037 •	102	104
0.836% due 03/25/2038 - 11/25/2039 •	140	142
0.986% due 04/25/2032 •	3	4
1.086% due 04/25/2023 •	6	6
1.298% due 06/01/2043 •	1,802	1,841
1.299% due 07/01/2042 - 12/01/2044 •	6,179	6,318
1.349% due 09/01/2041 •	2,906	2,961
1.350% due 11/01/2037 •	8	8
1.499% due 10/01/2030 - 10/01/2040 •	1,030	1,044
1.500% due 11/01/2024 - 12/01/2024 •	1	1
1.525% due 05/25/2044 ~(a)	8,638	500
1.544% due 02/01/2035 •	434	434
1.547% due 03/01/2035 •	6	6
1.575% due 02/01/2023 - 08/01/2035 •	91	91
1.593% due 03/01/2033 •	15	15
1.605% due 09/01/2035 •	14	14
1.613% due 10/01/2034 •	23	23
1.619% due 09/01/2022 •	2	2
1.625% due 09/01/2024 •	3	3
1.663% due 08/01/2035 - 09/01/2035 •	457	464
1.676% due 02/01/2035 •	121	126
1.689% due 12/25/2038 ~(a)	9,049	440
1.690% due 09/01/2035 •	400	406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.691% due 02/01/2035 •	$17	$17
1.701% due 05/01/2035 •	12	12
1.712% due 04/01/2027 •	3	3
1.715% due 01/01/2036 •	1	1
1.717% due 06/01/2023 •	11	11
1.720% due 12/01/2034 •	36	38
1.722% due 01/01/2035 •	826	863
1.727% due 10/01/2034 •	237	239
1.732% due 11/01/2034 •	117	120
1.737% due 03/01/2034 •	668	695
1.737% due 03/25/2036 ~(a)	9,861	668
1.745% due 10/01/2034 •	227	229
1.746% due 03/01/2034 •	2	2
1.751% due 01/01/2035 •	1,750	1,832
1.772% due 11/01/2035 •	36	37
1.778% due 12/01/2034 •	19	20
1.788% due 10/01/2035 - 01/01/2036 •	91	92
1.795% due 03/01/2036 •	61	61
1.801% due 01/01/2035 •	884	915
1.804% due 01/01/2035 •	21	22
1.805% due 07/01/2035 •	2	2
1.810% due 06/25/2055 ~(a)	8,955	527
1.816% due 09/01/2034 •	89	89
1.825% due 06/01/2035 •	141	141
1.827% due 09/01/2034 •	1,361	1,431
1.837% due 09/01/2035 •	4	4
1.842% due 05/01/2034 •	38	38
1.855% due 09/01/2035 •	5	5
1.870% due 11/01/2035 •	511	533
1.874% due 02/01/2035 •	92	93
1.875% due 08/01/2035 •	93	96
1.881% due 08/01/2035 •	393	396
1.895% due 11/01/2031 - 05/01/2037 •	42	42
1.898% due 10/01/2034 - 08/01/2035 •	742	752
1.915% due 11/01/2034 •	79	79
1.920% due 12/01/2034 •	2	2
1.929% due 03/01/2033 - 07/01/2034 •	25	25
1.930% due 03/01/2035 •	22	22
1.933% due 07/01/2033 •	1	1
1.935% due 06/01/2034 •	1	1
1.936% due 05/01/2033 •	10	10
1.945% due 05/01/2035 •	7	8
1.946% due 05/25/2035 ~	2,014	2,056
1.946% due 04/01/2036 •	36	37
1.962% due 02/01/2035 •	506	512
1.963% due 12/01/2034 •	206	207
1.969% due 10/01/2035 •	150	153
1.975% due 12/01/2033 •	107	108
1.979% due 07/01/2035 •	85	85
1.982% due 09/01/2037 •	1	1
1.986% due 05/01/2035 •	495	518
1.987% due 09/01/2035 •	28	28

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.991% due 12/01/2035 •	$96	$97
1.993% due 12/01/2035 •	66	66
1.994% due 11/01/2032 - 12/01/2035 •	18	19
2.000% due 08/01/2035 •	70	74
2.002% due 04/01/2038 •	2	2
2.003% due 05/01/2035 •	801	846
2.010% due 09/01/2035 •	112	112
2.012% due 04/01/2035 •	8	8
2.018% due 09/01/2035 •	1	1
2.020% due 12/01/2034 •	8	8
2.027% due 07/01/2034 •	178	179
2.029% due 12/01/2036 •	6	6
2.030% due 11/01/2035 •	61	62
2.033% due 01/01/2037 •	8	8
2.035% due 02/01/2035 - 06/01/2035 •	649	681
2.036% due 01/01/2036 •	33	35
2.044% due 04/01/2034 •	27	29
2.047% due 07/01/2035 •	167	168
2.050% due 02/01/2035 •	5	5
2.060% due 05/01/2035 - 02/01/2036 •	206	208
2.061% due 07/01/2024 •	7	7
2.062% due 08/01/2025 •	36	36
2.069% due 05/01/2038 •	4,838	5,116
2.089% due 11/01/2034 •	4	4
2.090% due 06/01/2035 •	8	8
2.091% due 10/01/2035 •	123	125
2.095% due 07/01/2026 - 09/01/2035 •	412	412
2.100% due 12/01/2034 •	4	4
2.112% due 12/01/2033 - 12/01/2035 •	117	118
2.135% due 07/01/2035 •	16	16
2.136% due 11/01/2035 •	294	297
2.140% due 09/01/2029 •	2	2
2.145% due 08/01/2033 •	2	2
2.147% due 11/01/2025 •	12	12
2.151% due 03/01/2034 •	567	580
2.152% due 09/01/2033 •	3	3
2.156% due 11/01/2035 •	185	187
2.159% due 09/01/2037 •	8	9
2.162% due 07/01/2035 - 08/01/2035 •	197	198
2.168% due 08/01/2026 •	10	10
2.170% due 10/01/2035 •	10	10
2.185% due 10/01/2024 - 08/01/2032 •	3	3
2.190% due 12/01/2022 - 03/01/2036 •	98	98
2.204% due 02/01/2027 •	34	34
2.205% due 09/01/2024 •	21	21
2.210% due 07/01/2035 •	170	170
2.212% due 09/01/2033 •	21	21
2.220% due 07/01/2026 - 05/01/2036 •	156	162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.221% due 07/01/2035 •	$208	$210
2.227% due 06/01/2035 •	851	887
2.230% due 09/01/2023 •	22	22
2.237% due 11/01/2025 •	4	4
2.238% due 03/01/2025 •	29	29
2.242% due 12/01/2033 •	232	234
2.244% due 11/01/2034 •	120	121
2.250% due 12/01/2025 •	24	24
2.253% due 03/01/2036 •	98	99
2.254% due 04/01/2035 •	418	425
2.255% due 08/01/2027 •	81	81
2.258% due 08/01/2035 •	2	2
2.260% due 11/01/2025 •	45	46
2.261% due 11/01/2035 •	1,124	1,207
2.265% due 09/01/2035 - 06/01/2036 •	177	177
2.280% due 11/01/2035 •	54	54
2.287% due 11/01/2035 - 02/01/2036 •	197	198
2.289% due 11/01/2025 •	2	2
2.297% due 03/01/2036 •	11	11
2.298% due 04/01/2033 •	8	8
2.300% due 03/01/2035 - 01/01/2036 •	334	344
2.313% due 08/01/2023 •	2	2
2.315% due 11/01/2023 •	8	8
2.325% due 11/01/2023 - 06/01/2030 •	42	41
2.332% due 04/01/2034 •	1	1
2.335% due 10/01/2035 •	40	40
2.340% due 01/01/2026 - 02/01/2028 •	11	11
2.345% due 04/01/2027 •	8	8
2.350% due 05/01/2025 - 05/01/2026 •	15	16
2.358% due 01/25/2031 ~(a)	198,166	27,024
2.359% due 04/01/2024 •	12	12
2.375% due 08/01/2024 •	6	6
2.383% due 09/01/2035 •	49	49
2.385% due 06/01/2035 •	219	227
2.395% due 12/01/2025 •	21	21
2.422% due 11/01/2034 •	361	385
2.438% due 01/01/2035 •	215	215
2.440% due 06/01/2025 - 11/01/2025 •	54	54
2.442% due 09/01/2035 •	3	3
2.461% due 02/01/2036 •	33	33
2.477% due 06/01/2033 •	10	10
2.500% due 02/01/2024 •	4	4
2.528% due 02/01/2028 •	16	16
2.619% due 10/01/2027 •	7	7
2.625% due 10/01/2023 - 10/01/2024 •	6	7
2.631% due 12/01/2027 •	68	69
2.633% due 12/01/2030 •	2	2
2.645% due 08/01/2027 •	8	8

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	43

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.653% due 10/01/2026 •	$3	$3
2.684% due 05/01/2030 •	2	2
2.725% due 12/01/2026 •	5	5
2.790% due 07/01/2022	3,691	3,721
2.813% due 05/01/2035 •	7	7
2.960% due 07/01/2022	2,450	2,471
2.966% due 05/01/2022 ~	3,073	3,086
2.992% due 05/01/2022 ~	200	200
3.000% due 01/01/2022 - 09/01/2057	102,140	108,211
3.164% due 03/01/2022 ~	13,072	13,070
3.170% due 11/01/2021 •	1	1
3.381% due 07/01/2024 •	8	8
3.500% due 08/25/2042	21,276	22,608
3.720% due 03/01/2023 •	7	7
3.739% due 08/01/2027 •	44	45
3.875% due 03/01/2023 •	11	11
4.000% due 07/25/2040 - 01/01/2059	29,192	32,678
4.032% due 12/01/2036 •	37	40
4.064% due 02/25/2033 •	494	514
4.363% due 03/01/2023 •	27	27
4.500% due 06/25/2024 - 09/25/2041	86,782	98,081
4.516% due 02/01/2028 •	2	2
4.929% due 09/01/2034 •	23	24
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	1	1
5.000% due 09/18/2027 - 04/25/2035	552	615
5.030% due 05/01/2024	1,866	2,017
5.067% due 12/25/2042 ~	5,778	6,301
5.500% due 02/25/2024 - 08/25/2035	58	65
5.570% due 10/25/2042 ~	4,419	5,027
5.750% due 12/20/2027 - 08/25/2034	594	649
5.984% due 02/25/2037 •(a)	11	2
6.000% due 05/17/2027 - 10/25/2044	6,132	7,055
6.014% due 06/25/2037 •(a)	92	12
6.064% due 12/25/2042 •(a)	1,591	254
6.164% due 05/25/2037 - 01/25/2040 •(a)	700	95
6.214% due 08/25/2042 •(a)	9,305	1,804
6.250% due 02/25/2029	141	158
6.294% due 03/25/2037 •(a)	39	7
6.300% due 10/17/2038	167	167
6.464% due 07/25/2036 •(a)	408	71
6.500% due 10/25/2023 - 06/25/2044	7,863	9,000
6.514% due 12/25/2036 •(a)	34	6
6.516% due 06/25/2037 •(a)	190	30
6.554% due 12/25/2036 •(a)	150	28
6.564% due 07/25/2037 •(a)	115	19
6.674% due 05/25/2037 •(a)	36	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 10/25/2023	$8	$8
6.889% due 08/25/2037 ~	23	25
6.900% due 05/25/2023	1	1
7.000% due 04/25/2022 - 01/25/2048	1,244	1,377
7.375% due 05/25/2022	7	7
7.500% due 07/25/2022 - 07/25/2041	177	202
7.500% due 06/19/2041 ~	8	10
7.800% due 10/25/2022	2	2
7.800% due 06/25/2026 ~	1	1
8.000% due 07/25/2022 - 03/01/2030	20	20
8.000% due 08/18/2027 (a)	1	0
8.500% due 02/17/2027	36	41
9.000% due 11/01/2025	24	25
9.382% due 10/25/2043 •	23,911	30,452
9.981% due 11/25/2040 •	2	2
10.350% due 03/25/2039 ~	1	1

Federal Housing Administration
7.430% due 10/01/2022 - 02/01/2024	69	69

Freddie Mac
0.334% due 07/15/2034 •	35	35
0.346% due 08/25/2031 •	120	117
0.384% due 02/15/2037 •	4	4
0.424% due 02/15/2037 •	11	11
0.434% due 12/15/2029 •	17	17
0.446% due 08/15/2040 - 10/15/2040 •	28,902	29,029
0.484% due 06/15/2031 - 05/15/2041 •	1,067	1,077
0.534% due 11/15/2030 - 12/15/2031 •	12	12
0.536% due 11/15/2042 •	7,122	7,201
0.584% due 06/15/2030 - 12/15/2032 •	36	37
0.634% due 01/15/2042 •	71	72
0.664% due 05/15/2032 - 07/15/2037 •	1,764	1,796
0.754% due 08/15/2037 •	2,219	2,260
0.794% due 10/15/2037 •	886	903
0.804% due 05/15/2037 •	608	621
0.814% due 05/15/2040 •	11	11
0.834% due 08/15/2036 •	14	15
0.934% due 11/15/2039 •	12	12
1.086% due 05/25/2043 •	3,336	3,391
1.299% due 02/25/2045 •	6,375	6,422
1.331% due 08/25/2022 ~(a)	135,088	1,148
1.492% due 07/25/2044 •	1,052	1,084
1.605% due 05/01/2037 •	46	48
1.629% due 09/01/2035 •	10	11
1.695% due 02/01/2037 •	2	2
1.698% due 10/01/2023 •	7	7
1.716% due 09/01/2035 •	4	4
1.722% due 03/01/2035 •	160	160

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.723% due 06/15/2039 ~(a)	$4,780	$205
1.727% due 10/15/2041 ~(a)	2,693	127
1.750% due 05/01/2023 •	4	4
1.839% due 11/15/2038 ~(a)	14,262	783
1.843% due 10/01/2022 •	2	2
1.845% due 08/01/2035 •	90	91
1.851% due 12/01/2026 •	16	16
1.860% due 10/25/2023 •	48	49
1.868% due 05/15/2038 ~(a)	926	45
1.886% due 02/01/2036 •	36	37
1.895% due 04/01/2036 •	140	148
1.978% due 05/01/2035 •	1,712	1,807
1.981% due 08/01/2035 •	1	1
1.984% due 06/01/2035 •	3,506	3,711
1.993% due 05/01/2037 •	8	8
2.000% due 03/01/2035 - 02/01/2038 •	26	26
2.019% due 07/01/2023 •	2	2
2.035% due 07/01/2036 •	1	1
2.048% due 09/01/2037 •	1	1
2.055% due 07/01/2035 •	469	475
2.057% due 10/01/2035 •	56	59
2.083% due 09/01/2035 •	28	30
2.090% due 03/01/2035 •	5	6
2.098% due 06/01/2037 •	3	3
2.104% due 03/01/2036 •	12	12
2.108% due 01/01/2037 •	15	15
2.120% due 05/01/2036 •	22	22
2.123% due 07/01/2035 •	834	874
2.126% due 12/01/2035 •	56	56
2.139% due 04/01/2036 •	4	4
2.143% due 07/01/2032 •	2	2
2.158% due 06/01/2033 •	43	46
2.169% due 03/01/2036 •	43	43
2.171% due 11/01/2034 •	56	58
2.174% due 09/01/2035 •	631	655
2.180% due 01/01/2022 •	1	1
2.184% due 10/01/2035 •	1,278	1,355
2.211% due 10/01/2035 •	2,015	2,135
2.214% due 07/15/2035 •	17,703	17,901
2.225% due 10/01/2035 •	549	550
2.250% due 08/01/2023 - 06/01/2024 •	30	30
2.265% due 07/01/2025 •	6	6
2.268% due 06/01/2022 •	3	3
2.269% due 08/01/2035 •	2,573	2,771
2.272% due 05/01/2027 •	1	1
2.274% due 02/01/2025 •	1	1
2.281% due 02/01/2037 •	2	2
2.282% due 06/01/2022 •	11	11
2.287% due 04/01/2024 •	13	13
2.289% due 08/01/2023 •	16	16
2.300% due 10/01/2026 •	27	27
2.310% due 11/01/2035 •	50	51
2.342% due 11/01/2028 •	85	85
2.345% due 05/01/2023 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.349% due 08/01/2035 •	$4	$4
2.350% due 01/01/2034 •	403	430
2.355% due 07/01/2024 •	1	1
2.357% due 02/01/2026 •	75	75
2.365% due 10/01/2023 - 11/01/2023 •	21	20
2.368% due 06/01/2024 •	7	7
2.370% due 10/01/2024 - 05/01/2037 •	1,747	1,832
2.375% due 12/01/2022 - 05/01/2023 •	1	1
2.379% due 08/01/2023 •	4	4
2.387% due 04/01/2029 •	9	9
2.389% due 11/01/2035 •	1,140	1,218
2.390% due 10/25/2023 •	10	10
2.394% due 10/01/2023 •	16	16
2.395% due 07/01/2027 •	1	1
2.423% due 01/01/2028 •	4	4
2.441% due 09/01/2023 •	16	16
2.455% due 07/01/2030 •	99	99
2.467% due 08/01/2023 •	42	42
2.497% due 01/01/2024 •	1	1
2.500% due 12/01/2023 •	9	9
2.628% due 10/01/2023 •	7	7
2.653% due 10/01/2024 •	1	1
2.670% due 06/01/2030 •	102	102
2.700% due 08/01/2023	99,365	100,045
2.730% due 09/01/2023 •	3	3
2.875% due 04/25/2026	13,600	14,605
2.939% due 04/25/2029	2,600	2,852
3.000% due 03/01/2027	7	7
3.000% due 08/15/2027 (a)	3,874	229
3.250% due 05/01/2023 •	1	1
3.280% due 01/25/2036 ~	1,804	1,949
3.394% due 04/01/2029 •	2	2
3.500% due 07/01/2029 - 10/01/2047	56,417	60,585
3.801% due 08/15/2032 ~	85	85
4.000% due 10/01/2033 - 05/01/2048	54,155	59,059
4.500% due 02/01/2023 - 02/01/2046	10,065	10,916
5.000% due 02/15/2024 - 07/01/2040	3,325	3,745
5.500% due 03/01/2023 - 03/01/2038	2,395	2,746
5.916% due 06/15/2042 - 08/15/2042 •(a)	24,278	4,840
5.950% due 06/15/2028	5,030	5,563
6.000% due 11/01/2021 - 10/15/2036	9,864	11,353
6.166% due 02/15/2038 •(a)	237	39
6.216% due 05/15/2039 •(a)	212	43
6.250% due 12/15/2028	75	85
6.366% due 03/15/2037 •(a)	163	30
6.416% due 08/15/2036 •(a)	99	20

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	45

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.426% due 12/15/2041 •(a)	$8,832	$1,818
6.496% due 09/15/2036 •(a)	142	26
6.500% due 11/01/2022 - 10/25/2043	24,141	27,694
6.566% due 11/15/2036 •(a)	5,367	1,029
7.000% due 07/15/2022 - 10/25/2043	6,657	7,811
7.000% due 09/15/2023 (a)	1	0
7.500% due 02/01/2022 - 10/01/2036	1,409	1,607
7.645% due 05/01/2025	2,624	2,917
8.000% due 04/25/2024 - 06/01/2025	128	138
8.250% due 06/15/2022	2	2
8.500% due 02/01/2023 - 06/01/2030	20	21
8.946% due 11/15/2033 •	141	149
9.386% due 09/15/2043 - 12/15/2043 •	11,668	15,087
12.949% due 02/15/2041 •	9	13
20.544% due 05/15/2033 •	114	162
38.137% due 08/15/2037 •	387	751

Ginnie Mae
0.228% due 11/16/2043 ~(a)	17,129	76
0.436% due 05/20/2047 •	994	997
0.520% due 04/20/2063 - 05/20/2065 •	12,285	12,255
0.550% due 02/20/2067 •	10,012	10,046
0.560% due 06/20/2067 •	2,869	2,883
0.563% due 06/20/2065 •	26,726	26,811
0.573% due 09/20/2065 •	19,482	19,560
0.590% due 01/20/2061 - 07/20/2063 •	5,581	5,601
0.640% due 05/20/2065 •	5,013	5,042
0.660% due 04/20/2062 - 06/20/2065 •	11,269	11,338
0.670% due 06/20/2065 •	4,196	4,226
0.690% due 03/20/2062 - 08/20/2065 •	14,423	14,522
0.710% due 08/20/2065 •	40,173	40,497
0.750% due 12/20/2065 •	17,953	18,126
0.768% due 02/20/2060 •	932	937
0.787% due 04/20/2070 •	31,231	31,877
0.840% due 12/20/2065 - 08/20/2066 •	27,707	28,056
0.940% due 04/20/2066 - 11/20/2066 •	26,014	26,438
1.010% due 07/20/2065 •	1,889	1,920
1.029% due 04/20/2067 •	9,506	9,622
1.030% due 02/20/2060 •	18,689	19,119
1.031% due 06/20/2067 •	14,486	14,685
1.080% due 11/20/2067 •	3,365	3,410
1.090% due 01/20/2066 - 03/20/2066 •	37,778	38,537
1.140% due 02/20/2066 •	26,711	27,067
1.240% due 03/20/2066 •	9,114	9,344

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 06/20/2041 •	$2	$2
1.625% due 10/20/2038 •	16	16
1.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	1,030	1,049
1.875% due 05/20/2024 - 04/20/2041 •	2,248	2,331
2.000% (H15T1Y + 1.500%) due 01/20/2022 - 06/20/2026 ~	1,087	1,104
2.000% due 01/20/2027 - 02/20/2034 •	2,462	2,523
2.125% (H15T1Y + 1.500%) due 11/20/2021 - 10/20/2026 ~	1,315	1,334
2.125% due 11/20/2024 - 10/20/2033 •	1,438	1,477
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	1,469	1,496
2.250% due 08/20/2024 - 07/20/2034 •	1,505	1,544
2.500% (H15T1Y + 1.500%) due 07/20/2024 - 09/20/2026 ~	24	24
2.500% (H15T1Y + 2.000%) due 01/20/2025 ~	2	2
2.500% due 03/15/2043 - 07/15/2043	170	177
3.000% (H15T1Y + 1.500%) due 03/20/2025 - 06/20/2025 ~	2	2
3.000% due 11/15/2049 - 02/15/2050	5,858	6,119
3.500% due 10/15/2041 - 10/15/2047	24,263	25,887
4.000% due 05/20/2041 - 04/15/2050	116,235	126,611
4.000% due 02/20/2044 (a)	17,993	1,874
4.500% due 08/15/2033 - 11/20/2049	123,121	131,836
4.750% due 07/20/2035	658	716
5.000% due 07/15/2033 - 06/20/2050	5,482	6,184
5.500% due 03/16/2034	667	733
6.000% due 04/15/2028 - 12/20/2041	1,119	1,282
6.500% due 11/15/2023 - 09/20/2038	205	223
6.515% due 08/16/2033 •(a)	475	9
7.000% due 12/15/2022 - 10/15/2034	186	206
7.500% due 02/15/2022 - 02/15/2035	124	136
7.750% due 08/20/2025 - 12/15/2040	1,320	1,328

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 04/20/2022 - 10/20/2031	$151	$165
8.500% due 05/15/2023 - 04/15/2031	114	122
9.000% due 06/20/2022 - 12/15/2030	33	33
9.500% due 08/15/2023 - 12/15/2026	2	2

Ginnie Mae, TBA
2.000% due 12/01/2051	60,700	61,333
2.500% due 11/01/2051 - 12/01/2051	226,700	233,445
4.000% due 11/01/2051	11,600	12,431

Small Business Administration
1.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	6	6
4.340% due 03/01/2024	6	7
4.350% due 07/01/2023	16	16
4.625% due 02/01/2025	61	63
4.770% due 04/01/2024	35	36
4.840% due 02/01/2023	10	10
4.870% due 12/01/2024	57	59
4.890% due 12/01/2023	31	32
4.930% due 01/01/2024	50	52
4.950% due 03/01/2025	82	85
5.110% due 08/01/2025	23	24
5.130% due 09/01/2023	124	128
5.190% due 07/01/2024	8	8
5.240% due 08/01/2023	14	14
5.310% due 05/01/2027	24	26
5.320% due 04/01/2027	31	33
5.340% due 11/01/2021	28	28
5.510% due 11/01/2027	51	56
5.520% due 06/01/2024	208	217
5.600% due 09/01/2028	133	146
5.780% due 08/01/2027	4	5
5.820% due 07/01/2027	238	261
5.870% due 07/01/2028	64	71
6.020% due 08/01/2028	56	62
6.070% due 07/01/2026	54	58

Uniform Mortgage-Backed Security
2.000% due 06/01/2023 - 05/01/2036	8,547	8,837
2.500% due 02/01/2040 - 03/01/2040	8,690	8,980
3.000% due 04/01/2027 - 07/01/2050	231,192	245,029
3.500% due 07/01/2023 - 09/01/2050	80,713	86,133
4.000% due 02/01/2024 - 08/01/2049	388,607	423,384
4.500% due 02/01/2023 - 11/01/2044	13,834	14,750
5.000% due 02/01/2025 - 02/01/2045	7,768	8,644
5.500% due 10/01/2021 - 04/01/2050	135,392	151,764

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 11/01/2021 - 09/01/2049	$109,985	$126,401
6.500% due 11/01/2021 - 06/01/2039	1,421	1,649
7.500% due 12/01/2022 - 10/01/2031	14	15
8.000% due 01/01/2022 - 08/01/2032	1,732	1,986
8.500% due 01/01/2022 - 07/01/2037	460	498
9.000% due 08/01/2025 - 11/01/2025	2	2
9.500% due 03/01/2026	5	5

Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2036 - 12/01/2051	5,171,326	5,208,452
2.500% due 10/01/2051 - 12/01/2051	522,134	510,252
3.000% due 10/01/2036 - 12/01/2051	202,372	192,684
3.500% due 09/01/2036 - 12/01/2051	292,200	311,380
4.000% due 10/01/2051	258,600	277,081
4.500% due 10/01/2036	6,950	7,280

Vendee Mortgage Trust
0.000% due 06/15/2023 ~(a)	965	0
5.995% due 01/15/2030 ~	428	492
6.500% due 09/15/2024	993	1,068

Total U.S. Government Agencies (Cost $9,407,551)		9,457,497

U.S. TREASURY OBLIGATIONS 15.3%

U.S. Treasury Bonds
1.375% due 11/15/2040 (r)	1,659,080	1,490,839
1.375% due 08/15/2050	1,434,880	1,211,240
1.625% due 11/15/2050	246,610	221,631
1.750% due 08/15/2041	331,100	316,614
1.875% due 02/15/2041	614,600	601,396
2.000% due 02/15/2050	498,040	489,441
2.250% due 05/15/2041	196,500	204,391
2.750% due 11/15/2042	764,500	859,973
2.875% due 05/15/2043	412,260	473,246
2.875% due 08/15/2045	321,230	370,494
2.875% due 05/15/2049	325,100	380,418
3.000% due 05/15/2042 (p)(r)	41,700	48,771
3.000% due 11/15/2044 (p)	56,000	65,767
3.000% due 05/15/2045	1,092,750	1,286,030
3.000% due 11/15/2045 (p)(r)	80,700	95,157

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	47

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 02/15/2043 (p)	$79,700	$94,996
3.125% due 08/15/2044	194,200	232,471
3.375% due 05/15/2044	163,600	203,394
3.625% due 08/15/2043	123,200	158,172
3.625% due 02/15/2044	257,460	331,490

U.S. Treasury Notes
0.125% due 05/31/2023	183,000	182,721
0.875% due 09/30/2026	59,900	59,582
0.875% due 11/15/2030 (p)	305,070	289,584
1.125% due 02/15/2031 (p)	141,950	137,514
1.250% due 09/30/2028	272,100	270,973
1.500% due 09/15/2022	386,000	391,176
1.750% due 06/30/2024 (p)(r)	402,300	416,569

Total U.S. Treasury Obligations (Cost $11,343,059)		10,884,050

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.1%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	22,000	23,879

225 Liberty Street Trust
3.597% due 02/10/2036	31,607	34,192

ACRES Commercial Realty Corp.
2.664% due 04/17/2037 •	2,662	2,664

Adjustable Rate Mortgage Trust
0.326% due 08/25/2036 •	12,669	6,090
0.626% due 11/25/2035 •	11	10
1.236% due 03/25/2035 •	3,181	2,985
2.568% due 01/25/2036 ^~	1,094	1,049
2.607% due 11/25/2035 ^~	639	619
2.612% due 10/25/2035 ^~	1,476	1,458
2.623% due 07/25/2035 ~	435	440
2.627% due 01/25/2036 ~	1,264	1,148
2.644% due 11/25/2035 ^~	199	176
2.675% due 09/25/2035 ^~	87	83
2.835% due 08/25/2035 ~	320	319
2.843% due 09/25/2035 ~	1,128	1,029
2.908% due 07/25/2035 ~	732	761
3.074% due 03/25/2035 ~	162	164
3.494% due 03/25/2036 ^~	133	93

American Home Mortgage Assets Trust
2.463% due 11/25/2035 ^~	2,769	2,595

American Home Mortgage Investment Trust
1.655% due 09/25/2045 •	289	290
1.735% due 02/25/2044 •	8	8
1.905% due 12/25/2035 •	1,239	667
1.905% due 11/25/2045 ^•	3,847	2,349
2.155% due 02/25/2045 •	7	7

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	7,800	8,210

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AREIT Trust
1.180% due 07/17/2026 «•(c)	$28,200	$28,198
2.784% due 04/15/2037 •	24,590	24,747

Ashford Hospitality Trust
1.084% due 06/15/2035 •	50,900	50,967

Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^	370	368
6.000% due 07/25/2046 ^	914	891

Banc of America Commercial Mortgage Trust
3.705% due 09/15/2048	30,450	32,985

Banc of America Funding Trust
0.186% due 04/25/2037 ^•	170	161
0.296% due 04/25/2037 ^•	1,444	1,397
0.467% due 10/20/2036 •	7,457	6,280
0.467% due 12/20/2046 ^•	1,048	1,050
0.486% due 05/25/2037 ^•	2,699	2,527
0.667% due 05/20/2035 ^•	335	319
2.371% due 03/20/2036 ~	189	184
2.426% due 11/20/2035 ^~	1,091	1,018
2.496% due 09/20/2034 ~	42	43
2.559% due 03/20/2036 ~	105	98
2.680% due 05/20/2036 ^~	454	445
2.682% due 11/20/2034 ~	1,687	1,717
2.778% due 05/25/2035 ~	19	20
2.807% due 02/20/2036 ^~	1,620	1,596
2.819% due 10/20/2046 ^~	1,249	1,127
2.829% due 09/20/2047 ^~	1,819	1,618
2.916% due 09/20/2046 ^~	982	942
2.952% due 04/20/2036 ^~	1,336	1,347
3.159% due 10/20/2046 ^~	1,311	1,136
3.411% due 01/20/2047 ^~	45	44
5.500% due 09/25/2034	1,399	1,385
5.750% due 10/25/2035	1,080	1,066
5.750% due 09/25/2036	734	760
5.753% due 10/25/2036 ^þ	331	329
5.888% due 04/25/2037 ^þ	1,007	1,032
6.000% due 09/25/2036	2,036	2,172
6.000% due 09/25/2036 ^	94	93
6.000% due 09/25/2036 •	112	111
6.000% due 03/25/2037 ^	4,124	3,750
6.000% due 08/25/2037 ^	3,720	3,588
6.337% due 01/25/2037 ^þ	292	291

Banc of America Mortgage Trust
2.360% due 09/25/2033 ~	284	289
2.371% due 02/25/2035 ~	202	203
2.447% due 07/25/2034 ~	44	45
2.479% due 07/25/2035 ~	839	766
2.497% due 02/25/2035 ~	507	528
2.545% due 05/25/2034 ~	123	128
2.570% due 11/25/2035 ^~	202	197
2.685% due 07/25/2035 ^~	236	238
2.729% due 01/25/2036 ~	901	832
2.864% due 08/25/2035 ^~	1,984	2,016

48	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.436% due 05/25/2033 ~	$105	$112
3.464% due 07/25/2035 ~	53	52
4.125% due 07/20/2032 ~	25	26
5.500% due 05/25/2037 ^	260	234
6.000% due 07/25/2046 ^•	453	449

BANK
2.403% due 03/15/2063	54,030	55,581
2.649% due 01/15/2063	76,897	80,544
3.071% due 08/15/2061	3,200	3,458

Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053	3,010	3,176
2.639% due 02/15/2053	8,250	8,629
4.314% due 12/15/2051	7,000	8,089

Bayview Commercial Asset Trust
0.731% due 08/25/2034 •	109	109

BCAP LLC Trust
0.224% due 11/26/2036 •	503	501
0.244% due 11/26/2036 •	9,127	9,087
0.488% due 07/26/2036 ~	130	130
0.506% due 05/25/2047 •	48	46
0.526% due 05/25/2047 ^•	5,390	5,682
0.839% due 01/26/2047 •	5,408	5,152
0.939% due 11/26/2046 •	185	186
2.628% due 05/26/2036 ~	2,925	2,215
3.039% due 07/26/2036 ~	558	560
3.108% due 03/26/2037 ~	1,441	1,265
3.114% due 07/26/2036 ~	458	434
3.216% due 08/26/2036 ~	8,136	6,161
4.801% due 03/26/2037 þ	9,210	9,620
5.250% due 06/26/2036	32,729	18,590
5.250% due 04/26/2037	13,011	9,485
5.250% due 04/26/2037 ~	3,667	3,679
5.250% due 06/26/2037	1,386	1,376
5.500% due 11/25/2034 ^	2,068	2,014
6.000% due 10/26/2037 ~	1,850	1,725

BDS Ltd.
1.464% due 09/15/2035 •	20,166	20,226

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	15	13
2.210% due 06/25/2035 ^~	190	188
2.259% due 01/25/2034 ~	850	867
2.370% due 02/25/2036 •	1,033	1,056
2.375% due 01/25/2034 ~	16	16
2.380% due 10/25/2035 •	3,826	3,937
2.489% due 08/25/2033 ~	5	5
2.500% due 04/25/2033 ~	12	13
2.536% due 01/25/2034 ~	609	633
2.591% due 04/25/2033 ~	460	478
2.605% due 07/25/2034 ~	50	52
2.666% due 05/25/2034 ~	5	5
2.699% due 10/25/2035 ~	8,872	9,147
2.749% due 02/25/2047 ~	1,536	1,534
2.767% due 01/25/2035 ~	40	41
2.780% due 11/25/2030 ~	718	718

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.798% due 04/25/2034 ~	$568	$577
2.832% due 02/25/2033 ~	14	13
2.871% due 05/25/2033 ~	232	235
2.875% due 04/25/2033 ~	121	127
2.890% due 03/25/2035 ~	1,246	1,255
2.906% due 08/25/2035 ^~	2,874	2,892
2.929% due 02/25/2034 ~	282	288
2.981% due 11/25/2034 ~	1,225	1,238
3.105% due 02/25/2036 ^~	3,360	3,355
3.130% due 07/25/2034 ~	77	76
3.151% due 05/25/2047 ^~	8,257	8,261
3.161% due 03/25/2035 ~	107	108
3.203% due 02/25/2036 ^~	245	235
3.291% due 06/25/2047 ^~	12,237	12,314
3.315% due 08/25/2035 ~	184	178
3.361% due 09/25/2034 ~	523	541
4.577% due 01/25/2035 ~	156	164

Bear Stearns ALT-A Trust
0.406% due 02/25/2034 •	1,191	1,166
0.406% due 08/25/2036 ^•	6,435	6,153
0.406% due 01/25/2047 ^•	2,296	2,170
0.426% due 08/25/2036 ^•	12,017	11,388
0.486% due 02/25/2034 •	17	16
0.566% due 02/25/2036 •	1,045	1,058
2.043% due 02/25/2034 ~	54	53
2.169% due 10/25/2033 ~	12	12
2.275% due 05/25/2035 ~	75	77
2.483% due 04/25/2035 ~	3	3
2.508% due 08/25/2034 ~	25	27
2.610% due 12/25/2033 ~	463	483
2.611% due 01/25/2035 ~	1,728	1,531
2.619% due 01/25/2036 ^~	5,000	5,030
2.622% due 05/25/2035 ~	25,670	25,942
2.824% due 09/25/2034 ~	240	249
2.910% due 09/25/2035 ^~	12,880	10,004
2.942% due 03/25/2036 ~	8,517	5,770
2.963% due 02/25/2036 ^~	731	617
2.973% due 11/25/2036 ^~	1,840	1,235
2.981% due 02/25/2034 ~	977	998
3.001% due 11/25/2035 ^~	3,156	2,355
3.064% due 05/25/2036 ^~	5,135	3,572
3.081% due 11/25/2036 ~	721	546
3.094% due 08/25/2036 ^~	4,269	3,639
3.106% due 03/25/2036 ^~	2,264	2,023
3.169% due 05/25/2036 ^~	4,983	3,276
3.186% due 12/25/2046 ^~	323	262
3.253% due 11/25/2036 ^~	3,529	2,418
3.311% due 03/25/2036 ^~	5,046	4,394
3.445% due 08/25/2036 ^~	42	27
4.353% due 07/25/2035 ^~	6,418	5,471

Bear Stearns Mortgage Funding Trust
0.246% due 12/25/2046 •	15,574	15,411

Bear Stearns Mortgage Securities, Inc.
2.388% due 06/25/2030 ~	2	3

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	49

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Structured Products, Inc. Trust
2.708% due 01/26/2036 ^~	$1,309	$1,112
2.727% due 12/26/2046 ^~	1,403	1,274

BellaVista Mortgage Trust
0.587% due 05/20/2045 •	11	8

Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	10,436
4.016% due 03/15/2052	32,609	37,144
4.232% due 01/15/2052	36,036	41,494

Beneria Cowen & Pritzer Collateral Funding Corp.
0.883% due 06/15/2038 •	17,400	17,305

BFLD Trust
1.234% due 10/15/2035 •	14,300	14,392

BWAY Mortgage Trust
1.334% due 09/15/2036 •	3,940	3,950

CD Mortgage Trust
3.431% due 08/15/2050	5,207	5,701

Chase Mortgage Finance Trust
2.368% due 02/25/2037 ~	15	15
2.404% due 02/25/2037 ~	9	9
2.510% due 02/25/2037 ~	110	112
2.630% due 02/25/2037 ~	1,153	1,205
2.781% due 02/25/2037 ~	151	158
2.817% due 09/25/2036 ^~	33	31
2.831% due 01/25/2036 ^~	4,484	4,163
2.975% due 12/25/2035 ^~	1,015	980
3.003% due 03/25/2037 ^~	2,086	2,114
3.040% due 12/25/2035 ^~	2,984	3,012
3.040% due 12/25/2035 ~	5,112	5,159
3.134% due 03/25/2037 ^~	87	88
3.160% due 09/25/2036 ^~	278	251
5.500% due 12/25/2022 ^	4,161	2,380
5.500% due 03/25/2037	22	14
6.000% due 11/25/2036 ^	1,136	740
6.000% due 02/25/2037 ^	569	326
6.000% due 03/25/2037 ^	577	401

ChaseFlex Trust
0.586% due 06/25/2035 •	1,555	554
5.000% due 07/25/2037 ^	1,188	855
6.000% due 02/25/2037 ^	1,342	775

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
0.386% due 08/25/2037 •	4,374	4,110
0.766% due 08/25/2037 •	4,472	4,278
4.139% due 08/25/2037 ^þ	748	729

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.236% due 01/25/2036 •	434	409
0.266% due 05/25/2036 •	562	541
0.266% due 07/25/2036 •	335	328
0.336% due 08/25/2035 •	190	190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	$18	$18
5.500% due 04/25/2037	51	54
6.000% due 08/25/2036	346	358
6.000% due 04/25/2037	7,272	7,381

Citigroup Commercial Mortgage Trust
1.184% due 07/15/2030 •	1,868	1,862
1.280% due 10/15/2036 •	3,100	3,103
3.209% due 05/10/2049	17,500	18,852
3.778% due 09/10/2058	21,895	23,924

Citigroup Global Markets Mortgage Securities, Inc.
0.586% due 05/25/2032 •	34	33

Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	49,935	222
0.000% due 02/25/2058 ~	38	29
0.000% due 09/25/2064 ~	19	19
0.110% due 02/25/2058 ~(a)	23,071	115
0.156% due 01/25/2037 •	269	248
0.886% due 08/25/2035 ^•	1,148	1,087
1.250% due 02/25/2058 ~(a)	11,319	274
2.368% due 08/25/2035 ~	2,435	2,161
2.470% due 10/25/2035 •	3,773	3,846
2.518% due 07/25/2046 ^~	2,253	2,251
2.528% due 04/25/2037 ^~	1,209	1,091
2.579% due 10/25/2046 ^~	1,772	1,762
2.754% due 08/25/2035 ~	4,380	4,568
3.108% due 03/25/2037 ^~	986	937
3.500% due 02/25/2058 ~	14,234	12,633
4.267% due 09/25/2064 ~	39,280	36,914
6.250% due 11/25/2037 ~	2,539	1,641

Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •	539	554
2.262% due 02/25/2034 ~	372	382
2.570% due 05/25/2035 ~	417	424
2.913% due 12/25/2035 ^~	1,205	845
5.500% due 11/25/2035 ^	1,035	1,059

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.852% due 09/25/2035 ~	7,933	7,584

CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	254	250
6.000% due 06/25/2037 ^	591	595

Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	8,226
3.091% due 10/10/2049	10,964	11,786
3.142% due 02/10/2048	2,535	2,606
3.510% due 09/10/2050	19,203	21,105
3.545% due 02/10/2036	40,182	43,297
3.590% due 11/10/2047	20,803	22,231
3.732% due 08/10/2049 ~	14,175	15,134
4.228% due 05/10/2051	45,152	51,449
4.388% due 07/10/2045 ~	13,421	14,140

Community Program Loan Trust
4.500% due 04/01/2029	1,113	1,118

50	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	$944	$739
6.000% due 08/25/2037 ^~	1,094	782
7.585% due 08/25/2037 ^~	1,124	727

Countrywide Alternative Loan Trust
0.277% due 09/20/2046 •	1,362	1,254
0.286% due 04/25/2047 •	9,365	8,772
0.346% due 12/25/2035 •	452	446
0.426% due 01/25/2037 ^•	0	5
0.436% due 05/25/2036 ^•	2,322	1,145
0.436% due 08/25/2036 ^•	1,172	596
0.436% due 05/25/2037 ^•	130	43
0.446% due 11/25/2036 •	9,133	10,150
0.466% due 07/25/2046 ^•	1,080	1,029
0.466% due 09/25/2046 ^•	6,162	6,074
0.506% due 05/25/2035 •	81	80
0.506% due 07/25/2046 ^•	143	135
0.544% due 07/20/2035 •	24	24
0.586% due 04/25/2036 •	6,195	2,029
0.586% due 09/25/2046 ^•	908	765
0.586% due 10/25/2046 ^•	104	76
0.606% due 07/25/2036 •	14,988	13,463
0.606% due 07/25/2046 ^•	457	317
0.626% due 01/25/2036 •	352	354
0.636% due 08/25/2034 •	11	11
0.636% due 10/25/2036 ^•	2,051	1,062
0.646% due 12/25/2035 •	19	20
0.666% due 06/25/2034 •	1,269	1,308
0.666% due 11/25/2035 •	254	256
0.666% due 02/25/2036 ^•	1,182	1,167
0.684% due 11/20/2035 •	12	12
0.695% due 11/25/2036 •	6	0
0.746% due 09/25/2035 •	469	369
0.766% due 10/25/2035 •	1,452	1,009
0.786% due 10/25/2035 ^•	788	580
0.886% due 12/25/2035 ^•	1,093	958
1.092% due 12/25/2035 •	210	194
1.092% due 02/25/2036 •	304	291
1.186% due 02/25/2036 ^•	2,593	2,209
1.192% due 08/25/2035 ^•	14	13
1.386% due 10/25/2035 ^•	10,187	7,857
1.472% due 11/25/2047 ^•	2,954	2,737
1.572% due 01/25/2036 •	27	27
1.626% due 11/25/2035 •	196	184
1.661% due 06/25/2034 •	8,402	8,535
2.587% due 10/25/2035 ^~	154	139
2.903% due 11/25/2035 ^~	537	529
3.055% due 02/25/2037 ^~	9,052	9,109
5.250% due 06/25/2035 ^	331	314
5.500% due 07/25/2035 ^	1,268	956
5.500% due 11/25/2035 ^	3,038	2,312
5.500% due 11/25/2035	1,656	1,319
5.500% due 12/25/2035 ^	1,049	872
5.500% due 02/25/2036 ^	1,004	800
5.750% due 03/25/2037 ^•	600	461

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 07/25/2037 ^	$117	$95
6.000% due 10/25/2033	226	234
6.000% due 03/25/2035 ^	140	93
6.000% due 04/25/2036 ^	939	580
6.000% due 05/25/2036 ^	979	647
6.000% due 06/25/2036 ^	620	470
6.000% due 06/25/2036	7,553	5,734
6.000% due 08/25/2036 ^	1,935	1,539
6.000% due 08/25/2036 ^•	945	753
6.000% due 11/25/2036 ^	51	40
6.000% due 02/25/2037 ^	5,229	3,303
6.000% due 02/25/2037	281	215
6.000% due 03/25/2037 ^	1,245	709
6.000% due 04/25/2037 ^	3,033	2,076
6.000% due 05/25/2037 ^	273	179
6.000% due 08/25/2037 ^	5,556	4,485
6.250% due 12/25/2033	16	16
6.250% due 11/25/2036 ^	413	376
6.250% due 08/25/2037 ^	2,062	1,534
6.500% due 05/25/2036 ^	1,924	1,350
6.500% due 09/25/2036	763	604
6.500% due 08/25/2037 ^	6,738	4,052
6.500% due 09/25/2037 ^	1,508	868
19.564% due 07/25/2035 •	640	745

Countrywide Home Loan Mortgage Pass-Through Trust
0.626% due 03/25/2035 •	296	292
0.666% due 04/25/2035 •	77	75
0.726% due 03/25/2035 •	105	100
0.746% due 02/25/2035 •	506	503
0.766% due 02/25/2035 •	99	95
0.766% due 03/25/2036 •	154	100
0.786% due 02/25/2036 ^•	30	14
0.846% due 09/25/2034 •	37	38
1.052% due 04/25/2046 ^•	5,665	2,283
1.985% due 02/20/2036 ^•	3,724	3,320
1.987% due 02/20/2036 ^•	58	57
2.012% due 06/19/2031 ~	30	30
2.087% due 07/25/2034 ~	470	479
2.103% due 06/20/2034 ~	247	255
2.109% due 02/20/2036 ^•	12	13
2.125% due 07/19/2031 ~	15	15
2.166% due 10/20/2035 ~	62	60
2.193% due 08/25/2034 ^~	557	531
2.241% due 02/25/2034 ~	11	11
2.241% due 07/20/2034 ~	81	83
2.324% due 10/25/2035 ^~	1,504	1,341
2.423% due 10/25/2033 •	740	739
2.518% due 04/25/2035 ^~	62	51
2.553% due 12/19/2033 ~	11	11
2.594% due 04/20/2035 ~	155	167
2.613% due 11/20/2034 ~	93	97
2.681% due 08/25/2034 ^~	64	65
2.744% due 04/20/2036 ^~	252	230
2.773% due 11/20/2034 ~	1,249	1,276

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	51

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.802% due 11/25/2034 ~	$1,709	$1,741
2.844% due 02/25/2047 ^~	392	378
2.875% due 05/20/2036 ^~	818	852
2.887% due 08/25/2034 ~	12	12
2.922% due 09/25/2047 ^~	873	845
2.983% due 03/25/2037 ^~	357	341
2.999% due 02/20/2036 ^~	65	54
3.066% due 11/25/2037 ~	2,217	2,139
3.070% due 04/25/2035 ^~	225	209
3.117% due 05/20/2036 ^~	7,222	7,085
4.500% due 09/25/2035	571	565
5.000% due 09/25/2035 ^	20	16
5.500% due 01/25/2035	271	278
5.500% due 09/25/2035 ^	526	528
5.500% due 10/25/2035 ^	1,628	1,327
5.500% due 11/25/2035 ^	617	468
5.750% due 12/25/2035 ^	1,199	853
5.750% due 02/25/2037 ^	975	669
5.750% due 07/25/2037 ^	432	314
6.000% due 05/25/2036 ^	1,356	936
6.000% due 07/25/2036	3,198	2,351
6.000% due 12/25/2036 ^	96	60
6.000% due 02/25/2037 ^	4,989	4,941
6.000% due 02/25/2037	502	354
6.000% due 07/25/2037 ^	666	470
6.000% due 09/25/2037 ^	308	226
6.250% due 09/25/2036 ^	806	519
6.250% due 02/25/2038 ^	1,001	712

Countrywide Home Loan Reperforming REMIC Trust
0.426% due 06/25/2035 •	1,176	1,142
4.702% due 01/25/2034 ^~	253	251
6.500% due 11/25/2034 ^	320	322
7.500% due 11/25/2034	159	168
7.500% due 06/25/2035 ^	540	578

Credit Suisse Commercial Mortgage Trust
1.051% due 06/15/2034 •	14,630	14,600

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
0.699% due 03/25/2032 ~	241	232
1.236% due 09/25/2034 ^•	867	957
4.959% due 06/25/2032 ~	14	15
5.500% due 09/25/2035	2,480	2,138
7.500% due 05/25/2032	43	46
7.500% due 12/25/2032	1	1

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
0.826% due 06/25/2034 •	185	187
1.803% due 10/25/2033 ~	37	37
2.148% due 07/25/2033 ~	418	436
2.836% due 05/25/2034 ~	897	934
5.500% due 10/25/2035	590	422
6.000% due 11/25/2035 ^	16	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Certificates
2.402% due 04/26/2038 ~	$320	$322
2.978% due 07/27/2037 ~	8,745	9,281
3.285% due 04/28/2037 ~	4,482	4,598

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	1,017	419
5.837% due 04/25/2037 ~	17,561	6,445
5.863% due 02/25/2037 ^~	2,879	941
6.000% due 07/25/2036	936	699
6.000% due 04/25/2037 ^	956	561
7.000% due 08/25/2037 ^~	5,034	4,013

Credit Suisse Mortgage Capital Trust
0.000% due 01/25/2058 (a)(h)	164	164
0.000% due 04/25/2058 (a)	8	8
1.000% due 07/25/2057 (a)	140	140
1.434% due 10/15/2037 •	6,600	6,631
1.484% due 07/15/2038 •	600	601
2.257% due 08/15/2037	13,600	13,990
2.500% due 07/25/2057 ~	252,496	261,813
2.885% due 06/01/2050 ~	604,101	618,628
2.894% due 06/25/2048 ~	495,431	495,114
3.069% due 07/25/2057 ~	168,406	145,849
3.151% due 07/25/2057 ~(a)	12,334	11,812
3.630% due 01/25/2058 ~	130,151	125,185
3.655% due 04/25/2058 ~	270,595	280,418

CRSNT Commercial Mortgage Trust
0.910% due 04/15/2036 •	39,401	39,473

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	6,459
3.903% due 03/15/2052	2,200	2,438

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.186% due 08/25/2037 ^•	2,176	1,827
0.326% due 08/25/2036 ^•	2,409	2,370
0.566% due 01/25/2047 •	3,889	3,784
0.746% due 02/25/2036 •	8,223	8,445
2.544% due 10/25/2035 ~	426	424
5.000% due 10/25/2018	3	3
5.500% due 12/25/2035 ^	709	701

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.186% due 10/25/2036 ^•	7	6
6.005% due 10/25/2036 ^~	439	444
6.369% due 10/25/2036 ^þ	576	581
6.386% due 10/25/2036 ^þ	576	581
6.800% due 07/25/2036 ^þ	576	572

Deutsche Mortgage & Asset Receiving Corp.
0.530% due 11/27/2036 •	2,345	2,335

DOLP Trust
2.956% due 05/10/2041	56,700	60,164

52	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.267% due 04/19/2047 ^•		$592	$697
0.907% due 09/19/2044 •		47	47
2.501% due 07/19/2044 ~		14	14

DROP Mortgage Trust
1.230% due 04/15/2026 •		10,800	10,851

EMF-NL Prime BV
0.252% due 04/17/2041 •	EUR	3,827	4,282

Eurosail PLC
0.952% due 10/17/2040 •		1,189	1,381

Extended Stay America Trust
1.164% due 07/15/2038 •		$126,542	127,106

Finsbury Square PLC
1.350% due 06/16/2070 •	GBP	39,609	53,971

First Horizon Alternative Mortgage Securities Trust
0.456% due 02/25/2037 •		$17	6
2.324% due 08/25/2034 ~		152	159
2.808% due 08/25/2035 ^~		1,136	1,077
2.895% due 03/25/2035 ~		26	20
5.500% due 05/25/2035 ~		1,463	1,249
6.000% due 07/25/2036 ^		1,320	876
6.250% due 08/25/2037 ^		481	314

First Horizon Mortgage Pass-Through Trust
0.356% due 02/25/2035 •		5	5
2.500% due 10/25/2035 ~		213	228
2.612% due 09/25/2035 ~		869	896
2.625% due 11/25/2034 ~		193	199
2.754% due 08/25/2035 ~		549	435
2.762% due 11/25/2037 ^~		1,559	1,086
2.772% due 11/25/2035 ^~		557	522
2.793% due 10/25/2035 ^~		2,326	2,358
2.895% due 01/25/2037 ^~		21	17
3.514% due 10/25/2036 ~		352	308

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		53	56

GMAC Mortgage Corp. Loan Trust
2.992% due 04/19/2036 ^~		1,645	1,599
3.133% due 05/25/2035 ~		897	883
4.431% due 06/19/2035 ~		68	69

GPMT Ltd.
1.337% due 07/16/2035 •		25,541	25,577

Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	767	884
0.202% due 03/18/2039 •	GBP	22,357	29,870
0.212% due 06/18/2039 •		6,740	8,986
0.252% due 06/18/2039 •		$10,383	10,260

GreenPoint Mortgage Funding Trust
0.286% due 10/25/2046 ^•		386	351
0.426% due 10/25/2046 ^•		677	558
0.526% due 06/25/2045 •		325	310

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.626% due 04/25/2036 ^•	$27	$54
0.626% due 11/25/2045 •	246	226

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	18,300	18,265

GS Mortgage Securities Trust
2.078% due 11/10/2045 ~(a)	35,573	447
3.621% due 10/10/2035	13,200	14,212

GS Mortgage-Backed Securities Trust
2.500% due 07/25/2059 ~	144,497	148,907

GSC Capital Corp. Mortgage Trust
0.446% due 05/25/2036 ^•	118	117

GSMPS Mortgage Loan Trust
0.436% due 09/25/2035 •	3,881	3,368
7.500% due 06/25/2043	2,014	2,262

GSR Mortgage Loan Trust
0.386% due 07/25/2035 •	83	76
0.436% due 01/25/2034 •	20	20
1.790% due 04/25/2032 •	47	42
1.840% due 03/25/2033 •	8	8
2.122% due 06/25/2034 ~	153	158
2.201% due 05/25/2035 ~	431	444
2.375% due 04/25/2035 ~	278	295
2.397% due 03/25/2037 ^~	3,212	2,556
2.622% due 11/25/2035 ~	7,198	7,339
2.723% due 04/25/2036 ~	36	30
2.798% due 09/25/2035 ~	15	15
2.805% due 11/25/2035 ~	6	6
2.903% due 05/25/2035 ~	13	12
2.922% due 04/25/2035 ~	152	153
2.955% due 11/25/2035 ^~	1,707	1,230
2.967% due 01/25/2036 ^~	64	66
3.072% due 07/25/2035 ~	13	14
5.000% due 05/25/2037 ^	3	4
5.500% due 06/25/2035	1,156	1,251
5.500% due 06/25/2036 ^	361	518
6.000% due 03/25/2032	4	4
6.000% due 11/25/2035 ^	8,034	4,766
6.000% due 11/25/2035	637	406
6.000% due 02/25/2036 ^	3,218	2,250
6.000% due 01/25/2037 ^	630	540
6.000% due 03/25/2037 ^	17	12
6.000% due 07/25/2037 ^	156	135
6.250% due 09/25/2036 ^	324	334
6.500% due 09/25/2036 ^	2,165	1,320

HarborView Mortgage Loan Trust
0.487% due 09/19/2046 ^•	2,154	1,999
0.527% due 05/19/2035 •	6,650	6,442
0.567% due 06/19/2035 •	857	861
0.647% due 06/19/2034 •	332	350
0.687% due 04/19/2034 •	328	317
0.727% due 01/19/2035 •	947	888
0.787% due 01/19/2035 •	1,227	1,139
0.807% due 01/19/2035 •	93	93
0.887% due 11/19/2034 •	176	171

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	53

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.086% due 10/25/2037 •		$875	$940
2.113% due 06/19/2045 ^•		9,695	5,639
2.117% due 04/19/2034 ~		9	9
2.482% due 12/19/2035 ^~		729	710
2.563% due 08/19/2036 ^~		229	229
2.676% due 07/19/2035 ^~		217	186
2.738% due 06/19/2036 ^~		3,860	2,180
3.566% due 06/19/2036 ^~		2,470	1,592

Hawksmoor Mortgage Funding PLC
1.100% due 05/25/2053 •	GBP	6,129	8,296

Hilton USA Trust
2.828% due 11/05/2035		$33,800	33,870

HomeBanc Mortgage Trust
0.606% due 01/25/2036 •		740	736
0.826% due 12/25/2034 •		1,080	1,081
0.946% due 08/25/2029 •		682	676

HSI Asset Securitization Corp. Trust
0.526% due 11/25/2035 •		10,622	10,209

Impac CMB Trust
0.826% due 11/25/2034 •		539	549
0.846% due 10/25/2033 •		4	5
0.866% due 10/25/2034 •		192	196
5.164% due 09/25/2034 þ		131	140

Impac Secured Assets Trust
2.808% due 07/25/2035 ~		396	378

IndyMac Adjustable Rate Mortgage Trust
1.544% due 01/25/2032 ~		92	93
1.659% due 01/25/2032 ~		50	49

IndyMac Mortgage Loan Trust
0.266% due 02/25/2037 •		10,487	10,671
0.266% due 02/25/2037 ^•		1,695	1,696
0.386% due 06/25/2037 ^•		809	415
0.486% due 11/25/2046 •		356	359
0.506% due 05/25/2046 •		69	68
0.546% due 04/25/2035 •		71	67
0.566% due 07/25/2035 •		1,099	1,079
0.686% due 11/25/2035 ^•		357	250
0.726% due 07/25/2045 •		36	32
0.866% due 05/25/2034 •		2	2
0.886% due 11/25/2034 •		25	25
0.906% due 11/25/2034 ^•		665	625
2.350% due 01/25/2035 ~		44	44
2.439% due 08/25/2035 ~		22	22
2.482% due 01/25/2036 ^~		162	160
2.627% due 06/25/2037 ^~		1,522	1,437
2.756% due 10/25/2035 ~		296	282
2.775% due 05/25/2036 ~		2,113	2,066
2.821% due 07/25/2037 ~		1,102	910
2.837% due 06/25/2037 ~		5,115	3,391
2.881% due 12/25/2034 ~		50	52
2.886% due 08/25/2036 ~		904	857
2.889% due 10/25/2034 ~		1,386	1,418
2.912% due 09/25/2035 ^~		7,014	6,688

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.949% due 03/25/2036 ^~	$1,778	$1,581
2.962% due 01/25/2036 ~	2,501	2,484
2.966% due 12/25/2035 ~	2,250	2,181
2.980% due 08/25/2035 ~	341	317
2.980% due 08/25/2035 ^~	291	268
3.047% due 01/25/2036 ^~	2,887	2,892
3.069% due 04/25/2037 ^~	6,320	5,885
3.095% due 04/25/2037 ~	4,527	4,369
3.099% due 02/25/2035 ~	263	265
6.250% due 11/25/2037 ^	966	615

JP Morgan Alternative Loan Trust
0.366% due 03/25/2037 •	1,021	1,086
2.705% due 12/25/2036 ~	3,998	3,942
3.291% due 05/25/2037 ^~	3,207	3,006
5.831% due 05/26/2037 ~	19,118	17,774
6.550% due 05/25/2036 þ	38	39

JP Morgan Chase Commercial Mortgage Securities Trust
1.084% due 06/15/2032 •	590	590
3.474% due 12/15/2049 ~	6,700	7,146
3.648% due 12/15/2049 ~	8,606	9,451

JP Morgan Mortgage Trust
1.604% due 02/25/2034 ~	145	142
1.875% due 06/25/2035 ~	1,020	1,090
1.905% due 11/25/2033 ~	5	5
2.191% due 02/25/2036 ^~	38	33
2.299% due 07/25/2035 ~	100	104
2.306% due 07/25/2035 ~	155	156
2.377% due 09/25/2035 ~	79	76
2.411% due 10/25/2035 ^~	373	330
2.443% due 06/25/2035 ~	196	174
2.483% due 10/25/2035 ^~	942	857
2.504% due 07/25/2035 ~	59	58
2.554% due 10/25/2036 ~	56	47
2.566% due 08/25/2035 ~	494	503
2.574% due 04/25/2036 ^~	1,789	1,649
2.595% due 07/25/2035 ~	769	786
2.626% due 08/25/2035 ~	1,054	1,095
2.665% due 06/25/2035 ~	1,062	1,105
2.681% due 07/25/2035 ~	431	444
2.694% due 07/25/2035 ~	2,222	2,269
2.696% due 04/25/2035 ~	15	16
2.747% due 04/25/2036 ~	1,610	1,645
2.747% due 04/25/2036 ^~	1,411	1,395
2.765% due 07/25/2035 ~	11	12
2.779% due 12/25/2037 ~	71	63
2.800% due 08/25/2036 ^~	1,348	1,228
2.821% due 11/25/2035 ^~	1,249	1,167
2.838% due 11/25/2035 ^~	711	688
2.839% due 10/25/2035 ~	3,853	4,059
2.861% due 02/25/2036 ^~	7,345	6,426
2.886% due 07/27/2037 ~	5,892	5,819
2.945% due 08/25/2035 ^~	832	788
2.949% due 10/25/2036 ^~	19	17
2.949% due 10/25/2036 ~	10,619	9,463

54	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.967% due 04/25/2037 ^~		$207	$194
3.065% due 05/25/2036 ~		1,523	1,409
3.212% due 10/25/2035 ~		5,244	5,087
3.230% due 10/25/2036 ^~		1,499	1,275
5.000% due 08/25/2049		39	41
5.500% due 03/25/2022 ^		24	24
5.500% due 07/25/2036 ^		549	413
5.750% due 01/25/2036 ^		18	12
6.500% due 07/25/2036 ^		2,877	1,682
6.500% due 08/25/2036 ^		405	229

JPMDB Commercial Mortgage Securities Trust
3.057% due 11/13/2052		7,900	8,477

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	7,715
0.867% due 02/22/2045 •		90,797	120,529
2.067% due 02/22/2045 •		29,232	37,715
2.250% due 02/22/2045		9,470	9,248

KREST Commercial Mortgage Securities Trust 2021-CHIP
2.558% due 11/05/2044		$2,400	2,447

Lavender Trust
6.250% due 10/26/2036		4,065	2,838

Lehman Mortgage Trust
0.406% due 08/25/2036 ^•		4,143	2,999
0.736% due 06/25/2037 ^•		301	275
4.949% due 12/25/2035 ~		3,373	1,026
5.080% due 01/25/2036 ^~		1,448	1,498
5.500% due 01/25/2036		687	516
5.942% due 04/25/2036 ^~		624	522
6.000% due 07/25/2036 ^		4,184	2,894

Lehman XS Trust
0.466% due 11/25/2046 •		182	176
0.486% due 08/25/2046 •		6,485	6,462
0.486% due 08/25/2046 ^•		730	736

Luminent Mortgage Trust
0.406% due 11/25/2036 ^•		162	157
0.446% due 12/25/2036 ^•		2,042	1,945
0.486% due 02/25/2046 •		47	40
0.806% due 04/25/2036 •		7,650	6,996

Manhattan West Mortgage Trust
2.130% due 09/10/2039		47,900	48,892

MASTR Adjustable Rate Mortgages Trust
0.296% due 04/25/2046 •		2,933	2,730
0.486% due 05/25/2047 •		310	377
0.566% due 05/25/2037 •		736	418
0.686% due 05/25/2047 ^•		376	720
1.761% due 12/25/2033 ~		7	7
2.215% due 12/25/2034 ~		1,423	1,358
2.370% due 12/25/2033 ~		34	36
2.426% due 07/25/2035 ^~		344	331
2.492% due 10/25/2032 ~		94	97
2.618% due 03/25/2035 ~		264	263
2.651% due 05/25/2034 ~		82	85
3.070% due 10/25/2034 ~		1,009	1,020

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Alternative Loan Trust
0.486% due 03/25/2036 ^•	$6,845	$519

MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	234	199

MASTR Reperforming Loan Trust
0.446% due 07/25/2035 ^•	2,442	1,121
7.000% due 08/25/2034	1,600	1,377
7.000% due 05/25/2035	462	419

MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	1,529	1,591

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.784% due 11/15/2031 •	966	991
0.824% due 09/15/2030 •	387	393
0.964% due 11/15/2031 •	19	19

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.944% due 08/15/2032 •	49	48
2.610% due 10/20/2029 •	795	811

Merrill Lynch Alternative Note Asset Trust
0.306% due 03/25/2037 •	802	294
0.686% due 03/25/2037 •	2,123	787
2.916% due 06/25/2037 ^~	977	713
6.000% due 03/25/2037	1,039	163

Merrill Lynch Mortgage Investors Trust
0.586% due 11/25/2035 •	11	11
0.655% due 04/25/2029 •	243	243
0.706% due 10/25/2028 •	22	23
0.746% due 06/25/2028 •	399	406
0.746% due 09/25/2029 •	23	23
0.746% due 11/25/2029 •	113	111
0.813% due 10/25/2028 •	21	21
0.826% due 03/25/2028 •	15	15
0.866% due 03/25/2028 •	5	5
0.875% due 11/25/2029 •	77	79
1.655% (US0006M + 1.500%) due 12/25/2032 ~	117	115
1.859% due 02/25/2033 ~	10	10
1.941% due 05/25/2033 ~	1,547	1,601
2.007% due 05/25/2036 ~	143	141
2.151% due 12/25/2035 ~	128	125
2.180% due 09/25/2035 ~	1,085	1,104
2.262% due 02/25/2034 ~	4	4
2.331% due 05/25/2033 ~	5	5
2.350% due 07/25/2035 ^~	180	175
2.438% due 06/25/2037 ~	368	378
2.581% due 12/25/2035 ~	433	427
2.592% due 12/25/2034 ~	13	14
2.595% due 11/25/2035 •	1,512	1,533
2.621% due 08/25/2034 ~	327	333
2.824% due 02/25/2035 ~	2,229	2,276
2.965% due 09/25/2035 ^~	4,597	4,234
3.018% due 06/25/2035 ~	2,592	2,662

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	55

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Multifamily Housing Mortgage Loan Trust
1.014% due 07/15/2036 •		$51,013	$51,081

Morgan Stanley Bank of America Merrill Lynch Trust
3.732% due 05/15/2048		9,229	10,061

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		17,000	17,418
4.071% due 03/15/2052		3,635	4,132

Morgan Stanley Mortgage Loan Trust
0.346% due 03/25/2036 •		710	530
0.366% due 01/25/2036 •		7,468	4,916
0.376% due 12/25/2035 •		21	18
0.396% due 01/25/2035 •		3	4
0.406% due 01/25/2035 •		1,573	1,589
2.038% due 06/25/2036 ~		98	103
2.295% due 07/25/2035 ^~		58	56
2.361% due 07/25/2035 ^~		4,606	4,345
2.565% due 07/25/2035 ~		213	207
2.663% due 06/25/2037 ~		3,057	2,272
2.828% due 11/25/2037 ~		7,957	6,851
3.193% due 09/25/2035 ^~		1,435	648
3.499% due 06/25/2036 ~		8,782	7,755
5.701% due 02/25/2047 þ		1,431	789
6.000% due 02/25/2036 ^		159	163
6.000% due 10/25/2037 ^		1,405	1,080

MortgageIT Mortgage Loan Trust
0.546% due 04/25/2036 •		4,003	3,874

MortgageIT Securities Corp. Mortgage Loan Trust
0.586% due 09/25/2037 •		6,756	6,264

MortgageIT Trust
0.866% due 02/25/2035 •		222	224

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		496	512

New York Mortgage Trust
2.696% due 05/25/2036 ^~		3,810	3,566

Newgate Funding PLC
0.056% due 12/15/2050 •	EUR	53,975	61,465
0.227% due 12/01/2050 •	GBP	543	710

Nomura Asset Acceptance Corp. Alternative Loan Trust
1.086% due 05/25/2035 •		$2,211	1,933
2.240% due 02/25/2036 ^~		185	165
2.318% due 10/25/2035 ~		48	45
5.820% due 03/25/2047 þ		692	723
7.000% due 02/19/2030 ~		562	577

PFP Ltd.
0.934% due 04/14/2038 •		3,000	3,007
1.100% due 08/09/2037 •		58,200	58,679
1.135% due 04/14/2037 •		2,793	2,794

Prime Mortgage Trust
0.486% due 02/25/2034 •		627	613

Proteus RMBS DAC
0.000% due 10/29/2054 •	EUR	186,041	215,658
0.000% due 10/29/2054 «~		481	3,731

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 10/29/2054 (b)(h)	EUR	33,620	$30,304
0.357% due 10/29/2054 •		20,861	24,165
0.557% due 10/29/2054 •		15,172	17,549
1.207% due 10/29/2054 •		11,379	13,146
2.457% due 10/29/2054 •		9,482	10,912

RBSGC Mortgage Loan Trust
0.466% due 12/25/2034 •		$18,361	16,368
5.750% due 04/25/2035		7,916	7,880

RBSSP Resecuritization Trust
0.306% due 10/27/2036 •		1,802	1,705
0.354% due 09/27/2037 •		9,301	8,521
0.414% due 02/27/2037 •		2,348	2,226
0.564% due 08/27/2037 •		1,614	1,603
4.000% due 10/26/2037		7,108	6,778

Ready Capital Mortgage Financing LLC
2.236% due 02/25/2035 •		4,700	4,726

Regal Trust
1.806% due 09/29/2031 •		11	11

Residential Accredit Loans, Inc. Trust
0.226% due 01/25/2037 •		2,501	2,491
0.346% due 02/25/2037 •		2,389	2,676
0.386% due 08/25/2035 •		253	218
0.386% due 02/25/2037 •		1,794	1,828
0.416% due 03/25/2037 •		1,043	189
0.446% due 05/25/2036 •		8,422	7,974
0.446% due 09/25/2036 •		1,779	1,771
0.454% due 12/25/2036 •		22	22
0.464% due 08/25/2036 ^•		3,332	3,382
0.466% due 07/25/2036 •		2,294	2,361
0.466% due 09/25/2036 ^•		37	38
0.486% due 11/25/2036 ^•		942	673
0.506% due 06/25/2037 •		1,213	1,190
0.626% due 02/25/2046 ^•		1,198	850
1.452% due 09/25/2045 •		238	235
3.129% due 08/25/2035 ^~		1,503	823
3.256% due 04/25/2035 ~		176	158
4.255% due 09/25/2035 ^~		54	45
5.073% due 02/25/2036 ^~		739	649
6.000% due 08/25/2036 ^		1,179	1,159
6.000% due 09/25/2036 ^		1,212	1,160
6.000% due 09/25/2036		1,061	1,015
6.000% due 11/25/2036 ^		1,247	1,202
6.000% due 01/25/2037 ^		7	7
6.250% due 03/25/2037 ^		996	942
6.500% due 07/25/2037 ^		359	355
6.500% due 09/25/2037 ^		1,329	1,309

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		120	133

Residential Asset Securitization Trust
5.000% due 11/25/2021		14	14
5.500% due 08/25/2034		58	60
5.750% due 02/25/2036 ^		562	340
6.000% due 04/25/2037 ^		222	177

56	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/25/2037 ^		$127	$102
6.000% due 07/25/2037 ^		1,112	638
6.250% due 08/25/2036		74	65
6.250% due 11/25/2036 ^		1,816	1,002
6.250% due 09/25/2037 ^		2,001	1,177
6.500% due 08/25/2036		1,348	613
6.500% due 09/25/2036 ^		1,121	609

Residential Funding Mortgage Securities, Inc. Trust
2.183% due 06/25/2035 ~		144	134
3.362% due 11/25/2035 ^~		22	20
3.917% due 02/25/2037 ~		2,011	1,618
3.935% due 02/25/2036 ^~		1,221	1,162
4.248% due 07/27/2037 ^~		4,539	3,947
5.500% due 12/25/2034		182	181
6.000% due 06/25/2036 ^		760	756
6.000% due 07/25/2036 ^		686	679
6.000% due 10/25/2036 ^		6,514	6,398
6.000% due 06/25/2037 ^		321	327
6.500% due 03/25/2032		65	69

Residential Mortgage Securities PLC
1.300% due 06/20/2070 •	GBP	14,395	19,594

RESIMAC Bastille Trust
0.933% due 12/05/2059 •		$69	69

Resloc UK PLC
0.290% due 12/15/2043 •	GBP	2,211	2,852

Ripon Mortgages PLC
0.000% due 08/20/2056 «(h)		154,522	176,504
0.000% due 08/20/2056 (h)		23,413	30,900
0.000% due 08/20/2056 «~(a)		0	5,546
0.010% due 08/20/2056 «		8,063	10,199

RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,656	1,883
0.217% due 06/12/2044 •	GBP	23,760	31,120

Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	55,515
0.057% due 09/28/2055 •		648,494	749,931
0.207% due 09/28/2055 •		62,548	71,615
0.457% due 09/28/2055 •		42,646	48,579
0.957% due 09/28/2055 •		25,587	29,171
1.000% due 09/28/2055 ~		15,864	4,348
1.707% due 09/28/2055 •		42,646	47,872

Securitized Asset Sales, Inc.
2.158% due 11/26/2023 ~		$20	20

Sequoia Mortgage Trust
0.487% due 07/20/2036 •		26	25
0.507% due 06/20/2036 •		695	674
0.724% due 05/20/2034 •		587	589
0.744% due 05/20/2034 •		230	229
0.747% due 06/20/2033 •		4	4
0.787% due 07/20/2033 •		106	107
0.818% due 09/20/2033 •		148	146
0.847% due 10/20/2027 •		21	21
0.887% due 10/20/2027 •		290	295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.936% due 01/20/2047 ^~		$1,042	$802
2.849% due 09/20/2046 ^~		2,027	1,597
3.088% due 01/20/2047 ^~		1,426	1,241

SFO Commercial Mortgage Trust
1.234% due 05/15/2038 •		27,600	27,719

Stratton Mortgage Funding PLC
0.950% due 07/20/2060 •	GBP	237,523	321,891

Structured Adjustable Rate Mortgage Loan Trust
0.386% due 09/25/2034 •		$1,108	1,069
0.386% due 10/25/2035 •		231	233
0.386% due 08/25/2036 ^•		2,920	2,255
1.492% due 01/25/2035 ^•		123	116
1.655% due 10/25/2037 ^•		489	506
2.405% due 09/25/2034 ~		5	5
2.440% due 02/25/2034 ~		407	414
2.441% due 12/25/2034 ~		28	28
2.739% due 12/25/2035 ~		1,519	1,371
2.825% due 08/25/2035 ~		32	31
2.860% due 05/25/2036 ^~		2,113	2,054
2.869% due 05/25/2036 ^~		91	79
2.880% due 09/25/2035 ~		488	475
2.887% due 11/25/2035 ^~		169	161
2.888% due 12/25/2035 ~		690	470
2.891% due 11/25/2036 ^~		2,231	2,168
2.918% due 02/25/2036 ^~		1,841	1,430
2.964% due 02/25/2036 ^~		1,240	1,158
3.009% due 04/25/2036 ^~		2,293	1,729
3.057% due 03/25/2036 ^~		378	334
3.063% due 01/25/2035 ~		192	195
3.181% due 02/25/2036 ^~		679	610

Structured Asset Mortgage Investments Trust
0.346% due 03/25/2037 •		1,158	465
0.426% due 03/25/2037 ^•		191	63
0.466% due 06/25/2036 •		646	643
0.466% due 07/25/2046 ^•		616	506
0.506% due 04/25/2036 •		315	303
0.506% due 05/25/2036 •		80	71
0.526% due 05/25/2046 •		8,936	4,561
0.546% due 02/25/2036 ^•		149	141
0.587% due 07/19/2035 •		1,936	1,931
0.706% due 12/25/2035 ^•		1,548	1,511
0.747% due 09/19/2032 •		876	879
0.787% due 01/19/2034 •		140	141
0.927% due 10/19/2033 •		323	316
0.936% due 05/25/2047 •		7,940	7,076
1.492% due 12/25/2035 ^•		1,180	1,176
1.979% due 02/25/2036 ^•		7,818	7,778
4.950% due 06/25/2029 ~		7	8

Structured Asset Securities Corp.
4.399% due 04/15/2027 ~		8	8

Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		2,524	1,781

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	57

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.158% due 03/25/2033 ~		$411	$441
2.203% due 07/25/2033 ~		12	13
2.376% due 11/25/2033 ~		38	38
2.838% due 01/25/2034 ~		788	809
5.022% due 06/25/2034 þ		77	79

Structured Asset Securities Corp. Trust
5.750% due 04/25/2035		1,537	1,216

SunTrust Adjustable Rate Mortgage Loan Trust
2.254% due 04/25/2037 ^~		241	162
2.349% due 02/25/2037 ^~		279	262
2.394% due 01/25/2037 ^~		1,945	1,705
2.614% due 10/25/2037 ~		518	466

SunTrust Alternative Loan Trust
0.736% due 12/25/2035 ^•		2,371	2,036
5.750% due 12/25/2035 ^		1,557	1,534
6.000% due 04/25/2036 ^		427	317

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ		554	266
6.470% due 09/25/2036 ^þ		5,583	359
6.500% due 07/25/2036		4,635	1,659
6.515% due 07/25/2037 þ		919	517

Thornburg Mortgage Securities Trust
0.786% due 12/25/2033 •		241	248
1.479% due 06/25/2047 ^•		20,080	18,753
1.479% due 06/25/2047 •		1	1
1.529% due 03/25/2037 ^•		9,252	8,739
1.805% due 10/25/2043 ~		191	193
1.984% due 09/25/2037 ~		1,967	1,993
2.371% due 10/25/2046 •		41,188	41,951
2.747% due 09/25/2047 ~		26,212	23,027
2.775% due 07/25/2036 •		31,673	29,083

Towd Point HE Trust
0.918% due 02/25/2063 ~		3,491	3,493

Towd Point Mortgage Funding PLC
0.950% due 05/20/2045 •	GBP	15,686	21,219

Trinity Square PLC
0.899% due 07/15/2059 •		171,293	232,116

UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		$7,000	7,944
4.313% due 05/15/2051		10,000	11,409

VASA Trust
0.984% due 07/15/2039 •		2,900	2,905

VMC Finance LLC
1.184% due 09/15/2036 •		1,915	1,914
1.187% due 06/16/2036 •		29,930	29,988

Wachovia Mortgage Loan Trust LLC
2.394% due 10/20/2035 ~		261	194
2.498% due 10/20/2035 ~		5	5
2.736% due 03/20/2037 ^~		303	287
2.741% due 08/20/2035 ^~		1,060	1,070

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
0.626% due 12/25/2045 •		$287	$295
0.666% due 07/25/2045 •		162	161
0.826% due 11/25/2034 •		475	462
0.852% due 04/25/2047 •		7,351	7,118
0.862% due 05/25/2047 •		8,795	8,609
0.906% due 11/25/2045 •		180	178
0.906% due 12/25/2045 •		164	161
1.066% due 11/25/2034 •		231	224
1.092% due 08/25/2046 •		81	81
1.492% due 06/25/2042 •		203	203
1.513% due 07/25/2047 ^•		2,636	2,510
1.763% due 10/25/2046 •		5,836	5,747
1.782% due 05/25/2046 •		224	222
1.782% due 12/25/2046 •		5,808	5,702
2.021% due 08/25/2035 ~		133	132
2.368% due 09/25/2033 ~		28	28
2.514% due 09/25/2033 ~		321	322
2.572% due 01/25/2033 ~		67	69
2.605% due 11/25/2036 ^~		15	15
2.666% due 05/25/2037 ^~		80	74
2.707% due 08/25/2034 ~		138	143
2.707% due 04/25/2037 ^~		1,731	1,740
2.716% due 12/25/2035 ~		6,220	6,368
2.720% due 03/25/2035 ~		748	779
2.760% due 08/25/2036 ~		6,596	6,243
2.762% due 12/25/2036 ^~		41	41
2.796% due 05/25/2035 ~		11,241	11,885
2.808% due 10/25/2035 ~		378	386
2.819% due 03/25/2037 ~		11,907	11,847
2.864% due 09/25/2036 ^~		3,369	3,387
2.865% due 04/25/2035 ~		2,283	2,321
2.899% due 02/25/2037 ^~		3,539	3,367
2.909% due 08/25/2036 ^~		111	108
2.910% due 09/25/2035 ~		6,995	7,084
2.916% due 05/25/2037 ^~		918	922
2.923% due 08/25/2046 ^~		5,060	5,013
2.966% due 04/25/2037 ^~		643	639
2.992% due 12/25/2035 ~		1,150	1,190
2.993% due 12/25/2036 ^~		5,182	5,230
3.029% due 02/25/2037 ^~		4,587	4,679
3.056% due 02/25/2037 ^~		8,521	8,546
3.093% due 02/25/2037 ^~		357	357
3.096% due 07/25/2037 ^~		202	205
3.114% due 12/25/2036 ^~		6,277	6,245
3.131% due 08/25/2036 ^~		835	830
3.171% due 03/25/2036 ^~		9,413	9,530
3.360% due 01/25/2036 ^~		3,195	3,328

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	4	6,808
1.000% due 12/21/2049 •		162,094	219,367
1.700% due 12/21/2049 •		23,296	31,571
2.200% due 12/21/2049 •		11,648	15,797
2.700% due 12/21/2049 •		6,656	9,020
3.200% due 12/21/2049 •		6,656	8,990

58	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
0.246% due 02/25/2037 ^•	$9,797	$8,911
0.536% due 04/25/2035 •	5,022	4,072
1.062% due 05/25/2046 ^•	3,036	2,664
1.770% due 02/25/2031 ~	1	1
2.259% due 05/25/2033 ~	96	99
3.182% due 06/25/2033 ~	887	954
4.149% due 09/25/2036 ^þ	3,098	1,271
5.500% due 11/25/2035 ^	422	433
5.500% due 06/25/2037 ^	741	754
6.000% due 04/25/2036 ^	1,412	1,406
6.268% due 07/25/2036 þ	1,240	420
6.449% due 07/25/2036 ^þ	2,119	717

Wells Fargo Alternative Loan Trust
2.573% due 07/25/2037 ^~	836	775

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	9,400	9,865
3.311% due 06/15/2052	8,800	9,594
3.472% due 11/15/2050	10,070	11,002
3.615% due 12/15/2049	11,561	12,343
4.023% due 03/15/2052	33,712	38,292
4.442% due 09/15/2061	4,000	4,632

Wells Fargo Mortgage-Backed Securities Trust
2.597% due 07/25/2034 ~	5	4
2.725% due 03/25/2036 ~	40	37
2.800% due 04/25/2036 ~	973	957

Worldwide Plaza Trust
3.526% due 11/10/2036	6,280	6,809

Total Non-Agency Mortgage-Backed Securities (Cost $7,789,937)		7,885,821

ASSET-BACKED SECURITIES 11.0%

A10 Bridge Asset Financing LLC
2.021% due 08/15/2040	14,841	14,924

Aames Mortgage Investment Trust
0.866% due 10/25/2035 •	2,962	2,967

Accredited Mortgage Loan Trust
0.956% due 01/25/2035 •	537	525
4.330% due 06/25/2033 þ	976	978

ACE Securities Corp. Home Equity Loan Trust
0.196% due 12/25/2036 •	5,642	2,058
0.206% due 10/25/2036 •	10	5
0.246% due 08/25/2036 ^•	4,863	1,523
0.286% due 12/25/2036 •	21,751	8,103
0.306% due 08/25/2036 ^•	6,249	1,998
0.746% due 11/25/2035 •	5,027	5,080
0.911% due 12/25/2045 ^•	3,938	3,480
1.016% due 02/25/2036 ^•	1,863	1,846
1.061% due 11/25/2033 •	1,466	1,465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.061% due 12/25/2034 •		$238	$239
1.061% due 07/25/2035 •		1,539	1,542
1.136% due 08/25/2045 •		1,766	1,757
1.886% due 10/25/2032 •		443	458

ACREC Ltd.
1.235% due 10/18/2036 •(c)		24,000	24,024

Adagio CLO DAC
0.720% due 10/15/2031 •	EUR	4,800	5,569

Aegis Asset-Backed Securities Trust
0.731% due 12/25/2035 •		$3,300	3,264
0.806% due 06/25/2035 •		3,766	3,687

American Money Management Corp. CLO Ltd.
0.991% due 04/17/2029 •		38,619	38,667
1.078% due 11/10/2030 •		25,800	25,799
1.113% due 04/14/2029 •		2,127	2,130

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.866% due 05/25/2034 •		1,075	1,077
0.956% due 07/25/2034 •		179	179
3.461% due 11/25/2032 ^•		2,922	2,978
4.096% due 05/25/2034 ^þ		686	707

Amortizing Residential Collateral Trust
1.121% due 07/25/2032 •		34	34

Anchorage Capital CLO Ltd.
1.176% due 07/15/2030 •		81,515	81,527
1.236% due 07/15/2032 •		7,900	7,900
1.278% due 07/22/2032 •		18,800	18,800
1.534% due 10/20/2031 •		25,750	25,770

Apidos CLO
1.064% due 07/17/2030 •		55,500	55,504
1.090% due 07/18/2029 •		31,000	31,008

Apres Static CLO Ltd.
1.196% due 10/15/2028 •		22,839	22,868

Arch Street CLO Ltd.
1.134% due 10/20/2028 •		38,343	38,353

Ares European CLO
0.660% due 10/15/2030 •	EUR	22,300	25,866

Ares European CLO DAC
0.780% due 10/15/2031 •		28,550	33,120
0.850% due 04/20/2032 •(c)		17,100	19,808

ARES L CLO Ltd.
1.176% due 01/15/2032 •		$26,900	26,883

ARES LII CLO Ltd.
1.188% due 04/22/2031 •		31,900	31,994

Argent Securities Trust
0.196% due 09/25/2036 •		4,243	1,831
0.236% due 09/25/2036 •		21,907	9,520
0.386% due 06/25/2036 •		19,029	7,382
0.466% due 03/25/2036 •		6,056	4,126
0.626% due 05/25/2036 •		24,248	9,049

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	59

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.726% due 01/25/2036 •		$10,270	$10,057
1.211% due 11/25/2034 •		3,522	3,546

Armada Euro CLO DAC
0.720% due 07/15/2031 •	EUR	29,700	34,321

Asset-Backed Funding Certificates Trust
0.946% due 12/25/2030 •		$605	594
1.136% due 03/25/2034 ^•		1,590	1,579
1.181% due 05/25/2032 •		286	287

Asset-Backed Securities Corp. Home Equity Loan Trust
0.166% due 05/25/2037 •		178	144
0.761% due 11/25/2035 •		1,593	1,594
0.846% due 10/25/2034 •		1	1
1.434% due 04/15/2033 •		1,134	1,131
3.084% due 08/15/2033 •		193	197
3.309% due 08/15/2032 •		5,093	5,127

Assurant CLO Ltd.
1.174% due 10/20/2031 •		36,000	36,002
1.384% due 10/20/2029 •		5,482	5,482

Atlas Senior Loan Fund Ltd.
1.276% due 01/16/2030 •		21,350	21,360

Babson Euro CLO DAC
1.050% due 07/27/2030	EUR	704	816

Bain Capital Euro DAC
0.740% due 01/20/2032 •		20,000	23,207

Bear Stearns Asset-Backed Securities Trust
0.256% due 12/25/2036 ^•		$2,936	3,439
0.286% due 12/25/2036 •		2,812	2,812
0.326% due 06/25/2047 •		4,598	4,570
0.426% due 05/25/2036 ^•		579	578
0.486% due 11/25/2034 ^•		995	918
0.686% due 02/25/2036 •		5,754	5,750
0.726% due 12/25/2034 •		2	2
0.746% due 10/25/2032 •		587	586
0.886% due 10/27/2032 •		589	584
0.986% due 12/25/2042 •		35	35
1.061% due 08/25/2035 •		412	412
1.086% due 10/25/2037 •		56	56
1.086% due 11/25/2042 •		98	98
1.136% due 08/25/2037 •		4,940	4,777
1.211% due 02/25/2035 •		2,476	2,480
2.036% due 06/25/2035 •		7,306	7,355
2.693% due 07/25/2036 ~		43	43
2.741% due 10/25/2036 ~		703	466
2.901% due 06/25/2043 ~		310	330
5.500% due 01/25/2034 þ		20	20

Benefit Street Partners CLO Ltd.
1.164% due 01/17/2032 •		12,750	12,756

Birch Grove CLO Ltd.
1.246% due 06/15/2031 •		50,600	50,663

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Black Diamond CLO DAC
0.980% due 05/15/2032 •(c)	EUR	8,400	$9,730

Black Diamond CLO Ltd.
0.860% due 01/20/2032 •		1,500	1,739

Blackrock European CLO DAC
0.620% due 10/15/2031 •		20,700	23,916

BlueMountain Fuji EUR CLO DAC
0.720% due 01/15/2031 •		18,500	21,389
0.910% due 01/15/2033 •		10,150	11,765
1.050% due 01/15/2031		500	578

BNPP AM Euro CLO
0.600% due 04/15/2031 •		3,100	3,589

Bosphorus CLO DAC
0.820% due 12/15/2030 •		1,000	1,160

Brightspire Capital Ltd.
1.237% due 08/19/2038 •		$9,600	9,598

Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	12,900	14,904
0.780% due 10/15/2031 •		26,200	30,393

Carlyle Euro CLO DAC
0.630% due 08/15/2030 •		1,200	1,391
0.700% due 01/15/2031 •		32,400	37,572

Carlyle Global Market Strategies CLO Ltd.
1.075% due 08/14/2030 •		$92,033	91,920
1.132% due 07/28/2028 •		1,389	1,391
1.218% due 04/22/2032 •		1,700	1,701

Carlyle Global Market Strategies Euro CLO Ltd.
0.750% due 11/15/2031 •	EUR	25,400	29,481

CARLYLE U.S. CLO Ltd.
1.134% due 04/20/2031 •		$30,000	30,002

Carrington Mortgage Loan Trust
0.246% due 10/25/2036 •		3,863	3,588
0.336% due 10/25/2036 •		4,526	4,245
0.346% due 02/25/2037 •		48,370	47,651
1.254% due 10/20/2029 •		47,150	47,209

Catamaran CLO Ltd.
1.224% due 01/18/2029 •		28,461	28,497
1.482% due 04/22/2030 •		18,903	18,925

Cathedral Lake CLO Ltd.
0.976% due 07/16/2029 •		61,475	61,497

CDC Mortgage Capital Trust
0.881% due 07/25/2034 •		803	820

Chase Funding Trust
0.646% due 02/25/2033 •		41	40
0.726% due 08/25/2032 •		444	433
0.746% due 11/25/2032 •		8	8

Chesapeake Funding LLC
0.454% due 08/15/2030 •		5,457	5,459
3.230% due 08/15/2030		852	855

CIFC Funding Ltd.
1.075% due 10/24/2030 •		75,950	75,988

60	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Group Home Equity Loan Trust
1.136% due 09/25/2030 •		$905	$906

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		7,609	7,681

Citigroup Mortgage Loan Trust
0.226% due 12/25/2036 •		169	169
0.246% due 12/25/2036 •		9,744	6,595
0.256% due 07/25/2045 •		8,450	7,338
0.276% due 05/25/2037 •		10,406	8,496
0.346% due 07/25/2045 •		3,934	3,453
0.356% due 05/25/2037 •		14,168	14,054
0.476% due 01/25/2037 •		2,262	2,270
0.536% due 11/25/2045 •		816	816
0.586% due 08/25/2036 •		15,906	15,753
4.400% due 10/25/2037 þ		2,165	2,248
5.764% due 01/25/2037 ^þ		930	557
6.851% due 05/25/2036 ^þ		2,357	1,175

Citigroup Mortgage Loan Trust, Inc.
0.821% due 09/25/2035 ^•		6,384	6,401

CLNC Ltd.
1.414% due 08/20/2035 •		44,100	44,143

Commonbond Student Loan Trust
2.550% due 05/25/2041		3,374	3,436

Conseco Finance Corp.
6.870% due 04/01/2030 ~		12	12

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ		196	208

Cork Street CLO Designated Activity Co.
0.760% due 11/27/2028 •	EUR	7,362	8,537

Countrywide Asset-Backed Certificates
0.226% due 07/25/2037 ^•		$2,739	2,699
0.226% due 08/25/2037 ^•		12,826	12,155
0.226% due 08/25/2037 •		416	413
0.236% due 01/25/2037 •		2,708	2,693
0.236% due 05/25/2037 •		1,214	1,215
0.246% due 12/25/2035 ^•		328	328
0.266% due 06/25/2047 •		58	58
0.266% due 11/25/2047 ^•		1,958	1,917
0.306% due 09/25/2037 ^•		1,877	1,934
0.306% due 09/25/2047 ^•		20,120	19,590
0.316% due 10/25/2047 •		3,819	3,794
0.486% due 08/25/2034 •		473	465
0.536% due 03/25/2036 •		2,600	2,583
0.666% due 08/25/2036 •		2,076	2,075
0.686% due 07/25/2036 •		175	175
0.746% due 04/25/2036 •		1,711	1,713
0.766% due 12/25/2036 ^•		389	332
0.821% due 02/25/2036 •		1,122	1,123
0.826% due 05/25/2032 •		12	12
4.453% due 10/25/2046 ^~		411	425
4.635% due 10/25/2032 ^~		3,152	3,098

Countrywide Asset-Backed Certificates Trust
0.226% due 02/25/2037 •		8,355	8,112

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.226% due 03/25/2037 •		$3,529	$3,431
0.246% due 03/25/2037 •		944	943
0.246% due 09/25/2046 •		854	847
0.276% due 06/25/2047 •		707	706
0.546% due 05/25/2036 •		17,611	17,574
0.881% due 02/25/2036 •		2,146	2,148
1.046% due 02/25/2036 •		9,944	9,968
1.436% due 04/25/2035 •		2,943	2,951
4.383% due 12/25/2034 ~		739	747
4.693% due 10/25/2035 ~		4	4
4.740% due 10/25/2035 ~		3	3
5.583% due 08/25/2035 ~		17,821	18,470
5.859% due 10/25/2046 ^~		1,790	1,834

Countrywide Asset-Backed Certificates Trust, Inc.
0.586% due 10/25/2034 •		1,780	1,743
0.826% due 12/25/2034 •		1,658	1,639
0.886% due 08/25/2047 •		8,060	8,051
0.986% due 11/25/2034 •		197	194

Credit Suisse First Boston Mortgage Securities Corp.
0.826% due 08/25/2032 •		1,582	1,568
1.736% due 05/25/2043 •		226	226

Credit Suisse Mortgage Capital Trust
1.000% due 02/25/2056		98	98
3.122% due 02/25/2056 ~		467,616	459,872

Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		283	228
1.186% due 04/25/2032 •		12	12
6.780% due 05/25/2035 þ		985	998

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.400% due 03/25/2037 ^þ		5,014	2,652

Credit-Based Asset Servicing & Securitization Trust
0.146% due 11/25/2036 •		94	56
0.236% due 11/25/2036 •		9,083	5,461
0.336% due 04/25/2037 •		808	623

Crestline Denali CLO Ltd.
1.164% due 04/20/2030 •		45,600	45,606
1.226% due 10/23/2031 •		42,440	42,440

Crown City CLO
1.514% due 01/20/2032 •		2,700	2,707

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,452	481
6.220% due 09/25/2036 ^þ		1,940	915
6.672% due 06/25/2036 ^þ		1,649	603

CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	5,035	5,837
0.650% due 10/15/2031 •		44,525	51,578
0.780% due 08/15/2032 •		2,700	3,132

Delta Funding Home Equity Loan Trust
0.904% due 09/15/2029 •		$133	132

Driver Australia Trust
0.940% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	2,377	1,720

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	61

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden Euro CLO BV
0.660% due 04/15/2033 •	EUR	37,675	$43,446

Dryden Euro CLO DAC
0.860% due 05/15/2034 •		24,200	27,956

Dryden Senior Loan Fund
1.026% due 10/15/2027 •		$16,323	16,323
1.106% due 04/15/2028 •		12,500	12,502

EMC Mortgage Loan Trust
0.826% due 05/25/2040 •		17	17

Enterprise Fleet Financing LLC
3.380% due 05/20/2024		1,446	1,454

EquiFirst Mortgage Loan Trust
0.836% due 01/25/2034 •		14	14

Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •	EUR	26,575	30,643

Evergreen Credit Card Trust
1.900% due 09/16/2024		$28,300	28,758

Fieldstone Mortgage Investment Trust
0.404% due 11/25/2036 •		9,208	6,712
0.466% due 05/25/2036 •		7,871	6,481

Finance America Mortgage Loan Trust
0.986% due 08/25/2034 •		296	294

First Franklin Mortgage Loan Trust
0.396% due 10/25/2036 •		6,000	5,300
0.406% due 04/25/2036 •		2,660	2,617
0.566% due 08/25/2036 •		3,260	3,218
0.566% due 10/25/2036 •		4,256	3,502
0.761% due 11/25/2036 •		1,780	1,782
0.821% due 07/25/2035 •		457	457
1.286% due 01/25/2035 •		2,690	2,706
1.511% due 10/25/2034 •		1,022	1,032

First NLC Trust
0.226% due 08/25/2037 •		2,826	1,872
0.366% due 08/25/2037 •		2,932	1,982
0.546% due 05/25/2035 •		1,263	1,222

Ford Credit Floorplan Master Owner Trust
2.840% due 03/15/2024		53,200	53,828

Fremont Home Loan Trust
0.146% due 01/25/2037 •		30	17
0.186% due 08/25/2036 •		386	169
0.216% due 11/25/2036 •		40,697	19,896
0.236% due 01/25/2037 •		13,453	7,782
0.246% due 08/25/2036 •		7,907	3,498
0.426% due 02/25/2037 •		47,429	24,098
0.566% due 02/25/2037 •		18,011	9,295
0.586% due 05/25/2036 •		11,578	8,893
0.626% due 04/25/2036 •		3,100	2,928
0.746% due 01/25/2036 •		13,011	12,859
0.821% due 07/25/2035 •		648	647
1.016% due 07/25/2034 •		112	113
1.151% due 06/25/2035 •		6,400	6,423

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Galaxy CLO Ltd.
1.096% due 10/15/2030 •		$42,700	$42,755

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	98,268	71,892

GE-WMC Mortgage Securities Trust
0.166% due 08/25/2036 •		$6	3

GLS Auto Receivables Issuer Trust
1.580% due 08/15/2024		3,959	3,976

GMAC Mortgage Corp. Home Equity Loan Trust
7.000% due 09/25/2037 ~		20	19

GoldenTree Loan Management EUR CLO DAC
0.900% due 01/20/2032 •	EUR	2,000	2,304

GoldenTree Loan Management U.S. CLO Ltd.
1.474% due 01/20/2033 •		$53,650	53,742

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		10,472	10,462

Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~		13	13

GSAA Home Equity Trust
0.226% due 03/25/2036 •		46	21
0.286% due 03/25/2037 •		567	225
0.326% due 04/25/2047 •		2,151	2,093
0.326% due 05/25/2047 •		3,573	2,669
0.426% due 09/25/2036 •		9,235	2,947
0.446% due 05/25/2036 •		14,346	4,867
0.446% due 07/25/2037 •		946	941
0.686% due 03/25/2037 •		2,115	1,160
0.686% due 05/25/2047 •		205	160
0.986% due 08/25/2037 •		1,710	1,717
3.059% due 03/25/2036 ~		4,962	2,700

GSAMP Trust
0.176% due 01/25/2037 •		3,147	2,311
0.206% due 12/25/2036 •		6,192	3,855
0.266% due 11/25/2035 •		373	57
0.326% due 08/25/2036 •		1,839	1,688
0.406% due 05/25/2046 •		317	317
0.566% due 06/25/2036 •		4,298	3,114
0.626% due 04/25/2036 •		3,900	3,143
1.136% due 06/25/2034 •		453	451
1.406% due 12/25/2034 ^•		1,179	1,051
1.736% due 10/25/2034 •		144	147
1.961% due 03/25/2034 ^•		2,586	2,285

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	27,800	31,970
0.650% due 06/26/2030 •		21,900	25,325
0.760% due 07/15/2031 •		29,100	33,666
0.960% due 10/20/2031 •		35,000	40,481
1.040% due 07/15/2031		3,300	3,820

Home Equity Asset Trust
0.686% due 11/25/2032 •		$154	148
1.181% due 05/25/2035 •		1,958	1,960

62	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Loan Trust
0.316% due 04/25/2037 •		$6,830	$6,651

Home Equity Mortgage Loan Asset-Backed Trust
0.206% due 04/25/2037 •		1,142	939
0.296% due 04/25/2037 •		3,671	3,055

HSI Asset Loan Obligation Trust
0.146% due 12/25/2036 •		101	38

HSI Asset Securitization Corp. Trust
0.186% due 10/25/2036 •		155	80
0.304% due 12/25/2036 •		531	205
0.424% due 12/25/2036 •		4,835	1,869
0.866% due 11/25/2035 •		3,476	3,470

ICG U.S. CLO Ltd.
1.538% due 10/22/2031 •		40,700	40,740

IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~		10	10
7.310% due 11/20/2028		8	8
7.520% due 08/20/2028		7	8

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.946% due 10/25/2033 •		341	339

IXIS Real Estate Capital Trust
0.716% due 02/25/2036 •		694	705

Jamestown CLO Ltd.
1.354% due 01/17/2027 •		218	218
1.466% due 04/15/2033 •		12,400	12,416

JP Morgan Mortgage Acquisition Corp.
0.701% due 10/25/2035 ^•		4,118	4,109

JP Morgan Mortgage Acquisition Trust
0.196% due 08/25/2036 •		25	20
0.246% due 08/25/2036 •		216	127
0.276% due 03/25/2047 •		13,126	13,076
0.326% due 08/25/2036 •		2,298	2,284
0.346% due 07/25/2036 •		4,507	4,481
0.346% due 03/25/2037 •		3,874	3,852
0.406% due 07/25/2036 ^•		5,869	2,179
0.626% due 04/25/2036 •		1,535	1,534
6.337% due 08/25/2036 ^þ		1,777	1,286

Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	10,400	12,020
0.610% due 04/15/2030 •		2,150	2,486
0.650% due 04/15/2031 •		31,950	36,937

KKR CLO Ltd.
1.076% due 07/15/2030 •		$64,777	64,786
1.404% due 07/18/2030 •		2,400	2,402

LA Arena Funding LLC
7.656% due 12/15/2026		17	17

Laurelin DAC
0.720% due 10/20/2031 •	EUR	33,200	38,273

LCCM Trust
1.284% due 12/13/2038 •		$20,200	20,232

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM LP
1.134% due 07/20/2030 •		$33,200	$33,208
1.174% due 10/20/2027 •		7,982	7,989
1.214% due 04/20/2031 •		18,750	18,755

Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		477,476	1,760
0.000% due 07/25/2057 (h)		409	408
0.000% due 07/25/2057 ~		130,369	133,915
0.000% due 01/25/2058 ~		78	78
3.072% due 12/25/2056 ~		477,476	467,217
4.000% due 02/25/2058 ~		42,894	44,258
4.060% due 02/25/2058 «~		15,577	15,840
4.183% due 01/25/2058 ~		34,209	35,146
4.250% due 02/25/2058 ~		15,577	16,719
4.420% due 12/26/2057 ~		384,204	401,044
4.500% due 02/25/2058 ~		15,577	16,739

Lehman ABS Mortgage Loan Trust
0.176% due 06/25/2037 •		5,929	4,898
0.286% due 06/25/2037 •		3,201	2,678

LMREC LLC
1.135% due 04/22/2037 •		27,200	27,202

LoanCore Issuer Ltd.
1.214% due 05/15/2028 •		7,295	7,296

Long Beach Mortgage Loan Trust
0.246% due 12/25/2036 •		23,033	18,092
0.446% due 03/25/2046 •		2,233	2,007
0.606% due 08/25/2045 •		6,096	6,070
0.646% due 10/25/2034 •		11	11
0.846% due 08/25/2045 •		539	539
1.136% due 06/25/2035 •		8,719	8,761
1.361% due 02/25/2035 •		4,500	4,519

Lument Finance Trust, Inc.
1.254% due 06/15/2039 •		86,800	86,908

Mackay Shields EURO CLO DAC
0.930% due 10/20/2032 •	EUR	4,200	4,870

Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		19,300	22,387

Marble Point CLO Ltd.
1.166% due 10/15/2030 •		$51,300	51,300

Massachusetts Educational Financing Authority
1.075% due 04/25/2038 •		958	963

MASTR Asset-Backed Securities Trust
0.136% due 01/25/2037 •		92	35
0.326% due 10/25/2036 •		5,034	4,810
0.386% due 08/25/2036 •		4,769	2,501
0.566% due 03/25/2036 •		6,663	5,371
0.836% due 10/25/2035 ^•		8,461	8,554
1.016% due 06/25/2035 •		8,620	8,637
5.971% due 11/25/2035 þ		223	205
6.219% due 02/25/2036 þ		357	350

Merrill Lynch First Franklin Mortgage Loan Trust
0.256% due 04/25/2037 •		2,612	1,464

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	63

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
0.206% due 11/25/2037 •	$1,708	$806
0.306% due 08/25/2037 •	8,709	5,693
0.326% due 02/25/2037 •	963	413
0.346% due 03/25/2037 •	38,013	35,867
0.386% due 08/25/2037 •	36,472	24,038
0.386% due 11/25/2037 •	12,167	5,898
0.406% due 03/25/2037 •	10,193	9,659
0.536% due 02/25/2047 •	17,946	12,989
0.566% due 08/25/2037 •	1,824	1,224
0.606% due 04/25/2037 •	2,834	1,983

MESA Trust
0.886% due 12/25/2031 •	194	194

MF1 Ltd.
1.175% due 10/18/2036 •	53,000	53,032
1.185% due 07/16/2036 •	5,500	5,509
1.864% due 11/15/2035 •	56,900	57,301

Mid-State Capital Corp. Trust
6.005% due 08/15/2037	108	114

MidOcean Credit CLO
1.181% due 02/20/2031 •	46,700	46,690
1.229% due 01/29/2030 •	53,094	53,069

MKS CLO Ltd.
1.134% due 07/20/2030 •	14,000	14,002

Morgan Stanley ABS Capital, Inc. Trust
0.146% due 12/25/2036 •	2,619	1,742
0.146% due 05/25/2037 •	1,085	996
0.176% due 01/25/2037 •	5,723	3,520
0.186% due 07/25/2036 •	145	74
0.186% due 11/25/2036 •	1,491	1,099
0.196% due 03/25/2037 •	6,775	3,896
0.226% due 11/25/2036 •	14,808	9,252
0.226% due 05/25/2037 •	4,547	4,013
0.236% due 09/25/2036 •	16,598	7,993
0.236% due 10/25/2036 •	13,399	8,746
0.236% due 11/25/2036 •	16,495	12,216
0.236% due 12/25/2036 •	2,112	1,417
0.246% due 09/25/2036 •	3,915	2,272
0.266% due 03/25/2037 •	26,104	15,140
0.286% due 02/25/2037 •	2,212	1,343
0.316% due 10/25/2036 •	1,603	1,056
0.316% due 11/25/2036 •	14,845	11,086
0.336% due 08/25/2036 •	15,877	10,261
0.336% due 12/25/2036 •	9,160	6,211
0.336% due 05/25/2037 •	1,944	1,809
0.346% due 02/25/2037 •	937	573
0.386% due 06/25/2036 •	6,992	4,660
0.426% due 03/25/2037 •	3,367	1,991
0.446% due 02/25/2037 •	4,094	1,865
0.731% due 09/25/2035 •	725	726
0.821% due 07/25/2035 •	6,100	6,095
1.016% due 11/25/2034 •	5,623	5,629
1.086% due 03/25/2033 •	666	664
1.106% due 08/25/2034 •	124	124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Dean Witter Capital, Inc. Trust
1.361% due 09/25/2032 •	$823	$825
1.436% due 02/25/2033 •	568	570

Morgan Stanley Home Equity Loan Trust
0.186% due 12/25/2036 •	15,681	9,844
0.406% due 04/25/2036 •	5,299	4,373

Morgan Stanley IXIS Real Estate Capital Trust
0.136% due 11/25/2036 •	6	2
0.386% due 07/25/2036 •	9,060	4,906
0.546% due 07/25/2036 •	27,784	15,328

Morgan Stanley Mortgage Loan Trust
0.246% due 11/25/2036 •	3,569	1,384
0.326% due 04/25/2037 •	5,365	2,181
0.546% due 02/25/2037 •	498	185
0.806% due 04/25/2037 •	2,599	1,105
1.405% due 11/25/2036 ^•	1,796	905
5.577% due 10/25/2046 ^þ	2,595	971
5.750% due 04/25/2037 ^~	668	432
6.000% due 02/25/2037 ^~	458	354
6.226% due 10/25/2036 ^þ	1,166	499

Mountain View CLO Ltd.
0.926% due 10/15/2026 •	179	179
1.246% due 04/15/2029 •	8,736	8,747

MP CLO Ltd.
1.024% due 10/18/2028 •	63,361	63,439

Nassau Ltd.
2.284% due 07/20/2029 •	16,800	16,816

Navient Private Education Loan Trust
3.610% due 12/15/2059	7,445	7,755

Nelnet Student Loan Trust
0.686% due 03/25/2030 •	3,914	3,939

New Century Home Equity Loan Trust
0.761% due 03/25/2035 •	3,388	3,392
0.806% due 10/25/2035 •	2,000	1,992
0.971% due 05/25/2034 •	896	894
3.086% due 01/25/2033 ^•	1,987	1,882

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.416% due 10/25/2036 ^•	21,877	6,058
0.486% due 02/25/2037 ^•	1,995	740
0.821% due 05/25/2035 •	598	599
6.032% due 10/25/2036 ^þ	2,829	1,027

NovaStar Mortgage Funding Trust
0.186% due 01/25/2037 •	3,980	1,788
0.236% due 03/25/2037 •	4,217	2,105
0.256% due 11/25/2036 •	9,490	4,154
0.266% due 03/25/2037 •	3,491	1,751
0.296% due 01/25/2037 •	17,903	8,223
0.386% due 06/25/2036 •	2,004	1,683
0.386% due 09/25/2036 •	15,395	9,011
0.586% due 10/25/2036 •	4,831	4,067
0.796% due 12/25/2033 •	334	331
0.911% due 06/25/2034 •	39	38
1.961% due 03/25/2035 •	9,200	9,256

64	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OAK Hill European Credit Partners DAC
0.740% due 10/20/2031 •	EUR	58,100	$67,119

Oak Hill European Credit Partners Designated Activity Co.
0.730% due 01/20/2032 •		3,624	4,201

Oaktree CLO Ltd.
1.248% due 04/22/2030 •		$22,381	22,382

Ocean Trails CLO
0.926% due 07/15/2028 •		17,715	17,705

OCP CLO Ltd.
1.254% due 07/20/2029 •		7,350	7,359

OCP Euro CLO DAC
0.880% due 09/22/2034 •	EUR	34,700	40,002

OneMain Direct Auto Receivables Trust
3.430% due 12/16/2024		$9,063	9,083

Option One Mortgage Loan Trust
0.186% due 01/25/2037 •		10,426	7,453
0.226% due 01/25/2037 •		23,469	16,886
0.256% due 05/25/2037 •		3,917	2,651
0.266% due 04/25/2037 •		7,042	4,508
0.306% due 01/25/2037 •		8,825	6,432
0.306% due 04/25/2037 •		20,325	16,477
0.326% due 04/25/2037 •		3,032	2,140
0.336% due 03/25/2037 •		1,351	875
0.336% due 07/25/2037 •		2,961	2,608
0.416% due 04/25/2037 •		2,260	1,452
0.626% due 01/25/2036 •		6,600	6,530

Option One Mortgage Loan Trust Asset-Backed Certificates
0.776% due 11/25/2035 •		20,188	20,113
0.941% due 10/25/2032 •		2,028	2,052

Ownit Mortgage Loan Trust
0.986% due 10/25/2036 ^•		2,451	2,558

OZLM Ltd.
1.155% due 05/16/2030 •		12,550	12,563
1.228% due 10/20/2031 •(c)		7,909	7,909
1.274% due 07/20/2032 •		38,000	38,038

Palmer Square CLO Ltd.
0.975% due 08/15/2026 •		4,917	4,921

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	37,100	42,983
0.870% due 02/15/2030 •		17,803	20,649

Palmer Square Loan Funding Ltd.
0.925% due 10/15/2029 •(c)		$39,950	39,950
0.931% due 02/20/2028 •		8,219	8,222
0.971% due 07/20/2029 •		125,000	124,738
1.104% due 04/20/2027 •		2,920	2,922

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.886% due 12/25/2034 •		13,859	14,007

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

People’s Choice Home Loan Securities Trust
1.031% due 05/25/2035 ^•	$6,453	$6,300
1.436% due 01/25/2035 •	2,964	2,969

People’s Financial Realty Mortgage Securities Trust
0.226% due 09/25/2036 •	19,469	7,261

Popular ABS Mortgage Pass-Through Trust
0.296% due 01/25/2037 •	4,639	4,588
1.031% due 06/25/2035 •	2,678	2,677

RAAC Trust
0.436% due 11/25/2046 •	8,438	8,253
0.596% due 02/25/2036 •	1,031	1,028
0.626% due 05/25/2036 •	705	702
0.686% due 06/25/2044 •	1,369	1,263

Renaissance Home Equity Loan Trust
0.786% due 08/25/2032 •	104	103
0.806% due 11/25/2034 •	273	265
0.966% due 08/25/2033 •	48	48
5.893% due 06/25/2037 ^þ	8,030	3,421
5.906% due 06/25/2037 þ	8,997	3,842

Residential Asset Mortgage Products Trust
0.666% due 02/25/2036 •	1,557	1,555
0.686% due 03/25/2036 •	11,863	11,790
0.726% due 01/25/2036 •	3,668	3,591
2.636% due 12/25/2034 •	1,025	1,033

Residential Asset Securities Corp. Trust
0.326% due 10/25/2036 •	1,706	1,683
0.346% due 11/25/2036 •	6,499	6,103
0.356% due 05/25/2037 •	75	75
0.386% due 08/25/2036 •	160	159
0.426% due 11/25/2036 •	2,414	2,322
0.521% due 06/25/2036 •	15,863	15,471
0.646% due 04/25/2036 •	2,558	2,542
0.666% due 06/25/2033 •	1,012	968
0.701% due 01/25/2036 •	63	63
0.701% due 03/25/2036 •	1,200	1,182
0.971% due 09/25/2035 •	1,666	1,668
1.181% due 03/25/2035 •	2,803	2,795

Residential Mortgage Loan Trust
1.586% due 09/25/2029 •	2	2

Romark CLO Ltd.
1.168% due 10/23/2030 •	42,300	42,311

SACO Trust
0.506% due 03/25/2036 ^•	1	1

Santander Drive Auto Receivables Trust
0.670% due 04/15/2024	6,635	6,639

Saranac Clo Ltd.
1.259% due 08/13/2031 •	27,900	27,900

Saxon Asset Securities Trust
0.256% due 10/25/2046 •	13,594	13,440

SBA Tower Trust
3.869% due 10/15/2049 þ	15,746	16,470

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	65

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
0.146% due 12/25/2036 ^•		$244	$81
0.216% due 05/25/2037 ^•		582	510
0.406% due 07/25/2036 •		2,459	1,188
0.566% due 07/25/2036 •		3,161	1,555
0.586% due 03/25/2036 •		10,392	8,468
0.586% due 05/25/2036 •		11,385	7,886
1.046% due 01/25/2036 ^•		2,217	2,036

Segovia European CLO
0.880% due 07/20/2032 •	EUR	27,200	31,419

SG Mortgage Securities Trust
0.236% due 10/25/2036 •		$17,891	17,362

SLC Student Loan Trust
0.226% due 03/15/2027 •		3,500	3,495
1.016% due 06/15/2049		2,864	2,838

SLM Student Loan Trust
0.245% due 01/25/2027 •		24,327	24,278
0.275% due 10/25/2029 •		7,619	7,592
0.455% due 01/25/2022 •		5,573	5,481
0.586% due 12/15/2027 •		10,221	10,224
0.666% due 12/15/2025 •		10,147	10,148
1.025% due 07/25/2023 •		443	442
1.825% due 07/25/2023 •		715	723

SoFi Alternative Trust
4.760% due 05/16/2050 ~		120,014	127,654

SoFi Professional Loan Program LLC
1.386% due 02/25/2040 •		1,750	1,762
3.020% due 02/25/2040		2,755	2,838

Sound Point CLO Ltd.
1.038% due 01/23/2029 •		74,025	74,051
1.105% due 07/25/2030 •		61,200	61,232
1.184% due 10/20/2028 •		54,102	54,169
1.295% due 07/20/2032 •		27,200	27,201

Soundview Home Loan Trust
0.196% due 01/25/2037 •		3,260	2,836
0.246% due 01/25/2037 •		3,112	2,724
0.266% due 02/25/2037 •		8,670	3,202
0.266% due 08/25/2037 •		1,611	1,585
0.346% due 02/25/2037 •		11,187	4,224
0.406% due 11/25/2036 •		327	328
0.646% due 05/25/2036 •		3,991	3,982
0.911% due 06/25/2035 •		99	110

South Carolina Student Loan Corp.
1.120% due 09/03/2024 •		135	136

SP-Static CLO Ltd.
1.538% due 07/22/2028 •		7,285	7,294

Specialty Underwriting & Residential Finance Trust
0.186% due 11/25/2037 •		452	322
0.436% due 03/25/2037 •		2,288	1,707
0.686% due 12/25/2036 •		2,738	2,707
0.836% due 06/25/2036 •		23	23
0.986% due 06/25/2036 •		18,300	18,271

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.061% due 12/25/2035 •		$1,497	$1,498
3.425% due 02/25/2037 ^þ		6,131	3,185
3.425% due 02/25/2037 þ		28,722	14,928

St Paul’s CLO DAC
0.850% due 04/25/2030 •	EUR	2,183	2,533

Steele Creek CLO Ltd.
1.031% due 05/21/2029 •		$33,508	33,518

Structured Asset Investment Loan Trust
0.236% due 06/25/2036 •		858	848
0.236% due 09/25/2036 •		8,470	8,366
0.686% due 01/25/2036 •		3,526	3,523
0.786% due 04/25/2033 •		419	417
0.986% due 05/25/2035 •		9,400	9,451
1.016% due 09/25/2034 •		280	281
1.016% due 01/25/2035 •		24,704	24,750
1.086% due 09/25/2034 •		188	189
1.211% due 01/25/2035 •		3,957	3,849
1.286% due 12/25/2034 •		3,362	3,384
1.466% due 04/25/2033 •		129	129
1.661% due 01/25/2035 •		4,313	3,628
1.811% due 01/25/2035 ^•		3,091	897

Structured Asset Securities Corp. Mortgage Loan Trust
0.266% due 01/25/2037 •		2,689	1,683
0.336% due 09/25/2036 •		1,855	1,850
0.356% due 04/25/2036 •		9,932	9,769
0.536% due 06/25/2035 •		610	611
0.536% due 05/25/2037 •		2,750	2,737
1.086% due 08/25/2037 •		5,947	6,016
2.636% due 12/25/2034 •		838	869

STWD Ltd.
1.284% due 04/18/2038 •		92,900	93,094

Sunrun Demeter Issuer
2.270% due 01/30/2057		42,700	42,817

THL Credit Wind River Clo Ltd.
1.164% due 04/15/2031 •		28,800	28,800

TICP CLO Ltd.
0.974% due 04/20/2028 •		18,906	18,924

Tikehau CLO BV
0.870% due 08/04/2034 •	EUR	22,400	25,837

Toro European CLO DAC
0.920% due 01/12/2032 •		11,100	12,874

TPG Real Estate Finance Ltd.
1.284% due 03/15/2038 •		$40,400	40,436
1.314% due 10/15/2034 •		61,100	61,140

Triaxx Prime CDO Ltd.
0.343% due 10/02/2039 •		16,257	1,122

Utah State Board of Regents
0.836% due 01/25/2057 •		41,507	41,389

Venture CLO Ltd.
1.006% due 07/15/2027 •		1,703	1,703
1.034% due 10/20/2028 •		24,613	24,619

66	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.110% due 07/20/2030 •		$28,250	$28,251
1.115% due 09/07/2030 •		49,545	49,507
1.184% due 07/20/2030 •		9,250	9,245
1.186% due 07/15/2031 •		5,500	5,500
1.234% due 01/20/2029 •		41,300	41,333
1.264% due 04/20/2032 •		20,400	20,370

Vibrant CLO Ltd.
1.072% due 06/20/2029 •		58,900	58,915
1.174% due 09/15/2030 •		58,300	58,400
1.198% due 07/20/2032 •		27,525	27,525

Vibrant Clo Ltd.
1.240% due 07/20/2032 •		9,000	9,004

Voya CLO Ltd.
1.034% due 07/20/2029 •		74,806	74,788
1.084% due 04/17/2030 •		28,900	28,902
1.091% due 10/15/2030 •		23,950	23,951

WaMu Asset-Backed Certificates WaMu Trust
0.336% due 04/25/2037 •		10,887	5,420

Washington Mutual Asset-Backed Certificates Trust
0.146% due 10/25/2036 •		1,557	824

Wellfleet CLO Ltd.
1.024% due 04/20/2029 •		39,391	39,373

WhiteHorse Ltd.
1.064% due 04/17/2027 •		67	67

Z Capital Credit Partners CLO Ltd.
1.076% due 07/16/2027 •		3,203	3,207

Total Asset-Backed Securities (Cost $7,654,929)			7,823,864

SOVEREIGN ISSUES 6.4%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2022 (h)	BRL	2,079,800	375,421
0.000% due 04/01/2022 (h)		325,797	57,574
0.000% due 07/01/2022 (h)		5,647,726	975,612
0.000% due 10/01/2022 (h)		8,183,897	1,379,141

Chile Government International Bond
1.625% due 01/30/2025	EUR	11,600	14,170
2.450% due 01/31/2031		$43,900	43,568
2.550% due 01/27/2032		7,700	7,649
3.100% due 01/22/2061		19,000	17,175
3.500% due 01/25/2050		10,200	10,217

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		36,700	39,895
3.875% due 04/16/2050		34,300	39,276

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hong Kong Government International Bond
2.500% due 05/28/2024		$1,000	$1,052

Indonesia Government International Bond
4.200% due 10/15/2050		36,600	40,629

Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	534,900	165,923
0.750% due 07/31/2022		26,500	8,270
2.750% due 07/03/2030		$28,900	30,765
3.250% due 01/17/2028		18,000	19,778
3.800% due 05/13/2060		12,800	14,232
3.875% due 07/03/2050		56,000	63,942
4.125% due 01/17/2048		4,000	4,820
5.500% due 01/31/2022	ILS	484,400	153,013

Ivory Coast Government International Bond
5.875% due 10/17/2031	EUR	20,800	25,208

Japan Finance Organization for Municipalities
2.625% due 04/20/2022		$46,600	47,198
3.375% due 09/27/2023		55,800	58,900

Korea Housing Finance Corp.
0.750% due 10/30/2023	EUR	32,600	38,572

Korea Hydro & Nuclear Power Co. Ltd.
3.750% due 07/25/2023		$25,100	26,559

Kuwait International Government Bond
2.750% due 03/20/2022		10,300	10,411

Mexico Government International Bond
1.350% due 09/18/2027	EUR	4,500	5,377
4.750% due 04/27/2032		$7,500	8,454
5.000% due 04/27/2051		26,100	28,714

New South Wales Treasury Corp.
2.750% due 11/20/2025 (i)	AUD	1,360	1,139
6.000% due 03/01/2022		165	122

Paraguay Government International Bond
4.950% due 04/28/2031		$6,500	7,356

Peru Government International Bond
2.392% due 01/23/2026		8,600	8,792
2.783% due 01/23/2031		2,900	2,877
5.350% due 08/12/2040	PEN	87,100	16,750
5.400% due 08/12/2034		64,700	13,520
5.940% due 02/12/2029		612,038	148,564
6.150% due 08/12/2032		140,000	32,837
6.350% due 08/12/2028		709,850	177,391
6.950% due 08/12/2031		41,800	10,488
8.200% due 08/12/2026		339,700	92,646

Poland Government International Bond
4.000% due 01/22/2024		$15	16

Province of Alberta
2.050% due 08/17/2026		6,000	6,262

Province of Ontario
1.550% due 11/01/2029	CAD	11,600	8,950

Province of Quebec
3.500% due 12/01/2022		68,053	55,659

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	67

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Provincia de Buenos Aires
37.896% due 04/12/2025	ARS	440,953	$2,045

Qatar Government International Bond
3.375% due 03/14/2024		$34,200	36,403
3.750% due 04/16/2030		30,300	34,175
3.875% due 04/23/2023		41,330	43,526
4.000% due 03/14/2029		21,100	24,027
4.400% due 04/16/2050		46,200	56,484
4.500% due 01/20/2022		6,000	6,078
4.500% due 04/23/2028		12,200	14,250
5.103% due 04/23/2048		600	797

Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	$353

Saudi Government International Bond
2.375% due 10/26/2021		$15,500	15,523

Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	18,466
2.050% due 09/23/2036		15,500	16,895
3.125% due 05/15/2027		19,600	24,996

Tokyo Metropolitan Government
2.500% due 06/08/2022		$4,500	4,558

Total Sovereign Issues (Cost $4,776,210)			4,593,460

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex S.A.B. de C.V. (f)		775,108	3

Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		9,250	4

Total Common Stocks (Cost $15,194)			7

PREFERRED SECURITIES 0.9%

BANKING & FINANCE 0.1%

CaixaBank S.A.
6.000% due 07/18/2022 •(j)(k)		400,000	480

Charles Schwab Corp.
4.000% due 12/01/2030 •(j)		2,400,000	2,479

		SHARES	MARKET VALUE (000S)
5.375% due 06/01/2025 •(j)		7,800,000	$8,687

CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(j)		40,000	4,180

Discover Financial Services
6.125% due 06/23/2025 •(j)		24,000,000	26,957

Encina Private Credit LLC «		3,411	0

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(j)		13,900,000	15,332

Wells Fargo & Co.
3.900% due 03/15/2026 •(j)		9,800,000	10,113

			68,228

UTILITIES 0.8%

AT&T Mobility LLC
7.000% due 10/20/2022 «(j)(l)		22,978,604	603,559

Total Preferred Securities (Cost $674,657)			671,787

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.6%

REPURCHASE AGREEMENTS (m) 6.6%
			4,677,604

ISRAEL TREASURY BILLS 0.9%
(0.017)% due 10/06/2021 - 04/06/2022 (g)(h)	ILS	1,951,000	605,094

U.S. TREASURY BILLS 3.0%
0.050% due 12/02/2021 - 03/31/2022 (c)(g)(h)(p)(r)		$2,161,310	2,160,967

68	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY CASH MANAGEMENT BILLS 1.1%
0.040% due 12/07/2021 - 02/01/2022 (c)(g)(h)(p)(r)	$815,500	$815,423

Total Short-Term Instruments (Cost $8,249,435)		8,259,088

Total Investments in Securities (Cost $71,328,564)		71,844,584

	SHARES
INVESTMENTS IN AFFILIATES 10.0%

SHORT-TERM INSTRUMENTS 10.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%

PIMCO Short Asset Portfolio	353,231,089	3,537,962

PIMCO Short-Term Floating NAV Portfolio III	364,330,631	3,593,029

Total Short-Term Instruments (Cost $7,118,477)		7,130,991

Total Investments in Affiliates (Cost $7,118,477)		7,130,991

Total Investments 110.9% (Cost $78,447,041)		$78,975,575

Financial Derivative Instruments (o)(q) 0.0% (Cost or Premiums, net $293,709)		28,221

Other Assets and Liabilities, net (10.9)%		(7,749,559)

Net Assets 100.0%		$71,254,237

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	69

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.

(l)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$612,112	$603,559	0.85%
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	39,200	39,980	0.06
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	22,800	23,170	0.03
Deutsche Bank AG	3.035	05/28/2032	07/21/2021	616	609	0.00
Deutsche Bank AG	3.729	01/14/2032	02/01/2021	798	827	0.00
GHH Holdings Ltd.	1.927	12/04/2024	10/10/2018	65,771	65,117	0.09
General Motors Co.	5.400	10/02/2023	05/07/2020	7,795	8,509	0.01
General Motors Co.	6.125	10/01/2025	05/07/2020	7,795	9,142	0.01
Hotel (PL Property) Ltd.	1.978	02/07/2023	07/09/2018	47,700	48,134	0.07
PKY-San Felipe Plaza LP	0.000	12/09/2021	12/05/2018	122,000	122,999	0.17
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	19,393	0.03
Tawny Funding S.A.	3.250	03/16/2023	08/28/2018	173,288	139,729	0.20

				$1,114,875	$1,081,168	1.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.040%	09/28/2021	10/05/2021	$350,000	U.S. Treasury Notes 2.125% due 05/15/2025	$(357,313)	$350,000	$350,001
FICC	0.000	09/30/2021	10/01/2021	27,600	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	(21,077)	27,600	27,600
					U.S. Treasury Notes 0.250% due 09/30/2023	(7,075)
JPS	0.040	10/01/2021	10/04/2021	200,000	U.S. Treasury Bonds 3.125% due 05/15/2048	(204,199)	200,000	200,001

70	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	0.050%	09/30/2021	10/05/2021	$46,700	U.S. Treasury Bills 0.000% due 07/14/2022	$(47,651)	$46,700	$46,700
MSR	0.030	09/30/2021	10/01/2021	558,100	U.S. Treasury Notes 1.500% - 2.125% due 06/30/2022 - 02/28/2023	(569,217)	558,100	558,101
	0.030	10/01/2021	10/04/2021	554,800	U.S. Treasury Notes 1.500% due 02/28/2023	(566,045)	554,800	554,801
NOM	0.030	09/30/2021	10/01/2021	165,900	U.S. Treasury Bonds 2.375% due 11/15/2049	(168,481)	165,900	165,900
CEW	0.040	09/22/2021	10/12/2021	100,000	United Kingdom Gilt 0.130% due 09/25/2013	(119,948)	134,740	134,741
SCX	0.080	09/17/2021	10/07/2021	257,375	United Kingdom Gilt 0.125% - 0.250% due 03/22/2046 - 03/22/2052	(235,915)	257,375	257,383
SOG	0.070	09/27/2021	10/18/2021	429,452	United Kingdom Gilt 0.500% - 1.125% due 11/22/2037 - 03/22/2050	(322,828)	429,451	429,455
	0.080	09/21/2021	10/13/2021	1,062,414	United Kingdom Gilt 0.125% due 03/22/2044 - 11/22/2065	(1,019,571)	1,062,414	1,062,438
	0.080	09/22/2021	10/14/2021	680,524	United Kingdom Gilt 0.125% - 2.500% due 11/22/2032 - 07/22/2065	(755,019)	680,524	680,538
TDM	0.030	09/30/2021	10/01/2021	210,000	U.S. Treasury Bonds 3.375% due 11/15/2048	(216,661)	210,000	210,000

Total Repurchase Agreements						$(4,611,000)	$4,677,604	$4,677,659

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JML	(0.250)%	09/07/2021	11/08/2021	$(5,643)	$(5,642)
	(0.250)	10/01/2021	12/01/2021	(1,055)	(1,055)
	(0.070)	10/01/2021	12/01/2021	(9,903)	(9,903)

Total Reverse Repurchase Agreements					$(16,600)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	71

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.9)%
Ginnie Mae, TBA	4.500%	10/01/2051	$78,000	$(82,908)	$(83,180)
Uniform Mortgage-Backed Security, TBA	3.500	09/01/2036	3,300	(3,523)	(3,518)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2036	19,000	(20,125)	(20,141)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2051	1,168,328	(1,252,050)	(1,251,822)

Total Short Sales (1.9)%				$(1,358,606)	$(1,358,661)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$350,001	$0	$0	$350,001	$(357,609)	$(7,608)
CEW	134,741	0	0	134,741	(131,388)	3,353
FICC	27,600	0	0	27,600	(28,152)	(552)
JML	0	(16,600)	0	(16,600)	16,632	32
JPS	246,701	0	0	246,701	(251,850)	(5,149)
MSR	1,112,902	0	0	1,112,902	(1,135,262)	(22,360)
NOM	165,900	0	0	165,900	(168,481)	(2,581)
SCX	257,383	0	0	257,383	(261,318)	(3,935)
SOG	2,172,431	0	0	2,172,431	(2,232,694)	(60,263)
TDM	210,000	0	0	210,000	(216,661)	(6,661)

Total Borrowings and Other Financing Transactions	$4,677,659	$(16,600)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(5,642)	$0	$(5,642)

Total Borrowings	$0	$0	$(5,642)	$0	$(5,642)

Payable for reverse repurchase agreements(4)					$(5,642)

(n)	Securities with an aggregate market value of $16,632 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(64,259) at a weighted average interest rate of (0.125%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

72	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(10,958) is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2021	16,515	$2,027,087	$(5,940)	$1,419	$0
U.S. Treasury 10-Year Note December Futures	12/2021	122,808	16,162,684	(201,737)	17,271	0

				$(207,677)	$18,690	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Buxl 30-Year Bond December Futures	12/2021	1,528	$(359,903)	$9,888	$2,301	$(1,027)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	39	(5,665)	129	0	(7)
U.S. Treasury 30-Year Bond December Futures	12/2021	4,487	(714,415)	19,590	0	(561)
United Kingdom Long Gilt December Futures	12/2021	309	(52,106)	1,618	212	(37)

				$31,225	$2,513	$(1,632)

Total Futures Contracts				$(176,452)	$21,203	$(1,632)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
British Telecommunications PLC	(1.000)%	Quarterly	12/20/2028	1.143%	EUR	1,100	$(15)	$3	$(12)	$0	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.193		$1,700	(19)	8	(11)	0	0

							$(34)	$11	$(23)	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	73

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.663%		$2,300	$444	$(24)	$420	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.439		10,600	(402)	626	224	0	(6)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.472		5,000	61	51	112	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.550		9,900	150	60	210	0	(6)
Auchan Holding S.A.	1.000	Quarterly	12/20/2027	0.858	EUR	3,700	(214)	253	39	15	0
Boeing Co.	1.000	Quarterly	12/20/2021	0.362		$10,300	18	0	18	1	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.491		15,900	(2)	107	105	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.015	EUR	7,500	(34)	29	(5)	0	(4)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.084		9,000	(59)	4	(55)	0	(2)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.745		$3,300	(42)	78	36	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.869		500	18	(2)	16	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.353		41,100	(1,891)	2,498	607	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2024	0.415		50,400	(221)	1,041	820	0	(28)
General Electric Co.	1.000	Quarterly	12/20/2024	0.458		25,600	(392)	847	455	0	(3)
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		26,100	169	207	376	0	(17)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		2,900	34	1	35	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.200		600	120	1	121	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.233		22,100	463	(418)	45	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.103		41,000	(226)	321	95	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.276	EUR	16,200	44	(179)	(135)	8	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.423		6,300	(35)	(62)	(97)	7	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.589		89,600	(14,030)	11,814	(2,216)	47	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.122		97,200	(4,751)	5,509	758	9	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.866		20,000	31	168	199	0	(18)
Valeo SA	1.000	Quarterly	06/20/2026	1.225		200	(2)	0	(2)	0	0
Valeo SA	1.000	Quarterly	06/20/2028	1.698		2,800	(135)	(10)	(145)	0	(8)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.534		$2,300	54	2	56	1	0

							$(20,830)	$22,922	$2,092	$90	$(98)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025		$72,600	$(5,250)	$(1,478)	$(6,728)	$63	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026		153,100	(14,599)	273	(14,326)	140	0
iTraxx Crossover 35 5-Year Index	(5.000)	Quarterly	06/20/2026	EUR	1,052,200	137,088	7,334	144,422	63	(1,563)

						$117,239	$6,129	$123,368	$266	$(1,563)

74	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Crossover 36 5-Year Index	5.000%	Quarterly	12/20/2026	EUR	1,612,430	$231,556	$(7,374)	$224,182	$0	$(3,497)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025		227,500	5,616	1,416	7,032	28	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026		199,800	6,071	57	6,128	22	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026		62,200	1,941	(30)	1,911	5	0

						$245,184	$(5,931)	$239,253	$55	$(3,497)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	1,035,500	$6,786	$86,088	$92,874	$15,468	$0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	448,020	0	1,159	1,159	1	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		368,800	0	949	949	1	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		2,557,300	(16)	6,656	6,640	8	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		712,780	0	1,819	1,819	2	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		1,468,100	(43)	3,853	3,810	4	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		672,000	0	1,709	1,709	2	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		726,800	0	1,853	1,853	2	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		873,100	0	2,223	2,223	3	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		676,600	0	1,728	1,728	2	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		500	0	1	1	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		95,500	0	239	239	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		139,800	0	349	349	1	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		261,800	0	(492)	(492)	0	(1)
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		6,161,000	(134)	(11,327)	(11,461)	0	(17)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		32,306,900	5,311	(40,965)	(35,654)	0	(82)
Pay	1-Year BRL-CDI	3.390	Maturity	01/03/2022		80,300	0	(153)	(153)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		12,594,700	(3,514)	(16,413)	(19,927)	0	(33)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		234,900	0	(302)	(302)	0	(1)
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		648,800	(3)	(783)	(786)	0	(2)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	266,300	291	(707)	(416)	4	0
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$1,819,100	(41,118)	130,404	89,286	129	0
Receive	3-Month USD-LIBOR	1.493	Semi-Annual	06/23/2031		119,000	(306)	341	35	0	(295)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		121,000	(276)	1,933	1,657	0	(308)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	07/21/2031		424,000	(1,815)	2,408	593	0	(1,091)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	67,220,000	(3,452)	(5,941)	(9,393)	0	(291)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		96,888,000	2,445	17,752	20,197	558	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		25,172,740	(1,859)	(4,660)	(6,519)	0	(178)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		9,685,000	(193)	(6,430)	(6,623)	0	(220)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		1,890,000	0	(1,497)	(1,497)	0	(46)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		6,560,000	408	(4,621)	(4,213)	0	(159)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		5,690,000	10	(4,359)	(4,349)	0	(137)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		10,731,600	37	(7,578)	(7,541)	0	(260)
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051		9,379,150	72	(261)	(189)	0	(515)
Receive	6-Month JPY-LIBOR	0.556	Semi-Annual	03/15/2051		3,747,000	(12)	(240)	(252)	0	(206)
Receive	6-Month JPY-LIBOR	0.520	Semi-Annual	03/16/2051		1,849,000	0	47	47	0	(101)
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		9,006,000	4,944	(827)	4,117	0	(483)
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051		6,232,000	0	(423)	(423)	0	(343)
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051		8,679,000	0	(881)	(881)	0	(480)
Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051		3,837,000	0	(496)	(496)	0	(213)

							$(32,437)	$152,155	$119,718	$16,185	$(5,462)

Total Swap Agreements							$309,122	$175,286	$484,408	$16,596	$(10,620)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	75

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$21,203	$17,086	$38,289	$0	$(1,632)	$(10,734)	$(12,366)

(p)

Securities with an aggregate market value of $826,573 and cash of $18,423 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $490 and liability of $(114) for closed swap agreements is outstanding at period end.

(q)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	AUD	134,353	$	97,429	$299	$0
	10/2021	CAD	179,162		142,124	674	0
	10/2021	DKK	8,128		1,279	13	0
	10/2021	PEN	147,869		37,889	2,137	0

76	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2021	$		19,187		PEN	79,424	$18	$0
	11/2021			93,514		AUD	128,943	0	(284)
	11/2021			30		PLN	115	0	(1)
	11/2021			45		RUB	3,329	1	0
	11/2021			1,300		TWD	35,957	0	(5)
	12/2021			3,491		INR	259,464	0	(24)
	12/2021			109,991		KRW	128,601,935	0	(1,516)
	12/2021			41		RUB	3,028	0	0
	12/2021			16		ZAR	233	0	(1)
	01/2022			259		CZK	5,571	0	(5)
	02/2022			37		PLN	140	0	(1)
	04/2022		PEN	79,424	$		18,986	0	(26)
	04/2022	$		1,279		DKK	8,097	0	(13)
BPS	10/2021		BRL	963,053	$		177,051	206	0
	10/2021		EUR	2,645,197			3,124,488	60,425	0
	10/2021		JPY	3,666,741			33,385	439	0
	10/2021	$		396,725		AUD	545,795	0	(2,143)
	10/2021			181,469		BRL	963,053	3	(4,627)
	10/2021			76,162		CAD	96,608	111	0
	10/2021			5,064		EUR	4,318	0	(62)
	10/2021			229,391		GBP	167,351	0	(3,902)
	11/2021		CAD	96,608	$		76,159	0	(111)
	11/2021		EUR	1,498,035			1,737,085	894	0
	11/2021		ILS	12,552			3,831	0	(63)
	11/2021	$		89,458		AUD	124,198	342	0
	11/2021			4,302		MXN	86,839	0	(116)
	12/2021			169		ZAR	2,418	0	(9)
	01/2022		PEN	18,889	$		4,576	30	0
	02/2022	$		126,578		CLP	100,723,547	0	(3,850)
	04/2022		BRL	164,997	$		29,259	34	0
	07/2022			168,237			29,326	153	0
BRC	10/2021		EUR	357,742			422,563	8,172	0
	10/2021	$		1,658,476		GBP	1,231,627	1,019	0
	10/2021			4,962		SEK	42,855	0	(67)
	11/2021		EUR	1,197,141	$		1,388,176	714	0
	11/2021		GBP	1,231,627			1,658,548	0	(1,009)
	11/2021		JPY	2,488,541			22,308	0	(56)
	11/2021		MXN	15,685			765	10	0
	11/2021	$		16		RUB	1,184	0	0
	11/2021			4,900		SEK	42,855	0	(3)
BSH	10/2021		BRL	9,485,358	$		1,697,845	791	(44,738)
	10/2021	$		1,791,346		BRL	9,485,358	0	(49,555)
	01/2022		BRL	1,235,600	$		214,756	0	(8,500)
	07/2022			5,099,463			904,463	20,184	0
	10/2022			6,645,000			1,159,191	31,811	0
CBK	10/2021		AUD	26,272			19,076	83	0
	10/2021		BRL	470,255			87,898	1,546	0
	10/2021		CLP	3,700,403			4,596	33	0
	10/2021		DKK	3,733			587	6	0
	10/2021		ILS	138,942			41,937	0	(1,160)
	10/2021		PEN	235,313			60,254	3,351	0
	10/2021	$		89,939		AUD	124,198	0	(150)
	10/2021			86,453		BRL	470,255	0	(101)
	10/2021			17,305		CLP	13,368,895	0	(836)
	10/2021			45,520		EUR	38,467	0	(962)
	10/2021			109,695		GBP	80,329	0	(1,460)
	10/2021			6,094		JPY	669,700	0	(77)
	10/2021			17,543		PEN	72,156	0	(90)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	77

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2021		HUF	40,734	$		138	$7	$0
	11/2021		ILS	906,599			277,781	3	(3,567)
	11/2021		NOK	29,120			3,295	0	(35)
	11/2021		PEN	310,497			75,517	529	0
	11/2021	$		87,497		BRL	470,255	0	(1,538)
	11/2021			12		RUB	858	0	0
	12/2021		PEN	172,248	$		45,958	4,425	0
	12/2021	$		27		RUB	1,996	0	0
	12/2021			178		ZAR	2,581	0	(8)
	01/2022		ILS	283,507	$		86,416	0	(1,642)
	01/2022		PEN	20,000			4,852	39	0
	02/2022		ILS	354,606			109,107	0	(1,039)
	02/2022		PEN	140,753			34,283	477	0
	02/2022	$		4,543		CLP	3,700,403	0	(35)
	02/2022			28		PLN	108	0	(1)
	03/2022		ILS	274,456	$		83,417	0	(1,873)
	03/2022		PEN	542,862			143,620	13,583	0
	04/2022		ILS	240,394			73,523	0	(1,226)
	04/2022	$		587		DKK	3,719	0	(6)
	05/2022		PEN	161,696	$		39,577	1,023	0
	08/2022		ILS	26,882			8,133	0	(243)
	08/2022		PEN	143,555			34,425	575	0
FBF	11/2021	$		15		RUB	1,089	0	0
GLM	10/2021		BRL	986,034	$		183,239	2,174	0
	10/2021	$		186,435		BRL	986,034	0	(5,370)
	10/2021			92,527		MXN	1,900,000	0	(797)
	10/2021			1,501		MYR	6,243	0	(12)
	10/2021			63,132		PEN	261,272	50	0
	10/2021			18		RUB	1,370	1	0
	11/2021			104,799		BRL	562,042	0	(2,063)
	11/2021			57,406		MXN	1,165,880	0	(1,213)
	11/2021			17		RUB	1,245	0	0
	11/2021			691		TWD	19,067	0	(4)
	12/2021			244		IDR	3,508,807	0	(1)
	12/2021			65		RUB	4,858	1	0
	12/2021			137		ZAR	1,986	0	(7)
	01/2022		ILS	44,855	$		13,691	0	(241)
	01/2022		PEN	276,272			66,462	31	(58)
	01/2022	$		19,073		CLP	15,000,000	0	(743)
	03/2022		ILS	73,022	$		22,225	0	(467)
	04/2022			444,755			135,472	0	(2,821)
	07/2022		BRL	165,220			28,970	320	0
	10/2022			986,034			172,299	5,010	0
HUS	10/2021		EUR	112,359			131,831	1,680	0
	10/2021		GBP	860,980			1,185,324	25,239	0
	10/2021		PEN	216,324			58,143	5,832	0
	10/2021	$		244,388		AUD	336,573	0	(1,062)
	10/2021			9,224		CAD	11,672	0	(9)
	10/2021			19,191		GBP	14,054	0	(254)
	10/2021			9		RUB	705	0	0
	11/2021		CAD	11,672	$		9,223	9	0
	11/2021		ILS	12,870			3,967	0	(26)
	11/2021	$		3		RUB	208	0	0
	12/2021		PEN	17,889	$		4,823	505	0
	12/2021	$		80		IDR	1,155,528	0	0
	12/2021			43,600		KRW	51,021,543	0	(563)
	12/2021			180		ZAR	2,602	0	(9)
	01/2022		ILS	176,981	$		54,205	0	(767)

78	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2022		DKK	730	$		114	$0	$0
IND	10/2021		MYR	6,243			1,490	1	0
	12/2021	$		1,487		MYR	6,243	0	(1)
JPM	10/2021		BRL	5,856,590	$		1,037,146	0	(38,296)
	10/2021	$		1,080,017		BRL	5,856,590	54	(4,629)
	10/2021			354		CZK	7,569	0	(8)
	10/2021			1,583		DKK	9,845	0	(50)
	11/2021		ILS	42,829	$		13,228	0	(63)
	11/2021	$		213		IDR	3,060,568	0	0
	12/2021			42,303		KRW	49,527,905	0	(527)
	01/2022		BRL	844,200	$		147,678	0	(4,858)
	04/2022			160,800			28,456	0	(25)
	07/2022			214,806			39,090	1,841	0
	10/2022			552,863			95,420	1,622	0
MYI	10/2021			1,497,378			279,921	4,958	0
	10/2021		DKK	24,274			3,817	36	0
	10/2021	$		283,723		BRL	1,497,378	0	(8,761)
	10/2021			54,968		CAD	69,534	0	(70)
	10/2021			1,878		DKK	11,671	0	(60)
	10/2021			3,523		GBP	2,554	0	(82)
	10/2021			3,322		JPY	364,200	0	(50)
	10/2021			50,000		MXN	1,014,584	0	(1,017)
	11/2021		CAD	69,534	$		54,965	70	0
	11/2021		HUF	14,443			49	2	0
	11/2021	$		180,708		BRL	962,279	0	(4,811)
	11/2021			70		IDR	1,001,863	0	0
	11/2021			57		PLN	217	0	(3)
	11/2021			363		TWD	9,984	0	(3)
	12/2021			17,557		KRW	20,512,292	0	(255)
	01/2022		ILS	16,565	$		5,070	0	(76)
	04/2022	$		3,817		DKK	24,183	0	(36)
SCX	10/2021		AUD	8,692	$		6,304	20	0
	10/2021		GBP	478,235			658,224	13,850	0
	10/2021	$		19,096		GBP	13,936	0	(319)
	10/2021			75		RUB	5,673	2	0
	11/2021			55,168		GBP	40,913	0	(39)
	12/2021		PEN	13,976	$		3,766	393	0
	12/2021	$		148		IDR	2,128,874	0	(1)
	12/2021			2,608		INR	193,387	0	(24)
	12/2021			100,249		KRW	116,781,115	0	(1,745)
	12/2021			184		SGD	244	0	(5)
	12/2021			166		ZAR	2,370	0	(10)
	01/2022		PEN	71,106	$		17,243	130	0
	03/2022			192,289			46,883	749	0
SOG	10/2021	$		2,235		DKK	13,890	0	(71)
	11/2021		HUF	15,418	$		53	3	0
SSB	10/2021		BRL	151,694			28,619	763	0
	10/2021		GBP	100,002			136,603	1,859	0
	10/2021	$		1,069		CAD	1,348	0	(4)
	10/2021			12,339		GBP	9,001	0	(211)
	11/2021			28,485		BRL	151,694	0	(756)
	01/2022			49,558		CLP	39,086,362	0	(1,795)
TOR	10/2021		AUD	465,194	$		337,104	791	0
	10/2021	$		1,295		JPY	144,300	1	0
	11/2021			337,144		AUD	465,194	0	(791)
	12/2021			75		IDR	1,079,155	0	0
UAG	10/2021		AUD	247,857	$		179,453	265	0
	10/2021		GBP	138,724			190,948	4,031	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	79

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2021	$		98,636		MXN	1,995,782	$0	$(2,281)
	10/2021			28		RUB	2,134	1	0
	11/2021		EUR	377,337	$		437,441	115	0
	11/2021	$		272,350		AUD	377,009	506	(265)
	11/2021			26		RUB	1,968	1	0
	12/2021			180		ZAR	2,614	0	(8)

Total Forward Foreign Currency Contracts								$227,076	$(225,229)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	102,000	$11,604	$20,722
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	74,600	5,910	6,224
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	190,000	20,082	16,014
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	92,900	10,199	18,873
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	74,600	0	6,245

							$47,795	$68,078

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	$103.688	10/14/2021	15,000	$23	$2

Total Purchased Options					$47,818	$68,080

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	$(1,710)	$(20)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	0

						$(3,175)	$(20)

80	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	306,000	$(11,328)	$(21,095)
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	201,450	(5,754)	(7,309)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	513,100	(19,505)	(18,811)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	278,700	(10,024)	(19,213)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	201,450	0	(7,332)
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.573	10/14/2021	4,500	(30)	(23)

							$(46,641)	$(73,783)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	15,400	$(64)	$(6)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	45,000	(166)	(18)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	42,000	(118)	(14)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	11,800	(46)	(43)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	11,800	(26)	(48)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	38,000	(122)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	19,000	(52)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	67,000	(136)	(30)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	3,700	(13)	(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	19,000	(128)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	46,400	(94)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	12,000	(17)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	3,700	(8)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	32,300	(121)	(21)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	20,600	(64)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	32,300	(131)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	39,000	(113)	(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	25,000	(85)	(10)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	81

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.563	11/03/2021	5,000	$(14)	$(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	12,000	(34)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	25,000	(71)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	41,000	(101)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	38,700	(69)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	45,000	(211)	(81)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	39,000	(67)	(74)
SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.781	10/14/2021	26,300	(64)	(31)
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.938	10/14/2021	15,000	(32)	(23)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.953	11/12/2021	26,000	(55)	(116)
	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.281	10/14/2021	18,700	(29)	(6)
	Put - OTC Ginnie Mae, TBA 2.500% due 11/01/2051	103.070	11/12/2021	48,000	(94)	(195)
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	103.719	10/14/2021	64,900	(63)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.031	10/07/2021	16,000	(80)	(21)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.813	10/07/2021	216,100	(802)	(1,248)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.727	10/07/2021	43,000	(60)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.031	10/07/2021	16,000	(44)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.750	10/07/2021	26,700	(54)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.813	10/07/2021	192,100	(388)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.656	11/03/2021	33,700	(121)	(111)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.859	11/03/2021	59,500	(158)	(238)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.414	11/03/2021	63,100	(163)	(209)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.000	11/03/2021	40,700	(191)	(54)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.156	11/03/2021	33,700	(121)	(33)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.367	11/03/2021	26,000	(67)	(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.391	11/03/2021	42,800	(90)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.484	11/03/2021	17,900	(56)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	35,400	(127)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	26,000	(73)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.566	11/03/2021	38,400	(120)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.656	11/03/2021	40,700	(167)	(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.859	11/03/2021	59,500	(70)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.891	12/06/2021	38,900	(161)	(168)

82	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	$98.922	12/06/2021	75,500	$(277)	$(333)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.156	12/06/2021	44,000	(160)	(221)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.703	12/06/2021	30,000	(103)	(205)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.891	12/06/2021	38,900	(88)	(110)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.922	12/06/2021	75,500	(153)	(205)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.156	12/06/2021	44,000	(88)	(90)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.203	12/06/2021	30,000	(94)	(57)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.977	10/07/2021	21,200	(59)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 12/01/2051	103.078	12/06/2021	18,000	(45)	(56)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2051	104.016	10/07/2021	18,500	(18)	0

					$(6,606)	$(4,267)

Total Written Options					$(56,422)	$(78,070)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	1.684%	$7,800	$(204)	$(59)	$0	$(263)
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.915	2,200	6	3	9	0
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.181	10,000	23	204	227	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	7,800	(204)	(59)	0	(263)
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.181	85,000	261	1,664	1,925	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	18,086	(462)	(147)	0	(609)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	83

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
	Ohio State General Obligation Bonds, Series 2007	1.000%	Quarterly	09/20/2024	0.277%	$10,000	$102	$115	$217	$0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.575	144,900	934	1,087	2,021	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.291	127,400	(5,478)	4,518	0	(960)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.575	3,030	15	27	42	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.068	800	(40)	39	0	(1)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.181	10,000	15	211	226	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	3,014	(76)	(26)	0	(102)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.016	6,900	19	(22)	0	(3)

							$(5,089)	$7,555	$4,667	$(2,201)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$7,433	$(1,720)	$1,516	$0	$(204)

84	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.070%	Maturity	10/19/2021	$250,000	$0	$8,179	$8,179	$0
	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.050%	Maturity	10/29/2021	569,000	0	0	0	0

								$0	$8,179	$8,179	$0

Total Swap Agreements								$(6,809)	$17,250	$12,846	$(2,405)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$3,142	$0	$0	$3,142	$(1,876)	$(6)	$(263)	$(2,145)	$997	$(1,350)	$(353)
BPS	62,637	20,722	9	83,368	(14,883)	(21,095)	0	(35,978)	47,390	(36,531)	10,859
BRC	9,915	0	0	9,915	(1,135)	0	(204)	(1,339)	8,576	(6,739)	1,837
BSH	52,786	0	0	52,786	(102,793)	0	0	(102,793)	(50,007)	57,246	7,239
CBK	25,680	0	227	25,907	(16,049)	(20)	(263)	(16,332)	9,575	(7,004)	2,571
GLM	7,587	22,238	0	29,825	(13,797)	(26,120)	0	(39,917)	(10,092)	9,815	(277)
GSC	0	0	0	0	0	(132)	0	(132)	(132)	314	182
GST	0	0	4,163	4,163	0	0	(1,569)	(1,569)	2,594	(2,910)	(316)
HUS	33,265	0	0	33,265	(2,690)	0	0	(2,690)	30,575	(32,120)	(1,545)
IND	1	0	0	1	(1)	0	0	(1)	0	0	0
JPM	3,517	25,118	42	28,677	(48,456)	(26,825)	(1)	(75,282)	(46,605)	50,182	3,577
MYC	0	0	8,405	8,405	0	0	(105)	(105)	8,300	(11,137)	(2,837)
MYI	5,066	0	0	5,066	(15,224)	0	0	(15,224)	(10,158)	8,900	(1,258)
NGF	0	0	0	0	0	(23)	0	(23)	(23)	0	(23)
SAL	0	2	0	2	0	(3,849)	0	(3,849)	(3,847)	4,318	471
SCX	15,144	0	0	15,144	(2,143)	0	0	(2,143)	13,001	(14,550)	(1,549)
SOG	3	0	0	3	(71)	0	0	(71)	(68)	0	(68)
SSB	2,622	0	0	2,622	(2,766)	0	0	(2,766)	(144)	(300)	(444)
TOR	792	0	0	792	(791)	0	0	(791)	1	0	1
UAG	4,919	0	0	4,919	(2,554)	0	0	(2,554)	2,365	(2,950)	(585)

Total Over the Counter	$227,076	$68,080	$12,846	$308,002	$(225,229)	$(78,070)	$(2,405)	$(305,704)

(r)

Securities with an aggregate market value of $130,775 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	85

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21,203	$21,203
Swap Agreements	0	671	0	0	16,415	17,086

	$0	$671	$0	$0	$37,618	$38,289

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$227,076	$0	$227,076
Purchased Options	0	0	0	0	68,080	68,080
Swap Agreements	0	4,667	0	0	8,179	12,846

	$0	$4,667	$0	$227,076	$76,259	$308,002

	$0	$5,338	$0	$227,076	$113,877	$346,291

Financial Derivative Instruments -Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,632	$1,632
Swap Agreements	0	5,158	0	0	5,576	10,734

	$0	$5,158	$0	$0	$7,208	$12,366

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$225,229	$0	$225,229
Written Options	0	0	0	0	78,070	78,070
Swap Agreements	0	2,405	0	0	0	2,405

	$0	$2,405	$0	$225,229	$78,070	$305,704

	$0	$7,563	$0	$225,229	$85,278	$318,070

86	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5,609	$5,609
Futures	0	0	0	0	81,796	81,796
Swap Agreements	0	78,944	0	0	11,053	89,997

	$0	$78,944	$0	$0	$98,458	$177,402

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$283,478	$0	$283,478
Purchased Options	0	0	0	0	(1,536)	(1,536)
Written Options	0	0	0	4,326	24,485	28,811
Swap Agreements	0	2,757	0	0	(877)	1,880

	$0	$2,757	$0	$287,804	$22,072	$312,633

	$0	$81,701	$0	$287,804	$120,530	$490,035

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$51,240	$51,240
Swap Agreements	0	(32,626)	0	0	(33,974)	(66,600)

	$0	$(32,626)	$0	$0	$17,266	$(15,360)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(326,613)	$0	$(326,613)
Purchased Options	0	0	0	0	(12,567)	(12,567)
Written Options	0	0	0	(1,499)	14,952	13,453
Swap Agreements	0	1,625	0	0	8,179	9,804

	$0	$1,625	$0	$(328,112)	$10,564	$(315,923)

	$0	$(31,001)	$0	$(328,112)	$27,830	$(331,283)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Loan Participations and Assignments	$0	$105,670	$652,166	$757,836
Corporate Bonds & Notes
Banking & Finance	0	10,965,358	19,393	10,984,751
Industrials	0	7,514,802	1,052	7,515,854
Utilities	0	2,677,983	0	2,677,983
Municipal Bonds & Notes
California	0	65,729	0	65,729
Connecticut	0	219	0	219
Florida	0	38,780	0	38,780
Georgia	0	77,440	0	77,440
Illinois	0	9,898	0	9,898
Massachusetts	0	1,627	0	1,627
New York	0	88,938	0	88,938

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	87

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Ohio	$0	$4,227	$0	$4,227
Pennsylvania	0	7,371	0	7,371
Rhode Island	0	222	0	222
Texas	0	14,923	0	14,923
West Virginia	0	23,212	0	23,212
U.S. Government Agencies	0	9,457,497	0	9,457,497
U.S. Treasury Obligations	0	10,884,050	0	10,884,050
Non-Agency Mortgage-Backed Securities	0	7,661,643	224,178	7,885,821
Asset-Backed Securities	0	7,736,132	87,732	7,823,864
Sovereign Issues	0	4,593,460	0	4,593,460
Common Stocks
Consumer Discretionary	7	0	0	7
Preferred Securities
Banking & Finance	0	68,228	0	68,228
Utilities	0	0	603,559	603,559
Short-Term Instruments
Commercial Paper	0	134,740	0	134,740
Repurchase Agreements	0	4,542,864	0	4,542,864
Israel Treasury Bills	0	605,094	0	605,094
U.S. Treasury Bills	0	2,160,967	0	2,160,967
U.S. Treasury Cash Management Bills	0	815,423	0	815,423

	$7	$70,256,497	$1,588,080	$71,844,584

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,130,991	$0	$0	$7,130,991

Total Investments	$7,130,998	$70,256,497	$1,588,080	$78,975,575

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,358,661)	$0	$(1,358,661)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,513	35,286	0	37,799
Over the counter	0	308,002	0	308,002
	$2,513	$343,288	$0	$345,801

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,064)	(11,188)	0	(12,252)
Over the counter	0	(305,704)	0	(305,704)

	$(1,064)	$(316,892)	$0	$(317,956)

Total Financial Derivative Instruments	$1,449	$26,396	$0	$27,845

Totals	$7,132,447	$68,924,232	$1,588,080	$77,644,759

88	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:

Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(1)
Investments in Securities, at Value
Loan Participations and Assignments	$597,387	$116,061	$(17,804)	$288	$228	$(6,480)	$0	$(37,514)	$652,166	$(7,417)
Corporate Bonds & Notes
Banking & Finance	18,227	0	0	0	0	1,166	0	0	19,393	1,166
Industrials	0	1,050	0	0	0	2	0	0	1,052	2
Non-Agency Mortgage-Backed Securities	186,833	28,200	0	629	0	(1,919)	10,435	0	224,178	(1,918)
Asset-Backed Securities	158,296	0	(4,989)	0	28	3,261	15,840	(84,704)	87,732	3,386
Preferred Securities
Utilities	612,610	0	(4,706)	0	0	(4,345)	0	0	603,559	(9,051)

Totals	$1,573,353	$145,311	$(27,499)	$917	$256	$(8,315)	$26,275	$(122,218)	$1,588,080	$(13,832)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)		Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$510,066	Other Valuation Techniques(2)	—		—	—
	110,000	Proxy Pricing	Base Price	%	100.625	—
	32,100	Waterfall Recoverability	Recovery Value		100.000	—
Corporate Bonds & Notes
Banking & Finance	19,393	Discounted Cash Flow	Discount Rate		4.630	—
Industrials	1,052	Proxy Pricing	Base Price		100.000	—
Non-Agency Mortgage-
Backed Securities	10,199	Other Valuation Techniques(2)	—		—	—
	5,546	Proxy Pricing	Base Price	GBP	171,491.034	—
	208,433	Proxy Pricing	Base Price	%	79.700-670.000	97.862
Asset-Backed Securities	87,732	Proxy Pricing	Base Price		95.280-101.622	96.425
Preferred Securities
Utilities	603,559	Current Value Model	Purchase Price		$27.048	—

Total	$1,588,080

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	89

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

90	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	91

Notes to Financial Statements (Cont.)

Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

92	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	93

Notes to Financial Statements (Cont.)

pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

94	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	95

Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates

96	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	97

Notes to Financial Statements (Cont.)

are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

98	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Waterfall Recoverability model is based on liquidation or net asset value approaches. Typically this model would be used in distressed scenarios or when a business is worth more through the sale of individual assets than continuing as an operating business. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$3,528,405	$15,893	$0	$0	$(6,336)	$3,537,962	$15,893	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	99

Notes to Financial Statements (Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$2,886,835	$4,058,545	$(3,353,000)	$75	$574	$3,593,029	$3,045	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

100	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	101

Notes to Financial Statements (Cont.)

risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of

102	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at September 30, 2021, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	103

Notes to Financial Statements (Cont.)

market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term

104	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	105

Notes to Financial Statements (Cont.)

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to each Fund of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in

106	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	107

Notes to Financial Statements (Cont.)

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds  use a specified exchange-traded fund as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

108	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	109

Notes to Financial Statements (Cont.)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities

110	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	111

Notes to Financial Statements (Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with,

112	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	113

Notes to Financial Statements (Cont.)

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

114	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	115

Notes to Financial Statements (Cont.)

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

116	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	117

Notes to Financial Statements (Cont.)

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.21%	0.31%	0.41%(1)	0.21%	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset

118	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

Investment Fund. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2021, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	119

Notes to Financial Statements (Cont.)

attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $27,175.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Purchases	Sales

$113,079	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when

120	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$78,710,261	$79,296,267	$5,539,409	$2,114,602

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	823,432	$8,556,331	1,239,447	$13,271,864

I-2	101,466	1,049,744	223,258	2,395,471

I-3	1,736	18,008	13,789	148,075

Administrative Class	25,418	263,743	47,223	505,074

Class A	50,999	528,627	196,928	2,110,795

Class C	1,661	17,217	12,595	135,480

Class R	5,069	52,604	17,803	191,166

Issued as reinvestment of distributions

Institutional Class	49,470	513,359	274,361	2,914,501

I-2	3,934	40,823	21,629	229,634

I-3	98	1,015	762	8,106

Administrative Class	1,470	15,249	8,995	95,519

Class A	5,761	59,770	37,827	401,595

Class C	132	1,366	2,702	28,670

Class R	456	4,726	3,558	37,766

Cost of shares redeemed

Institutional Class	(541,164)	(5,615,261)	(1,358,765)	(14,555,182)

I-2	(85,430)	(885,859)	(149,748)	(1,594,824)

I-3	(1,921)	(19,920)	(22,449)	(242,224)

Administrative Class	(20,294)	(210,672)	(58,693)	(627,951)

Class A	(129,503)	(1,347,304)	(178,227)	(1,905,078)

Class C	(8,513)	(88,168)	(67,864)	(726,798)

Class R	(9,717)	(100,752)	(23,927)	(255,868)

Net increase (decrease) resulting from Fund share transactions	274,560	$2,854,646	241,204	$2,565,791

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	121

Notes to Financial Statements (Cont.)

14. BASIS FOR CONSOLIDATION

MLM 700, LLC, a Delaware limited liability company (the “Subsidiary”), was formed on May 7, 2018, as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the MLM 700, LLC as of period end represented 0.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

122	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2021

As of its last fiscal year ended March 31, 2021, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$77,448,417	$2,429,427	$(1,950,676)	$478,751

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	123

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BOS	BofA Securities, Inc.	JPS	J.P. Morgan Securities LLC
BPS	BNP Paribas S.A.	MSR	Morgan Stanley & Co LLC FICC Repo
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services LLC
BSH	Banco Santander S.A.- New York Branch	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
CEW	Canadian Imperial Bank of Commerce	NOM	Nomura Securities International Inc.
FBF	Credit Suisse International	SAL	Citigroup Global Markets, Inc.
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank, London
GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris
GSC	Goldman Sachs & Co. LLC	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	TOR	The Toronto-Dominion Bank
IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford
JML	JP Morgan Securities Plc

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CZK	Czech Koruna	PEN	Peruvian New Sol
DKK	Danish Krone	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
HUF	Hungarian Forint	SGD	Singapore Dollar
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
ILS	Israeli Shekel	USD (or $)	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
BBSW1M	1 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR
BBSW3M	3 Month Bank Bill Swap Rate	MAKA5DAY	Israel Gilon 5 Day
BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate
CDX.HY	Credit Derivatives Index - High Yield	SOFRRATE	Secured Overnight Financing Rate
COF 11	Cost of Funds - 11th District of San Francisco	SONIO	Sterling Overnight Interbank Average Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate	US0006M	ICE 6-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts

124	PIMCO TOTAL RETURN FUND

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
BABs	Build America Bonds	PIK	Payment-in-Kind
CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	RMBS	Residential Mortgage-Backed Security
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	125

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information

126	PIMCO TOTAL RETURN FUND

(Unaudited)

regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	127

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. Nature, Extent and Quality of Services

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory services provided by Gurtin to the PIMCO

128	PIMCO TOTAL RETURN FUND

(Unaudited)

California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. Investment Performance

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	129

Approval of Investment Advisory Contract and Other Agreements (Cont.)

investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board

130	PIMCO TOTAL RETURN FUND

(Unaudited)

considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	131

Approval of Investment Advisory Contract and Other Agreements (Cont.)

of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed

132	PIMCO TOTAL RETURN FUND

(Unaudited)

information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	133

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

6. Ancillary Benefits

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. Conclusions

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

134	PIMCO TOTAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4016SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

PIMCO TRENDS Managed Futures Strategy Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	3

Chairman’s Letter (Cont.)

several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	5

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Fund’s service providers and disrupt the Fund’s operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3 and Class A, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Diversification Status

PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	04/27/18	12/31/13	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	7

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling 888.877.4626. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies and may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Fund is uncertain.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Fund is uncertain at this time.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	9

PIMCO TRENDS Managed Futures Strategy Fund

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	Fund Inception (12/31/13)
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	11.59%	22.99%	6.09%	5.64%
PIMCO TRENDS Managed Futures Strategy Fund I-2	11.59%	22.86%	5.98%	5.50%
PIMCO TRENDS Managed Futures Strategy Fund I-3	11.54%	22.87%	5.97%	5.50%
PIMCO TRENDS Managed Futures Strategy Fund Class A	11.47%	22.63%	5.69%	5.24%
PIMCO TRENDS Managed Futures Strategy Fund Class A (adjusted)	5.34%	15.91%	4.51%	4.48%
3 Month USD LIBOR	0.09%	0.21%	1.44%	1.06%
Lipper Alternative Managed Futures Funds Average	3.52%	16.24%	0.59%	1.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary expenses), were 1.65% for the Institutional Class shares, 1.75% for I-2 shares, 1.85% for I-3 shares and 2.05% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Institutional Class - PQTIX	I-2 - PQTPX	I-3 - PQTNX
Class A - PQTAX

Allocation Breakdown as of September 30, 2021†§

Short-Term Instruments‡	89.9%
Corporate Bonds & Notes	4.1%
Commodities	4.0%
Other	2.0%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management, by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities. The Fund’s investment strategy represents a composite of financial and commodity derivatives designed to provide exposure to global financial market and commodity price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long positions in natural gas, coal, and carbon emission allowances contributed to performance, as energy and emission allowance futures increased in value.

»	Long positions in agriculture commodities contributed to performance, as agriculture commodity prices increased.

»	Long positions in Indian and Taiwanese equities contributed to performance, as these equity markets increased in value.
»	Positioning in live cattle detracted from performance due to price reversals.

»	Short positions in the Colombian peso, Brazilian real, and Hungarian forint (against the U.S. dollar) detracted from performance due to price reversals.

»	Positioning in Singaporean and Chinese duration detracted from performance due to interest rate reversals.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	11

Expense Example PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,115.90	$7.53	$1,000.00	$1,017.95	$7.18	1.42%
I-2	1,000.00	1,115.90	8.06	1,000.00	1,017.45	7.69	1.52
I-3	1,000.00	1,115.40	8.33	1,000.00	1,017.20	7.94	1.57
Class A	1,000.00	1,114.70	9.65	1,000.00	1,015.94	9.20	1.82

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Benchmark Descriptions

Index*	Benchmark Description

3 Month USD LIBOR	The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	13

Financial Highlights PIMCO TRENDS Managed Futures Strategy  Fund (Consolidated)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2021 - 09/30/2021+	$10.61	$(0.07)	$1.31	$1.24	$(0.12)	$0.00	$0.00	$(0.12)

03/31/2021	10.61	(0.09)	0.59	0.50	(0.44)	(0.06)	0.00	(0.50)

03/31/2020	9.87	0.09	0.88	0.97	(0.23)	0.00	0.00	(0.23)

03/31/2019	9.53	0.13	0.28	0.41	(0.07)	0.00	0.00	(0.07)

03/31/2018	9.36	0.07	0.12	0.19	0.00	0.00	(0.02)	(0.02)

03/31/2017	9.83	0.00	(0.47)	(0.47)	0.00	0.00	0.00	0.00

I-2

04/01/2021 - 09/30/2021+	10.58	(0.07)	1.29	1.22	(0.11)	0.00	0.00	(0.11)

03/31/2021	10.59	(0.11)	0.59	0.48	(0.43)	(0.06)	0.00	(0.49)

03/31/2020	9.86	0.07	0.88	0.95	(0.22)	0.00	0.00	(0.22)

03/31/2019	9.51	0.12	0.29	0.41	(0.06)	0.00	0.00	(0.06)

03/31/2018	9.36	0.06	0.11	0.17	0.00	0.00	(0.02)	(0.02)

03/31/2017	9.84	(0.01)	(0.47)	(0.48)	0.00	0.00	0.00	0.00

I-3

04/01/2021 - 09/30/2021+	10.60	(0.08)	1.30	1.22	(0.11)	0.00	0.00	(0.11)

03/31/2021	10.60	(0.10)	0.58	0.48	(0.42)	(0.06)	0.00	(0.48)

03/31/2020	9.87	0.08	0.86	0.94	(0.21)	0.00	0.00	(0.21)

04/27/2018 - 03/31/2019	9.40	0.12	0.41	0.53	(0.06)	0.00	0.00	(0.06)

Class A

04/01/2021 - 09/30/2021+	10.49	(0.09)	1.29	1.20	(0.10)	0.00	0.00	(0.10)

03/31/2021	10.50	(0.12)	0.57	0.45	(0.40)	(0.06)	0.00	(0.46)

03/31/2020	9.78	0.06	0.85	0.91	(0.19)	0.00	0.00	(0.19)

03/31/2019	9.44	0.09	0.28	0.37	(0.03)	0.00	0.00	(0.03)

03/31/2018	9.30	0.03	0.12	0.15	0.00	0.00	(0.01)	(0.01)

03/31/2017	9.80	(0.04)	(0.46)	(0.50)	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$11.73	11.69%	$1,377,533	1.42	%*	1.62	%*	1.41	%*	1.61	%*	(1.21)%*	12%

10.61	5.00	888,307	1.40		1.65		1.37		1.62		(0.86)	48

10.61	9.96	617,532	1.37		1.69		1.28		1.60		0.94	18

9.87	4.27	494,751	1.26		1.62		1.22		1.58		1.33	30

9.53	2.08	352,415	1.17		1.56		1.15		1.54		0.69	58

9.36	(4.78)	224,976	1.16		1.52		1.15		1.51		0.01	69

11.69	11.59	162,713	1.52	*	1.72	*	1.51	*	1.71	*	(1.31)*	12

10.58	4.85	103,899	1.50		1.75		1.47		1.72		(1.05)	48

10.59	9.83	26,567	1.47		1.79		1.38		1.70		0.71	18

9.86	4.29	2,615	1.36		1.72		1.32		1.68		1.22	30

9.51	1.81	1,882	1.27		1.66		1.25		1.64		0.59	58

9.36	(4.88)	1,147	1.26		1.62		1.25		1.61		(0.08)	69

11.71	11.54	20,065	1.57	*	1.82	*	1.56	*	1.81	*	(1.36)*	12

10.60	4.87	13,869	1.55		1.85		1.52		1.82		(1.01)	48

10.60	9.74	8,468	1.52		1.89		1.43		1.80		0.80	18

9.87	5.63	7,900	1.41	*	1.82	*	1.37	*	1.78	*	1.36 *	30

11.59	11.47	48,438	1.82	*	2.02	*	1.81	*	2.01	*	(1.61)*	12

10.49	4.56	30,969	1.80		2.05		1.77		2.02		(1.15)	48

10.50	9.51	53,242	1.77		2.09		1.68		2.00		0.59	18

9.78	3.93	52,416	1.66		2.02		1.62		1.98		0.92	30

9.44	1.56	57,500	1.57		1.96		1.55		1.94		0.30	58

9.30	(5.10)	5,537	1.56		1.92		1.55		1.91		(0.39)	69

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	15

Consolidated Statement of Assets and Liabilities PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,036,267
Investments in Affiliates	554,134

Financial Derivative Instruments
Exchange-traded or centrally cleared	25,490
Over the counter	39,164
Cash	1
Deposits with counterparty	8,319
Foreign currency, at value	29,519
Receivable for investments sold	109
Receivable for Fund shares sold	64,872
Interest and/or dividends receivable	328
Dividends receivable from Affiliates	122
Reimbursement receivable from PIMCO	249

Total Assets	1,758,574

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$13,949
Over the counter	41,205
Payable for investments purchased	80,472
Payable for investments in Affiliates purchased	122
Deposits from counterparty	11,300
Payable for Fund shares redeemed	764
Accrued investment advisory fees	1,600
Accrued supervisory and administrative fees	403
Accrued servicing fees	9
Other liabilities	1

Total Liabilities	149,825

Net Assets	$1,608,749

Net Assets Consist of:

Paid in capital	$1,414,404
Distributable earnings (accumulated loss)	194,345

Net Assets	$1,608,749

Cost of investments in securities	$1,038,838
Cost of investments in Affiliates	$553,372
Cost of foreign currency held	$29,828
Cost or premiums of financial derivative instruments, net	$42,011

* Includes repurchase agreements of:	$42,480

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2021 (Unaudited)

Net Assets:

Institutional Class	$1,377,533
I-2	162,713
I-3	20,065
Class A	48,438

Shares Issued and Outstanding:

Institutional Class	117,457
I-2	13,919
I-3	1,713
Class A	4,180

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.73
I-2	11.69
I-3	11.71
Class A	11.59

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	17

Consolidated Statement of Operations PIMCO TRENDS Managed Futures Strategy Fund

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$587
Dividends from Investments in Affiliates	659
Total Income	1,246

Expenses:

Investment advisory fees	7,872
Supervisory and administrative fees	1,981
Servicing fees - Class A	50
Trustee fees	2
Interest expense	87
Miscellaneous expense	30
Total Expenses	10,022
Waiver and/or Reimbursement by PIMCO	(1,210)
Net Expenses	8,812

Net Investment Income (Loss)	(7,566)

Net Realized Gain (Loss):

Investments in securities	(38)
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	121,342
Over the counter financial derivative instruments	(7,798)
Foreign currency	394

Net Realized Gain (Loss)	113,897

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(4,735)
Investments in Affiliates	(90)
Exchange-traded or centrally cleared financial derivative instruments	42,951
Over the counter financial derivative instruments	(5,951)
Foreign currency assets and liabilities	477

Net Change in Unrealized Appreciation (Depreciation)	32,652

Net Increase (Decrease) in Net Assets Resulting from Operations	$138,983

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$(7,566)	$(6,929)
Net realized gain (loss)	113,897	68,699
Net change in unrealized appreciation (depreciation)	32,652	(15,187)

Net Increase (Decrease) in Net Assets Resulting from Operations	138,983	46,583

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(11,209)	(31,423)
I-2	(1,245)	(2,365)
I-3	(172)	(510)
Class A	(376)	(1,805)

Total Distributions(a)	(13,002)	(36,103)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	445,724	320,755

Total Increase (Decrease) in Net Assets	571,705	331,235

Net Assets:

Beginning of period	1,037,044	705,809
End of period	$1,608,749	$1,037,044

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	19

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 64.4%

CORPORATE BONDS & NOTES 4.1%

BANKING & FINANCE 3.0%

Athene Global Funding
1.360% (US0003M + 1.230%) due 07/01/2022 ~	$1,000	$1,008

Brixmor Operating Partnership LP
1.176% (US0003M + 1.050%) due 02/01/2022 ~	900	902

Citigroup, Inc.
0.920% (SOFRRATE + 0.870%) due 11/04/2022 ~	2,000	2,003

Goldman Sachs Group, Inc.
0.460% due 01/27/2023 •	2,000	2,001

HSH Portfoliomanagement AoeR
0.457% (US0003M + 0.330%) due 11/19/2021 ~	3,000	3,001

JPMorgan Chase & Co.
3.875% due 02/01/2024	10,000	10,756

Lloyds Bank PLC
2.250% due 08/14/2022	4,000	4,071

Mitsubishi UFJ Financial Group, Inc.
0.915% (US0003M + 0.790%) due 07/25/2022 ~	3,400	3,421
0.985% (US0003M + 0.860%) due 07/26/2023 ~	400	405

Mizuho Financial Group, Inc.
0.725% (US0003M + 0.610%) due 09/08/2024 ~	1,800	1,811
0.994% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,623

Nationwide Building Society
1.700% due 02/13/2023	6,800	6,927

Nordea Bank Abp
1.061% (US0003M + 0.940%) due 08/30/2023 ~	200	203

PNC Financial Services Group, Inc.
2.200% due 11/01/2024	6,000	6,289

Sumitomo Mitsui Financial Group, Inc.
0.899% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,514

Toyota Motor Credit Corp.
0.524% due 05/17/2022 •	600	602

		48,537

INDUSTRIALS 0.6%

BAT Capital Corp.
1.005% (US0003M + 0.880%) due 08/15/2022 ~	2,000	2,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Central Nippon Expressway Co. Ltd.
0.686% (US0003M + 0.560%) due 11/02/2021 ~	$3,000	$3,001

Charter Communications Operating LLC
4.464% due 07/23/2022	300	308

eBay, Inc.
2.750% due 01/30/2023	1,600	1,647

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~	700	700

QUALCOMM, Inc.
0.859% (US0003M + 0.730%) due 01/30/2023 ~	500	505

Reckitt Benckiser Treasury Services PLC
0.689% (US0003M + 0.560%) due 06/24/2022 ~	500	502

		8,674

UTILITIES 0.5%

AT&T, Inc.
3.000% due 06/30/2022	1,100	1,116

Atmos Energy Corp.
0.496% (US0003M + 0.380%) due 03/09/2023 ~	5,200	5,201

Verizon Communications, Inc.
1.118% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,808

		8,125

Total Corporate Bonds & Notes (Cost $65,095)		65,336

U.S. GOVERNMENT AGENCIES 0.9%

Fannie Mae
0.446% due 12/25/2044 •	1,299	1,309
0.536% due 07/25/2049 •	2,708	2,738
0.546% due 07/25/2046 •	2,238	2,241

Freddie Mac
0.446% due 03/15/2037 - 08/15/2042 •	4,547	4,576
0.484% due 11/15/2043 •	921	931
0.634% due 01/15/2042 •	274	278

Ginnie Mae
0.584% due 12/20/2068 •	1,205	1,199
0.720% due 03/20/2065 •	700	705

Total U.S. Government Agencies (Cost $13,903)		13,977

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Trinity Square PLC
0.899% due 07/15/2059 •	GBP	3,881	$5,259

Total Non-Agency Mortgage-Backed Securities (Cost $5,394)			5,259

ASSET-BACKED SECURITIES 0.2%

SLC Student Loan Trust
0.226% due 03/15/2027 •		$547	546
0.236% due 06/15/2029 •		755	753

SLM Student Loan Trust
0.215% due 01/26/2026 •		11	11
0.536% due 06/25/2043 •		717	713
0.586% due 12/15/2027 •		490	490
0.666% due 12/15/2025 •		491	491

Total Asset-Backed Securities (Cost $2,994)			3,004

SOVEREIGN ISSUES 0.6%

Export-Import Bank of India
1.131% (US0003M + 1.000%) due 08/21/2022 ~		1,500	1,508

Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	13,930	4,321
0.750% due 07/31/2022		780	243
5.500% due 01/31/2022		9,510	3,004

Total Sovereign Issues (Cost $8,897)			9,076

		OUNCES
COMMODITIES 4.0%

Gold Warehouse Receipts		20,039	35,172

Platinum Warehouse Receipts		8,242	7,919

Silver Warehouse Receipts		965,700	21,265

Total Commodities (Cost $67,427)			64,356

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 54.4%

REPURCHASE AGREEMENTS (d) 2.6%
			42,480

ISRAEL TREASURY BILLS 0.6%
(0.006)% due 11/30/2021 - 08/03/2022 (b)(c)	ILS	29,020	9,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 38.2%
0.049% due 10/05/2021 - 03/31/2022 (b)(c)(f)(h)	$614,100	$613,997

U.S. TREASURY CASH MANAGEMENT BILLS 13.0%
0.039% due 01/04/2022 - 02/01/2022 (a)(b)(c)(f)(h)	209,800	209,782

Total Short-Term Instruments (Cost $875,128)		875,259

Total Investments in Securities (Cost $1,038,838)		1,036,267

	SHARES
INVESTMENTS IN AFFILIATES 34.4%

SHORT-TERM INSTRUMENTS 34.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.4%

PIMCO Short Asset Portfolio	8,473,192	84,868

PIMCO Short-Term Floating NAV Portfolio III	47,583,267	469,266

Total Short-Term Instruments (Cost $553,372)		554,134

Total Investments in Affiliates (Cost $553,372)		554,134

Total Investments 98.8% (Cost $1,592,210)		$1,590,401

Financial Derivative Instruments (e)(g) 0.6% (Cost or Premiums, net $42,011)		9,500

Other Assets and Liabilities, net 0.6%		8,848

Net Assets 100.0%		$1,608,749

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	21

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2021	10/01/2021	$16,080	U.S. Treasury Notes 0.125% due 12/31/2022	$(16,402)	$16,080	$16,080
MBC	0.040	09/30/2021	10/01/2021	26,400	U.S. Treasury Bills 0.000% due 05/19/2022	(27,025)	26,400	26,400

Total Repurchase Agreements						$(43,427)	$42,480	$42,480

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$16,080	$0	$0	$16,080	$(16,402)	$(322)
MBC	26,400	0	0	26,400	(27,025)	(625)

Total Borrowings and Other Financing Transactions	$42,480	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Canada Bankers’ Acceptance September Futures	09/2023	69	$13,388	$(40)	$11	$(7)
Aluminum January Futures	01/2022	556	39,639	(43)	0	(43)
Amsterdam Index October Futures	10/2021	115	20,523	(426)	47	(116)
Arabica Coffee March Futures	03/2022	237	17,491	530	49	0
Australia Government 3-Year Note December Futures	12/2021	494	41,584	(90)	46	(14)
Brent Crude February Futures	12/2021	185	14,201	886	28	0
CAC 40 Index October Futures	10/2021	23	1,737	(38)	15	(11)
Coal February Futures	02/2022	29	5,533	2,183	313	0
Coal January Futures	01/2022	29	5,733	2,384	303	0
Coal March Futures	03/2022	29	5,326	1,976	316	0
Cocoa December Futures	12/2021	488	12,322	316	469	0
Cocoa March Futures	03/2022	183	4,899	26	112	0
Copper March Futures	03/2022	119	12,116	(531)	0	(332)
Cotton No. 2 March Futures	03/2022	664	34,488	3,687	974	0
DAX Index December Futures	12/2021	10	4,427	(112)	27	(15)
E-mini NASDAQ 100 Index December Futures	12/2021	41	12,040	(592)	0	(47)
E-Mini Russell 2000 Index December Futures	12/2021	22	2,421	(35)	0	(23)
E-mini S&P 500 Index December Futures	12/2021	15	3,223	(123)	0	(39)
Euro STOXX Bank December Futures	12/2021	542	3,086	122	60	0
Euro-BTP Italy Government Bond December Futures	12/2021	293	40,497	(144)	225	(34)
Euro-Mill Wheat December Futures	12/2021	1,424	21,278	891	330	0
FTSE 100 Index December Futures	12/2021	90	8,578	30	95	(2)
FTSE Taiwan Index October Futures	10/2021	673	39,815	(933)	168	0
FTSE/MIB Index December Futures	12/2021	33	4,849	(26)	26	(10)
Gas Oil January Futures	01/2022	481	32,071	2,521	373	0
Globex Natural Gas January Futures	12/2021	351	21,316	4,400	1,397	0
Gold 100 oz. February Futures	02/2022	144	25,322	(630)	484	0
Hard Red Winter Wheat March Futures	03/2022	441	16,300	365	424	0
IBEX 35 Index October Futures	10/2021	25	2,553	6	27	(14)
ICE Carbon Emissions December Futures	12/2021	492	35,186	2,281	492	(650)
Lead January Futures	01/2022	330	17,259	(384)	0	(384)
Lean Hogs February Futures	02/2022	48	1,675	179	28	0
MEXBOL Index December Futures	12/2021	347	8,658	(51)	59	0
MSCI Singapore Index October Futures	10/2021	1,075	27,987	(529)	0	(186)
Natural Gas November Futures	10/2021	195	15,901	3,628	2,896	0
Natural Gas November Futures	10/2021	165	16,753	3,652	2,808	0
New York Harbor January 2022 Futures	12/2021	241	23,503	1,653	319	0
Nickel January Futures	01/2022	233	25,065	(1,337)	0	(1,337)
Nikkei 225 Index December Futures	12/2021	71	9,464	(141)	13	(76)
RBOB Gasoline January Futures	12/2021	349	31,343	1,469	254	0
Red Spring Wheat December Futures	12/2021	161	7,346	66	72	0
Robusta Coffee November Futures	11/2021	524	11,140	(41)	52	0
S&P CNX Nifty Index October Futures	10/2021	1,831	64,459	(424)	0	(424)
S&P/Toronto Stock Exchange 60 December Futures	12/2021	45	8,499	(218)	5	(43)
SPI 200 Index December Futures	12/2021	125	16,476	(263)	264	(142)
Sugar No. 11 March Futures	02/2022	666	15,172	465	505	(1)
Topix Index December 2021 Futures December Futures	12/2021	216	39,408	(661)	0	(485)
Wheat March Futures	03/2022	113	4,161	37	80	0
WIG20 Index December 2021 Futures December Futures	12/2021	2,029	23,498	(551)	374	0
WTI Crude February Futures	01/2022	254	18,692	1,110	46	0
Zinc January Futures	01/2022	340	25,398	(45)	0	(45)

				$26,455	$14,586	$(4,480)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	23

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor March Futures	03/2023	1,177	$(342,140)	$118	$17	$(60)
90-Day Eurodollar March Futures	03/2024	1,572	(387,989)	148	0	(59)
Australia Government 10-Year Bond December Futures	12/2021	502	(51,343)	119	124	(2)
BIST 30 Index October Futures	10/2021	26,528	(45,275)	(180)	0	(709)
Corn March Futures	03/2022	278	(7,569)	(181)	35	0
Euro-OAT France Government 10-Year Bond December Futures	12/2021	395	(75,930)	637	167	(83)
FTSE China A50 Index October Futures	10/2021	1,494	(23,147)	(184)	3	(114)
FTSE/JSE TOP 40 Index December Futures	12/2021	550	(21,250)	(291)	37	(255)
Gold 100 oz. December Futures	12/2021	200	(35,140)	750	0	(682)
Hang Seng China Enterprises Index October Futures	10/2021	411	(36,217)	(427)	17	(95)
Iron Ore November Futures	11/2021	1,368	(15,984)	(1,079)	0	(458)
Live Cattle February Futures February Futures	02/2022	26	(1,359)	20	12	0
OMX Stockholm 30 Index October 2021 Futures October Futures	10/2021	73	(1,879)	31	0	(5)
Palladium December Futures	12/2021	141	(26,787)	3,225	0	(980)
Platinum January Futures	01/2022	178	(8,565)	9	0	(137)
Silver December Futures	12/2021	193	(21,275)	1,277	0	(542)
Silver March Futures	03/2022	20	(2,209)	236	0	(56)
Soybean January Futures	01/2022	233	(14,743)	234	326	0
Soybean Meal January Futures	01/2022	895	(29,625)	815	1,128	0
Soybean Oil January Futures	01/2022	191	(6,710)	(177)	0	(77)
Swiss Market Index December Futures	12/2021	44	(5,477)	(6)	20	(24)
Volatility S&P 500 Index October Futures	10/2021	127	(2,904)	(246)	16	0
VSTOXX Mini October Futures	10/2021	1,619	(4,351)	(443)	103	0
White Sugar December Futures	11/2021	31	(795)	(13)	0	(12)

				$4,392	$2,005	$(4,350)

Total Futures Contracts				$30,847	$16,591	$(8,830)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
iTraxx Crossover 35 5-Year Index	(5.000)%	Quarterly	06/20/2026	EUR	63,500	$8,765	$(49)	$8,716	$0	$(85)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026		$5,700	$(129)	$(53)	$(182)	$0	$(2)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		46,300	(1,598)	(230)	(1,828)	4	(14)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		49,500	4,857	(225)	4,632	0	(46)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		32,100	3,054	(26)	3,028	0	(40)
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	86,900	12,427	(345)	12,082	0	(202)

						$18,611	$(879)	$17,732	$4	$(304)

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	106,900	$1,135	$2,074	$3,209	$594	$0
Receive	1-Day INR-MIBOR Compounded-OIS	4.118	Semi-Annual	09/16/2025	INR	1,301,800	515	101	616	13	0
Receive	1-Day INR-MIBOR Compounded-OIS	4.313	Semi-Annual	12/16/2025		549,300	178	41	219	5	0
Pay	1-Day INR-MIBOR Compounded-OIS	4.395	Semi-Annual	12/16/2025		881,400	202	(514)	(312)	0	(9)
Receive	1-Day INR-MIBOR Compounded-OIS	4.710	Semi-Annual	03/17/2026		1,165,000	165	143	308	10	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.400	Semi-Annual	03/17/2026		1,316,200	(287)	148	(139)	11	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.400	Semi-Annual	06/16/2026		66,000	(14)	4	(10)	1	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.250	Semi-Annual	09/15/2026		9,008,700	552	(776)	(224)	0	(77)
Receive	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026		2,386,400	280	(234)	46	20	0
Receive(5)	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	12/15/2026		5,436,000	(128)	(70)	(198)	0	(69)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031	JPY	16,980,000	(7)	347	340	65	(90)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	0.750	Semi-Annual	09/15/2026	SGD	142,700	(1,061)	(336)	(1,397)	0	(8)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.000	Semi-Annual	12/15/2026		183,400	509	175	684	173	0
Receive	1-Year BRL-CDI	5.338	Maturity	01/02/2025	BRL	82,200	815	598	1,413	28	0
Receive	1-Year BRL-CDI	5.615	Maturity	01/02/2025		74,500	649	546	1,195	26	0
Pay	1-Year BRL-CDI	5.675	Maturity	01/02/2025		71,900	(471)	(532)	(1,003)	0	(25)
Pay	1-Year BRL-CDI	5.770	Maturity	01/02/2025		86,500	(814)	(630)	(1,444)	0	(30)
Pay	1-Year BRL-CDI	5.840	Maturity	01/02/2025		219,900	(1,950)	(1,606)	(3,556)	0	(76)
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025		225,800	1,092	1,686	2,778	79	0
Pay	1-Year BRL-CDI	5.877	Maturity	01/02/2025		103,500	(575)	(769)	(1,344)	0	(36)
Pay	1-Year BRL-CDI	5.950	Maturity	01/02/2025		78,500	(533)	(579)	(1,112)	0	(27)
Pay	1-Year BRL-CDI	6.238	Maturity	01/02/2025		50,200	(96)	(379)	(475)	0	(18)
Receive	1-Year BRL-CDI	6.270	Maturity	01/02/2025		123,300	194	933	1,127	43	0
Receive	1-Year BRL-CDI	6.479	Maturity	01/02/2025		3,500	4	27	31	1	0
Receive	1-Year BRL-CDI	6.620	Maturity	01/02/2025		187,800	570	1,410	1,980	66	0
Receive	1-Year BRL-CDI	6.630	Maturity	01/02/2025		169,000	502	1,270	1,772	59	0
Receive	1-Year BRL-CDI	6.840	Maturity	01/02/2025		267,300	1,179	1,994	3,173	93	0
Receive	1-Year BRL-CDI	7.010	Maturity	01/02/2025		112,400	413	842	1,255	39	0
Receive	1-Year BRL-CDI	7.328	Maturity	01/02/2025		349,600	(206)	3,611	3,405	123	0
Pay	1-Year BRL-CDI	7.715	Maturity	01/02/2025		176,500	0	(1,631)	(1,631)	0	(62)
Pay	1-Year BRL-CDI	8.075	Maturity	01/02/2025		15,000	35	(144)	(109)	0	(5)
Receive	1-Year BRL-CDI	8.180	Maturity	01/02/2025		200,300	0	1,497	1,497	71	0
Pay	1-Year BRL-CDI	8.550	Maturity	01/02/2025		248,700	3,084	(2,000)	1,084	0	(90)
Receive	1-Year BRL-CDI	8.730	Maturity	01/02/2025		223,700	0	1,215	1,215	79	0
Receive	1-Year BRL-CDI	8.985	Maturity	01/02/2025		168,600	0	743	743	60	0
Receive	1-Year BRL-CDI	9.630	Maturity	01/02/2025		188,000	0	325	325	67	0
Receive(5)	3-Month CAD-Bank Bill	2.000	Semi-Annual	12/15/2031	CAD	73,500	(139)	210	71	210	0
Receive	3-Month CNY-CNREPOFIX	2.268	Quarterly	09/16/2025	CNY	117,400	(104)	215	111	0	(7)
Receive	3-Month CNY-CNREPOFIX	2.295	Quarterly	09/16/2025		493,500	(1,090)	1,480	390	0	(30)
Receive	3-Month CNY-CNREPOFIX	2.345	Quarterly	09/16/2025		168,100	(119)	203	84	0	(10)
Receive	3-Month CNY-CNREPOFIX	2.725	Quarterly	09/16/2025		76,100	12	(144)	(132)	0	(4)
Pay	3-Month CNY-CNREPOFIX	2.630	Quarterly	12/16/2025		63,700	(8)	81	73	5	0
Receive	3-Month CNY-CNREPOFIX	2.645	Quarterly	12/16/2025		135,600	(7)	(162)	(169)	0	(10)
Receive	3-Month CNY-CNREPOFIX	2.718	Quarterly	12/16/2025		66,800	7	(120)	(113)	0	(5)
Receive	3-Month CNY-CNREPOFIX	2.780	Quarterly	12/16/2025		453,400	37	(981)	(944)	0	(32)
Pay	3-Month CNY-CNREPOFIX	2.623	Quarterly	03/17/2026		24,000	(23)	49	26	2	0
Pay	3-Month CNY-CNREPOFIX	2.663	Quarterly	03/17/2026		106,000	(72)	216	144	8	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	25

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CNY-CNREPOFIX	2.700%	Quarterly	03/17/2026	CNY	130,200	$(50)	$258	$208	$9	$0
Pay	3-Month CNY-CNREPOFIX	2.790	Quarterly	03/17/2026		59,500	12	118	130	4	0
Pay	3-Month CNY-CNREPOFIX	2.823	Quarterly	03/17/2026		116,600	49	231	280	8	0
Receive	3-Month CNY-CNREPOFIX	2.900	Quarterly	03/17/2026		354,400	(338)	(691)	(1,029)	0	(22)
Receive	3-Month CNY-CNREPOFIX	2.927	Quarterly	03/17/2026		90,000	(102)	(175)	(277)	0	(6)
Receive	3-Month CNY-CNREPOFIX	2.993	Quarterly	03/17/2026		115,000	(183)	(220)	(403)	0	(7)
Pay	3-Month CNY-CNREPOFIX	2.800	Quarterly	06/16/2026		905,900	353	1,704	2,057	65	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/15/2026		244,900	(68)	27	(41)	0	(18)
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/15/2026		1,249,400	1,333	1,130	2,463	85	0
Receive	3-Month COP-IBR Compounded-OIS	5.150	Quarterly	03/13/2025	COP	32,399,200	397	(354)	43	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	4.350	Quarterly	03/27/2025		18,740,800	18	143	161	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		24,984,600	54	162	216	0	(50)
Pay	3-Month COP-IBR Compounded-OIS	3.850	Quarterly	04/24/2025		63,969,600	(77)	(715)	(792)	14	0
Pay	3-Month COP-IBR Compounded-OIS	3.612	Quarterly	05/08/2025		46,881,400	(101)	(603)	(704)	10	0
Receive	3-Month COP-IBR Compounded-OIS	3.400	Quarterly	08/28/2025		31,428,600	(285)	896	611	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	3.295	Quarterly	10/09/2025		44,251,300	(192)	(725)	(917)	8	0
Receive	3-Month COP-IBR Compounded-OIS	3.220	Quarterly	12/11/2025		57,840,600	(796)	2,157	1,361	0	(12)
Pay	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026		34,052,300	236	(1,121)	(885)	8	0
Receive	3-Month COP-IBR Compounded-OIS	3.940	Quarterly	03/05/2026		89,552,200	(646)	2,214	1,568	0	(25)
Receive	3-Month COP-IBR Compounded-OIS	4.110	Quarterly	03/23/2026		115,138,400	(557)	2,429	1,872	0	(35)
Receive	3-Month COP-IBR Compounded-OIS	4.240	Quarterly	04/16/2026		50,997,400	(39)	750	711	0	(17)
Pay	3-Month COP-IBR Compounded-OIS	4.490	Quarterly	04/30/2026		49,073,600	(43)	(526)	(569)	17	0
Pay	3-Month COP-IBR Compounded-OIS	4.885	Quarterly	05/14/2026		50,530,000	0	(390)	(390)	19	0
Pay	3-Month COP-IBR Compounded-OIS	4.660	Quarterly	06/11/2026		53,430,200	(175)	(421)	(596)	22	0
Pay	3-Month HKD-HIBOR	1.340	Quarterly	03/18/2025	HKD	207,300	689	(168)	521	27	0
Pay	3-Month HKD-HIBOR	1.715	Quarterly	03/18/2025		510,700	2,605	(471)	2,134	67	0
Pay	3-Month HKD-HIBOR	1.810	Quarterly	03/18/2025		286,700	1,592	(273)	1,319	38	0
Receive	3-Month HKD-HIBOR	1.860	Quarterly	03/18/2025		185,700	(1,075)	179	(896)	0	(25)
Pay	3-Month HKD-HIBOR	1.010	Quarterly	06/17/2025		117,700	190	(90)	100	14	0
Receive	3-Month HKD-HIBOR	1.120	Quarterly	06/17/2025		84,100	(183)	67	(116)	0	(10)
Pay	3-Month HKD-HIBOR	1.600	Quarterly	06/17/2025		176,300	811	(164)	647	22	0
Receive	3-Month HKD-HIBOR	0.575	Quarterly	09/16/2025		110,900	97	76	173	0	(12)
Pay	3-Month HKD-HIBOR	0.618	Quarterly	09/16/2025		236,200	(153)	(165)	(318)	26	0
Receive	3-Month HKD-HIBOR	0.700	Quarterly	09/16/2025		317,800	65	230	295	0	(35)
Pay	3-Month HKD-HIBOR	0.790	Quarterly	09/16/2025		116,500	32	(87)	(55)	13	0
Receive	3-Month HKD-HIBOR	1.085	Quarterly	09/16/2025		304,200	(566)	253	(313)	0	(34)
Receive	3-Month HKD-HIBOR	0.550	Quarterly	12/16/2025		101,900	135	74	209	0	(11)
Pay	3-Month HKD-HIBOR	0.583	Quarterly	12/16/2025		232,700	(265)	(171)	(436)	24	0
Pay	3-Month HKD-HIBOR	0.680	Quarterly	12/16/2025		93,400	(55)	(71)	(126)	10	0
Receive	3-Month HKD-HIBOR	0.698	Quarterly	12/16/2025		58,000	28	45	73	0	(6)
Pay	3-Month HKD-HIBOR	0.705	Quarterly	12/16/2025		60,000	(27)	(46)	(73)	6	0
Pay	3-Month HKD-HIBOR	0.500	Quarterly	03/17/2026		450,200	(884)	(336)	(1,220)	44	0
Receive	3-Month HKD-HIBOR	0.560	Quarterly	03/17/2026		83,300	134	63	197	0	(8)
Receive	3-Month HKD-HIBOR	0.568	Quarterly	03/17/2026		152,300	237	117	354	0	(15)
Pay	3-Month HKD-HIBOR	0.598	Quarterly	03/17/2026		65,100	(90)	(50)	(140)	6	0
Receive	3-Month HKD-HIBOR	0.607	Quarterly	03/17/2026		180,800	239	141	380	0	(18)
Receive	3-Month HKD-HIBOR	0.608	Quarterly	03/17/2026		154,400	204	120	324	0	(15)
Receive	3-Month HKD-HIBOR	0.670	Quarterly	03/17/2026		229,500	217	183	400	0	(23)

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month HKD-HIBOR	0.900%	Quarterly	03/17/2026	HKD	594,600	$(256)	$513	$257	$0	$(59)
Pay	3-Month HKD-HIBOR	0.910	Quarterly	03/17/2026		98,100	48	(85)	(37)	10	0
Receive	3-Month HKD-HIBOR	1.000	Quarterly	03/17/2026		179,800	(185)	160	(25)	0	(18)
Pay	3-Month HKD-HIBOR	1.000	Quarterly	06/16/2026		481,500	371	(422)	(51)	44	0
Receive	3-Month HKD-HIBOR	0.750	Quarterly	09/15/2026		663,700	323	962	1,285	0	(55)
Pay	3-Month HKD-HIBOR	0.883	Quarterly	09/15/2026		2,100	0	(2)	(2)	0	0
Receive(5)	3-Month HKD-HIBOR	1.250	Quarterly	12/15/2026		643,800	(526)	94	(432)	94	0
Receive	3-Month ILS-TELBOR	0.730	Annual	05/21/2026	ILS	46,000	0	(9)	(9)	30	0
Pay	3-Month ILS-TELBOR	0.628	Annual	06/25/2026		115,000	0	(207)	(207)	0	(79)
Receive	3-Month ILS-TELBOR	0.601	Annual	07/05/2026		46,700	(29)	142	113	33	0
Pay	3-Month ILS-TELBOR	0.520	Annual	07/26/2026		358,400	0	(1,405)	(1,405)	0	(258)
Receive	3-Month ILS-TELBOR	0.692	Annual	09/13/2026		690,300	9	1,312	1,321	520	0
Pay	3-Month KRW-KORIBOR	0.830	Quarterly	09/16/2025	KRW	26,840,300	(631)	(192)	(823)	0	(11)
Receive	3-Month KRW-KORIBOR	0.850	Quarterly	09/16/2025		12,070,000	275	87	362	5	0
Receive	3-Month KRW-KORIBOR	0.910	Quarterly	09/16/2025		17,607,400	361	132	493	7	0
Receive	3-Month KRW-KORIBOR	0.888	Quarterly	12/16/2025		9,950,000	234	75	309	4	0
Receive	3-Month KRW-KORIBOR	1.135	Quarterly	03/17/2026		107,311,400	1,643	939	2,582	46	0
Receive	3-Month KRW-KORIBOR	1.400	Quarterly	03/17/2026		79,345,400	330	791	1,121	34	0
Receive	3-Month KRW-KORIBOR	1.500	Quarterly	06/16/2026		51,825,400	30	562	592	25	0
Receive	3-Month KRW-KORIBOR	1.500	Quarterly	09/15/2026		143,410,200	996	786	1,782	80	0
Receive	3-Month KRW-KORIBOR	1.625	Quarterly	09/15/2026		13,358,400	(1)	98	97	7	0
Receive(5)	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		40,860,000	(242)	(14)	(256)	0	(14)
Receive	3-Month PLN-WIBOR	1.405	Annual	08/10/2026	PLN	468,900	1,044	1,274	2,318	427	0
Receive(5)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		$26,000	(125)	(5)	(130)	0	(29)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		8,400	(327)	60	(267)	0	(22)
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025	ZAR	553,100	2,181	(496)	1,685	11	0
Receive	3-Month ZAR-JIBAR	6.460	Quarterly	03/04/2025		166,400	(447)	132	(315)	0	(4)
Pay	3-Month ZAR-JIBAR	6.620	Quarterly	03/11/2025		204,900	634	(186)	448	5	0
Receive	3-Month ZAR-JIBAR	7.520	Quarterly	03/20/2025		482,300	(2,567)	612	(1,955)	0	(12)
Receive	3-Month ZAR-JIBAR	7.200	Quarterly	03/25/2025		665,400	(3,035)	820	(2,215)	0	(18)
Pay	3-Month ZAR-JIBAR	6.200	Quarterly	04/22/2025		227,300	505	(171)	334	5	0
Pay	3-Month ZAR-JIBAR	6.320	Quarterly	04/23/2025		161,000	407	(127)	280	3	0
Pay	3-Month ZAR-JIBAR	5.740	Quarterly	05/06/2025		243,100	263	(183)	80	5	0
Pay	3-Month ZAR-JIBAR	5.330	Quarterly	05/13/2025		265,000	(69)	(101)	(170)	5	0
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	05/27/2025		276,500	(44)	(128)	(172)	6	0
Pay	3-Month ZAR-JIBAR	5.120	Quarterly	09/02/2025		64,800	(76)	(25)	(101)	1	0
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025		285,200	480	117	597	0	(6)
Receive	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		222,100	473	42	515	0	(4)
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	235	278	0	(13)
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	12	3	0	(1)
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(817)	(702)	16	0
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(647)	(638)	12	0
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	818	818	0	(31)
Receive	3-Month ZAR-JIBAR	6.023	Quarterly	07/01/2026		240,100	36	(59)	(23)	0	(6)
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		1,002,200	(14)	(911)	(925)	24	0
Receive	3-Month ZAR-JIBAR	5.980	Quarterly	09/22/2026		562,900	0	348	348	0	(16)
Receive	3-Month ZAR-JIBAR	6.231	Quarterly	09/29/2026		831,700	0	(47)	(47)	0	(47)
Pay	6-Month CLP-CHILIBOR	2.280	Semi-Annual	02/14/2025	CLP	5,878,100	74	(600)	(526)	2	0
Pay	6-Month CLP-CHILIBOR	1.915	Semi-Annual	03/09/2025		10,897,800	(92)	(1,087)	(1,179)	0	(5)
Pay	6-Month CLP-CHILIBOR	1.520	Semi-Annual	05/08/2025		392,900	(14)	(36)	(50)	0	0
Receive	6-Month CLP-CHILIBOR	1.190	Semi-Annual	08/14/2025		1,251,700	79	116	195	0	0
Receive	6-Month CLP-CHILIBOR	1.310	Semi-Annual	10/23/2025		279,400	17	27	44	0	0
Receive	6-Month CLP-CHILIBOR	1.750	Semi-Annual	02/12/2026		14,274,600	629	1,511	2,140	5	0
Receive	6-Month CLP-CHILIBOR	2.290	Semi-Annual	03/09/2026		16,319,000	157	1,913	2,070	21	0
Receive	6-Month CLP-CHILIBOR	2.525	Semi-Annual	03/22/2026		16,304,900	(89)	1,997	1,908	29	0
Pay	6-Month CLP-CHILIBOR	2.500	Semi-Annual	05/07/2026		9,017,900	7	(1,024)	(1,017)	0	(9)
Pay	6-Month CLP-CHILIBOR	2.840	Semi-Annual	05/28/2026		12,369,600	0	(1,193)	(1,193)	0	(7)
Receive	6-Month CLP-CHILIBOR	3.075	Semi-Annual	06/11/2026		12,134,300	0	1,034	1,034	4	0
Receive	6-Month CLP-CHILIBOR	3.170	Semi-Annual	06/21/2026		15,197,900	0	1,241	1,241	5	0
Pay	6-Month CLP-CHILIBOR	3.570	Semi-Annual	07/09/2026		20,313,700	3	(1,258)	(1,255)	0	(6)
Receive	6-Month CLP-CHILIBOR	3.245	Semi-Annual	07/19/2026		5,879,800	0	482	482	2	0
Receive	6-Month CLP-CHILIBOR	3.728	Semi-Annual	08/20/2026		37,043,400	0	2,239	2,239	37	0
Receive	6-Month CLP-CHILIBOR	4.395	Semi-Annual	09/24/2026		16,226,600	0	478	478	37	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	27

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CZK-PRIBOR	1.941%	Annual	02/21/2025	CZK	401,600	$(154)	$414	$260	$117	$0
Pay	6-Month CZK-PRIBOR	1.385	Annual	03/06/2025		895,800	(480)	(981)	(1,461)	0	(244)
Pay	6-Month CZK-PRIBOR	1.113	Annual	03/13/2025		129,900	(130)	(146)	(276)	0	(34)
Pay	6-Month CZK-PRIBOR	1.124	Annual	03/13/2025		527,700	(518)	(592)	(1,110)	0	(140)
Pay	6-Month CZK-PRIBOR	0.590	Annual	03/26/2025		282,200	(542)	(325)	(867)	0	(70)
Pay	6-Month CZK-PRIBOR	0.710	Annual	03/30/2025		237,700	(409)	(203)	(612)	11	0
Receive	6-Month CZK-PRIBOR	0.690	Annual	05/04/2025		185,400	334	241	575	54	0
Pay	6-Month CZK-PRIBOR	0.421	Annual	05/15/2025		101,400	(247)	(120)	(367)	0	(31)
Receive	6-Month CZK-PRIBOR	0.637	Annual	07/24/2025		107,400	241	130	371	38	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025		5,600	12	6	18	2	0
Pay	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025		267,200	(611)	(325)	(936)	0	(76)
Receive	6-Month CZK-PRIBOR	1.100	Annual	12/31/2025		1,144,600	1,690	1,390	3,080	469	0
Receive	6-Month CZK-PRIBOR	1.570	Annual	03/09/2026		946,700	464	1,197	1,661	323	0
Receive	6-Month CZK-PRIBOR	1.580	Annual	03/19/2026		710,300	349	896	1,245	235	0
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026		724,600	(123)	1,125	1,002	335	0
Pay	6-Month CZK-PRIBOR	1.715	Annual	07/23/2026		1,307,800	(75)	(2,470)	(2,545)	0	(570)
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		2,277,400	1,014	2,052	3,066	891	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	79,200	(980)	766	(214)	78	0
Receive	6-Month HUF-BBR	1.415	Annual	02/21/2025	HUF	12,565,900	580	1,004	1,584	31	0
Receive	6-Month HUF-BBR	1.465	Annual	02/24/2025		6,283,100	254	503	757	15	0
Receive	6-Month HUF-BBR	1.520	Annual	02/24/2025		3,926,800	133	313	446	9	0
Receive	6-Month HUF-BBR	1.450	Annual	02/25/2025		2,764,500	117	222	339	7	0
Pay	6-Month HUF-BBR	0.990	Annual	03/06/2025		12,219,600	(1,189)	(1,034)	(2,223)	0	(27)
Pay	6-Month HUF-BBR	0.860	Annual	03/13/2025		7,174,900	(817)	(603)	(1,420)	0	(14)
Pay	6-Month HUF-BBR	1.005	Annual	03/16/2025		7,015,000	(680)	(587)	(1,267)	0	(14)
Receive	6-Month HUF-BBR	0.980	Annual	03/24/2025		16,027,500	1,618	1,364	2,982	30	0
Pay	6-Month HUF-BBR	0.640	Annual	03/30/2025		8,685,400	(1,249)	(745)	(1,994)	0	(16)
Receive	6-Month HUF-BBR	1.380	Annual	04/15/2025		3,720,800	198	378	576	6	0
Receive	6-Month HUF-BBR	1.330	Annual	04/16/2025		5,483,800	327	557	884	10	0
Receive	6-Month HUF-BBR	1.360	Annual	04/16/2025		584,100	33	59	92	1	0
Pay	6-Month HUF-BBR	1.088	Annual	05/15/2025		7,937,600	(925)	(625)	(1,550)	0	(22)
Pay	6-Month HUF-BBR	0.905	Annual	06/05/2025		8,020,700	(1,104)	(686)	(1,790)	0	(28)
Pay	6-Month HUF-BBR	0.808	Annual	08/07/2025		4,274,500	(671)	(392)	(1,063)	0	(15)
Receive	6-Month HUF-BBR	0.850	Annual	08/10/2025		463,700	71	42	113	2	0
Receive	6-Month HUF-BBR	1.085	Annual	08/14/2025		18,513,500	2,339	1,659	3,998	59	0
Pay	6-Month HUF-BBR	1.085	Annual	11/16/2025		6,799,800	(838)	(601)	(1,439)	0	(22)
Pay	6-Month HUF-BBR	1.115	Annual	01/08/2026		18,304,400	(2,288)	(1,723)	(4,011)	0	(86)
Receive	6-Month HUF-BBR	1.220	Annual	01/15/2026		9,941,500	1,102	927	2,029	44	0
Receive	6-Month HUF-BBR	1.230	Annual	01/15/2026		15,498,800	1,697	1,442	3,139	68	0
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026		10,484,500	9	1,049	1,058	30	0
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	2,136	2,220	55	0
Pay	6-Month HUF-BBR	1.920	Annual	04/16/2026		1,848,000	(17)	(226)	(243)	0	(5)
Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(723)	(509)	0	(41)
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		14,694,000	81	818	899	56	0
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		9,353,740	214	195	409	45	0
Pay	6-Month PLN-WIBOR	1.775	Annual	06/04/2026	CZK	848,900	113	(1,523)	(1,410)	0	(353)
Receive	6-Month PLN-WIBOR	1.934	Annual	07/02/2026		1,432,000	0	2,085	2,085	661	0
Receive	6-Month PLN-WIBOR	1.933	Annual	01/17/2025	PLN	298,500	(1,972)	251	(1,721)	159	0
Pay	6-Month PLN-WIBOR	1.823	Annual	02/14/2025		344,400	2,041	(542)	1,499	0	(176)
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		302,300	1,027	(611)	416	0	(155)
Pay	6-Month PLN-WIBOR	1.145	Annual	03/13/2025		33,900	(11)	(80)	(91)	0	(18)
Receive	6-Month PLN-WIBOR	0.830	Annual	03/30/2025		64,100	221	165	386	34	0
Pay	6-Month PLN-WIBOR	0.560	Annual	04/17/2025		34,500	(215)	(102)	(317)	0	(19)
Pay	6-Month PLN-WIBOR	0.635	Annual	05/08/2025		2,200	(12)	(7)	(19)	0	(1)
Receive	6-Month PLN-WIBOR	0.705	Annual	05/29/2025		38,800	259	67	326	23	0
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025		65,900	(564)	(167)	(731)	0	(42)
Pay	6-Month PLN-WIBOR	0.580	Annual	01/11/2026		120,700	(1,114)	(294)	(1,408)	0	(96)
Receive	6-Month PLN-WIBOR	0.730	Annual	02/05/2026		107,000	824	260	1,084	83	0
Receive	6-Month PLN-WIBOR	0.890	Annual	02/12/2026		332,300	1,953	796	2,749	257	0
Receive	6-Month PLN-WIBOR	1.229	Annual	03/09/2026		107,900	204	280	484	83	0
Receive	6-Month PLN-WIBOR	1.188	Annual	03/19/2026		269,600	786	590	1,376	210	0
Receive	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		68,800	(13)	241	228	61	0
Pay	6-Month PLN-WIBOR	1.450	Annual	07/05/2026		13,800	5	(59)	(54)	0	(13)

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	6.440%	Lunar	01/28/2025	MXN	1,137,700	$(1,705)	$2,275	$570	$0	$(61)
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(356)	508	152	0	(14)
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	(148)	139	(9)	0	(4)
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	(839)	752	(87)	0	(21)
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	704	(1,319)	(615)	38	0
Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025		462,100	521	(955)	(434)	27	0
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025		298,300	(104)	(545)	(649)	17	0
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025		216,700	(75)	(406)	(481)	13	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		358,200	(347)	(634)	(981)	20	0
Receive	28-Day MXN-TIIE	4.830	Lunar	06/25/2025		23,400	37	41	78	0	(1)
Receive	28-Day MXN-TIIE	4.849	Lunar	06/25/2025		242,500	377	426	803	0	(14)
Receive	28-Day MXN-TIIE	4.775	Lunar	06/26/2025		666,300	1,131	1,159	2,290	0	(39)
Pay	28-Day MXN-TIIE	5.080	Lunar	10/09/2025		496,500	(670)	(926)	(1,596)	30	0
Receive	28-Day MXN-TIIE	4.800	Lunar	02/05/2026		1,020,400	2,246	1,899	4,145	0	(55)
Receive	28-Day MXN-TIIE	5.550	Lunar	03/12/2026		529,400	369	1,083	1,452	0	(28)
Receive	28-Day MXN-TIIE	6.095	Lunar	03/20/2026		533,300	(258)	1,158	900	0	(29)
Receive	28-Day MXN-TIIE	5.880	Lunar	04/16/2026		238,200	5	508	513	0	(12)
Receive	28-Day MXN-TIIE	6.255	Lunar	05/21/2026		300,800	0	447	447	0	(15)
Pay	28-Day MXN-TIIE	6.050	Lunar	06/04/2026		594,700	(267)	(887)	(1,154)	29	0
Pay	28-Day MXN-TIIE	6.460	Lunar	06/18/2026		22,900	0	(26)	(26)	1	0
Receive	28-Day MXN-TIIE	6.625	Lunar	09/11/2026		276,450	0	245	245	0	(13)
Receive	28-Day MXN-TIIE	6.635	Lunar	09/11/2026		276,450	0	239	239	0	(13)
Receive	28-Day MXN-TIIE	6.740	Lunar	09/17/2026		484,000	0	323	323	0	(22)
Receive(5)	28-Day MXN-TIIE	7.113	Lunar	09/24/2026		2,162,900	0	(185)	(185)	0	(101)

							$13,481	$41,482	$54,963	$8,885	$(4,643)

Total Swap Agreements							$40,857	$40,554	$81,411	$8,889	$(5,032)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$16,591	$8,899	$25,490	$0	$(8,917)	$(5,032)	$(13,949)

(f)

Securities with an aggregate market value of $154,370 and cash of $8,319 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	29

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(87) for closed futures and unsettled variation margin asset of $10 for closed swap agreements is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2021		MXN	7,274	$		355	$3	$0
	10/2021	$		6,955		CLP	5,359,263	0	(360)
	12/2021		BRL	54,310	$		9,900	47	0
	12/2021		CAD	74,616			59,388	478	0
	12/2021		CHF	30,000			32,584	335	0
	12/2021		GBP	44,086			60,327	919	0
	12/2021		HUF	9,240,677			30,819	1,111	0
	12/2021		JPY	2,176,425			19,575	85	(77)
	12/2021		RON	108,977			25,779	372	0
	12/2021	$		2,331		EUR	1,968	0	(48)
	12/2021			57,206		GBP	41,505	0	(1,277)
	12/2021			475		HUF	146,929	0	(2)
	12/2021			8,953		MXN	180,208	0	(312)
	12/2021			17,302		NOK	150,414	0	(105)
	12/2021			17,900		ZAR	259,365	0	(845)
	12/2021		ZAR	142,660	$		9,341	46	(85)
BPS	10/2021		MXN	147,077			7,246	121	0
	10/2021	$		7,170		MXN	144,792	0	(156)
	11/2021			974			19,661	0	(26)
	12/2021		CAD	42,000	$		33,264	105	0
	12/2021		EUR	22,375			26,151	195	0
	12/2021		GBP	38,188			51,259	0	(200)
	12/2021		HUF	3,617,306			11,620	0	(9)
	12/2021		JPY	4,624,825			41,319	0	(261)
	12/2021		NOK	62,000			7,012	0	(77)
	12/2021		NZD	52,900			36,759	259	0
	12/2021		SEK	306,000			35,089	112	0
	12/2021		TRY	46,282			5,200	194	0
	12/2021	$		41,566		AUD	56,300	0	(850)
	12/2021			31,667		GBP	22,988	0	(691)
	12/2021			1,168		HKD	9,088	0	0
	12/2021			6,900		IDR	100,772,706	80	0
	12/2021			113		MXN	2,285	0	(3)
	12/2021			29,505		NOK	254,190	0	(444)
	12/2021			47,460		NZD	68,532	78	(252)
	12/2021			3,416		RON	14,354	0	(70)
	12/2021			9,400		RUB	694,493	28	0
	12/2021			67,833		SEK	584,000	0	(1,080)
	01/2022		MXN	144,792	$		7,071	155	0
BRC	12/2021		CAD	16,100			12,642	0	(69)
	12/2021		HUF	5,705,156			18,785	444	0
	12/2021		RUB	1,743,357			23,100	0	(568)
	12/2021	$		1,491		EUR	1,258	0	(32)
	12/2021			2,663		GBP	1,946	0	(40)
	12/2021			261		HUF	77,961	0	(10)
	12/2021			27,408		INR	2,044,313	0	(89)

30	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2021	$		21,800		MYR	90,960	$0	$(159)
	12/2021			30,247		TWD	840,668	93	0
	12/2021		ZAR	113,740	$		7,513	34	0
CBK	10/2021		BRL	83,029			15,654	407	0
	10/2021		PEN	65,697			17,086	1,196	0
	10/2021	$		15,264		BRL	83,029	0	(18)
	10/2021			15,989		PEN	65,697	0	(99)
	11/2021		ILS	17,495	$		5,339	0	(90)
	11/2021		PEN	20,220			4,909	26	0
	11/2021	$		13,999		MXN	284,395	0	(309)
	12/2021		CZK	335,483	$		15,400	101	0
	12/2021		EUR	1,785			2,106	36	0
	12/2021		HKD	26,958			3,461	0	(3)
	12/2021		IDR	112,593,000			7,800	1	0
	12/2021		KRW	34,358,907			29,312	330	0
	12/2021		NOK	277,100			31,898	219	0
	12/2021		NZD	53,217			37,716	997	0
	12/2021		PEN	24,075			5,850	39	0
	12/2021		TRY	2,378			269	12	0
	12/2021	$		2,565		CAD	3,252	2	0
	12/2021			2,959		EUR	2,497	0	(63)
	12/2021			1,190		GBP	864	0	(26)
	12/2021			1,176		JPY	129,400	0	(13)
	12/2021			5,812		NOK	50,562	0	(31)
	01/2022		ILS	1,150	$		354	0	(3)
	02/2022			2,141			663	0	(2)
	02/2022		PEN	6,678			1,636	31	0
	02/2022	$		14,118		CLP	10,997,411	0	(701)
	03/2022		ILS	2,850	$		870	0	(16)
	03/2022		PEN	65,697			15,859	113	0
	04/2022		ILS	7,700			2,357	0	(37)
	06/2022			5,800			1,790	0	(15)
	08/2022			5,341			1,660	2	(7)
FBF	12/2021	$		4,900		TRY	43,481	0	(197)
GLM	10/2021		BRL	43,298	$		8,086	135	0
	10/2021	$		7,960		BRL	43,298	0	(9)
	10/2021			514		MXN	10,356	0	(13)
	11/2021			8,048		BRL	43,298	0	(133)
	12/2021		AUD	16,500	$		11,941	9	0
	12/2021		CHF	37,750			41,001	420	0
	12/2021		CZK	253,346			11,500	0	(53)
	12/2021		EUR	67,002			79,594	1,867	0
	12/2021		MYR	118,304			27,958	0	(188)
	12/2021		RON	34,569			8,200	141	0
	12/2021		THB	654,205			19,200	0	(127)
	12/2021	$		7,000		CLP	5,554,500	0	(194)
	12/2021			13,500		CZK	290,427	0	(256)
	12/2021			11,244		EUR	9,465	0	(264)
	12/2021			4,547		IDR	65,450,978	0	(13)
	12/2021			3,000		KZT	1,310,250	29	0
	12/2021			19,000		MXN	382,033	0	(683)
	12/2021			13,000		MYR	54,204	0	(104)
	12/2021			6,885		RON	28,938	0	(138)
	12/2021			122		ZAR	1,871	1	0
	12/2021		ZAR	374,931	$		25,000	346	0
	01/2022		PEN	7,515			1,824	16	0
	03/2022		ILS	1,340			408	0	(9)
HUS	10/2021	$		450		MXN	9,161	0	(7)
	11/2021		COP	122,407,392	$		31,728	0	(317)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	31

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2021		BRL	74,858	$		14,000	$419	$0
	12/2021		CLP	12,350,000			15,200	67	0
	12/2021		JPY	8,832,200			79,540	396	(263)
	12/2021		PEN	237			64	7	0
	12/2021		PHP	1,214,217			24,236	673	0
	12/2021		PLN	103,507			26,536	518	0
	12/2021		THB	941,938			28,100	272	0
	12/2021		TRY	72,538			7,854	8	0
	12/2021	$		50,486		CNH	328,449	174	0
	12/2021			18,200		COP	68,777,800	0	(225)
	12/2021			218		CZK	4,783	0	0
	12/2021			4,305		EUR	3,654	0	(66)
	12/2021			36,485		GBP	26,500	3	(779)
	12/2021			42,259		HUF	12,493,525	0	(2,094)
	12/2021			21,562		IDR	314,830,411	250	(4)
	12/2021			40,345		ILS	130,157	59	(6)
	12/2021			28,900		INR	2,131,230	0	(419)
	12/2021			4,186		PEN	15,412	0	(466)
	12/2021			16,002		PLN	61,555	0	(529)
	12/2021			15,106		RON	63,424	0	(319)
	12/2021			24,500		SGD	32,926	0	(254)
	12/2021			6		TRY	51	0	0
	12/2021			19,800		TWD	547,272	0	(48)
	12/2021			18,700		ZAR	272,796	0	(762)
	01/2022		ILS	2,786	$		852	0	(13)
IND	12/2021		SGD	2,508			1,852	5	0
	02/2022		CLP	43,548,145			55,937	2,875	0
JPM	10/2021	$		362		MXN	7,274	0	(10)
	11/2021		ILS	1,080	$		334	0	(2)
	11/2021	$		3,973		IDR	57,089,736	0	(5)
	12/2021		EUR	31,625	$		37,179	492	0
	12/2021		GBP	102,892			141,781	3,131	0
	12/2021		HUF	8,442,311			27,295	193	(39)
	12/2021		ILS	4,408			1,379	11	0
	12/2021		JPY	4,986,250			44,570	0	(259)
	12/2021		MXN	466,297			22,400	43	0
	12/2021		NZD	59,500			40,814	0	(239)
	12/2021		RON	4,724			1,115	14	0
	12/2021		TRY	83,979			9,046	0	(38)
	12/2021	$		14,200		BRL	74,806	0	(629)
	12/2021			5,574		CZK	121,657	0	(26)
	12/2021			70,321		EUR	59,375	0	(1,443)
	12/2021			39,172		GBP	28,420	0	(876)
	12/2021			10,713		HUF	3,181,617	0	(485)
	12/2021			15,800		ILS	50,810	0	(29)
	12/2021			557		NOK	4,835	0	(4)
	12/2021			490		PLN	1,872	0	(20)
	12/2021			3,193		RON	13,408	0	(67)
	12/2021			47,336		RUB	3,554,438	919	0
MYI	10/2021		BRL	53,630	$		9,860	12	0
	10/2021	$		10,024		BRL	53,630	0	(176)
	11/2021		BRL	53,630	$		9,978	175	0
	11/2021	$		1,300		IDR	18,688,038	0	(1)
	12/2021		PLN	25,193	$		6,400	67	0
	12/2021		RON	71,948			16,985	211	0
	12/2021		SEK	385,400			44,846	793	0
	12/2021		TRY	38,087			4,344	224	0
	12/2021	$		245		HUF	74,066	0	(7)
	12/2021			2,588		KZT	1,128,775	22	0

32	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2021	$		68,729		NZD	97,068	$0	$(1,755)
	12/2021			14,921		PLN	56,725	0	(662)
	12/2021			24,121		TRY	210,099	0	(1,395)
	12/2021			160		ZAR	2,426	0	0
	01/2022		ILS	6,098	$		1,866	0	(28)
RBC	12/2021		CAD	2,872			2,236	0	(32)
	12/2021		CHF	16,776			18,349	315	0
	12/2021	$		242		PLN	926	0	(10)
RYL	12/2021		CAD	13,400	$		10,601	22	0
	12/2021		CHF	2,447			2,654	24	0
	12/2021		SGD	2,538			1,877	8	0
	12/2021	$		1,278		GBP	921	0	(37)
SCX	12/2021		THB	31,459	$		975	46	0
	12/2021	$		2,957		EUR	2,516	0	(39)
	12/2021			292		HUF	88,368	0	(8)
	12/2021			2,765		IDR	39,710,643	0	(14)
	12/2021			306		ZAR	4,583	0	(5)
SOG	12/2021		GBP	2,099	$		2,890	61	0
	12/2021	$		2,013		CHF	1,862	0	(12)
	12/2021			1,258		GBP	910	0	(32)
SSB	10/2021			13,802		BRL	72,697	0	(453)
	12/2021		KRW	12,546,071	$		10,700	117	0
	12/2021	$		1,442		EUR	1,238	1	(7)
	12/2021			437		GBP	316	0	(11)
	12/2021			110		ZAR	1,618	0	(3)
TOR	10/2021		MXN	10,356	$		510	8	0
	12/2021		AUD	58,995			43,606	941	0
	12/2021		SGD	41,938			31,198	316	0
	12/2021	$		1,256		EUR	1,065	0	(20)
	12/2021			688		GBP	506	0	(6)
	12/2021			1,384		IDR	19,899,957	0	(6)
	12/2021			120		PLN	467	0	(2)
	12/2021			17,400		SGD	23,418	0	(156)
	12/2021		ZAR	9,279	$		612	2	0
	01/2022	$		502		MXN	10,356	0	(8)
UAG	10/2021			589			11,968	0	(11)
	12/2021		CLP	6,958,492	$		8,800	274	0
	12/2021		PLN	24,131			6,200	134	0
	12/2021	$		1,160		HKD	9,032	0	0

Total Forward Foreign Currency Contracts								$26,072	$(27,649)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus CHF	CHF	0.850	10/21/2021	90,000	$9	$0
HUS	Put - OTC USD versus CAD	CAD	1.190	10/22/2021	75,000	8	0
JPM	Put - OTC USD versus JPY	JPY	92.000	10/11/2021	150,000	15	0

Total Purchased Options						$32	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	33

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	1.345%	Annual	11/23/2023	ILS	45,100	$0	$456	$456	$0
	Pay	3-Month ILS-TELBOR	0.335	Annual	11/29/2024		52,800	0	(51)	0	(51)
	Pay	3-Month ILS-TELBOR	0.403	Annual	01/31/2025		67,600	0	(49)	0	(49)
	Pay	3-Month ILS-TELBOR	0.330	Annual	02/14/2025		84,900	0	(148)	0	(148)
	Pay	3-Month ILS-TELBOR	0.305	Annual	05/15/2025		83,800	0	(246)	0	(246)
	Pay	3-Month ILS-TELBOR	0.265	Annual	05/29/2025		126,000	0	(447)	0	(447)
	Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025		6,300	9	20	29	0
	Receive	3-Month ILS-TELBOR	0.330	Annual	09/04/2025		50,500	0	191	191	0
	Receive	3-Month ILS-TELBOR	0.684	Annual	03/10/2026		120,400	0	(54)	0	(54)
	Receive	3-Month ILS-TELBOR	0.712	Annual	03/19/2026		325,900	0	(250)	0	(250)
	Receive	3-Month KRW-KORIBOR	1.425	Quarterly	01/28/2025	KRW	56,782,600	0	375	375	0
	Pay	3-Month KRW-KORIBOR	1.315	Quarterly	03/18/2025		78,901,900	0	(911)	0	(911)
	Receive	3-Month KRW-KORIBOR	1.372	Quarterly	03/18/2025		16,252,700	0	161	161	0
	Pay	3-Month MYR-KLIBOR	2.153	Quarterly	03/17/2026	MYR	80,200	0	(424)	0	(424)
	Receive	3-Month MYR-KLIBOR	2.367	Quarterly	03/17/2026		15,300	0	48	48	0
	Pay	3-Month MYR-KLIBOR	2.700	Quarterly	06/16/2026		83,900	78	(85)	0	(7)
	Receive	3-Month MYR-KLIBOR	2.500	Quarterly	09/15/2026		279,800	378	370	748	0
	Receive	3-Month MYR-KLIBOR(2)	2.750	Quarterly	12/15/2026		212,900	192	(44)	148	0
BPS	Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/17/2025	CNY	111,400	0	55	55	0
	Receive	3-Month ILS-TELBOR	1.480	Annual	11/30/2023	ILS	46,000	0	(521)	0	(521)
	Pay	3-Month ILS-TELBOR	0.480	Annual	08/09/2024		18,700	0	5	5	0
	Receive	3-Month ILS-TELBOR	0.410	Annual	10/18/2024		32,700	0	(10)	0	(10)
	Receive	3-Month ILS-TELBOR	0.200	Annual	03/06/2025		55,100	0	194	194	0
	Pay	3-Month ILS-TELBOR	0.375	Annual	03/13/2025		57,300	0	(81)	0	(81)
	Receive	3-Month ILS-TELBOR	0.710	Annual	03/25/2025		92,900	0	(242)	0	(242)
	Pay	3-Month ILS-TELBOR	0.285	Annual	05/19/2025		44,700	0	(144)	0	(144)
	Pay	3-Month KRW-KORIBOR	1.330	Quarterly	03/18/2025	KRW	17,246,200	0	(192)	0	(192)

34	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Pay	3-Month KRW-KORIBOR	0.975%	Quarterly	06/17/2025	KRW	24,270,400	$0	$(574)	$0	$(574)
	Receive	3-Month MYR-KLIBOR	2.377	Quarterly	03/17/2026	MYR	90,700	0	273	273	0
	Receive	3-Month MYR-KLIBOR	2.646	Quarterly	03/17/2026		134,900	0	38	38	0
	Receive	6-Month THB-THBFIX	1.111	Semi-Annual	03/17/2026	THB	385,200	0	(68)	0	(68)
CBK	Receive	3-Month ILS-TELBOR	1.373	Annual	09/07/2023	ILS	40,976	0	(269)	0	(269)
	Pay	3-Month ILS-TELBOR	1.202	Annual	09/19/2023		38,700	0	212	212	0
	Receive	3-Month ILS-TELBOR	0.413	Annual	11/08/2024		46,700	0	(8)	0	(8)
	Pay	3-Month ILS-TELBOR	0.293	Annual	05/18/2025		85,800	0	(267)	0	(267)
	Receive	3-Month ILS-TELBOR	0.257	Annual	12/11/2025		25,500	0	127	127	0
	Pay	3-Month ILS-TELBOR	0.573	Annual	04/20/2026		42,200	0	(77)	0	(77)
	Pay	3-Month KRW-KORIBOR	1.328	Quarterly	03/18/2025	KRW	17,881,000	0	(200)	0	(200)
	Pay	3-Month KRW-KORIBOR	0.805	Quarterly	09/16/2025		26,616,300	0	(838)	0	(838)
	Pay	3-Month MYR-KLIBOR	2.020	Quarterly	09/17/2025	MYR	39,500	0	(210)	0	(210)
	Receive	3-Month MYR-KLIBOR	2.271	Quarterly	09/17/2025		56,200	0	170	170	0
	Pay	3-Month MYR-KLIBOR	1.970	Quarterly	12/16/2025		42,700	0	(275)	0	(275)
	Pay	6-Month THB-THBFIX	0.970	Semi-Annual	03/18/2025	THB	858,500	0	165	165	0
	Receive	6-Month THB-THBFIX	1.190	Semi-Annual	06/16/2026		981,600	0	(288)	0	(288)
	Receive	6-Month THB-THBFIX	0.750	Semi-Annual	09/15/2026		1,275,700	233	354	587	0
GLM	Pay	3-Month ILS-TELBOR	0.967	Annual	06/19/2024	ILS	26,500	0	138	138	0
	Receive	3-Month ILS-TELBOR	0.393	Annual	01/02/2025		46,100	0	28	28	0
	Receive	3-Month ILS-TELBOR	0.650	Annual	03/26/2025		92,900	0	(172)	0	(172)
	Receive	3-Month ILS-TELBOR	0.635	Annual	03/27/2025		116,000	0	(191)	0	(191)
	Receive	3-Month ILS-TELBOR	0.250	Annual	08/20/2025		77,000	16	340	356	0
	Pay	3-Month ILS-TELBOR	0.220	Annual	10/23/2025		99,300	0	(500)	0	(500)
	Receive	3-Month ILS-TELBOR	0.233	Annual	12/02/2025		69,800	0	368	368	0
	Receive	3-Month ILS-TELBOR	0.320	Annual	01/15/2026		51,400	0	232	232	0
	Pay	3-Month ILS-TELBOR	0.586	Annual	04/23/2026		144,800	0	(241)	0	(241)
	Pay	3-Month MYR-KLIBOR	2.098	Quarterly	09/17/2025	MYR	40,400	0	(186)	0	(186)
	Receive	3-Month MYR-KLIBOR	2.840	Quarterly	06/16/2026		57,000	0	(81)	0	(81)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	35

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Pay	6-Month THB-THBFIX	0.710%	Semi-Annual	09/16/2025	THB	297,300	$0	$(58)	$0	$(58)
	Pay	6-Month THB-THBFIX	0.793	Semi-Annual	09/16/2025		302,400	0	(30)	0	(30)
	Receive	6-Month THB-THBFIX	0.824	Semi-Annual	12/16/2025		374,500	0	33	33	0
	Receive	6-Month THB-THBFIX	0.837	Semi-Annual	03/17/2026		373,700	0	68	68	0
	Pay	6-Month THB-THBFIX	0.750	Semi-Annual	09/15/2026		2,285,200	(16)	(1,035)	0	(1,051)
HUS	Pay	1-Day INR-MIBOR Compounded-OIS	5.195	Semi-Annual	03/18/2025	INR	2,099,000	0	206	206	0
	Receive	3-Month ILS-TELBOR	1.035	Annual	03/25/2024	ILS	43,500	12	(294)	0	(282)
	Pay	3-Month ILS-TELBOR	0.350	Annual	09/18/2024		28,400	0	(35)	0	(35)
	Receive	3-Month ILS-TELBOR	0.210	Annual	08/07/2025		33,300	0	166	166	0
	Pay	3-Month ILS-TELBOR	0.286	Annual	09/11/2025		31,700	0	(139)	0	(139)
	Receive	3-Month ILS-TELBOR	0.390	Annual	02/05/2026		142,100	0	522	522	0
IND	Receive	3-Month CNY-CNREPOFIX	1.835	Quarterly	04/10/2025	CNY	58,500	0	178	178	0
	Receive	3-Month KRW-KORIBOR	1.005	Quarterly	04/10/2025	KRW	9,109,700	0	187	187	0
JPM	Pay	3-Month CNY-CNREPOFIX	2.638	Quarterly	03/18/2025	CNY	568,900	0	717	717	0
	Pay	3-Month CNY-CNREPOFIX	2.525	Quarterly	03/20/2025		132,300	0	91	91	0
	Pay	3-Month ILS-TELBOR	1.280	Annual	01/11/2024	ILS	184,220	0	1,689	1,689	0
	Pay	3-Month KRW-KORIBOR	1.119	Quarterly	03/18/2025	KRW	42,426,700	0	(733)	0	(733)
	Pay	3-Month KRW-KORIBOR	1.240	Quarterly	03/18/2025		13,601,700	0	(187)	0	(187)
	Pay	3-Month KRW-KORIBOR	1.200	Quarterly	03/20/2025		28,741,800	0	(429)	0	(429)
MYC	Pay	6-Month THB-THBFIX	1.000	Semi-Annual	09/15/2026	THB	9,600	(1)	0	0	(1)
NGF	Pay	6-Month THB-THBFIX	1.130	Semi-Annual	06/16/2026		688,500	128	14	142	0
	Pay	6-Month THB-THBFIX	1.000	Semi-Annual	09/15/2026		2,447,100	93	(332)	0	(239)
SCX	Receive	3-Month CNY-CNREPOFIX	2.430	Quarterly	03/06/2025	CNY	101,500	0	(24)	0	(24)
	Receive	3-Month KRW-KORIBOR	0.990	Quarterly	03/06/2025	KRW	20,616,600	0	425	425	0
	Receive	3-Month KRW-KORIBOR	0.965	Quarterly	03/27/2025		47,240,900	0	1,039	1,039	0
	Pay	3-Month MYR-KLIBOR	2.915	Quarterly	03/18/2025	MYR	111,300	0	338	338	0
	Receive	3-Month MYR-KLIBOR	2.033	Quarterly	12/16/2025		89,800	0	524	524	0
	Receive	3-Month MYR-KLIBOR	2.363	Quarterly	03/17/2026		55,500	0	175	175	0
	Pay	6-Month THB-THBFIX	0.843	Semi-Annual	06/17/2025	THB	260,300	0	14	14	0

36	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	6-Month THB-THBFIX	1.018%	Semi-Annual	06/17/2025	THB	384,500	$0	$(99)	$0	$(99)
	Receive	6-Month THB-THBFIX	0.853	Semi-Annual	09/16/2025		295,700	0	9	9	0
	Pay	6-Month THB-THBFIX	0.741	Semi-Annual	12/16/2025		275,100	0	(54)	0	(54)
	Receive	6-Month THB-THBFIX	1.069	Semi-Annual	03/17/2026		478,800	0	(58)	0	(58)

								$1,122	$(1,136)	$11,627	$(11,641)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES

Counterparty	Pay/ Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	BOVESPA Index	395	1-Month USD-LIBOR plus a specified spread	Maturity	10/13/2021	BRL	47,266	$0	$(645)	$0	$(645)
	Receive	KOSPI2 Index	24,750,000	0.920% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/09/2021	KRW	10,387,575	0	(385)	0	(385)
MEI	Pay	BOVESPA Index	1,703	1-Month USD-LIBOR plus a specified spread	Maturity	10/13/2021	BRL	193,859	0	957	957	0
	Receive	KOSPI2 Index	76,250,000	0.920% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/09/2021	KRW	31,650,102	0	(885)	0	(885)
	Receive	RTSI Index	256	1-Month USD-LIBOR plus a specified spread	Maturity	12/16/2021	$	44,479	0	508	508	0

									$0	$(450)	$1,465	$(1,915)

Total Swap Agreements									$1,122	$(1,586)	$13,092	$(13,556)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$3,396	$0	$2,156	$5,552	$(3,111)	$0	$(2,587)	$(5,698)	$(146)	$(472)	$(618)
BPS	1,327	0	565	1,892	(4,119)	0	(1,832)	(5,951)	(4,059)	4,096	37
BRC	571	0	0	571	(967)	0	0	(967)	(396)	249	(147)
CBK	3,512	0	1,261	4,773	(1,433)	0	(2,432)	(3,865)	908	(1,145)	(237)
FBF	0	0	0	0	(197)	0	0	(197)	(197)	0	(197)
GLM	2,964	0	1,223	4,187	(2,184)	0	(2,510)	(4,694)	(507)	(360)	(867)
GST	0	0	0	0	0	0	(1,030)	(1,030)	(1,030)	782	(248)
HUS	2,846	0	894	3,740	(6,571)	0	(456)	(7,027)	(3,287)	3,168	(119)
IND	2,880	0	365	3,245	0	0	0	0	3,245	(2,470)	775
JPM	4,803	0	2,497	7,300	(4,171)	0	(1,349)	(5,520)	1,780	(2,622)	(842)
MEI	0	0	1,465	1,465	0	0	(885)	(885)	580	0	580
MYC	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
MYI	1,504	0	0	1,504	(4,024)	0	0	(4,024)	(2,520)	2,717	197
NGF	0	0	142	142	0	0	(239)	(239)	(97)	(380)	(477)
RBC	315	0	0	315	(42)	0	0	(42)	273	(320)	(47)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	37

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
RYL	$54	$0	$0	$54	$(37)	$0	$0	$(37)	$17	$0	$17
SCX	46	0	2,524	2,570	(66)	0	(235)	(301)	2,269	(2,320)	(51)
SOG	61	0	0	61	(44)	0	0	(44)	17	0	17
SSB	118	0	0	118	(474)	0	0	(474)	(356)	282	(74)
TOR	1,267	0	0	1,267	(198)	0	0	(198)	1,069	(900)	169
UAG	408	0	0	408	(11)	0	0	(11)	397	(310)	87

Total Over the Counter	$26,072	$0	$13,092	$39,164	$(27,649)	$0	$(13,556)	$(41,205)

(h)

Securities with an aggregate market value of $11,293 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$14,645	$0	$1,356	$0	$590	$16,591
Swap Agreements	0	14	0	0	8,885	8,899

	$14,645	$14	$1,356	$0	$9,475	$25,490

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$26,072	$0	$26,072
Swap Agreements	0	0	508	0	12,584	13,092

	$0	$0	$508	$26,072	$12,584	$39,164

	$14,645	$14	$1,864	$26,072	$22,059	$64,654

38	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2021

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$5,803	$0	$2,768	$0	$346	$8,917
Swap Agreements	0	389	0	0	4,643	5,032

	$5,803	$389	$2,768	$0	$4,989	$13,949

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,649	$0	$27,649
Swap Agreements	0	0	1,270	0	12,286	13,556

	$0	$0	$1,270	$27,649	$12,286	$41,205

	$5,803	$389	$4,038	$27,649	$17,275	$55,154

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$100,685	$0	$28,936	$0	$(3,440)	$126,181
Swap Agreements	0	873	0	0	(5,712)	(4,839)

	$100,685	$873	$28,936	$0	$(9,152)	$121,342

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,800)	$0	$(11,800)
Purchased Options	0	0	0	(99)	0	(99)
Swap Agreements	0	0	2,195	0	1,906	4,101

	$0	$0	$2,195	$(11,899)	$1,906	$(7,798)

	$100,685	$873	$31,131	$(11,899)	$(7,246)	$113,544

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$32,695	$0	$(10,638)	$0	$739	$22,796
Swap Agreements	0	(1,826)	0	0	21,981	20,155

	$32,695	$(1,826)	$(10,638)	$0	$22,720	$42,951

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,637)	$0	$(2,637)
Purchased Options	0	0	0	(9)	0	(9)
Swap Agreements	0	0	(926)	0	(2,379)	(3,305)

	$0	$0	$(926)	$(2,646)	$(2,379)	$(5,951)

	$32,695	$(1,826)	$(11,564)	$(2,646)	$20,341	$37,000

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2021	39

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

(Unaudited)

September 30, 2021

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$48,537	$0	$48,537
Industrials	0	8,674	0	8,674
Utilities	0	8,125	0	8,125
U.S. Government Agencies	0	13,977	0	13,977
Non-Agency Mortgage-Backed Securities	0	5,259	0	5,259
Asset-Backed Securities	0	3,004	0	3,004
Sovereign Issues	0	9,076	0	9,076
Commodities	0	64,356	0	64,356
Short-Term Instruments
Repurchase Agreements	0	42,480	0	42,480
Israel Treasury Bills	0	9,000	0	9,000
U.S. Treasury Bills	0	613,997	0	613,997
U.S. Treasury Cash Management Bills	0	209,782	0	209,782
	$0	$1,036,267	$0	$1,036,267

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$554,134	$0	$0	$554,134
Total Investments	$554,134	$1,036,267	$0	$1,590,401

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16,591	8,889	0	25,480
Over the counter	0	39,164	0	39,164
	$16,591	$48,053	$0	$64,644

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,771)	(5,091)	0	(13,862)
Over the counter	0	(41,205)	0	(41,205)
	$(8,771)	$(46,296)	$0	$(55,067)
Total Financial Derivative Instruments	$7,820	$1,757	$0	$9,577
Totals	$561,954	$1,038,024	$0	$1,599,978

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

40	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2021

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, and Class A shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	41

Notes to Financial Statements (Cont.)

effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in

42	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	43

Notes to Financial Statements (Cont.)

January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services

44	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	45

Notes to Financial Statements (Cont.)

denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

46	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	47

Notes to Financial Statements (Cont.)

The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a

48	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Physical commodities are valued using spot prices from established commodity exchanges as published by a third party pricing service as of the reporting date.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$84,638	$382	$0	$0	$(152)	$84,868	$381	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	49

Notes to Financial Statements (Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$172,729	$344,878	$(48,400)	$(3)	$62	$469,266	$278	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or

50	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	51

Notes to Financial Statements (Cont.)

maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to each Fund of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the

52	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	53

Notes to Financial Statements (Cont.)

exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	55

Notes to Financial Statements (Cont.)

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is

56	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	57

Notes to Financial Statements (Cont.)

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

58	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contract Risk  is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk  is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in the Fund.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	59

Notes to Financial Statements (Cont.)

index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future

60	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

regulatory or legislative changes that could affect whether income from such investments is ”qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in the Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The Fund’s subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the subsidiary will be achieved.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	61

Notes to Financial Statements (Cont.)

and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for

62	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	63

Notes to Financial Statements (Cont.)

between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

64	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Class A

1.15%	0.25%	0.35%	0.45%(1)	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with personal services rendered to Class A shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% of Class A shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	65

Notes to Financial Statements (Cont.)

and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Prior to July 31, 2020, PIMCO had contractually agreed to reduce its Investment Advisory Fee for the Fund. In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO at September 30, 2021, were as follows (amounts in thousands†):

	Expiring Within
12 months	13-24 months	25-36 months	Total

$757	$528	$5	$1,290

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $6,487.

(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Fund VIII, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and

66	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $1,203,498. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$0	$0	$30,273	$19,015

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	67

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	41,770	$469,902	48,250	$498,720

I-2	4,963	55,721	10,355	103,986

I-3	612	6,782	973	9,958

Class A	1,620	17,858	2,516	25,667

Issued as reinvestment of distributions

Institutional Class	978	11,040	3,138	31,413

I-2	111	1,245	236	2,365

I-3	15	172	51	510

Class A	34	375	183	1,803

Cost of shares redeemed

Institutional Class	(8,992)	(99,511)	(25,882)	(267,572)

I-2	(975)	(10,758)	(3,280)	(33,421)

I-3	(222)	(2,439)	(515)	(5,187)

Class A	(425)	(4,663)	(4,818)	(47,487)

Net increase (decrease) resulting from Fund share transactions	39,489	$445,724	31,207	$320,755

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 22% of the Fund, and the shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on September 6, 2013, as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 34.9% of the Fund’s consolidated net assets.

68	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2021

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	69

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2021

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Fund is treated as qualifying dividends; and (iii) that income inclusion by the Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2021, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$1,647,893	$166,110	$(113,385)	$52,725

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

70	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
FBF	Credit Suisse International	RBC	Royal Bank of Canada
FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
GST	Goldman Sachs International	SOG	Societe Generale Paris
HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
IND	Crédit Agricole Corporate and Investment Bank S.A.	TOR	The Toronto-Dominion Bank
JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
MBC	HSBC Bank Plc

Currency Abbreviations:
AUD	Australian Dollar	KZT	Kazakhstani Tenge
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian New Leu
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish New Lira
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	ICE	IntercontinentalExchange®
FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOVESPA	Brazil Bovespa Index	MEXBOL	Mexico Bolsa IPC Index
BRENT	Brent Crude	MUTKCALM	Tokyo Overnight Average Rate
CAC	Cotation Assistée en Continu	OMX	Stockholm 30 Index
CDX.EM	Credit Derivatives Index - Emerging Markets	RTSI	Russian Trading System Index
CDX.HY	Credit Derivatives Index - High Yield	S&P 500	Standard & Poor’s 500 Index
CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average
DAX	Deutscher Aktien Index 30	SOFRRATE	Secured Overnight Financing Rate
FTSE/JSE	South African Performance Inde	SONIO	Sterling Overnight Interbank Average Rate
FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	SPI 200	Australian Equity Futures Index
IBEX 35	Spanish Continuous Exchange Index	TOPIX	Tokyo Price Index
IBR	Indicador Bancario de Referencia	US0003M	ICE 3-Month USD LIBOR
KOSPI	Korea Composite Stock Price Index	VSTOXX	Euro Stoxx 50 Volatility Index
MAKA5DAY	Israel Gilon 5 Day	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	71

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Other Abbreviations:
BBR	Bank Bill Rate	MSCI	Morgan Stanley Capital International
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap
CHILIBOR	Chile Interbank Offered Rate	oz.	Ounce
EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
KLIBOR	Kuala Lumpur Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
KORIBOR	Korea Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	WIBOR	Warsaw Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate	WTI	West Texas Intermediate

72	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	73

Approval of Investment Advisory Contract and Other Agreements (Cont.)

regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

74	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory services provided by Gurtin to the PIMCO

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	75

Approval of Investment Advisory Contract and Other Agreements (Cont.)

California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of

76	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs

78	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

80	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2021	81

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September, 2021 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO TRENDS Managed Futures Strategy Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0629	$0.0000	$0.0000	$0.0629

September 2021	$0.0525	$0.0000	$0.0000	$0.0525

I-2 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0610	$0.0000	$0.0000	$0.0610

September 2021	$0.0501	$0.0000	$0.0000	$0.0501

I-3 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0608	$0.0000	$0.0000	$0.0608

September 2021	$0.0481	$0.0000	$0.0000	$0.0481

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0572	$0.0000	$0.0000	$0.0572

September 2021	$0.0412	$0.0000	$0.0000	$0.0412

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

82	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4017SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

Private Account Portfolio Series

PIMCO ABS and Short-Term Investments Portfolio

PIMCO EM Bond and Short-Term Investments Portfolio

PIMCO High Yield and Short-Term Investments Portfolio

PIMCO Investment Grade Credit Bond Portfolio

PIMCO Long Duration Credit Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage and Short-Term Investments Portfolio

PIMCO Municipal Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government and Short-Term Investments Portfolio

PIMCO International Portfolio

PIMCO Short Asset Portfolio

PIMCO Short-Term Floating NAV Portfolio III

		Page

Chairman’s Letter		2

Important Information About the Portfolios		4

Expense Examples		23

Benchmark Descriptions		24

Financial Highlights		26

Statements of Assets and Liabilities		32

Consolidated Statements of Assets and Liabilities		34

Statements of Operations		35

Consolidated Statements of Operations		38

Statements of Changes in Net Assets		39

Consolidated Statements of Changes in Net Assets		43

Statements of Cash Flows		44

Notes to Financial Statements		194

Glossary		221

Approval of Investment Advisory Contract and Other Agreements		222

Distribution Information		226

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO ABS and Short-Term Investments Portfolio	7	45

PIMCO EM Bond and Short-Term Investments Portfolio	8	58

PIMCO High Yield and Short-Term Investments Portfolio	9	66

PIMCO Investment Grade Credit Bond Portfolio	10	77

PIMCO Long Duration Credit Bond Portfolio	11	93

PIMCO Low Duration Portfolio	12	119

PIMCO Moderate Duration Portfolio	13	125

PIMCO Mortgage and Short-Term Investments Portfolio	14	134

PIMCO Municipal Portfolio	15	146

PIMCO Real Return Portfolio	16	149

PIMCO Short-Term Portfolio	17	152

PIMCO Short-Term Floating NAV Portfolio II	18	161

PIMCO U.S. Government and Short-Term Investments Portfolio	19	165

PIMCO International Portfolio(1)	20	170

PIMCO Short Asset Portfolio(1)	21	176

PIMCO Short-Term Floating NAV Portfolio III(1)	22	186

(1) Consolidated Schedule of Investments

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the Semiannual Report for the PIMCO Private Account Portfolio Series (the “Portfolios”), which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas

2	PRIVATE ACCOUNT PORTFOLIO SERIES

emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Portfolios investments, please contact your account manager.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	3

Important Information About the Portfolios

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO ABS and Short-Term Investments Portfolio, PIMCO EM Bond and Short-Term Investments Portfolio, PIMCO High Yield and Short-Term Investments Portfolio, PIMCO Investment Grade Credit Bond Portfolio, PIMCO Long Duration Credit Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage and Short-Term Investments Portfolio, PIMCO Municipal Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government and Short-Term Investments Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio, and PIMCO Short-Term Floating NAV Portfolio III (each a “Portfolio” and collectively, the “Portfolios”).

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s Offering Memorandum and in the Principal and Other Risks in the Notes to the Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for a Portfolio’s compliance calculations, including those used in a Portfolio’s offering memorandum, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Portfolios are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Portfolios’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Portfolios’ service providers and disrupt the Portfolios’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Portfolio returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Portfolios may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark

4	PRIVATE ACCOUNT PORTFOLIO SERIES

Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Portfolio or on certain instruments in which a Portfolio invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Portfolio.

On each individual Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Each Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). Benchmark indexes do not take into account fees, expenses or taxes. A Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that any Portfolio, including any Portfolio that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) a Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolios may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO ABS and Short-Term Investments Portfolio	10/31/00	Diversified
PIMCO EM Bond and Short-Term Investments Portfolio	04/03/98	Non-diversified
PIMCO High Yield and Short-Term Investments Portfolio	12/08/00	Diversified
PIMCO Investment Grade Credit Bond Portfolio	01/26/00	Diversified

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO Long Duration Credit Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified
PIMCO Mortgage and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO Municipal Portfolio	08/21/00	Diversified
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Non-diversified
PIMCO Short Asset Portfolio	05/01/17	Diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s Offering Memorandum, the Trust’s Offering Memorandum Supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent Offering Memorandum or use a new Offering Memorandum or Offering Memorandum Supplement with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Offering Memorandum or Offering Memorandum Supplement.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	5

Important Information About the Portfolios	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available upon request by calling PIMCO at (888) 87-PIMCO.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Portfolios to use derivatives and reverse repurchase agreements and similar financing transactions as part of their investment strategies and may increase the cost of the Portfolios’ investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Portfolios is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Portfolios is uncertain at this time.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO ABS and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

Asset-Backed Securities	43.4%

Non-Agency Mortgage-Backed Securities	21.6%

U.S. Government Agencies	20.7%

Short-Term Instruments‡	13.7%

Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (10/31/00)
PIMCO ABS and Short-Term Investments Portfolio	1.43%	4.34%	4.02%	5.73%	6.66%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	1.41%
Bloomberg Asset-Backed Securities Index	0.39%	0.59%	2.36%	2.13%	3.73%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO ABS and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities and short-term investments, which may be represented by options, futures contracts, or swap agreements. Assets not invested in ABS or short-term investments may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to non-agency residential mortgage-backed securities (“RMBS”) contributed to performance, as non-agency RMBS spreads tightened.

»	Overweight exposure to non-agency commercial mortgage-backed securities (“CMBS”) contributed to performance, as non-agency CMBS spreads tightened.

»	Overweight exposure to the intermediate portion of the U.S. yield curve contributed to performance, as interest rates generally decreased.

»	Underweight exposure to senior asset-backed securities (“ABS”) detracted from performance, as ABS spreads tightened.

»	Underweight exposure to the long portion of the U.S. yield curve detracted from performance, as interest rates decreased.

»	Overweight exposure to pass-through agency mortgage-backed securities detracted from performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	7

PIMCO EM Bond and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of September 30, 2021†§

Short-Term Instruments‡	26.9%

Peru	13.6%

Brazil	12.3%

Indonesia	5.6%

Mexico	5.2%

Qatar	4.6%

Serbia	3.9%

Israel	3.1%

United States	3.1%

United Arab Emirates	2.3%

Chile	2.2%

Cayman Islands	2.1%

Saudi Arabia	1.9%

Guatemala	1.7%

Luxembourg	1.6%

South Africa	1.3%

China	1.2%

India	1.1%

Dominican Republic	1.0%

Other	5.3%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/03/98)
PIMCO EM Bond and Short-Term Investments Portfolio	(0.56)%	0.23%	2.03%	4.31%	7.24%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	1.82%♦
Custom JPM ELMI+ Benchmark	0.96%	3.46%	1.42%	0.08%	4.46%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO EM Bond and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries and short term investments, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”) or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to the Brazilian real contributed to absolute performance, as the real posted positive total returns.

»	Long exposure to Brazilian USD-denominated corporate contributed to absolute performance, as Brazilian corporates posted positive total returns.

»	Long exposure to Brazilian local duration detracted from absolute performance, as interest rates rose.

»	Long exposure to Peruvian local duration detracted from absolute performance, as interest rates rose.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO High Yield and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

Corporate Bonds & Notes	76.0%

Common Stocks	10.1%

Loan Participations and Assignments	6.7%

Short-Term Instruments‡	2.1%

U.S. Treasury Obligations	1.8%

Other	3.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/08/00)
PIMCO High Yield and Short-Term Investments Portfolio	13.95%	20.67%	9.37%	10.20%	8.55%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	1.40%♦
ICE BofAML U.S. High Yield, BB-B Rated Index	3.55%	9.82%	6.20%	7.10%	7.21%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO High Yield and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in high yield investments (“junk bonds”) and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index. The Portfolio may invest up to 20% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. Assets not invested in high yield securities or non-investment grade short-term investments may be invested in investment grade Fixed Income Instruments, including investment grade short-term investments. “Fixed Income Instruments” includes bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection in the chemicals sector contributed to performance, as the Portfolio’s chemicals positions outperformed the broader sector.

»	Security selection in the technology sector contributed to performance, as the Portfolio’s technology positions outperformed the broader sector.

»	Security selection in the media entertainment and publishing sector contributed to performance, as the Portfolio’s media entertainment and publishing positions outperformed the broader sector.

»	Underweight exposure to the energy sector detracted from performance, as the sector outperformed the broader market.

»	Security selection in the healthcare sector detracted from performance, as the Portfolio’s healthcare positions underperformed the broader sector.

»

Security selection in the commercial mortgage backed securities (“CMBS”) and Real Estate Investment Trusts (“REITS”) sectors detracted from performance, as the Portfolio’s CMBS and REITS positions underperformed the broader sector.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	9

PIMCO Investment Grade Credit Bond Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

Banking & Finance	43.6%

Industrials	32.1%

Utilities	9.8%

Preferred Securities	4.0%

Short-Term Instruments‡	3.5%

U.S. Treasury Obligations	3.2%

Other	3.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/26/00)
PIMCO Investment Grade Credit Bond Portfolio	2.55%	3.42%	4.09%	5.37%	6.98%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	1.57%♦
Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	3.46%	1.85%	4.64%	4.97%	16.07%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Investment Grade Credit Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade fixed income securities of varying maturities, which may be represented by options, futures contracts or swap agreements. Assets not invested in investment grade fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the banking sector contributed to performance, as the sector underperformed the broader investment grade market.

»	Positioning within the utilities sector contributed to performance, as the sector outperformed the broader investment grade market.

»	Overweight exposure to the aerospace and defense sector contributed to performance, as the sector outperformed the broader investment grade market.

»	Name selection within the media sector detracted from performance, as the names underperformed the broader investment grade media sector.

»	Name selection within the gaming sector detracted from performance, as the names underperformed the broader investment grade gaming sector.

»	There were no other material detractors for this Portfolio.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Long Duration Credit Bond Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

Corporate Bonds & Notes	69.8%

U.S. Treasury Obligations	18.5%

Preferred Securities	4.0%

Municipal Bonds & Notes	2.6%

Sovereign Issues	2.3%

U.S. Government Agencies	1.2%

Short-Term Instruments‡	0.1%

Other	1.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/22/08)
PIMCO Long Duration Credit Bond Portfolio	7.18%	3.61%	7.46%	8.19%	8.98%
Bloomberg U.S. Long Credit Index	6.26%	2.13%	6.14%	6.59%	8.37%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Long Duration Credit Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Tactical exposure to select names in the emerging markets sector contributed to performance, as the names posted a positive return.

»	Overweight exposure to insurance contributed to performance, as the sector outperformed the broader long credit market.

»	Overweight exposure to pipelines contributed to performance, as the sector outperformed the broader long credit market.

»	Duration positioning detracted from performance, as tail-end interest rates fell.

»	Underweight exposure to energy detracted from performance, as the sector outperformed the broader long credit market.

»	There were no other material detractors for this Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	11

PIMCO Low Duration Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Treasury Obligations	59.0%

Corporate Bonds & Notes	19.7%

Asset-Backed Securities	7.3%

U.S. Government Agencies	5.7%

Non-Agency Mortgage-Backed Securities	5.3%

Municipal Bonds & Notes	1.5%

Short-Term Instruments	0.6%

Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	Portfolio Inception (05/31/12)
PIMCO Low Duration Portfolio	0.28%	0.89%	2.14%	1.48%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	0.13%	0.30%	1.89%	1.49%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Low Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate positioning contributed to relative performance, as the curve flattened.

»	Holdings of investment grade corporate credit contributed to relative performance, as the asset class provided positive total returns.

»	Select holdings of securitized credit contributed to relative performance, as holdings of collateralized loan obligations provided positive total return.

»	Holdings of agency mortgage-backed securities detracted from relative performance, as spreads widened.

»	There were no other material detractors for this Portfolio.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Moderate Duration Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Treasury Obligations	28.6%

Corporate Bonds & Notes	27.9%

U.S. Government Agencies	22.3%

Non-Agency Mortgage-Backed Securities	7.5%

Asset-Backed Securities	6.2%

Short-Term Instruments	3.4%

Municipal Bonds & Notes	3.3%

Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	Portfolio Inception (07/31/12)
PIMCO Moderate Duration Portfolio	1.10%	0.35%	2.72%	2.30%
Bloomberg Intermediate Aggregate Bond Index	0.83%	(0.38)%	2.47%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Moderate Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate strategies, including an overweight in the first half of the period and an underweight in the second half of the period, contributed to relative performance as interest rates fell in the first half of the period and rose in the second half.

»	Tactical agency mortgage-backed securities positioning contributed to relative performance, including an underweight position during May through August when spreads widened.

»	Positions in select investment grade credit, particularly financials, contributed to relative performance as spreads tightened.

»	There were no material detractors for this Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	13

PIMCO Mortgage and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Government Agencies	81.8%

Asset-Backed Securities	8.9%

Non-Agency Mortgage-Backed Securities	7.2%

Short-Term Instruments‡	1.7%

Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO Mortgage and Short-Term Investments Portfolio	1.15%	1.97%	4.28%	4.24%	6.00%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	1.57%
Bloomberg U.S. MBS Fixed-Rate Index	0.43%	(0.43)%	2.17%	2.41%	4.62%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Mortgage and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities and short-term investments, which may be represented by options, futures contracts, swap agreements or asset-backed securities. Assets not invested in mortgage-related securities or short-term investments may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to the intermediate portion of the U.S. yield curve contributed to performance, as interest rates generally decreased.

»	Underweight exposure to Conventional pass-through agency mortgage-backed securities (“MBS”) contributed to performance, as spreads widened.

»	Overweight exposure to non-agency residential MBS contributed to performance, as spreads tightened.

»	Underweight exposure to the long portion of the U.S. yield curve detracted from performance, as interest rates decreased.

»	Overweight exposure to Government National Mortgage Association MBS detracted from performance, as spreads widened.

»	There were no other material detractors for this Portfolio.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Municipal Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	14.8%

College & University Revenue	10.7%

Water Revenue	10.1%

Highway Revenue Tolls	6.5%

Ad Valorem Property Tax	6.2%

Income Tax Revenue	6.1%

Natural Gas Revenue	5.8%

Fuel Sales Tax Revenue	5.6%

Port, Airport & Marina Revenue	3.7%

Miscellaneous Revenue	3.4%

Lease Revenue	2.6%

General Fund	2.6%

Appropriations	2.5%

Lease (Appropriation)	2.4%

Tobacco Settlement Funded	2.0%

Sales Tax Revenue	1.9%

Sewer Revenue	1.2%

Electric Power & Light Revenue	1.1%

Lease (Non-Terminable)	1.1%

Other	2.0%

Short-Term Instruments‡	6.1%

Corporate Bonds & Notes	1.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (08/21/00)
PIMCO Municipal Portfolio	1.97%	3.79%	4.22%	5.42%	4.64%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	1.45%♦
Bloomberg Long Municipal Bond Index	2.05%	4.64%	4.19%	5.30%	5.62%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Municipal Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts or swap agreements. Assets not invested in Municipal Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may also invest in securities issued by entities whose underlying assets are Municipal Securities, including without limitation, residual interest bonds. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to the lease-backed sector contributed to performance, as the sector outperformed the broad municipal market.

»	Overweight exposure to the education sector contributed to performance, as the sector outperformed the broad municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the broad municipal market.

»	Yield curve strategies detracted from performance, as municipal yields rose.

»	Underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the broad municipal market.

»	Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broad municipal market.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	15

PIMCO Real Return Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Treasury Obligations	98.8%

Short-Term Instruments‡	0.6%

Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/28/00)
PIMCO Real Return Portfolio	9.20%	9.26%	7.77%	5.28%	6.86%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	1.52%♦
Bloomberg U.S. TIPS Index	5.06%	5.19%	4.34%	3.12%	5.54%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) contributed to absolute returns, as TIPS posted positive returns.

»	Overweight exposure to U.S. breakeven inflation (“BEI”) spreads (or the yield differential between U.S. nominal Treasuries and like-maturity U.S. TIPS) contributed to relative performance, as U.S. BEI spreads widened during part of the period.

»	Overweight exposure to U.S. interest rates contributed to relative performance, as U.S. interest rates moved lower during part of the period.

»	There were no material detractors for this Portfolio.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Government Agencies	32.0%

Non-Agency Mortgage-Backed Securities	29.9%

Asset-Backed Securities	25.2%

Short-Term Instruments‡	11.7%

U.S. Treasury Obligations	1.1%

Corporate Bonds & Notes	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/20/00)
PIMCO Short-Term Portfolio	0.62%	2.50%	3.28%	4.07%	3.93%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	1.52%♦
3 Month USD LIBOR	0.09%	0.21%	1.44%	0.90%	1.93%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Holdings of non-agency mortgage-backed securities (“MBS”) contributed to relative performance, as prices for these securities appreciated.

»	U.S. interest rate positioning detracted from relative performance, as the curve flattened.

»	Holdings of agency MBS detracted from relative performance, as spreads widened.

»	There were no other material contributors for this Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	17

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Treasury Bills	28.8%

Corporate Bonds & Notes	21.8%

Repurchase Agreements	15.5%

U.S. Treasury Cash Management Bills	12.9%

U.S. Treasury Obligations	10.0%

Sovereign Issues	5.1%

U.S. Government Agencies	5.1%

Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	0.04%	0.10%	1.34%	0.84%	0.74%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	0.51%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 05/31/2009

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate positioning contributed to relative performance, as the curve flattened.

»	Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

»	There were no material detractors for this Portfolio.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO U.S. Government and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Treasury Obligations	93.9%

U.S. Government Agencies	3.1%

Non-Agency Mortgage-Backed Securities	2.3%

Short-Term Instruments‡	0.5%

Other	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO U.S. Government and Short-Term Investments Portfolio	5.27%	(8.09)%	6.14%	4.57%	7.50%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	1.57%
Bloomberg Government Bond Index	1.79%	(3.20)%	2.26%	2.21%	4.47%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO U.S. Government and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as mortgage-backed securities (“MBS”) and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities or short-term investments may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as overweight exposure to the long-end of the curve contributed as interest rates fell.

»	Out of benchmark exposure to non-agency mortgage-backed securities contributed to performance, as the strategy outperformed like duration Treasuries.

»	There were no material detractors for this Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	19

PIMCO International Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of September 30, 2021†§

Short-Term Instruments‡	85.6%

Denmark	8.2%

United States	4.5%

Canada	1.7%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)
PIMCO International Portfolio	(0.18)%	6.19%	(5.33)%	(1.11)%	5.41%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.60%	2.68%♦
JPMorgan GBI Global ex-US Index Hedged in USD	0.13%	(1.45)%	2.63%	3.97%	5.76%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”) or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to duration in the United Kingdom contributed to relative performance, as yields rose.

»	Overweight exposure to duration in Canada contributed to relative performance, as yields fell.

»	Positions in non-agency mortgage-backed securities contributed to relative performance, as spreads tightened.

»	Underweight exposure to duration in Japan detracted from relative performance, as yields fell.

»	Long exposure to select dollar block currencies, particularly the Australian dollar, detracted from relative performance as the currency depreciated relative to the U.S. dollar.

»	Long exposure to the British pound in September detracted from relative performance, as the currency depreciated relative to the U.S. dollar over the month.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short Asset Portfolio

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

Corporate Bonds & Notes	30.7%

U.S. Treasury Obligations	21.4%

U.S. Government Agencies	17.9%

Asset-Backed Securities	13.8%

Non-Agency Mortgage-Backed Securities	7.2%

Short-Term Instruments	6.0%

Sovereign Issues	3.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	Portfolio Inception (05/01/17)
PIMCO Short Asset Portfolio	0.27%	0.99%	2.17%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.22%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short Asset Portfolio seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Holdings of investment grade corporate credit contributed to relative performance, as the asset class provided positive total returns.

»	Select holdings of securitized credit contributed to relative performance, as holdings of collateralized loan obligations provided positive total return.

»	U.S. interest rate positioning contributed to relative performance, as the curve flattened.

»	Holdings of government agency securities detracted from relative performance due to security selection within agency bonds.

»	There were no other material detractors for this Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	21

PIMCO Short-Term Floating NAV Portfolio III

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2021†§

Repurchase Agreements	29.6%

Corporate Bonds & Notes	17.8%

Japan Treasury Bills	14.0%

U.S. Treasury Bills	12.9%

U.S. Treasury Cash Management Bills	9.3%

U.S. Treasury Obligations	7.0%

Sovereign Issues	6.5%

U.S. Government Agencies	1.4%

Israel Treasury Bills	1.2%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	Portfolio Inception (03/12/12)
PIMCO Short-Term Floating NAV Portfolio III	0.11%	0.23%	1.37%	0.95%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.63%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate positioning contributed to relative performance, as the curve flattened.

»	Holdings of investment grade corporate credit contributed to relative performance, as the asset class provided positive total returns.

»	A short bias to the Japanese yen versus the U.S. dollar contributed to relative performance, as the currency depreciated.

»	There were no material detractors for this Portfolio.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your Portfolio, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO ABS and Short-Term Investments Portfolio	$1,000.00	$1,014.30	$0.25	$1,000.00	$1,024.82	$0.25	0.05%
PIMCO EM Bond and Short-Term Investments Portfolio	1,000.00	994.40	0.60	1,000.00	1,024.47	0.61	0.12
PIMCO High Yield and Short-Term Investments Portfolio	1,000.00	1,139.50	0.75	1,000.00	1,024.37	0.71	0.14
PIMCO Investment Grade Credit Bond Portfolio	1,000.00	1,025.50	0.25	1,000.00	1,024.82	0.25	0.05
PIMCO Long Duration Credit Bond Portfolio	1,000.00	1,071.80	0.31	1,000.00	1,024.77	0.30	0.06
PIMCO Low Duration Portfolio	1,000.00	1,002.80	0.25	1,000.00	1,024.82	0.25	0.05
PIMCO Moderate Duration Portfolio	1,000.00	1,011.00	0.25	1,000.00	1,024.82	0.25	0.05
PIMCO Mortgage and Short-Term Investments Portfolio	1,000.00	1,011.50	0.30	1,000.00	1,024.77	0.30	0.06
PIMCO Municipal Portfolio	1,000.00	1,019.70	0.25	1,000.00	1,024.82	0.25	0.05
PIMCO Real Return Portfolio	1,000.00	1,092.00	0.47	1,000.00	1,024.62	0.46	0.09
PIMCO Short-Term Portfolio	1,000.00	1,006.20	0.25	1,000.00	1,024.82	0.25	0.05
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,000.40	0.25	1,000.00	1,024.82	0.25	0.05
PIMCO U.S. Government and Short-Term Investments Portfolio	1,000.00	1,052.70	0.31	1,000.00	1,024.77	0.30	0.06
PIMCO International Portfolio (Consolidated)	1,000.00	998.20	0.60	1,000.00	1,024.47	0.61	0.12
PIMCO Short Asset Portfolio (Consolidated)	1,000.00	1,002.70	0.00	1,000.00	1,025.07	0.00	0.00
PIMCO Short-Term Floating NAV Portfolio III (Consolidated)	1,000.00	1,001.10	0.00	1,000.00	1,025.07	0.00	0.00

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	23

Benchmark Descriptions

Index*	Benchmark Description

3 Month USD LIBOR	The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg 1-3 Year U.S. Government/Credit Bond Index	The Bloomberg 1-3 Year U.S. Government/Credit Bond Index is the 1-3 Yr component of the U.S. Government/Credit index. The Bloomberg Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Bloomberg Asset-Backed Securities Index	Bloomberg Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included.

Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

Bloomberg Government Bond Index	Bloomberg Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more.

Bloomberg Intermediate Aggregate Bond Index	Bloomberg Intermediate Aggregate Bond Index is the Intermediate component of the U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Long Municipal Bond Index	Bloomberg Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.

Bloomberg U.S. Long Credit Index	Bloomberg U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

Bloomberg U.S. MBS Fixed-Rate Index	Bloomberg U.S. MBS Fixed-Rate Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping individual fixed rate MBS pools into generic aggregates.

Bloomberg U.S. TIPS Index	Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus.

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

ICE BofAML U.S. High Yield, BB-B Rated Index	ICE BofAML U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of ICE BofAML High Yield Cash Pay, BB-B rated. ICE BofAML High Yield Cash Pay, BB-B rated is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

* It is not possible to invest directly in an unmanaged index.

24	PRIVATE ACCOUNT PORTFOLIO SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	25

Financial Highlights

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO ABS and Short-Term Investments Portfolio

04/01/2021 - 09/30/2021+	$12.60	$0.17	$0.01	$0.18	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2021	11.95	0.31	0.79	1.10	(0.37)	(0.08)	0.00	(0.45)

03/31/2020	12.66	0.47	(0.67)	(0.20)	(0.51)	0.00	0.00	(0.51)

03/31/2019	12.70	0.50	(0.01)	0.49	(0.53)	0.00	0.00	(0.53)

03/31/2018	12.50	0.43	0.21	0.64	(0.44)	0.00	0.00	(0.44)

03/31/2017	12.22	0.45	0.32	0.77	(0.49)	0.00	0.00	(0.49)

PIMCO EM Bond and Short-Term Investments Portfolio

04/01/2021 - 09/30/2021+	$9.92	$0.14	$(0.19)	$(0.05)	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2021	9.15	0.28	0.50	0.78	(0.01)	0.00	0.00	(0.01)

03/31/2020	9.75	0.34	(0.87)	(0.53)	0.00	0.00	(0.07)	(0.07)

03/31/2019	10.38	0.48	(0.45)	0.03	(0.34)	(0.32)	0.00	(0.66)

03/31/2018	9.88	0.40	0.17	0.57	(0.07)	0.00	0.00	(0.07)

03/31/2017	9.33	0.46	0.10	0.56	(0.01)	0.00	0.00	(0.01)

PIMCO High Yield and Short-Term Investments Portfolio

04/01/2021 - 09/30/2021+	$7.60	$0.18	$0.87	$1.05	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2021	6.76	0.42	0.89	1.31	(0.47)	0.00	0.00	(0.47)

03/31/2020	7.76	0.46	(0.75)	(0.29)	(0.71)	0.00	0.00	(0.71)

03/31/2019	7.77	0.52	0.01	0.53	(0.54)	0.00	0.00	(0.54)

03/31/2018	7.82	0.51	(0.01)	0.50	(0.55)	0.00	0.00	(0.55)

03/31/2017	6.99	0.67	0.78	1.45	(0.62)	0.00	0.00	(0.62)

PIMCO Investment Grade Credit Bond Portfolio

04/01/2021 - 09/30/2021+	$9.78	$0.13	$0.12	$0.25	$(0.12)	$0.00	$0.00	$(0.12)

03/31/2021	9.14	0.27	0.65	0.92	(0.28)	0.00	0.00	(0.28)

03/31/2020	9.52	0.34	(0.40)	(0.06)	(0.32)	0.00	0.00	(0.32)

03/31/2019	9.42	0.35	0.08	0.43	(0.31)	(0.02)	0.00	(0.33)

03/31/2018	9.67	0.33	(0.02)	0.31	(0.39)	(0.17)	0.00	(0.56)

03/31/2017	9.51	0.40	0.22	0.62	(0.46)	0.00	0.00	(0.46)

PIMCO Long Duration Credit Bond Portfolio

04/01/2021 - 09/30/2021+	$12.42	$0.26	$0.64	$0.90	$(0.29)	$0.00	$0.00	$(0.29)

03/31/2021	12.09	0.55	0.60	1.15	(0.57)	(0.25)	0.00	(0.82)

03/31/2020	11.72	0.55	0.75	1.30	(0.61)	(0.32)	0.00	(0.93)

03/31/2019	11.61	0.52	0.17	0.69	(0.50)	(0.08)	0.00	(0.58)

03/31/2018	11.56	0.57	0.26	0.83	(0.67)	(0.11)	0.00	(0.78)

03/31/2017	11.44	0.61	0.21	0.82	(0.59)	(0.11)	0.00	(0.70)

PIMCO Low Duration Portfolio

04/01/2021 - 09/30/2021+	$10.04	$0.04	$(0.01)	$0.03	$(0.04)	$0.00	$0.00	$(0.04)

03/31/2021	9.92	0.12	0.17	0.29	(0.15)	(0.02)	0.00	(0.17)

03/31/2020	9.88	0.25	0.07	0.32	(0.28)	0.00	0.00	(0.28)

03/31/2019	9.78	0.24	0.06	0.30	(0.20)	0.00	0.00	(0.20)

03/31/2018	9.84	0.19	(0.10)	0.09	(0.15)	0.00	0.00	(0.15)

03/31/2017	9.83	0.15	(0.02)	0.13	(0.12)	0.00	0.00	(0.12)

PIMCO Moderate Duration Portfolio

04/01/2021 - 09/30/2021+	$10.18	$0.07	$0.04	$0.11	$(0.07)	$0.00	$0.00	$(0.07)

03/31/2021	10.27	0.15	0.09	0.24	(0.18)	(0.15)	0.00	(0.33)

03/31/2020	9.98	0.27	0.34	0.61	(0.29)	(0.03)	0.00	(0.32)

03/31/2019	9.78	0.27	0.17	0.44	(0.24)	0.00	0.00	(0.24)

03/31/2018	9.88	0.21	(0.13)	0.08	(0.18)	0.00	0.00	(0.18)

03/31/2017	9.97	0.17	(0.06)	0.11	(0.16)	(0.04)	0.00	(0.20)

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.64	1.43%	$5,049,968	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.62	%*	225%

12.60	9.34	4,714,005	0.05		0.05		0.05		0.05		2.52		492

11.95	(1.72)	4,002,611	0.05		0.05		0.05		0.05		3.71		353

12.66	3.90	4,640,619	0.06		0.06		0.05		0.05		3.92		157

12.70	5.16	4,432,251	0.05		0.05		0.05		0.05		3.40		234

12.50	6.37	3,559,098	0.05		0.05		0.05		0.05		3.58		204

$9.65	(0.56)%	$538,360	0.12	%*	0.12	%*	0.12	%*	0.12	%*	2.82	%*	8%

9.92	8.51	536,966	0.12		0.12		0.12		0.12		2.80		57

9.15	(5.46)	481,098	0.14		0.14		0.12		0.12		3.42		31

9.75	0.49	458,684	0.17		0.17		0.12		0.12		4.93		45

10.38	5.86	656,406	0.13		0.13		0.12		0.12		4.00		32

9.88	6.04	685,703	0.13		0.13		0.12		0.12		4.71		41

$8.47	13.95%	$559,983	0.14	%*	0.14	%*	0.05	%*	0.05	%*	4.54	%*	22%

7.60	19.60	500,459	0.12		0.12		0.05		0.05		5.65		37

6.76	(4.20)	388,194	0.18		0.18		0.05		0.05		5.98		16

7.76	7.09	527,105	0.12		0.12		0.05		0.05		6.67		21

7.77	6.41	538,098	0.26		0.26		0.05		0.05		6.44		39

7.82	21.29	635,591	0.15		0.15		0.06		0.06		8.72		44

$9.91	2.55%	$4,992,222	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.59	%*	26%

9.78	10.09	4,660,053	0.05		0.05		0.05		0.05		2.74		122

9.14	(0.76)	3,006,729	0.06		0.06		0.05		0.05		3.54		143

9.52	4.71	2,642,701	0.06		0.06		0.05		0.05		3.73		82

9.42	3.23	1,982,065	0.06		0.06		0.05		0.05		3.42		142

9.67	6.61	1,773,544	0.16		0.16		0.05		0.05		4.11		134

$13.03	7.18%	$30,635,737	0.06	%*	0.06	%*	0.05	%*	0.05	%*	4.00	%*	39%

12.42	9.16	28,614,011	0.08		0.08		0.05		0.05		4.13		143

12.09	11.07	23,360,760	0.49		0.49		0.05		0.05		4.36		145

11.72	6.33	22,213,393	0.31		0.31		0.05		0.05		4.66		80

11.61	7.05	18,826,049	0.30		0.30		0.05		0.05		4.72		72

11.56	7.33	17,322,078	0.20		0.20		0.05		0.05		5.13		97

$10.03	0.28%	$1,525,742	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.78	%*	35%

10.04	3.00	1,049,333	0.05		0.05		0.05		0.05		1.18		301

9.92	3.23	766,311	0.05		0.05		0.05		0.05		2.49		153

9.88	3.15	928,672	0.06		0.06		0.05		0.05		2.50		201

9.78	0.92	584,046	0.09		0.09		0.05		0.05		1.89		278

9.84	1.35	381,430	0.05		0.05		0.05		0.05		1.49		312

$10.22	1.10%	$4,280,092	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.44	%*	170%

10.18	2.26	4,321,603	0.05		0.05		0.05		0.05		1.43		544

10.27	6.12	3,723,520	0.05		0.05		0.05		0.05		2.70		311

9.98	4.59	2,616,444	0.06		0.06		0.05		0.05		2.79		461

9.78	0.83	1,672,502	0.05		0.05		0.05		0.05		2.11		515

9.88	1.03	1,371,841	0.05		0.05		0.05		0.05		1.73		566

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	27

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage and Short-Term Investments Portfolio

04/01/2021 - 09/30/2021+	$11.00	$0.12	$0.01	$0.13	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2021	11.39	0.29	0.31	0.60	(0.44)	(0.55)	0.00	(0.99)

03/31/2020	10.89	0.38	0.64	1.02	(0.52)	0.00	0.00	(0.52)

03/31/2019	10.54	0.36	0.36	0.72	(0.37)	0.00	0.00	(0.37)

03/31/2018	10.78	0.33	(0.13)	0.20	(0.44)	0.00	0.00	(0.44)

03/31/2017	11.00	0.32	(0.20)	0.12	(0.34)	0.00	0.00	(0.34)

PIMCO Municipal Portfolio

04/01/2021 - 09/30/2021+	$6.97	$0.10	$0.04	$0.14	$(0.11)	$0.00	$0.00	$(0.11)

03/31/2021	6.96	0.23	0.19	0.42	(0.27)	(0.14)	0.00	(0.41)

03/31/2020	6.98	0.26	0.13	0.39	(0.26)	(0.15)	0.00	(0.41)

03/31/2019	7.12	0.31	0.07	0.38	(0.45)	(0.07)	0.00	(0.52)

03/31/2018	7.26	0.35	(0.18)	0.17	(0.31)	0.00	0.00	(0.31)

03/31/2017	7.59	0.37	(0.22)	0.15	(0.33)	(0.15)	0.00	(0.48)

PIMCO Real Return Portfolio

04/01/2021 - 09/30/2021+	$7.96	$0.47	$0.27	$0.74	$(0.44)	$0.00	$0.00	$(0.44)

03/31/2021	8.36	0.22	1.02	1.24	(0.88)	(0.76)	0.00	(1.64)

03/31/2020	7.68	0.21	0.61	0.82	(0.14)	0.00	0.00	(0.14)

03/31/2019	8.76	0.16	0.15	0.31	(0.69)	(0.70)	0.00	(1.39)

03/31/2018	8.90	0.26	(0.07)	0.19	(0.33)	0.00	0.00	(0.33)

03/31/2017	9.11	0.37	(0.10)	0.27	(0.48)	0.00	0.00	(0.48)

PIMCO Short-Term Portfolio

04/01/2021 - 09/30/2021+	$9.43	$0.09	$(0.03)	$0.06	$(0.11)	$0.00	$0.00	$(0.11)

03/31/2021	9.06	0.19	0.45	0.64	(0.27)	0.00	0.00	(0.27)

03/31/2020	9.47	0.30	(0.36)	(0.06)	(0.35)	0.00	0.00	(0.35)

03/31/2019	9.47	0.33	0.02	0.35	(0.35)	0.00	0.00	(0.35)

03/31/2018	9.48	0.23	0.14	0.37	(0.38)	0.00	0.00	(0.38)

03/31/2017	9.33	0.26	0.15	0.41	(0.26)	0.00	0.00	(0.26)

PIMCO Short-Term Floating NAV Portfolio II

04/01/2021 - 09/30/2021+	$10.01	$0.00	$0.00	$0.00	$(0.00)	$0.00	$0.00	$(0.00)

03/31/2021	9.96	0.03	0.05	0.08	(0.03)	0.00	0.00	(0.03)

03/31/2020	10.01	0.21	(0.04)	0.17	(0.22)	0.00	0.00	(0.22)

03/31/2019	10.01	0.23	0.00	0.23	(0.23)	0.00	0.00	(0.23)

03/31/2018	10.01	0.14	0.00	0.14	(0.14)	0.00	0.00	(0.14)

03/31/2017	10.01	0.08	0.00	0.08	(0.08)	(0.00)	0.00	(0.08)

PIMCO U.S. Government and Short-Term Investments Portfolio

04/01/2021 - 09/30/2021+	$9.06	$0.12	$0.36	$0.48	$(0.11)	$0.00	$0.00	$(0.11)

03/31/2021	12.10	0.27	(1.41)	(1.14)	(0.23)	(1.67)	0.00	(1.90)

03/31/2020	9.30	0.25	2.87	3.12	(0.22)	(0.10)	0.00	(0.32)

03/31/2019	8.73	0.22	0.64	0.86	(0.29)	0.00	0.00	(0.29)

03/31/2018	8.78	0.21	(0.09)	0.12	(0.17)	0.00	0.00	(0.17)

03/31/2017	9.03	0.23	(0.27)	(0.04)	(0.21)	0.00	0.00	(0.21)

PIMCO International Portfolio (Consolidated)

04/01/2021 - 09/30/2021+	$5.67	$0.00	$(0.01)	$(0.01)	$0.00	$0.00	$0.00	$0.00

03/31/2021	5.43	0.00	0.24	0.24	0.00	0.00	0.00	0.00

03/31/2020	6.43	0.02	(0.84)	(0.82)	(0.18)	0.00	0.00	(0.18)

03/31/2019	7.58	0.05	(1.18)	(1.13)	0.00	0.00	(0.02)	(0.02)

03/31/2018	7.68	0.04	(0.14)	(0.10)	0.00	0.00	0.00	0.00

03/31/2017	7.97	0.05	(0.34)	(0.29)	0.00	0.00	0.00	0.00

PIMCO Short Asset Portfolio (Consolidated)

04/01/2021 - 09/30/2021+	$10.03	$0.05	$(0.01)	$0.04	$(0.05)	$0.00	$0.00	$(0.05)

03/31/2021	9.71	0.13	0.32	0.45	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.95	0.26	(0.23)	0.03	(0.27)	0.00	0.00	(0.27)

03/31/2019	10.00	0.26	0.00	0.26	(0.29)	(0.02)	0.00	(0.31)

05/01/2017 - 03/31/2018	10.00	0.17	0.01	0.18	(0.18)	0.00	0.00	(0.18)

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.91	1.15%	$1,538,985	0.06	%*	0.06	%*	0.05	%*	0.05	%*	2.11	%*	484%

11.00	5.31	1,504,263	0.09		0.09		0.05		0.05		2.48		1,143

11.39	9.58	2,092,924	0.60		0.60		0.05		0.05		3.46		1,294

10.89	6.96	2,644,811	0.17		0.17		0.05		0.05		3.40		1,133

10.54	1.80	1,957,803	0.09		0.09		0.05		0.05		3.01		1,179

10.78	1.06	2,087,307	0.07		0.07		0.05		0.05		2.91		1,472

$7.00	1.97%	$143,803	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.93	%*	7%

6.97	6.08	143,819	0.05		0.05		0.05		0.05		3.24		7

6.96	5.62	164,094	0.05		0.05		0.05		0.05		3.56		37

6.98	5.60	143,810	0.05		0.05		0.05		0.05		4.52		54

7.12	2.39	139,710	0.05		0.05		0.05		0.05		4.87		25

7.26	2.09	144,501	0.05		0.05		0.05		0.05		4.94		0

$8.26	9.20%	$62,169	0.09	%*	0.09	%*	0.05	%*	0.05	%*	11.24	%*	27%

7.96	14.90	54,516	0.39		0.39		0.05		0.05		2.48		134

8.36	10.80	667,009	1.32		1.32		0.05		0.05		2.56		35

7.68	4.44	251,428	1.23		1.23		0.05		0.05		1.94		10

8.76	2.11	41,522	0.66		0.66		0.05		0.05		2.88		183

8.90	3.04	482,644	0.58		0.58		0.05		0.05		4.05		149

$9.38	0.62%	$385,493	0.05	%*	0.05	%*	0.05	%*	0.05	%*	1.91	%*	333%

9.43	7.07	415,981	0.05		0.05		0.05		0.05		2.03		487

9.06	(0.71)	503,078	0.05		0.05		0.05		0.05		3.15		381

9.47	3.76	603,396	0.07		0.07		0.05		0.05		3.46		125

9.47	3.94	535,420	0.05		0.05		0.05		0.05		2.43		209

9.48	4.40	658,442	0.05		0.05		0.05		0.05		2.69		121

$10.01	0.04%	$14,582,913	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.06	%*	28%

10.01	0.88	14,025,137	0.05		0.05		0.05		0.05		0.27		68

9.96	1.64	6,301,118	0.05		0.05		0.05		0.05		2.13		70

10.01	2.35	6,030,159	0.05		0.05		0.05		0.05		2.30		69

10.01	1.33	4,071,061	0.05		0.05		0.05		0.05		1.36		108

10.01	0.85	5,006,020	0.05		0.05		0.05		0.05		0.82		103

$9.43	5.27%	$2,213,978	0.06	%*	0.06	%*	0.05	%*	0.05	%*	2.46	%*	3%

9.06	(11.08)	2,086,074	0.06		0.06		0.05		0.05		2.35		30

12.10	34.23	2,768,092	0.42		0.42		0.05		0.05		2.40		28

9.30	10.16	1,427,336	0.50		0.50		0.05		0.05		2.57		12

8.73	1.36	2,533,954	0.05		0.05		0.05		0.05		2.36		50

8.78	(0.45)	2,152,196	0.19		0.19		0.05		0.05		2.57		33

$5.66	(0.18)%	$534,374	0.12	%*	0.12	%*	0.12	%*	0.12	%*	0.00	%*	0%

5.67	4.42	528,273	0.12		0.12		0.12		0.12		0.07		20

5.43	(12.93)	524,490	0.16		0.16		0.12		0.12		0.31		72

6.43	(14.89)	556,580	0.19		0.19		0.12		0.12		0.75		0

7.58	(1.30)	674,406	0.13		0.13		0.12		0.12		0.49		91

7.68	(3.64)	694,954	0.13		0.13		0.12		0.12		0.68		122

$10.02	0.27%	$9,352,623	0.00	%*	0.00	%*	0.00	%*	0.00	%*	0.93	%*	18%

10.03	4.67	8,215,974	0.00		0.00		0.00		0.00		1.30		52

9.71	0.24	10,305,320	0.01		0.01		0.00		0.00		2.63		74

9.95	2.56	13,733,909	0.00		0.00		0.00		0.00		2.63		46

10.00	1.88	15,673,962	0.00	*	0.00	*	0.00	*	0.00	*	1.81	*	29

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	29

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)

04/01/2021 - 09/30/2021+	$9.86	$0.01	$0.00	$0.01	$(0.01)	$0.00	$0.00	$(0.01)

03/31/2021	9.82	0.03	0.04	0.07	(0.03)	0.00	0.00	(0.03)

03/31/2020	9.89	0.19	(0.04)	0.15	(0.22)	0.00	0.00	(0.22)

03/31/2019	9.88	0.21	0.04	0.25	(0.24)	0.00	0.00	(0.24)

03/31/2018	9.89	0.11	0.03	0.14	(0.15)	0.00	0.00	(0.15)

03/31/2017	9.88	0.07	0.04	0.11	(0.10)	0.00	0.00	(0.10)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios. Additionally, excludes initial sales charges and contingent deferred sales.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.86	0.11%	$22,682,858	0.00	%*	0.00	%*	0.00	%*	0.00	%*	0.11	%*	35%

9.86	0.74	22,775,705	0.00		0.00		0.00		0.00		0.26		80

9.82	1.52	16,363,421	0.00		0.00		0.00		0.00		1.92		233

9.89	2.47	13,290,838	0.00		0.00		0.00		0.00		2.12		197

9.88	1.47	21,178,114	0.01		0.01		0.00		0.00		1.10		112

9.89	1.05	23,928,033	0.01		0.01		0.00		0.00		0.74		308

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	31

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio

Assets:

Investments, at value
Investments in securities*	$5,371,560	$417,541	$575,189	$4,787,688	$35,727,217	$1,532,685	$4,939,370
Investments in Affiliates	853,260	121,864	1,155	166,648	144	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,361	14	281	421	3,390	7	21
Over the counter	4,889	8,925	1,320	440	54,976	0	0
Cash	1	1	0	697	0	2	218
Deposits with counterparty	12,733	1,681	7,236	83,884	10,543	2,027	3,034
Foreign currency, at value	0	594	487	1	21,681	0	0
Receivable for investments sold	255	0	2,092	817	2,373,785	65	48,438
Receivable for TBA investments sold	1,363,712	0	0	133,824	887,992	9,346	1,330,140
Receivable for Portfolio shares sold	15,688	6,254	4,691	193,273	101,485	0	0
Interest and/or dividends receivable	4,260	3,875	7,037	35,544	317,596	2,781	15,920
Dividends receivable from Affiliates	137	18	1	43	1	0	0
Reimbursement receivable from PIMCO	3	0	0	3	20	1	3
Other assets	0	0	0	0	0	0	0
Total Assets	7,627,859	560,767	599,489	5,403,283	39,498,830	1,546,914	6,337,144

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$8,940	$0	$7,063,639	$0	$0
Payable for sale-buyback transactions	0	0	1,627	0	151,594	0	0
Payable for short sales	25,267	0	8,295	30,546	178,632	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,096	19	95	853	7,152	93	66
Over the counter	1,085	11,081	0	1,891	43,473	0	0
Payable for investments purchased	14,449	1,335	14,945	30,867	143,145	6,200	57,600
Payable for investments in Affiliates purchased	137	18	1	43	1	0	0
Payable for unfunded loan commitments	0	0	31	0	0	0	0
Payable for TBA investments purchased	2,513,225	0	0	144,749	1,086,029	14,812	1,998,200
Deposits from counterparty	6,817	4,079	1,188	680	23,754	0	1,005
Payable for Portfolio shares redeemed	14,600	5,820	4,360	201,220	164,278	0	0
Distributions payable	0	0	0	0	0	0	0
Overdraft due to custodian	0	0	0	0	50	0	0
Accrued investment advisory fees	84	9	9	83	525	25	70
Accrued supervisory and administrative fees	126	45	14	124	788	38	106
Other liabilities	5	1	1	5	33	4	5
Total Liabilities	2,577,891	22,407	39,506	411,061	8,863,093	21,172	2,057,052

Net Assets	$5,049,968	$538,360	$559,983	$4,992,222	$30,635,737	$1,525,742	$4,280,092

Net Assets Consist of:

Paid in capital	$4,938,083	$552,131	$514,626	$4,786,020	$26,664,794	$1,515,579	$4,214,185
Distributable earnings (accumulated loss)	111,885	(13,771)	45,357	206,202	3,970,943	10,163	65,907

Net Assets	$5,049,968	$538,360	$559,983	$4,992,222	$30,635,737	$1,525,742	$4,280,092

Shares Issued and Outstanding	399,541	55,773	66,122	503,754	2,351,334	152,108	418,689

Net Asset Value Per Share Outstanding(a):	$12.64	$9.65	$8.47	$9.91	$13.03	$10.03	$10.22

Cost of investments in securities	$5,288,736	$441,101	$513,578	$4,618,573	$32,304,667	$1,526,054	$4,902,362
Cost of investments in Affiliates	$852,493	$121,756	$1,836	$166,429	$143	$0	$0
Cost of foreign currency held	$0	$650	$485	$1	$21,904	$0	$0
Proceeds received on short sales	$25,217	$0	$8,009	$30,486	$178,971	$0	$0
Cost or premiums of financial derivative instruments, net	$(33,871)	$(2,424)	$8,609	$32,855	$308,478	$2,513	$1,599

* Includes repurchase agreements of:	$1,937	$1,807	$11,098	$5,616	$39,393	$1,578	$43,275

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$3,526,446	$135,296	$108,585	$455,019	$15,265,130	$2,777,645
54,568	8,251	153	59,409	0	9,252

275	0	0	81	0	2,796
615	0	1	644	0	0
24	1	1	1	0	0
9,788	0	0	167	0	1,435
0	0	9	0	0	0
282	0	326	106	0	198,755
2,533,241	0	0	227,236	0	24,697
20,547	1,814	1,256	0	68,200	31,086
4,054	1,365	248	468	16,064	16,322
7	2	0	7	0	1
1	0	0	0	10	2
2	0	0	0	0	0
6,149,850	146,729	110,579	743,138	15,349,404	3,061,991

$103,866	$0	$33,686	$0	$0	$792,652
0	0	13,710	0	0	0
216,252	0	0	22,096	0	21,464

2	0	0	244	0	1,351
2,261	0	0	63	0	0
67,927	1,238	381	0	743,048	0
7	2	0	7	0	1
0	0	0	0	0	0
4,196,282	0	0	334,380	0	3,239
5,142	0	0	839	350	0
19,060	1,680	630	0	22,100	29,210
0	0	0	0	3	0
0	0	0	0	341	0
26	2	1	6	253	37
38	4	2	9	380	56
2	0	0	1	16	3
4,610,865	2,926	48,410	357,645	766,491	848,013

$1,538,985	$143,803	$62,169	$385,493	$14,582,913	$2,213,978

$1,520,440	$131,032	$71,828	$457,434	$14,579,578	$2,343,512
18,545	12,771	(9,659)	(71,941)	3,335	(129,534)

$1,538,985	$143,803	$62,169	$385,493	$14,582,913	$2,213,978

141,104	20,537	7,522	41,084	1,456,315	234,703

$10.91	$7.00	$8.26	$9.38	$10.01	$9.43

$3,504,514	$123,511	$103,552	$453,486	$15,262,979	$2,775,565
$54,560	$8,243	$152	$59,399	$0	$9,250
$0	$0	$10	$0	$0	$0
$217,557	$0	$0	$22,057	$0	$21,459
$(4,944)	$0	$(223)	$818	$0	$19,995

$1,746	$572	$470	$927	$2,374,949	$3,542

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	33

Consolidated Statements of Assets and Liabilities	September 30, 2021	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:

Investments, at value
Investments in securities*	$381,214	$10,235,996	$23,539,367
Investments in Affiliates	132,664	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,061	38	0
Over the counter	7,830	30,049	63,018
Cash	1	1	0
Deposits with counterparty	3,042	4,392	0
Foreign currency, at value	15,209	1,146	894
Receivable for investments sold	186	112,084	1,162
Receivable for Portfolio shares sold	8,050	0	0
Interest and/or dividends receivable	472	19,030	25,929
Dividends receivable from Affiliates	16	0	0
Other assets	1	0	1
Total Assets	551,746	10,402,736	23,630,371

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$508,829	$0
Payable for sale-buyback transactions	0	447,163	0
Payable for short sales	0	58,353	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	628	1,358	0
Over the counter	6,178	7,078	11,306
Payable for investments purchased	130	0	825,975
Payable for investments in Affiliates purchased	16	0	0
Deposits from counterparty	2,841	27,332	108,943
Payable for Portfolio shares redeemed	7,530	0	600
Overdraft due to custodian	0	0	689
Accrued investment advisory fees	8	0	0
Accrued supervisory and administrative fees	40	0	0
Other liabilities	1	0	0
Total Liabilities	17,372	1,050,113	947,513

Net Assets	$534,374	$9,352,623	$22,682,858

Net Assets Consist of:

Paid in capital	$722,817	$9,510,363	$22,672,587
Distributable earnings (accumulated loss)	(188,443)	(157,740)	10,271

Net Assets	$534,374	$9,352,623	$22,682,858

Shares Issued and Outstanding	94,409	933,673	2,300,023

Net Asset Value Per Share Outstanding(a):	$5.66	$10.02	$9.86

Cost of investments in securities	$386,482	$10,234,484	$23,577,817
Cost of investments in Affiliates	$132,520	$0	$0
Cost of foreign currency held	$15,293	$1,162	$897
Proceeds received on short sales	$0	$58,230	$0
Cost or premiums of financial derivative instruments, net	$3,617	$114	$0

* Includes repurchase agreements of:	$2,777	$231,131	$6,961,422

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended September 30,2021 (Unaudited)
(Amounts in thousands†)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio

Investment Income:

Interest	$65,170	$7,955	$12,075	$63,152
Dividends	0	0	304	1,670
Dividends from Investments in Affiliates	679	106	47	292
Total Income	65,849	8,061	12,426	65,114

Expenses:

Investment advisory fees	493	55	53	494
Supervisory and administrative fees	740	274	80	741
Trustee fees	11	1	1	11
Interest expense	4	4	232	7
Miscellaneous expense	12	2	1	12
Total Expenses	1,260	336	367	1,265
Waiver and/or Reimbursement by PIMCO	(11)	(1)	(1)	(11)
Net Expenses	1,249	335	366	1,254

Net Investment Income (Loss)	64,600	7,726	12,060	63,860

Net Realized Gain (Loss):

Investments in securities	451	2,167	10,082	9,237
Investments in Affiliates	(21)	(2)	(2)	71
Exchange-traded or centrally cleared financial derivative instruments	(2,586)	(3)	1,634	12,689
Over the counter financial derivative instruments	5,517	11,748	(232)	5,840
Short sales	0	0	11	0
Foreign currency	0	(1,763)	520	0

Net Realized Gain (Loss)	3,361	12,147	12,013	27,837

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	14,138	(14,811)	46,534	31,770
Investments in Affiliates	150	26	(94)	(2)
Exchange-traded or centrally cleared financial derivative instruments	(9,201)	(1,365)	(924)	(4,101)
Over the counter financial derivative instruments	(1,536)	(6,391)	651	93
Short sales	0	0	(406)	0
Foreign currency assets and liabilities	0	14	(28)	0

Net Change in Unrealized Appreciation (Depreciation)	3,551	(22,527)	45,733	27,760

Net Increase (Decrease) in Net Assets Resulting from Operations	$71,512	$(2,654)	$69,806	$119,457

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	35

Statements of Operations	(Cont.)

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio

Investment Income:

Interest	$628,643	$5,473	$31,918	$16,607	$2,196
Dividends	7,881	0	0	0	0
Dividends from Investments in Affiliates	13	0	0	35	10
Total Income	636,537	5,473	31,918	16,642	2,206

Expenses:

Investment advisory fees	3,138	131	428	153	15
Supervisory and administrative fees	4,707	197	642	230	22
Trustee fees	69	2	10	4	0
Interest expense	1,241	0	2	83	0
Miscellaneous expense	78	3	11	4	1
Total Expenses	9,233	333	1,093	474	38
Waiver and/or Reimbursement by PIMCO	(69)	(2)	(10)	(4)	(0)
Net Expenses	9,164	331	1,083	470	38

Net Investment Income (Loss)	627,373	5,142	30,835	16,172	2,168

Net Realized Gain (Loss):

Investments in securities	130,893	1,055	23,947	16,079	(107)
Investments in Affiliates	(14)	0	0	6	0
Exchange-traded or centrally cleared financial derivative instruments	129,424	(935)	(2,870)	1,125	0
Over the counter financial derivative instruments	93,651	(1)	(1)	3,147	0
Short sales	0	0	0	0	0
Foreign currency	(995)	0	0	0	0

Net Realized Gain (Loss)	352,959	119	21,076	20,357	(107)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,212,140	(2,212)	(5,179)	(9,088)	789
Investments in Affiliates	0	0	0	8	2
Exchange-traded or centrally cleared financial derivative instruments	(49,205)	131	112	(3,711)	0
Over the counter financial derivative instruments	(17,293)	0	0	(7,342)	0
Short sales	0	0	0	0	0
Foreign currency assets and liabilities	1,082	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	1,146,724	(2,081)	(5,067)	(20,133)	791

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,127,056	$3,180	$46,844	$16,396	$2,852

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$3,347	$3,826	$8,410	$27,812
0	0	0	0
0	41	0	13
3,347	3,867	8,410	27,825

6	40	1,513	221
9	59	2,270	331
0	1	30	5
13	0	9	152
0	1	37	6
28	101	3,859	715
(0)	(1)	(30)	(5)
28	100	3,829	710

3,319	3,767	4,581	27,115

2,656	(331)	420	1,269
(1)	(1)	0	41
0	(16)	0	(25,336)
3	580	0	0
0	0	0	0
1	0	0	0

2,659	232	420	(24,026)

(887)	246	485	100,705
0	12	0	1
0	(1,511)	0	4,930
(3)	(88)	0	0
0	0	0	0
0	0	0	0

(890)	(1,341)	485	105,636

$5,088	$2,658	$5,486	$108,725

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	37

Consolidated Statements of Operations

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:

Interest	$230	$42,377	$11,594
Dividends from Investments in Affiliates	102	0	0
Total Income	332	42,377	11,594

Expenses:

Investment advisory fees	52	0	0
Supervisory and administrative fees	261	0	0
Trustee fees	1	0	0
Interest expense	9	17	33
Miscellaneous expense	2	0	0
Total Expenses	325	17	33
Waiver and/or Reimbursement by PIMCO	(1)	0	0
Net Expenses	324	17	33

Net Investment Income (Loss)	8	42,360	11,561

Net Realized Gain (Loss):

Investments in securities	(627)	(592)	(125,376)
Investments in Affiliates	(1)	0	0
Exchange-traded or centrally cleared financial derivative instruments	14,640	(9,563)	0
Over the counter financial derivative instruments	3,762	12,949	157,817
Foreign currency	(229)	1,791	(7,722)

Net Realized Gain (Loss)	17,545	4,585	24,719

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(15)	(22,534)	138,587
Investments in Affiliates	26	0	0
Exchange-traded or centrally cleared financial derivative instruments	(13,684)	(9,887)	0
Over the counter financial derivative instruments	(4,286)	12,682	(153,895)
Short sales	0	(47)	0
Foreign currency assets and liabilities	201	(1,453)	2,064

Net Change in Unrealized Appreciation (Depreciation)	(17,758)	(21,239)	(13,244)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(205)	$25,706	$23,036

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO ABS and Short-Term Investments Portfolio		PIMCO EM Bond and Short-Term Investments Portfolio		PIMCO High Yield and Short-Term Investments Portfolio		PIMCO Investment Grade Credit Bond Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$64,600	$116,255	$7,726	$15,413	$12,060	$26,447	$63,860	$125,228
Net realized gain (loss)	3,361	51,081	12,147	(2,502)	12,013	4,576	27,837	2,637
Net change in unrealized appreciation (depreciation)	3,551	231,468	(22,527)	27,941	45,733	47,802	27,760	251,858

Net Increase (Decrease) in Net Assets Resulting from Operations	71,512	398,804	(2,654)	40,852	69,806	78,825	119,457	379,723

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(55,005)	(170,006)	(12,000)	(501)	(12,000)	(29,502)	(60,005)	(139,010)

Total Distributions(a)	(55,005)	(170,006)	(12,000)	(501)	(12,000)	(29,502)	(60,005)	(139,010)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	319,456	482,596	16,048	15,517	1,718	62,942	272,717	1,412,611

Total Increase (Decrease) in Net Assets	335,963	711,394	1,394	55,868	59,524	112,265	332,169	1,653,324

Net Assets:

Beginning of period	4,714,005	4,002,611	536,966	481,098	500,459	388,194	4,660,053	3,006,729
End of period	$5,049,968	$4,714,005	$538,360	$536,966	$559,983	$500,459	$4,992,222	$4,660,053

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	39

Statements of Changes in Net Assets	(Cont.)

	PIMCO Long Duration Credit Bond Portfolio		PIMCO Low Duration Portfolio		PIMCO Moderate Duration Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$627,373	$1,156,334	$5,142	$10,192	$30,835	$61,376
Net realized gain (loss)	352,959	620,549	119	10,819	21,076	60,013
Net change in unrealized appreciation (depreciation)	1,146,724	394,868	(2,081)	3,194	(5,067)	(34,508)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,127,056	2,171,751	3,180	24,205	46,844	86,881

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(680,026)	(1,751,578)	(5,452)	(15,203)	(30,005)	(138,909)

Total Distributions(a)	(680,026)	(1,751,578)	(5,452)	(15,203)	(30,005)	(138,909)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	574,696	4,833,078	478,681	274,020	(58,350)	650,111

Total Increase (Decrease) in Net Assets	2,021,726	5,253,251	476,409	283,022	(41,511)	598,083

Net Assets:

Beginning of period	28,614,011	23,360,760	1,049,333	766,311	4,321,603	3,723,520
End of period	$30,635,737	$28,614,011	$1,525,742	$1,049,333	$4,280,092	$4,321,603

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Mortgage and Short-Term Investments Portfolio		PIMCO Municipal Portfolio		PIMCO Real Return Portfolio		PIMCO Short-Term Portfolio

Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

$16,172	$49,494	$2,168	$4,861	$3,319	$1,996	$3,767	$9,605
20,357	78,609	(107)	563	2,659	67,429	232	5,634
(20,133)	(16,147)	791	3,246	(890)	(34,289)	(1,341)	17,365

16,396	111,956	2,852	8,670	5,088	35,136	2,658	32,604

(30,001)	(146,504)	(2,250)	(8,601)	(3,100)	(11,199)	(4,500)	(13,201)

(30,001)	(146,504)	(2,250)	(8,601)	(3,100)	(11,199)	(4,500)	(13,201)

48,327	(554,113)	(618)	(20,344)	5,665	(636,430)	(28,646)	(106,500)

34,722	(588,661)	(16)	(20,275)	7,653	(612,493)	(30,488)	(87,097)

1,504,263	2,092,924	143,819	164,094	54,516	667,009	415,981	503,078
$1,538,985	$1,504,263	$143,803	$143,819	$62,169	$54,516	$385,493	$415,981

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	41

Statements of Changes in Net Assets	(Cont.)

	PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government and Short-Term Investments Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,581	$27,218	$27,115	$57,930
Net realized gain (loss)	420	994	(24,026)	249,728
Net change in unrealized appreciation (depreciation)	485	32,858	105,636	(580,718)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,486	61,070	108,725	(273,060)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(4,669)	(27,272)	(25,500)	(395,006)

Total Distributions(a)	(4,669)	(27,272)	(25,500)	(395,006)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	556,959	7,690,221	44,679	(13,952)

Total Increase (Decrease) in Net Assets	557,776	7,724,019	127,904	(682,018)

Net Assets:

Beginning of period	14,025,137	6,301,118	2,086,074	2,768,092
End of period	$14,582,913	$14,025,137	$2,213,978	$2,086,074

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short Asset Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8	$384	$42,360	$109,091	$11,561	$53,540
Net realized gain (loss)	17,545	(55,518)	4,585	(146,263)	24,719	(30,456)
Net change in unrealized appreciation (depreciation)	(17,758)	78,477	(21,239)	419,359	(13,244)	118,303

Net Increase (Decrease) in Net Assets Resulting from Operations	(205)	23,343	25,706	382,187	23,036	141,387

Distributions to Shareholders:

From net investment income and/or net realized capital gains	0	(0)	(40,987)	(106,769)	(19,801)	(68,357)

Total Distributions(a)	0	(0)	(40,987)	(106,769)	(19,801)	(68,357)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	6,306	(19,560)	1,151,930	(2,364,764)	(96,082)	6,339,254

Total Increase (Decrease) in Net Assets	6,101	3,783	1,136,649	(2,089,346)	(92,847)	6,412,284

Net Assets:

Beginning of period	528,273	524,490	8,215,974	10,305,320	22,775,705	16,363,421
End of period	$534,374	$528,273	$9,352,623	$8,215,974	$22,682,858	$22,775,705

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	43

Statements of Cash Flows

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO Long Duration Credit Bond Portfolio	PIMCO Real Return Portfolio	PIMCO U.S. Government and Short-Term Investments Portfolio

Net increase (decrease) in net assets resulting from operations	$2,127,056	$5,088	$108,725

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(14,547,556)	(41,305)	(94,402)
Proceeds from sales of long-term securities	14,016,881	26,928	124,104
(Purchases) Proceeds from sales of short-term portfolio investments, net	(3,459)	930	(6,698)
(Increase) decrease in deposits with counterparty	5,494	0	(210)
(Increase) decrease in receivable for investments sold	(309,143)	(231)	(201,261)
(Increase) decrease in interest and/or dividends receivable	(10,920)	117	669
(Increase) decrease in dividends receivable from Affiliates	8	0	(1)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	99,927	0	(22,190)
Proceeds from (Payments on) over the counter financial derivative instruments	88,440	3	0
(Increase) decrease in reimbursement receivable from PIMCO	7	0	1
Increase (decrease) in payable for investments purchased	(3,742,171)	381	3,240
Increase (decrease) in deposits from counterparty	(7,680)	0	0
Increase (decrease) in accrued investment advisory fees	40	0	0
Increase (decrease) in accrued supervisory and administrative fees	61	0	1
Proceeds from (Payments on) short sales transactions, net	178,971	0	(100)
Proceeds from (Payments on) foreign currency transactions	87	1	0
Increase (decrease) in other liabilities	31	0	3
Net Realized (Gain) Loss
Investments in securities	(130,893)	(2,656)	(1,269)
Investments in Affiliates	14	1	(41)
Exchange-traded or centrally cleared financial derivative instruments	(129,424)	0	25,336
Over the counter financial derivative instruments	(93,651)	(3)	0
Foreign currency	995	(1)	0
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(1,212,140)	887	(100,705)
Investments in Affiliates	0	0	(1)
Exchange-traded or centrally cleared financial derivative instruments	49,205	0	(4,930)
Over the counter financial derivative instruments	17,293	3	0
Foreign currency assets and liabilities	(1,082)	0	0
Net amortization (accretion) on investments	18,685	777	2,972

Net Cash Provided by (Used for) Operating Activities	(3,584,924)	(9,080)	(166,757)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	5,639,864	6,714	204,350
Payments on shares redeemed	(5,663,125)	(4,725)	(187,052)
Increase (decrease) in overdraft due to custodian	(86)	0	0
Cash distributions paid*	(2,747)	(70)	(625)
Proceeds from reverse repurchase agreements	112,711,335	421,179	21,580,004
Payments on reverse repurchase agreements	(109,238,103)	(428,258)	(21,429,920)
Proceeds from sale-buyback transactions	7,975,276	152,897	1,497,324
Payments on sale-buyback transactions	(7,845,299)	(139,187)	(1,497,324)

Net Cash Received from (Used for) Financing Activities	3,577,115	8,550	166,757

Net Increase (Decrease) in Cash and Foreign Currency	(7,809)	(530)	0

Cash and Foreign Currency:

Beginning of period	29,490	540	0
End of period	$21,681	$10	$0

* Reinvestment of distributions	$677,279	$3,030	$24,875

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$1,191	$13	$145

Non Cash Payment in Kind	$470	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.4%

CORPORATE BONDS & NOTES 0.5%

BANKING & FINANCE 0.4%

Ambac Assurance Corp.
5.100% due 12/31/2099 (d)	$43	$61

Preferred Term Securities Ltd.
0.466% (US0003M + 0.350%) due 03/22/2038 ~	20,422	18,482
0.989% (US0003M + 0.860%) due 07/03/2033 ~	1,403	1,382

		19,925

INDUSTRIALS 0.1%

CVS Pass-Through Trust
5.880% due 01/10/2028	856	992

Times Square Hotel Trust
8.528% due 08/01/2026	3,112	3,372

UAL Pass-Through Trust
6.636% due 01/02/2024	557	576

		4,940

Total Corporate Bonds & Notes (Cost $24,863)		24,865

MUNICIPAL BONDS & NOTES 0.0%

TEXAS 0.0%

North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
1.245% (US0003M + 1.100%) due 04/01/2040 ~	330	332

Total Municipal Bonds & Notes (Cost $330)		332

U.S. GOVERNMENT AGENCIES 25.5%

Fannie Mae
0.136% due 07/25/2037 •	766	753
0.201% due 03/25/2036 •	10	10
0.324% due 08/25/2031 •	64	63
0.326% due 05/25/2032 •	1	1
0.484% due 09/17/2027 •	1	1
0.536% due 02/25/2033 •	36	36
0.687% due 11/18/2031 •	1	1
0.736% due 11/25/2031 •	23	23
0.986% due 08/25/2023 •	2	2
1.086% due 12/25/2023 - 04/25/2032 •	6	6
1.236% due 10/25/2022 - 09/25/2023 •	1	1
1.299% due 03/01/2044 - 10/01/2044 •	32	33
1.499% due 10/01/2040 •	15	15
1.587% due 09/01/2033 •	15	15
1.589% due 02/01/2033 •	46	46
1.620% due 03/01/2035 •	6	6
1.626% due 06/01/2033 •	6	6
1.691% due 02/01/2035 •	3	3
1.704% due 01/01/2035 •	4	5
1.731% due 03/01/2035 •	6	7
1.750% due 12/25/2023 •	3	3
1.769% due 07/01/2035 •	5	6
1.846% due 11/01/2034 •	1	1
1.880% due 04/01/2033 •	4	4
1.906% due 05/01/2025 •	1	1
1.933% due 07/01/2033 •	3	3
1.943% due 11/01/2035 •	1	1
1.946% due 04/01/2036 •	2	2
1.951% due 03/01/2033 •	1	1
1.965% due 05/01/2033 •	11	11
1.985% due 09/01/2033 •	4	4
2.000% due 09/01/2033 •	7	7
2.005% due 03/01/2030 •	3	3
2.015% due 03/01/2032 •	3	3
2.029% due 12/01/2036 •	5	5
2.035% due 11/01/2034 •	7	7
2.041% due 10/01/2034 •	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.067% due 05/01/2034 •	$13	$13
2.076% due 03/01/2035 •	3	3
2.106% due 12/01/2036 •	8	8
2.117% due 02/01/2035 •	4	4
2.129% due 01/01/2037 •	3	3
2.173% due 12/01/2035 •	2	2
2.183% due 05/01/2036 •	5	5
2.230% due 08/01/2035 •	4	4
2.243% due 10/01/2032 •	6	6
2.244% due 11/01/2032 •	14	14
2.245% due 09/01/2030 •	13	13
2.250% due 03/01/2029 - 04/01/2032 •	15	15
2.278% due 07/01/2033 •	4	4
2.301% due 09/01/2033 •	3	3
2.375% due 09/01/2032 •	12	12
2.391% due 04/01/2034 •	1	1
2.430% due 04/01/2036 •	12	12
2.500% due 10/01/2028 •	2	2
2.845% due 10/01/2031 •	4	4
2.910% due 06/01/2033 •	62	63
3.827% due 05/01/2036 •	5	5
4.000% due 11/25/2033 - 01/01/2059	416	465
4.250% due 10/01/2027 •	1	1
5.000% due 06/25/2023 - 11/25/2032	434	515
5.500% due 09/25/2035	1,851	2,465
5.914% due 11/25/2049 •(a)	713	141
6.500% due 06/25/2028	13	14
7.000% due 07/25/2042	4	5
7.500% due 07/25/2022	1	2
8.500% due 01/25/2025 - 04/01/2032	6	6

Freddie Mac
0.334% due 10/15/2032 •	4	4
0.346% due 08/25/2031 •	41	40
0.434% due 12/15/2029 •	6	6
0.534% due 12/15/2031 •	2	2
0.547% due 12/25/2022 ~(a)	31,583	136
0.634% due 04/15/2022 - 08/15/2031 •	6	6
0.637% due 01/25/2034 ~(a)	86,462	4,175
0.929% due 03/25/2034 ~(a)	68,284	5,148
1.030% due 10/15/2022 •	1	1
1.146% due 05/15/2023 •	2	2
1.196% due 05/15/2023 •	1	1
1.292% due 10/25/2044 •	1,500	1,539
1.299% due 02/25/2045 •	9	10
1.492% due 07/25/2044 •	331	341
1.629% due 09/01/2035 •	4	4
1.750% due 09/25/2023 •	42	42
2.000% due 02/01/2035 •	2	2
2.052% due 01/01/2035 •	4	4
2.053% due 02/01/2035 •	5	5
2.090% due 09/01/2035 •	1	1
2.112% due 01/01/2035 •	5	5
2.117% due 07/01/2037 •	2	2
2.216% due 10/01/2034 •	10	10
2.233% due 02/01/2035 •	10	11
2.240% due 09/01/2033 •	13	14
2.261% due 03/01/2028 •	3	3
2.280% due 01/01/2035 •	5	5
2.333% due 04/01/2032 •	23	23
2.348% due 09/01/2028 - 04/01/2033 •	4	5
2.355% due 12/01/2033 - 04/01/2034 •	35	36
2.362% due 11/01/2034 •	7	8
2.375% due 11/01/2034 - 02/01/2035 •	26	28
2.502% due 03/01/2032 •	19	19
2.520% due 02/01/2036 •	3	3
2.540% due 03/01/2030 •	3	3
2.577% due 08/01/2023 •	2	2
3.000% due 09/01/2046 - 03/01/2048	15,876	16,668
3.500% due 07/01/2046 - 02/01/2048	200	215
4.000% due 10/15/2033	25	27
4.340% due 05/01/2026 •	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 02/15/2036	$132	$150
5.500% due 05/15/2036	11	13
5.785% due 08/01/2031 •	12	14
6.500% due 07/25/2043	348	421
7.000% due 06/15/2029	6	7
7.500% due 02/15/2023 - 01/15/2031	2	3
8.000% due 03/15/2023	2	2

Ginnie Mae
0.540% due 02/20/2061 •	262	263
0.840% due 09/20/2063 •	2,645	2,660
1.875% due 05/20/2030 - 05/20/2032 •	21	22
2.000% (H15T1Y + 1.500%) due 01/20/2023 ~	1	1
2.000% due 01/20/2027 - 05/20/2030 •	35	36
2.125% (H15T1Y + 1.500%) due 10/20/2026 ~	8	8
2.125% due 12/20/2027 - 10/20/2033 •	16	16
2.250% due 07/20/2029 - 09/20/2033 •	48	49

Ginnie Mae, TBA
2.000% due 12/01/2051	3,000	3,031
2.500% due 11/01/2051	9,200	9,481

Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 10/01/2046	2,060	2,173
3.500% due 03/01/2040 - 02/01/2050	31,522	33,603
4.000% due 08/01/2038 - 06/01/2050	35,202	37,930
8.500% due 06/01/2022 - 06/01/2030	8	9

Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2036 - 10/01/2051	38,500	39,542
2.500% due 11/01/2036 - 12/01/2051	80,600	83,116
3.000% due 10/01/2036 - 12/01/2051	135,900	142,073
3.500% due 10/01/2051 - 12/01/2051	470,700	498,418
4.000% due 10/01/2051 - 11/01/2051	372,800	399,482

Total U.S. Government Agencies (Cost $1,280,682)		1,285,992

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Notes
1.125% due 02/29/2028 (g)	1,674	1,664
2.375% due 05/15/2029 (g)(i)	8,900	9,556

Total U.S. Treasury Obligations (Cost $10,700)		11,220

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.6%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	2,600	2,822

225 Liberty Street Trust
3.597% due 02/10/2036	2,000	2,164

Adjustable Rate Mortgage Trust
0.626% due 11/25/2035 •	354	358
0.646% due 11/25/2035 •	616	615
0.646% due 08/25/2036 •	35,700	17,395
2.588% due 04/25/2035 ~	1	1

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	11,969	11,714

American Home Mortgage Investment Trust
2.153% due 06/25/2045 •	854	867

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	508	512

AREIT Trust
1.184% due 09/14/2036 •	25,943	25,971

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	45

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	$9,086	$9,104
1.483% due 10/25/2048 ~	11,943	11,966
1.637% due 10/25/2048 ~	6,057	6,059

Ashford Hospitality Trust
0.984% due 04/15/2035 •	10,224	10,224
1.534% due 06/15/2035 •	3,100	3,105
1.934% due 06/15/2035 •	2,300	2,303
2.834% due 06/15/2035 •	3,200	3,198

BAMLL Commercial Mortgage Securities Trust
1.134% due 04/15/2036 •	3,500	3,496
1.284% due 03/15/2034 •	900	902

Banc of America Alternative Loan Trust
6.000% due 04/25/2037	1,910	1,891

Banc of America Commercial Mortgage Trust
6.016% due 02/10/2051 ~	42,859	43,896

Banc of America Funding Trust
0.214% due 10/26/2036 ~	65,290	61,924
0.467% due 10/20/2036 •	3,387	2,852
0.762% due 04/20/2035 •	427	428
2.652% due 09/20/2046 ^~	1,377	1,394
2.819% due 10/20/2046 ^~	249	225
3.411% due 01/20/2047 ^~	8	7

Banc of America Mortgage Trust
2.371% due 12/25/2033 ~	53	54
2.587% due 11/25/2033 ~	13	13
2.788% due 10/25/2035 ^~	296	304
2.789% due 06/25/2034 ~	150	154
2.964% due 06/25/2035 ~	242	241

Bancorp Commercial Mortgage Trust
1.214% due 09/15/2036 •	142	142

Barclays Commercial Mortgage Securities Trust
2.134% due 02/15/2033 •	5,182	5,195
3.184% due 02/15/2033 •	35,400	35,583

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	43	37
2.192% due 02/25/2036 ^~	85	85
2.259% due 01/25/2034 ~	30	31
2.337% due 08/25/2035 ~	699	701
2.525% due 04/25/2034 ~	53	52
2.601% due 11/25/2034 ~	116	112
2.617% due 05/25/2033 ~	113	106
2.666% due 05/25/2034 ~	53	50
2.780% due 11/25/2030 ~	29	29
2.832% due 02/25/2033 ~	2	2
2.887% due 02/25/2035 ~	145	146
3.151% due 05/25/2047 ^~	324	324

Bear Stearns ALT-A Trust
2.483% due 04/25/2035 ~	32	32
2.587% due 07/25/2035 ~	10,374	8,506
2.610% due 12/25/2033 ~	214	224
2.619% due 01/25/2036 ^~	577	580
2.677% due 11/25/2035 ^~	1,044	770
2.706% due 08/25/2036 ^~	1,961	1,468
2.963% due 02/25/2036 ^~	3,338	2,816
3.445% due 08/25/2036 ^~	1,102	712

Bear Stearns Mortgage Securities, Inc.
2.388% due 06/25/2030 ~	4	4

Bear Stearns Structured Products, Inc. Trust
2.708% due 01/26/2036 ^~	2,785	2,366
2.727% due 12/26/2046 ^~	3,305	3,002

BellaVista Mortgage Trust
0.587% due 05/20/2045 •	1,875	1,362
0.826% due 02/25/2035 •	2,590	1,958

BXMT Ltd.
1.564% due 03/15/2037 •	23,500	23,613

Chase Mortgage Finance Trust
2.975% due 12/25/2035 ^~	712	687

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.738% due 01/25/2035 ~	465	473

Citigroup Commercial Mortgage Trust
0.914% due 12/15/2036 •	9,200	9,199
1.234% due 12/15/2036 •	2,653	2,653
3.098% due 04/10/2049	19,663	20,569
3.209% due 05/10/2049	700	754

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Global Markets Mortgage Securities, Inc.
0.586% due 05/25/2032 •	$22	$21
2.295% due 09/25/2033 ~	1	1
8.500% due 05/25/2032	84	73

Citigroup Mortgage Loan Trust
0.586% due 09/25/2036 •	6,380	6,277
0.886% due 08/25/2035 ^•	135	128
2.470% due 05/25/2035 •	6	6
2.470% due 10/25/2035 •	14	15
2.520% due 11/25/2035 •	486	492
2.754% due 08/25/2035 ~	137	143
2.810% due 05/25/2042 ~	757	748
3.228% due 09/25/2059 þ	528	529

Citigroup Mortgage Loan Trust, Inc.
0.416% due 12/25/2034 •	104	109
1.860% due 09/25/2035 •	509	524

CityLine Commercial Mortgage Trust
2.871% due 11/10/2031 ~	800	826

Commercial Mortgage Trust
2.950% due 08/15/2057	1,000	1,068
3.545% due 02/10/2036	3,800	4,095

Community Program Loan Trust
4.500% due 04/01/2029	21	22

Countrywide Alternative Loan Trust
0.267% due 02/20/2047 ^•	1,691	1,330
0.282% due 12/20/2046 ^•	7,857	6,987
0.286% due 06/25/2037 •	568	553
0.287% due 07/20/2046 ^•	630	499
0.406% due 07/25/2036 •	539	697
0.466% due 07/25/2046 •	3,095	2,844
0.466% due 09/25/2046 ^•	313	309
0.507% due 03/20/2046 •	281	240
0.586% due 05/25/2035 •	102	87
0.586% due 05/25/2035 ^•	196	182
0.586% due 06/25/2035 •	1,659	1,564
0.626% due 02/25/2036 •	93	80
0.646% due 12/25/2035 •	469	471
0.666% due 11/25/2035 •	774	781
0.666% due 02/25/2036 ^•	238	235
0.706% due 10/25/2035 •	501	426
0.724% due 11/20/2035 •	213	207
0.746% due 10/25/2035 •	3,190	2,578
0.932% due 03/25/2047 ^•	3,051	2,791
1.046% due 07/25/2035 •	1,440	1,442
1.092% due 02/25/2036 •	639	612
1.342% due 11/25/2047 ^•	4,476	4,120
1.472% due 11/25/2047 ^•	8,163	7,564
1.626% due 11/25/2035 •	1,881	1,760
1.954% due 08/25/2035 ~	2,866	2,843
5.500% due 11/25/2035 ^	827	628
5.500% due 03/25/2036 ^	74	47
5.750% due 03/25/2037 ^•	300	230
5.750% due 04/25/2047 ^	408	336
6.250% due 12/25/2033	17	18
6.500% due 11/25/2031	44	46

Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/2036 •	11,696	11,006
0.666% due 04/25/2035 •	14	14
0.686% due 03/25/2035 •	23	19
0.726% due 03/25/2035 •	1,510	1,450
0.766% due 02/25/2035 •	56	53
0.786% due 02/25/2035 •	476	457
0.866% due 02/25/2035 •	80	75
1.006% due 09/25/2034 •	91	71
1.985% due 02/20/2036 ^•	82	73
2.012% due 06/19/2031 ~	2	2
2.109% due 02/20/2036 ^•	149	150
2.241% due 02/25/2034 ~	30	31
2.506% due 02/19/2034 ~	12	12
2.518% due 04/25/2035 ^~	19	2
2.574% due 02/19/2034 ~	9	9
2.681% due 08/25/2034 ^~	45	45
2.684% due 02/20/2035 ~	73	74
2.887% due 08/25/2034 ~	61	62
2.941% due 05/19/2033 ~	9	8
3.001% due 07/19/2033 ~	52	54
6.000% due 11/25/2037 ^	119	90

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.699% due 03/25/2032 ~	$83	$80
1.236% due 09/25/2034 ^•	864	953
2.357% due 12/25/2032 ^~	28	25
2.727% due 06/25/2033 ~	114	115
3.091% due 12/25/2033 ~	133	132
5.750% due 04/25/2033	7	7
6.250% due 07/25/2035	208	224
7.000% due 02/25/2033	14	14

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.148% due 07/25/2033 ~	5	5
2.562% due 10/25/2033 ~	81	80
5.500% due 11/25/2035	176	162

Credit Suisse Mortgage Capital Certificates
3.093% due 02/27/2036 ~	4,634	3,917
5.750% due 12/26/2035	233	201

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	229	195

Credit Suisse Mortgage Capital Trust
1.434% due 10/15/2037 •	1,000	1,005
1.926% due 06/27/2061 «	12,300	12,305
2.257% due 08/15/2037	1,200	1,234
2.750% due 01/25/2060	9,795	9,809
2.750% due 01/25/2060 ~	5,626	5,991
2.961% due 10/27/2059 ~	774	780
2.986% due 12/26/2059 ~	784	789
3.250% due 01/25/2060	7,373	7,549
3.250% due 01/25/2060 ~	3,775	4,067
3.489% due 01/25/2060 ~	3,343	3,488

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.446% due 01/25/2047 •	5,280	5,247

Downey Savings & Loan Association Mortgage Loan Trust
1.032% due 04/19/2046 •	363	356

Extended Stay America Trust
1.164% due 07/15/2038 •	46,657	46,865

First Horizon Alternative Mortgage Securities Trust
2.156% due 06/25/2034 ~	1,085	1,118
2.277% due 09/25/2034 ~	512	511
2.563% due 07/25/2035 ~	5,166	5,081
2.895% due 03/25/2035 ~	109	84

GCAT LLC
2.611% due 12/25/2025 þ	1,303	1,311
2.981% due 09/25/2025 þ	564	569

GMAC Mortgage Corp. Loan Trust
2.875% due 05/25/2035 ~	7	7

Grand Avenue Mortgage Loan Trust
3.250% due 08/25/2064	33,740	33,600

GreenPoint Mortgage Funding Trust
0.506% due 04/25/2036 •	174	171
0.546% due 06/25/2045 •	10,364	9,036

GS Mortgage Securities Corp. Trust
1.434% due 07/15/2032 •	5,000	5,011
3.104% due 05/10/2034	15,900	15,668
3.551% due 04/10/2034	7,490	7,544
3.924% due 10/10/2032	13,300	13,538

GS Mortgage Securities Trust
3.621% due 10/10/2035	2,000	2,153

GSMPS Mortgage Loan Trust
0.436% due 09/25/2035 •	19,565	16,979
0.436% due 01/25/2036 •	23,973	20,214
7.000% due 06/25/2043	380	432
8.000% due 09/19/2027 ~	199	197

GSR Mortgage Loan Trust
0.436% due 01/25/2034 •	5	5
2.455% due 04/25/2035 ~	399	404
2.623% due 04/25/2035 ~	374	374
2.746% due 09/25/2035 ~	43	44
2.967% due 01/25/2036 ^~	171	177
6.000% due 03/25/2032	1	1

HarborView Mortgage Loan Trust
0.292% due 12/19/2036 •	1,111	1,055
0.327% due 12/19/2036 ^•	849	844
0.467% due 02/19/2046 •	256	238
0.527% due 05/19/2035 •	138	134

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.567% due 06/19/2035 •	$6,675	$6,709
0.567% due 03/19/2036 ^•	191	191
0.787% due 01/19/2035 •	16	15
2.113% due 06/19/2045 ^•	245	143
2.209% due 11/19/2034 ~	7	7
2.482% due 12/19/2035 ^~	7	7
3.031% due 08/19/2034 ~	93	94

Hilton USA Trust
2.828% due 11/05/2035	6,500	6,514
3.719% due 11/05/2038	1,000	1,088

Impac CMB Trust
0.986% due 10/25/2033 •	6	6

Impac Secured Assets Trust
0.486% due 12/25/2036 •	6,528	6,456
0.786% due 05/25/2036 •	16	16

IndyMac Adjustable Rate Mortgage Trust
1.544% due 01/25/2032 ~	3	3

IndyMac Mortgage Loan Trust
0.276% due 09/25/2046 •	447	424
0.326% due 07/25/2036 •	13,088	12,654
0.386% due 06/25/2037 ^•	118	61
0.546% due 07/25/2046 •	8,458	8,964
0.566% due 04/25/2035 •	112	107
0.646% due 03/25/2035 •	22	21
0.726% due 02/25/2035 •	757	741
0.726% due 07/25/2045 •	36	32
0.886% due 11/25/2034 •	2,680	2,625
1.306% due 09/25/2034 •	84	81
2.765% due 06/25/2034 ~(a)	1,779	1,720
2.948% due 06/25/2036 ~	858	861
3.009% due 06/25/2036 ~	1,846	1,478
3.223% due 02/25/2036 ~	4,330	4,075

InTown Hotel Portfolio Trust
1.034% due 01/15/2033 •	4,900	4,907
1.384% due 01/15/2033 •	8,350	8,364
1.584% due 01/15/2033 •	2,900	2,905
2.384% due 01/15/2033 •	8,100	8,119

JP Morgan Alternative Loan Trust
0.566% due 07/25/2036 •	19,841	19,425
0.566% due 11/25/2036 •	5,349	5,066
0.588% due 06/27/2037 •	1,573	1,244
0.646% due 06/25/2037 •	37,081	19,295
2.644% due 10/25/2036 ~	3,395	3,445
9.868% due 06/27/2037 ~	13,966	8,739

JP Morgan Chase Commercial Mortgage Securities Trust
1.034% due 02/15/2035 •	5,000	4,998
1.184% due 10/15/2032 •	4,067	4,052
1.484% due 10/15/2032 •	3,600	3,579
1.534% due 12/15/2031 •	1,065	1,060
1.583% due 07/05/2033 •	1,600	1,605
2.224% due 10/15/2032 •	5,540	5,497
2.287% due 03/05/2042	18,200	18,689
2.713% due 08/15/2049	10,613	11,036
3.648% due 12/15/2049 ~	300	329
4.549% due 07/05/2033	23,176	24,341

JP Morgan Mortgage Trust
2.411% due 10/25/2035 ^~	39	34
2.443% due 06/25/2035 ~	68	61
2.696% due 04/25/2035 ~	7	7
2.777% due 07/25/2035 ~	214	215
3.212% due 10/25/2035 ~	89	86
5.000% due 07/25/2036	317	244

JPMDB Commercial Mortgage Securities Trust
3.057% due 11/13/2052	1,000	1,073

Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	2,651	2,650
1.875% due 10/25/2068 þ	6,800	6,816
1.892% due 10/25/2066 þ	2,511	2,518
1.991% due 09/25/2060 ~	2,386	2,395

Lehman Mortgage Trust
5.500% due 02/25/2036 ^	250	188

Lehman XS Trust
0.446% due 11/25/2035 •	4,760	4,622
0.546% due 04/25/2046 ^•	386	417

Manhattan West Mortgage Trust
2.130% due 09/10/2039	3,400	3,470

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
0.416% due 12/25/2034 •	$316	$316
1.186% due 09/25/2037 •	3,500	1,727
2.125% due 12/25/2033 ~	4	4
2.514% due 07/25/2035 ~	11,232	7,922

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.784% due 11/15/2031 •	41	42

Merrill Lynch Mortgage Investors Trust
0.706% due 08/25/2028 •	5	5
0.726% due 10/25/2028 •	49	50
0.806% due 08/25/2035 •	12,000	11,897
0.826% due 03/25/2028 •	8	8
1.950% due 04/25/2035 ~	11	11
2.595% due 11/25/2035 •	4,804	4,870
2.733% due 08/25/2033 ~	58	1

MFA Trust
1.947% due 04/25/2065 ~	1,222	1,232

Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	8,500
2.500% due 11/25/2060 ~	5,358	5,357

Morgan Stanley Capital Trust
1.084% due 05/15/2036 •	5,347	5,339
3.005% due 07/15/2052	8,000	8,452

Morgan Stanley Mortgage Loan Trust
0.346% due 03/25/2036 •	1,224	914
2.409% due 10/25/2034 ~	33	34

Morgan Stanley Resecuritization Trust
0.404% due 06/26/2047 •	14,794	13,908

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	425	439

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	30,786	31,851
3.250% due 02/25/2059 ~	13,453	13,957
3.500% due 12/25/2057 ~	661	681
4.500% due 05/25/2058 ~	632	684

New York Mortgage Trust
1.670% due 08/25/2061 þ	3,105	3,103

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.754% due 10/25/2034 þ	6,871	7,211

One New York Plaza Trust
1.034% due 01/15/2026 •	9,700	9,744

PRET LLC
1.843% due 09/25/2051 «þ	39,700	39,690

RBS Acceptance, Inc.
2.904% due 06/25/2024 ~	4	4

Ready Capital Mortgage Financing LLC
1.086% due 03/25/2034 •	3,896	3,887

Residential Accredit Loans, Inc. Trust
0.296% due 06/25/2037 •	147	144
0.446% due 11/25/2036 •	7,867	5,683
0.466% due 04/25/2046 •	1,491	1,403
0.486% due 10/25/2046 •	10,383	10,307
1.014% due 10/25/2037 ~	1,067	1,048
3.068% due 09/25/2034 ~	5	5
6.000% due 12/25/2035	4,175	4,228
6.500% due 10/25/2036 ^	1,752	1,753

Residential Asset Securitization Trust
0.436% due 10/25/2048	2	2
0.536% due 02/25/2034 •	23	22
0.536% due 04/25/2035 ^•	606	372
6.250% due 08/25/2036	1,932	1,695
6.500% due 04/25/2037 ^	4,333	1,842

Residential Funding Mortgage Securities, Inc. Trust
2.991% due 06/25/2035 ~	16	16
3.094% due 09/25/2035 ~	6,460	4,937
4.761% due 02/25/2036 ^~	43	39

RESIMAC Bastille Trust
1.013% due 09/05/2057 •	1,090	1,090

RiverView HECM Trust
0.580% due 05/25/2047 •	13,457	12,701

SACO, Inc.
7.000% due 08/25/2036	4	4

Sequoia Mortgage Trust
0.547% due 02/20/2035 •	68	68

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.707% due 11/20/2034 •	$26	$26
0.744% due 05/20/2034 •	274	273
0.752% due 02/20/2034 •	97	90
0.787% due 10/19/2026 •	30	30
0.847% due 10/20/2027 •	5	5
0.887% due 10/20/2027 •	12	12
1.447% due 10/20/2027 •	200	202
1.629% due 06/20/2034 ~	60	60
1.634% due 09/20/2032 ~	21	21
1.767% due 08/20/2034 ~	67	71
1.936% due 01/20/2047 ^~	457	352

SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	2,897	3,028

Structured Adjustable Rate Mortgage Loan Trust
0.821% due 06/25/2034 •	325	316
1.492% due 01/25/2035 ^•	409	386
1.492% due 05/25/2035 ^•	475	402
2.362% due 04/25/2034 ~	32	33
2.440% due 02/25/2034 ~	40	40
3.181% due 02/25/2036 ^~	113	101

Structured Asset Mortgage Investments Trust
0.236% due 02/25/2037 •	1,144	1,122
0.276% due 09/25/2047 •	1,408	1,360
0.626% due 08/25/2035 •	3,224	3,484
0.646% due 02/25/2036 ^•	210	204
0.687% due 07/19/2034 •	473	466
0.706% due 12/25/2035 ^•	2,198	2,146
0.787% due 03/19/2034 •	131	130
0.927% due 10/19/2033 •	55	53

Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030 ~	65	3

Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,168	824

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.914% due 07/25/2032 ~	1	1

Tharaldson Hotel Portfolio Trust
0.983% due 11/11/2034 •	11,341	11,357
1.333% due 11/11/2034 •	21,467	21,481
1.583% due 11/11/2034 •	10,693	10,687
2.233% due 11/11/2034 •	21,548	21,531

Thornburg Mortgage Securities Trust
1.984% due 09/25/2037 ~	3,780	3,830

Travelers Mortgage Services, Inc.
1.600% due 11/25/2021	3	3

UBS Commercial Mortgage Trust
0.934% due 02/15/2032 •	15,996	16,002
4.241% due 06/15/2051 ~	4,570	5,187

Verus Securitization Trust
0.820% due 10/25/2063 ~	4,622	4,623
1.057% due 10/25/2063 ~	125	125
1.262% due 10/25/2063 ~	187	188

VMC Finance LLC
1.184% due 09/15/2036 •	684	684

Wachovia Bank Commercial Mortgage Trust
1.145% due 10/15/2041 ~(a)	69	0

Wachovia Mortgage Loan Trust LLC
2.394% due 10/20/2035 ~	168	125

WaMu Mortgage Pass-Through Certificates Trust
0.456% due 05/25/2034 •	21,332	19,114
0.606% due 11/25/2045 •	2,212	2,197
0.626% due 12/25/2045 •	2,223	2,285
0.666% due 07/25/2045 •	213	211
0.826% due 11/25/2034 •	133	130
0.866% due 10/25/2044 •	340	337
0.926% due 06/25/2044 •	1,679	1,667
0.932% due 11/25/2046 •	12,782	12,108
1.066% due 10/25/2045 •	1,299	1,297
1.086% due 07/25/2044 •	17	18
1.092% due 08/25/2046 •	6,667	6,702
1.492% due 06/25/2042 •	90	90
1.492% due 08/25/2042 •	1,142	1,138
1.681% due 11/25/2041 ~	3	3
1.763% due 08/25/2046 •	3,990	3,946
2.351% due 03/25/2033 ~	89	91
2.572% due 01/25/2033 ~	1,136	1,178
2.577% due 06/25/2034 ~	34	35
2.668% due 08/25/2033 ~	7	7

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	47

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage-Backed Pass-Through Certificates
10.213% due 12/19/2039 ~	$166	$163

Washington Mutual Mortgage Pass-Through Certificates Trust
0.736% due 10/25/2035 •	420	383
0.922% due 11/25/2046 •	10,026	9,260
2.307% due 12/25/2032 ~	112	116
3.020% due 11/25/2030 ~	17	17
5.750% due 03/25/2033	66	70

Wells Fargo Commercial Mortgage Trust
0.933% due 12/13/2031 •	21,320	21,157
1.183% due 12/13/2031 •	17,700	17,415
1.928% due 12/13/2031 •	1,242	1,185

Wells Fargo Mortgage Loan Trust
3.044% due 09/27/2036 ~	1,049	1,034

Wells Fargo Mortgage-Backed Securities Trust
2.735% due 12/25/2036 ^~	75	75

Total Non-Agency Mortgage-Backed Securities (Cost $1,320,127)		1,344,214

ASSET-BACKED SECURITIES 53.5%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ	2,733	2,735

Aames Mortgage Investment Trust
1.001% due 10/25/2035 •	1,900	1,880

ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ	707	573

Accredited Mortgage Loan Trust
0.346% due 09/25/2036 •	202	200
1.166% due 04/25/2035 •	1,570	1,574

ACE Securities Corp. Home Equity Loan Trust
0.526% due 01/25/2037 •	21,884	7,372
0.526% due 05/25/2037 •	62,533	15,273
0.986% due 09/25/2033 •	1,275	1,272
1.136% due 12/25/2033 •	306	306
1.136% due 07/25/2034 •	45	45

AFC Home Equity Loan Trust
0.686% due 06/25/2028 •	200	198
0.756% due 04/25/2028 •	4	4

Affirm Asset Securitization Trust
0.880% due 08/15/2025	33,600	33,679

American Credit Acceptance Receivables Trust
3.500% due 04/14/2025	3,420	3,439

American Home Mortgage Investment Trust
0.266% due 08/25/2035 •	5	4

American Money Management Corp. CLO Ltd.
1.113% due 04/14/2029 •	4,439	4,445

AmeriCredit Automobile Receivables Trust
0.600% due 12/18/2023	414	414

Ameriquest Mortgage Securities Trust
0.246% due 10/25/2036 •	10,333	4,521
0.326% due 10/25/2036 •	3,428	1,517

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.956% due 10/25/2035 •	15,670	15,698
1.001% due 01/25/2035 •	793	795
1.136% due 11/25/2034 •	7,513	7,526
1.196% due 03/25/2035 •	6,305	6,327
2.036% due 06/25/2034 •	2,457	2,487

Amortizing Residential Collateral Trust
1.086% due 10/25/2034 •	1,860	1,862

AMSR Trust
1.632% due 07/17/2037	47,000	47,409
2.033% due 07/17/2037	11,000	11,083

Arbor Realty Commercial Real Estate Notes Ltd.
1.234% due 05/15/2037 •	2,900	2,903

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.556% due 01/25/2036 •	27,203	27,095
0.766% due 11/25/2035 •	62	62
0.821% due 10/25/2035 •	797	798
0.851% due 10/25/2035 •	37,500	36,906
1.136% due 11/25/2034 •	345	347
1.211% due 05/25/2034 •	1,231	1,191

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arivo Acceptance Auto Loan Receivables Trust
1.190% due 01/15/2027	$9,323	$9,336

Asset-Backed Funding Certificates Trust
0.366% due 11/25/2036 •	9,797	7,337
0.766% due 04/25/2033 •	554	544
1.106% due 03/25/2032 •	296	297

Asset-Backed Securities Corp. Home Equity Loan Trust
0.604% due 06/15/2031 •	111	109
0.791% due 11/25/2035 •	35,805	35,857
1.031% due 09/25/2034 •	187	188
1.434% due 04/15/2033 •	31	31

Atlas Senior Loan Fund Ltd.
1.276% due 01/16/2030 •	1,000	1,000

Bear Stearns Asset-Backed Securities Trust
0.336% due 07/25/2036 •	15,028	13,566
0.386% due 07/25/2036 •	3,481	3,476
0.406% due 08/25/2036 •	503	487
0.500% due 09/25/2034 •	47	46
0.636% due 10/25/2036 •	4,128	3,878
0.746% due 10/25/2032 •	13	13
0.776% due 12/25/2035 •	6,462	6,456
0.821% due 09/25/2035 •	404	404
0.886% due 10/27/2032 •	14	14
0.986% due 12/25/2033 •	282	280
1.046% due 04/25/2035 •	426	427
1.086% due 10/25/2037 •	5,397	5,153
1.086% due 11/25/2042 •	84	83
1.136% due 11/25/2035 ^•	1,034	1,024
1.266% due 06/25/2043 •	432	431
1.286% due 10/25/2032 •	43	43
1.336% due 08/25/2037 •	2,409	2,421
1.586% due 11/25/2042 •	51	51
1.736% due 11/25/2042 •	405	426
2.201% due 03/25/2035 •	3,000	3,045
2.693% due 07/25/2036 ~	246	247
5.500% due 01/25/2034 þ	25	26
5.500% due 06/25/2034 þ	262	272
5.500% due 12/25/2035	69	58
5.750% due 10/25/2033 þ	172	181

BlueMountain CLO Ltd.
1.064% due 07/18/2027 •	750	751

BNC Mortgage Loan Trust
0.296% due 07/25/2037 •	81,649	78,373

Carlyle Global Market Strategies CLO Ltd.
1.132% due 07/28/2028 •	1,201	1,203

CarMax Auto Owner Trust
0.490% due 06/15/2023	547	548

Carrington Mortgage Loan Trust
1.154% due 04/17/2031 •	48,800	48,839

Carvana Auto Receivables Trust
2.510% due 04/15/2024	12,977	13,052

Catamaran CLO Ltd.
1.224% due 01/18/2029 •	9,907	9,920

CDC Mortgage Capital Trust
0.706% due 01/25/2033 •	8	8
1.136% due 01/25/2033 •	94	96

Centex Home Equity Loan Trust
0.806% due 06/25/2034 •	328	324
1.106% due 03/25/2035 •	1,413	1,387
1.121% due 09/25/2034 •	78	79
5.660% due 09/25/2034 þ	666	688

Chase Funding Trust
0.666% due 11/25/2034 •	2	2
0.986% due 05/25/2033 •	2,791	2,741
4.537% due 09/25/2032	1	1

Chesapeake Funding LLC
0.734% due 08/16/2032 •	923	928
0.870% due 08/16/2032	923	928

CIT Group Home Equity Loan Trust
1.061% due 12/25/2031 •	168	168

Citigroup Mortgage Loan Trust
0.166% due 01/25/2037 •	705	620
0.226% due 01/25/2037 •	14,761	13,963
0.406% due 09/25/2036 •	11,958	11,128
0.536% due 11/25/2045 •	1,080	1,080
0.606% due 03/25/2036 •	5,898	5,805

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.356% due 06/25/2037 •	$8,198	$7,757
6.050% due 08/25/2035 þ	295	301
6.129% due 08/25/2035 þ	1,639	1,663

College Avenue Student Loans LLC
1.186% due 07/25/2051 •	8,739	8,828
1.286% due 12/26/2047 •	5,613	5,657
1.600% due 07/25/2051	14,651	14,604
3.280% due 12/28/2048	13,542	14,002
4.130% due 12/26/2047	7,659	8,041

Conseco Finance Corp.
6.870% due 04/01/2030 ~	1	1

Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	22,848	8,543

CoreVest American Finance Trust
1.358% due 08/15/2053	17,059	16,926

Countrywide Asset-Backed Certificates
0.226% due 06/25/2035 •	6,869	6,538
0.236% due 01/25/2037 •	11,852	11,784
0.276% due 11/25/2037 •	279	278
0.306% due 06/25/2047 ^•	18,740	18,138
0.336% due 01/25/2037 •	6,419	6,355
0.376% due 10/25/2047 •	39,229	37,668
0.456% due 04/25/2036 •	194	194
0.626% due 09/25/2036 •	2,040	2,040
0.671% due 06/25/2036 •	14,975	14,785
0.776% due 04/25/2036 •	6,475	6,375
0.956% due 04/25/2034 •	117	117
0.986% due 05/25/2032 •	166	165
1.046% due 12/25/2035 •	9,500	9,391
1.086% due 09/25/2032 •	158	157
1.136% due 08/25/2035 •	192	193

Countrywide Asset-Backed Certificates Trust
0.226% due 03/25/2047 •	2,250	2,236
0.236% due 09/25/2046 •	10,946	10,854
0.566% due 05/25/2036 •	50,400	49,626
0.586% due 04/25/2046 ^•	9,825	9,639
0.881% due 02/25/2036 •	2,100	2,102
1.181% due 04/25/2036 ^•	5,500	5,512
5.125% due 12/25/2034 ~	2,850	2,901
6.047% due 05/25/2036 ^þ	307	307

Countrywide Asset-Backed Certificates Trust, Inc.
0.826% due 12/25/2034 •	17	16
0.826% due 08/25/2047 •	877	868
0.866% due 11/25/2034 •	292	291
1.061% due 10/25/2034 •	1,664	1,658

Credit Acceptance Auto Loan Trust
1.370% due 07/16/2029	8,400	8,487
1.930% due 09/17/2029	5,200	5,297

Credit Suisse ABS Trust
2.610% due 10/15/2026	9,628	9,642

Credit Suisse First Boston Mortgage Securities Corp.
0.706% due 01/25/2032 •	7	7

Credit-Based Asset Servicing & Securitization LLC
0.386% due 05/25/2036 •	5,899	4,819
1.406% due 12/25/2035 •	1,377	1,388
6.780% due 05/25/2035 þ	269	272

CWHEQ Revolving Home Equity Loan Trust
0.274% due 04/15/2032 •	805	802

Drive Auto Receivables Trust
0.830% due 05/15/2024	7,359	7,366

Dryden Senior Loan Fund
1.026% due 10/15/2027 •	30,928	30,928
1.146% due 04/15/2029 •	1,186	1,187

ECMC Group Student Loan Trust
1.086% due 01/27/2070 •	12,780	12,975
1.236% due 11/25/2069 •	8,930	9,126

Ellington Loan Acquisition Trust
1.586% due 05/25/2037 •	2,069	2,074

EMC Mortgage Loan Trust
1.586% due 08/25/2040 •	186	188

Encore Credit Receivables Trust
0.776% due 07/25/2035 •	421	420
1.016% due 11/25/2035 •	10,000	10,032

EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033 þ	152	158

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equity One Mortgage Pass-Through Trust
0.766% due 07/25/2034 •	$4	$4

Exeter Automobile Receivables Trust
3.530% due 11/15/2023	5,166	5,251

First Franklin Mortgage Loan Trust
0.196% due 12/25/2037 •	56,252	55,103
0.206% due 11/25/2036 •	48,297	45,711
0.396% due 11/25/2036 •	25,256	23,224
0.406% due 06/25/2036 •	15,431	15,274
0.761% due 11/25/2035 •	2,059	2,052
0.806% due 12/25/2035 •	144	145
0.836% due 12/25/2035 •	23,487	23,472
1.961% due 07/25/2034 •	2,410	2,456

First NLC Trust
0.226% due 08/25/2037 •	30,258	20,045
0.366% due 08/25/2037 •	1,653	1,117

FirstKey Homes Trust
1.339% due 08/17/2037	3,096	3,101

Flagship Credit Auto Trust
0.700% due 04/15/2025	555	556

Ford Credit Auto Owner Trust
3.190% due 07/15/2031	7,735	8,290

Fremont Home Loan Trust
0.221% due 10/25/2036 •	38,892	36,517
0.226% due 01/25/2037 •	9,536	6,359
0.941% due 07/25/2034 •	4,550	4,490

GLS Auto Receivables Issuer Trust
0.520% due 02/15/2024	410	410
2.720% due 06/17/2024	7,570	7,637

GoldenTree Loan Management U.S. CLO Ltd.
1.474% due 01/20/2033 •	2,800	2,805

Greystone Commercial Real Estate Notes Ltd.
1.264% due 09/15/2037 •	1,600	1,601

GSAMP Trust
0.226% due 12/25/2036 •	921	598
0.386% due 10/25/2036 ^•	5,085	86
0.821% due 09/25/2035 ^•	11,167	11,206

HERA Commercial Mortgage Ltd.
1.137% due 02/18/2038 •	5,200	5,198

Home Equity Asset Trust
0.686% due 11/25/2032 •	1	1
0.881% due 07/25/2034 •	198	197
0.986% due 12/25/2035 •	13,400	13,413
1.001% due 03/25/2035 •	5,983	6,007
1.006% due 02/25/2033 •	1	1

Home Equity Loan Trust
0.276% due 04/25/2037 •	4,123	3,956

Home Equity Mortgage Loan Asset-Backed Trust
0.246% due 07/25/2037 •	97	66
0.486% due 03/25/2036 •	1,160	1,160

Home Equity Mortgage Trust
5.800% due 05/25/2036 ^þ	42	40

HSI Asset Loan Obligation Trust
0.146% due 12/25/2036 •	10	4

HSI Asset Securitization Corp. Trust
0.446% due 12/25/2035 •	4,771	4,755

ICG U.S. CLO Ltd.
1.538% due 10/22/2031 •	2,500	2,502

IMC Home Equity Loan Trust
7.310% due 11/20/2028	10	10

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.111% due 07/25/2034 •	370	373

IXIS Real Estate Capital Trust
0.286% due 01/25/2037 •	12,014	5,673
0.546% due 01/25/2037 •	43,887	21,924

Jamestown CLO Ltd.
1.354% due 01/17/2027 •	83	83
1.466% due 04/15/2033 •	1,000	1,001

JP Morgan Mortgage Acquisition Corp.
0.716% due 05/25/2035 •	21,779	21,369
1.061% due 12/25/2035 •	5,000	4,931

JP Morgan Mortgage Acquisition Trust
0.196% due 08/25/2036 •	712	570
0.246% due 08/25/2036 •	2	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KKR CLO Ltd.
1.404% due 07/18/2030 •	$1,000	$1,001

LA Arena Funding LLC
7.656% due 12/15/2026	213	213

Lehman XS Trust
0.546% due 03/25/2036 •	10,201	10,072
0.566% due 03/25/2037 •	16,248	16,266

LoanCore Issuer Ltd.
1.214% due 05/15/2036 •	1,094	1,095

Long Beach Mortgage Loan Trust
0.246% due 11/25/2036 •	3,132	1,377
0.386% due 05/25/2036 •	16,023	10,939
0.386% due 09/25/2036 •	1,515	1,125
0.446% due 05/25/2046 •	19,197	8,765
0.706% due 08/25/2033 •	277	273
0.941% due 07/25/2034 •	135	134
1.136% due 10/25/2034 •	52	52
1.136% due 06/25/2035 •	14,841	14,913
1.511% due 03/25/2032 •	105	105

Marathon CLO Ltd.
1.276% due 04/15/2029 •	7,400	7,413

Massachusetts Educational Financing Authority
1.075% due 04/25/2038 •	278	279

MASTR Asset-Backed Securities Trust
0.346% due 08/25/2036 •	13,362	8,781
0.836% due 12/25/2034 ^•	377	376
0.911% due 10/25/2034 •	640	640

MASTR Specialized Loan Trust
0.936% due 05/25/2037 •	239	42

Merrill Lynch First Franklin Mortgage Loan Trust
1.586% due 10/25/2037 •	189	192

Merrill Lynch Mortgage Investors Trust
0.206% due 10/25/2037 ^•	308	134
0.246% due 09/25/2037 •	95	54
0.266% due 06/25/2037 •	688	258

MF1 Ltd.
1.864% due 11/15/2035 •	3,500	3,525

MFA Trust
2.363% due 03/25/2060 þ	2,947	2,951

Mid-State Capital Corp. Trust
6.005% due 08/15/2037	814	858

MKS CLO Ltd.
1.134% due 07/20/2030 •	4,400	4,400

Morgan Stanley ABS Capital, Inc. Trust
0.146% due 05/25/2037 •	98	90
0.186% due 11/25/2036 •	8,915	5,541
0.216% due 01/25/2037 •	60,691	32,369
0.386% due 06/25/2036 •	597	550
0.426% due 03/25/2037 •	22,546	13,332
0.566% due 06/25/2036 •	7,519	6,998
0.581% due 03/25/2036 •	19,060	19,625
0.746% due 11/25/2035 •	2,300	2,265
2.086% due 07/25/2037 ^•	285	361
2.486% due 08/25/2034 •	83	83

Morgan Stanley Capital, Inc. Trust
0.626% due 03/25/2036 •	7,127	6,534
0.641% due 01/25/2036 •	7,117	6,383

Morgan Stanley Dean Witter Capital, Inc. Trust
1.436% due 02/25/2033 •	53	53
2.561% due 01/25/2032 •	123	144

Morgan Stanley Mortgage Loan Trust
0.406% due 11/25/2036 •	598	106
0.606% due 10/25/2036 •	1,394	599

Mountain View CLO LLC
1.216% due 10/16/2029 •	1,000	1,000

Mountain View CLO Ltd.
1.246% due 04/15/2029 •	5,261	5,268

Nassau Ltd.
2.284% due 07/20/2029 •	1,000	1,001

Nationstar Home Equity Loan Trust
0.366% due 03/25/2037 •	5,632	5,423

Navient Private Education Loan Trust
1.084% due 04/15/2069 •	2,878	2,907
1.330% due 04/15/2069	799	802
2.650% due 12/15/2028	1,684	1,711

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.740% due 02/15/2029	$380	$385
3.910% due 12/15/2045	4,010	4,222

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	3,321	3,346
1.690% due 05/15/2069	1,942	1,971

Navient Student Loan Trust
0.466% due 03/25/2067 •	10,597	10,608
1.136% due 12/27/2066 •	9,804	9,970

Nelnet Student Loan Trust
0.886% due 09/25/2065 •	16,122	16,118
0.986% due 06/27/2067 •	33,778	34,393

New Century Home Equity Loan Trust
0.266% due 05/25/2036 •	166	163
0.761% due 02/25/2036 •	8,978	8,968

Newcastle Mortgage Securities Trust
0.671% due 03/25/2036 •	17,853	17,827

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.706% due 01/25/2036 •	3	99

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.581% due 03/25/2036 •	7,620	7,467

North Carolina State Education Assistance Authority
0.925% due 07/25/2036 •	4,400	4,415

NovaStar Mortgage Funding Trust
0.186% due 03/25/2037 •	12	6
0.821% due 01/25/2036 •	25,000	24,722
0.866% due 05/25/2033 •	1	1

Ocean Trails CLO
0.926% due 07/15/2028 •	3,731	3,729

OCP CLO Ltd.
0.945% due 10/26/2027 •	2,551	2,553

OneMain Financial Issuance Trust
3.300% due 03/14/2029	479	480

Option One Mortgage Loan Trust
0.626% due 01/25/2036 •	25,000	24,734
0.866% due 02/25/2035 •	537	537
0.881% due 05/25/2034 •	13	13

Option One Mortgage Loan Trust Asset-Backed Certificates
0.587% due 08/20/2030 •	2	2

OZLM Ltd.
1.155% due 05/16/2030 •	8,900	8,909

Palmer Square Loan Funding Ltd.
0.931% due 02/20/2028 •	1,142	1,142
0.981% due 08/20/2027 •	906	907
0.984% due 01/20/2027 •	446	447
1.025% due 10/24/2027 •	3,403	3,405

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.061% due 10/25/2034 •	11	12
1.136% due 10/25/2034 •	11,119	11,133

Popular ABS Mortgage Pass-Through Trust
3.452% due 01/25/2036 ^þ	208	212

PRET LLC
1.744% due 07/25/2051 þ	5,700	5,714
1.868% due 07/25/2051 þ	5,123	5,126

Pretium Mortgage Credit Partners LLC
2.240% due 09/27/2060 þ	1,467	1,469

RAAC Trust
0.596% due 02/25/2036 •	2,048	2,043
1.286% due 09/25/2047 •	477	478
3.836% due 12/25/2035 •	1,447	1,482

Renaissance Home Equity Loan Trust
1.186% due 09/25/2037 •	636	347
1.286% due 08/25/2032 •	661	663
1.326% due 03/25/2033 •	11	11
4.934% due 08/25/2035 þ	51	52

Residential Asset Mortgage Products Trust
0.626% due 02/25/2036 •	13,559	13,215
0.686% due 02/25/2036 •	3,744	3,725
0.686% due 05/25/2036 ^•	16,054	15,519
0.866% due 09/25/2035 •	2,450	2,397

Residential Asset Securities Corp. Trust
0.236% due 01/25/2037 •	1,255	1,249
0.336% due 04/25/2037 •	1,919	1,919

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	49

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.346% due 07/25/2036 •	$4,097	$4,089
0.356% due 05/25/2037 •	105	105
0.666% due 06/25/2033 •	649	613
0.731% due 03/25/2035 •	526	524
0.731% due 01/25/2036 •	15,400	14,517
2.006% due 07/25/2035 •	1,645	1,659

RR Ltd.
1.476% due 01/15/2033 •	6,800	6,815

SACO Trust
0.446% due 05/25/2036 •	213	210
0.606% due 06/25/2036 ^•	31	31

SACO, Inc.
0.836% due 07/25/2035 •	53	51

Salomon Mortgage Loan Trust
0.986% due 11/25/2033 •	128	128

Santander Drive Auto Receivables Trust
0.670% due 04/15/2024	518	519

Saxon Asset Securities Trust
0.326% due 05/25/2047 •	4,226	3,716
0.356% due 03/25/2035 •	678	658
0.396% due 09/25/2037 •	1,291	1,276
0.956% due 08/25/2035 •	4,893	4,896
1.836% due 12/25/2037 •	12,070	12,147

Sculptor CLO Ltd.
1.404% due 01/15/2031 •	5,400	5,398

Securitized Asset-Backed Receivables LLC Trust
0.186% due 10/25/2036 ^•	789	352
0.236% due 12/25/2036 •	22,811	16,404
0.586% due 03/25/2036 •	3,870	3,153

SG Mortgage Securities Trust
0.346% due 07/25/2036 •	54,769	30,624

Shenton Aircraft Investment Ltd.
4.750% due 10/15/2042	9,257	9,124

SLC Student Loan Trust
1.004% due 11/25/2042 •	1,625	1,635
1.016% due 06/15/2049	3,597	3,564

SLM Student Loan Trust
1.025% due 07/25/2023 •	10,834	10,802
1.316% due 12/15/2033 •	20,989	21,088
1.625% due 04/25/2023 •	13,951	14,039
1.825% due 07/25/2023 •	7,485	7,565

SMB Private Education Loan Trust
0.936% due 09/15/2054 •	13,418	13,597
1.484% due 07/15/2027 •	273	274
1.600% due 09/15/2054	31,682	32,064
2.490% due 06/15/2027	1,145	1,150
2.880% due 09/15/2034	1,753	1,801

SoFi Professional Loan Program LLC
2.370% due 11/16/2048	35,128	35,789
2.630% due 07/25/2040	12,260	12,427
2.740% due 05/25/2040	8,765	8,888

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	2,196	2,233

Sound Point CLO Ltd.
1.038% due 01/23/2029 •	1,250	1,250
1.105% due 07/25/2030 •	23,400	23,412
1.128% due 01/23/2029 •	5,323	5,324
1.184% due 10/20/2028 •	25,559	25,591
1.254% due 01/21/2031 •	7,000	6,999

Soundview Home Loan Trust
0.166% due 06/25/2037 •	4,288	3,625
0.256% due 07/25/2037 •	35,999	34,133

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.256% due 08/25/2037 •	$29,219	$27,665
0.336% due 08/25/2037 •	3,000	2,776
0.986% due 10/25/2037 •	80,448	73,835
1.086% due 09/25/2037 •	2,149	1,736
1.386% due 11/25/2033 •	22	22

South Carolina Student Loan Corp.
1.120% due 09/03/2024 •	135	136

SP-Static CLO Ltd.
1.538% due 07/22/2028 •	1,224	1,225

Specialty Underwriting & Residential Finance Trust
0.366% due 06/25/2037 •	40,758	39,410
0.386% due 06/25/2037 •	20,662	15,227
0.986% due 06/25/2036 •	16,022	15,997

Springleaf Funding Trust
2.680% due 07/15/2030	5,572	5,580

Stanwich Mortgage Loan Co. LLC
3.375% due 08/15/2024 þ	61	61

Steele Creek CLO Ltd.
1.031% due 05/21/2029 •	9,295	9,298

Structured Asset Investment Loan Trust
0.851% due 08/25/2035 •	1,205	1,202
1.061% due 09/25/2034 •	51	51
1.361% due 12/25/2034 •	813	823
1.511% due 04/25/2034 •	1	1

Structured Asset Securities Corp. Mortgage Loan Trust
0.246% due 01/25/2037 •	7,547	7,443
0.346% due 05/25/2047 •	9,971	9,338
1.211% due 04/25/2035 •	1,418	1,422

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	21	21

TICP CLO Ltd.
0.955% due 04/26/2028 •	4,119	4,118

Towd Point Mortgage Trust
1.086% due 10/25/2059 •	738	744
1.636% due 04/25/2060 ~	59,596	60,107
1.786% due 10/25/2059 •	11,615	11,910
2.710% due 01/25/2060 ~	58,807	60,385
2.900% due 10/25/2059 ~	19,560	20,306
3.000% due 11/25/2058 ~	2,886	2,929

Tricon American Homes
1.499% due 07/17/2038	26,456	26,487
2.049% due 07/17/2038	5,280	5,348
2.249% due 07/17/2038	3,300	3,343

Tricon American Homes Trust
2.716% due 09/17/2034	11,188	11,188
2.916% due 09/17/2034	8,700	8,699
3.215% due 09/17/2034	1,200	1,200

TruPS Financials Note Securitization Ltd.
1.692% due 09/20/2039 •	22,600	21,752

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	138	131

Upstart Securitization Trust
2.684% due 01/21/2030	59	59

Utah State Board of Regents
0.836% due 01/25/2057 •	8,221	8,198

Venture CLO Ltd.
1.006% due 07/15/2027 •	5,580	5,581
1.034% due 10/20/2028 •	6,719	6,721
1.115% due 09/07/2030 •	10,900	10,892
1.154% due 04/20/2029 •	3,769	3,770
1.184% due 07/20/2030 •	9,700	9,694

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.186% due 07/15/2031 •	$2,000	$2,000
1.234% due 01/20/2029 •	14,300	14,311

Voya CLO Ltd.
1.108% due 07/23/2027 •	7,080	7,081

Washington Mutual Asset-Backed Certificates Trust
0.146% due 10/25/2036 •	89	47

Wellfleet CLO Ltd.
1.024% due 04/20/2029 •	11,099	11,094

Wells Fargo Home Equity Asset-Backed Securities Trust
0.431% due 01/25/2037 •	7,275	7,260
1.661% due 02/25/2035 •	3,249	3,273

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.031% due 04/25/2034 •	37	36

Westlake Automobile Receivables Trust
0.930% due 02/15/2024	14,228	14,256

Total Asset-Backed Securities (Cost $2,649,431)		2,702,334

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (e) 0.0%
		1,937

U.S. TREASURY BILLS 0.0%
0.044% due 02/17/2022 - 03/24/2022 (b)(c)(i)	666	666

Total Short-Term Instruments (Cost $2,603)		2,603

Total Investments in Securities (Cost $5,288,736)		5,371,560

	SHARES
INVESTMENTS IN AFFILIATES 16.9%

SHORT-TERM INSTRUMENTS 16.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.9%

PIMCO Short-Term Floating NAV Portfolio III	86,519,931	853,260

Total Short-Term Instruments (Cost $852,493)		853,260

Total Investments in Affiliates (Cost $852,493)		853,260

Total Investments 123.3% (Cost $6,141,229)		$6,224,820

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(33,871))		3,069

Other Assets and Liabilities, net (23.3)%		(1,177,921)

Net Assets 100.0%		$5,049,968

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$1,937	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(1,976)	$1,937	$1,937

Total Repurchase Agreements						$(1,976)	$1,937	$1,937

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	12/01/2051	$25,300	$(25,217)	$(25,267)

Total Short Sales (0.5)%				$(25,217)	$(25,267)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$1,937	$0	$0	$1,937	$(1,976)	$(39)

Total Borrowings and Other Financing Transactions	$1,937	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2021	809	$	178,024	$(102)	$32	$0
U.S. Treasury 30-Year Bond December Futures	12/2021	488		77,699	(2,433)	61	0

					$(2,535)	$93	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2021	172	$	(21,112)	$134	$0	$(15)
U.S. Treasury 10-Year Note December Futures	12/2021	2,270		(298,753)	3,728	0	(319)

					$3,862	$0	$(334)

Total Futures Contracts					$1,327	$93	$(334)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	51

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	12/18/2021	$4,900	$18	$(54)	$(36)	$0	$0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	37,900	443	(781)	(338)	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023	42,500	434	(1,909)	(1,475)	0	(2)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	10,100	(14)	13	(1)	0	(10)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	275,900	(7,394)	1,053	(6,341)	261	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	176,400	(6,234)	(11,446)	(17,680)	0	(190)
Receive(1)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	2,500	(54)	41	(13)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	40,500	2,399	(3,927)	(1,528)	0	(48)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	64,900	3,696	(6,180)	(2,484)	0	(81)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,178	(1,486)	(308)	0	(17)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	128,949	(7,149)	571	(6,578)	165	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028	8,100	(16)	(20)	(36)	11	0
Pay(1)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	31,010	686	(457)	229	46	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	14,800	(25)	(722)	(747)	0	(30)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	11,800	367	(474)	(107)	0	(23)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	49,400	(587)	(786)	(1,373)	0	(104)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	28,600	(505)	(832)	(1,337)	0	(62)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	14,100	(13)	(626)	(639)	0	(30)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	320,180	13,563	(8,691)	4,872	0	(683)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	9,102	40	341	381	0	(20)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	315,622	(30,356)	8,039	(22,317)	732	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031	10,100	(49)	180	131	0	(25)
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	01/19/2051	23,500	(187)	(1,588)	(1,775)	53	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	65,800	13,168	(4,295)	8,873	0	(184)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	22,900	(172)	(571)	(743)	0	(62)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051	69,000	(522)	(1,734)	(2,256)	0	(186)

Total Swap Agreements						$(17,285)	$(36,341)	$(53,626)	$1,268	$(1,762)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$93	$1,268	$1,361	$0	$(334)	$(1,762)	$(2,096)

(g)

Securities with an aggregate market value of $10,556 and cash of $12,733 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	$103.688	10/14/2021	1,000	$2	$0

Total Purchased Options					$2	$0

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.245%	10/22/2021	4,000	$ (11)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.545	10/22/2021	4,000	(11)	(32)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.235	10/20/2021	4,000	(11)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.535	10/20/2021	4,000	(11)	(32)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.325	11/29/2021	4,100	(14)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.825	11/29/2021	4,100	(14)	(16)

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.940	12/30/2021	14,500	(33)	(29)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.380	12/30/2021	14,500	(33)	(38)

FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.945	12/29/2021	10,100	(25)	(21)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.385	12/29/2021	10,100	(25)	(25)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	10/01/2021	6,100	(18)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	10/01/2021	6,100	(18)	(35)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.235	10/13/2021	6,100	(14)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.535	10/13/2021	6,100	(14)	(40)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.573	10/14/2021	300	(2)	(2)

							$ (254)	$(283)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	1,500	$(6)	$(1)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	3,000	(11)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	1,900	(5)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	1,500	(6)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	1,500	(3)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	1,900	(6)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	1,500	(4)	0

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	2,500	(5)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	1,600	(6)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	1,500	(10)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	1,500	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	1,900	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	1,600	(4)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	1,900	(7)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	1,500	(6)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	1,500	(5)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	1,900	(8)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	1,900	(6)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	1,500	(5)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	1,900	(5)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	1,500	(4)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	1,500	(4)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	1,900	(5)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	2,200	(4)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	5,000	(23)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	1,500	(3)	(3)

SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.648	10/14/2021	500	(1)	0
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.781	10/14/2021	500	(1)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.938	10/14/2021	1,000	(2)	(2)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.469	11/12/2021	500	(2)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.953	11/12/2021	1,500	(3)	(7)
	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.281	10/14/2021	900	(1)	0
	Put - OTC Ginnie Mae, TBA 2.500% due 11/01/2051	103.070	11/12/2021	1,500	(3)	(6)
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	103.719	10/14/2021	2,800	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.031	10/07/2021	1,000	(5)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.813	10/07/2021	9,900	(37)	(57)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.727	10/07/2021	1,900	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.031	10/07/2021	1,000	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.750	10/07/2021	1,300	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.813	10/07/2021	7,200	(15)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.656	11/03/2021	900	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.859	11/03/2021	3,700	(10)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.414	11/03/2021	3,000	(8)	(10)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	53

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.000	11/03/2021	2,000	$(9)	$(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.156	11/03/2021	900	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.367	11/03/2021	900	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.391	11/03/2021	1,500	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.438	11/03/2021	1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.484	11/03/2021	1,000	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	1,500	(5)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.566	11/03/2021	1,900	(6)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.656	11/03/2021	1,500	(6)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.859	11/03/2021	3,700	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.891	12/06/2021	1,500	(6)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.922	12/06/2021	3,500	(13)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.156	12/06/2021	1,500	(5)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.703	12/06/2021	500	(2)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.891	12/06/2021	1,500	(3)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.922	12/06/2021	3,500	(7)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.156	12/06/2021	1,500	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.203	12/06/2021	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.977	10/07/2021	1,900	(5)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 12/01/2051	103.078	12/06/2021	1,000	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2051	104.016	10/07/2021	500	0	0

					$(354)	$(214)

Total Written Options					$(608)	$(497)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	Long Beach Mortgage Loan Trust 7.654% due 07/25/2033	6.250%	Monthly	07/25/2033	$ 78	$0	$0	$0	$0

GST	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0

						$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	12,805	$(2,959)	$2,609	$0	$(350)

DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046		119	(48)	20	0	(28)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		21,062	(482)	536	54	0

FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037		1,125	(954)	744	0	(210)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		4,000	(28)	50	22	0

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		105,850	(2,203)	3,176	973	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		30,000	232	4	236	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		59,200	39	86	125	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		156	1	0	1	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		1,650	(71)	85	14	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		81,743	(5,067)	5,834	767	0

JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		3,900	(73)	109	36	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		19,501	(422)	472	50	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		71,400	(3,276)	3,898	622	0

MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		13,500	(38)	113	75	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		4,368	(95)	106	11	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047		3,043	(106)	126	20	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		61,500	(588)	1,153	565	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		55,100	197	237	434	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		131,000	(339)	1,065	726	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		75,000	300	(142)	158	0

							$(15,980)	$20,281	$4,889	$(588)

Total Swap Agreements							$(15,980)	$20,281	$4,889	$(588)

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(1)	$(350)	$(351)	$(351)	$597	$246
BPS	0	0	0	0	0	(33)	0	(33)	(33)	0	(33)
CBK	0	0	0	0	0	(60)	0	(60)	(60)	0	(60)
DUB	0	0	54	54	0	(67)	(28)	(95)	(41)	(40)	(81)
FAR	0	0	0	0	0	(46)	0	(46)	(46)	0	(46)
FBF	0	0	22	22	0	0	(210)	(210)	(188)	132	(56)
GLM	0	0	0	0	0	(75)	0	(75)	(75)	0	(75)
GSC	0	0	0	0	0	(13)	0	(13)	(13)	0	(13)
GST	0	0	2,116	2,116	0	0	0	0	2,116	(2,260)	(144)
JPM	0	0	0	0	0	(34)	0	(34)	(34)	272	238
JPS	0	0	708	708	0	0	0	0	708	(707)	1
MYC	0	0	106	106	0	0	0	0	106	(306)	(200)
NGF	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
SAL	0	0	1,883	1,883	0	(166)	0	(166)	1,717	(1,890)	(173)

Total Over the Counter	$0	$0	$4,889	$4,889	$0	$(497)	$(588)	$(1,085)

(i)

Securities with an aggregate market value of $1,001 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$93	$93
Swap Agreements	0	0	0	0	1,268	1,268

	$0	$0	$0	$0	$1,361	$1,361

Over the counter
Swap Agreements	$0	$4,889	$0	$0	$0	$4,889

	$0	$4,889	$0	$0	$1,361	$6,250

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$334	$334
Swap Agreements	0	0	0	0	1,762	1,762

	$0	$0	$0	$0	$2,096	$2,096

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	55

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Written Options	$0	$0	$0	$0	$497	$497
Swap Agreements	0	588	0	0	0	588

	$0	$588	$0	$0	$497	$1,085

	$0	$588	$0	$0	$2,593	$3,181

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,196	$4,196
Swap Agreements	0	0	0	0	(6,782)	(6,782)

	$0	$0	$0	$0	$(2,586)	$(2,586)

Over the counter
Purchased Options	$0	$0	$0	$0	$(65)	$(65)
Written Options	0	0	0	0	2,406	2,406
Swap Agreements	0	3,176	0	0	0	3,176

	$0	$3,176	$0	$0	$2,341	$5,517

	$0	$3,176	$0	$0	$(245)	$2,931

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(6,343)	$(6,343)
Swap Agreements	0	0	0	0	(2,858)	(2,858)

	$0	$0	$0	$0	$(9,201)	$(9,201)

Over the counter
Purchased Options	$0	$0	$0	$0	$(2)	$(2)
Written Options	0	0	0	0	369	369
Swap Agreements	0	(1,903)	0	0	0	(1,903)

	$0	$(1,903)	$0	$0	$367	$(1,536)

	$0	$(1,903)	$0	$0	$(8,834)	$(10,737)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$19,925	$0	$19,925
Industrials	0	4,940	0	4,940
Municipal Bonds & Notes
Texas	0	332	0	332
U.S. Government Agencies	0	1,285,992	0	1,285,992
U.S. Treasury Obligations	0	11,220	0	11,220
Non-Agency Mortgage-Backed Securities	0	1,292,219	51,995	1,344,214
Asset-Backed Securities	0	2,702,334	0	2,702,334
Short-Term Instruments
Repurchase Agreements	0	1,937	0	1,937
U.S. Treasury Bills	0	666	0	666

	$0	$5,319,565	$51,995	$5,371,560

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$853,260	$0	$0	$853,260

Total Investments	$853,260	$5,319,565	$51,995	$6,224,820

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(25,267)	$0	$(25,267)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,361	0	1,361
Over the counter	0	4,889	0	4,889

	$0	$6,250	$0	$6,250

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,096)	0	(2,096)
Over the counter	0	(1,085)	0	(1,085)

	$0	$(3,181)	$0	$(3,181)

Total Financial Derivative Instruments	$0	$3,069	$0	$3,069

Totals	$853,260	$5,297,367	$51,995	$6,202,622

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:

Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$1,699	$52,000	$(233)	$0	$0	$(2)	$0	$(1,469)	$51,995	$(5)

Totals	$1,699	$52,000	$(233)	$0	$0	$(2)	$0	$(1,469)	$51,995	$(5)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$51,995	Proxy Pricing	Base Price	%	100.000	—

Total	$51,995

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	57

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.6%

ARGENTINA 0.6%

SOVEREIGN ISSUES 0.6%

Argentina Government International Bond
0.500% due 07/09/2030 þ		$6,790	$2,492
1.000% due 07/09/2029		413	159

Autonomous City of Buenos Aires
37.411% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	3,770	19
39.149% (BADLARPP + 5.000%) due 01/23/2022 ~		6,850	38

Provincia de Buenos Aires
37.896% due 04/12/2025		61,009	283

Total Argentina (Cost $7,103)			2,991

BAHRAIN 0.2%

SOVEREIGN ISSUES 0.2%

Bahrain Government International Bond
6.125% due 07/05/2022		$1,000	1,034

Total Bahrain (Cost $1,018)			1,034

BRAZIL 12.3%

CORPORATE BONDS & NOTES 3.7%

Banco Bradesco S.A.
2.850% due 01/27/2023		$1,400	1,423

Banco BTG Pactual S.A.
4.500% due 01/10/2025		1,400	1,440

Banco do Brasil S.A.
3.875% due 10/10/2022		716	734

Braskem Netherlands Finance BV
4.500% due 01/10/2028		5,000	5,318

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		5,180	5,565

Caixa Economica Federal
3.500% due 11/07/2022		1,470	1,502

Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025		400	399

Itau Unibanco Holding S.A.
2.900% due 01/24/2023		1,200	1,220

Odebrecht Oil & Gas Finance Ltd.
0.000% due 11/01/2021 (c)(d)		3,151	28

Petrobras Global Finance BV
5.093% due 01/15/2030		2,000	2,117

			19,746

SOVEREIGN ISSUES 8.6%

Brazil Government International Bond
2.625% due 01/05/2023		200	205
2.875% due 06/06/2025		500	512
4.250% due 01/07/2025		2,300	2,475
6.000% due 04/07/2026		200	230

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2022 (c)	BRL	59,600	10,758
0.000% due 04/01/2022 (c)		19,000	3,358
0.000% due 07/01/2022 (c)		94,900	16,393
0.000% due 10/01/2022 (c)		74,600	12,571

			46,502

Total Brazil (Cost $66,614)			66,248

CAYMAN ISLANDS 2.1%

CORPORATE BONDS & NOTES 2.1%

KSA Sukuk Ltd.
2.894% due 04/20/2022		$3,612	3,660

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(a)		7,751	4,321

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^		$287	$284

QNB Finance Ltd.
3.500% due 03/28/2024		2,800	2,974

Total Cayman Islands (Cost $11,823)			11,239

CHILE 2.2%

CORPORATE BONDS & NOTES 0.5%

Banco del Estado de Chile
2.704% due 01/09/2025		$400	415

Banco Santander Chile
2.700% due 01/10/2025		700	729

Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030		500	543
4.700% due 05/07/2050		1,000	1,176

			2,863

SOVEREIGN ISSUES 1.7%

Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	8,551
3.100% due 01/22/2061		$500	452

			9,003

Total Chile (Cost $10,800)			11,866

CHINA 1.2%

CORPORATE BONDS & NOTES 1.2%

Sinopec Group Overseas Development 2018 Ltd.
2.150% due 05/13/2025		$1,000	1,024

Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025		900	922
2.700% due 05/13/2030		200	205
4.375% due 10/17/2023		2,000	2,139
4.375% due 04/10/2024		2,000	2,171

Total China (Cost $6,269)			6,461

COLOMBIA 0.2%

CORPORATE BONDS & NOTES 0.1%

Ecopetrol S.A.
5.375% due 06/26/2026		$560	609

SOVEREIGN ISSUES 0.1%

Colombia Government International Bond
2.625% due 03/15/2023		500	508
3.125% due 04/15/2031		200	188

			696

Total Colombia (Cost $1,230)			1,305

COSTA RICA 0.0%

CORPORATE BONDS & NOTES 0.0%

Instituto Costarricense de Electricidad
6.950% due 11/10/2021		$200	201

Total Costa Rica (Cost $201)			201

DOMINICAN REPUBLIC 1.0%

SOVEREIGN ISSUES 1.0%

Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,556
5.500% due 01/27/2025		2,000	2,190
5.950% due 01/25/2027		200	226
6.875% due 01/29/2026		400	463

Total Dominican Republic (Cost $5,458)			5,435

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT 0.9%

SOVEREIGN ISSUES 0.9%

Egypt Government International Bond
5.577% due 02/21/2023	$1,000	$1,031
6.125% due 01/31/2022	3,600	3,632

Total Egypt (Cost $4,651)		4,663

GUATEMALA 1.7%

SOVEREIGN ISSUES 1.7%

Guatemala Government International Bond
5.750% due 06/06/2022	$9,000	9,245

Total Guatemala (Cost $9,149)		9,245

HONG KONG 0.1%

CORPORATE BONDS & NOTES 0.1%

CNPC General Capital Ltd.
3.400% due 04/16/2023	$500	519

Horse Gallop Finance Ltd.
3.250% due 05/30/2022	200	203

Total Hong Kong (Cost $701)		722

INDIA 1.1%

CORPORATE BONDS & NOTES 1.1%

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030	$3,000	3,003

Adani Renewable Energy RJ Ltd.
4.625% due 10/15/2039	945	953

Adani Transmission Ltd.
4.000% due 08/03/2026	1,000	1,060

State Bank of India
4.000% due 01/24/2022	700	707

Total India (Cost $5,720)		5,723

INDONESIA 5.7%

CORPORATE BONDS & NOTES 2.2%

Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023	$8,000	8,421

Pelabuhan Indonesia PT
4.250% due 05/05/2025	200	218

Pertamina Persero PT
4.875% due 05/03/2022	3,133	3,208

		11,847

SOVEREIGN ISSUES 3.5%

Indonesia Government International Bond
3.500% due 02/14/2050	5,000	5,015
4.350% due 01/11/2048	500	558
4.750% due 07/18/2047	755	888
5.125% due 01/15/2045	1,865	2,262
5.250% due 01/08/2047	1,249	1,560
5.875% due 01/15/2024	300	335
5.950% due 01/08/2046	918	1,245
6.750% due 01/15/2044	2,400	3,486
7.750% due 01/17/2038	1,025	1,527

Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025	1,000	1,038
3.400% due 03/29/2022	700	710

		18,624

Total Indonesia (Cost $29,914)		30,471

ISRAEL 3.1%

SOVEREIGN ISSUES 3.1%

Israel Government International Bond
3.375% due 01/15/2050	$5,400	5,740
3.875% due 07/03/2050	5,000	5,709

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/31/2022	ILS	17,000	$5,370

Total Israel (Cost $17,061)			16,819

IVORY COAST 1.0%

SOVEREIGN ISSUES 1.0%

Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,771
5.875% due 10/17/2031		2,000	2,424

Total Ivory Coast (Cost $4,679)			5,195

LUXEMBOURG 1.6%

CORPORATE BONDS & NOTES 1.6%

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$2,300	2,374
6.000% due 11/27/2023		600	660

Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		1,600	1,652
6.510% due 03/07/2022		3,850	3,944

Total Luxembourg (Cost $8,491)			8,630

MALAYSIA 0.5%

CORPORATE BONDS & NOTES 0.5%

Petronas Capital Ltd.
3.500% due 04/21/2030		$2,100	2,276
4.550% due 04/21/2050		200	246
4.800% due 04/21/2060		200	261

Total Malaysia (Cost $2,477)			2,783

MAURITIUS 1.0%

CORPORATE BONDS & NOTES 1.0%

Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	3,069
5.950% due 07/29/2026		2,000	2,121

Total Mauritius (Cost $5,214)			5,190

MEXICO 5.2%

CORPORATE BONDS & NOTES 2.4%

Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$2,000	2,133

BBVA Bancomer S.A.
6.750% due 09/30/2022		7,600	8,002

Coca-Cola Femsa S.A.B. de C.V.
1.850% due 09/01/2032		2,000	1,896

Petroleos Mexicanos
6.840% due 01/23/2030		500	517
7.690% due 01/23/2050		500	474

			13,022

SOVEREIGN ISSUES 2.8%

Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	359
4.750% due 04/27/2032		$3,000	3,382
5.000% due 04/27/2051		10,300	11,331

			15,072

Total Mexico (Cost $27,531)			28,094

OMAN 0.2%

SOVEREIGN ISSUES 0.2%

Oman Government International Bond
4.125% due 01/17/2023		$900	920

Total Oman (Cost $906)			920

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PARAGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Paraguay Government International Bond
4.950% due 04/28/2031		$1,000	$1,132

Total Paraguay (Cost $1,165)			1,132

PERU 13.6%

SOVEREIGN ISSUES 13.6%

Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		$300	309

Peru Government International Bond
2.392% due 01/23/2026		1,000	1,022
2.783% due 01/23/2031		1,000	992
5.350% due 08/12/2040	PEN	34,100	6,558
5.400% due 08/12/2034		48,000	10,030
5.625% due 11/18/2050		$2,680	3,637
5.940% due 02/12/2029	PEN	176,700	42,894
6.150% due 08/12/2032		10,000	2,346
6.350% due 08/12/2028		21,200	5,296

Total Peru (Cost $97,873)			73,084

QATAR 4.6%

SOVEREIGN ISSUES 4.6%

Qatar Government International Bond
3.375% due 03/14/2024		$2,800	2,980
3.400% due 04/16/2025		3,200	3,452
3.750% due 04/16/2030		4,800	5,414
3.875% due 04/23/2023		300	316
4.000% due 03/14/2029		3,200	3,644
4.400% due 04/16/2050		2,000	2,445
4.500% due 04/23/2028		2,000	2,336
4.817% due 03/14/2049		1,200	1,546
5.103% due 04/23/2048		2,000	2,658

Total Qatar (Cost $22,174)			24,791

RUSSIA 0.0%

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
4.500% due 04/04/2022		$200	204

Total Russia (Cost $203)			204

SAUDI ARABIA 1.9%

CORPORATE BONDS & NOTES 1.6%

Saudi Arabian Oil Co.
2.750% due 04/16/2022		$8,625	8,733

SOVEREIGN ISSUES 0.3%

Saudi Government International Bond
2.875% due 03/04/2023		200	206
3.250% due 10/26/2026		400	432
4.000% due 04/17/2025		1,000	1,096

			1,734

Total Saudi Arabia (Cost $10,376)			10,467

SERBIA 4.0%

SOVEREIGN ISSUES 4.0%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	3,368
1.500% due 06/26/2029		5,400	6,188
1.650% due 03/03/2033		150	165
2.050% due 09/23/2036		2,500	2,725
3.125% due 05/15/2027		6,900	8,800

Total Serbia (Cost $21,437)			21,246

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.0%

CORPORATE BONDS & NOTES 0.0%

BOC Aviation Ltd.
3.000% due 05/23/2022	$200	$202

Total Singapore (Cost $200)		202

SOUTH AFRICA 1.3%

SOVEREIGN ISSUES 1.3%

South Africa Government International Bond
4.875% due 04/14/2026	$200	214
5.750% due 09/30/2049	400	382
5.875% due 05/30/2022	6,200	6,408

Total South Africa (Cost $6,988)		7,004

THAILAND 0.2%

CORPORATE BONDS & NOTES 0.2%

Bangkok Bank PCL
3.875% due 09/27/2022	$800	826

Total Thailand (Cost $811)		826

TURKEY 0.1%

SOVEREIGN ISSUES 0.1%

Turkey Government International Bond
3.250% due 03/23/2023	$300	299
6.250% due 09/26/2022	400	414

Total Turkey (Cost $707)		713

UNITED ARAB EMIRATES 2.3%

SOVEREIGN ISSUES 2.3%

Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031	$2,100	2,031
2.700% due 09/02/2070	4,500	4,039
3.125% due 04/16/2030	4,900	5,326
3.875% due 04/16/2050	793	908

Total United Arab Emirates (Cost $12,712)		12,304

UNITED STATES 3.1%

ASSET-BACKED SECURITIES 0.0%

GSAA Home Equity Trust
0.686% due 03/25/2037 •	$209	114

Morgan Stanley Mortgage Loan Trust
0.806% due 04/25/2037 •	233	99

		213

CORPORATE BONDS & NOTES 3.0%

DAE Funding LLC
1.625% due 02/15/2024	3,800	3,781

Rio Oil Finance Trust
8.200% due 04/06/2028	566	655
9.250% due 07/06/2024	5,273	5,790
9.750% due 01/06/2027	4,812	5,670

		15,896

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Banc of America Mortgage Trust
2.673% due 02/25/2036 ^~	7	7

Chase Mortgage Finance Trust
3.068% due 03/25/2037 ^~	18	18

Citigroup Mortgage Loan Trust
2.365% due 03/25/2034 ~	3	3
2.518% due 07/25/2046 ^~	11	11

Countrywide Home Loan Mortgage Pass-Through Trust
2.166% due 10/20/2035 ~	8	8
2.922% due 09/25/2047 ^~	7	7

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	59

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
2.563% due 08/19/2036 ^~	$2	$2

Luminent Mortgage Trust
0.446% due 12/25/2036 ^•	10	10

MASTR Adjustable Rate Mortgages Trust
0.566% due 05/25/2037 •	99	56

Merrill Lynch Alternative Note Asset Trust
0.686% due 03/25/2037 •	244	90
2.916% due 06/25/2037 ^~	112	82

Merrill Lynch Mortgage-Backed Securities Trust
2.714% due 04/25/2037 ^~	21	22

Morgan Stanley Mortgage Loan Trust
2.038% due 06/25/2036 ~	4	4

Sequoia Mortgage Trust
1.936% due 01/20/2047 ^~	9	6

WaMu Mortgage Pass-Through Certificates Trust
2.584% due 01/25/2037 ^~	21	21
2.707% due 04/25/2037 ^~	14	14
2.762% due 12/25/2036 ^~	12	12
2.864% due 09/25/2036 ^~	21	21
2.993% due 12/25/2036 ^~	43	43
3.289% due 05/25/2037 ^~	27	24

		461

Total United States (Cost $15,920)		16,570

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%

GTL Trade Finance, Inc.
5.893% due 04/29/2024		$242	$267

Total Virgin Islands (British) (Cost $236)			267

SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS (e) 0.3%
			1,807

ISRAEL TREASURY BILLS 2.7%
(0.026)% due 11/30/2021 - 02/02/2022 (b)(c)	ILS	46,600	14,452

U.S. TREASURY BILLS 1.3%
0.044% due 02/17/2022 (b)(c)(h)		$7,238	7,237

Total Short-Term Instruments (Cost $23,289)			23,496

Total Investments in Securities (Cost $441,101)			417,541

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 22.6%

SHORT-TERM INSTRUMENTS 22.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.6%

PIMCO Short-Term Floating NAV Portfolio III	12,356,918	$121,864

Total Short-Term Instruments (Cost $121,756)		121,864

Total Investments in Affiliates (Cost $121,756)		121,864

Total Investments 100.2% (Cost $562,857)		$539,405

Financial Derivative Instruments (f)(g) (0.4)% (Cost or Premiums, net $(2,424))		(2,161)

Other Assets and Liabilities, net 0.2%		1,116

Net Assets 100.0%		$538,360

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$1,807	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(1,843)	$1,807	$1,807

Total Repurchase Agreements						$(1,843)	$1,807	$1,807

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$1,807	$0	$0	$1,807	$(1,843)	$(36)

Total Borrowings and Other Financing Transactions	$1,807	$0	$0

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	2.840%	Maturity	01/03/2022	BRL	170,660	$0	$442	$442	$0	$0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		140,500	0	362	362	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		1,589,100	(9)	4,135	4,126	5	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		705,540	0	1,801	1,801	2	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		681,600	(27)	1,795	1,768	2	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		256,000	0	651	651	1	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		414,200	0	1,057	1,057	1	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		547,400	0	1,394	1,394	2	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		98,600	0	250	250	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		171,900	0	430	430	1	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		36,400	0	91	91	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		53,300	0	133	133	0	0
Pay	1-Year BRL-CDI	3.130	Maturity	01/03/2022		490,000	(38)	(722)	(760)	0	(1)
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		37,600	0	(71)	(71)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		957,700	(17)	(1,765)	(1,782)	0	(3)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		4,375,200	180	(5,009)	(4,829)	0	(11)
Pay	1-Year BRL-CDI	3.390	Maturity	01/03/2022		3,700	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,354,100	(471)	(1,671)	(2,142)	0	(4)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		57,100	0	(73)	(73)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		58,800	0	(71)	(71)	0	0

Total Swap Agreements							$(382)	$3,152	$2,770	$14	$(19)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$14	$14	$0	$0	$(19)	$(19)

Cash of $1,681 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021		$52	CNH	334	$0	$0
	10/2021		20,048	PEN	82,428	0	(115)
	11/2021		2	RUB	164	0	0
	12/2021		41,342	KRW	48,337,028	0	(570)
	09/2022	PEN	82,428		$19,594	231	0

BPS	10/2021	BRL	18,000		3,309	4	0
	10/2021		$3,308	BRL	18,000	0	(3)
	10/2021		31	CNH	199	0	0
	11/2021		259	MXN	5,225	0	(7)
	12/2021		58,660		1,208,107	0	(641)
	01/2022	PEN	65,559		$15,882	104	0
	04/2022	BRL	9,400		1,667	2	0
	07/2022		9,600		1,673	9	0

BRC	11/2021		$15	RUB	1,109	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	61

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BSH	10/2021	BRL	119,200		$21,914	$26	$0
	10/2021		$22,607	BRL	119,200	0	(718)
	01/2022	BRL	35,300		$6,135	0	(243)
	07/2022		67,300		12,101	431	0
	10/2022		60,700		10,589	290	0

CBK	10/2021	PEN	91,119		24,696	2,662	0
	10/2021		$10	TRY	83	0	(1)
	11/2021	ILS	1,600		$491	0	(6)
	12/2021		$15	CNH	98	0	0
	01/2022	ILS	6,332		$1,933	0	(34)
	01/2022		$5,128	PEN	18,638	0	(643)
	02/2022	ILS	40,010		$12,294	0	(133)
	02/2022	PEN	26,929		6,572	102	0
	03/2022		8,134		1,971	20	0
	05/2022		21,044		5,092	84	0

FBF	11/2021		$5	RUB	377	0	0

GLM	10/2021	BRL	8,900		$1,636	2	0
	10/2021		$1,683	BRL	8,900	0	(48)
	10/2021		16	CNH	101	0	0
	10/2021		176	MXN	3,554	0	(4)
	10/2021		81	TRY	684	0	(4)
	11/2021	PEN	28,794		$7,682	725	0
	11/2021		$16	RUB	1,166	0	0
	12/2021		17	CNH	112	0	0
	12/2021		36	RUB	2,675	0	0
	01/2022	ILS	4,222		$1,288	0	(23)
	01/2022	PEN	18,313		4,444	38	0
	07/2022	BRL	11,000		2,007	100	0
	10/2022		8,900		1,555	45	0

HUS	10/2021	EUR	5,363		6,292	80	0
	11/2021		$1	RUB	72	0	0
	12/2021	KRW	39,304		$34	0	0
	12/2021	PEN	55,170		14,873	1,557	0
	01/2022	ILS	7,388		2,274	0	(21)

IND	02/2022		$42,961	CLP	33,445,652	0	(2,208)

JPM	10/2021	BRL	166,500		$29,484	0	(1,090)
	10/2021		$30,676	BRL	166,500	3	(105)
	10/2021		6	RUB	447	0	0
	11/2021	ILS	5,001		$1,545	0	(7)
	01/2022	BRL	24,300		4,251	0	(140)
	04/2022		9,600		1,699	0	(2)
	07/2022		7,000		1,274	60	0
	10/2022		5,000		863	15	0

MYI	10/2021		123,603		22,784	87	0
	10/2021		$23,174	BRL	123,603	0	(477)
	11/2021		2,439		13,000	0	(63)

SCX	10/2021	EUR	23,969		$28,312	548	0
	10/2021		$36	RUB	2,675	1	0
	11/2021	EUR	29,332		$34,013	18	0
	12/2021	INR	18,595		248	0	(1)
	12/2021	PEN	494		133	14	0
	12/2021		$20	CNH	132	0	0
	12/2021		19,391	KRW	22,588,515	0	(337)
	02/2022	PEN	23,349		$5,759	147	0

SSB	10/2021	BRL	420,326		78,388	1,204	0
	10/2021		$58,804	BRL	309,723	0	(1,930)
	11/2021		78,024		420,326	0	(1,192)

UAG	11/2021		9	RUB	681	0	0

Total Forward Foreign Currency Contracts						$8,609	$(10,766)

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.700%	$	6,000	$142	$(65)	$77	$0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684		700	(18)	(6)	0	(24)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.122		5,000	(2)	2	0	0

BRC	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.700		5,700	136	(63)	73	0

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684		700	(18)	(6)	0	(24)
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	2.501		5,000	(66)	51	0	(15)

GST	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684		4,400	(114)	(34)	0	(148)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.325		5,000	(314)	304	0	(10)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.400		700	(22)	30	8	0
	Russia Government International Bond	1.000	Quarterly	06/20/2025	0.654		8,000	(10)	114	104	0

HUS	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.122		5,000	(3)	3	0	0

JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684		500	(14)	(3)	0	(17)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.400		2,800	(82)	112	30	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.068		24,400	(1,356)	1,327	0	(29)

MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684		800	(20)	(7)	0	(27)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.430		2,000	7	(4)	3	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	2.501		5,000	(70)	55	0	(15)

NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.400		2,000	(57)	78	21	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.068		5,000	(161)	155	0	(6)

Total Swap Agreements								$(2,042)	$2,043	$316	$(315)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$231	$0	$77	$308	$(685)	$0	$(24)	$(709)	$(401)	$504	$103
BPS	119	0	0	119	(651)	0	0	(651)	(532)	0	(532)
BRC	0	0	73	73	0	0	0	0	73	(70)	3
BSH	747	0	0	747	(961)	0	0	(961)	(214)	387	173
CBK	2,868	0	0	2,868	(817)	0	(39)	(856)	2,012	(1,917)	95
GLM	910	0	0	910	(79)	0	0	(79)	831	(640)	191
GST	0	0	112	112	0	0	(158)	(158)	(46)	0	(46)
HUS	1,637	0	0	1,637	(21)	0	0	(21)	1,616	(1,411)	205
IND	0	0	0	0	(2,208)	0	0	(2,208)	(2,208)	1,613	(595)
JPM	78	0	30	108	(1,344)	0	(46)	(1,390)	(1,282)	1,367	85
MYC	0	0	3	3	0	0	(42)	(42)	(39)	30	(9)
MYI	87	0	0	87	(540)	0	0	(540)	(453)	453	(0)
NGF	0	0	21	21	0	0	(6)	(6)	15	0	15
SCX	728	0	0	728	(338)	0	0	(338)	390	(40)	350
SSB	1,204	0	0	1,204	(3,122)	0	0	(3,122)	(1,918)	1,792	(126)

Total Over the Counter	$8,609	$0	$316	$8,925	$(10,766)	$0	$(315)	$(11,081)

(h)

Securities with an aggregate market value of $6,145 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	63

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$14	$14

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,609	$0	$8,609
Swap Agreements	0	316	0	0	0	316

	$0	$316	$0	$8,609	$0	$8,925

	$0	$316	$0	$8,609	$14	$8,939

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$19	$19

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,766	$0	$10,766
Swap Agreements	0	315	0	0	0	315

	$0	$315	$0	$10,766	$0	$11,081

	$0	$315	$0	$10,766	$19	$11,100

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(3)	$(3)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,846	$0	$10,846
Written Options	0	0	0	490	0	490
Swap Agreements	0	412	0	0	0	412

	$0	$412	$0	$11,336	$0	$11,748

	$0	$412	$0	$11,336	$(3)	$11,745

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(1,365)	$(1,365)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,746)	$0	$(6,746)
Written Options	0	0	0	(187)	0	(187)
Swap Agreements	0	542	0	0	0	542

	$0	$542	$0	$(6,933)	$0	$(6,391)

	$0	$542	$0	$(6,933)	$(1,365)	$(7,756)

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,991	$0	$2,991
Bahrain
Sovereign Issues	0	1,034	0	1,034
Brazil
Corporate Bonds & Notes	0	19,746	0	19,746
Sovereign Issues	0	46,502	0	46,502
Cayman Islands
Corporate Bonds & Notes	0	11,239	0	11,239
Chile
Corporate Bonds & Notes	0	2,863	0	2,863
Sovereign Issues	0	9,003	0	9,003
China
Corporate Bonds & Notes	0	6,461	0	6,461
Colombia
Corporate Bonds & Notes	0	609	0	609
Sovereign Issues	0	696	0	696
Costa Rica
Corporate Bonds & Notes	0	201	0	201
Dominican Republic
Sovereign Issues	0	5,435	0	5,435
Egypt
Sovereign Issues	0	4,663	0	4,663
Guatemala
Sovereign Issues	0	9,245	0	9,245
Hong Kong
Corporate Bonds & Notes	0	722	0	722
India
Corporate Bonds & Notes	0	5,723	0	5,723
Indonesia
Corporate Bonds & Notes	0	11,847	0	11,847
Sovereign Issues	0	18,624	0	18,624
Israel
Sovereign Issues	0	16,819	0	16,819
Ivory Coast
Sovereign Issues	0	5,195	0	5,195
Luxembourg
Corporate Bonds & Notes	0	8,630	0	8,630
Malaysia
Corporate Bonds & Notes	0	2,783	0	2,783
Mauritius
Corporate Bonds & Notes	0	5,190	0	5,190
Mexico
Corporate Bonds & Notes	0	13,022	0	13,022
Sovereign Issues	0	15,072	0	15,072
Oman
Sovereign Issues	0	920	0	920
Paraguay
Sovereign Issues	0	1,132	0	1,132
Peru
Sovereign Issues	0	73,084	0	73,084
Qatar
Sovereign Issues	0	24,791	0	24,791

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Russia
Sovereign Issues	$0	$204	$0	$204
Saudi Arabia
Corporate Bonds & Notes	0	8,733	0	8,733
Sovereign Issues	0	1,734	0	1,734
Serbia
Sovereign Issues	0	21,246	0	21,246
Singapore
Corporate Bonds & Notes	0	202	0	202
South Africa
Sovereign Issues	0	7,004	0	7,004
Thailand
Corporate Bonds & Notes	0	826	0	826
Turkey
Sovereign Issues	0	713	0	713
United Arab Emirates
Sovereign Issues	0	12,304	0	12,304
United States
Asset-Backed Securities	0	213	0	213
Corporate Bonds & Notes	0	15,896	0	15,896
Non-Agency Mortgage-Backed Securities	0	461	0	461
Virgin Islands (British)
Corporate Bonds & Notes	0	267	0	267
Short-Term Instruments
Repurchase Agreements	0	1,807	0	1,807
Israel Treasury Bills	0	14,452	0	14,452
U.S. Treasury Bills	0	7,237	0	7,237

	$0	$417,541	$0	$417,541

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$121,864	$0	$0	$121,864

Total Investments	$121,864	$417,541	$0	$539,405

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	14	0	14
Over the counter	0	8,925	0	8,925

	$0	$8,939	$0	$8,939

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(19)	0	(19)
Over the counter	0	(11,081)	0	(11,081)

	$0	$(11,100)	$0	$(11,100)

Total Financial Derivative Instruments	$0	$(2,161)	$0	$(2,161)

Totals	$121,864	$415,380	$0	$537,244

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	65

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.9%

Acrisure LLC
3.632% (LIBOR03M + 3.500%) due 02/15/2027 ~	$794	$787

Adient US LLC
3.584% (LIBOR03M + 3.500%) due 04/08/2028 ~	998	999

Altice France S.A.
4.125% (LIBOR03M + 4.000%) due 08/14/2026 ~	1,623	1,621

AP Core Holdings, LLC
6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~	700	702

B.C. Unlimited Liability Co.
1.837% (LIBOR03M + 1.750%) due 11/19/2026 ~	878	868

Blackstone CQP Holdco LP
4.250% (LIBOR03M + 3.750%) due 06/05/2028 ~	15,450	15,415

DirecTV Financing LLC
5.750% (LIBOR03M + 5.000%) due 07/22/2027 ~	300	300

Dun & Bradstreet Corp.
3.336% (LIBOR03M + 3.250%) due 02/06/2026 ~	197	197

Envision Healthcare Corp.
3.834% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,216	1,085

Fly Funding SARL
7.000% (LIBOR03M + 6.000%) due 10/08/2025 ~	1,540	1,548

Intelsat Jackson Holdings S.A.
TBD% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ	184	183

Kronos Acquisition Holdings, Inc.
3.834% (LIBOR03M + 3.750%) due 12/22/2026 ~	248	243

Medline Industries, Inc.
TBD% due 08/04/2022 «	5,000	4,938
TBD% due 09/20/2028	1,600	1,592

MPH Acquisition Holdings LLC
4.750% (LIBOR03M + 4.250%) due 08/17/2028 ~	2,550	2,526

Ortho-Clinical Diagnostics S.A.
3.083% (LIBOR03M + 3.000%) due 06/30/2025 ~	339	339

Redstone Buyer LLC
5.500% (LIBOR03M + 4.750%) due 04/27/2028 ~	2,100	2,073

RegionalCare Hospital Partners Holdings, Inc.
3.835% (LIBOR03M + 3.750%) due 11/16/2025 ~	1,982	1,981

Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~	168	171

Solenis
TBD% due 09/21/2028	100	100

Spirit AeroSystems Holdings, Inc.
6.000% (LIBOR03M + 5.250%) due 01/15/2025 ~	819	825

United Airlines, Inc.
4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~	199	201

Virtusa Corp.
4.500% (LIBOR03M + 3.750%) due 02/11/2028 ~	199	200

Total Loan Participations and Assignments (Cost $38,872)		38,894

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 78.2%

BANKING & FINANCE 16.9%

Acrisure LLC
4.250% due 02/15/2029		$400	$396
6.000% due 08/01/2029		800	791

AssuredPartners, Inc.
5.625% due 01/15/2029		2,000	2,015

Aviation Capital Group LLC
5.500% due 12/15/2024		900	1,009

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		2,011	1,980
5.500% due 01/15/2026		825	925

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	500	583
2.625% due 04/28/2025		300	357
3.625% due 09/24/2024		200	242
5.375% due 01/18/2028 •		1,000	880
8.000% due 01/22/2030 •		1,200	1,121
8.500% due 09/10/2030 •		1,100	1,047
10.500% due 07/23/2029		400	475

Barclays PLC
8.000% due 06/15/2024 •(e)(f)		$600	678

Brookfield Property REIT, Inc.
4.500% due 04/01/2027		5,000	4,956

Corestate Capital Holding S.A.
3.500% due 04/15/2023	EUR	100	108

Curo Group Holdings Corp.
7.500% due 08/01/2028		$700	708

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028		1,325	1,439

Deutsche Bank AG
3.729% due 01/14/2032 •(g)		300	310

Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		49	49

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		43	43

Enact Holdings, Inc.
6.500% due 08/15/2025		2,550	2,787

Ford Motor Credit Co. LLC
0.999% (US0003M + 0.880%) due 10/12/2021 ~		200	200
2.900% due 02/16/2028		300	300
3.350% due 11/01/2022		200	204
3.375% due 11/13/2025		1,300	1,337
3.550% due 10/07/2022		700	714
4.000% due 11/13/2030		500	521
4.134% due 08/04/2025		200	212
4.250% due 09/20/2022		200	205
5.596% due 01/07/2022		1,600	1,621

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,850	1,865
6.500% due 10/01/2025		1,250	1,288

Freedom Mortgage Corp.
8.125% due 11/15/2024		530	539
8.250% due 04/15/2025		1,644	1,679

Howard Hughes Corp.
4.125% due 02/01/2029		300	301

HSBC Holdings PLC
6.000% due 05/22/2027 •(e)(f)		600	659
6.500% due 03/23/2028 •(e)(f)		1,000	1,128

Huarong Finance Co. Ltd.
3.375% due 02/24/2030		200	170
4.500% due 05/29/2029		200	185
4.750% due 04/27/2027		200	189
4.950% due 11/07/2047		200	174

Icahn Enterprises LP
5.250% due 05/15/2027		1,525	1,584
6.375% due 12/15/2025		2,300	2,363

Jefferies Finance LLC
5.000% due 08/15/2028		1,700	1,726

Kaisa Group Holdings Ltd.
8.500% due 06/30/2022		1,500	1,301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KWG Property Holding Ltd.
5.875% due 11/10/2024	$1,000	$915

LFS Topco LLC
5.875% due 10/15/2026	200	206

MGIC Investment Corp.
5.250% due 08/15/2028	2,600	2,778

MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028	500	547
5.625% due 05/01/2024	150	163

Midcap Financial Issuer Trust
6.500% due 05/01/2028	300	314

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	500	502
5.500% due 08/15/2028	4,975	5,131
6.000% due 01/15/2027	200	210

Navient Corp.
5.625% due 08/01/2033	3,000	2,859

NCL Finance Ltd.
6.125% due 03/15/2028	850	883

NFP Corp.
6.875% due 08/15/2028	1,000	1,022

OneMain Finance Corp.
5.625% due 03/15/2023	300	316
6.125% due 05/15/2022	1,125	1,156
8.875% due 06/01/2025	2,250	2,444

Oxford Finance LLC
6.375% due 12/15/2022	100	101

Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	4,650	4,860
5.500% due 02/15/2024	308	336

Park Intermediate Holdings LLC
5.875% due 10/01/2028	525	556
7.500% due 06/01/2025	3,225	3,433

PennyMac Financial Services, Inc.
5.750% due 09/15/2031	1,000	1,000

Pinnacol Assurance
8.625% due 06/25/2034 «(g)	5,000	6,464

Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025	1,000	962

Radian Group, Inc.
6.625% due 03/15/2025	4,050	4,526

SBA Communications Corp.
3.875% due 02/15/2027	300	311

Sitka Holdings LLC
5.250% due 07/06/2026 •	1,100	1,117

SLM Corp.
5.125% due 04/05/2022	1,800	1,831

Starwood Property Trust, Inc.
3.625% due 07/15/2026	600	605

Sunac China Holdings Ltd.
5.950% due 04/26/2024	1,500	1,186
7.000% due 07/09/2025	4,500	3,639

UPC Broadband Finco BV
4.875% due 07/15/2031	700	718

Voyager Aviation Holdings LLC
8.500% due 05/09/2026	293	269

		94,724

INDUSTRIALS 56.8%

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029	825	860

AdaptHealth LLC
4.625% due 08/01/2029	200	200
6.125% due 08/01/2028	800	851

Adient U.S. LLC
9.000% due 04/15/2025	100	108

ADT Security Corp.
4.125% due 08/01/2029	2,500	2,488
4.875% due 07/15/2032	530	535

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028	1,100	1,148

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Air Canada
3.875% due 08/15/2026		$400	$404
4.625% due 08/15/2029	CAD	200	158

Air Canada Pass-Through Trust
5.250% due 10/01/2030		$750	811

Allison Transmission, Inc.
3.750% due 01/30/2031		2,500	2,434

Altice Financing S.A.
4.250% due 08/15/2029	EUR	200	228
5.750% due 08/15/2029		$600	582

Altice France S.A.
7.375% due 05/01/2026		1,627	1,690

AMC Networks, Inc.
4.250% due 02/15/2029		300	299
4.750% due 08/01/2025		1,300	1,334

American Airlines Pass-Through Trust
3.375% due 11/01/2028		70	71

American Airlines, Inc.
5.500% due 04/20/2026		700	737

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		600	599

AMN Healthcare, Inc.
4.000% due 04/15/2029		850	877

Austin BidCo, Inc.
7.125% due 12/15/2028		1,000	1,009

Avantor Funding, Inc.
4.625% due 07/15/2028		900	948

Avon Products, Inc.
6.500% due 03/15/2023		800	847

B.C. Unlimited Liability Co.
4.375% due 01/15/2028		600	610

Bausch Health Americas, Inc.
9.250% due 04/01/2026		2,075	2,219

Bausch Health Cos., Inc.
6.125% due 04/15/2025		733	749
6.250% due 02/15/2029		3,800	3,766
7.000% due 01/15/2028		950	975
7.250% due 05/30/2029		850	872

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		1,800	1,793

BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 04/01/2027 (b)		250	249

Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		800	833

Bombardier, Inc.
6.000% due 02/15/2028		200	203
7.125% due 06/15/2026		700	736
7.875% due 04/15/2027		900	934

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		825	847

Brink’s Co.
5.500% due 07/15/2025		1,150	1,204

British Airways Pass-Through Trust
4.250% due 05/15/2034		292	316

Caesars Entertainment, Inc.
6.250% due 07/01/2025		100	105

Caesars Resort Collection LLC
5.250% due 10/15/2025		100	101
5.750% due 07/01/2025		200	211

Carnival Corp.
4.000% due 08/01/2028		2,300	2,326

CCO Holdings LLC
4.250% due 02/01/2031		2,500	2,547
4.250% due 01/15/2034		1,750	1,736
4.500% due 08/15/2030		700	723
4.500% due 06/01/2033		1,800	1,834
4.750% due 03/01/2030		500	523

CDK Global, Inc.
5.250% due 05/15/2029		1,000	1,081

Charter Communications Operating LLC
4.800% due 03/01/2050		200	225
5.375% due 04/01/2038		200	242
5.750% due 04/01/2048		150	190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cheniere Energy Partners LP
3.250% due 01/31/2032		$2,200	$2,210

Chesapeake Energy Corp.
5.500% due 02/01/2026		200	209

Chobani LLC
4.625% due 11/15/2028		400	414
7.500% due 04/15/2025		2,200	2,292

Churchill Downs, Inc.
4.750% due 01/15/2028		500	524

Cirsa Finance International SARL
4.500% due 03/15/2027	EUR	100	115

CNX Resources Corp.
7.250% due 03/14/2027		$2,000	2,132

CommScope Technologies LLC
5.000% due 03/15/2027		3,500	3,334

Community Health Systems, Inc.
4.750% due 02/15/2031		275	277
5.625% due 03/15/2027		3,900	4,089
6.000% due 01/15/2029		800	849
6.125% due 04/01/2030		3,400	3,308
6.625% due 02/15/2025		300	314
6.875% due 04/15/2029		1,600	1,606

Constellation Oil Services Holding S.A. (10.000% PIK)
10.000% due 11/09/2024 ^(b)(c)		6,468	1,789

Coty, Inc.
5.000% due 04/15/2026		400	409

CPUK Finance Ltd.
6.500% due 08/28/2026	GBP	2,000	2,846

Crocs, Inc.
4.125% due 08/15/2031		$400	404

CSC Holdings LLC
4.125% due 12/01/2030		700	688
5.250% due 06/01/2024		250	268
5.750% due 01/15/2030		400	407

DaVita, Inc.
4.625% due 06/01/2030		4,250	4,377

Dell International LLC
8.350% due 07/15/2046		1,327	2,156

Dell, Inc.
5.400% due 09/10/2040		6,000	7,140
6.500% due 04/15/2038		16,425	21,593

Delta Air Lines, Inc.
4.500% due 10/20/2025		650	696
4.750% due 10/20/2028		625	697
7.000% due 05/01/2025		1,227	1,431

Deluxe Corp.
8.000% due 06/01/2029		2,250	2,354

Diamond Sports Group LLC
5.375% due 08/15/2026		500	331

Diebold Nixdorf, Inc.
9.375% due 07/15/2025		825	904

DIRECTV Holdings LLC
5.875% due 08/15/2027		850	888

Dufry One BV
2.000% due 02/15/2027	EUR	2,000	2,214

Dun & Bradstreet Corp.
10.250% due 02/15/2027		$1,000	1,077

Endo Dac
5.875% due 10/15/2024		4,400	4,325
6.000% due 06/30/2028		8,847	6,341
9.500% due 07/31/2027 (i)		6,005	6,027

Endo Luxembourg Finance Co. SARL
6.125% due 04/01/2029		2,100	2,103

Envision Healthcare Corp.
8.750% due 10/15/2026		3,950	3,214

EQM Midstream Partners LP
4.000% due 08/01/2024		300	312

Ford Motor Co.
4.750% due 01/15/2043		3,000	3,148

Gartner, Inc.
3.750% due 10/01/2030		1,000	1,030

GFL Environmental, Inc.
3.500% due 09/01/2028		1,650	1,662

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

goeasy Ltd.
5.375% due 12/01/2024		$1,800	$1,856

Gruenenthal GmbH
4.125% due 05/15/2028	EUR	6,300	7,664

Hawaiian Brand Intellectual Property Ltd.
5.750% due 01/20/2026		$600	629

HCA, Inc.
5.375% due 02/01/2025		3,050	3,412

Helios Software Holdings, Inc.
4.625% due 05/01/2028		2,500	2,466

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		2,200	2,170
4.000% due 05/01/2031		2,000	2,033
4.875% due 01/15/2030		1,600	1,718
5.375% due 05/01/2025		400	419

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		700	704

Hilton Grand Vacations Borrower LLC
6.125% due 12/01/2024		150	156

Hilton Worldwide Finance LLC
4.875% due 04/01/2027		350	362

Hologic, Inc.
3.250% due 02/15/2029		2,475	2,479

Hudbay Minerals, Inc.
6.125% due 04/01/2029		2,550	2,674

iHeartCommunications, Inc.
6.375% due 05/01/2026		405	427
8.375% due 05/01/2027		2,733	2,925

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		500	513

Imola Merger Corp.
4.750% due 05/15/2029		300	311

Intelsat Jackson Holdings S.A.
8.500% due 10/15/2024 ^(c)		2,700	1,544

Jaguar Land Rover Automotive PLC
5.875% due 01/15/2028		1,150	1,156
6.875% due 11/15/2026	EUR	700	905

Kronos Acquisition Holdings, Inc.
7.000% due 12/31/2027		$200	192

Level 3 Financing, Inc.
3.625% due 01/15/2029		3,500	3,395
3.750% due 07/15/2029		600	581
4.250% due 07/01/2028		2,425	2,447

Live Nation Entertainment, Inc.
6.500% due 05/15/2027		1,500	1,652

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		100	101

Mattel, Inc.
3.375% due 04/01/2026		200	206

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		900	903
5.375% due 12/04/2029		200	204
5.625% due 07/17/2027		200	203
5.750% due 07/21/2028		600	614

MGM China Holdings Ltd.
5.250% due 06/18/2025		200	202
5.875% due 05/15/2026		300	306

MGM Resorts International
4.750% due 10/15/2028		1,700	1,794

Midas OpCo Holdings LLC
5.625% due 08/15/2029		5,200	5,387

Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029 (a)		1,500	1,500
5.250% due 10/01/2029 (a)		1,700	1,700

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		2,400	2,397

Murphy Oil USA, Inc.
5.625% due 05/01/2027		100	105

NCL Corp. Ltd.
5.875% due 03/15/2026		850	872

Nielsen Finance LLC
5.625% due 10/01/2028		825	857
5.875% due 10/01/2030		825	870

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	67

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		$2,000	$2,251

Occidental Petroleum Corp.
4.400% due 08/15/2049		100	98
8.875% due 07/15/2030		2,500	3,399

Organon & Co.
4.125% due 04/30/2028		200	204

Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		180	193
7.375% due 06/01/2025		60	63

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027		3,250	3,222

Par Pharmaceutical, Inc.
7.500% due 04/01/2027		2,607	2,659

PDC Energy, Inc.
5.750% due 05/15/2026		1,650	1,720

Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		1,250	75
5.500% due 04/12/2037 ^(c)		1,250	73

PetSmart, Inc.
4.750% due 02/15/2028		450	463
7.750% due 02/15/2029		2,000	2,185

Post Holdings, Inc.
4.625% due 04/15/2030		1,000	1,009

Prime Healthcare Services, Inc.
7.250% due 11/01/2025		1,000	1,074

Prime Security Services Borrower LLC
3.375% due 08/31/2027		2,150	2,065

Qorvo, Inc.
3.375% due 04/01/2031		850	897

Rackspace Technology Global, Inc.
5.375% due 12/01/2028		500	492

Radiate Holdco LLC
4.500% due 09/15/2026		2,475	2,559

Renault S.A.
2.000% due 09/28/2026	EUR	2,000	2,303

Resolute Forest Products, Inc.
4.875% due 03/01/2026		$1,100	1,121

Rockies Express Pipeline LLC
4.800% due 05/15/2030		200	209

Royal Caribbean Cruises Ltd.
11.500% due 06/01/2025		298	340

RP Escrow Issuer LLC
5.250% due 12/15/2025		800	824

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		1,000	1,150

Sabre GLBL, Inc.
7.375% due 09/01/2025		900	960
9.250% due 04/15/2025		4,050	4,686

Scientific Games International, Inc.
5.000% due 10/15/2025		1,500	1,545

Seagate HDD Cayman
4.091% due 06/01/2029		100	105

Sealed Air Corp.
6.875% due 07/15/2033		800	1,047

Sensata Technologies BV
5.625% due 11/01/2024		250	277

Shift4 Payments LLC
4.625% due 11/01/2026		825	862

Sirius XM Radio, Inc.
3.125% due 09/01/2026		850	863
3.875% due 09/01/2031		850	831

Southwestern Energy Co.
5.375% due 02/01/2029		1,200	1,285
5.375% due 03/15/2030		200	216

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		600	596
5.500% due 01/15/2025		825	873
7.500% due 04/15/2025		2,600	2,756

Standard Industries, Inc.
3.375% due 01/15/2031		2,000	1,906
4.375% due 07/15/2030		2,600	2,655
4.750% due 01/15/2028		400	416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Studio City Finance Ltd.
5.000% due 01/15/2029	$200	$185

Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025	300	300

Switch Ltd.
3.750% due 09/15/2028	825	838

Syneos Health, Inc.
3.625% due 01/15/2029	100	100

T-Mobile USA, Inc.
2.875% due 02/15/2031	750	757
4.750% due 02/01/2028	3,200	3,404

Team Health Holdings, Inc.
6.375% due 02/01/2025	900	871

TEGNA, Inc.
4.625% due 03/15/2028	700	717

Tempo Acquisition LLC
5.750% due 06/01/2025	1,700	1,788

Tenet Healthcare Corp.
4.625% due 07/15/2024	206	209
6.125% due 10/01/2028	6,150	6,468
7.500% due 04/01/2025	300	319

Teva Pharmaceutical Finance BV
3.650% due 11/10/2021	900	904

Toll Brothers Finance Corp.
4.875% due 03/15/2027	1,300	1,463

Transocean Guardian Ltd.
5.875% due 01/15/2024	265	264

Transocean Pontus Ltd.
6.125% due 08/01/2025	67	67

Travel + Leisure Co.
4.625% due 03/01/2030	300	309
6.000% due 04/01/2027	1,300	1,443

TreeHouse Foods, Inc.
4.000% due 09/01/2028 (i)	1,800	1,764

TripAdvisor, Inc.
7.000% due 07/15/2025	825	876

Triumph Group, Inc.
6.250% due 09/15/2024	100	100

Uber Technologies, Inc.
4.500% due 08/15/2029	1,000	1,009

Unifrax Escrow Issuer Corp.
5.250% due 09/30/2028	400	406

United Airlines Pass-Through Trust
5.875% due 04/15/2029	1,484	1,664

United Airlines, Inc.
4.375% due 04/15/2026	400	411
4.625% due 04/15/2029	350	362

Univision Communications, Inc.
5.125% due 02/15/2025	300	305
6.625% due 06/01/2027	800	870
9.500% due 05/01/2025	200	217

Vail Resorts, Inc.
6.250% due 05/15/2025	800	847

VeriSign, Inc.
4.750% due 07/15/2027	2,500	2,633

ViaSat, Inc.
5.625% due 09/15/2025	400	406

Viking Cruises Ltd.
13.000% due 05/15/2025	400	461

Virgin Media Finance PLC
5.000% due 07/15/2030	500	513

Williams Scotsman International, Inc.
4.625% due 08/15/2028	3,275	3,416

WMG Acquisition Corp.
3.000% due 02/15/2031	1,650	1,613

Wynn Las Vegas LLC
5.250% due 05/15/2027	400	405

Wynn Macau Ltd.
5.500% due 01/15/2026	500	486
5.500% due 10/01/2027	1,000	956
5.625% due 08/26/2028	1,500	1,430

Wynn Resorts Finance LLC
5.125% due 10/01/2029	650	656

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yum! Brands, Inc.
4.625% due 01/31/2032		$2,500	$2,672
6.875% due 11/15/2037		100	129
7.750% due 04/01/2025		5,650	6,048

Ziggo BV
5.500% due 01/15/2027		1,100	1,139

ZoomInfo Technologies LLC
3.875% due 02/01/2029		400	399

			318,009

UTILITIES 4.5%

Calpine Corp.
3.750% due 03/01/2031		1,000	964
5.000% due 02/01/2031		4,100	4,105

Clearway Energy Operating LLC
3.750% due 02/15/2031		500	502

DPL, Inc.
4.125% due 07/01/2025		2,450	2,625

Genesis Energy LP
5.625% due 06/15/2024		200	200
8.000% due 01/15/2027		2,400	2,433

Leeward Renewable Energy Operations LLC
4.250% due 07/01/2029		200	204

Lumen Technologies, Inc.
4.500% due 01/15/2029		500	485

NRG Energy, Inc.
3.875% due 02/15/2032		1,800	1,782

NSG Holdings LLC
7.750% due 12/15/2025		1,126	1,218

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(b)		1,014	565

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^		58	57

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 ^(b)		816	194

PBF Holding Co. LLC
9.250% due 05/15/2025		1,625	1,542

Sprint Capital Corp.
8.750% due 03/15/2032		2,425	3,626

Sprint Corp.
7.625% due 03/01/2026		100	121
7.875% due 09/15/2023		400	447

Targa Resources Partners LP
5.500% due 03/01/2030		300	328

Terraform Global Operating LLC
6.125% due 03/01/2026		1,500	1,548

TerraForm Power Operating LLC
5.000% due 01/31/2028		2,000	2,150

			25,096

Total Corporate Bonds & Notes (Cost $420,928)			437,829

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Corestate Capital Holding S.A.
1.375% due 11/28/2022	EUR	200	213

Total Convertible Bonds & Notes (Cost $205)			213

MUNICIPAL BONDS & NOTES 0.1%

FLORIDA 0.1%

Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025		$370	382

Total Municipal Bonds & Notes (Cost $370)			382

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.8%

U.S. Treasury Notes
1.625% due 05/15/2031 (i)	$10,000	$10,119

Total U.S. Treasury Obligations (Cost $10,125)		10,119

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Adjustable Rate Mortgage Trust
2.725% due 10/25/2035 ~	60	48

American Home Mortgage Assets Trust
1.012% due 11/25/2046 •	549	229
6.750% due 06/25/2037 ^þ	99	96

Banc of America Funding Trust
2.959% due 03/20/2036 ^~	57	57

Bear Stearns ALT-A Trust
2.920% due 01/25/2035 ~	2	2

Citigroup Mortgage Loan Trust
2.520% due 11/25/2035 •	62	63

Countrywide Alternative Loan Trust
0.266% due 05/25/2047 •	15	15
0.507% due 03/20/2046 •	26	22
0.606% due 07/25/2046 ^•	286	198
1.092% due 12/25/2035 •	29	27
2.737% due 10/25/2035 ^~	22	22

Countrywide Home Loan Mortgage Pass-Through Trust
0.726% due 03/25/2035 •	84	83
6.000% due 05/25/2036 ^	46	32

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.000% due 10/25/2018	3	3

Downey Savings & Loan Association Mortgage Loan Trust
0.587% due 02/19/2045 •	5	5

First Horizon Alternative Mortgage Securities Trust
2.341% due 09/25/2035 ^~	119	117
6.000% due 05/25/2036 ^	51	32

GMAC Mortgage Corp. Loan Trust
2.984% due 04/19/2036 ^~	116	102

GSR Mortgage Loan Trust
2.455% due 04/25/2035 ~	1	1
2.638% due 05/25/2035 ~	38	37
2.805% due 11/25/2035 ~	13	14

HarborView Mortgage Loan Trust
0.277% due 01/19/2038 •	16	16
0.567% due 03/19/2036 ^•	234	235

IndyMac Mortgage Loan Trust
2.912% due 09/25/2035 ^~	36	34

JP Morgan Mortgage Trust
2.694% due 07/25/2035 ~	29	29
2.886% due 07/27/2037 ~	177	175
6.000% due 08/25/2037 ^	66	48

Residential Accredit Loans, Inc. Trust
0.416% due 03/25/2037 •	271	49
5.429% due 02/25/2036 ^~	160	137

Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	56	45

Structured Asset Mortgage Investments Trust
0.526% due 05/25/2036 •	16	16

WaMu Mortgage Pass-Through Certificates Trust
0.862% due 05/25/2047 •	200	196
2.490% due 10/25/2036 ^~	75	74
3.096% due 07/25/2037 ^~	82	84

Total Non-Agency Mortgage-Backed Securities (Cost $2,115)		2,343

ASSET-BACKED SECURITIES 0.1%

Carrington Mortgage Loan Trust
0.236% due 08/25/2036 •	53	52

Credit-Based Asset Servicing & Securitization Trust
3.260% due 01/25/2037 ^þ	830	373

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 ^þ	297	108

Morgan Stanley ABS Capital, Inc. Trust
0.226% due 05/25/2037 •	69	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Option One Mortgage Loan Trust Asset-Backed Certificates
1.061% due 08/25/2033 •	$44	$45

Residential Asset Securities Corp. Trust
0.386% due 08/25/2036 •	4	4

Total Asset-Backed Securities (Cost $682)		645

SOVEREIGN ISSUES 0.5%

Argentina Government International Bond
1.000% due 07/09/2029	102	39
2.500% due 07/09/2041 þ	7,113	2,611

Total Sovereign Issues (Cost $3,428)		2,650

	SHARES
COMMON STOCKS 10.4%

COMMUNICATION SERVICES 0.4%

Clear Channel Outdoor Holdings, Inc. (d)	163,228	442

iHeartMedia, Inc. ‘A’ (d)	39,083	978

iHeartMedia, Inc. ‘B’ «(d)	30,332	683

		2,103

CONSUMER DISCRETIONARY 0.4%

Caesars Entertainment, Inc. (d)	19,463	2,185

		2,185

ENERGY 0.1%

California Resources Corp. (d)	14,960	614

FINANCIALS 0.3%

CIT Group, Inc.	26,331	1,368

Hipotecaria Su Casita S.A. «(d)	78,886	0

Mr Cooper Group, Inc. (d)	4,374	180

		1,548

HEALTH CARE 9.1%

Novasep «(d)(g)	2,206,209	10,477

NVHL S.A. ‘A’ «(d)(g)	197,572	4,028

NVHL S.A. ‘B’ «(d)(g)	197,572	4,028

NVHL S.A. ‘C’ «(d)(g)	197,572	4,028

NVHL S.A. ‘D’ «(d)(g)	197,572	4,028

NVHL S.A. ‘E’ «(d)(g)	197,572	4,028

NVHL S.A. ‘F’ «(d)(g)	197,572	4,028

NVHL S.A. ‘G’ «(d)(g)	197,572	4,028

NVHL S.A. ‘H’ «(d)(g)	197,572	4,028

NVHL S.A. ‘I’ «(d)(g)	197,572	4,028

NVHL S.A. ‘J’ «(d)(g)	197,572	4,028

		50,757

INDUSTRIALS 0.1%

Neiman Marcus Group Ltd. LLC «(d)(g)	7,513	807

Voyager Aviation Holdings «(d)	136	0

		807

Total Common Stocks (Cost $16,164)		58,014

WARRANTS 0.1%

ENERGY 0.0%

California Resources Corp. - Exp. 10/27/2024	24,765	297

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.1%

Guaranteed Rate, Inc. - Exp. 12/31/2060 «	3,454	$418

UTILITIES 0.0%

Vistra Corp. - Exp. 02/02/2024	60,750	11

Total Warrants (Cost $845)		726

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.1%

Citigroup, Inc.
5.800% due 06/15/2022 •(e)	550,000	563

INDUSTRIALS 0.3%

Voyager Aviation Holdings LLC
9.500% «	814	241

Xfit Brands, Inc. «	1,000	1,400

		1,641

Total Preferred Securities (Cost $4,472)		2,204

REAL ESTATE INVESTMENT TRUSTS 1.8%

REAL ESTATE 1.8%

VICI Properties, Inc.	354,535	10,072

Total Real Estate Investment Trusts (Cost $4,274)		10,072

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS (h) 2.0%
		11,098

Total Short-Term Instruments (Cost $11,098)		11,098

Total Investments in Securities (Cost $513,578)		575,189

INVESTMENTS IN AFFILIATES 0.2%

COMMON STOCKS 0.2%

AFFILIATED INVESTMENTS 0.2%

Stearns Holdings LLC ‘B’ «(d)(g)	720,949	997

Xfit Brands, Inc. ^(d)	2,046,639	7

Total Common Stocks (Cost $1,685)		1,004

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	15,387	151

Total Short-Term Instruments (Cost $151)		151

Total Investments in Affiliates (Cost $1,836)		1,155

Total Investments 102.9% (Cost $515,414)		$576,344

Financial Derivative Instruments (j)(k) 0.2% (Cost or Premiums, net $8,609)		1,506

Other Assets and Liabilities, net (3.1)%		(17,867)

Net Assets 100.0%		$559,983

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	69

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG 3.729% due 01/14/2032	1/11/2021	$309	$310	0.06%
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	614	4,028	0.72
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	614	4,028	0.72
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	613	4,028	0.72
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	613	4,028	0.72
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	613	4,028	0.72
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	613	4,028	0.72
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	613	4,028	0.72
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	613	4,028	0.72
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	613	4,028	0.72
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	613	4,028	0.72
Neiman Marcus Group Ltd. LLC	09/25/2020	242	807	0.14
Novasep	07/13/2021	128	10,477	1.87
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	6,464	1.15
Stearns Holdings LLC ‘B’	03/15/2021	1,267	997	0.00

		$13,078	$59,335	10.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	(5.000)%	07/02/2021	TBD	(2)	$5,156	Macy’s Retail Holdings, Inc. 3.630% due 06/01/2024	$(5,239)	$5,156	$5,091
BRC	(4.500)	03/27/2020	TBD	(2)	323	American Airlines Pass-Through Trust 4.950% due 08/15/2026	(306)	323	300
FICC	0.000	09/30/2021	10/01/2021		2,711	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	(2,765)	2,711	2,711
SBI	(4.500)	03/27/2020	TBD	(2)	2,908	American Airlines Pass-Through Trust 4.950% due 08/15/2026	(2,756)	2,908	2,709

Total Repurchase Agreements							$(11,066)	$11,098	$10,811

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
DEU	0.070%	09/30/2021	10/01/2021		$(1,628)	$(1,628)
FBF	(2.250)	07/26/2021	TBD	(4)	(3,230)	(3,227)
JML	(0.150)	10/01/2021	12/01/2021		(1,415)	(1,415)
RDR	(1.750)	08/26/2021	TBD	(4)	(2,675)	(2,670)

Total Reverse Repurchase Agreements						$(8,940)

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions
TDL	0.080%	09/30/2021	10/01/2021	$(1,627)	$(1,627)

Total Sale-Buyback Transactions					$(1,627)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Corporate Bonds & Notes (1.5)%
Industrials (1.5)%
American Airlines Pass-Through Trust	4.950%	08/15/2026	$3,030	$(3,174)	$(3,063)
Macy’s Retail Holdings, Inc.	3.625	06/01/2024	5,000	(4,835)	(5,232)

Total Short Sales (1.5)%				$(8,009)	$(8,295)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BCY	$5,091	$0	$0	$0	$5,091	$(5,239)	$(148)
BRC	300	0	0	0	300	(306)	(6)
DEU	0	(1,628)	0	0	(1,628)	1,619	(9)
FBF	0	(3,227)	0	0	(3,227)	3,271	44
FICC	2,711	0	0	0	2,711	(2,765)	(54)
JML	0	(1,415)	0	0	(1,415)	1,764	349
RDR	0	(2,670)	0	0	(2,670)	3,011	341
SBI	2,709	0	0	0	2,709	(2,756)	(47)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(3,063)	(3,063)	0	(3,063)
GSC	0	0	0	(5,232)	(5,232)	0	(5,232)
TDL	0	0	(1,627)	0	(1,627)	1,619	(8)

Total Borrowings and Other Financing Transactions	$10,811	$(8,940)	$(1,627)	$(8,295)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,897)	$(5,897)
U.S. Treasury Obligations	(1,628)	0	0	0	(1,628)

Total	$(1,628)	$0	$0	$(5,897)	$(7,525)

Sale-Buyback Transactions
U.S. Treasury Obligations	(1,627)	0	0	0	(1,627)

Total	$(1,627)	$0	$0	$0	$(1,627)

Total Borrowings	$(3,255)	$0	$0	$(5,897)	$(9,152)

Payable for reverse repurchase agreements and sale-buyback financing transactions(7)					$(9,152)

(i)	Securities with an aggregate market value of $11,024 and cash of $260 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(4,454) at a weighted average interest rate of (0.630%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	71

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $80 of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(7)	Unsettled reverse repurchase agreements liability of $(1,415) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2021	303	$39,878	$(455)	$42	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2021	75	$(14,753)	$212	$29	$(25)
Euro-Buxl 30-Year Bond December Futures	12/2021	9	(2,120)	58	13	(6)
U.S. Treasury 5-Year Note December Futures	12/2021	662	(81,255)	469	0	(57)
U.S. Treasury 30-Year Bond December Futures	12/2021	29	(4,617)	124	0	(4)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	24	(4,586)	167	4	0

				$1,030	$46	$(92)

Total Futures Contracts				$575	$88	$(92)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Anadarko Petroleum Corp.	(1.000)%	Quarterly	12/20/2023	1.172%	$	10,000	$722	$(687)	$35	$4	$0
Anheuser-Busch InBev	(1.000)	Quarterly	06/20/2025	0.447	EUR	8,800	(258)	42	(216)	0	0
ArcelorMittal	(5.000)	Quarterly	06/20/2025	1.004		2,000	(393)	44	(349)	0	(1)
Arconic, Inc.	(1.000)	Quarterly	06/20/2025	0.889	$	5,000	128	(150)	(22)	3	0
Freeport-McMoRan, Inc.	(1.000)	Quarterly	12/20/2023	0.550		4,000	(40)	(1)	(41)	0	0
Johnson & Johnson Co.	(1.000)	Quarterly	06/20/2024	0.121		20,000	(606)	117	(489)	0	(2)
Macy’s Retail Holdings, Inc.	(1.000)	Quarterly	06/20/2023	0.779		4,000	212	(228)	(16)	6	0
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	0.775		10,000	(71)	(57)	(128)	13	0

							$(306)	$(920)	$(1,226)	$26	$(3)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ford Motor Co.	5.000%	Quarterly	06/20/2023	1.171%	$	100	$8	$(1)	$7	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$	151,800	$6,237	$(1,476)	$4,761	$17	$0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025		19,500	2,025	(611)	1,414	16	0
Pay(6)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		61,300	645	(3,082)	(2,437)	134	0

							$8,907	$(5,169)	$3,738	$167	$0

Total Swap Agreements							$8,609	$(6,090)	$2,519	$193	$(3)

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$88	$193	$281	$0	$(92)		$(3)	$(95)

Cash of $6,976 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BOA	10/2021	EUR	164	$193	$3	$0

CBK	10/2021		6,468	7,656	163	0
	10/2021	GBP	1,855	2,553	54	0
	11/2021	EUR	276	320	0	0

HUS	10/2021		1,299	1,529	25	0

SCX	10/2021		45,651	53,923	1,043	0
	11/2021		53,582	62,132	32	0

Total Forward Foreign Currency Contracts					$1,320	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure(1)
BOA	$3	$0	$0	$3	$0	$0	$0	$0	$3	$0	$3
CBK	217	0	0	217	0	0	0	0	217	0	217
HUS	25	0	0	25	0	0	0	0	25	0	25
SCX	1,075	0	0	1,075	0	0	0	0	1,075	(900)	175

Total Over the Counter	$1,320	$0	$0	$1,320	$0	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	73

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$88	$88
Swap Agreements	0	26	0	0	167	193

	$0	$26	$0	$0	$255	$281

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,320	$0	$1,320

	$0	$26	$0	$1,320	$255	$1,601

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$92	$92
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$0	$92	$95

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(257)	$(257)
Swap Agreements	0	(207)	0	0	2,098	1,891

	$0	$(207)	$0	$0	$1,841	$1,634

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(231)	$0	$(231)
Swap Agreements	0	0	0	0	(1)	(1)

	$0	$0	$0	$(231)	$(1)	$(232)

	$0	$(207)	$0	$(231)	$1,840	$1,402

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(577)	$(577)
Swap Agreements	0	(407)	0	0	60	(347)

	$0	$(407)	$0	$0	$(517)	$(924)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$651	$0	$651

	$0	$(407)	$0	$651	$(517)	$(273)

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Loan Participations and Assignments	$0	$33,773	$5,121	$38,894
Corporate Bonds & Notes
Banking & Finance	0	88,260	6,464	94,724
Industrials	3,200	314,809	0	318,009
Utilities	0	25,096	0	25,096
Convertible Bonds & Notes
Banking & Finance	0	213	0	213
Municipal Bonds & Notes
Florida	0	382	0	382
U.S. Treasury Obligations	0	10,119	0	10,119
Non-Agency Mortgage-Backed Securities	0	2,343	0	2,343
Asset-Backed Securities	0	645	0	645
Sovereign Issues	0	2,650	0	2,650
Common Stocks
Communication Services	1,420	0	683	2,103
Consumer Discretionary	2,185	0	0	2,185
Energy	614	0	0	614
Financials	1,548	0	0	1,548
Health Care	0	0	50,757	50,757
Industrials	0	0	807	807
Warrants
Energy	297	0	0	297
Financials	0	0	418	418
Utilities	11	0	0	11
Preferred Securities
Banking & Finance	0	563	0	563
Industrials	0	0	1,641	1,641
Real Estate Investment Trusts
Real Estate	10,072	0	0	10,072
Short-Term Instruments
Repurchase Agreements	0	11,098	0	11,098

	$19,347	$489,951	$65,891	$575,189

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$0	$7	$997	$1,004
Short-Term Instruments
Central Funds Used for Cash Management Purposes	151	0	0	151

	$151	$7	$997	$1,155

Total Investments	$19,498	$489,958	$66,888	$576,344

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(8,295)	$0	$(8,295)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	42	239	0	281
Over the counter	0	1,320	0	1,320

	$42	$1,559	$0	$1,601

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(31)	$(64)	$0	$(95)

Total Financial Derivative Instruments	$11	$1,495	$0	$1,506

Totals	$19,509	$483,158	$66,888	$569,555

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:

Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,592	$5,132	$(40)	$7	$2	$(24)	$0	$(1,548)	$5,121	$(11)
Corporate Bonds & Notes
Banking & Finance	6,076	0	0	0	0	388	0	0	6,464	389
Common Stocks
Communication Services	496	0	0	0	0	187	0	0	683	187
Health Care	0	128	0	0	0	50,629	0	0	50,757	50,629
Industrials	757	0	0	0	0	50	0	0	807	50
Warrants
Financials	0	454	0	0	0	(36)	0	0	418	(36)
Preferred Securities
Industrials	1,281	267	0	0	0	93	0	0	1,641	94

Totals	$10,202	$5,981	$(40)	$7	$2	$51,287	$0	$(1,548)	$65,891	$51,302

Investments in Affiliates, at Value
Financials	3,201	0	(2,134)	0	0	(70)	0	0	997	(2,204)

Totals	$13,403	$5,981	$(2,174)	$7	$2	$51,217	$0	$(1,548)	$66,888	$49,098

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	75

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)	September 30, 2021	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$5,121	Proxy Pricing	Base Price	%	99.000-99.250	99.009
Corporate Bonds & Notes
Banking & Finance	6,464	Discounted Cash Flow	Discount Rate		4.630	—
Common Stocks
Communication Services	683	Reference Instrument	Liquidity Discount		10.000	—
Health Care	50,757	Comparable Companies	EBITDA Multiple	X	15.520	—
Industrials	807	Discounted Cash Flow	Discount Rate		14.000	—
Warrants
Financials	418	Other Valuation Techniques(2)	—		—	—
Preferred Securities
Industrials	241	Comparable Companies/Discounted Cash Flow	Book Value/Discount Rate	x/%	0.200/20.240	—
	1,400	Other Valuation Techniques(2)	—		—	—

Total	$65,891

Investments in Affiliates, at Value
Financials	997	Other Valuation Techniques(2)	—		—	—

Total	$66,888

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Avolon TLB Borrower (U.S.) LLC
2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	$1,596	$1,598

AWAS Aviation Capital Ltd.
4.870% due 10/07/2021 «(f)	4,870	4,870

Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~	5,148	5,135

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	8,023	8,079

CenturyLink, Inc.
2.334% (LIBOR03M + 2.250%) due 03/15/2027 ~	1,238	1,226

Dell International LLC
2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~	1,501	1,503

Level 3 Financing, Inc.
1.834% (LIBOR03M + 1.750%) due 03/01/2027 ~	1,100	1,088

Marriott Ownership Resorts, Inc.
1.834% (LIBOR03M + 1.750%) due 08/29/2025 ~	697	687

Total Loan Participations and Assignments (Cost $24,006)		24,186

CORPORATE BONDS & NOTES 84.9%

BANKING & FINANCE 43.3%

AerCap Ireland Capital DAC
3.650% due 07/21/2027	300	319
4.450% due 04/03/2026	10,275	11,199
4.875% due 01/16/2024	2,500	2,702

Agree LP
2.900% due 10/01/2030	3,400	3,516

AIA Group Ltd.
3.900% due 04/06/2028	540	601

Air Lease Corp.
3.000% due 09/15/2023	3,300	3,431

Aircastle Ltd.
2.850% due 01/26/2028	8,600	8,716

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	1,500	1,455
3.375% due 08/15/2031	1,600	1,743
3.450% due 04/30/2025	300	324
3.950% due 01/15/2028	300	337
4.900% due 12/15/2030	6,420	7,770

Ally Financial, Inc.
3.050% due 06/05/2023	2,800	2,906
8.000% due 11/01/2031	5,000	7,218

American Assets Trust LP
3.375% due 02/01/2031	6,900	7,156

American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,500	1,543
3.875% due 01/30/2031	500	558

American Express Co.
3.550% due 09/15/2026 •(d)	2,400	2,449

American Financial Group, Inc.
3.500% due 08/15/2026	2,200	2,404

American Homes 4 Rent LP
4.250% due 02/15/2028	2,000	2,266
4.900% due 02/15/2029	400	468

American Tower Corp.
1.300% due 09/15/2025	2,100	2,102
2.700% due 04/15/2031	19,100	19,543
2.750% due 01/15/2027	13,800	14,497
2.900% due 01/15/2030	700	729
2.950% due 01/15/2025	9,900	10,459
3.800% due 08/15/2029	7,900	8,765
3.950% due 03/15/2029	3,052	3,396

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Antares Holdings LP
2.750% due 01/15/2027	$6,000	$6,010
3.950% due 07/15/2026	5,400	5,694

Arch Capital Group Ltd.
3.635% due 06/30/2050	1,235	1,349

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	3,950	4,147

Aviation Capital Group LLC
2.875% due 01/20/2022	2,300	2,312
3.500% due 11/01/2027	3,100	3,271
4.125% due 08/01/2025	943	1,016
4.375% due 01/30/2024	5,527	5,903
4.875% due 10/01/2025	1,500	1,655

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	21,066	20,736
3.950% due 07/01/2024	2,000	2,124
4.250% due 04/15/2026	1,573	1,693
5.250% due 05/15/2024	1,786	1,952

Banco Bilbao Vizcaya Argentaria S.A.
0.875% due 09/18/2023	14,500	14,590

Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027	1,700	1,821

Banco Santander Mexico S.A.
4.125% due 11/09/2022	2,400	2,478

Banco Santander S.A.
2.746% due 05/28/2025	9,200	9,654
4.379% due 04/12/2028	3,800	4,318

Bancolombia S.A.
3.000% due 01/29/2025	1,200	1,212

Bank of America Corp.
1.098% (US0003M + 0.960%) due 07/23/2024 ~	3,600	3,654
1.125% (US0003M + 1.000%) due 04/24/2023 ~	1,000	1,006
1.319% due 06/19/2026 •	25,000	25,003
1.486% due 05/19/2024 •	1,950	1,979
2.676% due 06/19/2041 •	1,000	966
3.093% due 10/01/2025 •	700	744
3.124% due 01/20/2023 •	14,300	14,420
3.550% due 03/05/2024 •	9,500	9,906
3.593% due 07/21/2028 •	5,000	5,485
3.824% due 01/20/2028 •	10,000	11,042

Banque Federative du Credit Mutuel S.A.
0.650% due 02/27/2024	2,000	1,998

Barclays Bank PLC
7.625% due 11/21/2022 (e)	2,000	2,144

Barclays PLC
1.007% due 12/10/2024 •	1,500	1,507
1.505% (US0003M + 1.380%) due 05/16/2024 ~	26,243	26,702
1.555% (US0003M + 1.430%) due 02/15/2023 ~	6,800	6,832
1.744% (US0003M + 1.625%) due 01/10/2023 ~	900	903
2.645% due 06/24/2031 •	16,100	16,226
3.650% due 03/16/2025	9,000	9,683
3.932% due 05/07/2025 •	4,500	4,830
4.337% due 01/10/2028	6,200	6,940
4.338% due 05/16/2024 •	700	741
4.375% due 09/11/2024	1,300	1,417
4.375% due 01/12/2026	5,500	6,141
4.610% due 02/15/2023 •	16,500	16,753
4.972% due 05/16/2029 •	4,985	5,799
5.088% due 06/20/2030 •	6,300	7,275
5.200% due 05/12/2026	1,300	1,490

BBVA Bancomer S.A.
4.375% due 04/10/2024	4,200	4,536
5.125% due 01/18/2033 •(e)	5,400	5,637
6.750% due 09/30/2022	10,938	11,517

BGC Partners, Inc.
4.375% due 12/15/2025	6,200	6,699
5.375% due 07/24/2023	6,000	6,447

Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	757
1.625% due 08/05/2028	7,200	7,041
2.500% due 01/10/2030	1,200	1,231

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blue Owl Finance LLC
4.125% due 10/07/2051 (a)	$2,300	$2,243

BNP Paribas S.A.
2.159% due 09/15/2029 •	2,500	2,478
2.219% due 06/09/2026 •	18,600	19,098
2.819% due 11/19/2025 •	1,200	1,257
3.052% due 01/13/2031 •	900	943
4.625% due 02/25/2031 •(d)(e)	7,500	7,678
5.198% due 01/10/2030 •	7,300	8,699
6.625% due 03/25/2024 •(d)(e)	5,250	5,701
6.750% due 03/14/2022 •(d)(e)	4,300	4,365
7.000% due 08/16/2028 •(d)(e)	2,800	3,345
7.375% due 08/19/2025 •(d)(e)	500	580

BOC Aviation Ltd.
3.500% due 10/10/2024	12,400	13,194
4.000% due 01/25/2024	700	743

Boston Properties LP
2.900% due 03/15/2030	2,300	2,387
3.250% due 01/30/2031	7,550	8,027

BPCE S.A.
1.000% due 01/20/2026	2,000	1,969
4.500% due 03/15/2025	5,700	6,264

Brandywine Operating Partnership LP
3.950% due 02/15/2023	4,160	4,317

Brixmor Operating Partnership LP
1.176% (US0003M + 1.050%) due 02/01/2022 ~	5,630	5,643

Brookfield Finance, Inc.
3.900% due 01/25/2028	300	333

Canadian Imperial Bank of Commerce
0.450% (SOFRRATE + 0.400%) due 12/14/2023 ~	1,000	1,003

Cantor Fitzgerald LP
6.500% due 06/17/2022	1,200	1,249

CI Financial Corp.
3.200% due 12/17/2030	2,100	2,182
4.100% due 06/15/2051	1,500	1,615

Citibank N.A.
3.650% due 01/23/2024	500	534

Citigroup, Inc.
1.075% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,064
1.224% (US0003M + 1.100%) due 05/17/2024 ~	1,000	1,016
1.550% (US0003M + 1.430%) due 09/01/2023 ~	2,900	2,934
2.572% due 06/03/2031 •(f)	10,500	10,709
3.106% due 04/08/2026 •	1,700	1,806
3.200% due 10/21/2026	5,337	5,757
3.668% due 07/24/2028 •	9	10
4.044% due 06/01/2024 •	8,300	8,781

Citizens Bank N.A.
2.250% due 04/28/2025	1,000	1,040
3.750% due 02/18/2026	1,650	1,826

CK Hutchison International Ltd.
3.250% due 04/11/2024	600	636

Corporate Office Properties LP
2.250% due 03/15/2026	5,400	5,537
2.750% due 04/15/2031	1,400	1,416

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026	2,800	2,614
3.125% due 10/22/2025	12,200	11,590
7.125% due 01/27/2022	900	908

Credit Agricole S.A.
1.247% due 01/26/2027 •	4,750	4,685
4.125% due 01/10/2027	9,800	10,997

Credit Suisse AG
0.430% (SOFRRATE + 0.380%) due 08/09/2023 ~	5,000	5,017
2.100% due 11/12/2021	7,400	7,416
3.625% due 09/09/2024	2,600	2,804
6.500% due 08/08/2023 (e)	30,838	33,819

Credit Suisse Group AG
2.593% due 09/11/2025 •	13,300	13,792
2.997% due 12/14/2023 •	1,300	1,335
3.091% due 05/14/2032 •	14,500	14,838

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	77

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 03/26/2025	$13,650	$14,727
3.800% due 06/09/2023	4,800	5,059
3.869% due 01/12/2029 •	2,200	2,403
4.207% due 06/12/2024 •	1,600	1,690
4.550% due 04/17/2026	600	674

Crown Castle International Corp.
1.350% due 07/15/2025	7,400	7,439
3.150% due 07/15/2023	3,000	3,133
3.300% due 07/01/2030	3,379	3,604
4.150% due 07/01/2050	7,085	8,065

CubeSmart LP
3.000% due 02/15/2030	2,100	2,215
4.000% due 11/15/2025	2,933	3,211
4.375% due 02/15/2029	7,650	8,723

CyrusOne LP
3.450% due 11/15/2029	200	209

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026	4,500	4,758

Deutsche Bank AG
2.222% due 09/18/2024 •	50,000	51,263
3.300% due 11/16/2022	8,100	8,358
3.547% due 09/18/2031 •	2,100	2,243
3.961% due 11/26/2025 •	2,000	2,164
4.250% due 10/14/2021	24,000	24,026

Digital Realty Trust LP
4.450% due 07/15/2028	30	34

Doctors Co. An Interinsurance Exchange
6.500% due 10/15/2023	675	720

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	213	213

E*TRADE Financial Corp.
4.500% due 06/20/2028	1,700	1,948

EPR Properties
4.500% due 04/01/2025	3,500	3,741
4.750% due 12/15/2026	8,000	8,768
4.950% due 04/15/2028	700	770

Equinix, Inc.
2.150% due 07/15/2030	3,000	2,944
2.625% due 11/18/2024	9,680	10,141
3.200% due 11/18/2029	4,775	5,069

Equitable Financial Life Global Funding
1.800% due 03/08/2028	7,000	6,959

Equitable Holdings, Inc.
4.350% due 04/20/2028	1,800	2,053

ERP Operating LP
3.375% due 06/01/2025	1,700	1,827
3.500% due 03/01/2028	1,774	1,950

Essex Portfolio LP
3.000% due 01/15/2030	3,800	4,010
3.375% due 04/15/2026	820	885
3.500% due 04/01/2025	800	862
3.875% due 05/01/2024	3,500	3,745

Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052 (a)	1,800	1,760

Extra Space Storage LP
2.350% due 03/15/2032	1,500	1,467

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,850

Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,554
3.500% due 06/01/2030	1,693	1,839

Fidelity National Financial, Inc.
2.450% due 03/15/2031	900	896
3.400% due 06/15/2030	5,700	6,125

First American Financial Corp.
2.400% due 08/15/2031	3,650	3,559
4.300% due 02/01/2023	2,975	3,114

FMR LLC
4.950% due 02/01/2033	1,600	2,002

Ford Motor Credit Co. LLC
1.198% (US0003M + 1.080%) due 08/03/2022 ~	500	499
1.360% (US0003M + 1.235%) due 02/15/2023 ~	5,100	5,082

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.402% (US0003M + 1.270%) due 03/28/2022 ~	$300	$300
3.550% due 10/07/2022	10,100	10,307
5.584% due 03/18/2024	14,600	15,711
5.596% due 01/07/2022	1,213	1,229

GA Global Funding Trust
1.625% due 01/15/2026	1,500	1,514

GE Capital Funding LLC
3.450% due 05/15/2025	16,470	17,770
4.050% due 05/15/2027	3,000	3,370
4.400% due 05/15/2030	25,000	28,982

GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025	11,147	12,088

General Motors Financial Co., Inc.
1.135% (US0003M + 0.990%) due 01/05/2023 ~	500	505
1.683% (US0003M + 1.550%) due 01/14/2022 ~	11,700	11,744
4.250% due 05/15/2023	10	11

GLP Capital LP
3.350% due 09/01/2024	3,200	3,378
4.000% due 01/15/2030	2,700	2,903
4.000% due 01/15/2031	6,200	6,695
5.300% due 01/15/2029	500	585
5.375% due 11/01/2023	2,600	2,813
5.375% due 04/15/2026	100	114
5.750% due 06/01/2028	1,200	1,409

Goldman Sachs Group, Inc.
1.125% (US0003M + 1.000%) due 07/24/2023 ~	4,218	4,248
1.166% (US0003M + 1.050%) due 06/05/2023 ~	11,200	11,272
1.295% (US0003M + 1.170%) due 05/15/2026 ~	5,000	5,130
2.908% due 06/05/2023 •	7,449	7,571
3.691% due 06/05/2028 •	5,000	5,507
3.850% due 01/26/2027	700	770
4.223% due 05/01/2029 •	6,800	7,690

Golub Capital BDC, Inc.
2.050% due 02/15/2027	3,400	3,348

Goodman HK Finance
4.375% due 06/19/2024	900	971

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	1,925	2,236

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	500	542

Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023	1,900	2,013

Guardian Life Global Funding
2.900% due 05/06/2024	4,000	4,239

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,500	1,509

Healthcare Realty Trust, Inc.
3.875% due 05/01/2025	600	647

Healthcare Trust of America Holdings LP
2.000% due 03/15/2031	3,700	3,550

Healthpeak Properties, Inc.
3.000% due 01/15/2030	1,500	1,583

Highwoods Realty LP
2.600% due 02/01/2031	1,000	1,008
3.050% due 02/15/2030	3,500	3,663

Host Hotels & Resorts LP
3.375% due 12/15/2029	3,600	3,708
3.500% due 09/15/2030	1,500	1,559
3.875% due 04/01/2024	1,106	1,172
4.000% due 06/15/2025	400	429

HSBC Holdings PLC
1.494% (US0003M + 1.380%) due 09/12/2026 ~	800	826
2.099% due 06/04/2026 •	4,700	4,805
2.633% due 11/07/2025 •	5,600	5,843
2.848% due 06/04/2031 •	500	513
3.803% due 03/11/2025 •	1,000	1,067
4.000% due 03/09/2026 •(d)(e)	6,800	6,834
4.300% due 03/08/2026	600	668
4.600% due 12/17/2030 •(d)(e)	4,100	4,109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.700% due 03/09/2031 •(d)(e)	$5,900	$5,996
6.500% due 03/23/2028 •(d)(e)	6,300	7,109
6.500% due 09/15/2037	1,200	1,666

Hudson Pacific Properties LP
3.250% due 01/15/2030	4,000	4,203
3.950% due 11/01/2027	2,700	2,959
4.650% due 04/01/2029	3,600	4,136

Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030	2,400	2,423

Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027	2,800	3,085

ING Groep NV
1.130% (US0003M + 1.000%) due 10/02/2023 ~	3,600	3,656
4.250% due 05/16/2031 •(d)(e)	5,100	4,959

Intercontinental Exchange, Inc.
0.700% due 06/15/2023	7,900	7,933
3.750% due 12/01/2025	4,000	4,396

International Lease Finance Corp.
8.625% due 01/15/2022	8,800	9,001

Intesa Sanpaolo SpA
3.250% due 09/23/2024	3,200	3,380
5.017% due 06/26/2024	2,200	2,376

Jefferies Group LLC
6.500% due 01/20/2043	400	556

JPMorgan Chase & Co.
1.028% (US0003M + 0.890%) due 07/23/2024 ~	6,390	6,476
1.355% (US0003M + 1.230%) due 10/24/2023 ~	3,100	3,140
1.514% due 06/01/2024 •	10,000	10,169
2.301% due 10/15/2025 •	5,100	5,291
2.580% due 04/22/2032 •	6,700	6,798
3.797% due 07/23/2024 •	5,150	5,446
5.500% due 10/15/2040	600	823
8.750% due 09/01/2030	75	112

Kilroy Realty LP
3.050% due 02/15/2030	7,533	7,904
3.450% due 12/15/2024	3,000	3,204
4.375% due 10/01/2025	4,300	4,788
4.750% due 12/15/2028	1,600	1,848

LeasePlan Corp. NV
2.875% due 10/24/2024	3,400	3,560

Legg Mason, Inc.
5.625% due 01/15/2044	1,000	1,385

Lehman Brothers Holdings, Inc.
0.000% due 12/31/2016	6,772	50

Lexington Realty Trust
2.700% due 09/15/2030	2,400	2,432

Life Storage LP
3.875% due 12/15/2027	2,700	3,034
4.000% due 06/15/2029	1,475	1,654

Lloyds Bank PLC
7.500% due 04/02/2032 þ	2,400	1,861

Lloyds Banking Group PLC
0.695% due 05/11/2024 •	1,800	1,805
2.438% due 02/05/2026 •	7,300	7,576
3.750% due 01/11/2027	12,600	13,864
4.450% due 05/08/2025	15,900	17,645
4.550% due 08/16/2028	1,600	1,845
4.582% due 12/10/2025	13,200	14,741
7.500% due 09/27/2025 •(d)(e)	2,600	3,017

Loews Corp.
3.200% due 05/15/2030	4,300	4,622

Macquarie Group Ltd.
3.189% due 11/28/2023 •	8,000	8,239

MassMutual Global Funding
0.480% due 08/28/2023	800	802
2.750% due 06/22/2024	700	739

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •	600	687

Mid-America Apartments LP
1.100% due 09/15/2026	4,600	4,541
3.750% due 06/15/2024	1,500	1,609
3.950% due 03/15/2029	2,747	3,095
4.200% due 06/15/2028	3,500	4,012

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitsubishi HC Capital, Inc.
3.559% due 02/28/2024	$800	$846

Mitsubishi UFJ Financial Group, Inc.
0.953% due 07/19/2025 •	4,800	4,807
1.412% due 07/17/2025	12,000	12,074
3.195% due 07/18/2029	3,600	3,853
3.407% due 03/07/2024	1,200	1,278

Mizuho Financial Group Cayman Ltd.
4.600% due 03/27/2024 (e)	5,850	6,328

Mizuho Financial Group, Inc.
0.725% (US0003M + 0.610%) due 09/08/2024 ~	5,000	5,029
0.759% (US0003M + 0.630%) due 05/25/2024 ~	5,000	5,034
0.964% (US0003M + 0.850%) due 09/13/2023 ~	12,700	12,783
1.241% due 07/10/2024 •	16,600	16,798
2.201% due 07/10/2031 •	5,800	5,708
2.555% due 09/13/2025 •	2,500	2,618
2.869% due 09/13/2030 •	800	839

Morgan Stanley
1.345% (US0003M + 1.220%) due 05/08/2024 ~	4,000	4,067
4.000% due 07/23/2025	1,400	1,543

MPT Operating Partnership LP
4.625% due 08/01/2029	2,600	2,793

MUFG Americas Holdings Corp.
3.000% due 02/10/2025	5,122	5,437

MUFG Union Bank N.A.
2.100% due 12/09/2022	4,300	4,386

Nasdaq, Inc.
2.500% due 12/21/2040	3,000	2,764

National Health Investors, Inc.
3.000% due 02/01/2031	2,500	2,434

Nationwide Building Society
3.766% due 03/08/2024 •	2,465	2,570
3.960% due 07/18/2030 •	8,500	9,453
4.302% due 03/08/2029 •	12,200	13,739
4.363% due 08/01/2024 •	9,400	10,007

Nationwide Financial Services, Inc.
3.900% due 11/30/2049	1,900	2,174

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~	7,400	7,556
3.875% due 09/12/2023	2,685	2,848
4.269% due 03/22/2025 •	4,800	5,181
4.800% due 04/05/2026	500	569
4.892% due 05/18/2029 •	3,200	3,729
5.076% due 01/27/2030 •	28,000	33,084
6.000% due 12/29/2025 •(d)(e)	23,000	25,797

New York Life Insurance Co.
3.750% due 05/15/2050	2,200	2,468

Nissan Motor Acceptance Co. LLC
1.019% (US0003M + 0.890%) due 01/13/2022 ~	300	301
1.050% due 03/08/2024	16,000	15,944
1.125% due 09/16/2024	4,100	4,094
1.850% due 09/16/2026	6,500	6,436
2.800% due 01/13/2022	738	743
3.875% due 09/21/2023	3,700	3,906

Nomura Holdings, Inc.
1.653% due 07/14/2026	10,800	10,765
1.851% due 07/16/2025	4,000	4,061
2.679% due 07/16/2030	5,000	5,055
3.103% due 01/16/2030	3,200	3,337

Nordea Bank Abp
3.750% due 03/01/2029 •(d)(e)	2,600	2,564

Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	1,956	2,072
4.500% due 04/01/2027	2,650	2,955
5.250% due 01/15/2026	2,750	3,124

Owl Rock Capital Corp.
2.875% due 06/11/2028	2,500	2,497

Pacific Life Global Funding
1.600% due 09/21/2028	4,900	4,822

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Life Insurance Co.
9.250% due 06/15/2039	$900	$1,543

Pacific LifeCorp
3.350% due 09/15/2050	1,000	1,059

Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	790	826
5.500% due 02/15/2024	191	208

Physicians Realty LP
3.950% due 01/15/2028	1,800	1,978
4.300% due 03/15/2027	2,475	2,802

Piper Jaffray Cos.
4.740% due 10/15/2021	3,300	3,329

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(d)	2,900	2,900

Pricoa Global Funding
0.800% due 09/01/2025	2,000	1,977

Principal Financial Group, Inc.
2.125% due 06/15/2030	3,250	3,223

Principal Life Global Funding
1.250% due 06/23/2025	1,000	1,002

Prologis LP
2.125% due 04/15/2027	300	311
4.375% due 02/01/2029	4,700	5,476

Protective Life Corp.
3.400% due 01/15/2030	6,600	7,034

Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,499
1.737% due 09/21/2030	4,800	4,663

QNB Finance Ltd.
1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~	1,600	1,606

Rayonier LP
2.750% due 05/17/2031	3,380	3,368

Regency Centers LP
2.950% due 09/15/2029	1,800	1,891
3.700% due 06/15/2030	1,300	1,437

Reliance Standard Life Global Funding
2.500% due 10/30/2024	400	417

Santander Holdings USA, Inc.
3.244% due 10/05/2026	18,220	19,476
3.400% due 01/18/2023	6,600	6,827
3.450% due 06/02/2025	5,300	5,677
3.500% due 06/07/2024	500	531
4.500% due 07/17/2025	1,100	1,212

Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	800	827
4.750% due 09/15/2025	2,600	2,898
4.796% due 11/15/2024 •	3,800	4,115

Santander UK PLC
5.000% due 11/07/2023	2,473	2,675

SBA Tower Trust
1.631% due 05/15/2051	15,600	15,579

Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022	4,100	4,258
5.250% due 05/23/2023 (e)	1,100	1,160
6.125% due 02/07/2022	2,000	2,039

Service Properties Trust
4.650% due 03/15/2024	600	607
4.750% due 10/01/2026	3,700	3,668

SL Green Operating Partnership LP
3.250% due 10/15/2022	10,010	10,260

SL Green Realty Corp.
4.500% due 12/01/2022	7,200	7,444

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	4,955	5,249
4.125% due 07/15/2023	4,200	4,439

Societe Generale S.A.
1.488% due 12/14/2026 •	11,300	11,179
1.792% due 06/09/2027 •	9,800	9,751

Spirit Realty LP
2.100% due 03/15/2028	5,100	5,078
3.200% due 02/15/2031	1,300	1,352
4.000% due 07/15/2029	1,700	1,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Standard Chartered PLC
0.991% due 01/12/2025 •	$6,500	$6,482
1.456% due 01/14/2027 •	4,900	4,827
4.750% due 01/14/2031 •(d)(e)	12,700	12,819
7.500% due 04/02/2022 •(d)(e)	600	618

Stellantis Finance US, Inc.
1.711% due 01/29/2027	2,500	2,493

Stifel Financial Corp.
4.000% due 05/15/2030	1,600	1,785

STORE Capital Corp.
2.750% due 11/18/2030	900	905
4.625% due 03/15/2029	1,500	1,702

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	24,300	24,505
1.902% due 09/17/2028	9,200	9,099
3.364% due 07/12/2027	950	1,045

Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/12/2023	4,600	4,629

Synchrony Financial
3.700% due 08/04/2026	100	109
5.150% due 03/19/2029	200	234

Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054 •	2,800	2,942

Temasek Financial Ltd.
2.375% due 01/23/2023	5,000	5,120

Texas Capital Bancshares, Inc.
4.000% due 05/06/2031 •	1,500	1,561

Truist Bank
1.500% due 03/10/2025	1,000	1,018

Trust Fibra Uno
4.869% due 01/15/2030	4,300	4,693

UBS AG
0.410% (SOFRRATE + 0.360%) due 02/09/2024 ~	11,800	11,846
5.125% due 05/15/2024 (e)	3,600	3,942
7.625% due 08/17/2022 (e)	4,750	5,034

UBS Group AG
1.075% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,464
1.364% due 01/30/2027 •	8,200	8,127
1.494% due 08/10/2027 •	5,000	4,945
2.859% due 08/15/2023 •	17,000	17,361
4.125% due 09/24/2025	1,900	2,100
4.375% due 02/10/2031 •(d)(e)	1,500	1,519
7.000% due 02/19/2025 •(d)(e)	400	456

UDR, Inc.
3.000% due 08/15/2031	8,590	9,001
3.100% due 11/01/2034	2,200	2,297
3.200% due 01/15/2030	2,700	2,894

UniCredit SpA
3.750% due 04/12/2022	3,000	3,050
5.459% due 06/30/2035 •	8,500	9,385
7.296% due 04/02/2034 •	6,309	7,654
7.830% due 12/04/2023	14,800	16,942

Vanke Real Estate Hong Kong Co. Ltd.
4.150% due 04/18/2023	4,000	4,149

VEREIT Operating Partnership LP
3.950% due 08/15/2027	12,700	14,248
4.625% due 11/01/2025	1,755	1,974
4.875% due 06/01/2026	3,100	3,554

Vonovia Finance BV
5.000% due 10/02/2023	5,655	6,103

WEA Finance LLC
3.750% due 09/17/2024	7,600	8,092

Wells Fargo & Co.
0.805% due 05/19/2025 •	5,300	5,308
3.750% due 01/24/2024	1,900	2,032

Wells Fargo Bank N.A.
6.600% due 01/15/2038	720	1,048

Weyerhaeuser Co.
4.000% due 11/15/2029	3,600	4,077
4.000% due 04/15/2030	12,500	14,129

WP Carey, Inc.
4.000% due 02/01/2025	5,200	5,657
4.250% due 10/01/2026	2,900	3,256

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	79

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

XLIT Ltd.
4.450% due 03/31/2025	$1,100	$1,220

		2,162,063

INDUSTRIALS 31.9%

7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~	4,750	4,751

AbbVie, Inc.
2.950% due 11/21/2026	1,100	1,179
3.200% due 11/06/2022	9,277	9,520
3.200% due 11/21/2029	4,480	4,830

Adani Transmission Ltd.
4.000% due 08/03/2026	1,600	1,697

Air Canada Pass-Through Trust
3.300% due 07/15/2031	4,063	4,158

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	5,299	5,915

Alcon Finance Corp.
2.600% due 05/27/2030	7,700	7,868
3.000% due 09/23/2029	7,500	7,927

Alibaba Group Holding Ltd.
2.125% due 02/09/2031	5,000	4,809
2.700% due 02/09/2041	700	644

Allegion PLC
3.500% due 10/01/2029	6,200	6,715

Altria Group, Inc.
3.875% due 09/16/2046	2,000	1,951

Amazon.com, Inc.
2.100% due 05/12/2031	5,200	5,271

American Airlines Pass-Through Trust
3.000% due 04/15/2030	5,175	5,175
3.150% due 08/15/2033	2,572	2,607
3.350% due 04/15/2031	7,539	7,617
3.375% due 11/01/2028	842	853
3.575% due 07/15/2029	1,143	1,169
3.600% due 03/22/2029	1,840	1,910
3.700% due 04/01/2028	488	498

Amgen, Inc.
3.625% due 05/22/2024	3,150	3,376
4.663% due 06/15/2051	400	505

AP Moller - Maersk A/S
3.750% due 09/22/2024	2,400	2,581
3.875% due 09/28/2025	1,900	2,069

Aptiv PLC
4.250% due 01/15/2026	700	780

Arrow Electronics, Inc.
3.250% due 09/08/2024	4,800	5,093
4.500% due 03/01/2023	9,970	10,410

Ashtead Capital, Inc.
4.000% due 05/01/2028	4,000	4,252

Autodesk, Inc.
3.600% due 12/15/2022	700	720

Bacardi Ltd.
4.450% due 05/15/2025	9,100	10,034

BAE Systems PLC
3.400% due 04/15/2030	800	864

Baidu, Inc.
1.720% due 04/09/2026	800	803
2.875% due 07/06/2022	200	203
3.500% due 11/28/2022	300	309
3.875% due 09/29/2023	5,100	5,390
4.125% due 06/30/2025	500	546
4.375% due 05/14/2024	2,600	2,813

Bayer U.S. Finance LLC
3.875% due 12/15/2023	6,100	6,492
4.250% due 12/15/2025	7,500	8,294
4.375% due 12/15/2028	2,300	2,606

Berry Global, Inc.
4.875% due 07/15/2026	100	105

Boeing Co.
1.433% due 02/04/2024	15,000	15,023
1.875% due 06/15/2023	2,125	2,158
2.196% due 02/04/2026	23,400	23,578

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 02/01/2031	$3,350	$3,589
4.508% due 05/01/2023	2,000	2,113
5.040% due 05/01/2027	10,000	11,509
5.150% due 05/01/2030	2,500	2,936
5.705% due 05/01/2040	4,500	5,725
5.930% due 05/01/2060	10,000	13,688

Boston Scientific Corp.
1.900% due 06/01/2025	5,100	5,234
4.000% due 03/01/2029	7,700	8,731

Bristol-Myers Squibb Co.
0.505% (US0003M + 0.380%) due 05/16/2022 ~	5,500	5,516
3.250% due 02/20/2023	13,278	13,785

British Airways Pass-Through Trust
3.350% due 12/15/2030	4,859	4,884
3.800% due 03/20/2033	1,546	1,612
4.125% due 03/20/2033	2,123	2,153

Broadcom, Inc.
2.450% due 02/15/2031	37,220	36,073
2.600% due 02/15/2033	9,200	8,846
3.137% due 11/15/2035	15,099	15,077
3.187% due 11/15/2036	4,534	4,529
3.419% due 04/15/2033	7,293	7,556
3.469% due 04/15/2034	20,159	20,777
4.110% due 09/15/2028	14,890	16,578
4.150% due 11/15/2030	17,216	19,086
4.300% due 11/15/2032	8,002	8,974

Burlington Resources LLC
5.950% due 10/15/2036	1,300	1,781

Cameron LNG LLC
2.902% due 07/15/2031	4,300	4,562

Campbell Soup Co.
2.500% due 08/02/2022	5,000	5,092

Charter Communications Operating LLC
3.500% due 06/01/2041	8,500	8,359
3.900% due 06/01/2052	8,600	8,582
4.464% due 07/23/2022	9,000	9,230
4.800% due 03/01/2050	9,700	10,905
4.908% due 07/23/2025	23,500	26,440
5.050% due 03/30/2029	200	234
5.125% due 07/01/2049	2,000	2,357

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	700	760
5.875% due 03/31/2025	4,450	5,029

China Modern Dairy Holdings Ltd.
2.125% due 07/14/2026	1,200	1,170

Citrix Systems, Inc.
1.250% due 03/01/2026	3,210	3,159
3.300% due 03/01/2030	3,700	3,781

Comcast Corp.
3.100% due 04/01/2025	200	214

Conagra Brands, Inc.
4.300% due 05/01/2024	3,300	3,578

Constellation Brands, Inc.
4.750% due 11/15/2024	900	1,001

Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	3,962	4,189

CoStar Group, Inc.
2.800% due 07/15/2030	3,000	3,053

Cox Communications, Inc.
1.800% due 10/01/2030	4,400	4,193
3.150% due 08/15/2024	1,102	1,167
3.500% due 08/15/2027	1,300	1,424

CRH America, Inc.
3.875% due 05/18/2025	5,000	5,441

Crown Castle Towers LLC
3.720% due 07/15/2043	500	515
4.241% due 07/15/2048	900	1,007

CVS Health Corp.
2.750% due 12/01/2022	3,000	3,066
3.750% due 04/01/2030	7,800	8,671
3.875% due 07/20/2025	1,300	1,424

CVS Pass-Through Trust
7.507% due 01/10/2032	1,432	1,803

D.R. Horton, Inc.
2.600% due 10/15/2025	3,795	3,986

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DAE Funding LLC
1.625% due 02/15/2024	$3,300	$3,284
2.625% due 03/20/2025	4,200	4,286

Daimler Finance North America LLC
1.025% (US0003M + 0.900%) due 02/15/2022 ~	11,000	11,035
2.200% due 10/30/2021	1,850	1,853
3.400% due 02/22/2022	700	709

Dell International LLC
4.000% due 07/15/2024	7,300	7,900
4.900% due 10/01/2026	5,700	6,570
5.850% due 07/15/2025	6,948	8,087
6.020% due 06/15/2026	11,300	13,451
6.100% due 07/15/2027	855	1,058
6.200% due 07/15/2030	2,400	3,073
8.350% due 07/15/2046	500	812

Delta Air Lines, Inc.
2.900% due 10/28/2024	11,345	11,621
3.625% due 03/15/2022	550	555
3.750% due 10/28/2029	6,500	6,624
4.750% due 10/20/2028	200	223
7.000% due 05/01/2025	3,681	4,294
7.375% due 01/15/2026	1,104	1,301

Devon Energy Corp.
5.250% due 09/15/2024	6,635	7,352

Diageo Capital PLC
3.500% due 09/18/2023	3,750	3,969

Discovery Communications LLC
2.950% due 03/20/2023	579	599

eBay, Inc.
1.900% due 03/11/2025	6,100	6,286

Enbridge, Inc.
0.625% (US0003M + 0.500%) due 02/18/2022 ~	9,100	9,118
1.600% due 10/04/2026 (a)	10,000	10,042

Energy Transfer LP
2.900% due 05/15/2025	7,300	7,655
3.900% due 07/15/2026	1,600	1,748
4.900% due 03/15/2035	50	57
7.600% due 02/01/2024	7,900	8,868

Eni SpA
4.000% due 09/12/2023	7,500	7,982

Entergy Louisiana LLC
2.350% due 06/15/2032	7,200	7,224

Enterprise Products Operating LLC
4.875% due 08/16/2077 •	400	394

EQM Midstream Partners LP
4.000% due 08/01/2024	2,400	2,498

Equifax, Inc.
2.600% due 12/15/2025	1,800	1,889

Expedia Group, Inc.
2.950% due 03/15/2031	7,850	7,939
3.800% due 02/15/2028	2,300	2,498
6.250% due 05/01/2025	10,136	11,690

Ferguson Finance PLC
3.250% due 06/02/2030	1,100	1,177

Fiserv, Inc.
3.500% due 07/01/2029	5,000	5,448

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	9,700	9,847

Flex Ltd.
3.750% due 02/01/2026	3,120	3,397

Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029	5,800	6,255

Fox Corp.
4.030% due 01/25/2024	1,400	1,502

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	9,700	9,753

GATX Corp.
4.750% due 06/15/2022	2,526	2,597

Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022	3,000	3,097
6.510% due 03/07/2022	6,800	6,967

General Electric Co.
3.450% due 05/01/2027	1,860	2,041

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.550% due 01/05/2026	$37,118	$43,502

General Motors Co.
4.875% due 10/02/2023	61	66

Georgia-Pacific LLC
3.600% due 03/01/2025	600	648

Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	1,043

GTL Trade Finance, Inc.
7.250% due 04/16/2044	500	688

Hasbro, Inc.
3.550% due 11/19/2026	4,167	4,538

HCA, Inc.
4.125% due 06/15/2029	8,000	8,942
5.250% due 06/15/2026	200	230

HollyFrontier Corp.
2.625% due 10/01/2023	7,200	7,437

Huntsman International LLC
4.500% due 05/01/2029	1,000	1,134

Hyatt Hotels Corp.
1.300% due 10/01/2023 (a)	8,100	8,112
5.750% due 04/23/2030	7,100	8,532

Hyundai Capital America
0.875% due 06/14/2024	6,500	6,468
1.150% due 11/10/2022	3,500	3,520

IHS Markit Ltd.
4.250% due 05/01/2029	2,400	2,738
4.750% due 08/01/2028	1,750	2,051
5.000% due 11/01/2022	1,100	1,142

Imperial Brands Finance PLC
3.125% due 07/26/2024	9,330	9,820
3.500% due 02/11/2023	3,278	3,375
3.500% due 07/26/2026	8,500	9,101
3.750% due 07/21/2022	1,300	1,326
4.250% due 07/21/2025	2,823	3,079

Infor, Inc.
1.750% due 07/15/2025	3,800	3,851

International Flavors & Fragrances, Inc.
0.697% due 09/15/2022	5,100	5,116
1.230% due 10/01/2025	1,160	1,151

JetBlue Pass-Through Trust
2.750% due 11/15/2033	2,441	2,462

Kinder Morgan, Inc.
8.050% due 10/15/2030	7,700	10,666

Komatsu Finance America, Inc.
2.437% due 09/11/2022	2,600	2,649

Kraft Heinz Foods Co.
4.625% due 01/30/2029	3,000	3,427

Laboratory Corp. of America Holdings
3.600% due 02/01/2025	1,700	1,830

Las Vegas Sands Corp.
2.900% due 06/25/2025	900	905
3.200% due 08/08/2024	18,650	19,154

Leidos, Inc.
3.625% due 05/15/2025	1,300	1,405

Lennar Corp.
5.875% due 11/15/2024	1,200	1,351

Level 3 Financing, Inc.
3.400% due 03/01/2027	5,575	5,879
3.875% due 11/15/2029	4,500	4,817

Lundin Energy Finance BV
2.000% due 07/15/2026	3,500	3,523

Magellan Midstream Partners LP
3.950% due 03/01/2050	100	106

Marriott International, Inc.
2.300% due 01/15/2022	2,146	2,155
4.625% due 06/15/2030	900	1,029
4.650% due 12/01/2028	4,000	4,556
5.750% due 05/01/2025	873	999

Marvell Technology, Inc.
1.650% due 04/15/2026	7,800	7,816
2.450% due 04/15/2028	4,900	4,995

Medtronic, Inc.
3.500% due 03/15/2025	2,353	2,554

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Micron Technology, Inc.
4.663% due 02/15/2030	$2,775	$3,207
4.975% due 02/06/2026	600	687

Mileage Plus Holdings LLC
6.500% due 06/20/2027	2,100	2,286

Mitsubishi Corp.
2.625% due 07/14/2022	3,900	3,966

MMK International Capital DAC
4.375% due 06/13/2024	1,400	1,495

Moody’s Corp.
3.250% due 05/20/2050	600	617
4.875% due 02/15/2024	525	572

Motorola Solutions, Inc.
4.600% due 02/23/2028	500	577

National Fuel Gas Co.
2.950% due 03/01/2031	1,600	1,622

NetApp, Inc.
2.375% due 06/22/2027	5,900	6,160
3.250% due 12/15/2022	4,000	4,082

Nissan Motor Co. Ltd.
3.043% due 09/15/2023	15,000	15,607
4.345% due 09/17/2027	26,900	29,571
4.810% due 09/17/2030	11,538	12,984

Northern Natural Gas Co.
4.100% due 09/15/2042	580	650

Northwest Pipeline LLC
4.000% due 04/01/2027	5,770	6,399

NVR, Inc.
3.000% due 05/15/2030	2,760	2,890

NXP BV
3.400% due 05/01/2030	7,901	8,582
3.875% due 09/01/2022	5,300	5,459

Odebrecht Oil & Gas Finance Ltd.
0.000% due 11/01/2021 (c)(d)	408	4

ONEOK Partners LP
4.900% due 03/15/2025	800	888
5.000% due 09/15/2023	2,300	2,462

Oracle Corp.
1.650% due 03/25/2026 (f)	6,800	6,899

Otis Worldwide Corp.
2.056% due 04/05/2025	5,200	5,375

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	900	972
6.000% due 04/07/2023	1,576	1,679

Packaging Corp. of America
3.650% due 09/15/2024	400	430

Penske Truck Leasing Co. LP
3.375% due 02/01/2022	2,434	2,446
3.950% due 03/10/2025	4,550	4,932
4.875% due 07/11/2022	1,800	1,861

PerkinElmer, Inc.
3.300% due 09/15/2029	3,600	3,884

Perrigo Finance Unlimited Co.
3.150% due 06/15/2030	5,000	5,176

Petroleos Mexicanos
5.950% due 01/28/2031	3,600	3,495

Pfizer, Inc.
7.200% due 03/15/2039	1,300	2,086

Phosagro OAO Via Phosagro Bond Funding DAC
3.949% due 04/24/2023	1,500	1,555

Pioneer Natural Resources Co.
4.450% due 01/15/2026	3,100	3,461

Prosus NV
3.680% due 01/21/2030	1,700	1,765

PulteGroup, Inc.
5.000% due 01/15/2027	3,100	3,595

Qatar Petroleum
3.125% due 07/12/2041	5,900	5,908

QVC, Inc.
5.450% due 08/15/2034	6,100	6,495

RELX Capital, Inc.
3.000% due 05/22/2030	2,370	2,518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reynolds American, Inc.
4.450% due 06/12/2025	$500	$551

Roche Holdings, Inc.
2.375% due 01/28/2027	1,600	1,675

Royalty Pharma PLC
0.750% due 09/02/2023	5,600	5,619

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	782
4.500% due 05/15/2030	11,400	13,148
5.625% due 04/15/2023	3,525	3,747
5.625% due 03/01/2025	800	908
5.750% due 05/15/2024	4,770	5,314
5.875% due 06/30/2026	10,400	12,245

Sands China Ltd.
2.300% due 03/08/2027	2,900	2,808
2.850% due 03/08/2029	4,500	4,336
3.250% due 08/08/2031	3,600	3,481
3.800% due 01/08/2026	2,000	2,064
4.375% due 06/18/2030	3,100	3,241
5.125% due 08/08/2025	3,100	3,342
5.400% due 08/08/2028	3,700	4,091

Santos Finance Ltd.
3.649% due 04/29/2031	5,700	5,810

Skyworks Solutions, Inc.
1.800% due 06/01/2026	2,400	2,433

Smith & Nephew PLC
2.032% due 10/14/2030	2,400	2,343

Southern Co.
3.250% due 07/01/2026	1,400	1,507
3.700% due 04/30/2030	7,800	8,569

Southwest Airlines Co.
4.750% due 05/04/2023	2,400	2,556
5.125% due 06/15/2027	5,600	6,553

Spectra Energy Partners LP
3.375% due 10/15/2026	3,598	3,902

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	213
3.950% due 06/15/2023	4,200	4,282
4.600% due 06/15/2028	4,500	4,472

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	3,162	3,116

Sprint Spectrum Co. LLC
4.738% due 09/20/2029	963	1,029

Standard Industries, Inc.
4.375% due 07/15/2030	6,600	6,740

Suntory Holdings Ltd.
2.250% due 10/16/2024	7,000	7,254

Syngenta Finance NV
4.441% due 04/24/2023	6,725	7,032
4.892% due 04/24/2025	8,600	9,416
5.182% due 04/24/2028	3,791	4,263

SYNNEX Corp.
1.250% due 08/09/2024	15,100	15,107
1.750% due 08/09/2026	7,225	7,152

T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	9,814
3.750% due 04/15/2027	8,500	9,370
3.875% due 04/15/2030	29,800	32,920
4.500% due 04/15/2050	700	817

Takeda Pharmaceutical Co. Ltd.
2.050% due 03/31/2030	12,700	12,510

Tencent Holdings Ltd.
2.880% due 04/22/2031	1,700	1,737
2.985% due 01/19/2023	950	976
3.280% due 04/11/2024	6,700	7,069
3.595% due 01/19/2028	3,900	4,179

Tencent Music Entertainment Group
1.375% due 09/03/2025	6,100	5,969

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	5,000	5,174

Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	5,000	5,021

Textron, Inc.
3.375% due 03/01/2028	1,500	1,612

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	81

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Time Warner Cable LLC
6.550% due 05/01/2037	$1,900	$2,567
6.750% due 06/15/2039	1,200	1,645

TransCanada PipeLines Ltd.
7.625% due 01/15/2039	1,300	2,014

Tyson Foods, Inc.
3.900% due 09/28/2023	1,200	1,278

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	966	1,030

United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,521	3,573
2.875% due 04/07/2030	733	745
2.900% due 11/01/2029	3,264	3,255
3.500% due 09/01/2031	667	706
4.000% due 10/11/2027	803	850
4.150% due 02/25/2033	1,557	1,681
5.875% due 04/15/2029	5,936	6,655

Vale Overseas Ltd.
6.250% due 08/10/2026	4,000	4,732

Valero Energy Corp.
1.200% due 03/15/2024	4,500	4,552

VMware, Inc.
0.600% due 08/15/2023	4,000	4,006
1.000% due 08/15/2024	3,200	3,211
1.400% due 08/15/2026	3,700	3,685
2.950% due 08/21/2022	3,588	3,663
4.500% due 05/15/2025	300	334
4.650% due 05/15/2027	8,500	9,768
4.700% due 05/15/2030	5,780	6,818

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025	3,800	4,064
4.000% due 11/12/2021	4,480	4,498

Weir Group PLC
2.200% due 05/13/2026	10,300	10,407

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	1,800	1,911
4.950% due 09/15/2028	8,003	9,217

Woodside Finance Ltd.
3.650% due 03/05/2025	2,000	2,126
3.700% due 09/15/2026	2,500	2,702
4.500% due 03/04/2029	900	1,010

WRKCo, Inc.
4.000% due 03/15/2028	600	672
4.900% due 03/15/2029	6,700	7,929

Wyeth LLC
7.250% due 03/01/2023	8,000	8,766

Yale University
1.482% due 04/15/2030	2,000	1,970

Yara International ASA
3.148% due 06/04/2030	1,400	1,478
3.800% due 06/06/2026	3,600	3,938
4.750% due 06/01/2028	2,700	3,118

Zimmer Biomet Holdings, Inc.
3.050% due 01/15/2026	100	107
3.550% due 04/01/2025	4,600	4,947
3.550% due 03/20/2030	2,000	2,189

Zoetis, Inc.
4.500% due 11/13/2025	500	563

		1,589,673

UTILITIES 9.7%

AES Corp.
3.300% due 07/15/2025	2,000	2,127
3.950% due 07/15/2030	2,000	2,203

Arizona Public Service Co.
2.650% due 09/15/2050	3,330	3,073

AT&T, Inc.
2.750% due 06/01/2031	22,500	23,121
3.500% due 06/01/2041	300	308
3.550% due 09/15/2055	14,359	14,189
3.650% due 06/01/2051	325	332
3.650% due 09/15/2059	314	314
3.800% due 12/01/2057	1,907	1,952
3.850% due 06/01/2060	175	181
4.450% due 04/01/2024	700	759

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avangrid, Inc.
3.800% due 06/01/2029	$170	$189

BG Energy Capital PLC
4.000% due 10/15/2021	10,400	10,416

Black Hills Corp.
2.500% due 06/15/2030	2,200	2,232

Boston Gas Co.
4.487% due 02/15/2042	1,400	1,623

British Transco International Finance BV
0.000% due 11/04/2021 (c)	1,860	1,860

CMS Energy Corp.
4.750% due 06/01/2050 •	200	226

Consolidated Edison Co. of New York, Inc.
4.125% due 05/15/2049	300	348

Dayton Power & Light Co.
3.950% due 06/15/2049	100	113

DTE Electric Co.
3.950% due 03/01/2049	200	236

Duke Energy Corp.
2.650% due 09/01/2026	200	211
3.950% due 10/15/2023	500	531

Duke Energy Ohio, Inc.
6.900% due 06/01/2025	5,221	6,229

East Ohio Gas Co.
1.300% due 06/15/2025	8,600	8,625

Electricite de France S.A.
6.950% due 01/26/2039	1,400	2,116

Enel Finance International NV
1.375% due 07/12/2026	13,200	13,131
2.650% due 09/10/2024	2,700	2,830
3.625% due 05/25/2027	1,372	1,520
4.750% due 05/25/2047	200	249

Engie S.A.
2.875% due 10/10/2022	783	802

Entergy Arkansas LLC
3.500% due 04/01/2026	4,900	5,354

Entergy Corp.
1.900% due 06/15/2028	8,800	8,713
2.400% due 06/15/2031	3,500	3,472
3.750% due 06/15/2050	2,900	3,118

Exelon Corp.
3.400% due 04/15/2026	700	759
3.950% due 06/15/2025	1,000	1,089

FirstEnergy Corp.
1.600% due 01/15/2026	3,800	3,767
2.250% due 09/01/2030	1,125	1,088
3.350% due 07/15/2022	700	709

FirstEnergy Transmission LLC
2.866% due 09/15/2028	8,200	8,566

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,500	1,549
6.000% due 11/27/2023	3,500	3,851

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	6,500	6,389

Georgia Power Co.
3.250% due 03/15/2051	9,290	9,365

IPALCO Enterprises, Inc.
3.700% due 09/01/2024	506	541
4.250% due 05/01/2030	3,787	4,254

Midwest Connector Capital Co. LLC
3.625% due 04/01/2022	4,625	4,680
3.900% due 04/01/2024	3,616	3,783
4.625% due 04/01/2029	1,200	1,293

Mississippi Power Co.
3.950% due 03/30/2028	100	112

Monongahela Power Co.
3.550% due 05/15/2027	3,195	3,500

New York State Electric & Gas Corp.
3.300% due 09/15/2049	200	207

NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	700	711
2.750% due 05/01/2025	5,100	5,381
3.250% due 04/01/2026	3,540	3,808
3.550% due 05/01/2027	5,000	5,489

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NGPL PipeCo LLC
4.875% due 08/15/2027	$1,295	$1,471

Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	10,680
4.278% due 12/15/2028	5,000	5,695

Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022	2,600	2,709

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^	232	229

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 ^(b)	3,263	777

Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,582

ONEOK, Inc.
2.750% due 09/01/2024	4,000	4,194
4.550% due 07/15/2028	1,700	1,930
6.350% due 01/15/2031	1,200	1,538

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	7,500	7,503
1.750% due 06/16/2022	2,950	2,946
2.100% due 08/01/2027	3,700	3,613
2.950% due 03/01/2026 ^	3,800	3,904
3.000% due 06/15/2028	9,500	9,674
3.150% due 01/01/2026	12,400	12,819
3.250% due 06/15/2023 ^	1,000	1,028
3.250% due 06/01/2031	300	299
3.300% due 12/01/2027 ^	1,500	1,545
3.400% due 08/15/2024 ^	3,800	3,944
3.450% due 07/01/2025	9,715	10,151
3.500% due 06/15/2025 ^	20,300	21,181
3.750% due 02/15/2024 ^	12,900	13,462
3.750% due 07/01/2028	3,015	3,157
3.850% due 11/15/2023 ^	7,347	7,657
4.250% due 08/01/2023	16,103	16,853
4.500% due 12/15/2041 ^	4,969	4,880
4.550% due 07/01/2030	9,853	10,661
4.650% due 08/01/2028	300	328

PT Perusahaan Listrik Negara
3.000% due 06/30/2030	3,000	2,999

Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	3,135

Public Service Enterprise Group, Inc.
2.650% due 11/15/2022	4,825	4,939

Puget Energy, Inc.
4.100% due 06/15/2030	1,400	1,544

Rio Oil Finance Trust
9.250% due 07/06/2024	800	879
9.750% due 01/06/2027	1,104	1,301

Sempra Energy
3.400% due 02/01/2028	200	216
6.000% due 10/15/2039	800	1,101

Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~	2,700	2,707
0.700% due 08/01/2023	10,100	10,118
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~	7,700	7,741
2.250% due 06/01/2030	8,955	8,801
2.850% due 08/01/2029	2,000	2,077
3.400% due 06/01/2023	100	104
3.700% due 08/01/2025	2,600	2,828
4.875% due 03/01/2049	4,277	5,118
6.650% due 04/01/2029	4,500	5,512

Southern California Gas Co.
3.950% due 02/15/2050	4,100	4,804

Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	300	354

State Grid Overseas Investment Ltd.
3.750% due 05/02/2023	3,000	3,141

Systems Energy Resources, Inc.
2.140% due 12/09/2025	3,300	3,359

Toledo Edison Co.
2.650% due 05/01/2028	3,400	3,464

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Communications, Inc.
2.100% due 03/22/2028	$7,500	$7,619
2.355% due 03/15/2032	29,132	28,827
2.550% due 03/21/2031	6,360	6,442
2.987% due 10/30/2056	311	288
5.012% due 04/15/2049	30	39

Virginia Electric & Power Co.
2.450% due 12/15/2050	600	538
3.800% due 04/01/2028	2,400	2,681

Vodafone Group PLC
4.125% due 05/30/2025	900	996

		483,676

Total Corporate Bonds & Notes (Cost $4,090,985)		4,235,412

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Southwest Airlines Co.
1.250% due 05/01/2025	1,000	1,497

Total Convertible Bonds & Notes (Cost $1,247)		1,497

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.1%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	163

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	164

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	799

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	455

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	485

		2,066

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,445	12,902

ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	859

MASSACHUSETTS 0.0%

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	361

NEW YORK 0.0%

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	374

OHIO 0.2%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	6,210	11,547

Total Municipal Bonds & Notes (Cost $23,383)		28,109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 1.0%

Ginnie Mae
8.500% due 08/15/2030	$8	$8

Ginnie Mae, TBA
2.500% due 11/01/2051	5,400	5,565

Uniform Mortgage-Backed Security
3.500% due 08/01/2047-08/01/2048	4,634	4,930
4.000% due 08/01/2049	1,792	1,923

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2051	33,750	36,200

Total U.S. Government Agencies (Cost $48,170)		48,626

U.S. TREASURY OBLIGATIONS 3.2%

U.S. Treasury Bonds
1.375% due 11/15/2040	20	18
1.875% due 02/15/2041 (i)	10,400	10,177

U.S. Treasury Notes
0.125% due 12/15/2023 (i)(k)	3,100	3,086
0.375% due 11/30/2025 (i)(k)	7,440	7,300
0.500% due 02/28/2026 (i)(k)	9,600	9,440
0.875% due 09/30/2026	131,100	130,403
1.500% due 10/31/2024 (k)	3	3

Total U.S. Treasury Obligations (Cost $160,333)		160,427

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

DC Office Trust
2.965% due 09/15/2045	10,500	11,143

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	436	449

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	8,247	8,533

Structured Asset Mortgage Investments Trust
0.787% due 03/19/2034 •	343	345

Total Non-Agency Mortgage-Backed Securities (Cost $19,859)		20,470

ASSET-BACKED SECURITIES 0.1%

RBSSP Resecuritization Trust
0.244% due 11/26/2036 •	648	644

START Ireland
4.089% due 03/15/2044	605	606

Vertical Bridge Holdings LLC
2.636% due 09/15/2050	4,200	4,296

Total Asset-Backed Securities (Cost $5,436)		5,546

SOVEREIGN ISSUES 0.8%

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030	2,500	2,718

Kuwait International Government Bond
2.750% due 03/20/2022	6,200	6,267

Qatar Government International Bond
3.750% due 04/16/2030	4,300	4,850
3.875% due 04/23/2023	5,900	6,213

Saudi Government International Bond
2.250% due 02/02/2033	9,300	9,061
2.875% due 03/04/2023	6,500	6,712

South Africa Government International Bond
4.850% due 09/30/2029	6,000	6,182

Total Sovereign Issues (Cost $40,576)		42,003

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

Wells Fargo & Co.
7.500% (d)	13,190	19,548

Total Convertible Preferred Securities (Cost $10,405)		19,548

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 3.9%

BANKING & FINANCE 3.0%

AGFC Capital Trust
1.876% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	$1,818

Bank of America Corp.
5.125% due 06/20/2024 •(d)	8,900,000	9,446
5.875% due 03/15/2028 •(d)	21,585,000	24,663

Bank of New York Mellon Corp.
4.700% due 09/20/2025 •(d)	400,000	440

Capital One Financial Corp.
3.950% due 09/01/2026 •(d)	4,900,000	5,059

Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	10,100,000	10,431
5.000% due 12/01/2027 •(d)	700,000	747
5.375% due 06/01/2025 •(d)	1,700,000	1,893

Citigroup, Inc.
3.875% due 02/18/2026 •(d)	12,500,000	12,797
4.000% due 12/10/2025 •(d)	2,700,000	2,804

CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(d)	30,000	3,296

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(d)	2,000,000	2,043

HSBC Capital Funding LP
10.176% due 06/30/2030 •(d)	4,850,000	8,004

JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 01/30/2022 ~(d)	1,477,000	1,485
3.650% due 06/01/2026 •(d)	6,400,000	6,440
4.000% due 04/01/2025 •(d)	11,800,000	11,858
4.200% due 09/01/2026 (d)	250,000	6,313
4.600% due 02/01/2025 •(d)	4,400,000	4,505
4.625% due 06/01/2026 (d)	110,000	2,904
5.000% due 08/01/2024 •(d)	6,200,000	6,475

State Street Corp.
5.625% due 12/15/2023 •(d)	1,900,000	2,011

SVB Financial Group
4.100% due 02/15/2031 •(d)	5,700,000	5,887

Truist Financial Corp.
5.100% due 03/01/2030 •(d)	3,600,000	4,147

U.S. Bancorp
4.000% due 04/15/2026 (d)	2,200	55

USB Capital
3.500% due 11/01/2021 •(d)	14,250,000	14,158

		149,679

INDUSTRIALS 0.1%

General Electric Co.
3.446% (US0003M + 3.330%) due 12/15/2021 ~(d)	5,700,000	5,592

UTILITIES 0.8%

AT&T Mobility LLC
7.000% due 10/20/2022 «(d)(f)	1,560,079	40,977

Total Preferred Securities (Cost $188,557)		196,248

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (g) 0.1%
		5,616

Total Short-Term Instruments (Cost $5,616)		5,616

Total Investments in Securities (Cost $4,618,573)		4,787,688

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	83

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%

PIMCO Short-Term Floating NAV Portfolio III	16,897,956	$166,648

Total Short-Term Instruments (Cost $166,429)		166,648

Total Investments in Affiliates (Cost $166,429)		166,648

Total Investments 99.2% (Cost $4,785,002)		$4,954,336

Financial Derivative Instruments (h)(j) (0.0)% (Cost or Premiums, net $32,855)		(1,883)

Other Assets and Liabilities, net 0.8%		39,769

Net Assets 100.0%		$4,992,222

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$41,558	$40,977	0.82%
AWAS Aviation Capital Ltd.	4.870	10/07/2021	10/02/2014	4,870	4,870	0.10
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	10,500	10,709	0.21
Oracle Corp.	1.650	03/25/2026	03/22/2021	6,797	6,899	0.14

				$63,725	$63,455	1.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$5,616	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(5,728)	$5,616	$5,616

Total Repurchase Agreements						$(5,728)	$5,616	$5,616

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2051	USD	30,400	$(30,486)	$(30,546)

Total Short Sales (0.6)%					$(30,486)	$(30,546)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$5,616	$0	$0	$5,616	$(5,728)	$(112)

Total Borrowings and Other Financing Transactions	$5,616	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(17) at a weighted average interest rate of (0.050%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2023	2,564	$633,661	$61	$96	$0
U.S. Treasury 10-Year Note December Futures	12/2021	2,168	285,329	(3,741)	305	0

				$(3,680)	$401	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2021	329	$(72,398)	$38	$0	$(13)

Total Futures Contracts				$(3,642)	$401	$(13)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
ConocoPhillips	(1.000)%	Quarterly	12/20/2024	0.299%	$2,500	$0	$(58)	$(58)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.780%	$	5,000	$1,022	$(36)	$986	$0	$(2)
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.367		5,800	25	77	102	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.396		16,200	206	115	321	0	(4)
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.439		1,770	(45)	82	37	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	85

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.550%	$	10,700	$206	$21	$227	$0	$(7)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.102		9,800	194	(82)	112	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2021	0.362		700	1	0	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.491		7,500	1	48	49	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.617		18,700	63	67	130	0	(3)
Boeing Co.	1.000	Quarterly	06/20/2026	1.008		800	(6)	6	0	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.305		5,700	17	34	51	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.132		2,800	378	(135)	243	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		61,400	473	412	885	0	(39)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		6,900	80	4	84	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.200		1,500	300	2	302	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.297		17,700	302	106	408	0	(3)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.374		2,600	59	18	77	0	(1)
Sherwin-Williams Co.	1.000	Quarterly	06/20/2022	0.154		1,100	14	(7)	7	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.178		1,600	27	(10)	17	0	0

							$3,317	$722	$4,039	$0	$(67)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
Index/Tranches								Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$6,700	$147	$16	$163	$0	$(1)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	301,700	7,324	36	7,360	0	(89)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	1,023,600	24,918	(294)	24,624	0	(486)
iTraxx Asia ex-Japan 36 5-Year Index	1.000	Quarterly	12/20/2026	11,600	76	19	95	20	0

					$32,465	$(223)	$32,242	$20	$(576)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(6)	3-Month USD-LIBOR	1.250%	Semi-Annual	12/15/2026	$27,200	$(339)	$189	$(150)	$0	$(32)
Receive	3-Month USD-LIBOR	1.476	Semi-Annual	07/21/2031	10,400	(45)	83	38	0	(27)
Receive	3-Month USD-LIBOR	1.943	Semi-Annual	06/15/2051	8,500	(63)	(166)	(229)	0	(23)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051	3,000	(21)	(53)	(74)	0	(8)
Receive	3-Month USD-LIBOR	1.945	Semi-Annual	06/23/2051	2,700	(19)	(54)	(73)	0	(7)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	4,100	(31)	(102)	(133)	0	(11)
Receive	3-Month USD-LIBOR	1.888	Semi-Annual	07/06/2051	4,700	(29)	(29)	(58)	0	(12)
Receive	3-Month USD-LIBOR	1.840	Semi-Annual	07/08/2051	9,400	(70)	5	(65)	0	(30)
Receive	3-Month USD-LIBOR	1.762	Semi-Annual	07/16/2051	7,400	(47)	184	137	0	(19)
Receive	3-Month USD-LIBOR	1.645	Semi-Annual	08/04/2051	4,400	(30)	240	210	0	(10)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051	7,200	(98)	201	103	0	(18)

						$(792)	$498	$(294)	$0	$(197)

Total Swap Agreements						$34,990	$939	$35,929	$20	$(840)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$401	$20	$421	$0	$(13)	$(840)	$(853)

(i)

Securities with an aggregate market value of $26,904 and cash of $83,884 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	$103.688	10/14/2021	6,700	$11	$1

Total Purchased Options					$11	$1

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700%	11/17/2021	9,200	$(11)	$(4)

BPS	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	12,600	(12)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	15,400	(15)	(10)

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	16,400	(19)	(19)

DUB	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	15,700	(14)	(10)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	11,900	(14)	(15)

FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	6,500	(7)	(4)

GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	7,200	(7)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	5,200	(5)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	1,500	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	7,000	(7)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	11,700	(12)	(12)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	25,300	(26)	(25)

MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	23,700	(24)	(8)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	25,700	(27)	(16)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	8,300	(8)	(5)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	11,700	(15)	(15)

						$(224)	$(149)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.590%	10/25/2021	9,000	$ (59)	$(18)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.890	10/25/2021	9,000	(59)	(131)

BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	10/29/2021	28,500	(34)	(34)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.235	10/29/2021	28,500	(34)	(34)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	10/01/2021	8,600	(25)	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	87

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/01/2021	8,600	$(25)	$(49)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.195	10/04/2021	5,800	(16)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.495	10/04/2021	5,800	(16)	(38)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.543	10/13/2021	11,000	(62)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.843	10/13/2021	11,000	(62)	(164)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.228	10/04/2021	6,900	(17)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.528	10/04/2021	6,900	(16)	(29)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.243	10/12/2021	9,000	(21)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.543	10/12/2021	9,000	(21)	(52)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.606	10/07/2021	7,500	(47)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.906	10/07/2021	7,500	(47)	(35)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.518	10/15/2021	6,700	(39)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.818	10/15/2021	6,700	(39)	(135)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.569	10/18/2021	5,300	(34)	(4)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.869	10/18/2021	5,300	(34)	(75)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.635	10/27/2021	6,000	(41)	(21)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.935	10/27/2021	6,000	(41)	(68)

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.490	10/20/2021	5,700	(40)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.790	10/20/2021	5,700	(40)	(149)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.573	10/14/2021	2,000	(13)	(10)

							$(882)	$(1,055)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.609	11/03/2021	10,000	$(28)	$(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	1,800	(7)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	1,800	(4)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	1,500	(5)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	2,300	(6)	0

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	13,400	(90)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	6,000	(12)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	1,400	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	2,300	(9)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	3,900	(11)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	3,900	(11)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	1,100	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	1,400	(2)	(3)

SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.648	10/14/2021	200	0	0
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.469	11/12/2021	200	(1)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.953	11/12/2021	2,400	(5)	(11)
	Put - OTC Ginnie Mae, TBA 2.500% due 11/01/2051	103.070	11/12/2021	12,600	(25)	(51)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.727	10/07/2021	1,500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.813	10/07/2021	1,700	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.859	11/03/2021	4,100	(11)	(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.414	11/03/2021	3,500	(9)	(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.367	11/03/2021	9,700	(25)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.391	11/03/2021	1,700	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.438	11/03/2021	700	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.859	11/03/2021	4,100	(5)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.891	12/06/2021	3,900	(16)	(17)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.922	12/06/2021	3,600	(13)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.156	12/06/2021	1,800	(7)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.703	12/06/2021	1,400	(5)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.891	12/06/2021	3,900	(9)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.922	12/06/2021	3,600	(7)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.156	12/06/2021	1,800	(4)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.203	12/06/2021	1,400	(4)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.977	10/07/2021	12,600	(35)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 12/01/2051	103.078	12/06/2021	1,300	(3)	(4)

					$(385)	$(212)

Total Written Options					$(1,491)	$(1,416)

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.249%	$2,000	$(42)	$84	$42	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536	2,000	(32)	67	35	0

BRC	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	4.804	1,200	(44)	(85)	0	(129)
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.249	1,900	(41)	80	39	0
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.281	4,500	13	93	106	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.211	2,773	(39)	56	17	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.323	1,400	30	10	40	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.609	1,800	(18)	41	23	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	1,500	22	9	31	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.443	600	(23)	15	0	(8)

FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.281	2,000	5	42	47	0

GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.371	500	(5)	10	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	400	(3)	9	6	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.122	600	(26)	26	0	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.018	700	(68)	56	0	(12)
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.443	2,000	(80)	53	0	(27)

HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416	1,600	(25)	46	21	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.505	300	(4)	8	4	0

JPM	Country Garden Holdings Co. Ltd.	1.000	Quarterly	03/20/2022	3.244	10,000	(117)	15	0	(102)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416	600	(12)	20	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.915	200	(2)	3	1	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.351	11,400	(145)	(51)	0	(196)

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.820	1,400	0	10	10	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	300	(3)	7	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.016	1,800	4	(5)	0	(1)

							$(655)	$619	$439	$(475)

Total Swap Agreements							$(655)	$619	$439	$(475)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$77	$77	$0	$(153)	$0	$(153)	$(76)	$0	$(76)
BPS	0	0	0	0	0	(336)	0	(336)	(336)	358	22
BRC	0	0	256	256	0	(19)	(137)	(156)	100	0	100
DUB	0	0	0	0	0	(25)	0	(25)	(25)	(29)	(54)
FBF	0	0	47	47	0	(4)	0	(4)	43	0	43
GLM	0	0	0	0	0	(422)	0	(422)	(422)	441	19
GSC	0	0	0	0	0	(16)	0	(16)	(16)	0	(16)
GST	0	0	11	11	0	(39)	(39)	(78)	(67)	202	135
HUS	0	0	25	25	0	0	0	0	25	0	25
JPM	0	0	9	9	0	(14)	(298)	(312)	(303)	266	(37)
MYC	0	0	14	14	0	(196)	(1)	(197)	(183)	(317)	(500)
NGF	0	0	0	0	0	(10)	0	(10)	(10)	0	(10)
SAL	0	1	0	1	0	(182)	0	(182)	(181)	0	(181)

Total Over the Counter	$0	$1	$439	$440	$0	$(1,416)	$(475)	$(1,891)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	89

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

(k)

Securities with an aggregate market value of $1,340 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$401	$401
Swap Agreements	0	20	0	0	0	20

	$0	$20	$0	$0	$401	$421

Over the counter
Purchased Options	$0	$0	$0	$0	$1	$1
Swap Agreements	0	439	0	0	0	439

	$0	$439	$0	$0	$1	$440

	$0	$459	$0	$0	$402	$861

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	643	0	0	197	840

	$0	$643	$0	$0	$210	$853

Over the counter
Written Options	$0	$149	$0	$0	$1,267	$1,416
Swap Agreements	0	475	0	0	0	475

	$0	$624	$0	$0	$1,267	$1,891

	$0	$1,267	$0	$0	$1,477	$2,744

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	0	0	4,528	4,528
Swap Agreements	0	7,897	0	0	249	8,146

	$0	$7,897	$0	$0	$4,792	$12,689

Over the counter
Purchased Options	$0	$0	$0	$0	$(46)	$(46)
Written Options	0	525	0	0	5,161	5,686
Swap Agreements	0	220	0	0	(20)	200

	$0	$745	$0	$0	$5,095	$5,840

	$0	$8,642	$0	$0	$9,887	$18,529

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,602)	$(2,602)
Swap Agreements	0	(2,095)	0	0	596	(1,499)

	$0	$(2,095)	$0	$0	$(2,006)	$(4,101)

Over the counter
Purchased Options	$0	$0	$0	$0	$(9)	$(9)
Written Options	0	(136)	0	0	352	216
Swap Agreements	0	(114)	0	0	0	(114)

	$0	$(250)	$0	$0	$343	$93

	$0	$(2,345)	$0	$0	$(1,663)	$(4,008)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,237	$12,949	$24,186
Corporate Bonds & Notes
Banking & Finance	2,243	2,159,820	0	2,162,063
Industrials	0	1,589,673	0	1,589,673
Utilities	0	483,676	0	483,676
Convertible Bonds & Notes
Industrials	0	1,497	0	1,497
Municipal Bonds & Notes
California	0	2,066	0	2,066
Georgia	0	12,902	0	12,902
Illinois	0	859	0	859
Massachusetts	0	361	0	361
New York	0	374	0	374
Ohio	0	11,547	0	11,547
U.S. Government Agencies	0	48,626	0	48,626
U.S. Treasury Obligations	0	160,427	0	160,427
Non-Agency Mortgage-Backed Securities	0	20,470	0	20,470
Asset-Backed Securities	0	5,546	0	5,546
Sovereign Issues	0	42,003	0	42,003
Convertible Preferred Securities
Banking & Finance	19,548	0	0	19,548
Preferred Securities
Banking & Finance	9,272	140,407	0	149,679
Industrials	0	5,592	0	5,592
Utilities	0	0	40,977	40,977
Short-Term Instruments
Repurchase Agreements	0	5,616	0	5,616

	$31,063	$4,702,699	$53,926	$4,787,688

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$166,648	$0	$0	$166,648

Total Investments	$197,711	$4,702,699	$53,926	$4,954,336

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(30,546)	$0	$(30,546)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	421	0	421
Over the counter	0	440	0	440

	$0	$861	$0	$861

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(853)	0	(853)
Over the counter	0	(1,891)	0	(1,891)

	$0	$(2,744)	$0	$(2,744)

Total Financial Derivative Instruments	$0	$(1,883)	$0	$(1,883)

Totals	$197,711	$4,670,270	$53,926	$4,921,907

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	91

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)	September 30, 2021	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:

Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,260	$8,187	$(499)	$0	$0	$1	$0	$0	$12,949	$5
Preferred Securities
Utilities	41,592	0	(320)	0	0	(295)	0	0	40,977	(614)

Totals	$46,852	$8,187	$(819)	$0	$0	$(294)	$0	$0	$53,926	$(609)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$12,949	Proxy Pricing	Base Price	%	100.000-100.625	100.390
Preferred Securities
Utilities	40,977	Current Value Model	Purchase Price	$	27.048	—

Total	$53,926

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%

Aramark Services, Inc.
1.834% (LIBOR03M + 1.750%) due 03/11/2025 ~	$4,477	$4,389

Avolon TLB Borrower (U.S.) LLC
2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	3,790	3,796

AWAS Aviation Capital Ltd.
4.870% due 10/07/2021 «(g)	31,539	31,538

Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~	8,613	8,592

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	47,455	47,783

Catalent Pharma Solutions, Inc.
2.500% (LIBOR03M + 2.000%) due 02/22/2028 ~	2,000	2,005

CenturyLink, Inc.
2.334% (LIBOR03M + 2.250%) due 03/15/2027 ~	17,020	16,854

Charter Communications Operating LLC
1.840% (LIBOR03M + 1.750%) due 02/01/2027 ~	57,048	56,749

Citadel Securities LP
2.584% (LIBOR03M + 2.500%) due 02/02/2028 ~	5,970	5,924

Dell International LLC
2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~	614	615

Delos Finance S.a.r.l.
1.882% (LIBOR03M + 1.750%) due 10/06/2023 ~	17,711	17,720

DirecTV Financing LLC
5.750% (LIBOR03M + 5.000%) due 07/22/2027 ~	11,000	11,022

DT Midstream, Inc.
2.500% (LIBOR03M + 2.000%) due 06/26/2028 ~	5,885	5,889

HCA, Inc.
1.834% (LIBOR03M + 1.750%) due 06/30/2028 ~	16,958	17,085

Hilton Worldwide Finance LLC
1.836% (LIBOR03M + 1.750%) due 06/22/2026 ~	6,409	6,362

SkyMiles IP Ltd.
4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	21,800	23,207

Standard Industries, Inc.
TBD% due 09/22/2028	15,800	15,829

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	13,348	13,027

Total Loan Participations and Assignments (Cost $287,119)		288,386

CORPORATE BONDS & NOTES 81.4%

BANKING & FINANCE 25.6%

AerCap Ireland Capital DAC
3.300% due 01/23/2023	3,760	3,875
3.875% due 01/23/2028	150	161
4.125% due 07/03/2023	8,645	9,097
4.625% due 10/15/2027	16,500	18,412

AIA Group Ltd.
3.200% due 09/16/2040	7,300	7,382
3.375% due 04/07/2030	9,200	9,929
3.900% due 04/06/2028	2,200	2,450

Aircastle Ltd.
2.850% due 01/26/2028	12,500	12,668

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	14,000	13,584
3.000% due 05/18/2051	9,500	9,261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.450% due 04/30/2025		$700	$757
4.000% due 02/01/2050		13,100	15,188
4.850% due 04/15/2049		900	1,162

Alleghany Corp.
4.900% due 09/15/2044		5,400	6,768

Ally Financial, Inc.
3.050% due 06/05/2023		24,100	25,009
8.000% due 11/01/2031		10,515	15,166

American Assets Trust LP
3.375% due 02/01/2031		30,500	31,633

American Campus Communities Operating Partnership LP
2.850% due 02/01/2030		1,300	1,337
3.750% due 04/15/2023		4,100	4,269
3.875% due 01/30/2031		3,000	3,350

American Express Co.
3.550% due 09/15/2026 •(e)		13,600	13,878

American Financial Group, Inc.
4.500% due 06/15/2047		40,300	49,422

American Homes 4 Rent LP
3.375% due 07/15/2051		4,700	4,778
4.250% due 02/15/2028		3,583	4,060
4.900% due 02/15/2029		11,300	13,232

American International Group, Inc.
3.875% due 01/15/2035		2,000	2,262
4.375% due 06/30/2050		6,200	7,644
4.375% due 01/15/2055		26,512	32,569
4.500% due 07/16/2044		37,965	46,413
4.700% due 07/10/2035		4,550	5,558
4.750% due 04/01/2048		5,500	7,025
4.800% due 07/10/2045		1,200	1,524

American Tower Corp.
2.100% due 06/15/2030		7,500	7,345
2.950% due 01/15/2025		7,500	7,924
2.950% due 01/15/2051		29,500	27,881
3.100% due 06/15/2050		8,400	8,238
3.125% due 01/15/2027		16,200	17,279
3.375% due 10/15/2026		6,487	7,024
3.600% due 01/15/2028		2,250	2,451
3.700% due 10/15/2049		12,300	13,334
3.800% due 08/15/2029		61,500	68,232
3.950% due 03/15/2029		23,300	25,928
4.400% due 02/15/2026		3,100	3,465

AmFam Holdings, Inc.
3.833% due 03/11/2051		17,100	18,707

Antares Holdings LP
2.750% due 01/15/2027		7,700	7,713
3.950% due 07/15/2026		4,100	4,323

Arch Capital Finance LLC
5.031% due 12/15/2046		4,100	5,371

Arch Capital Group Ltd.
3.635% due 06/30/2050		23,025	25,157

Ares Finance Co. LLC
3.250% due 06/15/2030		7,400	7,737
4.125% due 06/30/2051 •		12,400	12,842

Arthur J Gallagher & Co.
3.500% due 05/20/2051		24,500	26,278

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		20,000	20,995
3.600% due 09/15/2051		10,300	10,496

Athene Global Funding
2.500% due 01/14/2025		3,300	3,432

Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	2,005
5.500% due 12/15/2024		7,600	8,521

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		41,354	40,706
2.875% due 02/15/2025		5,700	5,867
5.500% due 01/15/2026		15,000	16,822

AXIS Specialty Finance LLC
3.900% due 07/15/2029		4,000	4,379

Banco de Credito del Peru
4.650% due 09/17/2024	PEN	14,500	3,449

Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		$9,200	9,856
4.000% due 02/11/2023		1,900	1,978

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco General S.A.
4.125% due 08/07/2027		$400	$431

Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027		7,600	8,143

Banco Santander S.A.
2.746% due 05/28/2025		6,600	6,926
3.306% due 06/27/2029		7,200	7,790
3.490% due 05/28/2030		5,400	5,813
4.379% due 04/12/2028		18,400	20,910

Bancolombia S.A.
3.000% due 01/29/2025		11,800	11,918

Bank of America Corp.
2.972% due 07/21/2052 •		14,400	14,123
3.194% due 07/23/2030 •		30,600	32,575
3.311% due 04/22/2042 •		23,000	24,162
3.419% due 12/20/2028 •		85,251	92,459
3.593% due 07/21/2028 •		13,900	15,248
3.974% due 02/07/2030 •		14,862	16,652
4.083% due 03/20/2051 •		7,900	9,359
4.271% due 07/23/2029 •		3,000	3,404
7.750% due 05/14/2038		15,700	24,587
8.050% due 06/15/2027		3,180	4,080

Bank of America N.A.
6.000% due 10/15/2036		9,200	12,587

Bank of Nova Scotia
4.900% due 06/04/2025 •(e)(f)		8,900	9,590

Banque Federative du Credit Mutuel S.A.
0.864% (US0003M + 0.730%) due 07/20/2022 ~		500	503

Barclays PLC
3.250% due 01/17/2033	GBP	2,400	3,509
4.337% due 01/10/2028		$4,400	4,925
4.338% due 05/16/2024 •		15,000	15,882
4.375% due 01/12/2026		5,000	5,583
4.950% due 01/10/2047		7,585	9,843
4.972% due 05/16/2029 •		40,987	47,684
5.088% due 06/20/2030 •		4,875	5,629
5.250% due 08/17/2045		1,800	2,410
6.125% due 12/15/2025 •(e)(f)		29,800	33,022
7.125% due 06/15/2025 •(e)(f)	GBP	8,400	12,704
7.250% due 03/15/2023 •(e)(f)		1,300	1,869
7.750% due 09/15/2023 •(e)(f)		$10,700	11,690
7.875% due 03/15/2022 •(e)(f)		9,017	9,242
7.875% due 09/15/2022 •(e)(f)	GBP	1,100	1,567

BBVA Bancomer S.A.
5.125% due 01/18/2033 •(f)		$1,900	1,983
6.750% due 09/30/2022		12,500	13,162

Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		13,700	16,627
4.250% due 01/15/2049		5,000	6,102

Berkshire Hathaway, Inc.
4.500% due 02/11/2043		4,045	5,090

BGC Partners, Inc.
4.375% due 12/15/2025		6,100	6,591
5.375% due 07/24/2023		20,500	22,026

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		7,200	6,923
2.800% due 09/30/2050		8,550	8,224
3.500% due 09/10/2049		5,500	5,951
4.000% due 10/02/2047		8,400	9,808

Blackstone Secured Lending Fund
2.750% due 09/16/2026		8,300	8,479

Block Financial LLC
2.500% due 07/15/2028		9,200	9,338
3.875% due 08/15/2030		9,000	9,794

Blue Owl Finance LLC
3.125% due 06/10/2031		27,000	26,725
4.125% due 10/07/2051 (a)		10,500	10,239

BNP Paribas S.A.
2.871% due 04/19/2032 •		6,200	6,336
3.052% due 01/13/2031 •		15,100	15,827
4.625% due 02/25/2031 •(e)(f)		17,150	17,557
5.198% due 01/10/2030 •		3,400	4,052
6.625% due 03/25/2024 •(e)(f)		10,500	11,402
7.375% due 08/19/2025 •(e)(f)		6,400	7,428

BOC Aviation Ltd.
4.000% due 01/25/2024		1,000	1,062

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	93

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boston Properties LP
2.900% due 03/15/2030		$3,800	$3,943

Brighthouse Financial, Inc.
4.700% due 06/22/2047		9,917	11,233

Brookfield Finance LLC
3.450% due 04/15/2050		19,600	20,271

Brookfield Finance, Inc.
2.724% due 04/15/2031		6,750	6,911
3.500% due 03/30/2051		14,900	15,591
4.700% due 09/20/2047		34,350	41,664

Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	11,810

Camden Property Trust
3.350% due 11/01/2049		1,400	1,526

Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	26,489

Carlyle Finance LLC
5.650% due 09/15/2048		5,700	7,848

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,600	3,875

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		12,213	16,142

CI Financial Corp.
3.200% due 12/17/2030		15,000	15,583
4.100% due 06/15/2051		38,200	41,142

Cibanco S.A. Ibm
4.962% due 07/18/2029		7,200	7,911

Citigroup, Inc.
2.561% due 05/01/2032 •(g)		12,500	12,632
2.572% due 06/03/2031 •(g)		4,000	4,080
3.200% due 10/21/2026		31,200	33,657
3.400% due 05/01/2026		2,800	3,050
3.668% due 07/24/2028 •		17,500	19,248
4.075% due 04/23/2029 •		49,500	55,511
4.650% due 07/23/2048		3,500	4,520
4.750% due 05/18/2046		7,700	9,682
6.625% due 06/15/2032		600	807
8.125% due 07/15/2039		39,491	67,564

CME Group, Inc.
4.150% due 06/15/2048		6,100	7,755
5.300% due 09/15/2043		1,125	1,580

CNH Industrial Capital LLC
3.875% due 10/15/2021		1,000	1,001

Cooperatieve Rabobank UA
4.625% due 12/29/2025 •(e)(f)	EUR	9,200	11,749

Corporate Office Properties LP
2.250% due 03/15/2026		$3,600	3,691

Country Garden Holdings Co. Ltd.
3.125% due 10/22/2025		5,100	4,845

Credit Suisse AG
6.500% due 08/08/2023 (f)		47,877	52,505

Credit Suisse Group AG
2.593% due 09/11/2025 •		4,500	4,666
3.091% due 05/14/2032 •		57,529	58,869
3.750% due 03/26/2025		26,700	28,806
3.800% due 06/09/2023		2,400	2,529
3.869% due 01/12/2029 •		10,550	11,523
4.194% due 04/01/2031 •		2,250	2,521
4.207% due 06/12/2024 •		250	264
4.282% due 01/09/2028		17,400	19,351
4.550% due 04/17/2026		13,000	14,611
4.875% due 05/15/2045		7,275	9,123

Crown Castle International Corp.
2.250% due 01/15/2031		3,753	3,671
3.100% due 11/15/2029		7,500	7,888
3.250% due 01/15/2051		36,700	36,288
3.800% due 02/15/2028		14,700	16,179
4.000% due 11/15/2049		39,410	43,621
4.300% due 02/15/2029		4,400	4,998
4.450% due 02/15/2026		17,395	19,489
4.750% due 05/15/2047		16,840	20,686
5.200% due 02/15/2049		22,710	29,270

CVS Pass-Through Trust
4.704% due 01/10/2036		1,293	1,468

CyrusOne LP
3.450% due 11/15/2029		2,000	2,086

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		$12,500	$13,215

Danske Bank A/S
5.375% due 01/12/2024		1,500	1,647

Deutsche Bank AG
2.625% due 12/16/2024	GBP	12,200	17,038
2.625% due 02/12/2026	EUR	12,900	16,369
3.035% due 05/28/2032 •(g)		$23,710	24,077
3.547% due 09/18/2031 •		27,250	29,100
3.875% due 02/12/2024	GBP	3,900	5,567
3.961% due 11/26/2025 •		$5,400	5,843
4.250% due 10/14/2021		93,485	93,586

Digital Realty Trust LP
3.700% due 08/15/2027		500	556
4.450% due 07/15/2028		10,900	12,507

Doctors Co. An Interinsurance Exchange
6.500% due 10/15/2023		31,800	33,899

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,095	6,082

Duke Realty LP
3.050% due 03/01/2050		1,000	988

E*TRADE Financial Corp.
3.800% due 08/24/2027		5,525	6,142
4.500% due 06/20/2028		7,885	9,034

EPR Properties
3.750% due 08/15/2029		10,760	11,101
4.500% due 04/01/2025		200	214
4.500% due 06/01/2027		9,325	10,131
4.750% due 12/15/2026		100	110
4.950% due 04/15/2028		7,000	7,699

Equinix, Inc.
3.000% due 07/15/2050		17,681	16,815
3.400% due 02/15/2052		11,300	11,522

Equitable Holdings, Inc.
3.900% due 04/20/2023		520	546
4.350% due 04/20/2028		12,407	14,149
5.000% due 04/20/2048		36,475	46,548

ERP Operating LP
4.500% due 07/01/2044		1,445	1,812

Erste Group Bank AG
4.250% due 10/15/2027 •(e)(f)	EUR	8,000	9,853

Essential Properties LP
2.950% due 07/15/2031		$5,000	5,032

Essex Portfolio LP
2.550% due 06/15/2031		7,500	7,580
2.650% due 09/01/2050		14,400	12,895
3.625% due 05/01/2027		10,700	11,734
4.500% due 03/15/2048		3,900	4,751

Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052 (a)		11,300	11,049
3.500% due 10/15/2050		8,500	9,055

Extra Space Storage LP
2.350% due 03/15/2032		3,000	2,934

Fairfax Financial Holdings Ltd.
3.375% due 03/03/2031		7,600	7,890
4.625% due 04/29/2030		17,800	20,078
4.850% due 04/17/2028		18,100	20,676

Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	24,694

Fidelity National Financial, Inc.
2.450% due 03/15/2031		1,200	1,195
3.400% due 06/15/2030		4,039	4,341

First American Financial Corp.
2.400% due 08/15/2031		9,300	9,069
4.000% due 05/15/2030		9,100	10,080
4.300% due 02/01/2023		18,250	19,101

FMR LLC
5.150% due 02/01/2043		1,550	2,049
6.450% due 11/15/2039		500	730

Ford Holdings LLC
9.300% due 03/01/2030		14,575	19,877

Ford Motor Credit Co. LLC
1.198% (US0003M + 1.080%) due 08/03/2022 ~		524	522

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.360% (US0003M + 1.235%) due 02/15/2023 ~		$3,131	$3,120
1.402% (US0003M + 1.270%) due 03/28/2022 ~		7,778	7,784
3.278% (US0003M + 3.140%) due 01/07/2022 ~		900	904
3.550% due 10/07/2022		20,000	20,411
5.584% due 03/18/2024		54,000	58,109
5.596% due 01/07/2022		14,107	14,293

Franklin Resources, Inc.
2.950% due 08/12/2051		2,800	2,725

GE Capital Funding LLC
3.450% due 05/15/2025		14,100	15,213
4.400% due 05/15/2030		58,700	68,050
4.550% due 05/15/2032		15,200	18,011

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		169,803	203,945

General Motors Financial Co., Inc.
1.222% (US0003M + 1.100%) due 11/06/2021 ~		700	701
1.442% (US0003M + 1.310%) due 06/30/2022 ~		2,000	2,015
5.100% due 01/17/2024		16,015	17,487

Global Atlantic Fin Co.
3.125% due 06/15/2031		6,900	6,979

GLP Capital LP
4.000% due 01/15/2030		13,040	14,019
4.000% due 01/15/2031		3,100	3,348
5.300% due 01/15/2029		22,800	26,685
5.750% due 06/01/2028		1,166	1,369

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		12,000	12,153
3.650% due 08/10/2026 •(e)		21,900	21,982
3.691% due 06/05/2028 •		22,244	24,500
4.017% due 10/31/2038 •		100	115
4.223% due 05/01/2029 •		640	724
4.411% due 04/23/2039 •		10,300	12,392
6.250% due 02/01/2041		12,925	18,857
6.750% due 10/01/2037		109,500	156,998

Golub Capital BDC, Inc.
2.050% due 02/15/2027		21,800	21,466

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		21,200	24,631

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,450	23,245

Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047		3,200	3,825

Guardian Life Insurance Co. of America
4.850% due 01/24/2077		7,903	10,266

Hanover Insurance Group, Inc.
4.500% due 04/15/2026		6,600	7,400

Hartford Financial Services Group, Inc.
2.250% due 02/12/2067 •		3,600	3,483

Healthpeak Properties, Inc.
6.750% due 02/01/2041		3,500	5,277

High Street Funding Trust
4.682% due 02/15/2048		8,800	10,743

Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,721
4.200% due 04/15/2029		2,198	2,464

HSBC Bank USA N.A.
7.000% due 01/15/2039		11,450	17,709

HSBC Holdings PLC
2.357% due 08/18/2031 •		4,600	4,552
2.804% due 05/24/2032 •		78,700	79,816
2.848% due 06/04/2031 •		6,800	6,978
3.803% due 03/11/2025 •		11,300	12,057
3.900% due 05/25/2026		4,500	4,959
3.973% due 05/22/2030 •		4,000	4,417
4.000% due 03/09/2026 •(e)(f)		7,200	7,236
4.300% due 03/08/2026		21,131	23,538
4.583% due 06/19/2029 •		7,050	8,009
4.600% due 12/17/2030 •(e)(f)		3,200	3,207
4.700% due 03/09/2031 •(e)(f)		7,600	7,724
4.950% due 03/31/2030		4,600	5,473
5.875% due 09/28/2026 •(e)(f)	GBP	26,400	39,080

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.100% due 01/14/2042		$10,850	$15,616
6.500% due 03/23/2028 •(e)(f)		95,300	107,530
6.500% due 09/15/2037		18,115	25,151
6.800% due 06/01/2038		4,300	6,134
7.000% due 04/07/2038	GBP	1,900	3,793
7.625% due 05/17/2032		$11,547	16,237

Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	7,986
3.950% due 11/01/2027		5,600	6,137
4.650% due 04/01/2029		7,537	8,658

ING Groep NV
4.625% due 01/06/2026		400	454
5.750% due 11/16/2026 •(e)(f)		8,600	9,419

Intercontinental Exchange, Inc.
3.000% due 06/15/2050		9,400	9,337
3.000% due 09/15/2060		3,200	3,099
4.250% due 09/21/2048		1,800	2,145

International Lease Finance Corp.
8.625% due 01/15/2022		800	818

Intesa Sanpaolo SpA
4.000% due 09/23/2029		8,000	8,738

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		6,100	5,862

Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	472
5.500% due 08/06/2022		6,900	7,116

JAB Holdings BV
2.200% due 11/23/2030		4,700	4,618
3.750% due 05/28/2051		1,500	1,633

Jefferies Group LLC
6.500% due 01/20/2043		23,700	32,955

JPMorgan Chase & Co.
2.739% due 10/15/2030 •		6,375	6,605
3.328% due 04/22/2052 •		4,200	4,408
3.509% due 01/23/2029 •		23,200	25,255
3.702% due 05/06/2030 •		5,000	5,524
3.897% due 01/23/2049 •		14,850	17,068
4.005% due 04/23/2029 •		15,000	16,773
5.600% due 07/15/2041		21,340	29,444
6.400% due 05/15/2038		4,508	6,567

Kilroy Realty LP
2.650% due 11/15/2033 (a)		15,200	15,008
3.050% due 02/15/2030		1,500	1,574
4.250% due 08/15/2029		12,400	14,018
4.750% due 12/15/2028		2,000	2,309

KKR Financial Holdings LLC
5.400% due 05/23/2033		15,900	16,810

KKR Group Finance Co. LLC
3.500% due 08/25/2050		31,450	33,218
3.625% due 02/25/2050		26,000	27,995

La Mondiale SAM
2.125% due 06/23/2031	EUR	6,000	7,315

Lazard Group LLC
4.500% due 09/19/2028		$400	462

Legg Mason, Inc.
5.625% due 01/15/2044		18,493	25,609

Liberty Mutual Group, Inc.
3.950% due 05/15/2060		25,300	28,161
4.300% due 02/01/2061		14,500	13,804

Life Storage LP
3.875% due 12/15/2027		1,100	1,236

Lloyds Bank PLC
7.500% due 04/02/2032 þ		29,200	22,648

Lloyds Banking Group PLC
3.574% due 11/07/2028 •		10,200	11,110
4.375% due 03/22/2028		3,400	3,870
4.450% due 05/08/2025		500	555
4.550% due 08/16/2028		32,500	37,483
7.500% due 09/27/2025 •(e)(f)		20,800	24,139

LSEGA Financing PLC
3.200% due 04/06/2041		9,700	10,031

M&G PLC
5.560% due 07/20/2055 •	GBP	1,900	3,026

Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$5,800	7,108

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.350% due 01/30/2047		$4,800	$5,903
4.900% due 03/15/2049		13,100	17,658

Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	12,051
4.900% due 04/01/2077		4,800	6,222
5.077% due 02/15/2069 •		27,500	34,049

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		7,100	8,130

MetLife, Inc.
9.250% due 04/08/2068		51,066	77,813
10.750% due 08/01/2069		5,132	8,987

Mid-America Apartments LP
3.600% due 06/01/2027		300	331
4.300% due 10/15/2023		13,700	14,598

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	13,678
3.751% due 07/18/2039		16,200	18,251
4.153% due 03/07/2039		7,700	9,123
4.286% due 07/26/2038		7,900	9,540

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	17,776
2.172% due 05/22/2032 •		7,400	7,271
2.201% due 07/10/2031 •		14,800	14,566

Morgan Stanley
2.239% due 07/21/2032 •		30,000	29,502
2.802% due 01/25/2052 •		6,800	6,548
3.217% due 04/22/2042 •		15,200	15,917
3.591% due 07/22/2028 •		400	439
3.875% due 01/27/2026		4,095	4,535
6.375% due 07/24/2042		24,050	36,455
7.500% due 04/02/2032 þ(g)		62,100	50,478

MPT Operating Partnership LP
3.500% due 03/15/2031		3,200	3,268

Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •		21,370	22,226

Nasdaq, Inc.
2.500% due 12/21/2040		7,500	6,910

National Health Investors, Inc.
3.000% due 02/01/2031		10,600	10,318

National Retail Properties, Inc.
2.500% due 04/15/2030		500	507
3.500% due 04/15/2051		3,800	3,964

Nationwide Building Society
3.960% due 07/18/2030 •		26,756	29,757
4.000% due 09/14/2026		9,400	10,338
4.302% due 03/08/2029 •		5,500	6,194

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		10,000	11,442

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	2,543
9.375% due 08/15/2039		32,300	56,480

Natwest Group PLC
1.750% due 03/02/2026 •	EUR	1,000	1,219
2.500% due 03/22/2023		3,900	4,698
4.269% due 03/22/2025 •		$3,160	3,411
4.445% due 05/08/2030 •		5,200	5,954
4.600% due 06/28/2031 •(e)(f)		27,100	27,298
4.800% due 04/05/2026		6,100	6,938
4.892% due 05/18/2029 •		32,700	38,102
5.076% due 01/27/2030 •		46,350	54,766
6.000% due 12/29/2025 •(e)(f)		18,900	21,199

Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	7,062
4.875% due 04/15/2045		13,688	15,820

New York Life Insurance Co.
4.450% due 05/15/2069		16,700	20,949
5.875% due 05/15/2033		1,000	1,321
6.750% due 11/15/2039		5,750	8,683

Nippon Life Insurance Co.
2.750% due 01/21/2051 •		36,900	36,153
5.100% due 10/16/2044 •		15,650	17,215

Nissan Motor Acceptance Co. LLC
0.822% due 09/28/2022 •		400	401
2.000% due 03/09/2026		39,200	39,310
2.600% due 09/28/2022		3,600	3,666
2.750% due 03/09/2028		11,000	11,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.450% due 03/15/2023	$215	$223
3.875% due 09/21/2023	8,000	8,445

Nomura Holdings, Inc.
1.653% due 07/14/2026	4,100	4,087
2.172% due 07/14/2028	15,900	15,765
2.608% due 07/14/2031	12,400	12,365
2.679% due 07/16/2030	8,000	8,087
3.103% due 01/16/2030	4,700	4,901

Nordea Bank Abp
3.750% due 03/01/2029 •(e)(f)	7,200	7,101

Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051	32,900	35,351
3.625% due 09/30/2059	64,790	70,454
3.850% due 09/30/2047	10,340	11,818
6.063% due 03/30/2040	1	1

Ohio National Life Insurance Co.
6.875% due 06/15/2042	400	534

Old Republic International Corp.
3.850% due 06/11/2051	37,900	41,025

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	509
3.625% due 10/01/2029	4,000	4,213
4.750% due 01/15/2028	7,900	8,894
5.250% due 01/15/2026	15,000	17,041

OneAmerica Financial Partners, Inc.
4.250% due 10/15/2050	5,400	5,778

Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027	3,900	4,310

Owl Rock Capital Corp.
2.875% due 06/11/2028	2,600	2,597

Pacific Life Insurance Co.
9.250% due 06/15/2039	113,331	194,273

Pacific LifeCorp
3.350% due 09/15/2050	5,700	6,036

Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	41,758
7.625% due 06/15/2040	26,295	39,524

Physicians Realty LP
3.950% due 01/15/2028	7,900	8,683
4.300% due 03/15/2027	4,100	4,642

Pine Street Trust
4.572% due 02/15/2029	25,000	28,414
5.568% due 02/15/2049	25,300	33,309

Pinnacol Assurance
8.625% due 06/25/2034 «(g)	24,000	31,029

Piper Jaffray Cos.
5.200% due 10/15/2023	23,000	23,144

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(e)	10,000	10,000

Progressive Corp.
3.700% due 01/26/2045	1,390	1,584
4.125% due 04/15/2047	1,700	2,051

Prudential Financial, Inc.
3.700% due 03/13/2051	13,500	15,405
3.935% due 12/07/2049	9,113	10,754

Rayonier LP
2.750% due 05/17/2031	7,500	7,474

Realty Income Corp.
4.650% due 03/15/2047	1,150	1,486

Regency Centers LP
2.950% due 09/15/2029	1,000	1,050
4.125% due 03/15/2028	1,100	1,233
4.400% due 02/01/2047	5,700	6,704
4.650% due 03/15/2049	1,500	1,836

Rexford Industrial Realty LP
2.125% due 12/01/2030	11,800	11,445

Sabra Health Care LP
3.200% due 12/01/2031	15,350	15,052
3.900% due 10/15/2029	400	422

Sammons Financial Group, Inc.
3.350% due 04/16/2031	18,300	19,035

Santander Holdings USA, Inc.
3.450% due 06/02/2025	700	750
4.400% due 07/13/2027	5,200	5,846

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	95

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander UK Group Holdings PLC
2.896% due 03/15/2032 •		$15,160	$15,491
3.823% due 11/03/2028 •		55,945	61,241
7.375% due 06/24/2022 •(e)(f)	GBP	600	838

SBA Tower Trust
2.328% due 07/15/2052		$10,300	10,515

Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		26,400	26,909

Selective Insurance Group, Inc.
5.375% due 03/01/2049		8,800	11,332

Service Properties Trust
4.750% due 10/01/2026		5,000	4,956

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		4,200	4,218

Societe Generale S.A.
2.889% due 06/09/2032 •		11,000	11,070
3.625% due 03/01/2041		13,700	13,975

Sompo International Holdings Ltd.
4.700% due 10/15/2022		3,000	3,133

Spirit Realty LP
2.700% due 02/15/2032		11,400	11,316
3.200% due 02/15/2031		11,100	11,541
3.400% due 01/15/2030		9,025	9,600
4.000% due 07/15/2029		200	222
4.450% due 09/15/2026		2,350	2,626

Standard Chartered PLC
3.265% due 02/18/2036 •		17,000	16,882
4.305% due 05/21/2030 •		1,300	1,472
4.750% due 01/14/2031 •(e)(f)		16,900	17,058

State Bank of India
3.250% due 01/24/2022		22,000	22,173

Stifel Financial Corp.
4.000% due 05/15/2030		5,600	6,248

STORE Capital Corp.
2.750% due 11/18/2030		1,900	1,911

Sumitomo Life Insurance Co.
3.375% due 04/15/2081 •		16,300	16,938

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	36,586
2.750% due 01/15/2030		2,700	2,813
3.040% due 07/16/2029		11,300	11,979

Sun Communities Operating LP
2.700% due 07/15/2031		6,800	6,879

Svenska Handelsbanken AB
4.750% due 03/01/2031 •(e)(f)		6,000	6,406

Synchrony Financial
4.500% due 07/23/2025		600	663

Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	31,589
4.270% due 05/15/2047		11,300	13,671
4.900% due 09/15/2044		18,400	23,977
6.850% due 12/16/2039		5,129	7,756

Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	320	564

Texas Capital Bancshares, Inc.
4.000% due 05/06/2031 •		$9,000	9,369

Transatlantic Holdings, Inc.
8.000% due 11/30/2039		7,933	12,280

Travelers Cos., Inc.
4.050% due 03/07/2048		4,000	4,845

Trust Fibra Uno
6.390% due 01/15/2050		23,500	27,862
6.950% due 01/30/2044		25,270	31,363

UBS AG
5.125% due 05/15/2024 (f)		17,121	18,749
7.625% due 08/17/2022 (f)		77,600	82,232

UBS Group AG
4.125% due 09/24/2025		400	442
4.125% due 04/15/2026		34,600	38,580

UDR, Inc.
3.500% due 07/01/2027		3,323	3,639

UniCredit SpA
3.127% due 06/03/2032 •		7,800	7,910
6.572% due 01/14/2022		16,550	16,819
7.830% due 12/04/2023		78,050	89,349

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Unum Group
4.500% due 12/15/2049	$5,000	$5,366

Ventas Realty LP
4.125% due 01/15/2026	600	663
4.400% due 01/15/2029	1,900	2,174
4.875% due 04/15/2049	5,800	7,273

VEREIT Operating Partnership LP
3.400% due 01/15/2028	16,100	17,422
3.950% due 08/15/2027	11,848	13,293

Vonovia Finance BV
5.000% due 10/02/2023	2,200	2,374

Voya Financial, Inc.
4.700% due 01/23/2048 •	8,300	8,724

W R Berkley Corp.
4.000% due 05/12/2050	4,900	5,659

Wells Fargo & Co.
2.393% due 06/02/2028 •	16,500	17,032
2.572% due 02/11/2031 •	21,200	21,673
2.879% due 10/30/2030 •	43,600	45,558
3.000% due 04/22/2026	10,600	11,378
3.068% due 04/30/2041 •	11,200	11,520
3.196% due 06/17/2027 •	4,000	4,296
3.300% due 09/09/2024	2,000	2,153
3.584% due 05/22/2028 •	34,600	37,906
4.900% due 11/17/2045	700	887
5.375% due 11/02/2043	28,425	37,756
5.606% due 01/15/2044	200	270
7.950% due 11/15/2029	1,000	1,369

Wells Fargo Bank N.A.
5.850% due 02/01/2037	5,901	8,013
5.950% due 08/26/2036	800	1,089
6.600% due 01/15/2038	22,877	33,289

Welltower, Inc.
4.950% due 09/01/2048	3,500	4,497
6.500% due 03/15/2041	29,850	42,964

Weyerhaeuser Co.
4.000% due 04/15/2030	2,700	3,052
6.875% due 12/15/2033	14,477	20,019
6.950% due 10/01/2027	4,500	5,760
7.375% due 03/15/2032	140,587	200,385
7.950% due 03/15/2025	850	1,028

Willis North America, Inc.
3.875% due 09/15/2049	13,550	15,047

WP Carey, Inc.
4.000% due 02/01/2025	1,600	1,741

XLIT Ltd.
5.500% due 03/31/2045	14,450	19,955

		7,849,584

INDUSTRIALS 40.6%

7-Eleven, Inc.
2.500% due 02/10/2041	6,970	6,411
2.800% due 02/10/2051	27,200	25,177

AbbVie, Inc.
4.300% due 05/14/2036	23,400	27,467
4.400% due 11/06/2042	44,212	52,887
4.450% due 05/14/2046	33,650	40,605
4.500% due 05/14/2035	36,177	43,291
4.550% due 03/15/2035	565	678
4.700% due 05/14/2045	25,700	31,748
4.850% due 06/15/2044	51,900	65,371
4.875% due 11/14/2048	600	771

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047	7,900	9,351

Activision Blizzard, Inc.
2.500% due 09/15/2050	41,700	36,189
4.500% due 06/15/2047	7,455	9,100

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030	6,300	6,307

Advocate Health & Hospitals Corp.
2.211% due 06/15/2030	11,150	11,316
3.008% due 06/15/2050	700	723

AEP Transmission Co. LLC
3.150% due 09/15/2049	6,000	6,232
3.650% due 04/01/2050	2,700	3,023
3.750% due 12/01/2047	1,100	1,237

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aetna, Inc.
4.750% due 03/15/2044	$50	$62
6.750% due 12/15/2037	4,085	6,034

Air Canada Pass-Through Trust
4.125% due 11/15/2026	11,940	12,216
5.250% due 10/01/2030	7,497	8,111

Aker BP ASA
4.000% due 01/15/2031	1,365	1,486

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	18,248	20,367

Alcon Finance Corp.
3.000% due 09/23/2029	500	528

Alibaba Group Holding Ltd.
2.125% due 02/09/2031	17,500	16,832
2.700% due 02/09/2041	33,069	30,433
3.150% due 02/09/2051	8,550	8,022
3.250% due 02/09/2061	24,200	22,527
3.600% due 11/28/2024	14,000	15,004
4.000% due 12/06/2037	21,700	23,649
4.200% due 12/06/2047	17,900	19,855
4.400% due 12/06/2057	1,200	1,382
4.500% due 11/28/2034	9,100	10,478

Altria Group, Inc.
3.875% due 09/16/2046	12,080	11,784
4.400% due 02/14/2026	675	758
5.950% due 02/14/2049	25,500	32,342
6.200% due 02/14/2059	6,929	8,991

Amazon.com, Inc.
2.500% due 06/03/2050	4,500	4,222
2.700% due 06/03/2060	900	847
2.875% due 05/12/2041	3,000	3,098
3.100% due 05/12/2051	21,300	22,310
3.250% due 05/12/2061	55,500	59,164
4.250% due 08/22/2057	38,800	49,362
4.950% due 12/05/2044	475	641

American Airlines Pass-Through Trust
3.000% due 04/15/2030	558	558
3.150% due 08/15/2033	7,850	7,957
3.200% due 12/15/2029	4,624	4,667
3.350% due 04/15/2031	754	762
3.375% due 11/01/2028	7,297	7,395
3.500% due 08/15/2033	3,583	3,457
3.600% due 03/22/2029	5,955	6,182
3.600% due 04/15/2031	3,229	3,184
3.650% due 08/15/2030	1,563	1,618
3.700% due 04/01/2028	4,101	4,186
4.000% due 01/15/2027	3,564	3,467
4.375% due 04/01/2024	388	389

Amgen, Inc.
3.375% due 02/21/2050	10,300	10,592
4.400% due 05/01/2045	1,000	1,198
4.563% due 06/15/2048	11,574	14,344
4.663% due 06/15/2051	178,813	225,909
4.950% due 10/01/2041	4,650	5,839

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	5,600	5,750

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	100,000	120,936
4.900% due 02/01/2046	164,610	202,650

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046	500	621

Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	324
4.350% due 06/01/2040	24,000	27,920
4.375% due 04/15/2038	11,300	13,202
4.439% due 10/06/2048	16,601	19,458
4.600% due 04/15/2048	7,282	8,709
4.600% due 06/01/2060	25,000	30,105
4.750% due 01/23/2029	2,297	2,707
4.750% due 04/15/2058	23,800	29,248
4.900% due 01/23/2031	2,666	3,239
4.950% due 01/15/2042	5,800	7,177
5.450% due 01/23/2039	12,150	15,752
5.550% due 01/23/2049	15,105	20,492
5.800% due 01/23/2059	54,300	76,849

Anthem, Inc.
3.125% due 05/15/2050	3,000	3,038

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.600% due 03/15/2051	$7,350	$8,042
3.700% due 09/15/2049	5,640	6,205
4.375% due 12/01/2047	30,200	36,483
4.550% due 03/01/2048	9,700	11,965
4.625% due 05/15/2042	7,700	9,463
4.650% due 01/15/2043	2,605	3,207
5.100% due 01/15/2044	13,244	17,162

AP Moller - Maersk A/S
3.750% due 09/22/2024	3,900	4,194

Apple, Inc.
2.650% due 05/11/2050	5,600	5,392
2.800% due 02/08/2061	7,100	6,792
2.850% due 08/05/2061	8,400	8,121
2.950% due 09/11/2049	36,100	36,762
3.750% due 09/12/2047	31,600	36,585
3.850% due 08/04/2046	73,395	85,935
4.250% due 02/09/2047	15,076	18,736
4.375% due 05/13/2045	2,400	3,028

Aptiv PLC
5.400% due 03/15/2049	10,000	13,669

Arrow Electronics, Inc.
4.500% due 03/01/2023	2,100	2,193

AstraZeneca PLC
4.375% due 11/16/2045	1,400	1,777

Bacardi Ltd.
4.700% due 05/15/2028	5,200	6,011
5.150% due 05/15/2038	22,540	27,838
5.300% due 05/15/2048	28,300	36,969

BAE Systems PLC
3.000% due 09/15/2050	11,700	11,275
3.400% due 04/15/2030	7,700	8,317

Baidu, Inc.
2.375% due 08/23/2031	7,900	7,643
3.075% due 04/07/2025	2,500	2,625

Baker Hughes Holdings LLC
5.125% due 09/15/2040	6,800	8,687

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	15,000	16,232

Barrick North America Finance LLC
5.700% due 05/30/2041	8,500	11,493

BAT Capital Corp.
4.390% due 08/15/2037	12,200	13,120
4.540% due 08/15/2047	23,333	24,210
4.758% due 09/06/2049	4,200	4,548

Bayer U.S. Finance LLC
4.200% due 07/15/2034	18,043	20,139
4.375% due 12/15/2028	9,800	11,104
4.625% due 06/25/2038	900	1,062
4.875% due 06/25/2048	27,000	33,096

Becton Dickinson and Co.
3.794% due 05/20/2050	10,700	11,971

Biogen, Inc.
3.250% due 02/15/2051	7,181	7,072

Boeing Co.
3.250% due 02/01/2035	1,755	1,757
3.600% due 05/01/2034	7,870	8,232
3.625% due 02/01/2031	3,300	3,535
3.650% due 03/01/2047	1,945	1,912
3.750% due 02/01/2050	3,200	3,236
3.825% due 03/01/2059	4,515	4,442
3.950% due 08/01/2059	4,500	4,629
4.508% due 05/01/2023	16,855	17,811
4.875% due 05/01/2025	5,000	5,567
5.150% due 05/01/2030	49,156	57,724
5.705% due 05/01/2040	50,700	64,507
5.805% due 05/01/2050	67,590	90,254
5.930% due 05/01/2060	61,300	83,907

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	12,000	12,617

Boston Scientific Corp.
7.000% due 11/15/2035	43,837	62,294
7.375% due 01/15/2040	42,000	66,900

BP Capital Markets America, Inc.
3.000% due 02/24/2050	5,200	5,010

Bristol-Myers Squibb Co.
3.900% due 02/20/2028	1,500	1,697

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 10/26/2049	$27,800	$34,529
4.350% due 11/15/2047	12,084	15,177
4.550% due 02/20/2048	1,100	1,413
5.000% due 08/15/2045	4,489	6,041

British Airways Pass-Through Trust
3.300% due 06/15/2034	21,158	21,518
3.350% due 12/15/2030	2,169	2,180
4.250% due 05/15/2034	1,453	1,573

Broadcom, Inc.
2.600% due 02/15/2033	41,901	40,287
3.137% due 11/15/2035	56,805	56,722
3.187% due 11/15/2036	2,573	2,570
3.419% due 04/15/2033	23,510	24,356
3.469% due 04/15/2034	92,712	95,556
3.500% due 02/15/2041	26,100	25,828
4.150% due 11/15/2030	10,577	11,726
4.300% due 11/15/2032	16,550	18,560

Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,710

Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	32,350	39,857
4.450% due 03/15/2043	69,500	86,858
5.050% due 03/01/2041	10,154	13,324

Cameron LNG LLC
3.402% due 01/15/2038	26,700	28,158

Campbell Soup Co.
3.125% due 04/24/2050	15,700	15,237
4.800% due 03/15/2048	400	501

Canadian Natural Resources Ltd.
5.850% due 02/01/2035	8,600	10,890
6.450% due 06/30/2033	3,376	4,417

Canadian Pacific Railway Co.
6.125% due 09/15/2115	51,558	78,071

Carrier Global Corp.
3.377% due 04/05/2040	8,600	9,036
3.577% due 04/05/2050	5,500	5,854

Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	3,769	4,389

Cellnex Finance Co. S.A.
3.875% due 07/07/2041	4,600	4,526

Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	9,000	10,586

Cenovus Energy, Inc.
5.250% due 06/15/2037	7,515	8,972
6.750% due 11/15/2039	16,900	23,030

Centene Corp.
2.450% due 07/15/2028	25,800	25,961
4.625% due 12/15/2029	3,300	3,600

CenterPoint Energy Resources Corp.
4.100% due 09/01/2047	2,000	2,325

Central Nippon Expressway Co. Ltd.
0.686% (US0003M + 0.560%) due 11/02/2021 ~	2,000	2,001

Charter Communications Operating LLC
3.500% due 06/01/2041	18,200	17,898
3.500% due 03/01/2042 (a)	12,700	12,439
3.700% due 04/01/2051	6,700	6,536
3.750% due 02/15/2028	1,800	1,973
3.850% due 04/01/2061	93,400	89,277
3.900% due 06/01/2052	24,975	24,923
3.950% due 06/30/2062 (a)	15,000	14,492
4.200% due 03/15/2028	1,900	2,124
4.400% due 12/01/2061	72,238	75,286
4.800% due 03/01/2050	46,200	51,939
5.125% due 07/01/2049	49,500	58,328
5.375% due 05/01/2047	48,000	57,568
5.750% due 04/01/2048	19,200	24,296
6.384% due 10/23/2035	25,681	33,811
6.484% due 10/23/2045	38,419	52,319
6.834% due 10/23/2055	8,000	11,855

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	12,900	12,790
3.700% due 11/15/2029	5,000	5,429

Citrix Systems, Inc.
1.250% due 03/01/2026	7,600	7,479
4.500% due 12/01/2027	4,100	4,541

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Coca-Cola Co.
2.500% due 03/15/2051	$21,100	$19,892
2.750% due 06/01/2060	7,500	7,253

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	14,421

Comcast Corp.
2.650% due 02/01/2030	2,000	2,088
2.650% due 08/15/2062	20,400	18,111
2.800% due 01/15/2051	5,000	4,742
2.887% due 11/01/2051	6,299	6,053
2.937% due 11/01/2056	165,999	157,101
3.200% due 07/15/2036	1,300	1,386
3.450% due 02/01/2050	43,100	45,766
3.969% due 11/01/2047	57,110	65,292
3.999% due 11/01/2049	146,128	169,469
4.000% due 03/01/2048	12,260	14,045
5.650% due 06/15/2035	5,900	7,895
7.050% due 03/15/2033	6,875	9,967

CommonSpirit Health
3.347% due 10/01/2029	10,000	10,758
4.187% due 10/01/2049	2,100	2,403

Conagra Brands, Inc.
4.600% due 11/01/2025	6,541	7,354
5.400% due 11/01/2048	9,595	12,762
7.000% due 10/01/2028	1,800	2,349

Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	13,807
4.500% due 05/09/2047	8,100	9,635
5.250% due 11/15/2048	3,500	4,595

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	4,131	4,360

Continental Resources, Inc.
4.900% due 06/01/2044	16,600	18,613

Corning, Inc.
5.450% due 11/15/2079	5,400	7,347

Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	2,226
4.500% due 08/01/2047	28,470	32,691
5.625% due 10/18/2043	2,200	2,868

CoStar Group, Inc.
2.800% due 07/15/2030	6,700	6,819

Cox Communications, Inc.
2.950% due 10/01/2050	7,900	7,442
4.500% due 06/30/2043	21,841	25,312
4.700% due 12/15/2042	4,070	4,899
4.800% due 02/01/2035	14,200	17,000

CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	3,246
4.500% due 04/04/2048	9,490	11,595

CVS Health Corp.
3.625% due 04/01/2027	2,900	3,195
3.750% due 04/01/2030	4,900	5,447
4.125% due 04/01/2040	11,700	13,426
4.780% due 03/25/2038	1,559	1,913
5.050% due 03/25/2048	54,100	69,760
5.300% due 12/05/2043	7,100	9,332

CVS Pass-Through Trust
4.163% due 08/11/2036	8,636	9,473
5.773% due 01/10/2033	1,086	1,283
5.880% due 01/10/2028	2,621	3,036
5.926% due 01/10/2034	25,318	30,561
6.036% due 12/10/2028	1,192	1,392
6.943% due 01/10/2030	24,946	30,194
7.507% due 01/10/2032	65,145	82,048
8.353% due 07/10/2031	12,179	15,851

D.R. Horton, Inc.
4.375% due 09/15/2022	800	821

DAE Funding LLC
1.550% due 08/01/2024	23,100	22,918

Dell International LLC
4.900% due 10/01/2026	20,600	23,745
5.300% due 10/01/2029	38,930	47,105
5.450% due 06/15/2023	31,330	33,612
6.020% due 06/15/2026	86,700	103,203
8.100% due 07/15/2036	19,700	29,920
8.350% due 07/15/2046	30,150	48,992

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	97

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Delta Air Lines, Inc.
2.900% due 10/28/2024	$12,700	$13,009
3.750% due 10/28/2029 (i)	45,863	46,740
4.375% due 04/19/2028	4,000	4,295
4.500% due 10/20/2025	2,500	2,676
4.750% due 10/20/2028	3,150	3,514
7.000% due 05/01/2025	4,090	4,772
7.375% due 01/15/2026 (i)	35,442	41,773

Deutsche Telekom International Finance BV
4.750% due 06/21/2038	5,200	6,351
8.750% due 06/15/2030	33,750	50,349

Devon Energy Corp.
7.950% due 04/15/2032	6,135	8,721

Diamondback Energy, Inc.
3.125% due 03/24/2031	10,400	10,807
4.400% due 03/24/2051	7,500	8,522
4.750% due 05/31/2025	6,000	6,706

Discovery Communications LLC
4.000% due 09/15/2055	5,208	5,457
5.200% due 09/20/2047	30,665	38,275

Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	4,938
4.800% due 11/01/2043	800	990

eBay, Inc.
2.600% due 05/10/2031	9,900	10,103
3.650% due 05/10/2051	14,300	15,351

Ecopetrol S.A.
7.375% due 09/18/2043	25,700	30,174

El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	37,679

Embotelladora Andina S.A.
3.950% due 01/21/2050	3,600	3,810

Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	3,860
7.375% due 10/15/2045	19,792	31,375

Enbridge, Inc.
2.500% due 08/01/2033	25,000	25,119
3.400% due 08/01/2051	29,500	29,785
4.500% due 06/10/2044	10,948	12,787

Energy Transfer LP
3.600% due 02/01/2023	4,256	4,389
4.050% due 03/15/2025	800	863
4.250% due 03/15/2023	8,506	8,869
4.500% due 04/15/2024	300	324
4.650% due 02/15/2022	2,000	2,030
4.900% due 03/15/2035	21,073	24,205
4.950% due 01/15/2043	27,800	30,434
5.000% due 10/01/2022	900	929
5.000% due 05/15/2050	3,300	3,814
5.150% due 02/01/2043	26,785	30,058
5.150% due 03/15/2045	42,386	48,583
5.300% due 04/01/2044	12,314	14,292
5.300% due 04/15/2047	21,690	25,453
5.350% due 05/15/2045	8,545	9,982
5.400% due 10/01/2047	5,038	6,013
5.800% due 06/15/2038	900	1,103
6.050% due 06/01/2041	1,900	2,361
6.100% due 02/15/2042	8,356	10,401
6.125% due 12/15/2045	33,600	42,822
6.500% due 02/01/2042	9,063	11,793
6.625% due 10/15/2036	22,002	28,934
7.500% due 07/01/2038	5,100	7,104

EnLink Midstream Partners LP
5.450% due 06/01/2047	13,800	13,342

Entergy Louisiana LLC
2.900% due 03/15/2051	7,400	7,235
3.100% due 06/15/2041	14,600	15,130
4.200% due 09/01/2048	1,410	1,692
5.000% due 07/15/2044	4,300	4,644

Enterprise Products Operating LLC
4.200% due 01/31/2050	16,068	18,137
4.450% due 02/15/2043	92,745	107,001
4.800% due 02/01/2049	3,575	4,385
4.850% due 08/15/2042	11,300	13,674
4.850% due 03/15/2044	42,362	51,033
4.875% due 08/16/2077 •	17,499	17,240
4.950% due 10/15/2054	500	633

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.100% due 02/15/2045		$31,665	$39,472
5.250% due 08/16/2077 •		7,101	7,434
5.750% due 03/01/2035		13,761	17,433
5.950% due 02/01/2041		1,863	2,531
6.450% due 09/01/2040		4,995	7,106

EQM Midstream Partners LP
4.000% due 08/01/2024		7,100	7,388

ERAC USA Finance LLC
7.000% due 10/15/2037		9,200	13,686

Expedia Group, Inc.
3.250% due 02/15/2030		5,343	5,529
4.625% due 08/01/2027		4,600	5,218

FedEx Corp.
3.875% due 08/01/2042		765	840
4.550% due 04/01/2046		18,300	21,672
4.750% due 11/15/2045		6,250	7,633
4.950% due 10/17/2048		17,000	21,574
5.100% due 01/15/2044		14,941	19,090

Fiserv, Inc.
4.400% due 07/01/2049		30,000	35,977

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		7,400	7,512
4.317% due 12/30/2039		55,500	57,468

Flex Ltd.
3.750% due 02/01/2026		4,600	5,008
4.875% due 05/12/2030		20,600	23,910

Ford Foundation
2.415% due 06/01/2050		3,800	3,628
2.815% due 06/01/2070		7,100	7,046

Ford Motor Co.
8.900% due 01/15/2032		9,209	12,565
9.980% due 02/15/2047		425	688

Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025		2,700	2,953

Fox Corp.
5.576% due 01/25/2049		5,300	7,150

Fresenius Medical Care U.S. Finance, Inc.
3.000% due 12/01/2031		27,100	27,734

Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	3,900	4,710
3.125% due 11/17/2023		10,700	13,079
4.250% due 04/06/2024	GBP	12,600	18,038
5.150% due 02/11/2026		$24,500	27,353
6.510% due 03/07/2022		36,075	36,959

General Electric Co.
6.750% due 03/15/2032		1,289	1,765
6.875% due 01/10/2039		1,025	1,529

General Mills, Inc.
3.000% due 02/01/2051 (i)		3,208	3,212

General Motors Co.
5.150% due 04/01/2038		15,200	18,160

Gilead Sciences, Inc.
4.750% due 03/01/2046		6,200	7,806
4.800% due 04/01/2044		325	410

Glencore Finance Canada Ltd.
4.950% due 11/15/2021		7,800	7,833
5.550% due 10/25/2042		8,730	11,225
6.900% due 11/15/2037		100	143

Global Payments, Inc.
4.150% due 08/15/2049		4,400	4,949

Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025		8,600	8,971
5.125% due 03/31/2027		1,300	1,326

GNL Quintero S.A.
4.634% due 07/31/2029		4,706	5,100

GTL Trade Finance, Inc.
7.250% due 04/16/2044		5,200	7,151

GTP Acquisition Partners LLC
3.482% due 06/15/2050		7,500	7,917

Halliburton Co.
4.850% due 11/15/2035		1,400	1,653
5.000% due 11/15/2045		2,610	3,132
7.450% due 09/15/2039		14,239	20,779

HCA, Inc.
3.500% due 07/15/2051		15,000	14,901

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 02/15/2027	$8,800	$9,912
4.750% due 05/01/2023	6,500	6,909
5.250% due 06/15/2049	7,900	10,101
5.500% due 06/15/2047	23,062	29,955

Heineken NV
4.350% due 03/29/2047	17,000	21,015

Helmerich & Payne, Inc.
2.900% due 09/29/2031	15,300	15,315

Hess Corp.
6.000% due 01/15/2040	9,135	11,747
7.300% due 08/15/2031	2,129	2,884

Holcim Finance U.S. LLC
4.750% due 09/22/2046	4,300	5,351

Home Depot, Inc.
4.400% due 03/15/2045	9,350	11,681

Howmet Aerospace, Inc.
5.900% due 02/01/2027	1,900	2,235

Humana, Inc.
3.950% due 08/15/2049	11,800	13,610
8.150% due 06/15/2038	1,000	1,611

Huntsman International LLC
2.950% due 06/15/2031	6,000	6,152
4.500% due 05/01/2029	5,500	6,237

Hyatt Hotels Corp.
4.375% due 09/15/2028	1,100	1,202
5.750% due 04/23/2030	5,850	7,030

Hyundai Capital America
2.000% due 06/15/2028	15,000	14,746

IHS Markit Ltd.
4.250% due 05/01/2029	7,700	8,785
5.000% due 11/01/2022	9,301	9,656

Imperial Brands Finance PLC
3.500% due 02/11/2023	200	206
3.500% due 07/26/2026	7,800	8,352
3.875% due 07/26/2029	6,900	7,430
4.250% due 07/21/2025	19,615	21,394

Industrias Penoles S.A.B. de C.V.
4.750% due 08/06/2050	8,500	9,414

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	10,800	12,152

International Flavors & Fragrances, Inc.
2.300% due 11/01/2030	9,000	8,929

International Paper Co.
4.800% due 06/15/2044	12,450	15,722
6.000% due 11/15/2041	7,400	10,369
8.700% due 06/15/2038	9,455	15,518

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,502	1,515
4.000% due 05/15/2034	13,058	14,249

Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	61,673

Kaiser Foundation Hospitals
4.150% due 05/01/2047	14,300	17,464

Kansas City Southern
3.500% due 05/01/2050	2,300	2,425
4.300% due 05/15/2043	5,000	5,916
4.700% due 05/01/2048	17,700	21,998
4.950% due 08/15/2045	24,795	31,768

Keurig Dr Pepper, Inc.
4.985% due 05/25/2038	12,700	15,929
5.085% due 05/25/2048	5,800	7,705

Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	10,709	12,275
5.000% due 08/15/2042	5,500	6,504
5.000% due 03/01/2043	34,835	41,226
5.625% due 09/01/2041	1,700	2,140
5.800% due 03/15/2035	10,942	14,094
6.375% due 03/01/2041	10,715	14,708
6.500% due 02/01/2037	12,219	16,571
6.500% due 09/01/2039	36,840	51,114
6.550% due 09/15/2040	30,300	42,088
6.950% due 01/15/2038	800	1,135
7.400% due 03/15/2031	5,000	6,877
7.500% due 11/15/2040	25,567	37,975

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kinder Morgan, Inc.
5.300% due 12/01/2034	$1,365	$1,686
7.800% due 08/01/2031	2,000	2,859

Kraft Heinz Foods Co.
5.000% due 06/04/2042	13,250	16,277
6.375% due 07/15/2028	650	804
6.500% due 02/09/2040	77,238	109,859
6.750% due 03/15/2032	5,025	6,864
7.125% due 08/01/2039	26,043	39,368

L3Harris Technologies, Inc.
4.854% due 04/27/2035	2,150	2,657

Las Vegas Sands Corp.
2.900% due 06/25/2025	2,800	2,817
3.200% due 08/08/2024	7,700	7,908
3.500% due 08/18/2026	131,600	134,488
3.900% due 08/08/2029 (i)	28,992	29,574

Leidos, Inc.
2.300% due 02/15/2031	7,900	7,729
4.375% due 05/15/2030	2,000	2,262

Leland Stanford Junior University
2.413% due 06/01/2050	12,600	12,172

Lennar Corp.
4.750% due 11/29/2027	3,899	4,523

Lenovo Group Ltd.
3.421% due 11/02/2030	20,100	20,964

Level 3 Financing, Inc.
3.875% due 11/15/2029	14,900	15,951

Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,839
4.500% due 05/15/2036	2,100	2,607

Lowe’s Cos., Inc.
4.050% due 05/03/2047	4,540	5,220

Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,659

Magellan Midstream Partners LP
3.950% due 03/01/2050	4,200	4,469

Marathon Oil Corp.
5.200% due 06/01/2045	5,000	5,975
6.600% due 10/01/2037	3,700	4,901

Marathon Petroleum Corp.
6.500% due 03/01/2041	13,503	18,714

Marriott International, Inc.
2.750% due 10/15/2033	5,000	4,892
2.850% due 04/15/2031	9,700	9,832
3.500% due 10/15/2032	25,700	27,329
3.600% due 04/15/2024	10,500	11,192
4.625% due 06/15/2030	10,590	12,106

Marvell Technology, Inc.
2.950% due 04/15/2031	13,894	14,292
4.875% due 06/22/2028	10,200	11,791

Masco Corp.
4.500% due 05/15/2047	4,409	5,305
6.500% due 08/15/2032	3,614	4,786
7.750% due 08/01/2029	2,539	3,426

Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,882

McDonald’s Corp.
3.625% due 09/01/2049	16,800	18,349

MDC Holdings, Inc.
3.966% due 08/06/2061	10,300	9,883
6.000% due 01/15/2043	25,375	31,996

Medtronic, Inc.
4.625% due 03/15/2045	1,623	2,122

Micron Technology, Inc.
5.327% due 02/06/2029	8,500	10,118

Microsoft Corp.
2.675% due 06/01/2060	32,710	31,765
2.921% due 03/17/2052	21,736	22,515

Mondelez International, Inc.
2.625% due 09/04/2050	2,700	2,510

Moody’s Corp.
3.250% due 05/20/2050	1,500	1,544
4.875% due 12/17/2048	9,000	11,841
5.250% due 07/15/2044	4,144	5,564

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Motorola Solutions, Inc.
2.300% due 11/15/2030	$4,600	$4,525
5.500% due 09/01/2044	5,686	7,426

MPLX LP
3.500% due 12/01/2022	2,525	2,605
4.900% due 04/15/2058	19,120	22,293
5.200% due 03/01/2047	5,000	6,074
5.200% due 12/01/2047	2,100	2,556
5.500% due 02/15/2049	2,630	3,340

Mylan, Inc.
3.125% due 01/15/2023	700	723
4.200% due 11/29/2023	4,461	4,756
5.200% due 04/15/2048	22,800	28,116
5.400% due 11/29/2043	1,900	2,354

NBCUniversal Media LLC
4.450% due 01/15/2043	19,107	23,072

Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	30,371

Newell Brands, Inc.
5.875% due 04/01/2036	2,309	2,871

Newmont Corp.
5.450% due 06/09/2044	31,100	42,341
6.250% due 10/01/2039	1,710	2,441

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	3,600	4,051

Norfolk Southern Corp.
3.155% due 05/15/2055	4,059	4,071
3.942% due 11/01/2047	6,494	7,411
4.050% due 08/15/2052	7,010	8,244
4.100% due 05/15/2121	9,700	10,941

Northern Natural Gas Co.
3.400% due 10/16/2051	3,500	3,574
4.100% due 09/15/2042	14,000	15,699
4.300% due 01/15/2049	18,375	21,437

Northrop Grumman Corp.
3.850% due 04/15/2045	9,500	10,829
4.030% due 10/15/2047	3,484	4,084

Northwell Healthcare, Inc.
3.809% due 11/01/2049	14,900	16,709

NXP BV
3.150% due 05/01/2027	1,800	1,921
3.250% due 05/11/2041	6,300	6,515
3.875% due 09/01/2022	21,118	21,750
4.625% due 06/01/2023	28,016	29,800
5.350% due 03/01/2026	10,000	11,579
5.550% due 12/01/2028	2,200	2,671

Occidental Petroleum Corp.
7.000% due 11/15/2027	1,000	1,147
7.150% due 05/15/2028	14,050	16,525
7.500% due 05/01/2031	8,974	11,680
7.875% due 09/15/2031	2,400	3,204
7.950% due 06/15/2039	28,980	38,452

Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031	5,600	5,492

Odebrecht Oil & Gas Finance Ltd.
0.000% due 11/01/2021 (c)(e)	4,491	39

ONEOK Partners LP
6.125% due 02/01/2041	27,327	35,185
6.200% due 09/15/2043	47,644	61,952
6.650% due 10/01/2036	4,765	6,405
6.850% due 10/15/2037	8,494	11,572

Oracle Corp.
3.600% due 04/01/2040	22,300	23,161
3.600% due 04/01/2050	36,400	36,518
3.650% due 03/25/2041 (g)	18,500	19,162
3.800% due 11/15/2037	8,405	9,080
3.850% due 07/15/2036	1,500	1,631
3.850% due 04/01/2060	61,842	62,985
3.950% due 03/25/2051 (g)	7,500	7,925
4.000% due 07/15/2046	15,350	16,289
4.000% due 11/15/2047	64,510	69,011
4.100% due 03/25/2061 (g)	45,650	48,704
4.125% due 05/15/2045	5,100	5,502
4.500% due 07/08/2044	1,400	1,612

Orlando Health Obligated Group
3.327% due 10/01/2050	8,500	9,069

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Otis Worldwide Corp.
3.362% due 02/15/2050	$6,400	$6,707

Ovintiv, Inc.
5.150% due 11/15/2041	1,581	1,793
7.200% due 11/01/2031	11,096	14,907
7.375% due 11/01/2031	4,600	6,249

Owens Corning
4.300% due 07/15/2047	21,440	24,756
4.400% due 01/30/2048	24,550	28,783
7.000% due 12/01/2036	246	355

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	14,885	16,080
6.000% due 04/07/2023	19,900	21,198

Packaging Corp. of America
4.050% due 12/15/2049	9,600	11,196

PeaceHealth Obligated Group
4.787% due 11/15/2048	2,200	2,977

Penske Truck Leasing Co. LP
4.250% due 01/17/2023	7,204	7,542

Perrigo Finance Unlimited Co.
3.150% due 06/15/2030	14,800	15,320

Pertamina Persero PT
6.000% due 05/03/2042	5,000	6,194
6.450% due 05/30/2044	5,700	7,455

Petroleos Mexicanos
6.350% due 02/12/2048	71,109	60,194
6.500% due 03/13/2027	1,600	1,692
6.750% due 09/21/2047	107,031	93,513
6.840% due 01/23/2030	5,990	6,195
6.950% due 01/28/2060	8,284	7,251
7.690% due 01/23/2050	17,742	16,824

Petronas Capital Ltd.
4.550% due 04/21/2050	400	491

Pfizer, Inc.
4.200% due 09/15/2048	600	747
4.300% due 06/15/2043	400	489
4.400% due 05/15/2044	3,900	4,867
5.600% due 09/15/2040	18,365	25,942

Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	2,037
4.125% due 03/04/2043	2,575	2,881
4.250% due 11/10/2044	26,000	29,781
4.375% due 11/15/2041	11,100	12,851
4.875% due 11/15/2043	2,500	3,071

Pioneer Natural Resources Co.
7.200% due 01/15/2028	24,475	31,165

Prosus NV
3.680% due 01/21/2030	1,600	1,661
3.832% due 02/08/2051	12,300	11,217
4.027% due 08/03/2050	4,000	3,755

PulteGroup, Inc.
5.000% due 01/15/2027	2,000	2,319
5.500% due 03/01/2026	3,275	3,800

Qatar Petroleum
3.125% due 07/12/2041	700	701
3.300% due 07/12/2051	24,800	25,098

QVC, Inc.
4.375% due 03/15/2023	5,558	5,804
4.850% due 04/01/2024	4,800	5,190
5.950% due 03/15/2043	28,765	30,250

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	4,806	5,470
6.332% due 09/30/2027	3,535	4,044

Raytheon Technologies Corp.
3.125% due 07/01/2050	1,715	1,736
4.050% due 05/04/2047	7,100	8,255
4.350% due 04/15/2047	2,900	3,488
4.450% due 11/16/2038	6,200	7,514

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	2,150	2,047

Reynolds American, Inc.
5.850% due 08/15/2045	21,248	25,534
6.150% due 09/15/2043	10,920	13,500

Rockies Express Pipeline LLC
7.500% due 07/15/2038	25,640	29,144

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	99

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rogers Communications, Inc.
3.700% due 11/15/2049	$2,200	$2,290

Royalty Pharma PLC
3.300% due 09/02/2040	12,900	12,880
3.350% due 09/02/2051	4,000	3,797
3.550% due 09/02/2050	17,900	17,619

S&P Global, Inc.
2.300% due 08/15/2060	5,900	5,027
3.250% due 12/01/2049	3,200	3,453

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	24,200	27,038
4.500% due 05/15/2030	26,265	30,291
5.000% due 03/15/2027	36,700	42,214
5.625% due 03/01/2025	300	341
5.750% due 05/15/2024	8,950	9,971
5.875% due 06/30/2026	7,556	8,897
6.250% due 03/15/2022	6,500	6,575

Sands China Ltd.
2.300% due 03/08/2027	600	581
4.375% due 06/18/2030	19,300	20,179
5.125% due 08/08/2025	31,500	33,957
5.400% due 08/08/2028	38,300	42,346

Santos Finance Ltd.
3.649% due 04/29/2031	35,700	36,389

Saudi Arabian Oil Co.
3.250% due 11/24/2050	18,600	17,777
3.500% due 11/24/2070	21,100	19,894

Seagate HDD Cayman
4.125% due 01/15/2031	5,000	5,237
5.750% due 12/01/2034	300	351

Siemens Financieringsmaatschappij NV
2.875% due 03/11/2041	18,600	18,891

Skyworks Solutions, Inc.
3.000% due 06/01/2031	20,200	20,676

South Jersey Industries, Inc.
5.020% due 04/15/2031	28,000	30,510

Southern Co.
3.700% due 04/30/2030	100	110
3.750% due 09/15/2051 •	21,400	21,856
4.250% due 07/01/2036	9,300	10,723
4.400% due 07/01/2046	19,705	23,212

Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	11,827

Southwest Airlines Co.
4.750% due 05/04/2023	6,470	6,889
5.250% due 05/04/2025	7,465	8,431

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,558
4.600% due 06/15/2028	800	795

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	4,900	5,140

Sprint Spectrum Co. LLC
5.152% due 09/20/2029	22,100	25,283

Standard Industries, Inc.
4.750% due 01/15/2028	18,600	19,321
5.000% due 02/15/2027	2,380	2,457

Starbucks Corp.
3.500% due 11/15/2050	20,358	21,653
4.450% due 08/15/2049	2,000	2,449

Stryker Corp.
2.900% due 06/15/2050	8,500	8,495

Suncor Energy, Inc.
6.500% due 06/15/2038	100	139

Sutter Health
3.161% due 08/15/2040	1,950	2,028
3.361% due 08/15/2050	2,600	2,757

Suzano Austria GmbH
6.000% due 01/15/2029	13,600	15,977
7.000% due 03/16/2047	12,770	16,761

Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	1,200	1,253

Syngenta Finance NV
3.125% due 03/28/2022	1,500	1,515
4.441% due 04/24/2023	1,000	1,046
4.892% due 04/24/2025	6,950	7,609
5.676% due 04/24/2048	13,575	16,579

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SYNNEX Corp.
2.375% due 08/09/2028	$9,200	$9,118
2.650% due 08/09/2031	18,250	17,870

T-Mobile USA, Inc.
2.050% due 02/15/2028	12,600	12,709
2.550% due 02/15/2031	9,500	9,540
3.300% due 02/15/2051	34,900	33,818
3.600% due 11/15/2060	27,900	27,488
3.750% due 04/15/2027	14,400	15,874
3.875% due 04/15/2030	3,195	3,529
4.375% due 04/15/2040	18,700	21,568
4.500% due 04/15/2050	40,300	47,061

Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	4,800	4,873
3.375% due 07/09/2060	5,700	5,962

Teck Resources Ltd.
6.125% due 10/01/2035	10,000	12,984

Telefonica Emisiones S.A.
4.895% due 03/06/2048	20,230	24,366
5.213% due 03/08/2047	18,400	22,997
5.520% due 03/01/2049	13,300	17,430
7.045% due 06/20/2036	15,097	21,811

Tencent Holdings Ltd.
2.390% due 06/03/2030	22,675	22,308
3.240% due 06/03/2050	14,300	13,484
3.290% due 06/03/2060	13,300	12,422
3.595% due 01/19/2028	4,000	4,287
3.680% due 04/22/2041	61,500	63,882
3.840% due 04/22/2051	9,100	9,479
3.925% due 01/19/2038	12,700	13,497
3.940% due 04/22/2061	14,300	15,322
3.975% due 04/11/2029	52,663	57,791

Tencent Music Entertainment Group
2.000% due 09/03/2030	1,800	1,697

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	4,500	4,657
7.625% due 04/01/2037	320	461

Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	8,137	8,208

Texas Eastern Transmission LP
4.150% due 01/15/2048	400	451

Thomson Reuters Corp.
5.650% due 11/23/2043	23,336	31,918

Time Warner Cable LLC
4.500% due 09/15/2042	18,500	20,279
5.500% due 09/01/2041	14,800	18,167
5.875% due 11/15/2040	5,200	6,570
6.550% due 05/01/2037	7,306	9,872
6.750% due 06/15/2039	52,495	71,963
7.300% due 07/01/2038	2,080	2,988

Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,253
8.375% due 07/15/2033	18,420	27,390

Topaz Solar Farms LLC
4.875% due 09/30/2039	5,362	5,806

TotalEnergies Capital International S.A.
3.386% due 06/29/2060	17,700	18,599
3.461% due 07/12/2049	6,800	7,289

TransCanada PipeLines Ltd.
4.625% due 03/01/2034	2,000	2,358
4.875% due 05/15/2048	27,100	34,248
6.200% due 10/15/2037	3,484	4,759
7.250% due 08/15/2038	1,075	1,604
7.625% due 01/15/2039	10,020	15,525

Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	26,084
5.400% due 08/15/2041	4,330	5,625

Trustees of the University of Pennsylvania
4.674% due 09/01/2112	2,500	3,626

TSMC Global Ltd.
2.250% due 04/23/2031	5,200	5,183

TTX Co.
4.600% due 02/01/2049	3,700	4,786

Tyson Foods, Inc.
4.550% due 06/02/2047	1,000	1,229
5.100% due 09/28/2048	1,800	2,381

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	$6,599	$6,731
4.625% due 12/03/2026	2,235	2,244
7.125% due 04/22/2025	1,651	1,759

Union Pacific Corp.
2.973% due 09/16/2062	3,300	3,189
3.200% due 05/20/2041	32,000	33,765
3.250% due 02/05/2050	6,600	6,940
3.550% due 08/15/2039	2,800	3,126
3.550% due 05/20/2061	32,100	34,768
3.750% due 02/05/2070	9,600	10,810
3.799% due 04/06/2071	12,500	14,089
3.839% due 03/20/2060	90	103
3.950% due 08/15/2059	3,700	4,338

United Airlines Pass-Through Trust
3.100% due 01/07/2030	27,060	28,281
3.100% due 04/07/2030	3,450	3,451
3.450% due 06/01/2029	2,351	2,484
3.450% due 01/07/2030	839	847
3.500% due 09/01/2031	4,122	4,361
3.750% due 03/03/2028	5,104	5,379
4.000% due 10/11/2027	11,851	12,533
4.150% due 02/25/2033	8,932	9,645
4.300% due 02/15/2027	11,910	12,808
4.550% due 02/25/2033	14,037	14,948
5.875% due 04/15/2029	46,745	52,405

UnitedHealth Group, Inc.
3.050% due 05/15/2041	27,200	28,140
3.250% due 05/15/2051	27,200	28,814
3.700% due 08/15/2049	7,300	8,303
3.750% due 10/15/2047	6,400	7,318
3.875% due 08/15/2059	6,400	7,519
4.200% due 01/15/2047	285	350
4.625% due 11/15/2041	14,000	17,627
4.750% due 07/15/2045	10,099	13,252
5.950% due 02/15/2041	4,700	6,781
6.875% due 02/15/2038	150	230

Utah Acquisition Sub, Inc.
5.250% due 06/15/2046	4,853	5,946

Vale Overseas Ltd.
3.750% due 07/08/2030	3,800	3,941
6.250% due 08/10/2026	28,600	33,833
6.875% due 11/21/2036	22,806	30,417
6.875% due 11/10/2039	13,333	18,056

Valero Energy Corp.
4.000% due 04/01/2029	10,000	11,000

VeriSign, Inc.
2.700% due 06/15/2031	10,800	10,990

Verisk Analytics, Inc.
3.625% due 05/15/2050	11,900	12,679

ViacomCBS, Inc.
4.850% due 07/01/2042	3,334	4,016
4.900% due 08/15/2044	4,027	4,941

VMware, Inc.
1.800% due 08/15/2028	5,600	5,522
2.200% due 08/15/2031	7,700	7,534
3.900% due 08/21/2027	18,200	20,297
4.500% due 05/15/2025	2,900	3,232
4.650% due 05/15/2027	7,000	8,044
4.700% due 05/15/2030	25,900	30,552

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025	1,900	2,032

Walt Disney Co.
2.750% due 09/01/2049	22,900	22,018
3.500% due 05/13/2040	10,100	11,162
3.600% due 01/13/2051	14,900	16,619
3.800% due 05/13/2060	61,500	71,171
4.750% due 09/15/2044	6,000	7,741

Waste Management, Inc.
2.950% due 06/01/2041	4,600	4,717

West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,500	1,605

West Virginia United Health System Obligated Group
3.129% due 06/01/2050	4,400	4,462

Western & Southern Life Insurance Co.
3.750% due 04/28/2061	24,300	26,295
5.150% due 01/15/2049	16,000	21,131

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Western Digital Corp.
4.750% due 02/15/2026		$9,300	$10,312

Westinghouse Air Brake Technologies Corp.
4.950% due 09/15/2028		4,690	5,401

Whirlpool Corp.
5.150% due 03/01/2043		21,075	26,590

Williams Cos., Inc.
8.750% due 03/15/2032		2,610	3,997

Woodside Finance Ltd.
4.500% due 03/04/2029		6,700	7,522

Wynn Las Vegas LLC
4.250% due 05/30/2023		10,547	10,643
5.500% due 03/01/2025		24,650	25,174

Yale University
2.402% due 04/15/2050		6,900	6,666

Yara International ASA
3.148% due 06/04/2030		6,300	6,650
4.750% due 06/01/2028		5,900	6,812

Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,681	1,839
4.450% due 08/15/2045		2,600	3,089

Zoetis, Inc.
3.950% due 09/12/2047		9,000	10,493
4.450% due 08/20/2048		7,500	9,448
4.700% due 02/01/2043		9,069	11,556

			12,448,651

UTILITIES 15.2%

AEP Texas, Inc.
3.450% due 05/15/2051		10,000	10,356
4.150% due 05/01/2049		8,900	10,295

AES Corp.
3.950% due 07/15/2030		7,000	7,710

Alabama Power Co.
3.450% due 10/01/2049		3,500	3,788
3.850% due 12/01/2042		2,950	3,358
4.300% due 07/15/2048		8,700	10,737
5.200% due 06/01/2041		200	258

Ameren Illinois Co.
2.900% due 06/15/2051		34,000	34,584
3.250% due 03/15/2050		2,600	2,770
3.700% due 12/01/2047		3,700	4,221

American Transmission Systems, Inc.
5.000% due 09/01/2044		13,395	17,265

American Water Capital Corp.
3.750% due 09/01/2047		5,000	5,613
4.300% due 12/01/2042		8,700	10,542
6.593% due 10/15/2037		150	220

Appalachian Power Co.
4.400% due 05/15/2044		6,350	7,461
5.800% due 10/01/2035		2,176	2,826
6.375% due 04/01/2036		5,146	7,076
6.700% due 08/15/2037		3,600	5,076
7.000% due 04/01/2038		2,978	4,408

Arizona Public Service Co.
3.350% due 05/15/2050		13,650	14,273
3.500% due 12/01/2049		7,100	7,578
4.500% due 04/01/2042		3,500	4,239

AT&T, Inc.
3.150% due 09/04/2036	EUR	4,500	6,326
3.300% due 02/01/2052		$28,600	27,756
3.500% due 09/15/2053		113,397	112,454
3.500% due 02/01/2061		38,650	37,071
3.550% due 09/15/2055		139,782	138,127
3.650% due 06/01/2051		15,150	15,469
3.650% due 09/15/2059		270,941	270,726
3.800% due 12/01/2057		201,180	205,948
3.850% due 06/01/2060		10,020	10,385
8.750% due 11/15/2031		265	397

Atmos Energy Corp.
4.300% due 10/01/2048		16,900	20,522

Berkshire Hathaway Energy Co.
2.850% due 05/15/2051		5,023	4,808
4.450% due 01/15/2049		27,790	34,359
4.500% due 02/01/2045		580	705

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BG Energy Capital PLC
5.125% due 10/15/2041	$31,445	$41,287

Black Hills Corp.
4.200% due 09/15/2046	4,284	4,873

Boston Gas Co.
4.487% due 02/15/2042	7,784	9,023

British Telecommunications PLC
9.625% due 12/15/2030	12,575	19,260

Brooklyn Union Gas Co.
4.487% due 03/04/2049	7,500	8,771

CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050	4,400	4,457
3.350% due 04/01/2051	15,400	16,784
4.250% due 02/01/2049	4,200	5,226

Cleco Corporate Holdings LLC
4.973% due 05/01/2046	400	490

Cleco Power LLC
6.000% due 12/01/2040	18,175	24,932

Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	9,338

CMS Energy Corp.
4.700% due 03/31/2043	3,837	4,714

Commonwealth Edison Co.
3.000% due 03/01/2050	3,200	3,216
3.125% due 03/15/2051	17,300	17,849

Connecticut Light & Power Co.
2.050% due 07/01/2031	5,625	5,617
4.000% due 04/01/2048	1,300	1,554
4.300% due 04/15/2044	13,009	15,889

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	9,480	8,831
3.600% due 06/15/2061	15,830	16,575
3.950% due 04/01/2050	3,400	3,884
4.125% due 05/15/2049	18,110	21,032
4.200% due 03/15/2042	5,000	5,757
4.500% due 05/15/2058	33,831	40,966
4.625% due 12/01/2054	2,285	2,829
5.500% due 12/01/2039	4,900	6,462
5.700% due 06/15/2040	4,900	6,653

Consumers Energy Co.
4.050% due 05/15/2048	8,100	9,638
4.100% due 11/15/2045	2,150	2,499
4.350% due 04/15/2049	14,000	17,459

Dayton Power & Light Co.
3.950% due 06/15/2049	12,500	14,069

Deutsche Telekom AG
3.625% due 01/21/2050	12,900	13,759

Dominion Energy, Inc.
2.250% due 08/15/2031	19,100	19,055

DTE Electric Co.
2.950% due 03/01/2050	4,100	4,119
3.250% due 04/01/2051	8,400	8,910
3.950% due 06/15/2042	500	571
4.300% due 07/01/2044	9,150	11,228

Duke Energy Carolinas LLC
3.200% due 08/15/2049	17,700	18,385
3.450% due 04/15/2051	5,600	6,067
3.700% due 12/01/2047	15,355	17,098
3.750% due 06/01/2045	4,358	4,867
3.875% due 03/15/2046	2,034	2,303
3.950% due 03/15/2048	9,915	11,504
4.000% due 09/30/2042	3,500	4,007
4.250% due 12/15/2041	16,400	19,513

Duke Energy Corp.
3.300% due 06/15/2041	7,450	7,577
3.500% due 06/15/2051	7,450	7,684
3.750% due 09/01/2046	17,850	19,099
3.950% due 08/15/2047	4,670	5,165
4.200% due 06/15/2049	5,000	5,740

Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	9,168
5.650% due 04/01/2040	6,000	8,306

Duke Energy Indiana LLC
4.900% due 07/15/2043	105	134

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Energy Progress LLC
2.500% due 08/15/2050		$25,000	$22,735
3.600% due 09/15/2047		44,900	49,555
4.100% due 03/15/2043		6,026	7,066

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030		3,700	3,672

E.ON International Finance BV
6.650% due 04/30/2038		3,020	4,408

Electricite de France S.A.
4.950% due 10/13/2045		14,855	18,957
5.000% due 09/21/2048		6,300	8,228
6.000% due 01/22/2114		19,398	27,351

Emera U.S. Finance LP
4.750% due 06/15/2046		11,300	13,359

Enable Midstream Partners LP
4.400% due 03/15/2027		800	887
5.000% due 05/15/2044		38,367	42,138

Enel Finance International NV
2.875% due 07/12/2041		22,600	22,043
3.625% due 05/25/2027		7,900	8,751
4.750% due 05/25/2047		47,580	59,183

Entergy Arkansas LLC
3.350% due 06/15/2052		3,100	3,281

Entergy Corp.
3.750% due 06/15/2050		17,000	18,277

Entergy Mississippi LLC
3.500% due 06/01/2051		1,500	1,645

Entergy Texas, Inc.
4.500% due 03/30/2039		4,000	4,722

Evergy Kansas Central, Inc.
3.450% due 04/15/2050		8,300	8,912

Evergy Metro, Inc.
4.125% due 04/01/2049		15,431	18,472
4.200% due 06/15/2047		1,200	1,437

Eversource Energy
3.350% due 03/15/2026		2,838	3,037

Exelon Corp.
4.700% due 04/15/2050		500	633
5.625% due 06/15/2035		7,000	9,078

Exelon Generation Co. LLC
5.600% due 06/15/2042		21,664	26,159
6.250% due 10/01/2039		13,115	16,770

FirstEnergy Corp.
2.250% due 09/01/2030		6,392	6,179
3.400% due 03/01/2050		15,400	14,843
5.350% due 07/15/2047		700	855

FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,716
4.350% due 01/15/2025		10,846	11,800
4.550% due 04/01/2049		2,969	3,484
5.450% due 07/15/2044		10,100	12,921

Florida Power & Light Co.
3.700% due 12/01/2047		18,800	21,727
4.050% due 10/01/2044		4,200	5,050

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		17,950	18,531
6.000% due 11/27/2023		22,325	24,561

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	24,900	28,840
2.950% due 01/27/2029		$21,000	20,640
3.250% due 02/25/2030		26,400	26,329

Georgia Power Co.
3.250% due 03/15/2051		22,700	22,882

Idaho Power Co.
4.850% due 08/15/2040		9,000	10,975

Indiana Michigan Power Co.
3.250% due 05/01/2051		14,800	15,322
4.250% due 08/15/2048		5,000	6,056
4.550% due 03/15/2046		500	626

Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	7,108

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		14,524	16,316

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	101

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jersey Central Power & Light Co.
2.750% due 03/01/2032	$11,500	$11,794
6.150% due 06/01/2037	8,562	11,448

Kentucky Utilities Co.
3.300% due 06/01/2050	6,400	6,693
4.375% due 10/01/2045	7,100	8,591
5.125% due 11/01/2040	14,500	18,670

Louisville Gas & Electric Co.
4.250% due 04/01/2049	7,900	9,554

Metropolitan Edison Co.
3.500% due 03/15/2023	1,900	1,962
4.300% due 01/15/2029	3,000	3,367

MidAmerican Energy Co.
3.650% due 08/01/2048	6,000	6,741
3.950% due 08/01/2047	8,262	9,684
4.250% due 07/15/2049	1,800	2,227
4.400% due 10/15/2044	500	614

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029	12,200	13,142

Mississippi Power Co.
3.100% due 07/30/2051	14,800	14,688
4.250% due 03/15/2042	7,400	8,722

Monongahela Power Co.
5.400% due 12/15/2043	9,061	11,845

National Rural Utilities Cooperative Finance Corp.
4.400% due 11/01/2048	7,000	8,768

New York State Electric & Gas Corp.
3.300% due 09/15/2049	6,800	7,034

NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/2079 •	5,100	5,988

NGPL PipeCo LLC
7.768% due 12/15/2037	1,100	1,579

Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,850	4,312

NiSource, Inc.
3.950% due 03/30/2048	7,200	8,159
4.375% due 05/15/2047	14,845	17,657
5.650% due 02/01/2045	8,640	11,881
5.800% due 02/01/2042	6,723	9,027

Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022	22,300	23,234

NSTAR Electric Co.
4.400% due 03/01/2044	1,500	1,857

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 ^(b)	7,780	4,337

Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 ^	495	490

Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 ^(b)	6,969	1,660

Oglethorpe Power Corp.
3.750% due 08/01/2050	12,100	12,892
5.050% due 10/01/2048	30,000	37,202
5.250% due 09/01/2050	25,000	31,658

Ohio Edison Co.
6.875% due 07/15/2036	3,500	5,035
8.250% due 10/15/2038	1,000	1,626

Ohio Power Co.
2.900% due 10/01/2051	5,600	5,424

Oklahoma Gas and Electric Co.
5.850% due 06/01/2040	4,000	5,495

Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	7,500	7,841
4.100% due 11/15/2048	421	507
5.250% due 09/30/2040	15,100	20,409
5.300% due 06/01/2042	600	822
7.250% due 01/15/2033	1,900	2,785
7.500% due 09/01/2038	2,590	4,168

ONEOK, Inc.
4.000% due 07/13/2027	2,730	3,028
4.950% due 07/13/2047	4,900	5,804
5.200% due 07/15/2048	69,923	84,808
7.150% due 01/15/2051	7,000	10,161

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~		$17,400	$17,408
2.100% due 08/01/2027		3,700	3,613
2.500% due 02/01/2031		22,900	21,814
2.950% due 03/01/2026 ^		300	308
3.150% due 01/01/2026		25,332	26,188
3.250% due 06/01/2031		2,100	2,095
3.300% due 03/15/2027 ^		4,910	5,101
3.300% due 12/01/2027 ^		8,000	8,240
3.300% due 08/01/2040		11,300	10,444
3.400% due 08/15/2024 ^		1,000	1,038
3.450% due 07/01/2025		5,564	5,814
3.500% due 08/01/2050		66,788	60,874
3.750% due 02/15/2024 ^		1,800	1,878
3.750% due 07/01/2028		4,564	4,779
3.750% due 08/15/2042 ^		18,181	16,506
3.950% due 12/01/2047 ^		11,500	11,088
4.000% due 12/01/2046 ^		22,370	21,626
4.250% due 03/15/2046 ^		26,543	26,181
4.300% due 03/15/2045 ^		9,100	8,999
4.500% due 07/01/2040		19,335	19,765
4.500% due 12/15/2041 ^		22,000	21,604
4.550% due 07/01/2030		10,826	11,715
4.600% due 06/15/2043 ^		10,454	10,453
4.650% due 08/01/2028		17,000	18,603
4.750% due 02/15/2044 ^		6,225	6,350
4.950% due 07/01/2050		28,577	30,456

PacifiCorp
2.900% due 06/15/2052		20,200	19,688
3.300% due 03/15/2051		16,000	16,662
4.125% due 01/15/2049		6,400	7,554

PECO Energy Co.
2.800% due 06/15/2050		6,500	6,389
4.150% due 10/01/2044		8,900	10,616
4.800% due 10/15/2043		1,185	1,508

Pennsylvania Electric Co.
6.150% due 10/01/2038		2,409	3,237

Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	13,100	19,460

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		$9,095	9,316

Plains All American Pipeline LP
3.650% due 06/01/2022		6,271	6,354
4.500% due 12/15/2026		550	615
5.150% due 06/01/2042		300	338
6.700% due 05/15/2036		2,533	3,174

PPL Electric Utilities Corp.
3.000% due 10/01/2049		18,200	18,670
5.200% due 07/15/2041		5,500	7,161

Progress Energy, Inc.
6.000% due 12/01/2039		700	967
7.750% due 03/01/2031		12,091	17,036

PT Perusahaan Listrik Negara
4.000% due 06/30/2050		14,100	13,536
4.875% due 07/17/2049		11,200	11,987

Public Service Co. of Colorado
3.200% due 03/01/2050		10,500	11,157
3.950% due 03/15/2043		1,500	1,717
4.100% due 06/15/2048		4,000	4,850

Public Service Co. of New Hampshire
3.600% due 07/01/2049		4,700	5,297

Public Service Co. of Oklahoma
3.150% due 08/15/2051		5,300	5,290
6.625% due 11/15/2037		1,135	1,617

Puget Energy, Inc.
4.100% due 06/15/2030		6,500	7,169

Puget Sound Energy, Inc.
4.223% due 06/15/2048		3,800	4,578
5.764% due 07/15/2040		8,200	11,194

Rio Oil Finance Trust
9.750% due 01/06/2027		15,224	17,938

San Diego Gas & Electric Co.
2.950% due 08/15/2051		16,900	16,772
3.320% due 04/15/2050		10,305	10,922
3.750% due 06/01/2047		1,550	1,757
3.950% due 11/15/2041		1,968	2,161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.100% due 06/15/2049	$14,172	$16,720
4.150% due 05/15/2048	12,140	14,649
4.500% due 08/15/2040	2,600	3,194

Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	54,700	66,873
5.500% due 04/08/2044	37,700	48,676

Sempra Energy
3.250% due 06/15/2027	3,300	3,577
3.400% due 02/01/2028	1,000	1,079
4.000% due 02/01/2048	8,424	9,433
6.000% due 10/15/2039	15,145	20,841

Shell International Finance BV
3.625% due 08/21/2042	3,900	4,346
4.000% due 05/10/2046	250	295
4.550% due 08/12/2043	7,048	8,843

Southern California Edison Co.
2.950% due 02/01/2051	10,300	9,425
3.650% due 02/01/2050	5,800	5,937
3.650% due 06/01/2051	31,200	32,096
3.700% due 08/01/2025	5,000	5,438
3.900% due 12/01/2041	42,994	44,330
3.900% due 03/15/2043	6,655	7,117
4.000% due 04/01/2047	105,850	113,713
4.050% due 03/15/2042	3,834	4,140
4.125% due 03/01/2048	25,268	27,583
4.500% due 09/01/2040	445	505
4.650% due 10/01/2043	39,850	46,068
4.875% due 03/01/2049	8,096	9,688
5.750% due 04/01/2035	8,073	10,294
6.000% due 01/15/2034	5,900	7,650
6.050% due 03/15/2039	17,000	22,762
6.650% due 04/01/2029	6,995	8,567

Southern California Gas Co.
3.750% due 09/15/2042	4,900	5,474
3.950% due 02/15/2050	8,127	9,523
4.300% due 01/15/2049	4,942	6,124
5.125% due 11/15/2040	1,300	1,687

Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	11,010	12,999
5.875% due 03/15/2041	7,500	10,327

Southwestern Electric Power Co.
2.750% due 10/01/2026	900	947
3.850% due 02/01/2048	20,000	21,950
6.200% due 03/15/2040	14,340	19,984

Southwestern Public Service Co.
3.150% due 05/01/2050	18,050	18,971
6.000% due 10/01/2036	2,000	2,639

Tampa Electric Co.
4.450% due 06/15/2049	18,500	23,008

Telefonica Europe BV
8.250% due 09/15/2030	8,650	12,487

Toledo Edison Co.
2.650% due 05/01/2028	20,000	20,377
6.150% due 05/15/2037	1,900	2,623

Verizon Communications, Inc.
2.987% due 10/30/2056	25,810	23,890
3.000% due 11/20/2060	500	463
3.400% due 03/22/2041	22,600	23,624
3.550% due 03/22/2051	11,000	11,615
3.700% due 03/22/2061	16,400	17,355
3.850% due 11/01/2042	14,860	16,361
4.522% due 09/15/2048	37,092	45,565
4.672% due 03/15/2055	95,125	119,474
4.812% due 03/15/2039	1,902	2,362
4.862% due 08/21/2046	11,526	14,697
5.012% due 04/15/2049	2,386	3,130
5.012% due 08/21/2054	29,600	39,504

Virginia Electric & Power Co.
2.450% due 12/15/2050	1,000	897
3.800% due 09/15/2047	7,900	8,946
4.600% due 12/01/2048	855	1,098
6.000% due 05/15/2037	400	555

Vodafone Group PLC
4.375% due 02/19/2043	3,300	3,839
4.875% due 06/19/2049	33,355	41,667
5.125% due 06/19/2059	28,800	37,668
5.250% due 05/30/2048	24,100	31,243

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.150% due 02/27/2037	$668	$915
6.250% due 11/30/2032	2,650	3,536
7.000% due 04/04/2079 •	5,700	6,977

Washington Gas Light Co.
3.650% due 09/15/2049	1,400	1,577

Wisconsin Electric Power Co.
4.300% due 10/15/2048	15,000	18,631
5.700% due 12/01/2036	220	298

Wisconsin Public Service Corp.
3.300% due 09/01/2049	3,100	3,265

Xcel Energy, Inc.
6.500% due 07/01/2036	6,900	9,839

		4,639,384

Total Corporate Bonds & Notes (Cost $22,442,904)		24,937,619

MUNICIPAL BONDS & NOTES 3.0%

CALIFORNIA 1.3%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	7,000	11,422

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	4,800	7,760

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	595	732
6.907% due 10/01/2050	28,895	51,198
7.043% due 04/01/2050	15,775	27,793

Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	3,201

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	6,720

California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,288

California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	24,279
7.500% due 04/01/2034	4,840	7,459
7.550% due 04/01/2039	12,135	20,472

California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,575	12,613

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	13,117

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,930

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021
3.000% due 06/01/2046 (a)	1,100	1,122

Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	14,983

Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	17,985	30,425

Los Angeles Community College District, California General Obligation Bonds, Series 2020
2.106% due 08/01/2032	6,500	6,542

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,317
7.618% due 08/01/2040	5,200	8,540

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	679

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,205

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	$100	$140

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	3,034

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,359

Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	742

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	14,931

Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	16,592

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	4,305	6,577

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	38,806

Riverside County, California Revenue Bonds, Series 2020
3.818% due 02/15/2038	2,500	2,794

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	646

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,698

University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,915
4.858% due 05/15/2112	14,500	20,422

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	795	1,092

		394,545

FLORIDA 0.0%

State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	3,100	3,151
2.154% due 07/01/2030	11,700	11,837

		14,988

GEORGIA 0.2%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,326	3,497
6.655% due 04/01/2057	42,821	65,423

		68,920

ILLINOIS 0.1%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,236

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	23,220

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	5,855	7,081

Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	1,690	1,949

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,656

		37,142

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	$1,750	$2,618

MASSACHUSETTS 0.0%

Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,073

MICHIGAN 0.1%

University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	15,016
2.562% due 04/01/2050	7,000	6,865

		21,881

NEW JERSEY 0.1%

New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	15,005	23,877

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	7,447

NEW YORK 0.6%

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	18,085	26,481

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	9,294
5.508% due 08/01/2037	800	1,070
5.572% due 11/01/2038	9,000	11,861

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,549

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	616
5.389% due 03/15/2040	200	266

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,265

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,732

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	702

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	280

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	113,513

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,089

		183,718

OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,463

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	40,725	75,723

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	103

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	$1,160	$1,465
7.734% due 02/15/2033	7,325	10,859

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	96

		89,606

PENNSYLVANIA 0.1%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	16,390

TEXAS 0.2%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	19,719

Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	16,000	19,527

University of Texas System Revenue Bonds, Series 2020
2.439% due 08/15/2049	8,700	8,405

		47,651

VIRGINIA 0.0%

University of Virginia Revenue Bonds, (BABs), Series 2009
6.200% due 09/01/2039	1,245	1,922

Total Municipal Bonds & Notes (Cost $668,858)		914,778

U.S. GOVERNMENT AGENCIES 1.4%

Freddie Mac
3.801% due 08/15/2032 ~	4	4
4.321% due 10/25/2052 ~	19,002	21,705

Ginnie Mae
4.500% due 09/15/2033	7	7
8.500% due 09/15/2030	4	4

Ginnie Mae, TBA
2.500% due 11/01/2051	33,400	34,422

Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	10,451	11,358
4.000% due 10/01/2040 - 08/01/2049	1,073	1,160
6.000% due 01/01/2023 - 08/01/2036	2	2
7.000% due 11/01/2026	4	4

Uniform Mortgage-Backed Security, TBA
3.500% due 10/01/2051 - 12/01/2051	316,164	334,788
4.000% due 11/01/2051	7,750	8,313

Total U.S. Government Agencies (Cost $409,486)		411,767

U.S. TREASURY OBLIGATIONS 21.6%

U.S. Treasury Bonds
1.625% due 11/15/2050 (i)	270,631	243,219
1.875% due 02/15/2041 (i)	2,235,286	2,187,262
2.000% due 08/15/2051 (i)	15,196	14,930
2.250% due 05/15/2041 (i)(m)	245,700	255,566
2.250% due 08/15/2049 (i)	150,172	155,710
2.375% due 11/15/2049 (i)	256,771	273,371
2.375% due 05/15/2051 (i)	14,994	16,006
2.500% due 02/15/2045 (i)(k)(m)	188,518	203,644
2.500% due 02/15/2046 (k)	213,985	231,488
2.500% due 05/15/2046 (i)(k)(m)	342,000	370,175
2.750% due 11/15/2042 (i)(k)(m)	43,000	48,370
2.750% due 08/15/2047 (k)	216,500	245,804
2.750% due 11/15/2047 (k)	100,512	114,230
2.875% due 05/15/2043 (k)(m)	23,850	27,378
2.875% due 08/15/2045	105,207	121,341
2.875% due 05/15/2049 (i)	709,437	830,152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 05/15/2045 (i)		$126,548	$148,931
3.000% due 08/15/2048 (i)(m)		312,064	371,917
3.000% due 02/15/2049 (i)		111,228	132,996
3.125% due 02/15/2043 (k)		196,900	234,688
3.125% due 05/15/2048 (i)(k)		242,485	295,112
3.625% due 02/15/2044		61,900	79,699

U.S. Treasury Inflation Protected Securities (d)
3.875% due 04/15/2029 (k)		996	1,391

U.S. Treasury STRIPS
0.000% due 11/15/2050 (c)		3,500	1,891

Total U.S. Treasury Obligations (Cost $5,955,589)			6,605,271

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037		20,220	25,112

BCAP LLC Trust
0.939% due 11/26/2046 •		12	12

Countrywide Home Loan Mortgage Pass-Through Trust
0.746% due 02/25/2035 •		11	12

HomeBanc Mortgage Trust
0.746% due 07/25/2035 •		5,333	5,375

Merrill Lynch Mortgage Investors Trust
0.859% due 01/25/2029 •		43	44
0.973% due 03/25/2028 •		10	10

Natixis Commercial Mortgage Securities Trust
3.821% due 02/15/2039		9,900	10,970

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		15,779	16,253

Structured Adjustable Rate Mortgage Loan Trust
2.405% due 09/25/2034 ~		266	273

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •	GBP	7,732	10,505

Total Non-Agency Mortgage-Backed Securities (Cost $64,932)			68,566

ASSET-BACKED SECURITIES 0.5%

AASET U.S. Ltd.
3.844% due 01/16/2038		$7,702	7,586

AIM Aviation Finance Ltd.
4.213% due 02/15/2040 þ		11,089	9,582

Finance America Mortgage Loan Trust
0.956% due 11/25/2034 •		7,227	7,238

JP Morgan Mortgage Acquisition Corp.
0.806% due 12/25/2035 •		4,748	4,755

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		6,138	6,124

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		16,883	16,805

MAPS Ltd.
4.212% due 05/15/2043		7,114	7,186

METAL LLC
4.581% due 10/15/2042		13,073	12,032

Morgan Stanley ABS Capital, Inc. Trust
0.941% due 03/25/2034 •		6,133	6,114

RBSSP Resecuritization Trust
0.244% due 11/26/2036 •		680	675

RR Ltd.
1.476% due 01/15/2033 •		15,500	15,535

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		10,218	10,106

SBA Tower Trust
3.869% due 10/15/2049 þ		11,400	11,924

Sprite Ltd.
4.250% due 12/15/2037		9,211	9,165

START Ireland
4.089% due 03/15/2044		4,837	4,850

Structured Asset Securities Corp. Mortgage Loan Trust
1.086% due 08/25/2037 •		186	189

Towd Point Mortgage Trust
1.086% due 05/25/2058 •		2,563	2,585

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture CLO Ltd.
1.264% due 04/20/2032 •		$8,000	$7,988

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		25,000	25,572

Total Asset-Backed Securities (Cost $167,036)			166,011

SOVEREIGN ISSUES 2.7%

Australia Government International Bond
1.000% due 11/21/2031	AUD	64,750	44,670

Brazil Government International Bond
5.000% due 01/27/2045		$46,630	43,633

Colombia Government International Bond
6.125% due 01/18/2041		200	220

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	33,295
3.125% due 04/16/2030		13,700	14,893
3.875% due 04/16/2050		12,600	14,428

Indonesia Government International Bond
4.200% due 10/15/2050		15,200	16,873

Israel Government International Bond
3.800% due 05/13/2060		2,100	2,335
3.875% due 07/03/2050		18,000	20,553
4.125% due 01/17/2048		13,300	16,025
4.500% due 04/03/2120		4,600	5,790

Mexico Government International Bond
3.771% due 05/24/2061		59,442	52,894
4.280% due 08/14/2041		1,500	1,534
5.750% due 10/12/2110		1,550	1,769

Peru Government International Bond
5.350% due 08/12/2040	PEN	29,300	5,635
5.400% due 08/12/2034		28,600	5,976
5.940% due 02/12/2029		183,200	44,473
6.150% due 08/12/2032		116,800	27,396
6.350% due 08/12/2028		222,300	55,528
6.900% due 08/12/2037		21,533	4,992
6.950% due 08/12/2031		115,700	29,029
8.200% due 08/12/2026		224,000	60,993

Perusahaan Penerbit SBSN Indonesia
3.800% due 06/23/2050		$6,200	6,321

Qatar Government International Bond
3.875% due 04/23/2023		700	737
4.000% due 03/14/2029		14,500	16,511
4.400% due 04/16/2050		6,800	8,314
4.817% due 03/14/2049		4,000	5,155
5.103% due 04/23/2048		28,900	38,410

Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	10,320
2.875% due 04/13/2042		9,100	9,866

Russia Government International Bond
7.650% due 04/10/2030	RUB	1,638,100	23,201
8.500% due 09/17/2031		2,579,500	38,717

Saudi Government International Bond
3.250% due 10/26/2026		$8,900	9,607
3.450% due 02/02/2061		13,100	12,889
4.000% due 04/17/2025		500	548
4.500% due 10/26/2046		47,700	55,161
4.625% due 10/04/2047		14,800	17,433
5.000% due 04/17/2049		15,000	18,718

South Africa Government International Bond
4.850% due 09/30/2029		7,300	7,522
5.750% due 09/30/2049		38,900	37,158

Uruguay Government International Bond
4.975% due 04/20/2055		5,100	6,399

Total Sovereign Issues (Cost $891,127)			825,921

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%		20,200	29,936

Total Convertible Preferred Securities (Cost $24,500)			29,936

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 4.7%

BANKING & FINANCE 3.6%

AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(e)	130,000	$14,072

Bank of America Corp.
4.300% due 01/28/2025 •(e)	3,200,000	3,260
5.125% due 06/20/2024 •(e)	19,798,000	21,012
5.875% due 03/15/2028 •(e)	131,854,000	150,656

Bank of New York Mellon Corp.
3.542% (US0003M + 3.420%) due 12/20/2021 ~(e)	5,700,000	5,730
4.700% due 09/20/2025 •(e)	10,300,000	11,330

Capital One Financial Corp.
3.950% due 09/01/2026 •(e)	16,000,000	16,520

Charles Schwab Corp.
4.000% due 06/01/2026 •(e)	27,200,000	28,424
4.000% due 12/01/2030 •(e)	58,800,000	60,726
4.625% due 03/01/2022 •(e)	3,000,000	3,037
5.000% due 12/01/2027 •(e)	16,550,000	17,656
5.375% due 06/01/2025 •(e)	17,369,000	19,345

Citigroup, Inc.
3.875% due 02/18/2026 •(e)	50,500,000	51,699
4.000% due 12/10/2025 •(e)	7,000,000	7,271
4.700% due 01/30/2025 •(e)	300,000	307
5.950% due 05/15/2025 •(e)	7,100,000	7,766

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(e)	8,500,000	8,683

HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(e)	8,956,000	16,791

HSBC Capital Funding LP
10.176% due 06/30/2030 •(e)	2,200,000	3,631

JPMorgan Chase & Co.
3.451% (US0003M + 3.320%) due 01/01/2022 ~(e)	19,175,000	19,247
3.599% (US0003M + 3.470%) due 01/30/2022 ~(e)	29,187,000	29,347
3.650% due 06/01/2026 •(e)	49,900,000	50,212
4.000% due 04/01/2025 •(e)	20,700,000	20,801
4.600% due 02/01/2025 •(e)	44,600,000	45,659
4.625% due 06/01/2026 (e)	868,000	22,915
5.000% due 08/01/2024 •(e)	35,100,000	36,658
6.000% due 08/01/2023 •(e)	8,410,000	8,884
6.100% due 10/01/2024 •(e)	88,700,000	96,455

	SHARES	MARKET VALUE (000S)
6.125% due 04/30/2024 •(e)	29,650,000	$32,059
6.750% due 02/01/2024 •(e)	26,742,000	29,366

MetLife Capital Trust
7.875% due 12/15/2067	23,640,000	32,917

Nationwide Building Society
10.250% ~	9,750	2,575

Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~	258,700	6,791

State Street Corp.
5.625% due 12/15/2023 •(e)(i)	4,500,000	4,763
5.900% (US0003M + 3.108%) due 03/15/2024 ~(e)	52,750	1,491

Stichting AK Rabobank Certificaten
19.437% due 12/29/2049 þ(e)	14,601,825	24,367

SVB Financial Group
4.100% due 02/15/2031 •(e)	12,900,000	13,323

Truist Financial Corp.
5.100% due 03/01/2030 •(e)	17,734,000	20,430

U.S. Bancorp
4.000% due 04/15/2026 (e)	45,900	1,156
5.300% due 04/15/2027 •(e)	20,300,000	23,252

Wells Fargo & Co.
3.900% due 03/15/2026 •(e)	54,074,000	55,798
5.900% due 06/15/2024 •(e)	80,479,000	86,666

		1,113,048

INDUSTRIALS 0.2%

General Electric Co.
3.446% (US0003M + 3.330%) due 12/15/2021 ~(e)	44,282,000	43,443

UTILITIES 0.9%

AT&T Mobility LLC
7.000% due 10/20/2022 «(e)(g)	9,048,456	237,668

CenterPoint Energy, Inc.
6.125% due 09/01/2023 •(e)	13,900,000	14,743

Sempra Energy
4.875% due 10/15/2025 •(e)	28,200,000	30,667

		283,078

Total Preferred Securities (Cost $1,353,723)		1,439,569

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (h) 0.1%
		$39,393

Total Short-Term Instruments (Cost $39,393)		39,393

Total Investments in Securities (Cost $32,304,667)		35,727,217

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	14,559	144

Total Short-Term Instruments (Cost $143)		144

Total Investments in Affiliates (Cost $143)		144

Total Investments 116.6% (Cost $32,304,810)		$35,727,361

Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $308,478)		7,741

Other Assets and Liabilities, net (16.6)%		(5,099,365)

Net Assets 100.0%		$30,635,737

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	105

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$241,035	$237,668	0.78%
AWAS Aviation Capital Ltd.	4.870	10/07/2021	10/02/2014	31,539	31,538	0.10
Citigroup, Inc.	2.561	05/01/2032	04/27/2021	12,500	12,632	0.04
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	4,000	4,080	0.01
Deutsche Bank AG	3.035	05/28/2032	05/25/2021 - 06/16/2021	23,760	24,077	0.08
Morgan Stanley	7.500	04/02/2032	04/27/2021	53,008	50,478	0.16
Oracle Corp.	3.650	03/25/2041	03/22/2021	18,378	19,162	0.06
Oracle Corp.	3.950	03/25/2051	03/22/2021	7,487	7,925	0.03
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 07/08/2021	47,987	48,704	0.16
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	31,029	0.10

				$463,694	$467,293	1.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$39,393	U.S. Treasury Notes 0.125% due 12/31/2022	$(40,181)	$39,393	$39,393

Total Repurchase Agreements						$(40,181)	$39,393	$39,393

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.080%	09/29/2021	10/04/2021		$(16,156)	$(16,156)
BRC	(0.050)	09/24/2021	TBD	(2)	(9,838)	(9,838)
BSN	0.070	09/09/2021	10/06/2021		(129,423)	(129,428)
CIB	0.070	08/03/2021	10/05/2021		(271,334)	(271,365)
DEU	0.070	09/13/2021	10/12/2021		(46,225)	(46,226)
	0.070	09/14/2021	10/05/2021		(11,085)	(11,086)
	0.070	09/30/2021	10/01/2021		(168,906)	(168,906)
GRE	0.070	09/01/2021	10/01/2021		(251,244)	(251,259)
	0.070	09/08/2021	10/07/2021		(44,003)	(44,005)
	0.070	09/13/2021	10/07/2021		(55,770)	(55,772)
	0.070	09/14/2021	10/01/2021		(96,162)	(96,165)
	0.070	10/01/2021	11/01/2021		(371,045)	(371,045)
IND	0.030	09/29/2021	10/01/2021		(15,044)	(15,044)
	0.060	09/30/2021	10/01/2021		(159,460)	(159,460)
JML	(0.100)	09/07/2021	11/08/2021		(3,185)	(3,185)
	(0.070)	09/07/2021	11/08/2021		(3,678)	(3,678)
JPS	(0.100)	09/09/2021	11/08/2021		(4,464)	(4,464)
NOM	0.070	09/23/2021	10/07/2021		(102,000)	(102,002)
NXN	0.070	09/09/2021	10/05/2021		(1,980,277)	(1,980,362)
RDR	(0.050)	08/20/2021	TBD	(2)	(17,121)	(17,120)
STR	0.050	09/30/2021	10/01/2021		(1,628,515)	(1,628,517)
	0.060	10/01/2021	10/04/2021		(1,678,556)	(1,678,556)

Total Reverse Repurchase Agreements						$(7,063,639)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BPG	0.070%	09/24/2021	10/01/2021	$(25,428)	$(25,428)
CSN	0.070	09/28/2021	10/05/2021	(126,165)	(126,166)

Total Sale-Buyback Transactions					$(151,594)

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2051	$98,500	$(99,027)	$(98,596)
Uniform Mortgage-Backed Security, TBA	2.000	12/01/2051	18,400	(18,340)	(18,377)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2051	9,500	(9,819)	(9,777)
Uniform Mortgage-Backed Security, TBA	2.500	12/01/2051	50,530	(51,785)	(51,882)

Total Short Sales (0.6)%				$(178,971)	$(178,632)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(16,156)	$0	$(16,156)	$16,006	$(150)
BRC	0	(9,838)	0	(9,838)	10,201	363
BSN	0	(129,428)	0	(129,428)	129,142	(286)
CIB	0	(271,365)	0	(271,365)	270,371	(994)
DEU	0	(226,218)	0	(226,218)	224,673	(1,545)
FICC	39,393	0	0	39,393	(40,181)	(788)
GRE	0	(818,246)	0	(818,246)	479,372	(338,874)
IND	0	(174,504)	0	(174,504)	173,817	(687)
JML	0	(6,863)	0	(6,863)	7,766	903
JPS	0	(4,464)	0	(4,464)	4,763	299
NOM	0	(102,002)	0	(102,002)	101,725	(277)
NXN	0	(1,980,362)	0	(1,980,362)	1,963,152	(17,210)
RDR	0	(17,120)	0	(17,120)	17,366	246
STR	0	(3,307,073)	0	(3,307,073)	1,663,477	(1,643,596)

Master Securities Forward Transaction Agreement
BPG	0	0	(25,428)	(25,428)	25,377	(51)
CSN	0	0	(126,166)	(126,166)	125,240	(926)

Total Borrowings and Other Financing Transactions	$39,393	$(7,063,639)	$(151,594)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(6,863)	$(26,958)	$(33,821)
U.S. Treasury Obligations	(2,319,351)	(2,656,402)	0	0	(4,975,753)
Preferred Securities	0	0	(4,464)	0	(4,464)

Total	$(2,319,351)	$(2,656,402)	$(11,327)	$(26,958)	$(5,014,038)

Sale-Buyback Transactions
U.S. Treasury Obligations	(25,428)	(126,166)	0	0	(151,594)

Total	$(25,428)	$(126,166)	$0	$0	$(151,594)

Total Borrowings	$(2,344,779)	$(2,782,568)	$(11,327)	$(26,958)	$(5,165,632)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(5,165,632)

(i)	Securities with an aggregate market value of $5,213,018 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(4,163,366) at a weighted average interest rate of 0.050%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	107

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(2,049,601) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2021	847	$134,858	$(3,611)	$106	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Call Options Strike @ EUR 175.000 on Euro-Bund November 2021 Futures(1)	10/2021	1,250	$(29)	$956	$0	$0
Put Options Strike @ EUR 173.000 on Euro-Bund November 2021 Futures(1)	10/2021	1,250	(4,691)	(3,533)	420	(463)

				$(2,577)	$420	$(463)

Total Futures Contracts				$(6,188)	$526	$(463)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.663%	$	11,600	$2,127	$(9)	$2,118	$5	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.066		7,600	24	(6)	18	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.102		3,900	47	(3)	44	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.127		7,600	123	(5)	118	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.140		2,000	40	(1)	39	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.159		17,050	408	(10)	398	0	(4)
Boeing Co.	1.000	Quarterly	12/20/2021	0.362		17,000	32	(2)	30	1	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.617		32,700	171	56	227	0	(6)
Boeing Co.	1.000	Quarterly	06/20/2026	1.008		2,200	(16)	16	0	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.067		1,000	(6)	3	(3)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.657	EUR	5,600	86	11	97	3	0
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.149	$	7,800	48	3	51	1	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.225		4,200	28	(3)	25	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.758		500	7	(2)	5	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.171		6,410	442	(11)	431	0	(2)
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.243		5,300	453	(7)	446	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.353		13,200	192	3	195	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2024	0.415		10,700	169	5	174	0	(6)
General Electric Co.	1.000	Quarterly	12/20/2024	0.458		59,200	935	117	1,052	0	(7)
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		5,200	62	13	75	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		500	6	0	6	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.239		6,800	744	(9)	735	0	(2)
Lennar Corp.	5.000	Quarterly	12/20/2025	0.754		4,900	890	(16)	874	0	(4)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.103		9,200	28	(7)	21	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.113		9,550	71	(6)	65	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.135		15,500	176	(5)	171	0	(1)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.374		15,900	469	2	471	0	(5)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.306		17,700	390	13	403	0	(4)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.589	EUR	31,750	(1,210)	425	(785)	16	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.178	$	14,800	165	(10)	155	1	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	1.153		10,800	1,877	41	1,918	0	(3)
Telefonica Emisiones S.A.	1.000	Quarterly	06/20/2026	0.549	EUR	1,000	23	2	25	0	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.834		4,100	41	13	54	0	(2)
Tesco PLC	1.000	Quarterly	06/20/2028	0.929		20,500	219	(100)	119	0	(7)
Valeo SA	1.000	Quarterly	06/20/2028	1.698		1,100	(41)	(16)	(57)	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.534	$	10,000	240	2	242	0	(3)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.274	EUR	9,600	227	0	227	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.831		6,900	91	2	93	0	(1)

							$9,778	$499	$10,277	$28	$(71)

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$	7,896	$18	$0	$18	$0	$(1)
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022		10,998	24	(13)	11	0	(8)
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023		49,914	93	(40)	53	0	(19)
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023		185,650	(99)	(227)	(326)	0	(81)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		38,164	(7)	(59)	(66)	0	(5)
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024		5,766	(16)	(10)	(26)	0	(1)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025		45,300	(1,683)	(144)	(1,827)	3	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		1,300	(36)	(6)	(42)	0	(1)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		47,700	(1,681)	(202)	(1,883)	0	(16)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025		118,280	2,797	84	2,881	0	(15)
CDX.IG-35 10-Year Index	1.000	Quarterly	12/20/2030		8,700	95	20	115	0	(5)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		4,894,900	116,627	2,789	119,416	0	(1,459)
CDX.IG-36 10-Year Index	1.000	Quarterly	06/20/2031		25,200	203	70	273	0	(10)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		8,062,300	195,586	(1,634)	193,952	0	(3,885)
CDX.IG-37 10-Year Index	1.000	Quarterly	12/20/2031		303,400	2,414	(145)	2,269	0	(240)
iTraxx Asia ex-Japan 36 5-Year Index	1.000	Quarterly	12/20/2026		96,000	558	222	780	160	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	449,300	14,029	(141)	13,888	56	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026		416,900	12,745	42	12,787	45	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026		129,600	4,044	(62)	3,982	11	0

						$345,711	$544	$346,255	$275	$(5,746)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2027	GBP	224,400	$(1,431)	$(3,555)	$(4,986)	$0	$(458)
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2030		51,800	333	2,086	2,419	192	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		225,300	760	6,004	6,764	1,026	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		36,600	(61)	3,344	3,283	547	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	3,100,000	(39)	25	(14)	1	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	3,200	10	(16)	(6)	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		56,900	270	(291)	(21)	1	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		54,800	281	(280)	1	1	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		135,500	489	(701)	(212)	2	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		75,400	1,884	(1,353)	531	0	(47)
Pay	3-Month CAD-Bank Bill	1.963	Semi-Annual	04/22/2031		13,400	363	(265)	98	0	(8)
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		241,100	(6,171)	(5,367)	(11,538)	0	(161)
Receive	3-Month USD-LIBOR	1.476	Semi-Annual	07/21/2031	$	63,200	(1,161)	1,394	233	0	(162)
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025	CLP	2,736,700	0	306	306	2	0
Receive	6-Month CLP-CHILIBOR	1.960	Semi-Annual	05/05/2026		13,000,000	1,267	595	1,862	14	0
Pay	6-Month CLP-CHILIBOR	2.874	Semi-Annual	12/04/2026		10,514,600	(626)	(534)	(1,160)	0	(4)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	EUR	16,500	(158)	1,434	1,276	11	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		14,800	(615)	622	7	51	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024	JPY	23,360,600	(6,759)	546	(6,213)	0	(30)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		290,200	(55)	12	(43)	0	(2)
Pay	28-Day MXN-TIIE	5.125	Lunar	03/24/2023	MXN	3,592,700	(1,552)	(1,003)	(2,555)	113	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023		1,101,300	(406)	(386)	(792)	35	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026		5,055,900	(10,360)	(4,836)	(15,196)	271	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026		1,990,910	(2,124)	(2,116)	(4,240)	100	0
Pay	28-Day MXN-TIIE	6.113	Lunar	05/11/2026		1,154,670	(788)	(1,213)	(2,001)	58	0
Pay	28-Day MXN-TIIE	6.640	Lunar	05/28/2031		65,000	(73)	(106)	(179)	4	0
Pay	28-Day MXN-TIIE	6.655	Lunar	05/29/2031		11,000	(12)	(18)	(30)	1	0
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	786	(703)	83	131	0

							$(25,948)	$(6,375)	$(32,323)	$2,561	$(872)

Total Swap Agreements							$329,541	$(5,332)	$324,209	$2,864	$(6,689)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	109

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$526	$2,864	$3,390	$0	$(463)	$(6,689)	$(7,152)

(k)

Securities with an aggregate market value of $607,966 and cash of $10,543 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	AUD	8,054		$5,845	$22	$0
	10/2021		$7,873	AUD	10,857	0	(24)
	10/2021		121,720	GBP	90,020	0	(427)
	10/2021		38,044	PEN	156,418	0	(218)
	11/2021	AUD	10,857		$7,874	24	0
	11/2021	GBP	90,020		121,725	428	0
	06/2022	PEN	156,418		37,465	347	0

BPS	10/2021		$3,087	GBP	2,253	0	(51)
	11/2021	MXN	149,480		$7,405	200	0
	12/2021		$4,774	MXN	98,315	0	(52)

BRC	10/2021	GBP	96,489		$132,268	2,259	0

CBK	10/2021	AUD	39,107		28,396	124	0
	10/2021	PEN	428,680		114,426	10,784	0
	10/2021		$3,323	EUR	2,801	0	(79)
	10/2021		4,397	GBP	3,190	0	(99)
	11/2021	HUF	1,165		$4	0	0
	11/2021		$191	MXN	3,863	0	(5)
	12/2021		3,171	PEN	13,050	0	(21)
	01/2022	PEN	192,354		$46,654	361	0
	02/2022		130,308		31,729	425	0
	05/2022		65,632		16,049	389	0

GLM	10/2021	RUB	42,176		560	0	(18)
	10/2021		$5,897	MXN	120,997	0	(49)
	11/2021		2,511	GBP	1,867	5	0
	11/2021		9,124	PEN	34,198	0	(861)
	12/2021	MXN	120,997		$5,859	48	0

HUS	10/2021	RUB	10,966		145	0	(5)
	12/2021	PEN	191,131		51,917	5,782	0

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2021	MXN	130,997		$6,516	$186	$0
	10/2021		$4,157	CAD	5,300	28	0
	10/2021		498	MXN	10,000	0	(15)
	10/2021		26	RUB	1,923	0	0

MYI	11/2021	CAD	5,350		$4,199	0	(25)

RBC	10/2021		$869	CAD	1,100	0	(1)

RYL	11/2021	CAD	4,376		$3,407	0	(48)

SCX	10/2021	AUD	12,938		9,384	30	0
	10/2021	EUR	87,435		103,278	1,997	0
	10/2021	JPY	86,505		788	10	0
	10/2021	RUB	336,591		4,473	0	(140)
	10/2021		$1,406	GBP	1,026	0	(23)
	10/2021		1,497	RUB	109,329	1	0
	11/2021	CAD	4,386		$3,460	0	(2)
	11/2021	EUR	84,634		98,140	51	0
	11/2021	JPY	86,505		775	0	(2)

SSB	11/2021		$1,496	CAD	1,909	11	0
	11/2021		1,625	MXN	33,000	0	(35)

TOR	10/2021	CAD	5,300		$4,184	0	(1)
	10/2021		$28,384	AUD	39,169	0	(67)
	11/2021	AUD	39,169		$28,388	67	0
	11/2021		$4,184	CAD	5,300	1	0

UAG	10/2021	RUB	33,186		$440	0	(14)
	10/2021		$7,293	AUD	10,074	0	(11)
	11/2021	AUD	10,074		$7,294	11	0

Total Forward Foreign Currency Contracts						$23,591	$(2,293)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.495%	09/18/2023	50,000	$0	$5,360

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	56,970	6,489	11,574

JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	37,560	4,148	7,630

Total Purchased Options							$10,637	$24,564

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700%	11/17/2021	60,100	$(70)	$(25)

BPS	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	82,300	(81)	(28)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	100,500	(99)	(63)

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	103,500	(119)	(118)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	213,840	(231)	(12)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	73,900	(85)	(19)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	167,000	(198)	(104)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	49,600	(69)	(57)

DUB	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	122,000	(142)	(157)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	117,200	(132)	(30)

FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	42,500	(43)	(23)

GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	57,400	(57)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	44,000	(47)	(3)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	16,000	(17)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	50,000	(50)	(10)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	49,500	(51)	(27)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	74,200	(74)	(79)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	159,700	(168)	(159)

JPM	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	72,300	(89)	(4)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	62,400	(67)	(19)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	61,600	(65)	(38)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	111

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	11/17/2021	158,200	$(158)	$(53)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	172,700	(181)	(109)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	60,000	(56)	(32)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	98,900	(126)	(127)

						$(2,475)	$(1,302)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.050%	09/18/2023	285,000	$0	$(5,600)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.590	10/25/2021	57,400	(373)	(113)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.890	10/25/2021	57,400	(373)	(837)

BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	10/29/2021	176,600	(210)	(211)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.235	10/29/2021	176,600	(210)	(213)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	10/01/2021	54,000	(156)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	10/01/2021	54,000	(156)	(308)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.195	10/04/2021	37,100	(104)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.495	10/04/2021	37,100	(104)	(242)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	170,230	(6,317)	(11,735)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.543	10/13/2021	68,600	(385)	(17)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.843	10/13/2021	68,600	(385)	(1,025)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.228	10/04/2021	44,300	(106)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.528	10/04/2021	44,300	(106)	(183)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.243	10/12/2021	50,200	(119)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.543	10/12/2021	50,200	(119)	(289)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.606	10/07/2021	48,000	(300)	(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.906	10/07/2021	48,000	(300)	(226)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.518	10/15/2021	41,900	(245)	(14)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.818	10/15/2021	41,900	(245)	(843)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.569	10/18/2021	33,800	(217)	(28)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.869	10/18/2021	33,800	(216)	(477)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.635	10/27/2021	39,000	(268)	(139)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.935	10/27/2021	39,000	(268)	(439)

JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	112,670	(4,076)	(7,767)

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.490	10/20/2021	36,000	(254)	(16)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.790	10/20/2021	36,000	(254)	(939)

							$(15,866)	$(31,667)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 30-Year Interest Rate Floor(2)	0.600%	6-Month EUR-EURIBOR	10/04/2021	500,000	$(101)	$0
	Put - OTC 30-Year Interest Rate Floor(2)	0.700	6-Month EUR-EURIBOR	10/04/2021	500,000	(101)	0

GLM	Call - OTC 30-Year Interest Rate Floor(2)	0.660	6-Month EUR-EURIBOR	10/18/2021	1,000,000	(152)	(180)
	Put - OTC 30-Year Interest Rate Floor(2)	0.760	6-Month EUR-EURIBOR	10/18/2021	1,000,000	(176)	(17)

						$(530)	$(197)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	$98.555	12/06/2021	11,400	$(44)	$(41)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	11,400	(25)	(46)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	9,600	(31)	(2)

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	8,400	(12)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	13,100	(48)	(56)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	8,500	(21)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	8,600	(15)	(16)

SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.648	10/14/2021	1,400	(2)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.469	11/12/2021	1,400	(5)	(4)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.953	11/12/2021	15,600	(33)	(70)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.813	10/07/2021	101,800	(378)	(588)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.727	10/07/2021	9,200	(13)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.750	10/07/2021	11,200	(23)	0

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	$102.813	10/07/2021	51,600	$(104)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.859	11/03/2021	26,000	(69)	(104)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.414	11/03/2021	21,500	(55)	(71)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.391	11/03/2021	11,200	(24)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.438	11/03/2021	5,200	(13)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.859	11/03/2021	26,000	(30)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.891	12/06/2021	11,000	(46)	(48)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.922	12/06/2021	23,200	(85)	(102)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.156	12/06/2021	11,200	(41)	(56)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.703	12/06/2021	9,000	(31)	(62)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.891	12/06/2021	11,000	(25)	(31)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.922	12/06/2021	23,200	(47)	(63)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.156	12/06/2021	11,200	(22)	(23)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.203	12/06/2021	9,000	(28)	(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 12/01/2051	103.078	12/06/2021	5,100	(13)	(16)

					$(1,283)	$(1,431)

Total Written Options					$(20,154)	$(34,597)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	1.684%	$1,400	$(37)	$(10)	$0	$(47)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536	44,400	(859)	1,633	774	0

BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.887	1,950	(23)	29	6	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	2,000	(55)	(12)	0	(67)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416	25,050	(478)	812	334	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.325	8,600	(353)	335	0	(18)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.018	7,100	(432)	311	0	(121)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.461	8,800	98	57	155	0

BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.440	3,000	46	9	55	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.567	18,900	(79)	347	268	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.565	9,300	(243)	8	0	(235)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	4.804	8,800	(319)	(623)	0	(942)
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	0.232	9,900	(463)	541	78	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.323	8,400	183	58	241	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.609	700	(7)	16	9	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.018	7,700	(410)	279	0	(131)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	11,600	169	71	240	0
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.346	5,100	75	34	109	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.461	1,400	13	12	25	0

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.046	400	(4)	4	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.155	1,100	4	(9)	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	1,400	(37)	(10)	0	(47)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536	3,800	(92)	158	66	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.292	800	(5)	12	7	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.505	14,800	(239)	443	204	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.325	2,900	(116)	110	0	(6)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.018	1,800	(110)	79	0	(31)

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.565	9,400	(245)	7	0	(238)
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	20,000	(507)	(167)	0	(674)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.371	7,950	(63)	152	89	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416	50,350	(824)	1,496	672	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	16,900	(141)	382	241	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.325	11,900	(486)	462	0	(24)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.018	9,000	(732)	578	0	(154)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	113

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
	Sinopec Group Overseas Development Ltd.	1.000%	Quarterly	12/20/2024	0.368%	$5,800	$99	$21	$120	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.443	12,400	(498)	328	0	(170)

HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416	54,550	(863)	1,591	728	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.018	7,500	(486)	358	0	(128)

JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	200	(5)	(2)	0	(7)
	Country Garden Holdings Co. Ltd.	1.000	Quarterly	03/20/2022	3.244	23,900	(279)	34	0	(245)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416	36,950	(732)	1,225	493	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.915	9,300	(73)	112	39	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.201	19,000	260	161	421	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.226	9,400	130	108	238	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.351	73,600	(936)	(327)	0	(1,263)

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.820	8,300	0	57	57	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	8,200	(209)	(67)	0	(276)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.253	18,300	357	90	447	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	14,000	(123)	322	199	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.790	1,500	(21)	35	14	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.016	101,200	198	(247)	0	(49)

							$(9,952)	$11,403	$6,329	$(4,878)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,800	$(53)	$70	$17	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,092	(451)	564	113	0

MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	312	(3)	4	1	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	299	71	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,389	(585)	729	144	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	185	45	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	51	42	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	121	29	0

						$(1,561)	$2,023	$462	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/21/2022	$	100,000	$(33)	$(1,672)	$0	$(1,705)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
JPM	Receive	iBoxx USD Investment Grade Corporate Bond ETF	658,392	(0.418)% (1-Month USD-LIBOR less a specified spread)	Monthly	06/01/2022	$	87,586	$0	$30	$30	$0

Total Swap Agreements									$(11,546)	$11,784	$6,821	$(6,583)

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
BOA	$821	$5,360	$774	$6,955	$(669)	$(6,575)	$(47)	$(7,291)	$(336)	$607	$271
BPS	200	11,574	495	12,269	(103)	(13,842)	(1,911)	(15,856)	(3,587)	3,704	117
BRC	2,259	0	1,025	3,284	0	(310)	(1,308)	(1,618)	1,666	(1,140)	526
CBK	12,083	0	277	12,360	(204)	0	(89)	(293)	12,067	(11,760)	307
DUB	0	0	0	0	0	(187)	0	(187)	(187)	(25)	(212)
FBF	0	0	0	0	0	(23)	0	(23)	(23)	0	(23)
GLM	53	0	0	53	(928)	(2,841)	0	(3,769)	(3,716)	4,016	300
GSC	0	0	0	0	0	(89)	0	(89)	(89)	0	(89)
GST	0	0	1,252	1,252	0	(284)	(1,260)	(1,544)	(292)	0	(292)
HUS	5,782	0	728	6,510	(5)	0	(128)	(133)	6,377	(6,220)	157
JPM	214	7,630	1,221	9,065	(15)	(7,900)	(1,515)	(9,430)	(365)	4,279	3,914
MEI	0	0	1	1	0	0	0	0	1	(10)	(9)
MYC	0	0	932	932	0	(1,276)	(325)	(1,601)	(669)	(2,021)	(2,690)
MYI	0	0	0	0	(25)	0	0	(25)	(25)	0	(25)
RBC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
RYL	0	0	0	0	(48)	0	0	(48)	(48)	0	(48)
SAL	0	0	87	87	0	(1,270)	0	(1,270)	(1,183)	1,431	248
SCX	2,089	0	0	2,089	(167)	0	0	(167)	1,922	(1,670)	252
SSB	11	0	0	11	(35)	0	0	(35)	(24)	0	(24)
TOR	68	0	0	68	(68)	0	0	(68)	0	0	0
UAG	11	0	29	40	(25)	0	0	(25)	15	0	15

Total Over the Counter	$23,591	$24,564	$6,821	$54,976	$(2,293)	$(34,597)	$(6,583)	$(43,473)

(m)

Securities with an aggregate market value of $14,822 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	115

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$526	$526
Swap Agreements	0	303	0	0	2,561	2,864

	$0	$303	$0	$0	$3,087	$3,390

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,591	$0	$23,591
Purchased Options	0	0	0	0	24,564	24,564
Swap Agreements	0	6,791	30	0	0	6,821

	$0	$6,791	$30	$23,591	$24,564	$54,976

	$0	$7,094	$30	$23,591	$27,651	$58,366

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$463	$463
Swap Agreements	0	5,817	0	0	872	6,689

	$0	$5,817	$0	$0	$1,335	$7,152

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,293	$0	$2,293
Written Options	0	1,302	0	0	33,295	34,597
Swap Agreements	0	4,878	0	0	1,705	6,583

	$0	$6,180	$0	$2,293	$35,000	$43,473

	$0	$11,997	$0	$2,293	$36,335	$50,625

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$86	$86
Futures	0	0	0	0	6,943	6,943
Swap Agreements	0	124,956	0	0	(2,561)	122,395

	$0	$124,956	$0	$0	$4,468	$129,424

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,449	$0	$28,449
Purchased Options	0	0	0	0	(4,708)	(4,708)
Written Options	0	6,688	0	0	35,577	42,265
Swap Agreements	0	18,156	5,295	0	4,194	27,645

	$0	$24,844	$5,295	$28,449	$35,063	$93,651

	$0	$149,800	$5,295	$28,449	$39,531	$223,075

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	6,574	6,574
Swap Agreements	0	(36,163)	0	0	(19,617)	(55,780)

	$0	$(36,163)	$0	$0	$(13,042)	$(49,205)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$897	$0	$897
Purchased Options	0	0	0	0	2,551	2,551
Written Options	0	(1,959)	0	0	(4,060)	(6,019)
Swap Agreements	0	(13,080)	30	0	(1,672)	(14,722)

	$0	$(15,039)	$30	$897	$(3,181)	$(17,293)

	$0	$(51,202)	$30	$897	$(16,223)	$(66,498)

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Loan Participations and Assignments	$0	$209,065	$79,321	$288,386
Corporate Bonds & Notes
Banking & Finance	10,239	7,808,316	31,029	7,849,584
Industrials	0	12,448,651	0	12,448,651
Utilities	0	4,639,384	0	4,639,384
Municipal Bonds & Notes
California	0	394,545	0	394,545
Florida	0	14,988	0	14,988
Georgia	0	68,920	0	68,920
Illinois	0	37,142	0	37,142
Indiana	0	2,618	0	2,618
Massachusetts	0	4,073	0	4,073
Michigan	0	21,881	0	21,881
New Jersey	0	23,877	0	23,877
New Mexico	0	7,447	0	7,447
New York	0	183,718	0	183,718
Ohio	0	89,606	0	89,606
Pennsylvania	0	16,390	0	16,390
Texas	0	47,651	0	47,651
Virginia	0	1,922	0	1,922
U.S. Government Agencies	0	411,767	0	411,767
U.S. Treasury Obligations	0	6,605,271	0	6,605,271
Non-Agency Mortgage-Backed Securities	0	68,566	0	68,566
Asset-Backed Securities	0	166,011	0	166,011
Sovereign Issues	0	825,921	0	825,921
Convertible Preferred Securities
Banking & Finance	29,936	0	0	29,936
Preferred Securities
Banking & Finance	32,353	1,080,695	0	1,113,048
Industrials	0	43,443	0	43,443
Utilities	0	45,410	237,668	283,078

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short-Term Instruments
Repurchase Agreements	$0	$39,393	$0	$39,393

	$72,528	$35,306,671	$348,018	$35,727,217

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$144	$0	$0	$144

Total Investments	$72,672	$35,306,671	$348,018	$35,727,361

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(178,632)	$0	$(178,632)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	420	2,970	0	3,390
Over the counter	0	54,976	0	54,976

	$420	$57,946	$0	$58,366

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(463)	(6,689)	0	(7,152)
Over the counter	0	(43,473)	0	(43,473)

	$(463)	$(50,162)	$0	$(50,625)

Total Financial Derivative Instruments	$(43)	$7,784	$0	$7,741

Totals	$72,629	$35,135,823	$348,018	$35,556,470

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:

Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(1)
Investments in Securities, at Value
Loan Participations and Assignments	$34,062	$48,424	$(3,138)	$3	$2	$(32)	$0	$0	$79,321	$(5)
Corporate Bonds & Notes
Banking & Finance	29,163	0	0	0	0	1,866	0	0	31,029	1,866
Preferred Securities
Utilities	241,232	0	(1,853)	0	0	(1,711)	0	0	237,668	(3,564)

Totals	$304,457	$48,424	$(4,991)	$3	$2	$123	$0	$0	$348,018	$(1,703)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	117

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)	September 30, 2021	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$79,321	Proxy Pricing	Base Price	% 100.000-100.625	100.377
Corporate Bonds & Notes
Banking & Finance	31,029	Discounted Cash Flow	Discount Rate	4.630	—
Preferred Securities
Utilities	237,668	Current Value Model	Purchase Price	$27.048	—

Total	$348,018

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Portfolio	September 30, 2021 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.5%

CORPORATE BONDS & NOTES 19.8%

BANKING & FINANCE 16.3%

American Tower Corp.
1.300% due 09/15/2025	$1,000	$1,001
3.000% due 06/15/2023	1,700	1,771

Bank of America Corp.
1.020% (SOFRRATE + 0.970%) due 07/22/2027 ~	700	714
1.658% due 03/11/2027 •	6,100	6,137
1.734% due 07/22/2027 •	3,000	3,014
2.592% due 04/29/2031 •	7,000	7,149
3.093% due 10/01/2025 •	1,900	2,020

Banque Federative du Credit Mutuel S.A.
1.094% (US0003M + 0.960%) due 07/20/2023 ~	2,600	2,640

Barclays PLC
4.375% due 01/12/2026	7,000	7,816
4.972% due 05/16/2029 •	1,800	2,094

BNP Paribas S.A.
3.375% due 01/09/2025	2,350	2,507
4.705% due 01/10/2025 •	10,500	11,371

BOC Aviation Ltd.
1.257% (US0003M + 1.125%) due 09/26/2023 ~	2,800	2,810

BPCE S.A.
1.000% due 01/20/2026	1,700	1,673
3.000% due 05/22/2022	2,000	2,034
4.000% due 09/12/2023	3,000	3,193

Canadian Imperial Bank of Commerce
0.850% (SOFRRATE + 0.800%) due 03/17/2023 ~	3,000	3,028

CC Holdings GS LLC
3.849% due 04/15/2023	970	1,019

Citigroup, Inc.
1.085% (US0003M + 0.960%) due 04/25/2022 ~	800	804
2.572% due 06/03/2031 •(e)	2,500	2,550
2.976% due 11/05/2030 •	450	473
3.668% due 07/24/2028 •	700	770
3.700% due 01/12/2026	600	659

Cooperatieve Rabobank UA
0.992% (US0003M + 0.860%) due 09/26/2023 ~	5,500	5,581

Credit Suisse AG
0.520% due 08/09/2023	300	300

Credit Suisse Group AG
2.193% due 06/05/2026 •	1,000	1,019
2.593% due 09/11/2025 •	300	311
3.091% due 05/14/2032 •	400	409
3.574% due 01/09/2023	1,500	1,512
3.800% due 06/09/2023	1,400	1,475
4.207% due 06/12/2024 •	750	792
4.550% due 04/17/2026	700	787

Deutsche Bank AG
1.354% (US0003M + 1.230%) due 02/27/2023 ~	500	506
3.035% due 05/28/2032 •(e)	1,500	1,523
4.250% due 10/14/2021	6,700	6,707

Equitable Financial Life Global Funding
0.500% due 04/06/2023	7,000	7,010

GA Global Funding Trust
1.000% due 04/08/2024	4,700	4,721
1.950% due 09/15/2028	3,100	3,057

GE Capital Funding LLC
3.450% due 05/15/2025	600	647

General Motors Financial Co., Inc.
1.683% (US0003M + 1.550%) due 01/14/2022 ~	2,600	2,610

Goldman Sachs Group, Inc.
1.721% (US0003M + 1.600%) due 11/29/2023 ~	8,000	8,235
3.500% due 04/01/2025	8,000	8,604
3.691% due 06/05/2028 •	1,000	1,101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
3.803% due 03/11/2025 •	$4,900	$5,228
3.950% due 05/18/2024 •	1,050	1,106
3.973% due 05/22/2030 •	1,800	1,988

ING Groep NV
3.150% due 03/29/2022	2,550	2,587
4.100% due 10/02/2023	450	482

Jackson National Life Global Funding
3.250% due 01/30/2024	500	530

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,813
3.540% due 05/01/2028 •	4,300	4,700
3.797% due 07/23/2024 •	5,000	5,287

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	3,400	3,703
4.450% due 05/08/2025	1,100	1,221

MassMutual Global Funding
0.600% due 04/12/2024	11,000	10,999

Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	2,100	2,082
2.801% due 07/18/2024	5,000	5,272

Mizuho Financial Group, Inc.
0.759% (US0003M + 0.630%) due 05/25/2024 ~	4,000	4,027
2.839% due 07/16/2025 •	300	316

Morgan Stanley
0.985% due 12/10/2026 •	1,700	1,671
2.239% due 07/21/2032 •	4,000	3,934
3.737% due 04/24/2024 •	3,900	4,093

MUFG Union Bank N.A.
2.100% due 12/09/2022	2,000	2,040

Nationwide Building Society
4.363% due 08/01/2024 •	1,600	1,703

Natwest Group PLC
1.642% due 06/14/2027 •	5,000	5,003

Nissan Motor Acceptance Co. LLC
1.019% (US0003M + 0.890%) due 01/13/2022 ~	2,000	2,003

Pacific Life Global Funding
1.375% due 04/14/2026	1,200	1,206

Principal Life Global Funding
0.750% due 04/12/2024	4,000	4,007

Protective Life Global Funding
0.502% due 04/12/2023	7,000	7,010
2.615% due 08/22/2022	2,000	2,042

Santander Holdings USA, Inc.
3.244% due 10/05/2026	1,000	1,069
3.400% due 01/18/2023	1,700	1,758

Santander UK Group Holdings PLC
1.089% due 03/15/2025 •	2,900	2,906
1.673% due 06/14/2027 •	1,000	996
3.571% due 01/10/2023	1,600	1,614

Standard Chartered PLC
1.300% (SOFRRATE + 1.250%) due 10/14/2023 ~	400	404
3.785% due 05/21/2025 •	3,000	3,199

Sumitomo Mitsui Financial Group, Inc.
2.348% due 01/15/2025	1,500	1,558
2.442% due 10/19/2021	900	901
2.696% due 07/16/2024	2,900	3,047

Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/12/2023	1,000	1,006

Svenska Handelsbanken AB
1.418% due 06/11/2027 •	3,400	3,386

UBS Group AG
2.859% due 08/15/2023 •	1,500	1,532

Wells Fargo & Co.
3.300% due 09/09/2024	2,000	2,153
3.550% due 09/29/2025	200	218
4.125% due 08/15/2023	4,500	4,794
4.300% due 07/22/2027	4,000	4,548

		248,296

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 1.8%

AbbVie, Inc.
2.300% due 11/21/2022	$3,500	$3,573

American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,333	1,351

Arrow Electronics, Inc.
4.500% due 03/01/2023	1,800	1,879

BOC Aviation USA Corp.
1.625% due 04/29/2024	1,200	1,210

Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	887	938

CVS Health Corp.
4.750% due 12/01/2022	2,381	2,472

Dell International LLC
5.450% due 06/15/2023	200	215

Enbridge, Inc.
0.625% (US0003M + 0.500%) due 02/18/2022 ~	1,800	1,803

Entergy Louisiana LLC
0.620% due 11/17/2023	2,500	2,500

Harvest Operations Corp.
1.000% due 04/26/2024	3,700	3,702

JetBlue Pass-Through Trust
2.750% due 11/15/2033	2,348	2,367

Petronas Capital Ltd.
3.500% due 04/21/2030	850	921

Sutter Health
2.294% due 08/15/2030	1,800	1,816

United Airlines Pass-Through Trust
4.550% due 02/25/2033	1,394	1,485
5.875% due 04/15/2029	1,577	1,768

		28,000

UTILITIES 1.7%

Cleco Power LLC
0.616% (US0003M + 0.500%) due 06/15/2023 ~	3,100	3,101

NBN Co. Ltd.
1.450% due 05/05/2026	4,300	4,285

Pacific Gas & Electric Co.
1.367% due 03/10/2023	1,700	1,694
1.500% (US0003M + 1.375%) due 11/15/2021 ~	2,300	2,301
3.850% due 11/15/2023 ^	800	834
4.250% due 08/01/2023	1,200	1,256

Puget Energy, Inc.
2.379% due 06/15/2028	1,200	1,201

S.A. Global Sukuk Ltd.
0.946% due 06/17/2024	3,200	3,173

Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	500	542

Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~	4,100	4,111
0.700% due 08/01/2023	2,700	2,705

		25,203

Total Corporate Bonds & Notes (Cost $297,939)		301,499

MUNICIPAL BONDS & NOTES 1.5%

CALIFORNIA 0.4%

Port of Oakland, California Revenue Notes, Series 2020
0.821% due 05/01/2023	3,250	3,273

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	2,600	2,602

		5,875

DISTRICT OF COLUMBIA 0.0%

District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	252

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	119

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 0.2%

Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	$2,000	$1,999
1.471% due 10/01/2026	700	702

		2,701

GEORGIA 0.0%

Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.700% due 01/01/2022	340	342

HAWAII 0.2%

Hawaii State General Obligation Notes, Series 2020
0.802% due 10/01/2024	2,400	2,408

IDAHO 0.1%

Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	1,200	1,242

MASSACHUSETTS 0.0%

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	40	40

NEW YORK 0.2%

New York State Urban Development Corp. Revenue Notes, Series 2017
2.100% due 03/15/2022	575	580

New York State Urban Development Corp. Revenue Notes, Series 2020
1.115% due 03/15/2025	1,000	1,006
1.346% due 03/15/2026	2,300	2,314

		3,900

OREGON 0.2%

Port of Morrow, Oregon Revenue Notes, Series 2016
1.809% due 09/01/2022	3,100	3,147

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	300	306

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.497% due 06/01/2024	2,200	2,223

		2,529

Total Municipal Bonds & Notes (Cost $22,270)		22,436

U.S. GOVERNMENT AGENCIES 5.7%

Fannie Mae
0.326% due 06/25/2037 •	62	62
0.536% due 12/25/2046 - 07/25/2049 •	3,146	3,172
0.546% due 10/25/2046 •	1,013	1,014
0.596% due 03/25/2041 - 01/25/2047 •	1,992	1,996
0.750% due 11/25/2050	2,963	2,865
1.744% due 07/01/2034 •	75	78
2.287% due 10/01/2037 •	85	91

Federal Home Loan Bank
1.050% due 08/13/2026	4,800	4,793

Freddie Mac
0.446% due 10/15/2037 •	1,019	1,026
0.596% due 07/15/2041 •	1,249	1,266
0.650% due 10/27/2025	9,200	9,138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.800% due 10/28/2026	$9,200	$9,087
1.000% due 12/15/2040 - 05/25/2047	5,680	5,731
2.338% due 06/01/2037 •	88	94
2.500% due 09/25/2048	3,307	3,410
3.000% due 08/15/2046	947	996
4.000% due 09/01/2048 - 10/01/2048	4,929	5,277
4.500% due 02/01/2049	3,851	4,167

Ginnie Mae
0.440% due 08/20/2065 •	2,096	2,098
0.550% due 02/20/2067 •	1,636	1,641
0.573% due 09/20/2065 •	1,193	1,197
0.610% due 10/20/2065 •	1,861	1,874
0.630% due 07/20/2063 •	527	529
0.660% due 06/20/2065 •	1,194	1,202
0.670% due 06/20/2065 •	783	789
0.690% due 03/20/2065 •	1,493	1,506
0.740% due 12/20/2064 - 11/20/2065 •	2,650	2,671
0.860% due 02/20/2066 •	29	29
0.970% due 04/20/2066 •	2,868	2,912
0.990% due 04/20/2066 •	3,888	3,955
1.090% due 01/20/2067 •	1,563	1,596
1.500% due 10/20/2045	2,799	2,811

Uniform Mortgage-Backed Security
3.000% due 01/01/2035	1,236	1,305
4.500% due 08/01/2048 - 01/01/2049	1,164	1,259
5.500% due 04/01/2034 - 04/01/2039	144	164

Uniform Mortgage-Backed Security, TBA
3.000% due 12/01/2051	3,700	3,860
4.000% due 11/01/2051	1,500	1,609

Total U.S. Government Agencies (Cost $86,741)		87,270

U.S. TREASURY OBLIGATIONS 59.3%

U.S. Treasury Notes
0.125% due 01/31/2023	97,000	96,970
0.125% due 02/28/2023	35,600	35,580
0.125% due 03/31/2023	181,900	181,758
0.125% due 06/30/2023	50,000	49,918
0.125% due 07/31/2023	310,800	310,163
0.125% due 10/15/2023	31,500	31,393
0.125% due 01/15/2024	65,000	64,665
0.250% due 06/15/2024	90,000	89,508
0.375% due 07/15/2024 (h)	24,000	23,937
0.625% due 07/31/2026	20,700	20,370

Total U.S. Treasury Obligations (Cost $905,076)		904,262

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%

AREIT Trust
1.180% due 07/17/2026 «•(a)	4,700	4,700
1.184% due 09/14/2036 •	2,594	2,597

Banc of America Commercial Mortgage Trust
3.441% due 09/15/2048	3,460	3,692

BANK
2.808% due 10/17/2052	2,500	2,673
3.279% due 11/15/2054	1,700	1,820
3.623% due 04/15/2052	3,000	3,314

Barclays Commercial Mortgage Securities Trust
3.488% due 02/15/2050	1,500	1,609

Benchmark Mortgage Trust
3.615% due 03/15/2062	4,100	4,524

Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,400	1,494
3.297% due 10/12/2050	4,258	4,548

Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	2,075
3.550% due 02/10/2049	1,066	1,127
4.181% due 05/10/2051	1,026	1,142

CSAIL Commercial Mortgage Trust
3.314% due 11/15/2049	3,808	4,016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Trust
3.801% due 01/10/2047	$992	$1,030

Hilton USA Trust
3.719% due 11/05/2038	2,000	2,176

JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	1,100	1,179

MF1 Multifamily Housing Mortgage Loan Trust
1.014% due 07/15/2036 •	5,000	5,007

Morgan Stanley Capital Trust
2.606% due 08/15/2049	583	607
2.860% due 11/15/2049	3,000	3,140

Ready Capital Mortgage Financing LLC
1.036% due 07/25/2036 •	2,700	2,706
1.086% due 04/25/2038 •	3,600	3,605

SFO Commercial Mortgage Trust
1.234% due 05/15/2038 •	2,100	2,109

UBS Commercial Mortgage Trust
3.215% due 08/15/2050	2,700	2,890
3.460% due 04/15/2052	3,200	3,490
3.903% due 02/15/2051	1,500	1,641
4.119% due 06/15/2051	2,000	2,212

VMC Finance LLC
1.187% due 06/16/2036 •	938	940

VNDO Mortgage Trust
2.996% due 11/15/2030	4,700	4,801

Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,277	1,323
2.911% due 06/15/2049	935	977
3.390% due 11/15/2050	1,200	1,285
4.147% due 06/15/2051	600	668

Total Non-Agency Mortgage-Backed Securities (Cost $78,524)		81,117

ASSET-BACKED SECURITIES 7.4%

ACREC Ltd.
1.235% due 10/18/2036 •(a)	1,500	1,501

Anchorage Capital CLO Ltd.
1.236% due 07/15/2032 •	5,000	5,000
1.534% due 10/20/2031 •	2,500	2,502

Apres Static CLO Ltd.
1.196% due 10/15/2028 •	2,312	2,315

Ares CLO Ltd.
1.177% due 04/18/2031 •	3,400	3,411

ARES LII CLO Ltd.
1.188% due 04/22/2031 •	2,000	2,006

Atlas Senior Loan Fund Ltd.
1.564% due 07/20/2032 •	2,000	2,002

Carlyle Global Market Strategies CLO Ltd.
1.132% due 07/28/2028 •	832	833
1.218% due 04/22/2032 •	1,800	1,801

CLNC Ltd.
1.414% due 08/20/2035 •	5,000	5,005

Columbia Cent CLO Ltd.
1.275% due 10/25/2028 •	1,953	1,955

Crestline Denali CLO Ltd.
1.226% due 10/23/2031 •	4,600	4,600

DLLAD LLC
0.640% due 09/21/2026	2,200	2,189

ECMC Group Student Loan Trust
0.836% due 02/27/2068 •	1,526	1,523
0.886% due 09/25/2068 •	2,518	2,543
1.086% due 07/25/2069 •	3,525	3,586
1.086% due 01/27/2070 •	2,130	2,163
1.136% due 05/25/2067 •	897	916

Greystone Commercial Real Estate Notes Ltd.
1.264% due 09/15/2037 •	2,000	2,001

LCM LP
1.214% due 04/20/2031 •	2,000	2,001

LMREC LLC
1.135% due 04/22/2037 •	4,300	4,300

Navient Student Loan Trust
0.466% due 03/25/2067 •	1,060	1,061

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nelnet Student Loan Trust
0.686% due 03/25/2030 •	$442	$445

Oaktree CLO Ltd.
1.248% due 04/22/2030 •	3,000	3,000

Ocean Trails CLO
0.926% due 07/15/2028 •	2,316	2,314

OZLM Ltd.
1.274% due 07/20/2032 •	1,800	1,802

Saranac Clo Ltd.
1.259% due 08/13/2031 •	2,800	2,800

Shackleton CLO Ltd.
1.264% due 10/20/2028 •	1,858	1,860

SLC Student Loan Trust
0.185% due 05/15/2029 •	729	725
0.226% due 03/15/2027 •	91	91
1.004% due 11/25/2042 •	261	262

SLM Student Loan Trust
0.215% due 01/26/2026 •	90	90
0.245% due 01/25/2027 •	183	183
0.265% due 10/25/2028 •	1,236	1,232
0.586% due 12/15/2027 •	264	264

Steele Creek CLO Ltd.
1.031% due 05/21/2029 •	2,788	2,789

STWD Ltd.
1.284% due 04/18/2038 •	7,000	7,015

THL Credit Wind River Clo Ltd.
1.164% due 04/15/2031 •	3,700	3,700

TPG Real Estate Finance Ltd.
1.314% due 10/15/2034 •	3,500	3,502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tralee CLO Ltd.
1.244% due 10/20/2028 •	$795	$795

Venture CLO Ltd.
1.110% due 07/20/2030 •	4,000	4,000
1.154% due 04/20/2029 •	1,172	1,173

Vibrant CLO Ltd.
1.072% due 06/20/2029 •	5,550	5,551

Vibrant Clo Ltd.
1.240% due 07/20/2032 •	3,900	3,902

Wellfleet CLO Ltd.
0.980% due 07/20/2029 •	5,000	5,000
1.024% due 04/20/2029 •	4,838	4,836

Total Asset-Backed Securities (Cost $112,307)		112,545

SOVEREIGN ISSUES 0.9%

Korea Expressway Corp.
3.625% due 10/22/2021	1,500	1,502

Province of Ontario
3.050% due 01/29/2024	5,000	5,296

Province of Quebec
2.375% due 01/31/2022	1,300	1,309
2.625% due 02/13/2023	4,500	4,645

Qatar Government International Bond
3.875% due 04/23/2023	1,200	1,264

Total Sovereign Issues (Cost $13,657)		14,016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (f) 0.1%
		$1,578

SHORT-TERM NOTES 0.1%

Federal Home Loan Bank
0.005% due 10/05/2021 (c)(d)	$2,400	2,400

U.S. TREASURY BILLS 0.4%
0.049% due 10/07/2021 - 03/31/2022 (b)(c)(h)	5,562	5,562

Total Short-Term Instruments (Cost $9,540)		9,540

Total Investments in Securities (Cost $1,526,054)		1,532,685

Total Investments 100.5% (Cost $1,526,054)		$1,532,685

Financial Derivative Instruments (g) (0.0)% (Cost or Premiums, net $2,513)		(86)

Other Assets and Liabilities, net (0.5)%		(6,857)

Net Assets 100.0%		$1,525,742

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$2,500	$2,550	0.17%
Deutsche Bank AG	3.035	05/28/2032	08/05/2021	1,551	1,523	0.10

				$4,051	$4,073	0.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$1,578	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(1,610)	$1,578	$1,578

Total Repurchase Agreements						$(1,610)	$1,578	$1,578

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	121

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$1,578	$0	$0	$1,578	$(1,610)	$(32)

Total Borrowings and Other Financing Transactions	$1,578	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	286	$	(41,542)	$820	$0	$(49)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	45		(8,598)	219	7	0

Total Futures Contracts					$1,039	$7	$(49)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2023	0.617%	$	1,200	$6	$2	$8	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	1.008		1,200	(6)	6	0	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.458		2,000	33	3	36	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		1,300	16	3	19	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		200	2	0	2	0	0

							$51	$14	$65	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$39,600	$970	$(4)	$966	$0	$(12)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	61,300	1,492	(17)	1,475	0	(30)

					$2,462	$(21)	$2,441	$0	$(42)

Total Swap Agreements					$2,513	$(7)	$2,506	$0	$(44)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7	$0	$7	$0	$(49)		$(44)	$(93)

(h)

Securities with an aggregate market value of $5,596 and cash of $2,027 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$49	$49
Swap Agreements	0	44	0	0	0	44

	$0	$44	$0	$0	$49	$93

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,274)	$(1,274)
Swap Agreements	0	339	0	0	0	339

	$0	$339	$0	$0	$(1,274)	$(935)

Over the counter
Swap Agreements	$0	$0	$0	$0	$(1)	$(1)

	$0	$339	$0	$0	$(1,275)	$(936)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$223	$223
Swap Agreements	0	(92)	0	0	0	(92)

	$0	$(92)	$0	$0	$223	$131

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	123

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)	September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$248,296	$0	$248,296
Industrials	0	28,000	0	28,000
Utilities	0	25,203	0	25,203
Municipal Bonds & Notes
California	0	5,875	0	5,875
District of Columbia	0	252	0	252
Florida	0	2,701	0	2,701
Georgia	0	342	0	342
Hawaii	0	2,408	0	2,408
Idaho	0	1,242	0	1,242
Massachusetts	0	40	0	40
New York	0	3,900	0	3,900
Oregon	0	3,147	0	3,147
West Virginia	0	2,529	0	2,529
U.S. Government Agencies	0	87,270	0	87,270
U.S. Treasury Obligations	0	904,262	0	904,262
Non-Agency Mortgage-Backed Securities	0	76,417	4,700	81,117
Asset-Backed Securities	0	112,545	0	112,545

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Sovereign Issues	$0	$14,016	$0	$14,016
Short-Term Instruments
Repurchase Agreements	0	1,578	0	1,578
Short-Term Notes	0	2,400	0	2,400
U.S. Treasury Bills	0	5,562	0	5,562

Total Investments	$0	$1,527,985	$4,700	$1,532,685

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$7	$0	$7

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(93)	$0	$(93)

Total Financial Derivative Instruments	$0	$(86)	$0	$(86)

Totals	$0	$1,527,899	$4,700	$1,532,599

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Moderate Duration Portfolio	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.4%

CORPORATE BONDS & NOTES 32.3%

BANKING & FINANCE 23.0%

AIA Group Ltd.
3.125% due 03/13/2023	$1,600	$1,655
3.375% due 04/07/2030	7,500	8,095

American International Group, Inc.
3.750% due 07/10/2025	9,000	9,801
4.250% due 03/15/2029	4,000	4,583

American Tower Corp.
2.750% due 01/15/2027	6,200	6,513
3.000% due 06/15/2023	5,200	5,416
5.000% due 02/15/2024	300	330

AmFam Holdings, Inc.
2.805% due 03/11/2031	2,100	2,154

Andrew W Mellon Foundation
0.947% due 08/01/2027	13,000	12,787

Aviation Capital Group LLC
4.125% due 08/01/2025	600	646

Banco Santander S.A.
1.849% due 03/25/2026	2,000	2,027

Bank of America Corp.
1.020% (SOFRRATE + 0.970%) due 07/22/2027 ~	3,300	3,364
1.319% due 06/19/2026 •	6,500	6,501
1.658% due 03/11/2027 •	11,900	11,973
1.734% due 07/22/2027 •	7,200	7,234
1.922% due 10/24/2031 •	2,900	2,792
3.093% due 10/01/2025 •	14,000	14,887
3.194% due 07/23/2030 •	100	106
3.419% due 12/20/2028 •	5,842	6,336
3.593% due 07/21/2028 •	2,500	2,743

Banque Federative du Credit Mutuel S.A.
1.094% (US0003M + 0.960%) due 07/20/2023 ~	3,000	3,046
2.125% due 11/21/2022	7,500	7,655
3.750% due 07/20/2023	1,100	1,164

Barclays PLC
2.667% due 03/10/2032 •	1,400	1,406
2.852% due 05/07/2026 •	6,000	6,304
3.650% due 03/16/2025	8,000	8,607
4.337% due 01/10/2028	10,800	12,089
4.375% due 01/12/2026	2,350	2,624

BNP Paribas S.A.
1.323% due 01/13/2027 •	4,100	4,033
1.904% due 09/30/2028 •	15,000	14,939
2.871% due 04/19/2032 •	7,050	7,204
3.052% due 01/13/2031 •	4,400	4,612
3.500% due 11/16/2027	1,700	1,853

BOC Aviation Ltd.
1.257% (US0003M + 1.125%) due 09/26/2023 ~	5,000	5,018

BPCE S.A.
1.000% due 01/20/2026	4,200	4,134
2.375% due 01/14/2025	6,900	7,127
3.000% due 05/22/2022	300	305
4.000% due 04/15/2024	1,000	1,083
4.500% due 03/15/2025	5,000	5,495
4.625% due 07/11/2024	350	381
5.700% due 10/22/2023	1,100	1,206

Brighthouse Financial Global Funding
1.550% due 05/24/2026	2,100	2,111

Brookfield Asset Management, Inc.
4.000% due 01/15/2025	4,000	4,348

Brookfield Finance, Inc.
4.000% due 04/01/2024	800	859
4.350% due 04/15/2030	550	636

Canadian Imperial Bank of Commerce
0.850% (SOFRRATE + 0.800%) due 03/17/2023 ~	4,500	4,542

CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,050

Charles Schwab Corp.
2.000% due 03/20/2028	3,900	3,983

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
1.085% (US0003M + 0.960%) due 04/25/2022 ~	$1,600	$1,607
1.381% (US0003M + 1.250%) due 07/01/2026 ~	8,000	8,259
2.572% due 06/03/2031 •(d)	6,600	6,731
2.976% due 11/05/2030 •	3,628	3,816
3.300% due 04/27/2025	6,000	6,470
3.400% due 05/01/2026	1,500	1,634
3.700% due 01/12/2026	3,100	3,407
3.980% due 03/20/2030 •	2,000	2,247

Cooperatieve Rabobank UA
1.339% due 06/24/2026 •	6,000	5,996
2.625% due 07/22/2024	1,600	1,680
3.950% due 11/09/2022	750	779
4.625% due 12/01/2023	2,600	2,818

Credit Agricole S.A.
3.250% due 10/04/2024	8,600	9,175

Credit Suisse AG
3.625% due 09/09/2024	800	863

Credit Suisse Group AG
2.193% due 06/05/2026 •	8,850	9,020
3.091% due 05/14/2032 •	6,600	6,754
3.800% due 06/09/2023	10,900	11,487
4.550% due 04/17/2026	4,500	5,058

Crown Castle International Corp.
3.200% due 09/01/2024	1,000	1,065
3.800% due 02/15/2028	1,500	1,651

Danske Bank A/S
1.171% due 12/08/2023 •	8,700	8,743

Deutsche Bank AG
2.222% due 09/18/2024 •	5,700	5,844
3.961% due 11/26/2025 •	200	216
4.100% due 01/13/2026	100	110
4.250% due 10/14/2021	30,250	30,283

Discover Bank
3.450% due 07/27/2026	800	868
4.200% due 08/08/2023	6,000	6,404

First American Financial Corp.
2.400% due 08/15/2031	2,100	2,048

GA Global Funding Trust
1.000% due 04/08/2024	12,500	12,557
1.625% due 01/15/2026	1,600	1,615

GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025	5,000	5,422

General Motors Financial Co., Inc.
3.950% due 04/13/2024	2,000	2,138
5.250% due 03/01/2026	5,000	5,717

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	14,100	14,069
1.542% due 09/10/2027 •	14,800	14,750
2.876% due 10/31/2022 •	3,500	3,506
3.691% due 06/05/2028 •	7,175	7,903
3.750% due 05/22/2025	375	407
3.850% due 07/08/2024	1,100	1,185
3.850% due 01/26/2027	900	989
4.223% due 05/01/2029 •	4,000	4,523

HSBC Holdings PLC
1.645% due 04/18/2026 •	10,000	10,058
2.848% due 06/04/2031 •	1,550	1,591
3.033% due 11/22/2023 •	5,000	5,143
3.600% due 05/25/2023	2,000	2,103
3.803% due 03/11/2025 •	5,200	5,548
3.950% due 05/18/2024 •	6,600	6,952
3.973% due 05/22/2030 •	8,400	9,275
4.292% due 09/12/2026 •	1,500	1,655

ING Groep NV
1.060% (SOFRRATE + 1.010%) due 04/01/2027 ~	7,500	7,582
1.282% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,012
3.550% due 04/09/2024	1,000	1,071
4.100% due 10/02/2023	5,700	6,102
4.625% due 01/06/2026	6,900	7,834

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	1,800	1,730

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jackson National Life Global Funding
2.375% due 09/15/2022	$3,900	$3,981
2.650% due 06/21/2024	3,300	3,455

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	12,100	12,132
1.953% due 02/04/2032 •	13,900	13,419
2.739% due 10/15/2030 •	2,700	2,798
3.300% due 04/01/2026	5,000	5,424
3.540% due 05/01/2028 •	1,000	1,093
3.782% due 02/01/2028 •	2,400	2,646
3.900% due 07/15/2025	4,800	5,251
7.625% due 10/15/2026	3,000	3,859

Kimco Realty Corp.
3.800% due 04/01/2027	2,000	2,227

KKR Group Finance Co. LLC
3.750% due 07/01/2029	1,600	1,778

Lazard Group LLC
3.750% due 02/13/2025	856	925

LeasePlan Corp. NV
2.875% due 10/24/2024	2,000	2,094

Lloyds Banking Group PLC
2.907% due 11/07/2023 •	2,600	2,668
3.574% due 11/07/2028 •	7,800	8,496
4.450% due 05/08/2025	11,200	12,429
4.550% due 08/16/2028	2,000	2,307

LSEGA Financing PLC
2.000% due 04/06/2028	1,400	1,406

MassMutual Global Funding
0.600% due 04/12/2024	31,900	31,898
3.400% due 03/08/2026	400	437

MET Tower Global Funding
0.600% due 01/17/2023 •	8,000	8,044

Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022	600	612
3.406% due 02/28/2022	1,600	1,615

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	15,000	15,093
2.048% due 07/17/2030	6,000	5,904
2.309% due 07/20/2032 •	500	496
2.757% due 09/13/2026	2,450	2,591
2.801% due 07/18/2024	4,400	4,639
3.850% due 03/01/2026	300	331

Mizuho Financial Group, Inc.
1.061% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,004
1.114% (US0003M + 1.000%) due 09/11/2024 ~	700	710
1.979% due 09/08/2031 •	2,000	1,932
2.172% due 05/22/2032 •	15,450	15,181
3.477% due 04/12/2026	7,000	7,619

Morgan Stanley
2.239% due 07/21/2032 •	1,100	1,082
3.591% due 07/22/2028 •	3,000	3,292
3.700% due 10/23/2024	24,800	26,911
3.737% due 04/24/2024 •	850	892
4.000% due 07/23/2025	2,900	3,196

National Australia Bank Ltd.
3.625% due 06/20/2023	5,900	6,232

Nationwide Building Society
4.363% due 08/01/2024 •	5,800	6,175

Natwest Group PLC
1.642% due 06/14/2027 •	10,000	10,005
4.269% due 03/22/2025 •	6,000	6,476
4.800% due 04/05/2026	9,000	10,236

New York Life Global Funding
0.950% due 06/24/2025	100	100

Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022	2,700	2,741
2.750% due 03/09/2028	3,400	3,439

Nomura Holdings, Inc.
2.648% due 01/16/2025	5,300	5,523

Pacific Life Global Funding
1.200% due 06/24/2025	75	75

Principal Life Global Funding
0.750% due 04/12/2024	8,600	8,615

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	125

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Protective Life Global Funding
1.082% due 06/09/2023	$3,200	$3,236
1.618% due 04/15/2026	6,400	6,464
2.615% due 08/22/2022	5,800	5,923

Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,200	1,241
4.500% due 07/17/2025	400	441

Santander UK Group Holdings PLC
1.532% due 08/21/2026 •	5,000	4,992
1.673% due 06/14/2027 •	3,200	3,188
3.373% due 01/05/2024 •	2,000	2,066
3.823% due 11/03/2028 •	4,000	4,379
4.796% due 11/15/2024 •	3,250	3,519

Santander UK PLC
4.000% due 03/13/2024	1,100	1,188
5.000% due 11/07/2023	1,512	1,636

SBA Tower Trust
1.884% due 07/15/2050	8,000	8,109

Simon Property Group LP
3.375% due 10/01/2024	900	964

SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022	600	611

Societe Generale S.A.
2.625% due 01/22/2025	3,200	3,324
4.000% due 01/12/2027	2,000	2,197

Standard Chartered PLC
0.991% due 01/12/2025 •	1,000	997
1.319% due 10/14/2023 •	10,600	10,669
2.678% due 06/29/2032 •	2,900	2,887

State Street Corp.
2.354% due 11/01/2025 •	1,600	1,673

Sumitomo Mitsui Financial Group, Inc.
0.994% (US0003M + 0.860%) due 07/19/2023 ~	400	405
2.348% due 01/15/2025	3,000	3,116
2.632% due 07/14/2026	3,300	3,475
2.696% due 07/16/2024	9,700	10,191
2.784% due 07/12/2022	2,100	2,141
3.040% due 07/16/2029	7,500	7,951

Svenska Handelsbanken AB
1.418% due 06/11/2027 •	11,100	11,054

UBS Group AG
1.008% due 07/30/2024 •	3,400	3,423
2.095% due 02/11/2032 •	12,000	11,683
2.859% due 08/15/2023 •	1,768	1,805
4.125% due 09/24/2025	2,550	2,818

Ventas Realty LP
4.125% due 01/15/2026	4,000	4,422

Wells Fargo & Co.
2.188% due 04/30/2026 •	300	310
2.393% due 06/02/2028 •	2,800	2,890
3.000% due 02/19/2025	6,000	6,371
3.000% due 04/22/2026	2,300	2,469
3.000% due 10/23/2026	2,600	2,788
3.300% due 09/09/2024	9,000	9,690
3.550% due 09/29/2025	4,200	4,578
3.584% due 05/22/2028 •	1,930	2,114
4.478% due 04/04/2031 •	10,000	11,649

Welltower, Inc.
4.250% due 04/01/2026	4,000	4,468

Weyerhaeuser Co.
4.000% due 04/15/2030	5,800	6,556

XLIT Ltd.
4.450% due 03/31/2025	500	555

		984,337

INDUSTRIALS 6.4%

7-Eleven, Inc.
0.625% due 02/10/2023	2,300	2,301
0.800% due 02/10/2024	9,000	8,999

AbbVie, Inc.
3.200% due 11/06/2022	1,400	1,437
3.200% due 05/14/2026	200	216

Air Canada Pass-Through Trust
3.750% due 06/15/2029	417	436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Alibaba Group Holding Ltd.
2.125% due 02/09/2031	$7,000	$6,733

American Airlines Pass-Through Trust
3.375% due 11/01/2028	4,234	4,291
3.650% due 08/15/2030	2,109	2,184
4.000% due 01/15/2027	1,519	1,478

Amgen, Inc.
2.700% due 05/01/2022	100	101

Apple, Inc.
1.700% due 09/11/2022	8,000	8,110
2.400% due 05/03/2023	586	605

Ashtead Capital, Inc.
1.500% due 08/12/2026	1,300	1,287

Banner Health
1.897% due 01/01/2031	4,600	4,573

BAT International Finance PLC
1.668% due 03/25/2026	1,400	1,401
3.950% due 06/15/2025	5,000	5,433

Bayer U.S. Finance LLC
3.875% due 12/15/2023	4,500	4,789

BMW Finance NV
2.400% due 08/14/2024	2,050	2,143

BMW U.S. Capital LLC
3.900% due 04/09/2025	3,000	3,279

BOC Aviation USA Corp.
1.625% due 04/29/2024	3,800	3,830

Bon Secours Mercy Health, Inc.
3.464% due 06/01/2030	12,000	13,116

Boston Scientific Corp.
3.375% due 05/15/2022	147	150

BP Capital Markets America, Inc.
2.750% due 05/10/2023	2,200	2,285

British Airways Pass-Through Trust
2.900% due 09/15/2036	700	706
4.625% due 12/20/2025	160	169

Broadcom, Inc.
3.137% due 11/15/2035	1,687	1,685
4.110% due 09/15/2028	4,078	4,540

Campbell Soup Co.
3.650% due 03/15/2023	86	89

CHRISTUS Health
4.341% due 07/01/2028	3,000	3,430

Comcast Corp.
1.950% due 01/15/2031	5,000	4,911

CommonSpirit Health
2.782% due 10/01/2030	4,700	4,845

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	375	396

Crown Castle Towers LLC
3.720% due 07/15/2043	4,700	4,840

CVS Health Corp.
3.625% due 04/01/2027	2,600	2,865
3.750% due 04/01/2030	5,700	6,336
4.300% due 03/25/2028	438	500

CVS Pass-Through Trust
7.507% due 01/10/2032	1,139	1,434

Daimler Finance North America LLC
1.025% (US0003M + 0.900%) due 02/15/2022 ~	2,000	2,006

Dell International LLC
5.450% due 06/15/2023	2,100	2,253
6.020% due 06/15/2026	1,000	1,190

El Paso Natural Gas Co. LLC
8.625% due 01/15/2022	1,400	1,433

Emory University
2.143% due 09/01/2030	1,300	1,328

Enbridge, Inc.
0.625% (US0003M + 0.500%) due 02/18/2022 ~	6,000	6,012
2.900% due 07/15/2022	3,800	3,868

Entergy Louisiana LLC
0.620% due 11/17/2023	7,000	7,001

ERAC USA Finance LLC
2.700% due 11/01/2023	1,900	1,975

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Expedia Group, Inc.
6.250% due 05/01/2025	$2,042	$2,355

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~	1,000	1,001

General Electric Co.
5.550% due 01/05/2026	12,900	15,119

Georgetown University
2.247% due 04/01/2030	4,500	4,489

Gilead Sciences, Inc.
2.500% due 09/01/2023	393	407

Harvest Operations Corp.
1.000% due 04/26/2024	6,100	6,104

Humana, Inc.
0.650% due 08/03/2023	9,600	9,607

Hyundai Capital America
0.800% due 04/03/2023	4,100	4,103

Imperial Brands Finance PLC
3.125% due 07/26/2024	5,500	5,789
3.500% due 02/11/2023	3,800	3,912

JetBlue Pass-Through Trust
2.750% due 11/15/2033	7,512	7,574

Oracle Corp.
1.650% due 03/25/2026 (d)	200	203
2.650% due 07/15/2026	400	422
2.950% due 11/15/2024	2,000	2,122

Owens Corning
3.400% due 08/15/2026	600	649
4.200% due 12/01/2024	400	436

Panasonic Corp.
2.536% due 07/19/2022	2,000	2,029

PeaceHealth Obligated Group
1.375% due 11/15/2025	3,100	3,128

Penske Truck Leasing Co. LP
2.700% due 03/14/2023	300	309
3.375% due 02/01/2022	5,000	5,024

Petronas Capital Ltd.
3.500% due 04/21/2030	5,500	5,962

Philip Morris International, Inc.
2.125% due 05/10/2023	700	718

Raytheon Technologies Corp.
3.200% due 03/15/2024	2,036	2,158

Reliance Steel & Aluminum Co.
1.300% due 08/15/2025	4,400	4,388

Reynolds American, Inc.
4.850% due 09/15/2023	2,800	3,032

Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	2,000	2,126
5.625% due 03/01/2025	5,000	5,677

Sutter Health
2.294% due 08/15/2030	7,700	7,769
3.695% due 08/15/2028	4,300	4,817

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,922	1,951
3.100% due 01/07/2030	947	989
3.450% due 01/07/2030	710	717
4.550% due 02/25/2033	3,937	4,193
5.875% due 04/15/2029	8,533	9,566

		271,834

UTILITIES 2.9%

American Electric Power Co., Inc.
0.606% (US0003M + 0.480%) due 11/01/2023 ~	5,600	5,604
0.750% due 11/01/2023	4,700	4,700

AT&T, Inc.
2.550% due 12/01/2033	5,215	5,135
4.300% due 02/15/2030	5,699	6,543

Atmos Energy Corp.
0.496% (US0003M + 0.380%) due 03/09/2023 ~	3,300	3,300

Black Hills Corp.
1.037% due 08/23/2024	10,100	10,102

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CenterPoint Energy Houston Electric LLC
2.350% due 04/01/2031	$600	$613

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	3,420	3,994

DTE Electric Co.
1.900% due 04/01/2028	3,000	3,044

Midwest Connector Capital Co. LLC
3.625% due 04/01/2022	1,000	1,012
3.900% due 04/01/2024	200	209

National Rural Utilities Cooperative Finance Corp.
2.700% due 02/15/2023	8,500	8,744

NBN Co. Ltd.
1.450% due 05/05/2026	9,000	8,969

Pacific Gas & Electric Co.
1.367% due 03/10/2023	4,400	4,386
1.500% (US0003M + 1.375%) due 11/15/2021 ~	5,300	5,302
1.598% (US0003M + 1.480%) due 06/16/2022 ~	5,900	5,903
1.750% due 06/16/2022	5,300	5,292
3.000% due 06/15/2028	2,400	2,444
3.300% due 03/15/2027 ^	3,000	3,116

PECO Energy Co.
2.375% due 09/15/2022	1,000	1,016

Public Service Co. of New Hampshire
3.500% due 11/01/2023	329	347

S.A. Global Sukuk Ltd.
1.602% due 06/17/2026	3,900	3,881

Sempra Energy
3.400% due 02/01/2028	2,000	2,159

Southern California Edison Co.
0.700% due 04/03/2023	8,600	8,623
0.700% due 08/01/2023	4,000	4,007
0.975% due 08/01/2024	4,000	4,012
1.100% due 04/01/2024	4,300	4,322
3.500% due 10/01/2023	2,130	2,242

Southern California Gas Co.
0.466% (US0003M + 0.350%) due 09/14/2023 ~	5,000	5,002

		124,023

Total Corporate Bonds & Notes (Cost $1,352,215)		1,380,194

MUNICIPAL BONDS & NOTES 3.8%

ALABAMA 0.0%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.263% due 09/15/2032	1,545	1,777

CALIFORNIA 1.0%

Bay Area Toll Authority, California Revenue Bonds, Series 2019
2.574% due 04/01/2031	8,500	8,929

California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	993
1.490% due 11/01/2028	5,400	5,345
1.690% due 11/01/2029	4,400	4,356
1.740% due 11/01/2030	2,600	2,545

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022	1,850	1,903

Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016
2.000% due 09/01/2023	400	412

Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003
5.410% due 08/01/2026	2,495	2,842

Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	247
1.893% due 06/01/2030	300	295

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	$500	$808

San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	6,400	7,037

University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	526
3.063% due 07/01/2025	5,200	5,596

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200	1,201

		43,035

FLORIDA 0.0%

Miami-Dade County, Florida Aviation Revenue Notes, Series 2018
3.405% due 10/01/2024	300	323

Miami-Dade County, Florida Revenue Notes, Series 2021
1.936% due 10/01/2028	1,000	998

		1,321

GEORGIA 0.0%

Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.800% due 07/01/2022	1,080	1,102

HAWAII 0.3%

Hawaii State General Obligation Notes, Series 2020
0.802% due 10/01/2024	10,670	10,705
0.852% due 10/01/2025	3,850	3,821

		14,526

IDAHO 0.2%

Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	2,100	2,174
2.447% due 09/01/2024	4,400	4,619

		6,793

KANSAS 0.1%

Wyandotte County-Kansas City Unified Government Utility System Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	2,032
1.961% due 09/01/2029	600	608

		2,640

MICHIGAN 0.1%

Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,156
2.596% due 12/01/2026	1,400	1,480

		2,636

NEW YORK 1.2%

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.355% due 11/15/2023	600	659
6.814% due 11/15/2040	500	732

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	9,000	9,407

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,065

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018
3.250% due 08/01/2023	805	847

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019
2.010% due 05/01/2025	$3,000	$3,115
2.980% due 11/01/2027	7,000	7,499

New York State Dormitory Authority Revenue Notes, Series 2019
2.839% due 07/01/2022	1,000	1,020

New York State Dormitory Authority Revenue Notes, Series 2020
2.727% due 02/15/2029	2,150	2,286

New York State Thruway Authority Revenue Bonds, Series 2019
2.900% due 01/01/2035	2,100	2,215

New York State Urban Development Corp. Revenue Notes, Series 2019
2.150% due 03/15/2025	5,600	5,792

New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	9,418
1.777% due 03/15/2028	4,000	4,027

Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	2,903

		50,985

OHIO 0.2%

JobsOhio Beverage System Revenue Bonds, Series 2013
3.985% due 01/01/2029	6,035	6,767

SOUTH DAKOTA 0.1%

Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021
1.245% due 06/01/2025	1,800	1,805
1.495% due 06/01/2026	2,500	2,500

		4,305

TEXAS 0.2%

North Texas Tollway Authority Revenue Notes, Series 2020
1.464% due 01/01/2027	2,750	2,734

Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	2,205	2,466

Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2020
4.000% due 10/01/2033	2,500	2,989

		8,189

UTAH 0.1%

Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	2,109

Utah State General Obligation Bonds, (BABs), Series 2009
4.554% due 07/01/2024	415	443

Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	500	529

		3,081

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,317
2.020% due 06/01/2027	4,400	4,419
2.351% due 06/01/2028	3,000	3,035

		10,771

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	127

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.1%

Wisconsin State Revenue Notes, Series 2016
1.899% due 05/01/2022	$400	$404

Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	3,447
2.299% due 05/01/2028	2,100	2,199

		6,050

Total Municipal Bonds & Notes (Cost $160,616)		163,978

U.S. GOVERNMENT AGENCIES 25.7%

Fannie Mae
0.326% due 06/25/2037 •	218	219
0.336% due 11/25/2045 •	560	562
0.386% due 12/25/2045 •	349	352
0.436% due 03/25/2035 - 03/25/2046 •	652	657
0.484% due 03/25/2036 •	476	476
0.496% due 11/25/2046 •	613	613
0.516% due 11/25/2046 - 12/25/2056 •	5,055	5,056
0.536% due 12/25/2046 •	3,811	3,814
0.546% due 07/25/2046 - 10/25/2046 •	5,235	5,241
0.596% due 01/25/2047 •	3,569	3,573
0.750% due 11/25/2050	18,336	17,726
0.816% due 06/25/2040 •	219	224
1.744% due 07/01/2034 •	213	222
2.287% due 10/01/2037 •	255	274
2.654% due 05/25/2027	166	167

Federal Home Loan Bank
1.500% due 08/15/2024	13,700	14,093

Freddie Mac
0.384% due 09/15/2035 •	10	10
0.446% due 10/15/2037 - 10/15/2040 •	8,680	8,728
0.484% due 02/15/2041 •	257	261
0.534% due 04/15/2041 •	76	76
0.536% due 07/15/2040 •	3,131	3,169
0.554% due 11/15/2036 •	73	74
0.596% due 07/15/2041 - 03/15/2042 •	8,361	8,479
0.634% due 04/15/2041 •	625	636
0.650% due 10/27/2025	37,000	36,749
0.800% due 10/28/2026	37,900	37,434
1.000% due 12/15/2040 - 05/25/2047	42,433	42,617
1.250% due 12/15/2044	2,270	2,262
2.214% due 07/15/2035 •	2,246	2,271
2.491% due 12/25/2028	5,510	5,764
2.500% due 09/25/2048	8,513	8,779
2.864% due 10/25/2026	2,871	3,035
3.000% due 10/01/2046 - 05/01/2048	20,629	21,723
3.026% due 04/25/2027	1,707	1,814
3.065% due 08/25/2022	2,515	2,552
3.500% due 06/01/2044 - 10/01/2048	1,518	1,630
4.000% due 09/01/2048 - 05/01/2049	15,563	16,670
4.500% due 10/01/2048 - 02/01/2049	6,965	7,538

Ginnie Mae
0.540% due 08/20/2066 •	5	5
0.573% due 09/20/2065 •	4,771	4,790
0.630% due 07/20/2063 •	2,008	2,017
0.660% due 06/20/2065 •	9,196	9,253
0.690% due 03/20/2065 •	4,050	4,085
0.740% due 12/20/2064 - 06/20/2066 •	13,178	13,271
0.770% due 08/20/2061 •	2	2
0.820% due 09/20/2063 •	251	253
0.840% due 10/20/2063 - 09/20/2065 •	538	544
0.860% due 02/20/2066 •	90	90
0.890% due 05/20/2066 •	4,259	4,318
0.970% due 04/20/2066 •	7,470	7,583

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.990% due 04/20/2066 •	$7,616	$7,749
1.010% due 07/20/2065 •	315	320
1.040% due 12/20/2066 •	5,941	6,042
1.090% due 01/20/2067 •	5,878	6,002
1.240% due 03/20/2066 •	2,856	2,928
1.500% due 10/20/2045	9,648	9,689
3.000% due 01/20/2067	7,394	7,772
3.500% due 09/20/2045	2,271	2,422

Ginnie Mae, TBA
2.500% due 11/01/2051 - 12/01/2051	120,300	123,809

Tennessee Valley Authority STRIPS
7.125% due 05/01/2030	10,000	14,417

Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 03/01/2050	27,450	29,052
3.500% due 03/01/2024 - 07/01/2048	13,475	14,464
4.000% due 05/01/2047 - 09/01/2048	8,488	9,117
4.500% due 08/01/2048	8,027	8,684
5.000% due 04/01/2023 - 11/01/2044	2,719	3,058
5.500% due 04/01/2023 - 02/01/2042	1,203	1,390

Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2036	35,200	36,153
2.500% due 10/01/2051 - 12/01/2051	457,400	469,914
3.000% due 12/01/2051	35,000	36,518

Total U.S. Government Agencies (Cost $1,097,740)		1,101,251

U.S. TREASURY OBLIGATIONS 33.0%

U.S. Treasury Notes
0.125% due 01/15/2024	98,200	97,694
0.250% due 08/31/2025	34,500	33,803
0.250% due 10/31/2025	103,400	101,053
0.375% due 08/15/2024	250,000	249,141
0.375% due 12/31/2025	36,800	36,067
0.375% due 01/31/2026	44,450	43,505
0.750% due 03/31/2026	196,000	194,653
0.750% due 01/31/2028	234,400	227,670
0.875% due 06/30/2026	63,000	62,783
1.000% due 07/31/2028	30,000	29,423
1.125% due 02/29/2028	42,800	42,541
1.250% due 03/31/2028	64,200	64,218
1.250% due 04/30/2028	122,200	122,143
1.375% due 01/31/2022	17,000	17,075
1.375% due 01/31/2025	7,100	7,281
1.500% due 10/31/2024	1,500	1,544
1.500% due 11/30/2024	11,500	11,839
1.750% due 12/31/2024	47,000	48,775
2.000% due 04/30/2024 (g)	9,690	10,085
2.125% due 03/31/2024 (g)	5,600	5,840
2.250% due 12/31/2023	2,840	2,961
2.250% due 04/30/2024 (g)	1,600	1,675

Total U.S. Treasury Obligations (Cost $1,420,162)		1,411,769

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%

225 Liberty Street Trust
3.597% due 02/10/2036	1,200	1,298

AREIT Trust
1.180% due 07/17/2026 «•(a)	3,700	3,700
1.184% due 09/14/2036 •	2,162	2,164

Banc of America Commercial Mortgage Trust
3.019% due 07/15/2049	7,767	8,121
3.441% due 09/15/2048	5,882	6,275

BANK
1.805% due 11/15/2053	6,000	6,046
2.808% due 10/17/2052	1,600	1,711
2.897% due 11/15/2062	3,728	4,005
2.933% due 09/15/2062	10,300	11,025
3.279% due 11/15/2054	5,300	5,673
3.432% due 05/15/2062	2,000	2,189
3.623% due 04/15/2052	2,500	2,762

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Benchmark Mortgage Trust
2.888% due 08/15/2057	$4,319	$4,636
2.957% due 12/15/2062	6,100	6,543
3.780% due 02/15/2051 ~	1,100	1,198
4.232% due 01/15/2052	5,700	6,563

BXMT Ltd.
1.564% due 03/15/2037 •	8,000	8,038

Cantor Commercial Real Estate Lending
2.817% due 11/15/2052	8,300	8,878

CD Mortgage Trust
3.317% due 05/10/2050	3,000	3,206

Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	3,684	3,726
3.268% due 09/15/2050	3,600	3,841
3.962% due 03/10/2051	4,800	5,291

Commercial Mortgage Trust
2.873% due 08/15/2057	1,700	1,816
3.091% due 10/10/2049	3,700	3,977
3.317% due 09/10/2050	3,100	3,321
3.432% due 08/10/2048	1,423	1,509
3.497% due 05/10/2048	1,500	1,621
3.510% due 09/10/2050	4,200	4,616
3.694% due 08/10/2047	2,200	2,349
3.796% due 08/10/2047	3,250	3,498
3.902% due 07/10/2050	2,200	2,400
4.228% due 05/10/2051	3,800	4,330

Credit Suisse Commercial Mortgage Trust
1.051% due 06/15/2034 •	200	200

Credit Suisse Mortgage Capital Trust
1.434% due 10/15/2037 •	5,300	5,325

CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	9,697
3.808% due 11/15/2048	5,600	6,129

DBUBS Mortgage Trust
3.452% due 10/10/2034	6,100	6,474

Extended Stay America Trust
1.164% due 07/15/2038 •	25,766	25,881

GPMT Ltd.
1.337% due 07/16/2035 •	7,933	7,944

GS Mortgage Securities Corp. Trust
3.419% due 10/10/2032	5,000	5,110

GS Mortgage Securities Trust
2.909% due 09/01/2052	7,600	8,165
3.396% due 02/10/2048	2,600	2,786
3.801% due 01/10/2047	3,142	3,261
3.871% due 07/10/2046 ~	7,000	7,213

HPLY Trust
1.084% due 11/15/2036 •	4,474	4,481

Independence Plaza Trust
3.763% due 07/10/2035	3,300	3,474

JP Morgan Chase Commercial Mortgage Securities Trust
0.934% due 12/15/2036 •	6,000	6,011

JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	3,085
3.562% due 12/15/2048	1,247	1,316
3.611% due 05/15/2048	2,000	2,147
3.639% due 11/15/2047	3,000	3,220
3.670% due 09/15/2047	1,778	1,885
3.801% due 08/15/2048	1,494	1,620

JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	3,430
2.994% due 12/15/2049	300	317
3.242% due 10/15/2050	3,900	4,180

MF1 Multifamily Housing Mortgage Loan Trust
1.014% due 07/15/2036 •	21,700	21,729

Morgan Stanley Bank of America Merrill Lynch Trust
3.306% due 04/15/2048	2,000	2,135

Morgan Stanley Capital Trust
2.606% due 08/15/2049	1,360	1,417
3.067% due 11/15/2052	6,200	6,715
3.587% due 12/15/2050	700	774
3.809% due 12/15/2048	2,000	2,179

PFP Ltd.
1.055% due 04/14/2036 •	2,241	2,244
1.100% due 08/09/2037 •	8,000	8,066
1.135% due 04/14/2037 •	1,375	1,376

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ready Capital Mortgage Financing LLC
1.086% due 04/25/2038 •	$4,500	$4,507

SFO Commercial Mortgage Trust
1.234% due 05/15/2038 •	7,100	7,131

UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	7,546
2.987% due 12/15/2052	930	998
3.215% due 08/15/2050	4,550	4,871
3.366% due 10/15/2050	2,700	2,890
3.504% due 12/15/2050	8,400	9,045
3.903% due 02/15/2051	3,500	3,829
4.195% due 08/15/2051	1,200	1,336

VMC Finance LLC
1.187% due 06/16/2036 •	3,941	3,948

Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,479
2.652% due 08/15/2049	1,600	1,683
2.788% due 07/15/2048	237	247
2.991% due 02/15/2048	172	178
3.306% due 05/15/2048	188	196
3.311% due 06/15/2052	4,750	5,178
3.395% due 10/15/2050	3,400	3,653
3.461% due 07/15/2058	709	740
3.540% due 05/15/2048	1,500	1,622
4.147% due 06/15/2051	1,400	1,558

Total Non-Agency Mortgage-Backed Securities (Cost $360,240)		368,947

ASSET-BACKED SECURITIES 7.2%

ACREC Ltd.
1.235% due 10/18/2036 •(a)	4,400	4,404

Anchorage Capital CLO Ltd.
1.236% due 07/15/2032 •	15,500	15,500
1.278% due 07/22/2032 •	4,000	4,000
1.534% due 10/20/2031 •	11,000	11,009

Apidos CLO
1.090% due 07/18/2029 •	900	900

Apres Static CLO Ltd.
1.196% due 10/15/2028 •	11,350	11,364

Ares CLO Ltd.
1.177% due 04/18/2031 •	10,200	10,232

ARES LII CLO Ltd.
1.188% due 04/22/2031 •	6,000	6,018

Assurant CLO Ltd.
1.384% due 10/20/2029 •	5,200	5,200

Atlas Senior Loan Fund Ltd.
1.564% due 07/20/2032 •	6,500	6,506

Birch Grove CLO Ltd.
1.246% due 06/15/2031 •	1,200	1,201

BlueMountain CLO Ltd.
1.064% due 07/18/2027 •	1,981	1,982

CARLYLE U.S. CLO Ltd.
1.134% due 04/20/2031 •	4,500	4,500

Carrington Mortgage Loan Trust
1.254% due 10/20/2029 •	4,200	4,205

Catamaran CLO Ltd.
1.482% due 04/22/2030 •	14,724	14,742

CLNC Ltd.
1.414% due 08/20/2035 •	10,000	10,010

Columbia Cent CLO Ltd.
1.275% due 10/25/2028 •	5,859	5,866

DLLAD LLC
0.350% due 09/20/2024	3,500	3,501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ECMC Group Student Loan Trust
0.836% due 02/27/2068 •	$4,396	$4,387
0.886% due 09/25/2068 •	5,921	5,979
1.086% due 01/27/2070 •	10,835	11,001
1.136% due 05/25/2067 •	3,409	3,482

Gallatin CLO Ltd.
1.426% (US0003M + 1.050%) due 07/15/2027 ~	2,522	2,531

GPMT Ltd.
1.384% due 02/22/2036 •	5,125	5,127

ICG U.S. CLO Ltd.
1.538% due 10/22/2031 •	10,000	10,010

KKR CLO Ltd.
1.404% due 07/18/2030 •	1,900	1,901

LCCM Trust
1.284% due 12/13/2038 •	1,000	1,002

MF1 Ltd.
1.864% due 11/15/2035 •	7,800	7,855

Mountain View CLO LLC
1.216% due 10/16/2029 •	2,000	2,000

Navient Student Loan Trust
0.466% due 03/25/2067 •	2,826	2,829
0.886% due 07/26/2066 •	3,383	3,407

Nelnet Student Loan Trust
0.686% due 03/25/2030 •	1,641	1,652

Oaktree CLO Ltd.
1.252% due 10/20/2032 «•(a)	1,500	1,500

OCP CLO Ltd.
1.254% due 07/20/2029 •	4,200	4,205

OZLM Ltd.
1.209% due 07/30/2027 •	1,040	1,042
1.274% due 07/20/2032 •	5,200	5,205

Palmer Square Loan Funding Ltd.
0.971% due 07/20/2029 •	8,500	8,482
1.025% due 11/15/2026 •	1,309	1,310
1.104% due 04/20/2027 •	1,759	1,760

Romark CLO Ltd.
1.168% due 10/23/2030 •	4,000	4,001

Saranac Clo Ltd.
1.259% due 08/13/2031 •	2,000	2,000

SBA Tower Trust
3.869% due 10/15/2049 þ	1,700	1,778

Shackleton CLO Ltd.
1.054% due 10/20/2027 •	1,714	1,717
1.264% due 10/20/2028 •	5,498	5,505

SLC Student Loan Trust
0.185% due 05/15/2029 •	2,442	2,429
0.226% due 03/15/2027 •	346	346
1.004% due 11/25/2042 •	797	802

SLM Student Loan Trust
0.245% due 01/25/2027 •	671	669
0.265% due 10/25/2028 •	3,751	3,736
0.586% due 12/15/2027 •	881	881
0.675% due 01/25/2028 •	260	260
0.725% due 10/25/2029 •	2,840	2,845

STWD Ltd.
1.284% due 04/18/2038 •	10,000	10,021

TICP CLO Ltd.
0.974% due 04/20/2028 •	2,188	2,190

TPG Real Estate Finance Ltd.
1.314% due 10/15/2034 •	10,700	10,707

Tralee CLO Ltd.
1.244% due 10/20/2028 •	3,179	3,182

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture CLO Ltd.
1.006% due 07/15/2027 •	$1,377	$1,377
1.110% due 07/20/2030 •	10,700	10,700
1.154% due 04/20/2029 •	4,187	4,189
1.184% due 07/20/2030 •	4,100	4,098

Vibrant Clo Ltd.
1.240% due 07/20/2032 •	10,300	10,305

Voya CLO Ltd.
1.084% due 04/17/2030 •	7,900	7,901

Wellfleet CLO Ltd.
1.024% due 04/20/2029 •	8,348	8,344

Zais CLO Ltd.
1.276% due 04/15/2028 •	1,213	1,214

Total Asset-Backed Securities (Cost $308,258)		309,004

SOVEREIGN ISSUES 0.9%

Export-Import Bank of Korea
1.875% due 02/12/2025	6,400	6,584

Korea Expressway Corp.
3.625% due 10/22/2021	4,000	4,006

Province of Ontario
2.500% due 04/27/2026	5,000	5,324
3.050% due 01/29/2024	4,000	4,237
3.200% due 05/16/2024	3,750	4,010

Province of Quebec
2.375% due 01/31/2022	4,700	4,733
2.875% due 10/16/2024	3,750	4,006

Qatar Government International Bond
3.375% due 03/14/2024	1,600	1,703
3.875% due 04/23/2023	2,500	2,633

Saudi Government International Bond
2.375% due 10/26/2021	500	501

Total Sovereign Issues (Cost $36,645)		37,737

SHORT-TERM INSTRUMENTS 3.9%

REPURCHASE AGREEMENTS (e) 1.0%

		43,275

U.S. TREASURY BILLS 2.5%
0.052% due 10/07/2021 - 03/24/2022 (b)(c)(g)	108,234	108,217

U.S. TREASURY CASH MANAGEMENT BILLS 0.4%
0.038% due 01/11/2022 - 01/18/2022 (b)(c)	15,000	14,998

Total Short-Term Instruments (Cost $166,486)		166,490

Total Investments in Securities (Cost $4,902,362)		4,939,370

Total Investments 115.4% (Cost $4,902,362)		$4,939,370

Financial Derivative Instruments (f) (0.0)% (Cost or Premiums, net $1,599)		(45)

Other Assets and Liabilities, net (15.4)%		(659,233

Net Assets 100.0%		$4,280,092

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	129

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$6,600	$6,731	0.16%
Oracle Corp.	1.650	03/25/2026	03/22/2021	200	203	0.00

				$6,800	$6,934	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2021	10/01/2021	$375	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(382)	$375	$375
MBC	0.040	09/30/2021	10/01/2021	42,900	U.S. Treasury Notes 1.625% due 05/15/2026	(44,309)	42,900	42,900

Total Repurchase Agreements						$(44,691)	$43,275	$43,275

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$375	$0	$0	$375	$(382)	$(7)
MBC	42,900	0	0	42,900	(44,309)	(1,409)

Total Borrowings and Other Financing Transactions	$43,275	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	188	$(27,307)	$624	$0	$(32)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	129	(24,647)	900	20	0

Total Futures Contracts				$1,524	$20	$(32)

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.439%	$3,900	$(147)	$229	$82	$0	$(2)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.472	900	12	8	20	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.550	3,800	57	24	81	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.613	900	8	10	18	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.617	5,700	22	18	40	0	(1)

						$(48)	$289	$241	$0	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$	600	$14	$1	$15	$0	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		26,300	647	(5)	642	0	(8)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		40,500	986	(13)	973	0	(20)

						$1,647	$(17)	$1,630	$0	$(28)

Total Swap Agreements						$1,599	$272	$1,871	$0	$(34)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$20	$1	$21	$0	$(32)	$(34)	$(66)

(g)

Securities with an aggregate market value of $10,389 and cash of $3,034 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin Asset of $1 for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	131

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$20	$20
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$20	$21

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$32	$32
Swap Agreements	0	34	0	0	0	34

	$0	$34	$0	$0	$32	$66

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(3,290)	$(3,290)
Swap Agreements	0	424	0	0	(4)	420

	$0	$424	$0	$0	$(3,294)	$(2,870)

Over the counter
Swap Agreements	$0	$0	$0	$0	$(1)	$(1)

	$0	$424	$0	$0	$(3,295)	$(2,871)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$118	$118
Swap Agreements	0	(6)	0	0	0	(6)

	$0	$(6)	$0	$0	$118	$112

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$984,337	$0	$984,337
Industrials	0	271,834	0	271,834
Utilities	0	124,023	0	124,023
Municipal Bonds & Notes
Alabama	0	1,777	0	1,777
California	0	43,035	0	43,035
Florida	0	1,321	0	1,321
Georgia	0	1,102	0	1,102
Hawaii	0	14,526	0	14,526
Idaho	0	6,793	0	6,793
Kansas	0	2,640	0	2,640
Michigan	0	2,636	0	2,636
New York	0	50,985	0	50,985
Ohio	0	6,767	0	6,767
South Dakota	0	4,305	0	4,305

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Texas	$0	$8,189	$0	$8,189
Utah	0	3,081	0	3,081
West Virginia	0	10,771	0	10,771
Wisconsin	0	6,050	0	6,050
U.S. Government Agencies	0	1,101,251	0	1,101,251
U.S. Treasury Obligations	0	1,411,769	0	1,411,769
Non-Agency Mortgage-Backed Securities	0	365,247	3,700	368,947
Asset-Backed Securities	0	307,504	1,500	309,004
Sovereign Issues	0	37,737	0	37,737
Short-Term Instruments
Repurchase Agreements	0	43,275	0	43,275
U.S. Treasury Bills	0	108,217	0	108,217
U.S. Treasury Cash Management Bills	0	14,998	0	14,998

Total Investments	$0	$4,934,170	$5,200	$4,939,370

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$20	$0	$20

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(66)	$0	$(66)

Total Financial Derivative Instruments	$0	$(46)	$0	$(46)

Totals	$0	$4,934,124	$5,200	$4,939,324

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	133

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 229.2%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

Ambac Assurance Corp.
5.100% due 12/31/2099 (f)	$38	$53

INDUSTRIALS 0.1%

CVS Pass-Through Trust
6.036% due 12/10/2028	954	1,114

Total Corporate Bonds & Notes (Cost $1,003)		1,167

MUNICIPAL BONDS & NOTES 0.3%

TEXAS 0.3%

Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (e)	7,990	4,224

Total Municipal Bonds & Notes (Cost $5,163)		4,224

U.S. GOVERNMENT AGENCIES 190.4%

Fannie Mae
0.136% due 07/25/2037 •	371	365
0.144% due 12/25/2036 •	1,058	1,049
0.200% due 02/25/2043 •(a)	2,647	26
0.290% due 09/26/2033 •	14	14
0.306% due 07/25/2032 •	105	103
0.344% due 06/25/2032 •	1	1
0.394% due 03/01/2035 •	47	47
0.444% due 02/25/2033 •	10	10
0.486% due 06/25/2029 - 04/25/2032 •	46	46
0.487% due 04/18/2028 - 12/18/2032 •	17	17
0.536% due 06/25/2046 •	1,208	1,217
0.537% due 10/18/2030 •	11	11
0.586% due 06/25/2030 - 11/25/2059 •	17,152	17,378
0.587% due 09/18/2027 •	11	11
0.736% due 09/25/2023 •	2	2
0.786% due 10/25/2037 •	2,385	2,445
0.986% due 04/25/2032 •	17	18
1.186% due 05/25/2023 •	1	1
1.299% due 08/01/2042 - 10/01/2044 •	989	1,010
1.467% due 04/25/2046 ~(a)	780	48
1.470% due 10/25/2046 ~(a)	386	20
1.499% due 10/01/2030 - 09/01/2040 •	171	173
1.532% due 10/01/2031 •	16	16
1.536% due 07/25/2044 ~(a)	1,026	54
1.547% due 03/01/2035 •	18	19
1.550% due 11/01/2035 •	261	263
1.556% due 10/01/2023 •	3	3
1.585% due 07/25/2052 ~(a)	753	35
1.587% due 03/25/2045 ~(a)	1,552	78
1.597% due 01/25/2045 ~(a)	745	39
1.614% due 05/01/2035 •	22	22
1.625% due 04/01/2033 •	69	69
1.698% due 09/01/2035 •	127	133
1.709% due 07/25/2044 ~(a)	793	40
1.713% due 08/25/2055 ~(a)	725	37
1.717% due 06/01/2023 •	4	4
1.728% due 04/25/2055 ~(a)	1,240	68
1.753% due 08/25/2054 ~(a)	1,400	96
1.754% due 02/01/2032 •	42	42
1.772% due 11/01/2035 •	4	4
1.798% due 08/25/2044 ~(a)	596	38
1.805% due 07/01/2035 •	7	7
1.837% due 01/01/2035 •	26	26
1.843% due 07/01/2035 •	53	53
1.875% due 08/01/2035 •	32	33
1.885% due 07/25/2045 ~(a)	3,233	204
1.906% due 09/01/2035 •	79	80
1.915% due 07/01/2034 •	109	110
1.930% due 03/01/2035 •	8	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.943% due 11/01/2035 •	$95	$96
1.945% due 05/01/2035 •	35	35
1.946% due 05/25/2035 ~	73	74
1.993% due 12/01/2035 •	24	24
2.010% due 03/01/2025 •	1	1
2.019% due 02/01/2034 •	37	38
2.050% due 02/01/2035 •	16	16
2.109% due 09/01/2035 •	4	4
2.112% due 12/01/2035 •	11	11
2.125% due 06/01/2026 •	3	3
2.127% due 08/01/2029 •	17	17
2.152% due 07/01/2032 •	15	15
2.187% due 07/01/2027 •	1	1
2.200% due 11/01/2026 •	37	37
2.204% due 02/01/2027 •	12	12
2.205% due 11/01/2031 •	10	10
2.237% due 11/01/2025 •	2	2
2.246% due 03/01/2024 •	2	2
2.260% due 11/01/2025 - 04/01/2030 •	16	16
2.265% due 05/01/2029 •	8	8
2.271% due 06/01/2035 •	26	25
2.277% due 09/01/2030 •	4	4
2.280% due 11/01/2035 •	5	5
2.283% due 01/25/2022 ~(a)	621	0
2.287% due 02/01/2036 •	15	15
2.288% due 12/01/2031 •	3	3
2.310% due 09/01/2034 •	64	67
2.317% due 09/01/2031 •	7	7
2.343% due 06/01/2032 •	18	18
2.350% due 05/01/2026 •	1	1
2.358% due 01/25/2031 ~(a)	6,800	927
2.376% due 05/01/2027 •	10	10
2.385% due 06/01/2035 •	235	245
2.408% due 01/01/2026 •	37	38
2.458% due 05/01/2036 •	35	38
2.470% due 02/01/2024 •	26	26
2.475% due 01/01/2030 •	42	42
2.610% due 12/01/2029 •	2	2
2.625% due 12/01/2023 •	3	3
2.631% due 12/01/2027 •	8	8
2.645% due 06/01/2029 •	11	11
2.680% due 04/01/2022	2	2
2.684% due 05/01/2030 •	15	15
2.770% due 04/01/2032 •	3	3
2.778% due 06/01/2030 •	36	36
2.981% due 05/01/2036 •	3	3
3.000% due 11/01/2042 - 05/01/2058	15,886	17,065
3.000% due 11/25/2043 - 12/25/2048 (a)	12,535	1,344
3.020% due 09/01/2030 •	5	5
3.200% due 05/01/2036 •	130	135
3.373% due 08/01/2029 - 01/01/2049 •	4,682	4,891
3.445% due 02/01/2025 •	11	11
3.462% due 02/01/2026 •	7	7
3.500% due 07/01/2026 - 08/01/2026 •	3	3
3.500% due 04/25/2046 (a)	603	30
3.500% due 06/01/2056 - 01/01/2057	20,752	22,630
3.500% due 01/01/2059 (h)	16,278	17,746
3.519% due 11/01/2048 •	1,578	1,650
3.575% due 02/01/2026	9,000	9,546
3.595% due 10/25/2042 •	524	539
3.626% due 12/01/2048 •	4,282	4,474
3.662% due 11/01/2028 •	32	32
3.690% due 05/01/2036 •	2	2
3.780% due 02/01/2031 •	12	12
3.790% due 01/01/2029	2,500	2,870
3.874% due 11/01/2028 •	22	22
3.995% due 05/01/2036 •	3	4
4.000% due 09/01/2043 - 10/01/2043	293	319
4.000% due 06/25/2044 (a)	150	13
4.090% due 08/01/2028 •	20	21
4.313% due 06/01/2029 •	1	1
4.485% due 01/01/2028 •	1	1
4.500% due 02/01/2038 - 04/01/2059	16,035	18,093

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.516% due 02/01/2028 •	$15	$16
4.784% due 02/01/2030 •	46	46
4.929% due 09/01/2034 •	3	4
5.000% due 04/25/2023 - 11/01/2039	240	257
5.055% due 02/01/2031 •	32	33
5.094% due 01/01/2029 •	5	5
5.500% due 12/01/2035 - 11/01/2039	1,650	1,803
5.538% due 02/01/2031 •	20	22
5.718% due 12/01/2030 •	42	43
5.914% due 11/25/2049 •(a)	2,938	579
6.000% due 04/25/2031 - 02/01/2037	356	399
6.064% due 07/25/2042 - 08/25/2042 •(a)	9,710	1,365
6.089% due 10/25/2031 þ	1	1
6.300% due 06/25/2031 ~	143	143
6.300% due 10/17/2038	9	9
6.500% due 04/25/2022 - 10/25/2031	669	757
6.500% due 04/25/2038 (a)	171	40
6.850% due 12/18/2027	112	124
7.000% due 06/25/2022 - 09/01/2032	106	116
7.500% due 03/25/2023 - 07/25/2041	281	315
7.800% due 10/25/2022	1	1
7.800% due 06/25/2026 ~	1	2
9.133% due 10/25/2045 •	891	931
14.742% due 06/25/2042 •	379	588

Farmer Mac
8.850% due 04/25/2030 «~	48	47

Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(e)	50,232	43,817
0.284% due 03/15/2031 •	25	25
0.326% due 07/25/2031 •	40	40
0.334% due 07/15/2034 •	4	4
0.336% due 05/25/2031 •	96	96
0.366% due 09/25/2031 •	68	68
0.384% due 06/15/2048 - 12/15/2048 •	4,748	4,769
0.434% due 12/15/2029 •	39	39
0.446% due 10/15/2037 - 10/15/2040 •	11,002	11,053
0.534% due 03/15/2024 - 12/15/2031 •	64	65
0.584% due 02/15/2028 - 03/15/2032 •	9	8
0.596% due 12/15/2046 •	786	794
0.634% due 03/15/2032 - 03/15/2044 •	1,579	1,602
0.636% due 01/25/2050 •	2,538	2,562
0.684% due 08/15/2035 •	371	378
1.034% due 04/15/2031 •	389	397
1.063% due 11/25/2022 ~(a)	27,683	240
1.084% due 06/15/2031 •	26	27
1.284% due 07/15/2027 •	142	145
1.289% due 10/15/2037 ~(a)	290	12
1.406% due 10/15/2037 ~(a)	91	4
1.573% due 07/01/2030 •	69	68
1.633% due 05/15/2037 ~(a)	194	9
1.727% due 10/15/2041 ~(a)	427	20
1.813% due 03/15/2037 ~(a)	259	15
1.819% due 08/15/2041 ~(a)	221	11
1.824% due 10/01/2023 •	26	26
1.862% due 12/01/2035 •	272	287
1.872% due 08/15/2036 ~(a)	405	20
1.888% due 02/15/2038 ~(a)	474	22
1.899% due 11/15/2038 ~(a)	710	36
1.983% due 11/15/2036 ~(a)	666	41
1.996% due 10/01/2036 •	39	41
2.039% due 06/15/2038 ~(a)	510	33
2.057% due 10/01/2035 •	56	59
2.085% due 04/01/2025 •	1	1
2.125% due 08/01/2029 - 03/01/2033 •	26	26
2.151% due 10/01/2027 •	3	3
2.160% due 03/01/2033 •	51	54

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.171% due 11/01/2034 •	$48	$50
2.225% due 05/01/2032 •	1	1
2.250% due 10/01/2024 •	26	26
2.258% due 11/01/2027 •	40	39
2.262% due 01/01/2028 •	12	12
2.265% due 05/01/2032 •	6	6
2.268% due 06/01/2022 - 08/01/2035 •	16	16
2.283% due 04/01/2029 •	2	2
2.325% due 09/01/2026 - 09/01/2027 •	11	11
2.327% due 07/01/2024 •	5	5
2.334% due 11/01/2029 •	183	187
2.339% due 07/01/2035 •	135	142
2.348% due 12/01/2032 •	8	8
2.361% due 06/01/2028 •	8	8
2.365% due 10/01/2023 •	7	7
2.368% due 06/01/2024 - 08/01/2027 •	3	4
2.369% due 09/01/2028 •	4	4
2.370% due 11/01/2031 •	1	1
2.374% due 03/01/2032 •	4	4
2.375% due 11/01/2027 •	2	2
2.395% due 07/01/2027 •	4	4
2.407% due 07/01/2028 •	73	73
2.445% due 05/01/2032 •	68	68
2.452% due 05/01/2032 •	105	104
2.455% due 07/01/2030 - 08/01/2030 •	4	4
2.457% due 04/25/2023 ~	2,338	2,376
2.460% due 12/01/2026 •	4	4
2.462% due 02/01/2029 •	13	13
2.500% due 12/15/2027 (a)	2,449	129
2.502% due 09/01/2024 •	2	2
2.512% due 02/01/2031 •	1	1
2.518% due 02/01/2027 •	42	42
2.521% due 12/01/2029 •	17	17
2.524% due 10/01/2027 •	5	5
2.615% due 02/01/2027 •	10	10
2.648% due 03/01/2027 •	1	1
2.653% due 10/01/2024 •	6	6
3.000% due 08/15/2032 - 08/01/2046	7,707	8,129
3.000% due 02/15/2033 - 09/15/2048 (a)	4,731	372
3.500% due 12/15/2022 - 09/01/2032	2,118	2,271
3.500% due 08/15/2026 - 08/15/2045 (a)	16,519	2,162
3.617% due 03/01/2029 •	8	8
3.801% due 08/15/2032 ~	15	15
4.000% due 06/01/2029 - 12/01/2048	13,602	14,915
4.000% due 01/15/2046 (a)	5,717	747
4.500% due 03/01/2029 - 06/01/2048	8,717	9,681
5.000% due 05/01/2023 - 07/01/2041	8,856	9,979
5.500% due 12/01/2022 - 06/01/2041	19,455	22,522
6.000% due 09/15/2026 - 05/01/2040	3,389	3,954
6.250% due 12/15/2028	91	102
6.500% due 09/15/2022 - 10/25/2043	1,322	1,524
7.000% due 04/15/2023 - 12/01/2032	46	50
7.000% due 10/25/2023 (a)	3	0
7.500% due 03/01/2022 - 01/15/2030	56	66
7.500% due 08/15/2029 (a)	2	0
7.645% due 05/01/2025	295	328
8.000% due 06/01/2030 - 09/01/2030	1	1
8.500% due 08/01/2024 - 08/01/2027	21	23
9.306% due 12/15/2043 •	2,159	2,649
9.633% due 10/15/2040 •	1	1
12.037% due 05/15/2035 •	3,527	4,321
13.325% due 05/15/2041 •	4,005	5,234
15.656% due 01/15/2035 •	4,874	6,290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
0.000% due 03/20/2035 (b)(e)	$275	$267
0.985% due 03/16/2051 ~(a)	865	5
1.137% due 07/20/2070 - 08/20/2070 •	22,895	23,888
1.171% due 10/20/2058 •	288	295
1.198% due 01/20/2059 •	385	393
1.337% due 10/20/2070 •	12,369	13,017
1.429% due 06/20/2042 ~(a)	971	49
1.446% due 11/20/2045 ~(a)	1,051	48
1.479% due 06/20/2042 ~(a)	898	39
1.493% due 09/20/2045 ~(a)	1,296	40
1.536% due 12/20/2045 ~(a)	750	28
1.592% due 08/20/2045 ~(a)	433	14
1.678% due 06/20/2043 ~(a)	876	40
1.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	240	244
1.875% due 04/20/2027 - 04/20/2033 •	1,974	2,053
2.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	189	192
2.000% due 01/20/2027 - 02/20/2032 •	590	605
2.125% due 12/20/2027 - 12/20/2032 •	633	660
2.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	146	149
2.250% due 08/20/2024 - 07/20/2035 •	3,628	3,778
2.500% (H15T1Y + 1.500%) due 05/20/2025 - 10/20/2025 ~	10	10
2.500% due 03/20/2027 - 10/15/2046	2,485	2,581
2.500% due 07/20/2030 - 01/20/2034 •	1,550	1,645
3.000% due 05/20/2039 - 06/20/2046 (a)	582	30
3.000% due 12/15/2042 - 11/20/2067	23,406	24,542
3.500% due 11/15/2041 - 02/15/2050	71,460	77,112
3.500% due 08/20/2042 - 09/20/2046 (a)	9,692	987
4.000% due 09/15/2040 - 09/20/2050	34,103	37,864
4.500% due 06/15/2035 - 01/20/2049	35,539	38,784
5.000% due 03/15/2033 - 12/20/2048	16,018	18,199
5.500% due 09/15/2031 - 03/20/2049	7,384	8,549
6.000% due 09/15/2036 - 12/15/2040	1,078	1,233
6.500% due 10/15/2023 - 07/15/2039	1,547	1,773
7.000% due 09/15/2025 - 09/20/2028	10	10
7.500% due 12/15/2022 - 10/15/2031	29	29
8.000% due 06/15/2024 - 09/15/2031	46	53
8.500% due 06/15/2027 - 01/20/2031	235	249
9.000% due 06/15/2030 - 09/15/2030	22	22
9.133% due 09/20/2045 •	1,736	1,871

Ginnie Mae, TBA
2.000% due 12/01/2051	65,600	66,284
2.500% due 10/01/2051 - 12/01/2051	163,150	168,111
3.000% due 11/01/2051	119,050	124,179
3.500% due 11/01/2051 - 12/01/2051	48,782	51,311
4.000% due 11/01/2051	75,350	80,048
4.500% due 10/01/2051	37,500	39,990

Small Business Administration
5.370% due 04/01/2028	1,121	1,212
5.490% due 05/01/2028	1,158	1,272
5.870% due 05/01/2026 - 07/01/2028	812	893

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.220% due 12/01/2028	$156	$174

Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	384	375
2.000% due 11/01/2026 - 04/01/2036	14,398	14,917
2.500% due 01/01/2032 - 04/01/2051	17,570	18,238
2.500% due 12/01/2050 - 01/01/2051 (h)	11,957	12,410
3.000% due 05/01/2024 - 06/01/2051	127,710	136,189
3.000% due 02/01/2050 - 06/01/2050 (h)	72,045	77,050
3.500% due 09/01/2025 - 05/01/2050	48,605	52,417
4.000% due 07/01/2025 - 06/01/2049	113,351	124,720
4.500% due 06/01/2024 - 01/01/2049	19,878	22,126
5.000% due 09/01/2025 - 03/01/2049	6,416	7,130
5.500% due 12/01/2021 - 02/01/2042	10,516	12,108
6.000% due 06/01/2022 - 05/01/2041	13,108	15,283
6.500% due 02/01/2022 - 05/01/2040	5,556	6,379
8.000% due 07/01/2030 - 05/01/2032	10	10
8.500% due 08/01/2037	6	6
9.000% due 11/01/2025	1	1

Uniform Mortgage-Backed Security, TBA
1.500% due 11/01/2036 - 11/01/2051	67,200	67,470
2.000% due 10/01/2036 - 11/01/2051	263,650	266,877
2.500% due 11/01/2036 - 12/01/2051	479,870	494,333
3.000% due 10/01/2036 - 12/01/2051	244,030	255,778
3.500% due 10/01/2036 - 12/01/2051	182,100	193,477
4.000% due 10/01/2036 - 10/01/2051	38,740	41,374
4.500% due 10/01/2051	400	433
5.000% due 10/01/2036 - 10/01/2051	11,600	12,730
6.000% due 10/01/2051	1,000	1,122

Vendee Mortgage Trust
5.995% due 01/15/2030 ~	130	150
6.500% due 03/15/2029	237	255

Total U.S. Government Agencies (Cost $2,902,484)		2,930,515

U.S. TREASURY OBLIGATIONS 0.5%

U.S. Treasury Notes
1.125% due 08/31/2028 (k)	7,400	7,314

Total U.S. Treasury Obligations (Cost $7,334)		7,314

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.8%

Adjustable Rate Mortgage Trust
2.675% due 09/25/2035 ^~	294	283

AREIT Trust
2.784% due 04/15/2037 •	3,664	3,687

Banc of America Funding Trust
0.667% due 05/20/2035 ^•	293	279
5.753% due 10/25/2036 ^þ	634	631
6.337% due 01/25/2037 ^þ	568	566

Banc of America Mortgage Trust
2.447% due 07/25/2034 ~	1	1
2.632% due 06/20/2031 ~	68	71
2.673% due 02/25/2036 ^~	137	137
4.125% due 07/20/2032 ~	1	1

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	135

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.375% due 01/25/2034 ~	$2	$2
2.395% due 08/25/2033 ~	88	91
2.500% due 08/25/2033 ~	141	145
2.780% due 11/25/2030 ~	1	1
2.832% due 02/25/2033 ~	2	2

Bear Stearns ALT-A Trust
2.622% due 05/25/2035 ~	171	173
2.973% due 11/25/2036 ^~	517	347
3.081% due 11/25/2036 ~	399	302
3.253% due 11/25/2036 ^~	192	132

Bear Stearns Mortgage Securities, Inc.
2.388% due 06/25/2030 ~	1	1

Bear Stearns Structured Products, Inc. Trust
2.727% due 12/26/2046 ^~	790	717

BellaVista Mortgage Trust
0.587% due 05/20/2045 •	159	116

BX Commercial Mortgage Trust
0.834% due 11/15/2035 •	9,236	9,250
1.384% due 11/15/2035 •	20,300	20,330

Chase Mortgage Finance Trust
3.160% due 09/25/2036 ^~	24	22
6.000% due 07/25/2037	1,676	1,125

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.266% due 05/25/2036 •	90	86
0.336% due 08/25/2035 •	128	128
0.738% due 01/25/2035 ~	266	270

Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •	1	1
2.500% due 05/25/2051 ~	19,133	19,366
2.754% due 08/25/2035 ^~	107	92
3.228% due 09/25/2059 þ	1,810	1,813

Citigroup Mortgage Loan Trust, Inc.
2.220% due 09/25/2035 •	130	138

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	516	519

Countrywide Alternative Loan Resecuritization Trust
7.585% due 08/25/2037 ^~	91	59

Countrywide Alternative Loan Trust
0.287% due 07/20/2046 ^•	365	289
0.367% due 09/20/2046 •	5,958	4,074
0.426% due 01/25/2037 ^•	0	1
0.436% due 06/25/2047 ^•	2	0
0.466% due 09/25/2046 ^•	3,024	2,896
0.486% due 05/25/2036 •	34	32
0.506% due 05/25/2035 •	560	551
0.526% due 05/25/2035 •	81	78
0.586% due 05/25/2035 •	151	130
0.586% due 09/25/2046 ^•	3,677	3,099
0.586% due 10/25/2046 ^•	444	325
0.606% due 07/25/2046 ^•	1,628	1,131
0.646% due 12/25/2035 •	194	195
0.727% due 12/20/2035 •	581	556
0.766% due 10/25/2046 ^•	1,652	1,238
6.250% due 11/25/2036 ^	753	685

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 05/25/2035 •	576	508
0.626% due 02/25/2035 •	85	84
0.666% due 04/25/2035 •	347	331
0.726% due 03/25/2035 •	41	37
0.746% due 02/25/2035 •	360	365
0.766% due 02/25/2035 •	8	8
0.766% due 03/25/2036 •	138	89
0.786% due 02/25/2036 ^•	71	34
2.012% due 06/19/2031 ~	4	4
2.125% due 07/19/2031 ~	4	4
2.133% due 09/25/2034 ^~	154	149
2.887% due 08/25/2034 ^~	41	42
2.922% due 09/25/2047 ^~	317	307
2.999% due 02/20/2036 ^~	130	108
3.081% due 11/25/2037 ~	428	428

Credit Suisse First Boston Mortgage Securities Corp.
2.727% due 06/25/2033 ~	4	4
4.959% due 06/25/2032 ~	3	3

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	1,973	813

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	$1,391	$1,417
2.691% due 03/25/2060 ~	5,310	5,377
4.787% due 05/27/2053 ~	4,915	5,368

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.186% due 10/25/2036 ^•	9	7

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	5	5

Ginnie Mae
1.550% due 10/01/2071 «(c)	25,000	26,976

GreenPoint Mortgage Funding Trust
0.286% due 12/25/2046 ^•	1,672	1,631
0.626% due 04/25/2036 ^•	122	245

GreenPoint Mortgage Funding Trust Pass-Through Certificates
2.477% due 10/25/2033 ~	14	15

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	1,982	2,008
2.500% due 02/25/2052 ~	4,071	4,142

GSR Mortgage Loan Trust
0.606% due 08/25/2046 •	2,290	1,308
2.122% due 06/25/2034 ~	13	13
2.723% due 04/25/2036 ~	145	119

HarborView Mortgage Loan Trust
0.217% due 03/19/2037 •	269	253
0.527% due 05/19/2046 ^•	585	180
2.298% due 11/19/2034 ~	47	49
2.563% due 08/19/2036 ^~	83	83
2.610% due 07/19/2035 ^~	2	2
3.031% due 08/19/2034 ~	828	836

HomeBanc Mortgage Trust
0.446% due 12/25/2036 •	61	61
0.946% due 08/25/2029 •	162	161

Impac Secured Assets Trust
0.386% due 11/25/2036 •	313	300

IndyMac Adjustable Rate Mortgage Trust
1.544% due 01/25/2032 ~	2	2

IndyMac Mortgage Loan Trust
0.386% due 06/25/2037 ^•	336	172
0.506% due 05/25/2046 •	701	691
0.566% due 04/25/2035 •	56	53
0.566% due 07/25/2035 •	537	528
0.686% due 11/25/2035 ^•	102	71
0.726% due 02/25/2035 •	100	98
2.482% due 01/25/2036 ^~	308	306
2.881% due 12/25/2034 ~	4	4
2.980% due 08/25/2035 ^~	554	512
3.018% due 08/25/2036 ~	9,633	9,494
3.047% due 01/25/2036 ^~	1	1

JP Morgan Mortgage Trust
0.986% due 12/25/2049 •	5,416	5,444
1.000% due 11/25/2051 «	7,500	7,686
1.036% due 08/25/2049 •	2,825	2,829
2.500% due 11/25/2051 «	24,300	24,961
3.212% due 10/25/2035 ~	641	622

JPMorgan Mortgage Trust
3.000% due 01/25/2052 ~	7,942	8,211

Lehman XS Trust
0.726% due 11/25/2046 ^•	1,568	1,387

Luminent Mortgage Trust
0.446% due 12/25/2036 ^•	525	501

MASTR Adjustable Rate Mortgages Trust
0.566% due 05/25/2037 •	396	225
0.686% due 05/25/2047 ^•	1,485	2,844
0.766% due 05/25/2047 ^•	2,054	2,549

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	80	69

MASTR Seasoned Securitization Trust
2.382% due 10/25/2032 ~	152	151

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.784% due 11/15/2031 •	155	158
0.964% due 11/15/2031 •	19	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.524% due 12/15/2030 •	$199	$196
0.564% due 06/15/2030 •	161	162

Merrill Lynch Alternative Note Asset Trust
0.686% due 03/25/2037 •	974	361

Merrill Lynch Mortgage Investors Trust
0.835% due 10/25/2028 •	14	14
1.832% due 01/25/2029 ~	1,102	1,077
1.950% due 04/25/2035 ~	5	5

Morgan Stanley Mortgage Loan Trust
0.596% due 02/25/2047 •	908	425
2.361% due 07/25/2035 ^~	487	460

Mortgage Equity Conversion Asset Trust
0.560% due 02/25/2042 «•	2,566	2,490
0.570% due 01/25/2042 •	17,636	16,906
0.580% due 05/25/2042 •	7,716	7,443

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	9,954	10,298

Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 ~	150	154

Prime Mortgage Trust
0.486% due 02/25/2034 •	14	14

Residential Accredit Loans, Inc. Trust
0.626% due 05/25/2046 ^•	460	412
3.129% due 08/25/2035 ^~	508	278

Residential Funding Mortgage Securities, Inc. Trust
2.940% due 09/25/2035 ^~	726	544

Sequoia Mortgage Trust
0.727% due 04/19/2027 •	16	16
0.787% due 10/19/2026 •	11	11
0.847% due 10/20/2027 •	126	125
1.936% due 01/20/2047 ^~	378	291

Structured Adjustable Rate Mortgage Loan Trust
0.821% due 06/25/2034 •	325	316
1.655% due 10/25/2037 ^•	951	984
2.618% due 07/25/2034 ~	18	20
2.763% due 07/25/2035 ^~	25	23
2.825% due 08/25/2035 ~	8	8
2.887% due 11/25/2035 ^~	332	316
3.063% due 01/25/2035 ~	239	244

Structured Asset Mortgage Investments Trust
0.346% due 03/25/2037 •	78	31
0.466% due 06/25/2036 •	103	102
0.506% due 05/25/2036 •	649	574
0.546% due 05/25/2045 •	708	715
0.587% due 07/19/2035 •	929	927
0.686% due 08/25/2036 ^•	2,995	2,806
0.747% due 09/19/2032 •	444	445
0.747% due 10/19/2034 •	76	75
0.787% due 03/19/2034 •	287	292

Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030 ~	50	2

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.355% due 06/25/2033 ~	3	3

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ	1,039	498
6.470% due 09/25/2036 ^þ	9,085	585
6.515% due 07/25/2037 þ	1,732	975

Thornburg Mortgage Securities Trust
1.914% due 06/25/2043 ~	218	219

WaMu Mortgage Pass-Through Certificates Trust
0.606% due 11/25/2045 •	539	535
0.666% due 10/25/2045 •	46	47
0.726% due 01/25/2045 •	131	131
0.726% due 07/25/2045 •	22	22
0.746% due 01/25/2045 •	498	500
0.932% due 11/25/2046 •	176	166
1.086% due 07/25/2044 •	70	70
1.092% due 02/25/2046 •	623	632
1.136% due 12/25/2045 •	775	719
1.292% due 11/25/2042 •	26	26
1.492% due 06/25/2042 •	109	109
1.492% due 08/25/2042 •	246	246
1.513% due 01/25/2047 •	753	755

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.427% due 03/25/2034 ~	$4	$4
2.514% due 09/25/2033 ~	71	72
2.668% due 08/25/2033 ~	158	165
2.707% due 04/25/2037 ^~	625	628
2.762% due 12/25/2036 ^~	571	567
2.875% due 12/25/2035 ~	137	140

Washington Mutual Mortgage Pass-Through Certificates Trust
0.586% due 07/25/2046 ^•	23	69
3.020% due 11/25/2030 ~	92	95
6.268% due 07/25/2036 þ	2,377	805

Wells Fargo Commercial Mortgage Trust
1.885% due 10/15/2045 ~(a)	32,343	357

Wells Fargo Mortgage-Backed Securities Trust
2.597% due 07/25/2034 ~	10	10

Total Non-Agency Mortgage-Backed Securities (Cost $254,924)		258,338

ASSET-BACKED SECURITIES 20.8%

ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ	707	573

ACE Securities Corp. Home Equity Loan Trust
0.206% due 10/25/2036 •	149	80
0.746% due 11/25/2035 •	628	635
1.136% due 07/25/2034 •	316	317

AFC Home Equity Loan Trust
0.896% due 06/25/2029 •	156	125

American Money Management Corp. CLO Ltd.
0.991% due 04/17/2029 •	5,400	5,407

Amortizing Residential Collateral Trust
0.786% due 10/25/2031 •	106	104

AMRESCO Residential Securities Corp. Mortgage Loan Trust
0.716% due 09/25/2028 •	33	33
1.026% due 06/25/2029 •	181	179

Anchorage Capital CLO Ltd.
1.176% due 07/15/2030 •	4,100	4,101
1.278% due 07/22/2032 •	3,800	3,800

Apidos CLO
1.064% due 07/17/2030 •	9,000	9,001

ARES LII CLO Ltd.
1.188% due 04/22/2031 •	3,800	3,811

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.821% due 10/25/2035 •	5,974	5,982

Asset-Backed Funding Certificates Trust
0.786% due 06/25/2034 •	136	135
1.106% due 03/25/2032 •	216	217

Asset-Backed Securities Corp. Home Equity Loan Trust
0.166% due 05/25/2037 •	1	1
0.604% due 06/15/2031 •	183	179
1.031% due 09/25/2034 •	1,405	1,408

Atrium Corp.
0.968% due 04/22/2027 •	2,251	2,252

Bayview Financial Acquisition Trust
0.435% due 05/28/2037 •	973	896

Bear Stearns Asset-Backed Securities Trust
0.886% due 09/25/2046 •	685	673
1.061% due 02/25/2034 •	362	361
1.286% due 10/25/2032 •	62	62
1.586% due 11/25/2042 •	193	193
2.901% due 06/25/2043 ~	12	13

Brookside Mill CLO Ltd.
0.954% due 01/17/2028 •	1,251	1,251

CARLYLE U.S. CLO Ltd.
1.134% due 04/20/2031 •	4,100	4,100

Cathedral Lake CLO Ltd.
0.976% due 07/16/2029 •	7,902	7,905

CDC Mortgage Capital Trust
1.136% due 01/25/2033 •	136	139

Centex Home Equity Loan Trust
0.386% due 01/25/2032 •	78	77
0.936% due 01/25/2032 •	207	215

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Funding Trust
0.686% due 07/25/2033 •	$21	$20
0.726% due 08/25/2032 •	382	372
0.746% due 11/25/2032 •	163	163

CIFC Funding Ltd.
0.985% due 10/25/2027 •	3,508	3,508
1.075% due 10/24/2030 •	6,900	6,903

CIT Group Home Equity Loan Trust
1.061% due 12/25/2031 •	213	213

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •	2,340	2,362

Citigroup Global Markets Mortgage Securities, Inc.
1.436% due 01/25/2032 •	305	310

Citigroup Mortgage Loan Trust
0.146% due 07/25/2045 •	171	146

Citigroup Mortgage Loan Trust, Inc.
0.491% due 08/25/2036 •	1,225	1,225

Columbia Cent CLO Ltd.
1.275% due 10/25/2028 •	12,010	12,026

Conseco Finance Home Equity Loan Trust
1.584% due 05/15/2032 •	11	11

Countrywide Asset-Backed Certificates
0.226% due 07/25/2037 •	1,108	1,051
0.286% due 09/25/2037 •	605	570
1.086% due 09/25/2032 •	1,137	1,135

Countrywide Asset-Backed Certificates Trust
0.986% due 10/25/2047 •	1,051	1,054

Credit Suisse First Boston Mortgage Securities Corp.
0.826% due 08/25/2032 •	118	117

Credit-Based Asset Servicing & Securitization LLC
1.186% due 04/25/2032 •	12	12

Credit-Based Asset Servicing & Securitization Trust
0.156% due 01/25/2037 ^•	282	114

Delta Funding Home Equity Loan Trust
0.904% due 09/15/2029 •	11	11

Ellington Loan Acquisition Trust
1.136% due 05/25/2037 •	1,258	1,266
1.186% due 05/25/2037 •	549	550

EMC Mortgage Loan Trust
0.826% due 05/25/2040 •	172	171

Encore Credit Receivables Trust
0.776% due 07/25/2035 •	2,947	2,943

EquiFirst Mortgage Loan Trust
0.566% due 01/25/2034 •	92	89

FIRSTPLUS Home Loan Owner Trust
7.170% due 05/10/2024 þ	354	39

Fremont Home Loan Trust
0.326% due 08/25/2036 •	6,634	2,981

Galaxy CLO Ltd.
1.096% due 10/15/2030 •	7,900	7,910

Gallatin CLO Ltd.
1.184% due 01/21/2028 •	6,411	6,414
1.426% (US0003M + 1.050%) due 07/15/2027 ~	4,485	4,501

GE-WMC Mortgage Securities Trust
0.166% due 08/25/2036 •	38	22

GMAC Mortgage Corp. Home Equity Loan Trust
0.564% due 01/25/2029 •	20	15

GSAMP Trust
0.226% due 12/25/2036 •	1,052	684
0.386% due 10/25/2036 ^•	7,534	127
0.886% due 02/25/2033 •	115	112

Home Equity Mortgage Loan Asset-Backed Trust
0.306% due 04/25/2037 •	785	689

IMC Home Equity Loan Trust
7.520% due 08/20/2028	8	8

JP Morgan Mortgage Acquisition Trust
0.246% due 08/25/2036 •	39	23
0.346% due 03/25/2037 •	208	206

LCM LP
1.174% due 10/20/2027 •	833	833

Legacy Mortgage Asset Trust
3.750% due 04/25/2059 þ	3,996	4,027

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
0.646% due 10/25/2034 •	$62	$61
1.136% due 10/25/2034 •	393	391
1.511% due 03/25/2032 •	288	286

Marathon CLO Ltd.
1.001% due 11/21/2027 •	628	629

MASTR Asset-Backed Securities Trust
0.836% due 12/25/2034 ^•	555	554

Merrill Lynch Mortgage Investors Trust
0.206% due 10/25/2037 ^•	1,436	626
0.246% due 09/25/2037 •	219	125
0.806% due 06/25/2035 •	228	227

MESA Trust
0.886% due 12/25/2031 •	122	122

MidOcean Credit CLO
1.181% due 02/20/2031 •	5,800	5,799
1.229% due 01/29/2030 •	4,400	4,398

Morgan Stanley Mortgage Loan Trust
0.806% due 04/25/2037 •	233	99
5.750% due 04/25/2037 ^~	565	366
6.000% due 02/25/2037 ^~	881	681

Mountain View CLO LLC
1.144% due 01/16/2031 •	500	500
1.216% due 10/16/2029 •	6,200	6,202

Mountain View CLO Ltd.
0.949% due 10/13/2027 •	2,575	2,578

Nassau Ltd.
1.276% due 10/15/2029 •	8,000	8,002

NovaStar Mortgage Funding Trust
0.216% due 03/25/2037 •	1,875	1,468

OCP CLO Ltd.
0.945% due 10/26/2027 •	1,766	1,767

Option One Mortgage Loan Trust
0.226% due 01/25/2037 •	592	426
0.866% due 02/25/2035 •	2,687	2,685

Option One Mortgage Loan Trust Asset-Backed Certificates
0.776% due 11/25/2035 •	370	369

OZLM Ltd.
1.179% due 04/30/2027 •	761	761
1.209% due 07/30/2027 •	2,601	2,605

Palmer Square Loan Funding Ltd.
1.025% due 11/15/2026 •	798	798
1.104% due 04/20/2027 •	1,970	1,971

Renaissance Home Equity Loan Trust
0.806% due 11/25/2034 •	163	158
0.846% due 12/25/2032 •	19	19
0.966% due 08/25/2033 •	213	211
1.286% due 08/25/2032 •	320	321

Residential Asset Mortgage Products Trust
0.686% due 03/25/2036 •	105	104
1.031% due 09/25/2035 •	1,829	1,828

Residential Asset Securities Corp. Trust
0.666% due 06/25/2033 •	59	56

Residential Mortgage Loan Trust
1.586% due 09/25/2029 •	24	24

Romark CLO Ltd.
1.168% due 10/23/2030 •	33,700	33,708

SACO Trust
0.606% due 06/25/2036 ^•	42	41

Securitized Asset-Backed Receivables LLC Trust
0.146% due 12/25/2036 ^•	2,210	732

SLM Student Loan Trust
1.316% due 12/15/2033 •	2,156	2,167
1.625% due 04/25/2023 •	9,807	9,891

SMB Private Education Loan Trust
0.914% due 09/15/2037 •	10,000	10,044

Sound Point CLO Ltd.
1.038% due 01/23/2029 •	6,000	6,002

Soundview Home Loan Trust
0.146% due 11/25/2036 •	66	27

Stanwich Mortgage Loan Co. LLC
3.375% due 08/15/2024 þ	61	61

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	137

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Investment Loan Trust
1.016% due 06/25/2035 •	$11,234	$11,215
1.061% due 09/25/2034 •	380	380
1.361% due 12/25/2034 •	976	988
1.511% due 04/25/2034 •	6	6

Structured Asset Securities Corp. Trust
0.776% due 09/25/2035 •	705	699

Symphony CLO Ltd.
1.006% due 04/15/2028 •	1,605	1,607

TICP CLO Ltd.
0.974% due 04/20/2028 •	5,779	5,786

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	11,172	11,598

Tralee CLO Ltd.
1.244% due 10/20/2028 •	7,292	7,300
1.454% due 07/20/2029 •	12,206	12,222

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	345	326

UPS Capital Business Credit
2.345% due 04/15/2026 •	75	2

Utah State Board of Regents
0.836% due 01/25/2057 •	8,936	8,910

Venture CLO Ltd.
0.946% due 04/15/2027 •	1,541	1,541
1.006% due 04/15/2027 •	8,196	8,198
1.006% due 07/15/2027 •	1,848	1,848
1.151% due 08/28/2029 •	9,000	9,002
1.264% due 04/20/2032 •	4,000	3,994

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wellfleet CLO Ltd.
1.024% due 04/20/2029 •	$2,751	$2,750

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
1.031% due 04/25/2034 •	274	273

Wind River CLO Ltd.
0.996% due 10/15/2027 •	128	128

Zais CLO Ltd.
1.276% due 04/15/2028 •	1,881	1,884

Total Asset-Backed Securities (Cost $328,423)		319,705

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (g) 0.1%
		1,746

U.S. TREASURY BILLS 0.2%
0.039% due 02/17/2022 (d)(e)(k)	3,438	3,437

Total Short-Term Instruments (Cost $5,183)		5,183

Total Investments in Securities (Cost $3,504,514)		3,526,446

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%

PIMCO Short-Term Floating NAV Portfolio III	5,533,109	$54,568

Total Short-Term Instruments (Cost $54,560)		54,568

Total Investments in Affiliates (Cost $54,560)		54,568

Total Investments 232.7% (Cost $3,559,074)		$3,581,014

Financial Derivative Instruments (i)(j) (0.1)% (Cost or Premiums, net $(4,944))		(1,373)

Other Assets and Liabilities, net (132.6)%		(2,040,656)

Net Assets 100.0%		$1,538,985

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$1,746	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(1,781)	$1,746	$1,746

Total Repurchase Agreements						$(1,781)	$1,746	$1,746

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.070%	09/14/2021	10/14/2021	$(103,863)	$(103,866)

Total Reverse Repurchase Agreements					$(103,866)

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (14.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2051	$130,950	$(132,428)	$(131,313)
Uniform Mortgage-Backed Security, TBA	2.500	12/01/2050	24,300	(25,090)	(24,950)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2051	31,450	(32,441)	(32,429)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2051	7,500	(7,755)	(7,719)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2051	16,100	(17,281)	(17,269)
Uniform Mortgage-Backed Security, TBA	5.500	10/01/2051	2,300	(2,562)	(2,572)

Total Short Sales (14.1)%				$(217,557)	$(216,252)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(103,866)	$0	$(103,866)	$106,930	$3,064
FICC	1,746	0	0	1,746	(1,781)	(35)

Total Borrowings and Other Financing Transactions	$1,746	$(103,866)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(103,866)	$0	$0	$(103,866)

Total Borrowings	$0	$(103,866)	$0	$0	$(103,866)

Payable for reverse repurchase agreements					$(103,866)

(h)	Securities with an aggregate market value of $107,205 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(211,341) at a weighted average interest rate of 0.073%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	51	$(9,744)	$356	$8	$0

Total Futures Contracts				$356	$8	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	139

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(1)	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$50,800	$2	$19	$21	$0	$(2)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	14,840	(272)	(485)	(757)	19	0
Pay(1)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	23,100	179	(8)	171	34	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	84,900	(3,509)	(2,457)	(5,966)	199	0
Pay	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031	5,600	0	173	173	15	0

Total Swap Agreements						$(3,600)	$(2,758)	$(6,358)	$267	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$8	$267	$275	$0	$0		$(2)	$(2)

Cash of $9,788 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470%	11/01/2021	91,600	$ 64	$20

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	91,600	64	20
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	11/01/2021	97,000	75	15

MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.350	03/01/2022	188,700	184	139
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	04/01/2022	188,700	215	195
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	05/02/2022	188,700	223	226

							$ 825	$615

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	$60.000	10/07/2021	100,000	$4	$0

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	70.000	10/07/2021	112,400	4	0
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	72.000	10/07/2021	140,000	6	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	69.000	10/07/2021	276,000	11	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	121.000	12/06/2021	127,800	5	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	70.000	10/07/2021	140,000	5	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2051	75.000	10/07/2021	3,000	0	0

SAL	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	103.688	10/14/2021	2,500	4	0

					$39	$0

Total Purchased Options					$864	$615

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720%	11/01/2021	192,300	$ (725)	$(6)

NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.573	10/14/2021	700	(5)	(3)

							$ (730)	$(9)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	7,000	$(29)	$(3)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	14,000	(50)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	7,000	(20)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	7,000	(27)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	7,000	(15)	(28)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	5,500	(18)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	9,000	(25)	0

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	13,500	(27)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	5,700	(20)	(27)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	7,000	(47)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	8,500	(17)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	7,000	(10)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	5,700	(13)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	7,500	(27)	(32)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	7,500	(28)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	7,000	(22)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	7,500	(30)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	7,000	(20)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	7,000	(24)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	7,000	(20)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	6,500	(18)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	6,500	(18)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	6,500	(16)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	7,800	(14)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	10,000	(47)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	6,500	(11)	(12)

SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.648	10/14/2021	500	(1)	0
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.781	10/14/2021	5,000	(12)	(6)
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.938	10/14/2021	2,000	(4)	(3)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.469	11/12/2021	500	(2)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.953	11/12/2021	7,000	(15)	(31)
	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.281	10/14/2021	5,000	(8)	(2)
	Put - OTC Ginnie Mae, TBA 2.500% due 11/01/2051	103.070	11/12/2021	7,000	(14)	(28)
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	103.719	10/14/2021	12,000	(12)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.031	10/07/2021	3,500	(17)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.813	10/07/2021	42,100	(156)	(243)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.727	10/07/2021	6,500	(9)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.031	10/07/2021	3,500	(10)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.750	10/07/2021	4,500	(9)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.813	10/07/2021	38,500	(78)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.656	11/03/2021	5,500	(20)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.859	11/03/2021	12,500	(33)	(50)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.414	11/03/2021	13,500	(35)	(45)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.000	11/03/2021	7,000	(33)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.156	11/03/2021	5,500	(20)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.367	11/03/2021	4,500	(12)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.391	11/03/2021	6,500	(14)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.438	11/03/2021	5,000	(13)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.484	11/03/2021	2,500	(8)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	6,500	(23)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	5,000	(14)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.566	11/03/2021	8,500	(26)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.656	11/03/2021	7,000	(29)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.859	11/03/2021	12,500	(15)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.891	12/06/2021	6,500	(27)	(28)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.922	12/06/2021	13,500	(49)	(60)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.156	12/06/2021	6,500	(24)	(33)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	141

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	$99.703	12/06/2021	5,500	$(19)	$(38)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.891	12/06/2021	6,500	(15)	(18)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.922	12/06/2021	13,500	(27)	(37)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.156	12/06/2021	6,500	(13)	(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.203	12/06/2021	5,500	(17)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.977	10/07/2021	6,500	(18)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 12/01/2051	103.078	12/06/2021	2,500	(6)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2051	104.016	10/07/2021	5,000	(5)	0

					$(1,475)	$(898)

Total Written Options					$(2,205)	$(907)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.450%	Maturity	10/19/2021	$30,000	$0	$(13)	$0	$(13)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.440	Maturity	11/02/2021	60,000	0	(31)	0	(31)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.440	Maturity	11/05/2021	100,000	0	(55)	0	(55)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.440	Maturity	11/10/2021	35,000	0	(21)	0	(21)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.480	Maturity	11/17/2021	70,000	0	(74)	0	(74)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.480	Maturity	11/18/2021	210,000	0	(225)	0	(225)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.480	Maturity	11/19/2021	35,000	0	(38)	0	(38)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.478	Maturity	11/26/2021	60,000	0	(68)	0	(68)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.478	Maturity	12/03/2021	40,000	0	(48)	0	(48)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.450	Maturity	12/16/2021	240,000	0	(248)	0	(248)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.450	Maturity	12/17/2021	140,000	0	(146)	0	(146)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470	Maturity	01/06/2022	180,000	0	(256)	0	(256)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470	Maturity	01/10/2022	90,000	0	(131)	0	(131)

							$0	$(1,354)	$0	$(1,354)

Total Swap Agreements							$(3)	$(1,351)	$0	$(1,354)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$20	$0	$20	$0	$(3)	$0	$(3)	$17	$0	$17
DUB	0	35	0	35	0	0	0	0	35	(450)	(415)
GSC	0	0	0	0	0	(62)	0	(62)	(62)	184	122
JPM	0	0	0	0	0	(116)	0	(116)	(116)	273	157
JPS	0	0	0	0	0	0	(1,354)	(1,354)	(1,354)	0	(1,354)
MYC	0	560	0	560	0	(6)	0	(6)	554	(630)	(76)
NGF	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
SAL	0	0	0	0	0	(717)	0	(717)	(717)	829	112

Total Over the Counter	$0	$615	$0	$615	$0	$(907)	$(1,354)	$(2,261)

(k)

Securities with an aggregate market value of $1,286 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8	$8
Swap Agreements	0	0	0	0	267	267

	$0	$0	$0	$0	$275	$275

Over the counter
Purchased Options	$0	$0	$0	$0	$615	$615

	$0	$0	$0	$0	$890	$890

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$2	$2

Over the counter
Written Options	$0	$0	$0	$0	$907	$907
Swap Agreements	0	0	0	0	1,354	1,354

	$0	$0	$0	$0	$2,261	$2,261

	$0	$0	$0	$0	$2,263	$2,263

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(14)	$(14)
Futures	0	0	0	0	(968)	(968)
Written Options	0	0	0	0	9	9
Swap Agreements	0	0	0	0	2,098	2,098

	$0	$0	$0	$0	$1,125	$1,125

Over the counter
Purchased Options	$0	$0	$0	$0	$(3,280)	$(3,280)
Written Options	0	0	0	0	4,353	4,353
Swap Agreements	0	262	0	0	1,812	2,074

	$0	$262	$0	$0	$2,885	$3,147

	$0	$262	$0	$0	$4,010	$4,272

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	143

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$12	$12
Futures	0	0	0	0	(4,603)	(4,603)
Swap Agreements	0	0	0	0	880	880

	$0	$0	$0	$0	$(3,711)	$(3,711)

Over the counter
Purchased Options	$0	$0	$0	$0	$(5,124)	$(5,124)
Written Options	0	0	0	0	1,736	1,736
Swap Agreements	0	(3,560)	0	0	(394)	(3,954)

	$0	$(3,560)	$0	$0	$(3,782)	$(7,342)

	$0	$(3,560)	$0	$0	$(7,493)	$(11,053)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$53	$0	$53
Industrials	0	1,114	0	1,114
Municipal Bonds & Notes
Texas	0	4,224	0	4,224
U.S. Government Agencies	0	2,930,468	47	2,930,515
U.S. Treasury Obligations	0	7,314	0	7,314
Non-Agency Mortgage-Backed Securities	0	196,225	62,113	258,338
Asset-Backed Securities	0	319,705	0	319,705
Short-Term Instruments
Repurchase Agreements	0	1,746	0	1,746
U.S. Treasury Bills	0	3,437	0	3,437

	$0	$3,464,286	$62,160	$3,526,446

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$54,568	$0	$0	$54,568

Total Investments	$54,568	$3,464,286	$62,160	$3,581,014

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(216,252)	$0	$(216,252)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	275	0	275
Over the counter	0	615	0	615

	$0	$890	$0	$890

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2)	0	(2)
Over the counter	0	(2,261)	0	(2,261)

	$0	$(2,263)	$0	$(2,263)

Total Financial Derivative Instruments	$0	$(1,373)	$0	$(1,373)

Totals	$54,568	$3,246,661	$62,160	$3,363,389

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:

Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(2)
Investments in Securities, at Value
U.S. Government Agencies	$73	$0	$(26)	$0	$0	$0	$0	$0	$47	$0
Non-Agency Mortgage-Backed Securities	0	59,805	0	0	0	(182)	2,490	0	62,113	(183)
Asset-Backed Securities	8,399	0	(498)	0	0	4	0	(7,905)	0	0

	$8,472	$59,805	$(524)	$0	$0	$(178)	$2,490	$(7,905)	$62,160	$(183)

Financial Derivative Instruments - Assets
Over the counter	$3,560	$0	$(263)	$0	$263	$(3,560)	$0	$0	$0	$0

Totals	$12,032	$59,805	$(787)	$0	$263	$(3,738)	$2,490	$(7,905)	$62,160	$(183)

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
U.S. Government Agencies	$47	Proxy Pricing	Base Price	%	98.390	—
Non-Agency Mortgage-Backed Securities	62,113	Proxy Pricing	Base Price		97.023-107.938	105.016

Total	$62,160

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	145

Schedule of Investments	PIMCO Municipal Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.1%

CORPORATE BONDS & NOTES 1.6%

INDUSTRIALS 1.6%

Northwell Healthcare, Inc.
4.260% due 11/01/2047	$2,000	$2,343

Total Corporate Bonds & Notes (Cost $2,038)		2,343

MUNICIPAL BONDS & NOTES 92.1%

ARIZONA 2.2%

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2021
4.000% due 04/01/2040	1,350	1,593

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
5.000% due 07/01/2044	1,250	1,546

		3,139

CALIFORNIA 4.5%

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,270	1,555

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	1,240	1,293

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,253

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,900	2,217

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	140	168

		6,486

COLORADO 0.8%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038	1,000	1,179

CONNECTICUT 5.3%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2033	1,000	1,295

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2035	2,500	3,064

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	3,000	3,324

		7,683

FLORIDA 7.2%

Central Florida Expressway Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	1,000	1,235

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,500	1,708

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	2,500	2,867

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	1,000	1,136

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047	$2,000	$2,225

		10,361

GEORGIA 1.1%

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021
4.000% due 05/01/2052	1,000	1,182

Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2030	300	388

		1,570

HAWAII 1.3%

Hawaii Airports System State Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,500	1,814

ILLINOIS 7.1%

Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,403
5.250% due 01/01/2028	2,000	2,261

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	1,143

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,336

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
4.000% due 01/01/2038	905	1,055

		10,198

KANSAS 1.0%

Kansas Development Finance Authority Revenue Bonds, Series 2021
2.774% due 05/01/2051	1,500	1,473

LOUISIANA 1.2%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2040	1,500	1,755

MARYLAND 0.9%

Maryland Department of Transportation State Revenue Bonds, Series 2021
5.000% due 08/01/2036	1,000	1,289

MASSACHUSETTS 1.7%

Commonwealth of Massachusetts General Obligation Bonds, Series 2019
5.000% due 05/01/2045	1,000	1,248

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
5.000% due 09/01/2059	1,000	1,217

		2,465

MICHIGAN 5.0%

Michigan Finance Authority Revenue Bonds, Series 2013
4.000% due 12/01/2038	2,000	2,339

Michigan State University Revenue Bonds, Series 2019
4.000% due 02/15/2039	3,000	3,479

Michigan Trunk Line State Revenue Bonds, Series 2020
5.000% due 11/15/2031	1,000	1,328

		7,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 2.1%

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	$2,500	$3,038

NEVADA 1.5%

Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	2,000	2,189

NEW HAMPSHIRE 1.1%

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020
5.000% due 08/01/2059	1,000	1,548

NEW JERSEY 2.4%

New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2034	1,000	1,196

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	1,000	1,168
4.000% due 06/15/2050	1,000	1,144

		3,508

NEW YORK 11.4%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
4.000% due 11/15/2042	1,130	1,265

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2038	1,000	1,232
5.000% due 08/01/2042	6,100	7,512

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,013

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 10/01/2048	500	757

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 07/01/2042	1,000	1,259

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	2,000	2,296

		16,334

OHIO 0.2%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	366

OREGON 0.7%

Oregon Education Districts General Obligation Bonds, Series 2021
2.207% due 06/30/2033	1,000	989

PENNSYLVANIA 9.9%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020
3.532% due 06/01/2042	2,000	2,097

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2039	2,500	2,798

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2041	3,000	3,407

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	550	680

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2040	$1,000	$1,209

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,250	3,985

		14,176

TENNESSEE 3.4%

Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,450

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,425

		4,875

TEXAS 15.5%

Houston, Texas Combined Utility System Revenue Bonds, Series 2018
5.000% due 11/15/2043	3,000	3,730

Lower Colorado River Authority, Texas Revenue Bonds, Series 2019
5.000% due 05/15/2039	1,500	1,779

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	1,550	1,739

North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	2,500	3,040

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	$2,000	$2,502

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	1,000	1,154

Texas Water Development Board Revenue Bonds, Series 2019
4.000% due 10/15/2049	3,000	3,503

Texas Water Development Board Revenue Bonds, Series 2020
4.000% due 04/15/2051	2,500	2,928

University of Houston, Texas Revenue Bonds, Series 2017
4.000% due 02/15/2039	1,690	1,872

		22,247

WASHINGTON 3.4%

Washington Health Care Facilities Authority Revenue Bonds, Series 2021
4.000% due 10/01/2042 (a)	1,000	1,219

Washington State General Obligation Bonds, Series 2018
5.000% due 02/01/2042	3,000	3,642

		4,861

WISCONSIN 1.2%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	1,500	1,692

Total Municipal Bonds & Notes (Cost $120,901)		132,381

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.4%

		$572

Total Short-Term Instruments (Cost $572)		572

Total Investments in Securities (Cost $123,511)		135,296

INVESTMENTS IN AFFILIATES 5.7%

SHORT-TERM INSTRUMENTS 5.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%

PIMCO Short-Term Floating NAV Portfolio III	836,671	8,251

Total Short-Term Instruments (Cost $8,243)		8,251

Total Investments in Affiliates (Cost $8,243)		8,251

Total Investments 99.8% (Cost $131,754)		$143,547

Other Assets and Liabilities, net 0.2%		256

Net Assets 100.0%		$143,803

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$572	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(584)	$572	$572

Total Repurchase Agreements						$(584)	$572	$572

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$572	$0	$0	$572	$(584)	$(12)

Total Borrowings and Other Financing Transactions	$572	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	147

Schedule of Investments	PIMCO Municipal Portfolio	(Cont.)	September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,343	$0	$2,343
Municipal Bonds & Notes
Arizona	0	3,139	0	3,139
California	0	6,486	0	6,486
Colorado	0	1,179	0	1,179
Connecticut	0	7,683	0	7,683
Florida	0	10,361	0	10,361
Georgia	0	1,570	0	1,570
Hawaii	0	1,814	0	1,814
Illinois	0	10,198	0	10,198
Kansas	0	1,473	0	1,473
Louisiana	0	1,755	0	1,755
Maryland	0	1,289	0	1,289
Massachusetts	0	2,465	0	2,465
Michigan	0	7,146	0	7,146
Minnesota	0	3,038	0	3,038
Nevada	0	2,189	0	2,189
New Hampshire	0	1,548	0	1,548

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
New Jersey	$0	$3,508	$0	$3,508
New York	0	16,334	0	16,334
Ohio	0	366	0	366
Oregon	0	989	0	989
Pennsylvania	0	14,176	0	14,176
Tennessee	0	4,875	0	4,875
Texas	0	22,247	0	22,247
Washington	0	4,861	0	4,861
Wisconsin	0	1,692	0	1,692
Short-Term Instruments
Repurchase Agreements	0	572	0	572

	$0	$135,296	$0	$135,296

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,251	$0	$0	$8,251

Total Investments	$8,251	$135,296	$0	$143,547

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Portfolio	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.7%

U.S. TREASURY OBLIGATIONS 172.9%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2023	$4,659	$4,817
0.125% due 07/15/2024	4,023	4,297
0.125% due 10/15/2024	745	797
0.125% due 04/15/2025	5,284	5,670
0.125% due 04/15/2026 (c)	6,453	6,989
0.125% due 01/15/2030	4,382	4,817
0.125% due 01/15/2031 (c)	4,446	4,884
0.125% due 07/15/2031 (c)	4,165	4,591
0.125% due 02/15/2051	1,468	1,612
0.250% due 01/15/2025	35	37
0.250% due 02/15/2050	297	336
0.375% due 07/15/2025 (c)	6,439	7,028
0.375% due 01/15/2027 (c)	5,989	6,615
0.500% due 04/15/2024 (c)	10,823	11,561
0.625% due 04/15/2023	4,176	4,370
0.625% due 01/15/2024	1,018	1,086
0.625% due 02/15/2043	356	425
0.750% due 07/15/2028	1,849	2,118
0.750% due 02/15/2042	3,141	3,831
0.750% due 02/15/2045	232	286
1.000% due 02/15/2046	1,924	2,509
1.000% due 02/15/2048	2,247	2,987
1.375% due 02/15/2044	468	644

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028 (c)	$6,578	$7,920
2.125% due 02/15/2041 (c)	4,238	6,389
3.625% due 04/15/2028 (c)	4,995	6,682
3.875% due 04/15/2029	3,000	4,188

Total U.S. Treasury Obligations (Cost $102,479)		107,486

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.366% due 01/25/2035 •	100	103

Merrill Lynch Mortgage Investors Trust
0.506% due 07/25/2030 •	531	526

Total Non-Agency Mortgage-Backed Securities (Cost $603)		629

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (b) 0.8%
		470

Total Short-Term Instruments (Cost $470)		470

Total Investments in Securities (Cost $103,552)		108,585

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	15,519	$153

Total Short-Term Instruments (Cost $152)		153

Total Investments in Affiliates (Cost $152)		153

Total Investments 174.9% (Cost $103,704)		$108,738

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $(223))		1

Other Assets and Liabilities, net (74.9)%		(46,570)

Net Assets 100.0%		$62,169

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$470	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(479)	$470	$470

Total Repurchase Agreements						$(479)	$470	$470

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	0.070%	09/09/2021	10/06/2021	$(23,295)	$(23,296)
GRE	0.070	09/08/2021	10/07/2021	(379)	(379)
	0.070	10/01/2021	11/01/2021	(250)	(250)
JPS	0.010	09/24/2021	10/01/2021	(4,228)	(4,228)
NOM	0.070	09/23/2021	10/07/2021	(5,533)	(5,533)

Total Reverse Repurchase Agreements					$(33,686)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	(0.030)%	09/16/2021	10/07/2021	$(7,038)	$(7,038)
	0.030	09/16/2021	10/07/2021	(4,954)	(4,954)
BPG	0.080	09/08/2021	10/07/2021	(1,718)	(1,718)

Total Sale-Buyback Transactions					$(13,710)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	149

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$0	$(23,296)	$0	$(23,296)	$23,093	$(203)
FICC	470	0	0	470	(479)	(9)
GRE	0	(629)	0	(629)	376	(253)
JPS	0	(4,228)	0	(4,228)	4,209	(19)
NOM	0	(5,533)	0	(5,533)	5,528	(5)

Master Securities Forward Transaction Agreement
BCY	0	0	(11,992)	(11,992)	11,873	(119)
BPG	0	0	(1,718)	(1,718)	1,691	(27)

Total Borrowings and Other Financing Transactions	$470	$(33,686)	$(13,710)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(4,228)	$(29,208)	$0	$0	$(33,436)

Total	$(4,228)	$(29,208)	$0	$0	$(33,436)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(13,710)	0	0	(13,710)

Total	$0	$(13,710)	$0	$0	$(13,710)

Total Borrowings	$(4,228)	$(42,918)	$0	$0	$(47,146)

Payable for reverse repurchase agreements and sale-buyback financing transactions(3)					$(47,146)

(c)	Securities with an aggregate market value of $46,770 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(43,925) at a weighted average interest rate of 0.053%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(250) is outstanding at period end.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
SCX	10/2021	JPY	9,200	$84	$1	$0
	11/2021		9,200	82	0	0

Total Forward Foreign Currency Contracts					$1	$0

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	$(206)	$0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0

Total Written Options						$(223)	$0

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
SCX	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3	$0	$3

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3)	$0	$(3)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$107,486	$0	$107,486
Non-Agency Mortgage-Backed Securities	0	629	0	629
Short-Term Instruments
Repurchase Agreements	0	470	0	470

	$0	$108,585	$0	$108,585

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$153	$0	$0	$153

Total Investments	$153	$108,585	$0	$108,738

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1

Total Financial Derivative Instruments	$0	$1	$0	$1

Totals	$153	$108,586	$0	$108,739

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	151

Schedule of Investments	PIMCO Short-Term Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.0%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(a)	$2,000	$15

INDUSTRIALS 0.1%

UAL Pass-Through Trust
6.636% due 01/02/2024	417	432

Total Corporate Bonds & Notes (Cost $1,456)		447

U.S. GOVERNMENT AGENCIES 42.7%

Fannie Mae
0.144% due 12/25/2036 •	52	51
0.206% due 03/25/2034 •	21	20
0.286% due 05/25/2035 •	5	5
0.386% due 01/25/2034 •	10	10
0.434% due 09/25/2042 •	135	136
0.436% due 05/25/2042 •	15	15
0.486% due 06/25/2029 - 12/25/2033 •	29	29
0.487% due 05/18/2032 •	24	24
0.526% due 05/25/2036 •	6	6
0.536% due 10/25/2030 •	16	16
0.537% due 10/18/2030 •	20	21
0.543% due 09/17/2027 •	15	15
0.586% due 08/25/2031 - 01/25/2033 •	34	35
0.587% due 11/18/2030 •	22	22
0.627% due 03/25/2027 ~	10	10
0.636% due 12/25/2030 •	15	15
0.666% due 03/25/2027 ~	7	7
0.684% due 12/25/2023 •	35	35
0.736% due 10/25/2022 - 11/25/2031 •	24	24
0.786% due 04/25/2032 •	21	21
0.836% due 05/25/2022 •	3	3
1.086% due 12/25/2023 - 04/25/2032 •	53	53
1.236% due 04/25/2023 - 10/25/2023 •	10	10
1.286% due 05/25/2022 - 01/25/2024 •	17	17
1.299% due 07/01/2042 - 07/01/2044 •	242	248
1.325% due 10/01/2034 •	40	40
1.349% due 09/01/2041 •	15	15
1.350% due 08/01/2028 •	89	90
1.425% due 04/01/2037 •	1	1
1.463% due 04/25/2023 •	1	1
1.500% due 10/01/2024 •	1	1
1.525% due 06/01/2033 •	61	61
1.530% due 07/01/2035 •	25	25
1.532% due 07/01/2027 - 11/01/2040 •	17	17
1.555% due 07/01/2033 •	178	178
1.561% due 05/01/2032 •	8	8
1.563% due 05/01/2034 •	6	6
1.575% due 01/01/2033 •	2	3
1.587% due 09/01/2033 •	18	18
1.593% due 07/01/2022 - 02/01/2037 •	23	24
1.613% due 10/01/2032 •	13	13
1.623% due 06/01/2035 •	37	37
1.625% due 11/01/2036 •	137	138
1.643% due 03/01/2034 •	220	221
1.652% due 01/01/2035 •	2	2
1.663% due 04/01/2033 - 09/01/2033 •	35	35
1.664% due 04/01/2034 •	13	13
1.665% due 12/01/2032 •	15	15
1.668% due 11/01/2033 •	88	88
1.676% due 02/01/2035 •	19	20
1.685% due 05/01/2035 •	33	33
1.691% due 02/01/2035 •	5	5
1.703% due 12/01/2032 •	77	77

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.712% due 07/01/2037 •	$31	$31
1.715% due 10/01/2032 - 05/01/2034 •	102	103
1.725% due 09/01/2033 •	20	21
1.730% due 01/01/2035 •	10	11
1.734% due 05/01/2033 •	6	6
1.750% due 07/01/2035 •	8	9
1.751% due 07/01/2034 •	58	60
1.754% due 02/01/2032 •	7	7
1.758% due 01/01/2035 •	28	29
1.766% due 07/01/2035 •	6	6
1.773% due 09/01/2034 •	23	23
1.775% due 07/01/2034 •	65	67
1.778% due 12/01/2034 •	7	8
1.785% due 07/01/2034 •	24	24
1.791% due 04/01/2035 - 07/01/2035 •	6	6
1.800% due 08/01/2033 •	1	1
1.808% due 04/01/2028 •	22	22
1.856% due 08/01/2035 •	37	37
1.870% due 02/01/2035 - 11/01/2035 •	97	98
1.875% due 09/01/2033 - 06/01/2035 •	79	80
1.885% due 05/01/2036 •	30	32
1.895% due 07/01/2033 •	32	33
1.932% due 01/01/2037 •	2	2
1.933% due 07/01/2033 •	2	2
1.934% due 03/01/2035 - 11/01/2035 •	53	53
1.940% due 04/01/2033 •	5	5
1.943% due 11/01/2035 - 09/01/2036 •	19	20
1.960% due 06/01/2037 •	9	9
1.963% due 12/01/2034 •	31	31
1.979% due 07/01/2035 •	5	5
1.985% due 07/01/2033 •	33	33
1.994% due 11/01/2032 •	4	4
2.000% due 06/01/2034 - 08/01/2035 •	22	22
2.005% due 02/01/2034 •	15	15
2.006% due 11/01/2034 •	39	39
2.008% due 01/01/2033 •	7	7
2.019% due 01/01/2035 •	14	15
2.025% due 11/01/2022 - 05/01/2030 •	15	14
2.030% due 03/01/2034 •	11	11
2.047% due 05/01/2037 •	177	177
2.048% due 02/01/2034 •	82	83
2.058% due 10/01/2035 •	11	11
2.069% due 02/01/2034 •	23	24
2.070% due 04/01/2034 •	19	19
2.080% due 03/01/2033 •	2	2
2.086% due 12/01/2036 •	55	58
2.095% due 02/01/2034 •	36	37
2.105% due 12/01/2035 •	169	169
2.112% due 12/01/2035 •	11	11
2.118% due 01/01/2036 •	1	1
2.125% due 01/01/2033 - 04/01/2035 •	152	152
2.138% due 11/01/2033 •	100	106
2.150% due 01/01/2034 •	1	1
2.158% due 11/01/2034 •	14	14
2.162% due 11/01/2033 •	28	28
2.175% due 02/01/2036 •	34	34
2.178% due 04/01/2040 •	134	140
2.183% due 03/01/2033 •	66	67
2.195% due 11/01/2033 - 09/01/2035 •	134	134
2.199% due 11/01/2034 •	7	7
2.200% due 11/01/2047 •	113	113
2.203% due 09/01/2033 •	2	2
2.205% due 08/01/2033 - 06/01/2036 •	18	18
2.213% due 12/01/2036 •	4	4
2.217% due 12/01/2035 •	9	10
2.223% due 07/01/2035 •	10	11
2.225% due 12/01/2035 •	188	189
2.250% due 05/01/2032 - 05/01/2033 •	56	56
2.255% due 10/01/2033 •	24	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.274% due 07/01/2037 •	$36	$37
2.280% due 04/01/2035 •	4	4
2.287% due 11/01/2031 •	16	17
2.300% due 03/01/2035 - 01/01/2036 •	85	90
2.311% due 02/01/2035 •	8	9
2.315% due 01/01/2033 - 08/01/2037 •	316	317
2.321% due 02/01/2035 •	12	13
2.325% due 06/01/2030 •	2	2
2.330% due 10/01/2033 - 05/01/2036 •	83	84
2.333% due 10/01/2033 •	10	10
2.335% due 04/01/2035 •	11	12
2.345% due 06/01/2034 •	89	89
2.378% due 03/01/2033 •	14	15
2.383% due 06/01/2030 •	1	1
2.390% due 07/01/2026 •	72	72
2.393% due 11/01/2033 - 09/01/2035 •	82	82
2.400% due 11/01/2032 - 01/01/2033 •	11	11
2.422% due 11/01/2034 •	6	6
2.430% due 08/01/2033 •	77	77
2.485% due 10/01/2035 •	44	44
2.493% due 09/01/2029 •	35	35
2.500% due 11/01/2026 - 06/01/2034 •	34	34
2.605% due 04/01/2033 •	92	92
2.633% due 12/01/2030 •	1	1
2.847% due 09/01/2035 •	59	63
2.848% due 07/01/2029 •	7	7
2.981% due 05/01/2036 •	29	31
3.200% due 05/01/2036 •	50	52
3.270% due 08/25/2042 ~	15	16
3.430% due 09/01/2037 •	157	161
3.515% due 03/01/2030 •	77	77
3.649% due 03/01/2035 •	34	34
3.855% due 12/01/2025	110	122
3.995% due 05/01/2036 •	20	21
4.060% due 03/01/2030	434	500
4.766% due 08/01/2026	416	468
5.067% due 12/25/2042 ~	82	90
6.000% due 02/25/2044 - 08/25/2044	26	30
6.147% due 09/01/2024 •	124	125
6.250% due 05/25/2042	18	20
6.500% due 11/25/2023 - 01/25/2044	257	299
7.000% due 02/25/2023 - 02/25/2044	22	24
7.500% due 05/25/2042	18	22
8.000% due 08/25/2022 - 10/01/2026	13	13

Freddie Mac
0.346% due 08/25/2031 •	260	254
0.366% due 09/25/2031 •	154	153
0.384% due 03/15/2036 •	2	2
0.434% due 02/15/2029 - 03/15/2029 •	26	26
0.436% due 06/25/2029 •	53	53
0.484% due 07/15/2026 - 01/15/2033 •	70	71
0.486% due 05/25/2043 •	787	787
0.534% due 03/15/2024 - 08/15/2029 •	41	42
0.584% due 05/15/2023 - 01/15/2032 •	40	41
0.634% due 08/15/2029 - 03/15/2032 •	57	58
0.684% due 08/15/2022 - 12/15/2031 •	45	45
0.696% due 03/15/2023 •	7	7
1.155% due 09/01/2037 •	218	218
1.292% due 10/25/2044 •	334	343
1.299% due 02/25/2045 •	139	140
1.492% due 07/25/2044 •	1,626	1,675
1.593% due 01/01/2030 •	18	18
1.722% due 03/01/2035 •	12	12
1.757% due 12/01/2035 •	10	11
1.761% due 04/01/2036 •	99	99
1.867% due 12/01/2024 •	21	21
1.915% due 08/01/2035 •	93	93
1.975% due 08/01/2033 •	6	6
1.981% due 08/01/2035 •	26	27

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.990% due 09/01/2036 •	$192	$191
2.000% due 09/01/2034 - 02/01/2037 •	22	22
2.011% due 05/01/2035 •	82	82
2.023% due 11/01/2024 •	9	9
2.055% due 07/01/2035 •	1	1
2.080% due 12/01/2036 •	20	20
2.083% due 09/01/2035 •	5	6
2.090% due 09/01/2035 •	2	2
2.120% due 06/01/2035 •	4	4
2.125% due 11/01/2029 - 12/01/2034 •	196	196
2.130% due 03/01/2036 •	77	82
2.151% due 10/01/2027 •	4	4
2.155% due 03/01/2036 •	123	123
2.178% due 01/01/2036 •	3	3
2.182% due 07/01/2037 •	77	77
2.200% due 07/01/2033 •	6	6
2.214% due 07/15/2035 •	1,016	1,028
2.230% due 11/01/2036 •	249	250
2.233% due 01/01/2035 •	3	3
2.245% due 02/01/2036 •	6	7
2.250% due 09/01/2035 •	13	13
2.268% due 08/01/2035 •	6	6
2.290% due 07/01/2036 •	69	69
2.306% due 11/01/2036 •	1	1
2.309% due 01/01/2037 •	3	4
2.325% due 07/01/2033 •	1	1
2.335% due 02/01/2035 - 08/01/2037 •	110	111
2.349% due 09/01/2034 •	121	122
2.350% due 11/01/2033 - 04/01/2034 •	61	62
2.360% due 02/01/2036 •	8	8
2.370% due 01/01/2036 - 02/01/2036 •	13	14
2.374% due 03/01/2032 •	24	24
2.375% due 04/01/2032 - 03/01/2036 •	158	160
2.379% due 08/01/2023 •	2	2
2.405% due 11/01/2036 •	3	4
2.410% due 02/01/2036 •	1	1
2.415% due 11/01/2034 •	133	133
2.439% due 01/01/2034 •	75	75
2.463% due 12/01/2034 •	2	2
2.482% due 01/01/2030 •	66	66
2.493% due 09/01/2035 •	43	43
2.522% due 04/01/2034 •	2	2
2.712% due 03/01/2035 •	23	23
3.000% due 02/01/2048	3,522	3,696
3.260% due 09/01/2030 •	96	97
3.977% due 04/01/2030 •	43	43
4.500% due 04/15/2032	169	187
5.065% due 01/01/2027 •	10	10
5.500% due 10/15/2032	6	6
6.000% due 01/15/2029 - 05/01/2035	19	22
6.250% due 12/15/2023	1	1
7.000% due 10/15/2022 - 07/15/2027	14	15

Ginnie Mae
1.032% due 09/20/2067 •	8,219	8,343
1.875% due 04/20/2033 •	26	28
2.000% (H15T1Y + 1.500%) due 02/20/2025 ~	3	3
2.000% due 01/20/2027 - 01/20/2030 •	84	86
2.125% due 10/20/2029 - 12/20/2045 •	366	380
2.250% (H15T1Y + 1.500%) due 07/20/2026 ~	4	4
2.250% due 09/20/2029 - 09/20/2045 •	520	539

Ginnie Mae, TBA
2.500% due 11/01/2051	800	824

Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 04/01/2030	183	193
3.500% due 11/01/2044 - 02/01/2050	3,713	3,987
4.000% due 06/01/2048 - 07/01/2050	2,093	2,245

Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2036 - 10/01/2051	3,200	3,287
2.500% due 11/01/2036 - 12/01/2051	7,600	7,847

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 10/01/2036 - 12/01/2051	$15,300	$16,032
3.500% due 12/01/2051	41,500	43,945
4.000% due 10/01/2051 - 11/01/2051	36,500	39,130
4.500% due 10/01/2051	17,000	18,388

Total U.S. Government Agencies (Cost $164,114)		164,667

U.S. TREASURY OBLIGATIONS 1.5%

U.S. Treasury Bonds
3.125% due 02/15/2043 (d)	4,730	5,638

U.S. Treasury Notes
1.125% due 02/29/2028	124	123

Total U.S. Treasury Obligations (Cost $5,588)		5,761

NON-AGENCY MORTGAGE-BACKED SECURITIES 39.8%

ACRES Commercial Realty Corp.
2.664% due 04/17/2037 •	225	226

Adjustable Rate Mortgage Trust
2.545% due 03/25/2035 ~	24	24
2.644% due 11/25/2035 ^~	107	94

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	1,200	1,263

AREIT Trust
2.784% due 04/15/2037 •	1,443	1,452

Ashford Hospitality Trust
1.534% due 06/15/2035 •	400	401
1.934% due 06/15/2035 •	300	300
2.834% due 06/15/2035 •	400	400

BAMLL Commercial Mortgage Securities Trust
1.284% due 03/15/2034 •	100	100
1.684% due 03/15/2034 •	3,170	3,170

Banc of America Commercial Mortgage Trust
3.705% due 09/15/2048	1,300	1,408

Banc of America Funding Trust
2.225% due 06/25/2034 ~	27	27
2.426% due 11/20/2035 ^~	211	197
2.778% due 05/25/2035 ~	7,075	7,351

Banc of America Mortgage Trust
2.248% due 06/25/2034 ~	19	19
2.407% due 02/25/2034 ~	200	205
2.556% due 10/25/2035 ^~	32	32
2.672% due 11/25/2033 ~	27	26
2.742% due 09/25/2033 ~	59	60
2.824% due 01/25/2034 ~	26	26
3.436% due 05/25/2033 ~	47	50

Barclays Commercial Mortgage Securities Trust
4.314% due 12/15/2051	800	925

BCAP LLC Trust
6.500% due 02/26/2036 ~	660	680

BDS Ltd.
1.464% due 09/15/2035 •	1,114	1,118

Bear Stearns Adjustable Rate Mortgage Trust
2.259% due 01/25/2034 ~	66	68
2.500% due 04/25/2033 ~	19	20
2.509% due 02/25/2033 ~	3	3
2.528% due 10/25/2033 ~	4	4
2.536% due 01/25/2034 ~	203	211
2.622% due 02/25/2034 ~	237	238
2.663% due 02/25/2034 ~	41	42
2.832% due 02/25/2033 ~	2	2
2.867% due 01/25/2035 ~	26	26
2.919% due 07/25/2034 ~	19	20
4.577% due 01/25/2035 ~	18	19

Bear Stearns ALT-A Trust
0.406% due 02/25/2034 •	248	243
0.426% due 08/25/2036 ^•	5	4
2.973% due 11/25/2036 ^~	289	194

BXMT Ltd.
1.564% due 03/15/2037 •	1,000	1,005

CD Mortgage Trust
3.431% due 08/15/2050	400	438

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Trust
2.368% due 02/25/2037 ~	$293	$295
2.975% due 12/25/2035 ^~	33	32
3.040% due 12/25/2035 ^~	28	28

Citigroup Commercial Mortgage Trust
3.778% due 09/10/2058	900	983

Citigroup Mortgage Loan Trust
0.886% due 08/25/2035 ^•	169	160
2.423% due 03/25/2034 ~	35	35
2.470% due 05/25/2035 •	22	22
2.520% due 11/25/2035 •	56	57

Citigroup Mortgage Loan Trust, Inc.
1.228% due 08/25/2034 ~	2	2
2.220% due 09/25/2035 •	56	59

COLT Mortgage Loan Trust
1.255% due 09/25/2065 ~	451	453

Commercial Mortgage Trust
3.590% due 11/10/2047	1,200	1,282
4.228% due 05/10/2051	1,200	1,367

Countrywide Alternative Loan Trust
0.286% due 06/25/2037 •	926	902
1.954% due 08/25/2035 ~	1,246	1,236
2.587% due 10/25/2035 ^~	18	17

Countrywide Home Loan Mortgage Pass-Through Trust
0.436% due 08/25/2035 ^•	68	17
2.109% due 02/20/2036 ^•	25	25
2.328% due 08/25/2034 ^~	200	191
2.574% due 12/25/2033 ~	38	39
2.635% due 06/20/2035 ~	60	61
2.802% due 11/25/2034 ~	958	976
5.500% due 11/25/2035 ^	83	60

Credit Suisse First Boston Mortgage Securities Corp.
2.499% due 11/25/2032 ~	7	7
4.959% due 06/25/2032 ~	3	3

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
1.803% due 07/25/2033 ~	266	274
2.148% due 07/25/2033 ~	52	55
2.355% due 10/25/2033 ~	90	95
2.775% due 01/25/2034 ~	131	134

Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	996	1,008
3.023% due 08/25/2060 ~	843	855

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	200	217

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.000% due 10/25/2033	3	3

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~	173	174

Extended Stay America Trust
1.164% due 07/15/2038 •	3,880	3,897

First Horizon Alternative Mortgage Securities Trust
2.261% due 07/25/2035 ~	100	80
2.324% due 08/25/2034 ~	102	106

First Horizon Mortgage Pass-Through Trust
0.356% due 02/25/2035 •	27	26
0.459% due 02/25/2035 •	247	250

FWD Securitization Trust
2.240% due 01/25/2050 ~	372	378

GCAT
1.091% due 05/25/2066 ~	9,004	9,014
1.348% due 05/25/2066 ~	928	929
1.503% due 05/25/2066 ~	928	929

GMAC Mortgage Corp. Loan Trust
2.964% due 11/19/2035 ~	69	70

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	2,069
3.924% due 10/10/2032	1,700	1,730

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~	4,201	4,260

GSR Mortgage Loan Trust
0.436% due 01/25/2034 •	74	73
1.840% due 03/25/2033 •	5	5
2.122% due 06/25/2034 ~	7	8
2.123% due 06/25/2034 ~	20	20

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	153

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.859% due 09/25/2035 ~	$2,939	$3,030
2.903% due 05/25/2035 ~	56	55
2.951% due 09/25/2034 ~	1,864	1,942
3.077% due 08/25/2034 ~	39	40
6.000% due 03/25/2032	3	4

HarborView Mortgage Loan Trust
0.467% due 02/19/2046 •	513	476
0.527% due 05/19/2035 •	26	26

Impac CMB Trust
0.726% due 08/25/2035 •	716	702

IndyMac Adjustable Rate Mortgage Trust
1.544% due 01/25/2032 ~	11	11

IndyMac Mortgage Loan Trust
0.276% due 09/25/2046 •	298	283
0.866% due 05/25/2034 •	26	26

InTown Hotel Portfolio Trust
1.034% due 01/15/2033 •	600	601
1.384% due 01/15/2033 •	300	301
1.584% due 01/15/2033 •	400	401
2.384% due 01/15/2033 •	1,000	1,002

JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	20	12

JP Morgan Chase Commercial Mortgage Securities Trust
0.934% due 12/15/2036 •	500	501

JP Morgan Mortgage Trust
1.905% due 11/25/2033 ~	7	8
2.299% due 07/25/2035 ~	8	9
2.360% due 11/25/2033 ~	10	10
2.504% due 07/25/2035 ~	164	162
2.694% due 07/25/2035 ~	159	162
2.696% due 09/25/2034 ~	1	1
2.696% due 04/25/2035 ~	25	26
2.838% due 11/25/2035 ^~	98	95
3.212% due 10/25/2035 ~	160	155

Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	3,534	3,540
2.734% due 01/25/2060 þ	1,082	1,092

MASTR Adjustable Rate Mortgages Trust
1.761% due 12/25/2033 ~	17	17
2.008% due 02/25/2034 ~	162	157
2.307% due 08/25/2034 ~	274	277
2.398% due 01/25/2036 ~	42	42
2.500% due 09/25/2033 ~	107	113
2.731% due 11/21/2034 ~	39	41
2.989% due 07/25/2034 ~	696	675
3.016% due 01/25/2034 ~	8	8
3.292% due 08/25/2034 ~	280	283

Merrill Lynch Mortgage Investors Trust
0.706% due 08/25/2028 •	465	467
0.746% due 06/25/2028 •	90	92
0.973% due 03/25/2028 •	73	73
1.950% due 04/25/2035 ~	207	208
2.660% due 09/25/2033 ~	5	5
2.824% due 02/25/2035 ~	60	61
3.191% due 02/25/2034 ~	19	19

MFA Trust
1.014% due 01/26/2065 ~	1,608	1,612
1.324% due 01/26/2065 ~	574	576
1.479% due 03/25/2065 ~	522	526
1.632% due 01/26/2065 ~	574	576

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	998	1,027

Morgan Stanley Bank of America Merrill Lynch Trust
3.732% due 05/15/2048	700	763

Morgan Stanley Capital Trust
2.041% due 07/15/2053	8,200	8,176
2.509% due 04/05/2042 ~	1,800	1,844
6.215% due 06/11/2042 ~	2,200	2,218

Morgan Stanley Mortgage Loan Trust
0.406% due 01/25/2035 •	829	837

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,982	4,119
2.750% due 11/25/2059 ~	4,899	5,047
3.500% due 10/25/2059 ~	130	137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Trust
1.670% due 08/25/2061 þ	$3,766	$3,764

Nomura Asset Acceptance Corp. Alternative Loan Trust
2.318% due 10/25/2035 ~	21	19

Pepper Residential Securities Trust
0.987% due 11/18/2060 •	289	289
1.087% due 06/20/2060 •	536	537

PFP Ltd.
1.135% due 04/14/2037 •	169	169

PRET LLC
1.843% due 09/25/2051 «þ	3,800	3,799

Pretium Mortgage Credit Partners LLC
1.992% due 02/25/2061 þ	5,774	5,773

Prime Mortgage Trust
0.486% due 02/25/2034 •	17	17
6.000% due 02/25/2034	7	7

RBSSP Resecuritization Trust
0.680% due 08/26/2045 •	48	48

RCO Mortgage LLC
1.868% due 05/26/2026 þ	1,334	1,336

Ready Capital Mortgage Financing LLC
1.086% due 03/25/2034 •	1,670	1,666
2.236% due 02/25/2035 •	1,000	1,006

Residential Asset Mortgage Products Trust
7.500% due 12/25/2031	51	50

Residential Funding Mortgage Securities, Inc. Trust
4.761% due 02/25/2036 ^~	77	71
6.500% due 03/25/2032	7	8

RESIMAC Bastille Trust
1.013% due 09/05/2057 •	176	176

RESIMAC Premier
1.133% due 02/07/2052 •	747	750

Sequoia Mortgage Trust
0.658% due 03/20/2035 •	126	123
0.724% due 05/20/2034 •	358	360
0.847% due 04/20/2033 •	16	17
0.887% due 10/20/2027 •	55	56
1.592% due 07/20/2034 ~	19	19

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	615	615
1.439% due 11/25/2055 ~	308	309
1.486% due 04/25/2065 ~	523	525
1.593% due 11/25/2055 ~	308	309

Structured Adjustable Rate Mortgage Loan Trust
0.326% due 03/25/2035 •	79	75
0.386% due 09/25/2034 •	100	96
2.405% due 09/25/2034 ~	54	55

Structured Asset Mortgage Investments Trust
0.767% due 11/19/2033 •	19	19
0.767% due 05/19/2035 •	118	115
0.787% due 02/19/2035 •	1,843	1,838

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.158% due 03/25/2033 ~	112	120
2.355% due 06/25/2033 ~	300	295
2.833% due 09/25/2033 ~	15	15
2.838% due 11/25/2033 ~	15	15

UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~	200	227

WaMu Mortgage Pass-Through Certificates Trust
0.606% due 11/25/2045 •	3,092	3,070
0.626% due 12/25/2045 •	1,659	1,618
0.666% due 07/25/2045 •	4,250	4,225
0.666% due 10/25/2045 •	1,501	1,509
0.666% due 12/25/2045 •	1,291	1,293
0.886% due 01/25/2045 •	652	658
1.092% due 08/25/2046 •	32	33
1.292% due 11/25/2042 •	80	79
1.492% due 08/25/2042 •	6	6
1.763% due 08/25/2046 •	1,341	1,326
1.763% due 09/25/2046 •	3,450	3,532
2.501% due 10/25/2033 ~	99	101
2.668% due 08/25/2033 ~	280	281
2.808% due 10/25/2035 ^~	304	303
2.910% due 09/25/2035 ~	194	196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
2.100% due 02/25/2033 ~	$2	$2
3.020% due 11/25/2030 ~	84	87
3.182% due 06/25/2033 ~	8	9
7.000% due 03/25/2034	36	39

Wells Fargo Commercial Mortgage Trust
0.933% due 12/13/2031 •	2,815	2,794
1.183% due 12/13/2031 •	2,335	2,297
1.928% due 12/13/2031 •	160	153
2.725% due 02/15/2053	600	630
3.311% due 06/15/2052	1,000	1,090
3.809% due 12/15/2048	300	329
4.023% due 03/15/2052	300	341

Wells Fargo Mortgage-Backed Securities Trust
2.584% due 08/25/2035 ~	6	6

Worldwide Plaza Trust
3.526% due 11/10/2036	1,000	1,084

Total Non-Agency Mortgage-Backed Securities (Cost $150,825)		153,507

ASSET-BACKED SECURITIES 33.7%

A10 Bridge Asset Financing LLC
2.021% due 08/15/2040	1,895	1,905

AccessLex Institute
0.429% due 05/25/2036 •	761	749

Accredited Mortgage Loan Trust
0.846% due 01/25/2034 •	65	63
0.956% due 01/25/2035 •	537	525

ACE Securities Corp. Home Equity Loan Trust
2.711% due 06/25/2033 ^•	101	102

Affirm Asset Securitization Trust
0.880% due 08/15/2025	2,900	2,907

American Credit Acceptance Receivables Trust
0.620% due 10/13/2023	533	533

Anchorage Capital CLO Ltd.
1.534% due 10/20/2031 •	2,700	2,702

Apres Static CLO Ltd.
1.196% due 10/15/2028 •	1,331	1,333

Arivo Acceptance Auto Loan Receivables Trust
1.190% due 01/15/2027	973	974

Assurant CLO Ltd.
1.384% due 10/20/2029 •	2,500	2,500

Bear Stearns Asset-Backed Securities Trust
1.086% due 11/25/2042 •	121	120
2.390% due 10/25/2036 ~	725	599

Carrington Mortgage Loan Trust
1.154% due 04/17/2031 •	6,200	6,205
1.254% due 10/20/2029 •	1,600	1,602

Chesapeake Funding LLC
2.940% due 04/15/2031	1,370	1,388

College Avenue Student Loans LLC
1.186% due 07/25/2051 •	685	692
1.286% due 12/26/2047 •	702	707
1.600% due 07/25/2051	1,200	1,196
3.280% due 12/28/2048	1,705	1,763
4.130% due 12/26/2047	965	1,013

Commonbond Student Loan Trust
1.980% due 08/25/2050	881	896

Countrywide Asset-Backed Certificates Trust, Inc.
0.626% due 12/25/2034 •	1,585	1,556

Credit Suisse First Boston Mortgage Securities Corp.
1.736% due 05/25/2043 •	395	396

Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 þ	448	454

Crown City CLO
1.514% due 01/20/2032 •	1,000	1,003

DT Auto Owner Trust
1.140% due 01/16/2024	92	93

ECMC Group Student Loan Trust
1.086% due 07/25/2069 •	775	788

EquiFirst Mortgage Loan Trust
1.210% due 09/25/2033 •	61	61

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
1.106% due 06/25/2035 •	$2	$2

Galaxy CLO Ltd.
1.096% due 10/15/2030 •	2,000	2,003

GLS Auto Receivables Issuer Trust
0.690% due 10/16/2023	173	173
1.580% due 08/15/2024	322	323
2.170% due 02/15/2024	701	704

GLS Auto Receivables Trust
4.170% due 04/15/2024	2,058	2,094

HERA Commercial Mortgage Ltd.
1.137% due 02/18/2038 •	500	500

Home Equity Asset Trust
0.686% due 11/25/2032 •	8	8

Home Equity Mortgage Loan Asset-Backed Trust
0.866% due 10/25/2035 •	1,600	1,549

HSI Asset Securitization Corp. Trust
0.186% due 10/25/2036 •	6	3

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~	577	593

KKR CLO Ltd.
1.404% due 07/18/2030 •	1,000	1,001

LCM LP
1.174% due 10/20/2027 •	574	575

Legacy Mortgage Asset Trust
3.750% due 04/25/2059 þ	454	458

Long Beach Mortgage Loan Trust
0.646% due 10/25/2034 •	736	721
0.786% due 03/25/2032 •	16	16
0.941% due 07/25/2034 •	231	230

Merrill Lynch Mortgage Investors Trust
1.106% due 07/25/2035 •	247	247

Morgan Stanley ABS Capital, Inc. Trust
0.731% due 09/25/2035 •	3,390	3,392

Morgan Stanley Dean Witter Capital, Inc. Trust
1.436% due 02/25/2033 •	85	85

Mountain View CLO LLC
1.216% due 10/16/2029 •	1,400	1,400

Nassau Ltd.
1.276% due 10/15/2029 •	1,900	1,900

Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0

Navient Private Education Refi Loan Trust
0.984% due 11/15/2068 •	200	202
1.170% due 09/16/2069	1,310	1,317
1.690% due 05/15/2069	3,198	3,232
3.010% due 12/15/2059	1,735	1,812
3.130% due 02/15/2068	640	656
3.190% due 02/18/2042	175	177
3.520% due 06/16/2042	83	85

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Student Loan Trust
0.886% due 07/26/2066 •	$3,085	$3,106
4.000% due 12/15/2059	3,440	3,568

NovaStar Mortgage Funding Trust
0.826% due 02/25/2034 •	2,186	2,173

Palmer Square Loan Funding Ltd.
0.931% due 02/20/2028 •	457	457

Pretium Mortgage Credit Partners LLC
3.179% due 06/27/2069 þ	894	898

Renaissance Home Equity Loan Trust
0.786% due 08/25/2032 •	10	9
1.186% due 09/25/2037 •	3,496	1,911

Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	657	413

Residential Asset Securities Corp. Trust
0.346% due 07/25/2036 •	5,253	5,243

Santander Retail Auto Lease Trust
1.690% due 01/20/2023	180	180

SLM Private Credit Student Loan Trust
0.386% due 12/15/2039 •	275	270

SMB Private Education Loan Trust
0.936% due 09/15/2054 •	3,671	3,723
1.290% due 07/15/2053	2,021	2,030
1.600% due 09/15/2054	1,459	1,476
2.230% due 09/15/2037	600	615
2.490% due 06/15/2027	137	137
2.840% due 06/15/2037	578	602
2.880% due 09/15/2034	200	206

SoFi Professional Loan Program LLC
1.286% due 06/25/2033 •	534	537
2.340% due 04/25/2033	905	921
2.490% due 01/25/2036	370	373
2.630% due 07/25/2040	1,500	1,520
2.650% due 09/25/2040	1,330	1,356
2.740% due 05/25/2040	1,096	1,111

Sound Point CLO Ltd.
1.038% due 01/23/2029 •	1,000	1,000

Soundview Home Loan Trust
1.386% due 11/25/2033 •	36	36

Springleaf Funding Trust
2.680% due 07/15/2030	779	780

Starwood Commercial Mortgage Trust
1.244% due 07/15/2038 •	2,800	2,802

Towd Point Mortgage Trust
1.086% due 05/25/2058 •	1,139	1,149
1.086% due 10/25/2059 •	105	106
1.636% due 04/25/2060 ~	6,302	6,356
2.710% due 01/25/2060 ~	6,052	6,214
2.750% due 06/25/2057 ~	701	718
2.900% due 10/25/2059 ~	7,705	7,999
3.000% due 11/25/2059 ~	275	276
3.705% due 03/25/2058 ~	1,873	1,979
4.170% due 11/25/2058 ~	87	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tricon American Homes Trust
2.716% due 09/17/2034	$1,447	$1,447
2.916% due 09/17/2034	1,100	1,100
3.215% due 09/17/2034	100	100

TruPS Financials Note Securitization Ltd.
1.692% due 09/20/2039 •	3,000	2,887

Upstart Securitization Trust
2.322% due 04/22/2030	93	93

Westlake Automobile Receivables Trust
0.930% due 02/15/2024	1,456	1,459

WhiteHorse Ltd.
1.064% due 04/17/2027 •	4	4

Total Asset-Backed Securities (Cost $130,576)		129,710

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
		927

Total Short-Term Instruments (Cost $927)		927

Total Investments in Securities (Cost $453,486)		455,019

	SHARES
INVESTMENTS IN AFFILIATES 15.4%

SHORT-TERM INSTRUMENTS 15.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.4%

PIMCO Short-Term Floating NAV Portfolio III	6,023,993	59,409

Total Short-Term Instruments (Cost $59,399)		59,409

Total Investments in Affiliates (Cost $59,399)		59,409

Total Investments 133.4% (Cost $512,885)		$514,428

Financial Derivative Instruments (c)(e) 0.1% (Cost or Premiums, net $818)		418

Other Assets and Liabilities, net (33.5)%		(129,353)

Net Assets 100.0%		$385,493

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	155

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$927	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(946)	$927	$927

Total Repurchase Agreements						$(946)	$927	$927

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	12/01/2051	$21,300	$(21,230)	$(21,273)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2051	800	(827)	(823)

Total Short Sales (5.7)%				$(22,057)	$(22,096)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$927	$0	$0	$927	$(946)	$(19)

Total Borrowings and Other Financing Transactions	$927	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2021	370	$48,695	$(666)	$52	$0
U.S. Treasury 30-Year Bond December Futures	12/2021	98	15,603	(418)	12	0

Total Futures Contracts				$(1,084)	$64	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	12/18/2021	$600	$2	$(6)	$(4)	$0	$0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	4,500	52	(92)	(40)	0	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	900	(1)	1	0	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	25,300	(899)	(1,637)	(2,536)	0	(27)
Receive(1)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	200	(4)	3	(1)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	23,400	1,030	(1,920)	(890)	0	(29)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	(267)	(66)	0	(4)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	38,245	1,607	344	1,951	0	(49)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028	600	(1)	(2)	(3)	1	0
Pay(1)	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	2,524	56	(37)	19	4	0

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/10/2029	$1,900	$(3)	$(93)	$(96)	$0	$(4)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	1,400	43	(56)	(13)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	6,300	(75)	(100)	(175)	0	(13)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	3,800	(67)	(111)	(178)	0	(8)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	1,800	(2)	(80)	(82)	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	24,580	926	(552)	374	0	(52)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	706	3	27	30	0	(2)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	500	(45)	10	(35)	1	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031	800	(4)	14	10	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	(3)	(4)	0	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	300	(1)	16	15	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	19	15	0	(2)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	300	(1)	16	15	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	7,500	(32)	(225)	(257)	0	(21)
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	01/19/2051	4,900	(39)	(331)	(370)	11	0
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	2,000	(15)	(50)	(65)	0	(5)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051	6,000	(45)	(151)	(196)	0	(16)

Total Swap Agreements						$2,681	$(5,263)	$(2,582)	$17	$(244)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$64	$17	$81	$0	$0	$(244)	$(244)

(d)

Securities with an aggregate market value of $2,949 and cash of $167 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.245%	10/22/2021	300	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.545	10/22/2021	300	(1)	(3)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.235	10/20/2021	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.535	10/20/2021	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.325	11/29/2021	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.825	11/29/2021	300	(1)	(1)

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.940	12/30/2021	1,100	(3)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.380	12/30/2021	1,100	(3)	(3)

FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.945	12/29/2021	800	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.385	12/29/2021	800	(2)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	10/01/2021	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	10/01/2021	500	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.235	10/13/2021	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.535	10/13/2021	500	(1)	(3)

							$(20)	$(22)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	500	$(2)	$0

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	1,000	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	500	(2)	(2)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	157

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	$100.555	12/06/2021	500	$(1)	$(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	500	(1)	0

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	100	0	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	500	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	100	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	100	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	200	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	500	(1)	(1)

SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.648	10/14/2021	500	(1)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.781	10/14/2021	500	(1)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.469	11/12/2021	500	(2)	(2)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.953	11/12/2021	500	(1)	(2)
	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.281	10/14/2021	100	0	0
	Put - OTC Ginnie Mae, TBA 2.500% due 11/01/2051	103.070	11/12/2021	500	(1)	(2)
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	103.719	10/14/2021	200	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.813	10/07/2021	800	(3)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.727	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.750	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.813	10/07/2021	600	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.656	11/03/2021	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	99.859	11/03/2021	300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.414	11/03/2021	1,000	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.000	11/03/2021	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.156	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.367	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.391	11/03/2021	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.566	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.656	11/03/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.859	11/03/2021	300	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.891	12/06/2021	500	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.922	12/06/2021	500	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.156	12/06/2021	500	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	99.703	12/06/2021	500	(2)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.891	12/06/2021	500	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.922	12/06/2021	500	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.156	12/06/2021	500	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	101.203	12/06/2021	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.977	10/07/2021	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2051	104.016	10/07/2021	500	(1)	0

					$(65)	$(41)

Total Written Options					$(85)	$(63)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$9,361	$(174)	$198	$24	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	22,579	(650)	798	148	0

FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	2	1	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3,354	(56)	65	9	0

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	978	331	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	390	2	(1)	1	0

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$3,150	$(183)	$210	$27	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	5	1	0

MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,716	(33)	37	4	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	53	29	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	8	19	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	69	50	0

Total Swap Agreements						$(1,778)	$2,422	$644	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$172	$172	$0	$0	$0	$0	$172	$(270)	$(98)
BPS	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
CBK	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
DUB	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
FAR	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
FBF	0	0	10	10	0	0	0	0	10	0	10
GLM	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
GSC	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
GST	0	0	360	360	0	0	0	0	360	(510)	(150)
JPM	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
MYC	0	0	4	4	0	0	0	0	4	(59)	(55)
SAL	0	0	98	98	0	(33)	0	(33)	65	0	65

Total Over the Counter	$0	$0	$644	$644	$0	$(63)	$0	$(63)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$64	$64
Swap Agreements	0	0	0	0	17	17

	$0	$0	$0	$0	$81	$81

Over the counter
Swap Agreements	$0	$644	$0	$0	$0	$644

	$0	$644	$0	$0	$81	$725

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	159

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)	September 30, 2021	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$244	$244

Over the counter
Written Options	$0	$0	$0	$0	$63	$63

	$0	$0	$0	$0	$307	$307

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,070	$1,070
Swap Agreements	0	0	0	0	(1,086)	(1,086)

	$0	$0	$0	$0	$(16)	$(16)

Over the counter
Purchased Options	$0	$0	$0	$0	$(18)	$(18)
Written Options	0	0	0	0	313	313
Swap Agreements	0	285	0	0	0	285

	$0	$285	$0	$0	$295	$580

	$0	$285	$0	$0	$279	$564

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$408	$408
Swap Agreements	0	0	0	0	(1,919)	(1,919)

	$0	$0	$0	$0	$(1,511)	$(1,511)

Over the counter
Written Options	$0	$0	$0	$0	$55	$55
Swap Agreements	0	(143)	0	0	0	(143)

	$0	$(143)	$0	$0	$55	$(88)

	$0	$(143)	$0	$0	$(1,456)	$(1,599)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15	$0	$15
Industrials	0	432	0	432
U.S. Government Agencies	0	164,667	0	164,667
U.S. Treasury Obligations	0	5,761	0	5,761
Non-Agency Mortgage-Backed Securities	0	149,708	3,799	153,507
Asset-Backed Securities	0	129,710	0	129,710
Short-Term Instruments
Repurchase Agreements	0	927	0	927

	$0	$451,220	$3,799	$455,019

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,409	$0	$0	$59,409

Total Investments	$59,409	$451,220	$3,799	$514,428

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(22,096)	$0	$(22,096)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	81	0	81
Over the counter	0	644	0	644

	$0	$725	$0	$725

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(244)	0	(244)
Over the counter	0	(63)	0	(63)

	$0	$(307)	$0	$(307)

Total Financial Derivative Instruments	$0	$418	$0	$418

Totals	$59,409	$429,542	$3,799	$492,750

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.7%

CORPORATE BONDS & NOTES 22.8%

BANKING & FINANCE 17.2%

ABN AMRO Bank NV
0.934% (US0003M + 0.800%) due 07/19/2022 ~	$6,000	$6,035

African Development Bank
0.126% (US0003M + 0.010%) due 12/15/2021 ~	62,500	62,508

Ally Financial, Inc.
4.125% due 02/13/2022	6,700	6,790

American Express Co.
0.721% (US0003M + 0.600%) due 11/05/2021 ~	4,100	4,100
3.700% due 11/05/2021	4,100	4,100

American Honda Finance Corp.
0.471% (US0003M + 0.350%) due 11/05/2021 ~	3,600	3,601
0.672% (US0003M + 0.540%) due 06/27/2022 ~	3,600	3,615

American Tower Corp.
2.250% due 01/15/2022	7,500	7,541

Asian Development Bank
0.126% (US0003M + 0.010%) due 12/15/2021 ~	199,680	199,698

Athene Global Funding
4.000% due 01/25/2022	1,300	1,315

Bank of America Corp.
1.314% (US0003M + 1.180%) due 10/21/2022 ~	3,000	3,002
3.124% due 01/20/2023 •	1,000	1,008
5.700% due 01/24/2022	1,800	1,830

Barclays Bank PLC
1.700% due 05/12/2022	300	302

BPCE S.A.
0.490% (SOFRRATE + 0.440%) due 02/17/2022 ~	9,700	9,715

Canadian Imperial Bank of Commerce
0.390% (SOFRRATE + 0.340%) due 06/22/2023 ~	22,500	22,548

Caterpillar Financial Services Corp.
0.323% (US0003M + 0.200%) due 11/12/2021 ~	11,900	11,904

Citigroup, Inc.
0.920% (SOFRRATE + 0.870%) due 11/04/2022 ~	6,600	6,609
1.085% (US0003M + 0.960%) due 04/25/2022 ~	33,300	33,452
1.185% (US0003M + 1.070%) due 12/08/2021 ~	18,400	18,419
2.312% due 11/04/2022 •	10,859	10,876
2.900% due 12/08/2021	4,600	4,612

Commonwealth Bank of Australia
0.816% (US0003M + 0.700%) due 03/10/2022 ~	2,652	2,661

Cooperatieve Rabobank UA
0.949% (US0003M + 0.830%) due 01/10/2022 ~	14,500	14,534
2.750% due 01/10/2022	1,800	1,812

Credit Suisse AG
0.430% (SOFRRATE + 0.380%) due 08/09/2023 ~	2,600	2,609
0.500% (SOFRRATE + 0.450%) due 02/04/2022 ~	37,000	37,049
2.100% due 11/12/2021	25,000	25,053
3.000% due 10/29/2021	27,800	27,855

Credit Suisse Group AG
3.574% due 01/09/2023	5,253	5,296

Danske Bank A/S
2.700% due 03/02/2022	5,400	5,454
5.000% due 01/12/2022	6,220	6,295

Deutsche Bank AG
4.250% due 10/14/2021	4,600	4,605

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dexia Credit Local S.A.
2.875% due 01/29/2022	$12,000	$12,106

DNB Bank ASA
0.740% (US0003M + 0.620%) due 12/02/2022 ~	4,700	4,728
2.150% due 12/02/2022	30,000	30,693

EUROFIMA
0.214% (US0003M + 0.100%) due 03/11/2022 ~	30,000	30,011
0.215% (US0003M + 0.090%) due 11/15/2021 ~	15,000	15,001

European Bank for Reconstruction & Development
0.137% (US0003M + 0.010%) due 05/11/2022 ~	8,000	8,001
0.310% (SOFRRATE + 0.260%) due 08/19/2022 ~	21,800	21,839

European Investment Bank
0.234% (US0003M + 0.100%) due 01/19/2023 ~	26,000	26,031
0.300% (SOFRRATE + 0.250%) due 01/30/2023 ~	3,685	3,693
0.301% (SOFRRATE + 0.250%) due 01/30/2023 ~	77,000	77,171
0.340% (SOFRRATE + 0.290%) due 06/10/2022 ~	53,073	53,159
0.370% (SOFRRATE + 0.320%) due 10/08/2021 ~	45,203	45,204

FMS Wertmanagement
0.250% due 10/26/2022	11,000	11,058
0.625% due 04/08/2022	13,000	13,033

General Motors Financial Co., Inc.
1.442% (US0003M + 1.310%) due 06/30/2022 ~	2,200	2,217
1.683% (US0003M + 1.550%) due 01/14/2022 ~	526	528
3.150% due 06/30/2022	14,035	14,289
3.450% due 01/14/2022	1,524	1,533
3.450% due 04/10/2022	26,726	27,007
3.550% due 07/08/2022	27,602	28,263
4.200% due 11/06/2021	1,600	1,606

Goldman Sachs Group, Inc.
0.460% due 01/27/2023 •	42,500	42,526
0.481% due 01/27/2023	4,100	4,101
0.881% (US0003M + 0.750%) due 02/23/2023 ~	33,700	33,976
0.909% (US0003M + 0.780%) due 10/31/2022 ~	56,156	56,185
2.876% due 10/31/2022 •	1,000	1,002

Hana Bank
2.125% due 10/18/2021	8,000	8,006

HSBC Bank Canada
3.300% due 11/28/2021	9,100	9,143

HSBC Holdings PLC
1.638% (US0003M + 1.500%) due 01/05/2022 ~	3,300	3,313
3.262% due 03/13/2023 •	8,215	8,319

HSH Portfoliomanagement AoeR
0.457% (US0003M + 0.330%) due 11/19/2021 ~	12,000	12,005

Hyundai Capital Services, Inc.
3.000% due 03/06/2022	16,500	16,670

ING Groep NV
1.282% (US0003M + 1.150%) due 03/29/2022 ~	5,768	5,801
3.150% due 03/29/2022	1,300	1,319

Inter-American Development Bank
0.146% (US0003M + 0.030%) due 03/15/2022 ~	21,030	21,033
0.196% (US0003M + 0.070%) due 07/15/2022 ~	5,350	5,353
0.310% (SOFRRATE + 0.260%) due 09/16/2022 ~	90,500	90,674

International Bank for Reconstruction & Development
0.120% (US0003M) due 12/17/2021 ~	10,675	10,677
0.180% due 01/13/2023 •	126,700	126,799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Finance Corp.
0.140% (SOFRRATE + 0.090%) due 06/30/2023 ~	$24,000	$24,004
0.296% (US0003M + 0.180%) due 12/15/2021 ~	53,000	53,019

Jackson National Life Global Funding
0.650% (SOFRRATE + 0.600%) due 01/06/2023 ~	6,000	6,038
2.100% due 10/25/2021	300	300

John Deere Capital Corp.
0.604% (US0003M + 0.490%) due 06/13/2022 ~	7,300	7,324

Kreditanstalt fuer Wiederaufbau
2.625% due 01/25/2022	24,300	24,488
3.125% due 12/15/2021	116,790	117,490

KSA Sukuk Ltd.
2.894% due 04/20/2022	400	405

Landeskreditbank Baden-Wuerttemberg Foerderbank
0.400% (SOFRRATE + 0.350%) due 03/15/2022 ~	21,600	21,625
0.625% due 04/08/2022	27,000	27,070

Landwirtschaftliche Rentenbank
2.000% due 12/06/2021	40,000	40,127

Lloyds Bank PLC
3.375% due 11/15/2021	11,700	11,749

Metropolitan Life Global Funding
0.400% (SOFRRATE + 0.350%) due 09/08/2022 ~	7,500	7,522

Mitsubishi UFJ Financial Group, Inc.
0.816% (US0003M + 0.700%) due 03/07/2022 ~	8,100	8,124
0.915% (US0003M + 0.790%) due 07/25/2022 ~	39,000	39,240
1.051% (US0003M + 0.920%) due 02/22/2022 ~	27,700	27,795
2.623% due 07/18/2022	4,100	4,176
2.665% due 07/25/2022	31,900	32,525
2.998% due 02/22/2022	4,000	4,043
3.218% due 03/07/2022	4,000	4,051
3.455% due 03/02/2023	12,000	12,521

Mizuho Financial Group, Inc.
0.906% (US0003M + 0.790%) due 03/05/2023 ~	10,300	10,394
0.966% (US0003M + 0.840%) due 07/16/2023 ~	5,231	5,260
0.994% (US0003M + 0.880%) due 09/11/2022 ~	73,300	73,934
1.061% (US0003M + 0.940%) due 02/28/2022 ~	5,025	5,044

Morgan Stanley
0.750% (SOFRRATE + 0.700%) due 01/20/2023 ~	46,000	46,113
2.750% due 05/19/2022	2,700	2,744

MUFG Union Bank N.A.
0.716% (US0003M + 0.600%) due 03/07/2022 ~	16,000	16,033
0.760% (SOFRRATE + 0.710%) due 12/09/2022 ~	16,350	16,450

NatWest Markets PLC
1.712% (US0003M + 1.400%) due 09/29/2022 ~	25,000	25,381

New York Life Global Funding
0.414% (US0003M + 0.280%) due 01/21/2022 ~	11,400	11,411
0.559% (US0003M + 0.440%) due 07/12/2022 ~	3,000	3,011

Nissan Motor Acceptance Co. LLC
0.822% due 09/28/2022 •	600	601
2.650% due 07/13/2022	100	102

NRW Bank
0.190% (US0003M + 0.070%) due 12/17/2021 ~	2,600	2,600
0.246% (US0003M + 0.120%) due 02/01/2022 ~	29,000	29,013

ORIX Corp.
2.900% due 07/18/2022	2,100	2,143
3.200% due 01/19/2022	1,000	1,008

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	161

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Canada
1.900% due 09/23/2022	$4,000	$4,067
3.350% due 10/22/2021	10,000	10,016

Santander Holdings USA, Inc.
4.450% due 12/03/2021	27,540	27,628

Santander UK PLC
0.785% (US0003M + 0.660%) due 11/15/2021 ~	37,565	37,594
3.750% due 11/15/2021	9,700	9,739

Skandinaviska Enskilda Banken AB
0.440% (US0003M + 0.320%) due 09/01/2023 ~	13,800	13,849

Sumitomo Mitsui Financial Group, Inc.
0.899% (US0003M + 0.780%) due 07/12/2022 ~	20,000	20,116
1.089% (US0003M + 0.970%) due 01/11/2022 ~	2,800	2,807
1.274% (US0003M + 1.140%) due 10/19/2021 ~	1,500	1,501
2.442% due 10/19/2021	200	200
2.784% due 07/12/2022	13,000	13,255

Suncorp-Metway Ltd.
2.800% due 05/04/2022	10,900	11,057

Swedbank AB
0.816% (US0003M + 0.700%) due 03/14/2022 ~	5,000	5,014

Toronto-Dominion Bank
0.530% (SOFRRATE + 0.480%) due 01/27/2023 ~	14,400	14,479

Toyota Motor Credit Corp.
0.280% (SOFRRATE + 0.230%) due 12/13/2021 ~	41,200	41,218
0.350% (SOFRRATE + 0.300%) due 06/13/2022 ~	23,600	23,648
0.390% (SOFRRATE + 0.340%) due 10/14/2022 ~	1,000	1,002
0.524% due 05/17/2022 •	4,400	4,413
0.595% (US0003M + 0.480%) due 09/08/2022 ~	2,500	2,512
0.809% due 01/11/2022 •	9,400	9,418
2.600% due 01/11/2022	5,000	5,033

U.S. Bank N.A.
0.314% (US0003M + 0.180%) due 01/21/2022 ~	17,400	17,408

UBS AG
0.370% (SOFRRATE + 0.320%) due 06/01/2023 ~	33,100	33,206

UBS Group AG
1.351% due 05/23/2023 •	31,206	31,436
1.656% due 02/01/2022 •	3,700	3,718

		2,510,088

INDUSTRIALS 3.8%

AbbVie, Inc.
0.587% (US0003M + 0.460%) due 11/19/2021 ~	2,000	2,001
2.150% due 11/19/2021	23,000	23,056
2.300% due 11/21/2022	3,000	3,062
3.450% due 03/15/2022	19,700	19,877

Anthem, Inc.
0.450% due 03/15/2023	7,900	7,910

AstraZeneca PLC
0.300% due 05/26/2023	19,200	19,204

Bayer U.S. Finance LLC
2.200% due 07/15/2022	1,300	1,314
3.000% due 10/08/2021	25,954	25,961

BMW Finance NV
0.913% (US0003M + 0.790%) due 08/12/2022 ~	12,200	12,285

BMW U.S. Capital LLC
0.778% (US0003M + 0.640%) due 04/06/2022 ~	1,480	1,484
2.950% due 04/14/2022	1,300	1,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boeing Co.
1.167% due 02/04/2023	$30,902	$30,972
2.125% due 03/01/2022	25,499	25,614
2.350% due 10/30/2021	20,200	20,229
2.700% due 05/01/2022	36,626	37,099

Boston Scientific Corp.
3.375% due 05/15/2022	100	102

Bristol-Myers Squibb Co.
0.505% (US0003M + 0.380%) due 05/16/2022 ~	14,900	14,943
2.600% due 05/16/2022	2,000	2,030

Charter Communications Operating LLC
4.464% due 07/23/2022	57,301	58,764

Daimler Finance North America LLC
0.791% (US0003M + 0.670%) due 11/05/2021 ~	2,200	2,201
1.011% (US0003M + 0.880%) due 02/22/2022 ~	26,800	26,892
1.025% (US0003M + 0.900%) due 02/15/2022 ~	28,840	28,932
2.200% due 10/30/2021	2,150	2,153
2.550% due 08/15/2022	4,000	4,079
3.400% due 02/22/2022	10,400	10,526
3.750% due 11/05/2021	1,400	1,404

Danone S.A.
2.077% due 11/02/2021	4,000	4,000

Hyundai Capital America
3.100% due 04/05/2022	2,500	2,533
3.950% due 02/01/2022	12,633	12,776

Interpublic Group of Cos., Inc.
3.750% due 10/01/2021	1,700	1,700

Kinder Morgan, Inc.
1.406% (US0003M + 1.280%) due 01/15/2023 ~	7,200	7,303

McDonald’s Corp.
0.562% (US0003M + 0.430%) due 10/28/2021 ~	1,100	1,100

Mitsubishi Corp.
2.625% due 07/14/2022	1,500	1,525

Reckitt Benckiser Treasury Services PLC
0.689% (US0003M + 0.560%) due 06/24/2022 ~	24,000	24,096
2.375% due 06/24/2022	6,000	6,083

Siemens Financieringsmaatschappij NV
0.400% due 03/11/2023	11,000	11,033

Suntory Holdings Ltd.
2.550% due 06/28/2022	480	487

Volkswagen Group of America Finance LLC
1.063% (US0003M + 0.940%) due 11/12/2021 ~	10,500	10,511
2.900% due 05/13/2022	10,000	10,157
4.000% due 11/12/2021	65,188	65,445

Walt Disney Co.
0.510% (US0003M + 0.390%) due 09/01/2022 ~	10,000	10,033

Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	4,416	4,458

		556,654

UTILITIES 1.8%

AT&T, Inc.
3.000% due 06/30/2022	900	914

Atmos Energy Corp.
0.625% due 03/09/2023	13,600	13,600

British Transco International Finance BV
0.000% due 11/04/2021 (c)	7,300	7,301

Duke Energy Corp.
0.300% (SOFRRATE + 0.250%) due 06/10/2023 ~	13,400	13,420

NextEra Energy Capital Holdings, Inc.
0.401% (US0003M + 0.270%) due 02/22/2023 ~	31,700	31,703
0.849% (US0003M + 0.720%) due 02/25/2022 ~	29,300	29,372
1.950% due 09/01/2022	2,600	2,641
2.900% due 04/01/2022	1,300	1,317

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	$11,405	$11,410
1.750% due 06/16/2022	34,300	34,249

Southern California Edison Co.
0.389% (US0003M + 0.270%) due 12/03/2021 ~	38,700	38,706
0.400% (SOFRRATE + 0.350%) due 06/13/2022 ~	23,800	23,814

Verizon Communications, Inc.
1.118% (US0003M + 1.000%) due 03/16/2022 ~	48,300	48,516

		256,963

Total Corporate Bonds & Notes (Cost $3,322,385)		3,323,705

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.200% due 01/01/2050	11,385	11,384

Total Municipal Bonds & Notes (Cost $11,385)		11,384

U.S. GOVERNMENT AGENCIES 5.3%

Fannie Mae
0.220% due 03/09/2022 - 03/11/2022 •	45,000	45,033
0.280% due 05/06/2022 •	35,000	35,050
0.360% due 01/24/2022 •	90,000	90,092

Federal Farm Credit Bank
0.110% due 11/16/2022 •	42,000	42,019

Federal Home Loan Bank
0.065% due 02/08/2023 - 03/15/2023 •	560,000	560,044
3.000% due 10/12/2021	800	801

Total U.S. Government Agencies (Cost $772,807)		773,039

U.S. TREASURY OBLIGATIONS 10.5%

U.S. Treasury Floating Rate Notes
0.064% due 07/31/2023 •	775,000	775,093

U.S. Treasury Notes
2.500% due 01/15/2022 (e)	750,000	755,307

Total U.S. Treasury Obligations (Cost $1,530,335)		1,530,400

SOVEREIGN ISSUES 5.3%

Agence Francaise de Developpement EPIC
0.330% (US0003M + 0.210%) due 12/17/2021 ~	44,600	44,620

BNG Bank NV
0.184% (US0003M + 0.070%) due 03/11/2022 ~	48,200	48,208
3.125% due 11/08/2021	3,000	3,009

CDP Financial, Inc.
2.750% due 03/07/2022	18,000	18,199

Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022	1,700	1,738

Export-Import Bank of Korea
0.657% (US0003M + 0.525%) due 06/25/2022 ~	600	602
0.938% (US0003M + 0.800%) due 07/05/2022 ~	4,700	4,724

Industrial Bank of Korea
0.588% (US0003M + 0.450%) due 10/23/2022 ~	11,000	11,052

Japan Bank for International Cooperation
2.375% due 11/16/2022	6,000	6,142

Japan Finance Organization for Municipalities
2.000% due 04/21/2022	5,000	5,053

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kommunalbanken A/S
0.208% (US0003M + 0.080%) due 02/24/2022 ~	$83,100	$83,130
2.250% due 01/25/2022	10,000	10,062

Kommunekredit
2.500% due 04/14/2022	7,000	7,087

Kommuninvest Sverige AB
0.125% due 07/20/2022	54,200	54,194

Korea Development Bank
0.829% (US0003M + 0.705%) due 02/27/2022 ~	1,900	1,904
4.625% due 11/16/2021	5,800	5,830

Nederlandse Waterschapsbank NV
0.186% (US0003M + 0.070%) due 12/15/2021 ~	106,995	107,018
1.875% due 04/14/2022	17,000	17,156
2.125% due 11/15/2021	29,200	29,267
2.250% due 03/02/2022	6,000	6,052

Province of Alberta
2.200% due 07/26/2022	25,366	25,789

Province of Ontario
2.400% due 02/08/2022	3,900	3,930

Saudi Government International Bond
2.375% due 10/26/2021	3,900	3,906

SFIL S.A.
2.625% due 04/25/2022	14,000	14,192

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State of North Rhine-Westphalia
0.312% (US0003M + 0.180%) due 10/28/2021 ~	$48,200	$48,188

Svensk Exportkredit AB
0.234% (US0003M + 0.120%) due 12/13/2021 ~	145,950	145,992
1.625% due 01/14/2022	60,310	60,597
2.000% due 08/30/2022	5,000	5,081
2.375% due 03/09/2022	7,300	7,368

Total Sovereign Issues (Cost $779,947)		780,090

SHORT-TERM INSTRUMENTS 60.7%

CERTIFICATES OF DEPOSIT 0.4%

Sumitomo Mitsui Banking Corp.
0.165% (US0003M + 0.040%) due 02/14/2022 ~	40,000	40,004
0.220% (SOFRRATE + 0.170%) due 09/06/2022 ~	19,900	19,901

		59,905

COMMERCIAL PAPER 0.2%

AT&T, Inc.
0.430% due 12/14/2021	25,000	24,991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (d) 16.3%
		$2,374,949

SHORT-TERM NOTES 0.2%

Dell Equipment Finance Trust
0.182% due 09/22/2022	$22,500	22,510

U.S. TREASURY BILLS 30.1%
0.051% due 11/12/2021 - 03/31/2022 (a)(b)(c)	4,393,352	4,392,778

U.S. TREASURY CASH MANAGEMENT BILLS 13.5%
0.045% due 01/04/2022 - 02/01/2022 (a)(b)(c)	1,971,400	1,971,379

Total Short-Term Instruments (Cost $8,846,120)		8,846,512

Total Investments in Securities (Cost $15,262,979)		15,265,130

Total Investments 104.7% (Cost $15,262,979)		$15,265,130

Other Assets and Liabilities, net (4.7)%		(682,217)

Net Assets 100.0%		$14,582,913

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	0.030%	09/30/2021	10/01/2021		$15,700	U.S. Treasury Bonds 1.125% due 05/15/2040	$(16,044)	$15,700	$15,700
FICC	0.000	09/30/2021	10/01/2021		10,817	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	(11,033)	10,817	10,817
JPS	0.030	09/30/2021	10/01/2021		20,000	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(20,410)	20,000	20,000
	0.040	10/01/2021	10/04/2021		31,000	U.S. Treasury Bonds 3.125% due 05/15/2048	(31,651)	31,000	31,000
	0.060	08/18/2021	TBD	(2)	651,523	U.S. Treasury Bonds 1.375% - 3.000% due 11/15/2040 - 11/15/2044	(664,956)	651,523	651,571
MBC	0.040	09/30/2021	10/01/2021		232,300	U.S. Treasury Notes 0.375% due 07/31/2027	(240,181)	232,300	232,300
	0.050	09/24/2021	10/01/2021		150,000	U.S. Treasury Notes 0.250% - 2.875% due 08/15/2023 - 07/31/2025	(154,806)	150,000	150,002
	0.050	09/27/2021	10/04/2021		100,000	U.S. Treasury Bonds 2.750% due 08/15/2047	(89,970)	100,000	100,001
						U.S. Treasury Notes 1.625% due 08/31/2022	(11,948)
	0.050	09/30/2021	10/07/2021		150,000	U.S. Treasury Bonds 3.125% due 05/15/2048	(48,662)	150,000	150,000
						U.S. Treasury Notes 0.375% - 0.750% due 04/30/2026 - 09/30/2027	(106,268)
NXN	0.030	09/30/2021	10/01/2021		175,000	U.S. Treasury Bonds 2.500% due 02/15/2046	(178,782)	175,000	175,000
RDR	0.020	09/30/2021	10/01/2021		350,000	U.S. Treasury Notes 0.125% - 2.875% due 08/31/2022 - 02/15/2028	(357,711)	350,000	350,000
SOG	0.070	09/15/2021	10/06/2021		458,609	African Development Bank 0.750% due 04/03/2023	(20,973)	458,609	458,623

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	163

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	(Cont.)	September 30, 2021	(Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
					European Investment Bank 0.250% - 1.375% due 09/06/2022 - 09/15/2023	$(95,049)
					Inter-American Development Bank 0.250% due 11/15/2023	(10,976)
					International Bank for Reconstruction & Development 1.625% - 1.750% due 04/19/2023 - 01/15/2025	(37,176)
					Kreditanstalt fuer Wiederaufbau 0.250% - 2.625% due 01/25/2022 - 03/08/2024	(308,114)
TDM	0.030%	09/30/2021	10/01/2021	$30,000	U.S. Treasury Bonds 3.375% due 11/15/2048	(30,954)	$30,000	$30,000

Total Repurchase Agreements						$(2,435,664)	$2,374,949	$2,375,014

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$15,700	$0	$0	$15,700	$(16,044)	$(344)
FICC	10,817	0	0	10,817	(11,033)	(216)
JPS	702,571	0	0	702,571	(717,017)	(14,446)
MBC	632,303	0	0	632,303	(651,835)	(19,532)
NXN	175,000	0	0	175,000	(178,782)	(3,782)
RDR	350,000	0	0	350,000	(357,711)	(7,711)
SOG	458,623	0	0	458,623	(472,288)	(13,655)
TDM	30,000	0	0	30,000	(30,954)	(954)

Total Borrowings and Other Financing Transactions	$2,375,014	$0	$0

(e)	Securities with an aggregate market value of $1,631 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,510,088	$0	$2,510,088
Industrials	0	556,654	0	556,654
Utilities	0	256,963	0	256,963
Municipal Bonds & Notes
California	0	11,384	0	11,384
U.S. Government Agencies	0	773,039	0	773,039
U.S. Treasury Obligations	0	1,530,400	0	1,530,400
Sovereign Issues	0	780,090	0	780,090

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short-Term Instruments
Certificates of Deposit	$0	$59,905	$0	$59,905
Commercial Paper	0	24,991	0	24,991
Repurchase Agreements	0	2,374,949	0	2,374,949
Short-Term Notes	0	22,510	0	22,510
U.S. Treasury Bills	0	4,392,778	0	4,392,778
U.S. Treasury Cash Management Bills	0	1,971,379	0	1,971,379

Total Investments	$0	$15,265,130	$0	$15,265,130

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.5%

U.S. GOVERNMENT AGENCIES 3.9%

Fannie Mae
0.144% due 12/25/2036 •	$151	$150
0.201% due 03/25/2036 •	74	74
0.206% due 03/25/2034 •	83	82
0.306% due 07/25/2032 •	197	193
0.324% due 06/25/2033 •	91	90
0.368% due 03/25/2032 •	222	222
0.399% due 11/25/2032 •	1	1
0.436% due 05/25/2042 •	109	110
0.986% due 04/25/2032 •	52	52
1.298% due 06/01/2043 •	351	359
1.299% due 02/01/2041 - 10/01/2044 •	1,208	1,236
1.547% due 03/01/2035 •	161	167
1.870% due 11/01/2035 •	87	90
1.943% due 11/01/2035 •	80	81
2.036% due 01/01/2036 •	273	289
2.112% due 12/01/2035 •	24	24
2.120% due 09/01/2031 •	2	2
2.125% due 12/01/2032 •	2	2
2.185% due 08/01/2036 •	16	16
2.190% due 12/01/2022 •	1	1
2.194% due 05/01/2025 •	1	1
2.243% due 10/01/2032 •	5	5
2.270% due 09/01/2028 •	4	4
2.401% due 12/01/2029 •	4	4
2.647% due 12/01/2029 •	1	1
2.723% due 10/01/2025 •	4	4
2.848% due 08/01/2028 •	6	6
2.895% due 12/01/2029 •	5	5

Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)(b)	21,735	18,743
0.326% due 07/25/2031 •	328	322
0.584% due 06/15/2030 - 12/15/2032 •	33	33
0.634% due 06/15/2031 •	14	14
0.784% due 02/15/2027 •	2	2
1.292% due 10/25/2044 •	960	985
1.299% due 02/25/2045 •	299	302
1.492% due 07/25/2044 •	597	615
1.860% due 02/01/2024 •	2	2
1.984% due 06/01/2035 •	720	762
2.176% due 02/01/2035 •	151	151
2.333% due 05/01/2032 •	5	5
2.350% due 02/01/2032 •	1	1
2.500% due 07/01/2029 •	3	3
2.529% due 01/01/2032 •	4	4
4.500% due 06/15/2035 - 09/15/2035	604	654
4.667% due 02/01/2025 •	2	2
5.000% due 01/15/2034	1,887	2,127
5.500% due 11/01/2038 - 10/01/2039	52	59
6.500% due 10/25/2043	425	494

Ginnie Mae
1.875% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2024 ~	44	45
1.875% due 04/20/2027 - 04/20/2032 •	10	11
2.000% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2026 ~	10	11
2.000% due 03/20/2025 - 05/20/2030 •	277	281
2.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2024 ~	10	10
2.250% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	104	106

Israel Government AID Bond
0.000% due 11/01/2024 (b)	39,013	38,219

Residual Funding Corp. STRIPS(b)
0.000% due 01/15/2030	18,000	15,698

Small Business Administration
1.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	30	30
4.500% due 03/01/2023	17	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.760% due 09/01/2025	$1,329	$1,385
4.770% due 04/01/2024	262	270
4.930% due 01/01/2024	117	121
5.240% due 08/01/2023	84	87

Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	1,121	1,231
4.500% due 04/01/2028 - 11/01/2029	173	187

Total U.S. Government Agencies (Cost $74,491)		86,260

U.S. TREASURY OBLIGATIONS 118.2%

U.S. Treasury Bonds
1.375% due 11/15/2040	37,030	33,275
1.375% due 08/15/2050 (d)	365,100	308,196
1.625% due 11/15/2050 (d)	229,500	206,254
1.875% due 02/15/2041	117,900	115,367
2.750% due 11/15/2042	110,900	124,749
2.875% due 05/15/2043	140,960	161,812
3.000% due 05/15/2042 (d)	201,200	235,318
3.000% due 11/15/2044 (d)	237,300	278,688
3.125% due 02/15/2043	41,250	49,166
3.125% due 08/15/2044	45,000	53,868
3.625% due 08/15/2043	53,000	68,045
3.625% due 02/15/2044	55,000	70,815
3.750% due 11/15/2043	54,720	71,606
4.375% due 02/15/2038	78,530	107,516
4.500% due 05/15/2038	31,463	43,727
8.000% due 11/15/2021 (f)	23,352	23,579

U.S. Treasury Notes
0.250% due 07/31/2025	77,900	76,427
1.875% due 08/31/2024	8,680	9,028
2.000% due 07/31/2022	333,000	338,321
2.125% due 03/31/2024	4,700	4,901
2.125% due 07/31/2024	21,600	22,603
2.125% due 09/30/2024	27,200	28,500
2.125% due 11/30/2024 (f)	4,000	4,197
2.250% due 10/31/2024	49,610	52,213
2.250% due 11/15/2024	38,950	41,009
2.250% due 11/15/2025	47,400	50,150
2.375% due 02/29/2024	4,870	5,103
2.375% due 08/15/2024 (f)	4,300	4,532
2.500% due 01/31/2024	12,050	12,650
2.875% due 11/30/2023	5,010	5,286
2.875% due 05/15/2028	9,680	10,679

Total U.S. Treasury Obligations (Cost $2,615,370)		2,617,580

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%

Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 04/25/2033 ~	17	19
2.536% due 01/25/2034 ~	131	136
2.591% due 04/25/2033 ~	27	29
2.601% due 11/25/2034 ~	286	278
2.832% due 02/25/2033 ~	9	8
2.875% due 04/25/2033 ~	2	2

Bear Stearns ALT-A Trust
0.406% due 02/25/2034 •	885	867
2.973% due 11/25/2036 ^~	14,241	9,564
3.081% due 11/25/2036 ~	7,211	5,457

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.336% due 08/25/2035 •	162	162

Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •	109	111

Countrywide Alternative Loan Trust
0.246% due 02/25/2047 •	308	292
0.266% due 05/25/2047 •	1,927	1,856
0.267% due 02/20/2047 ^•	3,196	2,513
0.486% due 05/25/2036 •	34	32
0.506% due 05/25/2035 •	407	401
0.507% due 03/20/2046 •	2,351	2,009
0.646% due 12/25/2035 •	194	196
1.092% due 02/25/2036 •	197	189
5.500% due 03/25/2036 ^	975	615

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 05/25/2035 •	$653	$576
0.666% due 04/25/2035 •	58	57
0.746% due 02/25/2035 •	413	419
0.766% due 02/25/2035 •	215	205
2.518% due 04/25/2035 ~	245	220
2.708% due 09/20/2036 ^~	2,390	2,308

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1

Downey Savings & Loan Association Mortgage Loan Trust
0.607% due 08/19/2045 •	216	211

GreenPoint Mortgage Funding Trust
0.526% due 06/25/2045 •	307	292

GSR Mortgage Loan Trust
2.723% due 04/25/2036 ~	1,996	1,644

HarborView Mortgage Loan Trust
0.217% due 03/19/2037 •	847	797
0.527% due 05/19/2035 •	766	742

Impac CMB Trust
1.086% due 07/25/2033 •	19	18

IndyMac Mortgage Loan Trust
0.726% due 02/25/2035 •	1,000	978

JP Morgan Mortgage Trust
2.694% due 07/25/2035 ~	253	258
2.861% due 02/25/2036 ^~	390	341

MASTR Adjustable Rate Mortgages Trust
2.651% due 05/25/2034 ~	100	103

Merrill Lynch Mortgage Investors Trust
1.655% (US0006M + 1.500%) due 12/25/2032 ~	29	28

Residential Accredit Loans, Inc. Trust
0.386% due 08/25/2035 •	571	491
1.452% due 09/25/2045 •	256	252

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	239	265

Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	13	14

Sequoia Mortgage Trust
0.787% due 10/19/2026 •	189	189
0.787% due 07/20/2033 •	514	518
0.792% due 07/20/2033 •	363	352

Structured Adjustable Rate Mortgage Loan Trust
1.492% due 01/25/2035 ^•	221	209

Structured Asset Mortgage Investments Trust
0.526% due 05/25/2036 •	8,820	8,696
0.667% due 07/19/2034 •	61	63
0.787% due 03/19/2034 •	120	122

WaMu Mortgage Pass-Through Certificates Trust
0.606% due 11/25/2045 •	644	639
0.626% due 12/25/2045 •	277	285
0.822% due 01/25/2047 •	514	516
0.909% due 12/25/2046 •	1,068	1,038
1.072% due 06/25/2046 •	1,522	1,554
1.092% due 02/25/2046 •	1,087	1,104
1.292% due 11/25/2042 •	178	177
1.763% due 07/25/2046 •	3,553	3,513
1.763% due 08/25/2046 •	8,576	8,481
1.763% due 09/25/2046 •	1,264	1,294
1.763% due 10/25/2046 •	488	481
1.782% due 05/25/2046 •	363	360
1.782% due 12/25/2046 •	733	719
2.427% due 03/25/2034 ~	44	46

Washington Mutual Mortgage Pass-Through Certificates Trust
2.259% due 05/25/2033 ~	35	36

Total Non-Agency Mortgage-Backed Securities (Cost $74,291)		65,348

ASSET-BACKED SECURITIES 0.2%

Asset-Backed Securities Corp. Home Equity Loan Trust
0.166% due 05/25/2037 •	21	17
0.604% due 06/15/2031 •	268	262
0.624% due 11/15/2031 •	9	9

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	165

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
0.746% due 10/25/2032 •	$13	$13

Citigroup Global Markets Mortgage Securities, Inc.
1.436% due 01/25/2032 •	117	119

Credit Suisse First Boston Mortgage Securities Corp.
0.706% due 01/25/2032 •	46	46

Credit-Based Asset Servicing & Securitization Trust
0.156% due 01/25/2037 ^•	945	382

GE-WMC Mortgage Securities Trust
0.166% due 08/25/2036 •	45	26

GSAMP Trust
0.156% due 12/25/2036 •	452	279
0.266% due 11/25/2035 •	139	21

Home Equity Asset Trust
1.006% due 02/25/2033 •	1	1

HSI Asset Securitization Corp. Trust
0.186% due 10/25/2036 •	104	54

JP Morgan Mortgage Acquisition Trust
0.246% due 08/25/2036 •	29	17

LA Arena Funding LLC
7.656% due 12/15/2026	6	6

Lehman ABS Mortgage Loan Trust
0.176% due 06/25/2037 •	449	371

Long Beach Mortgage Loan Trust
0.646% due 10/25/2034 •	1,548	1,516

MASTR Asset-Backed Securities Trust
0.186% due 11/25/2036 •	83	36

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
0.326% due 02/25/2037 •	$283	$122

Morgan Stanley ABS Capital, Inc. Trust
0.146% due 05/25/2037 •	181	166

Morgan Stanley IXIS Real Estate Capital Trust
0.136% due 11/25/2036 •	33	15

New Century Home Equity Loan Trust
0.266% due 05/25/2036 •	345	339

Renaissance Home Equity Loan Trust
0.786% due 08/25/2032 •	2	2

Securitized Asset-Backed Receivables LLC Trust
0.146% due 12/25/2036 ^•	1,536	508
0.246% due 11/25/2036 ^•	485	185

Soundview Home Loan Trust
0.146% due 11/25/2036 •	497	204
0.166% due 06/25/2037 •	236	199

Total Asset-Backed Securities (Cost $7,871)		4,915

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (c) 0.2%
		3,542

Total Short-Term Instruments (Cost $3,542)		3,542

Total Investments in Securities (Cost $2,775,565)		2,777,645

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	938,121	$9,252

Total Short-Term Instruments (Cost $9,250)		9,252

Total Investments in Affiliates (Cost $9,250)		9,252

Total Investments 125.9% (Cost $2,784,815)		$2,786,897

Financial Derivative Instruments (e) 0.1% (Cost or Premiums, net $19,995)		1,445

Other Assets and Liabilities, net (26.0)%		(574,364)

Net Assets 100.0%		$2,213,978

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$3,542	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(3,613)	$3,542	$3,542

Total Repurchase Agreements						$(3,613)	$3,542	$3,542

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	0.070%	09/24/2021	10/08/2021	$(285,512)	$(285,516)
GRE	0.070	09/01/2021	10/01/2021	(130,986)	(130,994)
	0.070	09/14/2021	10/01/2021	(150,212)	(150,217)
	0.070	10/01/2021	11/01/2021	(198,289)	(198,289)
RCY	0.070	09/23/2021	10/07/2021	(27,636)	(27,636)

Total Reverse Repurchase Agreements					$(792,652)

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	10/01/2051	$17,000	$(18,216)	$(18,215)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2051	3,000	(3,243)	(3,249)

Total Short Sales (1.0)%				$(21,459)	$(21,464)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$0	$(285,516)	$0	$(285,516)	$282,811	$(2,705)
DEU	0	0	0	0	(24)	(24)
FICC	3,542	0	0	3,542	(3,613)	(71)
GRE	0	(479,500)	0	(479,500)	279,315	(200,185)
NOM	0	0	0	0	(79)	(79)
RCY	0	(27,636)	0	(27,636)	27,349	(287)

Total Borrowings and Other Financing Transactions	$3,542	$(792,652)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(281,211)	$(313,152)	$0	$0	$(594,363)

Total Borrowings	$(281,211)	$(313,152)	$0	$0	$(594,363)

Payable for reverse repurchase agreements(3)					$(594,363)

(d)	Securities with an aggregate market value of $589,475 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(643,421) at a weighted average interest rate of 0.045%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(198,289) is outstanding at period end.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2021	18,212	$2,396,870	$(33,323)	$2,561	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2021	1,765	$(216,640)	$1,324	$0	$(152)
U.S. Treasury 30-Year Bond December Futures	12/2021	2,973	(473,357)	11,072	0	(371)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	1,500	(286,594)	9,838	235	0

				$22,234	$235	$(523)

Total Futures Contracts				$(11,089)	$2,796	$(523)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	167

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028	$349,800	$19,857	$(44,041)	$(24,184)	$0	$(658)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	13,500	138	780	918	0	(32)
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	(7,063)	(7,063)	0	(138)

Total Swap Agreements						$19,995	$(50,324)	$(30,329)	$0	$(828)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,796	$0	$2,796	$0	$(523)	$(828)	$(1,351)

(f)

Securities with an aggregate market value of $31,881 and cash of $1,435 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,796	$2,796

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$523	$523
Swap Agreements	0	0	0	0	828	828

	$0	$0	$0	$0	$1,351	$1,351

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(21,153)	$(21,153)
Swap Agreements	0	0	0	0	(4,183)	(4,183)

	$0	$0	$0	$0	$(25,336)	$(25,336)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11,184	$11,184
Swap Agreements	0	0	0	0	(6,254)	(6,254)

	$0	$0	$0	$0	$4,930	$4,930

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
U.S. Government Agencies	$0	$86,260	$0	$86,260
U.S. Treasury Obligations	0	2,617,580	0	2,617,580
Non-Agency Mortgage-Backed Securities	0	65,348	0	65,348
Asset-Backed Securities	0	4,915	0	4,915
Short-Term Instruments
Repurchase Agreements	0	3,542	0	3,542

	$0	$2,777,645	$0	$2,777,645

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,252	$0	$0	$9,252

Total Investments	$9,252	$2,777,645	$0	$2,786,897

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,464)	$0	$(21,464)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2,796	$0	$2,796

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,351)	$0	$(1,351)

Total Financial Derivative Instruments	$0	$1,445	$0	$1,445

Totals	$9,252	$2,757,626	$0	$2,766,878

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	169

Consolidated Schedule of Investments	PIMCO International Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 71.4%

CANADA 1.6%

SOVEREIGN ISSUES 1.6%

Province of Quebec
6.250% due 06/01/2032	CAD	8,000	$8,756

Total Canada (Cost $6,743)			8,756

DENMARK 7.9%

CORPORATE BONDS & NOTES 7.9%

Jyske Realkredit A/S
1.000% due 10/01/2021	DKK	75,000	11,682

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2021		75,000	11,682

Realkredit Danmark A/S
1.000% due 04/01/2022		120,000	18,835

Total Denmark (Cost $43,028)			42,199

UNITED STATES 4.4%

ASSET-BACKED SECURITIES 1.5%

Amortizing Residential Collateral Trust
0.786% due 10/25/2031 •		$134	132

Argent Securities Trust
0.266% due 07/25/2036 •		1,312	533

Asset-Backed Funding Certificates Trust
0.786% due 06/25/2034 •		295	291

Asset-Backed Securities Corp. Home Equity Loan Trust
0.166% due 05/25/2037 •		42	34

Bear Stearns Asset-Backed Securities Trust
0.746% due 10/25/2032 •		44	44

Countrywide Asset-Backed Certificates
0.826% due 05/25/2032 •		88	88

Credit Suisse First Boston Mortgage Securities Corp.
0.706% due 01/25/2032 •		71	70

Credit-Based Asset Servicing & Securitization Trust
0.146% due 11/25/2036 •		34	20
0.156% due 01/25/2037 ^•		282	114

Home Equity Asset Trust
0.686% due 11/25/2032 •		1	1

HSI Asset Securitization Corp. Trust
0.186% due 10/25/2036 •		24	12

Long Beach Mortgage Loan Trust
0.646% due 10/25/2034 •		28	27

Merrill Lynch Mortgage Investors Trust
0.246% due 09/25/2037 •		39	22

Morgan Stanley ABS Capital, Inc. Trust
0.146% due 05/25/2037 •		50	46
0.186% due 11/25/2036 •		6,501	4,213

SLM Student Loan Trust
1.625% due 04/25/2023 •		1,961	1,978

Soundview Home Loan Trust
0.146% due 11/25/2036 •		248	102

Structured Asset Securities Corp. Mortgage Loan Trust
1.586% due 04/25/2035 •		4	4

Washington Mutual Asset-Backed Certificates Trust
0.146% due 10/25/2036 •		26	14

			7,745

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%

Bear Stearns ALT-A Trust
2.619% due 01/25/2036 ^~		551	555
2.706% due 08/25/2036 ^~		26	20

Citigroup Mortgage Loan Trust
2.754% due 08/25/2035 ~		13	13

Countrywide Alternative Loan Trust
0.246% due 02/25/2047 •		80	76
0.267% due 02/20/2047 ^•		3,652	2,871
0.346% due 12/25/2035 •		28	28
0.507% due 03/20/2046 •		297	253

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.646% due 12/25/2035 •	$194	$195
0.646% due 02/25/2037 •	92	82
0.686% due 08/25/2035 •	271	263
0.686% due 12/25/2035 •	740	653
0.786% due 09/25/2035 •	833	797

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 05/25/2035 •	103	91
0.666% due 03/25/2035 ^•	367	327
0.666% due 04/25/2035 •	2	2
0.686% due 03/25/2035 •	29	24
0.726% due 03/25/2035 •	2,015	1,812
0.746% due 02/25/2035 •	8	8
0.846% due 09/25/2034 •	6	6
2.681% due 08/25/2034 ^~	1	1

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	4	4

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.186% due 10/25/2036 ^•	2	2

Downey Savings & Loan Association Mortgage Loan Trust
0.507% due 03/19/2045 •	217	224
0.607% due 08/19/2045 •	98	96
0.747% due 09/19/2045 •	1,198	914

GreenPoint Mortgage Funding Trust
0.546% due 06/25/2045 •	946	825

HarborView Mortgage Loan Trust
0.567% due 06/19/2035 •	182	183
0.567% due 01/19/2036 ^•	26	25
0.567% due 03/19/2036 ^•	923	926
0.587% due 01/19/2036 •	1,539	1,105
0.707% due 11/19/2035 •	172	155
0.747% due 09/19/2035 •	12	10
0.767% due 06/20/2035 •	43	43

Nomura Asset Acceptance Corp. Alternative Loan Trust
2.318% due 10/25/2035 ~	14	13

Residential Accredit Loans, Inc. Trust
0.506% due 04/25/2046 •	124	48

Sequoia Mortgage Trust
0.787% due 10/19/2026 •	4	4
0.787% due 07/20/2033 •	444	448
0.870% due 10/20/2034 •	143	141

Structured Asset Mortgage Investments Trust
0.667% due 07/19/2034 •	2	2

Thornburg Mortgage Securities Trust
0.626% due 03/25/2044 •	57	56

WaMu Mortgage Pass-Through Certificates Trust
0.666% due 10/25/2045 •	13	13
0.706% due 01/25/2045 •	7	7
0.726% due 01/25/2045 •	8	8
0.726% due 07/25/2045 •	7	7
0.909% due 12/25/2046 •	80	78
1.292% due 11/25/2042 •	1	1
1.492% due 08/25/2042 •	5	5
1.513% due 02/27/2034 •	4	4
1.763% due 10/25/2046 •	23	22
1.763% due 11/25/2046 •	247	244

		13,690

U.S. GOVERNMENT AGENCIES 0.3%

Fannie Mae
0.206% due 03/25/2034 •	2	2
0.236% due 08/25/2034 •	2	2
0.434% due 09/25/2042 •	21	21
0.486% due 06/25/2029 •	1	1
1.778% due 12/01/2034 •	3	3
2.422% due 11/01/2034 •	10	11
2.633% due 12/01/2030 •	1	1
6.000% due 07/25/2044	12	14
7.000% due 09/25/2023	2	2

Freddie Mac
0.236% due 09/25/2035 •	801	798
0.366% due 09/25/2031 •	14	14
0.534% due 12/15/2031 •	1	1
1.292% due 10/25/2044 •	41	42
1.299% due 02/25/2045 •	19	19
1.492% due 07/25/2044 •	12	12

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.996% due 10/01/2036 •		$12	$12
6.500% due 07/15/2028		109	123

Ginnie Mae
1.875% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2026 ~		20	21
2.000% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~		13	13
2.000% due 04/20/2030 - 06/20/2030 •		194	202
2.125% (H15T1Y + 1.500%) due 11/20/2022 - 10/20/2024 ~		15	16
2.125% due 11/20/2024 •		21	21
2.250% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2025 ~		33	34
6.000% due 08/20/2034		249	279

Small Business Administration
4.625% due 02/01/2025		6	6
5.090% due 10/01/2025		3	3

			1,673

Total United States (Cost $28,357)			23,108

SHORT-TERM INSTRUMENTS 57.5%

REPURCHASE AGREEMENTS (c) 0.5%
			2,777

JAPAN TREASURY BILLS 16.3%
(0.120)% due 11/29/2021 - 12/06/2021 (a)(b)	JPY	9,670,000	86,903

U.S. TREASURY BILLS 33.1%
0.049% due 10/05/2021 - 03/31/2022 (a)(b)(e)(g)		$177,000	176,974

U.S. TREASURY CASH MANAGEMENT BILLS 7.6%
0.041% due 01/04/2022 - 01/25/2022 (a)(b)(e)		40,500	40,497

Total Short-Term Instruments (Cost $308,354)			307,151

Total Investments in Securities (Cost $386,482)			381,214

		SHARES
INVESTMENTS IN AFFILIATES 24.8%

SHORT-TERM INSTRUMENTS 24.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.8%

PIMCO Short-Term Floating NAV Portfolio III		13,452,064	132,664

Total Short-Term Instruments (Cost $132,520)			132,664

Total Investments in Affiliates (Cost $132,520)			132,664

Total Investments 96.2% (Cost $519,002)			$513,878

Financial Derivative Instruments (d)(f) 0.8% (Cost or Premiums, net $3,617)			4,085

Other Assets and Liabilities, net 3.0%			16,411

Net Assets 100.0%			$534,374

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$2,207	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(2,251)	$2,207	$2,207
SSB	0.000	09/30/2021	10/01/2021	570	U.S. Treasury Notes 1.875% due 06/30/2026	(581)	570	570

Total Repurchase Agreements						$(2,832)	$2,777	$2,777

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$2,207	$0	$0	$2,207	$(2,251)	$(44)
SSB	570	0	0	570	(581)	(11)

Total Borrowings and Other Financing Transactions	$2,777	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	12/2021	600	$174,691	$(9)	$9	$0
Canada Government 10-Year Bond December Futures	12/2021	136	15,371	(415)	0	(32)
Euro-Schatz December Futures	12/2021	337	43,801	(27)	2	(2)

				$(451)	$11	$(34)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Buxl 30-Year Bond December Futures	12/2021	228	$(53,703)	$1,474	$343	$(153)

Total Futures Contracts				$1,023	$354	$(187)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	171

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	147,100	$1,844	$11,803	$13,647	$2,651	$0
Pay(1)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	41,400	(94)	(42)	(136)	5	0
Pay(1)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027		72,600	(82)	(494)	(576)	7	0
Pay(1)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		66,300	1,306	(1,127)	179	0	(7)
Receive(1)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		12,900	(536)	542	6	44	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	7,500,000	(224)	(608)	(832)	0	(11)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		1,950,000	152	(1,486)	(1,334)	0	(44)
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051		3,820,000	245	(322)	(77)	0	(210)
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		1,330,000	598	10	608	0	(71)
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051		1,760,000	(226)	47	(179)	0	(98)

Total Swap Agreements							$2,983	$8,323	$11,306	$2,707	$(441)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$354	$2,707	$3,061	$0	$(187)	$(441)	$(628)

(e)

Securities with an aggregate market value of $26,126 and cash of $3,042 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	AUD	14,234		$10,322	$31	$0
	10/2021	GBP	16,947		22,915	80	0
	10/2021		$267	EUR	227	0	(4)
	10/2021		611	NOK	5,315	0	(3)
	11/2021	NOK	5,315		$611	3	0
	11/2021		$10,323	AUD	14,234	0	(31)
	11/2021		22,916	GBP	16,947	0	(81)

BPS	10/2021	AUD	983		$721	11	0
	10/2021	CAD	264		208	0	0
	10/2021	DKK	3,030		485	14	0
	10/2021	MXN	4,650		229	4	0
	10/2021	NOK	5,315		601	0	(7)
	10/2021		$38,349	AUD	52,759	0	(207)
	10/2021		4,103	GBP	2,995	0	(67)
	10/2021		230	MXN	4,650	0	(5)
	11/2021		13,278	AUD	18,435	51	0
	01/2022	MXN	4,650		$227	5	0

CBK	10/2021	EUR	1,991		2,355	49	0
	10/2021		$13,350	AUD	18,435	0	(22)
	10/2021		286	EUR	241	0	(7)
	10/2021		6,606	GBP	4,832	0	(95)
	11/2021	JPY	5,380,000		$48,937	578	0
	11/2021		$4,988	GBP	3,709	10	0

HUS	10/2021		41,178	AUD	56,722	0	(171)
	10/2021		3,152	EUR	2,690	0	(36)
	10/2021		31,774	GBP	23,352	0	(310)
	12/2021	JPY	4,290,000		$39,081	518	0

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2022	DKK	5,805		$907	$0	$(1)

IND	04/2022		120,000		19,363	602	0

SCX	10/2021	GBP	14,490		19,857	333	0
	10/2021	JPY	373,200		3,398	45	0
	10/2021		$2,106	GBP	1,537	0	(35)
	11/2021	JPY	303,000		$2,717	0	(7)
	12/2021		$245	SGD	324	0	(6)

SOG	10/2021	DKK	4,275		$688	22	0

SSB	10/2021		150,000		24,089	725	0

TOR	10/2021	AUD	51,352		37,212	87	0
	10/2021	CAD	12,805		10,133	23	0
	10/2021		$10,317	CAD	13,069	2	0
	10/2021		642	JPY	70,200	0	(12)
	11/2021	CAD	13,069		$10,316	0	(2)
	11/2021		$37,217	AUD	51,352	0	(87)

UAG	10/2021	AUD	42,913		$31,069	46	0
	10/2021		$967	GBP	700	0	(24)
	11/2021		43,796	AUD	60,605	69	(46)
	11/2021		1,677	SEK	14,550	0	(15)

Total Forward Foreign Currency Contracts						$3,308	$(1,281)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900%	03/10/2022	24,600	$2,781	$2,053
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	29,300	3,643	2,469

Total Purchased Options							$6,424	$4,522

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800%	03/10/2022	60,900	$(2,517)	$(2,210)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	73,300	(3,273)	(2,687)

Total Written Options							$(5,790)	$(4,897)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$114	$0	$0	$114	$(119)	$0	$0	$(119)	$(5)	$0	$(5)
BPS	85	0	0	85	(286)	0	0	(286)	(201)	463	262
CBK	637	0	0	637	(124)	0	0	(124)	513	(640)	(127)
DUB	0	0	0	0	0	0	0	0	0	(70)	(70)
GLM	0	4,522	0	4,522	0	(4,897)	0	(4,897)	(375)	643	268
HUS	518	0	0	518	(518)	0	0	(518)	0	251	251
IND	602	0	0	602	0	0	0	0	602	(550)	52
SCX	378	0	0	378	(48)	0	0	(48)	330	(260)	70
SOG	22	0	0	22	0	0	0	0	22	0	22
SSB	725	0	0	725	0	0	0	0	725	(690)	35
TOR	112	0	0	112	(101)	0	0	(101)	11	0	11
UAG	115	0	0	115	(85)	0	0	(85)	30	0	30

Total Over the Counter	$3,308	$4,522	$0	$7,830	$(1,281)	$(4,897)	$0	$(6,178)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	173

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

(g)

Securities with an aggregate market value of $1,987 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal and Other Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$354	$354
Swap Agreements	0	0	0	0	2,707	2,707

	$0	$0	$0	$0	$3,061	$3,061

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,308	$0	$3,308
Purchased Options	0	0	0	0	4,522	4,522

	$0	$0	$0	$3,308	$4,522	$7,830

	$0	$0	$0	$3,308	$7,583	$10,891

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$187	$187
Swap Agreements	0	0	0	0	441	441

	$0	$0	$0	$0	$628	$628

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,281	$0	$1,281
Written Options	0	0	0	0	4,897	4,897

	$0	$0	$0	$1,281	$4,897	$6,178

	$0	$0	$0	$1,281	$5,525	$6,806

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,902)	$(1,902)
Swap Agreements	0	0	0	0	16,542	16,542

	$0	$0	$0	$0	$14,640	$14,640

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,762	$0	$3,762

	$0	$0	$0	$3,762	$14,640	$18,402

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,984	$1,984
Swap Agreements	0	0	0	0	(15,668)	(15,668)

	$0	$0	$0	$0	$(13,684)	$(13,684)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,513)	$0	$(3,513)
Purchased Options	0	0	0	0	(1,416)	(1,416)
Written Options	0	0	0	0	643	643

	$0	$0	$0	$(3,513)	$(773)	$(4,286)

	$0	$0	$0	$(3,513)	$(14,457)	$(17,970)

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$8,756	$0	$8,756
Denmark
Corporate Bonds & Notes	0	42,199	0	42,199
United States
Asset-Backed Securities	0	7,745	0	7,745
Non-Agency Mortgage-Backed Securities	0	13,690	0	13,690
U.S. Government Agencies	0	1,673	0	1,673
Short-Term Instruments
Repurchase Agreements	0	2,777	0	2,777
Japan Treasury Bills	0	86,903	0	86,903
U.S. Treasury Bills	0	176,974	0	176,974
U.S. Treasury Cash Management Bills	0	40,497	0	40,497

	$0	$381,214	$0	$381,214

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$132,664	$0	$0	$132,664

Total Investments	$132,664	$381,214	$0	$513,878

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$354	$2,707	$0	$3,061
Over the counter	0	7,830	0	7,830

	$354	$10,537	$0	$10,891

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(187)	(441)	0	(628)
Over the counter	0	(6,178)	0	(6,178)

	$(187)	$(6,619)	$0	$(6,806)

Total Financial Derivative Instruments	$167	$3,918	$0	$4,085

Totals	$132,831	$385,132	$0	$517,963

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	175

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.4%

CORPORATE BONDS & NOTES 33.6%

BANKING & FINANCE 19.2%

AerCap Ireland Capital DAC
4.450% due 12/16/2021		$4,900	$4,923
4.625% due 07/01/2022		9,600	9,887

Air Lease Corp.
2.250% due 01/15/2023		2,700	2,760
2.750% due 01/15/2023		2,500	2,567
3.500% due 01/15/2022		10,896	10,991

Ally Financial, Inc.
4.125% due 02/13/2022		16,487	16,708

American Express Co.
2.750% due 05/20/2022		19,600	19,874

Asian Development Bank
0.126% (US0003M + 0.010%) due 12/15/2021 ~		25,840	25,842

Athene Global Funding
1.360% (US0003M + 1.230%) due 07/01/2022 ~		59,421	59,899

Aviation Capital Group LLC
2.875% due 01/20/2022		500	503

Bank of America Corp.
0.740% (SOFRRATE + 0.690%) due 04/22/2025 ~		7,300	7,374
0.891% (US0003M + 0.770%) due 02/05/2026 ~		2,632	2,670
0.906% (US0003M + 0.790%) due 03/05/2024 ~		27,600	27,848
2.604% due 03/15/2023 •(d)	CAD	1,500	1,196
3.228% due 06/22/2022 (d)		10,000	8,050
3.301% due 04/24/2024 •(d)		13,200	10,803
4.100% due 07/24/2023		$3,100	3,306

Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		16,886	17,181
1.811% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	7,500	5,542
4.610% due 02/15/2023 •		$9,688	9,837

BOC Aviation Ltd.
2.750% due 09/18/2022		9,200	9,346

BPCE S.A.
1.652% due 10/06/2026 •		1,300	1,302

Citigroup, Inc.
0.981% due 05/01/2025 •(d)		3,300	3,311
1.143% (US0003M + 1.023%) due 06/01/2024 ~		59,913	60,728
1.224% (US0003M + 1.100%) due 05/17/2024 ~		2,200	2,234
1.550% (US0003M + 1.430%) due 09/01/2023 ~		300	304
3.390% due 11/18/2021	CAD	38,571	30,564

CK Hutchison International Ltd.
3.250% due 04/11/2024		$3,800	4,027

Cooperatieve Rabobank UA
0.599% (US0003M + 0.480%) due 01/10/2023 ~		5,900	5,933

Credit Suisse Group AG
1.354% (US0003M + 1.240%) due 06/12/2024 ~		19,000	19,297

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		8,750	9,038

Danske Bank A/S
1.174% (US0003M + 1.060%) due 09/12/2023 ~		4,000	4,048
1.621% due 09/11/2026 •		7,500	7,504
2.700% due 03/02/2022		3,615	3,651

DBS Bank Ltd.
0.642% (BBSW3M + 0.630%) due 09/13/2022 ~	AUD	10,000	7,266

Deutsche Bank AG
1.421% (BBSW3M + 1.400%) due 01/30/2023 ~		600	438
4.250% due 10/14/2021		$6,356	6,363
5.000% due 02/14/2022		1,300	1,321

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DNB Bank ASA
0.740% (US0003M + 0.620%) due 12/02/2022 ~		$1,700	$1,710

Ford Motor Credit Co. LLC
3.813% due 10/12/2021		2,000	2,004

General Motors Financial Co., Inc.
1.222% (US0003M + 1.100%) due 11/06/2021 ~		43,700	43,738
1.683% (US0003M + 1.550%) due 01/14/2022 ~		881	884
3.150% due 06/30/2022		3,641	3,707

General Motors Financial of Canada Ltd.
2.600% due 06/01/2022 (d)	CAD	23,000	18,390

Goldman Sachs Group, Inc.
0.480% due 03/08/2023 •		$16,500	16,515
1.125% (US0003M + 1.000%) due 07/24/2023 ~		17,000	17,119
2.433% due 04/26/2023 •(d)	CAD	37,000	29,538
2.876% due 10/31/2022 •		$710	711
2.905% due 07/24/2023 •		21,100	21,509

Hana Bank
0.831% (US0003M + 0.700%) due 10/02/2022 ~		16,400	16,463
0.846% (US0003M + 0.700%) due 10/02/2022 ~		3,200	3,212
0.925% (US0003M + 0.800%) due 07/26/2023 ~		5,000	5,040
2.125% due 10/18/2021		12,220	12,228

Harley-Davidson Financial Services, Inc.
4.050% due 02/04/2022		3,730	3,775

HSBC Holdings PLC
1.116% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	19,050	13,891
1.125% (US0003M + 1.000%) due 05/18/2024 ~		$46,725	47,299
1.344% (US0003M + 1.230%) due 03/11/2025 ~		16,700	17,039
1.494% (US0003M + 1.380%) due 09/12/2026 ~		5,000	5,165

Hyundai Capital Services, Inc.
3.000% due 03/06/2022		1,500	1,515
3.000% due 08/29/2022		545	557
3.750% due 03/05/2023		6,400	6,665

ING Groep NV
1.130% (US0003M + 1.000%) due 10/02/2023 ~		9,975	10,130

International Lease Finance Corp.
5.875% due 08/15/2022		1,815	1,899
8.625% due 01/15/2022		1,100	1,125

JPMorgan Chase & Co.
0.630% (SOFRRATE + 0.580%) due 06/23/2025 ~		10,000	10,053
1.028% (US0003M + 0.890%) due 07/23/2024 ~		1,700	1,723
1.355% (US0003M + 1.230%) due 10/24/2023 ~		70,000	70,911

Kookmin Bank
0.918% (US0003M + 0.780%) due 04/03/2023 ~		3,000	3,023

Lloyds Bank PLC
0.914% (BBSW3M + 0.900%) due 08/12/2022 ~	AUD	1,500	1,091
2.250% due 08/14/2022		$1,900	1,934

Lloyds Banking Group PLC
2.858% due 03/17/2023 •		22,000	22,246
2.907% due 11/07/2023 •		19,700	20,216
3.000% due 01/11/2022		1,300	1,310
3.900% due 11/23/2023	AUD	500	386

Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		$38,100	38,837

Mitsubishi UFJ Financial Group, Inc.
0.860% (US0003M + 0.740%) due 03/02/2023 ~		56,900	57,412
0.953% due 07/19/2025 •		14,300	14,320
0.985% (US0003M + 0.860%) due 07/26/2023 ~		12,600	12,768

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitsui Fudosan Co. Ltd.
2.950% due 01/23/2023		$1,000	$1,028

Mizuho Financial Group, Inc.
0.725% (US0003M + 0.610%) due 09/08/2024 ~		11,800	11,870
0.759% (US0003M + 0.630%) due 05/25/2024 ~		75,599	76,110
1.109% (US0003M + 0.990%) due 07/10/2024 ~		39,300	39,827

Morgan Stanley
0.731% due 04/05/2024 •		7,900	7,928
0.750% (SOFRRATE + 0.700%) due 01/20/2023 ~		15,700	15,739
1.345% (US0003M + 1.220%) due 05/08/2024 ~		9,600	9,760
1.525% (US0003M + 1.400%) due 10/24/2023 ~		39,200	39,731

Nationwide Building Society
3.622% due 04/26/2023 •		500	509

Natwest Group PLC
1.595% (US0003M + 1.470%) due 05/15/2023 ~		80,803	81,473
1.682% (US0003M + 1.550%) due 06/25/2024 ~		180	184

Nissan Motor Acceptance Co. LLC
0.822% due 09/28/2022 •		67,025	67,178
2.600% due 09/28/2022		1,523	1,552
3.875% due 09/21/2023		4,000	4,222

Nomura Holdings, Inc.
1.851% due 07/16/2025		22,700	23,047
2.648% due 01/16/2025		9,000	9,378

NRW Bank
0.246% (US0003M + 0.120%) due 02/01/2022 ~		50,800	50,823

NTT Finance Corp.
0.583% due 03/01/2024		6,700	6,693

ORIX Corp.
2.900% due 07/18/2022		40,424	41,254

Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		43,426	44,992

Protective Life Global Funding
0.781% due 07/05/2024		8,000	8,007
1.082% due 06/09/2023		14,700	14,867
2.615% due 08/22/2022		13,900	14,195

QNB Finance Ltd.
1.375% due 01/26/2026		8,500	8,426

Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		7,000	7,014
3.373% due 01/05/2024 •		4,000	4,133

Santander UK PLC
1.625% due 02/12/2023		12,000	12,238

Sumitomo Mitsui Financial Group, Inc.
0.874% (US0003M + 0.740%) due 10/18/2022 ~		3,900	3,927
0.899% (US0003M + 0.780%) due 07/12/2022 ~		22,400	22,530
1.089% (US0003M + 0.970%) due 01/11/2022 ~		4,354	4,365
1.274% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	3,000	2,220
1.289% (BBSW3M + 1.270%) due 03/29/2022 ~		2,000	1,454

Sumitomo Mitsui Trust Bank Ltd.
0.850% due 03/25/2024		$32,000	32,085

Synchrony Financial
2.850% due 07/25/2022		3,400	3,462

Toronto-Dominion Bank
2.500% due 01/18/2023		1,101	1,108
3.226% due 07/24/2024	CAD	200	167

Toyota Motor Credit Corp.
0.524% due 05/17/2022 •		$7,500	7,521

UBS AG
0.500% (SOFRRATE + 0.450%) due 08/09/2024 ~		19,000	19,149
0.513% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	2,000	1,446

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.700% due 08/09/2024		$1,000	$999
0.891% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	15,200	11,166

UBS Group AG
1.075% due 08/15/2023 •		$500	504
1.075% (US0003M + 0.950%) due 08/15/2023 ~		21,200	21,362
3.491% due 05/23/2023		1,200	1,223

United Overseas Bank Ltd.
0.555% (BBSW3M + 0.530%) due 07/25/2022 ~	AUD	10,300	7,473

Wells Fargo & Co.
2.094% due 04/25/2022 (d)	CAD	41,119	32,756
2.164% due 02/11/2026 •		$12,800	13,208
2.509% due 10/27/2023 (d)	CAD	29,400	23,869

			1,796,666

INDUSTRIALS 11.0%

7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~		$12,000	12,003

AbbVie, Inc.
3.450% due 03/15/2022		8,965	9,046

BAT Capital Corp.
1.005% (US0003M + 0.880%) due 08/15/2022 ~		37,088	37,300
3.222% due 08/15/2024		3,003	3,185

Bayer U.S. Finance LLC
1.126% (US0003M + 1.010%) due 12/15/2023 ~		40,400	40,952

BMW Finance NV
0.913% (US0003M + 0.790%) due 08/12/2022 ~		30,000	30,210

BMW U.S. Capital LLC
0.663% (US0003M + 0.530%) due 04/14/2022 ~		12,800	12,833
0.778% (US0003M + 0.640%) due 04/06/2022 ~		12,705	12,738
2.250% due 09/15/2023		14,500	14,973

Boeing Co.
1.433% due 02/04/2024		16,200	16,225
4.508% due 05/01/2023		72,262	76,360

Boston Scientific Corp.
3.375% due 05/15/2022		275	280

BP Capital Markets America, Inc.
0.772% (US0003M + 0.650%) due 09/19/2022 ~		12,503	12,571

Bristol-Myers Squibb Co.
0.505% (US0003M + 0.380%) due 05/16/2022 ~		84,000	84,240

Central Japan Railway Co.
2.200% due 10/02/2024		5,167	5,357

Central Nippon Expressway Co. Ltd.
0.929% due 03/03/2022 •		10,500	10,529
0.942% due 03/18/2022	JPY	280,000	2,526
2.567% due 11/02/2021		$10,800	10,818
2.849% due 03/03/2022		26,500	26,768

Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~		69,734	71,732
4.464% due 07/23/2022		14,213	14,576
4.908% due 07/23/2025		1,400	1,575

D.R. Horton, Inc.
1.300% due 10/15/2026		6,000	5,936

Daimler Canada Finance, Inc.
3.050% due 05/16/2022	CAD	11,400	9,142

Daimler Finance North America LLC
0.750% due 03/01/2024		$7,300	7,315
0.964% (US0003M + 0.840%) due 05/04/2023 ~		62,400	63,045

Delta Air Lines, Inc.
7.375% due 01/15/2026		16,600	19,565

Enbridge, Inc.
0.625% (US0003M + 0.500%) due 02/18/2022 ~		28,000	28,054

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~		$2,000	$2,001

Gilead Sciences, Inc.
1.200% due 10/01/2027		2,000	1,959

Humana, Inc.
1.350% due 02/03/2027		4,000	3,948

Hyundai Capital America
0.800% due 04/03/2023		45,000	45,032
1.150% due 11/10/2022		1,917	1,928
1.250% due 09/18/2023		108	109
2.375% due 02/10/2023		17,009	17,388
3.000% due 06/20/2022		325	331
3.100% due 04/05/2022		1,367	1,385
3.250% due 09/20/2022		273	280
3.950% due 02/01/2022		5,942	6,009
5.750% due 04/06/2023		390	418

Imperial Brands Finance PLC
3.500% due 07/26/2026		9,100	9,743

John Deere Financial, Inc.
2.990% due 01/14/2022 (d)	CAD	8,600	6,840

Kansai International Airport Land Co. Ltd.
1.112% due 12/20/2021	JPY	1,630,000	14,680

Kia Corp.
3.000% due 04/25/2023		$1,050	1,088

Kinder Morgan, Inc.
1.406% (US0003M + 1.280%) due 01/15/2023 ~		17,502	17,753

Kraft Heinz Foods Co.
0.948% (US0003M + 0.820%) due 08/10/2022 ~		45,266	45,274

Lundin Energy Finance BV
2.000% due 07/15/2026		5,000	5,033

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		8,000	8,324

Penske Truck Leasing Canada, Inc.
2.850% due 12/07/2022 (d)	CAD	14,300	11,519

Penske Truck Leasing Co. LP
3.450% due 07/01/2024		$16,700	17,796

PepsiCo, Inc.
2.150% due 05/06/2024 (d)	CAD	1,900	1,539

Qatar Petroleum
1.375% due 09/12/2026		$3,900	3,876

Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		17,300	17,539

Rogers Communications, Inc.
4.000% due 06/06/2022	CAD	3,748	3,023

SABIC Capital BV
4.000% due 10/10/2023		$5,191	5,524

Sabine Pass Liquefaction LLC
6.250% due 03/15/2022		17,680	17,884

Siemens Financieringsmaatschappij NV
0.650% due 03/11/2024		9,700	9,726

SK Broadband Co. Ltd.
3.875% due 08/13/2023		3,500	3,707

SK Telecom Co. Ltd.
3.750% due 04/16/2023		425	445

TWDC Enterprises 18 Corp.
2.758% due 10/07/2024 (d)	CAD	6,500	5,355

VMware, Inc.
2.950% due 08/21/2022		$4,700	4,798

Volkswagen Group of America Finance LLC
1.063% (US0003M + 0.940%) due 11/12/2021 ~		46,927	46,976

VW Credit Canada, Inc.
2.650% due 06/27/2022 (d)	CAD	8,926	7,153
3.700% due 11/14/2022 (d)		36,468	29,720

West Nippon Expressway Co. Ltd.
0.090% due 06/20/2022	JPY	560,000	5,034

Woodside Finance Ltd.
3.700% due 09/15/2026		$5,000	5,404

			1,026,395

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.4%

AT&T, Inc.
0.690% (SOFRRATE + 0.640%) due 03/25/2024 ~		$10,500	$10,520
1.015% (US0003M + 0.890%) due 02/15/2023 ~		16,500	16,652
4.000% due 11/25/2025 (d)	CAD	10,000	8,571

Atmos Energy Corp.
0.496% (US0003M + 0.380%) due 03/09/2023 ~		$27,900	27,904
0.625% due 03/09/2023		14,700	14,701

BG Energy Capital PLC
4.000% due 10/15/2021		725	726

British Transco International Finance BV
0.000% due 11/04/2021 (b)		4,300	4,301

FirstEnergy Corp.
3.350% due 07/15/2022		5,700	5,775

Hanwha Energy USA Holdings Corp.
2.375% due 07/30/2022		10,000	10,140

Mississippi Power Co.
0.350% (SOFRRATE + 0.300%) due 06/28/2024 ~		14,400	14,418

NextEra Energy Capital Holdings, Inc.
0.849% (US0003M + 0.720%) due 02/25/2022 ~		11,509	11,537

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~		850	850
1.750% due 06/16/2022		75,470	75,357
3.400% due 08/15/2024 ^		1,200	1,246
3.750% due 02/15/2024 ^		5,300	5,531
3.850% due 11/15/2023 ^		5,300	5,523
4.250% due 08/01/2023		800	837

PPL Electric Utilities Corp.
0.380% (SOFRRATE + 0.330%) due 06/24/2024 ~		3,300	3,303

Southern California Edison Co.
0.389% (US0003M + 0.270%) due 12/03/2021 ~		36,100	36,105
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~		48,000	48,127

Verizon Communications, Inc.
1.225% (US0003M + 1.100%) due 05/15/2025 ~		16,100	16,554

Vodafone Group PLC
1.062% (BBSW3M + 1.050%) due 12/13/2022 ~	AUD	700	509

			319,187

Total Corporate Bonds & Notes (Cost $3,123,263)			3,142,248

MUNICIPAL BONDS & NOTES 0.0%

PENNSYLVANIA 0.0%

Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
0.255% (US0003M + 0.130%) due 10/25/2036 ~		$1,020	1,010

Total Municipal Bonds & Notes (Cost $1,005)			1,010

U.S. GOVERNMENT AGENCIES 19.5%

Fannie Mae
0.386% due 01/25/2048 •		2,370	2,377
0.396% due 03/25/2048 - 06/25/2048 •		17,424	17,440
0.416% due 01/25/2045 •		5,154	5,080
0.434% due 12/25/2048 •		14,384	14,265
0.446% due 10/25/2044 - 05/25/2058 •		111,531	111,720
0.486% due 09/25/2043 - 07/25/2050 •		17,836	17,993
0.496% due 07/25/2044 - 09/25/2049 •		23,782	23,777

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	177

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.516% due 11/25/2046 •	$2,829	$2,830
0.536% due 12/25/2046 - 08/25/2049 •	45,137	45,589
0.546% due 07/25/2046 •	26,784	26,819
0.586% due 12/25/2049 - 08/25/2059 •	43,837	44,204
0.875% due 12/18/2026	104,200	103,087
1.250% due 05/25/2043	9,690	9,753

Federal Home Loan Bank
0.900% due 02/26/2027 (h)	95,500	94,302
0.960% due 03/05/2026	33,500	33,468
1.010% due 07/28/2026	5,225	5,218
1.020% due 02/24/2027	100,000	99,353
1.100% due 08/20/2026	27,800	27,633
1.110% due 07/27/2026	5,000	5,001

Freddie Mac
0.416% due 05/15/2038 •	4,147	4,174
0.426% due 05/15/2041 •	4,043	4,049
0.436% due 06/15/2040 •	3,762	3,763
0.446% due 12/15/2036 - 09/15/2044 •	346,488	347,555
0.484% due 06/15/2035 - 12/15/2046 •	19,847	20,030
0.486% due 07/25/2050 •	7,224	7,296
0.496% due 01/15/2037 - 01/15/2040 •	95,785	96,844
0.514% due 06/15/2036 •	1,122	1,135
0.534% due 11/15/2044 - 08/15/2049 •	9,022	9,068
0.536% due 11/15/2042 •	1,891	1,912
0.546% due 12/15/2037 - 05/15/2038 •	4,839	4,824
0.590% due 10/08/2025	61,000	60,459
0.600% due 10/15/2025 (h)(j)	51,500	51,054
0.600% due 10/20/2025	75,000	74,348
0.634% due 06/15/2041 •	4,535	4,615
0.650% due 10/22/2025	29,700	29,495
0.800% due 10/27/2026	71,200	70,312
1.000% due 02/25/2042 - 09/15/2044	74,919	74,711
1.500% due 12/15/2042	4,728	4,744
2.500% due 10/25/2048	3,362	3,469

Ginnie Mae
0.290% due 06/20/2066 •	45	45
0.387% due 03/20/2037 •	1,346	1,350
0.397% due 04/20/2037 •	1,362	1,367
0.450% due 06/20/2051 - 07/20/2051 •	150,278	149,946
0.486% due 02/20/2043 •	28,102	28,308
0.537% due 04/20/2049 •	8,334	8,389
0.560% due 06/20/2067 •	428	430
0.590% due 04/20/2061 •	1,018	1,022
0.720% due 03/20/2065 •	7,291	7,348
0.787% due 04/20/2070 •	17,846	18,215
0.797% due 07/20/2049 •	2,165	2,193
0.840% due 08/20/2067 •	1,965	1,991
0.890% due 05/20/2066 •	4,586	4,650
0.911% due 08/20/2062 ~	3,156	3,158
1.029% due 04/20/2067 •	4,271	4,323
1.031% due 06/20/2067 •	4,493	4,545
1.032% due 09/20/2067 •	12,728	12,920
1.047% due 07/20/2067 •	6,811	6,913
1.080% due 11/20/2067 •	1,174	1,190
2.500% due 01/20/2049 - 10/20/2049	6,126	6,407

Total U.S. Government Agencies (Cost $1,830,308)		1,828,476

U.S. TREASURY OBLIGATIONS 23.5%

U.S. Treasury Notes
0.125% due 03/31/2023 (j)	438,500	438,158
0.375% due 09/15/2024 (f)	1,717,100	1,709,856
0.750% due 01/31/2028	49,200	47,787

Total U.S. Treasury Obligations (Cost $2,195,820)		2,195,801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%

280 Park Avenue Mortgage Trust
0.964% due 09/15/2034 •		$15,000	$15,020

AREIT Trust
2.784% due 04/15/2037 •		11,601	11,675

Ashford Hospitality Trust
0.984% due 04/15/2035 •		6,063	6,063

Atrium Hotel Portfolio Trust
1.034% due 06/15/2035 •		5,000	5,010

Avon Finance PLC
0.950% due 09/20/2048 •	GBP	35,242	47,671

Bancorp Commercial Mortgage Trust
1.214% due 09/15/2036 •		$2,544	2,546

Beneria Cowen & Pritzer Collateral Funding Corp.
0.883% due 06/15/2038 •		5,000	4,973

Brass PLC
0.825% due 11/16/2066 •		5,027	5,050

Bruegel DAC
0.800% due 05/22/2031 •	EUR	10,400	12,081

BSREP Commercial Mortgage Trust
1.034% due 08/15/2038 •		$4,400	4,416

BXMT Ltd.
1.564% due 03/15/2037 •		25,000	25,120

Canada Square Funding PLC
1.250% due 12/17/2056 •	GBP	30,454	41,684

Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045		$17,501	17,699

Classic RMBS Trust
1.433% due 11/15/2051	CAD	19,091	15,061

Commercial Mortgage Trust
3.373% due 10/10/2048		$1,631	1,709
3.391% due 05/15/2045		1,308	1,318

Credit Suisse Commercial Mortgage Trust
1.051% due 06/15/2034 •		18,900	18,861

CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050		3,339	3,468

DBCG Mortgage Trust
0.784% due 06/15/2034 •		9,000	9,009

DROP Mortgage Trust
1.230% due 04/15/2026 •		34,200	34,361

Eurosail PLC
0.000% due 03/13/2045 •	EUR	2,459	2,839

Extended Stay America Trust
1.164% due 07/15/2038 •		$57,202	57,458

Fannie Mae
3.500% due 06/25/2048		8,889	9,296

Finsbury Square
0.700% due 12/16/2067 •	GBP	6,643	8,996

Gosforth Funding PLC
0.579% due 08/25/2060 •		$7,296	7,307

GS Mortgage Securities Corp. Trust
3.419% due 10/10/2032		24,000	24,526

Harben Finance PLC
0.868% due 08/20/2056 •	GBP	2,793	3,768

Hawksmoor Mortgage Funding PLC
1.100% due 05/25/2053 •		10,387	14,059

Hawksmoor Mortgages
1.100% due 05/25/2053 •		49,802	67,408

JP Morgan Chase Commercial Mortgage Securities Trust
0.884% due 04/15/2038 •		$8,126	8,164
1.084% due 06/15/2032 •		2,482	2,484
3.093% due 07/05/2032		5,383	5,462

Lehman XS Trust
0.626% due 12/25/2035 •		459	456

MFA Trust
1.131% due 07/25/2060 ~		32,425	32,313
1.381% due 04/25/2065 ~		14,613	14,668

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~		5,002	5,156

PFP Ltd.
1.135% due 04/14/2037 •		7,576	7,578

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Mortgage Securities PLC
1.300% due 06/20/2070 •	GBP	1,768	$2,406

Ripon Mortgages PLC
0.868% due 08/20/2056 •		4,027	5,435

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		$3,031	3,048

Stratton Mortgage Funding PLC
0.950% due 07/20/2060 •	GBP	9,130	12,373

Taurus UK DAC
0.899% due 05/17/2031 •		15,900	21,485

Towd Point Mortgage Funding PLC
0.950% due 05/20/2045 •		20,884	28,252
1.097% due 10/20/2051 •		5,738	7,796

Trinity Square PLC
0.899% due 07/15/2059 •		31,049	42,074

Twin Bridges PLC
1.017% due 12/12/2052 •		1,018	1,377

UBS Commercial Mortgage Trust
3.400% due 05/10/2045		$16,750	16,785

VASA Trust
0.984% due 07/15/2039 •		14,500	14,525

Verus Securitization Trust
1.262% due 10/25/2063 ~		750	750

VMC Finance LLC
1.187% due 06/16/2036 •		9,382	9,401

Wells Fargo Commercial Mortgage Trust
0.933% due 12/13/2031 •		5,000	4,962

Wells Fargo-RBS Commercial Mortgage Trust
0.644% due 08/15/2047 •		9,381	9,344

Total Non-Agency Mortgage-Backed Securities (Cost $729,923)			734,746

ASSET-BACKED SECURITIES 15.0%

A10 Bridge Asset Financing LLC
2.021% due 08/15/2040		17,746	17,845

American Money Management Corp. CLO Ltd.
1.078% due 11/10/2030 •		10,000	9,999
1.113% due 04/14/2029 •		555	556

Apidos CLO
1.064% due 07/17/2030 •		15,000	15,001

Ares European CLO
0.660% due 10/15/2030 •	EUR	21,300	24,706

Ares European CLO DAC
0.780% due 10/15/2031 •		16,300	18,909

ARES L CLO Ltd.
1.176% due 01/15/2032 •		$2,300	2,299

Assurant CLO Ltd.
1.174% due 10/20/2031 •		30,300	30,301

Atrium Corp.
0.968% due 04/22/2027 •		8,735	8,740

Babson Euro CLO DAC
0.271% due 10/25/2029 •	EUR	1,806	2,092
0.680% due 07/27/2030 •		5,632	6,533

Benefit Street Partners CLO Ltd.
1.164% due 01/17/2032 •		$4,950	4,952

Birch Grove CLO Ltd.
1.246% due 06/15/2031 •		10,000	10,012

Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	3,239	3,753

Black Diamond CLO Ltd.
0.860% due 01/20/2032 •		1,500	1,739

Blackrock European CLO DAC
0.620% due 10/15/2031 •		33,400	38,589

BlueMountain Fuji EUR CLO DAC
0.720% due 01/15/2031 •		21,300	24,627

BMW Canada Auto Trust
0.502% due 07/20/2024	CAD	16,600	13,051
1.956% due 09/20/2022		1,367	1,080

Brookside Mill CLO Ltd.
0.954% due 01/17/2028 •		$2,372	2,373

Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	24,200	27,960
0.780% due 10/15/2031 •		25,800	29,929

178	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Pacer Auto Receivables Trust
0.287% due 11/21/2022 •		$1,262	$1,262

Carlyle Euro CLO DAC
0.630% due 08/15/2030 •	EUR	500	579
0.890% due 08/15/2032 •		5,500	6,379

Carlyle Global Market Strategies Euro CLO Ltd.
0.750% due 11/15/2031 •		23,300	27,043

CARLYLE U.S. CLO Ltd.
1.134% due 04/20/2031 •		$10,000	10,001

Carrington Mortgage Loan Trust
1.254% due 10/20/2029 •		15,500	15,519

Catamaran CLO Ltd.
1.224% due 01/18/2029 •		9,559	9,572

Chesapeake Funding LLC
0.454% due 08/15/2030 •		3,649	3,650
1.950% due 09/15/2031		7,424	7,493

CIFC Funding Ltd.
0.985% due 10/25/2027 •		12,645	12,645

CNH Capital Canada Receivables Trust
0.386% due 03/15/2024	CAD	16,944	13,374

CNH Equipment Trust
2.520% due 08/15/2024		$8,040	8,143

Commonbond Student Loan Trust
2.550% due 05/25/2041		365	371

Dryden Euro CLO BV
0.660% due 04/15/2033 •	EUR	20,300	23,410

Dryden Euro CLO DAC
0.860% due 05/15/2034 •		17,300	19,985

Dryden Senior Loan Fund
1.026% due 10/15/2027 •		$12,171	12,171

ECMC Group Student Loan Trust
0.836% due 02/27/2068 •		15,203	15,172

Enterprise Fleet Financing LLC
1.780% due 12/22/2025		18,758	18,969

Evergreen Credit Card Trust
0.454% due 10/16/2023 •		39,500	39,504

Ford Auto Securitization Trust
0.516% due 08/15/2022	CAD	928	733
0.887% due 08/15/2024		27,100	21,446

Ford Credit Floorplan Master Owner Trust
2.230% due 09/15/2024		$33,900	34,535

Gallatin CLO Ltd.
1.184% due 01/21/2028 •		11,053	11,058
1.426% (US0003M + 1.050%) due 07/15/2027 ~		21,616	21,690

GLS Auto Receivables Issuer Trust
0.690% due 10/16/2023		1,962	1,963

GMF Canada Leasing Trust
0.641% due 03/20/2024	CAD	38,000	29,987

GMF Floorplan Owner Revolving Trust
0.680% due 08/15/2025		$3,100	3,113
0.690% due 10/15/2025		3,000	3,009

GoldenTree Loan Management EUR CLO DAC
0.900% due 01/20/2032 •	EUR	4,700	5,415

Halcyon Loan Advisors Funding Ltd.
1.054% due 04/20/2027 •		$502	502

Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	4,009	4,651
0.640% due 10/15/2031 •		21,400	24,610
0.650% due 06/26/2030 •		18,350	21,220
0.760% due 07/15/2031 •		17,050	19,725
1.040% due 07/15/2031		250	289

HERA Commercial Mortgage Ltd.
1.137% due 02/18/2038 •		$4,000	3,998

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		26,100	26,222

HPEFS Equipment Trust
2.210% due 09/20/2029		485	486

Jubilee CLO BV
0.256% due 12/15/2029 •	EUR	8,224	9,498
0.600% due 04/15/2030 •		9,900	11,442
0.610% due 04/15/2030 •		15,300	17,691
0.650% due 04/15/2031 •		29,600	34,221

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCCM Trust
1.284% due 12/13/2038 •		$14,400	$14,423

LCM LP
1.174% due 10/20/2027 •		3,646	3,650
1.214% due 04/20/2031 •		10,850	10,853

LoanCore Issuer Ltd.
1.384% due 07/15/2036 •		1,400	1,403

Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	3,600	4,176

Marathon CLO Ltd.
1.001% due 11/21/2027 •		$3,085	3,087

Master Credit Card Trust
0.574% due 07/21/2024 •		10,000	10,054

MBarc Credit Canada, Inc.
0.392% due 07/17/2023	CAD	20,734	16,369
0.630% due 05/15/2024		23,000	18,127

MF1 Ltd.
1.864% due 11/15/2035 •		$26,300	26,485

MidOcean Credit CLO
1.229% due 01/29/2030 •		15,000	14,993

Mountain View CLO Ltd.
0.949% due 10/13/2027 •		2,295	2,298

MP CLO Ltd.
1.024% due 10/18/2028 •		13,602	13,618

Navient Private Education Loan Trust
1.084% due 04/15/2069 •		6,395	6,460
1.334% due 02/15/2029 •		1,713	1,721

Navient Private Education Refi Loan Trust
0.434% due 11/15/2068 •		468	468
1.310% due 01/15/2069		21,204	21,363
1.690% due 05/15/2069		8,324	8,448

Navient Student Loan Trust
0.356% due 02/27/2068 •		142	142
0.436% due 03/25/2067 •		9,090	9,096
0.466% due 03/25/2067 •		6,005	6,011
0.836% due 03/25/2066 •		1,135	1,138

Nelnet Student Loan Trust
0.786% due 09/27/2038 •		16,335	16,294
0.936% due 02/25/2066 •		10,115	10,216

OAK Hill European Credit Partners DAC
0.740% due 10/20/2031 •	EUR	18,400	21,256

Oak Hill European Credit Partners Designated Activity Co.
0.730% due 01/20/2032 •		3,700	4,289

OCP CLO Ltd.
0.926% due 07/15/2027 •		$636	636
0.945% due 10/26/2027 •		5,390	5,393

Oscar U.S. Funding Trust LLC
2.760% due 12/10/2024		1,557	1,568

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	6,000	6,951

Silver Arrow Canada LP
2.361% due 01/15/2023	CAD	8,389	6,648

SLC Student Loan Trust
0.226% due 03/15/2027 •		$1,841	1,839
0.236% due 06/15/2029 •		1,208	1,205

SLM Student Loan Trust
0.215% due 01/26/2026 •		787	787
0.245% due 01/25/2027 •		2,093	2,089
0.536% due 06/25/2043 •		19,739	19,658
0.666% due 12/15/2025 •		1,325	1,325
0.675% due 01/25/2028 •		300	300
0.725% due 10/25/2029 •		27,612	27,582
0.736% due 12/27/2038 •		10,818	10,881
0.736% due 06/25/2055 •		11,362	11,500
0.775% due 01/25/2022 •		1,154	1,132

SMB Private Education Loan Trust
1.184% due 07/15/2053 •		2,021	2,060
1.290% due 07/15/2053		16,531	16,606
2.340% due 09/15/2034		4,370	4,449
2.430% due 02/17/2032		5,016	5,133
2.700% due 05/15/2031		4,842	4,957
2.750% due 07/15/2027		109	110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SoFi Professional Loan Program LLC
0.786% due 03/26/2040 •		$234	$234
1.286% due 06/25/2033 •		326	327
2.360% due 12/27/2032		282	285

Sound Point CLO Ltd.
1.184% due 10/20/2028 •		18,435	18,458

St Paul’s CLO DAC
0.850% due 04/25/2030 •	EUR	5,250	6,092

Structured Asset Securities Corp. Mortgage Loan Trust
0.656% due 05/25/2035 •		$2,773	2,771

Symphony CLO Ltd.
1.006% due 04/15/2028 •		5,349	5,356

Telos CLO Ltd.
1.084% due 04/17/2028 •		4,627	4,633

Tikehau CLO BV
0.870% due 08/04/2034 •	EUR	4,550	5,248

Towd Point Mortgage Trust
0.686% due 02/25/2057 •		$1,692	1,693
1.636% due 04/25/2060 ~		62,268	62,801
2.710% due 01/25/2060 ~		21,640	22,221
2.900% due 10/25/2059 ~		8,061	8,369

Venture CLO Ltd.
1.006% due 04/15/2027 •		7,131	7,132
1.186% due 07/15/2031 •		7,850	7,850
1.234% due 01/20/2029 •		13,500	13,511

Voya Euro CLO DAC
0.750% due 10/15/2030 •	EUR	1,450	1,682

WhiteHorse Ltd.
1.064% due 04/17/2027 •		$54	54

Wind River CLO Ltd.
0.996% due 10/15/2027 •		908	909

World Omni Select Auto Trust
0.470% due 06/17/2024		1,826	1,828

Z Capital Credit Partners CLO Ltd.
1.076% due 07/16/2027 •		3,317	3,321

Zais CLO Ltd.
1.276% due 04/15/2028 •		6,262	6,270

Total Asset-Backed Securities (Cost $1,426,167)			1,408,084

SOVEREIGN ISSUES 3.3%

Aichi Prefecture
0.891% due 05/30/2022	JPY	200,000	1,808

Development Bank of Japan, Inc.
0.001% due 03/18/2022		800,000	7,187
0.030% due 03/18/2022		400,000	3,594

Export-Import Bank of India
1.131% (US0003M + 1.000%) due 08/21/2022 ~		$16,705	16,788

Export-Import Bank of Korea
0.657% (US0003M + 0.525%) due 06/25/2022 ~		2,400	2,408
0.895% (US0003M + 0.775%) due 06/01/2023 ~		1,600	1,615
0.971% (BBSW3M + 0.950%) due 10/30/2023 ~	AUD	1,500	1,099

Industrial Bank of Korea
2.125% due 10/23/2024		$1,600	1,670

Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	169,200	52,485
5.500% due 01/31/2022		178,400	56,355

Japan Bank for International Cooperation
0.030% due 06/20/2022	JPY	810,000	7,279

Japan Finance Organization for Municipalities
0.852% due 06/28/2022		630,000	5,694
1.067% due 12/28/2021		420,000	3,783
2.000% due 04/21/2022		$5,796	5,858
2.625% due 04/20/2022		3,200	3,241

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	179

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Highway Public Corp.
2.700% due 06/20/2022	JPY	280,000	$2,563

Japan Housing Finance Agency
0.020% due 03/18/2022		2,050,000	18,419
0.887% due 03/18/2022		700,000	6,313

Japan Railway Construction Transport and Technology Agency
0.877% due 03/18/2022		560,000	5,050

Kommunalbanken A/S
0.210% (SOFRRATE + 0.160%) due 10/27/2023 ~(f)		$29,500	29,527

Korea Development Bank
0.500% due 10/27/2023		1,700	1,700
0.606% (US0003M + 0.475%) due 10/01/2022 ~		750	753
0.863% (US0003M + 0.725%) due 07/06/2022 ~		16,500	16,575
0.929% (US0003M + 0.800%) due 10/30/2022 ~		5,100	5,136

Korea Expressway Corp.
0.733% (BBSW3M + 0.720%) due 09/02/2023 ~	AUD	3,000	2,182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea National Oil Corp.
1.001% (US0003M + 0.875%) due 07/16/2023 ~		$18,470	$18,658

Province of Alberta
3.350% due 11/01/2023		7,700	8,171

Qatar Government International Bond
4.500% due 01/20/2022		6,900	6,989

Urban Renaissance Agency
1.065% due 12/20/2021	JPY	1,540,000	13,869

Total Sovereign Issues (Cost $306,932)			306,769

SHORT-TERM INSTRUMENTS 6.6%

REPURCHASE AGREEMENTS (e) 2.5%
			231,131

ISRAEL TREASURY BILLS 0.9%
(0.010)% due 10/06/2021 - 08/03/2022 (a)(b)	ILS	282,700	87,681

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 3.2%
(0.112)% due 10/04/2021 - 10/25/2021 (a)(b)	JPY	32,936,000	$295,950

U.S. TREASURY BILLS 0.0%
0.030% due 10/05/2021 (b)(c)		$4,100	4,100

Total Short-Term Instruments (Cost $621,066)			618,862

Total Investments in Securities (Cost $10,234,484)			10,235,996

Total Investments 109.4% (Cost $10,234,484)			$10,235,996

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $114)			21,651

Other Assets and Liabilities, net (9.6)%			(905,024)

Net Assets 100.0%			$9,352,623

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T, Inc.	4.000%	11/25/2025	10/02/2020	$8,226	$8,571	0.09%
Bank of America Corp.	2.604	03/15/2023	10/15/2020	1,141	1,196	0.01
Bank of America Corp.	3.228	06/22/2022	10/14/2020 - 11/02/2020	7,707	8,050	0.08
Bank of America Corp.	3.301	04/24/2024	10/16/2020 - 11/24/2020	10,375	10,803	0.12
Citigroup, Inc.	0.981	05/01/2025	04/27/2021	3,300	3,311	0.03
General Motors Financial of Canada Ltd.	2.600	06/01/2022	08/06/2021	18,543	18,390	0.20
Goldman Sachs Group, Inc.	2.433	04/26/2023	10/20/2020 - 10/26/2020	28,355	29,538	0.32
John Deere Financial, Inc.	2.990	01/14/2022	09/25/2020 - 12/01/2020	6,512	6,840	0.07
Penske Truck Leasing Canada, Inc.	2.850	12/07/2022	03/09/2021	11,565	11,519	0.12
PepsiCo, Inc.	2.150	05/06/2024	10/21/2020	1,497	1,539	0.02
TWDC Enterprises 18 Corp.	2.758	10/07/2024	09/28/2020 - 11/30/2020	5,214	5,355	0.06
VW Credit Canada, Inc.	2.650	06/27/2022	10/05/2020	6,809	7,153	0.08
VW Credit Canada, Inc.	3.700	11/14/2022	12/14/2020 - 04/09/2021	29,826	29,720	0.32
Wells Fargo & Co.	2.094	04/25/2022	12/08/2020 - 03/29/2021	32,459	32,756	0.35
Wells Fargo & Co.	2.509	10/27/2023	10/15/2020 - 03/29/2021	23,821	23,869	0.25

				$195,350	$198,610	2.12%

180	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.040%	09/28/2021	10/05/2021	$200,000	U.S. Treasury Notes 2.125% due 05/15/2025	$(204,179)	$200,000	$200,001
FICC	0.000	09/30/2021	10/01/2021	18,392	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	(18,760)	18,392	18,392
IND	0.000	09/30/2021	10/01/2021	10,490	U.S. Treasury Notes 0.750% due 02/01/2021	(10,504)	10,490	10,490
SSB	0.000	09/30/2021	10/01/2021	2,249	U.S. Treasury Notes 1.875% due 07/01/2021	(2,294)	2,249	2,249

Total Repurchase Agreements						$(235,737)	$231,131	$231,132

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JPS	(0.130)%	09/30/2021	10/01/2021		$(508,345)	$(508,344)
TDM	(0.250)	09/02/2021	TBD	(3)	(486)	(485)

Total Reverse Repurchase Agreements						$(508,829)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BPG	(0.120)%	09/30/2021	10/04/2021	$(447,164)	$(447,163)

Total Sale-Buyback Transactions					$(447,163)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
U.S. Treasury Obligations (0.6)%
U.S. Treasury Notes	0.750%	01/31/2028	$60,000	$(58,230)	$(58,353)

Total Short Sales (0.6)%				$(58,230)	$(58,353)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Payable for Short Sales(5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BOS	$200,001	$0	$0	$0	$200,001	$(204,179)	$(4,178)
FICC	18,392	0	0	0	18,392	(18,760)	(368)
IND	10,490	0	0	0	10,490	(10,504)	(14)
JPS	0	(508,344)	0	0	(508,344)	508,745	401
SSB	2,249	0	0	0	2,249	(2,294)	(45)
TDM	0	(485)	0	0	(485)	500	15

Master Securities Forward Transaction Agreement
BPG	0	0	(447,163)	0	(447,163)	447,305	142
WFS	0	0	0	(58,353)	(58,353)	0	(58,353)

Total Borrowings and Other Financing Transactions	$231,132	$(508,829)	$(447,163)	$(58,353)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	181

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(508,344)	$0	$0	$0	$(508,344)
Sovereign Issues	0	0	0	(485)	(485)

Total	$(508,344)	$0	$0	$(485)	$(508,829)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(447,163)	0	0	(447,163)

Total	$0	$(447,163)	$0	$0	$(447,163)

Total Borrowings	$(508,344)	$(447,163)	$0	$(485)	$(955,992)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(955,992)

(f)	Securities with an aggregate market value of $956,550 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(30,462) at a weighted average interest rate of 0.016%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $4 of deferred price drop.
(5)	Payable for short sales includes $76 of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2021	2,258	$(496,883)	$(79)	$0	$(88)
U.S. Treasury 5-Year Note December Futures	12/2021	11,993	(1,472,047)	7,330	0	(1,031)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	1,303	(189,261)	3,487	0	(224)

Total Futures Contracts				$10,738	$0	$(1,343)

SWAP AGREEMENTS:

INTEREST RATE SWAPS-BASIS SWAPS

Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
								Asset	Liability
3-Month USD-LIBOR(1)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$833,000	$0	$(437)	$(437)	$22	$0
3-Month USD-LIBOR(1)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	637,200	0	(337)	(337)	16	0

					$0	$(774)	$(774)	$38	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(1)	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022	$198,100	$114	$(4,590)	$(4,476)	$0	$(15)

Total Swap Agreements						$114	$(5,364)	$(5,250)	$38	$(15)

182	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$38	$38	$0	$(1,343)	$(15)	$(1,358)

(h)

Securities with an aggregate market value of $15,223 and cash of $4,392 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	AUD	10,373		$7,528	$27	$0
	10/2021	CAD	487,341		386,595	1,606	0
	10/2021	GBP	934		1,291	32	0
	10/2021		$10,139	AUD	13,983	0	(28)
	10/2021		305,989	GBP	226,299	0	(994)
	10/2021		2,445	ILS	7,844	0	(14)
	11/2021	AUD	13,983		$10,141	28	0
	11/2021	GBP	226,299		306,002	996	0

BPS	10/2021	JPY	600,000		5,784	397	0
	10/2021		$210,464	CAD	266,934	419	(10)
	11/2021	CAD	259,270		$204,391	0	(419)
	11/2021	JPY	320,000		3,084	210	0
	12/2021		1,370,000		12,903	594	0
	12/2021		$29,096	JPY	3,000,000	0	(2,144)
	03/2022	JPY	2,410,000		$21,768	98	0
	05/2022		200,000		1,909	110	0
	06/2022		2,000,000		18,164	163	0

CBK	10/2021	AUD	50,366		36,571	149	0
	10/2021	ILS	8,002		2,419	0	(61)
	10/2021		$1,436	CAD	1,832	12	0
	11/2021	ILS	314,260		$96,806	0	(631)
	11/2021	JPY	1,300,000		12,504	830	0
	12/2021		100,000		962	64	0
	01/2022	ILS	198,104		62,140	662	0
	04/2022		30,297		9,334	0	(78)
	06/2022		81,596		25,144	0	(232)
	08/2022		17,801		5,556	14	0

HUS	10/2021	EUR	10,680		12,642	271	0
	10/2021	JPY	21,970,000		200,029	2,775	0
	10/2021		$24,754	CAD	31,324	0	(9)
	10/2021		1,425	GBP	1,040	0	(23)
	10/2021		618	ILS	1,982	0	(4)
	11/2021	CAD	31,324		$24,753	9	0
	11/2021		$15,668	JPY	1,620,000	0	(1,120)

MYI	10/2021	CAD	3,426		$2,707	0	0
	10/2021		$147,518	CAD	186,610	0	(100)
	11/2021	CAD	186,610		$147,512	100	0
	12/2021	JPY	6,070,000		57,113	2,581	0
	03/2022		2,380,000		21,658	257	0
	06/2022		280,000		2,532	12	0

RBC	10/2021		$3,211	CAD	4,067	2	0

RYL	10/2021	JPY	10,966,000		$100,170	1,727	0
	10/2021		$5,798	JPY	600,000	0	(411)

SCX	10/2021	AUD	16,663		$12,085	36	0
	10/2021	EUR	393,343		464,614	8,985	0
	10/2021	GBP	227,985		313,790	6,523	0
	10/2021	JPY	59,300		540	8	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	183

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2021		$9,347	AUD	12,974	$35	$0
	11/2021	AUD	12,974		$9,348	0	(35)
	11/2021	EUR	336,863		390,619	201	0

SSB	10/2021		$2,166	GBP	1,580	0	(37)
	12/2021		9,187	JPY	950,000	0	(652)

TOR	10/2021		36,556	AUD	50,446	0	(76)
	11/2021	AUD	50,446		$36,560	76	0
	11/2021	EUR	67,160		77,877	40	0

Total Forward Foreign Currency Contracts						$30,049	$(7,078)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$2,689	$0	$0	$2,689	$(1,036)	$0	$0	$(1,036)	$1,653	$(4,400)	$(2,747)
BPS	1,991	0	0	1,991	(2,573)	0	0	(2,573)	(582)	667	85
CBK	1,731	0	0	1,731	(1,002)	0	0	(1,002)	729	(475)	254
HUS	3,055	0	0	3,055	(1,156)	0	0	(1,156)	1,899	(2,834)	(935)
MYI	2,950	0	0	2,950	(100)	0	0	(100)	2,850	(2,765)	85
RBC	2	0	0	2	0	0	0	0	2	0	2
RYL	1,727	0	0	1,727	(411)	0	0	(411)	1,316	(1,720)	(404)
SCX	15,788	0	0	15,788	(35)	0	0	(35)	15,753	(15,150)	603
SSB	0	0	0	0	(689)	0	0	(689)	(689)	525	(164)
TOR	116	0	0	116	(76)	0	0	(76)	40	0	40

Total Over the Counter	$30,049	$0	$0	$30,049	$(7,078)	$0	$0	$(7,078)

(j)

Securities with an aggregate market value of $1,193 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal and Other Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$38	$38

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30,049	$0	$30,049

	$0	$0	$0	$30,049	$38	$30,087

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,343	$1,343
Swap Agreements	0	0	0	0	15	15

	$0	$0	$0	$0	$1,358	$1,358

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,078	$0	$7,078

	$0	$0	$0	$7,078	$1,358	$8,436

184	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(9,366)	$(9,366)
Swap Agreements	0	(197)	0	0	0	(197)

	$0	$(197)	$0	$0	$(9,366)	$(9,563)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,047	$0	$13,047
Swap Agreements	0	0	0	0	(98)	(98)

	$0	$0	$0	$13,047	$(98)	$12,949

	$0	$(197)	$0	$13,047	$(9,464)	$3,386

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(9,547)	$(9,547)
Swap Agreements	0	0	0	0	(340)	(340)

	$0	$0	$0	$0	$(9,887)	$(9,887)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,682	$0	$12,682

	$0	$0	$0	$12,682	$(9,887)	$2,795

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,796,666	$0	$1,796,666
Industrials	0	1,026,395	0	1,026,395
Utilities	0	319,187	0	319,187
Municipal Bonds & Notes
Pennsylvania	0	1,010	0	1,010
U.S. Government Agencies	0	1,828,476	0	1,828,476
U.S. Treasury Obligations	0	2,195,801	0	2,195,801
Non-Agency Mortgage-Backed Securities	0	734,746	0	734,746
Asset-Backed Securities	0	1,408,084	0	1,408,084
Sovereign Issues	0	306,769	0	306,769
Short-Term Instruments
Repurchase Agreements	0	231,131	0	231,131
Israel Treasury Bills	0	87,681	0	87,681
Japan Treasury Bills	0	295,950	0	295,950
U.S. Treasury Bills	0	4,100	0	4,100

Total Investments	$0	$10,235,996	$0	$10,235,996

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(58,353)	$0	$(58,353)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	38	0	38
Over the counter	0	30,049	0	30,049

	$0	$30,087	$0	$30,087

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,358)	0	(1,358)
Over the counter	0	(7,078)	0	(7,078)

	$0	$(8,436)	$0	$(8,436)

Total Financial Derivative Instruments	$0	$21,651	$0	$21,651

Totals	$0	$10,199,294	$0	$10,199,294

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	185

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.8%

CORPORATE BONDS & NOTES 18.4%

BANKING & FINANCE 12.7%

ABN AMRO Bank NV
0.934% (US0003M + 0.800%) due 07/19/2022 ~		$6,940	$6,980

African Development Bank
0.126% (US0003M + 0.010%) due 12/15/2021 ~		153,600	153,620

Ally Financial, Inc.
4.125% due 02/13/2022		11,861	12,020

American Express Co.
0.721% (US0003M + 0.600%) due 11/05/2021 ~		10,600	10,601
0.751% (US0003M + 0.620%) due 05/20/2022 ~		4,262	4,277
3.700% due 11/05/2021		10,600	10,601

American Honda Finance Corp.
0.471% (US0003M + 0.350%) due 11/05/2021 ~		19,355	19,362

Asian Development Bank
0.126% (US0003M + 0.010%) due 12/15/2021 ~		219,600	219,619

Bank of America Corp.
1.314% (US0003M + 1.180%) due 10/21/2022 ~		3,435	3,437
2.604% due 03/15/2023 •(d)	CAD	1,000	797
3.228% due 06/22/2022 (d)		1,100	885

Canadian Imperial Bank of Commerce
0.390% (SOFRRATE + 0.340%) due 06/22/2023 ~		$21,300	21,345

Caterpillar Financial Services Corp.
0.323% (US0003M + 0.200%) due 11/12/2021 ~		28,800	28,809

Citigroup, Inc.
0.920% (SOFRRATE + 0.870%) due 11/04/2022 ~		13,700	13,719
1.185% (US0003M + 1.070%) due 12/08/2021 ~		10,635	10,646
2.700% due 10/27/2022		7,500	7,680
3.142% due 01/24/2023 •		3,900	3,933
4.500% due 01/14/2022		10,140	10,259

CNH Industrial Capital LLC
3.875% due 10/15/2021		700	701

Cooperatieve Rabobank UA
0.949% (US0003M + 0.830%) due 01/10/2022 ~		21,000	21,049

Credit Suisse AG
0.430% (SOFRRATE + 0.380%) due 08/09/2023 ~		1,700	1,706
0.500% (SOFRRATE + 0.450%) due 02/04/2022 ~		55,779	55,853
2.100% due 11/12/2021		60,400	60,527
3.000% due 10/29/2021		2,800	2,805

Danske Bank A/S
5.000% due 01/12/2022		19,340	19,573

DBS Bank Ltd.
0.545% (BBSW3M + 0.520%) due 10/25/2022 ~	AUD	30,000	21,785
0.642% (BBSW3M + 0.630%) due 09/13/2022 ~		18,100	13,152

Deutsche Bank AG
4.250% due 10/14/2021		$8,187	8,196

Dexia Credit Local S.A.
2.875% due 01/29/2022		23,000	23,203

EUROFIMA
0.214% (US0003M + 0.100%) due 03/11/2022 ~		17,000	17,006

European Bank for Reconstruction & Development
0.137% (US0003M + 0.010%) due 05/11/2022 ~		10,000	10,001
0.310% (SOFRRATE + 0.260%) due 08/19/2022 ~		34,643	34,705

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

European Investment Bank
0.234% (US0003M + 0.100%) due 01/19/2023 ~		$32,000	$32,038
0.340% (SOFRRATE + 0.290%) due 06/10/2022 ~		19,000	19,032
0.370% (SOFRRATE + 0.320%) due 10/08/2021 ~		8,594	8,594
2.125% due 10/15/2021		125,000	125,079

First Republic Bank
2.500% due 06/06/2022		2,000	2,027

General Motors Financial Co., Inc.
1.222% (US0003M + 1.100%) due 11/06/2021 ~		1,760	1,762
1.442% (US0003M + 1.310%) due 06/30/2022 ~		1,215	1,224
3.150% due 06/30/2022		18,588	18,924
3.450% due 01/14/2022		17,025	17,128
3.450% due 04/10/2022		34,606	34,970
3.550% due 07/08/2022		29,190	29,889
4.200% due 11/06/2021		3,159	3,170

Goldman Sachs Group, Inc.
0.460% due 01/27/2023 •		70,800	70,843
0.881% (US0003M + 0.750%) due 02/23/2023 ~		56,747	57,212
0.909% (US0003M + 0.780%) due 10/31/2022 ~		44,100	44,123
2.876% due 10/31/2022 •		15,000	15,026

Hana Bank
2.125% due 10/18/2021		6,000	6,004

HSBC Bank Canada
3.300% due 11/28/2021		9,400	9,444

HSBC Holdings PLC
1.638% (US0003M + 1.500%) due 01/05/2022 ~		900	903
3.262% due 03/13/2023 •		9,300	9,418

HSH Portfoliomanagement AoeR
0.457% (US0003M + 0.330%) due 11/19/2021 ~		2,400	2,401

Hutchison Whampoa International Ltd.
3.250% due 11/08/2022		4,555	4,692

ING Groep NV
1.282% (US0003M + 1.150%) due 03/29/2022 ~		8,487	8,536
3.150% due 03/29/2022		2,600	2,637

Inter-American Development Bank
0.310% (SOFRRATE + 0.260%) due 09/16/2022 ~		88,145	88,315

International Bank for Reconstruction & Development
0.180% due 01/13/2023 •		179,818	179,958
2.200% due 01/18/2022	CAD	22,500	17,863

International Finance Corp.
0.140% (SOFRRATE + 0.090%) due 06/30/2023 ~		$37,000	37,007

Jackson National Life Global Funding
2.100% due 10/25/2021		2,300	2,302

John Deere Capital Corp.
0.604% (US0003M + 0.490%) due 06/13/2022 ~		10,200	10,234

Kreditanstalt fuer Wiederaufbau
1.750% due 08/22/2022		26,000	26,375
2.000% due 02/07/2022	CAD	40,110	31,851
2.125% due 03/07/2022		$10,000	10,085
2.500% due 02/15/2022		16,450	16,595
2.625% due 01/25/2022		21,000	21,162
3.125% due 12/15/2021		107,955	108,602

KSA Sukuk Ltd.
2.894% due 04/20/2022		800	811

Landeskreditbank Baden-Wuerttemberg Foerderbank
0.400% (SOFRRATE + 0.350%) due 03/15/2022 ~		24,400	24,429

Landwirtschaftliche Rentenbank
2.000% due 12/06/2021		53,000	53,168

Lloyds Bank PLC
3.375% due 11/15/2021		15,600	15,665

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Life Global Funding
0.400% (SOFRRATE + 0.350%) due 09/08/2022 ~	$7,400	$7,422
3.450% due 10/09/2021	1,100	1,101

Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022	600	612

Mitsubishi UFJ Financial Group, Inc.
0.816% (US0003M + 0.700%) due 03/07/2022 ~	5,100	5,115
0.915% (US0003M + 0.790%) due 07/25/2022 ~	60,724	61,098
1.051% (US0003M + 0.920%) due 02/22/2022 ~	36,420	36,545
2.623% due 07/18/2022	11,600	11,815
2.665% due 07/25/2022	11,900	12,133
2.998% due 02/22/2022	5,679	5,740
3.218% due 03/07/2022	6,000	6,077

Mizuho Financial Group, Inc.
0.994% (US0003M + 0.880%) due 09/11/2022 ~	28,801	29,050
1.061% (US0003M + 0.940%) due 02/28/2022 ~	71,814	72,090

Morgan Stanley
0.750% (SOFRRATE + 0.700%) due 01/20/2023 ~	84,635	84,843
2.625% due 11/17/2021	3,100	3,109
2.750% due 05/19/2022	300	305

NatWest Markets PLC
1.712% (US0003M + 1.400%) due 09/29/2022 ~	48,125	48,859
3.625% due 09/29/2022	5,000	5,166

New York Life Global Funding
0.414% (US0003M + 0.280%) due 01/21/2022 ~	25,900	25,925
0.559% (US0003M + 0.440%) due 07/12/2022 ~	20,000	20,071

NRW Bank
0.246% (US0003M + 0.120%) due 02/01/2022 ~	1,600	1,601

ORIX Corp.
2.900% due 07/18/2022	2,800	2,857

Santander Holdings USA, Inc.
4.450% due 12/03/2021	27,616	27,704

Santander UK PLC
0.785% (US0003M + 0.660%) due 11/15/2021 ~	2,600	2,602
3.750% due 11/15/2021	18,600	18,675

Skandinaviska Enskilda Banken AB
0.759% (US0003M + 0.645%) due 12/12/2022 ~	5,257	5,293

Sumitomo Mitsui Financial Group, Inc.
0.899% (US0003M + 0.780%) due 07/12/2022 ~	21,000	21,122
1.274% (US0003M + 1.140%) due 10/19/2021 ~	9,450	9,455
2.442% due 10/19/2021	7,900	7,908
2.784% due 07/12/2022	20,300	20,698
2.846% due 01/11/2022	4,600	4,634

Suncorp-Metway Ltd.
2.800% due 05/04/2022	19,600	19,883

Toronto-Dominion Bank
0.290% (SOFRRATE + 0.240%) due 01/06/2023 ~	7,826	7,844
0.530% (SOFRRATE + 0.480%) due 01/27/2023 ~	20,000	20,109
3.350% due 10/22/2021	6,000	6,010

Toyota Motor Credit Corp.
0.280% (SOFRRATE + 0.230%) due 12/13/2021 ~	64,000	64,028
0.350% (SOFRRATE + 0.300%) due 06/13/2022 ~	35,000	35,071
0.390% (SOFRRATE + 0.340%) due 10/14/2022 ~	2,000	2,005
0.595% (US0003M + 0.480%) due 09/08/2022 ~	2,500	2,512
0.809% due 01/11/2022 •	19,600	19,638
2.600% due 01/11/2022	3,500	3,523

186	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Bank N.A.
0.314% (US0003M + 0.180%) due 01/21/2022 ~		$41,200	$41,219

UBS AG
0.370% (SOFRRATE + 0.320%) due 06/01/2023 ~		46,900	47,050

UBS Group AG
1.351% due 05/23/2023 •		43,500	43,820

Wells Fargo & Co.
2.094% due 04/25/2022 (d)	CAD	20,900	16,649

			2,887,336

INDUSTRIALS 4.0%

7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~		$370	370

AbbVie, Inc.
0.587% (US0003M + 0.460%) due 11/19/2021 ~		23,200	23,215
0.781% (US0003M + 0.650%) due 11/21/2022 ~		100	101
2.150% due 11/19/2021		25,000	25,061
2.300% due 11/21/2022		8,200	8,371
2.900% due 11/06/2022		700	719
3.450% due 03/15/2022		7,401	7,467

Anthem, Inc.
0.450% due 03/15/2023		11,500	11,514

AstraZeneca PLC
0.300% due 05/26/2023		26,700	26,705

BMW Finance NV
0.913% (US0003M + 0.790%) due 08/12/2022 ~		13,600	13,695

Boeing Co.
1.167% due 02/04/2023		38,978	39,067
2.125% due 03/01/2022		28,600	28,729
2.350% due 10/30/2021		24,431	24,465
2.700% due 05/01/2022		49,733	50,375

Boston Scientific Corp.
3.375% due 05/15/2022		100	102

Bristol-Myers Squibb Co.
0.505% (US0003M + 0.380%) due 05/16/2022 ~		200	201

Central Nippon Expressway Co. Ltd.
0.070% due 12/20/2021	JPY	3,300,000	29,652
0.309% due 12/20/2021		1,600,000	14,385
0.942% due 03/18/2022		120,000	1,083
1.057% due 12/20/2021		600,000	5,403

Charter Communications Operating LLC
4.464% due 07/23/2022		$65,305	66,972

Daimler Canada Finance, Inc.
3.050% due 05/16/2022	CAD	20,966	16,813

Daimler Finance North America LLC
0.791% (US0003M + 0.670%) due 11/05/2021 ~		$8,750	8,756
1.011% (US0003M + 0.880%) due 02/22/2022 ~		54,170	54,355
1.025% (US0003M + 0.900%) due 02/15/2022 ~		400	401
2.200% due 10/30/2021		5,500	5,508
2.550% due 08/15/2022		934	952
3.400% due 02/22/2022		33,440	33,845
3.750% due 11/05/2021		3,015	3,024

Danone S.A.
2.077% due 11/02/2021		10,720	10,720
3.000% due 06/15/2022		4,960	5,053

East Nippon Expressway Co. Ltd.
0.030% due 12/20/2021	JPY	9,600,000	86,261
0.070% due 12/20/2021		4,100,000	36,844

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~		$2,600	2,602

Interpublic Group of Cos., Inc.
3.750% due 10/01/2021		3,500	3,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kansai International Airport Land Co. Ltd.
1.112% due 12/20/2021	JPY	650,000	$5,854
1.207% due 12/20/2021		100,000	901

McDonald’s Corp.
0.562% (US0003M + 0.430%) due 10/28/2021 ~		$3,000	3,001

Metropolitan Expressway Co. Ltd.
0.070% due 12/20/2021	JPY	100,000	899

Oracle Corp.
2.500% due 10/15/2022		$2,710	2,772

Penske Truck Leasing Canada, Inc.
2.850% due 12/07/2022 (d)	CAD	10,000	8,055

Penske Truck Leasing Co. LP
3.375% due 02/01/2022		$1,000	1,005

Reckitt Benckiser Treasury Services PLC
0.689% (US0003M + 0.560%) due 06/24/2022 ~		34,754	34,893

Rogers Communications, Inc.
0.725% (US0003M + 0.600%) due 03/22/2022 ~		1,000	1,003
4.000% due 06/06/2022	CAD	11,119	8,969

Ryder System, Inc.
2.875% due 06/01/2022		$800	812

Siemens Financieringsmaatschappij NV
0.400% due 03/11/2023		29,600	29,689

Starbucks Corp.
1.300% due 05/07/2022		300	302

Volkswagen Group of America Finance LLC
1.063% (US0003M + 0.940%) due 11/12/2021 ~		12,225	12,238
2.700% due 09/26/2022		2,266	2,317
4.000% due 11/12/2021		115,307	115,762

VW Credit Canada, Inc.
2.650% due 06/27/2022 (d)	CAD	15,028	12,043

Walt Disney Co.
0.510% (US0003M + 0.390%) due 09/01/2022 ~		$16,400	16,455

West Nippon Expressway Co. Ltd.
0.090% due 06/20/2022	JPY	240,000	2,157

Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		$6,500	6,561

			911,974

UTILITIES 1.7%

AT&T, Inc.
3.000% due 06/30/2022		1,600	1,624

Atmos Energy Corp.
0.625% due 03/09/2023		20,100	20,101

Duke Energy Corp.
0.300% (SOFRRATE + 0.250%) due 06/10/2023 ~		21,000	21,031

NextEra Energy Capital Holdings, Inc.
0.401% (US0003M + 0.270%) due 02/22/2023 ~		42,500	42,504
0.849% (US0003M + 0.720%) due 02/25/2022 ~		56,650	56,789
1.950% due 09/01/2022		13,500	13,713
2.900% due 04/01/2022		2,400	2,432

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~		10,995	11,000
1.750% due 06/16/2022		49,095	49,022

Southern California Edison Co.
0.389% (US0003M + 0.270%) due 12/03/2021 ~		47,715	47,722
0.400% (SOFRRATE + 0.350%) due 06/13/2022 ~		30,600	30,618

Verizon Communications, Inc.
1.118% (US0003M + 1.000%) due 03/16/2022 ~		84,560	84,938

			381,494

Total Corporate Bonds & Notes (Cost $4,184,529)			4,180,804

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.200% due 01/01/2050		$8,755	$8,754

NEVADA 0.0%

Nevada Department of Business & Industry State Revenue Bonds, Series 2020
0.250% due 01/01/2050		1,000	1,000

Total Municipal Bonds & Notes (Cost $9,755)			9,754

U.S. GOVERNMENT AGENCIES 1.5%

Fannie Mae
0.220% due 03/11/2022 •		20,000	20,014
0.280% due 05/06/2022 •		85,000	85,122
0.360% due 01/24/2022 •		224,000	224,229

Total U.S. Government Agencies (Cost $329,015)			329,365

U.S. TREASURY OBLIGATIONS 7.3%

U.S. Treasury Notes
0.125% due 01/31/2023		400,000	399,875
0.125% due 05/31/2023		600,000	599,086
1.750% due 11/30/2021 (f)		76,300	76,512
1.750% due 03/31/2022		150,000	151,270
2.500% due 01/15/2022		150,000	151,061
2.875% due 11/15/2021		275,000	275,949

Total U.S. Treasury Obligations (Cost $1,654,233)			1,653,753

ASSET-BACKED SECURITIES 0.0%

GMF Canada Leasing Trust
0.422% due 02/21/2023	CAD	10,322	8,149

Total Asset-Backed Securities (Cost $8,181)			8,149

SOVEREIGN ISSUES 6.7%

Agence Francaise de Developpement EPIC
0.330% (US0003M + 0.210%) due 12/17/2021 ~		$5,000	5,002
2.750% due 01/22/2022		15,000	15,117

Aichi Prefecture
0.982% due 04/27/2022	JPY	200,000	1,807
1.006% due 11/30/2021		1,000,000	9,000

BNG Bank NV
1.500% due 09/06/2022		$25,850	26,168

Caisse d’Amortissement de la Dette Sociale
1.875% due 02/12/2022		78,281	78,771

CDP Financial, Inc.
2.750% due 03/07/2022		36,400	36,803

City of Hamamatsu
1.045% due 11/25/2021	JPY	338,200	3,044

City of Shizuoka Japan
1.045% due 11/25/2021		100,000	900

Development Bank of Japan, Inc.
0.001% due 12/20/2021		200,000	1,797
0.001% due 03/18/2022		300,000	2,695
0.030% due 03/18/2022		200,000	1,797
2.125% due 09/01/2022		$30,000	30,416

Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		2,800	2,863

Export-Import Bank of Korea
1.000% (US0003M + 0.875%) due 01/25/2022 ~		833	835
1.051% (US0003M + 0.925%) due 11/01/2022 ~		2,000	2,016
2.750% due 01/25/2022		710	715

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	187

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	472,700	$146,629
0.750% due 07/31/2022		26,100	8,146
5.500% due 01/31/2022		124,100	39,202

Japan Bank for International Cooperation
0.030% due 06/20/2022	JPY	290,000	2,606

Japan Expressway Holding and Debt Repayment Agency
0.934% due 03/18/2022		500,000	4,512
1.080% due 12/20/2021		400,000	3,603

Japan Finance Corp.
0.001% due 11/08/2021		2,100,000	18,867

Japan Finance Organization for Municipalities
0.852% due 06/28/2022		2,430,000	21,961
0.892% due 05/27/2022		1,000,000	9,034
0.991% due 01/28/2022		800,000	7,211
1.006% due 04/28/2022		1,500,000	13,550
1.010% due 03/28/2022		1,800,000	16,248
1.025% due 10/28/2021		200,000	1,798
1.035% due 02/28/2022		1,700,000	15,336
1.067% due 12/28/2021		180,000	1,621
2.100% due 06/20/2022		200,000	1,823
2.625% due 04/20/2022		$3,600	3,646

Japan Highway Public Corp.
2.700% due 06/20/2022	JPY	120,000	1,099

Japan Housing Finance Agency
0.020% due 03/18/2022		850,000	7,637
0.030% due 03/18/2022		1,100,000	9,884
0.887% due 03/18/2022		300,000	2,705
1.122% due 12/20/2021		400,000	3,602

Japan Railway Construction Transport and Technology Agency
0.877% due 03/18/2022		240,000	2,165
1.050% due 12/20/2021		300,000	2,702

Kommunalbanken A/S
0.208% (US0003M + 0.080%) due 02/24/2022 ~		$94,750	94,783
2.250% due 01/25/2022		5,000	5,031
3.125% due 10/18/2021		69,430	69,512

Kommuninvest Sverige AB
0.125% due 07/20/2022		11,980	11,978

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Development Bank
0.829% (US0003M + 0.705%) due 02/27/2022 ~		$1,200	$1,203
3.000% due 03/19/2022		6,300	6,376
4.625% due 11/16/2021		2,300	2,312

Nederlandse Waterschapsbank NV
0.186% (US0003M + 0.070%) due 12/15/2021 ~		124,050	124,077
1.875% due 04/14/2022		151,080	152,467
2.125% due 11/15/2021		12,800	12,830

Province of Alberta
2.200% due 07/26/2022		59,800	60,797

Province of Ontario
2.250% due 05/18/2022		44,900	45,482
2.400% due 02/08/2022		2,100	2,116
2.550% due 04/25/2022		25,000	25,329

SFIL S.A.
2.625% due 04/25/2022		51,000	51,699

Shizuoka Prefecture
1.045% due 11/25/2021	JPY	200,000	1,800

State of North Rhine-Westphalia
0.312% (US0003M + 0.180%) due 10/28/2021 ~		$28,800	28,793

Svensk Exportkredit AB
0.234% (US0003M + 0.120%) due 12/13/2021 ~		85,100	85,124
0.250% due 10/05/2022		70,000	70,077
1.625% due 01/14/2022		83,100	83,495
2.375% due 03/09/2022		12,700	12,819

Tokyo Metropolitan Government
0.870% due 03/18/2022	JPY	100,000	902
1.060% due 03/18/2022		100,000	903

Urban Renaissance Agency
1.065% due 12/20/2021		660,000	5,944

Total Sovereign Issues (Cost $1,521,365)			1,521,182

SHORT-TERM INSTRUMENTS 69.8%

COMMERCIAL PAPER 0.2%

AT&T, Inc.
0.430% due 12/14/2021		$48,300	48,282

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (e) 30.7%
			$6,961,422

ISRAEL TREASURY BILLS 1.3%
(0.024)% due 10/06/2021 - 08/03/2022 (b)(c)	ILS	954,900	296,161

JAPAN TREASURY BILLS 14.5%
(0.108)% due 10/11/2021 - 11/01/2021 (b)(c)	JPY	365,770,000	3,286,731

U.S. TREASURY BILLS 13.4%
0.046% due 10/05/2021 - 06/16/2022 (a)(b)(c)(h)		$3,042,932	3,042,488

U.S. TREASURY CASH MANAGEMENT BILLS 9.7%
0.038% due 01/04/2022 - 02/01/2022 (a)(b)(c)		2,201,500	2,201,276

Total Short-Term Instruments (Cost $15,870,739)			15,836,360

Total Investments in Securities (Cost $23,577,817)			23,539,367

Total Investments 103.8% (Cost $23,577,817)			$23,539,367

Financial Derivative Instruments (g) 0.2% (Cost or Premiums, net $0)			51,712

Other Assets and Liabilities, net (4.0)%			(908,221)

Net Assets 100.0%			$22,682,858

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank of America Corp.	2.604%	03/15/2023	03/29/2021	$801	$797	0.00%
Bank of America Corp.	3.228	06/22/2022	03/29/2021	890	885	0.00
Penske Truck Leasing Canada, Inc.	2.850	12/07/2022	03/09/2021	8,071	8,055	0.04
VW Credit Canada, Inc.	2.650	06/27/2022	03/05/2021	12,010	12,043	0.05
Wells Fargo & Co.	2.094	04/25/2022	06/01/2021	17,549	16,649	0.08

				$39,321	$38,429	0.17%

188	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.030%	09/30/2021	10/01/2021		$ 210,000	U.S. Treasury Bonds 2.250% due 05/15/2041	$(213,938)	$210,000	$210,000
	0.030	10/01/2021	10/04/2021		210,000	U.S. Treasury Bonds 2.250% due 05/15/2041	(214,404)	210,000	210,001
BOS	0.030	09/30/2021	10/01/2021		922,400	U.S. Treasury Bonds 2.250% due 05/15/2041	(381,181)	922,400	922,401
						U.S. Treasury Notes 0.250% due 09/30/2023	(561,304)
	0.040	10/01/2021	10/04/2021		13,000	U.S. Treasury Bonds 3.000% due 02/15/2047	(13,306)	13,000	13,000
	0.045	09/07/2021	12/02/2021		247,574	U.S. Treasury Bonds 4.375% due 02/15/2038	(242,448)	247,574	247,581
BPS	0.030	09/30/2021	10/01/2021		576,800	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	(231,872)	576,800	576,801
						U.S. Treasury Notes 1.625% due 02/15/2026	(357,575)
DEU	0.030	09/30/2021	10/01/2021		53,600	U.S. Treasury Bonds 4.375% due 02/15/2038	(54,788)	53,600	53,600
	0.040	09/30/2021	10/01/2021		39,500	U.S. Treasury Bonds 4.625% due 02/15/2040	(7,679)	39,500	39,500
						U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(32,665)
	0.040	10/01/2021	10/04/2021		3,000	U.S. Treasury Bonds 4.625% due 02/15/2040	(3,068)	3,000	3,000
FICC	0.000	09/30/2021	10/01/2021		11,142	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	(11,365)	11,142	11,142
JPS	0.030	09/30/2021	10/01/2021		1,600	U.S. Treasury Bonds 4.500% due 08/15/2039	(1,628)	1,600	1,600
	0.050	09/30/2021	10/05/2021		84,400	U.S. Treasury Bills 0.000% due 07/14/2022	(86,117)	84,400	84,400
	0.060	08/18/2021	TBD	(2)	964,163	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 - 11/15/2044	(957,739)	964,163	964,234
MBC	0.040	09/30/2021	10/01/2021		770,000	U.S. Treasury Bonds 2.250% due 08/15/2046	(166,789)	770,000	770,001
						U.S. Treasury Floating Rate Note 0.090% due 07/31/2022	(170,118)
						U.S. Treasury Notes 0.250% - 1.875% due 01/31/2022 - 07/31/2027	(458,126)
	0.050	09/24/2021	10/01/2021		250,000	U.S. Treasury Bonds 2.500% due 02/15/2045	(2,026)	250,000	250,002
						U.S. Treasury Notes 0.250% - 2.875% due 10/31/2023 - 09/30/2027	(255,379)
	0.050	09/27/2021	10/04/2021		300,000	U.S. Treasury Notes 1.375% - 2.500% due 08/31/2022 - 02/15/2025	(309,773)	300,000	300,002
	0.050	09/29/2021	10/06/2021		350,000	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 04/15/2022 - 07/15/2030	(360,944)	350,000	350,001
	0.050	09/30/2021	10/07/2021		350,000	U.S. Treasury Bonds 1.250% due 05/15/2050	(25,981)	350,000	350,001
						U.S. Treasury Notes 0.375% - 2.875% due 02/28/2023 - 05/15/2030	(335,593)
MSR	0.030	09/30/2021	10/01/2021		441,900	U.S. Treasury Notes 1.375% - 2.125% due 01/31/2022 - 10/15/2022	(450,510)	441,900	441,900
	0.030	10/01/2021	10/04/2021		445,200	U.S. Treasury Notes 1.375% - 2.125% due 01/31/2022 - 10/15/2022	(453,873)	445,200	445,201
RBC	0.150	09/29/2021	10/05/2021		CAD 500,000	Province of Ontario 2.900% due 12/02/2046	(407,569)	394,758	394,761
RDR	0.020	09/30/2021	10/01/2021		$ 25,000	U.S. Treasury Notes 1.000% due 07/31/2028	(25,575)	25,000	25,000
SCX	0.030	09/30/2021	10/01/2021		14,000	U.S. Treasury Bonds 1.125% due 08/15/2040	(14,349)	14,000	14,000
	0.040	10/01/2021	10/04/2021		3,200	U.S. Treasury Bonds 1.125% due 08/15/2040	(3,262)	3,200	3,200
SSB	0.000	09/30/2021	10/01/2021		2,385	U.S. Treasury Notes 1.875% due 06/30/2026(3)	(2,433)	2,385	2,385
TDM	0.030	09/30/2021	10/01/2021		277,800	U.S. Treasury Bonds 3.000% - 3.375% due 05/15/2047 - 11/15/2048	(286,570)	277,800	277,800

Total Repurchase Agreements							$(7,099,947)	$6,961,422	$6,961,514

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$420,001	$0	$0	$420,001	$(428,342)	$(8,341)
BOS	1,182,982	0	0	1,182,982	(1,203,497)	(20,515)
BPS	576,801	0	0	576,801	(589,447)	(12,646)
DEU	96,100	0	0	96,100	(98,228)	(2,128)
FICC	11,142	0	0	11,142	(11,365)	(223)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	189

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
JPS	$1,050,234	$0	$0	$1,050,234	$(1,073,304)	$(23,070)
MBC	2,020,007	0	0	2,020,007	(2,078,611)	(58,604)
MSR	887,101	0	0	887,101	(904,383)	(17,282)
RBC	394,761	0	0	394,761	(407,569)	(12,808)
RDR	25,000	0	0	25,000	(25,575)	(575)
SCX	17,200	0	0	17,200	(17,611)	(411)
SSB	2,385	0	0	2,385	(2,433)	(48)
TDM	277,800	0	0	277,800	(286,570)	(8,770)

Total Borrowings and Other Financing Transactions	$6,961,514	$0	$0

(f)	Securities with an aggregate market value of $6,118 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)	Collateral is held in custody by the counterparty.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	AUD	6,309		$4,579	$16	$0
	10/2021		$6,167	AUD	8,505	0	(17)
	11/2021	AUD	8,505		$6,168	17	0
	11/2021	JPY	95,770,000		875,094	15,200	0
	12/2021		300,000		2,921	226	0
	12/2021	KRW	102,429,592		87,607	1,181	0
	02/2022	JPY	1,700,000		15,403	119	0
	03/2022		2,900,000		26,282	205	0
	04/2022		1,500,000		13,600	107	0
	05/2022		1,000,000		9,069	72	0

BPS	10/2021		$56,125	CAD	71,191	115	0
	11/2021	CAD	71,191		$56,122	0	(115)
	11/2021	ILS	13,070		3,989	0	(62)
	11/2021	JPY	72,100,000		661,399	14,032	0
	12/2021		2,380,000		22,799	1,418	0
	03/2022		1,490,000		13,705	307	0
	04/2022		200,000		1,903	104	0
	06/2022		3,160,000		29,897	1,455	0

BRC	12/2021		16,500,000		149,390	1,162	0
	01/2022		800,000		7,248	58	0

CBK	10/2021	AUD	30,634		22,244	91	0
	10/2021	EUR	1,705		2,016	42	0
	10/2021	ILS	213,064		64,407	0	(1,624)
	10/2021		$1,412	GBP	1,026	0	(29)
	11/2021	ILS	612,078		$185,510	0	(4,267)
	01/2022		129,435		39,749	0	(410)
	02/2022		103,125		31,663	0	(341)
	03/2022		331,745		101,188	0	(1,811)
	04/2022		6,499		2,002	0	(17)
	06/2022		89,991		27,784	0	(203)
	08/2022		5,200		1,623	4	0

GLM	11/2021	JPY	1,000,000		9,548	567	0
	12/2021		100,000		978	80	0
	01/2022	ILS	43,377		13,240	0	(222)

HUS	10/2021	JPY	126,000,000		1,147,540	16,353	0
	11/2021	ILS	13,401		4,131	0	(23)
	12/2021		$71	KRW	83,288	0	(1)
	01/2022	ILS	16,886		$5,216	0	(24)

190	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2021	CAD	127,298		100,845	$282	$0
	12/2021	JPY	300,000		2,924	229	0
	01/2022	ILS	5,170		1,559	0	(46)
	03/2022	JPY	200,000		1,882	84	0

MYI	11/2021		638,200		6,140	409	0
	12/2021		2,610,000		24,511	1,064	0
	01/2022	ILS	2,321		710	0	(10)
	03/2022	JPY	1,020,000		9,282	110	0
	06/2022		120,000		1,085	5	0

RBC	10/2021		$1,032	CAD	1,308	1	0

SCX	10/2021	AUD	10,135		$7,351	22	0
	10/2021	CAD	500,012		393,881	0	(1,117)
	10/2021	JPY	850,275		7,742	109	0
	11/2021		850,275		7,622	0	(12)
	12/2021	KRW	47,866,667		41,090	702	0

SOG	10/2021	JPY	74,000,000		670,794	6,399	0

SSB	12/2021		$127,397	KRW	149,971,818	0	(857)

TOR	10/2021	CAD	16,392		$12,971	22	0
	10/2021		$22,234	AUD	30,683	0	(46)
	10/2021		56,195	CAD	71,191	44	0
	11/2021	AUD	30,683		$22,237	46	0
	11/2021	CAD	71,191		56,192	0	(45)

UAG	10/2021	JPY	200,000		1,906	110	0
	10/2021		$5,713	AUD	7,891	0	(7)
	11/2021	AUD	7,891		$5,714	7	0

Total Forward Foreign Currency Contracts						$62,576	$(11,306)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.060%	Maturity	10/06/2021	$1,000,000	$0	$442	$442	$0

Total Swap Agreements								$0	$442	$442	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$17,143	$0	$0	$17,143	$(17)	$0	$0	$(17)	$17,126	$(21,840)	$(4,714)
BPS	17,431	0	0	17,431	(177)	0	0	(177)	17,254	(20,210)	(2,956)
BRC	1,220	0	0	1,220	0	0	0	0	1,220	(990)	230
CBK	137	0	0	137	(8,702)	0	0	(8,702)	(8,565)	9,675	1,110
GLM	647	0	0	647	(222)	0	0	(222)	425	(139)	286
HUS	16,353	0	0	16,353	(48)	0	0	(48)	16,305	(22,240)	(5,935)
JPM	595	0	0	595	(46)	0	0	(46)	549	(1,200)	(651)
MYC	0	0	442	442	0	0	0	0	442	(580)	(138)
MYI	1,588	0	0	1,588	(10)	0	0	(10)	1,578	(1,690)	(112)
RBC	1	0	0	1	0	0	0	0	1	0	1
SCX	833	0	0	833	(1,129)	0	0	(1,129)	(296)	(2,090)	(2,386)
SOG	6,399	0	0	6,399	0	0	0	0	6,399	(9,830)	(3,431)
SSB	0	0	0	0	(857)	0	0	(857)	(857)	1,197	340
TOR	112	0	0	112	(91)	0	0	(91)	21	0	21
UAG	117	0	0	117	(7)	0	0	(7)	110	0	110

Total Over the Counter	$62,576	$0	$442	$63,018	$(11,306)	$0	$0	$(11,306)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	191

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

(h)

Securities with an aggregate market value of $11,183 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$62,576	$0	$62,576
Swap Agreements	0	0	0	0	442	442

	$0	$0	$0	$62,576	$442	$63,018

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,306	$0	$11,306

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$151,170	$0	$151,170
Swap Agreements	0	0	0	0	6,647	6,647

	$0	$0	$0	$151,170	$6,647	$157,817

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(147,163)	$0	$(147,163)
Swap Agreements	0	0	0	0	(6,732)	(6,732)

	$0	$0	$0	$(147,163)	$(6,732)	$(153,895)

192	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,887,336	$0	$2,887,336
Industrials	0	911,974	0	911,974
Utilities	0	381,494	0	381,494
Municipal Bonds & Notes
California	0	8,754	0	8,754
Nevada	0	1,000	0	1,000
U.S. Government Agencies	0	329,365	0	329,365
U.S. Treasury Obligations	0	1,653,753	0	1,653,753
Asset-Backed Securities	0	8,149	0	8,149
Sovereign Issues	0	1,521,182	0	1,521,182
Short-Term Instruments
Commercial Paper	0	48,282	0	48,282
Repurchase Agreements	0	6,961,422	0	6,961,422
Israel Treasury Bills	0	296,161	0	296,161
Japan Treasury Bills	0	3,286,731	0	3,286,731

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
U.S. Treasury Bills	$0	$3,042,488	$0	$3,042,488
U.S. Treasury Cash Management Bills	0	2,201,276	0	2,201,276

Total Investments	$0	$23,539,367	$0	$23,539,367

Financial Derivative Instruments - Assets
Over the counter	$0	$63,018	$0	$63,018

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(11,306)	$0	$(11,306)

Total Financial Derivative Instruments	$0	$51,712	$0	$51,712

Totals	$0	$23,591,079	$0	$23,591,079

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	193

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each a “Portfolio” and collectively the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

194	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Portfolio.

Distribution Frequency

Portfolio Name	Declared	Distributed

PIMCO Short-Term Floating NAV Portfolio II	Daily	Monthly

PIMCO Short Asset Portfolio	Daily	Monthly

PIMCO Short-Term Floating NAV Portfolio III	Daily	Monthly

PIMCO ABS and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO EM Bond and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO High Yield and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Investment Grade Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Long Duration Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Low Duration Portfolio	Quarterly	Quarterly

PIMCO Moderate Duration Portfolio	Quarterly	Quarterly

PIMCO Mortgage and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Municipal Portfolio	Quarterly	Quarterly

PIMCO Real Return Portfolio	Quarterly	Quarterly

PIMCO Short-Term Portfolio	Quarterly	Quarterly

PIMCO U.S. Government and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO International Portfolio	Quarterly	Quarterly

Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	195

Notes to Financial Statements	(Cont.)

reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Portfolio or class, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either

(i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a

196	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	197

Notes to Financial Statements	(Cont.)

believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their

198	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	199

Notes to Financial Statements	(Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker

Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the affiliate funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2021 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO ABS and Short-Term Investments Portfolio	$309,551	$1,142,480	$(598,900)	$(21)	$150	$853,260	$679	$0

PIMCO EM Bond and Short-Term Investments Portfolio	83,534	124,006	(85,700)	(2)	26	121,864	106	0

PIMCO High Yield and Short-Term Investments Portfolio	36,606	157,247	(193,700)	(2)	0	151	47	0

PIMCO Investment Grade Credit Bond Portfolio	277,386	920,193	(1,031,000)	71	(2)	166,648	292	0

PIMCO Long Duration Credit Bond Portfolio	744	916,314	(916,900)	(14)	0	144	13	0

PIMCO Mortgage and Short-Term Investments Portfolio	29,919	458,035	(433,400)	6	8	54,568	35	0

200	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

Portfolio Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Municipal Portfolio	$5,840	$19,710	$(17,301)	$0	$2	$8,251	$10	$0

PIMCO Real Return Portfolio	1,553	16,201	(17,600)	(1)	0	153	0	0

PIMCO Short-Term Portfolio	39,057	105,841	(85,500)	(1)	12	59,409	41	0

PIMCO U.S. Government and Short-Term Investments Portfolio	997	369,913	(361,700)	41	1	9,252	13	0

PIMCO International Portfolio	111,538	75,902	(54,801)	(1)	26	132,664	102	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2021 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2021	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2021	Dividend Income	Shares Held at 09/30/2021

Stearns Holdings LLC ‘B’	$3,201	$0	$(2,133)	$0	$(71)	$997	$0	720,949

Xfit Brands, Inc.	30	0	0	0	(23)	7	0	2,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Bank Obligations  in which a Portfolio may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against Portfolios deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the

Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio or Portfolios. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	201

Notes to Financial Statements	(Cont.)

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs

202	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Portfolio as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Portfolios that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios at September 30, 2021, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	203

Notes to Financial Statements	(Cont.)

characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a

204	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Portfolio sells a security that it may not own. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where a Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Portfolios of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to the Portfolios of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Portfolios to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending portfolio to lend in aggregate up to 25% of its

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	205

Notes to Financial Statements	(Cont.)

current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

206	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	207

Notes to Financial Statements	(Cont.)

valued by a Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific

208	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

referenced obligation, or in some cases, specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	209

Notes to Financial Statements	(Cont.)

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Portfolio’s offering memorandum for a more detailed description of the risks of investing in a Portfolio.

Small Portfolio Risk  is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. A Portfolio’s use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular

210	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Portfolio’s investment in such securities and may prevent a Portfolio from receiving higher interest rates on proceeds reinvested.

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Portfolio foregoing future interest income on the portion of the principal repaid early and may result in a Portfolio being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

California State-Specific Risk  is the risk that by concentrating its investments in California Municipal Bonds, a Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk  is the risk that by concentrating its investments in New York Municipal Bonds, a Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk  is the risk that a Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Subsidiary Risk  is the risk that, by investing in a Portfolio’s subsidiary, the Portfolio is indirectly exposed to the risks associated with the subsidiary’s investments. Portfolio subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	211

Notes to Financial Statements	(Cont.)

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Portfolio rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Portfolio or on certain instruments in which a Portfolio invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by a Portfolio.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Portfolio’s offering memorandum and offering memorandum supplement for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruption Risk  A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Portfolio holds, and may adversely affect a Portfolio’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to

212	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolios. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	213

Notes to Financial Statements	(Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, a Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent a Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Investment Advisory Fees and Supervisory and Administrative Fees for each Portfolio are charged at an annual rate as noted in the following table (calculated as a percentage of each Portfolio’s average daily net assets attributable to each Portfolio):

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee

PIMCO ABS and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO EM Bond and Short-Term Investments Portfolio	0.02%		0.10%

PIMCO High Yield and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO Investment Grade Credit Bond Portfolio	0.02%		0.03%

PIMCO Long Duration Credit Bond Portfolio	0.02%		0.03%

PIMCO Low Duration Portfolio	0.02%		0.03%

PIMCO Moderate Duration Portfolio	0.02%		0.03%

PIMCO Mortgage and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO Municipal Portfolio	0.02%		0.03%

PIMCO Real Return Portfolio	0.02%		0.03%

PIMCO Short-Term Portfolio	0.02%		0.03%

PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%

PIMCO U.S. Government and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO International Portfolio	0.02%		0.10%

PIMCO Short Asset Portfolio	0.00%	(1)	0.00%

PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each investing fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including

214	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit (except the PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III); (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Portfolios’ Supervisory and Administrative Fee, or reimburse each Portfolio, to the extent that each Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.00049%, the “Expense Limit”. The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO at September 30, 2021, were as follows (amounts in thousands†):

	Expiring within

Portfolio Name	12 months	13-24 months	25-36 months	Total

PIMCO ABS and Short-Term Investments Portfolio	$0	$0	$20	$20

PIMCO EM Bond and Short-Term Investments Portfolio	0	1	3	4

PIMCO High Yield and Short-Term Investments Portfolio	0	1	3	4

PIMCO Investment Grade Credit Bond Portfolio	0	0	9	9

PIMCO Long Duration Credit Bond Portfolio	0	0	125	125

PIMCO Low Duration Portfolio	0	1	5	6

PIMCO Moderate Duration Portfolio	0	0	11	11

PIMCO Mortgage and Short-Term Investments Portfolio	0	2	11	13

PIMCO Municipal Portfolio	0	0	1	1

PIMCO Real Return Portfolio	1	4	0	5

PIMCO Short-Term Portfolio	0	2	3	5

PIMCO Short-Term Floating NAV Portfolio II	0	0	14	14

PIMCO U.S. Government and Short-Term Investments Portfolio	0	0	12	12

PIMCO International Portfolio	0	2	3	5

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(e) Distributor  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	215

Notes to Financial Statements	(Cont.)

of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales

PIMCO EM Bond and Short-Term Investments Portfolio	$4,778	$6,555

PIMCO High Yield and Short-Term Investments Portfolio	41,961	14,842

PIMCO Investment Grade Credit Bond Portfolio	129,643	89,754

PIMCO Long Duration Credit Bond Portfolio	248,478	220,922

PIMCO Low Duration Portfolio	21,720	0

PIMCO Moderate Duration Portfolio	88,310	17,611

PIMCO Short-Term Floating NAV Portfolio II	765,159	8,143

PIMCO Short Asset Portfolio	100,425	676,936

PIMCO Short-Term Floating NAV Portfolio III	456,117	67,213

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

PIMCO ABS and Short-Term Investments Portfolio	$12,090,246	$12,835,207	$550,666	$168,977

PIMCO EM Bond and Short-Term Investments Portfolio	0	0	30,449	28,823

PIMCO High Yield and Short-Term Investments Portfolio	28,056	18,190	151,113	85,954

PIMCO Investment Grade Credit Bond Portfolio	961,280	850,549	650,471	351,854

PIMCO Long Duration Credit Bond Portfolio	11,151,334	12,410,400	3,409,017	1,713,484

PIMCO Low Duration Portfolio	756,604	370,860	226,283	66,521

PIMCO Moderate Duration Portfolio	7,956,504	7,792,735	427,978	245,883

PIMCO Mortgage and Short-Term Investments Portfolio	17,883,394	18,026,339	155,854	17,902

PIMCO Municipal Portfolio	0	0	9,341	10,793

PIMCO Real Return Portfolio	37,696	26,813	0	0

PIMCO Short-Term Portfolio	1,617,001	1,644,483	37,047	25,378

PIMCO Short-Term Floating NAV Portfolio II	1,335,058	25,000	931,698	742,744

PIMCO U.S. Government and Short-Term Investments Portfolio	94,402	112,691	0	1,028

PIMCO International Portfolio	0	0	0	42,693

PIMCO Short Asset Portfolio	2,528,648	402,559	1,329,245	1,104,573

PIMCO Short-Term Floating NAV Portfolio III	999,469	1,014,375	844,976	1,460,845

†	A zero balance may reflect actual amounts rounding to less than one thousand.

216	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO ABS and Short-Term Investments Portfolio				PIMCO EM Bond and Short-Term Investments Portfolio

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	43,869	$553,886	135,258	$1,672,164	5,024	$50,174	21,097	$208,077
Issued as reinvestment of distributions	4,312	54,336	13,540	168,734	1,184	11,760	48	493
Cost of shares redeemed	(22,869)	(288,766)	(109,379)	(1,358,302)	(4,585)	(45,886)	(19,554)	(193,053)

Net increase (decrease) resulting from Portfolio share transactions	25,312	$319,456	39,419	$482,596	1,623	$16,048	1,591	$15,517

	PIMCO High Yield and Short-Term Investments Portfolio				PIMCO Investment Grade Credit Bond Portfolio

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	7,964	$63,536	18,982	$140,902	109,685	$1,089,476	261,751	$2,534,407
Issued as reinvestment of distributions	1,450	11,829	3,891	29,149	5,908	58,841	13,794	136,765
Cost of shares redeemed	(9,160)	(73,647)	(14,405)	(107,109)	(88,104)	(875,600)	(128,249)	(1,258,561)

Net increase (decrease) resulting from Portfolio share transactions	254	$1,718	8,468	$62,942	27,489	$272,717	147,296	$1,412,611

	PIMCO Long Duration Credit Bond Portfolio				PIMCO Low Duration Portfolio

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	419,522	$5,429,820	1,026,900	$13,500,545	78,501	$789,107	69,008	$694,087
Issued as reinvestment of distributions	51,084	677,279	129,744	1,743,642	543	5,452	1,512	15,203
Cost of shares redeemed	(422,351)	(5,532,403)	(786,358)	(10,411,109)	(31,407)	(315,878)	(43,268)	(435,270)

Net increase (decrease) resulting from Portfolio share transactions	48,255	$574,696	370,286	$4,833,078	47,637	$478,681	27,252	$274,020

	PIMCO Moderate Duration Portfolio				PIMCO Mortgage and Short-Term Investments Portfolio

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	19,806	$203,748	91,181	$950,778	14,457	$159,369	35,628	$413,225
Issued as reinvestment of distributions	2,918	30,005	13,369	138,909	2,673	29,311	12,580	142,376
Cost of shares redeemed	(28,459)	(292,103)	(42,710)	(439,576)	(12,737)	(140,353)	(95,249)	(1,109,714)

Net increase (decrease) resulting from Portfolio share transactions	(5,735)	$(58,350)	61,840	$650,111	4,393	$48,327	(47,041)	$(554,113)

	PIMCO Municipal Portfolio				PIMCO Real Return Portfolio

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,901	$13,524	4,276	$30,220	948	$7,970	1,395	$12,220
Issued as reinvestment of distributions	311	2,203	1,193	8,457	360	3,030	1,301	11,013
Cost of shares redeemed	(2,306)	(16,345)	(8,399)	(59,021)	(635)	(5,335)	(75,664)	(659,663)

Net increase (decrease) resulting from Portfolio share transactions	(94)	$(618)	(2,930)	$(20,344)	673	$5,665	(72,968)	$(636,430)

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	217

Notes to Financial Statements	(Cont.)

	PIMCO Short-Term Portfolio				PIMCO Short-Term Floating NAV Portfolio II

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	0	$0	3,601	$33,307	2,380,120	$23,832,815	5,679,023	$56,849,714
Issued as reinvestment of distributions	480	4,500	1,409	13,201	463	4,637	2,705	27,075
Cost of shares redeemed	(3,524)	(33,146)	(16,399)	(153,008)	(2,324,957)	(23,280,493)	(4,913,812)	(49,186,568)

Net increase (decrease) resulting from Portfolio share transactions	(3,044)	$(28,646)	(11,389)	$(106,500)	55,626	$556,959	767,916	$7,690,221

	PIMCO U.S. Government and Short-Term Investments Portfolio				PIMCO International Portfolio

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	24,639	$235,436	48,138	$554,710	10,549	$58,550	20,241	$107,980
Issued as reinvestment of distributions	2,578	24,875	37,642	387,379	0	0	0	0
Cost of shares redeemed	(22,675)	(215,632)	(84,459)	(956,041)	(9,372)	(52,244)	(23,592)	(127,540)

Net increase (decrease) resulting from Portfolio share transactions	4,542	$44,679	1,321	$(13,952)	1,177	$6,306	(3,351)	$(19,560)

	PIMCO Short Asset Portfolio				PIMCO Short-Term Floating NAV Portfolio III

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	154,993	$1,554,330	354,467	$3,529,155	7,348,599	$72,464,600	20,797,853	$204,975,298
Issued as reinvestment of distributions	4,088	40,959	10,643	106,197	2,008	19,800	6,934	68,357
Cost of shares redeemed	(44,238)	(443,359)	(607,727)	(6,000,116)	(7,360,390)	(72,580,482)	(20,161,447)	(198,704,401)

Net increase (decrease) resulting from Portfolio share transactions	114,843	$1,151,930	(242,617)	$(2,364,764)	(9,783)	$(96,082)	643,340	$6,339,254

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Portfolio along with their respective percent ownership, if any, as of September 30, 2021. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO EM Bond and Short-Term Investments Portfolio	1	0	10%	0%

PIMCO Investment Grade Credit Bond Portfolio	1	0	10%	0%

PIMCO Mortgage and Short-Term Investments Portfolio	1	0	12%	0%

PIMCO Municipal Portfolio	1	0	11%	0%

PIMCO Real Return Portfolio	1	0	12%	0%

PIMCO U.S. Government and Short-Term Investments Portfolio	1	0	13%	0%

PIMCO International Portfolio	1	0	14%	0%

PIMCO Short Asset Portfolio	0	2	0%	53%

PIMCO Short-Term Floating NAV Portfolio III	0	2	0%	28%

218	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

14. BASIS FOR CONSOLIDATION

PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Portfolio“) in order to effect certain investments for the Consolidated Portfolio consistent with each Consolidated Portfolio’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Portfolio and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Portfolio and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Portfolio.

Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Portfolio Net Assets

PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.4%

PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.0%

PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	16.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2021, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	219

Notes to Financial Statements	(Cont.)	September 30, 2021	(Unaudited)

As of their last fiscal year ended March 31, 2021, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO ABS and Short-Term Investments Portfolio	$0	$0

PIMCO EM Bond and Short-Term Investments Portfolio	0	3,359

PIMCO High Yield and Short-Term Investments Portfolio	25,871	0

PIMCO Investment Grade Credit Bond Portfolio	0	0

PIMCO Long Duration Credit Bond Portfolio	0	0

PIMCO Low Duration Portfolio	0	0

PIMCO Moderate Duration Portfolio	0	0

PIMCO Mortgage and Short-Term Investments Portfolio	0	0

PIMCO Municipal Portfolio	0	0

PIMCO Real Return Portfolio*	14,567	20,842

PIMCO Short-Term Portfolio	0	70,671

PIMCO Short-Term Floating NAV Portfolio II	0	0

PIMCO U.S. Government and Short-Term Investments Portfolio	0	0

PIMCO International Portfolio	100,522	103,363

PIMCO Short Asset Portfolio	58,037	88,764

PIMCO Short-Term Floating NAV Portfolio III	2,543	26,338

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC Section 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO ABS and Short-Term Investments Portfolio	$6,084,101	$170,242	$(103,285)	$66,957

PIMCO EM Bond and Short-Term Investments Portfolio	560,753	33,451	(54,185)	(20,734)

PIMCO High Yield and Short-Term Investments Portfolio	516,063	82,615	(26,215)	56,400

PIMCO Investment Grade Credit Bond Portfolio	4,789,114	183,410	(17,898)	165,512

PIMCO Long Duration Credit Bond Portfolio	32,484,161	3,696,732	(302,640)	3,394,092

PIMCO Low Duration Portfolio	1,528,581	9,312	(1,663)	7,649

PIMCO Moderate Duration Portfolio	4,904,261	60,120	(21,616)	38,504

PIMCO Mortgage and Short-Term Investments Portfolio	3,338,632	64,511	(46,029)	18,482

PIMCO Municipal Portfolio	131,805	11,888	(146)	11,742

PIMCO Real Return Portfolio	103,483	5,481	(225)	5,256

PIMCO Short-Term Portfolio	491,911	9,008	(11,672)	(2,664)

PIMCO Short-Term Floating NAV Portfolio II	15,262,981	2,384	(235)	2,149

PIMCO U.S. Government and Short-Term Investments Portfolio	2,783,597	145,764	(205,346)	(59,582)

PIMCO International Portfolio	522,626	20,606	(15,373)	5,233

PIMCO Short Asset Portfolio	10,176,422	87,190	(57,510)	29,680

PIMCO Short-Term Floating NAV Portfolio III	23,577,817	79,330	(66,068)	13,262

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

220	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NOM	Nomura Securities International Inc.

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NXN	Natixis New York

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GRE	NatWest Markets Securities Inc.	RCY	Royal Bank of Canada

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC

BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.

BSN	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.

CIB	Canadian Imperial Bank of Commerce	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CDC	Natixis Securities Americas LLC	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDL	Toronto Dominion Bank London

CSN	Credit Suisse AG (New York)	MSR	Morgan Stanley & Co LLC FICC Repo	TDM	TD Securities (USA) LLC

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	ILS	Israeli Shekel	RUB	Russian Ruble

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	USD	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFRRATE	Secured Overnight Financing Rate

BADLARPP	Argentina Badlar Floating Rate Notes	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate

BBSW3M	3 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index

CDX.EM	Credit Derivatives Index - Emerging Markets	MAKA5DAY	Israel Gilon 5 Day	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	US0006M	ICE 6-Month USD LIBOR

CMBX	Commercial Mortgage-Backed Index	PRIME	Daily US Prime Rate	USSW10	10 Year USSW Rate

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

AID	Agency International Development	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	RMBS	Residential Mortgage-Backed Security

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)

CLO	Collateralized Loan Obligation

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	221

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Short PLUS Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and a significant amount of information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO and, where relevant, financial information for Research Affiliates;

information regarding the profitability to PIMCO of its relationship with the Portfolios; and information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Investment Advisory Contract and Supervision and Administration Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation,

222	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Portfolios; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office;

development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Portfolios’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the sub-advisory services provided by Research Affiliates to PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreement has benefited, and will likely continue to benefit, the Portfolios and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	223

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year. The Board considered those Portfolios that had outperformed their respective benchmarks on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over certain short- and long-term periods. With respect to Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. PIMCO reported to the Board regarding actions that PIMCO has taken to attempt to improve performance and PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods with Board approval. The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). In addition, the Board noted the expense limitation agreement in place with respect to each Portfolio. The Board noted the unique structure of the Portfolios, in that only separate account or other clients of PIMCO or other registered investment companies managed by PIMCO, in the case of the PAPS

Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio, are eligible to invest in the Portfolios. The Board also noted that only the PIMCO All Asset Fund, the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Fund are eligible to invest in the PAPS All Asset: Multi-Real Fund, the PAPS All Asset: Multi-RAE PLUS Fund and the PAPS All Asset: Multi-Short PLUS Fund. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients that invest in the Portfolios pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets the client account fees by the amount of the Portfolios’ advisory fees and all or a portion of the Portfolios’ supervisory and administrative fees that the client account incurs by investing in the Portfolios. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO. Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and Subsidiary Agreements, that the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expenses of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates with respect to the Portfolio. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all

224	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

separate accounts as relevant to separate account investments in the Portfolios. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business as relevant to separate account investments in the Portfolios. The Board considered the existence of any economies of scale and found that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, the Portfolios’ fee levels inherently reflect certain such economies of scale. The Board then considered the ways in which economies of scale, if any, are shared with shareholders, such as PIMCO’s investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid.

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for discretionary investment management services it provides to separate account clients that invest in the Portfolios.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the fees paid to PIMCO by the Portfolios under the Agreements and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	225

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September, 2021 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year.

See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Investment Grade Credit Bond Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0405	$0.0000	$0.0000	$0.0405

September 2021	$0.0795	$0.0000	$0.0000	$0.0795

PIMCO Municipal Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0244	$0.0000	$0.0000	$0.0244

September 2021	$0.0838	$0.0000	$0.0000	$0.0838

PIMCO High Yield and Short-Term Investments Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0601	$0.0000	$0.0000	$0.0601

September 2021	$0.1220	$0.0000	$0.0000	$0.1220

PIMCO U.S. Government and Short-Term Investments Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0351	$0.0000	$0.0000	$0.0351

September 2021	$0.0750	$0.0000	$0.0000	$0.0750

PIMCO Mortgage and Short-Term Investments Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0736	$0.0000	$0.0000	$0.0736

September 2021	$0.1433	$0.0000	$0.0000	$0.1433

PIMCO ABS and Short-Term Investments Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0520	$0.0000	$0.0000	$0.0520

September 2021	$0.0871	$0.0000	$0.0000	$0.0871

PIMCO Long Duration Credit Bond Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0827	$0.0000	$0.0000	$0.0827

September 2021	$0.2025	$0.0000	$0.0000	$0.2025

PIMCO International Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0000	$0.0000	$0.0000	$0.0000

September 2021	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO EM Bond and Short-Term Investments Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0747	$0.0000	$0.0000	$0.0747

September 2021	$0.1453	$0.0000	$0.0000	$0.1453

226	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

PIMCO Real Return Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0885	$0.0000	$0.0000	$0.0885

September 2021	$0.3484	$0.0000	$0.0000	$0.3484

PIMCO Short Asset Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2021	$0.0084	$0.0000	$0.0000	$0.0084

May 2021	$0.0075	$0.0000	$0.0000	$0.0075

June 2021	$0.0073	$0.0000	$0.0000	$0.0073

July 2021	$0.0077	$0.0000	$0.0000	$0.0077

August 2021	$0.0072	$0.0000	$0.0000	$0.0072

September 2021	$0.0070	$0.0000	$0.0000	$0.0070

PIMCO Low Duration Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0102	$0.0000	$0.0000	$0.0102

September 2021	$0.0281	$0.0000	$0.0000	$0.0281

PIMCO Moderate Duration Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0242	$0.0000	$0.0000	$0.0242

September 2021	$0.0481	$0.0000	$0.0000	$0.0481

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	227

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

PAPS4001SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

Private Account Portfolio Series

PIMCO All Asset: Multi-RAE PLUS Fund

PIMCO All Asset: Multi-Short PLUS Fund

PIMCO All Asset: Multi-Real Fund

(1)	Consolidated Schedule of Investments

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO All Asset: Multi-Short PLUS Fund, PIMCO All Asset: Multi-Real Fund and PIMCO All Asset: Multi-RAE PLUS Fund Annual Report, which covers the period from the Fund’s inception on September 15, 2020, September 22, 2020 and October 6, 2020 respectively to September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and

2	PRIVATE ACCOUNT PORTFOLIO SERIES

emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Portfolios investments, please contact your account manager.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset: Multi-RAE PLUS Fund, PIMCO All Asset: Multi-Real Fund and PIMCO All Asset: Multi-Short PLUS Fund (each a “Fund” and collectively, the “Funds”).

Shares of the Funds may be purchased only by the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and the PIMCO All Asset Portfolio, a series of PIMCO Variable Insurance Trust. The PIMCO All Asset: Multi-Real Fund may invest directly or indirectly (through investment in a wholly-owed subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility that investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well diversified investment fund. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s Offering Memorandum and in the Principal and Other Risks in the Notes to the Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s offering memorandum, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”). Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO All Asset: Multi-Short PLUS Fund	09/15/20	Non-diversified
PIMCO All Asset: Multi-Real Fund	09/22/20	Non-diversified
PIMCO All Asset: Multi-RAE PLUS Fund	10/06/20	Non-diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s Offering Memorandum, the Trust’s Offering Memorandum Supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent Offering Memorandum or use a new Offering Memorandum or Offering Memorandum Supplement with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Offering Memorandum or Offering Memorandum Supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	5

Important Information About the Funds	(Cont.)

fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available upon request by calling PIMCO at (888) 87-PIMCO.

Daily updates on the net asset value of a Fund may be obtained by calling (888) 87-PIMCO.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Funds to use derivatives and reverse repurchase agreements and similar financing transactions as part of their investment strategies and may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Funds is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Funds is uncertain at this time.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO All Asset: Multi-RAE PLUS Fund

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of September 30, 2021†§

Short-Term Instruments‡	66.4%

Asset-Backed Securities	15.2%

Corporate Bonds & Notes	7.0%

U.S. Treasury Obligations	6.6%

Non-Agency Mortgage-Backed Securities	3.5%

Sovereign Issues	0.7%

U.S. Government Agencies	0.4%

Other	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Cumulative Total Return for the period ended September 30, 2021

	6 Months*	Fund Inception (10/06/20)
PIMCO All Asset: Multi-RAE PLUS Fund	0.19%	29.85%
MSCI All Country World Value Index	3.39%	29.33%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO All Asset: Multi-RAE PLUS Fund seeks total return, consistent with prudent investment management, under normal circumstances, by obtaining long exposures to a portfolio of stocks and complementing these equity exposures with an absolute return bond alpha strategy (“AR Bond Alpha Strategy”). In addition to long equity exposures, the Fund may also obtain short exposure to equity markets, but will not normally seek to obtain a net short equity exposure. In managing the Fund’s equity exposures, PIMCO utilizes an approach that is designed to have flexibility with respect to different equity markets, segments and issuers, such as global regions and countries, sectors and market capitalizations. The Fund may principally use derivatives (such as, but not limited to, futures contracts, swap agreements or options) to obtain its equity exposures. The Fund’s sub-adviser, Research Affiliates, will determine the target mix of long and short equity exposures for the Fund. In doing so, Research Affiliates considers a broad range of quantitative data and qualitative inputs, both in isolation and to a material degree as inputs into a series of quantitative models that inform the final allocation and trading decisions, which are made by the Fund’s portfolio managers. Fund strategies may change from time to time. Please refer to the Fund’s current offering memorandum for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to U.S. small cap stocks detracted from performance, as these securities fell in value.

»	Short exposure to U.S. large cap stocks detracted from performance, as these securities gained in value.

»	Long exposure to U.S. large cap and U.S. small cap value stocks contributed to performance, as these securities gained in value.

»	An allocation to emerging markets value equities contributed to performance, as these securities generally gained in value.

»	An allocation to developed ex-U.S. value equities contributed to performance, as these securities generally gained in value.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Long exposure to U.S. interest rates contributed to performance where interest rates fell.

»	Holdings of non-agency mortgages contributed to performance, as the value of these securities increased.

»	Short exposure to United Kingdom inflation expectations detracted from performance, as U.K. inflation expectations rose.

»	Long exposure to Brazilian interest rates detracted from performance, as interest rates rose.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	7

PIMCO All Asset: Multi-Short PLUS Fund

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of September 30, 2021†§

Short-Term Instruments‡	53.0%

Asset-Backed Securities	21.3%

U.S. Treasury Obligations	9.0%

Corporate Bonds & Notes	8.5%

U.S. Government Agencies	3.5%

Non-Agency Mortgage-Backed Securities	3.2%

Sovereign Issues	1.1%

Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	Fund Inception (09/15/20)
PIMCO All Asset: Multi-Short PLUS Fund	(8.48)%	(23.20)%	(21.65)%
MSCI All Country World Index	6.26%	27.44%	24.16%
Inverse of MSCI All Country World Index	(6.33)%	(23.39)%	(21.36)%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO All Asset: Multi-Short PLUS Fund seeks total return, consistent with prudent investment management, under normal circumstances, by obtaining short exposures to equity markets and complementing these equity exposures with an absolute return bond alpha strategy (“AR Bond Alpha Strategy”), such that the Fund’s net asset value may vary inversely with the value of the equity markets on a daily basis, subject to certain limitations summarized below. The Fund will not normally seek to obtain a net positive equity exposure. In managing the Fund’s equity exposures, PIMCO utilizes an approach that is designed to have flexibility with respect to different equity markets, segments and issuers, such as global regions and countries, sectors and market capitalizations. The Fund may principally use derivatives (such as, but not limited to, futures contracts, swap agreements or options) to obtain its equity exposures. The Fund’s sub-adviser, Research Affiliates, will determine the target mix of short equity exposures for the Fund. In doing so, Research Affiliates considers a broad range of quantitative data and qualitative inputs, both in isolation and to a material degree as inputs into a series of quantitative models that inform the final allocation and trading decisions, which are made by the Fund’s portfolio managers. Fund strategies may change from time to time. Please refer to the Fund’s current offering memorandum for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Long exposure to U.S. interest rates contributed to performance where interest rates fell.

»	Holdings of non-agency mortgages contributed to performance, as the value of these securities increased.

»	Short exposure to United Kingdom inflation expectations detracted from performance, as United Kingdom inflation expectations rose.

»	Long exposure to Brazilian interest rates detracted from performance, as interest rates rose.

»	Inverse exposure to U.S. equities detracted from performance, as the S&P 500 gained.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO All Asset: Multi-Real Fund

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Treasury Obligations	66.9%

Real Estate Investment Trusts	10.6%

Short-Term Instruments‡	8.8%

Asset-Backed Securities	6.0%

Sovereign Issues	3.4%

U.S. Government Agencies	2.0%

Corporate Bonds & Notes	1.8%

Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	Fund Inception (09/22/20)
PIMCO All Asset: Multi-Real Fund	22.90%	54.39%	54.45%
Bloomberg U.S. TIPS Index	5.06%	5.19%	5.35%
50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index	17.09%	41.90%	41.36%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO All Asset: Multi-Real Fund seeks real return, consistent with prudent investment management, by investing under normal circumstances in derivatives linked to real assets, such as real estate-linked derivative instruments, commodity-linked derivative instruments and master limited partnership- (“MLP”) linked derivative instruments, and complementing these exposures with a portfolio of inflation-linked securities and other Fixed Income Instruments. Real Assets are defined as investments that are expected to preserve their value in periods of high or rising inflation, such as real estate, commodities and companies involved with natural resources such as MLPs. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities and may also be represented by forwards or derivatives such as options, futures contracts or swap agreements. In managing the Fund’s exposures, PIMCO utilizes an approach that is designed to have flexibility with respect to various Real Asset exposures. The Fund’s sub-adviser, Research Affiliates, will determine the target mix of Real Assets for the Fund. In doing so, Research Affiliates considers a broad range of quantitative data and qualitative inputs, both in isolation and to a material degree as inputs into a series of quantitative models that inform the final allocation and trading decisions, which are made by the Fund’s portfolio managers. Fund strategies may change from time to time. Please refer to the Fund’s current offering memorandum for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to real estate investment trusts (REITs) contributed to absolute performance, as REITs, as measured by the Dow Jones U.S. Select REIT Index, posted positive returns.

»	Exposure to a diversified mix of commodities contributed to absolute performance, as commodities, as measured by the Bloomberg Commodity Index Total Return (BCOM), posted gains.

»	Exposure to master limited partnerships (MLPs) contributed to absolute performance, as MLPs, as measured by the Alerian MLP Index, posted positive returns.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	The structural allocation to U.S. Treasury Inflation-Protected Securities (TIPS) as collateral within the Fund contributed to absolute performance, as U.S. TIPS, as measured by the Bloomberg U.S. TIPS Index, outperformed financing rates, as measured by 1 Month USD LIBOR.

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened and the values of these securities increased.

»	There were no material detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	9

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your Fund, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO All Asset: Multi-RAE PLUS Fund	$1,000.00	$1,001.90	$4.47	$1,000.00	$1,020.61	$4.51	0.89%
PIMCO All Asset: Multi-Short PLUS Fund	1,000.00	915.20	3.60	1,000.00	1,021.31	3.80	0.75
PIMCO All Asset: Multi-Real Fund (Consolidated)	1,000.00	1,229.00	4.30	1,000.00	1,021.21	3.90	0.77

* Expenses Paid During Period are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

Benchmark Descriptions

Index*	Benchmark Description

50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index	The benchmark is a blend of 50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index. The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized by US T-bills. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

Bloomberg U.S. TIPS Index	Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

Inverse of MSCI All Country World Index	Inverse of MSCI All Country World Index is the negative equivalent of the return of the MSCI All Country World Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of a group of country indices comprising developed and emerging market country indices.

MSCI All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of a group of country indices comprising developed and emerging market country indices.

MSCI All Country World Value Index	The MSCI All Country World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across a group of developed markets countries and emerging markets countries. The value investment style characteristics for index construction of the MSCI All Country World Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	11

Financial Highlights

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Period Ended^:	Net Asset Value Beginning of Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset: Multi-RAE PLUS Fund

04/01/2021 - 09/30/2021+	$11.60	$(0.01)	$0.06	$0.05	$(0.68)	$0.00	$0.00	$(0.68)

10/06/2020 - 03/31/2021	10.00	(0.01)	2.94	2.93	(1.32)	(0.01)	0.00	(1.33)

PIMCO All Asset: Multi-Short PLUS Fund

04/01/2021 - 09/30/2021+	$8.25	$0.01	$(0.71)	$(0.70)	$0.00	$0.00	$0.00	$0.00

09/15/2020 - 03/31/2021	10.00	0.02	(1.52)	(1.50)	(0.08)	(0.17)	0.00	(0.25)

PIMCO All Asset: Multi-Real Fund (Consolidated)

04/01/2021 - 09/30/2021+	$12.30	$0.43	$2.39	$2.82	$(1.65)	$0.00	$0.00	$(1.65)

09/22/2020 - 03/31/2021	10.00	0.04	2.64	2.68	(0.38)	0.00	0.00	(0.38)

+	Unaudited
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Period(a)	Total Return(c)	Net Assets End of Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.97	0.19%	$4,153,954	0.89	%*	0.89	%*	0.89	%*	0.89	%*	(0.16	)%*	27%

11.60	29.59	3,218,304	0.90	*	0.90	*	0.89	*	0.89	*	(0.15	)*	100

$7.55	(8.48)%	$224,629	0.75	%*	0.75	%*	0.75	%*	0.75	%*	0.27	%*	36%

8.25	(15.24)	220,073	0.76	*	0.80	*	0.74	*	0.78	*	0.49	*	170

$13.47	23.00%	$2,741,680	0.77	%*	0.85	%*	0.74	%*	0.82	%*	6.20	%*	45%

12.30	26.87	1,621,140	0.81	*	0.88	*	0.75	*	0.82	*	0.70	*	87

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	13

Statements of Assets and Liabilities	September 30, 2021 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi- RAE PLUS Fund	PIMCO All Asset: Multi- Short PLUS Fund

Assets:

Investments, at value
Investments in securities*	$2,961,683	$200,596
Investments in Affiliates	1,312,297	18,886
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,983	1,237
Over the counter	22,934	5,578
Cash	14,128	1,873
Deposits with counterparty	9,325	1,106
Foreign currency, at value	10,994	903
Receivable for investments sold	22,318	1,037
Receivable for TBA investments sold	106	0
Interest and/or dividends receivable	4,444	309
Dividends receivable from Affiliates	321	20
Total Assets	4,361,533	231,545

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$1,274	$86
Over the counter	78,195	2,859
Payable for investments purchased	104,621	120
Payable for investments in Affiliates purchased	321	20
Payable for TBA investments purchased	159	0
Deposits from counterparty	19,752	3,650
Accrued investment advisory fees	2,340	119
Accrued supervisory and administrative fees	914	61
Accrued reimbursement to PIMCO	0	1
Other liabilities	3	0
Total Liabilities	207,579	6,916

Net Assets	$4,153,954	$224,629

Net Assets Consist of:

Paid in capital	$4,185,914	$282,020
Distributable earnings (accumulated loss)	(31,960)	(57,391)

Net Assets	$4,153,954	$224,629

Shares Issued and Outstanding	378,632	29,737

Net Asset Value Per Share Outstanding(a):	$10.97	$7.55

Cost of investments in securities	$2,971,717	$201,553
Cost of investments in Affiliates	$1,312,350	$18,901
Cost of foreign currency held	$11,076	$915
Cost or premiums of financial derivative instruments, net	$38,595	$564

* Includes repurchase agreements of:	$147,300	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

14	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	PIMCO All Asset: Multi-Real Fund	September 30, 2021 (Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$4,011,586
Investments in Affiliates	8,618
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,659
Over the counter	27,830
Cash	3,184
Deposits with counterparty	11,260
Foreign currency, at value	6,113
Receivable for investments sold	19,943
Receivable for TBA investments sold	72,799
Interest and/or dividends receivable	4,699
Reimbursement receivable from PIMCO	168
Total Assets	4,168,859

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,020,116
Payable for sale-buyback transactions	171,559
Financial Derivative Instruments
Exchange-traded or centrally cleared	980
Over the counter	18,305
Payable for investments purchased	48,166
Payable for TBA investments purchased	151,071
Deposits from counterparty	15,119
Accrued investment advisory fees	1,241
Accrued supervisory and administrative fees	620
Other liabilities	2
Total Liabilities	1,427,179

Net Assets	$2,741,680

Net Assets Consist of:

Paid in capital	$2,411,653
Distributable earnings (accumulated loss)	330,027

Net Assets	$2,741,680

Shares Issued and Outstanding	203,608

Net Asset Value Per Share Outstanding(a):	$13.47

Cost of investments in securities	$3,941,608
Cost of investments in Affiliates	$8,617
Cost of foreign currency held	$6,155
Cost or premiums of financial derivative instruments, net	$(2,184)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	15

Statements of Operations

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset: Multi- RAE PLUS Fund	PIMCO All Asset: Multi- Short PLUS Fund

Investment Income:

Interest	$13,087	$1,413
Dividends	22	0
Dividends from Investments in Affiliates	1,499	110
Total Income	14,608	1,523

Expenses:

Investment advisory fees	12,752	734
Supervisory and administrative fees	4,982	374
Trustee fees	6	1
Interest expense	66	4
Miscellaneous expense	22	7
Total Expenses	17,828	1,120
Waiver and/or Reimbursement by PIMCO	(2)	(0)
Net Expenses	17,826	1,120

Net Investment Income (Loss)	(3,218)	403

Net Realized Gain (Loss):

Investments in securities	(35)	(67)
Investments in Affiliates	9	0
Exchange-traded or centrally cleared financial derivative instruments	788	(14,890)
Over the counter financial derivative instruments	48,328	(25,788)
Foreign currency	(174)	(79)

Net Realized Gain (Loss)	48,916	(40,824)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	11,866	1,186
Investments in Affiliates	13	(11)
Exchange-traded or centrally cleared financial derivative instruments	(8,037)	2,448
Over the counter financial derivative instruments	(55,021)	9,573
Foreign currency assets and liabilities	(444)	(69)

Net Change in Unrealized Appreciation (Depreciation)	(51,623)	13,127

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,925)	$(27,294)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Operations	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)

Investment Income:

Interest	$72,312
Dividends	5,959
Dividends from Investments in Affiliates	3
Total Income	78,274

Expenses:

Investment advisory fees	6,130
Supervisory and administrative fees	3,060
Trustee fees	3
Interest expense	318
Miscellaneous expense	55
Total Expenses	9,566
Waiver and/or Reimbursement by PIMCO	(931)
Net Expenses	8,635

Net Investment Income (Loss)	69,639

Net Realized Gain (Loss):

Investments in securities	10,187
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	(6,430)
Over the counter financial derivative instruments	226,753
Foreign currency	(311)

Net Realized Gain (Loss)	230,196

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	59,195
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(2,498)
Over the counter financial derivative instruments	38,450
Foreign currency assets and liabilities	(443)

Net Change in Unrealized Appreciation (Depreciation)	94,705

Net Increase (Decrease) in Net Assets Resulting from Operations	$394,540

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	17

Statements of Changes in Net Assets

	PIMCO All Asset: Multi-RAE PLUS Fund		PIMCO All Asset: Multi-Short PLUS Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Inception date through March 31, 2021(a)	Six Months Ended September 30, 2021 (Unaudited)	Inception date through March 31, 2021(b)

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$(3,218)	$(1,515)	$403	$447
Net realized gain (loss)	48,916	527,165	(40,824)	(17,560)
Net change in unrealized appreciation (depreciation)	(51,623)	(20,181)	13,127	(9,284)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,925)	505,469	(27,294)	(26,397)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(230,003)	(301,501)	0	(3,700)

Total Distributions(c)	(230,003)	(301,501)	0	(3,700)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	1,171,578	3,014,336	31,850	250,170

Total Increase (Decrease) in Net Assets	935,650	3,218,304	4,556	220,073

Net Assets:

Beginning of period	3,218,304	0	220,073	0
End of period	$4,153,954	$3,218,304	$224,629	$220,073

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was October 6, 2020.
(b)	Inception date of the Fund was September 15, 2020.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Inception date through March 31, 2021(a)

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$69,639	$4,195
Net realized gain (loss)	230,196	266,405
Net change in unrealized appreciation (depreciation)	94,705	(14,860)

Net Increase (Decrease) in Net Assets Resulting from Operations	394,540	255,740

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(275,001)	(45,252)

Total Distributions(b)	(275,001)	(45,252)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	1,001,001	1,410,652

Total Increase (Decrease) in Net Assets	1,120,540	1,621,140

Net Assets:

Beginning of period	1,621,140	0
End of period	$2,741,680	$1,621,140

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was September 22, 2020.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	19

Consolidated Statement of Cash Flows	PIMCO All Asset: Multi-Real Fund

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)
Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$394,540

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(2,645,636)
Proceeds from sales of long-term securities	1,378,109
(Purchases) Proceeds from sales of short-term portfolio investments, net	(120,518)
(Increase) decrease in deposits with counterparty	(5,259)
(Increase) decrease in receivable for investments sold	28,714
(Increase) decrease in interest and/or dividends receivable	(1,539)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(10,279)
Proceeds from (Payments on) over the counter financial derivative instruments	226,687
(Increase) decrease in reimbursement receivable from PIMCO	(79)
Increase (decrease) in payable for investments purchased	(36,954)
Increase (decrease) in deposits from counterparty	(11,318)
Increase (decrease) in accrued investment advisory fees	492
Increase (decrease) in accrued supervisory and administrative fees	246
Proceeds from (Payments on) short sales transactions, net	(10,103)
Proceeds from (Payments on) foreign currency transactions	(754)
Increase (decrease) in other liabilities	2
Net Realized (Gain) Loss
Investments in securities	(10,187)
Investments in Affiliates	3
Exchange-traded or centrally cleared financial derivative instruments	6,430
Over the counter financial derivative instruments	(226,753)
Foreign currency	311
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(59,195)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	2,498
Over the counter financial derivative instruments	(38,450)
Foreign currency assets and liabilities	443
Net amortization (accretion) on investments	17,057

Net Cash Provided by (Used for) Operating Activities	(1,121,493)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	908,400
Payments on shares redeemed	(182,400)
Cash distributions paid*	0
Proceeds from reverse repurchase agreements	8,165,859
Payments on reverse repurchase agreements	(7,757,792)
Proceeds from sale-buyback transactions	12,060,332
Payments on sale-buyback transactions	(12,073,185)

Net Cash Received from (Used for) Financing Activities	1,121,214

Net Increase (Decrease) in Cash and Foreign Currency	(279)

Cash and Foreign Currency:

Beginning of period	9,576
End of period	$9,297

* Reinvestment of distributions	$275,001

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$285

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

20	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 71.3%

CORPORATE BONDS & NOTES 7.2%

BANKING & FINANCE 4.4%

AerCap Ireland Capital DAC
4.125% due 07/03/2023		$804	$846
4.625% due 07/01/2022		400	412

American Tower Corp.
1.000% due 01/15/2032	EUR	496	571
3.800% due 08/15/2029		$836	928

Aviation Capital Group LLC
2.875% due 01/20/2022		48	48
4.125% due 08/01/2025		1,200	1,292
4.375% due 01/30/2024		12	13
5.500% due 12/15/2024		1,060	1,188

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	396
2.528% due 11/18/2027		1,905	1,875
4.250% due 04/15/2026		700	753

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(i)(j)	EUR	2,400	2,983

Bank of America Corp.
3.974% due 02/07/2030 •		$143	160

Bank of Ireland Group PLC
7.500% due 05/19/2025 •(i)(j)	EUR	300	409

Barclays Bank PLC
7.625% due 11/21/2022 (j)		$282	302

Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		924	940
7.125% due 06/15/2025 •(i)(j)	GBP	1,448	2,190
7.250% due 03/15/2023 •(i)(j)		2,400	3,450
7.750% due 09/15/2023 •(i)(j)		$1,700	1,857
7.875% due 03/15/2022 •(i)(j)		3,200	3,280
7.875% due 09/15/2022 •(i)(j)	GBP	800	1,139

BNP Paribas S.A.
1.323% due 01/13/2027 •		$3,500	3,443

CIT Group, Inc.
5.000% due 08/15/2022		50	52

Credit Suisse Group AG
3.091% due 05/14/2032 •		1,700	1,740
4.194% due 04/01/2031 •		250	280
5.250% due 02/11/2027 •(i)(j)		2,400	2,517
6.250% due 12/18/2024 •(i)(j)		1,700	1,836
6.375% due 08/21/2026 •(i)(j)		506	557
7.125% due 07/29/2022 •(i)(j)		600	624
7.250% due 09/12/2025 •(i)(j)		200	222
7.500% due 07/17/2023 •(i)(j)		800	857
7.500% due 12/11/2023 •(i)(j)		5,500	6,021

Crown Castle International Corp.
4.300% due 02/15/2029		351	399

Deutsche Bank AG
1.354% (US0003M + 1.230%) due 02/27/2023 ~		2,766	2,797
1.375% due 09/03/2026 •	EUR	1,900	2,285
1.625% due 01/20/2027		3,600	4,395
1.750% due 01/17/2028		300	368
1.750% due 11/19/2030 •		1,700	2,076
2.129% due 11/24/2026 •(k)		$4,400	4,471
3.035% due 05/28/2032 •(k)		3,100	3,148
3.547% due 09/18/2031 •		4,283	4,574
3.961% due 11/26/2025 •		1,993	2,156
4.250% due 10/14/2021		7,091	7,099

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		43	43

Equinix, Inc.
1.550% due 03/15/2028		222	217

Equitable Holdings, Inc.
4.350% due 04/20/2028		892	1,017

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	797	1,022

Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •		711	821
1.198% (US0003M + 1.080%) due 08/03/2022 ~		$244	243

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.087% due 01/09/2023		$637	$647
3.219% due 01/09/2022		600	602
3.350% due 11/01/2022		3,200	3,260
3.375% due 11/13/2025		1,300	1,337
3.550% due 10/07/2022		216	220
3.813% due 10/12/2021		200	200
4.063% due 11/01/2024		600	632
4.140% due 02/15/2023		200	205
4.687% due 06/09/2025		200	214
5.125% due 06/16/2025		1,200	1,305
5.584% due 03/18/2024		600	646

General Motors Financial Co., Inc.
1.135% (US0003M + 0.990%) due 01/05/2023 ~		6	6
1.222% (US0003M + 1.100%) due 11/06/2021 ~		67	67
1.442% (US0003M + 1.310%) due 06/30/2022 ~		28	28

Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		143	162

GSPA Monetization Trust
6.422% due 10/09/2029		221	237

Healthcare Realty Trust, Inc.
2.400% due 03/15/2030		241	242

HSBC Holdings PLC
2.357% due 08/18/2031 •		431	427
3.000% due 05/29/2030 •	GBP	505	719
4.000% due 03/09/2026 •(i)(j)		$1,500	1,508
4.950% due 03/31/2030		200	238
5.250% due 09/16/2022 •(i)(j)	EUR	2,400	2,872
6.250% due 03/23/2023 •(i)(j)		$1,000	1,044

ING Groep NV
5.750% due 11/16/2026 •(i)(j)		500	548
6.875% due 04/16/2022 •(i)(j)		200	206

International Lease Finance Corp.
5.875% due 08/15/2022		34	36

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(i)(j)	EUR	1,650	2,336

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		$862	881

Lloyds Banking Group PLC
4.550% due 08/16/2028		266	307
7.500% due 09/27/2025 •(i)(j)		1,515	1,758
7.625% due 06/27/2023 •(i)(j)	GBP	358	521
7.875% due 06/27/2029 •(i)(j)		600	1,034

Nationwide Building Society
4.363% due 08/01/2024 •		$462	492

Natwest Group PLC
1.595% (US0003M + 1.470%) due 05/15/2023 ~		222	224
1.682% (US0003M + 1.550%) due 06/25/2024 ~		3,314	3,384
4.269% due 03/22/2025 •		378	408
4.519% due 06/25/2024 •		388	413
4.892% due 05/18/2029 •		6,239	7,270
5.076% due 01/27/2030 •		222	262
8.000% due 08/10/2025 •(i)(j)		258	305

Nissan Motor Acceptance Co. LLC
0.822% due 09/28/2022 •		111	111
2.600% due 09/28/2022		309	315
2.650% due 07/13/2022		608	617
2.750% due 03/09/2028		5,300	5,361

Nomura Holdings, Inc.
1.851% due 07/16/2025		345	350
2.679% due 07/16/2030		409	413

OneMain Finance Corp.
5.625% due 03/15/2023		66	70
6.125% due 05/15/2022		57	59

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,500	1,546

Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		562	609

Skandinaviska Enskilda Banken AB
5.625% due 05/13/2022 •(i)(j)		600	614

SL Green Realty Corp.
4.500% due 12/01/2022		416	430

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Generale S.A.
7.875% due 12/18/2023 •(i)(j)		$2,700	$2,982

Standard Chartered PLC
1.456% due 01/14/2027 •		3,800	3,743
7.500% due 04/02/2022 •(i)(j)		400	412
7.750% due 04/02/2023 •(i)(j)		700	755

Stellantis Finance US, Inc.
2.691% due 09/15/2031		10,300	10,206

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		991	977

UBS AG
5.125% due 05/15/2024 (j)		9,604	10,517
7.625% due 08/17/2022 (j)		1,199	1,271

UBS Group AG
4.375% due 02/10/2031 •(i)(j)		1,600	1,620

UniCredit SpA
6.572% due 01/14/2022		1,177	1,196

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	2,614
2.393% due 06/02/2028 •		$12,942	13,359
2.879% due 10/30/2030 •		1,600	1,672
3.000% due 04/22/2026		67	72

Weyerhaeuser Co.
4.000% due 04/15/2030		354	400

WP Carey, Inc.
4.250% due 10/01/2026		55	62

WPC Eurobond BV
2.250% due 04/09/2026	EUR	2,208	2,770

			182,638

INDUSTRIALS 2.3%

Aker BP ASA
2.875% due 01/15/2026		$450	476

AP Moller - Maersk A/S
3.750% due 09/22/2024		55	59

BAT Capital Corp.
3.222% due 08/15/2024		86	91

BAT International Finance PLC
3.950% due 06/15/2025		152	165

Boeing Co.
2.750% due 02/01/2026		800	834
3.250% due 02/01/2035		500	500

Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,454
3.187% due 11/15/2036		36	36
3.419% due 04/15/2033		1,200	1,243
3.469% due 04/15/2034		5,150	5,308
3.500% due 02/15/2041		800	792
3.750% due 02/15/2051		300	300
4.150% due 11/15/2030		664	736

Canadian Pacific Railway Co.
4.500% due 01/15/2022		43	43

CCO Holdings LLC
4.500% due 06/01/2033		900	917

Centene Corp.
4.625% due 12/15/2029		55	60

Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~		1,032	1,062
3.900% due 06/01/2052		4,000	3,992
4.908% due 07/23/2025		789	888

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		900	977

CVS Health Corp.
3.625% due 04/01/2027		18	20
3.750% due 04/01/2030		86	96
4.125% due 04/01/2040		18	21
4.250% due 04/01/2050		196	231

CVS Pass-Through Trust
6.943% due 01/10/2030		36	44

DAE Funding LLC
1.625% due 02/15/2024		2,100	2,089
2.625% due 03/20/2025		900	918

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	21

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 03/20/2028		$900	$930
5.250% due 11/15/2021		22	22

Dell International LLC
4.900% due 10/01/2026		22	25
5.300% due 10/01/2029		65	79
5.850% due 07/15/2025		822	957

Delta Air Lines, Inc.
4.500% due 10/20/2025		182	195

Energy Transfer LP
4.250% due 03/15/2023		107	112
5.000% due 10/01/2022		22	23

Equinor ASA
3.125% due 04/06/2030		18	20
3.700% due 04/06/2050		18	21

Expedia Group, Inc.
2.950% due 03/15/2031		700	708
4.625% due 08/01/2027		400	454
6.250% due 05/01/2025		1,823	2,102

Hyatt Hotels Corp.
1.800% due 10/01/2024 (c)		7,100	7,116

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (d)	EUR	1,481	1,745

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (d)		$567	592

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (d)		288	315

Imperial Brands Finance PLC
3.125% due 07/26/2024		330	347
3.500% due 07/26/2026		1,527	1,635
3.875% due 07/26/2029		345	371

INEOS Finance PLC
2.125% due 11/15/2025	EUR	1,945	2,246

Kraft Heinz Foods Co.
5.000% due 07/15/2035		$30	37
5.200% due 07/15/2045		38	48

Micron Technology, Inc.
4.185% due 02/15/2027		36	40
5.327% due 02/06/2029		187	223

MPLX LP
2.650% due 08/15/2030		1,100	1,105

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		570	593
3.522% due 09/17/2025		1,856	1,974
4.345% due 09/17/2027		6,531	7,179
4.810% due 09/17/2030		4,300	4,839

Oracle Corp.
3.600% due 04/01/2040		18	19
3.850% due 04/01/2060		1,138	1,159
3.950% due 03/25/2051 (k)		3,700	3,909

Perrigo Finance Unlimited Co.
3.150% due 06/15/2030		900	932

Rolls-Royce PLC
1.625% due 05/09/2028	EUR	400	447
4.625% due 02/16/2026		100	129

Sands China Ltd.
2.850% due 03/08/2029		$2,800	2,698
3.250% due 08/08/2031		2,800	2,707
4.375% due 06/18/2030		500	523
5.125% due 08/08/2025		1,039	1,120
5.400% due 08/08/2028		8,779	9,706

Saudi Arabian Oil Co.
3.250% due 11/24/2050		1,200	1,147

Southern Co.
3.700% due 04/30/2030		123	135

T-Mobile USA, Inc.
2.250% due 02/15/2026		1,900	1,924
2.875% due 02/15/2031		1,800	1,817
3.375% due 04/15/2029		1,300	1,358
3.500% due 04/15/2031		2,000	2,112

Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		658	668
3.375% due 07/09/2060		458	479

Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024		147	158

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wynn Macau Ltd.
5.625% due 08/26/2028	$2,200	$2,098

Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	146	157

		94,807

UTILITIES 0.5%

American Water Capital Corp.
3.450% due 06/01/2029	143	158

AT&T, Inc.
2.250% due 02/01/2032	386	376

Berkshire Hathaway Energy Co.
3.700% due 07/15/2030	266	300
4.250% due 10/15/2050	18	22

Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030	266	291
3.950% due 04/01/2050	18	21

DTE Electric Co.
2.625% due 03/01/2031	311	324

Edison International
5.750% due 06/15/2027	54	62

Exelon Corp.
4.050% due 04/15/2030	18	20

Georgia Power Co.
2.650% due 09/15/2029	18	19

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	4,600	4,602
1.750% due 06/16/2022	7,400	7,389
2.500% due 02/01/2031	582	554
3.000% due 06/15/2028	1,900	1,935
4.550% due 07/01/2030	800	866

Petrobras Global Finance BV
5.093% due 01/15/2030	740	783

Rio Oil Finance Trust
8.200% due 04/06/2028	357	413

San Diego Gas & Electric Co.
3.320% due 04/15/2050	200	212

Southern California Edison Co.
3.650% due 03/01/2028	150	163
3.700% due 08/01/2025	566	616

Sprint Communications, Inc.
6.000% due 11/15/2022	512	539
11.500% due 11/15/2021	43	43

Sprint Corp.
7.125% due 06/15/2024	48	55
7.875% due 09/15/2023	297	332

Verizon Communications, Inc.
3.550% due 03/22/2051	2,400	2,534

		22,629

Total Corporate Bonds & Notes (Cost $300,108)		300,074

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	35	51

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021
3.000% due 06/01/2046 (c)	1,700	1,734

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023	30	33

Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	645	1,029

		2,847

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	$48	$54

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	110	134

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	65	81
6.725% due 04/01/2035	130	161
7.350% due 07/01/2035	100	127

		557

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	20	29

NEW JERSEY 0.0%

Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (f)	425	421

OHIO 0.0%

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	96

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	5	7

TEXAS 0.0%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	205	207

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	715	928

Total Municipal Bonds & Notes (Cost $4,948)		5,092

U.S. GOVERNMENT AGENCIES 0.4%

Fannie Mae
0.000% due 08/25/2039 (b)(f)	121	110
0.201% due 03/25/2036 •	1	1
0.416% due 04/25/2037 •	1	1
0.434% due 09/25/2042 •	4	4
0.436% due 07/25/2037 •	11	11
0.466% due 07/25/2037 •	12	13
0.486% due 09/25/2035 •	27	28
0.496% due 09/25/2035 •	21	21
0.606% due 10/25/2040 •	8	8
0.686% due 01/25/2051 •	7	7
0.806% due 06/25/2037 •	96	98
1.737% due 03/01/2034 •	17	17
1.825% due 08/01/2035 •	3	3
2.019% due 02/01/2034 •	1	1
2.158% due 10/01/2035 •	1	1
2.297% due 03/01/2036 •	1	1
2.300% due 03/01/2035 - 10/01/2035 •	0	1
2.310% due 08/01/2022	126	127
2.323% due 12/01/2034 •	21	21
2.345% due 06/01/2034 •	1	1
2.358% due 01/25/2031 ~(a)	804	110
2.422% due 11/01/2034 •	1	1
4.500% due 09/25/2040	452	544
5.764% due 03/25/2041 •(a)	197	33
5.964% due 03/25/2037 •(a)	65	12

22	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.014% due 04/25/2037 •(a)	$179	$34
6.064% due 11/25/2039 •(a)	34	6
6.294% due 03/25/2037 •(a)	82	15
6.314% due 05/25/2037 •(a)	182	30
6.614% due 03/25/2036 •(a)	86	14
6.704% due 04/25/2037 •(a)	378	74
7.114% due 02/25/2037 •(a)	35	7
7.564% due 07/25/2033 •(a)	20	4
9.981% due 11/25/2040 •	1	1
26.216% due 12/25/2036 •	5	8

Freddie Mac
0.384% due 05/15/2037 •	3	3
0.464% due 03/15/2037 •	39	39
0.484% due 11/15/2043 •	31	32
0.634% due 07/15/2041 •	42	43
0.784% due 08/15/2037 •	104	107
0.794% due 10/15/2037 •	17	17
0.804% due 05/15/2037 - 09/15/2037 •	116	118
1.292% due 10/25/2044 •	1	1
1.492% due 07/25/2044 •	3	3
1.984% due 06/01/2035 •	1	1
2.214% due 07/15/2035 •	1,141	1,154
3.500% due 07/15/2042 - 05/01/2049	1,314	1,380
4.000% due 07/01/2047 - 03/01/2049	1,037	1,116
5.000% due 05/01/2023 - 04/15/2041	541	625
5.500% due 03/15/2034 - 03/01/2039	86	98
6.000% due 08/01/2027 - 12/01/2037	5	5
6.386% due 07/15/2036 •(a)	106	19
6.486% due 09/15/2036 •(a)	67	12
6.500% due 05/01/2035	30	34
6.616% due 04/15/2036 •(a)	21	3
10.693% due 02/15/2040 •	38	46
14.292% due 09/15/2041 •	134	193

Ginnie Mae
0.436% due 08/20/2047 •	328	326
0.781% due 04/20/2068 •	622	627
2.125% due 11/20/2044 •	191	199
3.500% due 02/15/2045 - 03/15/2045	79	85
5.000% due 08/15/2033 - 03/15/2042	1,005	1,155
6.000% due 07/15/2037 - 08/15/2037	3	3

Small Business Administration
4.430% due 05/01/2029	9	10
5.490% due 03/01/2028	8	9
6.020% due 08/01/2028	64	71

Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	3,614	3,841
4.000% due 01/01/2025 - 10/01/2030	7	8
4.500% due 05/01/2023 - 02/01/2044	829	930
5.000% due 07/01/2023 - 12/01/2029	87	96
5.500% due 11/01/2021 - 09/01/2041	434	501
6.000% due 11/01/2021 - 05/01/2041	538	627
6.500% due 09/01/2036	32	36

Uniform Mortgage-Backed Security, TBA
3.500% due 12/01/2051	50	53

Total U.S. Government Agencies (Cost $15,085)		14,994

U.S. TREASURY OBLIGATIONS 6.7%

U.S. Treasury Bonds
1.375% due 11/15/2040	4,100	3,684
1.625% due 11/15/2050	100	90
2.250% due 08/15/2049	146	151
3.000% due 08/15/2048	473	564

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/15/2049		$17,298	$20,684
3.125% due 05/15/2048		124	151
4.625% due 02/15/2040		3,734	5,339

U.S. Treasury Inflation Protected Securities (h)
0.250% due 02/15/2050		7,857	8,869
0.625% due 02/15/2043		705	842
0.750% due 02/15/2045		2,202	2,713
1.000% due 02/15/2046		3,919	5,110
1.000% due 02/15/2048		18,604	24,727
1.000% due 02/15/2049		12,710	17,060
1.375% due 02/15/2044		5,279	7,260

U.S. Treasury Notes
0.375% due 12/31/2025		1,000	980
0.375% due 01/31/2026		2,600	2,545
0.500% due 02/28/2026		4,300	4,228
1.500% due 10/31/2024 (n)		2,002	2,061
1.500% due 08/15/2026		1,464	1,502
1.625% due 12/15/2022		1,896	1,931
1.625% due 02/15/2026		433	447
1.750% due 12/31/2024 (n)		622	645
1.875% due 07/31/2022 (n)		1,408	1,429
1.875% due 08/31/2022 (n)		8,556	8,697
2.000% due 12/31/2021 (n)		5,903	5,932
2.000% due 07/31/2022 (n)		6,254	6,354
2.000% due 11/30/2022		876	895
2.000% due 11/15/2026		1,118	1,173
2.125% due 05/15/2025 (n)		2,485	2,612
2.250% due 08/15/2027		790	840
2.375% due 05/15/2029		2,075	2,228
2.625% due 12/31/2025		1,777	1,909
2.625% due 02/15/2029		107,498	117,234
2.750% due 05/31/2023		194	202
3.000% due 09/30/2025 (n)		10,043	10,920
3.000% due 10/31/2025		7,253	7,894

Total U.S. Treasury Obligations (Cost $289,780)			279,902

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%

Adjustable Rate Mortgage Trust
0.486% due 08/25/2036 •		5	5
2.675% due 09/25/2035 ^~		1	1
2.842% due 01/25/2036 ^~		586	517

American Home Mortgage Assets Trust
0.276% due 10/25/2046 •		40	26
0.466% due 05/25/2046 ^•		12	11
1.012% due 11/25/2046 •		2,151	897
6.750% due 11/25/2046 þ		274	268

American Home Mortgage Investment Trust
1.655% due 09/25/2045 •		0	1
2.155% due 02/25/2045 •		10	10
6.500% due 03/25/2047 þ		33	30

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~		109	110

AREIT Trust
1.920% due 07/17/2026 «•(c)		3,700	3,700

Avon Finance PLC
0.950% due 09/20/2048 •	GBP	4,683	6,334

Banc of America Funding Trust
0.467% due 10/20/2036 •		$7	6
0.507% due 04/20/2047 ^•		5	5
0.547% due 02/20/2047 •		578	593
2.496% due 09/20/2034 ~		1	1
2.872% due 06/20/2037 ^~		11	10
2.916% due 09/20/2046 ^~		471	452
3.191% due 02/20/2035 ~		11	11
6.000% due 08/25/2036 ^		8	9

Banc of America Mortgage Trust
2.465% due 02/25/2034 ~		8	8
2.487% due 06/25/2035 ~		6	6
2.630% due 01/25/2035 ~		9	9
2.789% due 06/25/2034 ~		7	7
3.436% due 05/25/2033 ~		6	7

Bear Stearns Adjustable Rate Mortgage Trust
2.176% due 04/25/2033 ~		2	2
2.370% due 02/25/2036 •		5	5
2.395% due 08/25/2033 ~		3	4
2.563% due 01/25/2033 ~		40	41

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.579% due 08/25/2033 ~	$18	$18
2.981% due 11/25/2034 ~	2	2
3.105% due 02/25/2036 ^~	69	69
3.130% due 07/25/2034 ~	7	7

Bear Stearns ALT-A Trust
0.406% due 08/25/2036 •	429	413
0.406% due 01/25/2047 ^•	43	41
0.426% due 12/25/2046 ^•	4	4
0.586% due 01/25/2036 ^•	7	8
2.462% due 10/25/2035 ^~	67	64
2.587% due 07/25/2035 ~	71	59
2.622% due 05/25/2035 ~	23	23
2.776% due 11/25/2035 ^~	71	69

BPCRE Ltd.
0.934% due 02/15/2037 •	2,222	2,223

Chase Mortgage Finance Trust
2.739% due 09/25/2036 ^~	143	130
2.861% due 12/25/2035 ^~	10	10
3.037% due 01/25/2036 ^~	7	7

ChaseFlex Trust
0.386% due 07/25/2037 •	3,131	2,937

Chevy Chase Funding LLC Mortgage- Backed Certificates
0.316% due 05/25/2036 •	112	108

Citigroup Commercial Mortgage Trust
1.892% due 09/10/2045 ~(a)	142	1

Citigroup Mortgage Loan Trust
0.406% due 01/25/2037 •	135	127
2.470% due 10/25/2035 •	12	12
2.480% due 10/25/2035 ^•	15	16
2.520% due 03/25/2036 ^•	37	37
2.754% due 08/25/2035 ^~	5	4
3.124% due 09/25/2037 ^~	177	176
3.228% due 09/25/2059 þ	546	547
3.258% due 04/25/2066 ~	378	381

Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035 •	14	15

CitiMortgage Alternative Loan Trust
0.686% due 04/25/2037 •	170	143
6.000% due 12/25/2036 ^	55	55
6.000% due 06/25/2037 ^	69	70

Commercial Mortgage Trust
3.545% due 02/10/2036	1,034	1,114

Countrywide Alternative Loan Trust
0.256% due 05/25/2047 •	244	234
0.296% due 04/25/2047 •	2,627	2,276
0.297% due 07/20/2046 ^•	10	8
0.297% due 09/20/2046 •	18	15
0.326% due 12/25/2046 •	2,159	2,106
0.346% due 12/25/2035 •	6	6
0.426% due 11/25/2036 «•	3	0
0.466% due 09/25/2046 ^•	71	70
0.486% due 05/25/2036 •	79	74
0.486% due 08/25/2037 •	13	9
0.507% due 03/20/2046 •	16	14
0.547% due 05/20/2046 ^•	4	4
0.636% due 05/25/2035 •	33	26
0.646% due 02/25/2037 •	366	324
0.684% due 11/20/2035 •	61	59
0.686% due 08/25/2035 •	295	287
0.726% due 11/25/2035 •	261	236
0.727% due 12/20/2035 •	53	50
1.092% due 12/25/2035 •	7	7
1.492% due 08/25/2035 •	25	25
1.554% due 08/25/2035 ~	1,611	1,418
1.572% due 01/25/2036 •	99	100
2.142% due 10/20/2035 •	6	4
2.607% due 06/25/2037 ~	8	7
5.500% due 06/25/2025	222	213
5.500% due 05/25/2035	127	121
5.500% due 11/25/2035 ^	71	55
5.500% due 11/25/2035	5	4
5.750% due 03/25/2037	94	73
6.000% due 12/25/2035 ^	271	255
6.000% due 05/25/2036 ^	37	25
6.000% due 08/25/2036 ^•	48	38
6.000% due 05/25/2037 ^	113	71
6.250% due 08/25/2036	695	560
7.000% due 10/25/2037	80	41

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	23

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 05/25/2035 •		$19	$17
0.666% due 04/25/2035 •		1,118	1,064
0.686% due 05/25/2035 •		49	42
0.726% due 03/25/2035 •		1	1
0.746% due 02/25/2035 •		9	8
2.109% due 02/20/2036 ^•		3	3
2.492% due 10/20/2034 ~		34	35
2.802% due 11/25/2034 ~		14	14
2.887% due 08/25/2034 ~		3	3
5.750% due 05/25/2037 ^		4	3
6.000% due 07/25/2036		289	213
6.000% due 01/25/2037 ^		181	129
6.000% due 02/25/2037 ^		188	132
6.500% due 12/25/2037		377	231

Countrywide Home Loan Reperforming REMIC Trust
0.426% due 06/25/2035 •		60	58

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		267	262

Credit Suisse Mortgage Capital Certificates
0.244% due 12/27/2037 ~		2,220	2,090
0.386% due 01/27/2037 •		30	22
0.584% due 11/30/2037 ~		1,288	1,233

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		10	9
5.750% due 03/25/2037 ^		17	14
6.421% due 10/25/2037 ~		263	224

Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		4,837	4,857
1.926% due 06/27/2061 «		10,400	10,405
2.688% due 03/25/2059 ~		2,794	2,829
2.961% due 10/27/2059 ~		1,021	1,029
2.986% due 12/26/2059 ~		93	94
3.811% due 06/25/2050 ~		506	462

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.406% due 01/25/2047 •		80	94
0.466% due 02/25/2037 ^•		595	583
0.586% due 02/25/2035 •		148	146
0.746% due 02/25/2036 •		166	171
0.836% due 10/25/2047 •		220	209

Downey Savings & Loan Association Mortgage Loan Trust
0.227% due 04/19/2047 •		670	628
0.277% due 10/19/2036 •		157	141
0.607% due 08/19/2045 •		4	4
0.907% due 09/19/2044 •		30	30

Eurohome UK Mortgages PLC
0.220% due 06/15/2044 •	GBP	22	29

European Loan Conduit
1.000% due 02/17/2030 •	EUR	109	127

First Horizon Alternative Mortgage Securities Trust
2.345% due 12/25/2035 ~		$35	32
2.539% due 06/25/2036 ^~		436	401
2.895% due 03/25/2035 ~		1	1

First Horizon Mortgage Pass-Through Trust
2.793% due 10/25/2035 ^~		99	100

FWD Securitization Trust
2.240% due 01/25/2050 ~		124	126

GreenPoint Mortgage Funding Trust
0.266% due 01/25/2037 •		168	164

GSMSC Pass-Through Trust
0.534% due 12/26/2036 •		100	66

GSR Mortgage Loan Trust
1.790% due 04/25/2032 •		7	6
2.461% due 12/25/2034 ~		5	5
2.622% due 11/25/2035 ~		22	22
2.746% due 09/25/2035 ~		9	9
2.798% due 09/25/2035 ~		20	20
2.805% due 11/25/2035 ~		9	9
3.072% due 07/25/2035 ~		4	4
5.500% due 01/25/2037		30	35
6.000% due 02/25/2036 ^		253	155
6.000% due 07/25/2037 ^		67	57

HarborView Mortgage Loan Trust
0.292% due 12/19/2036 •		287	273
0.307% due 07/19/2047 •		194	190
0.327% due 12/19/2036 ^•		150	149

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.427% due 12/19/2036 ^•		$10	$10
0.527% due 05/19/2035 •		241	234
0.567% due 06/19/2035 •		65	66
0.587% due 01/19/2036 •		573	412
0.767% due 06/20/2035 •		128	127
2.092% due 10/19/2035 •		338	240
3.059% due 06/19/2036 ^~		70	45

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	946	1,280

HomeBanc Mortgage Trust
0.706% due 03/25/2035 •		$200	185

Homeward Opportunities Fund Trust
1.657% due 05/25/2065 ~		542	545

Impac CMB Trust
0.726% due 03/25/2035 •		269	267

Impac Secured Assets Trust
2.808% due 07/25/2035 ~		24	23

IndyMac Mortgage Loan Trust
0.266% due 02/25/2037 ^•		81	81
0.276% due 09/25/2046 •		69	65
0.386% due 06/25/2037 ^•		5	3
0.486% due 11/25/2046 •		589	595
0.506% due 05/25/2046 •		16	16
0.566% due 07/25/2035 •		200	197
0.606% due 06/25/2035 •		35	32
0.726% due 07/25/2045 •		4	4
2.726% due 05/25/2035 ~		233	180
2.998% due 06/25/2036 ~		149	150

JP Morgan Alternative Loan Trust
2.722% due 05/25/2036 ^~		72	52
6.000% due 12/27/2036		62	45

JP Morgan Chase Commercial Mortgage Securities Trust
1.534% due 12/15/2031 •		343	341

JP Morgan Mortgage Trust
2.299% due 07/25/2035 ~		55	57
2.554% due 10/25/2036 ~		6	5
2.605% due 07/25/2035 ~		98	100
2.665% due 06/25/2035 ~		2	2
2.886% due 07/27/2037 ~		82	81
2.945% due 08/25/2035 ^~		29	28
3.003% due 04/25/2037 ~		5	4
3.091% due 04/25/2036 ^~		896	872
3.230% due 10/25/2036 ^~		35	31

Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		3,343	3,349
1.875% due 10/25/2068 þ		6,500	6,516
1.892% due 10/25/2066 þ		4,093	4,103
1.991% due 09/25/2060 ~		1,568	1,574

Lehman Mortgage Trust
0.736% due 11/25/2036 •		477	271

Lehman XS Trust
0.336% due 08/25/2037 •		87	85
0.536% due 08/25/2046 •		899	918
0.936% due 09/25/2047 •		64	66

London Wall Mortgage Capital PLC
0.921% due 11/15/2049 •	GBP	34	46

Luminent Mortgage Trust
0.806% due 04/25/2036 •		$37	33
3.056% due 04/25/2036 ~		2,796	2,486

MASTR Adjustable Rate Mortgages Trust
2.361% due 10/25/2033 ~		54	46
2.426% due 07/25/2035 ^~		10	9
2.731% due 11/21/2034 ~		264	269

MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^		105	90

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.524% due 12/15/2030 •		2	2
0.944% due 08/15/2032 •		28	27

Merrill Lynch Alternative Note Asset Trust
0.306% due 03/25/2037 •		139	51
0.486% due 03/25/2037 •		2,170	789
0.686% due 03/25/2037 •		89	33
6.000% due 03/25/2037		40	24

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
1.655% (US0006M + 1.500%) due 02/25/2033 ~		$13	$13
1.941% due 05/25/2033 ~		6	6
1.950% due 04/25/2035 ~		10	10
2.965% due 09/25/2035 ^~		59	54
2.978% due 05/25/2036 ~		50	48

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~		87	89

Morgan Stanley Mortgage Loan Trust
2.038% due 06/25/2036 ~		4	4
2.565% due 07/25/2035 ~		88	85
6.000% due 08/25/2036		63	40
6.315% due 06/25/2036 þ		912	373

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		64	48

Mortgage Equity Conversion Asset Trust
0.580% due 05/25/2042 •		121	117

MortgageIT Trust
0.606% due 12/25/2035 •		240	243

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,438	1,487
2.750% due 11/25/2059 ~		1,774	1,827
3.500% due 12/25/2057 ~		549	566

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		26	17

NovaStar Mortgage Funding Trust
0.415% due 09/25/2046 •		1,505	634

PHH Alternative Mortgage Trust
0.406% due 02/25/2037 •		201	161

Precise Mortgage Funding PLC
1.250% due 12/12/2055 •	GBP	2,900	3,957

PRET LLC
1.843% due 09/25/2051 «þ		$12,600	12,597

Pretium Mortgage Credit Partners LLC
1.992% due 02/25/2061 þ		3,976	3,975

Prime Mortgage Trust
6.000% due 06/25/2036 ^		108	107

RBSSP Resecuritization Trust
0.334% due 02/26/2037 •		83	83
0.589% due 04/26/2037 •		5	5

Ready Capital Mortgage Financing LLC
2.236% due 02/25/2035 •		732	737

Residential Accredit Loans, Inc. Trust
0.256% due 01/25/2037 •		438	418
0.386% due 02/25/2037 •		73	74
0.386% due 02/25/2047 •		67	65
0.406% due 01/25/2037 •		1,314	1,270
0.446% due 07/25/2036 •		231	123
0.446% due 09/25/2036 •		407	406
0.454% due 08/25/2036 •		129	125
0.466% due 07/25/2036 •		125	129
0.466% due 09/25/2036 ^•		221	226
0.586% due 08/25/2035 ^•		560	406
1.014% due 10/25/2037 ~		289	284
1.331% due 11/25/2037 ~		151	146
3.062% due 09/25/2034 ~		55	58
3.948% due 12/25/2035 ^~		456	431
4.255% due 09/25/2035 ^~		17	14
5.000% due 09/25/2036 ^		5	5
6.000% due 08/25/2036 ^		16	16
6.000% due 01/25/2037 ^		32	31
6.000% due 03/25/2037 ^		64	62
6.000% due 03/25/2037		84	81
6.500% due 08/25/2036		1,511	1,491

Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		86	60
6.000% due 03/25/2037 ^		844	465

Residential Funding Mortgage Securities, Inc. Trust
3.287% due 04/25/2037 ~		162	149

Residential Mortgage Securities PLC
1.300% due 06/20/2070 •	GBP	1,741	2,370

RESIMAC Bastille Trust
0.933% due 12/05/2059 •		$126	126

Ripon Mortgages PLC
0.868% due 08/20/2056 •	GBP	4,222	5,699

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sequoia Mortgage Trust
0.647% due 07/20/2034 •		$189	$191
0.724% due 05/20/2034 •		13	13
2.849% due 09/20/2046 ^~		87	69

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		270	272

Structured Adjustable Rate Mortgage Loan Trust
0.386% due 10/25/2035 •		1	1
0.386% due 08/25/2036 ^•		40	31
1.492% due 01/25/2035 ^•		3	3
2.386% due 12/25/2037 ^•		554	561
2.440% due 02/25/2034 ~		1	1
2.668% due 08/25/2035 ~		30	23
3.057% due 03/25/2036 ^~		34	30
3.063% due 01/25/2035 ~		35	35
3.405% due 11/25/2035 ^~		76	73

Structured Asset Mortgage Investments Trust
0.206% due 08/25/2036 •		223	213
0.466% due 07/25/2046 ^•		68	56
0.506% due 04/25/2036 •		24	24
0.526% due 05/25/2046 •		11	6
0.546% due 02/25/2036 ^•		93	88
0.646% due 02/25/2036 ^•		5	5
0.787% due 02/19/2035 •		2	2
1.979% due 02/25/2036 ^•		21	21

SunTrust Adjustable Rate Mortgage Loan Trust
2.394% due 01/25/2037 ^~		57	50

Taurus UK DAC
0.899% due 05/17/2031 •	GBP	1,300	1,757

Thornburg Mortgage Securities Trust
1.310% due 03/25/2044 ~		$55	56
1.479% due 06/25/2047 ^•		217	208
1.479% due 06/25/2047 •		6	6
1.845% due 12/25/2044 ~		76	76

Towd Point Mortgage Funding
0.950% due 07/20/2045 •	GBP	5,478	7,408
1.250% due 02/20/2054 •		210	285

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •		235	319

WaMu Mortgage Pass-Through Certificates Trust
0.626% due 12/25/2045 •		$166	162
0.646% due 11/25/2045 •		5	5
0.666% due 10/25/2045 •		14	14
0.666% due 12/25/2045 •		363	349
0.706% due 01/25/2045 •		1	1
0.726% due 01/25/2045 •		1	1
0.842% due 06/25/2047 •		2,055	1,999
0.866% due 01/25/2045 •		570	564
0.886% due 12/25/2045 •		1,551	1,526
0.902% due 07/25/2047 •		38	35
0.909% due 12/25/2046 •		16	16
0.972% due 10/25/2046 ^•		412	399
1.092% due 02/25/2046 •		201	205
1.246% due 11/25/2045 •		715	719
1.763% due 08/25/2046 •		87	86
1.763% due 10/25/2046 •		687	676
1.763% due 11/25/2046 •		490	485
1.782% due 12/25/2046 •		18	17
2.535% due 08/25/2035 ~		21	22
2.557% due 06/25/2033 ~		29	30
2.647% due 01/25/2037 ^~		62	56
2.734% due 06/25/2037 ^~		396	389
2.749% due 01/25/2035 ~		42	43
2.808% due 10/25/2035 ~		18	19
2.875% due 12/25/2035 ~		176	179
2.886% due 06/25/2037 ^~		109	107
3.078% due 02/25/2037 ^~		181	183
3.093% due 02/25/2037 ^~		21	21
3.114% due 12/25/2036 ^~		34	33

Washington Mutual Mortgage Pass-Through Certificates Trust
0.166% due 09/25/2036 •		365	124
0.586% due 02/25/2036 •		430	376
0.842% due 02/25/2047 ^•		847	785
0.922% due 11/25/2046 •		70	65
0.942% due 10/25/2046 ^•		105	96
1.032% due 04/25/2046 •		54	51
4.149% due 09/25/2036 þ		698	286

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Alternative Loan Trust
2.573% due 07/25/2037 ^~		$5	$4
6.250% due 07/25/2037 ^		138	139

Wells Fargo Mortgage-Backed Securities Trust
2.735% due 12/25/2036 ^~		31	31
2.839% due 09/25/2036 ^~		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $149,853)			151,621

ASSET-BACKED SECURITIES 15.7%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ		2,368	2,370

Aames Mortgage Investment Trust
1.076% due 07/25/2035 •		839	840
2.111% due 01/25/2035 •		85	84

Accredited Mortgage Loan Trust
0.346% due 09/25/2036 •		265	263

ACE Securities Corp. Home Equity Loan Trust
0.206% due 10/25/2036 •		1	0
0.326% due 12/25/2036 •		351	254
0.366% due 07/25/2036 •		3,370	3,301
0.566% due 06/25/2036 •		2,026	1,846
0.701% due 12/25/2035 •		1,250	1,236
1.886% due 10/25/2032 •		1	1

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.791% due 10/25/2035 •		976	965

American Money Management Corp. CLO Ltd.
1.113% due 04/14/2029 •		5,919	5,926

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.851% due 10/25/2035 •		187	187
0.956% due 11/25/2035 •		1,300	1,287
1.061% due 07/25/2035 •		2,000	2,005
1.106% due 10/25/2034 •		20	21
1.211% due 11/25/2034 •		84	85
1.736% due 11/25/2034 •		847	865

Aqueduct European CLO DAC
0.640% due 07/20/2030 •	EUR	5,872	6,812

Ares European CLO DAC
0.780% due 10/15/2031 •		10,600	12,297

Argent Mortgage Loan Trust
0.566% due 05/25/2035 •		$72	68

Argent Securities Trust
0.196% due 09/25/2036 •		74	32
0.386% due 07/25/2036 •		605	576
0.466% due 03/25/2036 •		937	908

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.166% due 01/25/2034 •		267	267

Asset-Backed Funding Certificates Trust
0.776% due 07/25/2035 •		11	11
0.821% due 03/25/2035 •		4,108	4,047

Asset-Backed Securities Corp. Home Equity Loan Trust
0.896% due 06/25/2034 •		694	684
1.046% due 07/25/2035 •		61	61
1.181% due 02/25/2035 •		26	26

Assurant CLO Ltd.
1.384% due 10/20/2029 •		1,288	1,288

Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ		32	32

Bear Stearns Asset-Backed Securities Trust
0.326% due 06/25/2047 •		1,139	1,132
0.406% due 08/25/2036 •		264	256
0.761% due 08/25/2036 •		95	96
1.061% due 02/25/2034 •		1,448	1,446
1.136% due 08/25/2037 •		489	473
1.286% due 08/25/2034 •		960	963
1.961% due 12/25/2034 •		5,356	5,372
2.693% due 07/25/2036 ~		30	30
2.990% due 10/25/2036 ~		7	7

Black Diamond CLO DAC
0.980% due 05/15/2032 •(c)	EUR	8,800	10,194

Blackrock European CLO DAC
0.620% due 10/15/2031 •		4,500	5,199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •	EUR	6,440	$7,481

Cairn CLO DAC
0.600% due 04/30/2031 •		4,400	5,084
0.670% due 01/31/2030 •		743	861
0.780% due 10/15/2031 •		2,900	3,364

Carlyle Euro CLO DAC
0.890% due 08/15/2032 •		7,900	9,162

Carrington Mortgage Loan Trust
0.346% due 02/25/2037 •		$417	411
0.836% due 10/25/2035 •		1,564	1,553
1.254% due 10/20/2029 •		2,097	2,100

Catamaran CLO Ltd.
1.224% due 01/18/2029 •		7,126	7,135

Centex Home Equity Loan Trust
0.731% due 03/25/2034 •		247	244

Chase Funding Trust
0.726% due 08/25/2032 •		11	11

CIFC Funding Ltd.
0.985% due 10/25/2027 •		1,114	1,114

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		91	91

Citigroup Mortgage Loan Trust
0.236% due 12/25/2036 •		342	177
0.266% due 01/25/2037 •		5,128	4,569
0.276% due 05/25/2037 •		1,743	1,423
0.286% due 05/25/2037 •		2,708	2,285
0.386% due 10/25/2036 •		111	81
0.406% due 09/25/2036 •		43	37
0.606% due 03/25/2036 •		1,167	1,148
3.228% due 11/25/2070 þ		130	131
7.250% due 05/25/2036 þ		429	300

Citigroup Mortgage Loan Trust, Inc.
0.506% due 08/25/2036 •		3,291	3,267
0.536% due 10/25/2036 •		358	357
0.986% due 09/25/2035 ^•		3,131	3,123

Countrywide Asset-Backed Certificates
0.226% due 06/25/2035 •		108	103
0.226% due 07/25/2037 •		363	344
0.226% due 07/25/2037 ^•		124	122
0.226% due 12/25/2046 •		2,427	2,360
0.226% due 04/25/2047 •		78	77
0.236% due 05/25/2037 •		12	12
0.236% due 06/25/2047 ^•		48	48
0.266% due 06/25/2047 •		5	5
0.266% due 11/25/2047 ^•		45	44
0.286% due 06/25/2047 ^•		75	71
0.296% due 05/25/2047 ^•		127	123
0.306% due 09/25/2037 ^•		204	211
0.316% due 05/25/2037 •		705	684
0.336% due 06/25/2047 •		917	898
0.366% due 03/25/2037 •		2,360	2,421
0.376% due 10/25/2047 •		7,600	7,298
0.486% due 08/25/2036 •		124	124
0.486% due 02/25/2037 •		121	116
0.566% due 04/25/2037 •		288	268
0.626% due 03/25/2036 •		338	334
0.646% due 09/25/2036 •		10	10
0.666% due 08/25/2036 •		11	11
0.671% due 05/25/2036 •		4,320	4,298
0.686% due 06/25/2036 •		44	43
0.746% due 04/25/2036 •		488	488
1.121% due 12/25/2035 •		145	146
6.367% due 09/25/2046 þ		1,917	1,823

Countrywide Asset-Backed Certificates Trust
0.226% due 03/25/2037 •		185	180
0.236% due 03/25/2047 ^•		676	670
0.246% due 03/25/2037 •		10	10
0.276% due 06/25/2047 •		18	18
1.046% due 02/25/2036 •		3,109	3,117
1.181% due 12/25/2034 •		7	7
1.211% due 12/25/2034 •		64	64
2.036% due 08/25/2035 •		3,000	3,031

Countrywide Asset-Backed Certificates Trust, Inc.
0.826% due 08/25/2047 •		294	291

Countrywide Partnership Trust
0.986% due 02/25/2035 •		1,037	1,032

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	25

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		$1,464	$485

CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	3,200	3,710
0.650% due 07/21/2030 •		637	738
0.650% due 10/15/2031 •		8,400	9,731

Dryden Euro CLO BV
0.660% due 04/15/2033 •		15,500	17,874

Dryden Euro CLO DAC
0.860% due 05/15/2034 •		9,100	10,512

ECMC Group Student Loan Trust
1.086% due 07/25/2069 •		$391	398

Ellington Loan Acquisition Trust
1.186% due 05/25/2037 •		2,600	2,608

EMC Mortgage Loan Trust
1.386% due 02/25/2041 •		4	4

Encore Credit Receivables Trust
0.821% due 09/25/2035 •		52	52

Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •	EUR	3,150	3,632

Fieldstone Mortgage Investment Trust
0.466% due 05/25/2036 •		$130	107
0.626% due 05/25/2036 •		2,985	2,462

First Franklin Mortgage Loan Trust
0.226% due 09/25/2036 •		10	10
0.246% due 11/25/2036 •		218	216
0.396% due 09/25/2036 •		9,244	8,949
0.806% due 11/25/2035 •		455	448

Fremont Home Loan Trust
0.221% due 10/25/2036 •		546	513
0.226% due 11/25/2036 •		261	184
0.226% due 01/25/2037 •		687	458
0.236% due 10/25/2036 •		812	473
0.246% due 08/25/2036 •		1,008	446
0.821% due 01/25/2035 •		238	237
0.821% due 07/25/2035 •		12	12
1.136% due 11/25/2034 •		448	449

Galaxy CLO Ltd.
1.096% due 10/15/2030 •		280	280

GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		225	226

GSAA Home Equity Trust
0.186% due 05/25/2037 •		199	88
0.226% due 03/25/2036 •		158	73
0.326% due 06/25/2036 •		64	19
0.486% due 03/25/2037 •		1,505	603
0.726% due 04/25/2047 •		325	189
1.151% due 06/25/2035 •		142	142
2.920% due 03/25/2036 ~		201	84
5.995% due 03/25/2046 ^~		1,509	846
6.795% due 06/25/2036 þ		267	109

GSAMP Trust
0.136% due 12/25/2046 •		158	107
0.176% due 01/25/2037 •		1,227	901
0.186% due 12/25/2046 •		116	79
0.216% due 12/25/2046 •		2,251	1,582
0.236% due 09/25/2036 •		4,224	2,127
0.236% due 12/25/2046 •		573	395
0.256% due 12/25/2036 •		322	202
0.266% due 11/25/2035 •		1	0
0.286% due 01/25/2047 •		1,854	1,271
0.316% due 01/25/2037 •		3,394	3,125
0.566% due 03/25/2046 •		234	233
0.586% due 05/25/2046 •		560	553
1.886% due 06/25/2035 •		197	201

GSRPM Mortgage Loan Trust
0.986% due 03/25/2035 •		911	917

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,500	2,875
0.960% due 10/20/2031 •		7,200	8,327

HERA Commercial Mortgage Ltd.
1.137% due 02/18/2038 •		$5,700	5,698

Home Equity Asset Trust
0.761% due 02/25/2036 •		300	299

Home Equity Loan Trust
0.426% due 04/25/2037 •		314	278

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Mortgage Loan Asset-Backed Trust
0.306% due 04/25/2037 •		$258	$227

HSI Asset Securitization Corp. Trust
0.246% due 05/25/2037 •		63	63
0.266% due 04/25/2037 •		959	767
0.286% due 07/25/2036 •		125	73
0.304% due 12/25/2036 •		873	338
0.566% due 11/25/2035 •		813	803

Invesco Euro CLO DAC
0.650% due 07/15/2031 •	EUR	1,000	1,153

IXIS Real Estate Capital Trust
0.486% due 03/25/2036 ^•		$205	134

JP Morgan Mortgage Acquisition Trust
0.296% due 10/25/2036 •		270	269
0.386% due 07/25/2036 •		65	38
0.386% due 03/25/2037 •		1,200	1,167
0.486% due 07/25/2036 •		1,874	1,837

Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	6,700	7,747
0.650% due 04/15/2031 •		5,700	6,582

Legacy Mortgage Asset Trust
3.750% due 04/25/2059 þ		$472	476

Lehman XS Trust
0.406% due 05/25/2036 •		85	96

Long Beach Mortgage Loan Trust
0.246% due 12/25/2036 •		450	353
0.256% due 12/25/2036 •		298	151
0.386% due 05/25/2036 •		58	40
0.526% due 02/25/2036 •		602	600
0.606% due 08/25/2045 •		27	27
0.626% due 05/25/2046 •		354	165
0.731% due 11/25/2035 •		8	8
1.001% due 08/25/2035 •		2,000	1,964
1.061% due 04/25/2035 •		146	147

Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	1,300	1,508
0.690% due 12/15/2031 •		7,000	8,122

Marathon CLO Ltd.
1.276% due 04/15/2029 •		$9,200	9,216

Massachusetts Educational Financing Authority
1.075% due 04/25/2038 •		14	14

MASTR Asset-Backed Securities Trust
0.136% due 01/25/2037 •		1,310	504
0.246% due 10/25/2036 •		313	210
0.296% due 05/25/2037 •		248	244
0.306% due 11/25/2036 •		544	243
0.566% due 03/25/2036 •		49	39
0.666% due 12/25/2035 •		48	48
0.836% due 10/25/2035 ^•		9,187	9,288
2.786% due 07/25/2034 •		222	223

MASTR Specialized Loan Trust
0.836% due 11/25/2035 •		774	777

Merrill Lynch Mortgage Investors Trust
0.196% due 07/25/2037 •		421	224
0.306% due 08/25/2037 •		2,766	1,808
0.586% due 07/25/2037 •		199	71
0.606% due 02/25/2037 •		710	316

MF1 Ltd.
1.545% due 10/18/2036 •		12,800	12,822
1.845% due 10/18/2036 •		12,800	12,832

MFA Trust
2.363% due 03/25/2060 þ		1,820	1,822

MidOcean Credit CLO
1.181% due 02/20/2031 •		10,500	10,498

MKS CLO Ltd.
1.134% due 07/20/2030 •		6,050	6,051

Morgan Stanley ABS Capital, Inc. Trust
0.166% due 11/25/2036 •		450	330
0.176% due 01/25/2037 •		314	193
0.196% due 12/25/2036 •		7,725	5,165
0.196% due 03/25/2037 •		636	366
0.216% due 10/25/2036 •		24	23
0.216% due 01/25/2037 •		247	153
0.216% due 02/25/2037 •		3,696	3,026
0.221% due 11/25/2036 •		487	377
0.226% due 08/25/2036 •		419	265

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.246% due 09/25/2036 •		$673	$391
0.266% due 03/25/2037 •		1,020	592
0.296% due 01/25/2037 •		226	141
0.301% due 03/25/2037 •		2,983	1,651
0.316% due 10/25/2036 •		641	422
0.316% due 11/25/2036 •		1,814	1,355
0.586% due 04/25/2036 •		2,930	2,867
0.791% due 12/25/2034 •		27	27
1.001% due 03/25/2035 •		128	129
1.016% due 07/25/2035 •		1,064	1,068
1.986% due 02/25/2047 •		131	125

Morgan Stanley Dean Witter Capital, Inc. Trust
1.066% due 02/25/2033 •		137	137

Morgan Stanley Home Equity Loan Trust
0.186% due 12/25/2036 •		1,098	689

Morgan Stanley Mortgage Loan Trust
0.266% due 12/25/2036 •		4,292	2,213
0.426% due 11/25/2036 •		31	12
0.806% due 04/25/2037 •		36	15

Mountain View CLO Ltd.
1.246% due 04/15/2029 •		5,460	5,467

MP CLO Ltd.
1.024% due 10/18/2028 •		2,879	2,883

Nassau Ltd.
2.284% due 07/20/2029 •		366	366

New Century Home Equity Loan Trust
0.866% due 03/25/2035 •		299	298
1.061% due 11/25/2034 •		404	406

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.416% due 10/25/2036 ^•		149	41
6.032% due 10/25/2036 ^þ		184	67

North Carolina State Education Assistance Authority
0.886% due 07/25/2039 •		238	239

NovaStar Mortgage Funding Trust
0.286% due 09/25/2037 •		480	474
0.406% due 10/25/2036 •		218	180
1.166% due 06/25/2035 •		77	77

OCP CLO Ltd.
1.254% due 07/20/2029 •		323	323

Option One Mortgage Loan Trust
0.216% due 07/25/2037 •		6,493	5,652
0.226% due 01/25/2037 •		5,410	3,892
0.226% due 03/25/2037 •		769	689
0.306% due 04/25/2037 •		669	539
0.306% due 05/25/2037 •		496	382
0.626% due 01/25/2036 •		1,626	1,609
0.866% due 02/25/2035 •		436	436

Ownit Mortgage Loan Trust
0.986% due 10/25/2036 ^•		33	35

OZLM Ltd.
1.228% due 10/20/2031 •(c)		3,950	3,950
1.564% due 07/20/2032 •		6,650	6,656
1.814% due 07/20/2032 •		4,050	4,052
1.828% due 10/20/2031 •(c)		1,485	1,485

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	15,500	17,958
1.150% due 01/15/2030 •		266	308

Palmer Square Loan Funding Ltd.
1.025% due 10/24/2027 •		$574	574

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.136% due 10/25/2034 •		51	51
1.736% due 12/25/2034 •		1,969	2,011
1.811% due 02/25/2035 •		7,592	7,661
1.886% due 12/25/2034 •		34	35
1.961% due 12/25/2034 •		3,090	3,179

Popular ABS Mortgage Pass-Through Trust
0.416% due 07/25/2036 •		402	398

PRET LLC
1.744% due 07/25/2051 þ		5,600	5,613
1.868% due 07/25/2051 þ		3,054	3,056

Pretium Mortgage Credit Partners LLC
2.240% due 09/27/2060 þ		1,985	1,988

RAAC Trust
0.596% due 08/25/2036 •		14	14

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
1.186% due 09/25/2037 •		$177	$97
5.586% due 11/25/2036 þ		2,185	1,128
5.612% due 04/25/2037 þ		368	159

Residential Asset Mortgage Products Trust
0.526% due 12/25/2035 •		20	19
0.686% due 03/25/2036 •		248	247
0.776% due 10/25/2035 •		190	190
1.336% due 10/25/2034 •		1,262	1,247
1.766% due 08/25/2035 •		8,584	8,630
1.811% due 08/25/2034 •		3,418	3,432

Residential Asset Securities Corp. Trust
0.356% due 08/25/2036 •		426	418
0.386% due 08/25/2036 •		23	23
0.666% due 06/25/2033 •		67	63
0.746% due 12/25/2035 •		2,760	2,757
1.331% due 02/25/2035 •		4,966	5,009

Sculptor CLO Ltd.
1.404% due 01/15/2031 •		7,000	6,998

Securitized Asset-Backed Receivables LLC Trust
0.166% due 08/25/2036 •		2,384	1,034
0.256% due 08/25/2036 ^•		19	8
0.566% due 07/25/2036 •		863	507
0.666% due 11/25/2035 •		51	51
0.731% due 10/25/2035 •		2,803	2,674
0.746% due 08/25/2035 ^•		49	41
0.806% due 10/25/2035 •		1,317	1,287
1.046% due 01/25/2036 ^•		403	370
1.136% due 03/25/2035 •		70	70

SG Mortgage Securities Trust
0.226% due 10/25/2036 •		146	142

SLM Student Loan Trust
1.625% due 04/25/2023 •		125	126

SMB Private Education Loan Trust
1.310% due 07/17/2051		11,179	11,189

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,264	1,298

Sound Point CLO Ltd.
1.105% due 07/25/2030 •		6,100	6,103
1.128% due 01/23/2029 •		6,608	6,610
1.184% due 10/20/2028 •		17,188	17,209

Soundview Home Loan Trust
0.166% due 06/25/2037 •		62	52
0.246% due 10/25/2036 •		317	317
0.256% due 07/25/2037 •		293	278
0.256% due 08/25/2037 •		875	829
0.266% due 02/25/2037 •		2,327	860
0.286% due 06/25/2037 •		958	831
0.346% due 02/25/2037 •		134	50
0.551% due 02/25/2036 •		939	922
0.986% due 10/25/2037 •		354	325
1.386% due 10/25/2037 •		1,428	1,329

South Carolina Student Loan Corp.
1.120% due 09/03/2024 •		69	70

SP-Static CLO Ltd.
1.538% due 07/22/2028 •		502	503

Specialty Underwriting & Residential Finance Trust
0.236% due 09/25/2037 •		343	284
0.386% due 06/25/2037 •		42	31
0.436% due 04/25/2037 •		1,035	857
0.686% due 12/25/2036 •		442	437

St Paul’s CLO DAC
0.850% due 04/25/2030 •	EUR	900	1,044

Steele Creek CLO Ltd.
1.031% due 05/21/2029 •		$12,548	12,552

Structured Asset Investment Loan Trust
0.216% due 07/25/2036 •		32	26
0.236% due 09/25/2036 •		31	31
0.706% due 01/25/2036 •		84	83
0.866% due 02/25/2035 •		1,223	1,225
1.016% due 06/25/2035 •		284	284
1.036% due 08/25/2033 •		290	290
3.236% due 08/25/2033 •		120	128

Structured Asset Securities Corp. Mortgage Loan Trust
0.221% due 07/25/2036 •		47	47

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.246% due 03/25/2036 •		$11	$10
0.426% due 12/25/2036 •		58	57
0.506% due 02/25/2037 •		535	528
1.586% due 04/25/2035 •		2	2

Symphony CLO Ltd.
1.083% due 07/14/2026 •		662	663

Telos CLO Ltd.
1.084% due 04/17/2028 •		96	96

Theorem Funding Trust
1.210% due 12/15/2027		9,201	9,211

TICP CLO Ltd.
0.974% due 04/20/2028 •		442	443

Tikehau CLO BV
0.870% due 08/04/2034 •	EUR	9,000	10,381

Towd Point Mortgage Trust
1.086% due 05/25/2058 •		$66	66
1.086% due 10/25/2059 •		91	92
2.900% due 10/25/2059 ~		1,071	1,112
3.000% due 01/25/2058 ~		292	298
3.000% due 11/25/2058 ~		316	320
3.260% due 10/25/2057 ~		1,031	1,075

Venture CLO Ltd.
1.006% due 04/15/2027 •		107	107
1.034% due 10/20/2028 •		8,975	8,977
1.115% due 09/07/2030 •		11,400	11,391
1.151% due 08/28/2029 •		400	400
1.154% due 04/20/2029 •		1,896	1,897
1.184% due 07/20/2030 •		4,400	4,398
1.234% due 01/20/2029 •		9,300	9,307

Vibrant CLO Ltd.
1.778% due 07/20/2032 •		9,125	9,125

VOLT LLC
2.116% due 04/25/2051 þ		289	290

WaMu Asset-Backed Certificates WaMu Trust
0.311% due 05/25/2037 •		135	131
0.326% due 05/25/2037 •		488	462

Washington Mutual Asset-Backed Certificates Trust
0.146% due 11/25/2036 •		782	375
0.241% due 08/25/2036 •		1,756	1,703

Wellfleet CLO Ltd.
1.024% due 04/20/2029 •		11,478	11,473

Wells Fargo Home Equity Asset-Backed Securities Trust
0.836% due 12/25/2035 •		422	419

Wind River CLO Ltd.
0.996% due 10/15/2027 •		133	134

Total Asset-Backed Securities (Cost $654,685)			651,406

SOVEREIGN ISSUES 0.7%

Autonomous City of Buenos Aires
39.149% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	2,911	16

Brazil Government International Bond
4.750% due 01/14/2050		$995	883

Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	47,900	14,858
4.125% due 01/17/2048		$422	508
5.500% due 01/31/2022	ILS	20,000	6,318

Japan Government International Bond
0.100% due 03/10/2028 (h)	JPY	49,273	455
0.100% due 03/10/2029 (h)		161,700	1,499

Provincia de Buenos Aires
37.989% due 05/31/2022	ARS	3,158	17

Saudi Government International Bond
3.450% due 02/02/2061		$4,100	4,034
4.000% due 04/17/2025		936	1,026
5.000% due 04/17/2049		269	336

Total Sovereign Issues (Cost $29,907)			29,950

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

CaixaBank S.A.
6.000% due 07/18/2022 •(i)(j)		200,000	$240

JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 01/30/2022 ~(i)		978,000	983
4.600% due 02/01/2025 •(i)		63,000	65

SL Green Realty Corp.
6.500% due 11/01/2021 (i)		26,950	699

Stichting AK Rabobank Certificaten
19.437% due 12/29/2049 þ(i)		369,850	617

Truist Financial Corp.
4.950% due 09/01/2025 •(i)		302,000	331

Total Preferred Securities (Cost $2,769)			2,935

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 36.7%

REPURCHASE AGREEMENTS (l) 3.5%
			147,300

ISRAEL TREASURY BILLS 1.2%
(0.024)% due 10/06/2021 - 06/08/2022 (e)(f)	ILS	159,200	49,376

U.S. TREASURY BILLS 31.5%
0.050% due 10/07/2021 - 03/17/2022 (c)(e)(f)(n)(p)		$1,309,900	1,309,735

U.S. TREASURY CASH MANAGEMENT BILLS 0.5%
0.043% due 01/11/2022 (f)(g)(n)(p)		19,300	19,298

Total Short-Term Instruments (Cost $1,524,582)			1,525,709

Total Investments in Securities (Cost $2,971,717)			2,961,683

		SHARES
INVESTMENTS IN AFFILIATES 31.6%

SHORT-TERM INSTRUMENTS 31.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.6%

PIMCO Short Asset Portfolio		22,964,412	230,012

PIMCO Short-Term Floating NAV Portfolio III		109,742,962	1,082,285

Total Short-Term Instruments (Cost $1,312,350)			1,312,297

Total Investments in Affiliates (Cost $1,312,350)			1,312,297

Total Investments 102.9% (Cost $4,284,067)			$4,273,980

Financial Derivative Instruments (m)(o) (1.3)% (Cost or Premiums, net $38,595)			(53,552)

Other Assets and Liabilities, net (1.6)%			(66,474)

Net Assets 100.0%			$4,153,954

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	27

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$4,400	$4,471	0.11%
Deutsche Bank AG	3.035	05/28/2032	05/27/2021 - 06/16/2021	3,104	3,148	0.08
Oracle Corp.	3.950	03/25/2051	03/22/2021	3,694	3,909	0.09

				$11,198	$11,528	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.030%	09/30/2021	10/01/2021	$59,500	U.S. Treasury Bonds 3.000% due 02/15/2047	$(60,899)	$59,500	$59,500
	0.040	10/01/2021	10/04/2021	34,200	U.S. Treasury Notes 1.250% due 09/30/2028	(34,916)	34,200	34,200
TDM	0.030	09/30/2021	10/01/2021	53,600	U.S. Treasury Bonds 2.375% due 11/15/2049	(55,227)	53,600	53,600

Total Repurchase Agreements						$(151,042)	$147,300	$147,300

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$93,700	$0	$0	$93,700	$(95,815)	$(2,115)
TDM	53,600	0	0	53,600	(55,227)	(1,627)

Total Borrowings and Other Financing Transactions	$147,300	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2022	1,531	$380,855	$(136)	$38	$0
U.S. Treasury 2-Year Note December Futures	12/2021	1,594	350,767	(198)	62	0
U.S. Treasury 10-Year Note December Futures	12/2021	563	74,096	(1,012)	79	0
U.S. Treasury 30-Year Bond December Futures	12/2021	295	46,970	(1,098)	37	0

				$(2,444)	$216	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2024	1,531	$(376,607)	$790	$0	$(29)
Euro-Bund 10-Year Bond December Futures	12/2021	95	(18,688)	268	36	(32)
U.S. Treasury 5-Year Note December Futures	12/2021	891	(109,363)	577	0	(76)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	681	(130,114)	5,680	107	0

				$7,315	$143	$(137)

Total Futures Contracts				$4,871	$359	$(137)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.472%	$	500	$7	$4	$11	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.550		9,300	152	46	198	0	(6)
Boeing Co.	1.000	Quarterly	06/20/2023	0.617		7,700	19	34	53	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2026	1.067		1,800	(11)	6	(5)	0	(1)
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.869		2,500	94	(15)	79	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		5,100	34	39	73	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		500	6	0	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.200		4,100	820	7	827	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716	EUR	200	(19)	12	(7)	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.488		24,300	298	327	625	7	0

							$1,400	$460	$1,860	$7	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	64,700	$(2,269)	$(284)	$(2,553)	$0	$(22)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		8,500	775	20	795	0	(8)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		1,200	115	(2)	113	0	(1)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		178,300	3,905	445	4,350	0	(56)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		309,600	7,509	(61)	7,448	0	(149)
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	12,800	1,834	(54)	1,780	0	(28)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025		49,600	1,377	156	1,533	6	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026		389,800	11,743	213	11,956	42	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026		61,400	1,940	(54)	1,886	5	0

						$26,929	$379	$27,308	$53	$(264)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	29

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	65,400	$(289)	$(1,674)	$(1,963)	$0	$(298)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		48,800	185	4,192	4,377	729	0
Receive	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	1,243,000	(1,187)	(780)	(1,967)	0	(3)
Receive	1-Year BRL-CDI	6.572	Maturity	01/02/2023		336,000	0	(1,316)	(1,316)	0	(48)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	25,600	0	(159)	(159)	4	0
Receive	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		51,200	0	(317)	(317)	8	0
Receive	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		417,300	9,078	(3,323)	5,755	33	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	24,800	0	38	38	2	0
Receive	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		34,200	0	52	52	3	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		34,200	0	55	55	2	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		34,200	0	56	56	2	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		34,200	0	70	70	2	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		68,900	0	160	160	5	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025	$	48,700	1,097	(822)	275	37	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		138,800	(8,152)	1,072	(7,080)	178	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		119,200	3,138	1,848	4,986	0	(269)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		44,400	8,997	(2,731)	6,266	0	(80)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	20,600	164	433	597	0	(29)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	69,300	1,364	(1,177)	187	0	(8)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		25,200	(1,204)	1,217	13	86	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	198,500	(55)	14	(41)	0	(5)
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		3,260,000	(1,993)	503	(1,490)	175	0
Pay	UKRPI	3.475	Maturity	08/15/2030	GBP	97,700	(489)	(10,038)	(10,527)	1,169	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,100	0	140	140	0	(12)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,900	0	226	226	0	(20)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,000	0	108	108	0	(11)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,900	0	(515)	(515)	34	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,400	0	(348)	(348)	25	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,900	0	(472)	(472)	34	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,700	0	(375)	(375)	30	0
Receive	UKRPI	3.000	Maturity	11/15/2050		800	0	375	375	0	(22)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,400	0	605	605	0	(38)
Receive	UKRPI	3.143	Maturity	11/15/2050		700	0	255	255	0	(18)

							$10,654	$(12,628)	$(1,974)	$2,558	$(861)

Total Swap Agreements							$38,983	$(11,789)	$27,194	$2,618	$(1,137)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$359	$2,624	$2,983	$0	$(137)	$(1,137)	$(1,274)

(n)

Securities with an aggregate market value of $70,273 and cash of $9,325 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $6 for closed swap agreements is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	CNH	182,289		$28,150	$0	$(87)
	10/2021	DKK	17,250		2,733	46	0
	10/2021		$2,229	DKK	14,167	0	(23)
	11/2021	JPY	2,575,300		$23,519	372	0
	11/2021	TWD	1,061,491		38,384	142	0
	11/2021		$1,197	EUR	1,008	0	(28)
	11/2021		1,216	GBP	887	0	(21)
	11/2021		869	RUB	64,965	17	0
	12/2021	HKD	75,612		$9,725	10	0
	12/2021	KRW	1,272,879		1,089	15	0
	12/2021		$1,478	RUB	110,265	17	0
	12/2021	ZAR	317,878		$22,272	1,366	0
	02/2022		$1,187	ZAR	17,260	0	(63)
	04/2022	DKK	14,113		$2,229	23	0

BPS	10/2021	CNH	108,625		16,756	0	(70)
	10/2021	MXN	877,567		43,454	947	0
	10/2021		$8,619	CNH	55,718	12	0
	10/2021		52,905	MXN	1,069,155	0	(1,113)
	11/2021	AUD	8,291		$6,097	102	0
	11/2021	CAD	64,269		51,356	618	0
	11/2021	IDR	219,626,743		15,276	11	0
	11/2021		$2,340	IDR	33,482,569	0	(13)
	11/2021		2,493	MXN	50,323	0	(67)
	12/2021	HKD	4,804		$618	1	0
	12/2021	MXN	586,310		28,882	725	0
	12/2021	SGD	1,921		1,408	0	(7)
	12/2021		$2,128	HKD	16,561	0	0
	12/2021		1,740	SGD	2,309	0	(40)
	01/2022		42,855	MXN	877,567	0	(940)

BRC	11/2021	AUD	12,196		$8,741	0	(78)
	11/2021	GBP	12,277		16,954	411	0
	11/2021	JPY	295,900		2,705	46	0
	11/2021		$1,127	GBP	825	0	(16)
	11/2021		50,399	JPY	5,554,500	0	(477)
	11/2021		256	RUB	19,105	5	0

CBK	10/2021	ILS	24,007		$7,257	0	(190)
	10/2021		$1,024	DKK	6,507	0	(10)
	11/2021	AUD	453		$332	5	0
	11/2021	CHF	9,345		10,087	49	0
	11/2021	EUR	300,585		353,990	5,519	0
	11/2021	ILS	89,119		27,449	1	(208)
	11/2021	NOK	5,615		635	0	(7)
	11/2021		$39,740	EUR	33,600	0	(787)
	11/2021		2,374	JPY	265,800	15	0
	11/2021		2,092	RUB	156,326	39	0
	12/2021	CNH	60,673		$9,340	0	(18)
	12/2021		$979	RUB	72,686	7	0
	12/2021		9,147	ZAR	132,538	0	(431)
	01/2022	ILS	9,708		$2,956	0	(59)
	02/2022		9,603		2,967	0	(16)
	03/2022		49,009		14,889	0	(341)
	04/2022	DKK	6,482		1,024	10	0
	06/2022	ILS	21,799		6,729	0	(56)

FBF	11/2021		$235	RUB	17,571	4	0

GLM	10/2021	CNH	55,048		$8,491	0	(37)
	10/2021	DKK	22,865		3,597	35	0
	10/2021		$1,435	RUB	108,165	47	0
	11/2021	CAD	13,520		$10,792	119	0
	11/2021	TWD	296,077		10,737	71	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	31

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2021		$58,761	CAD	74,390	$0	$(33)
	11/2021		269	RUB	20,080	5	0
	12/2021	CNH	60,905		$9,367	0	(27)
	12/2021		$5,051	IDR	72,699,778	0	(15)
	12/2021		2,378	RUB	176,945	21	0
	12/2021		7,054	ZAR	102,002	0	(347)
	03/2022	ILS	13,604		$4,140	0	(87)

HUS	10/2021	MXN	586,310		29,460	1,056	0
	10/2021		$10,179	CNH	65,804	15	0
	10/2021		405	MXN	8,526	8	0
	10/2021		3,131	RUB	228,577	12	(11)
	11/2021	CHF	16,681		$18,204	286	0
	11/2021	CNH	65,966		10,179	0	(15)
	11/2021	TWD	266,667		9,669	61	0
	11/2021		$3,517	JPY	386,600	0	(42)
	11/2021		45	RUB	3,363	1	0
	12/2021		1,485	IDR	21,368,092	0	(4)
	12/2021		9,231	ZAR	133,625	0	(444)
	01/2022	ILS	9,287		$2,832	0	(52)
	02/2022		$932	ZAR	14,445	9	0

JPM	10/2021	DKK	14,477		$2,328	73	0
	10/2021		$18,360	MXN	386,196	347	0
	11/2021	CHF	7,807		$8,486	101	0
	11/2021	SEK	45,200		5,149	0	(16)
	11/2021		$4,413	IDR	63,412,511	0	(6)
	11/2021		2,290	JPY	253,500	0	(12)
	12/2021	SGD	10,487		$7,806	83	0
	12/2021		$55,820	SGD	73,989	0	(1,337)

MYI	10/2021	DKK	7,119		$1,145	36	0
	10/2021		$6,653	DKK	42,309	0	(62)
	11/2021	AUD	9,753		$7,127	75	0
	11/2021	CAD	2,416		1,905	0	(2)
	11/2021	GBP	52,652		72,928	1,982	0
	11/2021	IDR	56,348,676		3,918	2	0
	11/2021	JPY	3,365,800		30,704	452	0
	11/2021	SEK	33,150		3,848	60	0
	11/2021	TWD	294,730		10,706	88	0
	11/2021		$1,444	IDR	20,757,765	0	(1)
	01/2022	ILS	2,110		$646	0	(10)
	04/2022	DKK	42,149		6,653	63	0

SCX	10/2021		$1,841	RUB	138,500	57	0
	11/2021	GBP	13,631		$18,663	296	0
	11/2021		$12,154	TWD	335,611	0	(63)
	12/2021	CNH	71,918		$11,061	0	(31)
	12/2021	INR	127,933		1,704	0	(6)
	12/2021	KRW	594,833		511	9	0
	12/2021		$3,071	IDR	44,108,655	0	(15)
	12/2021		5,897	ZAR	84,430	0	(344)

TOR	12/2021	CNH	65,262		$10,068	2	0
	12/2021		$1,537	IDR	22,103,903	0	(6)

UAG	10/2021		1,129	RUB	85,109	37	0
	11/2021	SEK	42,770		$4,931	44	0
	11/2021		$1,017	EUR	868	0	(11)
	11/2021		1,048	RUB	78,487	22	0
	12/2021	SGD	3,863		$2,870	25	0
	12/2021		$9,036	SGD	12,316	43	(9)
	12/2021		6,415	ZAR	93,132	0	(289)

Total Forward Foreign Currency Contracts						$16,178	$(8,500)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	241,600	$2,320	$1,663

Total Purchased Options							$2,320	$1,663

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	2,000	$(9)	$(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	6,600	(31)	(8)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	4,400	(20)	(22)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	25,100	(22)	(7)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	12,700	(14)	(8)

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	2,100	(9)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	2,800	(12)	(11)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	11/17/2021	28,400	(141)	(50)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	6,800	(9)	(2)

BRC	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	10/20/2021	4,200	(20)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	9,700	(48)	(4)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	11/17/2021	9,700	(46)	(21)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	3,800	(21)	(22)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	4,200	(25)	(29)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	8,470	(9)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	11/17/2021	8,000	(9)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	8,700	(10)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	6,400	(7)	(2)

CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	1,500	(7)	0

FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	2,000	(2)	0

GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	10/20/2021	4,600	(19)	(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	4,000	(17)	(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	9,000	(45)	(11)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	6,300	(6)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	8,100	(8)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	8,200	(9)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	8,500	(9)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	23,100	(23)	(8)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	13,300	(13)	(3)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	19,000	(20)	(19)

JPM	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,900	(10)	(11)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	5,100	(6)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	8,900	(10)	(3)

MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000	11/17/2021	4,400	(18)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	23,100	(23)	(8)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	26,800	(28)	(17)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	18,600	(24)	(24)

						$(759)	$(311)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	483,200	$(2,319)	$(1,460)

Total Written Options							$(3,078)	$(1,771)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.894%	EUR 1,600	$370	$(46)	$324	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	33

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	ERAUSST Index	10,986	0.183% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	$61,086	$0	$448	$448	$0
	Pay	S&P 500 Total Return Index	13,747	0.433% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	123,652	0	45	45	0
	Receive	ERAUSST Index	18,452	0.285% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/13/2022	100,494	0	2,866	2,866	0
	Receive	ERAEMLT Index	54,865	1.184% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/14/2022	214,844	0	(3,918)	0	(3,918)

BRC	Receive	NDDUEAFE Index	1,885	0.033% (1-Month USD-LIBOR less a specified spread)	Monthly	02/23/2022	14,126	0	(2)	0	(2)
	Receive	NDDUEAFE Index	9,186	0.024% (1-Month USD-LIBOR less a specified spread)	Monthly	06/01/2022	71,454	0	(2,628)	0	(2,628)

CBK	Receive	ERAUSST Index	3,793	0.283% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	21,249	0	(5)	0	(5)
	Receive	NDDUEAFE Index	1,861	0.019% (1-Month USD-LIBOR less a specified spread)	Monthly	07/20/2022	14,476	0	(532)	0	(532)
	Receive	NDDUEAFE Index	21,043	0.024% (1-Month USD-LIBOR less a specified spread)	Monthly	08/03/2022	163,686	0	(6,018)	0	(6,018)

FAR	Receive	ERAUSLT Index	974,706	0.323% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	440,509	0	(20,341)	0	(20,341)
	Receive	Russell 2000 Index	2,760	0.186% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	31,795	0	(392)	0	(392)

GST	Pay	S&P 500 Total Return Index	28,259	0.483% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	254,185	0	101	101	0

HUS	Receive	ERADXULT Index	27,637	0.553% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	60,550	0	(27)	0	(27)

JPM	Receive	ERADXULT Index	29,256	0.534% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/09/2022	65,951	0	(1,869)	0	(1,869)
	Receive	RADMFXUT Index	28,244	0.454% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/09/2022	47,512	0	(1,549)	0	(1,549)
	Receive	ERAUSLT Index	131,867	0.373% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/16/2022	56,860	0	(18)	0	(18)
	Receive	ERADXULT Index	83,361	0.523% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	182,637	0	(73)	0	(73)
	Receive	ERAEMLT Index	55,152	0.943% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	212,124	0	(165)	0	(165)
	Receive	ERAEMLT Index	3,925	1.053% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	15,096	0	(13)	0	(13)
	Receive	ERADXULT Index	116,848	0.554% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/15/2022	262,594	0	(6,646)	0	(6,646)
	Receive	ERAEMLT Index	28,835	1.004% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/15/2022	113,022	0	(2,162)	0	(2,162)
	Receive	ERAUSST Index	27,223	0.254% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/20/2022	151,530	0	962	962	0

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	RADMFXUT Index	24,594	0.524% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/03/2022	$41,372	$0	$(1,350)	$0	$(1,350)
	Receive	ERAEMLT Index	19,772	1.044% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	77,485	0	(1,470)	0	(1,470)
	Receive	RADMFEMT Index	50,047	1.075% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	84,705	0	(1,321)	0	(1,321)
	Receive	RADMFXUT Index	47,730	0.625% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	79,940	0	(2,268)	0	(2,268)

MEI	Receive	ERADXULT Index	214,177	0.558% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/09/2022	469,245	0	(214)	0	(214)
	Receive	ERAEMLT Index	96,604	1.013% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/06/2022	371,555	0	(311)	0	(311)
	Receive	NDDUEAFE Index	3,783	0.024% (1-Month USD-LIBOR less a specified spread)	Monthly	08/24/2022	29,426	0	(1,082)	0	(1,082)
	Receive	ERADXULT Index	119,302	0.514% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/14/2022	261,385	0	(55)	0	(55)
	Receive	NDDUEAFE Index	23,257	0.020% (1-Month USD-LIBOR less a specified spread)	Monthly	09/21/2022	180,439	0	(6,183)	0	(6,183)

MYI	Receive	NDDUEAFE Index	28,118	0.004% (1-Month USD-LIBOR less a specified spread)	Monthly	05/18/2022	217,972	0	(7,293)	0	(7,293)

UAG	Receive	NDDUEAFE Index	1,791	0.023% (1-Month USD-LIBOR less a specified spread)	Monthly	02/23/2022	13,421	0	(2)	0	(2)
	Receive	NDDUEAFE Index	9,611	0.018% (1-Month USD-LIBOR less a specified spread)	Monthly	07/13/2022	72,022	0	(11)	0	(11)
	Receive	ERAUSST Index	9,808	0.274% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/01/2022	54,594	0	347	347	0
	Receive	ERAUSST Index	10,243	0.274% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	57,383	0	(6)	0	(6)

								$0	$(63,155)	$4,769	$(67,924)

Total Swap Agreements								$370	$(63,201)	$5,093	$(67,924)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$2,008	$0	$0	$2,008	$(222)	$(46)	$0	$(268)	$1,740	$(2,210)	$(470)
BPS	2,416	0	3,359	5,775	(2,250)	(64)	(3,918)	(6,232)	(457)	(8,261)	(8,718)
BRC	462	0	0	462	(571)	(85)	(2,630)	(3,286)	(2,824)	3,160	336
CBK	5,645	1,663	0	7,308	(2,123)	(1,460)	(6,555)	(10,138)	(2,830)	3,333	503
FAR	0	0	0	0	0	0	(20,733)	(20,733)	(20,733)	10,371	(10,362)
FBF	4	0	0	4	0	0	0	0	4	0	4
GLM	298	0	0	298	(546)	0	0	(546)	(248)	542	294
GST	0	0	101	101	0	(49)	0	(49)	52	(9,210)	(9,158)
HUS	1,448	0	0	1,448	(568)	0	(27)	(595)	853	43	896
JPM	604	0	1,286	1,890	(1,371)	(14)	(18,904)	(20,289)	(18,399)	23,998	5,599
MEI	0	0	0	0	0	0	(7,845)	(7,845)	(7,845)	29,673	21,828
MYC	0	0	0	0	0	(53)	0	(53)	(53)	0	(53)
MYI	2,758	0	0	2,758	(75)	0	(7,293)	(7,368)	(4,610)	4,030	(580)
SCX	362	0	0	362	(459)	0	0	(459)	(97)	291	194

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	35

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
TOR	$2	$0	$0	$2	$(6)	$0	$0	$(6)	$(4)	$0	$(4)
UAG	171	0	347	518	(309)	0	(19)	(328)	190	(70)	120

Total Over the Counter	$16,178	$1,663	$5,093	$22,934	$(8,500)	$(1,771)	$(67,924)	$(78,195)

(p)

Securities with an aggregate market value of $75,441 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund ‘s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$359	$359
Swap Agreements	0	66	0	0	2,558	2,624

	$0	$66	$0	$0	$2,917	$2,983

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,178	$0	$16,178
Purchased Options	0	0	0	0	1,663	1,663
Swap Agreements	0	324	4,769	0	0	5,093

	$0	$324	$4,769	$16,178	$1,663	$22,934

	$0	$390	$4,769	$16,178	$4,580	$25,917

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$137	$137
Swap Agreements	0	276	0	0	861	1,137

	$0	$276	$0	$0	$998	$1,274

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,500	$0	$8,500
Written Options	0	311	0	0	1,460	1,771
Swap Agreements	0	0	67,924	0	0	67,924

	$0	$311	$67,924	$8,500	$1,460	$78,195

	$0	$587	$67,924	$8,500	$2,458	$79,469

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,540)	$(4,540)
Swap Agreements	0	10,687	0	0	(5,359)	5,328

	$0	$10,687	$0	$0	$(9,899)	$788

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,155	$0	$10,155
Purchased Options	0	0	0	(17)	(17)	(34)
Written Options	0	517	0	1,346	804	2,667
Swap Agreements	0	48	35,543	0	(51)	35,540

	$0	$565	$35,543	$11,484	$736	$48,328

	$0	$11,252	$35,543	$11,484	$(9,163)	$49,116

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$387	$387
Swap Agreements	0	(1,545)	0	0	(6,879)	(8,424)

	$0	$(1,545)	$0	$0	$(6,492)	$(8,037)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,431)	$0	$(2,431)
Purchased Options	0	0	0	(146)	(938)	(1,084)
Written Options	0	222	0	(138)	1,439	1,523
Swap Agreements	0	(31)	(52,998)	0	0	(53,029)

	$0	$191	$(52,998)	$(2,715)	$501	$(55,021)

	$0	$(1,354)	$(52,998)	$(2,715)	$(5,991)	$(63,058)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund ‘s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$182,638	$0	$182,638
Industrials	0	94,807	0	94,807
Utilities	0	22,629	0	22,629
Municipal Bonds & Notes
California	0	2,847	0	2,847
Illinois	0	557	0	557
Nebraska	0	29	0	29
New Jersey	0	421	0	421
Ohio	0	96	0	96
Pennsylvania	0	7	0	7
Texas	0	207	0	207
Washington	0	928	0	928
U.S. Government Agencies	0	14,994	0	14,994
U.S. Treasury Obligations	0	279,902	0	279,902
Non-Agency Mortgage-Backed Securities	0	124,919	26,702	151,621
Asset-Backed Securities	0	651,406	0	651,406
Sovereign Issues	0	29,950	0	29,950
Preferred Securities
Banking & Finance	699	2,236	0	2,935
Short-Term Instruments
Repurchase Agreements	0	147,300	0	147,300
Israel Treasury Bills	0	49,376	0	49,376
U.S. Treasury Bills	0	1,309,735	0	1,309,735
U.S. Treasury Cash Management Bills	0	19,298	0	19,298

	$699	$2,934,282	$26,702	$2,961,683

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,312,297	$0	$0	$1,312,297

Total Investments	$1,312,996	$2,934,282	$26,702	$4,273,980

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	36	2,941	0	2,977
Over the counter	0	22,934	0	22,934

	$36	$25,875	$0	$25,911

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32)	(1,242)	0	(1,274)
Over the counter	0	(78,195)	0	(78,195)

	$(32)	$(79,437)	$0	$(79,469)

Total Financial Derivative Instruments	$4	$(53,562)	$0	$(53,558)

Totals	$1,313,000	$2,880,720	$26,702	$4,220,422

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	37

Schedule of Investments	PIMCO All Asset: Multi-Short PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.3%

CORPORATE BONDS & NOTES 8.4%

BANKING & FINANCE 5.3%

Aviation Capital Group LLC
4.125% due 08/01/2025		$100	$108
5.500% due 12/15/2024		100	112

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		100	99
2.528% due 11/18/2027		108	106

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(d)(e)	EUR	200	249

Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		$451	459
7.750% due 09/15/2023 •(d)(e)		600	655
7.875% due 09/15/2022 •(d)(e)	GBP	400	570

BNP Paribas S.A.
1.323% due 01/13/2027 •		$400	393

Citigroup, Inc.
3.200% due 10/21/2026		97	105

Credit Suisse Group AG
6.250% due 12/18/2024 •(d)(e)		200	216
7.500% due 12/11/2023 •(d)(e)		800	876

Deutsche Bank AG
1.354% (US0003M + 1.230%) due 02/27/2023 ~		634	641
1.375% due 09/03/2026 •	EUR	200	241
1.625% due 01/20/2027		400	488
1.750% due 01/17/2028		100	123
3.035% due 05/28/2032 •(f)		$300	305
3.547% due 09/18/2031 •		200	214
4.250% due 10/14/2021		1,159	1,160

Equitable Holdings, Inc.
4.350% due 04/20/2028		161	184

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	150	192

Ford Motor Credit Co. LLC
3.350% due 11/01/2022		$200	204
4.140% due 02/15/2023		600	616
5.584% due 03/18/2024		200	215

HSBC Holdings PLC
5.250% due 09/16/2022 •(d)(e)	EUR	200	239
6.250% due 03/23/2023 •(d)(e)		$200	209

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		408	473

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		247	252

Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		75	76
2.650% due 07/13/2022		183	186
2.750% due 03/09/2028		400	405

RLJ Lodging Trust LP
3.750% due 07/01/2026		100	101

Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		268	290

Standard Chartered PLC
7.500% due 04/02/2022 •(d)(e)		200	206

Stellantis Finance US, Inc.
2.691% due 09/15/2031		600	595

UBS AG
5.125% due 05/15/2024 (e)		247	270

Wells Fargo & Co.
3.000% due 04/22/2026		140	150

			11,983

INDUSTRIALS 2.5%

BAT Capital Corp.
3.222% due 08/15/2024		11	12

BAT International Finance PLC
3.950% due 06/15/2025		97	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boeing Co.
2.750% due 02/01/2026	$100	$104

Broadcom, Inc.
3.187% due 11/15/2036	5	5
3.469% due 04/15/2034	400	412
4.150% due 11/15/2030	95	105
4.300% due 11/15/2032	200	224

Charter Communications Operating LLC
3.900% due 06/01/2052	300	299
4.908% due 07/23/2025	172	194

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	100	109

CVS Pass-Through Trust
6.943% due 01/10/2030	76	92

DAE Funding LLC
3.375% due 03/20/2028	200	207

Expedia Group, Inc.
2.950% due 03/15/2031	100	101
6.250% due 05/01/2025	144	166

Kraft Heinz Foods Co.
5.000% due 07/15/2035	11	14
5.200% due 07/15/2045	22	28

MPLX LP
2.650% due 08/15/2030	100	100

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	400	440
4.810% due 09/17/2030	700	788

Oracle Corp.
3.950% due 03/25/2051 (f)	200	211

Sands China Ltd.
2.850% due 03/08/2029	200	193
3.250% due 08/08/2031	200	193
3.800% due 01/08/2026	200	206
5.125% due 08/08/2025	200	216
5.400% due 08/08/2028	300	332

T-Mobile USA, Inc.
2.250% due 02/15/2026	200	202
2.875% due 02/15/2031	200	202
3.375% due 04/15/2029	100	104
3.500% due 04/15/2031	100	106

		5,470

UTILITIES 0.6%

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	400	400
1.750% due 06/16/2022	500	500
3.000% due 06/15/2028	100	102
4.550% due 07/01/2030	100	108

Verizon Communications, Inc.
3.550% due 03/22/2051	200	211

		1,321

Total Corporate Bonds & Notes (Cost $18,721)		18,774

MUNICIPAL BONDS & NOTES 0.2%

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	16	18

WASHINGTON 0.2%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	380	493

Total Municipal Bonds & Notes (Cost $499)		511

U.S. GOVERNMENT AGENCIES 3.4%

Fannie Mae
0.434% due 09/25/2042 •	3	3
0.436% due 07/25/2037 •	6	6
0.466% due 07/25/2037 •	9	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.486% due 09/25/2035 •	$22	$22
0.496% due 09/25/2035 •	43	44
0.686% due 01/25/2051 •	14	15
0.806% due 06/25/2037 •	81	83
1.605% due 09/01/2035 •	1	1
2.090% due 06/01/2035 •	1	1
2.220% due 06/01/2035 •	1	1
2.242% due 12/01/2033 •	1	1
2.345% due 06/01/2034 •	2	2
4.000% due 04/25/2041	918	973

Freddie Mac
0.464% due 03/15/2037 •	81	82
0.784% due 08/15/2037 •	113	116
0.794% due 10/15/2037 •	19	19
0.804% due 05/15/2037 - 09/15/2037 •	127	129
1.984% due 06/01/2035 •	1	2
2.171% due 11/01/2034 •	1	1
4.000% due 01/01/2048 - 03/01/2049	25	28
5.000% due 05/01/2023 - 01/01/2039	152	177
5.500% due 01/01/2035 - 03/01/2039	30	34
6.000% due 08/01/2027 - 12/01/2037	11	12

Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	530	613
6.000% due 07/15/2037 - 08/15/2037	5	6

Small Business Administration
4.430% due 05/01/2029	19	21

Uniform Mortgage-Backed Security
3.500% due 01/01/2048 - 07/01/2048	1,811	1,925
4.000% due 01/01/2025 - 06/01/2026	10	11
4.500% due 05/01/2023 - 02/01/2044	1,533	1,717
5.000% due 11/01/2025 - 01/01/2029	6	7
5.500% due 11/01/2021 - 09/01/2041	845	975
6.000% due 10/01/2026 - 05/01/2041	607	713

Total U.S. Government Agencies (Cost $7,740)		7,749

U.S. TREASURY OBLIGATIONS 8.8%

U.S. Treasury Bonds
1.375% due 11/15/2040	2,100	1,887
1.625% due 11/15/2050	300	270
3.000% due 08/15/2048	75	89
3.000% due 02/15/2049	2,731	3,266
4.625% due 02/15/2040	988	1,412

U.S. Treasury Inflation Protected Securities (c)
0.250% due 02/15/2050	319	360
0.625% due 02/15/2043	104	124
0.750% due 02/15/2045	116	143
1.000% due 02/15/2046	532	694
1.000% due 02/15/2048	1,096	1,456
1.375% due 02/15/2044	738	1,014

U.S. Treasury Notes
0.375% due 12/31/2025	300	294
0.375% due 01/31/2026	800	783
0.500% due 02/28/2026	1,400	1,377
1.625% due 02/15/2026	9	9
1.750% due 12/31/2024	384	399
1.875% due 08/31/2022 (h)(j)	3,744	3,806
3.000% due 09/30/2025 (h)	1,380	1,500
3.000% due 10/31/2025	763	830

Total U.S. Treasury Obligations (Cost $20,581)		19,713

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%

Adjustable Rate Mortgage Trust
0.486% due 08/25/2036 •	10	11

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Trust
2.685% due 07/25/2035 ^~		$27	$27
3.436% due 05/25/2033 ~		1	1

Bear Stearns Adjustable Rate Mortgage Trust
2.727% due 11/25/2034 ~		1	1
2.981% due 11/25/2034 ~		4	4

Bear Stearns ALT-A Trust
2.462% due 10/25/2035 ^~		140	134
2.910% due 09/25/2035 ^~		66	51

Chase Mortgage Finance Trust
2.739% due 09/25/2036 ^~		26	24
2.861% due 12/25/2035 ^~		21	21
6.000% due 12/25/2036		24	16

Countrywide Alternative Loan Trust
0.426% due 11/25/2036 «•		1	0
0.466% due 09/25/2046 ^•		149	147
0.646% due 02/25/2037 •		47	42
6.000% due 05/25/2037 ^		237	149

Countrywide Home Loan Mortgage Pass-Through Trust
2.684% due 02/20/2035 ~		1	1
2.802% due 11/25/2034 ~		29	29

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.746% due 02/25/2036 •		348	358

GSR Mortgage Loan Trust
2.622% due 11/25/2035 ~		1	1
2.859% due 09/25/2035 ~		1	1
3.133% due 11/25/2035 ^~		61	58
6.000% due 02/25/2036 ^		531	326
6.000% due 07/25/2037 ^		140	120

HarborView Mortgage Loan Trust
0.327% due 12/19/2036 ^•		314	312
0.427% due 12/19/2036 ^•		22	21
0.567% due 06/19/2035 •		137	138
3.059% due 06/19/2036 ^~		147	95

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	623	843

IndyMac Mortgage Loan Trust
0.266% due 02/25/2037 ^•		$170	170
2.998% due 06/25/2036 ~		312	315

JP Morgan Alternative Loan Trust
2.722% due 05/25/2036 ^~		150	109

JP Morgan Mortgage Trust
2.299% due 07/25/2035 ~		10	11
2.554% due 10/25/2036 ~		12	10
3.230% due 10/25/2036 ^~		74	64

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		500	501

Lehman Mortgage Trust
6.000% due 09/25/2037 ^		103	105

MASTR Adjustable Rate Mortgages Trust
2.426% due 07/25/2035 ^~		20	19

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.524% due 12/15/2030 •		3	3

Merrill Lynch Alternative Note Asset Trust
0.686% due 03/25/2037 •		187	69

Merrill Lynch Mortgage Investors Trust
1.941% due 05/25/2033 ~		2	2
2.965% due 09/25/2035 ^~		60	56

Mortgage Equity Conversion Asset Trust
0.580% due 05/25/2042 •		255	246

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		6	4

Prime Mortgage Trust
6.000% due 06/25/2036 ^		27	26

Residential Accredit Loans, Inc. Trust
0.256% due 01/25/2037 •		283	270
0.386% due 02/25/2037 •		153	156
0.446% due 07/25/2036 •		485	258
0.454% due 08/25/2036 •		271	262
0.466% due 07/25/2036 •		263	271
0.466% due 09/25/2036 ^•		463	473

Structured Adjustable Rate Mortgage Loan Trust
0.386% due 10/25/2035 •		1	1
1.492% due 01/25/2035 ^•		3	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.440% due 02/25/2034 ~		$1	$1

Thornburg Mortgage Securities Trust
1.479% due 06/25/2047 ^•		126	109

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •	GBP	285	387

WaMu Mortgage Pass-Through Certificates Trust
1.763% due 10/25/2046 •		$11	11
3.093% due 02/25/2037 ^~		45	45

Wells Fargo Mortgage-Backed Securities Trust
2.735% due 12/25/2036 ^~		64	65

Total Non-Agency Mortgage-Backed Securities (Cost $6,732)			6,952

ASSET-BACKED SECURITIES 20.8%

ACE Securities Corp. Home Equity Loan Trust
0.206% due 10/25/2036 •		1	1

Adagio CLO DAC
0.720% due 10/15/2031 •	EUR	300	348

Ares European CLO
0.660% due 10/15/2030 •		600	696

Ares European CLO DAC
0.780% due 10/15/2031 •		800	928

Armada Euro CLO DAC
0.720% due 07/15/2031 •		900	1,040

Asset-Backed Securities Corp. Home Equity Loan Trust
1.046% due 07/25/2035 •		$128	129

Atlas Senior Loan Fund Ltd.
1.276% due 01/16/2030 •		1,100	1,100

Bain Capital Euro DAC
0.740% due 01/20/2032 •	EUR	400	464

Bear Stearns Asset-Backed Securities Trust
0.326% due 06/25/2047 •		$890	885
0.406% due 08/25/2036 •		173	167

Blackrock European CLO DAC
0.620% due 10/15/2031 •	EUR	300	347

BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •		500	581
0.720% due 01/15/2031 •		1,400	1,619

Cairn CLO DAC
0.600% due 04/30/2031 •		300	347

Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		350	406
0.890% due 08/15/2032 •		700	812

Citigroup Mortgage Loan Trust
0.246% due 12/25/2036 •		$136	92
0.266% due 01/25/2037 •		1,200	1,069
0.286% due 05/25/2037 •		989	835

Citigroup Mortgage Loan Trust, Inc.
0.986% due 09/25/2035 ^•		387	386

Countrywide Asset-Backed Certificates
0.226% due 04/25/2047 •		164	161
0.236% due 05/25/2037 •		25	24
0.266% due 06/25/2047 •		11	11
0.626% due 03/25/2036 •		209	207

CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	300	348
0.650% due 10/15/2031 •		700	811

Dryden Euro CLO DAC
0.860% due 05/15/2034 •		800	924

Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •		300	346

Fieldstone Mortgage Investment Trust
0.466% due 05/25/2036 •		$272	224

First Franklin Mortgage Loan Trust
0.226% due 09/25/2036 •		21	21
0.406% due 04/25/2036 •		19	19

Fremont Home Loan Trust
0.246% due 08/25/2036 •		2,114	935
1.136% due 11/25/2034 •		939	942

GSAMP Trust
0.136% due 12/25/2046 •		332	225
0.236% due 12/25/2046 •		1,136	782
0.316% due 01/25/2037 •		1,000	921

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest CLO DAC
0.760% due 07/15/2031 •	EUR	800	$925
0.960% due 10/20/2031 •		600	694

HSI Asset Securitization Corp. Trust
0.246% due 05/25/2037 •		$131	131

Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	500	578
0.650% due 04/15/2031 •		400	462

Laurelin DAC
0.720% due 10/20/2031 •		500	576

Long Beach Mortgage Loan Trust
0.386% due 05/25/2036 •		$122	84
0.526% due 02/25/2036 •		536	534
0.626% due 05/25/2046 •		742	347
0.646% due 10/25/2034 •		1	1

Man GLG Euro CLO DAC
0.690% due 12/15/2031 •	EUR	600	696

Massachusetts Educational Financing Authority
1.075% due 04/25/2038 •		$30	30

MASTR Asset-Backed Securities Trust
0.136% due 01/25/2037 •		2,748	1,056
0.296% due 05/25/2037 •		520	513
0.666% due 12/25/2035 •		101	101

Merrill Lynch Mortgage Investors Trust
0.586% due 07/25/2037 •		418	149

MF1 Ltd.
1.545% due 10/18/2036 •		900	902
1.845% due 10/18/2036 •		900	902

MidOcean Credit CLO
1.181% due 02/20/2031 •		700	700

Morgan Stanley ABS Capital, Inc. Trust
0.176% due 01/25/2037 •		328	202
0.216% due 02/25/2037 •		1,134	811
0.221% due 11/25/2036 •		1,021	790
0.246% due 09/25/2036 •		1,352	784
0.296% due 01/25/2037 •		473	295
0.586% due 04/25/2036 •		505	494
1.986% due 02/25/2047 •		274	263

Morgan Stanley Home Equity Loan Trust
0.186% due 12/25/2036 •		488	306

Mountain View CLO Ltd.
1.246% due 04/15/2029 •		993	994

Oak Hill European Credit Partners Designated Activity Co.
0.730% due 01/20/2032 •	EUR	550	638

Option One Mortgage Loan Trust
0.226% due 01/25/2037 •		$897	646

OZLM Ltd.
1.564% due 07/20/2032 •		500	500
1.814% due 07/20/2032 •		250	250

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	1,200	1,390

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.736% due 12/25/2034 •		$149	152

Popular ABS Mortgage Pass-Through Trust
0.416% due 07/25/2036 •		842	834

PRET LLC
1.744% due 07/25/2051 þ		400	401
1.868% due 07/25/2051 þ		296	296

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		758	391

Residential Asset Mortgage Products Trust
1.766% due 08/25/2035 •		700	704

Residential Asset Securities Corp. Trust
0.386% due 08/25/2036 •		48	48

Securitized Asset-Backed Receivables LLC Trust
0.166% due 08/25/2036 •		404	175
0.566% due 07/25/2036 •		224	131
1.046% due 01/25/2036 ^•		421	386

Segovia European CLO
0.880% due 07/20/2032 •	EUR	600	693

SG Mortgage Securities Trust
0.226% due 10/25/2036 •		$305	297

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	39

Schedule of Investments	PIMCO All Asset: Multi-Short PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
1.310% due 07/17/2051		$733	$734

Soundview Home Loan Trust
0.986% due 10/25/2037 •		742	681

Structured Asset Investment Loan Trust
0.706% due 01/25/2036 •		176	173

Structured Asset Securities Corp. Mortgage Loan Trust
0.221% due 07/25/2036 •		98	97
0.426% due 12/25/2036 •		51	50

Theorem Funding Trust
1.210% due 12/15/2027		678	679

Tikehau CLO BV
0.870% due 08/04/2034 •	EUR	700	807

Venture CLO Ltd.
1.184% due 07/20/2030 •		$400	400
1.234% due 01/20/2029 •		900	901

Wellfleet CLO Ltd.
1.024% due 04/20/2029 •		854	853

Total Asset-Backed Securities (Cost $47,224)			46,780

SOVEREIGN ISSUES 1.1%

Brazil Government International Bond
4.750% due 01/14/2050		420	373

Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	3,700	1,148
5.500% due 01/31/2022		900	284

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	9,005	$83
0.100% due 03/10/2029 (c)		37,385	346

Saudi Government International Bond
4.000% due 04/17/2025		$215	236

Total Sovereign Issues (Cost $2,518)			2,470

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 01/30/2022 ~(d)		132,000	133

Stichting AK Rabobank Certificaten
19.437% due 12/29/2049 þ(d)		81,275	135

Total Preferred Securities (Cost $243)			268

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 43.4%

ISRAEL TREASURY BILLS 1.7%
(0.024)% due 10/06/2021 - 06/08/2022 (a)(b)	ILS	12,200	3,784

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 41.7%
0.047% due 10/07/2021 - 03/17/2022 (a)(b)(h)(j)	$93,605	$93,595

Total Short-Term Instruments (Cost $97,295)		97,379

Total Investments in Securities (Cost $201,553)		200,596

	SHARES
INVESTMENTS IN AFFILIATES 8.4%

SHORT-TERM INSTRUMENTS 8.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%

PIMCO Short Asset Portfolio	1,865,357	18,683

PIMCO Short-Term Floating NAV Portfolio III	20,539	203

Total Short-Term Instruments (Cost $18,901)		18,886

Total Investments in Affiliates (Cost $18,901)		18,886

Total Investments 97.7% (Cost $220,454)		$219,482

Financial Derivative Instruments (g)(i) 1.8% (Cost or Premiums, net $564)		3,870

Other Assets and Liabilities, net 0.6%		1,277

Net Assets 100.0%		$224,629

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	3.035%	05/28/2032	06/11/2021	$304	$305	0.14%
Oracle Corp.	3.950	03/25/2051	03/22/2021	200	211	0.09

				$504	$516	0.23%

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2022	136	$33,832	$(12)	$3	$0
U.S. Treasury 30-Year Bond December Futures	12/2021	25	3,980	(107)	3	0

				$(119)	$6	$0

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2024	136	$(33,454)	$70	$0	$(2)
E-mini S&P 500 Index December Futures	12/2021	415	(89,178)	2,434	1,024	(2)
Euro-Bund 10-Year Bond December Futures	12/2021	7	(1,377)	20	3	(2)
U.S. Treasury 2-Year Note December Futures	12/2021	4	(880)	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2021	79	(9,697)	65	0	(7)
U.S. Treasury 10-Year Note December Futures	12/2021	40	(5,264)	34	0	(6)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	56	(10,700)	273	9	(1)

				$2,896	$1,036	$(20)

Total Futures Contracts				$2,777	$1,042	$(20)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.550%	$	700	$12	$3	$15	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2023	0.617		400	1	2	3	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.008		200	(1)	1	0	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.869		200	7	(1)	6	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		300	2	2	4	0	0

							$21	$7	$28	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	4,500	$(158)	$(20)	$(178)	$0	$(1)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		1,800	162	7	169	0	(2)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		300	29	(1)	28	0	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	EUR	900	28	0	28	0	0

						$61	$(14)	$47	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	5,400	$17	$(179)	$(162)	$0	$(25)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		3,800	(67)	408	341	57	0
Receive	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	85,200	(81)	(54)	(135)	0	0
Receive	1-Year BRL-CDI	6.572	Maturity	01/02/2023		29,800	0	(117)	(117)	0	(4)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	2,200	0	(14)	(14)	0	0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		4,400	0	(27)	(27)	1	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		18,500	365	(110)	255	2	0
Receive	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	2,000	0	3	3	0	0
Receive	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		2,900	0	5	5	0	0
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		2,900	0	5	5	0	0
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		2,900	0	5	5	0	0
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		2,900	0	6	6	0	0
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		5,800	0	13	13	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025	$	16,800	415	(320)	95	13	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		10,800	(628)	77	(551)	14	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		6,000	(13)	264	251	0	(13)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,500	703	(209)	494	0	(6)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	1,400	11	30	41	0	(2)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	5,700	109	(94)	15	0	(1)
Pay	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		2,000	(83)	84	1	7	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	62,200	(18)	5	(13)	0	(1)
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		227,000	(140)	36	(104)	12	0
Pay	UKRPI	3.475	Maturity	08/15/2030	GBP	5,400	(76)	(506)	(582)	75	0
Receive	UKRPI	3.445	Maturity	11/15/2030		100	0	12	12	0	(1)
Receive	UKRPI	3.510	Maturity	11/15/2030		100	0	11	11	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	41

Schedule of Investments	PIMCO All Asset: Multi-Short PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	UKRPI	3.272%	Maturity	11/15/2040	GBP	100	$0	$(25)	$(25)	$2	$0
Pay	UKRPI	3.273	Maturity	11/15/2040		100	0	(25)	(25)	2	0
Pay	UKRPI	3.340	Maturity	11/15/2040		200	0	(44)	(44)	4	0
Receive	UKRPI	3.051	Maturity	11/15/2050		100	0	43	43	0	(3)
Receive	UKRPI	3.143	Maturity	11/15/2050		100	0	37	37	0	(3)

							$514	$(680)	$(166)	$189	$(60)

Total Swap Agreements							$596	$(687)	$(91)	$189	$(64)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,042	$195	$1,237	$0	$(20)	$(66)	$(86)

(h)

Securities with an aggregate market value of $6,341 and cash of $1,106 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $6 and liability of $(2) for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	CNH	12,587		$1,944	$0	$(6)
	10/2021		$741	CNH	4,795	2	0
	11/2021	TWD	65,900		$2,383	9	0
	11/2021		$715	CAD	898	0	(6)
	11/2021		28	RUB	2,133	1	0
	12/2021	SGD	664		$488	0	(1)
	12/2021		$90	RUB	6,701	1	0
	12/2021	ZAR	8,766		$614	38	0

BPS	10/2021	CNH	7,501		1,157	0	(5)
	10/2021	MXN	57,959		2,871	64	0
	10/2021	RUB	19,704		269	0	(1)
	10/2021		$1,138	CNH	7,361	2	0
	10/2021		3,227	MXN	65,241	0	(66)
	11/2021	CAD	5,737		$4,584	55	0
	11/2021	IDR	16,252,137		1,131	1	0
	11/2021		$336	MXN	6,778	0	(9)
	12/2021	MXN	31,528		$1,553	39	0
	12/2021	SGD	1,049		773	1	0

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2022		$2,738	MXN	56,073	$0	$(60)

BRC	11/2021	JPY	68,200		$624	11	0
	11/2021		$1,122	JPY	123,700	0	(11)
	11/2021		44	RUB	3,260	1	0

CBK	10/2021	ILS	1,600		$484	0	(13)
	11/2021	EUR	1,810		2,139	41	0
	11/2021	ILS	6,902		2,126	0	(16)
	11/2021	JPY	32,300		288	0	(2)
	11/2021		$1,954	EUR	1,654	0	(37)
	11/2021		236	RUB	17,655	4	0
	11/2021		493	TWD	13,704	1	0
	12/2021	CNH	4,189		$645	0	(1)
	12/2021		$59	RUB	4,417	0	0
	12/2021		422	ZAR	6,117	0	(20)
	12/2021	ZAR	1,341		$91	3	0
	01/2022	ILS	739		225	0	(4)
	02/2022		900		278	0	(1)
	03/2022		3,701		1,124	0	(26)
	06/2022		1,800		556	0	(5)

FBF	11/2021		$27	RUB	1,984	1	0

GLM	10/2021	CNH	3,801		$586	0	(3)
	10/2021	MXN	4,726		230	1	0
	10/2021		$124	RUB	9,368	4	0
	11/2021	TWD	34,945		$1,267	8	0
	11/2021		$3,636	CAD	4,603	0	(2)
	11/2021		46	RUB	3,426	1	0
	12/2021	CNH	4,206		$647	0	(2)
	12/2021		$418	IDR	6,010,334	0	(1)
	12/2021		145	RUB	10,753	1	0
	12/2021		326	ZAR	4,708	0	(16)
	03/2022	ILS	1,000		$304	0	(6)

HUS	10/2021	MXN	31,528		1,584	57	0
	10/2021	RUB	10,321		142	1	0
	10/2021		$411	CNH	2,660	1	0
	10/2021		37	RUB	2,792	1	0
	11/2021	CNH	2,667		$411	0	(1)
	11/2021	IDR	2,321,362		161	0	0
	11/2021		$430	GBP	320	1	0
	11/2021		4,359	JPY	479,200	0	(52)
	11/2021		5	RUB	380	0	0
	12/2021		123	IDR	1,766,568	0	0
	12/2021		459	SGD	608	0	(11)
	12/2021		426	ZAR	6,167	0	(20)

JPM	10/2021		1,153	MXN	24,246	22	0
	11/2021	IDR	1,546,776		$108	0	0
	11/2021		$365	IDR	5,242,529	0	0
	11/2021		255	JPY	28,300	0	(1)
	12/2021	SGD	1,022		$759	7	0
	12/2021		$603	SGD	816	0	(2)

MYI	11/2021	GBP	2,337		$3,237	88	0
	11/2021	TWD	18,297		665	5	0
	11/2021		$183	EUR	155	0	(3)
	11/2021		119	IDR	1,716,121	0	0
	01/2022	ILS	211		$65	0	(1)

SCX	10/2021		$307	RUB	22,983	8	0
	11/2021	GBP	145		$200	5	0
	11/2021		$433	TWD	11,942	0	(3)
	12/2021	CNH	4,966		$764	0	(2)
	12/2021		$254	IDR	3,646,617	0	(1)
	12/2021		4,078	SGD	5,398	0	(103)
	12/2021		345	ZAR	4,943	0	(20)

TOR	12/2021	CNH	4,506		$695	0	0
	12/2021	MXN	7,588		376	12	0
	12/2021		$127	IDR	1,827,401	0	(1)
	12/2021	ZAR	3,657		$240	0	(1)

UAG	10/2021		$112	RUB	8,449	4	0
	11/2021	EUR	17,296		$20,336	284	0
	11/2021	JPY	96,600		884	16	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	43

Schedule of Investments	PIMCO All Asset: Multi-Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received		Unrealized Appreciation/ (Depreciation)
					Asset	Liability
	11/2021	$159	EUR	134	$0	$(4)
	11/2021	118	RUB	8,864	2	0
	11/2021	329	TWD	9,110	0	(1)
	12/2021	376	ZAR	5,452	0	(17)

Total Forward Foreign Currency Contracts					$804	$(564)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	16,600	$160	$114

Total Purchased Options							$160	$114

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	200	$(1)	$0
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	500	(2)	(1)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	300	(1)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	2,000	(2)	(1)

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	200	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	1,100	(1)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	11/17/2021	2,300	(11)	(4)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	600	(1)	0

BRC	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	10/20/2021	400	(2)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	900	(4)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	11/17/2021	1,100	(6)	(3)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	400	(2)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	640	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	11/17/2021	700	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	700	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	600	(1)	0

CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	100	0	0

FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	200	0	0

GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	10/20/2021	400	(2)	0
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	300	(1)	0
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	800	(4)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	500	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	700	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	600	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	600	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	1,200	(1)	0

JPM	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	400	0	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	700	(1)	0

MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000	11/17/2021	400	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	1,900	(2)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	1,400	(2)	(2)

						$(56)	$(19)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	33,200	$(159)	$(100)

Total Written Options							$(215)	$(119)

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.894%	EUR 100	$23	$(3)	$20	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	1,337	0.436% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/16/2022	$12,026	$0	$13	$13	$0

BPS	Pay	S&P 500 Total Return Index	759	0.416% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/02/2022	6,827	0	7	7	0
	Pay	S&P 500 Total Return Index	2,472	0.397% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	03/09/2022	20,003	0	(2,176)	0	(2,176)

GST	Pay	S&P 500 Total Return Index	10,434	0.530% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/05/2022	98,430	0	4,620	4,620	0

								$0	$2,464	$4,640	$(2,176)

Total Swap Agreements								$23	$2,461	$4,660	$(2,176)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$51	$0	$13	$64	$(13)	$(4)	$0	$(17)	$47	$144	$191
BPS	162	0	7	169	(141)	(4)	(2,176)	(2,321)	(2,152)	2,470	318
BRC	12	0	0	12	(11)	(7)	0	(18)	(6)	0	(6)
CBK	49	114	0	163	(125)	(100)	0	(225)	(62)	93	31
FBF	1	0	0	1	0	0	0	0	1	0	1
GLM	15	0	0	15	(30)	0	0	(30)	(15)	0	(15)
GST	0	0	4,620	4,620	0	(1)	0	(1)	4,619	(3,650)	969
HUS	61	0	0	61	(84)	0	0	(84)	(23)	0	(23)
JPM	29	0	20	49	(3)	0	0	(3)	46	0	46
MYC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
MYI	93	0	0	93	(4)	0	0	(4)	89	0	89
SCX	13	0	0	13	(129)	0	0	(129)	(116)	0	(116)
TOR	12	0	0	12	(2)	0	0	(2)	10	0	10
UAG	306	0	0	306	(22)	0	0	(22)	284	0	284

Total Over the Counter	$804	$114	$4,660	$5,578	$(564)	$(119)	$(2,176)	$(2,859)

(j)

Securities with an aggregate market value of $2,706 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	45

Schedule of Investments	PIMCO All Asset: Multi-Short PLUS Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$1,024	$0	$18	$1,042
Swap Agreements	0	6	0	0	189	195

	$0	$6	$1,024	$0	$207	$1,237

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$804	$0	$804
Purchased Options	0	0	0	0	114	114
Swap Agreements	0	20	4,640	0	0	4,660

	$0	$20	$4,640	$804	$114	$5,578

	$0	$26	$5,664	$804	$321	$6,815

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$2	$0	$18	$20
Swap Agreements	0	4	0	0	62	66

	$0	$4	$2	$0	$80	$86

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$564	$0	$564
Written Options	0	19	0	0	100	119
Swap Agreements	0	0	2,176	0	0	2,176

	$0	$19	$2,176	$564	$100	$2,859

	$0	$23	$2,178	$564	$180	$2,945

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(14,130)	$0	$(494)	$(14,624)
Swap Agreements	0	671	0	0	(937)	(266)

	$0	$671	$(14,130)	$0	$(1,431)	$(14,890)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$791	$0	$791
Purchased Options	0	0	0	(1)	0	(1)
Written Options	0	40	0	116	59	215
Swap Agreements	0	3	(26,792)	0	(4)	(26,793)

	$0	$43	$(26,792)	$906	$55	$(25,788)

	$0	$714	$(40,922)	$906	$(1,376)	$(40,678)

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$3,072	$0	$(356)	$2,716
Swap Agreements	0	(82)	0	0	(186)	(268)

	$0	$(82)	$3,072	$0	$(542)	$2,448

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(339)	$0	$(339)
Purchased Options	0	0	0	(12)	(64)	(76)
Written Options	0	18	0	(12)	100	106
Swap Agreements	0	(2)	9,884	0	0	9,882

	$0	$16	$9,884	$(363)	$36	$9,573

	$0	$(66)	$12,956	$(363)	$(506)	$12,021

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,983	$0	$11,983
Industrials	0	5,470	0	5,470
Utilities	0	1,321	0	1,321
Municipal Bonds & Notes
Illinois	0	18	0	18
Washington	0	493	0	493
U.S. Government Agencies	0	7,749	0	7,749
U.S. Treasury Obligations	0	19,713	0	19,713
Non-Agency Mortgage-Backed Securities	0	6,952	0	6,952
Asset-Backed Securities	0	46,780	0	46,780
Sovereign Issues	0	2,470	0	2,470
Preferred Securities
Banking & Finance	0	268	0	268
Short-Term Instruments
Israel Treasury Bills	0	3,784	0	3,784
U.S. Treasury Bills	0	93,595	0	93,595

	$0	$200,596	$0	$200,596

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,886	$0	$0	$18,886

Total Investments	$18,886	$200,596	$0	$219,482

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,027	204	0	1,231
Over the counter	0	5,578	0	5,578

	$1,027	$5,782	$0	$6,809

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(80)	0	(84)
Over the counter	0	(2,859)	0	(2,859)

	$(4)	$(2,939)	$0	$(2,943)

Total Financial Derivative Instruments	$1,023	$2,843	$0	$3,866

Totals	$19,909	$203,439	$0	$223,348

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	47

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.3%

CORPORATE BONDS & NOTES 2.7%

BANKING & FINANCE 2.5%

Ally Financial, Inc.
8.000% due 11/01/2031		$176	$254

American Tower Corp.
3.000% due 06/15/2023		39	41

Aviation Capital Group LLC
2.875% due 01/20/2022		39	39

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		46	45
3.950% due 07/01/2024		157	167

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		333	344

Crown Castle International Corp.
3.150% due 07/15/2023		666	695

Deutsche Bank AG
4.250% due 10/14/2021		1,809	1,811

Ford Motor Credit Co. LLC
0.999% (US0003M + 0.880%) due 10/12/2021 ~		606	606
3.550% due 10/07/2022		254	259

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	274	506

Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	9,216	1,338
1.000% due 10/01/2050		35,264	5,176
1.000% due 10/01/2053		25,108	3,584
2.500% due 10/01/2047		1	0

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		$769	785
4.519% due 06/25/2024 •		488	520

Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		39	40
3.450% due 03/15/2023		20	21

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	3,818	553
1.000% due 10/01/2050		36,062	5,301
1.500% due 10/01/2053		32,200	4,807

Nykredit Realkredit A/S
0.500% due 10/01/2043		49,127	7,107
1.000% due 10/01/2050		30,845	4,524
1.500% due 10/01/2053		90,281	13,596
2.500% due 10/01/2047		1	0

Realkredit Danmark A/S
1.000% due 10/01/2053		72,496	10,378
1.500% due 10/01/2053		26,394	3,941
2.500% due 04/01/2047		2	0

UniCredit SpA
7.830% due 12/04/2023		$910	1,042

			67,480

INDUSTRIALS 0.2%

Bayer U.S. Finance LLC
3.000% due 10/08/2021		235	235

Bristol-Myers Squibb Co.
3.250% due 08/15/2022		22	23

Charter Communications Operating LLC
4.464% due 07/23/2022		388	398

Daimler Finance North America LLC
3.750% due 11/05/2021		235	236

Danone S.A.
2.077% due 11/02/2021		551	551

Delta Air Lines, Inc.
3.625% due 03/15/2022		606	611

Discovery Communications LLC
2.950% due 03/20/2023		10	10

Energy Transfer LP
3.600% due 02/01/2023		20	21

Enterprise Products Operating LLC
3.350% due 03/15/2023		39	40

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ERAC USA Finance LLC
2.600% due 12/01/2021	$88	$88

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~	793	794

Komatsu Finance America, Inc.
2.437% due 09/11/2022	220	224

McDonald’s Corp.
0.562% (US0003M + 0.430%) due 10/28/2021 ~	1,002	1,002

RELX Capital, Inc.
3.500% due 03/16/2023	20	21

TransCanada PipeLines Ltd.
3.750% due 10/16/2023	11	12

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	39	42

VMware, Inc.
3.900% due 08/21/2027	39	43

		4,351

UTILITIES 0.0%

British Transco International Finance BV
0.000% due 11/04/2021 (e)	70	70

Duke Energy Corp.
2.400% due 08/15/2022	20	20

Sempra Energy
4.050% due 12/01/2023	59	63

Verizon Communications, Inc.
2.355% due 03/15/2032	46	46
4.016% due 12/03/2029	285	323

		522

Total Corporate Bonds & Notes (Cost $77,924)		72,353

U.S. GOVERNMENT AGENCIES 3.0%

Fannie Mae
0.516% due 10/25/2036 •	2	2
0.536% due 08/25/2037 •	68	69
1.299% due 09/01/2044 - 10/01/2044 •	2	2
2.069% due 05/01/2038 •	354	374
2.125% due 04/24/2026 (l)	705	743

Freddie Mac
0.464% due 07/15/2036 •	25	25
0.534% due 05/15/2032 - 09/15/2042 •	194	196
0.684% due 12/15/2037 •	34	35
0.704% due 10/15/2037 •	56	57
1.792% due 09/01/2036 •	5	5
1.975% due 07/01/2036 •	9	9
1.994% due 10/01/2036 •	5	5

Ginnie Mae
0.288% due 10/16/2053 ~(a)	155	1
0.382% due 08/20/2068 •	822	813
0.386% due 10/20/2043 •	403	403
0.487% due 02/20/2049 •	670	672

Small Business Administration
4.840% due 05/01/2025	5	5
4.990% due 09/01/2024	4	4
5.160% due 02/01/2028	3	4
5.310% due 05/01/2027	7	8
5.510% due 11/01/2027	3	3
5.820% due 06/01/2026	5	5
5.870% due 07/01/2028	2	3
6.770% due 11/01/2028	6	7

Uniform Mortgage-Backed Security
3.500% due 02/01/2045	7	7
4.000% due 09/01/2048 - 03/01/2049	31	33

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2051 - 11/01/2051	73,100	78,400

Total U.S. Government Agencies (Cost $81,777)		81,890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 98.1%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (j)(l)	$9,158	$9,225
0.125% due 04/15/2022	42,643	43,241
0.125% due 07/15/2022 (l)	7,537	7,719
0.125% due 01/15/2023	72,713	75,181
0.125% due 07/15/2024	36,033	38,479
0.125% due 10/15/2024 (j)	71,281	76,278
0.125% due 04/15/2025 (h)	169,608	182,016
0.125% due 10/15/2025	72,482	78,459
0.125% due 04/15/2026 (h)	150,266	162,739
0.125% due 07/15/2026	56,307	61,452
0.125% due 01/15/2030 (h)	117,816	129,535
0.125% due 07/15/2030	45,140	49,822
0.125% due 01/15/2031 (h)	162,560	178,569
0.125% due 07/15/2031 (h)	195,969	215,994
0.125% due 02/15/2051	38,698	42,507
0.250% due 01/15/2025 (h)	90,697	97,471
0.250% due 07/15/2029	26,891	29,939
0.250% due 02/15/2050	12,422	14,023
0.375% due 07/15/2023 (j)	42,001	44,257
0.375% due 07/15/2025	11,050	12,062
0.375% due 01/15/2027	33,109	36,571
0.375% due 07/15/2027	72,838	81,070
0.500% due 04/15/2024 (h)	111,350	118,945
0.500% due 01/15/2028 (h)	78,783	88,255
0.625% due 04/15/2023 (h)	120,080	125,666
0.625% due 01/15/2024	66,285	70,737
0.625% due 01/15/2026	16,032	17,702
0.625% due 02/15/2043	32,098	38,298
0.750% due 07/15/2028	39,147	44,851
0.750% due 02/15/2042	16,756	20,437
0.750% due 02/15/2045 (h)	73,722	90,815
0.875% due 01/15/2029 (h)	89,932	103,978
0.875% due 02/15/2047	22,848	29,330
1.000% due 02/15/2046	58,061	75,721
1.000% due 02/15/2048	11,069	14,712
1.000% due 02/15/2049 (l)	4,299	5,770
1.375% due 02/15/2044 (h)	62,026	85,291
1.750% due 01/15/2028 (l)	5,566	6,701
2.000% due 01/15/2026(j)(l)	3,913	4,565
2.125% due 02/15/2040	15,097	22,495
2.125% due 02/15/2041	30,523	46,014
3.375% due 04/15/2032(l)	112	164
3.875% due 04/15/2029 (l)	775	1,082

U.S. Treasury Notes
1.625% due 05/15/2026 (h)	3,123	3,222
2.000% due 02/15/2025 (h)	3,096	3,239
2.750% due 02/15/2024 (h)	4,890	5,166

Total U.S. Treasury Obligations (Cost $2,676,347)		2,689,765

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

Adjustable Rate Mortgage Trust
2.908% due 07/25/2035 ~	13	13

Alliance Bancorp Trust
0.326% due 07/25/2037 •	1,776	1,708

AREIT Trust
2.784% due 04/15/2037 •	294	296

BAMLL Commercial Mortgage Securities Trust
1.150% due 09/15/2038 •	700	702

Banc of America Funding Trust
2.938% due 05/20/2036 ^~	34	34

Bancorp Commercial Mortgage Trust
1.214% due 09/15/2036 •	28	28

Bear Stearns Adjustable Rate Mortgage Trust
2.691% due 01/25/2035 ~	16	17
2.970% due 07/25/2036 ^~	14	13
3.105% due 02/25/2036 ^~	40	40
3.178% due 01/25/2035 ~	8	8

Bear Stearns ALT-A Trust
4.353% due 07/25/2035 ^~	76	65

Chase Mortgage Finance Trust
2.368% due 02/25/2037 ~	12	13
2.781% due 02/25/2037 ~	10	10
2.861% due 12/25/2035 ^~	3	2
5.500% due 12/25/2022 ^	43	25

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
2.365% due 03/25/2034 ~		$8	$8
2.520% due 11/25/2035 •		6	6

Countrywide Alternative Loan Trust
5.500% due 04/25/2035		1,480	1,462
5.500% due 11/25/2035 ^		13	12
6.000% due 03/25/2037 ^		720	410
6.500% due 09/25/2037 ^		178	103

Countrywide Home Loan Mortgage Pass-Through Trust
2.647% due 08/20/2035 ^~		166	165
2.773% due 11/20/2034 ~		30	31
5.500% due 01/25/2035		25	26
6.000% due 04/25/2036		50	36

Countrywide Home Loan Reperforming REMIC Trust
0.426% due 06/25/2035 •		8	7

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
0.786% due 10/25/2035 ^•		56	32

Credit Suisse Mortgage Capital Certificates
6.113% due 10/26/2036 ~		3	3

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.862% due 04/25/2047 •		158	157

Eurosail PLC
1.017% due 06/13/2045 •	GBP	167	224

First Horizon Alternative Mortgage Securities Trust
2.566% due 04/25/2035 ~		$28	30
6.000% due 02/25/2037 ^		65	39

GCAT LLC
2.981% due 09/25/2025 þ		1,917	1,936

GS Mortgage Securities Trust
4.592% due 08/10/2043		27	27

GSR Mortgage Loan Trust
2.746% due 09/25/2035 ~		2	2
2.805% due 11/25/2035 ~		11	11
2.859% due 09/25/2035 ~		1	1
2.967% due 01/25/2036 ^~		10	11

HarborView Mortgage Loan Trust
0.217% due 03/19/2037 •		86	81
0.292% due 12/19/2036 •		951	903
0.527% due 05/19/2035 •		58	57
0.707% due 11/19/2035 •		68	61
0.767% due 06/20/2035 •		48	47

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	825	1,117

HomeBanc Mortgage Trust
0.626% due 10/25/2035 •		$4	4
0.746% due 10/25/2035 •		7	7

IndyMac Mortgage Loan Trust
0.506% due 07/25/2036 •		107	104
0.646% due 07/25/2035 •		442	365
2.728% due 11/25/2035 ^~		21	19

JP Morgan Alternative Loan Trust
0.486% due 06/25/2037 •		986	506
6.810% due 08/25/2036 ^þ		235	231

JP Morgan Mortgage Trust
2.299% due 07/25/2035 ~		6	7
2.696% due 04/25/2035 ~		1	1

MASTR Adjustable Rate Mortgages Trust
2.731% due 11/21/2034 ~		14	15

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.824% due 09/15/2030 •		10	10

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.564% due 06/15/2030 •		1	1

Merrill Lynch Mortgage Investors Trust
2.067% due 12/25/2034 ~		8	8
3.018% due 06/25/2035 ~		18	19

Natixis Commercial Mortgage Securities Trust
0.834% due 02/15/2033 •		443	444

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		853	883

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.846% due 12/25/2035 •		569	576

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036		$23	$22
6.000% due 09/25/2036 ^		60	57

Residential Asset Securitization Trust
0.486% due 05/25/2035 •		170	125
5.750% due 03/25/2037 ^		53	27
6.500% due 09/25/2036 ^		907	493

Structured Adjustable Rate Mortgage Loan Trust
1.036% due 11/25/2034 •		67	67
3.057% due 03/25/2036 ^~		28	24

Structured Asset Mortgage Investments Trust
0.506% due 05/25/2036 •		10	9
0.767% due 05/19/2035 •		5	5

Thornburg Mortgage Securities Trust
1.529% due 03/25/2037 ^•		269	254

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •	GBP	1,472	2,000

WaMu Mortgage Pass-Through Certificates Trust
0.826% due 11/25/2034 •		$24	23
0.826% due 01/25/2045 •		40	40
0.886% due 01/25/2045 •		28	28
2.470% due 10/25/2034 ~		3	3
2.577% due 06/25/2034 ~		4	4
2.749% due 01/25/2035 ~		4	4
3.131% due 08/25/2036 ^~		1	1

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		11	11

Wells Fargo Mortgage-Backed Securities Trust
2.800% due 04/25/2036 ~		26	25

Total Non-Agency Mortgage-Backed Securities (Cost $16,091)			16,401

ASSET-BACKED SECURITIES 8.8%

ACE Securities Corp. Home Equity Loan Trust
0.956% due 05/25/2035 •		92	92
0.986% due 12/25/2034 •		54	54
1.211% due 04/25/2035 •		2,000	2,002
1.886% due 06/25/2034 •		5	5

Adagio CLO DAC
0.720% due 10/15/2031 •	EUR	1,000	1,160

Adams Mill CLO Ltd.
1.226% due 07/15/2026 •		$168	169

American Money Management Corp. CLO Ltd.
0.991% due 04/17/2029 •		5,900	5,907
1.078% due 11/10/2030 •		800	800

Anchorage Capital CLO Ltd.
1.176% due 07/15/2030 •		3,400	3,401
1.278% due 07/22/2032 •		5,600	5,600
1.534% due 10/20/2031 •		1,700	1,701

Apidos CLO
1.064% due 07/17/2030 •		1,000	1,000
1.090% due 07/18/2029 •		600	600

Aqueduct European CLO DAC
0.640% due 07/20/2030 •	EUR	2,886	3,348

Arch Street CLO Ltd.
1.134% due 10/20/2028 •		$1,788	1,788

ARES LII CLO Ltd.
1.188% due 04/22/2031 •		5,600	5,616

Argent Mortgage Loan Trust
0.566% due 05/25/2035 •		90	85

Armada Euro CLO DAC
0.720% due 07/15/2031 •	EUR	2,400	2,773

Asset-Backed Securities Corp. Home Equity Loan Trust
0.316% due 11/25/2036 •		$727	707

Assurant CLO Ltd.
1.174% due 10/20/2031 •		1,000	1,000
1.384% due 10/20/2029 •		700	700

Atrium Corp.
0.968% due 04/22/2027 •		318	318

Bain Capital Euro DAC
0.740% due 01/20/2032 •	EUR	2,000	2,321

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
0.746% due 02/25/2036 •		$946	$905
1.086% due 09/25/2046 •		41	39

Benefit Street Partners CLO Ltd.
1.189% due 07/15/2032 •		6,600	6,603

Birch Grove CLO Ltd.
1.246% due 06/15/2031 •		4,900	4,906

Blackrock European CLO DAC
0.620% due 10/15/2031 •	EUR	1,600	1,849

BlueMountain CLO Ltd.
1.064% due 07/18/2027 •		$1,201	1,201

BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •	EUR	2,800	3,253
0.910% due 01/15/2033 •		1,700	1,971

BNC Mortgage Loan Trust
0.406% due 11/25/2036 •		$1,458	1,441

Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	3,200	3,697
0.780% due 10/15/2031 •		2,300	2,668

Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		3,100	3,595

Carlyle Global Market Strategies CLO Ltd.
1.075% due 08/14/2030 •		$1,900	1,898
1.132% due 07/28/2028 •		1,663	1,666

CARLYLE U.S. CLO Ltd.
1.134% due 04/20/2031 •		2,300	2,300

Catamaran CLO Ltd.
0.979% due 01/27/2028 •		162	162
1.224% due 01/18/2029 •		2,520	2,523

Cathedral Lake CLO Ltd.
0.976% due 07/16/2029 •		1,787	1,788

CIFC Funding Ltd.
0.985% due 10/25/2027 •		265	265

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		195	197

Citigroup Mortgage Loan Trust
0.356% due 05/25/2037 •		2,400	2,275
0.791% due 03/25/2037 •		4,100	3,986

Citigroup Mortgage Loan Trust, Inc.
0.581% due 10/25/2036 •		254	250

Countrywide Asset-Backed Certificates
0.226% due 05/25/2035 •		467	462
0.226% due 07/25/2037 •		96	91
0.276% due 11/25/2037 •		3,597	3,490
0.286% due 09/25/2037 •		26	24
0.336% due 03/25/2037 •		235	228
0.566% due 05/25/2036 •		849	761
1.121% due 12/25/2035 •		286	287
5.805% due 04/25/2036 ^~		121	119

Countrywide Asset-Backed Certificates Trust
1.811% due 11/25/2034 •		2,920	2,969

Countrywide Asset-Backed Certificates Trust, Inc.
0.866% due 11/25/2034 •		19	19
0.941% due 08/25/2034 •		5	5

Crestline Denali CLO Ltd.
1.164% due 04/20/2030 •		5,100	5,101
1.226% due 10/23/2031 •		3,200	3,200

CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	1,000	1,159
0.650% due 10/15/2031 •		1,000	1,158
0.780% due 08/15/2032 •		1,600	1,856

Dryden Euro CLO BV
0.660% due 04/15/2033 •		1,500	1,730

Dryden Euro CLO DAC
0.860% due 05/15/2034 •		1,900	2,195

Dryden Senior Loan Fund
1.026% due 10/15/2027 •		$410	410
1.106% due 04/15/2028 •		2,400	2,400

Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •	EUR	300	346

First Franklin Mortgage Loan Trust
0.791% due 11/25/2036 •		$568	563
0.956% due 09/25/2035 •		1,045	1,045

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	49

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
0.221% due 10/25/2036 •		$133	$125
0.226% due 01/25/2037 •		221	148
0.326% due 10/25/2036 •		734	436
0.926% due 03/25/2035 •		1,701	1,616

GSAMP Trust
0.286% due 11/25/2036 •		102	64
0.821% due 09/25/2035 ^•		9	9
1.061% due 03/25/2035 ^•		128	126

Halcyon Loan Advisors Funding Ltd.
1.054% due 04/20/2027 •		9	9

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	3,000	3,450
0.960% due 10/20/2031 •		1,800	2,082

Home Equity Mortgage Loan Asset-Backed Trust
0.306% due 04/25/2037 •		$115	101

HSI Asset Securitization Corp. Trust
0.626% due 02/25/2036 •		98	98

ICG U.S. CLO Ltd.
1.538% due 10/22/2031 •		1,700	1,702

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.136% due 11/25/2034 •		22	22

IndyMac Mortgage Loan Trust
0.226% due 07/25/2036 •		965	369

Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	2,800	3,236
0.610% due 04/15/2030 •		3,300	3,816
0.650% due 04/15/2031 •		800	924

KKR CLO Ltd.
1.076% due 07/15/2030 •		$1,000	1,000

LCM LP
1.134% due 07/20/2030 •		1,900	1,900

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		881	665

Lehman XS Trust
4.335% due 06/25/2036 þ		300	324

LoanCore Issuer Ltd.
1.214% due 05/15/2036 •		163	163

Long Beach Mortgage Loan Trust
0.206% due 08/25/2036 •		82	44

Man GLG Euro CLO
0.900% due 10/15/2032 •	EUR	1,050	1,217

Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		2,000	2,320

Marathon CLO Ltd.
1.276% due 04/15/2029 •		$3,500	3,506

Marlette Funding Trust
2.690% due 09/17/2029		1	1

Massachusetts Educational Financing Authority
1.075% due 04/25/2038 •		64	64

MASTR Asset-Backed Securities Trust
0.426% due 06/25/2036 •		269	264

Merrill Lynch Mortgage Investors Trust
0.506% due 02/25/2037 •		1,458	641
0.806% due 10/25/2035 •		1,223	1,192
0.806% due 05/25/2036 •		15	15

MidOcean Credit CLO
1.181% due 02/20/2031 •		300	300
1.229% due 01/29/2030 •		1,500	1,499

Morgan Stanley ABS Capital, Inc. Trust
0.216% due 10/25/2036 •		694	661
0.986% due 05/25/2034 •		1,862	1,827
1.121% due 07/25/2035 •		819	820

Mountain View CLO LLC
1.144% due 01/16/2031 •		7,000	7,000

Mountain View CLO Ltd.
0.949% due 10/13/2027 •		200	201
1.246% due 04/15/2029 •		2,581	2,584

MP CLO Ltd.
1.024% due 10/18/2028 •		5,163	5,169

North Carolina State Education Assistance Authority
0.886% due 07/25/2039 •		404	405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NovaStar Mortgage Funding Trust
0.791% due 01/25/2036 •		$274	$274

Ocean Trails CLO
0.926% due 07/15/2028 •		772	771

OCP CLO Ltd.
0.926% due 07/15/2027 •		31	31
0.945% due 10/26/2027 •		148	148

Option One Mortgage Loan Trust
0.226% due 01/25/2037 •		248	191
0.226% due 03/25/2037 •		203	156
0.326% due 04/25/2037 •		3,120	1,979

Ownit Mortgage Loan Trust
0.366% due 09/25/2037 •		5,719	5,372

OZLM Ltd.
1.155% due 05/16/2030 •		600	601
1.228% due 10/20/2031 •(b)		300	300

Palmer Square European Loan Funding DAC
0.870% due 02/15/2030 •	EUR	1,316	1,526

Palmer Square Loan Funding Ltd.
0.971% due 07/20/2029 •		$2,200	2,195

Renaissance Home Equity Loan Trust
0.946% due 06/25/2033 •		1,849	1,780
1.186% due 09/25/2037 •		821	449

Residential Asset Securities Corp. Trust
0.366% due 09/25/2036 •		2,185	2,150
0.566% due 08/25/2036 •		360	329

Romark CLO Ltd.
1.168% due 10/23/2030 •		900	900

Saranac Clo Ltd.
1.259% due 08/13/2031 •		3,900	3,900

Saxon Asset Securities Trust
0.396% due 09/25/2037 •		97	96

Sculptor CLO Ltd.
1.404% due 01/15/2031 •		3,400	3,399

Securitized Asset-Backed Receivables LLC Trust
0.586% due 05/25/2036 •		1,030	713
0.761% due 10/25/2035 •		3,500	3,498

SLM Student Loan Trust
1.625% due 04/25/2023 •		213	215

Sound Point CLO Ltd.
1.105% due 07/25/2030 •		1,300	1,301
1.128% due 01/23/2029 •		3,212	3,213
1.184% due 10/20/2028 •		2,583	2,586

Soundview Home Loan Trust
0.286% due 06/25/2037 •		874	758
1.036% due 10/25/2037 •		115	106

Specialty Underwriting & Residential Finance Trust
0.286% due 04/25/2037 •		3,623	2,943

St Paul’s CLO DAC
0.850% due 04/25/2030 •	EUR	400	464

Steele Creek CLO Ltd.
1.031% due 05/21/2029 •		$1,301	1,302

Structured Asset Securities Corp. Mortgage Loan Trust
0.656% due 10/25/2036 •		332	330
1.586% due 04/25/2035 •		8	8

TICP CLO Ltd.
0.974% due 04/20/2028 •		1,676	1,678

Tikehau CLO BV
0.870% due 08/04/2034 •	EUR	1,500	1,730

Venture CLO Ltd.
1.006% due 04/15/2027 •		$278	278
1.006% due 07/15/2027 •		116	116
1.034% due 10/20/2028 •		672	672
1.110% due 07/20/2030 •		5,800	5,800
1.115% due 09/07/2030 •		800	799
1.184% due 07/20/2030 •		3,500	3,498
1.234% due 01/20/2029 •		2,900	2,902

Vibrant CLO Ltd.
1.174% due 09/15/2030 •		1,900	1,903

Voya CLO Ltd.
1.034% due 07/20/2029 •		3,366	3,365
1.091% due 10/15/2030 •		1,000	1,000

Wellfleet CLO Ltd.
0.980% due 07/20/2029 •		1,500	1,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Home Equity Asset-Backed Securities Trust
2.486% due 12/25/2034 •		$137	$141

WhiteHorse Ltd.
1.064% due 04/17/2027 •		9	9

Total Asset-Backed Securities (Cost $242,740)			241,693

SOVEREIGN ISSUES 5.0%

Australia Government International Bond
1.250% due 02/21/2022	AUD	1,996	1,459
3.000% due 09/20/2025		1,983	1,679

Autonomous City of Buenos Aires
39.149% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,314	7

Canada Government Real Return Bond
4.250% due 12/01/2026 (f)	CAD	1,079	1,086

Denmark Government International Bond
0.100% due 11/15/2023 (f)	DKK	3,766	613

France Government International Bond
0.250% due 07/25/2024 (f)	EUR	9,561	12,002
2.100% due 07/25/2023 (f)		545	681

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		43,062	55,230
1.400% due 05/26/2025 (f)		14,991	19,038

Japan Government International Bond
0.005% due 03/10/2031 (f)	JPY	1,219,632	11,222
0.100% due 03/10/2028 (f)		1,101,721	10,176
0.100% due 03/10/2029 (f)		1,400,627	12,981

Mexico Government International Bond
4.500% due 11/22/2035 (f)	MXN	1,384	77

New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	387	291
3.000% due 09/20/2030 (f)		2,840	2,465

Peru Government International Bond
5.940% due 02/12/2029	PEN	959	233

Qatar Government International Bond
3.875% due 04/23/2023		$352	371

Saudi Government International Bond
4.000% due 04/17/2025		601	658

United Kingdom Gilt
1.250% due 11/22/2027 (f)	GBP	4,092	7,184

Total Sovereign Issues (Cost $137,176)			137,453

		SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.1%

Hilton Worldwide Holdings, Inc. (c)		10,900	1,440

Marriott International, Inc. ‘A’ (c)		8,900	1,318

Total Common Stocks (Cost $2,565)			2,758

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(g)		223,000	255

Total Preferred Securities (Cost $240)			255

REAL ESTATE INVESTMENT TRUSTS 15.5%

REAL ESTATE 15.5%

Agree Realty Corp.		64,037	4,241

Alexandria Real Estate Equities, Inc.		42,723	8,163

American Assets Trust, Inc.		70,638	2,643

American Campus Communities, Inc.		69,845	3,384

American Homes 4 Rent ‘A’		279,279	10,646

American Tower Corp.		47,370	12,572

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

	SHARES	MARKET VALUE (000S)

Americold Realty Trust	202,098	$5,871

Apartment Income REIT Corp.	103,777	5,065

AvalonBay Communities, Inc.	65,629	14,546

Boston Properties, Inc.	41,300	4,475

Brixmor Property Group, Inc.	106,743	2,360

Camden Property Trust	53,132	7,835

CoreSite Realty Corp.	44,070	6,105

Crown Castle International Corp.	24,064	4,171

CubeSmart	78,256	3,792

Digital Realty Trust, Inc.	102,164	14,758

Duke Realty Corp.	234,328	11,217

Equinix, Inc.	7,545	5,962

Equity LifeStyle Properties, Inc.	208,952	16,319

Equity Residential	166,304	13,457

Essex Property Trust, Inc.	29,999	9,592

Extra Space Storage, Inc.	28,757	4,831

Federal Realty Investment Trust	13,747	1,622

First Industrial Realty Trust, Inc.	110,258	5,742

Gaming and Leisure Properties, Inc.	162,506	7,527

Healthcare Realty Trust, Inc.	89,086	2,653

Healthcare Trust of America, Inc. ‘A’	114,909	3,408

Healthpeak Properties, Inc.	102,688	3,438

Host Hotels & Resorts, Inc. (c)	384,306	6,276

Hudson Pacific Properties, Inc.	122,367	3,215

Invitation Homes, Inc.	696,837	26,710

Kilroy Realty Corp.	55,899	3,701

Kimco Realty Corp.	320,983	6,660

Life Storage, Inc.	30,150	3,459

Medical Properties Trust, Inc.	165,775	3,327

MGM Growth Properties LLC	593,067	22,714

Mid-America Apartment Communities, Inc.	30,577	5,710

	SHARES	MARKET VALUE (000S)

Park Hotels & Resorts, Inc. (c)	111,942	$2,143

Pebblebrook Hotel Trust	91,276	2,045

Prologis, Inc.	226,172	28,369

Public Storage	73,518	21,842

Realty Income Corp.	53,435	3,466

Regency Centers Corp.	60,547	4,077

Retail Opportunity Investments Corp.	91,886	1,601

Rexford Industrial Realty, Inc.	86,712	4,921

Sabra Health Care REIT, Inc.	4,711	69

SBA Communications Corp.	31,197	10,313

Simon Property Group, Inc.	73,594	9,565

SITE Centers Corp.	114,095	1,762

Sun Communities, Inc.	86,266	15,968

Sunstone Hotel Investors, Inc. (c)	55,682	665

Terreno Realty Corp.	38,032	2,405

UDR, Inc.	83,061	4,401

Ventas, Inc.	88,033	4,860

VICI Properties, Inc.	517,570	14,704

Vornado Realty Trust	74,999	3,151

Welltower, Inc.	46,096	3,798

WP Carey, Inc.	96,146	7,023

Total Real Estate Investment Trusts (Cost $363,049)		425,315

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.5%

U.S. TREASURY BILLS 8.4%
0.046% due 10/07/2021 - 03/31/2022 (d)(e)(l)	$230,849	230,816

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY CASH MANAGEMENT BILLS 4.1%
0.036% due 01/04/2022 - 01/25/2022 (d)(e)	$112,900	$112,887

Total Short-Term Instruments (Cost $343,699)		343,703

Total Investments in Securities (Cost $3,941,608)		4,011,586

	SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	873,881	8,618

Total Short-Term Instruments (Cost $8,617)		8,618

Total Investments in Affiliates (Cost $8,617)		8,618

Total Investments 146.6% (Cost $3,950,225)		$4,020,204

Financial Derivative Instruments (i)(k) 0.4% (Cost or Premiums, net $(2,184))		11,204

Other Assets and Liabilities, net (47.0)%		(1,289,728)

Net Assets 100.0%		$2,741,680

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.040%	09/15/2021	10/06/2021	$(15,912)	$(15,912)
	0.060	09/23/2021	10/04/2021	(157,242)	(157,244)
	0.080	09/10/2021	10/05/2021	(80,645)	(80,649)
	0.080	09/13/2021	10/05/2021	(14,676)	(14,677)
	0.080	09/28/2021	10/01/2021	(16,312)	(16,312)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	51

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
GRE	0.070%	09/02/2021	10/04/2021	$(197,049)	$(197,060)
	0.070	09/08/2021	10/07/2021	(321,751)	(321,765)
	0.070	09/13/2021	10/07/2021	(182,368)	(182,374)
	0.070	09/14/2021	10/01/2021	(14,935)	(14,936)
	0.070	10/01/2021	11/01/2021	(19,187)	(19,187)

Total Reverse Repurchase Agreements					$(1,020,116)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	(0.060)%	09/24/2021	10/01/2021	$(162,590)	$(162,588)
CSN	0.050	09/28/2021	10/01/2021	(6,597)	(6,597)
GSC	0.070	09/20/2021	10/04/2021	(2,373)	(2,374)

Total Sale-Buyback Transactions					$(171,559)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(284,794)	$0	$(284,794)	$284,997	$203
GRE	0	(735,322)	0	(735,322)	716,106	(19,216)

Master Securities Forward Transaction Agreement
BCY	0	0	(162,588)	(162,588)	162,739	151
CSN	0	0	(6,597)	(6,597)	6,600	3
GSC	0	0	(2,374)	(2,374)	2,355	(19)

Total Borrowings and Other Financing Transactions	$0	$(1,020,116)	$(171,559)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(31,248)	$(969,681)	$0	$0	$(1,000,929)

Total	$(31,248)	$(969,681)	$0	$0	$(1,000,929)

Sale-Buyback Transactions
U.S. Treasury Obligations	(169,185)	(2,374)	0	0	(171,559)

Total	$(169,185)	$(2,374)	$0	$0	$(171,559)

Total Borrowings	$(200,433)	$(972,055)	$0	$0	$(1,172,488)

Payable for reverse repurchase agreements and sale-buyback financing transactions(3)					$(1,172,488)

(h)	Securities with an aggregate market value of $1,172,797 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(998,545) at a weighted average interest rate of 0.051%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(19,187) is outstanding at period end.

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2021	527	$103,667	$(1,583)	$177	$(202)
Gold 100 oz. December Futures	12/2021	111	19,503	(524)	530	0
U.S. Treasury 5-Year Note December Futures	12/2021	4,066	499,070	(2,988)	349	(8)

				$(5,095)	$1,056	$(210)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2021	414	$(64,707)	$283	$33	$(53)
Euro-BTP Italy Government Bond December Futures	12/2021	217	(38,194)	480	126	(121)
Euro-Buxl 30-Year Bond December Futures	12/2021	313	(73,724)	1,918	471	(210)
Euro-OAT France Government 10-Year Bond December Futures	12/2021	25	(4,806)	75	10	(9)
Euro-Schatz December Futures	12/2021	3,787	(492,206)	423	22	(22)
Japan Government 10-Year Bond June Futures December Futures	12/2021	26	(35,362)	106	12	(12)
U.S. Treasury 2-Year Note December Futures	12/2021	892	(196,289)	49	0	(35)
U.S. Treasury 10-Year Note December Futures	12/2021	117	(15,398)	(32)	0	(16)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	1,280	(185,920)	3,801	14	(209)
U.S. Treasury 30-Year Bond December Futures	12/2021	385	(61,299)	1,653	0	(48)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	195	(37,257)	1,169	27	(2)
United Kingdom Long Gilt December Futures	12/2021	191	(32,208)	677	131	(23)

				$10,602	$846	$(760)

Total Futures Contracts				$5,507	$1,902	$(970)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(1)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	29,100	$0	$(51)	$(51)	$0	$0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,900	(20)	(208)	(228)	8	0
Receive	CPURNSA	2.419	Maturity	03/05/2026	$	4,400	0	194	194	0	(1)
Receive	CPURNSA	2.767	Maturity	05/13/2026		8,500	0	190	190	0	(2)
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	66	66	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	0	56	56	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	0	102	102	0	(1)
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	0	60	60	0	(1)
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	0	12	12	0	(1)
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	0	(785)	(785)	0	(3)
Pay	UKRPI	3.330	Maturity	01/15/2025	GBP	36,500	524	(2,157)	(1,633)	129	0
Pay	UKRPI	3.480	Maturity	01/15/2030		14,300	247	(1,314)	(1,067)	149	0
Pay	UKRPI	3.450	Maturity	01/15/2031		7,500	(97)	(865)	(962)	83	0
Pay	UKRPI	3.624	Maturity	02/15/2031		4,300	0	(417)	(417)	52	0
Pay	UKRPI	3.750	Maturity	04/15/2031		7,300	3	(555)	(552)	83	0
Pay	UKRPI	3.566	Maturity	03/15/2036		1,500	0	(173)	(173)	22	0
Pay	UKRPI	3.580	Maturity	03/15/2036		4,500	(28)	(474)	(502)	67	0
Pay	UKRPI	3.515	Maturity	02/15/2041		8,900	(696)	(715)	(1,411)	164	0

Total Swap Agreements							$(67)	$(7,034)	$(7,101)	$757	$(10)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,902	$757	$2,659	$0	$(970)		$(10)	$(980)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	53

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

(j)

Securities with an aggregate market value of $4,018 and cash of $11,260 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021		$2,068	CNH	13,393	$6	$0
	10/2021		14,768	DKK	93,849	0	(150)
	11/2021	EUR	4,076		$4,777	52	0
	11/2021	GBP	983		1,356	31	0
	04/2022	DKK	93,494		14,768	151	0

BPS	10/2021	CAD	8,408		6,622	0	(16)
	10/2021	DKK	10,930		1,748	46	0
	10/2021	MXN	1,615		80	1	0
	10/2021		$1,231	CNH	7,981	5	0
	10/2021		80	MXN	1,615	0	(2)
	11/2021	IDR	37,696,560		$2,620	0	0
	11/2021		$3,556	AUD	4,836	0	(60)
	11/2021		5,656	CAD	7,078	0	(68)
	01/2022	MXN	1,615		$79	2	0

BRC	11/2021	GBP	493		683	19	0

CBK	10/2021	PEN	1,150		291	13	0
	10/2021		$6,783	DKK	43,104	0	(69)
	11/2021	EUR	121,908		$143,648	2,319	0
	11/2021	JPY	3,841,000		35,162	640	0
	11/2021		$6,753	NOK	59,685	72	0
	12/2021		686	CNH	4,458	1	0
	04/2022	DKK	42,942		$6,783	69	0

GLM	10/2021		$624	CNH	4,044	3	0
	11/2021	NZD	3,372		$2,367	40	0
	12/2021		$688	CNH	4,475	2	0
	12/2021		2,065	IDR	29,715,674	0	(6)

HUS	10/2021	CNH	5,763		$891	0	(1)
	11/2021	GBP	522		710	7	0
	11/2021	IDR	53,843,055		3,743	1	0
	11/2021		$891	CNH	5,777	1	0
	11/2021		1,682	GBP	1,251	4	0
	12/2021		607	IDR	8,734,104	0	(2)
	04/2022		1,816	DKK	11,625	2	0

JPM	10/2021	DKK	266,723		$42,888	1,342	0
	11/2021	IDR	7,827,616		544	0	0
	11/2021		$1,804	IDR	25,919,559	0	(2)

MYI	10/2021	DKK	131,152		$21,099	671	0
	10/2021		$44,070	DKK	280,279	0	(413)
	11/2021	GBP	10,233		$14,171	382	0
	11/2021		$2,443	GBP	1,761	0	(70)
	11/2021		590	IDR	8,484,629	0	0
	04/2022	DKK	279,221		$44,070	416	0

SCX	12/2021		$813	CNH	5,284	2	0
	12/2021		1,255	IDR	18,029,190	0	(6)

TOR	12/2021		740	CNH	4,795	0	0
	12/2021		628	IDR	9,034,862	0	(3)

UAG	11/2021		6,717	SEK	58,265	0	(59)

Total Forward Foreign Currency Contracts						$6,300	$(927)

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000%	11/17/2021	1,100	$(5)	$(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	11/17/2021	1,000	(5)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	5,800	(7)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	4,000	(4)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	2,100	(2)	(1)

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	1,600	(7)	(6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	4,700	(5)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	4,500	(5)	(3)

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	2,000	(2)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	1,100	(5)	(4)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	3,200	(17)	(19)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	700	(4)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,110	(3)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	15,400	(18)	(10)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	3,200	(4)	(4)

CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,400	(8)	(8)

FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	1,400	(5)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	13,500	(14)	(7)

GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	2,200	(11)	(3)
	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	12/15/2021	1,000	(4)	(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	1,100	(4)	(4)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	1,100	(5)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	2,200	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	10,500	(11)	(6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	4,700	(5)	(5)

JPM	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	12/15/2021	2,000	(6)	(6)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	600	(3)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	3,000	(3)	(2)

MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	11,600	(11)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	14,300	(15)	(9)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	4,900	(5)	(3)

						$(205)	$(135)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526%	11/17/2022	58,300	$(90)	$(15)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$	101.578	11/03/2021	700	$(3)	$0

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.531	11/03/2021	1,600	(6)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.609	11/03/2021	800	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051		98.555	12/06/2021	300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051		100.555	12/06/2021	300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051		103.602	10/07/2021	600	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051		103.813	10/07/2021	700	(2)	0

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051		102.430	10/14/2021	1,200	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		100.672	10/07/2021	700	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		101.188	10/07/2021	500	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		101.688	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		101.734	10/07/2021	300	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		102.672	10/07/2021	700	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		100.219	11/03/2021	300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.336	11/03/2021	700	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.473	11/03/2021	700	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.508	11/03/2021	1,100	(5)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.531	11/03/2021	700	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.547	11/03/2021	700	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.563	11/03/2021	700	(2)	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	55

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	$	103.734	10/07/2021	650	$(2)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051		103.766	10/07/2021	650	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051		104.320	10/07/2021	900	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051		103.375	11/03/2021	1,500	(7)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051		103.988	12/06/2021	100	0	0

SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051		100.648	10/14/2021	600	(1)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051		100.781	10/14/2021	900	(2)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051		100.938	10/14/2021	700	(2)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051		100.469	11/12/2021	600	(2)	(2)
	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051		100.953	11/12/2021	1,600	(3)	(7)
	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051		102.281	10/14/2021	900	(1)	0
	Put - OTC Ginnie Mae, TBA 2.500% due 11/01/2051		103.070	11/12/2021	1,700	(3)	(7)
	Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051		103.719	10/14/2021	2,400	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		100.031	10/07/2021	3,000	(15)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		100.813	10/07/2021	8,800	(33)	(51)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		101.727	10/07/2021	1,100	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		102.031	10/07/2021	3,000	(8)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		102.750	10/07/2021	1,600	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051		102.813	10/07/2021	8,100	(16)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		99.656	11/03/2021	900	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		99.859	11/03/2021	2,200	(6)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		100.414	11/03/2021	2,800	(7)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.000	11/03/2021	1,300	(6)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.156	11/03/2021	900	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.367	11/03/2021	800	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.391	11/03/2021	1,300	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.438	11/03/2021	700	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.484	11/03/2021	900	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.508	11/03/2021	1,300	(5)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.563	11/03/2021	900	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.566	11/03/2021	1,300	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.656	11/03/2021	1,100	(5)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051		101.859	11/03/2021	2,200	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051		98.891	12/06/2021	1,500	(6)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051		98.922	12/06/2021	2,800	(10)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051		99.156	12/06/2021	1,400	(5)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051		99.703	12/06/2021	1,100	(4)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051		100.891	12/06/2021	1,500	(3)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051		100.922	12/06/2021	2,800	(6)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051		101.156	12/06/2021	1,400	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051		101.203	12/06/2021	1,100	(3)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051		103.977	10/07/2021	1,200	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 12/01/2051		103.078	12/06/2021	1,700	(4)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2051		104.016	10/07/2021	1,000	(1)	0

						$(253)	$(171)

Total Written Options						$(548)	$(321)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	AMZX Index	58,683	0.664% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/17/2022	$65,738	$0	$696	$696	$0

BPS	Receive	BCOMF1NTC Index	50,338	0.120%	Monthly	02/15/2022	6,380	0	7	7	0
	Receive	CSIXTR Index	73,066	0.225% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	362,412	0	7,653	7,653	0

BRC	Receive	DWRTFT Index	4,204	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	53,388	0	(20)	0	(20)

CBK	Receive	DWRTFT Index	7,064	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/11/2022	89,709	0	(34)	0	(34)
	Receive	AMZX Index	62,006	0.619% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/17/2022	69,183	0	1,010	1,010	0

FAR	Receive	DWRTFT Index	22,124	0.434% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/28/2022	290,407	0	(9,470)	0	(9,470)

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BCOMTR Index	1,686,407	0.165% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	$358,624	$(1,569)	$5,780	$4,211	$0
	Receive	CSIXTR Index	38,937	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	193,132	0	4,080	4,080	0

JPM	Receive	CSIXTR Index	33,207	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	164,707	0	3,479	3,479	0

MYI	Receive	DWRTFT Index	13,945	0.424% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/05/2022	184,352	0	(7,289)	0	(7,289)

UAG	Receive	DWRTFT Index	42,712	0.458% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	542,417	0	(244)	0	(244)

								$(1,569)	$5,648	$21,136	$(17,057)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	GOLDLNPM Index(3)	4.347%	Maturity	03/04/2022	$18,753	$0	$394	$394	$0

Total Swap Agreements							$(1,569)	$6,042	$21,530	$(17,057)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$240	$0	$696	$936	$(150)	$(7)	$0	$(157)	$779	$(1,520)	$(741)
BPS	54	0	7,660	7,714	(146)	(11)	0	(157)	7,557	(5,692)	1,865
BRC	19	0	0	19	0	(44)	(20)	(64)	(45)	2,340	2,295
CBK	3,114	0	1,010	4,124	(69)	(8)	(34)	(111)	4,013	(736)	3,277
FAR	0	0	0	0	0	0	(9,470)	(9,470)	(9,470)	4,710	(4,760)
FBF	0	0	0	0	0	(12)	0	(12)	(12)	0	(12)
GLM	45	0	0	45	(6)	(15)	0	(21)	24	0	24
GSC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
GST	0	0	8,291	8,291	0	(26)	0	(26)	8,265	(2,930)	5,335
HUS	15	0	0	15	(3)	0	0	(3)	12	0	12
JPM	1,342	0	3,873	5,215	(2)	(21)	0	(23)	5,192	(4,122)	1,070
MYC	0	0	0	0	0	(16)	0	(16)	(16)	0	(16)
MYI	1,469	0	0	1,469	(483)	0	(7,289)	(7,772)	(6,303)	3,390	(2,913)
SAL	0	0	0	0	0	(158)	0	(158)	(158)	0	(158)
SCX	2	0	0	2	(6)	0	0	(6)	(4)	0	(4)
TOR	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
UAG	0	0	0	0	(59)	0	(244)	(303)	(303)	9,497	9,194

Total Over the Counter	$6,300	$0	$21,530	$27,830	$(927)	$(321)	$(17,057)	$(18,305)

(l)

Securities with an aggregate market value of $20,055 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	57

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$530	$0	$0	$0	$1,372	$1,902
Swap Agreements	0	0	0	0	757	757

	$530	$0	$0	$0	$2,129	$2,659

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,300	$0	$6,300
Swap Agreements	19,824	0	1,706	0	0	21,530

	$19,824	$0	$1,706	$6,300	$0	$27,830

	$20,354	$0	$1,706	$6,300	$2,129	$30,489

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$970	$970
Swap Agreements	0	0	0	0	10	10

	$0	$0	$0	$0	$980	$980

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$927	$0	$927
Written Options	0	135	0	0	186	321
Swap Agreements	0	0	17,057	0	0	17,057

	$0	$135	$17,057	$927	$186	$18,305

	$0	$135	$17,057	$927	$1,166	$19,285

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$520	$0	$0	$0	$(6,945)	$(6,425)
Swap Agreements	0	(1)	0	0	(4)	(5)

	$520	$(1)	$0	$0	$(6,949)	$(6,430)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,325	$0	$4,325
Purchased Options	0	0	0	0	(137)	(137)
Written Options	335	193	0	0	828	1,356
Swap Agreements	113,279	0	107,930	0	0	221,209

	$113,614	$193	$107,930	$4,325	$691	$226,753

	$114,134	$192	$107,930	$4,325	$(6,258)	$220,323

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(620)	$0	$0	$0	$4,165	$3,545
Swap Agreements	0	0	0	0	(6,043)	(6,043)

	$(620)	$0	$0	$0	$(1,878)	$(2,498)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$925	$0	$925
Purchased Options	0	0	0	0	175	175
Written Options	0	(19)	0	0	170	151
Swap Agreements	49,865	0	(12,666)	0	0	37,199

	$49,865	$(19)	$(12,666)	$925	$345	$38,450

	$49,245	$(19)	$(12,666)	$925	$(1,533)	$35,952

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$67,480	$0	$67,480
Industrials	0	4,351	0	4,351
Utilities	0	522	0	522
U.S. Government Agencies	0	81,890	0	81,890
U.S. Treasury Obligations	0	2,689,765	0	2,689,765
Non-Agency Mortgage-Backed Securities	0	16,401	0	16,401
Asset-Backed Securities	0	241,693	0	241,693
Sovereign Issues	0	137,453	0	137,453
Common Stocks
Consumer Discretionary	2,758	0	0	2,758
Preferred Securities
Banking & Finance	0	255	0	255
Real Estate Investment Trusts
Real Estate	425,315	0	0	425,315
Short-Term Instruments
U.S. Treasury Bills	0	230,816	0	230,816
U.S. Treasury Cash Management Bills	0	112,887	0	112,887

	$428,073	$3,583,513	$0	$4,011,586

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,618	$0	$0	$8,618

Total Investments	$436,691	$3,583,513	$0	$4,020,204

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,512	1,147	0	2,659
Over the counter	0	27,830	0	27,830

	$1,512	$28,977	$0	$30,489

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(652)	(328)	0	(980)
Over the counter	(6)	(18,299)	0	(18,305)

	$(658)	$(18,627)	$0	$(19,285)

Total Financial Derivative Instruments	$854	$10,350	$0	$11,204

Totals	$437,545	$3,593,863	$0	$4,031,408

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	59

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds.

Shares of the Funds have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Fund issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

60	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Asset: Multi-Short PLUS Fund	Quarterly	Quarterly

PIMCO All Asset: Multi-Real Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit

www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	61

Notes to Financial Statements	(Cont.)

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign

(non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a

62	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s offering memorandum.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	63

Notes to Financial Statements	(Cont.)

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices,

64	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$0	$230,214	$0	$0	$(202)	$230,012	$570	$0

PIMCO All Asset: Multi-Short PLUS Fund	0	18,698	0	0	(15)	18,683	46	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$935,272	$701,129	$(554,340)	$9	$215	$1,082,285	$929	$0

PIMCO All Asset: Multi-Short PLUS Fund	52,254	100,065	(152,120)	0	4	203	64	0

PIMCO All Asset: Multi-Real Fund	117	211,503	(203,000)	(3)	1	8,618	3	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	65

Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

66	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2021, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	67

Notes to Financial Statements	(Cont.)

increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Funds’ investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any

68	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the funds’ investment restrictions). If a borrowing funds’ total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2021, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	69

Notes to Financial Statements	(Cont.)

implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be

70	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	71

Notes to Financial Statements	(Cont.)

valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific

72	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see

“Description of Principal Risks” in a Fund’s offering memorandum for a more detailed description of the risks of investing in a Fund.

New Fund Risk  is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk  is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	73

Notes to Financial Statements	(Cont.)

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Futures Contract Risk  is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Model Risk  is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments.

MLP Risk  is the risk that investments in derivatives or other instruments related to master limited partnerships and limited liability companies that are treated as partnerships for U.S. federal income tax purposes (“MLPs”) may trade infrequently and in limited volume and may be subject to abrupt or erratic price movements. MLPs that concentrate in the energy sector are subject to risks associated with the energy sector. Equity securities issued by MLPs are subject to the risks associated with equity investments, and debt securities issued by MLPs are subject to the risks associated with debt investments, including interest rate risk, prepayment risk, credit risk, and, as applicable, high yield securities risk.

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

74	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which the Fund invests

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	75

Notes to Financial Statements	(Cont.)

can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s offering memorandum for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

76	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	77

Notes to Financial Statements	(Cont.)

daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Fund is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Fund’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Investment Advisory Fees and Supervisory and Administrative Fees for each Fund are charged at an annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each Fund):

Fund Name	Investment Advisory Fee	Supervisory and Administrative Fee

PIMCO All Asset: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Asset: Multi-Short PLUS Fund	0.49%	0.25%

PIMCO All Asset: Multi-Real Fund	0.49%	0.25%

(c) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit (except the PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III); (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit”. The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO at September 30, 2021, were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13 -24 months	25 -36 months	Total

PIMCO All Asset: Multi-Short PLUS Fund	0	0	57	57

PIMCO All Asset: Multi-Real Fund	0	0	1	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

78	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

(e) Distributor  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

(f) Acquired Fund Fees and Expenses  PIMCO All Asset: Multi-Real Fund (Cayman) Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $927,603. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales

PIMCO All Asset: Multi-RAE PLUS Fund	$29,620	$1,444

PIMCO All Asset: Multi-Short PLUS Fund	306	469

PIMCO All Asset: Multi-Real Fund	258,761	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset: Multi-RAE PLUS Fund	$196,205	$266,521	$463,130	$47,184

PIMCO All Asset: Multi-Short PLUS Fund	22,975	27,629	24,982	7,273

PIMCO All Asset: Multi-Real Fund	2,284,059	1,284,229	278,710	81,099

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	79

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset: Multi-RAE PLUS Fund				PIMCO All Asset: Multi-Short PLUS Fund

	Six Months Ended 09/30/2021 (Unaudited)		Inception date through March 31, 2021(a)		Six Months Ended 09/30/2021 (Unaudited)		Inception date through March 31, 2021(b)

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	124,954	$1,429,700	251,418	$2,713,535	22,994	$178,550	26,272	$246,470
Issued as reinvestment of distributions	19,812	230,003	25,970	301,501	0	0	413	3,700
Cost of shares redeemed	(43,461)	(488,125)	(61)	(700)	(19,942)	(146,700)	0	0

Net increase (decrease) resulting from Fund share transactions	101,305	$1,171,578	277,327	$3,014,336	3,052	$31,850	26,685	$250,170

	PIMCO All Asset: Multi-Real Fund

	Six Months Ended 09/30/2021 (Unaudited)		Inception date through March 31, 2021(c)

	Shares	Amount	Shares	Amount
Receipts for shares sold	65,046	$908,400	128,050	$1,365,400
Issued as reinvestment of distributions	19,900	275,001	3,718	45,252
Cost of shares redeemed	(13,106)	(182,400)	0	0

Net increase (decrease) resulting from Fund share transactions	71,840	$1,001,001	131,768	$1,410,652

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was October 6, 2020.
(b)	Inception date of the Fund was September 15, 2020.
(c)	Inception date of the Fund was September 22, 2020.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2021. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset: Multi-RAE PLUS Fund	0	2	0%	98%

PIMCO All Asset: Multi-Short PLUS Fund	0	1	0%	100%

PIMCO All Asset: Multi-Real Fund	0	1	0%	88%

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on June 17, 2020, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO All Asset: Multi-Real Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its offering memorandum and offering memorandum supplement. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 12.7% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

80	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2021	(Unaudited)

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Funds may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by the Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	81

Notes to Financial Statements	(Cont.)	September 30, 2021	(Unaudited)

As of their last fiscal year ended March 31, 2021, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset: Multi-RAE PLUS Fund	$0	$0

PIMCO All Asset: Multi-Short PLUS Fund	0	0

PIMCO All Asset: Multi-Real Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$4,322,662	$54,427	$(126,305)	$(71,878)

PIMCO All Asset: Multi-Short PLUS Fund	221,020	10,625	(6,758)	3,867

PIMCO All Asset: Multi-Real Fund	3,948,918	130,322	(51,105)	79,217

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

82	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities Inc.	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	TOR	The Toronto-Dominion Bank

CSN	Credit Suisse AG (New York)	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	MEI	Merrill Lynch International

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar

AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar

DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

AMZX	Alerian MLP Total Return Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	MAKA5DAY	Israel Gilon 5 Day

BADLARPP	Argentina Badlar Floating Rate Notes	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	RADMFEMT	RAFI Dynamic Multi-Factor Emerging Markets Index

BCOMTR	Bloomberg Commodity Index Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	RADMFXUT	RAFI Dynamic Multi-Factor Developed ex-US Index

BP0003M	3 Month GBP-LIBOR	ERADXULT	eRAFI International Large Strategy Index	S&P 500	Standard & Poor’s 500 Index

CDX.EM	Credit Derivatives Index - Emerging Markets	ERAEMLT	eRAFI Emerging Markets Strategy Index	SONIO	Sterling Overnight Interbank Average Rate

CDX.HY	Credit Derivatives Index - High Yield	ERAUSLT	eRAFI U.S. Large Strategy Index	UKRPI	United Kingdom Retail Prices Index

CDX.IG	Credit Derivatives Index - Investment Grade	ERAUSST	eRAFI U.S. Small Strategy Index	US0003M	ICE 3-Month USD LIBOR

CNREPOFIX	China Fixing Repo Rates 7-Day	GOLDLNPM	London Gold Market Fixing Ltd. PM	US0006M	ICE 6-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	oz.	Ounce

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	REIT	Real Estate Investment Trust

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	REMIC	Real Estate Mortgage Investment Conduit

CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	83

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Short PLUS Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and a significant amount of information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO and, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; and information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Investment Advisory Contract and Supervision and Administration Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation,

84	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Portfolios; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office;

development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Portfolios’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the sub-advisory services provided by Research Affiliates to PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreement has benefited, and will likely continue to benefit, the Portfolios and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	85

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year. The Board considered those Portfolios that had outperformed their respective benchmarks on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over certain short- and long-term periods. With respect to Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. PIMCO reported to the Board regarding actions that PIMCO has taken to attempt to improve performance and PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods with Board approval. The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). In addition, the Board noted the expense limitation agreement in place with respect to each Portfolio. The Board noted the unique structure of the Portfolios, in that only separate account or other clients of PIMCO or other registered investment companies managed by PIMCO, in the case of the PAPS

Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio, are eligible to invest in the Portfolios. The Board also noted that only the PIMCO All Asset Fund, the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Fund are eligible to invest in the PAPS All Asset: Multi-Real Fund, the PAPS All Asset: Multi-RAE PLUS Fund and the PAPS All Asset: Multi-Short PLUS Fund. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients that invest in the Portfolios pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets the client account fees by the amount of the Portfolios’ advisory fees and all or a portion of the Portfolios’ supervisory and administrative fees that the client account incurs by investing in the Portfolios. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO. Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and Subsidiary Agreements, that the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expenses of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates with respect to the Portfolio. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all

86	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

separate accounts as relevant to separate account investments in the Portfolios. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business as relevant to separate account investments in the Portfolios. The Board considered the existence of any economies of scale and found that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, the Portfolios’ fee levels inherently reflect certain such economies of scale. The Board then considered the ways in which economies of scale, if any, are shared with shareholders, such as PIMCO’s investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid.

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for discretionary investment management services it provides to separate account clients that invest in the Portfolios.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the fees paid to PIMCO by the Portfolios under the Agreements and the Subsidiary Agreements, as well as the fees paid to Research Affiliates by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	87

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September, 2021 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year.

See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset: Multi-RAE PLUS Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.4890	$0.0000	$0.0000	$0.4890

September 2021	$0.0922	$0.0000	$0.1037	$0.1959

PIMCO All Asset: Multi-Short PLUS Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0000	$0.0000	$0.0000	$0.0000

September 2021	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO All Asset: Multi-Real Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.7324	$0.0000	$0.0000	$0.7324

September 2021	$0.9225	$0.0000	$0.0000	$0.9225

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

88	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PAPS4002SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

Real Return Strategy Funds

PIMCO Long-Term Real Return Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas

2	PIMCO REAL RETURN STRATEGY FUNDS

emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (each a “Fund” and collectively, the “Funds”).

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and series of the Trust sub-advised by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

4	PIMCO REAL RETURN STRATEGY FUNDS

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable).

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“Benchmark Index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Long-Term Real Return Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	04/27/18	—	10/30/03	10/30/03	Diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	—	08/31/11	—	Diversified

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	5

Important Information About the Funds	(Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling 888.877.4626. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Funds to use derivatives and reverse repurchase agreements and similar financing transactions as part of their investment strategies and may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Funds is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Funds is uncertain at this time.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Long-Term Real Return Fund

Institutional Class - PRAIX
I-2 - PRTPX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Treasury Obligations	68.7%

Sovereign Issues	9.2%

Asset-Backed Securities	5.9%

U.S. Government Agencies	5.2%

Non-Agency Mortgage-Backed Securities	5.1%

Corporate Bonds & Notes	3.9%

Short-Term Instruments‡	2.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/12/01)
PIMCO Long-Term Real Return Fund Institutional Class	10.49%	3.62%	7.51%	5.42%	7.33%
PIMCO Long-Term Real Return Fund I-2	10.43%	3.52%	7.40%	5.31%	7.26%
Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	10.47%	2.51%	7.19%	5.34%	7.08%
Lipper Inflation-Protected Bond Funds Average	4.25%	5.79%	3.84%	2.52%	4.19%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.60% for Institutional Class shares, and 0.70% for I-2 shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Long-Term Real Return Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) contributed to absolute returns, as TIPS posted positive returns.

»	Overweight exposure to Eurozone breakeven inflation (“BEI”) spreads (or the yield differential between Eurozone nominal Treasuries and like-maturity Eurozone inflation linked bonds) contributed to relative performance, as Eurozone BEI spreads widened.

»	Exposure to non-agency residential mortgage-backed securities (“RMBS”) contributed to relative performance, as spreads tightened.

»	Overweight exposure to U.S. BEI spreads (or the yield differential between U.S. nominal Treasuries and like-maturity U.S. TIPS) contributed to relative performance, as U.S. BEI spreads widened during part of the period.

»	Underweight exposure to United Kingdom breakeven inflation spreads detracted from relative performance, as United Kingdom BEI spreads moved higher.

»	Exposure to Danish covered bonds detracted from relative performance, as spreads widened.

»	Exposure to agency mortgage-backed securities detracted from relative performance, as spreads widened during the period.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	7

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
I-2 - PETPX	Class C - PETCX
I-3 - PNRNX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown

as of September 30, 2021†§

U.S. Treasury Obligations	59.0%

Real Estate Investment Trusts	20.4%

Sovereign Issues	6.6%

Asset-Backed Securities	4.8%

U.S. Government Agencies	4.2%

Corporate Bonds & Notes	3.4%

Short-Term Instruments‡	0.5%

Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	17.45%	45.84%	9.00%	12.75%	12.22%
PIMCO RealEstateRealReturn Strategy Fund I-2	17.48%	45.77%	8.89%	12.62%	12.11%
PIMCO RealEstateRealReturn Strategy Fund I-3	17.42%	45.66%	8.87%	12.60%	12.07%
PIMCO RealEstateRealReturn Strategy Fund Class A	17.28%	45.21%	8.58%	12.31%	11.75%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	10.86%	37.17%	7.37%	11.66%	11.40%
PIMCO RealEstateRealReturn Strategy Fund Class C	16.80%	44.07%	7.75%	11.45%	10.91%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	15.88%	43.07%	7.75%	11.45%	10.91%
Dow Jones U.S. Select REIT Total Return Index	13.16%	40.56%	5.68%	10.53%	9.01%
Lipper Real Estate Funds Average	12.26%	32.98%	7.41%	10.93%	9.13%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 10/31/2003.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.85% for Institutional Class shares, 0.95% for I-2 shares, 1.05% for I-3 shares, 1.25% for Class A shares and 2.00% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The Fund may also invest directly in real estate investment trusts (“REIT”) and in common and preferred securities as well as convertible securities of issuers in real estate-related industries. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to real estate investment trusts (“REITS”) contributed to absolute returns, as REITs posted positive returns.

»

The structural allocation to U.S. short-term Treasury Inflation-Protected Securities (“TIPS”) as collateral backing the Fund’s REITs exposure contributed to relative performance, as U.S. short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, outperformed U.S. 3-Month Treasury Bill, as measured by ICE BofAML U.S. 3-Month Treasury Bill Index.

»	Positioning within REITs, most notably overweight exposure to residential REITs contributed to relative performance, as residential REITs outperformed the broader market.

»

Overweight exposure to Eurozone breakeven inflation (“BEI”) spreads (or the yield differential between Eurozone nominal Treasuries and like-maturity Eurozone inflation linked bonds) contributed to relative performance, as Eurozone BEI spreads widened.

»	Underweight exposure to United Kingdom breakeven inflation spreads detracted from relative performance, as United Kingdom BEI spreads moved higher.

»	Exposure to Danish covered bonds detracted from relative performance, as spreads widened.

»	Exposure to agency mortgage-backed securities detracted from relative performance, as spreads widened during the period.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
I-2 - PPRMX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Treasury Obligations	40.4%

Sovereign Issues	15.0%

Short-Term Instruments‡	12.1%

U.S. Government Agencies	7.8%

Corporate Bonds & Notes	5.9%

Real Estate Investment Trusts	5.1%

Mutual Funds	4.8%

Asset-Backed Securities	3.8%

Commodities	2.9%

Non-Agency Mortgage-Backed Securities	1.3%

Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/11)
PIMCO Inflation Response Multi-Asset Fund Institutional Class	8.47%	17.87%	6.44%	3.95%	3.37%
PIMCO Inflation Response Multi-Asset Fund I-2	8.46%	17.83%	6.33%	3.86%	3.28%
PIMCO Inflation Response Multi-Asset Fund Class A	8.23%	17.23%	5.93%	3.49%	2.90%
PIMCO Inflation Response Multi-Asset Fund Class A (adjusted)	2.22%	10.75%	4.73%	2.91%	2.32%
45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	7.95%	13.63%	4.45%	2.26%	1.56%
Lipper Flexible Portfolio Funds Average	3.57%	19.11%	7.78%	7.78%	7.03%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.93% for Institutional Class shares, 1.03% for I-2 shares, and 1.38% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to broad commodities contributed to absolute performance, as broad commodities, measured by the Bloomberg Commodity Index Total Return (“BCOM”), posted gains.

»	Exposure to Treasury Inflation-Protected Securities (“TIPS”) contributed to absolute performance, as TIPS, as measured by the Bloomberg U.S. TIPS Index, posted positive returns.

»	Overweight exposure to the commodities sector contributed to relative performance, as broader commodities posted gains.

»

Overweight exposure to Eurozone breakeven inflation (“BEI”) spreads (or the yield differential between Eurozone nominal Treasuries and like-maturity Eurozone inflation linked bonds) contributed to relative performance, as Eurozone BEI spreads widened.

»	Underweight exposure to United Kingdom breakeven inflation spreads detracted from relative performance, as United Kingdom BEI spreads moved higher.

»	Exposure to Danish covered bonds detracted from relative performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	9

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Long-Term Real Return Fund
Institutional Class	$1,000.00	$1,104.90	$2.80	$1,000.00	$1,022.41	$2.69	0.53%
I-2	1,000.00	1,104.30	3.32	1,000.00	1,021.91	3.19	0.63

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$1,174.50	$4.25	$1,000.00	$1,021.16	$3.95	0.78%
I-2	1,000.00	1,174.80	4.80	1,000.00	1,020.66	4.46	0.88
I-3	1,000.00	1,174.20	5.07	1,000.00	1,020.41	4.71	0.93
Class A	1,000.00	1,172.80	6.43	1,000.00	1,019.15	5.97	1.18
Class C	1,000.00	1,168.00	10.49	1,000.00	1,015.39	9.75	1.93

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$1,084.70	$3.34	$1,000.00	$1,021.86	$3.24	0.64%
I-2	1,000.00	1,084.60	3.87	1,000.00	1,021.36	3.75	0.74
Class A	1,000.00	1,082.30	5.69	1,000.00	1,019.60	5.52	1.09

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO REAL RETURN STRATEGY FUNDS

Benchmark Descriptions

Index*	Benchmark Description

45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	The benchmark is a blend of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index. Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Bloomberg Inflation Notes Index. Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Bloomberg Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures.

Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	11

Financial Highlights

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term Real Return Fund
Institutional Class

04/01/2021 - 09/30/2021+	$7.28	$0.30	$0.47	$0.77	$(0.29)	$0.00	$0.00	$(0.29)

03/31/2021	9.41	0.12	0.80	0.92	(0.27)	(2.78)	0.00	(3.05)

03/31/2020	8.32	0.24	1.30	1.54	(0.27)	(0.18)	0.00	(0.45)

03/31/2019	8.34	0.07	0.12	0.19	(0.21)	0.00	0.00	(0.21)

03/31/2018	8.32	0.23	0.01	0.24	(0.15)	0.00	(0.07)	(0.22)

03/31/2017	8.22	0.39	(0.11)	0.28	(0.18)	0.00	0.00	(0.18)
I-2

04/01/2021 - 09/30/2021+	7.28	0.29	0.47	0.76	(0.28)	0.00	0.00	(0.28)

03/31/2021	9.40	0.18	0.74	0.92	(0.26)	(2.78)	0.00	(3.04)

03/31/2020	8.32	0.25	1.27	1.52	(0.26)	(0.18)	0.00	(0.44)

03/31/2019	8.34	0.16	0.02	0.18	(0.20)	0.00	0.00	(0.20)

03/31/2018	8.32	0.23	0.01	0.24	(0.15)	0.00	(0.07)	(0.22)

03/31/2017	8.22	0.28	(0.01)	0.27	(0.17)	0.00	0.00	(0.17)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class

04/01/2021 - 09/30/2021+	$8.85	$0.38	$1.23	$1.61	$(1.65)	$0.00	$0.00	$(1.65)

03/31/2021	6.78	0.11	2.90	3.01	(0.64)	(0.30)	0.00	(0.94)

03/31/2020	8.95	0.23	(1.89)	(1.66)	(0.51)	0.00	0.00	(0.51)

03/31/2019	7.75	0.15	1.35	1.50	(0.30)	0.00	0.00	(0.30)

03/31/2018	8.21	0.14	(0.50)	(0.36)	(0.10)	0.00	0.00	(0.10)

03/31/2017	8.05	0.18	0.08	0.26	(0.10)	0.00	0.00	(0.10)
I-2

04/01/2021 - 09/30/2021+	8.61	0.37	1.20	1.57	(1.65)	0.00	0.00	(1.65)

03/31/2021	6.62	0.10	2.83	2.93	(0.64)	(0.30)	0.00	(0.94)

03/31/2020	8.76	0.20	(1.84)	(1.64)	(0.50)	0.00	0.00	(0.50)

03/31/2019	7.61	0.15	1.32	1.47	(0.32)	0.00	0.00	(0.32)

03/31/2018	8.06	0.13	(0.49)	(0.36)	(0.09)	0.00	0.00	(0.09)

03/31/2017	7.91	0.16	0.08	0.24	(0.09)	0.00	0.00	(0.09)
I-3

04/01/2021 - 09/30/2021+	8.66	0.36	1.21	1.57	(1.65)	0.00	0.00	(1.65)

03/31/2021	6.64	0.14	2.81	2.95	(0.63)	(0.30)	0.00	(0.93)

03/31/2020	8.78	0.33	(1.97)	(1.64)	(0.50)	0.00	0.00	(0.50)

04/27/2018 - 03/31/2019	7.72	0.01	1.34	1.35	(0.29)	0.00	0.00	(0.29)
Class A

04/01/2021 - 09/30/2021+	7.77	0.32	1.08	1.40	(1.63)	0.00	0.00	(1.63)

03/31/2021	6.05	0.07	2.57	2.64	(0.62)	(0.30)	0.00	(0.92)

03/31/2020	8.05	0.17	(1.68)	(1.51)	(0.49)	0.00	0.00	(0.49)

03/31/2019	7.02	0.11	1.21	1.32	(0.29)	0.00	0.00	(0.29)

03/31/2018	7.45	0.10	(0.45)	(0.35)	(0.08)	0.00	0.00	(0.08)

03/31/2017	7.31	0.13	0.08	0.21	(0.07)	0.00	0.00	(0.07)
Class C

04/01/2021 - 09/30/2021+	6.39	0.23	0.91	1.14	(1.62)	0.00	0.00	(1.62)

03/31/2021	5.10	0.01	2.14	2.15	(0.56)	(0.30)	0.00	(0.86)

03/31/2020	6.87	0.09	(1.41)	(1.32)	(0.45)	0.00	0.00	(0.45)

03/31/2019	6.11	0.05	1.04	1.09	(0.33)	0.00	0.00	(0.33)

03/31/2018	6.52	0.04	(0.39)	(0.35)	(0.06)	0.00	0.00	(0.06)

03/31/2017	6.41	0.07	0.06	0.13	(0.02)	0.00	0.00	(0.02)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class

04/01/2021 - 09/30/2021+	$8.98	$0.19	$0.57	$0.76	$(0.64)	$0.00	$0.00	$(0.64)

03/31/2021	7.27	0.10	1.68	1.78	(0.07)	0.00	0.00	(0.07)

03/31/2020	7.98	0.20	(0.74)	(0.54)	(0.17)	0.00	0.00	(0.17)

03/31/2019	8.74	0.26	(0.16)	0.10	(0.83)	0.00	(0.03)	(0.86)

03/31/2018	8.72	0.23	0.29	0.52	(0.50)	0.00	0.00	(0.50)

03/31/2017	8.22	0.25	0.36	0.61	(0.11)	0.00	0.00	(0.11)

12	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses(e)		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.76	10.63%	$450,122	0.53	%*	0.53	%*	0.50	%*	0.50	%*	7.67	%*	57%

7.28	7.40	583,525	0.60		0.60		0.50		0.50		1.28		271

9.41	19.06	1,549,161	1.10	(f)	1.10	(f)	0.53	(f)	0.53	(f)	2.75		250

8.32	2.31	1,555,552	1.32		1.32		0.55		0.55		0.87		176

8.34	2.97	245,233	1.29		1.29		0.55		0.55		2.81		156

8.32	3.34	259,642	0.96		0.96		0.55		0.55		4.68		170

7.76	10.57	21,552	0.63	*	0.63	*	0.60	*	0.60	*	7.64	*	57

7.28	7.41	29,244	0.70		0.70		0.60		0.60		1.97		271

9.40	18.82	12,292	1.20	(f)	1.20	(f)	0.63	(f)	0.63	(f)	2.77		250

8.32	2.21	14,140	1.42		1.42		0.65		0.65		1.97		176

8.34	2.86	14,439	1.39		1.39		0.65		0.65		2.75		156

8.32	3.24	12,933	1.06		1.06		0.65		0.65		3.35		170

$8.81	17.45%	$902,794	0.78	%*	0.78	%*	0.74	%*	0.74	%*	7.71	%*	80%

8.85	46.42	1,117,020	0.85		0.85		0.74		0.74		1.35		264

6.78	(20.00)	791,407	2.10		2.10		0.74		0.74		2.51		187

8.95	19.47	1,269,640	2.09		2.09		0.74		0.74		1.80		200

7.75	(4.48)	1,629,304	1.26		1.26		0.74		0.74		1.74		151

8.21	3.19	908,338	1.01		1.01		0.74		0.74		2.17		186

8.53	17.48	90,364	0.88	*	0.88	*	0.84	*	0.84	*	7.85	*	80

8.61	46.22	33,838	0.95		0.95		0.84		0.84		1.28		264

6.62	(20.12)	29,260	2.20		2.20		0.84		0.84		2.20		187

8.76	19.38	33,733	2.19		2.19		0.84		0.84		1.80		200

7.61	(4.53)	45,816	1.36		1.36		0.84		0.84		1.67		151

8.06	3.00	71,534	1.11		1.11		0.84		0.84		2.02		186

8.58	17.42	4,975	0.93	*	0.98	*	0.89	*	0.94	*	7.54	*	80

8.66	46.37	628	1.00		1.05		0.89		0.94		1.81		264

6.64	(20.15)	2,267	2.25		2.30		0.89		0.94		3.66		187

8.78	17.53	66	2.25	*	2.30	*	0.90	*	0.95	*	0.14	*	200

7.54	17.28	175,719	1.18	*	1.18	*	1.14	*	1.14	*	7.44	*	80

7.77	45.77	141,312	1.25		1.25		1.14		1.14		0.98		264

6.05	(20.33)	115,601	2.50		2.50		1.14		1.14		2.03		187

8.05	18.96	180,147	2.49		2.49		1.14		1.14		1.46		200

7.02	(4.82)	215,106	1.66		1.66		1.14		1.14		1.37		151

7.45	2.83	214,004	1.41		1.41		1.14		1.14		1.74		186

5.91	16.80	15,886	1.93	*	1.93	*	1.89	*	1.89	*	6.64	*	80

6.39	44.54	14,835	2.00		2.00		1.89		1.89		0.10		264

5.10	(20.85)	24,656	3.25		3.25		1.89		1.89		1.28		187

6.87	18.04	37,944	3.24		3.24		1.89		1.89		0.71		200

6.11	(5.50)	45,730	2.41		2.41		1.89		1.89		0.61		151

6.52	2.02	86,337	2.16		2.16		1.89		1.89		1.07		186

$9.10	8.47%	$1,734,599	0.64	%*	0.82	%*	0.64	%*	0.82	%*	4.00	%*	123%

8.98	24.55	1,376,552	0.66		0.86		0.62		0.82		1.17		394

7.27	(7.01)	942,594	0.79		0.96		0.62		0.79		2.44		346

7.98	1.63	999,518	1.02		1.24		0.61		0.83		3.11		373

8.74	6.04	1,144,502	1.11		1.40		0.58		0.87		2.65		242

8.72	7.41	1,044,779	0.74		0.97		0.60		0.83		2.86		184

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Inflation Response Multi-Asset Fund (Consolidated) (Cont.)
I-2

04/01/2021 - 09/30/2021+	$8.97	$0.18	$0.58	$0.76	$(0.64)	$0.00	$0.00	$(0.64)

03/31/2021	7.27	0.09	1.68	1.77	(0.07)	0.00	0.00	(0.07)

03/31/2020	7.98	0.19	(0.74)	(0.55)	(0.16)	0.00	0.00	(0.16)

03/31/2019	8.75	0.26	(0.17)	0.09	(0.83)	0.00	(0.03)	(0.86)

03/31/2018	8.73	0.22	0.29	0.51	(0.49)	0.00	0.00	(0.49)

03/31/2017	8.22	0.23	0.38	0.61	(0.10)	0.00	0.00	(0.10)
Class A

04/01/2021 - 09/30/2021+	8.85	0.16	0.57	0.73	(0.63)	0.00	0.00	(0.63)

03/31/2021	7.18	0.07	1.65	1.72	(0.05)	0.00	0.00	(0.05)

03/31/2020	7.89	0.17	(0.74)	(0.57)	(0.14)	0.00	0.00	(0.14)

03/31/2019	8.67	0.23	(0.17)	0.06	(0.81)	0.00	(0.03)	(0.84)

03/31/2018	8.66	0.19	0.29	0.48	(0.47)	0.00	0.00	(0.47)

03/31/2017	8.16	0.21	0.36	0.57	(0.07)	0.00	0.00	(0.07)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective October 1, 2019, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.25%.

14	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses(e)		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.09	8.46%	$83,664	0.74	%*	0.92	%*	0.74	%*	0.92	%*	3.84	%*	123%

8.97	24.37	43,100	0.76		0.96		0.72		0.92		1.06		394

7.27	(7.08)	12,943	0.89		1.06		0.72		0.89		2.34		346

7.98	1.46	15,746	1.12		1.34		0.71		0.93		3.10		373

8.75	5.98	12,085	1.21		1.50		0.68		0.97		2.54		242

8.73	7.47	7,044	0.84		1.07		0.70		0.93		2.63		184

8.95	8.23	33,714	1.09	*	1.27	*	1.09	*	1.27	*	3.54	*	123

8.85	23.96	10,686	1.11		1.31		1.07		1.27		0.79		394

7.18	(7.42)	4,074	1.24		1.41		1.07		1.24		2.08		346

7.89	1.06	6,974	1.47		1.69		1.06		1.28		2.80		373

8.67	5.62	9,029	1.56		1.85		1.03		1.32		2.20		242

8.66	7.02	9,259	1.19		1.42		1.05		1.28		2.44		184

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:

Investments, at value
Investments in securities*	$742,736	$1,998,789
Investments in Affiliates	13,573	4,799
Financial Derivative Instruments
Exchange-traded or centrally cleared	566	1,288
Over the counter	4,169	7,008
Cash	0	3
Deposits with counterparty	1,570	1,880
Foreign currency, at value	2,194	4,330
Receivable for investments sold	53,957	216,558
Receivable for investments sold on a delayed-delivery basis	473	329
Receivable for TBA investments sold	303	16,021
Receivable for Fund shares sold	158	753
Interest and/or dividends receivable	1,055	3,634
Dividends receivable from Affiliates	1	0
Total Assets	820,755	2,255,392

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$293,428	$717,558
Payable for sale-buyback transactions	0	194,202
Financial Derivative Instruments
Exchange-traded or centrally cleared	270	572
Over the counter	1,961	22,772
Payable for investments purchased	13,326	27,196
Payable for investments in Affiliates purchased	1	0
Payable for TBA investments purchased	37,375	98,350
Deposits from counterparty	2,348	3,041
Payable for Fund shares redeemed	139	1,179
Distributions payable	22	0
Overdraft due to custodian	2	0
Accrued investment advisory fees	103	463
Accrued supervisory and administrative fees	105	269
Accrued distribution fees	0	10
Accrued servicing fees	0	41
Other liabilities	1	1
Total Liabilities	349,081	1,065,654

Net Assets	$471,674	$1,189,738

Net Assets Consist of:

Paid in capital	$454,825	$921,991
Distributable earnings (accumulated loss)	16,849	267,747

Net Assets	$471,674	$1,189,738

Cost of investments in securities	$689,098	$1,868,806
Cost of investments in Affiliates	$13,570	$4,799
Cost of foreign currency held	$2,322	$4,385
Cost or premiums of financial derivative instruments, net	$(948)	$(6,631)

* Includes repurchase agreements of:	$1,305	$6,550

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:

Institutional Class	$450,122	$902,794
I-2	21,552	90,364
I-3	N/A	4,975
Class A	N/A	175,719
Class C	N/A	15,886

Shares Issued and Outstanding:

Institutional Class	58,034	102,465
I-2	2,779	10,592
I-3	N/A	580
Class A	N/A	23,306
Class C	N/A	2,688

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.76	$8.81
I-2	7.76	8.53
I-3	N/A	8.58
Class A	N/A	7.54
Class C	N/A	5.91

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	17

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Inflation Response Multi-Asset Fund

Assets:

Investments, at value
Investments in securities*	$1,909,864
Investments in Affiliates	188,643
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,343
Over the counter	17,018
Deposits with counterparty	5,635
Foreign currency, at value	3,911
Receivable for investments sold	47,751
Receivable for investments sold on a delayed-delivery basis	102
Receivable for TBA investments sold	60,487
Receivable for Fund shares sold	3,138
Interest and/or dividends receivable	2,833
Dividends receivable from Affiliates	75
Reimbursement receivable from PIMCO	266
Total Assets	2,243,066

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$35,768
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,473
Over the counter	12,160
Payable for investments purchased	65,395
Payable for investments in Affiliates purchased	75
Payable for TBA investments purchased	267,649
Deposits from counterparty	6,533
Payable for Fund shares redeemed	744
Overdraft due to custodian	29
Accrued investment advisory fees	806
Accrued supervisory and administrative fees	448
Accrued servicing fees	7
Other liabilities	2
Total Liabilities	391,089

Net Assets	$1,851,977

Net Assets Consist of:

Paid in capital	$1,719,583
Distributable earnings (accumulated loss)	132,394

Net Assets	$1,851,977

Cost of investments in securities	$1,830,267
Cost of investments in Affiliates	$203,093
Cost of foreign currency held	$3,948
Cost or premiums of financial derivative instruments, net	$1,613

* Includes repurchase agreements of:	$872

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

PIMCO Inflation Response Multi-Asset Fund

Net Assets:

Institutional Class	$1,734,599
I-2	83,664
Class A	33,714

Shares Issued and Outstanding:

Institutional Class	190,676
I-2	9,205
Class A	3,766

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.10
I-2	9.09
Class A	8.95

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	19

Statements of Operations

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:

Interest	$21,985	$44,418
Dividends	0	5,619
Dividends from Investments in Affiliates	3	3
Total Income	21,988	50,040

Expenses:

Investment advisory fees	670	2,873
Supervisory and administrative fees	684	1,636
Distribution fees - Class C	N/A	58
Servicing fees - Class A	N/A	209
Servicing fees - Class C	N/A	20
Trustee fees	2	3
Interest expense	86	209
Total Expenses	1,442	5,008

Net Investment Income (Loss)	20,546	45,032

Net Realized Gain (Loss):

Investments in securities	28,534	35,000
Investments in Affiliates	5	(7)
Exchange-traded or centrally cleared financial derivative instruments	(3,883)	(6,595)
Over the counter financial derivative instruments	2,806	188,064
Short sales	(4)	(239)
Foreign currency	163	782

Net Realized Gain (Loss)	27,621	217,005

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	10,655	5,271
Investments in Affiliates	2	2
Exchange-traded or centrally cleared financial derivative instruments	(662)	(163)
Over the counter financial derivative instruments	(1,986)	(68,325)
Short sales	2	0
Foreign currency assets and liabilities	531	64

Net Change in Unrealized Appreciation (Depreciation)	8,542	(63,151)

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,709	$198,886

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO Inflation Response Multi-Asset Fund

Investment Income:

Interest	$37,223
Dividends, net of foreign taxes*	1,784
Dividends from Investments in Affiliates	393
Total Income	39,400

Expenses:

Investment advisory fees	4,522
Supervisory and administrative fees	2,496
Servicing fees - Class A	29
Trustee fees	4
Interest expense	33
Total Expenses	7,084
Waiver and/or Reimbursement by PIMCO	(1,550)
Net Expenses	5,534

Net Investment Income (Loss)	33,866

Net Realized Gain (Loss):

Investments in securities	12,807
Investments in Affiliates	11
Exchange-traded or centrally cleared financial derivative instruments	(10,105)
Over the counter financial derivative instruments	75,368
Foreign currency	730

Net Realized Gain (Loss)	78,811

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	3,733
Investments in Affiliates	515
Exchange-traded or centrally cleared financial derivative instruments	5,097
Over the counter financial derivative instruments	4,506
Foreign currency assets and liabilities	389

Net Change in Unrealized Appreciation (Depreciation)	14,240

Net Increase (Decrease) in Net Assets Resulting from Operations	$126,917

* Foreign tax withholdings - Dividends	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	21

Statements of Changes in Net Assets

	PIMCO Long-Term Real Return Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$20,546	$11,663	$45,032	$17,607
Net realized gain (loss)	27,621	323,598	217,005	309,279
Net change in unrealized appreciation (depreciation)	8,542	(180,322)	(63,151)	235,347

Net Increase (Decrease) in Net Assets Resulting from Operations	56,709	154,939	198,886	562,233

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(18,933)	(201,192)	(139,813)	(130,254)
I-2	(1,002)	(11,304)	(13,530)	(3,602)
I-3	N/A	N/A	(647)	(57)
Class A	N/A	N/A	(32,407)	(16,131)
Class C	N/A	N/A	(3,603)	(2,959)

Total Distributions(a)	(19,935)	(212,496)	(190,000)	(153,003)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(177,869)	(891,127)	(126,781)	(64,788)

Total Increase (Decrease) in Net Assets	(141,095)	(948,684)	(117,895)	344,442

Net Assets:

Beginning of period	612,769	1,561,453	1,307,633	963,191
End of period	$471,674	$612,769	$1,189,738	$1,307,633

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$33,866	$13,942
Net realized gain (loss)	78,811	149,697
Net change in unrealized appreciation (depreciation)	14,240	83,709

Net Increase (Decrease) in Net Assets Resulting from Operations	126,917	247,348

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(113,184)	(9,749)
I-2	(4,906)	(214)
Class A	(1,912)	(39)

Total Distributions(a)	(120,002)	(10,002)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	414,724	233,381

Total Increase (Decrease) in Net Assets	421,639	470,727

Net Assets:

Beginning of period	1,430,338	959,611
End of period	$1,851,977	$1,430,338

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	23

Statements of Cash Flows

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$56,709	$198,886

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(494,282)	(1,578,466)
Proceeds from sales of long-term securities	717,597	1,611,225
(Purchases) Proceeds from sales of short-term portfolio investments, net	(7,952)	22,506
(Increase) decrease in deposits with counterparty	888	2,232
(Increase) decrease in receivable for investments sold	40,336	137,680
(Increase) decrease in interest and/or dividends receivable	340	110
(Increase) decrease in dividends receivable from Affiliates	0	1
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(4,823)	(7,246)
Proceeds from (Payments on) over the counter financial derivative instruments	2,681	187,813
Increase (decrease) in payable for investments purchased	(66,688)	(137,719)
Increase (decrease) in deposits from counterparty	(1,410)	(84,375)
Increase (decrease) in accrued investment advisory fees	(26)	(70)
Increase (decrease) in accrued supervisory and administrative fees	(27)	(25)
Increase (decrease) in accrued distribution fees	0	1
Increase (decrease) in accrued servicing fees	0	8
Proceeds from (Payments on) short sales transactions, net	(889)	(239)
Proceeds from (Payments on) foreign currency transactions	694	846
Increase (decrease) in other liabilities	1	1
Net Realized (Gain) Loss
Investments in securities	(28,534)	(35,000)
Investments in Affiliates	(5)	7
Exchange-traded or centrally cleared financial derivative instruments	3,883	6,595
Over the counter financial derivative instruments	(2,806)	(188,064)
Short sales	4	239
Foreign currency	(163)	(782)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(10,655)	(5,271)
Investments in Affiliates	(2)	(2)
Exchange-traded or centrally cleared financial derivative instruments	662	163
Over the counter financial derivative instruments	1,986	68,325
Short sales	(2)	0
Foreign currency assets and liabilities	(531)	(64)
Net amortization (accretion) on investments	1,827	6,321

Net Cash Provided by (Used for) Operating Activities	208,813	205,636

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	54,113	388,846
Payments on shares redeemed	(248,750)	(703,394)
Increase (decrease) in overdraft due to custodian	2	0
Cash distributions paid*	(114)	(2,088)
Proceeds from reverse repurchase agreements	2,583,935	17,229,617
Payments on reverse repurchase agreements	(2,590,973)	(17,310,602)
Proceeds from sale-buyback transactions	282,144	1,490,480
Payments on sale-buyback transactions	(289,157)	(1,296,278)

Net Cash Received from (Used for) Financing Activities	(208,800)	(203,419)

Net Increase (Decrease) in Cash and Foreign Currency	13	2,217

Cash and Foreign Currency:

Beginning of period	2,181	2,116
End of period	$2,194	$4,333

* Reinvestment of distributions	$19,812	$187,912

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$84	$206

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Long-Term Real Return Fund	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 157.5%

CORPORATE BONDS & NOTES 6.3%

BANKING & FINANCE 5.8%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$12	$12

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(b)(c)	EUR	1,800	2,237

Deutsche Bank AG
4.250% due 10/14/2021		$1,000	1,001

Ford Motor Credit Co. LLC
3.550% due 10/07/2022		1,600	1,633

Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	392	57
1.000% due 10/01/2050		44,406	6,507
1.000% due 10/01/2053		1,694	242

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		$300	306
4.519% due 06/25/2024 •		200	213

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	98	14

Nykredit Realkredit A/S
0.500% due 10/01/2043		1,174	170
1.000% due 10/01/2050		91,029	13,351

UniCredit SpA
7.830% due 12/04/2023		$1,300	1,488

			27,231

INDUSTRIALS 0.2%

Charter Communications Operating LLC
4.464% due 07/23/2022		100	103

Enterprise Products Operating LLC
3.350% due 03/15/2023		200	207

JT International Financial Services BV
3.500% due 09/28/2023		200	212

NXP BV
3.875% due 09/01/2022		200	206

			728

UTILITIES 0.3%

Duke Energy Corp.
2.400% due 08/15/2022		100	102

National Rural Utilities Cooperative Finance Corp.
2.300% due 09/15/2022		100	102

NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/2023		100	103

Petrobras Global Finance BV
5.093% due 01/15/2030		806	853
6.250% due 12/14/2026	GBP	100	153

Virginia Electric & Power Co.
2.950% due 01/15/2022		$100	100

			1,413

Total Corporate Bonds & Notes (Cost $29,577)			29,372

U.S. GOVERNMENT AGENCIES 8.4%

Freddie Mac
0.366% due 09/25/2031 •		20	19
0.446% due 10/25/2029 •		93	93
12.037% due 05/15/2035 •		31	38

Ginnie Mae
0.382% due 08/20/2068 •		1,883	1,864

Uniform Mortgage-Backed Security
4.000% due 05/01/2049		614	658

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2051		34,553	37,023

Total U.S. Government Agencies (Cost $39,721)			39,695

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 110.2%

U.S. Treasury Bonds
1.625% due 11/15/2050 (e)		$13,325	$11,975

U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2030		3,501	3,849
0.125% due 01/15/2031		2,653	2,914
0.125% due 07/15/2031		11,224	12,371
0.125% due 02/15/2051		8,922	9,800
0.250% due 07/15/2029 (e)		833	928
0.250% due 02/15/2050		6,200	7,000
0.625% due 02/15/2043 (e)		40,295	48,078
0.750% due 02/15/2042 (e)		40,867	49,845
0.750% due 02/15/2045 (e)		58,583	72,167
0.875% due 01/15/2029 (e)(g)		4,140	4,787
0.875% due 02/15/2047		37,191	47,742
1.000% due 02/15/2046 (e)		43,718	57,016
1.000% due 02/15/2048		18,970	25,213
1.000% due 02/15/2049		4,654	6,246
1.375% due 02/15/2044 (e)		53,746	73,906
2.125% due 02/15/2040		23,313	34,738
2.125% due 02/15/2041 (e)		33,936	51,158

Total U.S. Treasury Obligations (Cost $467,963)			519,733

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%

Adjustable Rate Mortgage Trust
2.568% due 01/25/2036 ^~		41	39

Alliance Bancorp Trust
0.326% due 07/25/2037 •		152	146

Banc of America Funding Trust
0.376% due 07/25/2037 •		927	912
2.371% due 03/20/2036 ~		72	70
3.162% due 01/20/2047 ~		2,196	2,166

Banc of America Mortgage Trust
2.570% due 11/25/2035 ^~		8	8

Bancorp Commercial Mortgage Trust
1.214% due 09/15/2036 •		452	452

BCAP LLC Trust
0.526% due 05/25/2047 ^•		218	230

Bear Stearns Adjustable Rate Mortgage Trust
2.970% due 07/25/2036 ^~		15	14
3.105% due 02/25/2036 ^~		8	8

Bear Stearns ALT-A Trust
2.910% due 09/25/2035 ^~		177	138
3.089% due 09/25/2047 ^~		2,031	1,352

CIM Trust
1.086% due 02/25/2049 •		69	69

Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		7	7
3.156% due 03/25/2037 ^~		172	174
3.228% due 09/25/2059 þ		1,584	1,587

Citigroup Mortgage Loan Trust, Inc.
1.860% due 09/25/2035 •		10	10
2.913% due 12/25/2035 ^~		193	135

Countrywide Alternative Loan Trust
1.092% due 12/25/2035 •		126	116
3.055% due 02/25/2037 ^~		86	87

Countrywide Home Loan Mortgage Pass-Through Trust
1.987% due 02/20/2036 ^•		54	52
2.724% due 10/20/2035 ~		5,651	5,839
6.000% due 03/25/2037 ^		960	699

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~		634	539

Downey Savings & Loan Association Mortgage Loan Trust
0.607% due 08/19/2045 •		55	54

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		27	17

GMAC Mortgage Corp. Loan Trust
2.964% due 11/19/2035 ~		80	81

Great Hall Mortgages PLC
0.202% due 03/18/2039 •	GBP	51	68
0.222% due 06/18/2038 •		49	66

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	4,894	$6,624

IndyMac Mortgage Loan Trust
3.038% due 12/25/2036 ^~		$654	629

JP Morgan Chase Commercial Mortgage Securities Trust
1.534% due 12/15/2031 •		568	565

Lehman XS Trust
1.236% due 12/25/2037 •		934	989

Merrill Lynch Mortgage Investors Trust
0.746% due 09/25/2029 •		74	73

MortgageIT Securities Corp. Mortgage Loan Trust
0.586% due 09/25/2037 •		436	404

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~		266	287

Residential Accredit Loans, Inc. Trust
0.446% due 06/25/2046 •		155	49
1.014% due 10/25/2037 ~		232	228

Residential Asset Securitization Trust
0.486% due 05/25/2035 •		198	145
5.000% due 11/25/2021		1	1
5.750% due 02/25/2036		993	938
5.750% due 03/25/2037 ^		110	58
6.500% due 06/25/2037		3,289	1,255

Structured Adjustable Rate Mortgage Loan Trust
2.763% due 07/25/2035 ^~		60	56

Structured Asset Mortgage Investments Trust
0.506% due 04/25/2036 •		5	5

Thornburg Mortgage Securities Trust
0.826% due 09/25/2034 •		82	84

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •	GBP	3,805	5,170

Wachovia Mortgage Loan Trust LLC
2.394% due 10/20/2035 ~		$47	35

WaMu Mortgage Pass-Through Certificates Trust
0.626% due 12/25/2045 •		55	54
2.514% due 09/25/2033 ~		29	29
2.796% due 11/25/2036 ~		784	747
3.131% due 08/25/2036 ^~		42	41

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		3,461	3,248
6.500% due 08/25/2035		12	11

Wells Fargo Mortgage-Backed Securities Trust
2.700% due 11/25/2037 ^~		70	70
2.800% due 04/25/2036 ~		1,525	1,501

Total Non-Agency Mortgage-Backed Securities (Cost $38,062)			38,431

ASSET-BACKED SECURITIES 9.4%

ACE Securities Corp. Home Equity Loan Trust
0.206% due 10/25/2036 •		26	14

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.891% due 06/25/2033 •		900	917

CIT Mortgage Loan Trust
1.586% due 10/25/2037 •		2,800	2,860

Citigroup Mortgage Loan Trust
0.546% due 12/25/2036 •		82	68

Citigroup Mortgage Loan Trust, Inc.
0.581% due 10/25/2036 •		300	295

Countrywide Asset-Backed Certificates
0.226% due 05/25/2035 •		21	21
0.226% due 07/25/2037 •		18	17
0.276% due 11/25/2037 •		1,227	1,190
0.336% due 02/25/2036 •		2,350	2,310
0.336% due 03/25/2037 •		200	194

Countrywide Asset-Backed Certificates Trust
0.881% due 02/25/2036 •		850	850

Countrywide Asset-Backed Certificates Trust, Inc.
0.826% due 08/25/2047 •		188	186

Credit-Based Asset Servicing & Securitization LLC
0.312% due 07/25/2037 •		561	457

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	25

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization Trust
0.146% due 11/25/2036 •		$19	$11

Ellington Loan Acquisition Trust
1.186% due 05/25/2037 •		898	901

Fremont Home Loan Trust
0.221% due 10/25/2036 •		54	50

Greystone Commercial Real Estate Notes Ltd.
1.264% due 09/15/2037 •		7,800	7,803

GSAA Home Equity Trust
6.720% due 03/25/2046 þ		244	180

GSAMP Trust
1.061% due 03/25/2035 ^•		262	258

Home Equity Asset Trust
0.761% due 02/25/2036 •		2,500	2,493
0.881% due 07/25/2034 •		99	99
0.941% due 08/25/2034 •		14	14

Home Equity Mortgage Loan Asset-Backed Trust
0.306% due 04/25/2037 •		98	86

IndyMac Mortgage Loan Trust
0.226% due 07/25/2036 •		104	40

JP Morgan Mortgage Acquisition Corp.
0.596% due 02/25/2036 ^•		1,422	1,416

JP Morgan Mortgage Acquisition Trust
0.296% due 10/25/2036 •		50	50

Legacy Mortgage Asset Trust
3.750% due 04/25/2059 þ		497	501

Lehman XS Trust
4.335% due 06/25/2036 þ		77	83

LoanCore Issuer Ltd.
1.214% due 05/15/2036 •		868	868

Long Beach Mortgage Loan Trust
0.206% due 08/25/2036 •		98	53

Mackay Shields EURO CLO DAC
1.550% due 08/15/2033 •	EUR	700	812

Man GLG Euro CLO DAC
0.870% due 01/15/2030 •		648	749

Marlette Funding Trust
2.690% due 09/17/2029		$6	6

MASTR Specialized Loan Trust
1.886% due 07/25/2035 •		1,417	1,423

Morgan Stanley ABS Capital, Inc. Trust
0.216% due 10/25/2036 •		103	98

Morgan Stanley Mortgage Loan Trust
1.405% due 11/25/2036 ^•		678	342

Option One Mortgage Loan Trust
0.866% due 02/25/2035 •		484	483

Palmer Square Loan Funding Ltd.
1.025% due 10/24/2027 •		1,750	1,751
1.104% due 04/20/2027 •		176	176

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
1.186% due 09/25/2037 •		$424	$232

Saxon Asset Securities Trust
0.376% due 09/25/2036 •		3,000	2,941

Shackleton CLO Ltd.
1.264% due 10/20/2028 •		5,610	5,617

Soundview Home Loan Trust
0.146% due 11/25/2036 •		292	120
0.266% due 07/25/2037 •		196	189
0.286% due 06/25/2037 •		400	347
0.646% due 05/25/2036 •		160	159

Stanwich Mortgage Loan Co. LLC
3.375% due 08/15/2024 þ		17	17

Starwood Commercial Mortgage Trust
1.244% due 07/15/2038 •		3,900	3,903

Symphony CLO Ltd.
1.083% due 07/14/2026 •		511	512

Telos CLO Ltd.
1.084% due 04/17/2028 •		87	87

Towd Point Mortgage Trust
1.086% due 05/25/2058 •		122	123
3.000% due 11/25/2059 ~		28	28

WhiteHorse Ltd.
1.064% due 04/17/2027 •		3	3

Total Asset-Backed Securities (Cost $43,998)			44,403

SOVEREIGN ISSUES 14.8%

Argentina Government International Bond
34.163% (BADLARPP) due 10/04/2022 ~	ARS	100	0
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~		2,116	12

Australia Government International Bond
1.250% due 02/21/2022	AUD	666	487
3.000% due 09/20/2025		2,344	1,985

Canada Government Real Return Bond
4.250% due 12/01/2026 (a)	CAD	810	815

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)	EUR	11,697	15,002
0.650% due 05/15/2026 (a)		4,081	5,202
1.400% due 05/26/2025 (a)		13,422	17,045

Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	913,800	8,440
0.100% due 03/10/2029 (a)		1,032,104	9,566

Mexico Government International Bond
4.500% due 11/22/2035 (a)	MXN	8,279	462

New Zealand Government International Bond
2.000% due 09/20/2025 (a)	NZD	454	341
2.500% due 09/20/2035 (a)		2,215	1,949

Peru Government International Bond
5.940% due 02/12/2029	PEN	700	170

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatar Government International Bond
3.875% due 04/23/2023		$300	$316

United Kingdom Gilt
0.125% due 03/22/2024 (a)	GBP	3,654	5,432
1.875% due 11/22/2022 (a)		1,634	2,390

Total Sovereign Issues (Cost $68,312)			69,614

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(b)		160,000	183

Total Preferred Securities (Cost $160)			183

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (d) 0.3%
			1,305

Total Short-Term Instruments (Cost $1,305)			1,305

Total Investments in Securities (Cost $689,098)			742,736

INVESTMENTS IN AFFILIATES 2.9%

SHORT-TERM INSTRUMENTS 2.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%

PIMCO Short-Term Floating NAV Portfolio III		1,376,304	13,573

Total Short-Term Instruments (Cost $13,570)			13,573

Total Investments in Affiliates (Cost $13,570)			13,573

Total Investments 160.4% (Cost $702,668)			$756,309

Financial Derivative Instruments (f)(h) 0.5% (Cost or Premiums, net $(948))			2,504

Other Assets and Liabilities, net (60.9)%			(287,139)

Net Assets 100.0%			$471,674

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$1,305	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(1,331)	$1,305	$1,305

Total Repurchase Agreements						$(1,331)	$1,305	$1,305

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.080%	09/13/2021	10/05/2021	$(16,625)	$(16,626)
BSN	0.070	09/09/2021	10/06/2021	(1,045)	(1,045)
	0.070	09/15/2021	10/06/2021	(125,721)	(125,724)
GRE	0.070	09/01/2021	10/01/2021	(76,958)	(76,962)
	0.070	09/08/2021	10/07/2021	(4,282)	(4,283)
	0.070	10/01/2021	11/01/2021	(46,333)	(46,333)
	0.080	09/14/2021	10/06/2021	(22,454)	(22,455)

Total Reverse Repurchase Agreements					$(293,428)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(16,626)	$0	$(16,626)	$16,442	$(184)
BSN	0	(126,769)	0	(126,769)	126,565	(204)
FICC	1,305	0	0	1,305	(1,331)	(26)
GRE	0	(150,033)	0	(150,033)	103,324	(46,709)

Total Borrowings and Other Financing Transactions	$1,305	$(293,428)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(76,962)	$(170,133)	$0	$0	$(247,095)

Total Borrowings	$(76,962)	$(170,133)	$0	$0	$(247,095)

Payable for reverse repurchase agreements(3)					$(247,095)

(e)	Securities with an aggregate market value of $246,331 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(256,202) at a weighted average interest rate of 0.059%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(46,333) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	27

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 113.4 on Eur-Schatz December 2021 Futures(1)	11/2021	500	$	3	$(1)	$0	$0
Call Options Strike @ EUR 113.6 on Eur-Schatz December 2021 Futures(1)	11/2021	400		2	0	0	0
Euro-Bund 10-Year Bond December Futures	12/2021	94		18,491	(251)	31	(36)
Gold 100 oz. December Futures	12/2021	11		1,933	(52)	78	0
U.S. Treasury 5-Year Note December Futures	12/2021	77		9,451	(49)	7	0
U.S. Treasury 10-Year Note December Futures	12/2021	189		24,874	(345)	27	0

					$(698)	$143	$(36)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 3-Year Note December Futures	12/2021	7	$	(589)	$1	$0	$0
Australia Government 10-Year Bond December Futures	12/2021	6		(614)	11	1	0
Euro-Bobl December Futures	12/2021	152		(23,757)	129	12	(19)
Euro-BTP Italy Government Bond December Futures	12/2021	96		(16,897)	186	56	(53)
Euro-Buxl 30-Year Bond December Futures	12/2021	64		(15,074)	394	96	(43)
Euro-Schatz December Futures	12/2021	718		(93,320)	80	4	(4)
Japan Government 10-Year Bond June Futures December Futures	12/2021	13		(17,681)	53	6	(6)
U.S. Treasury 2-Year Note December Futures	12/2021	148		(32,568)	10	0	(6)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	428		(62,167)	1,323	0	(74)
U.S. Treasury 30-Year Bond December Futures	12/2021	40		(6,369)	199	0	(5)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	31		(5,923)	231	5	0
United Kingdom Long Gilt December Futures	12/2021	41		(6,914)	127	28	(5)

					$2,744	$208	$(215)

Total Futures Contracts					$2,046	$351	$(251)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.353%	$100	$(5)	$7	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$2,800	$(188)	$(72)	$(260)	$2	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	5,400	(515)	10	(505)	5	0

					$(703)	$(62)	$(765)	$7	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(7)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	24,100	$0	$(42)	$(42)	$0	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(68)	(64)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	(8)	(9)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		60,000	(1)	(8)	(9)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		274,770	(15)	(56)	(71)	0	(2)
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	8,700	(64)	(620)	(684)	24	0
Pay	CPURNSA	3.083	Maturity	08/27/2022	$	19,300	0	(93)	(93)	0	(12)
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,110	1	101	102	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(190)	(188)	0	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(932)	(922)	0	(1)

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPURNSA	2.311%	Maturity	02/24/2031	$	3,700	$3	$221	$224	$1	$0
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	86	86	2	0
Pay	UKRPI	3.220	Maturity	03/15/2022	GBP	3,000	0	(124)	(124)	0	(3)
Receive	UKRPI	4.220	Maturity	08/15/2022		600	0	16	16	1	0
Receive	UKRPI	4.180	Maturity	09/15/2022		6,700	0	152	152	8	0
Receive	UKRPI	4.480	Maturity	09/15/2023		600	0	6	6	0	(1)
Pay	UKRPI	3.330	Maturity	01/15/2025		13,100	388	(974)	(586)	46	0
Pay	UKRPI	3.438	Maturity	01/15/2030		9,000	0	(736)	(736)	94	0
Pay	UKRPI	3.566	Maturity	03/15/2036		700	0	(81)	(81)	10	0
Pay	UKRPI	3.580	Maturity	03/15/2036		1,500	(8)	(159)	(167)	22	0

							$319	$(3,509)	$(3,190)	$208	$(19)

Total Swap Agreements							$(389)	$(3,564)	$(3,953)	$215	$(19)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$351	$215	$566	$0	$(251)	$(19)	$(270)

(g)

Securities with an aggregate market value of $3,576 and cash of $1,570 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021		$452	CNH	2,927	$1	$0
	10/2021		4,840	DKK	30,757	0	(49)
	10/2021		20,974	GBP	15,512	0	(74)
	11/2021	GBP	15,512		$20,975	74	0
	11/2021		$1	RUB	72	0	0
	04/2022	DKK	30,641		$4,840	49	0

BPS	10/2021	AUD	1,576		1,157	17	0
	10/2021	CAD	1,524		1,200	0	(3)
	10/2021	DKK	2,750		440	12	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	29

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2021	GBP	3,419		$4,711	$104	$0
	10/2021	JPY	2,024,580		18,434	243	0
	10/2021	MXN	5,835		287	5	0
	10/2021		$269	CNH	1,744	1	0
	10/2021		12,937	EUR	10,986	0	(211)
	10/2021		289	MXN	5,835	0	(6)
	11/2021	IDR	9,898,944		$688	0	0
	11/2021	MXN	3,316		164	4	0
	01/2022		5,835		285	6	0

BRC	11/2021		$6	RUB	490	0	0

CBK	10/2021	EUR	4,382		$5,143	67	0
	10/2021	GBP	2,193		3,030	75	0
	10/2021	NZD	3,205		2,259	46	0
	10/2021		$2,658	DKK	16,861	0	(32)
	11/2021		1,394	NOK	12,320	15	0
	12/2021		150	CNH	974	0	0
	04/2022	DKK	14,073		$2,223	23	0

FBF	11/2021		$2	RUB	166	0	0

GLM	10/2021	EUR	3,887		$4,552	50	0
	10/2021		$136	CNH	884	1	0
	11/2021		7	RUB	515	0	0
	12/2021		150	CNH	978	0	0
	12/2021		383	IDR	5,515,385	0	(1)
	12/2021		16	RUB	1,181	0	0

HUS	10/2021	CNH	1,259		$195	0	0
	10/2021	GBP	273		371	3	0
	10/2021		$6,900	EUR	5,881	0	(88)
	11/2021	IDR	8,544,690		$594	0	0
	11/2021		$195	CNH	1,262	0	0
	11/2021		0	RUB	32	0	0
	12/2021		113	IDR	1,621,098	0	0
	04/2022		651	DKK	4,165	1	0

JPM	10/2021	DKK	37,036		$5,955	186	0
	10/2021		$847	EUR	714	0	(21)
	10/2021		3	RUB	198	0	0
	11/2021		335	IDR	4,810,812	0	(1)

MYI	10/2021	DKK	43,906		$7,063	225	0
	10/2021		$14,443	DKK	91,855	0	(135)
	10/2021		2,224	NZD	3,205	0	(11)
	11/2021	NZD	3,205		$2,223	11	0
	11/2021		$109	IDR	1,574,790	0	0
	04/2022	DKK	91,508		$14,443	136	0

SCX	10/2021	EUR	45,910		54,229	1,049	0
	10/2021	GBP	9,627		13,195	224	0
	10/2021		$16	RUB	1,181	0	0
	11/2021	EUR	36,598		$42,438	22	0
	11/2021	JPY	2,024,580		18,149	0	(46)
	12/2021		$177	CNH	1,155	1	0
	12/2021		233	IDR	3,346,309	0	(1)

SOG	10/2021	DKK	53,020		$8,528	270	0

TOR	12/2021		$162	CNH	1,048	0	0
	12/2021		117	IDR	1,676,920	0	(1)

UAG	11/2021		4	RUB	300	0	0
	11/2021		1,449	SEK	12,570	0	(13)

Total Forward Foreign Currency Contracts						$2,921	$(693)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	2,200	$2	$312
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	3,090	236	437

BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,410	105	199

MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	2,100	153	300

Total Purchased Options							$496	$1,248

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000%	11/17/2021	200	$(1)	$0
	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	11/17/2021	200	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	200	0	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	800	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	400	0	0

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	200	0	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	900	(1)	(1)

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	2,200	(3)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	200	(1)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	600	(3)	(4)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	100	(1)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,360	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	3,100	(4)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	500	(1)	(1)

CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	200	(1)	(1)

DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	300	(1)	0
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	300	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	500	0	0

FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	100	0	0

GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	400	(2)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	12/15/2021	200	(1)	0
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	200	(1)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	400	0	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	1,200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	800	(1)	(1)

JPM	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	12/15/2021	100	0	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	100	(1)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	600	(1)	0

MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	2,100	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	2,800	(3)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	1,000	(1)	(1)

						$(37)	$(25)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(409)	$(16)

JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	0

						$(441)	$(16)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	6,600	$0	$(302)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	9,240	(230)	(424)

BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	4,160	(102)	(191)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	48,200	(75)	(12)

MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	6,400	(155)	(292)

							$(562)	$(1,221)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	100	$(1)	$0

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	200	(1)	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	31

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	$98.555	12/06/2021	300	$(1)	$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	200	(1)	0

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	100	0	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	100	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	200	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	150	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	150	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	200	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	200	0	(1)

					$(15)	$(6)

Total Written Options					$(1,055)	$(1,268)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure(2)
BOA	$124	$0	$0	$124	$(123)	$0	$0	$(123)	$1	$0	$1
BPS	392	749	0	1,141	(220)	(728)	0	(948)	193	(280)	(87)
BRC	0	199	0	199	0	(202)	0	(202)	(3)	0	(3)
CBK	226	0	0	226	(32)	(1)	0	(33)	193	0	193
DUB	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
GLM	51	0	0	51	(1)	(28)	0	(29)	22	(410)	(388)
GSC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
GST	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
HUS	4	0	0	4	(88)	0	0	(88)	(84)	0	(84)
JPM	186	0	0	186	(22)	(5)	0	(27)	159	0	159
MYC	0	300	0	300	0	(296)	0	(296)	4	(238)	(234)
MYI	372	0	0	372	(146)	0	0	(146)	226	0	226
SCX	1,296	0	0	1,296	(47)	0	0	(47)	1,249	(1,160)	89
SOG	270	0	0	270	0	0	0	0	270	(260)	10
TOR	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
UAG	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)

Total Over the Counter	$2,921	$1,248	$0	$4,169	$(693)	$(1,268)	$0	$(1,961)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$78	$0	$0	$0	$273	$351
Swap Agreements	0	7	0	0	208	215

	$78	$7	$0	$0	$481	$566

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,921	$0	$2,921
Purchased Options	0	0	0	0	1,248	1,248

	$0	$0	$0	$2,921	$1,248	$4,169

	$78	$7	$0	$2,921	$1,729	$4,735

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$251	$251
Swap Agreements	0	0	0	0	19	19

	$0	$0	$0	$0	$270	$270

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$693	$0	$693
Written Options	0	25	0	0	1,243	1,268

	$0	$25	$0	$693	$1,243	$1,961

	$0	$25	$0	$693	$1,513	$2,231

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$82	$0	$0	$0	$(2,227)	$(2,145)
Swap Agreements	0	(552)	0	0	(1,186)	(1,738)

	$82	$(552)	$0	$0	$(3,413)	$(3,883)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,564	$0	$2,564
Purchased Options	0	0	0	0	(49)	(49)
Written Options	0	70	0	0	221	291

	$0	$70	$0	$2,564	$172	$2,806

	$82	$(482)	$0	$2,564	$(3,241)	$(1,077)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(73)	$0	$0	$0	$296	$223
Swap Agreements	0	328	0	0	(1,213)	(885)

	$(73)	$328	$0	$0	$(917)	$(662)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,001)	$0	$(2,001)
Purchased Options	0	0	0	0	(117)	(117)
Written Options	0	(21)	0	0	153	132

	$0	$(21)	$0	$(2,001)	$36	$(1,986)

	$(73)	$307	$0	$(2,001)	$(881)	$(2,648)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	33

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)	September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,231	$0	$27,231
Industrials	0	728	0	728
Utilities	0	1,413	0	1,413
U.S. Government Agencies	0	39,695	0	39,695
U.S. Treasury Obligations	0	519,733	0	519,733
Non-Agency Mortgage-Backed Securities	0	38,431	0	38,431
Asset-Backed Securities	0	44,403	0	44,403
Sovereign Issues	0	69,614	0	69,614
Preferred Securities
Banking & Finance	0	183	0	183
Short-Term Instruments
Repurchase Agreements	0	1,305	0	1,305

	$0	$742,736	$0	$742,736

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,573	$0	$0	$13,573

Total Investments	$13,573	$742,736	$0	$756,309

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$312	$254	$0	$566
Over the counter	0	4,169	0	4,169

	$312	$4,423	$0	$4,735

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(166)	(104)	0	(270)
Over the counter	0	(1,961)	0	(1,961)

	$(166)	$(2,065)	$0	$(2,231)

Total Financial Derivative Instruments	$146	$2,358	$0	$2,504

Totals	$13,719	$745,094	$0	$758,813

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 168.0%

CORPORATE BONDS & NOTES 5.6%

BANKING & FINANCE 5.0%

American Tower Corp.
3.000% due 06/15/2023		$161	$168

Aviation Capital Group LLC
2.875% due 01/20/2022		161	162

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		68	67
3.950% due 07/01/2024		643	683

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(d)(e)	EUR	400	497

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,367	1,412

Crown Castle International Corp.
3.150% due 07/15/2023		2,734	2,855

Deutsche Bank AG
4.250% due 10/14/2021		4,986	4,991

Five Corners Funding Trust
4.419% due 11/15/2023		100	108

Ford Motor Credit Co. LLC
3.550% due 10/07/2022		1,046	1,068

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,126	2,081

Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	5,980	868
1.000% due 10/01/2050		57,031	8,370
1.000% due 10/01/2053		16,540	2,361
2.500% due 10/01/2047		2	0

Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		$200	204
3.406% due 02/28/2022		800	808

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		1,528	1,560
4.519% due 06/25/2024 •		965	1,027

Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		161	164
3.450% due 03/15/2023		80	83

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	2,447	355
1.000% due 10/01/2050		59,373	8,728

Nykredit Realkredit A/S
0.500% due 10/01/2043		32,686	4,729
1.000% due 10/01/2050		36,531	5,358
2.500% due 10/01/2047		2	0

Realkredit Danmark A/S
1.000% due 10/01/2053		46,605	6,671
2.500% due 04/01/2047		9	2

UniCredit SpA
7.830% due 12/04/2023		$3,740	4,281

			59,661

INDUSTRIALS 0.5%

Bayer U.S. Finance LLC
3.000% due 10/08/2021		965	965

Charter Communications Operating LLC
4.464% due 07/23/2022		241	247

Daimler Finance North America LLC
3.750% due 11/05/2021		965	968

Discovery Communications LLC
2.950% due 03/20/2023		43	44

Energy Transfer LP
3.600% due 02/01/2023		80	83

Enterprise Products Operating LLC
3.350% due 03/15/2023		161	167

Imperial Brands Finance PLC
3.500% due 02/11/2023		200	206
3.750% due 07/21/2022		200	204

JT International Financial Services BV
3.500% due 09/28/2023		200	212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitsubishi Corp.
2.625% due 07/14/2022	$400	$407

NXP BV
3.875% due 09/01/2022	200	206

Panasonic Corp.
2.536% due 07/19/2022	400	406

RELX Capital, Inc.
3.500% due 03/16/2023	80	83

Suntory Holdings Ltd.
2.550% due 06/28/2022	500	507

Toyota Tsusho Corp.
3.625% due 09/13/2023	800	845

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	162	172

VMware, Inc.
3.900% due 08/21/2027	161	180

		5,902

UTILITIES 0.1%

Duke Energy Corp.
2.400% due 08/15/2022	80	81

Petrobras Global Finance BV
5.093% due 01/15/2030	1,161	1,229

Sempra Energy
4.050% due 12/01/2023	241	257

		1,567

Total Corporate Bonds & Notes (Cost $68,560)		67,130

U.S. GOVERNMENT AGENCIES 7.1%

Fannie Mae
1.299% due 09/01/2044 - 10/01/2044 •	9	9

Freddie Mac
0.684% due 12/15/2037 •	53	55
1.792% due 09/01/2036 •	19	20
1.975% due 07/01/2036 •	36	37
1.994% due 10/01/2036 •	20	20

Ginnie Mae
0.382% due 08/20/2068 •	1,616	1,599

Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 03/01/2049	127	136

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2051 - 11/01/2051	77,000	82,520

Total U.S. Government Agencies (Cost $84,191)		84,396

U.S. TREASURY OBLIGATIONS 99.4%

U.S. Treasury Bonds
1.625% due 11/15/2050 (g)(k)	20,095	18,060

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022	34,936	35,425
0.125% due 07/15/2022 (i)	33,909	34,729
0.125% due 01/15/2023 (g)(i)(k)	57,143	59,083
0.125% due 07/15/2024 (g)	86,740	92,628
0.125% due 10/15/2024 (g)	88,942	95,176
0.125% due 04/15/2025 (g)	95,108	102,065
0.125% due 10/15/2025 (g)(i)	82,897	89,732
0.125% due 04/15/2026 (g)	144,203	156,173
0.125% due 07/15/2026	22,299	24,336
0.125% due 01/15/2030 (k)	477	525
0.125% due 07/15/2030 (g)(k)	1,136	1,254
0.125% due 01/15/2031	157	173
0.125% due 07/15/2031 (g)	26,225	28,905
0.250% due 01/15/2025	26,737	28,734
0.375% due 07/15/2023	20,281	21,370
0.375% due 07/15/2025 (g)	44,533	48,611
0.375% due 01/15/2027	13,560	14,978
0.375% due 07/15/2027	18,080	20,124
0.500% due 04/15/2024 (g)	102,919	109,939
0.625% due 04/15/2023 (i)	10,745	11,245

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 01/15/2024 (g)		$115,157	$122,891
0.625% due 01/15/2026 (g)		47,927	52,921
0.625% due 02/15/2043 (k)		408	487
0.875% due 01/15/2029		1,730	2,000
1.000% due 02/15/2046 (k)		576	751
1.375% due 02/15/2044		87	119
1.750% due 01/15/2028 (k)		671	808
2.125% due 02/15/2040		2,267	3,378
2.125% due 02/15/2041 (k)		932	1,405
3.875% due 04/15/2029 (k)		3,000	4,188

Total U.S. Treasury Obligations (Cost $1,160,656)			1,182,213

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

Alliance Bancorp Trust
0.326% due 07/25/2037 •		1,759	1,691

AREIT Trust
2.784% due 04/15/2037 •		1,205	1,213

Bancorp Commercial Mortgage Trust
1.214% due 09/15/2036 •		114	114

BCAP LLC Trust
2.927% due 04/26/2036 ~		316	284

Bear Stearns Adjustable Rate Mortgage Trust
2.970% due 07/25/2036 ^~		56	55
3.105% due 02/25/2036 ^~		164	164
3.178% due 01/25/2035 ~		32	34

Bear Stearns ALT-A Trust
2.622% due 05/25/2035 ~		585	592

Chase Mortgage Finance Trust
2.861% due 12/25/2035 ^~		10	10

Citigroup Mortgage Loan Trust
2.365% due 03/25/2034 ~		33	34
2.470% due 05/25/2035 •		1	1

Countrywide Alternative Loan Trust
0.395% due 06/25/2046 «•		1	0
5.500% due 11/25/2035 ^		52	49

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		104	107
6.000% due 04/25/2036		204	150

Countrywide Home Loan Reperforming REMIC Trust
0.426% due 06/25/2035 •		32	31

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
0.786% due 10/25/2035 ^•		230	133

Credit Suisse Mortgage Capital Certificates
6.113% due 10/26/2036 ~		12	12

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		265	161

Great Hall Mortgages PLC
0.202% due 03/18/2039 •	GBP	51	68
0.222% due 06/18/2038 •		49	66

GS Mortgage Securities Trust
4.592% due 08/10/2043		$110	110

GSR Mortgage Loan Trust
2.746% due 09/25/2035 ~		8	8
2.967% due 01/25/2036 ^~		43	44

HarborView Mortgage Loan Trust
0.527% due 05/19/2035 •		240	232

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	3,391	4,590

HomeBanc Mortgage Trust
0.626% due 10/25/2035 •		$16	16

IndyMac Mortgage Loan Trust
0.646% due 07/25/2035 •		1,817	1,501

Residential Asset Securitization Trust
0.486% due 05/25/2035 •		700	512
5.750% due 03/25/2037 ^		216	112

Structured Adjustable Rate Mortgage Loan Trust
3.057% due 03/25/2036 ^~		113	100

Structured Asset Mortgage Investments Trust
0.506% due 04/25/2036 •		5	5

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •	GBP	3,012	4,092

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	35

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
3.131% due 08/25/2036 ^~		$6	$6

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		47	45

Wells Fargo Mortgage-Backed Securities Trust
2.707% due 10/25/2036 ~		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $16,059)			16,345

ASSET-BACKED SECURITIES 8.1%

ACE Securities Corp. Home Equity Loan Trust
1.211% due 04/25/2035 •		1,144	1,145
1.886% due 06/25/2034 •		20	20

Adagio CLO DAC
0.720% due 10/15/2031 •	EUR	300	348

Anchorage Capital CLO Ltd.
1.534% due 10/20/2031 •		$3,300	3,303

Ares European CLO
0.660% due 10/15/2030 •	EUR	600	696

Argent Mortgage Loan Trust
0.566% due 05/25/2035 •		$369	351

Armada Euro CLO DAC
0.720% due 07/15/2031 •	EUR	400	462

Babson Euro CLO DAC
0.271% due 10/25/2029 •		83	97
0.680% due 07/27/2030 •		302	350

Bain Capital Euro DAC
0.740% due 01/20/2032 •		1,200	1,392

BlueMountain Fuji EUR CLO DAC
0.910% due 01/15/2033 •		3,200	3,709

Bosphorus CLO DAC
0.820% due 12/15/2030 •		1,000	1,160

Cathedral Lake CLO Ltd.
0.976% due 07/16/2029 •		$1,505	1,506

CIFC Funding Ltd.
0.985% due 10/25/2027 •		1,089	1,089

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		801	809
1.586% due 10/25/2037 •		400	409

Citigroup Mortgage Loan Trust
0.356% due 05/25/2037 •		3,400	3,222
0.546% due 12/25/2036 •		41	34

Citigroup Mortgage Loan Trust, Inc.
0.581% due 10/25/2036 •		1,046	1,029

Countrywide Asset-Backed Certificates
0.226% due 05/25/2035 •		85	85
0.226% due 07/25/2037 •		396	376
0.276% due 11/25/2037 •		5,490	5,326
0.286% due 09/25/2037 •		106	100
0.336% due 03/25/2037 •		965	936
0.566% due 05/25/2036 •		3,487	3,124
5.805% due 04/25/2036 ^~		496	488

Crestline Denali CLO Ltd.
1.164% due 04/20/2030 •		1,000	1,000

First Franklin Mortgage Loan Trust
0.196% due 12/25/2037 •		2,070	2,043
0.791% due 11/25/2036 •		2,332	2,310
0.956% due 09/25/2035 •		4,294	4,296

Fremont Home Loan Trust
0.221% due 10/25/2036 •		548	514
0.821% due 07/25/2035 •		43	43

GSAMP Trust
0.821% due 09/25/2035 ^•		37	37
1.061% due 03/25/2035 ^•		526	519

Halcyon Loan Advisors Funding Ltd.
1.054% due 04/20/2027 •		30	30

Harvest CLO DAC
0.760% due 07/15/2031 •	EUR	800	926

Home Equity Asset Trust
1.166% due 10/25/2035 •		$1,500	1,501

Home Equity Mortgage Loan Asset-Backed Trust
0.306% due 04/25/2037 •		473	415

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
0.626% due 02/25/2036 •		$402	$400

ICG U.S. CLO Ltd.
1.538% due 10/22/2031 •		3,200	3,203

IndyMac Mortgage Loan Trust
0.226% due 07/25/2036 •		3,965	1,515

KKR CLO Ltd.
1.076% due 07/15/2030 •		800	800

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		3,621	2,733

Lehman XS Trust
4.335% due 06/25/2036 þ		1,232	1,327

LoanCore Issuer Ltd.
1.214% due 05/15/2036 •		667	668

Long Beach Mortgage Loan Trust
0.206% due 08/25/2036 •		335	180

Mackay Shields EURO CLO DAC
1.550% due 08/15/2033 •	EUR	500	580

Man GLG Euro CLO DAC
0.870% due 01/15/2030 •		555	642

Marlette Funding Trust
2.690% due 09/17/2029		$5	5

MASTR Asset-Backed Securities Trust
0.426% due 06/25/2036 •		1,106	1,083

Merrill Lynch Mortgage Investors Trust
0.506% due 02/25/2037 •		5,989	2,635
0.806% due 05/25/2036 •		63	63

MidOcean Credit CLO
1.181% due 02/20/2031 •		700	700

Mountain View CLO Ltd.
0.926% due 10/15/2026 •		9	9
0.949% due 10/13/2027 •		824	825

NovaStar Mortgage Funding Trust
0.791% due 01/25/2036 •		1,127	1,127

Ocean Trails CLO
0.926% due 07/15/2028 •		1,801	1,800

OZLM Ltd.
1.228% due 10/20/2031 •(a)		400	400

Palmer Square European Loan Funding DAC
0.870% due 02/15/2030 •	EUR	1,974	2,290

Palmer Square Loan Funding Ltd.
0.925% due 10/15/2029 •(a)		$700	700

Popular ABS Mortgage Pass-Through Trust
1.811% due 06/25/2035 •		1,349	1,384

Renaissance Home Equity Loan Trust
1.186% due 09/25/2037 •		3,374	1,844

Residential Asset Securities Corp. Trust
0.366% due 09/25/2036 •		3,500	3,444
0.566% due 08/25/2036 •		1,481	1,354

Securitized Asset-Backed Receivables LLC Trust
0.586% due 05/25/2036 •		4,230	2,930
0.761% due 10/25/2035 •		6,700	6,696

Sound Point CLO Ltd.
1.128% due 01/23/2029 •		642	643

Soundview Home Loan Trust
0.286% due 06/25/2037 •		3,590	3,113

Structured Asset Securities Corp.
0.746% due 02/25/2035 •		45	45

Structured Asset Securities Corp. Mortgage Loan Trust
0.656% due 10/25/2036 •		1,364	1,357

Symphony CLO Ltd.
1.006% due 04/15/2028 •		374	375
1.083% due 07/14/2026 •		418	419

Telos CLO Ltd.
1.084% due 04/17/2028 •		202	203

TICP CLO Ltd.
0.974% due 04/20/2028 •		909	910

Venture CLO Ltd.
1.006% due 04/15/2027 •		1,140	1,140
1.006% due 07/15/2027 •		362	362

Vibrant CLO Ltd.
1.174% due 09/15/2030 •		1,000	1,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Home Equity Asset-Backed Securities Trust
2.486% due 12/25/2034 •		$563	$581

WhiteHorse Ltd.
1.064% due 04/17/2027 •		36	36

Wind River CLO Ltd.
0.996% due 10/15/2027 •		29	29

Total Asset-Backed Securities (Cost $93,574)			96,752

SOVEREIGN ISSUES 11.1%

Argentina Government International Bond
0.500% due 07/09/2030 þ		541	183
1.125% due 07/09/2035 þ		354	111

Australia Government International Bond
1.250% due 02/21/2022	AUD	8,197	5,992
3.000% due 09/20/2025		8,150	6,900

Autonomous City of Buenos Aires
39.149% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	5,396	30

Canada Government Real Return Bond
4.250% due 12/01/2026 (c)	CAD	4,429	4,459

Denmark Government International Bond
0.100% due 11/15/2023 (c)	DKK	15,474	2,519

France Government International Bond
2.100% due 07/25/2023 (c)	EUR	2,238	2,796

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		20,806	26,686
1.400% due 05/26/2025 (c)		30,522	38,761

Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	433,423	3,988
0.100% due 03/10/2028 (c)		845,290	7,808
0.100% due 03/10/2029 (c)		1,168,077	10,826

Mexico Government International Bond
4.500% due 11/22/2035 (c)	MXN	5,893	329

New Zealand Government International Bond
3.000% due 09/20/2030 (c)	NZD	11,671	10,127

Peru Government International Bond
5.940% due 02/12/2029	PEN	3,941	957

Qatar Government International Bond
3.875% due 04/23/2023		$1,448	1,525

Saudi Government International Bond
4.000% due 04/17/2025		2,469	2,705

United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	3,528	5,244

Total Sovereign Issues (Cost $129,597)			131,946

		SHARES
COMMON STOCKS 0.3%

CONSUMER DISCRETIONARY 0.3%

Hilton Worldwide Holdings, Inc. (b)		14,736	1,947

Marriott International, Inc. ‘A’ (b)		14,736	2,182

Total Common Stocks (Cost $3,547)			4,129

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(d)		917,000	1,048

Total Preferred Securities (Cost $917)			1,048

REAL ESTATE INVESTMENT TRUSTS 34.3%

REAL ESTATE 34.3%

Agree Realty Corp.		113,657	7,527

American Assets Trust, Inc.		125,797	4,707

American Campus Communities, Inc.		102,628	4,972

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	SHARES	MARKET VALUE (000S)

American Homes 4 Rent ‘A’	339,294	$12,934

American Tower Corp.	33,548	8,904

Americold Realty Trust	131,596	3,823

AvalonBay Communities, Inc.	102,143	22,639

Boston Properties, Inc.	68,094	7,378

Brixmor Property Group, Inc.	199,841	4,418

Camden Property Trust	87,992	12,976

CoreSite Realty Corp.	61,903	8,576

Crown Castle International Corp.	20,428	3,541

CubeSmart	137,534	6,663

Digital Realty Trust, Inc.	38,096	5,503

Duke Realty Corp.	302,624	14,487

Equinix, Inc.	4,404	3,480

Equity LifeStyle Properties, Inc.	193,748	15,132

Essex Property Trust, Inc.	44,265	14,153

Extra Space Storage, Inc.	7,457	1,253

Federal Realty Investment Trust	22,892	2,701

First Industrial Realty Trust, Inc.	151,956	7,914

Gaming and Leisure Properties, Inc.	143,527	6,648

Healthcare Realty Trust, Inc.	147,772	4,401

Healthcare Trust of America, Inc. ‘A’	191,270	5,673

Healthpeak Properties, Inc.	175,009	5,859

Host Hotels & Resorts, Inc. (b)	189,873	3,101

Hudson Pacific Properties, Inc.	147,034	3,863

Invitation Homes, Inc.	883,693	33,872

Kilroy Realty Corp.	63,015	4,172

Kimco Realty Corp.	313,009	6,495

Life Storage, Inc.	41,541	4,766

Medical Properties Trust, Inc.	274,966	5,519

MGM Growth Properties LLC	785,942	30,102

	SHARES	MARKET VALUE (000S)

Mid-America Apartment Communities, Inc.	58,892	$10,998

Park Hotels & Resorts, Inc. (b)	177,387	3,395

Pebblebrook Hotel Trust	170,886	3,830

Public Storage	19,319	5,740

Realty Income Corp.	92,189	5,979

Regency Centers Corp.	36,159	2,435

Retail Opportunity Investments Corp.	158,285	2,757

Rexford Industrial Realty, Inc.	119,323	6,772

SBA Communications Corp.	37,109	12,267

Simon Property Group, Inc.	70,967	9,224

SITE Centers Corp.	213,608	3,298

Sun Communities, Inc.	112,098	20,749

Sunstone Hotel Investors, Inc. (b)	200,716	2,397

Terreno Realty Corp.	71,203	4,502

UDR, Inc.	139,435	7,387

Ventas, Inc.	71,202	3,931

VICI Properties, Inc.	212,228	6,029

WP Carey, Inc.	115,527	8,438

Total Real Estate Investment Trusts (Cost $305,155)		408,280

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (f) 0.6%
		6,550

Total Short-Term Instruments (Cost $6,550)		6,550

Total Investments in Securities (Cost $1,868,806)		1,998,789

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	486,615	$4,799

Total Short-Term Instruments (Cost $4,799)		4,799

Total Investments in Affiliates (Cost $4,799)		4,799

Total Investments 168.4% (Cost $1,873,605)		$2,003,588

Financial Derivative Instruments (h)(j) (1.3)% (Cost or Premiums, net $(6,631))		(15,048)

Other Assets and Liabilities, net (67.1)%		(798,802)

Net Assets 100.0%		$1,189,738

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$621	U.S. Treasury Notes 1.625% due 12/15/2022	$(634)	$621	$621
JPS	0.000	09/28/2021	10/05/2021	5,929	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2031	(5,933)	5,929	5,929

Total Repurchase Agreements						$(6,567)	$6,550	$6,550

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	37

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.010%	09/27/2021	10/01/2021	$(23,236)	$(23,236)
BSN	0.070	09/09/2021	10/06/2021	(295,462)	(295,475)
CIB	0.070	08/03/2021	10/05/2021	(39,045)	(39,049)
GRE	0.070	09/01/2021	10/01/2021	(158,572)	(158,581)
	0.070	09/08/2021	10/07/2021	(382)	(382)
	0.070	09/14/2021	10/01/2021	(21,584)	(21,585)
	0.070	10/01/2021	11/01/2021	(178,106)	(178,106)
NOM	0.070	09/23/2021	10/07/2021	(1,144)	(1,144)

Total Reverse Repurchase Agreements					$(717,558)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	(0.060)%	09/24/2021	10/01/2021	$(80,692)	$(80,692)
	(0.030)	09/16/2021	10/07/2021	(113,512)	(113,510)

Total Sale-Buyback Transactions					$(194,202)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(23,236)	$0	$(23,236)	$23,236	$(0)
BSN	0	(295,475)	0	(295,475)	295,455	(20)
CIB	0	(39,049)	0	(39,049)	38,831	(218)
FICC	621	0	0	621	(634)	(13)
GRE	0	(358,654)	0	(358,654)	180,374	(178,280)
JPS	5,929	0	0	5,929	(5,933)	(4)
NOM	0	(1,144)	0	(1,144)	1,078	(66)

Master Securities Forward Transaction Agreement
BCY	0	0	(194,202)	(194,202)	194,008	(194)

Total Borrowings and Other Financing Transactions	$6,550	$(717,558)	$(194,202)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(203,402)	$(336,050)	$0	$0	$(539,452)

Total	$(203,402)	$(336,050)	$0	$0	$(539,452)

Sale-Buyback Transactions
U.S. Treasury Obligations	(80,692)	(113,510)	0	0	(194,202)

Total	$(80,692)	$(113,510)	$0	$0	$(194,202)

Total Borrowings	$(284,094)	$(449,560)	$0	$0	$(733,654)

Payable for reverse repurchase agreements and sale-buyback financing transactions(4)					$(733,654)

(g)	Securities with an aggregate market value of $733,236 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(696,014) at a weighted average interest rate of 0.047%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $1 of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(178,106) is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 113.6 on Eur-Schatz December 2021 Futures(1)	11/2021	765	$	4	$(1)	$0	$0
Euro-Bund 10-Year Bond December Futures	12/2021	215		42,293	(641)	72	(82)
Gold 100 oz. December Futures	12/2021	29		5,095	(137)	173	0
U.S. Treasury 2-Year Note December Futures	12/2021	17		3,741	(1)	1	0
U.S. Treasury 5-Year Note December Futures	12/2021	1,237		151,832	(852)	106	0
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	471		68,413	(1,497)	81	0

					$(3,129)	$433	$(82)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 3-Year Note December Futures	12/2021	118	$	(9,933)	$12	$3	$(3)
Australia Government 10-Year Bond December Futures	12/2021	40		(4,091)	70	3	0
Euro-Bobl December Futures	12/2021	335		(52,359)	271	27	(43)
Euro-BTP Italy Government Bond December Futures	12/2021	138		(24,290)	290	80	(77)
Euro-Buxl 30-Year Bond December Futures	12/2021	137		(32,269)	878	206	(92)
Euro-OAT France Government 10-Year Bond December Futures	12/2021	7		(1,346)	24	3	(3)
Euro-Schatz December Futures	12/2021	1,784		(231,871)	202	10	(10)
Japan Government 10-Year Bond June Futures December Futures	12/2021	13		(17,681)	53	6	(6)
U.S. Treasury 10-Year Note December Futures	12/2021	763		(100,418)	1,408	0	(107)
U.S. Treasury 30-Year Bond December Futures	12/2021	889		(141,545)	3,106	0	(111)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	29		(5,541)	202	4	0
United Kingdom Long Gilt December Futures	12/2021	103		(17,369)	320	71	(12)

					$6,836	$413	$(464)

Total Futures Contracts					$3,707	$846	$(546)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.353%	$700	$(41)	$51	$10	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,300	$(266)	$(40)	$(306)	$3	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	6,600	(629)	12	(617)	6	0

					$(895)	$(28)	$(923)	$9	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	39

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay(7)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023		EUR	45,500	$0	$(80)	$(80)	$0	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028		NZD	8,100	25	(457)	(432)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		JPY	190,000	(4)	(24)	(28)	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029			613,200	(33)	(126)	(159)	0	(4)
Receive	CPTFEMU	0.090	Maturity	05/15/2022		EUR	10,200	0	497	497	7	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022			3,500	(1)	170	169	3	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031			8,200	(56)	(588)	(644)	23	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039			930	0	(164)	(164)	1	0
Pay	CPURNSA	2.180	Maturity	01/19/2022	$		4,100	0	(142)	(142)	1	0
Pay	CPURNSA	2.200	Maturity	01/21/2022			10,100	0	(349)	(349)	1	0
Receive	CPURNSA	2.210	Maturity	02/05/2023			18,420	0	552	552	0	(4)
Receive	CPURNSA	2.263	Maturity	04/27/2023			5,770	(2)	151	149	7	0
Receive	CPURNSA	2.560	Maturity	05/08/2023			33,100	(5,377)	3,404	(1,973)	48	0
Receive	CPURNSA	2.263	Maturity	05/09/2023			3,130	0	83	83	4	0
Receive	CPURNSA	2.281	Maturity	05/10/2023			4,860	0	116	116	0	(2)
Receive	CPURNSA	2.767	Maturity	05/13/2026			3,000	0	67	67	0	(1)
Receive	CPURNSA	2.813	Maturity	05/14/2026			2,100	0	42	42	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026			4,320	1	107	108	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026			100	0	2	2	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027			8,900	0	913	913	0	(2)
Receive	CPURNSA	1.890	Maturity	08/27/2027			4,400	0	420	420	0	(1)
Pay	CPURNSA	2.335	Maturity	02/05/2028			9,350	20	(390)	(370)	5	0
Pay	CPURNSA	2.352	Maturity	05/09/2028			3,130	0	(113)	(113)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028			4,710	0	(166)	(166)	0	0
Pay	CPURNSA	2.364	Maturity	05/10/2028			4,860	0	(169)	(169)	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028			18,800	0	(675)	(675)	1	0
Pay	CPURNSA	2.379	Maturity	07/09/2028			3,400	(1)	(114)	(115)	1	0
Pay	CPURNSA	1.954	Maturity	06/03/2029			6,700	0	(593)	(593)	0	(3)
Pay	CPURNSA	1.998	Maturity	07/25/2029			6,900	5	(570)	(565)	0	0
Pay	CPURNSA	1.280	Maturity	05/19/2030			5,300	0	(871)	(871)	0	(5)
Receive	CPURNSA	2.311	Maturity	02/24/2031			25,600	21	1,529	1,550	3	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		EUR	6,700	(3)	86	83	2	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038			1,280	5	78	83	7	0
Receive	UKRPI	4.480	Maturity	09/15/2023		GBP	1,400	0	13	13	0	(2)
Pay	UKRPI	3.386	Maturity	11/15/2024			16,300	330	(898)	(568)	52	0
Pay	UKRPI	3.330	Maturity	01/15/2025			4,900	115	(334)	(219)	17	0
Pay	UKRPI	3.400	Maturity	01/15/2030			6,600	(3)	(579)	(582)	69	0
Pay	UKRPI	3.475	Maturity	08/15/2030			7,200	99	(875)	(776)	86	0
Pay	UKRPI	4.066	Maturity	09/15/2031			1,700	0	16	16	19	0
Pay	UKRPI	3.566	Maturity	03/15/2036			1,200	0	(139)	(139)	18	0
Pay	UKRPI	3.580	Maturity	03/15/2036			3,800	(23)	(401)	(424)	56	0

								$(4,882)	$(571)	$(5,453)	$433	$(26)

Total Swap Agreements								$(5,818)	$(548)	$(6,366)	$442	$(26)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$846	$442	$1,288	$0	$(546)	$(26)	$(572)

(i)

Securities with an aggregate market value of $9,804 and cash of $1,880 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021		$762	CNH	4,935	$2	$0
	10/2021		9,494	DKK	60,333	0	(96)
	10/2021		17,840	GBP	13,194	0	(63)
	11/2021	GBP	13,194		$17,841	63	0
	04/2022	DKK	60,105		9,494	97	0

BPS	10/2021	AUD	5,045		3,703	56	0
	10/2021	CAD	3,059		2,409	0	(6)
	10/2021	DKK	6,380		1,021	27	0
	10/2021	GBP	1,455		2,006	46	0
	10/2021	JPY	2,496,100		22,727	299	0
	10/2021	MXN	4,134		204	3	0
	10/2021		$454	CNH	2,940	2	0
	10/2021		3,907	EUR	3,302	0	(82)
	10/2021		205	MXN	4,134	0	(4)
	11/2021	IDR	19,337,472		$1,344	0	0
	01/2022	MXN	4,134		202	4	0

BRC	10/2021	MYR	481		115	0	0
	10/2021		$114	MYR	481	1	0
	11/2021	JPY	2,496,100		$22,376	0	(57)
	11/2021		$4	RUB	324	0	0
	12/2021		115	MYR	481	0	0

CBK	10/2021	AUD	9,233		$6,705	29	0
	10/2021	GBP	2,642		3,650	90	0
	10/2021		$5,121	DKK	32,486	0	(60)
	11/2021		2,458	NOK	21,720	26	0
	12/2021		253	CNH	1,642	1	0
	03/2022	PEN	5,236		$1,271	15	0
	04/2022	DKK	27,606		4,360	44	0

FBF	11/2021		$2	RUB	133	0	0

GLM	10/2021	EUR	3,420		$4,005	44	0
	10/2021	GBP	170		236	7	0
	10/2021		$230	CNH	1,490	1	0
	11/2021		5	RUB	341	0	0
	12/2021		254	CNH	1,649	1	0
	12/2021		749	IDR	10,775,243	0	(2)
	12/2021		11	RUB	782	0	0

HUS	10/2021	CAD	2,629		$2,087	11	0
	10/2021	CNH	2,123		328	0	0
	10/2021	GBP	470		642	8	0
	11/2021	IDR	16,700,985		1,161	0	0
	11/2021		$328	CNH	2,128	1	0
	11/2021		0	RUB	25	0	0
	12/2021		220	IDR	3,167,079	0	(1)
	04/2022		1,222	DKK	7,825	1	0

JPM	10/2021	DKK	72,630		$11,679	366	0
	10/2021	NZD	15,623		10,860	75	0
	10/2021		$793	EUR	668	0	(19)
	11/2021		654	IDR	9,398,718	0	(1)

MYI	10/2021	DKK	86,102		$13,852	440	0
	10/2021		$28,332	DKK	180,185	0	(266)
	10/2021		10,840	NZD	15,623	0	(55)
	11/2021	NZD	15,623		$10,838	55	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	41

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2021		$214	IDR	3,076,622	$0	$0
	04/2022	DKK	179,505		$28,332	267	0

RBC	10/2021		$1,021	GBP	736	0	(29)

SCX	10/2021	EUR	72,792		$85,981	1,663	0
	10/2021	GBP	9,193		12,598	211	0
	10/2021		$10	RUB	782	0	0
	11/2021	EUR	72,242		$83,770	43	0
	12/2021		$299	CNH	1,947	1	0
	12/2021		455	IDR	6,537,588	0	(2)

SOG	10/2021	DKK	102,475		$16,485	523	0

TOR	10/2021		$6,743	AUD	9,306	0	(16)
	11/2021	AUD	9,306		$6,744	16	0
	12/2021		$273	CNH	1,767	0	0
	12/2021		228	IDR	3,276,142	0	(1)

UAG	11/2021		2,449	SEK	21,245	0	(22)

Total Forward Foreign Currency Contracts						$4,539	$(782)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	3,900	$3	$552
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	5,890	449	833

BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	2,810	210	397

MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	3,700	270	529

							$932	$2,311

Total Purchased Options							$932	$2,311

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000%	11/17/2021	400	$(2)	$(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	11/17/2021	300	(2)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	500	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	1,500	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	800	(1)	0

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	400	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	300	0	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	2,300	(2)	(1)

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	7,000	(8)	(8)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	500	(2)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,300	(7)	(8)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	400	(2)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,840	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	6,000	(7)	(4)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	1,400	(2)	(2)

CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	600	(3)	(4)

DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	600	(2)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	500	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	1,700	(2)	(1)

FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	500	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	400	0	0

GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	900	(5)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	12/15/2021	400	(1)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	400	(2)	(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	400	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	800	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	4,600	(5)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	1,900	(2)	(2)

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	12/15/2021	800	$(2)	$(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	200	(1)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	1,200	(1)	(1)

MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	2,600	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	5,500	(6)	(3)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	1,900	(2)	(1)

						$(85)	$(60)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(286)	$(12)

JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	36,100	(263)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	3,200	(22)	0

						$(571)	$(12)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	11,700	$0	$(535)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	17,640	(438)	(809)

BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	8,360	(205)	(384)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	90,900	(141)	(23)

MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	11,200	(272)	(512)

							$(1,056)	$(2,263)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	300	$(1)	$0

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	600	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	700	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	700	(1)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	400	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	300	(1)	0

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	400	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	300	(1)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	300	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	600	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	400	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	700	(2)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	200	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	1,000	(5)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	500	(1)	(1)

					$(33)	$(14)

Total Written Options					$(1,745)	$(2,349)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	43

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	DWRTFT Index	338	0.443% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/11/2022	$4,292	$0	$(1)	$0	$(1)
	Receive	DWRTFT Index	9,609	0.455% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/07/2022	126,125	0	(4,174)	0	(4,174)

UAG	Receive	DWRTFT Index	30,387	0.458% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	385,897	0	(134)	0	(134)

								$0	$(4,309)	$0	$(4,309)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	Aircastle Ltd.	80,558	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022	$	4,105	$0	$(174)	$0	$(174)
	Receive	Alexandria Real Estate Equities, Inc.	2,663	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		532	0	(21)	0	(21)
	Receive	American Homes 4 Rent	123,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		5,017	0	(330)	0	(330)
	Receive	American Tower Corp.	41,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		12,079	0	(1,146)	0	(1,146)
	Receive	Americold Realty Trust	211,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		7,408	0	(1,234)	0	(1,234)
	Receive	CoreSite Realty Corp.	10,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		1,466	0	(69)	0	(69)
	Receive	Duke Realty Corp.	90,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		4,551	0	(244)	0	(244)
	Receive	Equity LifeStyle Properties, Inc.	156,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		13,024	0	(787)	0	(787)
	Receive	First Industrial Realty Trust, Inc.	41,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		2,215	0	(69)	0	(69)
	Receive	Gaming and Leisure Properties, Inc.	54,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		2,606	0	(105)	0	(105)
	Receive	Invitation Homes, Inc.	288,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		11,684	0	(648)	0	(648)
	Receive	Regency Centers Corp.	63,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		4,288	0	(10)	0	(10)
	Receive	Rexford Industrial Realty, Inc.	41,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		2,480	0	(144)	0	(144)
	Receive	SBA Communications Corp.	17,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		5,995	0	(377)	0	(377)
	Receive	Sun Communities, Inc.	14,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		2,792	0	(189)	0	(189)
	Receive	Equinix, Inc.	8,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022		6,748	0	(428)	0	(428)
	Receive	MGM Growth Properties LLC	100,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022		4,069	0	(188)	0	(188)
	Receive	Prologis, Inc.	71,000	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022		9,464	0	(560)	0	(560)

MYI	Receive	Aircastle Ltd.	120,921	0.334% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021		6,057	0	(156)	0	(156)
	Receive	Alexandria Real Estate Equities, Inc.	72,292	0.334% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021		14,373	0	(481)	0	(481)
	Receive	Host Hotels & Resorts, Inc.	437,309	0.334% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021		7,233	0	(93)	0	(93)
	Receive	Prologis, Inc.	318,780	0.334% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/15/2021		42,490	0	(2,511)	0	(2,511)
	Receive	Kimco Realty Corp.	213,400	0.334% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2022		4,676	0	(248)	0	(248)
	Receive	Crown Castle International Corp.	10,000	0.084% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022		1,887	0	(153)	0	(153)

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Receive	Digital Realty Trust, Inc.	129,276	0.184% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	$	20,170	$0	$(1,497)	$0	$(1,497)
	Receive	Extra Space Storage, Inc.	53,599	0.284% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022		9,870	0	(867)	0	(867)
	Receive	Public Storage	98,112	0.584% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022		31,348	0	(2,206)	0	(2,206)
	Receive	Simon Property Group, Inc.	97,414	0.184% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022		12,776	0	(116)	0	(116)
	Receive	Welltower, Inc.	62,693	0.284% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022		5,447	0	(281)	0	(281)
	Receive	Equity Residential	275,667	0.436% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/01/2022		22,307	0	158	158	0

									$0	$(15,174)	$158	$(15,332)

Total Swap Agreements									$0	$(19,483)	$158	$(19,641)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$162	$0	$0	$162	$(159)	$(1)	$0	$(160)	$2	$0	$2
BPS	437	1,385	0	1,822	(92)	(1,347)	(6,723)	(8,162)	(6,340)	4,974	(1,366)
BRC	1	397	0	398	(57)	(411)	0	(468)	(70)	0	(70)
CBK	205	0	0	205	(60)	(4)	(4,175)	(4,239)	(4,034)	2,220	(1,814)
DUB	0	0	0	0	0	(4)	0	(4)	(4)	(50)	(54)
FBF	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
GLM	53	0	0	53	(2)	(35)	0	(37)	16	(250)	(234)
GSC	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
GST	0	0	0	0	0	(10)	0	(10)	(10)	0	(10)
HUS	21	0	0	21	(1)	0	0	(1)	20	0	20
JPM	441	0	0	441	(20)	(12)	0	(32)	409	(460)	(51)
MYC	0	529	0	529	0	(517)	0	(517)	12	(343)	(331)
MYI	762	0	158	920	(321)	0	(8,609)	(8,930)	(8,010)	5,979	(2,031)
RBC	0	0	0	0	(29)	0	0	(29)	(29)	0	(29)
SCX	1,918	0	0	1,918	(2)	0	0	(2)	1,916	(1,669)	247
SOG	523	0	0	523	0	0	0	0	523	(270)	253
TOR	16	0	0	16	(17)	0	0	(17)	(1)	0	(1)
UAG	0	0	0	0	(22)	0	(134)	(156)	(156)	7,177	7,021

Total Over the Counter	$4,539	$2,311	$158	$7,008	$(782)	$(2,349)	$(19,641)	$(22,772)

(k)

Securities with an aggregate market value of $20,351 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	45

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$173	$0	$0	$0	$673	$846
Swap Agreements	0	9	0	0	433	442

	$173	$9	$0	$0	$1,106	$1,288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,539	$0	$4,539
Purchased Options	0	0	0	0	2,311	2,311
Swap Agreements	0	0	158	0	0	158

	$0	$0	$158	$4,539	$2,311	$7,008

	$173	$9	$158	$4,539	$3,417	$8,296

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$546	$546
Swap Agreements	0	0	0	0	26	26

	$0	$0	$0	$0	$572	$572

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$782	$0	$782
Written Options	0	60	0	0	2,289	2,349
Swap Agreements	0	0	19,641	0	0	19,641

	$0	$60	$19,641	$782	$2,289	$22,772

	$0	$60	$19,641	$782	$2,861	$23,344

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$182	$0	$0	$0	$(4,223)	$(4,041)
Swap Agreements	0	(621)	0	0	(1,933)	(2,554)

	$182	$(621)	$0	$0	$(6,156)	$(6,595)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,063	$0	$5,063
Purchased Options	0	0	0	0	(109)	(109)
Written Options	0	134	0	0	482	616
Swap Agreements	0	0	182,494	0	0	182,494

	$0	$134	$182,494	$5,063	$373	$188,064

	$182	$(487)	$182,494	$5,063	$(5,783)	$181,469

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(183)	$0	$0	$0	$518	$335
Swap Agreements	0	353	0	0	(851)	(498)

	$(183)	$353	$0	$0	$(333)	$(163)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,072)	$0	$(3,072)
Purchased Options	0	0	0	0	(195)	(195)
Written Options	0	(32)	0	0	298	266
Swap Agreements	0	0	(65,324)	0	0	(65,324)

	$0	$(32)	$(65,324)	$(3,072)	$103	$(68,325)

	$(183)	$321	$(65,324)	$(3,072)	$(230)	$(68,488)

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$59,661	$0	$59,661
Industrials	0	5,902	0	5,902
Utilities	0	1,567	0	1,567
U.S. Government Agencies	0	84,396	0	84,396
U.S. Treasury Obligations	0	1,182,213	0	1,182,213
Non-Agency Mortgage-Backed Securities	0	16,345	0	16,345
Asset-Backed Securities	0	96,752	0	96,752
Sovereign Issues	0	131,946	0	131,946
Common Stocks
Consumer Discretionary	4,129	0	0	4,129
Preferred Securities
Banking & Finance	0	1,048	0	1,048
Real Estate Investment Trusts
Real Estate	408,280	0	0	408,280
Short-Term Instruments
Repurchase Agreements	0	6,550	0	6,550

	$412,409	$1,586,380	$0	$1,998,789

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,799	$0	$0	$4,799

Total Investments	$417,208	$1,586,380	$0	$2,003,588

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$654	$634	$0	$1,288
Over the counter	0	7,008	0	7,008

	$654	$7,642	$0	$8,296

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(328)	(244)	0	(572)
Over the counter	(2)	(22,770)	0	(22,772)

	$(330)	$(23,014)	$0	$(23,344)

Total Financial Derivative Instruments	$324	$(15,372)	$0	$(15,048)

Totals	$417,532	$1,571,008	$0	$1,988,540

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	47

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.1%

CORPORATE BONDS & NOTES 6.7%

BANKING & FINANCE 6.6%

Ambac Assurance Corp.
5.100% due 12/31/2099 (f)		$28	$40

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(f)(h)	EUR	200	249

Barclays Bank PLC
7.625% due 11/21/2022 (h)		$513	550

Corp. Andina de Fomento
3.950% due 10/15/2021	MXN	8,999	436

Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$600	620

Deutsche Bank AG
4.250% due 10/14/2021		4,400	4,405

ING Bank NV
2.625% due 12/05/2022		1,200	1,233

Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	94,579	13,881
1.500% due 10/01/2050		79,243	12,016
2.500% due 10/01/2047		1	0

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		$1,100	1,123
4.519% due 06/25/2024 •		700	745

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	10,482	1,541
1.500% due 10/01/2053		26,700	3,986

Nykredit Realkredit A/S
1.000% due 10/01/2050		51,181	7,507
1.500% due 10/01/2053		302,229	45,269
2.500% due 10/01/2047		3	0

Realkredit Danmark A/S
1.500% due 10/01/2050		14,157	2,147
1.500% due 10/01/2053		135,971	20,300
2.500% due 04/01/2047		11	2

UniCredit SpA
7.830% due 12/04/2023		$5,050	5,781

			121,831

INDUSTRIALS 0.1%

eBay, Inc.
2.750% due 01/30/2023		700	721

ERAC USA Finance LLC
2.700% due 11/01/2023		100	104

Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023		100	104

VMware, Inc.
3.900% due 08/21/2027		200	223

			1,152

UTILITIES 0.0%

Petrobras Global Finance BV
7.250% due 03/17/2044		424	490

Tampa Electric Co.
2.600% due 09/15/2022		100	102

			592

Total Corporate Bonds & Notes (Cost $129,317)			123,575

U.S. GOVERNMENT AGENCIES 8.8%

Ginnie Mae
0.382% due 08/20/2068 •		1,255	1,242

Uniform Mortgage-Backed Security, TBA
3.500% due 12/01/2051		24,752	26,210
4.000% due 10/01/2051 - 11/01/2051		126,690	135,799

Total U.S. Government Agencies (Cost $163,370)			163,251

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 45.8%

U.S. Treasury Bonds
3.000% due 05/15/2045	$320	$377

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (l)	93,529	94,839
0.125% due 01/15/2023 (l)	8,005	8,276
0.125% due 04/15/2025 (l)	17,014	18,258
0.125% due 04/15/2026	8,432	9,132
0.125% due 07/15/2026	25,656	28,000
0.125% due 01/15/2030	13,580	14,931
0.125% due 07/15/2030	24,178	26,685
0.125% due 01/15/2031	33,177	36,444
0.125% due 07/15/2031 (j)	110,303	121,575
0.125% due 02/15/2051	10,463	11,493
0.250% due 07/15/2029	67,856	75,546
0.375% due 07/15/2025 (l)	10,474	11,434
0.375% due 01/15/2027	11,164	12,332
0.375% due 07/15/2027	7,342	8,172
0.500% due 04/15/2024	32,025	34,209
0.500% due 01/15/2028	5,865	6,570
0.625% due 01/15/2024 (l)(n)	5,895	6,291
0.625% due 01/15/2026	48,926	54,023
0.625% due 02/15/2043 (n)	1,757	2,096
0.750% due 07/15/2028	32,579	37,326
0.750% due 02/15/2042 (n)	676	825
0.750% due 02/15/2045	9,575	11,795
0.875% due 01/15/2029	20,069	23,203
0.875% due 02/15/2047 (n)	498	639
1.000% due 02/15/2046	36,588	47,716
1.000% due 02/15/2048	12,289	16,333
1.375% due 02/15/2044	22,546	31,002
2.000% due 01/15/2026	5,057	5,899
2.125% due 02/15/2040	4,509	6,718
2.125% due 02/15/2041	13,212	19,918
2.375% due 01/15/2025	45,063	51,744
2.500% due 01/15/2029	11,302	14,486
3.375% due 04/15/2032 (n)	46	68

Total U.S. Treasury Obligations (Cost $794,552)		848,355

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Alliance Bancorp Trust
0.326% due 07/25/2037 •	587	564

Banc of America Alternative Loan Trust
0.736% due 12/25/2035 ^•	509	416
6.000% due 06/25/2046	389	383

Banc of America Mortgage Trust
2.487% due 06/25/2035 ~	58	55
2.570% due 11/25/2035 ^~	68	66
2.864% due 08/25/2035 ^~	74	75

BCAP LLC Trust
2.927% due 04/26/2036 ~	316	284

Bear Stearns Adjustable Rate Mortgage Trust
2.970% due 07/25/2036 ^~	113	111

Citigroup Mortgage Loan Trust, Inc.
5.500% due 08/25/2034	1,055	1,085

Countrywide Alternative Loan Trust
0.282% due 12/20/2046 ^•	179	159
0.395% due 06/25/2046 «	1	0
2.587% due 10/25/2035 ^~	18	17
5.500% due 11/25/2035 ^	36	34
5.500% due 01/25/2036	188	151
6.000% due 08/25/2036 ^•	90	72
6.000% due 04/25/2037 ^	300	227
6.000% due 04/25/2037	777	781
6.250% due 11/25/2036 ^	83	75

Countrywide Home Loan Mortgage Pass-Through Trust
0.666% due 04/25/2035 •	235	224
6.000% due 03/25/2037 ^	558	407
6.000% due 05/25/2037 ^	367	238
6.000% due 07/25/2037 ^	1,164	822

Deutsche ALT-A Securities, Inc.
0.386% due 04/25/2037 •	469	336

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.800% due 07/25/2036 ^þ	206	204

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		$55	$33

Grifonas Finance PLC
0.000% due 08/28/2039 •	EUR	284	323

GSR Mortgage Loan Trust
2.859% due 09/25/2035 ~		$11	11
6.000% due 11/25/2035 ^		335	199

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	3,313	4,484

IndyMac Mortgage Loan Trust
0.446% due 07/25/2047 •		$428	342

JP Morgan Mortgage Trust
2.665% due 06/25/2035 ~		4	4

Lehman Mortgage Trust
5.080% due 01/25/2036 ^~		196	203

MASTR Alternative Loan Trust
0.486% due 03/25/2036 ^•		417	32

Morgan Stanley Mortgage Loan Trust
2.210% due 06/25/2036 ~		67	71

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~		2,976	3,218

New York Mortgage Trust
2.696% due 05/25/2036 ^~		81	75

Residential Asset Securitization Trust
0.486% due 05/25/2035 •		405	296
0.486% due 01/25/2046 ^•		949	283
5.750% due 02/25/2036 ^		186	112
6.250% due 11/25/2036 ^		170	94
6.500% due 06/25/2037		11,387	4,345

Sequoia Mortgage Trust
0.487% due 07/20/2036 •		1,043	1,021

Structured Asset Mortgage Investments Trust
0.506% due 05/25/2036 •		321	284
0.526% due 05/25/2036 •		350	345
0.646% due 02/25/2036 ^•		451	436

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •	GBP	2,477	3,365

WaMu Mortgage Pass-Through Certificates Trust
2.368% due 09/25/2033 ~		$5	5
2.605% due 11/25/2036 ^~		292	293
2.808% due 10/25/2035 ~		719	734
3.093% due 02/25/2037 ^~		50	50

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036		327	284

Total Non-Agency Mortgage-Backed Securities (Cost $28,249)			27,728

ASSET-BACKED SECURITIES 4.3%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.866% due 05/25/2034 •		1,270	1,273

Argent Securities Trust
0.406% due 05/25/2036 •		1,577	571

Asset-Backed Securities Corp. Home Equity Loan Trust
3.084% due 08/15/2033 •		36	36

Babson Euro CLO DAC
0.271% due 10/25/2029 •	EUR	83	97
0.680% due 07/27/2030 •		201	233

Bear Stearns Asset-Backed Securities Trust
0.716% due 02/25/2036 •		$3,177	3,168

CIFC Funding Ltd.
0.985% due 10/25/2027 •		832	832

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		234	236

Citigroup Mortgage Loan Trust
0.166% due 01/25/2037 •		271	238

Citigroup Mortgage Loan Trust, Inc.
0.581% due 10/25/2036 •		2,300	2,262

Countrywide Asset-Backed Certificates
0.226% due 07/25/2037 •		352	334
0.286% due 09/25/2037 •		94	89
0.316% due 05/25/2037 •		1,100	1,068

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.336% due 03/25/2037 •		$2,200	$2,135
1.286% due 10/25/2035 •		2,914	2,900
5.805% due 04/25/2036 ^~		69	68

Countrywide Asset-Backed Certificates Trust
1.046% due 10/25/2035 •		277	277

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 ^þ		429	157

Dorchester Park CLO DAC
1.034% due 04/20/2028 •		351	351

First Franklin Mortgage Loan Trust
0.791% due 11/25/2036 •		2,600	2,576

Fremont Home Loan Trust
0.221% due 10/25/2036 •		233	219
0.236% due 10/25/2036 •		4,687	2,732
0.326% due 10/25/2036 •		2,576	1,529

GoldenTree Loan Management EUR CLO DAC
0.900% due 01/20/2032 •	EUR	3,000	3,456

GSAMP Trust
0.406% due 05/25/2046 •		$40	40

Halcyon Loan Advisors Funding Ltd.
1.054% due 04/20/2027 •		26	26

Home Equity Asset Trust
0.761% due 02/25/2036 •		4,900	4,887

Home Equity Mortgage Loan Asset-Backed Trust
0.306% due 04/25/2037 •		368	323

IndyMac Mortgage Loan Trust
0.226% due 07/25/2036 •		828	317

JP Morgan Mortgage Acquisition Trust
0.296% due 10/25/2036 •		100	100

Lehman XS Trust
0.406% due 05/25/2036 •		839	948
4.335% due 06/25/2036 þ		920	990

LoanCore Issuer Ltd.
1.214% due 05/15/2036 •		604	604

Long Beach Mortgage Loan Trust
0.686% due 01/25/2036 •		1,485	1,425

Man GLG Euro CLO DAC
0.870% due 01/15/2030 •	EUR	463	535

Marlette Funding Trust
2.690% due 09/17/2029		$4	4

MASTR Asset-Backed Securities Trust
0.566% due 06/25/2036 •		243	135
0.656% due 01/25/2036 •		3,850	3,826

Morgan Stanley ABS Capital, Inc. Trust
0.156% due 10/25/2036 •		1,702	1,005
0.196% due 10/25/2036 •		20	13
0.216% due 10/25/2036 •		1,049	998
0.386% due 06/25/2036 •		1,385	923

Morgan Stanley Mortgage Loan Trust
0.546% due 02/25/2037 •		176	65
6.226% due 10/25/2036 ^þ		208	89

NovaStar Mortgage Funding Trust
0.256% due 11/25/2036 •		172	75

OZLM Ltd.
1.155% due 05/16/2030 •		800	801

Palmer Square Loan Funding Ltd.
1.104% due 04/20/2027 •		1,865	1,866

Renaissance Home Equity Loan Trust
1.186% due 09/25/2037 •		5,615	3,069

Residential Asset Securities Corp. Trust
0.336% due 11/25/2036 ^•		4,213	4,149
0.566% due 08/25/2036 •		582	532

Securitized Asset-Backed Receivables LLC Trust
0.406% due 07/25/2036 •		2,166	1,047
0.586% due 05/25/2036 •		877	607

Sound Point CLO Ltd.
1.038% due 01/23/2029 •		3,600	3,601

Soundview Home Loan Trust
0.146% due 11/25/2036 •		132	54
0.646% due 05/25/2036 •		399	398

Stanwich Mortgage Loan Co. LLC
3.375% due 08/15/2024 þ		22	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Commercial Mortgage Trust
1.244% due 07/15/2038 •		$1,200	$1,201

Steele Creek CLO Ltd.
1.031% due 05/21/2029 •		558	558

Structured Asset Investment Loan Trust
0.806% due 10/25/2035 •		2,612	2,598

Structured Asset Securities Corp. Mortgage Loan Trust
1.586% due 04/25/2035 •		16	16

Symphony CLO Ltd.
1.006% due 04/15/2028 •		229	230

Telos CLO Ltd.
1.084% due 04/17/2028 •		165	165

TICP CLO Ltd.
0.974% due 04/20/2028 •		514	514

Toro European CLO DAC
0.920% due 01/12/2032 •	EUR	3,800	4,407

Towd Point Mortgage Trust
2.750% due 10/25/2057 ~		$3,530	3,601

Venture CLO Ltd.
1.006% due 04/15/2027 •		598	598
1.006% due 07/15/2027 •		362	362
1.034% due 10/20/2028 •		576	576

Vibrant Clo Ltd.
1.240% due 07/20/2032 •		4,500	4,502

WhiteHorse Ltd.
1.064% due 04/17/2027 •		12	12

Wind River CLO Ltd.
0.996% due 10/15/2027 •		29	29

Total Asset-Backed Securities (Cost $76,195)			79,680

SOVEREIGN ISSUES 17.0%

Argentina Government International Bond
0.500% due 07/09/2030 þ		869	297
1.125% due 07/09/2035 þ		570	180
15.500% due 10/17/2026	ARS	2,720	6
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~		4,165	23

Australia Government International Bond
1.250% due 02/21/2022	AUD	19,601	14,329
3.000% due 09/20/2025		8,096	6,854

Autonomous City of Buenos Aires
39.149% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	6,400	36

France Government International Bond
0.100% due 03/01/2026 (e)	EUR	17,023	21,815
0.250% due 07/25/2024 (e)		42,808	53,734

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		57,140	73,287
1.400% due 05/26/2025 (e)		34,008	43,189

Japan Government International Bond
0.005% due 03/10/2031 (e)	JPY	1,461,542	13,447
0.100% due 03/10/2028 (e)		1,222,448	11,291
0.100% due 03/10/2029 (e)		3,710,349	34,388

Peru Government International Bond
5.940% due 02/12/2029	PEN	4,200	1,019
6.150% due 08/12/2032		7,700	1,787

Qatar Government International Bond
3.875% due 04/23/2023		$2,200	2,317

Saudi Government International Bond
4.000% due 04/17/2025		3,710	4,065

United Kingdom Gilt
0.125% due 08/10/2028 (e)	GBP	1,652	2,771
1.875% due 11/22/2022 (e)		19,976	29,226

Total Sovereign Issues (Cost $309,520)			314,061

		SHARES
COMMON STOCKS 0.7%

CONSUMER DISCRETIONARY 0.1%

GrandVision NV		35,633	1,170

Hilton Worldwide Holdings, Inc. (a)		1,851	245

	SHARES	MARKET VALUE (000S)

Marriott International, Inc. ‘A’ (a)	1,851	$274

		1,689

ENERGY 0.3%

Cheniere Energy, Inc. (a)	31,827	3,108

ONEOK, Inc.	34,056	1,975

		5,083

HEALTH CARE 0.2%

Change Healthcare, Inc. (a)	50,430	1,056

Hill-Rom Holdings, Inc.	12,354	1,853

PPD, Inc. (a)	31,759	1,486

		4,395

INFORMATION TECHNOLOGY 0.1%

Nuance Communications, Inc. (a)	27,345	1,505

UTILITIES 0.1%

PNM Resources, Inc.	23,899	1,183

Total Common Stocks (Cost $12,615)		13,855

MASTER LIMITED PARTNERSHIPS 0.2%

ENERGY 0.2%

Enterprise Products Partners LP	73,242	1,585

Plains All American Pipeline LP	86,112	876

Energy Transfer LP	134,765	1,291

Total Master Limited Partnerships (Cost $5,956)		3,752

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Banco Santander S.A.
5.250% due 09/29/2023 •(f)(h)	400,000	486

Bank of America Corp.
5.875% due 03/15/2028 •(f)	670,000	766

Total Preferred Securities (Cost $1,086)		1,252

REAL ESTATE INVESTMENT TRUSTS 5.8%

REAL ESTATE 5.8%

Agree Realty Corp.	19,886	1,317

Alexandria Real Estate Equities, Inc.	11,939	2,281

American Assets Trust, Inc.	21,977	822

American Campus Communities, Inc.	18,032	874

American Homes 4 Rent ‘A’	44,012	1,678

American Tower Corp.	7,741	2,055

Americold Realty Trust	23,027	669

Apartment Income REIT Corp.	19,350	944

AvalonBay Communities, Inc.	19,800	4,388

Boston Properties, Inc.	12,995	1,408

Brixmor Property Group, Inc.	32,193	712

Camden Property Trust	11,067	1,632

CoreSite Realty Corp.	9,356	1,296

Crown Castle International Corp.	4,589	795

CubeSmart	35,846	1,737

Digital Realty Trust, Inc.	21,290	3,075

Duke Realty Corp.	53,004	2,537

Equinix, Inc.	1,783	1,409

Equity LifeStyle Properties, Inc.	17,472	1,365

Equity Residential	49,036	3,968

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	49

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Essex Property Trust, Inc.	9,506	$3,039

Extra Space Storage, Inc.	10,713	1,800

Federal Realty Investment Trust	4,038	476

First Industrial Realty Trust, Inc.	25,778	1,342

Gaming and Leisure Properties, Inc.	22,456	1,040

Healthcare Realty Trust, Inc.	32,742	975

Healthcare Trust of America, Inc. ‘A’	28,105	834

Healthpeak Properties, Inc.	32,384	1,084

Host Hotels & Resorts, Inc. (a)	116,851	1,908

Hudson Pacific Properties, Inc.	28,060	737

Invitation Homes, Inc.	119,698	4,588

Kilroy Realty Corp.	25,810	1,709

Kimco Realty Corp.	66,981	1,390

Life Storage, Inc.	7,782	893

Medical Properties Trust, Inc.	48,716	978

MGM Growth Properties LLC	105,996	4,060

Mid-America Apartment Communities, Inc.	6,303	1,177

Park Hotels & Resorts, Inc. (a)	22,284	426

Pebblebrook Hotel Trust	27,528	617

Prologis, Inc.	53,309	6,687

Public Storage	19,053	5,661

Realty Income Corp.	18,501	1,200

Regency Centers Corp.	18,263	1,230

Retail Opportunity Investments Corp.	19,884	346

Rexford Industrial Realty, Inc.	18,955	1,076

Sabra Health Care REIT, Inc.	18,023	265

SBA Communications Corp.	5,279	1,745

Simon Property Group, Inc.	31,797	4,133

SITE Centers Corp.	34,410	531

Sun Communities, Inc.	19,172	3,549

		SHARES	MARKET VALUE (000S)

Sunstone Hotel Investors, Inc. (a)		36,142	$432

Terreno Realty Corp.		11,470	725

UDR, Inc.		25,359	1,344

Ventas, Inc.		11,470	633

VICI Properties, Inc.		343,148	9,749

Vornado Realty Trust		27,538	1,157

Welltower, Inc.		15,603	1,286

WP Carey, Inc.		22,047	1,610

Total Real Estate Investment Trusts (Cost $81,974)			107,394

		OUNCES
COMMODITIES 3.3%

Gold Warehouse Receipts		33,530	58,852

Silver Warehouse Receipts		133,850	2,947

Total Commodities (Cost $62,274)			61,799

SHORT-TERM INSTRUMENTS 8.9%

REPURCHASE AGREEMENTS (i) 0.1%
			872

		PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.0%
15.408% due 12/31/2021 (c)(d)(e)	ARS	2,712	15

U.S. TREASURY BILLS 6.0%
0.048% due 01/27/2022 - 03/31/2022 (b)(c)(l)(n)		$112,000	111,980

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY CASH MANAGEMENT BILLS 2.8%
0.040% due 01/11/2022 - 01/25/2022 (b)(c)	$52,300	$52,295

Total Short-Term Instruments (Cost $165,160)		165,162

Total Investments in Securities (Cost $1,830,267)		1,909,864

	SHARES
INVESTMENTS IN AFFILIATES 10.2%

MUTUAL FUNDS (g) 5.4%

PIMCO Emerging Markets Currency and Short-Term Investments Fund	12,573,631	100,086

Total Mutual Funds (Cost $114,553)		100,086

SHORT-TERM INSTRUMENTS 4.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%

PIMCO Short-Term Floating NAV Portfolio III	8,979,624	88,557

Total Short-Term Instruments (Cost $88,540)		88,557

Total Investments in Affiliates (Cost $203,093)		188,643

Total Investments 113.3% (Cost $2,033,360)		$2,098,507

Financial Derivative Instruments (k)(m) 0.4% (Cost or Premiums, net $1,613)		6,728

Other Assets and Liabilities, net (13.7)%		(253,258)

Net Assets 100.0%		$1,851,977

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Contingent convertible security.

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$872	U.S. Treasury Notes 0.125% due 12/31/2022	$(890)	$872	$872

Total Repurchase Agreements						$(890)	$872	$872

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
JPS	0.010%	09/29/2021	10/01/2021	$(35,768)	$(35,768)

Total Reverse Repurchase Agreements					$(35,768)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$0	$0	$0	$0	$(15)	$(15)
FICC	872	0	0	872	(890)	(18)
JPS	0	(35,768)	0	(35,768)	35,808	40

Total Borrowings and Other Financing Transactions	$872	$(35,768)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(35,768)	$0	$0	$0	$(35,768)

Total Borrowings	$(35,768)	$0	$0	$0	$(35,768)

Payable for reverse repurchase agreements					$(35,768)

(j)	Securities with an aggregate market value of $35,808 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(67,332) at a weighted average interest rate of (0.003%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - IFED California Carbon Allowance December 2021 Futures	$30.000	12/15/2021	30	$30	$(25)	$(42)

Total Written Options					$(25)	$(42)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	51

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2021	15	$1,534	$(26)	$0	$(1)
California Carbon Allowance Future Vintage December Futures	12/2021	1,063	29,137	9,361	170	0
California Carbon Allowance Vintage December Futures	12/2022	399	11,395	1,874	72	0
Call Options Strike @ EUR 113.5 on Eur-Schatz December 2021 Futures(1)	11/2021	1,100	6	(1)	0	0
Call Options Strike @ EUR 113.6 on Eur-Schatz December 2021 Futures(1)	11/2021	2,000	12	(2)	0	0
Euro-Bund 10-Year Bond December Futures	12/2021	591	116,256	(542)	346	(410)
ICE Carbon Emissions December Futures	12/2021	34	2,432	638	38	(45)
Iron Ore January Futures	01/2022	420	4,832	77	93	0
U.S. Treasury 5-Year Note December Futures	12/2021	2,927	359,266	(2,130)	256	0
U.S. Treasury 10-Year Note December Futures	12/2021	188	24,743	(78)	137	0

				$9,171	$1,112	$(456)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Note December Futures	12/2021	226	$(19,024)	$23	$5	$(5)
Euro-Bobl December Futures	12/2021	774	(120,973)	669	63	(99)
Euro-BTP Italy Government Bond December Futures	12/2021	335	(55,642)	573	153	(150)
Euro-Buxl 30-Year Bond December Futures	12/2021	434	(102,224)	2,694	659	(279)
Euro-Schatz December Futures	12/2021	4,724	(613,991)	460	27	(30)
Gold 100 oz. December Futures	12/2021	92	(16,164)	(8)	54	(14)
Japan Government 10-Year Bond June Futures December Futures	12/2021	46	(62,564)	190	21	(21)
Silver December Futures	12/2021	27	(2,976)	183	0	(76)
U.S. Treasury 2-Year Note December Futures	12/2021	389	(85,601)	48	0	(15)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	1,271	(184,613)	3,630	2	(215)
U.S. Treasury 30-Year Bond December Futures	12/2021	119	(18,947)	515	0	(15)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	391	(74,705)	2,899	61	0
United Kingdom Long Gilt December Futures	12/2021	265	(44,686)	404	91	(18)

				$12,280	$1,136	$(937)

Total Futures Contracts				$21,451	$2,248	$(1,393)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$5,452	$(136)	$126	$(10)	$0	$(1)
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	2,046	(64)	55	(9)	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	6,900	(227)	(51)	(278)	1	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	200	(6)	0	(6)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	7,600	(268)	(32)	(300)	0	(3)

					$(701)	$98	$(603)	$1	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	79,600	$0	$(140)	$(140)	$0	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$	1,400	(29)	(24)	(53)	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,400	(34)	(20)	(54)	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		300	26	(33)	(7)	0	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	13,680	(4)	1	(3)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		385,260	(147)	47	(100)	0	(3)
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	8,600	21	398	419	6	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022		3,300	11	148	159	3	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		23,900	(174)	(1,704)	(1,878)	66	0
Pay	CPURNSA	1.280	Maturity	11/02/2021	$	12,000	0	(477)	(477)	0	0
Pay	CPURNSA	1.230	Maturity	11/04/2021		400	0	(16)	(16)	0	0

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPURNSA	2.155%	Maturity	01/19/2022	$	18,800	$0	$(657)	$(657)	$3	$0
Pay	CPURNSA	2.180	Maturity	01/19/2022		22,100	0	(766)	(766)	3	0
Pay	CPURNSA	2.200	Maturity	01/21/2022		12,500	0	(432)	(432)	2	0
Pay	CPURNSA	2.170	Maturity	02/01/2022		5,800	0	(205)	(205)	1	0
Pay	CPURNSA	2.200	Maturity	02/05/2022		600	0	(21)	(21)	0	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		1,800	(51)	116	65	1	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		10,870	(453)	779	326	0	(2)
Receive	CPURNSA	2.263	Maturity	05/09/2023		1,820	(89)	138	49	3	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		5,590	(278)	412	134	0	(2)
Receive	CPURNSA	2.314	Maturity	02/26/2026		13,700	0	680	680	0	(8)
Receive	CPURNSA	2.419	Maturity	03/05/2026		15,300	0	675	675	0	(5)
Receive	CPURNSA	2.768	Maturity	05/13/2026		11,500	0	257	257	0	(2)
Receive	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	109	109	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	255	255	0	(1)
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	15	15	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(591)	(186)	3	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		1,820	166	(232)	(66)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(349)	(96)	0	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(714)	(195)	0	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	15	15	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(922)	(467)	0	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(170)	(115)	0	(1)
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(154)	(586)	(740)	0	(5)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	6,500	477	(443)	34	18	0
Pay	UKRPI	3.330	Maturity	01/15/2025		82,700	2,084	(5,784)	(3,700)	292	0
Pay	UKRPI	3.513	Maturity	09/15/2028		3,900	225	(374)	(149)	37	0
Pay	UKRPI	3.593	Maturity	11/15/2028		2,670	194	(259)	(65)	25	0
Pay	UKRPI	3.595	Maturity	11/15/2028		1,400	102	(135)	(33)	13	0
Pay	UKRPI	3.633	Maturity	12/15/2028		2,800	224	(274)	(50)	25	0
Pay	UKRPI	3.475	Maturity	08/15/2030		20,700	255	(2,485)	(2,230)	248	0
Pay	UKRPI	3.750	Maturity	04/15/2031		11,720	3	(890)	(887)	134	0
Pay	UKRPI	3.566	Maturity	03/15/2036		14,270	(93)	(1,557)	(1,650)	211	0

							$3,969	$(16,215)	$(12,246)	$1,094	$(34)

Total Swap Agreements							$3,268	$(16,117)	$(12,849)	$1,095	$(38)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,248	$1,095	$3,343	$(42)	$(1,393)	$(38)	$(1,473)

(l)

Securities with an aggregate market value of $20,772 and cash of $5,635 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	53

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	AUD	2,862		$2,077	$8	$0
	10/2021	CLP	1,036,080		1,304	28	0
	10/2021	MYR	24,316		5,813	15	0
	10/2021	PEN	15,720		3,802	0	0
	10/2021		$2,790	AUD	3,848	0	(8)
	10/2021		2,465	CNH	15,964	8	0
	10/2021		2,681	CNY	17,369	10	0
	10/2021		25,392	DKK	161,363	0	(257)
	10/2021		45,239	GBP	33,448	0	(171)
	10/2021		1,355	ILS	4,345	0	(7)
	10/2021		926	MXN	18,624	0	(27)
	10/2021		3,815	PEN	15,720	0	(13)
	11/2021	AUD	3,848		$2,790	8	0
	11/2021	GBP	32,661		44,164	155	0
	11/2021		$1,936	PLN	7,368	0	(84)
	11/2021		2,275	RON	9,297	0	(104)
	11/2021		1,037	RUB	77,519	20	0
	11/2021		5,773	TWD	159,660	0	(21)
	12/2021		7,663	INR	569,513	0	(52)
	12/2021		11,091	KRW	12,967,119	0	(153)
	12/2021		5,797	MYR	24,316	0	(14)
	12/2021		1,087	RUB	81,091	12	0
	01/2022	PEN	15,720		$3,796	13	0
	01/2022		$2,008	CZK	43,201	0	(40)
	02/2022		2,335	PLN	8,948	0	(87)
	04/2022	DKK	160,754		$25,392	259	0

BPS	10/2021	AUD	4,538		3,331	50	0
	10/2021	CAD	6,091		4,797	0	(12)
	10/2021	DKK	17,015		2,722	72	0
	10/2021	GBP	1,977		2,731	67	0
	10/2021		$1,467	CNH	9,513	6	0
	10/2021		1,005	DKK	6,275	0	(28)
	11/2021	IDR	18,761,952		$1,304	0	0
	11/2021		$472	HUF	142,900	0	(12)
	11/2021		2,484	MXN	50,150	0	(67)
	12/2021		1,078	SGD	1,458	0	(5)
	12/2021		300	ZAR	4,309	0	(17)

BRC	10/2021	JPY	6,631,600		$60,380	794	0
	11/2021		$369	RUB	27,569	7	0
	12/2021		1,125	MYR	4,720	0	(2)
	12/2021		4,405	THB	144,354	0	(140)

CBK	10/2021	AUD	13,899		$10,092	44	0
	10/2021	GBP	314		432	9	0
	10/2021	PEN	12,494		3,250	228	0
	10/2021		$13,606	DKK	86,324	0	(160)
	10/2021		1,741	EUR	1,472	0	(35)
	10/2021		1,590	GBP	1,155	0	(33)
	10/2021		4,613	MXN	94,345	0	(58)
	10/2021		3,022	PEN	12,494	0	0
	10/2021		740	TRY	6,239	0	(41)
	11/2021		2,188	GBP	1,627	4	0
	11/2021		1,244	HUF	364,943	0	(70)
	11/2021		4,458	NOK	39,395	47	0
	11/2021		200	PLN	768	0	(7)
	11/2021		772	RUB	57,076	6	0
	12/2021		818	CNH	5,313	2	0
	12/2021		1,375	KRW	1,629,870	0	0
	12/2021		1,653	PEN	6,801	0	(11)
	12/2021		720	RUB	53,455	5	0
	12/2021		1,267	ZAR	18,361	0	(60)
	01/2022		896	PEN	3,257	0	(112)
	02/2022		1,796	PLN	6,870	0	(70)
	03/2022	PEN	7,146		$1,735	21	0
	04/2022	DKK	73,834		11,662	119	0

DUB	10/2021	PEN	3,226		816	36	0
	10/2021		$780	PEN	3,226	0	0

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FBF	11/2021		$339	RUB	25,355	$6	$0

GLM	10/2021	BRL	28,860		$5,389	90	0
	10/2021	DKK	5,265		841	21	0
	10/2021	GBP	724		1,003	28	0
	10/2021		$5,306	BRL	28,860	0	(6)
	10/2021		744	CNH	4,821	3	0
	10/2021		1,098	MYR	4,568	0	(9)
	10/2021		957	RUB	72,092	31	0
	10/2021		6,060	TRY	51,134	0	(330)
	11/2021		5,364	BRL	28,860	0	(89)
	11/2021		925	PEN	3,467	0	(87)
	11/2021		389	RUB	28,977	7	0
	11/2021		3,069	TWD	84,665	0	(19)
	12/2021		820	CNH	5,334	2	0
	12/2021		3,118	IDR	44,878,427	0	(9)
	12/2021		1,749	RUB	130,130	16	0
	12/2021		977	ZAR	14,130	0	(48)

HUS	10/2021	CNH	6,869		$1,063	0	(2)
	10/2021	EUR	6,604		7,817	168	0
	10/2021	GBP	2,007		2,738	33	0
	10/2021		$1,489	CAD	1,876	0	(8)
	10/2021		4,428	MXN	93,226	87	0
	10/2021		249	RUB	18,744	8	0
	10/2021		926	TRY	7,888	0	(42)
	11/2021	IDR	30,970,905		$2,153	0	0
	11/2021		$1,062	CNH	6,886	1	0
	11/2021		182	COP	700,931	2	0
	11/2021		65	RUB	4,853	1	0
	12/2021		916	IDR	13,190,781	0	(3)
	12/2021		1,279	ZAR	18,511	0	(62)
	04/2022		3,313	DKK	21,205	3	0

IND	10/2021	MYR	4,568		$1,090	1	0
	12/2021		$1,088	MYR	4,568	0	(1)

JPM	10/2021	DKK	194,389		$31,257	978	0
	10/2021		$3,098	CZK	66,277	0	(70)
	10/2021		343	ILS	1,098	0	(2)
	11/2021	IDR	9,928,410		$690	0	0
	11/2021		$2,724	IDR	39,145,301	0	(4)
	12/2021		2,579	PHP	124,521	0	(163)
	12/2021		3,742	THB	122,803	0	(114)

MYI	10/2021	BRL	28,860		$5,306	6	0
	10/2021	DKK	230,446		37,074	1,179	0
	10/2021		$5,479	BRL	28,860	0	(179)
	10/2021		2,339	CNY	15,146	8	0
	10/2021		75,774	DKK	481,911	0	(710)
	11/2021		608	HUF	180,054	0	(29)
	11/2021		891	IDR	12,814,019	0	(1)
	11/2021		3,323	MXN	67,365	0	(81)
	11/2021		3,650	PLN	13,874	0	(162)
	11/2021		1,610	TWD	44,331	0	(13)
	04/2022	DKK	480,092		$75,774	715	0

NAB	11/2021	JPY	6,631,600		59,447	0	(150)

RBC	10/2021		$1,756	GBP	1,266	0	(50)

RYL	12/2021		1,192	SGD	1,613	0	(4)

SCX	10/2021	EUR	168,137		$198,602	3,841	0
	10/2021	GBP	31,161		42,710	723	0
	10/2021		$220	EUR	186	0	(4)
	10/2021		5,843	MYR	24,316	0	(45)
	10/2021		1,622	RUB	122,093	51	0
	11/2021	EUR	173,942		$201,699	104	0
	11/2021		$2,230	SEK	19,235	0	(33)
	12/2021		969	CNH	6,298	3	0
	12/2021		2,938	CNY	19,124	11	0
	12/2021		1,896	IDR	27,228,786	0	(10)
	12/2021		5,725	INR	424,476	0	(52)
	12/2021		5,202	KRW	6,059,702	0	(91)
	12/2021		10,851	SGD	14,365	0	(273)
	12/2021		342	ZAR	4,898	0	(20)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	55

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	10/2021	DKK	274,268		$44,122	$1,401	$0
	11/2021		$655	HUF	192,217	0	(36)

SSB	01/2022		1,774	CLP	1,398,884	0	(64)

TOR	10/2021	CAD	8,010		$6,323	0	(1)
	10/2021	MXN	93,226		4,590	74	0
	10/2021		$10,059	AUD	13,882	0	(24)
	10/2021		4,854	CAD	6,134	0	(11)
	11/2021	AUD	13,882		$10,060	24	0
	11/2021		$6,323	CAD	8,010	1	0
	12/2021		882	CNH	5,715	0	0
	12/2021		949	IDR	13,645,010	0	(4)
	01/2022		4,521	MXN	93,226	0	(74)

UAG	10/2021		753	RUB	56,725	25	0
	11/2021		612		45,817	13	0
	11/2021		3,697	SEK	32,070	0	(33)
	12/2021		1,680	PHP	82,971	0	(70)
	12/2021		653	ZAR	9,432	0	(32)

Total Forward Foreign Currency Contracts						$11,718	$(5,302)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	3,700	$3	$524
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	4,690	357	663

BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	2,310	172	327

MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	3,600	263	514

Total Purchased Options							$795	$2,028

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000%	11/17/2021	700	$(3)	$(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	11/17/2021	600	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	3,900	(5)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	2,700	(2)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	1,400	(2)	(1)

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	2,400	(10)	(9)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	3,100	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	35,800	(34)	(23)

BRC	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	800	(4)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	4,800	(26)	(28)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	5,750	(6)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	10,400	(12)	(6)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	1,800	(2)	(2)

CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,800	(10)	(11)

DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	1,000	(4)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	900	(4)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	16,600	(14)	(10)

FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	2,100	(8)	(8)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	7,800	(8)	(4)

GST	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	1,400	(7)	(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	12/15/2021	600	(2)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	1,800	(7)	(7)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	1,800	(8)	(8)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	1,500	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	9,000	(9)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	3,200	(3)	(3)

JPM	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	900	(5)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	2,000	(2)	(1)

MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	7,700	(8)	(3)

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	12/15/2021	9,600	$(10)	$(6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	3,300	(3)	(2)

						$(226)	$(160)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(4)

JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	0

						$(91)	$(4)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	11,100	$0	$(507)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	14,140	(351)	(649)

BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	6,960	(170)	(320)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	159,100	(247)	(40)

MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	10,700	(260)	(489)

							$(1,028)	$(2,005)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	500	$(2)	$0

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	1,100	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	1,000	(4)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	1,000	(2)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	500	(1)	0

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	800	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	500	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	500	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	2,600	(5)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	1,600	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	900	(3)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	400	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	400	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	400	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	1,000	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	600	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	1,000	(5)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	700	(1)	(1)

					$(54)	$(19)

Total Written Options					$(1,399)	$(2,188)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	EURMARGIN CAL21	$6.120	Maturity	12/31/2021	600	$(2)	$3	$1	$0
	Pay	HOBR CAL21	11.994	Maturity	12/31/2021	600	0	(5)	0	(5)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	57

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	MEHMID CAL20-21	$1.840	Maturity	12/31/2021	11,200	$0	$(15)	$0	$(15)

CIB	Receive	GOLDLNPM Index	1,776.421	Maturity	11/29/2021	9,700	0	(196)	0	(196)

GST	Receive	HOBR CAL21	14.080	Maturity	12/31/2021	600	0	4	4	0

JPM	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	4,350	(10)	11	1	0
	Pay	Gold December 2021 Futures	1,799.900	Maturity	11/24/2021	10,200	0	437	437	0
	Receive	GOLDLNPM Index	1,775.361	Maturity	11/29/2021	11,000	0	(210)	0	(210)
	Receive	GOLDLNPM Index	1,889.912	Maturity	11/29/2022	5,500	0	(709)	0	(709)

MAC	Receive	MEHMID CAL21	1.100	Maturity	12/31/2021	4,000	0	(2)	0	(2)

MEI	Receive	GOLDLNPM Index	1,774.369	Maturity	11/29/2021	60,000	0	(1,088)	0	(1,088)

MYC	Receive	EURMARGIN CAL21	3.450	Maturity	12/31/2021	300	0	1	1	0
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	2,700	0	1	1	0

							$(12)	$(1,768)	$445	$(2,225)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	3,200	$(95)	$124	$29	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		2,600	(121)	144	23	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		2,298	(142)	164	22	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		13,300	(440)	562	122	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		5,200	(151)	199	48	0

							$(949)	$1,193	$244	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$	1,900	$0	$(184)	$0	$(184)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		900	0	(87)	0	(87)

								$0	$(271)	$0	$(271)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CIB	Receive	PIMCODB Index(7)	787,276	0.000%	Monthly	02/15/2022	$	99,851	$0	$660	$660	$0

JPM	Receive	DWRTFT Index	2,307	0.343% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021		31,010	0	(1,722)	0	(1,722)
	Receive	DWRTFT Index	499	0.374% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/13/2021		6,597	0	(261)	0	(261)
	Receive	BCOMF2T Index	126,175	0.175% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		67,857	0	840	840	0
	Receive	JMABNIC5 Index(8)	511,663	0.000%	Monthly	02/15/2022		74,313	(65)	(113)	0	(178)

MAC	Receive	BCOMF2T Index	103,641	0.175% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022		55,739	0	691	691	0
	Receive	PIMCODB Index(9)	521,153	0.000%	Monthly	02/15/2022		65,043	0	392	392	0

MYI	Receive	DWRTFT Index	2,165	0.393% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/04/2022		27,494	0	(9)	0	(9)

UAG	Receive	DWRTFT Index	767	0.458% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022		9,741	0	(4)	0	(4)

									$(65)	$474	$2,583	$(2,174)

Total Swap Agreements									$(1,026)	$(372)	$3,272	$(4,670)

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$536	$0	$0	$536	$(1,038)	$(6)	$0	$(1,044)	$(508)	$615	$107
BPS	195	1,187	1	1,383	(141)	(1,189)	(5)	(1,335)	48	0	48
BRC	801	327	0	1,128	(142)	(359)	0	(501)	627	(700)	(73)
CBK	485	0	0	485	(657)	(11)	(15)	(683)	(198)	0	(198)
CIB	0	0	660	660	0	0	(196)	(196)	464	1,280	1,744
DUB	36	0	0	36	0	(15)	0	(15)	21	(40)	(19)
FBF	6	0	0	6	0	(12)	0	(12)	(6)	0	(6)
GLM	198	0	0	198	(597)	(44)	0	(641)	(443)	306	(137)
GSC	0	0	0	0	0	(9)	0	(9)	(9)	0	(9)
GST	0	0	78	78	0	(27)	0	(27)	51	0	51
HUS	303	0	0	303	(117)	0	0	(117)	186	0	186
IND	1	0	0	1	(1)	0	0	(1)	0	0	0
JPM	978	0	1,278	2,256	(353)	(16)	(3,080)	(3,449)	(1,193)	1,819	626
MAC	0	0	1,083	1,083	0	0	(2)	(2)	1,081	0	1,081
MEI	0	0	0	0	0	0	(1,088)	(1,088)	(1,088)	4,073	2,985
MYC	0	514	124	638	0	(500)	(271)	(771)	(133)	(544)	(677)
MYI	1,908	0	0	1,908	(1,175)	0	(9)	(1,184)	724	718	1,442
NAB	0	0	0	0	(150)	0	0	(150)	(150)	0	(150)
RBC	0	0	0	0	(50)	0	0	(50)	(50)	0	(50)
RYL	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
SCX	4,733	0	0	4,733	(528)	0	0	(528)	4,205	(3,658)	547
SOG	1,401	0	0	1,401	(36)	0	0	(36)	1,365	(1,300)	65
SSB	0	0	0	0	(64)	0	0	(64)	(64)	0	(64)
TOR	99	0	0	99	(114)	0	0	(114)	(15)	0	(15)
UAG	38	0	48	86	(135)	0	(4)	(139)	(53)	320	267

Total Over the Counter	$11,718	$2,028	$3,272	$17,018	$(5,302)	$(2,188)	$(4,670)	$(12,160)

(n)

Securities with an aggregate market value of $9,130 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	59

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

(7)	The following table represents the individual positions within the total return swap as of September 30, 2021:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	5.9%	$5,886
Aluminum November 2022 Futures	3.9	3,863
Arabica Coffee March 2022 Futures	2.7	2,714
Brent Crude March 2022 Futures	4.9	4,875
Copper December 2021 Futures	1.2	1,215
Copper March 2022 Futures	2.4	2,379
Corn March 2022 Futures	0.9	923
Cotton No. 02 December 2021 Futures	5.9	5,920
Cotton No. 02 March 2022 Futures	9.1	9,101
Gas Oil March 2022 Futures	5.6	5,554
Gold 100 oz. December 2021 Futures	14.6	14,547
Gold 100 oz. February 2022 Futures	8.5	8,488
Hard Red Winter Wheat March 2022 Futures	2.3	2,266
Lead November 2021 Futures	0.9	917
Live Cattle February 2022 Futures	0.3	283
New York Harbor ULSD March 2022 Futures	6.5	6,441
Nickel March 2022 Futures	4.3	4,316
Nickel November 2021 Futures	0.6	553
NYMEX — Natural Gas March 2022 Futures	3.1	3,129
RBOB Gasoline March 2022 Futures	5.7	5,735
Silver December 2021 Futures	7.9	7,855
Silver March 2022 Futures	1.7	1,745
Soybean Oil March 2022 Futures	0.4	353
Soybeans March 2022 Futures	0.3	294
Sugar No. 11 March 2022 Futures	4.0	3,997
Wheat March 2022 Futures	0.3	305
WTI Crude March 2022 Futures	5.0	5,034
Zinc March 2022 Futures	3.8	3,793
Zinc November 2021 Futures	6.1	6,104

Total Long Futures Contracts		$119,727

Cash	(18.8)%	$(18,734)

Total Notional Amount		$99,851

(8)	The following table represents the individual positions within the total return swap as of September 30, 2021:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Brent Crude March 2022 Futures	24.1%	$17,928
Cotton No. 02 December 2021 Futures	1.8	1,369
Gas Oil February 2022 Futures	3.7	2,751
Gold 100 oz. December 2021 Futures	12.4	9,182
Live Cattle December 2021 Futures	5.7	4,240
LME — Copper November 2022 Futures	6.5	4,829
New York Harbor ULSD February 2022 Futures	7.1	5,273
Nickel November 2021 Futures	3.5	2,580
RBOB Gasoline February 2022 Futures	7.1	5,287
Silver December 2021 Futures	3.2	2,404
Soybean Meal December 2021 Futures	9.5	6,978
Soybeans November 2021 Futures	11.9	8,836
Sugar No. 11 March 2022 Futures	3.6	2,659

Total Long Futures Contracts		$74,316

Cash	(0.1)%	$(3)

Total Notional Amount		$74,313

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

(9)	The following table represents the individual positions within the total return swap as of September 30, 2021:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Aluminum March 2022 Futures	5.9%	$3,834
Aluminum November 2022 Futures	3.9	2,516
Arabica Coffee March 2022 Futures	2.7	1,768
Brent Crude March 2022 Futures	4.9	3,176
Copper December 2021 Futures	1.2	791
Copper March 2022 Futures	2.4	1,550
Corn March 2022 Futures	0.9	601
Cotton No. 02 December 2021 Futures	5.9	3,857
Cotton No. 02 March 2022 Futures	9.1	5,928
Gas Oil March 2022 Futures	5.6	3,618
Gold 100 oz. December 2021 Futures	14.6	9,476
Gold 100 oz. February 2022 Futures	8.5	5,529
Hard Red Winter Wheat March 2022 Futures	2.3	1,476
Lead November 2021 Futures	0.9	597
Live Cattle February 2022 Futures	0.3	184
New York Harbor ULSD March 2022 Futures	6.5	4,196
Nickel March 2022 Futures	4.3	2,812
Nickel November 2021 Futures	0.6	360
NYMEX — Natural Gas March 2022 Futures	3.1	2,038
RBOB Gasoline March 2022 Futures	5.7	3,736
Silver December 2021 Futures	7.9	5,116
Silver March 2022 Futures	1.7	1,137
Soybean Oil March 2022 Futures	0.4	230
Soybeans March 2022 Futures	0.3	191
Sugar No. 11 March 2022 Futures	4.0	2,604
Wheat March 2022 Futures	0.3	199
WTI Crude March 2022 Futures	5.0	3,279
Zinc March 2022 Futures	3.8	2,471
Zinc November 2021 Futures	6.1	3,976

Total Long Futures Contracts		$77,246

Cash	(18.8)%	$(12,203)

Total Notional Amount		$65,043

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$427	$0	$0	$0	$1,821	$2,248
Swap Agreements	0	1	0	0	1,094	1,095

	$427	$1	$0	$0	$2,915	$3,343

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,718	$0	$11,718
Purchased Options	0	0	0	0	2,028	2,028
Swap Agreements	3,028	244	0	0	0	3,272

	$3,028	$244	$0	$11,718	$2,028	$17,018

	$3,455	$245	$0	$11,718	$4,943	$20,361

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	61

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$42	$0	$0	$0	$0	$42
Futures	135	0	0	0	1,258	1,393
Swap Agreements	0	4	0	0	34	38

	$177	$4	$0	$0	$1,292	$1,473

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,302	$0	$5,302
Written Options	0	160	0	0	2,028	2,188
Swap Agreements	2,403	0	1,996	0	271	4,670

	$2,403	$160	$1,996	$5,302	$2,299	$12,160

	$2,580	$164	$1,996	$5,302	$3,591	$13,633

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$3,154	$0	$11	$0	$(11,523)	$(8,358)
Swap Agreements	0	195	0	0	(1,942)	(1,747)

	$3,154	$195	$11	$0	$(13,465)	$(10,105)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,900	$0	$9,900
Purchased Options	0	0	0	0	(227)	(227)
Written Options	0	284	0	0	935	1,219
Swap Agreements	55,048	69	9,359	0	0	64,476

	$55,048	$353	$9,359	$9,900	$708	$75,368

	$58,202	$548	$9,370	$9,900	$(12,757)	$65,263

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$(18)	$0	$0	$0	$0	$(18)
Futures	9,653	0	0	0	6,419	16,072
Swap Agreements	0	124	0	0	(11,081)	(10,957)

	$9,635	$124	$0	$0	$(4,662)	$5,097

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,479)	$0	$(2,479)
Purchased Options	0	0	0	0	14	14
Written Options	0	(52)	0	0	382	330
Swap Agreements	8,601	(11)	(1,830)	0	(119)	6,641

	$8,601	$(63)	$(1,830)	$(2,479)	$277	$4,506

	$18,236	$61	$(1,830)	$(2,479)	$(4,385)	$9,603

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$121,831	$0	$121,831
Industrials	0	1,152	0	1,152
Utilities	0	592	0	592
U.S. Government Agencies	0	163,251	0	163,251
U.S. Treasury Obligations	0	848,355	0	848,355
Non-Agency Mortgage-Backed Securities	0	27,728	0	27,728
Asset-Backed Securities	0	79,680	0	79,680
Sovereign Issues	0	314,061	0	314,061
Common Stocks
Consumer Discretionary	1,689	0	0	1,689
Energy	5,083	0	0	5,083
Health Care	4,395	0	0	4,395
Information Technology	1,505	0	0	1,505
Utilities	1,183	0	0	1,183
Master Limited Partnerships
Energy	3,752	0	0	3,752
Preferred Securities
Banking & Finance	0	1,252	0	1,252
Real Estate Investment Trusts
Real Estate	107,394	0	0	107,394
Commodities	0	61,799	0	61,799
Short-Term Instruments
Repurchase Agreements	0	872	0	872
Argentina Treasury Bills	0	15	0	15
U.S. Treasury Bills	0	111,980	0	111,980
U.S. Treasury Cash Management Bills	0	52,295	0	52,295

	$125,001	$1,784,863	$0	$1,909,864

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Affiliates, at Value
Mutual Funds	$100,086	$0	$0	$100,086
Short-Term Instruments
Central Funds Used for Cash Management Purposes	88,557	0	0	88,557

	$188,643	$0	$0	$188,643

Total Investments	$313,644	$1,784,863	$0	$2,098,507

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,792	1,551	0	3,343
Over the counter	0	17,018	0	17,018

	$1,792	$18,569	$0	$20,361

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,190)	(283)	0	(1,473)
Over the counter	0	(12,160)	0	(12,160)

	$(1,190)	$(12,443)	$0	$(13,633)

Total Financial Derivative Instruments	$602	$6,126	$0	$6,728

Totals	$314,246	$1,790,989	$0	$2,105,235

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	63

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and series of the Trust sub-advised by Gurtin Municipal Bond Management (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting

64	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Long-Term Real Return Fund	Daily	Monthly

PIMCO RealEstateRealReturn Strategy Fund	Quarterly	Quarterly

PIMCO Inflation Response Multi-Asset Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	65

Notes to Financial Statements	(Cont.)

delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETF”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of

66	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities,

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	67

Notes to Financial Statements	(Cont.)

that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

68	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-

dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Physical commodities are valued using spot prices from established commodity exchanges as published by a third party pricing service as of the reporting date.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The IRMA Fund may invest substantially all or a significant portion of its assets in Institutional Class or Class M shares of any Underlying PIMCO Funds and may also invest in other Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2021 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	$99,225	$364	$0	$0	$497	$100,086	$364	$0

PIMCO Short-Term Floating NAV Portfolio III	13,600	515,528	(440,600)	11	18	88,557	29	0

Totals	$112,825	$515,892	$(440,600)	$11	$515	$188,643	$393	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	69

Notes to Financial Statements	(Cont.)

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Long-Term Real Return Fund	$3,763	$180,003	$(170,200)	$5	$2	$13,573	$3	$0

PIMCO RealEstateRealReturn Strategy Fund	22,602	252,603	(270,401)	(7)	2	4,799	3	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.

Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships  (“MLPs”) are generally publicly traded entities that are organized as limited partnerships or limited liability companies and are treated as partnerships under the Internal Revenue Code. Currently, most MLPs operate in the energy and/or natural resources sectors. The only asset of an MLP is most commonly the ownership of the limited liability company or limited partnership known as the operating entity, which in turn owns subsidiaries and operating assets. The ownership of an MLP is split between the public and a sponsor. Interests in MLPs (“units”) are often traded on securities exchanges like shares of corporate stock. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, and are intended to receive cash distributions and to have no role in the operation and management of the entity. MLP cash distributions are not guaranteed and depend on each partnership’s or limited liability company’s ability to generate adequate cash flow. The partnership or operating agreements of MLPs determine how cash distributions will be made to general partners and limited partners or to managing members and members, as applicable.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created

70	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	71

Notes to Financial Statements	(Cont.)

those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market.

Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO Inflation Response Multi-Asset Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed

72	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to the Funds of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	73

Notes to Financial Statements	(Cont.)

Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

74	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	75

Notes to Financial Statements	(Cont.)

For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal

76	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments.

These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	77

Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Allocation	—	—	X

Acquired Fund	—	—	X

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	X

High Yield and Distressed Company	—	—	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Commodity	X	—	X

Equity	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X

Foreign (Non-U.S.) Investment	X	X	X

Real Estate	—	X	X

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Leveraging	X	X	X

Model	—	—	X

Management	X	X	X

Inflation-Indexed Security	X	X	X

Short Exposure	X	X	X

Tax	—	—	X

Subsidiary	—	—	X

Value Investing	—	—	X

Arbitrage	—	—	X

Convertible Securities	—	—	X

Small-Cap and Mid-Cap Company	—	—	X

Gold-Related	—	—	X

Exchange-Traded Fund	—	—	X

LIBOR-Transition	X	X	X

The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Allocation Risk  is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk  is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

High Yield and Distressed Company Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

78	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, public health emergencies, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	79

Notes to Financial Statements	(Cont.)

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Model Risk  is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of an investment in a Fund.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Inflation-Indexed Security Risk  is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though a Fund will not receive the principal until maturity.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk  is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Small-Cap and Mid-Cap Company Risk  is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Gold-Related Risk  is the risk that investments tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to changes in inflation or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely in some fashion upon LIBOR.

80	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	81

Notes to Financial Statements	(Cont.)

management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo

Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

82	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, a Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent a Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class		Class A	Class C
PIMCO Long-Term Real Return Fund	0.25%	0.25%	0.35%	N/A		0.25%	*	N/A	N/A
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.40%	0.40%
PIMCO Inflation Response Multi-Asset Fund	0.44%	0.25%	0.35%	N/A		0.25%	*	0.45%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but has not yet launched.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	83

Notes to Financial Statements	(Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2021, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO RealEstateRealReturn Strategy Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO RealEstateRealReturn Strategy Fund	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2022, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected on the

84	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $430,275.

PIMCO Cayman Commodity Fund VII, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the IRMA Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $1,120,008. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales

PIMCO Long-Term Real Return Fund	$0	$19,937

PIMCO RealEstateRealReturn Strategy Fund	21,440	283,709

PIMCO Inflation Response Multi-Asset Fund	61,538	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Long-Term Real Return Fund	$456,890	$664,396	$17,795	$38,939

PIMCO RealEstateRealReturn Strategy Fund	1,409,037	1,518,464	147,970	100,551

PIMCO Inflation Response Multi-Asset Fund	2,076,853	2,085,818	218,679	75,371

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	85

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Long-Term Real Return Fund				PIMCO RealEstateRealReturn Strategy Fund

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,309	$40,909	84,231	$815,769	29,681	$284,967	215,325	$1,548,371

I-2	1,295	10,096	6,963	65,680	6,342	60,696	1,354	10,717

I-3	N/A	N/A	N/A	N/A	465	4,593	73	540

Class A	N/A	N/A	N/A	N/A	4,030	34,217	3,147	22,868

Class C	N/A	N/A	N/A	N/A	725	5,008	295	1,724
Issued as reinvestment of distributions

Institutional Class	2,432	18,810	24,816	200,385	14,649	139,372	16,140	130,103

I-2	129	1,002	1,405	11,304	1,463	13,388	447	3,525

I-3	N/A	N/A	N/A	N/A	71	647	7	57

Class A	N/A	N/A	N/A	N/A	3,792	30,913	2,135	15,276

Class C	N/A	N/A	N/A	N/A	557	3,592	494	2,891
Cost of shares redeemed

Institutional Class	(29,895)	(227,840)	(193,561)	(1,935,240)	(68,124)	(664,092)	(221,934)	(1,717,226)

I-2	(2,664)	(20,846)	(5,656)	(49,025)	(1,141)	(10,709)	(2,291)	(17,827)

I-3	N/A	N/A	N/A	N/A	(28)	(251)	(349)	(2,352)

Class A	N/A	N/A	N/A	N/A	(2,700)	(22,841)	(6,203)	(43,516)

Class C	N/A	N/A	N/A	N/A	(916)	(6,281)	(3,306)	(19,939)

Net increase (decrease) resulting from Fund share transactions	(23,394)	$(177,869)	(81,802)	$(891,127)	(11,134)	$(126,781)	5,334	$(64,788)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

	PIMCO Inflation Response Multi-Asset Fund

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	43,717	$408,997	49,933	$420,451

I-2	6,209	58,321	3,999	34,110

I-3	N/A	N/A	N/A	N/A

Class A	2,712	25,050	693	5,754

Class C	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	12,190	113,016	1,137	9,681

I-2	480	4,442	25	214

I-3	N/A	N/A	N/A	N/A

Class A	199	1,816	4	33

Class C	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(18,549)	(172,384)	(27,433)	(227,755)

I-2	(2,287)	(21,340)	(1,002)	(8,639)

I-3	N/A	N/A	N/A	N/A

Class A	(352)	(3,194)	(57)	(468)

Class C	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	44,319	$414,724	27,299	$233,381

†	A zero balance may reflect actual amounts rounding to less than one thousand.

86	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2021	(Unaudited)

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2021. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Long-Term Real Return Fund	0	1	0%	40%

PIMCO RealEstateRealReturn Strategy Fund	0	2	0%	54%

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on August 1, 2011, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Inflation Response Multi-Asset Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 19.1% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Funds may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by each Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	87

Notes to Financial Statements	(Cont.)	September 30, 2021	(Unaudited)

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2021, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Long-Term Real Return Fund*	$44,041	$27,126

PIMCO RealEstateRealReturn Strategy Fund	0	0

PIMCO Inflation Response Multi-Asset Fund*	16,118	19,660

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC Section 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Long-Term Real Return Fund	$702,158	$65,613	$(11,161)	$54,452

PIMCO RealEstateRealReturn Strategy Fund	1,867,687	165,652	(48,174)	117,478

PIMCO Inflation Response Multi-Asset Fund	2,047,519	136,860	(72,454)	64,406

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

88	PIMCO REAL RETURN STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities Inc.	NAB	National Australia Bank Ltd.

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	NOM	Nomura Securities International Inc.

BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BSN	The Bank of Nova Scotia - Toronto	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc

CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

DEU	Deutsche Bank Securities, Inc.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MAC	Macquarie Bank Limited	TOR	The Toronto-Dominion Bank

FBF	Credit Suisse International	MEI	Merrill Lynch International	UAG	UBS AG Stamford

Currency Abbreviations:

ARS	Argentine Peso	HUF	Hungarian Forint	PHP	Philippine Peso

AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian New Leu

CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble

CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	THB	Thai Baht

COP	Colombian Peso	MYR	Malaysian Ringgit	TRY	Turkish New Lira

CZK	Czech Koruna	NOK	Norwegian Krone	TWD	Taiwanese Dollar

DKK	Danish Krone	NZD	New Zealand Dollar	USD (or $)	United States Dollar

EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

ICE	IntercontinentalExchange®	IFED	ICE Futures U.S. Energy Division	OTC	Over the Counter

Index/Spread Abbreviations:

BADLARPP	Argentina Badlar Floating Rate Notes	CPTFEMU	Eurozone HICP ex-Tobacco Index	HOBR	Heating Oil Brent Crude

BCOMF2T	Bloomberg Commodity Index 2-Month Forward Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNIC5	J.P. Morgan Custom Commodity Index

CDX.EM	Credit Derivatives Index - Emerging Markets	DWRTFT	Dow Jones Wilshire REIT Total Return Index	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil

CDX.HY	Credit Derivatives Index - High Yield	EURMARGIN	European Refined Margin	PIMCODB	PIMCO Custom Commodity Basket

CDX.IG	Credit Derivatives Index - Investment Grade	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	UKRPI	United Kingdom Retail Prices Index

CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0003M	ICE 3-Month USD LIBOR

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	GOLDLNPM	London Gold Market Fixing Ltd. PM

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	oz.	Ounce

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	89

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and

90	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory services provided by Gurtin to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	91

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that,

92	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	93

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements

94	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	95

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September, 2021 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year.

See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.5261	$0.0000	$0.0000	$0.5261

September 2021	$1.1199	$0.0000	$0.0000	$1.1199

I-2 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.5267	$0.0000	$0.0000	$0.5267

September 2021	$1.1201	$0.0000	$0.0000	$1.1201

I-3 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.5264	$0.0000	$0.0000	$0.5264

September 2021	$1.1236	$0.0000	$0.0000	$1.1236

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.5216	$0.0000	$0.0000	$0.5216

September 2021	$1.1129	$0.0000	$0.0000	$1.1129

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.5132	$0.0000	$0.0000	$0.5132

September 2021	$1.1031	$0.0000	$0.0000	$1.1031

PIMCO Inflation Response Multi-Asset Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.2844	$0.0000	$0.0000	$0.2844

September 2021	$0.3579	$0.0000	$0.0000	$0.3579

I-2 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.2832	$0.0000	$0.0000	$0.2832

September 2021	$0.3573	$0.0000	$0.0000	$0.3573

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.2810	$0.0000	$0.0000	$0.2810

September 2021	$0.3499	$0.0000	$0.0000	$0.3499

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

96	PIMCO REAL RETURN STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4006SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund II

PIMCO Low Duration ESG Fund

PIMCO Short Asset Investment Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas

2	PIMCO SHORT DURATION STRATEGY FUNDS

emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Government Money Market Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund and PIMCO Short Asset Investment Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

The PIMCO Government Money Market Fund operates as a “government money market fund” as defined in Rule 2a-7 under the

Investment Company Act of 1940 (the “Act”). Government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost valuation method.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use

4	PIMCO SHORT DURATION STRATEGY FUNDS

of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. (These charges do not apply to the PIMCO Government Money Market Fund or the PIMCO Short Asset Investment Fund.) The Cumulative Returns chart reflects only

Institutional Class performance. Performance for Class M, I-2, I-3, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class M, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Government Money Market Fund	01/27/09	05/13/16	01/27/09	05/14/09	—	05/13/16	05/14/09	05/14/09	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	—	—	02/02/98	—	—	Diversified
PIMCO Low Duration ESG Fund	12/31/96	12/31/96	—	11/19/10	—	—	—	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	04/27/18	05/31/12	05/31/12	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	5

Important Information About the Funds	(Cont.)

Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds, other than the PIMCO Government Money Market Fund, file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’, other than the PIMCO Government Money Market Fund, complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO. The PIMCO Government Money Market Fund files its complete schedule of portfolio holdings on a monthly basis with the SEC on Form N-MFP. The PIMCO Government Money Market Fund’s complete schedule of portfolio holdings as of the end of each month will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com.

The SEC has adopted a rule that allows the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Funds to use derivatives and reverse repurchase agreements and similar financing transactions as part of their investment strategies and may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Funds is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Funds is uncertain at this time.

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Government Money Market Fund

Institutional Class - PGYXX	Administrative Class - PGOXX
Class M - PGFXX	Class A - AMAXX
I-2 - PGPXX	Class C - AMGXX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Class M commenced operations.

Allocation Breakdown as of September 30, 2021†§

Repurchase Agreements	84.9%

Short-Term Notes	11.4%

U.S. Treasury Bills	3.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2021

	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Institutional Class	0.00%	0.00%	0.00%	0.01%	1.02%	0.54%	0.45%
PIMCO Government Money Market Fund Class M	0.00%	0.00%	0.00%	0.01%	1.01%	0.54%	0.45%
PIMCO Government Money Market Fund I-2	0.00%	0.00%	0.00%	0.01%	0.94%	0.50%	0.42%
PIMCO Government Money Market Fund Administrative Class	0.00%	0.00%	0.00%	0.01%	1.02%	0.54%	0.45%
PIMCO Government Money Market Fund Class A	0.00%	0.00%	0.00%	0.01%	0.91%	0.48%	0.40%
PIMCO Government Money Market Fund Class C	0.00%	0.00%	0.00%	0.01%	0.91%	0.48%	0.40%
FTSE 3-Month Treasury Bill Index			0.02%	0.06%	1.13%	0.60%	0.50%♦
Lipper Institutional U.S. Government Money Markets Funds Average			0.01%	0.02%	0.83%	0.43%	0.36%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 01/31/2009.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Class M shares. The prior Class M performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.18% for Institutional Class shares, 0.18% for Class M shares, 0.28% for I-2 shares, 0.18% for Administrative Class shares, 0.33% for Class A shares, and 0.33% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund invests 100% of its total assets in (i) cash, (ii) U.S. government securities, such as U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities), and (iii) repurchase agreements that are collateralized fully by such U.S. government securities or cash. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund had exposure to high quality and short maturity assets.

»	The Fund’s weighted average maturity remained low, reducing its sensitivity to interest rate changes.

»	The Fund maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	7

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Short-Term Instruments‡	64.9%

U.S. Government Agencies	18.9%

Corporate Bonds & Notes	12.1%

Non-Agency Mortgage-Backed Securities	2.8%

Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	0.07%	(0.04)%	1.78%	1.75%	4.03%
PIMCO Low Duration Fund II Administrative Class	(0.10)%	(0.34)%	1.51%	1.49%	3.77%
ICE BofAML 1-3 Year U.S. Treasury Index	0.02%	0.03%	1.63%	1.16%	3.57%
Lipper Short Investment Grade Debt Funds Average	0.57%	1.76%	2.20%	1.92%	3.82%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for Institutional Class shares, and 0.75% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security. PIMCO will use the highest rating as the credit rating for that security. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate positioning contributed to relative performance, as the curve flattened.

»	Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

»	Holdings of non-agency mortgage-backed securities contributed to relative performance, as prices for these securities appreciated.

»	Holdings of government agency securities detracted from relative performance due to security selection within agency bonds.

»	There were no other materials detractors for this Fund.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration ESG Fund

Institutional Class - PLDIX	I-2 - PLUPX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Corporate Bonds & Notes	44.3%

Short-Term Instruments	24.3%

U.S. Government Agencies	15.9%

Non-Agency Mortgage-Backed Securities	6.4%

Sovereign Issues	4.1%

Asset-Backed Securities	2.6%

Municipal Bonds & Notes	2.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration ESG Fund Institutional Class	0.18%	0.69%	1.88%	2.01%	3.74%
PIMCO Low Duration ESG Fund I-2	0.13%	0.59%	1.78%	1.91%	3.63%
ICE BofAML 1-3 Year U.S. Treasury Index	0.02%	0.03%	1.63%	1.16%	3.09%
Lipper Short Investment Grade Debt Funds Average	0.57%	1.76%	2.20%	1.92%	3.24%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.50% for Institutional Class shares, and 0.60% for I-2 shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration ESG Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. However, green/sustainable bonds from issuers involved in fossil fuel-related sectors may be permitted. In addition, the Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate positioning contributed to relative performance, as the curve flattened.

»	Holdings of investment grade corporate credit contributed to relative performance, as spreads tightened.

»	Holdings of commercial mortgage-backed securities contributed to relative performance, as the sector provided positive total return.

»	Holdings of government agency securities detracted from relative performance due to security selection within agency bonds.

»	Duration exposure to Brazil detracted from relative performance, as Brazilian local interest rates rose.

»	There were no other materials detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	9

PIMCO Short Asset Investment Fund

Institutional Class - PAIDX	I-3 - PANDX
Class M - PAMSX	Administrative Class - PAIQX
I-2 - PAIPX	Class A - PAIAX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Corporate Bonds & Notes	44.5%

U.S. Government Agencies	20.2%

Asset-Backed Securities	15.3%

Short-Term Instruments‡	7.7%

U.S. Treasury Obligations	4.8%

Sovereign Issues	3.7%

Non-Agency Mortgage-Backed Securities	3.5%

Municipal Bonds & Notes	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO Short Asset Investment Fund Institutional Class	0.09%	0.29%	1.68%	1.40%
PIMCO Short Asset Investment Fund Class M	0.09%	0.29%	1.68%	1.41%
PIMCO Short Asset Investment Fund I-2	0.04%	0.19%	1.57%	1.30%
PIMCO Short Asset Investment Fund I-3	0.01%	0.14%	1.52%	1.24%
PIMCO Short Asset Investment Fund Administrative Class	(0.04)%	0.04%	1.41%	1.14%
PIMCO Short Asset Investment Fund Class A	(0.09)%	(0.06)%	1.32%	1.05%
PIMCO Short Asset Investment Fund Class A (adjusted)	(0.09)%	(0.06)%	0.86%	0.81%
FTSE 3-Month Treasury Bill Index	0.02%	0.06%	1.13%	0.64%
Lipper Ultra-Short Obligation Funds Average	0.16%	0.56%	1.54%	1.12%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.34% for Institutional Class shares, 0.34% for Class M shares, 0.44% for I-2 shares, 0.54% for I-3 Shares, 0.59% for Administrative Class shares, and 0.69% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Short Asset Investment Fund seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate positioning contributed to relative performance, as the curve flattened.

»	Holdings of investment grade corporate credit contributed to relative performance, as the asset class provided positive total returns.

»	Select holdings of securitized credit contributed to relative performance, as holdings of collateralized loan obligations provided positive total return.

»	Holdings of government agency securities detracted from relative performance due to security selection within agency bonds.

»	There were no other material detractors for this Fund.

10	PIMCO SHORT DURATION STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Government Money Market Fund
Institutional Class	$1,000.00	$1,000.00	$0.35	$1,000.00	$1,024.72	$0.36	0.07%
Class M	1,000.00	1,000.00	0.35	1,000.00	1,024.72	0.36	0.07
I-2	1,000.00	1,000.00	0.35	1,000.00	1,024.72	0.36	0.07
Administrative Class	1,000.00	1,000.00	0.35	1,000.00	1,024.72	0.36	0.07
Class A	1,000.00	1,000.00	0.35	1,000.00	1,024.72	0.36	0.07
Class C	1,000.00	1,000.00	0.35	1,000.00	1,024.72	0.36	0.07

PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$1,000.70	$2.51	$1,000.00	$1,022.56	$2.54	0.50%
Administrative Class	1,000.00	999.00	3.76	1,000.00	1,021.31	3.80	0.75

PIMCO Low Duration ESG Fund
Institutional Class	$1,000.00	$1,001.80	$2.51	$1,000.00	$1,022.56	$2.54	0.50%
I-2	1,000.00	1,001.30	3.01	1,000.00	1,022.06	3.04	0.60

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	11

Expense Examples	(Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Short Asset Investment Fund
Institutional Class	$1,000.00	$1,000.90	$1.76	$1,000.00	$1,023.31	$1.78	0.35%
Class M	1,000.00	1,000.90	1.76	1,000.00	1,023.31	1.78	0.35
I-2	1,000.00	1,000.40	2.26	1,000.00	1,022.81	2.28	0.45
I-3	1,000.00	1,000.10	2.51	1,000.00	1,022.56	2.54	0.50
Administrative Class	1,000.00	999.60	3.01	1,000.00	1,022.06	3.04	0.60
Class A	1,000.00	999.10	3.51	1,000.00	1,021.56	3.55	0.70

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO SHORT DURATION STRATEGY FUNDS

Benchmark Descriptions

Index*	Benchmark Description

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

ICE BofAML 1-3 Year U.S. Treasury Index	The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	13

Financial Highlights

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Government Money Market Fund
Institutional Class

04/01/2021 - 09/30/2021+	$1.00	$0.00	$0.00	$0.00	$(0.00)	$0.00	$0.00	$(0.00)

03/31/2021	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

05/13/2016 - 03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class M

04/01/2021 - 09/30/2021+	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2021	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
I-2

04/01/2021 - 09/30/2021+	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2021	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2020	1.00	0.01	0.01	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Administrative Class

04/01/2021 - 09/30/2021+	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2021	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2020	1.00	0.01	0.01	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

05/13/2016 - 03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A

04/01/2021 - 09/30/2021+	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2021	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C

04/01/2021 - 09/30/2021+	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2021	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

PIMCO Low Duration Fund II
Institutional Class

04/01/2021 - 09/30/2021+	$9.87	$0.01	$0.00	$0.01	$(0.01)	$0.00	$0.00	$(0.01)

03/31/2021	9.75	0.06	0.14	0.20	(0.08)	0.00	0.00	(0.08)

03/31/2020	9.68	0.22	0.10	0.32	(0.25)	0.00	0.00	(0.25)

03/31/2019	9.67	0.22	0.02	0.24	(0.23)	0.00	0.00	(0.23)

03/31/2018	9.75	0.13	(0.06)	0.07	(0.15)	0.00	0.00	(0.15)

03/31/2017	9.73	0.13	0.07	0.20	(0.18)	0.00	0.00	(0.18)
Administrative Class

04/01/2021 - 09/30/2021+	9.87	(0.01)	0.00	(0.01)	(0.00)	0.00	0.00	(0.00)

03/31/2021	9.75	0.03	0.15	0.18	(0.06)	0.00	0.00	(0.06)

03/31/2020	9.68	0.20	0.10	0.30	(0.23)	0.00	0.00	(0.23)

03/31/2019	9.67	0.20	0.01	0.21	(0.20)	0.00	0.00	(0.20)

03/31/2018	9.75	0.11	(0.06)	0.05	(0.13)	0.00	0.00	(0.13)

03/31/2017	9.73	0.11	0.06	0.17	(0.15)	0.00	0.00	(0.15)

14	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$1.00	0.00%	$492,670	0.07	%*	0.18	%*	0.07	%*	0.18	%*	0.00	%*	N/A

1.00	0.02	600,787	0.14		0.18		0.14		0.18		0.00		N/A

1.00	1.83	571,748	0.17		0.18		0.17		0.18		1.76		N/A

1.00	2.03	411,895	0.18		0.18		0.18		0.18		2.07		N/A

1.00	1.03	225,369	0.18		0.18		0.18		0.18		1.06		N/A

1.00	0.31	131,503	0.19	*	0.19	*	0.19	*	0.19	*	0.38	*	N/A

1.00	0.00	250,965	0.07	*	0.18	*	0.07	*	0.18	*	0.00	*	N/A

1.00	0.02	319,831	0.15		0.18		0.15		0.18		0.00		N/A

1.00	1.83	355,884	0.17		0.18		0.17		0.18		1.82		N/A

1.00	2.03	332,849	0.18		0.18		0.18		0.18		2.02		N/A

1.00	1.02	405,380	0.18		0.18		0.18		0.18		0.96		N/A

1.00	0.34	546,517	0.19		0.19		0.19		0.19		0.32		N/A

1.00	0.00	13,567	0.07	*	0.28	*	0.07	*	0.28	*	0.00	*	N/A

1.00	0.02	13,508	0.15		0.28		0.15		0.28		0.00		N/A

1.00	1.73	63,897	0.27		0.28		0.27		0.28		1.49		N/A

1.00	1.93	16,007	0.28		0.28		0.28		0.28		2.04		N/A

1.00	0.92	12,444	0.28		0.28		0.28		0.28		0.95		N/A

1.00	0.24	2,885	0.29		0.29		0.29		0.29		0.24		N/A

1.00	0.00	45,279	0.07	*	0.18	*	0.07	*	0.18	*	0.00	*	N/A

1.00	0.02	35,062	0.15		0.18		0.15		0.18		0.00		N/A

1.00	1.83	204,673	0.17		0.18		0.17		0.18		1.47		N/A

1.00	2.03	63,929	0.18		0.18		0.18		0.18		1.96		N/A

1.00	1.03	104,669	0.18		0.18		0.18		0.18		1.02		N/A

1.00	0.31	85,639	0.19	*	0.19	*	0.19	*	0.19	*	0.39	*	N/A

1.00	0.00	486,214	0.07	*	0.33	*	0.07	*	0.33	*	0.00	*	N/A

1.00	0.02	592,346	0.15		0.33		0.15		0.33		0.00		N/A

1.00	1.68	1,075,849	0.32		0.33		0.32		0.33		1.56		N/A

1.00	1.88	454,398	0.33		0.33		0.33		0.33		1.96		N/A

1.00	0.87	139,820	0.33		0.33		0.33		0.33		0.86		N/A

1.00	0.19	134,221	0.34		0.34		0.34		0.34		0.22		N/A

1.00	0.00	26,419	0.07	*	0.33	*	0.07	*	0.33	*	0.00	*	N/A

1.00	0.02	109,750	0.14		0.33		0.14		0.33		0.00		N/A

1.00	1.68	82,022	0.32		0.33		0.32		0.33		1.62		N/A

1.00	1.88	47,512	0.33		0.33		0.33		0.33		1.89		N/A

1.00	0.87	35,277	0.33		0.33		0.33		0.33		0.85		N/A

1.00	0.19	57,969	0.34		0.34		0.34		0.34		0.22		N/A

$9.87	0.07%	$378,046	0.50	%*	0.50	%*	0.50	%*	0.50	%*	0.12	%*	257%

9.87	2.09	431,289	0.50		0.50		0.50		0.50		0.56		524

9.75	3.33	399,558	0.53		0.53		0.50		0.50		2.31		234

9.68	2.49	365,472	0.54		0.54		0.50		0.50		2.31		522

9.67	0.72	365,528	0.50		0.50		0.50		0.50		1.37		701

9.75	2.03	321,426	0.54		0.54		0.50		0.50		1.34		491

9.86	(0.10)	10,077	0.75	*	0.75	*	0.75	*	0.75	*	(0.12	)*	257

9.87	1.84	10,077	0.75		0.75		0.75		0.75		0.31		524

9.75	3.08	9,973	0.78		0.78		0.75		0.75		2.06		234

9.68	2.24	9,567	0.79		0.79		0.75		0.75		2.06		522

9.67	0.46	9,071	0.75		0.75		0.75		0.75		1.11		701

9.75	1.77	9,055	0.79		0.79		0.75		0.75		1.10		491

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration ESG Fund
Institutional Class

04/01/2021 - 09/30/2021+	$9.69	$0.04	$(0.02)	$0.02	$(0.04)	$0.00	$0.00	$(0.04)

03/31/2021	9.51	0.08	0.20	0.28	(0.10)	0.00	0.00	(0.10)

03/31/2020	9.45	0.21	0.07	0.28	(0.22)	0.00	0.00	(0.22)

03/31/2019	9.45	0.19	0.02	0.21	(0.21)	0.00	0.00	(0.21)

03/31/2018	9.48	0.09	(0.03)	0.06	(0.09)	0.00	0.00	(0.09)

03/31/2017	9.48	0.17	0.01	0.18	(0.15)	0.00	(0.03)	(0.18)
I-2

04/01/2021 - 09/30/2021+	9.69	0.03	(0.02)	0.01	(0.03)	0.00	0.00	(0.03)

03/31/2021	9.51	0.07	0.20	0.27	(0.09)	0.00	0.00	(0.09)

03/31/2020	9.45	0.19	0.08	0.27	(0.21)	0.00	0.00	(0.21)

03/31/2019	9.45	0.18	0.02	0.20	(0.20)	0.00	0.00	(0.20)

03/31/2018	9.48	0.08	(0.03)	0.05	(0.08)	0.00	0.00	(0.08)

03/31/2017	9.48	0.16	0.01	0.17	(0.14)	0.00	(0.03)	(0.17)

PIMCO Short Asset Investment Fund
Institutional Class

04/01/2021 - 09/30/2021+	$10.00	$0.02	$(0.01)	$0.01	$(0.02)	$0.00	$0.00	$(0.02)

03/31/2021	9.76	0.07	0.24	0.31	(0.07)	0.00	0.00	(0.07)

03/31/2020	10.01	0.24	(0.25)	(0.01)	(0.24)	0.00	0.00	(0.24)

03/31/2019	10.04	0.26	(0.03)	0.23	(0.25)	(0.01)	0.00	(0.26)

03/31/2018	10.05	0.17	0.03	0.20	(0.17)	(0.04)	0.00	(0.21)

03/31/2017	10.00	0.13	0.06	0.19	(0.14)	0.00	0.00	(0.14)
Class M

04/01/2021 - 09/30/2021+	10.00	0.02	(0.01)	0.01	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.76	0.07	0.24	0.31	(0.07)	0.00	0.00	(0.07)

03/31/2020	10.01	0.24	(0.25)	(0.01)	(0.24)	0.00	0.00	(0.24)

03/31/2019	10.04	0.26	(0.03)	0.23	(0.25)	(0.01)	0.00	(0.26)

03/31/2018	10.05	0.16	0.04	0.20	(0.17)	(0.04)	0.00	(0.21)

03/31/2017	10.00	0.13	0.06	0.19	(0.14)	0.00	0.00	(0.14)
I-2

04/01/2021 - 09/30/2021+	10.00	0.01	(0.01)	0.00	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.76	0.06	0.24	0.30	(0.06)	0.00	0.00	(0.06)

03/31/2020	10.01	0.23	(0.25)	(0.02)	(0.23)	0.00	0.00	(0.23)

03/31/2019	10.04	0.25	(0.03)	0.22	(0.24)	(0.01)	0.00	(0.25)

03/31/2018	10.05	0.16	0.03	0.19	(0.16)	(0.04)	0.00	(0.20)

03/31/2017	10.00	0.12	0.06	0.18	(0.13)	0.00	0.00	(0.13)
I-3

04/01/2021 - 09/30/2021+	10.00	0.01	(0.01)	0.00	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.76	0.04	0.26	0.30	(0.06)	0.00	0.00	(0.06)

03/31/2020	10.01	0.22	(0.25)	(0.03)	(0.22)	0.00	0.00	(0.22)

04/27/2018 - 03/31/2019	10.05	0.24	(0.05)	0.19	(0.22)	(0.01)	0.00	(0.23)
Administrative Class

04/01/2021 - 09/30/2021+	10.00	0.01	(0.01)	0.00	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.76	0.09	0.20	0.29	(0.05)	0.00	0.00	(0.05)

03/31/2020	10.01	0.22	(0.26)	(0.04)	(0.21)	0.00	0.00	(0.21)

03/31/2019	10.04	0.23	(0.02)	0.21	(0.23)	(0.01)	0.00	(0.24)

03/31/2018	10.05	0.13	0.04	0.17	(0.14)	(0.04)	0.00	(0.18)

03/31/2017	10.00	0.12	0.04	0.16	(0.11)	0.00	0.00	(0.11)
Class A

04/01/2021 - 09/30/2021+	10.00	0.00	(0.01)	(0.01)	(0.00)	0.00	0.00	(0.00)

03/31/2021	9.76	0.03	0.25	0.28	(0.04)	0.00	0.00	(0.04)

03/31/2020	10.01	0.20	(0.25)	(0.05)	(0.20)	0.00	0.00	(0.20)

03/31/2019	10.04	0.22	(0.02)	0.20	(0.22)	(0.01)	0.00	(0.23)

03/31/2018	10.05	0.13	0.03	0.16	(0.13)	(0.04)	0.00	(0.17)

03/31/2017	10.00	0.10	0.05	0.15	(0.10)	0.00	0.00	(0.10)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.67	0.18%	$318,971	0.50	%*	0.50	%*	0.50	%*	0.50	%*	0.75	%*	126%

9.69	2.92	338,942	0.50		0.50		0.50		0.50		0.80		387

9.51	3.00	174,941	0.58		0.58		0.50		0.50		2.25		296

9.45	2.28	200,150	0.52		0.52		0.50		0.50		1.98		492

9.45	0.61	152,255	0.50		0.50		0.50		0.50		0.99		456

9.48	1.89	127,164	0.55		0.55		0.50		0.50		1.81		455

9.67	0.13	123,483	0.60	*	0.60	*	0.60	*	0.60	*	0.65	*	126

9.69	2.82	103,531	0.60		0.60		0.60		0.60		0.74		387

9.51	2.89	115,117	0.68		0.68		0.60		0.60		2.03		296

9.45	2.18	48,685	0.62		0.62		0.60		0.60		1.88		492

9.45	0.51	37,748	0.60		0.60		0.60		0.60		0.90		456

9.48	1.79	35,142	0.65		0.65		0.60		0.60		1.68		455

$9.99	0.09%	$3,657,034	0.35	%*	0.35	%*	0.35	%*	0.35	%*	0.36	%*	27%

10.00	3.20	4,275,170	0.34		0.34		0.34		0.34		0.66		89

9.76	(0.15)	3,121,876	0.35		0.36		0.33		0.34		2.40		89

10.01	2.32	4,124,502	0.34		0.38		0.30		0.34		2.55		110

10.04	1.92	2,341,486	0.29		0.37		0.26		0.34		1.67		123

10.05	1.91	1,002,290	0.26		0.36		0.24		0.34		1.32		946

9.99	0.09	7,785	0.35	*	0.35	*	0.35	*	0.35	*	0.36	*	27

10.00	3.20	7,777	0.34		0.34		0.34		0.34		0.70		89

9.76	(0.15)	7,535	0.35		0.36		0.33		0.34		2.36		89

10.01	2.32	5,103	0.34		0.38		0.30		0.34		2.59		110

10.04	1.93	10	0.29		0.37		0.26		0.34		1.63		123

10.05	1.91	10	0.26		0.36		0.24		0.34		1.32		946

9.99	0.04	256,544	0.45	*	0.45	*	0.45	*	0.45	*	0.26	*	27

10.00	3.09	352,285	0.44		0.44		0.44		0.44		0.61		89

9.76	(0.24)	369,323	0.45		0.46		0.43		0.44		2.31		89

10.01	2.22	383,620	0.44		0.48		0.40		0.44		2.45		110

10.04	1.81	210,245	0.39		0.47		0.36		0.44		1.55		123

10.05	1.81	125,011	0.36		0.46		0.34		0.44		1.24		946

9.99	0.01	671	0.50	*	0.55	*	0.50	*	0.55	*	0.21	*	27

10.00	3.04	1,129	0.49		0.54		0.49		0.54		0.42		89

9.76	(0.30)	794	0.50		0.56		0.48		0.54		2.25		89

10.01	1.92	2,710	0.49	*	0.58	*	0.45	*	0.54	*	2.57	*	110

9.99	(0.04)	1,758	0.60	*	0.60	*	0.60	*	0.60	*	0.11	*	27

10.00	2.94	2,406	0.59		0.59		0.59		0.59		0.87		89

9.76	(0.40)	83,858	0.60		0.61		0.58		0.59		2.17		89

10.01	2.04	101,916	0.59		0.63		0.55		0.59		2.32		110

10.04	1.62	24,279	0.54		0.62		0.51		0.59		1.33		123

10.05	1.66	349,448	0.51		0.61		0.49		0.59		1.23		946

9.99	(0.09)	336,544	0.70	*	0.70	*	0.70	*	0.70	*	0.01	*	27

10.00	2.84	461,899	0.69		0.69		0.69		0.69		0.34		89

9.76	(0.49)	487,755	0.70		0.71		0.68		0.69		2.02		89

10.01	1.97	534,734	0.69		0.73		0.65		0.69		2.19		110

10.04	1.56	415,240	0.64		0.72		0.61		0.69		1.31		123

10.05	1.55	182,428	0.61		0.71		0.59		0.69		0.98		946

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	17

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Assets:

Investments, at value
Investments in securities*	$1,336,553	$328,621	$455,856	$4,179,653
Investments in Affiliates	0	86,143	0	315,645
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	87	78	0
Over the counter	0	0	740	0
Cash	1	0	1	0
Deposits with counterparty	0	857	1,640	11,619
Foreign currency, at value	0	0	735	0
Receivable for investments sold	0	10	53	1,086
Receivable for TBA investments sold	0	103,310	63,109	0
Receivable for Fund shares sold	80,286	153	497	2,330
Interest and/or dividends receivable	58	357	1,595	11,726
Dividends receivable from Affiliates	0	60	0	170
Total Assets	1,416,898	519,598	524,304	4,522,229

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$0	$35,565	$27,965	$0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	39	59	538
Over the counter	0	0	166	0
Payable for investments purchased	100,000	0	0	256,296
Payable for investments in Affiliates purchased	0	60	0	170
Payable for TBA investments purchased	0	95,464	53,268	0
Deposits from counterparty	0	140	0	0
Payable for Fund shares redeemed	1,720	37	186	3,513
Distributions payable	3	3	5	58
Accrued investment advisory fees	60	82	95	695
Accrued supervisory and administrative fees	0	82	105	537
Accrued distribution fees	0	2	0	0
Accrued servicing fees	0	0	0	69
Accrued reimbursement to PIMCO	0	0	0	12
Other liabilities	1	1	1	5
Total Liabilities	101,784	131,475	81,850	261,893

Net Assets	$1,315,114	$388,123	$442,454	$4,260,336

Net Assets Consist of:

Paid in capital	$1,315,104	$392,106	$442,377	$4,303,212
Distributable earnings (accumulated loss)	10	(3,983)	77	(42,876)
Net Assets	$1,315,114	$388,123	$442,454	$4,260,336

Cost of investments in securities	$1,336,553	$327,179	$452,723	$4,183,041
Cost of investments in Affiliates	$0	$84,706	$0	$316,034
Cost of foreign currency held	$0	$0	$745	$0
Proceeds received on short sales	$0	$35,555	$27,968	$0
Cost or premiums of financial derivative instruments, net	$0	$0	$(21)	$2,119

* Includes repurchase agreements of:	$1,134,066	$1,357	$1,389	$194

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Net Assets:

Institutional Class	$492,670	$378,046	$318,971	$3,657,034
Class M	250,965	N/A	N/A	7,785
I-2	13,567	N/A	123,483	256,544
I-3	N/A	N/A	N/A	671
Administrative Class	45,279	10,077	N/A	1,758
Class A	486,214	N/A	N/A	336,544
Class C	26,419	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	492,668	38,314	32,973	366,079
Class M	250,964	N/A	N/A	779
I-2	13,567	N/A	12,766	25,680
I-3	N/A	N/A	N/A	67
Administrative Class	45,279	1,022	N/A	176
Class A	486,211	N/A	N/A	33,689
Class C	26,419	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$1.00	$9.87	$9.67	$9.99
Class M	1.00	N/A	N/A	9.99
I-2	1.00	N/A	9.67	9.99
I-3	N/A	N/A	N/A	9.99
Administrative Class	1.00	9.86	N/A	9.99
Class A	1.00	N/A	N/A	9.99
Class C	1.00	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	19

Statements of Operations

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Investment Income:

Interest	$480	$997	$2,903	$14,790
Dividends from Investments in Affiliates	0	387	0	1,423
Total Income	480	1,384	2,903	16,213

Expenses:

Investment advisory fees	829	554	580	4,613
Supervisory and administrative fees	855	554	638	3,576
Distribution and/or servicing fees - Administrative Class	0	13	N/A	3
Servicing fees - Class A	0	N/A	N/A	483
Trustee fees	3	1	1	11
Interest expense	0	0	1	23
Miscellaneous expense	11	0	0	113
Total Expenses	1,698	1,122	1,220	8,822
Waiver and/or Reimbursement by PIMCO	(1,218)	0	0	(12)
Net Expenses	480	1,122	1,220	8,810

Net Investment Income (Loss)	0	262	1,683	7,403

Net Realized Gain (Loss):

Investments in securities	39	634	(204)	(448)
Investments in Affiliates	0	0	0	764
Exchange-traded or centrally cleared financial derivative instruments	0	(971)	(1,001)	(848)
Over the counter financial derivative instruments	0	0	1,642	0
Foreign currency	0	0	(45)	0

Net Realized Gain (Loss)	39	(337)	392	(532)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	0	(381)	314	3,258
Investments in Affiliates	0	(154)	0	(1,195)
Exchange-traded or centrally cleared financial derivative instruments	0	655	235	(4,466)
Over the counter financial derivative instruments	0	0	(1,584)	0
Foreign currency assets and liabilities	0	0	(18)	0

Net Change in Unrealized Appreciation (Depreciation)	0	120	(1,053)	(2,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	$39	$45	$1,022	$4,468

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund II		PIMCO Low Duration ESG Fund		PIMCO Short Asset Investment Fund

(Amounts in thousands†)	Six Months Ended 09/30/2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended 09/30/2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended 09/30/2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended 09/30/2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$0	$28	$262	$2,371	$1,683	$3,031	$7,403	$29,013
Net realized gain (loss)	39	419	(337)	8,412	392	2,454	(532)	(190)
Net change in unrealized appreciation (depreciation)	0	0	120	(1,845)	(1,053)	4,258	(2,403)	100,545

Net Increase (Decrease) in Net Assets Resulting from Operations	39	447	45	8,938	1,022	9,743	4,468	129,368

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(11)	(120)	(319)	(3,523)	(1,338)	(2,571)	(7,386)	(25,195)
Class M	(7)	(64)	N/A	N/A	N/A	N/A	(15)	(55)
I-2	(0)	(10)	N/A	N/A	(386)	(1,101)	(423)	(2,468)
I-3	N/A	N/A	N/A	N/A	N/A	N/A	(1)	(19)
Administrative Class	(1)	(31)	(0)	(61)	N/A	N/A	(1)	(267)
Class A	(13)	(206)	N/A	N/A	N/A	N/A	(52)	(1,877)
Class C	(1)	(16)	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(33)	(447)	(319)	(3,584)	(1,724)	(3,672)	(7,878)	(29,881)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(356,176)	(682,789)	(52,969)	26,481	683	146,344	(836,920)	930,038

Total Increase (Decrease) in Net Assets	(356,170)	(682,789)	(53,243)	31,835	(19)	152,415	(840,330)	1,029,525

Net Assets:

Beginning of period	1,671,284	2,354,073	441,366	409,531	442,473	290,058	5,100,666	4,071,141
End of period	$1,315,114	$1,671,284	$388,123	$441,366	$442,454	$442,473	$4,260,336	$5,100,666

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	21

Schedule of Investments	PIMCO Government Money Market Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.6%

SHORT-TERM INSTRUMENTS 101.6%

REPURCHASE AGREEMENTS (b) 86.2%
		$1,134,066

SHORT-TERM NOTES 11.6%

Fannie Mae
0.390% due 01/21/2022 •	$15,000	15,000

Federal Home Loan Bank
0.135% due 10/05/2022 •	100,000	100,000

U.S. Treasury Floating Rate Notes
0.189% due 01/31/2022 •	37,500	37,499

		152,499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.8%
0.051% due 03/31/2022 (a)	$50,000	$49,988

Total Short-Term Instruments (Cost $1,336,553)		1,336,553

Total Investments in Securities (Cost $1,336,553)		1,336,553

Total Investments 101.6% (Cost $1,336,553)		$1,336,553

Other Assets and Liabilities, net (1.6)%		(21,439)

Net Assets 100.0%		$1,315,114

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.030%	09/30/2021	10/01/2021	$100,000	U.S. Treasury Bonds 3.000% due 02/15/2047	$(102,351)	$100,000	$100,000
	0.040	10/01/2021	10/04/2021	100,000	U.S. Treasury Bonds 2.250% due 05/15/2041	(102,358)	100,000	100,001
BPS	0.030	09/30/2021	10/01/2021	266,500	U.S. Treasury Notes 1.625% due 02/15/2026	(272,268)	266,500	266,500
FICC	0.000	09/30/2021	10/01/2021	8,966	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(9,145)	8,966	8,966
NXN	0.030	09/30/2021	10/01/2021	180,000	U.S. Treasury Bonds 2.500% due 02/15/2046	(183,890)	180,000	180,000
RDR	0.020	09/30/2021	10/01/2021	281,500	U.S. Treasury Notes 0.250% - 2.375% due 06/15/2022 - 07/31/2028	(287,713)	281,500	281,500
SAL	0.030	09/30/2021	10/01/2021	197,100	U.S. Treasury Notes 2.125% due 12/31/2022	(202,092)	197,100	197,100

Total Repurchase Agreements						$(1,159,817)	$1,134,066	$1,134,067

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$200,001	$0	$0	$200,001	$(204,709)	$(4,708)
BPS	266,500	0	0	266,500	(272,268)	(5,768)
FICC	8,966	0	0	8,966	(9,145)	(179)
NXN	180,000	0	0	180,000	(183,890)	(3,890)
RDR	281,500	0	0	281,500	(287,713)	(6,213)
SAL	197,100	0	0	197,100	(202,092)	(4,992)

Total Borrowings and Other Financing Transactions	$1,134,067	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,134,066	$0	$1,134,066
Short-Term Notes	0	152,499	0	152,499
U.S. Treasury Bills	0	49,988	0	49,988

Total Investments	$0	$1,336,553	$0	$1,336,553

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	23

Schedule of Investments	PIMCO Low Duration Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 84.7%

CORPORATE BONDS & NOTES 13.0%

BANKING & FINANCE 5.3%

Bank of America Corp.
0.906% (US0003M + 0.790%) due 03/05/2024 ~	$700	$706
1.486% due 05/19/2024 •	1,100	1,117
2.881% due 04/24/2023 •	1,300	1,318

Camden Property Trust
3.500% due 09/15/2024	1,100	1,175

Capital One Financial Corp.
4.250% due 04/30/2025	500	553

Citigroup, Inc.
1.678% due 05/15/2024 •	1,300	1,326

Equitable Financial Life Global Funding
0.800% due 08/12/2024	1,300	1,299

Federal Realty Investment Trust
3.950% due 01/15/2024	1,000	1,067

GA Global Funding Trust
0.800% due 09/13/2024	1,000	996

Goldman Sachs Group, Inc.
0.881% (US0003M + 0.750%) due 02/23/2023 ~	500	504
1.721% (US0003M + 1.600%) due 11/29/2023 ~	100	103
3.500% due 01/23/2025	700	750

JPMorgan Chase & Co.
0.697% due 03/16/2024 •	1,100	1,103
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	1,008

Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024	1,200	1,281

Metropolitan Life Global Funding
0.950% due 07/02/2025	1,300	1,285

Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022	800	812

Reliance Standard Life Global Funding
2.625% due 07/22/2022	1,000	1,019

Simon Property Group LP
2.750% due 06/01/2023	300	310

Wells Fargo & Co.
1.359% (US0003M + 1.230%) due 10/31/2023 ~	1,500	1,519
1.654% due 06/02/2024 •	1,100	1,122

		20,373

INDUSTRIALS 5.0%

7-Eleven, Inc.
0.800% due 02/10/2024	1,300	1,300

AbbVie, Inc.
3.200% due 11/06/2022	1,000	1,026

Anthem, Inc.
0.450% due 03/15/2023	1,300	1,302
2.375% due 01/15/2025	1,000	1,042
3.350% due 12/01/2024	800	858

BMW U.S. Capital LLC
0.800% due 04/01/2024	1,100	1,105
3.450% due 04/12/2023	1,200	1,253

CenterPoint Energy Resources Corp.
0.620% (US0003M + 0.500%) due 03/02/2023 ~	1,400	1,400

Chevron Corp.
1.554% due 05/11/2025	1,100	1,125

Cigna Corp.
3.050% due 11/30/2022	2,000	2,057

Daimler Finance North America LLC
0.750% due 03/01/2024	900	902
1.025% (US0003M + 0.900%) due 02/15/2022 ~	1,200	1,204
2.550% due 08/15/2022	1,300	1,325

Komatsu Finance America, Inc.
2.437% due 09/11/2022	1,200	1,223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sutter Health
1.321% due 08/15/2025	$1,100	$1,105

Walt Disney Co.
1.750% due 01/13/2026	1,200	1,232

		19,459

UTILITIES 2.7%

AEP Texas, Inc.
2.400% due 10/01/2022	300	306

Atmos Energy Corp.
0.496% (US0003M + 0.380%) due 03/09/2023 ~	1,300	1,300

Entergy Arkansas LLC
3.050% due 06/01/2023	1,100	1,137

NextEra Energy Capital Holdings, Inc.
0.401% (US0003M + 0.270%) due 02/22/2023 ~	1,100	1,100
1.950% due 09/01/2022	1,000	1,016
2.800% due 01/15/2023	1,200	1,235

Niagara Mohawk Power Corp.
4.278% due 12/15/2028	1,100	1,253

Verizon Communications, Inc.
2.355% due 03/15/2032	1,314	1,300

Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,852

		10,499

Total Corporate Bonds & Notes (Cost $49,986)		50,331

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.4%

California Earthquake Authority Revenue Notes, Series 2020
1.327% due 07/01/2022	1,600	1,612

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.041% due 11/01/2023	700	708

Total Municipal Bonds & Notes (Cost $2,300)		2,320

U.S. GOVERNMENT AGENCIES 20.2%

Fannie Mae
0.536% due 10/25/2030 •	11	11
1.299% due 07/01/2042 •	45	46
1.349% due 09/01/2041 •	119	122
1.499% due 08/01/2030 •	34	35
1.804% due 01/01/2035 •	30	31
2.069% due 05/01/2038 •	175	185
2.202% due 07/01/2035 •	4	4
2.220% due 06/01/2035 •	94	94
2.250% due 01/01/2024 •	11	10
2.422% due 11/01/2034 •	115	123
4.000% due 01/25/2033	9	9
4.410% due 09/01/2028 •	8	8
4.500% due 01/01/2036	153	159
5.067% due 12/25/2042 ~	41	45
6.164% due 01/25/2040 •(a)	1,007	174
8.000% due 11/25/2023	3	4

Freddie Mac
0.000% due 05/15/2037 (b)(d)	120	116
0.496% due 12/15/2042 •	561	567
0.634% due 07/15/2041 •	452	459
0.650% due 10/22/2025 - 10/27/2025	10,600	10,527
0.680% due 08/06/2025	8,300	8,267
0.800% due 10/28/2026	2,600	2,568
0.804% due 05/15/2037 •	182	186
1.299% due 02/25/2045 •	286	288
2.000% due 11/15/2026	453	460
2.055% due 07/01/2035 •	18	18
4.000% due 08/01/2048	1,908	2,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.366% due 04/15/2037 •(a)	$882	$168
6.500% due 07/25/2043	358	434
8.500% due 06/01/2025	1	1
9.546% due 08/15/2044 •	389	497

Ginnie Mae
0.563% due 06/20/2065 •	419	421
0.590% due 07/20/2067 •	2,048	2,057
0.690% due 03/20/2065 •	1,280	1,291
0.720% due 03/20/2065 •	1,342	1,352
0.860% due 10/20/2066 •	833	844
0.890% due 05/20/2066 •	524	531
0.940% due 04/20/2066 •	985	1,000
0.990% due 04/20/2066 •	907	923
1.032% due 09/20/2067 •	1,818	1,846
1.337% due 08/20/2070 •	1,664	1,760
1.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2025 ~	9	9
1.875% due 04/20/2027 - 05/20/2027 •	34	35
2.125% (H15T1Y + 1.500%) due 10/20/2025 ~	42	43
2.250% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2025 ~	29	29
2.250% due 07/20/2030 •	23	24
4.500% due 08/20/2048	1,865	1,999

Uniform Mortgage-Backed Security
3.500% due 07/01/2047 - 11/01/2047	7,036	7,658
4.000% due 08/01/2048	591	644
4.500% due 04/01/2024 - 07/01/2025	290	307
6.000% due 11/01/2022	1	1

Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2036 - 10/01/2051	26,000	26,704
3.500% due 12/01/2051	1,000	1,059

Total U.S. Government Agencies (Cost $77,262)		78,236

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%

American Home Mortgage Investment Trust
2.155% due 02/25/2045 •	18	18

Banc of America Funding Trust
2.778% due 05/25/2035 ~	197	205

Bear Stearns Adjustable Rate Mortgage Trust
2.259% due 01/25/2034 ~	31	32
2.509% due 02/25/2033 ~	1	2
2.832% due 02/25/2033 ~	3	3
3.203% due 02/25/2036 ^~	10	9

Bear Stearns ALT-A Trust
2.622% due 05/25/2035 ~	150	151

Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035 •	20	22
2.220% due 09/25/2035 •	25	26

Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•	236	238
2.684% due 02/20/2035 ~	17	18
2.802% due 11/25/2034 ~	38	39

Credit Suisse First Boston Mortgage Securities Corp.
0.699% due 03/25/2032 ~	21	20
4.959% due 06/25/2032 ~	2	2

CRSNT Commercial Mortgage Trust
0.910% due 04/15/2036 •	1,300	1,302

DROP Mortgage Trust
1.230% due 04/15/2026 •	1,100	1,105

GS Mortgage Securities Trust
3.206% due 02/10/2048	1,370	1,424

GSR Mortgage Loan Trust
2.122% due 06/25/2034 ~	240	247
2.859% due 09/25/2035 ~	166	171

Impac CMB Trust
0.786% due 02/25/2036 •	423	439

JP Morgan Mortgage Trust
2.372% due 04/25/2035 ~	175	189

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
2.731% due 11/21/2034 ~	$271	$276

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.944% due 08/15/2032 •	672	654

Merrill Lynch Mortgage Investors Trust
2.824% due 02/25/2035 ~	73	74

Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	1,900	1,962

Prime Mortgage Trust
0.486% due 02/25/2034 •	13	12

RBSSP Resecuritization Trust
2.106% due 12/25/2035 ~	4	4

Ready Capital Mortgage Financing LLC
1.086% due 04/25/2038 •	1,300	1,302

Structured Asset Mortgage Investments Trust
0.346% due 03/25/2037 •	128	52
0.587% due 07/19/2035 •	43	44
0.747% due 09/19/2032 •	24	24
0.910% due 05/19/2035 •	516	522
4.950% due 06/25/2029 ~	22	22

Towd Point HE Trust
0.918% due 02/25/2063 ~	746	746

WaMu Mortgage Pass-Through Certificates Trust
0.626% due 07/25/2045 •	47	46
0.626% due 12/25/2045 •	45	47
0.666% due 10/25/2045 •	29	30
1.162% due 01/25/2046 •	194	200
1.492% due 06/25/2042 •	10	10

Total Non-Agency Mortgage-Backed Securities (Cost $11,505)		11,689

ASSET-BACKED SECURITIES 0.8%

Asset-Backed Securities Corp. Home Equity Loan Trust
1.329% due 08/15/2033 •	331	335
1.734% due 03/15/2032 •	95	96

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
1.086% due 10/25/2037 •	$67	$67

Chesapeake Funding LLC
0.454% due 08/15/2030 •	328	328
3.230% due 08/15/2030	240	241

Credit-Based Asset Servicing & Securitization Trust
0.146% due 11/25/2036 •	13	8

Edsouth Indenture LLC
1.236% due 09/25/2040 •	129	130

Ford Credit Floorplan Master Owner Trust
2.840% due 03/15/2024	900	911

Fremont Home Loan Trust
0.146% due 01/25/2037 •	7	4

GSAMP Trust
0.156% due 12/25/2036 •	49	31

HSI Asset Loan Obligation Trust
0.146% due 12/25/2036 •	79	30

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.166% due 03/25/2035 •	60	60

Securitized Asset-Backed Receivables LLC Trust
0.146% due 12/25/2036 ^•	86	29

SLM Student Loan Trust
0.245% due 01/25/2027 •	386	385
0.586% due 12/15/2027 •	98	98

Structured Asset Investment Loan Trust
1.061% due 10/25/2033 •	21	21

Towd Point Mortgage Trust
3.000% due 11/25/2059 ~	331	331

Total Asset-Backed Securities (Cost $3,189)		3,105

SHORT-TERM INSTRUMENTS 47.1%

REPURCHASE AGREEMENTS (e) 0.3%
		1,357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 43.3%
0.042% due 11/12/2021 - 03/31/2022 (c)(d)	$168,000	$167,985

U.S. TREASURY CASH MANAGEMENT BILLS 3.5%
0.043% due 01/04/2022 - 01/25/2022 (c)(d)	13,600	13,598

Total Short-Term Instruments (Cost $182,937)		182,940

Total Investments in Securities (Cost $327,179)		328,621

	SHARES
INVESTMENTS IN AFFILIATES 22.2%

SHORT-TERM INSTRUMENTS 22.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.2%

PIMCO Short Asset Portfolio	8,588,732	86,025

PIMCO Short-Term Floating NAV Portfolio III	11,994	118

Total Short-Term Instruments (Cost $84,706)		86,143

Total Investments in Affiliates (Cost $84,706)		86,143

Total Investments 106.9% (Cost $411,885)		$414,764

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		48

Other Assets and Liabilities, net (6.9)%		(26,689)

Net Assets 100.0%		$388,123

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$1,357	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(1,384)	$1,357	$1,357

Total Repurchase Agreements						$(1,384)	$1,357	$1,357

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	25

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	12/01/2051	$6,000	$(5,980)	$(5,992)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2051	27,600	(29,575)	(29,573)

Total Short Sales (9.2)%				$(35,555)	$(35,565)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$1,357	$0	$0	$1,357	$(1,384)	$(27)

Total Borrowings and Other Financing Transactions	$1,357	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2021	849	$186,826	$(107)	$33	$0
U.S. Treasury 5-Year Note December Futures	12/2021	632	77,573	(432)	54	0

				$(539)	$87	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2021	250	$(32,902)	$511	$0	$(35)
U.S. Treasury 30-Year Bond December Futures	12/2021	28	(4,458)	120	0	(4)

				$631	$0	$(39)

Total Futures Contracts				$92	$87	$(39)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$87	$0	$87	$0	$(39)	$0	$(39)

Cash of $857 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$87	$87

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$39	$39

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(971)	$(971)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$655	$655

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$20,373	$0	$20,373
Industrials	0	19,459	0	19,459
Utilities	0	10,499	0	10,499
Municipal Bonds & Notes
California	0	1,612	0	1,612
Texas	0	708	0	708
U.S. Government Agencies	0	78,236	0	78,236
Non-Agency Mortgage-Backed Securities	0	11,689	0	11,689
Asset-Backed Securities	0	3,105	0	3,105
Short-Term Instruments
Repurchase Agreements	0	1,357	0	1,357
U.S. Treasury Bills	0	167,985	0	167,985
U.S. Treasury Cash Management Bills	0	13,598	0	13,598

	$0	$328,621	$0	$328,621

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$86,143	$0	$0	$86,143

Total Investments	$86,143	$328,621	$0	$414,764

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(35,565)	$0	$(35,565)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$87	$0	$87

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(39)	$0	$(39)

Total Financial Derivative Instruments	$0	$48	$0	$48

Totals	$86,143	$293,104	$0	$379,247

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	27

Schedule of Investments	PIMCO Low Duration ESG Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.0%

CORPORATE BONDS & NOTES 45.7%

BANKING & FINANCE 31.4%

American Express Co.
0.751% (US0003M + 0.620%) due 05/20/2022 ~		$900	$903

Asian Development Bank
1.875% due 08/10/2022		800	812
4.700% due 03/12/2024	MXN	41,000	1,906
6.000% due 02/05/2026	BRL	11,000	1,777

Australia & New Zealand Banking Group Ltd.
0.625% due 02/21/2023	EUR	400	470

Banco Santander Chile
2.700% due 01/10/2025		$2,400	2,499

Bank of America Corp.
0.981% due 09/25/2025 •		1,700	1,703
1.486% due 05/19/2024 •		2,100	2,132

Bank of Nova Scotia
0.650% due 07/31/2024		2,400	2,397
2.375% due 01/18/2023		2,700	2,773

Barclays PLC
0.625% due 11/14/2023 •	EUR	900	1,053
1.555% (US0003M + 1.430%) due 02/15/2023 ~		$700	703
2.852% due 05/07/2026 •		900	946
4.610% due 02/15/2023 •		800	812

BNP Paribas S.A.
3.500% due 03/01/2023		1,000	1,043

Canadian Imperial Bank of Commerce
0.950% due 10/23/2025		2,700	2,680

Citigroup, Inc.
0.776% due 10/30/2024 •		1,700	1,707
1.678% due 05/15/2024 •		2,300	2,345

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,400	2,369
1.106% due 02/24/2027 •		1,400	1,381

CPI Property Group S.A.
2.750% due 05/12/2026	EUR	1,000	1,271

Credit Agricole S.A.
1.145% (US0003M + 1.020%) due 04/24/2023 ~		$1,900	1,926

Credit Suisse Group AG
3.574% due 01/09/2023		800	807

Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	2,000	2,363

Equinix, Inc.
1.000% due 09/15/2025		$3,000	2,960
1.550% due 03/15/2028		1,300	1,272

Equitable Financial Life Global Funding
0.800% due 08/12/2024		1,500	1,499
1.300% due 07/12/2026		1,700	1,686

Equitable Holdings, Inc.
3.900% due 04/20/2023		780	818

European Bank for Reconstruction & Development
1.625% due 09/27/2024		2,800	2,886

Federal Realty Investment Trust
1.250% due 02/15/2026		2,100	2,083

Five Corners Funding Trust
4.419% due 11/15/2023		1,200	1,296

Hana Bank
3.375% due 01/30/2022		2,100	2,120

HAT Holdings LLC
3.375% due 06/15/2026		1,700	1,728

Host Hotels & Resorts LP
3.375% due 12/15/2029		1,700	1,751

HSBC Holdings PLC
3.033% due 11/22/2023 •		1,700	1,749

Hyundai Capital Services, Inc.
1.250% due 02/08/2026		1,800	1,774

ING Groep NV
1.400% due 07/01/2026 •		3,100	3,109

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Bank for Reconstruction & Development
2.250% due 01/17/2023	CAD	2,800	$2,262
5.310% due 02/05/2026	ZAR	26,000	1,648

International Finance Corp.
8.000% due 10/09/2023	IDR	29,000,000	2,152

Intesa Sanpaolo SpA
0.750% due 12/04/2024	EUR	2,000	2,375

JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$400	398
0.653% due 09/16/2024 •		2,800	2,808
0.768% due 08/09/2025 •		1,700	1,694

Kilroy Realty LP
3.800% due 01/15/2023		1,800	1,863

Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022		4,400	4,481

Lloyds Banking Group PLC
2.858% due 03/17/2023 •		1,800	1,820

Metropolitan Life Global Funding
0.950% due 07/02/2025		2,000	1,977

Mizuho Financial Group, Inc.
0.906% (US0003M + 0.790%) due 03/05/2023 ~		1,000	1,009
1.425% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	809
3.922% due 09/11/2024 •		$900	956

Morgan Stanley
0.864% due 10/21/2025 •		3,100	3,095

National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300	350
3.450% due 12/04/2023		$1,500	1,597
3.625% due 06/20/2023		1,500	1,584

Natwest Group PLC
2.359% due 05/22/2024 •		2,300	2,361

NongHyup Bank
0.875% due 07/28/2024		1,900	1,905
1.250% due 07/20/2025		2,800	2,791

Norinchukin Bank
1.284% due 09/22/2026		2,200	2,194

ORIX Corp.
4.050% due 01/16/2024		900	968

Pacific Life Global Funding
1.375% due 04/14/2026		1,900	1,909

PNC Financial Services Group, Inc.
2.200% due 11/01/2024		3,500	3,669

Reliance Standard Life Global Funding
2.625% due 07/22/2022		900	917

Royal Bank of Canada
3.350% due 10/22/2021		2,300	2,304

SBA Communications Corp.
4.875% due 09/01/2024		400	407

Shinhan Bank Co. Ltd.
0.250% due 10/16/2024	EUR	1,000	1,169
1.375% due 10/21/2026		$500	499

Shinhan Financial Group Co. Ltd.
1.350% due 01/10/2026		2,800	2,790

Shriram Transport Finance Co. Ltd.
4.400% due 03/13/2024		1,700	1,702

SL Green Operating Partnership LP
3.250% due 10/15/2022		900	922

Standard Chartered PLC
1.214% due 03/23/2025 •		2,500	2,505

Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024		1,700	1,695
0.934% due 10/11/2024	EUR	900	1,076

Svenska Handelsbanken AB
3.900% due 11/20/2023		$900	967

Swedbank AB
0.250% due 11/07/2022	EUR	400	467

UBS AG
7.625% due 08/17/2022 (d)		$1,900	2,013

Unibail-Rodamco-Westfield SE
1.000% due 03/14/2025	EUR	300	362

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UniCredit SpA
4.033% (US0003M + 3.900%) due 01/14/2022 ~		$600	$606
7.830% due 12/04/2023		1,200	1,374

Wells Fargo & Co.
0.805% due 05/19/2025 •		3,000	3,005

			138,964

INDUSTRIALS 6.9%

Apple, Inc.
2.850% due 02/23/2023		1,200	1,238

Chanel Ceres PLC
0.500% due 07/31/2026	EUR	1,700	1,986

CVS Health Corp.
3.700% due 03/09/2023		$273	285

Danone S.A.
2.589% due 11/02/2023		600	623
2.947% due 11/02/2026		872	931

Discovery Communications LLC
2.950% due 03/20/2023		1,300	1,345

ERAC USA Finance LLC
2.600% due 12/01/2021		300	300

IHS Markit Ltd.
5.000% due 11/01/2022		1,000	1,038

International Flavors & Fragrances, Inc.
3.200% due 05/01/2023		1,000	1,036

Kia Corp.
1.000% due 04/16/2024		2,000	2,002

Komatsu Finance America, Inc.
2.437% due 09/11/2022		500	509

Local Initiatives Support Corp.
3.005% due 03/01/2022		700	703

MercadoLibre, Inc.
2.375% due 01/14/2026		1,400	1,379

Micron Technology, Inc.
4.640% due 02/06/2024		900	977

Microsoft Corp.
2.700% due 02/12/2025		1,000	1,060

PayPal Holdings, Inc.
2.200% due 09/26/2022		1,900	1,937

RELX Capital, Inc.
3.500% due 03/16/2023		2,400	2,501

Renewable Energy Group, Inc.
5.875% due 06/01/2028		1,400	1,449

Ryder System, Inc.
2.875% due 06/01/2022		1,200	1,217

Tesco Corporate Treasury Services PLC
2.500% due 07/01/2024	EUR	1,300	1,612

Weir Group PLC
2.200% due 05/13/2026		$4,000	4,042

Wipro IT Services LLC
1.500% due 06/23/2026		2,300	2,291

			30,461

UTILITIES 7.4%

Adani Green Energy UP Ltd.
6.250% due 12/10/2024		2,300	2,499

AES Corp.
1.375% due 01/15/2026		2,100	2,074

Avangrid, Inc.
3.150% due 12/01/2024		2,200	2,346
3.200% due 04/15/2025		1,200	1,279

Azure Power Solar Energy Pvt Ltd.
5.650% due 12/24/2024		900	951

British Telecommunications PLC
4.500% due 12/04/2023		2,000	2,159

Continuum Energy Levanter Pte Ltd.
4.500% due 02/09/2027		1,985	2,057

Electricite de France S.A.
3.625% due 10/13/2025		500	544

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enel Finance International NV
1.375% due 07/12/2026	$1,200	$1,194
2.650% due 09/10/2024	2,100	2,201

Eversource Energy
0.800% due 08/15/2025	2,400	2,364
2.750% due 03/15/2022	1,600	1,614

Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	1,600	1,637
5.950% due 07/29/2026	1,400	1,485

Hanwha Energy USA Holdings Corp.
2.375% due 07/30/2022	2,200	2,231

India Green Energy Holdings
5.375% due 04/29/2024	500	520

India Green Power Holdings
4.000% due 02/22/2027	2,700	2,720

NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/2023	900	926

Southern Power Co.
0.900% due 01/15/2026	2,000	1,963

		32,764

Total Corporate Bonds & Notes (Cost $200,169)		202,189

MUNICIPAL BONDS & NOTES 2.5%

CALIFORNIA 1.9%

California Health Facilities Financing Authority Revenue Notes, Series 2019
2.020% due 06/01/2024	3,000	3,108

California Health Facilities Financing Authority Revenue Notes, Series 2020
1.168% due 06/01/2026	1,000	1,000

California Municipal Finance Authority Revenue Notes, Series 2020
1.605% due 11/01/2023	1,000	1,013

San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.864% due 11/01/2021	1,500	1,502
1.949% due 11/01/2022	695	708
1.982% due 11/01/2023	740	763

		8,094

CONNECTICUT 0.3%

Connecticut State General Obligation Notes, Series 2020
2.500% due 07/01/2022	1,300	1,322

NEW YORK 0.3%

New York City Housing Development Corp. Revenue Notes, Series 2021
0.517% due 11/01/2024	100	100
0.823% due 05/01/2025	225	223
0.923% due 11/01/2025	250	247
1.023% due 05/01/2026	650	641
1.123% due 11/01/2026	250	246

		1,457

Total Municipal Bonds & Notes (Cost $10,718)		10,873

U.S. GOVERNMENT AGENCIES 16.3%

Fannie Mae
0.434% due 09/25/2042 •	36	36
0.700% due 07/30/2025	8,200	8,169
1.000% due 01/25/2043	7	7
1.299% due 07/01/2042 •	8	8
1.349% due 09/01/2041 •	22	22
1.627% due 11/01/2034 •	3	3
1.701% due 05/01/2035 •	2	2
1.870% due 11/01/2035 •	4	4
2.000% due 08/01/2035 •	27	29
2.030% due 11/01/2035 •	7	8
2.202% due 07/01/2035 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.226% due 08/01/2029 •	$6	$6
3.500% due 02/25/2043 (a)	500	34
5.000% due 01/25/2040 - 07/25/2040	141	159
5.067% due 12/25/2042 ~	4	4
5.750% due 10/25/2035	6	7
5.953% due 02/01/2031 •	2	3

Freddie Mac
0.496% due 12/15/2042 •	647	654
0.650% due 10/22/2025 - 10/27/2025	8,200	8,144
0.680% due 08/06/2025	8,200	8,168
0.794% due 10/15/2037 •	36	36
0.800% due 10/28/2026	1,700	1,679
0.826% due 02/25/2031	3,772	3,643
1.257% due 09/25/2030 ~(a)	13,990	1,228
1.299% due 02/25/2045 •	17	17
1.984% due 06/01/2035 •	17	18
2.000% due 11/15/2026	186	189
2.055% due 07/01/2035 •	4	4
2.269% due 08/01/2035 •	17	18
2.700% due 08/01/2023	3,595	3,620
2.875% due 04/25/2026	1,900	2,040
2.939% due 04/25/2029	1,900	2,084
4.000% due 06/01/2048	587	638
5.000% due 10/01/2033	4	4
6.500% due 07/25/2043	44	53
9.546% due 08/15/2044 •	183	234

Ginnie Mae
0.386% due 10/20/2043 •	446	446
0.540% due 04/20/2065 •	122	122
0.550% due 02/20/2067 •	496	497
0.563% due 06/20/2065 •	210	210
0.590% due 07/20/2067 •	967	971
0.670% due 05/20/2066 •	175	176
0.690% due 04/20/2065 •	162	163
0.720% due 03/20/2065 •	758	764
0.740% due 11/20/2065 •	353	355
0.810% due 02/20/2066 •	369	371
0.860% due 10/20/2066 •	641	650
1.031% due 06/20/2067 •	864	876
1.875% due 06/20/2027 •	4	4
2.000% due 05/20/2030 - 02/20/2032 •	13	13
3.500% due 05/20/2049 - 08/20/2049	2,664	2,890
4.000% due 06/20/2048	1,021	1,112

Uniform Mortgage-Backed Security
2.500% due 07/01/2050	2,461	2,548
4.000% due 08/01/2047 - 08/01/2048	1,047	1,131
5.500% due 01/01/2025 - 02/01/2028	63	66
6.000% due 05/01/2037	0	1

Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2036 - 12/01/2051	17,000	17,367
3.000% due 12/01/2051	600	626

Total U.S. Government Agencies (Cost $72,135)		72,332

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%

American Home Mortgage Investment Trust
2.155% due 02/25/2045 •	2	2

Banc of America Funding Trust
2.778% due 05/25/2035 ~	88	91

Banc of America Mortgage Trust
2.537% due 08/25/2034 ~	42	44
3.604% due 03/25/2033 ~	86	87

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033	2,200	2,388

Bear Stearns Adjustable Rate Mortgage Trust
2.259% due 01/25/2034 ~	5	5

Bear Stearns ALT-A Trust
2.622% due 05/25/2035 ~	27	27
2.910% due 09/25/2035 ^~	8	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Beast Mortgage Trust
1.300% due 03/15/2036 •		$1,500	$1,504

Citigroup Mortgage Loan Trust
0.156% due 01/25/2037 •		32	30
2.470% due 05/25/2035 •		3	3
2.470% due 10/25/2035 •		3	3

Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•		37	38
2.684% due 02/20/2035 ~		6	6
2.802% due 11/25/2034 ~		15	15

DROP Mortgage Trust
1.230% due 04/15/2026 •		1,800	1,808

Eurosail PLC
1.017% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	826	1,116

Extended Stay America Trust
1.164% due 07/15/2038 •		$2,288	2,298

First Horizon Alternative Mortgage Securities Trust
2.396% due 01/25/2035 ~		83	86

FirstMac Mortgage Funding Trust
1.060% due 03/08/2049 •	AUD	173	126
1.310% due 03/08/2049 •		800	584

GCCFC Commercial Mortgage Trust
0.884% due 02/15/2038 •		$1,700	1,702

Gemgarto PLC
0.640% due 12/16/2067 •	GBP	1,715	2,322

GMAC Mortgage Corp. Loan Trust
3.729% due 11/19/2035 ~		$5	5

Great Hall Mortgages PLC
0.252% due 06/18/2039 •		91	90

GSR Mortgage Loan Trust
2.122% due 06/25/2034 ~		8	9
2.622% due 11/25/2035 ~		30	31
2.859% due 09/25/2035 ~		25	26

JP Morgan Chase Commercial Mortgage Securities Trust
0.884% due 04/15/2038 •		2,268	2,278

JP Morgan Mortgage Trust
5.750% due 01/25/2036 ^		23	16

One New York Plaza Trust
1.034% due 01/15/2026 •		2,200	2,210

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.646% due 12/25/2035 •		31	31

Prime Mortgage Trust
0.486% due 02/25/2034 •		1	1

RBSSP Resecuritization Trust
2.106% due 12/25/2035 ~		2	2

Residential Mortgage Securities PLC
1.300% due 06/20/2070 •	GBP	1,010	1,375

Structured Adjustable Rate Mortgage Loan Trust
1.492% due 01/25/2035 ^•		$31	29
2.440% due 02/25/2034 ~		17	18

Structured Asset Mortgage Investments Trust
0.346% due 03/25/2037 •		47	19
0.587% due 07/19/2035 •		9	9
0.646% due 02/25/2036 ^•		15	15

STWD Mortgage Trust
1.134% due 04/15/2034 •		2,300	2,310

Towd Point Mortgage Funding
0.950% due 07/20/2045 •	GBP	1,998	2,702

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •		604	821

VASA Trust
0.984% due 07/15/2039 •		$2,600	2,604

WaMu Mortgage Pass-Through Certificates Trust
0.626% due 12/25/2045 •		8	8
0.666% due 10/25/2045 •		51	51
0.826% due 11/25/2034 •		30	29
1.492% due 06/25/2042 •		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $28,806)			28,985

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	29

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 2.7%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.196% due 03/25/2035 •	$1,300	$1,304

Bear Stearns Asset-Backed Securities Trust
1.086% due 10/25/2037 •	28	28

Countrywide Asset-Backed Certificates
0.506% due 01/25/2045 •	168	168

Countrywide Asset-Backed Certificates Trust, Inc.
0.826% due 12/25/2034 •	1,078	1,066

Edsouth Indenture LLC
1.236% due 09/25/2040 •	37	37

GE-WMC Mortgage Securities Trust
0.166% due 08/25/2036 •	2	1

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048	2,306	2,303

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048	1,064	1,068

Massachusetts Educational Financing Authority
1.075% due 04/25/2038 •	14	14

Morgan Stanley ABS Capital, Inc. Trust
0.186% due 07/25/2036 •	9	5

NovaStar Mortgage Funding Trust
0.406% due 05/25/2036 •	187	185

Securitized Asset-Backed Receivables LLC Trust
0.146% due 12/25/2036 ^•	43	14

SLC Student Loan Trust
0.226% due 03/15/2027 •	73	73

SLM Student Loan Trust
0.215% due 01/26/2026 •	11	11
0.245% due 01/25/2027 •	102	101
0.275% due 10/25/2029 •	250	249

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Investment Loan Trust
0.791% due 03/25/2034 •		$73	$72
1.061% due 10/25/2033 •		8	8

Sunrun Demeter Issuer
2.270% due 01/30/2057		3,100	3,109

Tricolor Auto Securitization Trust
0.740% due 04/15/2024		2,033	2,034

Total Asset-Backed Securities (Cost $11,577)			11,850

SOVEREIGN ISSUES 4.3%

Development Bank of Japan, Inc.
0.875% due 10/10/2025	EUR	680	819

Hong Kong Government International Bond
2.500% due 05/28/2024		$1,800	1,893

Korea Development Bank
0.500% due 10/27/2023		2,100	2,100
4.800% due 06/10/2023	IDR	35,000,000	2,448

Korea Government International Bond
2.000% due 06/19/2024		$1,200	1,248

Mexico Government International Bond
1.350% due 09/18/2027	EUR	1,700	2,031

Nederlandse Waterschapsbank NV
2.125% due 11/15/2021		$2,100	2,105

Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		900	934

Province of Quebec
1.650% due 03/03/2022	CAD	1,000	794
2.450% due 03/01/2023		3,000	2,436

Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,900	2,133

Total Sovereign Issues (Cost $18,691)			18,941

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 25.0%

REPURCHASE AGREEMENTS (e) 0.3%
			$1,389

ISRAEL TREASURY BILLS 0.8%
0.004% due 04/06/2022 (b)(c)	ILS	11,000	3,411

U.S. TREASURY BILLS 17.4%
0.045% due 10/05/2021 - 03/31/2022 (b)(c)(g)		$76,900	76,888

U.S. TREASURY CASH MANAGEMENT BILLS 6.5%
0.044% due 01/04/2022 - 01/18/2022 (b)(c)		29,000	28,998

Total Short-Term Instruments (Cost $110,627)			110,686

Total Investments in Securities (Cost $452,723)			455,856

Total Investments 103.0% (Cost $452,723)			$455,856

Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $(21))			593

Other Assets and Liabilities, net (3.1)%			(13,995)

Net Assets 100.0%			$442,454

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$1,389	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(1,417)	$1,389	$1,389

Total Repurchase Agreements						$(1,417)	$1,389	$1,389

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.3)%
Uniform Mortgage-Backed Security, TBA	4.000%	10/01/2051	$26,100	$(27,968)	$(27,965)

Total Short Sales (6.3)%				$(27,968)	$(27,965)

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$1,389	$0	$0	$1,389	$(1,417)	$(28)

Total Borrowings and Other Financing Transactions	$1,389	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2021	675	$148,537	$(85)	$27	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2021	210	$(27,638)	$430	$0	$(30)
U.S. Treasury 30-Year Bond December Futures	12/2021	46	(7,324)	229	0	(6)
United Kingdom Long Gilt December Futures	12/2021	34	(5,733)	143	23	(4)

				$802	$23	$(40)

Total Futures Contracts				$717	$50	$(40)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Valeo SA	1.000%	Quarterly	06/20/2026	1.225%	EUR	1,000	$(18)	$6	$(12)	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	1,800	$(32)	$193	$161	$27	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024	JPY	1,180,000	18	(9)	9	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		20,000	(1)	(1)	(2)	0	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,000	1	1	2	0	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		99,000	0	(68)	(68)	0	(2)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		40,000	(1)	(46)	(47)	0	(2)
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051		31,000	(1)	0	(1)	0	(2)
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		23,000	13	(2)	11	0	(1)
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051		176,000	0	(12)	(12)	0	(9)
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051		21,000	0	(2)	(2)	0	(1)
Receive	6-Month JPY-LIBOR	0.572	Semi-Annual	04/07/2051		11,000	0	(1)	(1)	0	(1)

							$(3)	$53	$50	$28	$(18)

Total Swap Agreements							$(21)	$59	$38	$28	$(19)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	31

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$50	$28	$78	$0	$(40)	$(19)	$(59)

(g)

Securities with an aggregate market value of $759 and cash of $1,640 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021		$8,760	GBP	6,479	$0	$(31)
	11/2021	GBP	6,479		$8,761	31	0

BPS	10/2021	AUD	2,099		1,541	23	0
	10/2021	BRL	10,702		1,968	2	0
	10/2021		$2,206	AUD	3,035	0	(12)
	10/2021		2,025	BRL	10,702	0	(60)
	11/2021	BRL	10,702		$2,016	60	0
	11/2021	MXN	40,922		2,027	55	0
	12/2021	ZAR	3,735		260	15	0

BRC	11/2021	JPY	16,400		149	1	0

CBK	10/2021		$471	GBP	344	0	(7)
	12/2021	ZAR	4,624		$319	15	0
	04/2022	ILS	11,000		3,367	0	(53)

GLM	12/2021	IDR	20,257,135		1,407	4	0
	12/2021	ZAR	3,558		246	12	0

HUS	11/2021	EUR	1,783		2,094	27	0
	12/2021	IDR	5,954,024		414	1	0
	12/2021	ZAR	4,662		322	15	0

JPM	11/2021	IDR	17,669,326		1,230	2	0

MYI	10/2021	BRL	10,702		1,979	14	0
	10/2021		$1,968	BRL	10,702	0	(2)
	11/2021	IDR	5,783,968		$402	0	0
	12/2021	ZAR	1,014		71	4	0

SCX	10/2021	GBP	6,823		9,350	157	0
	12/2021	IDR	12,290,470		856	4	0
	12/2021	ZAR	4,245		296	17	0

TOR	10/2021	CAD	7,106		5,623	13	0
	10/2021		$5,609	CAD	7,106	1	0
	11/2021	CAD	7,106		$5,609	0	(1)
	12/2021	IDR	6,159,061		428	2	0

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
UAG	11/2021	EUR	15,266	$17,949	$251	$0
	12/2021	ZAR	4,683	322	14	0

Total Forward Foreign Currency Contracts					$740	$(166)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$31	$0	$0	$31	$(31)	$0	$0	$(31)	$0	$0	$0
BPS	155	0	0	155	(72)	0	0	(72)	83	0	83
BRC	1	0	0	1	0	0	0	0	1	0	1
CBK	15	0	0	15	(60)	0	0	(60)	(45)	0	(45)
GLM	16	0	0	16	0	0	0	0	16	0	16
HUS	43	0	0	43	0	0	0	0	43	0	43
JPM	2	0	0	2	0	0	0	0	2	0	2
MYI	18	0	0	18	(2)	0	0	(2)	16	0	16
SCX	178	0	0	178	0	0	0	0	178	0	178
TOR	16	0	0	16	(1)	0	0	(1)	15	0	15
UAG	265	0	0	265	0	0	0	0	265	0	265

Total Over the Counter	$740	$0	$0	$740	$(166)	$0	$0	$(166)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$50	$50
Swap Agreements	0	0	0	0	28	28

	$0	$0	$0	$0	$78	$78

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$740	$0	$740

	$0	$0	$0	$740	$78	$818

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$40	$40
Swap Agreements	0	1	0	0	18	19

	$0	$1	$0	$0	$58	$59

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$166	$0	$166

	$0	$1	$0	$166	$58	$225

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	33

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)	September 30, 2021	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(722)	$(722)
Swap Agreements	0	2	0	0	(281)	(279)

	$0	$2	$0	$0	$(1,003)	$(1,001)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,642	$0	$1,642

	$0	$2	$0	$1,642	$(1,003)	$641

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(17)	$(17)
Swap Agreements	0	6	0	0	246	252

	$0	$6	$0	$0	$229	$235

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,584)	$0	$(1,584)

	$0	$6	$0	$(1,584)	$229	$(1,349)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$138,964	$0	$138,964
Industrials	0	30,461	0	30,461
Utilities	0	32,764	0	32,764
Municipal Bonds & Notes
California	0	8,094	0	8,094
Connecticut	0	1,322	0	1,322
New York	0	1,457	0	1,457
U.S. Government Agencies	0	72,332	0	72,332
Non-Agency Mortgage-Backed Securities	0	28,985	0	28,985
Asset-Backed Securities	0	11,850	0	11,850
Sovereign Issues	0	18,941	0	18,941
Short-Term Instruments
Repurchase Agreements	0	1,389	0	1,389
Israel Treasury Bills	0	3,411	0	3,411
U.S. Treasury Bills	0	76,888	0	76,888
U.S. Treasury Cash Management Bills	0	28,998	0	28,998

Total Investments	$0	$455,856	$0	$455,856

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,965)	$0	$(27,965)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23	55	0	78
Over the counter	0	740	0	740

	$23	$795	$0	$818

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(55)	0	(59)
Over the counter	0	(166)	0	(166)

	$(4)	$(221)	$0	$(225)

Total Financial Derivative Instruments	$19	$574	$0	$593

Totals	$19	$428,465	$0	$428,484

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Short Asset Investment Fund	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.1%

CORPORATE BONDS & NOTES 47.0%

BANKING & FINANCE 26.7%

AerCap Ireland Capital DAC
3.500% due 05/26/2022	$11,374	$11,565
3.950% due 02/01/2022	6,886	6,944
4.450% due 12/16/2021	2,705	2,718
4.625% due 07/01/2022	5,545	5,711

Ally Financial, Inc.
4.125% due 02/13/2022	21,938	22,231
4.625% due 05/19/2022	4,548	4,667

American Express Co.
0.721% (US0003M + 0.600%) due 11/05/2021 ~	1,432	1,432
0.751% (US0003M + 0.620%) due 05/20/2022 ~	1,200	1,204

American Honda Finance Corp.
0.406% (US0003M + 0.290%) due 12/10/2021 ~	10,000	10,007
0.471% (US0003M + 0.350%) due 11/05/2021 ~	223	223

American Tower Corp.
2.250% due 01/15/2022	13,118	13,189
4.700% due 03/15/2022	13,543	13,805

Athene Global Funding
1.360% (US0003M + 1.230%) due 07/01/2022 ~	44,340	44,697
4.000% due 01/25/2022	8,490	8,590

Aviation Capital Group LLC
2.875% due 01/20/2022	6,945	6,982

Avolon Holdings Funding Ltd.
3.625% due 05/01/2022	2,516	2,554

Bank of Nova Scotia
0.310% (SOFRRATE + 0.260%) due 09/15/2023 ~	4,200	4,206

Barclays PLC
1.555% (US0003M + 1.430%) due 02/15/2023 ~	2,000	2,009
1.744% (US0003M + 1.625%) due 01/10/2023 ~	36,250	36,374
4.610% due 02/15/2023 •	3,500	3,554

BPCE S.A.
0.490% (SOFRRATE + 0.440%) due 02/17/2022 ~	15,400	15,423

Brixmor Operating Partnership LP
1.176% (US0003M + 1.050%) due 02/01/2022 ~	9,000	9,020

Caterpillar Financial Services Corp.
0.358% (US0003M + 0.220%) due 01/06/2022 ~	13,800	13,809

Citigroup, Inc.
2.312% due 11/04/2022 •	34,475	34,528

CK Hutchison International Ltd.
1.875% due 10/03/2021	3,458	3,458
2.875% due 04/05/2022	18,687	18,916

CNH Industrial Capital LLC
3.875% due 10/15/2021	12,608	12,622

Cooperatieve Rabobank UA
0.949% (US0003M + 0.830%) due 01/10/2022 ~	6,500	6,515

Credit Agricole S.A.
1.549% (US0003M + 1.430%) due 01/10/2022 ~	1,450	1,456

Credit Suisse AG
0.430% (SOFRRATE + 0.380%) due 08/09/2023 ~	42,700	42,848

Danske Bank A/S
1.174% (US0003M + 1.060%) due 09/12/2023 ~	24,800	25,096
2.700% due 03/02/2022	2,800	2,828
5.000% due 01/12/2022	5,613	5,681
5.000% due 01/12/2023 •	2,050	2,074

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DBS Group Holdings Ltd.
0.745% (US0003M + 0.620%) due 07/25/2022 ~	$24,000	$24,104

Deutsche Bank AG
1.315% (US0003M + 1.190%) due 11/16/2022 ~	275	278
3.300% due 11/16/2022	5,500	5,675
4.250% due 10/14/2021	31,001	31,035
5.000% due 02/14/2022	2,800	2,846

First Abu Dhabi Bank PJSC
1.076% (US0003M + 0.950%) due 04/16/2022 ~	9,300	9,332

GA Global Funding Trust
1.000% due 04/08/2024	15,400	15,470

General Motors Financial Co., Inc.
1.222% (US0003M + 1.100%) due 11/06/2021 ~	2,600	2,602
1.442% (US0003M + 1.310%) due 06/30/2022 ~	12,648	12,746
1.683% (US0003M + 1.550%) due 01/14/2022 ~	12,122	12,167
3.150% due 06/30/2022	4,318	4,396
3.450% due 01/14/2022	604	608
3.450% due 04/10/2022	1,410	1,425
3.550% due 07/08/2022	2,020	2,068
4.200% due 11/06/2021	8,493	8,523

Goldman Sachs Group, Inc.
0.460% due 01/27/2023 •	4,700	4,703
0.909% (US0003M + 0.780%) due 10/31/2022 ~	38,497	38,517
2.876% due 10/31/2022 •	801	802

Hana Bank
0.846% (US0003M + 0.700%) due 10/02/2022 ~	6,000	6,023
0.914% (US0003M + 0.800%) due 03/13/2023 ~	1,780	1,791
2.125% due 10/18/2021	12,500	12,509
3.375% due 01/30/2022	2,500	2,524

Harley-Davidson Financial Services, Inc.
4.050% due 02/04/2022	28,585	28,933

HSBC Bank Canada
3.300% due 11/28/2021	4,490	4,511

HSBC Holdings PLC
1.638% (US0003M + 1.500%) due 01/05/2022 ~	1,750	1,757
3.262% due 03/13/2023 •	10,018	10,145

HSH Portfoliomanagement AoeR
0.457% (US0003M + 0.330%) due 11/19/2021 ~	6,000	6,002

Hutchison Whampoa International Ltd.
3.250% due 11/08/2022	4,800	4,944
4.625% due 01/13/2022	15,180	15,352

Hyundai Capital Services, Inc.
3.000% due 03/06/2022	4,750	4,799
3.000% due 08/29/2022	10,483	10,716

ING Groep NV
1.282% (US0003M + 1.150%) due 03/29/2022 ~	50,571	50,863

International Bank for Reconstruction & Development
0.650% due 02/10/2026	50,000	49,437

International Lease Finance Corp.
5.875% due 08/15/2022	840	879
8.625% due 01/15/2022	2,157	2,206

JPMorgan Chase & Co.
0.630% (SOFRRATE + 0.580%) due 03/16/2024 ~	8,000	8,031

Kookmin Bank
0.918% (US0003M + 0.780%) due 04/03/2023 ~	4,600	4,635
3.625% due 10/23/2021	2,000	2,003

MDGH - GMTN BV
5.500% due 03/01/2022	15,000	15,315

Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022	2,200	2,243
3.406% due 02/28/2022	6,300	6,360

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitsubishi UFJ Financial Group, Inc.
0.816% (US0003M + 0.700%) due 03/07/2022 ~	$1,300	$1,304

Mizuho Financial Group, Inc.
0.966% (US0003M + 0.840%) due 07/16/2023 ~	44,300	44,545
0.994% (US0003M + 0.880%) due 09/11/2022 ~	15,925	16,063

Morgan Stanley
0.750% (SOFRRATE + 0.700%) due 01/20/2023 ~	5,542	5,556
1.525% (US0003M + 1.400%) due 10/24/2023 ~	8,113	8,223

MUFG Union Bank N.A.
0.760% (SOFRRATE + 0.710%) due 12/09/2022 ~	5,650	5,685

NatWest Markets PLC
1.712% (US0003M + 1.400%) due 09/29/2022 ~	45,000	45,686

New York Life Global Funding
0.414% (US0003M + 0.280%) due 01/21/2022 ~	6,000	6,006

Nissan Motor Acceptance Co. LLC
0.779% (US0003M + 0.650%) due 07/13/2022 ~	700	701
1.019% (US0003M + 0.890%) due 01/13/2022 ~	8,713	8,728
2.650% due 07/13/2022	800	812
2.800% due 01/13/2022	514	517

NTT Finance Corp.
0.373% due 03/03/2023	13,700	13,714

Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022	1,800	1,820

ORIX Corp.
2.900% due 07/18/2022	27,002	27,556
3.200% due 01/19/2022	550	554

Park Aerospace Holdings Ltd.
5.250% due 08/15/2022	6,425	6,657

QNB Finance Ltd.
1.126% (US0003M + 1.000%) due 05/02/2022 ~	9,100	9,140
1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~	8,400	8,429

Santander Holdings USA, Inc.
3.700% due 03/28/2022	4,135	4,188
4.450% due 12/03/2021	21,165	21,232

SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022	14,017	14,268

Standard Chartered PLC
1.284% (US0003M + 1.150%) due 01/20/2023 ~	1,900	1,906
4.247% due 01/20/2023 •	798	806

Sumitomo Mitsui Financial Group, Inc.
0.899% (US0003M + 0.780%) due 07/12/2022 ~	685	689

Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/12/2023	31,745	31,943

Synchrony Bank
3.000% due 06/15/2022	11,142	11,326

Synchrony Financial
2.850% due 07/25/2022	2,169	2,209

UBS AG
0.370% (SOFRRATE + 0.320%) due 06/01/2023 ~	11,000	11,035

Woori Bank
0.996% (US0003M + 0.870%) due 02/01/2023 ~	1,200	1,209

		1,138,718

INDUSTRIALS 13.3%

7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~	22,078	22,084
0.625% due 02/10/2023	1,200	1,201

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	35

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AbbVie, Inc.
0.587% (US0003M + 0.460%) due 11/19/2021 ~	$11,700	$11,708
2.150% due 11/19/2021	1,400	1,403
3.450% due 03/15/2022	6,000	6,054

Arrow Electronics, Inc.
3.500% due 04/01/2022	13,838	13,977

BAT Capital Corp.
1.005% (US0003M + 0.880%) due 08/15/2022 ~	27,788	27,947

BAT International Finance PLC
3.250% due 06/07/2022	4,706	4,794

BMW U.S. Capital LLC
0.430% (SOFRRATE + 0.380%) due 08/12/2024 ~	16,800	16,893

Boeing Co.
1.167% due 02/04/2023	36,871	36,955
2.200% due 10/30/2022	13,198	13,387

CenterPoint Energy Resources Corp.
0.620% (US0003M + 0.500%) due 03/02/2023 ~	11,700	11,702

Central Nippon Expressway Co. Ltd.
0.585% (US0003M + 0.460%) due 02/15/2022 ~	10,200	10,214
0.686% (US0003M + 0.560%) due 11/02/2021 ~	6,500	6,502
0.929% due 03/03/2022 •	13,760	13,798
2.849% due 03/03/2022	800	808

Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~	900	926
4.464% due 07/23/2022	39,953	40,973

Cigna Corp.
0.613% due 03/15/2024	7,800	7,786

Daimler Finance North America LLC
0.791% (US0003M + 0.670%) due 11/05/2021 ~	2,690	2,692
1.025% (US0003M + 0.900%) due 02/15/2022 ~	47,400	47,552

Danone S.A.
2.077% due 11/02/2021	3,300	3,300

Dolphin Energy Ltd. LLC
5.500% due 12/15/2021	41,935	42,359

Enbridge, Inc.
0.625% (US0003M + 0.500%) due 02/18/2022 ~	46,000	46,089

Energy Transfer LP
5.200% due 02/01/2022	5,173	5,192

ERAC USA Finance LLC
3.300% due 10/15/2022	3,355	3,454

GATX Corp.
0.841% (US0003M + 0.720%) due 11/05/2021 ~	16,800	16,812

Hyundai Capital America
1.150% due 11/10/2022	1,000	1,005
2.850% due 11/01/2022	6,120	6,268
3.000% due 06/20/2022	2,591	2,636
3.100% due 04/05/2022	9,841	9,970
3.950% due 02/01/2022	7,044	7,124

Imperial Brands Finance PLC
3.750% due 07/21/2022	10,568	10,777

Komatsu Finance America, Inc.
2.437% due 09/11/2022	500	509

Kraft Heinz Foods Co.
3.500% due 06/06/2022	5,782	5,884

Lennar Corp.
4.125% due 01/15/2022	5,926	5,933

Martin Marietta Materials, Inc.
0.650% due 07/15/2023	7,100	7,114

NXP BV
3.875% due 09/01/2022	1,017	1,047

Panasonic Corp.
2.536% due 07/19/2022	16,645	16,890

Penske Truck Leasing Co. LP
3.375% due 02/01/2022	2,531	2,543
4.875% due 07/11/2022	190	196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ryder System, Inc.
2.875% due 06/01/2022	$3,900	$3,957

Sabine Pass Liquefaction LLC
6.250% due 03/15/2022	1,775	1,795

SK Telecom Co. Ltd.
3.750% due 04/16/2023	200	209

Suntory Holdings Ltd.
2.550% due 06/28/2022	2,000	2,029

Verisk Analytics, Inc.
4.125% due 09/12/2022	2,719	2,816

Volkswagen Group of America Finance LLC
1.063% (US0003M + 0.940%) due 11/12/2021 ~	32,400	32,434
2.900% due 05/13/2022	1,300	1,320
4.000% due 11/12/2021	9,700	9,738

Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	18,300	18,472

		567,228

UTILITIES 7.0%

AT&T, Inc.
0.690% (SOFRRATE + 0.640%) due 03/25/2024 ~	17,600	17,633

Atmos Energy Corp.
0.496% (US0003M + 0.380%) due 03/09/2023 ~	37,800	37,805

BG Energy Capital PLC
4.000% due 10/15/2021	2,670	2,674

British Transco International Finance BV
0.000% due 11/04/2021 (a)	17,830	17,832

Duke Energy Corp.
0.300% (SOFRRATE + 0.250%) due 06/10/2023 ~	13,000	13,020
0.764% (US0003M + 0.650%) due 03/11/2022 ~	3,700	3,709

Duke Energy Florida LLC
0.372% (US0003M + 0.250%) due 11/26/2021 ~	8,800	8,803

Duke Energy Progress LLC
0.305% (US0003M + 0.180%) due 02/18/2022 ~	20,318	20,319

Hanwha Energy USA Holdings Corp.
2.375% due 07/30/2022	2,729	2,767

KT Corp.
2.625% due 08/07/2022	6,150	6,253

Mississippi Power Co.
0.350% (SOFRRATE + 0.300%) due 06/28/2024 ~	5,000	5,006

NextEra Energy Capital Holdings, Inc.
0.401% (US0003M + 0.270%) due 02/22/2023 ~	37,700	37,704

Oklahoma Gas and Electric Co.
0.553% due 05/26/2023	4,500	4,500

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	62,130	62,157

Plains All American Pipeline LP
3.650% due 06/01/2022	497	504

Southern California Edison Co.
0.389% (US0003M + 0.270%) due 12/03/2021 ~	40,100	40,106
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~	15,000	15,040

		295,832

Total Corporate Bonds & Notes (Cost $2,000,804)		2,001,778

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.1%

California State General Obligation Bonds, Series 2017
0.863% (US0001M + 0.780%) due 04/01/2047 ~	6,000	6,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.2%

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.156% (0.67*US0001M + 1.100%) due 01/01/2042 ~	$7,000	$7,010

Total Municipal Bonds & Notes (Cost $13,000)		13,013

U.S. GOVERNMENT AGENCIES 21.3%

Fannie Mae
0.386% due 04/25/2036 - 06/25/2042 •	1,546	1,554
0.436% due 07/25/2036 - 06/25/2043 •	238	239
0.446% due 11/25/2044 - 09/25/2055 •	24,026	24,150
0.486% due 02/25/2042 •	435	439
0.496% due 09/25/2049 •	8,306	8,310
0.536% due 07/25/2049 - 08/25/2049 •	1,913	1,932
0.546% due 07/25/2046 - 08/25/2050 •	7,843	7,867
0.586% due 02/25/2042 •	302	307
0.606% due 03/25/2042 •	79	80
0.626% due 07/25/2037 •	65	66
0.636% due 10/25/2041 •	119	120
0.875% due 12/18/2026	50,000	49,466
0.896% due 05/25/2050 •	9,453	9,538
2.069% due 05/01/2038 •	3,979	4,207

Federal Home Loan Bank
0.620% due 12/09/2024	37,000	36,967
0.650% due 02/26/2026	18,500	18,300
0.680% due 02/24/2026	60,100	59,521
0.750% due 02/24/2026	83,700	83,420
0.790% due 02/25/2026	34,500	34,299
0.960% due 03/05/2026	82,000	81,923
1.110% due 07/27/2026	6,667	6,668

Freddie Mac
0.384% due 04/15/2037 •	322	324
0.414% due 07/15/2037 •	321	324
0.416% due 05/15/2038 •	930	936
0.426% due 05/15/2041 •	997	999
0.436% due 06/15/2040 •	2,075	2,076
0.446% due 10/15/2037 - 09/15/2044 •	38,533	38,755
0.484% due 03/15/2040 - 11/15/2043 •	563	567
0.534% due 06/15/2049 •	4,339	4,372
0.584% due 08/15/2041 •	13	13
0.600% due 10/15/2025	50,000	49,567
0.604% due 12/15/2041 •	365	371
0.634% due 09/15/2037 - 11/15/2041 •	589	599
0.650% due 10/22/2025 - 10/27/2025	105,000	104,280
0.664% due 07/15/2037 •	427	435
0.680% due 08/06/2025	33,300	33,170
0.684% due 11/15/2037 •	79	80
0.750% due 06/23/2026	40,000	39,586
0.800% due 10/27/2026 - 10/28/2026	75,000	74,070
1.000% due 09/15/2044 - 11/25/2050	38,916	38,731
1.034% due 01/15/2032 •	185	189
1.084% due 01/15/2039 •	44	45
1.586% due 05/15/2033 •	150	155

Ginnie Mae
0.290% due 06/20/2066 •	66	66
0.397% due 04/20/2037 •	840	843
0.450% due 06/20/2051 •	44,557	44,498
0.490% due 01/20/2068 •	137	138
0.506% due 07/20/2043 •	573	578
0.537% due 06/20/2049 •	8,191	8,243
0.547% due 05/20/2049 •	2,284	2,287
0.560% due 08/20/2065 •	770	774
0.590% due 12/20/2060 - 07/20/2064 •	287	288
0.660% due 04/20/2062 •	473	475
0.770% due 08/20/2061 •	58	59

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.785% due 01/16/2040 •	$958	$973
0.790% due 10/20/2065 •	20	20
0.827% due 02/20/2040 •	778	789
0.837% due 03/20/2040 •	2,328	2,363
0.840% due 08/20/2067 •	1,156	1,171
0.857% due 04/20/2040 •	1,758	1,786
0.860% due 02/20/2066 •	30	30
0.887% due 03/20/2040 •	1,859	1,890
0.890% due 05/20/2066 •	3,866	3,919
1.032% due 09/20/2067 •	1,236	1,255
2.250% due 06/20/2071 «•	11,267	12,157
2.724% due 09/20/2066 ~	4,146	4,380

Total U.S. Government Agencies (Cost $912,253)		907,999

U.S. TREASURY OBLIGATIONS 5.1%

U.S. Treasury Notes
0.375% due 09/15/2024	217,100	216,184

Total U.S. Treasury Obligations (Cost $216,051)		216,184

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	6,923	6,937

Bancorp Commercial Mortgage Trust
1.214% due 09/15/2036 •	840	840

Brass PLC
0.825% due 11/16/2066 •	1,790	1,798

Commercial Mortgage Trust
3.421% due 07/10/2048	5,621	5,876
4.388% due 07/10/2045 ~	6,800	7,164

CRSNT Commercial Mortgage Trust
0.910% due 04/15/2036 •	15,000	15,027

CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050	6,895	7,161
3.718% due 08/15/2048	9,396	10,186

Gosforth Funding PLC
0.579% due 08/25/2060 •	1,485	1,487

JPMBB Commercial Mortgage Securities Trust
3.017% due 02/15/2048	1,808	1,886
3.659% due 11/15/2045	1,229	1,267

Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~	3,895	3,911

MFA Trust
1.381% due 04/25/2065 ~	8,168	8,198

Morgan Stanley Bank of America Merrill Lynch Trust
2.918% due 02/15/2046	10,000	10,227

Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~	4,000	4,097

RESIMAC Premier
0.785% due 07/10/2052 •	3,793	3,796

Towd Point HE Trust
0.918% due 02/25/2063 ~	6,846	6,850

UBS-Barclays Commercial Mortgage Trust
0.873% due 04/10/2046 •	13,115	13,091

Wells Fargo-RBS Commercial Mortgage Trust
1.284% due 06/15/2045 •	4,235	4,233
3.071% due 03/15/2045	19,789	20,228
3.337% due 06/15/2046	20,400	21,238

Total Non-Agency Mortgage-Backed Securities (Cost $155,941)		155,498

ASSET-BACKED SECURITIES 16.1%

American Money Management Corp. CLO Ltd.
1.078% due 11/10/2030 •	3,000	3,000
1.113% due 04/14/2029 •	5,179	5,185

AmeriCredit Automobile Receivables Trust
0.420% due 03/18/2024	7,970	7,975
0.600% due 12/18/2023	1,380	1,381

Apidos CLO
1.064% due 07/17/2030 •	5,200	5,200
1.090% due 07/18/2029 •	10,000	10,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbor Realty Commercial Real Estate Notes Ltd.
1.234% due 05/15/2037 •	$5,500	$5,505

Arch Street CLO Ltd.
1.134% due 10/20/2028 •	8,125	8,127

ARI Fleet Lease Trust
0.564% due 11/15/2027 •	3,101	3,104

BHG Securitization Trust
0.900% due 10/17/2034	6,900	6,917

Carlyle Global Market Strategies CLO Ltd.
1.075% due 08/14/2030 •	23,000	22,972

CarMax Auto Owner Trust
0.490% due 06/15/2023	1,642	1,643

Catamaran CLO Ltd.
1.482% due 04/22/2030 •	16,515	16,535

Cathedral Lake CLO Ltd.
0.976% due 07/16/2029 •	22,765	22,773

Chesapeake Funding LLC
0.454% due 08/15/2030 •	3,278	3,279
0.734% due 08/16/2032 •	7,099	7,135
0.870% due 08/16/2032	5,679	5,711
2.940% due 04/15/2031	6,406	6,490

CIFC Funding Ltd.
0.985% due 10/25/2027 •	2,529	2,529

Crestline Denali CLO Ltd.
1.164% due 04/20/2030 •	15,000	15,002

Dell Equipment Finance Trust
0.470% due 10/24/2022	3,501	3,504

Dryden Senior Loan Fund
1.026% due 10/15/2027 •	3,938	3,938

DT Auto Owner Trust
1.140% due 01/16/2024	416	416

Enterprise Fleet Financing LLC
2.060% due 05/20/2025	2,001	2,026

Evergreen Credit Card Trust
0.454% due 10/16/2023 •	40,000	40,004

Flagship Credit Auto Trust
0.700% due 04/15/2025	6,383	6,399
2.330% due 02/15/2024	305	307

Ford Credit Auto Lease Trust
2.220% due 10/15/2022	114	114

Ford Credit Floorplan Master Owner Trust
0.684% due 09/15/2024 •	7,300	7,338

Foursight Capital Automobile Receivables Trust
0.400% due 04/15/2025	10,900	10,906

GLS Auto Receivables Issuer Trust
0.520% due 02/15/2024	6,081	6,086
0.690% due 10/16/2023	785	785

GM Financial Automobile Leasing Trust
0.487% due 10/20/2022 •	135	135

Golden Credit Card Trust
0.434% due 10/15/2023 •	12,700	12,702

Halcyon Loan Advisors Funding Ltd.
1.054% due 04/20/2027 •	165	165

HPEFS Equipment Trust
0.650% due 07/22/2030	1,213	1,214

KKR CLO Ltd.
1.076% due 07/15/2030 •	27,000	27,004

Marlette Funding Trust
2.690% due 09/17/2029	43	44
3.130% due 07/16/2029	92	92

Master Credit Card Trust
0.574% due 07/21/2024 •	5,125	5,153

MFA Trust
2.363% due 03/25/2060 þ	11,180	11,195

Mountain View CLO Ltd.
0.926% due 10/15/2026 •	53	53

Navient Private Education Loan Trust
1.284% due 12/15/2028 •	5,221	5,254

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	12,518	12,612
1.690% due 05/15/2069	4,127	4,170
3.130% due 02/15/2068	1,895	1,943

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Student Loan Trust
0.436% due 03/25/2067 •	$8,080	$8,086

Nissan Master Owner Trust Receivables
0.514% due 11/15/2023 •	45,400	45,418
0.644% due 02/15/2024 •	6,155	6,167

Ocean Trails CLO
0.926% due 07/15/2028 •	13,766	13,757

Oscar U.S. Funding LLC
0.390% due 08/12/2024	10,000	10,001
0.400% due 03/11/2024	30,939	30,941

Palmer Square CLO Ltd.
0.975% due 08/15/2026 •	688	689

Palmer Square Loan Funding Ltd.
0.971% due 07/20/2029 •	23,100	23,052
1.025% due 11/15/2026 •	2,468	2,470
1.025% due 10/24/2027 •	7,293	7,296
1.104% due 04/20/2027 •	7,934	7,938

PFS Financing Corp.
0.634% due 04/15/2024 •	6,000	6,014
1.210% due 06/15/2024	10,000	10,066

PHEAA Student Loan Trust
1.036% due 11/25/2065 •	4,058	4,117

Santander Consumer Auto Receivables Trust
1.370% due 10/15/2024	2,223	2,234

Santander Drive Auto Receivables Trust
0.420% due 09/15/2023	2,605	2,606

Santander Retail Auto Lease Trust
1.690% due 01/20/2023	694	696

Saranac Clo Ltd.
1.259% due 08/13/2031 •	1,400	1,400

SLC Student Loan Trust
0.226% due 03/15/2027 •	729	728
0.236% due 06/15/2029 •	7,549	7,534

SLM Private Credit Student Loan Trust
0.446% due 03/15/2024 •	745	744

SLM Student Loan Trust
0.215% due 01/26/2026 •	333	333
0.265% due 10/25/2028 •	2,061	2,053
0.586% due 12/15/2027 •	4,495	4,497
0.666% due 12/15/2025 •	1,253	1,253
0.675% due 01/25/2028 •	267	267

SMB Private Education Loan Trust
1.284% due 07/15/2027 •	2,303	2,308

SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	147	147

SoFi Professional Loan Program LLC
0.936% due 07/25/2039 •	125	125

SoFi Professional Loan Program Trust
2.060% due 05/15/2046	550	551

Sound Point CLO Ltd.
1.038% due 01/23/2029 •	27,390	27,399

Tesla Auto Lease Trust
0.550% due 05/22/2023	3,649	3,653
2.130% due 04/20/2022	1,617	1,621

Towd Point Mortgage Trust
1.086% due 05/25/2058 •	1,627	1,641
3.750% due 05/25/2058 ~	18,301	19,171

Trillium Credit Card Trust
0.456% due 12/26/2024 •	40,000	40,037

Trinitas CLO Ltd.
1.155% due 10/25/2028 •	1,851	1,854

Upstart Securitization Trust
2.322% due 04/22/2030	463	466

Utah State Board of Regents
0.836% due 09/25/2056 •	2,080	2,083
0.836% due 01/25/2057 •	2,681	2,673

Venture CLO Ltd.
1.006% due 04/15/2027 •	5,491	5,493
1.115% due 09/07/2030 •	15,000	14,988

Wellfleet CLO Ltd.
1.024% due 04/20/2029 •	25,517	25,506

Westlake Automobile Receivables Trust
0.560% due 05/15/2024	9,283	9,295

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	37

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

World Omni Select Auto Trust
0.470% due 06/17/2024	$3,446	$3,448

Z Capital Credit Partners CLO Ltd.
1.076% due 07/16/2027 •	587	588

Total Asset-Backed Securities (Cost $687,351)		687,429

SOVEREIGN ISSUES 3.9%

Export-Import Bank of Korea
0.938% (US0003M + 0.800%) due 07/05/2022 ~	9,300	9,347

Export-Import Bank of Malaysia Bhd.
2.480% due 10/20/2021	8,800	8,807

Industrial Bank of Korea
0.588% (US0003M + 0.450%) due 10/23/2022 ~	21,800	21,903

Korea Development Bank
0.475% (US0003M + 0.350%) due 02/18/2023 ~	10,400	10,424
1.576% (US0003M + 1.450%) due 04/16/2023 ~	3,000	3,059
3.000% due 03/19/2022	1,000	1,012

Korea Expressway Corp.
0.729% (US0003M + 0.600%) due 11/25/2022 ~	2,000	2,008

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.765% (US0003M + 0.640%) due 07/25/2022 ~	$11,400	$11,437
3.625% due 10/22/2021	1,600	1,603

Kuwait International Government Bond
2.750% due 03/20/2022	39,000	39,420

Qatar Government International Bond
4.500% due 01/20/2022	5,585	5,658

Saudi Government International Bond
2.375% due 10/26/2021	51,800	51,878

Total Sovereign Issues (Cost $166,447)		166,556

SHORT-TERM INSTRUMENTS 0.7%

CERTIFICATES OF DEPOSIT 0.7%

Sumitomo Mitsui Banking Corp.
0.220% (SOFRRATE + 0.170%) due 09/06/2022 ~	31,000	31,002

REPURCHASE AGREEMENTS (b) 0.0%
		194

Total Short-Term Instruments (Cost $31,194)		31,196

Total Investments in Securities (Cost $4,183,041)		4,179,653

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.4%

SHORT-TERM INSTRUMENTS 7.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%

PIMCO Short Asset Portfolio	22,598,410	$226,346

PIMCO Short-Term Floating NAV Portfolio III	9,054,858	89,299

Total Short-Term Instruments (Cost $316,034)		315,645

Total Investments in Affiliates (Cost $316,034)		315,645

Total Investments 105.5% (Cost $4,499,075)		$4,495,298

Financial Derivative Instruments (c)(f) (0.0)% (Cost or Premiums, net $2,119)		(538)

Other Assets and Liabilities, net (5.5)%		(234,424)

Net Assets 100.0%		$4,260,336

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$194	U.S. Treasury Notes 0.125% due 12/31/2022	$(198)	$194	$194

Total Repurchase Agreements						$(198)	$194	$194

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$194	$0	$0	$194	$(198)	$(4)

Total Borrowings and Other Financing Transactions	$194	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(31,043) at a weighted average interest rate of 0.083%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

September 30, 2021 (Unaudited)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2021	623	$(137,094)	$(28)	$0	$(46)
U.S. Treasury 5-Year Note December Futures	12/2021	4,977	(610,888)	2,789	0	(457)

Total Futures Contracts				$2,761	$0	$(503)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$33,800	$847	$(22)	$825	$0	$(10)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	52,300	1,272	(14)	1,258	0	(25)

					$2,119	$(36)	$2,083	$0	$(35)

Total Swap Agreements					$2,119	$(36)	$2,083	$0	$(35)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(503)	$(35)	$(538)

Cash of $11,619 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$503	$503
Swap Agreements	0	35	0	0	0	35

	$0	$35	$0	$0	$503	$538

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	39

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)	September 30, 2021	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(846)	$(846)
Swap Agreements	0	(23)	0	0	21	(2)

	$0	$(23)	$0	$0	$(825)	$(848)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,430)	$(4,430)
Swap Agreements	0	(36)	0	0	0	(36)

	$0	$(36)	$0	$0	$(4,430)	$(4,466)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,138,718	$0	$1,138,718
Industrials	0	567,228	0	567,228
Utilities	0	295,832	0	295,832
Municipal Bonds & Notes
California	0	6,003	0	6,003
Washington	0	7,010	0	7,010
U.S. Government Agencies	0	895,842	12,157	907,999
U.S. Treasury Obligations	0	216,184	0	216,184
Non-Agency Mortgage-Backed Securities	0	155,498	0	155,498
Asset-Backed Securities	0	687,429	0	687,429
Sovereign Issues	0	166,556	0	166,556
Short-Term Instruments
Certificates of Deposit	0	31,002	0	31,002
Repurchase Agreements	0	194	0	194

	$0	$4,167,496	$12,157	$4,179,653

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$315,645	$0	$0	$315,645

Total Investments	$315,645	$4,167,496	$12,157	$4,495,298

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(538)	$0	$(538)

Total Financial Derivative Instruments	$0	$(538)	$0	$(538)

Totals	$315,645	$4,166,958	$12,157	$4,494,760

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2021 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, I-2, I-3, Administrative Class, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains

(losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	41

Notes to Financial Statements	(Cont.)

Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Government Money Market Fund	Daily	Monthly

PIMCO Low Duration Fund II	Daily	Monthly

PIMCO Low Duration ESG Fund	Daily	Monthly

PIMCO Short Asset Investment Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

42	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares, except for PIMCO Government Money Market Fund, are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). PIMCO Government Money Market Fund shares are valued as of 5:30 p.m., Eastern Time (or an earlier time if the Fund closes earlier) on each day the NYSE is open for trading. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

Except for the PIMCO Government Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Funds’ investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	43

Notes to Financial Statements	(Cont.)

Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

The PIMCO Government Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The

44	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	45

Notes to Financial Statements	(Cont.)

intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price. The PIMCO Government Money Market Fund is an exception because this Fund values all holdings at amortized cost.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund (except the PIMCO Government Money Market Fund) may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

46	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund II	$85,793	$386	$0	$0	$(154)	$86,025	$387	$0

PIMCO Short Asset Investment Fund	375,547	51,254	(200,000)	(82)	(373)	226,346	1,254	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund II	$118	$0	$0	$0	$0	$118	$0	$0

PIMCO Short Asset Investment Fund	288,606	2,120,269	(2,319,600)	846	(822)	89,299	169	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Bank Obligations  in which a Fund may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against Funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	47

Notes to Financial Statements	(Cont.)

risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

48	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’.

A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	49

Notes to Financial Statements	(Cont.)

borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to the Funds of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the

50	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a

Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	51

Notes to Financial Statements	(Cont.)

net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of

52	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Interest Rate	X	X	X	X

Call	X	X	X	X

Credit	X	X	X	X

High Yield	—	—	X	—

Market	X	X	X	X

Issuer	—	X	X	X

Liquidity	—	X	X	X

Derivatives	—	X	X	X

Equity	—	X	X	—

Mortgage-Related and Other Asset-Backed Securities	—	X	X	X

Foreign (Non-U.S.) Investment	—	—	X	X

Emerging Markets	—	—	X	X

Sovereign Debt	—	—	X	—

Currency	—	—	X	—

Leveraging	—	X	X	X

Management	X	X	X	X

Reverse Repurchase Agreements and Other Borrowings	X	—	—	—

Short Exposure	—	X	X	X

Environmental, Social and Governance Investing	—	—	X	—

LIBOR Transition	—	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	53

Notes to Financial Statements	(Cont.)

securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

54	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

Reverse Repurchase Agreements and Other Borrowings Risk  is the risk that reverse repurchase agreements or other borrowings may increase a Fund’s overall investment exposure and that the related transaction costs may detract from Fund performance.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Investing Risk  is the risk that, because a Fund’s ESG strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund’s performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	55

Notes to Financial Statements	(Cont.)

scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in

56	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA

Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, a Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent a Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class M	I-2	I-3		Administrative Class	Class A	Class C
PIMCO Government Money Market Fund	0.12%	0.06%	0.06%	0.16%	N/A		0.06%	0.21%	0.21%
PIMCO Low Duration Fund II	0.25%	0.25%	N/A	N/A	N/A		0.25%	N/A	N/A
PIMCO Low Duration ESG Fund	0.25%	0.25%	N/A	0.35%	0.45%	*(1)	N/A	N/A	N/A
PIMCO Short Asset Investment Fund	0.20%	0.14%	0.14%	0.24%	0.34%	(1)	0.14%	0.24%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but has not yet launched.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to

Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares of the Funds (except for the PIMCO Government Money Market Fund), and in connection with personal services rendered to Class A and Class C shareholders and

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	57

Notes to Financial Statements	(Cont.)

the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares of the Funds (except for the PIMCO Government Money Market Fund) (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares of the Funds (except for the PIMCO Government Money Market Fund).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

PIMCO Government Money Market Fund	—	0.10%	(1)

All Other Funds	—	0.25%
Class C

PIMCO Government Money Market Fund	—	0.10%	(1)

All Other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

PIMCO Government Money Market Fund	0.10%(1)

All Other Funds	0.25%

(1)

With respect to the PIMCO Government Money Market Fund only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. Effective December 2, 2019, purchases of Class A shares of the PIMCO Short Asset Investment Fund are no longer subject to an initial sales charge or contingent deferred sales charge. However, regular sales charges may apply when Class A shares of the PIMCO

Short Asset Investment Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

58	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

Prior to July 31, 2019, PIMCO had contractually agreed to waive a portion of its Investment Advisory Fee for the PIMCO Short Asset Investment Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by PIMCO Short Asset Investment Fund of any portion of the advisory fee waived (the “SA Reimbursement Amount”) during the previous thirty-six months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; 2) exceed the total SA Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

The total recoverable amounts to PIMCO (from the Investment Advisory Fee Waiver Agreement and Expense Limitation Agreement combined) at September 30, 2021, were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Short Asset Investment Fund	$1,222	$29	$29	$1,280

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares of by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Low Duration ESG Fund and PIMCO Short Asset Investment Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

To maintain certain net yields for the PIMCO Government Money Market Fund, PIMCO and the Distributor have entered into the Fee and Expense Limitation Agreement, pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the PIMCO Government Money Market Fund’s Supervisory and Administrative Fee, any distribution and/or service (12b-1) fees applicable to a class of such Fund, or the Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the PIMCO Government Money Market Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Fee and Expense Limitation Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee Fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit; ii) exceed the total Reimbursement Amount; iii) include any amounts previously reimbursed to PIMCO; or iv) cause any class of the Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or the Distributor for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield. The total recoverable amounts to PIMCO (from the Fee and Expense Limitation Agreement) at September 30, 2021, were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Government Money Market Fund	$2	$1,051	$1,753	$2,806

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Government Money Market Fund	$1,218

PIMCO Short Asset Investment Fund	12

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	59

Notes to Financial Statements	(Cont.)

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales

PIMCO Low Duration Fund II	$2,342	$0

PIMCO Short Asset Investment Fund	317,393	106,675

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Low Duration Fund II	$423,086	$397,736	$6,726	$9,026

PIMCO Low Duration ESG Fund	410,584	423,427	55,562	8,426

PIMCO Short Asset Investment Fund	395,766	165,805	836,934	735,820

†	A zero balance may reflect actual amounts rounding to less than one thousand.

60	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund				PIMCO Low Duration Fund II

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	878,858	$878,858	2,620,997	$2,620,998	9,291	$91,832	11,691	$115,596

Class M	1,813,906	1,813,907	5,731,786	5,731,785	N/A	N/A	N/A	N/A

I-2	10,683	10,683	18,613	18,612	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	63,477	63,477	144,684	144,685	3	25	13	120

Class A	35,157	35,156	272,668	272,668	N/A	N/A	N/A	N/A

Class C	2,937	2,937	98,520	98,520	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	6	6	79	79	31	304	339	3,353

Class M	7	7	59	59	N/A	N/A	N/A	N/A

I-2	0	0	10	10	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	1	1	31	31	0	0	6	61

Class A	13	13	201	201	N/A	N/A	N/A	N/A

Class C	1	1	15	15	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(986,984)	(986,984)	(2,592,037)	(2,592,037)	(14,689)	(145,114)	(9,346)	(92,442)

Class M	(1,882,780)	(1,882,780)	(5,767,898)	(5,767,898)	N/A	N/A	N/A	N/A

I-2	(10,624)	(10,624)	(69,012)	(69,012)	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	(53,261)	(53,261)	(314,326)	(314,326)	(2)	(16)	(21)	(207)

Class A	(141,304)	(141,304)	(756,372)	(756,372)	N/A	N/A	N/A	N/A

Class C	(86,269)	(86,269)	(70,807)	(70,807)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(356,176)	$(356,176)	(682,789)	$(682,789)	(5,366)	$(52,969)	2,682	$26,481

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	61

Notes to Financial Statements	(Cont.)

	PIMCO Low Duration ESG Fund				PIMCO Short Asset Investment Fund

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	8,679	$84,100	23,362	$225,904	145,129	$1,450,573	478,233	$4,777,082

Class M	N/A	N/A	N/A	N/A	0	0	0	0

I-2	3,662	35,479	7,138	68,965	9,032	90,270	36,796	366,507

I-3	N/A	N/A	N/A	N/A	1	15	3,290	32,885

Administrative Class	N/A	N/A	N/A	N/A	7	68	8,424	84,200

Class A	N/A	N/A	N/A	N/A	4,779	47,769	33,217	331,267

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	133	1,288	258	2,495	704	7,040	2,448	24,404

Class M	N/A	N/A	N/A	N/A	1	15	6	55

I-2	39	382	114	1,099	42	421	247	2,466

I-3	N/A	N/A	N/A	N/A	0	1	2	19

Administrative Class	N/A	N/A	N/A	N/A	0	1	27	267

Class A	N/A	N/A	N/A	N/A	5	52	188	1,870

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(10,826)	(104,845)	(7,036)	(68,048)	(207,380)	(2,072,842)	(373,035)	(3,723,559)

Class M	N/A	N/A	N/A	N/A	0	0	0	0

I-2	(1,622)	(15,721)	(8,675)	(84,071)	(18,631)	(186,211)	(39,661)	(395,724)

I-3	N/A	N/A	N/A	N/A	(47)	(473)	(3,260)	(32,618)

Administrative Class	N/A	N/A	N/A	N/A	(72)	(716)	(16,805)	(167,842)

Class A	N/A	N/A	N/A	N/A	(17,296)	(172,903)	(37,198)	(371,241)

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	65	$683	15,161	$146,344	(83,726)	$(836,920)	92,919	$930,038

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2021. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Low Duration Fund II	2	0	35%	0%

PIMCO Short Asset Investment Fund	1	0	16%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

62	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2021 (Unaudited)

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2021, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Government Money Market Fund	$0	$0

PIMCO Low Duration Fund II	3,924	3,275

PIMCO Low Duration ESG Fund	0	433

PIMCO Short Asset Investment Fund	7,213	26,043

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Government Money Market Fund	$1,336,553	$0	$0	$0

PIMCO Low Duration Fund II	376,331	4,008	(1,048)	2,960

PIMCO Low Duration ESG Fund	424,790	6,641	(2,211)	4,430

PIMCO Short Asset Investment Fund	4,501,229	6,691	(7,778)	(1,087)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	63

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC

BOS	BofA Securities, Inc.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	NXN	Natixis New York	UAG	UBS AG Stamford

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso

BRL	Brazilian Real	IDR	Indonesian Rupiah	USD (or $)	United States Dollar

CAD	Canadian Dollar	ILS	Israeli Shekel	ZAR	South African Rand

EUR	Euro	JPY	Japanese Yen

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate

BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate	US0001M	ICE 1-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	SOFRRATE	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation

64	PIMCO SHORT DURATION STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	65

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

(“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory services provided by Gurtin to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic

66	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	67

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over

68	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	69

Approval of Investment Advisory Contract and Other Agreements	(Cont.)	(Unaudited)

example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the

Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

70	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4007SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

StocksPLUS® Funds

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

		Page

Chairman’s Letter		2

Important Information About the Funds		4

Expense Examples		15

Benchmark Descriptions		17

Financial Highlights		18

Statements of Assets and Liabilities		28

Statements of Operations		30

Statements of Changes in Net Assets		31

Statement of Cash Flows		33

Notes to Financial Statements		123

Glossary		148

Approval of Investment Advisory Contract and Other Agreements		149

Distribution Information		155

Fund	Fund Summary	Schedule of Investments

PIMCO StocksPLUS® Fund	8	34

PIMCO StocksPLUS® Absolute Return Fund	9	46

PIMCO StocksPLUS® International Fund (Unhedged)	10	59

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	11	70

PIMCO StocksPLUS® Long Duration Fund	12	83

PIMCO StocksPLUS® Short Fund	13	100

PIMCO StocksPLUS® Small Fund	14	109

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas

2	PIMCO STOCKSPLUS® FUNDS

emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each a “Fund” and collectively, the “Funds”).

The Funds may invest in both fixed income instruments and equity and equity-related securities. We believe that such funds have an important role to play in a well-diversified investment portfolio. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of

4	PIMCO STOCKSPLUS® FUNDS

COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares , if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	5

Important Information About the Funds	(Cont.)

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	04/27/18	01/07/97	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	04/27/18	—	07/31/03	07/31/03	—	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	04/27/18	—	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	04/27/18	—	10/30/03	10/30/03	—	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	04/27/18	—	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	04/27/18	06/30/14	07/31/06	07/31/06	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by The Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or

6	PIMCO STOCKSPLUS® FUNDS

delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Funds to use derivatives and reverse repurchase agreements and similar financing transactions as part of their investment strategies and may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Funds is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Funds is uncertain at this time.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	7

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class A - PSPAX
I-2 - PSKPX	Class C - PSPCX
I-3 - PSTNX	Class R - PSPRX
Administrative Class - PPLAX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Short-Term Instruments‡	54.8%

Asset-Backed Securities	20.1%

Non-Agency Mortgage-Backed Securities	10.3%

Corporate Bonds & Notes	7.3%

U.S. Treasury Obligations	3.2%

Sovereign Issues	2.6%

U.S. Government Agencies	1.5%

Municipal Bonds & Notes	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	9.15%	30.01%	16.89%	17.24%	10.91%
PIMCO StocksPLUS® Fund I-2	9.12%	29.99%	16.81%	17.14%	10.87%
PIMCO StocksPLUS® Fund I-3	9.03%	29.91%	16.72%	17.07%	10.81%
PIMCO StocksPLUS® Fund Administrative Class	9.05%	29.69%	16.62%	17.00%	10.62%
PIMCO StocksPLUS® Fund Class A	8.93%	29.45%	16.44%	16.79%	10.45%
PIMCO StocksPLUS® Fund Class A (adjusted)	4.85%	24.60%	15.56%	16.34%	10.33%
PIMCO StocksPLUS® Fund Class C	8.67%	28.96%	15.88%	16.21%	9.90%
PIMCO StocksPLUS® Fund Class C (adjusted)	7.67%	27.96%	15.88%	16.21%	9.90%
PIMCO StocksPLUS® Fund Class R	8.81%	29.23%	16.16%	16.51%	10.20%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%	10.51%
Lipper Large-Cap Core Funds Average	8.16%	28.61%	15.73%	15.27%	9.81%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 04/30/1993.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.51% for the Institutional Class shares, 0.61% for I-2 shares, 0.71% for I-3 shares, 0.76% for Administrative Class shares, 0.91% for Class A shares, 1.41% for Class C shares, and 1.16% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute returns, as the S&P 500 Index returned 9.18%.

»	The portfolio’s bond alpha strategy added to returns. Highlights of the drivers of performance include the following:

»	Holdings of investment grade corporate bonds contributed to returns, as the value of these securities increased.

»	Holdings of non-agency mortgage-backed securities contributed to returns, as the values of these bonds increased.

»	Short exposure to United Kingdom breakeven inflation detracted from returns, as inflation expectations increased.

»	Short exposure to the Taiwan dollar detracted from returns, as the currency appreciated relative to the U.S. dollar.

8	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class - PSPTX	Class A - PTOAX
I-2 - PTOPX	Class C - PSOCX
I-3 - PSPNX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Short-Term Instruments‡	46.1%

U.S. Treasury Obligations	18.7%

Asset-Backed Securities	13.7%

Corporate Bonds & Notes	9.8%

Non-Agency Mortgage-Backed Securities	6.7%

U.S. Government Agencies	3.1%

Other	1.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Absolute Return Fund Institutional Class	9.12%	31.62%	17.58%	17.87%	11.77%
PIMCO StocksPLUS® Absolute Return Fund I-2	9.07%	31.46%	17.48%	17.74%	11.69%
PIMCO StocksPLUS® Absolute Return Fund I-3	9.14%	31.48%	17.42%	17.70%	11.62%
PIMCO StocksPLUS® Absolute Return Fund Class A	8.83%	31.05%	17.12%	17.40%	11.34%
PIMCO StocksPLUS® Absolute Return Fund Class A (adjusted)	4.75%	26.13%	16.23%	16.95%	11.12%
PIMCO StocksPLUS® Absolute Return Fund Class C	8.45%	29.98%	16.24%	16.52%	10.50%
PIMCO StocksPLUS® Absolute Return Fund Class C (adjusted)	7.45%	28.98%	16.24%	16.52%	10.50%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%	10.11%
Lipper Large-Cap Core Funds Average	8.16%	28.61%	15.73%	15.27%	9.23%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 06/30/2002.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.65% for the Institutional Class shares, 0.75% for I-2 shares, 0.85% for I-3 shares, 1.05% for Class A shares, and 1.80% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Absolute Return Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute returns, as the S&P 500 Index returned 9.18%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights of the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as the values of these bonds increased.

»	Holdings of investment grade corporate bonds contributed to returns, as the value of these securities increased.

»	Short exposure to United Kingdom breakeven inflation detracted from returns, as inflation expectations increased.

»	Short exposure to Brazilian interest rates detracted from returns, as interest rates increased.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	9

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class - PSKIX	Class A - PPUAX
I-2 - PPLPX	Class C - PPUCX
I-3 - PSKNX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Short-Term Instruments‡	32.3%

U.S. Treasury Obligations	28.7%

Corporate Bonds & Notes	15.1%

Asset-Backed Securities	13.4%

U.S. Government Agencies	4.8%

Non-Agency Mortgage-Backed Securities	4.0%

Sovereign Issues	1.4%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/30/06)
PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class	4.91%	26.90%	9.50%	9.42%	5.69%
PIMCO StocksPLUS® International Fund (Unhedged) I-2	4.87%	26.81%	9.43%	9.32%	5.60%
PIMCO StocksPLUS® International Fund (Unhedged) I-3	4.90%	26.70%	9.36%	9.27%	5.54%
PIMCO StocksPLUS® International Fund (Unhedged) Class A	4.63%	26.45%	9.08%	8.98%	5.26%
PIMCO StocksPLUS® International Fund (Unhedged) Class A (adjusted)	0.64%	21.73%	8.25%	8.57%	4.99%
PIMCO StocksPLUS® International Fund (Unhedged) Class C	4.30%	25.36%	8.27%	8.16%	4.48%
PIMCO StocksPLUS® International Fund (Unhedged) Class C (adjusted)	3.48%	24.38%	8.27%	8.16%	4.48%
MSCI EAFE Index	4.70%	25.73%	8.81%	8.10%	3.67%
Lipper International Multi-Cap Core Funds Average	3.41%	24.70%	8.27%	8.00%	3.46%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.65% for Institutional Class shares, 0.75% for I-2 shares, 0.85% for I-3 shares, 1.05% for Class A shares, and 1.80% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute returns, as the MSCI EAFE Index returned 4.70%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights of the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as the values of these bonds increased.

»	Long exposure to U.S. interest rates contributed to performance where interest rates fell.

»	Short exposure to United Kingdom breakeven inflation detracted from returns, as inflation expectations increased.

»	Short exposure to Brazilian interest rates detracted from returns, as interest rates increased.

10	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX	Class A - PIPAX
I-2 - PIUHX	Class C - PIPCX
I-3 - PISNX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

U.S. Treasury Obligations	30.9%

Short-Term Instruments‡	30.8%

Asset-Backed Securities	15.4%

Corporate Bonds & Notes	10.6%

Non-Agency Mortgage-Backed Securities	7.4%

U.S. Government Agencies	3.5%

Other	1.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class	6.43%	29.97%	11.92%	12.18%	9.49%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2	6.48%	29.84%	11.84%	12.08%	9.40%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3	6.38%	29.79%	11.75%	12.01%	9.34%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A	6.22%	29.36%	11.47%	11.72%	9.05%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A (adjusted)	2.24%	24.51%	10.63%	11.29%	8.70%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C	5.97%	28.53%	10.67%	10.89%	8.25%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C (adjusted)	4.98%	27.53%	10.67%	10.89%	8.25%
MSCI EAFE Hedged USD Index	6.48%	28.21%	10.81%	11.04%	7.43%
Lipper International Multi-Cap Core Funds Average	3.41%	24.70%	8.27%	8.00%	6.12%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 10/31/2003.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.78% for the Institutional Class shares, 0.88% for I-2 shares, 0.98% for I-3 shares, 1.18% for Class A shares, and 1.93% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE (USD-Hedged) Index contributed to absolute returns, as the MSCI EAFE (USD-Hedged) Index returned 6.48%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights of the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as the values of these bonds increased.

»	Long exposure to U.S. interest rates contributed to performance where interest rates fell.

»	Short exposure to United Kingdom breakeven inflation detracted from returns, as inflation expectations increased.

»	Short exposure to Brazilian interest rates detracted from returns, as interest rates increased.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	11

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Corporate Bonds & Notes	44.7%

U.S. Treasury Obligations	44.4%

U.S. Government Agencies	3.5%

Preferred Securities	1.5%

Asset-Backed Securities	1.5%

Municipal Bonds & Notes	1.4%

Non-Agency Mortgage-Backed Securities	1.1%

Loan Participations and Assignments	1.0%

Sovereign Issues	0.8%

Short-Term Instruments‡	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	16.27%	27.33%	21.59%	22.37%	16.85%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%	10.16%
S&P 500 Index + Bloomberg Long-Term Government/Credit Index — 3 Month LIBOR	16.19%	25.94%	21.66%	22.68%	16.99%
Lipper Specialty Diversified Equity Funds Average	6.00%	23.48%	17.86%	15.96%	11.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end was 0.61% for Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmarks, the S&P 500 Index, and a secondary blended index (as described below) consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund’s secondary blended index is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Long-Term Government/Credit Index and subtracting 3-month LIBOR (London Interbank Offered Rate). The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Out-of-benchmark exposure to, and security selection within, below investment grade securities contributed to performance as spreads narrowed.

»	Overweight exposure to investment grade financials contributed to performance due to security selection and carry.

»	Select exposure to emerging market external debt contributed to performance due to carry.

»	Out-of-benchmark exposure to securitized strategies contributed to performance due to carry and security selection.

»	An underweight to investment grade industrials detracted from performance, as spreads narrowed.

»	There were no other material detractors for this Fund.

12	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Short Fund

Institutional Class - PSTIX	Class A - PSSAX
I-2 - PSPLX	Class C - PSSCX
I-3 - PSNNX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Short-Term Instruments‡	32.3%

U.S. Government Agencies	20.7%

Non-Agency Mortgage-Backed Securities	17.0%

Asset-Backed Securities	11.6%

Corporate Bonds & Notes	7.7%

Sovereign Issues	6.3%

Municipal Bonds & Notes	2.3%

U.S. Treasury Obligations	1.5%

Preferred Securities	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® Short Fund Institutional Class	(7.43)%	(21.22)%	(13.43)%	(13.16)%	(6.31)%
PIMCO StocksPLUS® Short Fund I-2	(7.45)%	(21.30)%	(13.51)%	(13.24)%	(6.39)%
PIMCO StocksPLUS® Short Fund I-3	(7.47)%	(21.30)%	(13.56)%	(13.29)%	(6.42)%
PIMCO StocksPLUS® Short Fund Class A	(7.72)%	(21.51)%	(13.76)%	(13.49)%	(6.70)%
PIMCO StocksPLUS® Short Fund Class A (adjusted)	(11.19)%	(24.44)%	(14.42)%	(13.82)%	(6.89)%
PIMCO StocksPLUS® Short Fund Class C	(7.95)%	(22.04)%	(14.41)%	(14.15)%	(7.40)%
PIMCO StocksPLUS® Short Fund Class C (adjusted)	(8.87)%	(22.80)%	(14.41)%	(14.15)%	(7.40)%
S&P 500 Index	9.18%	30.00%	16.90%	16.63%	10.63%
Inverse of S&P 500 Index	(9.06)%	(24.91)%	(16.58)%	(15.94)%	(11.50)%
Lipper Dedicated Short-Bias Fund Average	(8.80)%	(39.78)%	(28.35)%	(27.19)%	(19.30)% ♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 07/31/2003.

* Cumulative return.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.72% for the Institutional Class shares, 0.82% for I-2 shares, 0.92% for I-3 shares, 1.12% for Class A shares, and 1.87% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Short Fund seeks total return through the implementation of short investment positions on the S&P 500 Index (“S&P 500”) by investing primarily in short positions with respect to the S&P 500 or specific S&P 500 securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the S&P 500 on a daily basis, subject to certain limitations. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute returns, as the inverse index returned -8.92%.

»	The Funds bond alpha strategy contributed to returns. Highlights of the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as the values of these bonds increased.

»	Long exposure to U.S. interest rates contributed to performance where interest rates fell.

»	Long exposure to Canadian interest rates contributed to performance where interest rates fell.

»	Short exposure to United Kingdom breakeven inflation detracted from returns, as inflation expectations increased.

»	Long exposure to the Argentinian peso detracted from returns, as the currency depreciated against the U.S. dollar.

»	Short exposure to IG CDX OAS detracted from performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	13

PIMCO StocksPLUS® Small Fund

Institutional Class - PSCSX	Administrative Class - PCKTX
I-2 - PCKPX	Class A - PCKAX
I-3 - PSNSX	Class C - PCKCX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Short-Term Instruments‡	42.8%

U.S. Treasury Obligations	23.4%

Asset-Backed Securities	11.3%

Corporate Bonds & Notes	9.6%

Non-Agency Mortgage-Backed Securities	6.7%

U.S. Government Agencies	2.6%

Sovereign Issues	2.3%

Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/06)
PIMCO StocksPLUS® Small Fund Institutional Class	(0.04)%	49.49%	14.29%	16.30%	11.52%
PIMCO StocksPLUS® Small Fund I-2	(0.07)%	49.46%	14.17%	16.20%	11.40%
PIMCO StocksPLUS® Small Fund I-3	(0.09)%	49.34%	14.12%	16.13%	11.36%
PIMCO StocksPLUS® Small Fund Administrative Class	(0.21)%	49.13%	14.00%	16.01%	11.25%
PIMCO StocksPLUS® Small Fund Class A	(0.20)%	48.95%	13.85%	15.85%	11.11%
PIMCO StocksPLUS® Small Fund Class A (adjusted)	(3.94)%	43.36%	12.98%	15.41%	10.84%
PIMCO StocksPLUS® Small Fund Class C	(0.62)%	47.83%	12.99%	14.98%	10.25%
PIMCO StocksPLUS® Small Fund Class C (adjusted)	(1.52)%	46.83%	12.99%	14.98%	10.25%
Russell 2000® Index	(0.25)%	47.68%	13.45%	14.63%	8.51%
Lipper Small-Cap Core Funds Average	1.71%	51.63%	11.37%	13.22%	7.86%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.70% for the Institutional Class shares, 0.80% for I-2 shares, 0.90% for I-3 shares, 0.95% for Administrative Class shares, 1.10% for Class A shares, and 1.85% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Small Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute returns, as the Russell 2000 Index returned -0.25%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as the values of these bonds increased.

»	Long exposure to U.S. interest rates contributed to performance where interest rates fell.

»	Short exposure to United Kingdom breakeven inflation detracted from returns, as inflation expectations increased.

»	Short exposure to Brazilian interest rates detracted from returns, as interest rates increased.

14	PIMCO STOCKSPLUS® FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO StocksPLUS® Fund
Institutional Class	$1,000.00	$1,091.50	$2.67	$1,000.00	$1,022.51	$2.59	0.51%
I-2	1,000.00	1,091.20	3.20	1,000.00	1,022.01	3.09	0.61
I-3	1,000.00	1,090.30	3.46	1,000.00	1,021.76	3.35	0.66
Administrative Class	1,000.00	1,090.50	3.98	1,000.00	1,021.26	3.85	0.76
Class A	1,000.00	1,089.30	4.77	1,000.00	1,020.51	4.61	0.91
Class C	1,000.00	1,086.70	7.38	1,000.00	1,018.00	7.13	1.41
Class R	1,000.00	1,088.10	6.07	1,000.00	1,019.25	5.87	1.16

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class	$1,000.00	$1,091.20	$3.41	$1,000.00	$1,021.81	$3.29	0.65%
I-2	1,000.00	1,090.70	3.93	1,000.00	1,021.31	3.80	0.75
I-3	1,000.00	1,091.40	4.19	1,000.00	1,021.06	4.05	0.80
Class A	1,000.00	1,088.30	5.50	1,000.00	1,019.80	5.32	1.05
Class C	1,000.00	1,084.50	9.41	1,000.00	1,016.04	9.10	1.80

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	15

Expense Examples	(Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class	$1,000.00	$1,049.10	$3.34	$1,000.00	$1,021.81	$3.29	0.65%
I-2	1,000.00	1,048.70	3.85	1,000.00	1,021.31	3.80	0.75
I-3	1,000.00	1,049.00	4.11	1,000.00	1,021.06	4.05	0.80
Class A	1,000.00	1,046.30	5.39	1,000.00	1,019.80	5.32	1.05
Class C	1,000.00	1,043.00	9.22	1,000.00	1,016.04	9.10	1.80

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,064.30	$3.93	$1,000.00	$1,021.26	$3.85	0.76%
I-2	1,000.00	1,064.80	4.45	1,000.00	1,020.76	4.36	0.86
I-3	1,000.00	1,063.80	4.71	1,000.00	1,020.51	4.61	0.91
Class A	1,000.00	1,062.20	6.00	1,000.00	1,019.25	5.87	1.16
Class C	1,000.00	1,059.70	9.86	1,000.00	1,015.49	9.65	1.91

PIMCO StocksPLUS® Long Duration Fund
Institutional Class	$1,000.00	$1,162.70	$3.31	$1,000.00	$1,022.01	$3.09	0.61%

PIMCO StocksPLUS® Short Fund
Institutional Class	$1,000.00	$925.70	$3.14	$1,000.00	$1,021.81	$3.29	0.65%
I-2	1,000.00	925.50	3.62	1,000.00	1,021.31	3.80	0.75
I-3	1,000.00	925.30	3.86	1,000.00	1,021.06	4.05	0.80
Class A	1,000.00	922.80	5.06	1,000.00	1,019.80	5.32	1.05
Class C	1,000.00	920.50	8.67	1,000.00	1,016.04	9.10	1.80

PIMCO StocksPLUS® Small Fund
Institutional Class	$1,000.00	$999.60	$3.51	$1,000.00	$1,021.56	$3.55	0.70%
I-2	1,000.00	999.30	4.01	1,000.00	1,021.06	4.05	0.80
I-3	1,000.00	999.10	4.26	1,000.00	1,020.81	4.31	0.85
Administrative Class	1,000.00	997.90	4.76	1,000.00	1,020.31	4.81	0.95
Class A	1,000.00	998.00	5.51	1,000.00	1,019.55	5.57	1.10
Class C	1,000.00	993.80	9.25	1,000.00	1,015.79	9.35	1.85

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

16	PIMCO STOCKSPLUS® FUNDS

Benchmark Descriptions

Index*	Benchmark Description

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

MSCI EAFE Hedged USD Index	MSCI EAFE Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis.

MSCI EAFE Index	MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

S&P 500 Index + Bloomberg Long-Term Government/Credit Index — 3 Month LIBOR	S&P 500 Index + Bloomberg Long-Term Government/Credit Index — 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Bloomberg Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in ‘ Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	17

Financial Highlights

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Fund
Institutional Class

04/01/2021 - 09/30/2021+	$12.20	$0.01	$1.11	$1.12	$(0.29)	$0.00	$0.00	$(0.29)

03/31/2021	8.02	0.05	4.71	4.76	(0.46)	(0.12)	0.00	(0.58)

03/31/2020	10.19	0.23	(0.92)	(0.69)	(0.57)	(0.91)	0.00	(1.48)

03/31/2019	11.23	0.25	0.64	0.89	(0.30)	(1.63)	0.00	(1.93)

03/31/2018	10.03	0.14	1.25	1.39	(0.19)	0.00	0.00	(0.19)

03/31/2017	8.55	0.13	1.46	1.59	(0.11)	0.00	0.00	(0.11)
I-2

04/01/2021 - 09/30/2021+	12.16	0.01	1.11	1.12	(0.29)	0.00	0.00	(0.29)

03/31/2021	7.99	0.05	4.69	4.74	(0.45)	(0.12)	0.00	(0.57)

03/31/2020	10.16	0.22	(0.92)	(0.70)	(0.56)	(0.91)	0.00	(1.47)

03/31/2019	11.20	0.24	0.63	0.87	(0.28)	(1.63)	0.00	(1.91)

03/31/2018	10.01	0.14	1.23	1.37	(0.18)	0.00	0.00	(0.18)

03/31/2017	8.53	0.13	1.45	1.58	(0.10)	0.00	0.00	(0.10)
I-3

04/01/2021 - 09/30/2021+	12.14	0.00	1.10	1.10	(0.28)	0.00	0.00	(0.28)

03/31/2021	7.98	0.03	4.70	4.73	(0.45)	(0.12)	0.00	(0.57)

03/31/2020	10.14	0.19	(0.89)	(0.70)	(0.55)	(0.91)	0.00	(1.46)

04/27/2018 - 03/31/2019	11.34	0.21	0.51	0.72	(0.29)	(1.63)	0.00	(1.92)
Administrative Class

04/01/2021 - 09/30/2021+	11.09	(0.00)	1.01	1.01	(0.28)	0.00	0.00	(0.28)

03/31/2021	7.33	0.04	4.27	4.31	(0.43)	(0.12)	0.00	(0.55)

03/31/2020	9.42	0.19	(0.82)	(0.63)	(0.55)	(0.91)	0.00	(1.46)

03/31/2019	10.54	0.21	0.57	0.78	(0.27)	(1.63)	0.00	(1.90)

03/31/2018	9.42	0.11	1.17	1.28	(0.16)	0.00	0.00	(0.16)

03/31/2017	8.04	0.11	1.36	1.47	(0.09)	0.00	0.00	(0.09)
Class A

04/01/2021 - 09/30/2021+	10.92	(0.01)	0.99	0.98	(0.27)	0.00	0.00	(0.27)

03/31/2021	7.23	0.01	4.23	4.24	(0.43)	(0.12)	0.00	(0.55)

03/31/2020	9.32	0.17	(0.82)	(0.65)	(0.53)	(0.91)	0.00	(1.44)

03/31/2019	10.44	0.19	0.58	0.77	(0.26)	(1.63)	0.00	(1.89)

03/31/2018	9.34	0.09	1.16	1.25	(0.15)	0.00	0.00	(0.15)

03/31/2017	7.97	0.09	1.36	1.45	(0.08)	0.00	0.00	(0.08)
Class C

04/01/2021 - 09/30/2021+	10.09	(0.04)	0.92	0.88	(0.25)	0.00	0.00	(0.25)

03/31/2021	6.71	(0.03)	3.91	3.88	(0.38)	(0.12)	0.00	(0.50)

03/31/2020	8.74	0.12	(0.74)	(0.62)	(0.50)	(0.91)	0.00	(1.41)

03/31/2019	9.92	0.13	0.54	0.67	(0.22)	(1.63)	0.00	(1.85)

03/31/2018	8.88	0.04	1.11	1.15	(0.11)	0.00	0.00	(0.11)

03/31/2017	7.59	0.05	1.28	1.33	(0.04)	0.00	0.00	(0.04)
Class R

04/01/2021 - 09/30/2021+	11.38	(0.03)	1.04	1.01	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.52	(0.01)	4.39	4.38	(0.40)	(0.12)	0.00	(0.52)

03/31/2020	9.64	0.15	(0.85)	(0.70)	(0.51)	(0.91)	0.00	(1.42)

03/31/2019	10.74	0.17	0.60	0.77	(0.24)	(1.63)	0.00	(1.87)

03/31/2018	9.60	0.07	1.20	1.27	(0.13)	0.00	0.00	(0.13)

03/31/2017	8.20	0.07	1.39	1.46	(0.06)	0.00	0.00	(0.06)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class

04/01/2021 - 09/30/2021+	$13.03	$0.07	$1.14	$1.21	$(0.89)	$0.00	$0.00	$(0.89)

03/31/2021	8.35	0.13	5.28	5.41	(0.61)	(0.12)	0.00	(0.73)

03/31/2020	10.34	0.26	(1.29)	(1.03)	(0.58)	(0.28)	(0.10)	(0.96)

03/31/2019	10.62	0.25	0.59	0.84	(0.22)	(0.90)	0.00	(1.12)

03/31/2018	10.92	0.20	1.39	1.59	(0.30)	(1.59)	0.00	(1.89)

03/31/2017	8.97	0.24	1.78	2.02	(0.07)	0.00	0.00	(0.07)

18	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$13.03	9.15%	$1,756,720	0.51	%*	0.51	%*	0.50	%*	0.50	%*	0.21	%*	16%

12.20	60.21	852,795	0.51		0.51		0.50		0.50		0.43		211

8.02	(9.13)	316,818	0.56		0.56		0.50		0.50		2.22		223

10.19	9.22	331,519	0.58		0.58		0.50		0.50		2.27		281

11.23	13.85	364,772	0.57		0.57		0.50		0.50		1.32		329

10.03	18.63	400,770	0.56		0.56		0.50		0.50		1.46		132

12.99	9.12	95,395	0.61	*	0.61	*	0.60	*	0.60	*	0.10	*	16

12.16	60.16	84,275	0.61		0.61		0.60		0.60		0.43		211

7.99	(9.25)	61,521	0.66		0.66		0.60		0.60		2.10		223

10.16	9.10	51,608	0.68		0.68		0.60		0.60		2.15		281

11.20	13.70	67,331	0.67		0.67		0.60		0.60		1.25		329

10.01	18.62	34,538	0.66		0.66		0.60		0.60		1.36		132

12.96	9.03	14,300	0.66	*	0.71	*	0.65	*	0.70	*	0.05	*	16

12.14	60.07	11,837	0.66		0.71		0.65		0.70		0.32		211

7.98	(9.26)	5,329	0.71		0.76		0.65		0.70		1.86		223

10.14	7.68	160	0.73	*	0.78	*	0.65	*	0.70	*	2.27	*	281

11.82	9.05	3,136	0.76	*	0.76	*	0.75	*	0.75	*	(0.05	)*	16

11.09	59.64	2,831	0.76		0.76		0.75		0.75		0.37		211

7.33	(9.22)	8,565	0.81		0.81		0.75		0.75		1.98		223

9.42	8.82	9,627	0.83		0.83		0.75		0.75		2.02		281

10.54	13.62	9,170	0.82		0.82		0.75		0.75		1.06		329

9.42	18.38	13,094	0.81		0.81		0.75		0.75		1.20		132

11.63	8.93	409,337	0.91	*	0.91	*	0.90	*	0.90	*	(0.20	)*	16

10.92	59.48	390,280	0.91		0.91		0.90		0.90		0.10		211

7.23	(9.44)	233,050	0.96		0.96		0.90		0.90		1.84		223

9.32	8.76	278,434	0.98		0.98		0.90		0.90		1.87		281

10.44	13.42	275,970	0.97		0.97		0.90		0.90		0.93		329

9.34	18.21	192,649	0.96		0.96		0.90		0.90		1.06		132

10.72	8.67	80,716	1.41	*	1.41	*	1.40	*	1.40	*	(0.70	)*	16

10.09	58.72	82,416	1.41		1.41		1.40		1.40		(0.36)		211

6.71	(9.79)	81,519	1.46		1.46		1.40		1.40		1.35		223

8.74	8.14	106,370	1.48		1.48		1.40		1.40		1.37		281

9.92	12.92	110,665	1.47		1.47		1.40		1.40		0.42		329

8.88	17.55	148,261	1.46		1.46		1.40		1.40		0.56		132

12.13	8.81	57,720	1.16	*	1.16	*	1.15	*	1.15	*	(0.45	)*	16

11.38	59.07	51,526	1.16		1.16		1.15		1.15		(0.15)		211

7.52	(9.64)	31,657	1.21		1.21		1.15		1.15		1.55		223

9.64	8.48	26,612	1.23		1.23		1.15		1.15		1.64		281

10.74	13.20	18,972	1.22		1.22		1.15		1.15		0.68		329

9.60	17.80	16,788	1.21		1.21		1.15		1.15		0.80		132

$13.35	9.12%	$1,157,684	0.65	%*	0.65	%*	0.64	%*	0.64	%*	0.95	%*	50%

13.03	65.92	1,085,516	0.65		0.65		0.64		0.64		1.19		363

8.35	(11.50)	881,492	0.72		0.72		0.64		0.64		2.46		438

10.34	8.66	924,639	0.73		0.73		0.64		0.64		2.32		412

10.62	14.53	754,379	0.71		0.71		0.64		0.64		1.80		190

10.92	22.49	577,528	0.68		0.68		0.64		0.64		2.41		339

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	19

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Absolute Return Fund (Cont.)
I-2

04/01/2021 - 09/30/2021+	$12.82	$0.06	$1.12	$1.18	$(0.88)	$0.00	$0.00	$(0.88)

03/31/2021	8.23	0.12	5.19	5.31	(0.60)	(0.12)	0.00	(0.72)

03/31/2020	10.20	0.24	(1.26)	(1.02)	(0.57)	(0.28)	(0.10)	(0.95)

03/31/2019	10.49	0.24	0.58	0.82	(0.21)	(0.90)	0.00	(1.11)

03/31/2018	10.81	0.19	1.37	1.56	(0.29)	(1.59)	0.00	(1.88)

03/31/2017	8.89	0.22	1.76	1.98	(0.06)	0.00	0.00	(0.06)
I-3

04/01/2021 - 09/30/2021+	12.82	0.05	1.14	1.19	(0.88)	0.00	0.00	(0.88)

03/31/2021	8.22	0.12	5.18	5.30	(0.58)	(0.12)	0.00	(0.70)

03/31/2020	10.19	0.24	(1.26)	(1.02)	(0.57)	(0.28)	(0.10)	(0.95)

04/27/2018 - 03/31/2019	10.64	0.21	0.46	0.67	(0.22)	(0.90)	0.00	(1.12)
Class A

04/01/2021 - 09/30/2021+	12.74	0.04	1.10	1.14	(0.86)	0.00	0.00	(0.86)

03/31/2021	8.18	0.09	5.16	5.25	(0.57)	(0.12)	0.00	(0.69)

03/31/2020	10.14	0.22	(1.26)	(1.04)	(0.54)	(0.28)	(0.10)	(0.92)

03/31/2019	10.44	0.20	0.58	0.78	(0.18)	(0.90)	0.00	(1.08)

03/31/2018	10.77	0.16	1.36	1.52	(0.26)	(1.59)	0.00	(1.85)

03/31/2017	8.86	0.20	1.75	1.95	(0.04)	0.00	0.00	(0.04)
Class C

04/01/2021 - 09/30/2021+	11.25	(0.01)	0.99	0.98	(0.83)	0.00	0.00	(0.83)

03/31/2021	7.29	0.00	4.58	4.58	(0.50)	(0.12)	0.00	(0.62)

03/31/2020	9.14	0.12	(1.11)	(0.99)	(0.48)	(0.28)	(0.10)	(0.86)

03/31/2019	9.52	0.11	0.53	0.64	(0.12)	(0.90)	0.00	(1.02)

03/31/2018	9.98	0.07	1.26	1.33	(0.20)	(1.59)	0.00	(1.79)

03/31/2017	8.27	0.11	1.63	1.74	(0.03)	0.00	0.00	(0.03)

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class

04/01/2021 - 09/30/2021+	$6.81	$0.05	$0.35	$0.40	$(1.48)	$0.00	$0.00	$(1.48)

03/31/2021	4.51	0.08	2.26	2.34	(0.04)	0.00	0.00	(0.04)

03/31/2020	5.60	0.13	(1.11)	(0.98)	(0.11)	0.00	0.00	(0.11)

03/31/2019	6.77	0.15	(0.49)	(0.34)	(0.24)	(0.59)	0.00	(0.83)

03/31/2018	6.27	0.12	0.85	0.97	(0.38)	(0.09)	0.00	(0.47)

03/31/2017	5.37	0.14	0.76	0.90	0.00	0.00	0.00	0.00
I-2

04/01/2021 - 09/30/2021+	6.82	0.05	0.33	0.38	(1.47)	0.00	0.00	(1.47)

03/31/2021	4.52	0.08	2.26	2.34	(0.04)	0.00	0.00	(0.04)

03/31/2020	5.61	0.13	(1.12)	(0.99)	(0.10)	0.00	0.00	(0.10)

03/31/2019	6.79	0.15	(0.50)	(0.35)	(0.24)	(0.59)	0.00	(0.83)

03/31/2018	6.30	0.12	0.83	0.95	(0.37)	(0.09)	0.00	(0.46)

03/31/2017	5.39	0.14	0.77	0.91	0.00	0.00	0.00	0.00
I-3

04/01/2021 - 09/30/2021+	6.80	0.05	0.33	0.38	(1.47)	0.00	0.00	(1.47)

03/31/2021	4.51	0.08	2.25	2.33	(0.04)	0.00	0.00	(0.04)

03/31/2020	5.60	0.13	(1.12)	(0.99)	(0.10)	0.00	0.00	(0.10)

04/27/2018 - 03/31/2019	6.96	0.13	(0.66)	(0.53)	(0.24)	(0.59)	0.00	(0.83)
Class A

04/01/2021 - 09/30/2021+	6.55	0.04	0.33	0.37	(1.47)	0.00	0.00	(1.47)

03/31/2021	4.36	0.06	2.17	2.23	(0.04)	0.00	0.00	(0.04)

03/31/2020	5.41	0.11	(1.07)	(0.96)	(0.09)	0.00	0.00	(0.09)

03/31/2019	6.58	0.13	(0.48)	(0.35)	(0.23)	(0.59)	0.00	(0.82)

03/31/2018	6.11	0.09	0.83	0.92	(0.36)	(0.09)	0.00	(0.45)

03/31/2017	5.25	0.12	0.74	0.86	0.00	0.00	0.00	0.00

20	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$13.12	9.07%	$445,480	0.75	%*	0.75	%*	0.74	%*	0.74	%*	0.85	%*	50%

12.82	65.66	396,293	0.75		0.75		0.74		0.74		1.07		363

8.23	(11.54)	212,277	0.82		0.82		0.74		0.74		2.32		438

10.20	8.57	181,167	0.83		0.83		0.74		0.74		2.24		412

10.49	14.41	189,151	0.81		0.81		0.74		0.74		1.70		190

10.81	22.33	117,890	0.78		0.78		0.74		0.74		2.18		339

13.13	9.14	7,045	0.80	*	0.85	*	0.79	*	0.84	*	0.80	*	50

12.82	65.57	11,887	0.80		0.85		0.79		0.84		1.19		363

8.22	(11.60)	57,739	0.87		0.92		0.79		0.84		2.30		438

10.19	7.01	62,185	0.88	*	0.93	*	0.79	*	0.84	*	2.17	*	412

13.02	8.83	660,752	1.05	*	1.05	*	1.04	*	1.04	*	0.55	*	50

12.74	65.28	611,691	1.05		1.05		1.04		1.04		0.78		363

8.18	(11.78)	387,335	1.12		1.12		1.04		1.04		2.07		438

10.14	8.20	505,655	1.13		1.13		1.04		1.04		1.93		412

10.44	14.06	539,367	1.11		1.11		1.04		1.04		1.42		190

10.77	22.04	282,429	1.08		1.08		1.04		1.04		2.01		339

11.40	8.54	136,693	1.80	*	1.80	*	1.79	*	1.79	*	(0.19	)*	50

11.25	63.90	136,038	1.80		1.80		1.79		1.79		0.04		363

7.29	(12.45)	132,958	1.87		1.87		1.79		1.79		1.34		438

9.14	7.47	182,497	1.88		1.88		1.79		1.79		1.18		412

9.52	13.21	181,762	1.86		1.86		1.79		1.79		0.64		190

9.98	21.02	175,608	1.83		1.83		1.79		1.79		1.26		339

$5.73	5.09%	$283,959	0.65	%*	0.65	%*	0.64	%*	0.64	%*	1.61	%*	53%

6.81	52.09	326,828	0.65		0.65		0.64		0.64		1.38		369

4.51	(17.98)	542,871	1.02		1.02		0.64		0.64		2.41		475

5.60	(4.28)	233,401	0.73		0.73		0.64		0.64		2.48		325

6.77	15.47	1,681,740	0.72		0.72		0.64		0.64		1.77		130

6.27	16.76	1,362,934	0.68		0.68		0.64		0.64		2.47		278

5.73	4.87	26,747	0.75	*	0.75	*	0.74	*	0.74	*	1.52	*	53

6.82	51.91	23,112	0.75		0.75		0.74		0.74		1.34		369

4.52	(17.99)	36,115	1.12		1.12		0.74		0.74		2.35		475

5.61	(4.49)	48,605	0.83		0.83		0.74		0.74		2.48		325

6.79	15.16	60,891	0.82		0.82		0.74		0.74		1.68		130

6.30	16.88	32,884	0.78		0.78		0.74		0.74		2.39		278

5.71	4.90	4,717	0.80	*	0.85	*	0.79	*	0.84	*	1.48	*	53

6.80	51.84	3,027	0.80		0.85		0.79		0.84		1.35		369

4.51	(18.03)	522	1.17		1.22		0.79		0.84		2.28		475

5.60	(6.93)	238	0.88	*	0.93	*	0.79	*	0.84	*	2.45	*	325

5.45	4.83	45,906	1.05	*	1.05	*	1.04	*	1.04	*	1.21	*	53

6.55	51.27	47,442	1.05		1.05		1.04		1.04		1.07		369

4.36	(18.08)	35,269	1.42		1.42		1.04		1.04		2.04		475

5.41	(4.71)	45,984	1.13		1.13		1.04		1.04		2.17		325

6.58	14.99	63,204	1.12		1.12		1.04		1.04		1.42		130

6.11	16.38	18,124	1.08		1.08		1.04		1.04		2.15		278

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	21

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)
Class C

04/01/2021 - 09/30/2021+	$6.13	$0.01	$0.31	$0.32	$(1.45)	$0.00	$0.00	$(1.45)

03/31/2021	4.11	0.02	2.03	2.05	(0.03)	0.00	0.00	(0.03)

03/31/2020	5.11	0.07	(1.01)	(0.94)	(0.06)	0.00	0.00	(0.06)

03/31/2019	6.28	0.08	(0.47)	(0.39)	(0.19)	(0.59)	0.00	(0.78)

03/31/2018	5.86	0.04	0.79	0.83	(0.32)	(0.09)	0.00	(0.41)

03/31/2017	5.07	0.07	0.72	0.79	0.00	0.00	0.00	0.00

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class

04/01/2021 - 09/30/2021+	$8.78	$0.09	$0.48	$0.57	$(0.59)	$0.00	$0.00	$(0.59)

03/31/2021	5.90	0.14	2.74	2.88	0.00	0.00	0.00	0.00

03/31/2020	7.75	0.18	(1.20)	(1.02)	(0.63)	(0.20)	0.00	(0.83)

03/31/2019	8.14	0.18	0.20	0.38	(0.31)	(0.46)	0.00	(0.77)

03/31/2018	8.08	0.14	0.48	0.62	(0.56)	0.00	0.00	(0.56)

03/31/2017	6.62	0.20	1.40	1.60	(0.14)	0.00	0.00	(0.14)
I-2

04/01/2021 - 09/30/2021+	8.67	0.08	0.49	0.57	(0.59)	0.00	0.00	(0.59)

03/31/2021	5.83	0.13	2.71	2.84	0.00	0.00	0.00	0.00

03/31/2020	7.67	0.17	(1.19)	(1.02)	(0.62)	(0.20)	0.00	(0.82)

03/31/2019	8.07	0.17	0.20	0.37	(0.31)	(0.46)	0.00	(0.77)

03/31/2018	8.02	0.13	0.47	0.60	(0.55)	0.00	0.00	(0.55)

03/31/2017	6.57	0.19	1.40	1.59	(0.14)	0.00	0.00	(0.14)
I-3

04/01/2021 - 09/30/2021+	8.65	0.08	0.48	0.56	(0.59)	0.00	0.00	(0.59)

03/31/2021	5.82	0.12	2.71	2.83	0.00	0.00	0.00	0.00

03/31/2020	7.66	0.16	(1.18)	(1.02)	(0.62)	(0.20)	0.00	(0.82)

04/27/2018 - 03/31/2019	8.45	0.15	(0.16)	(0.01)	(0.32)	(0.46)	0.00	(0.78)
Class A

04/01/2021 - 09/30/2021+	8.22	0.06	0.46	0.52	(0.58)	0.00	0.00	(0.58)

03/31/2021	5.54	0.10	2.58	2.68	0.00	0.00	0.00	0.00

03/31/2020	7.33	0.14	(1.13)	(0.99)	(0.60)	(0.20)	0.00	(0.80)

03/31/2019	7.75	0.14	0.18	0.32	(0.28)	(0.46)	0.00	(0.74)

03/31/2018	7.72	0.11	0.46	0.57	(0.54)	0.00	0.00	(0.54)

03/31/2017	6.33	0.16	1.35	1.51	(0.12)	0.00	0.00	(0.12)
Class C

04/01/2021 - 09/30/2021+	7.35	0.03	0.41	0.44	(0.55)	0.00	0.00	(0.55)

03/31/2021	5.00	0.05	2.30	2.35	0.00	0.00	0.00	0.00

03/31/2020	6.69	0.08	(1.01)	(0.93)	(0.56)	(0.20)	0.00	(0.76)

03/31/2019	7.14	0.08	0.17	0.25	(0.24)	(0.46)	0.00	(0.70)

03/31/2018	7.18	0.04	0.42	0.46	(0.50)	0.00	0.00	(0.50)

03/31/2017	5.90	0.10	1.25	1.35	(0.07)	0.00	0.00	(0.07)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class

04/01/2021 - 09/30/2021+	$8.15	$0.14	$1.22	$1.36	$(1.45)	$0.00	$0.00	$(1.45)

03/31/2021	6.28	0.23	3.14	3.37	(1.04)	(0.46)	0.00	(1.50)

03/31/2020	6.75	0.23	0.37	0.60	(0.62)	(0.36)	(0.09)	(1.07)

03/31/2019	6.86	0.26	0.47	0.73	(0.64)	(0.20)	0.00	(0.84)

03/31/2018	7.32	0.28	1.08	1.36	(0.53)	(1.29)	0.00	(1.82)

03/31/2017	6.79	0.27	1.03	1.30	(0.29)	(0.48)	0.00	(0.77)

PIMCO StocksPLUS® Short Fund
Institutional Class

04/01/2021 - 09/30/2021+	$9.82	$0.18	$(0.90)	$(0.72)	$0.00	$0.00	$0.00	$0.00

03/31/2021~	15.52	0.42	(5.54)	(5.12)	(0.50)	0.00	(0.08)	(0.58)

03/31/2020~	15.52	0.52	(0.50)	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019~	16.94	0.50	(1.62)	(1.12)	(0.30)	0.00	0.00	(0.30)

03/31/2018~	19.08	0.44	(2.24)	(1.80)	(0.34)	0.00	0.00	(0.34)

03/31/2017~	21.10	0.60	(2.62)	(2.02)	0.00	0.00	0.00	0.00

22	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.00	4.30%	$3,565	1.80	% *	1.80	% *	1.79	% *	1.79	% *	0.46	% *	53%

6.13	50.07	3,830	1.80		1.80		1.79		1.79		0.32		369

4.11	(18.62)	4,434	2.17		2.17		1.79		1.79		1.32		475

5.11	(5.50)	8,948	1.88		1.88		1.79		1.79		1.41		325

6.28	14.08	13,422	1.87		1.87		1.79		1.79		0.63		130

5.86	15.58	7,812	1.83		1.83		1.79		1.79		1.37		278

$8.76	6.43%	$930,679	0.76	%*	0.76	%*	0.75	%*	0.75	%*	1.89	%*	45%

8.78	48.81	1,120,187	0.78		0.78		0.75		0.75		1.92		288

5.90	(14.98)	1,403,103	1.00		1.00		0.75		0.75		2.29		426

7.75	5.08	1,740,379	0.87		0.87		0.75		0.75		2.25		301

8.14	7.71	1,777,214	0.84		0.84		0.75		0.75		1.71		130

8.08	24.42	1,548,785	0.81		0.81		0.75		0.75		2.72		256

8.65	6.48	621,241	0.86	*	0.86	*	0.85	*	0.85	*	1.81	*	45

8.67	48.71	601,962	0.88		0.88		0.85		0.85		1.81		288

5.83	(15.08)	626,849	1.10		1.10		0.85		0.85		2.17		426

7.67	4.91	597,904	0.97		0.97		0.85		0.85		2.15		301

8.07	7.57	541,980	0.94		0.94		0.85		0.85		1.62		130

8.02	24.33	371,289	0.91		0.91		0.85		0.85		2.63		256

8.62	6.38	17,558	0.91	*	0.96	*	0.90	*	0.95	*	1.78	*	45

8.65	48.63	11,852	0.93		0.98		0.90		0.95		1.75		288

5.82	(15.13)	30,504	1.15		1.20		0.90		0.95		2.07		426

7.66	0.25	25,315	1.02	*	1.07	*	0.90	*	0.95	*	2.09	*	301

8.16	6.22	366,473	1.16	*	1.16	*	1.15	*	1.15	*	1.51	*	45

8.22	48.38	351,950	1.18		1.18		1.15		1.15		1.51		288

5.54	(15.36)	302,069	1.40		1.40		1.15		1.15		1.89		426

7.33	4.55	473,310	1.27		1.27		1.15		1.15		1.85		301

7.75	7.38	551,924	1.24		1.24		1.15		1.15		1.33		130

7.72	23.95	310,915	1.21		1.21		1.15		1.15		2.36		256

7.24	5.97	68,693	1.91	*	1.91	*	1.90	*	1.90	*	0.75	*	45

7.35	47.00	75,127	1.93		1.93		1.90		1.90		0.76		288

5.00	(15.91)	82,954	2.15		2.15		1.90		1.90		1.16		426

6.69	3.82	126,949	2.02		2.02		1.90		1.90		1.11		301

7.14	6.41	154,331	1.99		1.99		1.90		1.90		0.56		130

7.18	23.00	153,871	1.96		1.96		1.90		1.90		1.62		256

$8.06	16.27%	$1,033,884	0.61	%*	0.61	%*	0.59	%*	0.59	%*	3.03	%*	21%

8.15	54.20	816,276	0.61		0.61		0.59		0.59		2.75		104

6.28	7.23	660,011	1.01		1.01		0.59		0.59		3.12		197

6.75	13.00	490,363	1.11		1.11		0.59		0.59		3.90		144

6.86	17.80	565,336	0.85		0.85		0.59		0.59		3.64		134

7.32	20.19	596,979	0.64		0.64		0.59		0.59		3.66		141

$9.10	(7.33)%	$27,267	0.65	%*	0.65	%*	0.64	%*	0.64	%*	3.92	%*	55%

9.82	(33.47)	270,743	0.72		0.72		0.64		0.64		3.52		206

15.52	0.16	694,979	1.09		1.09		0.64		0.64		3.56		382

15.52	(6.71)	1,448,810	0.77		0.77		0.64		0.64		3.12		325

16.94	(9.46)	1,993,725	0.66		0.66		0.64		0.64		2.51		131

19.08	(9.57)	1,862,164	0.67		0.67		0.64		0.64		2.90		237

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	23

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Short Fund (Cont.)
I-2

04/01/2021 - 09/30/2021+	$9.80	$0.19	$(0.91)	$(0.72)	$0.00	$0.00	$0.00	$0.00

03/31/2021~	15.50	0.42	(5.55)	(5.13)	(0.49)	0.00	(0.08)	(0.57)

03/31/2020~	15.48	0.50	(0.48)	0.02	0.00	0.00	0.00	0.00

03/31/2019~	16.90	0.48	(1.60)	(1.12)	(0.30)	0.00	0.00	(0.30)

03/31/2018~	19.06	0.42	(2.26)	(1.84)	(0.32)	0.00	0.00	(0.32)

03/31/2017~	21.10	0.58	(2.62)	(2.04)	0.00	0.00	0.00	0.00
I-3

04/01/2021 - 09/30/2021+	9.77	0.19	(0.91)	(0.72)	0.00	0.00	0.00	0.00

03/31/2021~	15.44	0.42	(5.52)	(5.10)	(0.49)	0.00	(0.08)	(0.57)

03/31/2020~	15.46	0.48	(0.48)	0.00	(0.02)	0.00	0.00	(0.02)

04/27/2018 - 03/31/2019~	16.76	0.44	(1.44)	(1.00)	(0.30)	0.00	0.00	(0.30)
Class A

04/01/2021 - 09/30/2021+	9.46	0.17	(0.89)	(0.72)	0.00	0.00	0.00	0.00

03/31/2021~	14.98	0.37	(5.35)	(4.98)	(0.46)	0.00	(0.08)	(0.54)

03/31/2020~	15.00	0.44	(0.46)	(0.02)	0.00	0.00	0.00	(0.00)

03/31/2019~	16.40	0.42	(1.56)	(1.14)	(0.26)	0.00	0.00	(0.26)

03/31/2018~	18.50	0.36	(2.18)	(1.82)	(0.28)	0.00	0.00	(0.28)

03/31/2017~	20.54	0.52	(2.56)	(2.04)	0.00	0.00	0.00	0.00
Class C

04/01/2021 - 09/30/2021+	8.93	0.13	(0.84)	(0.71)	0.00	0.00	0.00	0.00

03/31/2021~	14.18	0.27	(5.05)	(4.78)	(0.40)	0.00	(0.07)	(0.47)

03/31/2020~	14.32	0.32	(0.46)	(0.14)	0.00	0.00	0.00	(0.00)

03/31/2019~	15.70	0.30	(1.52)	(1.22)	(0.16)	0.00	0.00	(0.16)

03/31/2018~	17.72	0.22	(2.08)	(1.86)	(0.16)	0.00	0.00	(0.16)

03/31/2017~	19.84	0.34	(2.46)	(2.12)	0.00	0.00	0.00	0.00

PIMCO StocksPLUS® Small Fund
Institutional Class

04/01/2021 - 09/30/2021+	$11.89	$0.06	$(0.03)	$0.03	$(1.05)	$0.00	$0.00	$(1.05)

03/31/2021	6.47	0.11	6.50	6.61	(1.19)	0.00	0.00	(1.19)

03/31/2020	9.51	0.25	(2.73)	(2.48)	(0.26)	(0.28)	(0.02)	(0.56)

03/31/2019	10.49	0.25	(0.15)	0.10	(0.25)	(0.83)	0.00	(1.08)

03/31/2018	9.87	0.19	1.09	1.28	(0.44)	(0.22)	0.00	(0.66)

03/31/2017	7.66	0.21	2.32	2.53	(0.32)	0.00	0.00	(0.32)
I-2

04/01/2021 - 09/30/2021+	11.76	0.05	(0.02)	0.03	(1.05)	0.00	0.00	(1.05)

03/31/2021	6.41	0.10	6.44	6.54	(1.19)	0.00	0.00	(1.19)

03/31/2020	9.42	0.23	(2.69)	(2.46)	(0.25)	(0.28)	(0.02)	(0.55)

03/31/2019	10.41	0.23	(0.15)	0.08	(0.24)	(0.83)	0.00	(1.07)

03/31/2018	9.80	0.17	1.09	1.26	(0.43)	(0.22)	0.00	(0.65)

03/31/2017	7.61	0.20	2.31	2.51	(0.32)	0.00	0.00	(0.32)
I-3

04/01/2021 - 09/30/2021+	11.74	0.05	(0.03)	0.02	(1.04)	0.00	0.00	(1.04)

03/31/2021	6.40	0.10	6.42	6.52	(1.18)	0.00	0.00	(1.18)

03/31/2020	9.41	0.22	(2.68)	(2.46)	(0.25)	(0.28)	(0.02)	(0.55)

04/27/2018 - 03/31/2019	10.63	0.21	(0.35)	(0.14)	(0.25)	(0.83)	0.00	(1.08)
Administrative Class

04/01/2021 - 09/30/2021+	11.87	0.04	(0.03)	0.01	(1.04)	0.00	0.00	(1.04)

03/31/2021	6.46	0.09	6.49	6.58	(1.17)	0.00	0.00	(1.17)

03/31/2020	9.50	0.21	(2.71)	(2.50)	(0.24)	(0.28)	(0.02)	(0.54)

03/31/2019	10.49	0.22	(0.16)	0.06	(0.22)	(0.83)	0.00	(1.05)

03/31/2018	9.86	0.16	1.10	1.26	(0.41)	(0.22)	0.00	(0.63)

03/31/2017	7.64	0.21	2.29	2.50	(0.28)	0.00	0.00	(0.28)
Class A

04/01/2021 - 09/30/2021+	11.54	0.03	(0.02)	0.01	(1.03)	0.00	0.00	(1.03)

03/31/2021	6.30	0.07	6.33	6.40	(1.16)	0.00	0.00	(1.16)

03/31/2020	9.28	0.21	(2.67)	(2.46)	(0.22)	(0.28)	(0.02)	(0.52)

03/31/2019	10.27	0.20	(0.15)	0.05	(0.21)	(0.83)	0.00	(1.04)

03/31/2018	9.67	0.14	1.08	1.22	(0.40)	(0.22)	0.00	(0.62)

03/31/2017	7.52	0.18	2.27	2.45	(0.30)	0.00	0.00	(0.30)

24	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.08	(7.35	) %	$52,599	0.75	% *	0.75	% *	0.74	% *	0.74	% *	4.23	% *	55%

9.80	(33.59)		52,490	0.82		0.82		0.74		0.74		3.48		206

15.50	0.18		150,204	1.19		1.19		0.74		0.74		3.45		382

15.48	(6.76)		64,487	0.87		0.87		0.74		0.74		2.95		325

16.90	(9.68)		76,532	0.76		0.76		0.74		0.74		2.40		131

19.06	(9.67)		59,992	0.77		0.77		0.74		0.74		2.84		237

9.05	(7.37)		2,680	0.80	*	0.85	*	0.79	*	0.84	*	4.09	*	55

9.77	(33.54)		4,347	0.87		0.92		0.79		0.84		3.61		206

15.44	0.04		7,629	1.24		1.29		0.79		0.84		3.32		382

15.46	(6.09)		1,556	0.92	*	0.97	*	0.79	*	0.84	*	2.91	*	325

8.74	(7.61)		26,029	1.05	*	1.05	*	1.04	*	1.04	*	3.92	*	55

9.46	(33.73)		27,958	1.12		1.12		1.04		1.04		3.23		206

14.98	(0.13)		48,840	1.49		1.49		1.04		1.04		3.14		382

15.00	(7.02)		41,707	1.17		1.17		1.04		1.04		2.67		325

16.40	(9.92)		47,017	1.06		1.06		1.04		1.04		2.13		131

18.50	(9.93)		33,072	1.07		1.07		1.04		1.04		2.61		237

8.22	(7.95)		5,617	1.80	*	1.80	*	1.79	*	1.79	*	3.16	*	55

8.93	(34.20)		5,897	1.87		1.87		1.79		1.79		2.52		206

14.18	(0.98)		9,558	2.24		2.24		1.79		1.79		2.42		382

14.32	(7.77)		6,721	1.92		1.92		1.79		1.79		1.96		325

15.70	(10.51)		8,246	1.81		1.81		1.79		1.79		1.34		131

17.72	(10.69)		11,825	1.82		1.82		1.79		1.79		1.79		237

$10.87	(0.04)%		$1,067,341	0.70	%*	0.70	%*	0.69	%*	0.69	%*	0.99	%*	41%

11.89	105.22		1,181,348	0.70		0.70		0.69		0.69		1.18		339

6.47	(27.82)		678,711	0.75		0.75		0.69		0.69		2.63		454

9.51	1.42		678,295	0.83		0.83		0.69		0.69		2.35		436

10.49	13.12		630,363	0.79		0.79		0.69		0.69		1.79		136

9.87	33.24		377,433	0.74		0.74		0.69		0.69		2.38		383

10.74	(0.07)		324,684	0.80	*	0.80	*	0.79	*	0.79	*	0.89	*	41

11.76	104.97		321,158	0.80		0.80		0.79		0.79		1.06		339

6.41	(27.83)		192,747	0.85		0.85		0.79		0.79		2.52		454

9.42	1.24		217,616	0.93		0.93		0.79		0.79		2.26		436

10.41	13.02		181,517	0.89		0.89		0.79		0.79		1.68		136

9.80	33.10		112,417	0.84		0.84		0.79		0.79		2.29		383

10.72	(0.09)		16,368	0.85	*	0.90	*	0.84	*	0.89	*	0.85	*	41

11.74	104.86		13,355	0.85		0.90		0.84		0.89		1.02		339

6.40	(27.89)		8,140	0.90		0.95		0.84		0.89		2.43		454

9.41	(0.87)		7,922	0.98	*	1.03	*	0.84	*	0.89	*	2.28	*	436

10.84	(0.21)		7,202	0.95	*	0.95	*	0.94	*	0.94	*	0.75	*	41

11.87	104.72		6,029	0.95		0.95		0.94		0.94		0.98		339

6.46	(28.00)		8,702	1.00		1.00		0.94		0.94		2.29		454

9.50	1.09		8,166	1.08		1.08		0.94		0.94		2.10		436

10.49	12.95		7,811	1.04		1.04		0.94		0.94		1.50		136

9.86	32.81		7,698	0.99		0.99		0.94		0.94		2.39		383

10.52	(0.20)		466,253	1.10	*	1.10	*	1.09	*	1.09	*	0.60	*	41

11.54	104.53		472,314	1.10		1.10		1.09		1.09		0.76		339

6.30	(28.16)		282,255	1.15		1.15		1.09		1.09		2.26		454

9.28	0.97		512,195	1.23		1.23		1.09		1.09		1.95		436

10.27	12.77		491,851	1.19		1.19		1.09		1.09		1.39		136

9.67	32.68		261,090	1.14		1.14		1.09		1.09		2.02		383

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	25

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Small Fund (Cont.)
Class C

04/01/2021 - 09/30/2021+	$10.35	$(0.01)	$(0.02)	$(0.03)	$(1.00)	$0.00	$0.00	$(1.00)

03/31/2021	5.73	0.00	5.72	5.72	(1.10)	0.00	0.00	(1.10)

03/31/2020	8.48	0.13	(2.41)	(2.28)	(0.17)	(0.28)	(0.02)	(0.47)

03/31/2019	9.49	0.11	(0.14)	(0.03)	(0.15)	(0.83)	0.00	(0.98)

03/31/2018	8.99	0.06	1.00	1.06	(0.34)	(0.22)	0.00	(0.56)

03/31/2017	7.02	0.10	2.12	2.22	(0.25)	0.00	0.00	(0.25)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
~	A one for two reverse share split, effective March 26, 2021, has been retroactively applied. See Note 14 in the Notes to Financial Statements.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.32	(0.62	) %	$71,532	1.85	% *	1.85	% *	1.84	% *	1.84	% *	(0.16	) % *	41%

10.35	102.78		81,026	1.85		1.85		1.84		1.84		0.03		339

5.73	(28.61)		67,632	1.90		1.90		1.84		1.84		1.52		454

8.48	0.18		114,756	1.98		1.98		1.84		1.84		1.20		436

9.49	11.90		122,868	1.94		1.94		1.84		1.84		0.61		136

8.99	31.74		122,651	1.89		1.89		1.84		1.84		1.29		383

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Assets:

Investments, at value
Investments in securities*	$1,729,408	$1,746,624	$271,072	$1,502,338	$1,299,001	$98,688	$1,343,654
Investments in Affiliates	707,597	784,504	107,160	624,772	152	28,289	656,569
Financial Derivative Instruments
Exchange-traded or centrally cleared	821	3,333	580	1,600	74	428	2,617
Over the counter	132,286	199,622	1,041	280,637	5,200	2,955	213,358
Cash	6	0	0	0	245	0	0
Deposits with counterparty	3,748	6,821	1,813	2260	8,488	3,186	4,381
Foreign currency, at value	1,660	13,610	1,944	10,674	3,357	1,352	19,747
Receivable for investments sold	7,981	22,596	6,138	27,496	4,916	3,245	55,771
Receivable for TBA investments sold	0	6,579	4,489	10527	28,681	0	5,922
Receivable for Fund shares sold	657	766	193	977	2,798	297	1,112
Interest and/or dividends receivable	2,524	4,949	1,011	5,132	8,485	266	4,474
Dividends receivable from Affiliates	175	189	26	115	0	3	159
Reimbursement receivable from PIMCO	1	1	0	1	0	0	1
Other assets	4	12	4	30	0	4	12
Total Assets	2,586,868	2,789,606	395,471	2,466,559	1,361,397	138,713	2,307,777

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$62,994	$261,020	$0	$0
Payable for sale-buyback transactions	0	0	0	0	1,847	0	0
Payable for short sales	3,159	22,385	7,911	36,569	7,191	7,520	16,435
Financial Derivative Instruments
Exchange-traded or centrally cleared	11,956	11,028	557	1,275	5,333	88	8,265
Over the counter	8,472	23,166	7,114	28,440	16,516	6,243	22,824
Payable for investments purchased	0	70,147	1,788	9,631	8,966	5	51,534
Payable for investments in Affiliates purchased	175	189	26	115	0	3	159
Payable for TBA investments purchased	0	42,939	11,264	64,623	21,419	6,414	33,828
Deposits from counterparty	142,835	208,614	1,137	254,996	4,229	3,890	218,972
Payable for Fund shares redeemed	1,675	1,716	562	1,445	460	280	993
Overdraft due to custodian	0	52	0	339	0	0	0
Accrued investment advisory fees	517	800	118	745	315	36	718
Accrued supervisory and administrative fees	598	655	85	606	216	32	506
Accrued distribution fees	38	87	3	43	0	3	47
Accrued servicing fees	117	171	11	91	0	6	113
Other liabilities	2	3	1	3	1	1	3
Total Liabilities	169,544	381,952	30,577	461,915	327,513	24,521	354,397

Net Assets	$2,417,324	$2,407,654	$364,894	$2,004,644	$1,033,884	$114,192	$1,953,380

Net Assets Consist of:

Paid in capital	$2,039,665	$1,820,847	$328,835	$1,835,250	$872,482	$4,188,451	$1,597,948
Distributable earnings (accumulated loss)	377,659	586,807	36,059	169,394	161,402	(4,074,259)	355,432

Net Assets	$2,417,324	$2,407,654	$364,894	$2,004,644	$1,033,884	$114,192	$1,953,380

Cost of investments in securities	$1,721,455	$1,677,328	$256,222	$1,416,790	$1,247,663	$94,476	$1,300,933
Cost of investments in Affiliates	$707,182	$784,299	$107,117	$624,841	$152	$28,284	$656,435
Cost of foreign currency held	$1,677	$14,303	$2,072	$11,387	$3,525	$1,631	$20,248
Proceeds received on short sales	$3,275	$23,065	$8,033	$37,496	$7,177	$7,746	$16,805
Cost or premiums of financial derivative instruments, net	$952	$(8,361)	$(7,234)	$6,879	$12,716	$(2,279)	$(15,184)

* Includes repurchase agreements of:	$105,590	$108,100	$789	$577	$802	$714	$80,739

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Net Assets:

Institutional Class	$1,756,720	$1,157,684	$283,959	$930,679	$1,033,884	$27,267	$1,067,341
I-2	95,395	445,480	26,747	621,241	N/A	52,599	324,684
I-3	14,300	7,045	4,717	17,558	N/A	2,680	16,368
Administrative Class	3,136	N/A	N/A	N/A	N/A	N/A	7,202
Class A	409,337	660,752	45,906	366,473	N/A	26,029	466,253
Class C	80,716	136,693	3,565	68,693	N/A	5,617	71,532
Class R	57,720	N/A	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	134,781	86,704	49,577	106,210	128,211	2,996	98,150
I-2	7,346	33,946	4,665	71,824	N/A	5,794	30,226

I-3	1,103	537	826	2,036	N/A	296	1,527

Administrative Class	265	N/A	N/A	N/A	N/A	N/A	664
Class A	35,185	50,739	8,428	44,903	N/A	2,977	44,330
Class C	7,531	11,995	713	9,487	N/A	683	7,672
Class R	4,757	N/A	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$13.03	$13.35	$5.73	$8.76	$8.06	$9.10	$10.87
I-2	12.99	13.12	5.73	8.65	N/A	9.08	10.74
I-3	12.96	13.13	5.71	8.62	N/A	9.05	10.72
Administrative Class	11.82	N/A	N/A	N/A	N/A	N/A	10.84
Class A	11.63	13.02	5.45	8.16	N/A	8.74	10.52
Class C	10.72	11.40	5.00	7.24	N/A	8.22	9.32
Class R	12.13	N/A	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	29

Statements of Operations

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Investment Income:

Interest	$6,896	$17,988	$4,272	$27,619	$17,650	$5,629	$16,509
Dividends	0	469	0	0	0	0	351
Dividends from Investments in Affiliates	943	983	153	415	2	52	874
Total Income	7,839	19,440	4,425	28,034	17,652	5,681	17,734

Expenses:

Investment advisory fees	2,759	4,726	764	4,739	1,694	474	4,599
Supervisory and administrative fees	3,239	3,862	546	3,822	1,162	355	3,216
Distribution and/or servicing fees - Administrative Class	4	N/A	N/A	N/A	N/A	N/A	9
Distribution fees - Class C	209	524	14	274	N/A	21	288
Distribution fees - Class R	71	N/A	N/A	N/A	N/A	N/A	N/A
Servicing fees - Class A	524	836	61	462	N/A	32	603
Servicing fees - Class C	105	174	5	91	N/A	7	96
Servicing fees - Class R	71	N/A	N/A	N/A	N/A	N/A	N/A
Trustee fees	3	5	1	5	2	1	5
Interest expense	65	104	16	139	75	5	123
Miscellaneous expense	0	1	0	1	0	0	0
Total Expenses	7,050	10,232	1,407	9,533	2,933	895	8,939
Waiver and/or Reimbursement by PIMCO	(3)	(2)	(1)	(4)	0	(1)	(4)
Net Expenses	7,047	10,230	1,406	9,529	2,933	894	8,935

Net Investment Income (Loss)	792	9,210	3,019	18,505	14,719	4,787	8,799

Net Realized Gain (Loss):

Investments in securities	1,058	4,886	609	31,655	8,207	9,780	3,540
Investments in Affiliates	(3)	15	(5)	(6)	(1)	(4)	2
Exchange-traded or centrally cleared financial derivative instruments	95,452	82,065	(3,579)	(36,792)	34,640	(9,938)	(32,670)
Over the counter financial derivative instruments	81,142	172,683	82,468	147,638	85,266	(33,781)	114,236
Short sales	(89)	(85)	(103)	(746)	0	(123)	(297)
Foreign currency	313	(205)	(61)	4,940	190	(225)	(2,002)

Net Realized Gain (Loss)	177,873	259,359	79,329	146,689	128,302	(34,291)	82,809

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(3,040)	3,115	1,159	(24,554)	30,672	(7,851)	2,443
Investments in Affiliates	(88)	22	(2)	(58)	0	17	14
Exchange-traded or centrally cleared financial derivative instruments	(43,261)	(50,983)	(965)	10,770	(17,681)	397	12,088
Over the counter financial derivative instruments	25,683	(17,705)	(61,105)	(17,404)	(27,418)	6,186	(106,774)
Short sales	80	53	92	659	0	87	266
Foreign currency assets and liabilities	13	(697)	(63)	1,244	28	70	15

Net Change in Unrealized Appreciation (Depreciation)	(20,613)	(66,195)	(60,884)	(29,343)	(14,399)	(1,094)	(91,948)

Net Increase (Decrease) in Net Assets Resulting from Operations	$158,052	$202,374	$21,464	$135,851	$128,622	$(30,598)	$(340)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® Absolute Return Fund		PIMCO StocksPLUS® International Fund (Unhedged)

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$792	$2,682	$9,210	$21,380	$3,019	$5,953
Net realized gain (loss)	177,873	256,989	259,359	471,988	79,329	44,132
Net change in unrealized appreciation (depreciation)	(20,613)	220,589	(66,195)	555,758	(60,884)	151,995

Net Increase (Decrease) in Net Assets Resulting from Operations	158,052	480,260	202,374	1,049,126	21,464	202,080

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(39,922)	(31,434)	(74,223)	(68,445)	(66,351)	(3,568)
I-2	(2,062)	(3,661)	(28,115)	(23,120)	(5,713)	(132)
I-3	(304)	(463)	(799)	(484)	(1,016)	(8)
Administrative Class	(73)	(560)	N/A	N/A	N/A	N/A
Class A	(9,536)	(18,639)	(42,325)	(32,202)	(11,020)	(264)
Class C	(1,898)	(4,965)	(9,542)	(8,952)	(900)	(29)
Class R	(1,205)	(2,281)	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	0
I-2	0	0	0	0	0	0
I-3	0	0	0	0	0	0
Administrative Class	0	0	N/A	N/A	N/A	N/A
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	N/A	N/A	N/A	N/A

Total Distributions(a)	(55,000)	(62,003)	(155,004)	(133,203)	(85,000)	(4,001)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	838,312	319,244	118,859	(346,299)	24,191	(413,051)

Total Increase (Decrease) in Net Assets	941,364	737,501	166,229	569,624	(39,345)	(214,972)

Net Assets:

Beginning of period	1,475,960	738,459	2,241,425	1,671,801	404,239	619,211
End of period	$2,417,324	$1,475,960	$2,407,654	$2,241,425	$364,894	$404,239

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	31

Statements of Changes in Net Assets	(Cont.)

	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund		PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$18,505	$40,132	$14,719	$24,361	$4,787	$22,558	$8,799	$18,064
Net realized gain (loss)	146,689	(11,906)	128,302	321,952	(34,291)	(172,606)	82,809	574,985
Net change in unrealized appreciation (depreciation)	(29,343)	869,712	(14,399)	3,472	(1,094)	(144,539)	(91,948)	653,239

Net Increase (Decrease) in Net Assets Resulting from Operations	135,851	897,938	128,622	349,785	(30,598)	(294,587)	(340)	1,246,288

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(62,761)	0	(160,002)	(153,204)	0	(21,110)	(101,888)	(122,362)
I-2	(41,011)	0	N/A	N/A	0	(4,519)	(30,450)	(30,529)
I-3	(1,131)	0	N/A	N/A	0	(310)	(1,453)	(1,269)
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	(621)	(1,166)
Class A	(24,904)	0	N/A	N/A	0	(1,534)	(43,187)	(45,081)
Class C	(5,196)	0	N/A	N/A	0	(282)	(7,404)	(9,598)
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	(3,184)	0	0
I-2	0	0	N/A	N/A	0	(715)	0	0
I-3	0	0	N/A	N/A	0	(46)	0	0
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	0	0
Class A	0	0	N/A	N/A	0	(251)	0	0
Class C	0	0	N/A	N/A	0	(51)	0	0
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(135,003)	0	(160,002)	(153,204)	0	(32,002)	(185,003)	(210,005)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(157,282)	(1,182,339)	248,988	(40,316)	(216,645)	(223,186)	63,493	(199,240)

Total Increase (Decrease) in Net Assets	(156,434)	(284,401)	217,608	156,265	(247,243)	(549,775)	(121,850)	837,043

Net Assets:

Beginning of period	2,161,078	2,445,479	816,276	660,011	361,435	911,210	2,075,230	1,238,187
End of period	$2,004,644	$2,161,078	$1,033,884	$816,276	$114,192	$361,435	$1,953,380	$2,075,230

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

32	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Long Duration Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$128,622

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(481,973)
Proceeds from sales of long-term securities	260,758
(Purchases) Proceeds from sales of short-term portfolio investments, net	(2,726)
(Increase) decrease in deposits with counterparty	(6,435)
(Increase) decrease in receivable for investments sold	46,918
(Increase) decrease in interest and/or dividends receivable	(597)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	23,562
Proceeds from (Payments on) over the counter financial derivative instruments	85,361
Increase (decrease) in payable for investments purchased	(40,872)
Increase (decrease) in deposits from counterparty	(18,731)
Increase (decrease) in accrued investment advisory fees	74
Increase (decrease) in accrued supervisory and administrative fees	51
Proceeds from (Payments on) short sales transactions, net	(666)
Proceeds from (Payments on) foreign currency transactions	218
Increase (decrease) in other liabilities	1
Net Realized (Gain) Loss
Investments in securities	(8,207)
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(34,640)
Over the counter financial derivative instruments	(85,266)
Foreign currency	(190)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(30,672)
Exchange-traded or centrally cleared financial derivative instruments	17,681
Over the counter financial derivative instruments	27,418
Foreign currency assets and liabilities	(28)
Net amortization (accretion) on investments	(340)

Net Cash Provided by (Used for) Operating Activities	(120,678)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	251,328
Payments on shares redeemed	(164,435)
Cash distributions paid*	(2,251)
Proceeds from reverse repurchase agreements	2,137,297
Payments on reverse repurchase agreements	(2,027,640)
Proceeds from sale-buyback transactions	2,621,979
Payments on sale-buyback transactions	(2,696,588)

Net Cash Received from (Used for) Financing Activities	119,690

Net Increase (Decrease) in Cash and Foreign Currency	(988)

Cash and Foreign Currency:

Beginning of period	4,590
End of period	$3,602

*Reinvestment of distributions	$157,751

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$69

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	33

Schedule of Investments	PIMCO StocksPLUS® Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 71.5%

CORPORATE BONDS & NOTES 7.3%

BANKING & FINANCE 4.1%

American Tower Corp.
1.450% due 09/15/2026		$6,200	$6,174

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	396

Barclays Bank PLC
7.625% due 11/21/2022 (e)		2,200	2,359

Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		2,600	2,646
1.555% (US0003M + 1.430%) due 02/15/2023 ~		800	804
2.375% due 10/06/2023 •	GBP	2,800	3,834
4.375% due 01/12/2026		$200	223
4.836% due 05/09/2028		300	339
7.250% due 03/15/2023 •(d)(e)	GBP	2,200	3,163
7.750% due 09/15/2023 •(d)(e)		$500	546

Credit Suisse AG
6.500% due 08/08/2023 (e)		4,900	5,374

Credit Suisse Group AG
4.194% due 04/01/2031 •		250	280
7.500% due 07/17/2023 •(d)(e)		800	858
7.500% due 12/11/2023 •(d)(e)		2,300	2,518

Danske Bank A/S
0.976% due 09/10/2025 •		3,200	3,196

Deutsche Bank AG
1.354% (US0003M + 1.230%) due 02/27/2023 ~		3,100	3,135
1.375% due 09/03/2026 •	EUR	2,400	2,887
1.625% due 01/20/2027		6,200	7,569
1.750% due 12/16/2021	GBP	1,000	1,351
1.750% due 01/17/2028	EUR	600	736
2.625% due 12/16/2024	GBP	4,400	6,145
3.035% due 05/28/2032 •(f)		$500	508
3.300% due 11/16/2022		2,100	2,167
3.875% due 02/12/2024	GBP	1,400	1,998
3.961% due 11/26/2025 •		$1,800	1,948
4.250% due 10/14/2021		2,400	2,403

Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	300	347
1.514% due 02/17/2023		400	469
1.744% due 07/19/2024		1,000	1,174
2.748% due 06/14/2024	GBP	300	409
2.979% due 08/03/2022		$400	405
3.096% due 05/04/2023		200	204
3.219% due 01/09/2022		200	201
3.339% due 03/28/2022		200	201
3.350% due 11/01/2022		500	509
3.375% due 11/13/2025		600	617
3.550% due 10/07/2022		400	408
3.813% due 10/12/2021		200	200
4.063% due 11/01/2024		200	211
4.140% due 02/15/2023		600	616
5.125% due 06/16/2025		400	435

Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022		200	202

HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	2,153
2.633% due 11/07/2025 •		$2,500	2,608
2.848% due 06/04/2031 •		800	821
5.250% due 09/16/2022 •(d)(e)	EUR	1,800	2,154
6.250% due 03/23/2023 •(d)(e)		$600	626

Hyundai Capital Services, Inc.
0.750% due 09/15/2023		5,200	5,197

Lloyds Banking Group PLC
4.550% due 08/16/2028		700	807
5.125% due 12/27/2024 •(d)(e)	GBP	600	850

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		$2,000	2,042

Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		1,000	998
2.000% due 03/09/2026		100	100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.650% due 07/13/2022		$1,600	$1,625
2.750% due 03/09/2028		700	708

Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		1,200	1,300

Societe Generale S.A.
3.000% due 01/22/2030		1,100	1,138
4.000% due 01/12/2027		800	879
7.875% due 12/18/2023 •(d)(e)		1,100	1,215

Standard Chartered PLC
0.991% due 01/12/2025 •		1,100	1,097

UBS Group AG
1.364% due 01/30/2027 •		800	793

Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	1,034
1.338% due 05/04/2025 •		400	479
1.741% due 05/04/2030 •		700	871
2.879% due 10/30/2030 •		$600	627

			100,287

INDUSTRIALS 2.1%

BOC Aviation USA Corp.
1.625% due 04/29/2024		350	353

Broadcom, Inc.
3.187% due 11/15/2036		36	36
3.419% due 04/15/2033		3,200	3,315
3.469% due 04/15/2034		1,250	1,288
4.150% due 11/15/2030		664	736
4.300% due 11/15/2032		600	673

Charter Communications Operating LLC
4.500% due 02/01/2024		1,600	1,731

Citrix Systems, Inc.
1.250% due 03/01/2026		1,300	1,279

Conagra Brands, Inc.
0.500% due 08/11/2023		6,300	6,302

DAE Funding LLC
1.550% due 08/01/2024		1,900	1,885
1.625% due 02/15/2024		2,000	1,990
2.625% due 03/20/2025		600	612
3.375% due 03/20/2028		500	517

Energy Transfer LP
4.250% due 03/15/2023		200	209
5.000% due 10/01/2022		100	103

Expedia Group, Inc.
6.250% due 05/01/2025		300	346

Huntington Ingalls Industries, Inc.
0.670% due 08/16/2023		7,100	7,100

Imperial Brands Finance PLC
3.500% due 02/11/2023		300	309

Marvell Technology, Inc.
4.200% due 06/22/2023		1,300	1,373

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		6,300	6,926
4.810% due 09/17/2030		600	675

Quanta Services, Inc.
0.950% due 10/01/2024		6,400	6,404

Ryder System, Inc.
2.500% due 09/01/2022		300	306

Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		900	957
5.625% due 03/01/2025		400	454

Sands China Ltd.
2.300% due 03/08/2027		1,600	1,549
4.375% due 06/18/2030		500	523
5.125% due 08/08/2025		1,800	1,940
5.400% due 08/08/2028		500	553

Saudi Arabian Oil Co.
1.250% due 11/24/2023		600	604

T-Mobile USA, Inc.
2.250% due 02/15/2026		200	202
2.875% due 02/15/2031		400	404

			51,654

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.1%

Cleco Power LLC
0.616% (US0003M + 0.500%) due 06/15/2023 ~	$6,400	$6,402

Enel Finance International NV
1.375% due 07/12/2026	800	796

ITC Holdings Corp.
2.700% due 11/15/2022	2,400	2,456

ONEOK, Inc.
4.250% due 02/01/2022	300	301

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	3,000	3,001
1.750% due 06/16/2022	3,800	3,794

Southern California Edison Co.
0.700% due 08/01/2023	6,300	6,312

State Grid Overseas Investment Ltd.
3.750% due 05/02/2023	2,400	2,513

		25,575

Total Corporate Bonds & Notes (Cost $177,224)		177,516

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.200% due 01/01/2050	3,325	3,325

California State General Obligation Bonds, Series 2017
0.863% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,301

Total Municipal Bonds & Notes (Cost $5,625)		5,626

U.S. GOVERNMENT AGENCIES 1.5%

Fannie Mae
0.206% due 03/25/2034 •	50	50
0.336% due 05/25/2037 •	29	29
0.436% due 03/25/2037 - 07/25/2037 •	51	51
0.446% due 03/25/2037 - 05/25/2058 •	776	773
0.466% due 07/25/2037 •	63	64
0.486% due 09/25/2035 •	157	158
0.531% due 02/25/2037 •	60	61
0.806% due 06/25/2037 •	157	160
0.836% due 03/25/2038 - 01/25/2040 •	175	179
0.906% due 12/25/2039 •	77	79
0.986% due 07/25/2039 •	42	43
1.017% due 11/25/2022 •	580	581
1.299% due 07/01/2044 •	21	21
1.815% due 04/01/2035 •	62	63
1.870% due 11/01/2035 •	47	49
2.069% due 05/01/2038 •	207	219
2.112% due 12/01/2033 •	52	52
3.000% due 10/25/2040	776	820
4.032% due 12/01/2036 •	53	56
4.251% due 11/01/2028 •	3	3
4.402% due 11/01/2027 •	4	4
4.453% due 04/01/2028 •	1	1
4.470% due 07/01/2028 •	2	2
4.562% due 11/01/2028 •	4	4
4.929% due 09/01/2034 •	25	26
5.000% due 04/25/2033	143	160
5.632% due 08/01/2029 •	2	2

Freddie Mac
0.384% due 02/15/2037 •	5	5
0.414% due 02/15/2037 •	12	12
0.424% due 02/15/2037 •	61	61
0.536% due 07/15/2040 •	409	414
0.596% due 03/15/2042 •	168	171
0.634% due 07/15/2041 •	843	856
0.684% due 10/15/2037 •	43	44
0.754% due 08/15/2037 •	556	567
0.784% due 08/15/2037 •	1,111	1,139

34	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.794% due 10/15/2037 •	$187	$190
0.804% due 05/15/2037 - 09/15/2037 •	1,255	1,279
0.834% due 08/15/2036 •	73	75
0.934% due 11/15/2039 •	22	22
0.939% due 01/15/2038 •	273	280
1.984% due 06/01/2035 •	154	163
2.316% due 09/01/2037 •	502	537
4.000% due 11/01/2047	624	674
5.000% due 12/01/2026 - 04/01/2041	73	80
6.000% due 01/01/2029 - 02/01/2034	186	218
6.500% due 10/25/2043	468	543
8.500% due 04/01/2025	1	1

Ginnie Mae
0.840% due 12/20/2065 •	1,862	1,885
0.860% due 02/20/2066 •	2	2
0.890% due 01/20/2066 •	281	285
1.090% due 01/20/2066 - 03/20/2066 •	4,905	5,004
1.240% due 03/20/2066 •	304	312
1.875% (H15T1Y + 1.500%) due 05/20/2026 ~	15	16
1.875% due 04/20/2027 - 04/20/2041 •	1,121	1,174
2.000% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~	30	30
2.000% due 01/20/2028 - 02/20/2028 •	24	24
2.125% (H15T1Y + 1.500%) due 12/20/2022 - 11/20/2025 ~	16	17
2.125% due 12/20/2027 •	15	15
2.250% (H15T1Y + 1.500%) due 08/20/2022 - 08/20/2026 ~	28	29
2.250% due 07/20/2027 •	50	50

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	15,523	16,508
8.000% due 03/01/2030 - 08/01/2030	6	7

Total U.S. Government Agencies (Cost $34,822)		36,399

U.S. TREASURY OBLIGATIONS 3.2%

U.S. Treasury Bonds
3.000% due 02/15/2049	4,000	4,783
4.375% due 11/15/2039	2,800	3,881

U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2030	2,768	3,055
0.500% due 01/15/2028	10,291	11,529
0.625% due 02/15/2043	119	142
0.750% due 07/15/2028 (i)	2,936	3,364
0.750% due 02/15/2045	3,593	4,426
1.000% due 02/15/2046	1,037	1,352
1.000% due 02/15/2048	443	588
1.000% due 02/15/2049	7,517	10,090
1.375% due 02/15/2044	2,108	2,899

U.S. Treasury Notes
1.375% due 09/30/2023 (i)	13,360	13,653
1.625% due 02/15/2026	600	619
2.000% due 04/30/2024	300	312
2.625% due 12/31/2025	2,000	2,148
2.875% due 09/30/2023 (i)	1,620	1,704
2.875% due 11/30/2023 (i)	1,380	1,456
3.000% due 09/30/2025	4,900	5,328
3.000% due 10/31/2025	5,000	5,442

Total U.S. Treasury Obligations (Cost $71,463)		76,771

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.4%

Ashford Hospitality Trust
0.984% due 04/15/2035 •	22,894	22,894
1.334% due 04/15/2035 •	7,105	7,106

BAMLL Commercial Mortgage Securities Trust
1.134% due 04/15/2036 •	1,500	1,498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
2.375% due 01/25/2034 ~		$13	$13
2.500% due 04/25/2033 ~		11	12
2.536% due 01/25/2034 ~		221	230
2.832% due 02/25/2033 ~		5	5

Bear Stearns ALT-A Trust
1.661% due 01/25/2035 •		1,211	1,235
2.910% due 09/25/2035 ^~		85	66
3.081% due 11/25/2036 ~		3,928	2,972

Bear Stearns Structured Products, Inc. Trust
2.708% due 01/26/2036 ^~		282	240
2.727% due 12/26/2046 ^~		193	176

BSREP Commercial Mortgage Trust
1.434% due 08/15/2038 •		12,300	12,334

BWAY Mortgage Trust
1.334% due 09/15/2036 •		5,000	5,012

BX Commercial Mortgage Trust
0.784% due 04/15/2034 •		10,500	10,461

Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •		41	41

Colony Mortgage Capital Ltd.
1.213% due 11/15/2038 •		5,480	5,494

Commercial Mortgage Trust
3.732% due 08/10/2049 ~		2,700	2,883

Countrywide Alternative Loan Trust
0.446% due 04/25/2046 •		2,200	2,180

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 11/25/2035 ^		913	689

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
0.699% due 03/25/2032 ~		55	53
4.959% due 06/25/2032 ~		6	6

Credit Suisse Mortgage Capital Trust
1.115% due 01/25/2060 ~		2,133	2,101
1.484% due 07/15/2038 •		7,900	7,915
1.796% due 12/27/2060 ~		2,561	2,571
3.850% due 09/25/2057 ~		5,544	5,765

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.206% due 05/25/2036 •		3,128	3,101

Extended Stay America Trust
1.164% due 07/15/2038 •		8,555	8,594
1.464% due 07/15/2038 •		10,744	10,811

Fingal Securities RMBS DAC
0.456% due 07/28/2055 •	EUR	3,003	3,502

GCAT Trust
2.650% due 10/25/2068 ~		$11,025	11,328

GPMT Ltd.
1.337% due 07/16/2035 •		1,656	1,658

GreenPoint Mortgage Funding Trust
0.626% due 11/25/2045 •		149	137

GS Mortgage Securities Corp. Trust
1.234% due 08/15/2032 •		2,500	2,503

GS Mortgage Securities Trust
4.074% due 01/10/2047		4,500	4,788

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		3,588	3,639

GSR Mortgage Loan Trust
0.436% due 01/25/2034 •		13	13
2.967% due 01/25/2036 ^~		24	25

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	3,313	4,484

Impac CMB Trust
0.846% due 10/25/2033 •		$4	4

Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~		613	616
3.000% due 09/25/2059 ~		2,926	3,051

Lehman Mortgage Trust
0.406% due 08/25/2036 ^•		868	628

Lehman XS Trust
0.446% due 11/25/2035 •		2,867	2,785

Merrill Lynch Mortgage Investors Trust
0.506% due 02/25/2036 •		107	107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MFA Trust
1.131% due 07/25/2060 ~		$4,109	$4,095

MHC Trust
0.934% due 05/15/2023 •		2,400	2,406

New Orleans Hotel Trust
1.073% due 04/15/2032 •		1,900	1,897

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		3,580	3,587
1.147% due 10/25/2058 ~		511	512
1.353% due 10/25/2058 ~		365	366
2.750% due 11/25/2059 ~		2,882	2,969

New York Mortgage Trust
1.670% due 08/25/2061 þ		12,957	12,950

Pretium Mortgage Credit Partners LLC
1.992% due 02/25/2061 þ		947	946

Prime Mortgage Trust
0.486% due 02/25/2034 •		25	25

RCO Mortgage LLC
1.868% due 05/26/2026 þ		2,312	2,315

Ready Capital Mortgage Financing LLC
1.036% due 07/25/2036 •		6,900	6,915

Ripon Mortgages PLC
0.868% due 08/20/2056 •	GBP	8,929	12,052

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		$2,564	2,564

Structured Adjustable Rate Mortgage Loan Trust
0.406% due 10/25/2035 •		2,146	2,150
2.880% due 09/25/2035 ~		425	414

Structured Asset Mortgage Investments Trust
0.587% due 07/19/2035 •		178	182
0.646% due 02/25/2036 ^•		195	189
4.950% due 06/25/2029 ~		45	46

STWD Mortgage Trust
1.134% due 04/15/2034 •		2,500	2,511
1.434% due 04/15/2034 •		5,400	5,424

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •	GBP	1,389	1,888

Trinity Square PLC
0.899% due 07/15/2059 •		9,610	13,023

TTAN
0.934% due 03/15/2038 •		$2,700	2,704

VASA Trust
0.984% due 07/15/2039 •		4,300	4,307

Verus Securitization Trust
1.020% due 04/25/2064 ~		4,956	4,973
1.277% due 04/25/2064 ~		629	631
1.380% due 04/25/2064 ~		944	946

WaMu Mortgage Pass-Through Certificates Trust
0.666% due 10/25/2045 •		59	59
1.292% due 11/25/2042 •		24	24
1.492% due 06/25/2042 •		51	51
1.513% due 02/27/2034 •		160	164

Wells Fargo Mortgage-Backed Securities Trust
2.614% due 04/25/2036 ~		2,178	2,185

Total Non-Agency Mortgage-Backed Securities (Cost $249,892)			251,197

ASSET-BACKED SECURITIES 20.3%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ		1,549	1,550

Aames Mortgage Investment Trust
1.001% due 10/25/2035 •		2,200	2,177

ACC Auto Trust
1.080% due 04/15/2027		6,328	6,337

Accunia European CLO DAC
0.950% due 07/15/2030 •	EUR	2,459	2,850

AFC Home Equity Loan Trust
0.636% due 06/25/2028 •		$66	65

Affirm Asset Securitization Trust
1.030% due 08/17/2026		13,900	13,926

American Money Management Corp. CLO Ltd.
0.991% due 04/17/2029 •		22,900	22,929

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	35

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.078% due 11/10/2030 •		$1,300	$1,300
1.521% due 04/17/2029 •		14,000	13,992

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.001% due 01/25/2035 •		1,189	1,193

Anchorage Capital CLO Ltd.
1.278% due 07/22/2032 •		2,650	2,650

Apidos CLO
1.064% due 07/17/2030 •		4,500	4,500
1.490% due 07/18/2029 •		10,500	10,501

Aqueduct European CLO DAC
0.640% due 07/20/2030 •	EUR	896	1,039

Arbor Realty Commercial Real Estate Notes Ltd.
1.054% due 12/15/2035 •		$6,700	6,704

Ares European CLO DAC
0.780% due 10/15/2031 •	EUR	900	1,044

ARES L CLO Ltd.
1.176% due 01/15/2032 •		$700	700

ARES LII CLO Ltd.
1.188% due 04/22/2031 •		1,750	1,755

Argent Securities Trust
0.386% due 06/25/2036 •		4,661	3,741

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.956% due 06/26/2034 •		1,349	1,352

Asset-Backed Securities Corp. Home Equity Loan Trust
0.911% due 04/25/2034 •		1,347	1,333

Atrium Corp.
0.968% due 04/22/2027 •		4,142	4,145

Avant Loans Funding Trust
1.210% due 07/15/2030		5,000	5,007

Bear Stearns Asset-Backed Securities Trust
0.316% due 11/25/2036 •		815	781
1.061% due 11/25/2034 •		10,830	10,849

Benefit Street Partners CLO Ltd.
1.189% due 07/15/2032 •		12,400	12,405

Birch Grove CLO Ltd.
1.246% due 06/15/2031 •		1,600	1,602

Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	332	385
1.195% due 10/03/2029 •		$208	208

Black Diamond CLO Ltd.
0.860% due 01/20/2032 •	EUR	3,900	4,522

BlueMountain Fuji EUR CLO DAC
0.720% due 01/15/2031 •		3,150	3,642
1.050% due 01/15/2031		500	578

BNPP AM Euro CLO
0.600% due 04/15/2031 •		1,150	1,332

BSPRT Issuer Ltd.
1.184% due 03/15/2036 •		$11,200	11,203

Cairn CLO DAC
0.780% due 10/15/2031 •	EUR	600	696

Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		750	870

Carlyle Global Market Strategies Euro CLO Ltd.
0.750% due 11/15/2031 •		1,550	1,799

CARLYLE U.S. CLO Ltd.
1.134% due 04/20/2031 •		$1,700	1,700

Catamaran CLO Ltd.
0.979% due 01/27/2028 •		564	564
1.482% due 04/22/2030 •		2,985	2,988

Chase Funding Trust
0.826% due 10/25/2032 •		74	74

CIFC Funding Ltd.
1.075% due 10/24/2030 •		1,700	1,701

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		1,912	1,930

Citigroup Mortgage Loan Trust
0.146% due 07/25/2045 •		423	362
0.246% due 12/25/2036 •		138	93
4.400% due 10/25/2037 þ		180	187

Citigroup Mortgage Loan Trust, Inc.
1.736% due 07/25/2037 •		1,100	1,107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates
0.226% due 08/25/2037 ^•		$317	$300
0.226% due 06/25/2047 ^•		1,591	1,534
0.286% due 06/25/2047 ^•		395	372
0.486% due 08/25/2034 •		549	539
0.626% due 03/25/2036 •		612	605

Countrywide Asset-Backed Certificates Trust
1.181% due 04/25/2036 ^•		8,900	8,919

Credit Suisse First Boston Mortgage Securities Corp.
0.706% due 01/25/2032 •		94	92

Dryden Euro CLO DAC
0.860% due 05/15/2034 •	EUR	3,900	4,505

Dryden Senior Loan Fund
1.026% due 10/15/2027 •		$1,718	1,718
1.146% due 04/15/2029 •		2,866	2,870

Encina Equipment Finance LLC
0.500% due 09/15/2025		2,092	2,094
0.740% due 12/15/2026		1,200	1,200

First Franklin Mortgage Loan Trust
0.386% due 08/25/2036 •		2,717	2,670
0.396% due 09/25/2036 •		4,134	4,002
0.566% due 05/25/2036 •		10,279	9,743

Foursight Capital Automobile Receivables Trust
2.600% due 01/15/2026		1,500	1,537

FREED ABS Trust
0.680% due 06/19/2028		3,671	3,674

GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		485	487

GSAA Home Equity Trust
0.586% due 01/25/2036 •		948	480

GSAMP Trust
0.366% due 06/25/2036 •		265	261
0.986% due 11/25/2035 •		346	342
1.736% due 10/25/2034 •		23	24

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	600	690
0.650% due 06/26/2030 •		1,100	1,272

HERA Commercial Mortgage Ltd.
1.137% due 02/18/2038 •		$2,200	2,199

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		9,600	9,645

HSI Asset Securitization Corp. Trust
0.581% due 02/25/2036 •		798	780

Invesco Euro CLO DAC
0.650% due 07/15/2031 •	EUR	400	461

Jubilee CLO BV
0.256% due 12/15/2029 •		1,077	1,244

KKR CLO Ltd.
1.634% due 10/17/2031 •		$2,000	2,003

KVK CLO Ltd.
1.033% due 01/14/2028 •		514	514
1.583% due 01/14/2028 •		2,635	2,637

LCCM Trust
1.284% due 12/13/2038 •		1,500	1,502

LL ABS Trust
1.070% due 05/15/2029		7,730	7,727

LMREC LLC
1.135% due 04/22/2037 •		900	900

Long Beach Mortgage Loan Trust
0.524% due 04/21/2031 •		4,087	4,040
0.526% due 02/25/2036 •		1,354	1,349
0.646% due 10/25/2034 •		49	48

Mackay Shields EURO CLO DAC
1.550% due 08/15/2033 •	EUR	300	348

Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		300	348

Marathon CLO Ltd.
1.001% due 11/21/2027 •		$428	429

MF1 Ltd.
1.185% due 07/16/2036 •		1,100	1,102

MFA Trust
2.363% due 03/25/2060 þ		1,127	1,128

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MidOcean Credit CLO
1.229% due 01/29/2030 •		$2,900	$2,899

Morgan Stanley ABS Capital, Inc. Trust
0.166% due 09/25/2036 •		31	18
0.196% due 12/25/2036 •		4,804	3,211
0.216% due 10/25/2036 •		103	98

Mountain View CLO LLC
1.144% due 01/16/2031 •		22,900	22,900
1.216% due 10/16/2029 •		1,700	1,700

Mountain View CLO Ltd.
1.479% due 10/13/2027 •		11,550	11,507

Navient Student Loan Trust
1.136% due 12/27/2066 •		2,320	2,360

Nelnet Student Loan Trust
0.936% due 02/25/2066 •		1,686	1,703

Newcastle Mortgage Securities Trust
0.426% due 04/25/2037 •		5,807	5,492

OZLM Ltd.
1.376% due 07/15/2034 •		9,375	9,400

Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		10,300	10,306

Palmer Square Loan Funding Ltd.
1.571% due 07/20/2029 •		14,900	14,888

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.016% due 05/25/2035 •		4,326	4,354

PRET LLC
1.868% due 07/25/2051 þ		788	789

Residential Asset Securities Corp. Trust
0.386% due 08/25/2036 •		32	32

Segovia European CLO
0.880% due 07/20/2032 •	EUR	450	520

SLM Student Loan Trust
0.586% due 12/15/2027 •		$333	333

SMB Private Education Loan Trust
0.804% due 01/15/2037 •		1,163	1,169
1.290% due 07/15/2053		4,476	4,496
1.310% due 07/17/2051		4,856	4,861
1.340% due 03/17/2053		13,200	13,215

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		3,500	3,594

Sound Point CLO Ltd.
1.184% due 10/20/2028 •		2,182	2,185
1.885% due 07/20/2032 •		6,100	6,100

Soundview Home Loan Trust
0.406% due 11/25/2036 •		7	7
0.791% due 11/25/2035 •		2,958	2,963

Specialty Underwriting & Residential Finance Trust
1.061% due 12/25/2035 •		198	198

St Paul’s CLO DAC
0.850% due 04/25/2030 •	EUR	600	696

Structured Asset Securities Corp. Mortgage Loan Trust
0.731% due 02/25/2036 •		$2,808	2,815

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.911% due 01/25/2035 •		2,996	3,009

STWD Ltd.
1.284% due 04/18/2038 •		6,200	6,213

Theorem Funding Trust
1.210% due 12/15/2027		7,071	7,078

THL Credit Wind River Clo Ltd.
1.734% due 04/15/2031 •		10,800	10,800

Tikehau CLO BV
0.870% due 08/04/2034 •	EUR	5,500	6,344

Towd Point Asset Trust
0.795% due 11/20/2061 •		$12,597	12,660

Towd Point Mortgage Trust
1.086% due 05/25/2058 •		3,217	3,245
2.750% due 10/25/2057 ~		3,536	3,607
2.900% due 10/25/2059 ~		2,981	3,094
3.000% due 01/25/2058 ~		291	297

Tralee CLO Ltd.
1.244% due 10/20/2028 •		2,711	2,714

36	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tricolor Auto Securitization Trust
0.740% due 04/15/2024		$8,721	$8,722

Utah State Board of Regents
0.836% due 01/25/2057 •		1,117	1,114

Venture CLO Ltd.
1.151% due 08/28/2029 •		1,700	1,700
1.184% due 07/20/2030 •		1,000	999
1.264% due 04/20/2032 •		950	949

Veros Auto Receivables Trust
0.920% due 10/15/2026		5,021	5,023

Vibrant CLO Ltd.
1.072% due 06/20/2029 •		1,800	1,800

Voya CLO Ltd.
1.034% due 07/20/2029 •		2,789	2,788

Wellfleet CLO Ltd.
0.980% due 07/20/2029 •		12,700	12,700

Z Capital Credit Partners CLO Ltd.
1.076% due 07/16/2027 •		284	285

Total Asset-Backed Securities (Cost $490,625)			490,652

SOVEREIGN ISSUES 2.6%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2022 (b)	BRL	286,000	49,405

Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	18,100	5,614
0.750% due 07/31/2022		10,900	3,402
5.500% due 01/31/2022		5,800	1,832

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	58,885	$544

Oman Government International Bond
3.875% due 03/08/2022		$800	807

Qatar Government International Bond
4.500% due 01/20/2022		900	911

Saudi Government International Bond
2.900% due 10/22/2025		900	959

Total Sovereign Issues (Cost $64,045)			63,474

SHORT-TERM INSTRUMENTS 26.0%

REPURCHASE AGREEMENTS (g) 4.4%
			105,590

ISRAEL TREASURY BILLS 1.0%
(0.003)% due 04/06/2022 - 08/03/2022 (a)(b)	ILS	77,600	24,064

U.S. TREASURY BILLS 20.6%
0.050% due 11/12/2021 - 03/31/2022 (a)(b)(i)(k)		$498,200	498,119

Total Short-Term Instruments (Cost $627,759)			627,773

Total Investments in Securities (Cost $1,721,455)			1,729,408

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 29.3%

SHORT-TERM INSTRUMENTS 29.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.3%

PIMCO Short Asset Portfolio	12,306,986	$123,267

PIMCO Short-Term Floating NAV Portfolio III	59,250,712	584,330

Total Short-Term Instruments (Cost $707,182)		707,597

Total Investments in Affiliates (Cost $707,182)		707,597

Total Investments 100.8% (Cost $2,428,637)		$2,437,005

Financial Derivative Instruments (h)(j) 4.7% (Cost or Premiums, net $952)		112,679

Other Assets and Liabilities, net (5.5)%		(132,360)

Net Assets 100.0%		$2,417,324

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	3.035%	05/28/2032	06/11/2021	$ 506	$508	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	0.030%	09/30/2021	10/01/2021	$35,400	U.S. Treasury Bonds 4.375% due 02/15/2038	$(36,186)	$35,400	$35,400
FICC	0.000	09/30/2021	10/01/2021	690	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	(704)	690	690
NOM	0.030	09/30/2021	10/01/2021	69,500	U.S. Treasury Bonds 2.375% due 11/15/2049	(70,581)	69,500	69,500

Total Repurchase Agreements						$(107,471)	$105,590	$105,590

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	37

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
Sovereign Issues (0.1)%
Canada Government International Bond	2.750%	12/01/2048	CAD 3,400	$(3,275)	$(3,159)

Total Short Sales (0.1)%				$(3,275)	$(3,159)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$35,400	$0	$0	$0	$35,400	$(36,186)	$(786)
FICC	690	0	0	0	690	(704)	(14)
NOM	69,500	0	0	0	69,500	(70,581)	(1,081)

Master Securities Forward Transaction Agreement
TDM	0	0	0	(3,159)	(3,159)	0	(3,159)

Total Borrowings and Other Financing Transactions	$105,590	$0	$0	$(3,159)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $28 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2021	4,456	$957,539	$(37,915)	$0	$(11,585)
U.S. Treasury 2-Year Note December Futures	12/2021	985	216,754	(120)	38	0
U.S. Treasury 5-Year Note December Futures	12/2021	306	37,559	(213)	26	0
U.S. Treasury 30-Year Bond December Futures	12/2021	108	17,196	(461)	14	0

				$(38,709)	$78	$(11,585)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2021	16	$(3,147)	$45	$6	$(6)
U.S. Treasury 10-Year Note December Futures	12/2021	72	(9,476)	147	0	(10)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	160	(30,570)	1,116	25	0
United Kingdom Long Gilt December Futures	12/2021	2	(337)	9	2	0

				$1,317	$33	$(16)

Total Futures Contracts				$(37,392)	$111	$(11,601)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.550%	$	3,700	$62	$17	$79	$0	$(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.066		600	13	(12)	1	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.077		200	4	(3)	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.491		200	0	1	1	0	0

38	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2023	0.617%	$	8,600	$29	$31	$60	$0	$(2)
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.869		1,900	69	(9)	60	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		2,000	15	14	29	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		300	4	0	4	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.163		700	14	(12)	2	0	0
Stellantis NV	5.000	Quarterly	06/20/2026	0.992	EUR	4,600	1,065	(50)	1,015	0	0

							$1,275	$(23)	$1,252	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$	300	$(8)	$(2)	$(10)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		8,600	(305)	(34)	(339)	0	(3)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		5,200	512	(25)	487	0	(5)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		800	77	(2)	75	0	(1)

						$276	$(63)	$213	$0	$(9)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	13,100	$(28)	$(365)	$(393)	$0	$(60)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		5,000	(88)	536	448	75	0
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	10,400	0	(65)	(65)	2	0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		12,400	0	(77)	(77)	2	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,100	(60)	329	269	0	(22)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023	$	219,600	(2,625)	(598)	(3,223)	0	(3)
Pay	3-Month USD-LIBOR	0.375	Semi-Annual	07/06/2024		119,600	0	(669)	(669)	33	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		53,900	0	(272)	(272)	18	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		15,200	(629)	339	(290)	0	(9)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		72,100	992	665	1,657	0	(68)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		27,100	(1,476)	94	(1,382)	35	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		11,300	(202)	(1)	(203)	0	(23)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		7,700	(36)	(349)	(385)	0	(16)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		74,200	3,587	(4,716)	(1,129)	158	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		20,000	(1,348)	(66)	(1,414)	46	0
Receive	3-Month USD-LIBOR	1.219	Semi-Annual	07/06/2031		28,000	0	703	703	0	(72)
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		11,500	0	234	234	0	(30)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050		1,100	(3)	(102)	(105)	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		400	(3)	(12)	(15)	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		800	(1)	41	40	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		2,200	(13)	59	46	0	(6)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		100	0	(1)	(1)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		1,100	(21)	(17)	(38)	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		8,700	1,665	(437)	1,228	0	(16)
Pay(5)	6-Month EUR-EURIBOR	0.471	Annual	11/03/2023	EUR	76,100	0	(101)	(101)	5	0
Receive(5)	6-Month EUR-EURIBOR	0.025	Annual	11/03/2031		4,500	0	107	107	0	0
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		13,900	267	(229)	38	0	(2)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		5,100	(212)	215	3	17	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	78,200	(28)	12	(16)	0	(1)
Pay	UKRPI	3.480	Maturity	01/15/2030	GBP	30,600	36	(2,319)	(2,283)	319	0

							$(226)	$(7,062)	$(7,288)	$710	$(337)

Total Swap Agreements							$1,325	$(7,148)	$(5,823)	$710	$(351)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$111	$710	$821	$0	$ (11,601)	$ (355)	$ (11,956)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	39

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

(i)

Securities with an aggregate market value of $66,292 and cash of $3,748 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021		$53,987	GBP	39,927	$0	$(189)
	11/2021	GBP	39,927		$53,989	190	0
	11/2021	TWD	135,993		4,918	18	0
	11/2021		$594	RUB	44,399	11	0
	12/2021		495		36,917	6	0
	12/2021	ZAR	55,567		$3,893	239	0

BPS	10/2021	BRL	8,079		1,485	2	0
	10/2021	DKK	1,330		213	6	0
	10/2021	GBP	351		485	12	0
	10/2021		$1,529	BRL	8,079	0	(45)
	10/2021		3,805	EUR	3,215	0	(81)
	10/2021		4,289	JPY	471,300	0	(55)
	11/2021	BRL	8,079		$1,522	45	0
	11/2021		$448	MXN	9,048	0	(12)

BRC	10/2021	RUB	355,685		$4,845	0	(30)
	11/2021		$211	RUB	15,790	4	0

BSH	07/2022	BRL	284,800		$49,881	495	0

CBK	10/2021	MXN	98,715		4,938	172	0
	10/2021	NZD	175		123	2	0
	10/2021		$1,039	EUR	878	0	(22)
	10/2021		1,937	MXN	39,606	0	(24)
	11/2021	ILS	18,105		$5,524	0	(94)
	12/2021		$328	RUB	24,335	2	0
	12/2021		917	ZAR	13,293	0	(43)
	04/2022	ILS	2,600		$801	0	(7)
	06/2022		7,700		2,377	0	(20)
	08/2022		78,363		24,398	35	(54)

FBF	11/2021		$194	RUB	14,522	4	0

GLM	10/2021		5	MXN	111	0	0
	10/2021		480	RUB	36,164	16	0
	11/2021	TWD	72,115		$2,614	16	0
	11/2021		$223	RUB	16,596	4	0
	12/2021		1,472	IDR	21,195,184	0	(4)
	12/2021		329	RUB	24,576	4	0
	12/2021		707	ZAR	10,230	0	(35)
	07/2022	BRL	1,200		$210	2	0

HUS	10/2021		$125	RUB	9,403	4	0
	11/2021		37		2,780	1	0
	12/2021		433	IDR	6,229,737	0	(1)
	12/2021		926	ZAR	13,402	0	(45)
	01/2022	ILS	6,121		$1,867	0	(34)
	04/2022	DKK	1,330		208	0	0

40	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2021		$475	RUB	34,830	$2	$0
	11/2021		1,287	IDR	18,487,526	0	(2)

MYI	10/2021	BRL	16,164		$2,983	15	0
	10/2021		$2,972	BRL	16,164	0	(4)
	11/2021	IDR	70,608,161		$4,919	11	0
	11/2021	TWD	37,759		1,372	11	0
	11/2021		$1,483	BRL	8,085	0	(5)
	11/2021		421	IDR	6,051,807	0	0
	11/2021		2,506	MXN	50,804	0	(61)

SCX	10/2021	BRL	8,085	EUR	1,281	0	(1)
	10/2021		8,085		$1,486	2	0
	10/2021	EUR	1,307	BRL	8,085	0	(29)
	10/2021		54,180		$63,981	1,221	0
	10/2021	GBP	39,576		54,234	910	0
	10/2021	JPY	999,700		9,102	120	0
	10/2021		$1,497	BRL	8,085	0	(12)
	10/2021		618	RUB	46,471	19	0
	11/2021	EUR	50,087		$58,079	30	0
	11/2021	JPY	528,400		4,737	0	(12)
	11/2021		$8,942	TWD	246,668	0	(56)
	12/2021		895	IDR	12,859,615	0	(5)
	12/2021		8,779	SGD	11,621	0	(221)
	12/2021		664	ZAR	9,511	0	(39)

SSB	10/2021		6,868	CAD	8,663	0	(28)

TOR	10/2021	CAD	9,986		$7,902	18	0
	12/2021		$448	IDR	6,444,263	0	(2)

UAG	10/2021		378	RUB	28,456	12	0
	11/2021		350		26,242	7	0
	12/2021	SGD	11,588		$8,655	122	0
	12/2021		$723	ZAR	10,492	0	(33)

Total Forward Foreign Currency Contracts						$3,790	$(1,305)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	400	$(2)	$0
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	1,000	(5)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	11/17/2021	500	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	3,500	(4)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	3,000	(3)	(1)

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	700	(3)	0
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	1,500	(6)	(6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	2,800	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	21,200	(21)	(13)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	11/17/2021	4,000	(20)	(7)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,700	(2)	(1)

BRC	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	10/20/2021	750	(3)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	2,200	(11)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	11/17/2021	6,500	(32)	(14)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	4,900	(23)	(19)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	6,100	(34)	(36)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	750	(4)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	600	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	11/17/2021	2,400	(3)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,700	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	30,400	(36)	(19)

CBK	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	2,400	(13)	(14)

DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	1,000	(4)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	2,900	(14)	(14)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	14,000	(12)	(9)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	1,400	(2)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	500	(2)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	3,500	(16)	(13)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	4,800	(5)	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	41

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700%	10/20/2021	500	$(1)	$0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	2,500	(2)	(1)

GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	10/20/2021	700	(3)	0
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	1,500	(7)	(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	12/15/2021	2,100	(7)	(5)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	1,300	(5)	(5)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	1,300	(6)	(6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	1,600	(2)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	1,700	(2)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	2,200	(2)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	200	0	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	1,700	(2)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	10,500	(11)	(6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	14,400	(15)	(14)

JPM	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,200	(6)	(7)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	1,000	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	2,600	(3)	(2)

MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000	11/17/2021	1,300	(5)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	7,000	(7)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	7,600	(8)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	3,600	(3)	(2)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	5,000	(6)	(6)

Total Written Options						$(393)	$(247)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
NGF	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2023	0.211%	$	8,400	$56	$62	$118	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$	3,744	$(36)	$45	$9	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Receive	S&P 500 Total Return Index	1,241	0.418% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	$	11,362	$0	$(207)	$0	$(207)

FAR	Receive	S&P 500 Total Return Index	23,238	0.302% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/13/2021		154,922	0	53,503	53,503	0
	Receive	S&P 500 Total Return Index	6,324	0.436% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/16/2022		56,883	0	(62)	0	(62)
	Receive	S&P 500 Total Return Index	28,333	0.412% (3-Month USD-LIBOR plus a specified spread)	Maturity	04/20/2022		228,551	0	25,760	25,760	0
	Receive	S&P 500 Total Return Index	3,030	0.418% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022		27,740	0	(505)	0	(505)
	Receive	S&P 500 Total Return Index	8,193	0.446% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022		72,002	0	1,589	1,589	0
	Receive	S&P 500 Total Return Index	12,032	0.462% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/03/2022		110,343	0	(2,196)	0	(2,196)

42	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Receive	S&P 500 Total Return Index	14,235	0.302% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/27/2021	$	95,441	$0	$32,234	$32,234	$0
	Receive	S&P 500 Total Return Index	3,395	0.426% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	02/23/2022		30,537	0	(33)	0	(33)

HUS	Receive	S&P 500 Total Return Index	11,401	0.394% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/04/2022		96,477	0	5,871	5,871	0
	Receive	S&P 500 Total Return Index	17,291	0.419% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/25/2022		149,996	0	5,240	5,240	0
	Receive	S&P 500 Total Return Index	955	0.425% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/22/2022		8,917	0	(332)	0	(332)
	Receive	S&P 500 Total Return Index	21,672	0.436% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/06/2022		190,497	0	4,172	4,172	0
	Receive	S&P 500 Total Return Index	8,649	0.457% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/10/2022		80,154	0	(2,407)	0	(2,407)

RBC	Receive	S&P 500 Total Return Index	1,708	0.370% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/18/2022		16,113	0	(754)	0	(754)
	Receive	S&P 500 Total Return Index	1,179	0.466% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022		11,027	0	(424)	0	(424)

									$0	$121,449	$128,369	$(6,920)

Total Swap Agreements									$20	$121,556	$128,496	$(6,920)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$464	$0	$0	$464	$(189)	$(5)	$0	$(194)	$270	$(280)	$(10)
BPS	65	0	0	65	(193)	(28)	0	(221)	(156)	0	(156)
BRC	4	0	0	4	(30)	(96)	0	(126)	(122)	0	(122)
BSH	495	0	0	495	0	0	0	0	495	(463)	32
CBK	211	0	0	211	(264)	(14)	(207)	(485)	(274)	321	47
DUB	0	0	0	0	0	(40)	0	(40)	(40)	0	(40)
FAR	0	0	80,852	80,852	0	0	(2,763)	(2,763)	78,089	(87,177)	(9,088)
FBF	4	0	0	4	0	(1)	0	(1)	3	0	3
GLM	42	0	0	42	(39)	0	0	(39)	3	0	3
GST	0	0	32,234	32,234	0	(38)	(33)	(71)	32,163	(33,980)	(1,817)
HUS	5	0	15,283	15,288	(80)	0	(2,739)	(2,819)	12,469	(18,710)	(6,241)
JPM	2	0	0	2	(2)	(9)	0	(11)	(9)	0	(9)
MYC	0	0	9	9	0	(16)	0	(16)	(7)	(296)	(303)
MYI	37	0	0	37	(70)	0	0	(70)	(33)	0	(33)
NGF	0	0	118	118	0	0	0	0	118	0	118
RBC	0	0	0	0	0	0	(1,178)	(1,178)	(1,178)	918	(260)
SCX	2,302	0	0	2,302	(375)	0	0	(375)	1,927	(1,920)	7
SSB	0	0	0	0	(28)	0	0	(28)	(28)	0	(28)
TOR	18	0	0	18	(2)	0	0	(2)	16	0	16
UAG	141	0	0	141	(33)	0	0	(33)	108	0	108

Total Over the Counter	$3,790	$0	$128,496	$132,286	$(1,305)	$(247)	$(6,920)	$(8,472)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	43

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

(k)

Securities with an aggregate market value of $1,239 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$111	$111
Swap Agreements	0	0	0	0	710	710

	$0	$0	$0	$0	$821	$821

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,790	$0	$3,790
Swap Agreements	0	127	128,369	0	0	128,496

	$0	$127	$128,369	$3,790	$0	$132,286

	$0	$127	$128,369	$3,790	$821	$133,107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$11,585	$0	$16	$11,601
Swap Agreements	0	14	0	0	341	355

	$0	$14	$11,585	$0	$357	$11,956

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,305	$0	$1,305
Written Options	0	247	0	0	0	247
Swap Agreements	0	0	6,920	0	0	6,920

	$0	$247	$6,920	$1,305	$0	$8,472

	$0	$261	$18,505	$1,305	$357	$20,428

44	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$95,701	$0	$(1,780)	$93,921
Swap Agreements	0	2,396	0	0	(865)	1,531

	$0	$2,396	$95,701	$0	$(2,645)	$95,452

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,111	$0	$3,111
Purchased Options	0	0	0	0	30	30
Written Options	0	29	0	0	178	207
Swap Agreements	0	59	77,752	0	(17)	77,794

	$0	$88	$77,752	$3,111	$191	$81,142

	$0	$2,484	$173,453	$3,111	$(2,454)	$176,594

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(42,187)	$0	$(78)	$(42,265)
Swap Agreements	0	(256)	0	0	(740)	(996)

	$0	$(256)	$(42,187)	$0	$(818)	$(43,261)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$460	$0	$460
Purchased Options	0	0	0	0	(66)	(66)
Written Options	0	146	0	0	(117)	29
Swap Agreements	0	(38)	25,298	0	0	25,260

	$0	$108	$25,298	$460	$(183)	$25,683

	$0	$(148)	$(16,889)	$460	$(1,001)	$(17,578)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$100,287	$0	$100,287
Industrials	0	51,654	0	51,654
Utilities	0	25,575	0	25,575
Municipal Bonds & Notes
California	0	5,626	0	5,626
U.S. Government Agencies	0	36,399	0	36,399
U.S. Treasury Obligations	0	76,771	0	76,771
Non-Agency Mortgage-Backed Securities	0	251,197	0	251,197
Asset-Backed Securities	0	490,652	0	490,652
Sovereign Issues	0	63,474	0	63,474
Short-Term Instruments
Repurchase Agreements	0	105,590	0	105,590
Israel Treasury Bills	0	24,064	0	24,064
U.S. Treasury Bills	0	498,119	0	498,119

	$0	$1,729,408	$0	$1,729,408

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$707,597	$0	$0	$707,597

Total Investments	$707,597	$1,729,408	$0	$2,437,005

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(3,159)	$0	$(3,159)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	813	0	821
Over the counter	0	132,286	0	132,286

	$8	$133,099	$0	$133,107

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,591)	(361)	0	(11,952)
Over the counter	0	(8,472)	0	(8,472)

	$(11,591)	$(8,833)	$0	$(20,424)

Total Financial Derivative Instruments	$(11,583)	$124,266	$0	$112,683

Totals	$696,014	$1,850,515	$0	$2,546,529

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	45

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.5%

CORPORATE BONDS & NOTES 10.3%

BANKING & FINANCE 6.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$864	$850

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(g)(h)	EUR	1,000	1,243

Barclays Bank PLC
7.625% due 11/21/2022 (h)		$244	262

Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		4,800	4,884
4.972% due 05/16/2029 •		1,400	1,629
7.125% due 06/15/2025 •(g)(h)	GBP	3,900	5,898
7.250% due 03/15/2023 •(g)(h)		400	575
8.000% due 06/15/2024 •(g)(h)		$2,000	2,260

BOC Aviation Ltd.
3.500% due 01/31/2023		500	514

Credit Suisse Group AG
3.091% due 05/14/2032 •		1,500	1,535
3.750% due 03/26/2025		600	647
6.375% due 08/21/2026 •(g)(h)		1,700	1,870
7.500% due 07/17/2023 •(g)(h)		2,500	2,679
7.500% due 12/11/2023 •(g)(h)		3,100	3,394

Danske Bank A/S
1.174% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,417

Deutsche Bank AG
1.354% (US0003M + 1.230%) due 02/27/2023 ~		5,000	5,057
1.375% due 09/03/2026 •	EUR	1,300	1,564
1.625% due 01/20/2027		2,200	2,686
1.750% due 01/17/2028		200	245
3.547% due 09/18/2031 •		$500	534
3.961% due 11/26/2025 •		6,300	6,816
4.250% due 10/14/2021		4,500	4,505

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,200	1,369

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,410

Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •		200	232
3.087% due 01/09/2023		$2,000	2,032
3.096% due 05/04/2023		400	407
3.350% due 11/01/2022		950	968
3.375% due 11/13/2025		700	720
3.550% due 10/07/2022		900	918
5.125% due 06/16/2025		400	435
5.584% due 03/18/2024		200	215

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	308
3.000% due 05/29/2030 •	GBP	2,700	3,845
4.292% due 09/12/2026 •		$1,300	1,435
4.300% due 03/08/2026		600	668
5.250% due 09/16/2022 •(g)(h)	EUR	2,700	3,231
6.500% due 03/23/2028 •(g)(h)		$200	226

ING Groep NV
5.750% due 11/16/2026 •(g)(h)		1,100	1,205

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(g)(h)	EUR	1,400	1,982

Lloyds Banking Group PLC
4.550% due 08/16/2028		$2,500	2,883
4.947% due 06/27/2025 •(g)(h)	EUR	200	254
7.500% due 09/27/2025 •(g)(h)		$1,100	1,277

MPT Operating Partnership LP
3.692% due 06/05/2028	GBP	200	288

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		$3,100	3,166
2.000% due 03/04/2025 •	EUR	1,000	1,214
4.519% due 06/25/2024 •		$1,500	1,597
4.892% due 05/18/2029 •		3,500	4,078
5.076% due 01/27/2030 •		1,500	1,772
8.000% due 08/10/2025 •(g)(h)		1,400	1,656

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		$400	$407
2.650% due 07/13/2022		1,000	1,015

Nomura Holdings, Inc.
2.648% due 01/16/2025		2,700	2,813

OneMain Finance Corp.
6.125% due 03/15/2024		700	749

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,100	1,134

RLJ Lodging Trust LP
3.750% due 07/01/2026		1,200	1,208

Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		3,100	3,357

SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,205

SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		400	407

Societe Generale S.A.
7.375% due 10/04/2023 •(g)(h)		400	434
7.875% due 12/18/2023 •(g)(h)		1,000	1,104

Standard Chartered PLC
7.750% due 04/02/2023 •(g)(h)		400	431

Stellantis Finance US, Inc.
2.691% due 09/15/2031		5,700	5,648

UBS AG
5.125% due 05/15/2024 (h)		4,600	5,037

UBS Group AG
4.125% due 09/24/2025		500	553

UniCredit SpA
6.572% due 01/14/2022		1,900	1,931
9.250% due 06/03/2022 •(g)(h)	EUR	300	366

Wells Fargo & Co.
1.338% due 05/04/2025 •		700	839
2.393% due 06/02/2028 •		$19,600	20,232

WPC Eurobond BV
2.250% due 04/09/2026	EUR	3,500	4,391

			146,116

INDUSTRIALS 3.5%

Aker BP ASA
2.875% due 01/15/2026		$750	793

BAT Capital Corp.
3.222% due 08/15/2024		200	212

BAT International Finance PLC
3.950% due 06/15/2025		1,000	1,087

Boeing Co.
2.750% due 02/01/2026		1,400	1,459

Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,454
3.419% due 04/15/2033		3,200	3,315
3.500% due 02/15/2041		800	792
3.750% due 02/15/2051		300	300

Centene Corp.
4.625% due 12/15/2029		3,000	3,273

Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~		4,600	4,732
4.908% due 07/23/2025		2,200	2,475

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,300	1,412

DAE Funding LLC
1.625% due 02/15/2024		1,600	1,592
2.625% due 03/20/2025		900	919
3.375% due 03/20/2028		900	930
5.250% due 11/15/2021		200	200

Delta Air Lines, Inc.
4.500% due 10/20/2025		1,400	1,498

Expedia Group, Inc.
4.625% due 08/01/2027		300	340
6.250% due 05/01/2025		176	203

Hyatt Hotels Corp.
1.800% due 10/01/2024 (a)		4,100	4,109

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)		1,700	1,775

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		$3,800	$4,154

Imperial Brands Finance PLC
3.125% due 07/26/2024		5,800	6,105
3.500% due 07/26/2026		400	428

INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,000	2,310

InterContinental Hotels Group PLC
2.125% due 08/24/2026	GBP	400	545

Kraft Heinz Foods Co.
3.750% due 04/01/2030		$1,200	1,308

Micron Technology, Inc.
4.185% due 02/15/2027		1,500	1,688
5.327% due 02/06/2029		1,300	1,548

MPLX LP
2.650% due 08/15/2030		1,600	1,607

Netflix, Inc.
3.875% due 11/15/2029	EUR	1,400	1,966

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,900	1,977
3.522% due 09/17/2025		800	851
4.345% due 09/17/2027		3,300	3,628
4.810% due 09/17/2030		4,400	4,951

Perrigo Finance Unlimited Co.
3.150% due 06/15/2030		1,600	1,656

Sands China Ltd.
2.850% due 03/08/2029		1,200	1,156
3.250% due 08/08/2031		1,200	1,160
5.125% due 08/08/2025		4,000	4,312
5.400% due 08/08/2028		2,900	3,206

T-Mobile USA, Inc.
2.250% due 02/15/2026		1,500	1,519
3.375% due 04/15/2029		1,500	1,567
3.500% due 04/15/2031		1,200	1,267

Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,700	1,828

			83,607

UTILITIES 0.7%

AT&T, Inc.
2.250% due 02/01/2032		600	585

FirstEnergy Corp.
3.350% due 07/15/2022		800	811

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~		8,000	8,003
3.000% due 06/15/2028		1,100	1,120
4.550% due 07/01/2030		1,500	1,623

Petrobras Global Finance BV
5.093% due 01/15/2030		2,057	2,177

Sprint Communications, Inc.
6.000% due 11/15/2022		1,300	1,369
11.500% due 11/15/2021		200	203

Sprint Corp.
7.875% due 09/15/2023		400	447

Vodafone Group PLC
2.500% due 05/24/2039	EUR	1,100	1,481

			17,819

Total Corporate Bonds & Notes (Cost $237,155)			247,542

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		$100	131

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021
3.000% due 06/01/2046 (a)		1,100	1,122

			1,253

46	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	$102	$116

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	261

		377

NEVADA 0.0%

Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	155

NEW YORK 0.1%

New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,252

Total Municipal Bonds & Notes (Cost $2,600)		3,037

U.S. GOVERNMENT AGENCIES 3.3%

Fannie Mae
0.144% due 12/25/2036 •	9	9
0.436% due 07/25/2037 - 03/25/2044 •	58	58
0.466% due 07/25/2037 •	20	20
0.486% due 09/25/2035 •	46	47
0.496% due 09/25/2035 •	93	94
0.806% due 06/25/2037 •	143	146
0.836% due 01/25/2040 •	368	376
1.299% due 07/01/2044 •	6	7
1.946% due 05/25/2035 ~	4	4
2.145% due 08/01/2033 •	4	4
2.310% due 08/01/2022	96	97
2.397% due 01/01/2036 •	7	7
2.910% due 06/01/2033 •	94	94
2.992% due 05/01/2022 ~	366	367
3.750% due 07/25/2042	5,877	6,688
4.032% due 12/01/2036 •	2	2
4.929% due 09/01/2034 •	1	1
5.000% due 04/25/2033	1	2

Freddie Mac
0.654% due 06/15/2041 •	55	56
0.784% due 08/15/2037 •	89	91
0.794% due 10/15/2037 •	16	16
0.804% due 05/15/2037 - 09/15/2037 •	101	103
1.299% due 02/25/2045 •	8	9
2.355% due 03/01/2034 •	32	34
4.000% due 11/01/2047 - 01/01/2048	3,180	3,427
4.500% due 03/01/2029	19	21
5.500% due 07/01/2038	17	19

Ginnie Mae
2.125% due 11/20/2044 •	766	795
5.000% due 04/15/2036 - 09/15/2039	725	840

Ginnie Mae, TBA
5.000% due 10/01/2051	6,000	6,461

Small Business Administration
5.520% due 06/01/2024	26	27

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	21,257	22,605
5.500% due 03/01/2034 - 07/01/2035	72	83
6.000% due 08/01/2036 - 02/01/2038	64	77
6.500% due 10/01/2035 - 10/01/2036	142	159

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2051	33,800	36,559

Total U.S. Government Agencies (Cost $76,895)		79,405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 19.6%

U.S. Treasury Bonds
1.375% due 11/15/2040		$10,500	$9,435
3.000% due 08/15/2048		600	715
3.000% due 02/15/2049		22,200	26,545
4.625% due 02/15/2040		5,900	8,435

U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043		950	1,133
0.750% due 02/15/2045		2,550	3,141
1.000% due 02/15/2046		5,875	7,662
1.000% due 02/15/2048		14,168	18,831
1.375% due 02/15/2044		8,081	11,113

U.S. Treasury Notes
0.375% due 12/31/2025		5,300	5,195
0.375% due 01/31/2026		13,400	13,115
0.500% due 02/28/2026		21,900	21,535
1.625% due 02/15/2026		4,000	4,129
1.750% due 05/15/2023 (l)		2,140	2,194
1.750% due 12/31/2024 (l)		13,300	13,802
2.250% due 12/31/2023 (l)		6,300	6,569
2.375% due 05/15/2029		67,500	72,474
2.625% due 12/31/2025 (l)		15,300	16,435
2.625% due 02/15/2029		170,000	185,396
2.750% due 02/15/2024 (l)		4,700	4,966
3.000% due 09/30/2025 (l)		36,600	39,795

Total U.S. Treasury Obligations (Cost $439,008)			472,615

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%

American Home Mortgage Investment Trust
2.155% due 02/25/2045 •		8	8

AREIT Trust
1.920% (US0001M + 1.820%) due 07/17/2026 «~(a)		2,100	2,100

BAMLL Commercial Mortgage Securities Trust
1.550% due 09/15/2038 •		10,400	10,421

Banc of America Funding Trust
2.778% due 05/25/2035 ~		19	20
3.411% due 01/20/2047 ^~		45	44

Bear Stearns Adjustable Rate Mortgage Trust
2.375% due 01/25/2034 ~		1	1
2.536% due 01/25/2034 ~		15	16

Bear Stearns ALT-A Trust
0.426% due 08/25/2036 ^•		1,150	1,107
2.622% due 05/25/2035 ~		118	119
2.910% due 09/25/2035 ^~		31	24

ChaseFlex Trust
0.386% due 07/25/2037 •		340	319

Citigroup Mortgage Loan Trust
2.470% due 10/25/2035 •		6	6
3.124% due 09/25/2037 ^~		1,478	1,476

Colony Mortgage Capital Ltd.
1.213% due 11/15/2038 •		7,075	7,093

Countrywide Alternative Loan Trust
0.266% due 05/25/2047 •		170	163
0.326% due 06/25/2036 •		1,469	1,459
0.507% due 03/20/2046 •		3,028	2,587
0.547% due 05/20/2046 ^•		72	66
1.652% due 08/25/2035 •		5,199	5,089
6.000% due 10/25/2033		8	8
6.000% due 12/25/2034		2,831	2,843
6.000% due 12/25/2035 ^		2,150	2,024

Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•		14	12
2.684% due 02/20/2035 ~		22	22

Credit Suisse Mortgage Capital Trust
1.926% due 06/27/2061 «		6,100	6,103
2.688% due 03/25/2059 ~		1,532	1,551

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.586% due 02/25/2035 •		182	180

European Loan Conduit
1.000% due 02/17/2030 •	EUR	3,596	4,181

First Horizon Mortgage Pass-Through Trust
2.754% due 08/25/2035 ~		$21	16

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grifonas Finance PLC
0.000% due 08/28/2039 •	EUR	129	$147

GSMPS Mortgage Loan Trust
0.436% due 01/25/2036 •		$1,740	1,467

GSR Mortgage Loan Trust
2.122% due 06/25/2034 ~		24	25
2.622% due 11/25/2035 ~		19	19
3.133% due 11/25/2035 ^~		89	86
6.000% due 03/25/2037 ^		17	12

HarborView Mortgage Loan Trust
0.292% due 12/19/2036 •		1,111	1,055
0.527% due 05/19/2035 •		722	699

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	7,980	10,802

Impac CMB Trust
1.086% due 07/25/2033 •		$7	7

IndyMac Mortgage Loan Trust
0.276% due 09/25/2046 •		221	210

JP Morgan Chase Commercial Mortgage Securities Trust
1.534% due 12/15/2031 •		1,633	1,625

JP Morgan Mortgage Trust
2.227% due 08/25/2034 ~		228	241
2.504% due 07/25/2035 ~		330	340
2.821% due 11/25/2035 ^~		55	51
5.750% due 01/25/2036 ^		23	16

Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ		4,664	4,663
1.750% due 07/25/2061 þ		3,343	3,349
3.000% due 06/25/2059 þ		1,921	1,929

London Wall Mortgage Capital PLC
0.921% due 11/15/2049 •	GBP	386	521

Merrill Lynch Mortgage Investors Trust
0.506% due 02/25/2036 •		$31	31
0.586% due 11/25/2035 •		16	16
1.655% (US0006M + 1.500%) due 12/25/2032 ~		1	1
2.824% due 02/25/2035 ~		331	338

Natixis Commercial Mortgage Securities Trust
1.496% (US0001M + 1.400%) due 08/15/2038 ~(a)		6,300	6,300

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,839	3,972

PRET LLC
1.843% due 09/25/2051 «þ		7,500	7,498

Pretium Mortgage Credit Partners LLC
1.992% due 02/25/2061 þ		3,219	3,218

Prime Mortgage Trust
0.486% due 02/25/2034 •		4	3

Residential Accredit Loans, Inc. Trust
0.256% due 01/25/2037 •		1,545	1,473
0.454% due 08/25/2036 •		410	396
1.014% due 10/25/2037 ~		1,542	1,514

Ripon Mortgages PLC
0.868% due 08/20/2056 •	GBP	23,518	31,744

Structured Adjustable Rate Mortgage Loan Trust
2.825% due 08/25/2035 ~		$32	31

Structured Asset Mortgage Investments Trust
0.587% due 07/19/2035 •		141	144

Taurus UK DAC
0.899% due 05/17/2031 •	GBP	700	946

Thornburg Mortgage Securities Trust
1.479% due 06/25/2047 ^•		$247	214

Towd Point Mortgage Funding
0.950% due 07/20/2045 •	GBP	11,487	15,535

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •		3,141	4,268

WaMu Mortgage Pass-Through Certificates Trust
0.456% due 05/25/2034 •		$1,559	1,397
0.666% due 10/25/2045 •		13	13
0.842% due 06/25/2047 •		2,906	2,826
1.092% due 02/25/2046 •		63	64
1.292% due 11/25/2042 •		8	8
1.492% due 08/25/2042 •		4	4

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	47

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.513% due 02/27/2034 •		$15	$15
2.978% due 07/25/2037 ^~		5,767	5,905

Washington Mutual Mortgage Pass-Through Certificates Trust
0.922% due 11/25/2046 •		5,794	5,351

Total Non-Agency Mortgage-Backed Securities (Cost $159,673)			169,547

ASSET-BACKED SECURITIES 14.4%

Aames Mortgage Investment Trust
1.076% due 07/25/2035 •		2,855	2,858

ACE Securities Corp. Home Equity Loan Trust
0.216% due 12/25/2036 •		5,054	3,438
0.986% due 09/25/2033 •		2,454	2,448

Aegis Asset-Backed Securities Trust
0.326% due 01/25/2037 •		409	364

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.061% due 07/25/2035 •		800	802
1.661% due 04/25/2034 •		794	791

Ares European CLO DAC
0.780% due 10/15/2031 •	EUR	7,100	8,237
0.850% due 04/20/2032 •(a)		5,600	6,487

Argent Securities Trust
0.626% due 05/25/2036 •		$6,006	2,241

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.846% due 02/25/2036 •		2,331	2,165
0.956% due 06/26/2034 •		1,324	1,327

Asset-Backed Funding Certificates Trust
0.216% due 01/25/2037 •		2,330	1,827
1.136% due 03/25/2034 ^•		546	542

Asset-Backed Securities Corp. Home Equity Loan Trust
0.896% due 06/25/2034 •		3,750	3,697
1.046% due 07/25/2035 •		179	180

Bayview Financial Asset Trust
0.536% due 03/25/2037 •		476	451

Bear Stearns Asset-Backed Securities Trust
1.036% due 10/25/2037 •		1,790	1,799
2.741% due 10/25/2036 ~		203	135

Black Diamond CLO DAC
0.980% due 05/15/2032 •(a)	EUR	5,300	6,139

BNC Mortgage Loan Trust
0.406% due 10/25/2036 •		$954	948

Cairn CLO DAC
0.780% due 10/15/2031 •	EUR	2,400	2,784

Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		2,200	2,551
0.890% due 08/15/2032 •		4,400	5,103

CIFC Funding Ltd.
0.985% due 10/25/2027 •		$1,795	1,795

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		1,391	1,404
1.586% due 10/25/2037 •		4,100	4,187

Citigroup Mortgage Loan Trust
0.406% due 09/25/2036 •		4,613	3,988
0.606% due 03/25/2036 •		5,561	5,473

Citigroup Mortgage Loan Trust, Inc.
0.346% due 03/25/2037 •		972	934

Countrywide Asset-Backed Certificates
0.226% due 05/25/2037 •		2,815	2,760
0.226% due 07/25/2037 ^•		2,664	2,625
0.226% due 06/25/2047 ^•		863	832
0.236% due 04/25/2047 ^•		111	110
0.336% due 02/25/2036 •		960	944
0.336% due 06/25/2047 •		1,600	1,567
0.346% due 12/25/2036 ^•		1,567	1,563
0.376% due 10/25/2047 •		4,100	3,937
0.486% due 08/25/2036 •		1,252	1,248
0.486% due 02/25/2037 •		938	905
0.606% due 12/25/2036 ^•		4,457	4,391
0.671% due 05/25/2036 •		2,700	2,686

Countrywide Asset-Backed Certificates Trust
0.246% due 03/25/2037 •		58	58

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.706% due 01/25/2032 •		$5	$5

Credit-Based Asset Servicing & Securitization Trust
0.586% due 07/25/2036 •		2,000	1,975

CVC Cordatus Loan Fund DAC
0.650% due 10/15/2031 •	EUR	6,200	7,182

Dryden Euro CLO DAC
0.860% due 05/15/2034 •		3,800	4,390

ECMC Group Student Loan Trust
1.086% due 07/25/2069 •		$2,169	2,207

Ellington Loan Acquisition Trust
1.186% due 05/25/2037 •		1,222	1,226

Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •	EUR	2,400	2,767

First Franklin Mortgage Loan Trust
0.196% due 12/25/2037 •		$1,165	1,149
0.386% due 08/25/2036 •		2,613	2,568

First NLC Trust
0.821% due 02/25/2036 •		14,622	13,631

FREED ABS Trust
1.010% due 11/20/2028		8,000	8,006

Fremont Home Loan Trust
0.146% due 01/25/2037 •		7	4

Galaxy CLO Ltd.
1.096% due 10/15/2030 •		1,600	1,602

GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		1,043	1,047

GSAMP Trust
0.236% due 08/25/2036 •		4,451	4,414
0.236% due 09/25/2036 •		2,328	1,172
0.286% due 01/25/2047 •		969	664
0.776% due 11/25/2035 •		3,924	3,918
0.986% due 11/25/2035 •		274	271

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,100	2,415
0.960% due 10/20/2031 •		5,200	6,014

Home Equity Mortgage Loan Asset-Backed Trust
0.256% due 04/25/2037 •		$2,611	2,162

HSI Asset Securitization Corp. Trust
0.236% due 12/25/2036 •		8,253	7,768

JP Morgan Mortgage Acquisition Trust
0.356% due 07/25/2036 •		1,206	1,096
0.356% due 08/25/2036 •		1,100	1,051
0.386% due 03/25/2037 •		5,503	5,354

Long Beach Mortgage Loan Trust
0.646% due 10/25/2034 •		12	12
0.846% due 08/25/2045 •		1,168	1,168

Mackay Shields EURO CLO DAC
1.550% due 08/15/2033 •	EUR	900	1,044

Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		1,150	1,334

MASTR Asset-Backed Securities Trust
0.186% due 11/25/2036 •		$8,699	6,338

Morgan Stanley ABS Capital, Inc. Trust
0.216% due 02/25/2037 •		2,431	2,297
0.226% due 05/25/2037 •		515	475
0.266% due 02/25/2037 •		1,570	695
0.301% due 03/25/2037 •		9,575	5,298
0.316% due 09/25/2036 •		816	480
0.386% due 06/25/2036 •		1,686	1,123
1.016% due 07/25/2035 •		4,464	4,479

Morgan Stanley Mortgage Loan Trust
0.266% due 12/25/2036 •		2,543	1,311

Nassau Ltd.
1.276% due 10/15/2029 •		3,300	3,301
2.284% due 07/20/2029 •		2,800	2,803

Oaktree CLO Ltd.
1.252% due 10/20/2032 «•(a)		4,600	4,600

Option One Mortgage Loan Trust
0.216% due 07/25/2037 •		3,548	3,089

OZLM Ltd.
1.564% due 07/20/2032 •		3,700	3,703
1.814% due 07/20/2032 •		2,250	2,251

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	8,200	$9,500

Popular ABS Mortgage Pass-Through Trust
0.416% due 07/25/2036 •		$1,896	1,878

PRET LLC
1.744% due 07/25/2051 þ		3,100	3,107
1.868% due 07/25/2051 þ		2,660	2,661

Pretium Mortgage Credit Partners LLC
3.179% due 06/27/2069 þ		2,147	2,154

Residential Asset Securities Corp. Trust
0.746% due 12/25/2035 •		10,019	10,009
0.791% due 11/25/2035 •		13,000	12,775

Saxon Asset Securities Trust
0.761% due 11/25/2037 •		3,580	3,576

Securitized Asset-Backed Receivables LLC Trust
0.176% due 05/25/2037 •		12,124	8,692
0.586% due 05/25/2036 •		2,922	2,024

Segovia European CLO
0.880% due 07/20/2032 •	EUR	3,100	3,581

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		$5,000	5,135

Sound Point CLO Ltd.
1.105% due 07/25/2030 •		600	600

Soundview Home Loan Trust
0.551% due 02/25/2036 •		3,100	3,043
0.926% due 08/25/2035 ^•		2,989	2,905
1.166% due 07/25/2035 •		3,290	3,304

SP-Static CLO Ltd.
1.538% due 07/22/2028 •		3,380	3,385

Structured Asset Investment Loan Trust
0.236% due 09/25/2036 •		566	559

Structured Asset Securities Corp. Mortgage Loan Trust
0.736% due 04/25/2031 •		4,830	4,784

Telos CLO Ltd.
1.084% due 04/17/2028 •		781	782

Theorem Funding Trust
1.210% due 12/15/2027		4,940	4,945

TICP CLO Ltd.
0.974% due 04/20/2028 •		1,156	1,157

Tikehau CLO BV
0.870% due 08/04/2034 •	EUR	5,400	6,229

Towd Point Mortgage Trust
1.086% due 05/25/2058 •		$2,359	2,380
3.000% due 11/25/2059 ~		771	773
3.260% due 10/25/2057 ~		4,900	5,111

Venture CLO Ltd.
0.946% due 04/15/2027 •		1,998	1,999
1.151% due 08/28/2029 •		7,000	7,002
1.154% due 04/20/2029 •		4,522	4,524

Wind River CLO Ltd.
0.996% due 10/15/2027 •		535	536

Total Asset-Backed Securities (Cost $333,739)			347,690

SOVEREIGN ISSUES 0.9%

Argentina Government International Bond
0.500% due 07/09/2030 þ		1,223	449
1.000% due 07/09/2029		307	118
1.125% due 07/09/2035 þ		2,698	886
2.500% due 07/09/2041 þ		9,150	3,358
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,863	27

Brazil Government International Bond
4.750% due 01/14/2050		$2,644	2,347

Israel Government International Bond
4.125% due 01/17/2048		700	844

Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	114,127	1,054
0.100% due 03/10/2029 (f)		570,320	5,286

Saudi Government International Bond
3.450% due 02/02/2061		$3,700	3,641
4.000% due 04/17/2025		1,500	1,643
4.500% due 10/26/2046		200	231

48	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/17/2049	$600	$749

Total Sovereign Issues (Cost $22,296)		20,633

	SHARES
PREFERRED SECURITIES 1.0%

BANKING & FINANCE 0.2%

Banco Santander S.A.
6.750% due 04/25/2022 •(g)(h)	200,000	239

CaixaBank S.A.
6.000% due 07/18/2022 •(g)(h)	200,000	240

JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 01/30/2022 ~(g)	1,227,000	1,234

Stichting AK Rabobank Certificaten
19.437% due 12/29/2049 þ(g)	504,225	841

Truist Financial Corp.
4.950% due 09/01/2025 •(g)	2,300,000	2,518

		5,072

UTILITIES 0.8%

AT&T Mobility LLC
7.000% due 10/20/2022 «(g)(i)	700,035	18,387

Total Preferred Securities (Cost $23,297)		23,459

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 15.9%

REPURCHASE AGREEMENTS (j) 4.5%
			$108,100

ISRAEL TREASURY BILLS 0.1%
0.010% due 06/08/2022 (d)(e)	ILS	4,600	1,427

U.S. TREASURY BILLS 8.0%
0.049% due 11/26/2021 - 03/31/2022 (c)(d)(l)(n)		$192,800	192,768

U.S. TREASURY CASH MANAGEMENT BILLS 3.3%
0.044% due 01/11/2022 - 02/01/2022 (a)(c)(d)(l)(n)		80,400	80,401

Total Short-Term Instruments (Cost $382,665)			382,696

Total Investments in Securities (Cost $1,677,328)			1,746,624

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 32.6%

SHORT-TERM INSTRUMENTS 32.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.6%

PIMCO Short Asset Portfolio	11,932,026	$119,511

PIMCO Short-Term Floating NAV Portfolio III	67,429,823	664,993

Total Short-Term Instruments (Cost $784,299)		784,504

Total Investments in Affiliates (Cost $784,299)		784,504

Total Investments 105.1% (Cost $2,461,627)		$2,531,128

Financial Derivative Instruments (k)(m) 7.0% (Cost or Premiums, net $(8,361))		168,761

Other Assets and Liabilities, net (12.1)%		(292,235)

Net Assets 100.0%		$2,407,654

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$18,648	$18,387	0.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.030%	09/30/2021	10/01/2021	$75,600	U.S. Treasury Notes 0.375% due 04/30/2025	$(77,216)	$75,600	$75,600
DEU	0.030	09/30/2021	10/01/2021	32,500	U.S. Treasury Bonds 1.125% due 05/15/2040	(33,213)	32,500	32,500

Total Repurchase Agreements						$(110,429)	$108,100	$108,100

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	49

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	5.000%	10/01/2051		$6,000	$(6,579)	$(6,596)

Sovereign Issues (0.6)%
Canada Government International Bond	2.750%	12/01/2048	CAD	17,000	(16,486)	(15,789)

Total Short Sales (0.9)%					$(23,065)	$(22,385)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$75,600	$0	$0	$0	$75,600	$(77,216)	$(1,616)
DEU	32,500	0	0	0	32,500	(33,213)	(713)

Master Securities Forward Transaction Agreement
TOR	0	0	0	(15,789)	(15,789)	(460)	(16,249)

Total Borrowings and Other Financing Transactions	$108,100	$0	$0	$(15,789)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $136 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2022	979	$243,538	$(86)	$24	$0
E-mini S&P 500 Index December Futures	12/2021	3,131	672,813	(26,644)	0	(8,141)
U.S. Treasury 30-Year Bond December Futures	12/2021	260	41,397	(1,110)	33	0

				$(27,840)	$57	$(8,141)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2024	979	$(240,822)	$505	$0	$(18)
Euro-Bund 10-Year Bond December Futures	12/2021	54	(10,622)	152	21	(18)
U.S. Treasury 2-Year Note December Futures	12/2021	1,194	(262,745)	139	0	(47)
U.S. Treasury 5-Year Note December Futures	12/2021	990	(121,515)	754	0	(85)
U.S. Treasury 10-Year Note December Futures	12/2021	3,507	(461,554)	6,332	0	(493)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	101	(19,297)	705	16	0
United Kingdom Long Gilt December Futures	12/2021	14	(2,361)	59	9	(2)

				$8,646	$46	$(663)

Total Futures Contracts				$(19,194)	$103	$(8,804)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.193%	$800	$(9)	$4	$(5)	$0	$0

50	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.396%	$	900	$14	$4	$18	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.550		3,000	49	15	64	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2023	0.617		2,800	8	11	19	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.060		1,100	(7)	4	(3)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		2,400	18	16	34	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		300	4	0	4	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.200		2,400	480	4	484	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.276	EUR	4,300	29	(65)	(36)	2	0

							$595	$(11)	$584	$2	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Crossover 35 5-Year Index	(5.000)%	Quarterly	06/20/2026	EUR	11,800	$1,678	$(59)	$1,619	$0	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	5,200	$(191)	$(19)	$(210)	$0	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		400	(15)	2	(13)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		13,400	(473)	(56)	(529)	0	(5)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		10,200	947	8	955	0	(9)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		2,300	219	(2)	217	0	(3)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025		900	20	2	22	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		89,900	2,205	(12)	2,193	0	(29)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		139,300	3,390	(39)	3,351	0	(67)
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	13,000	1,863	(55)	1,808	0	(28)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025		44,300	1,321	48	1,369	6	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026		69,000	2,099	17	2,116	7	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026		21,500	671	(10)	661	2	0

						$12,056	$(116)	$11,940	$15	$(141)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	42,700	$(173)	$(1,109)	$(1,282)	$0	$(195)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		32,400	(57)	2,963	2,906	484	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	842,000	(802)	(530)	(1,332)	0	(2)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		204,100	0	(799)	(799)	0	(29)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	27,800	0	(173)	(173)	4	0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		55,600	0	(344)	(344)	9	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		186,200	(807)	3,375	2,568	15	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		13,700	(109)	1,008	899	0	(71)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		5,600	37	(191)	(154)	0	(28)
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	25,200	0	38	38	2	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		37,000	0	57	57	3	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		37,000	0	59	59	3	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		37,000	0	60	60	3	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		37,000	0	76	76	3	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		73,900	0	171	171	5	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	$	37,000	(403)	76	(327)	0	(2)
Receive(6)	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		131,000	37	(74)	(37)	29	0
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		325,000	0	(1,642)	(1,642)	110	0
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		712,500	0	(4,702)	(4,702)	254	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		48,200	3	(4,183)	(4,180)	0	(31)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		631,400	(19,702)	7,640	(12,062)	0	(362)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		5,500	163	(132)	31	4	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		160,000	(516)	(2,646)	(3,162)	136	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	(2,200)	(2,353)	0	(97)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	51

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	Semi-Annual	06/17/2027	$	227,300	$4,862	$(3,168)	$1,694	$272	$0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		44,400	2	(3,587)	(3,585)	0	(65)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		88,500	(5,227)	712	(4,515)	113	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		36,600	(107)	(551)	(658)	0	(75)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		100,900	2,598	(4,133)	(1,535)	215	0
Pay	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		172,700	(8,502)	1,407	(7,095)	402	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2035		332,800	(4,850)	24,260	19,410	0	(864)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		47,100	6,861	(10,561)	(3,700)	102	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		28,300	5,758	(1,764)	3,994	0	(51)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	14,000	111	295	406	0	(20)
Pay(6)	6-Month EUR-EURIBOR	0.471	Annual	11/03/2023	EUR	317,300	0	(419)	(419)	21	0
Receive(6)	6-Month EUR-EURIBOR	0.025	Annual	11/03/2031		18,500	0	441	441	1	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		45,200	890	(768)	122	0	(5)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		16,400	(783)	791	8	56	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	702,700	(201)	54	(147)	0	(7)
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		2,207,000	(1,346)	337	(1,009)	118	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	23,300	(3)	(983)	(986)	221	0
Pay	UKRPI	3.593	Maturity	11/15/2028		4,200	0	(102)	(102)	40	0
Pay	UKRPI	3.595	Maturity	11/15/2028		15,000	180	(536)	(356)	142	0
Pay	UKRPI	3.603	Maturity	11/15/2028		4,200	0	(94)	(94)	40	0
Pay	UKRPI	3.480	Maturity	01/15/2030		22,400	21	(1,692)	(1,671)	233	0
Pay	UKRPI	3.415	Maturity	02/15/2030		1,100	0	(100)	(100)	12	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,500	0	191	191	0	(16)
Receive	UKRPI	3.445	Maturity	11/15/2030		2,500	0	298	298	0	(27)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,200	0	130	130	0	(13)
Pay	UKRPI	3.217	Maturity	11/15/2040		2,600	0	(704)	(704)	47	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,600	0	(398)	(398)	28	0
Pay	UKRPI	3.273	Maturity	11/15/2040		2,500	0	(621)	(621)	44	0
Pay	UKRPI	3.340	Maturity	11/15/2040		2,100	0	(463)	(463)	37	0
Receive	UKRPI	3.000	Maturity	11/15/2050		1,100	0	516	516	0	(30)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,600	0	692	692	0	(43)
Receive	UKRPI	3.143	Maturity	11/15/2050		900	0	328	328	0	(24)

							$(22,218)	$(3,394)	$(25,612)	$3,208	$(2,057)

Total Swap Agreements							$(7,898)	$(3,576)	$(11,474)	$3,225	$(2,219)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$103	$3,230	$3,333	$0	$(8,804)	$(2,224)	$(11,028)

(l)

Securities with an aggregate market value of $91,216 and cash of $6,821 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

52	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $5 and liability of $(5) for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	CNH	97,678		$15,084	$0	$(47)
	10/2021		$88,446	GBP	65,412	0	(310)
	11/2021	GBP	65,412		$88,450	311	0
	11/2021	TWD	511,569		18,498	68	0
	11/2021		$1,318	RUB	98,485	25	0
	12/2021	HKD	1,137		$146	0	0
	12/2021	KRW	86,549		74	1	0
	12/2021		$1,096	RUB	81,776	13	0
	12/2021	ZAR	61,294		$4,295	263	0

BPS	10/2021	BRL	70,143		12,895	15	0
	10/2021	CNH	58,206		8,979	0	(38)
	10/2021		$13,275	BRL	70,143	0	(394)
	10/2021		11,722	EUR	9,903	0	(251)
	10/2021		60,044	JPY	6,601,600	0	(728)
	10/2021		11,878	MXN	239,140	0	(292)
	11/2021	BRL	70,143		$13,213	391	0
	11/2021	CAD	2,272		1,783	0	(10)
	11/2021	IDR	82,916,040		5,768	5	0
	12/2021	HKD	72		9	0	0
	12/2021	MXN	239,140		11,780	296	0

BRC	10/2021	JPY	5,605,686		51,039	671	0
	11/2021		$469	RUB	35,026	9	0

CBK	10/2021	TRY	370		$44	2	0
	10/2021		$1,045	EUR	880	0	(25)
	10/2021		4,141	JPY	457,700	0	(28)
	11/2021		10,544	MXN	215,146	0	(188)
	12/2021	CNH	32,511		$5,005	0	(10)
	12/2021		$726	RUB	53,906	5	0
	12/2021		3,084	ZAR	44,684	0	(145)
	06/2022	ILS	4,600		$1,420	0	(12)

FBF	11/2021		$431	RUB	32,213	8	0

GLM	10/2021	CNH	29,497		$4,550	0	(20)
	10/2021	GBP	1,551		2,150	60	0
	10/2021	TRY	3,035		360	20	0
	10/2021		$1,064	RUB	80,219	35	0
	11/2021	TWD	271,275		$9,834	61	0
	11/2021		$494	RUB	36,814	8	0
	12/2021	CNH	32,636		$5,019	0	(15)
	12/2021		$3,241	IDR	46,653,350	0	(10)
	12/2021		1,764	RUB	131,229	16	0
	12/2021		2,378	ZAR	34,389	0	(117)

HUS	10/2021	EUR	8,080		$9,565	205	0
	10/2021	MXN	239,140		12,016	431	0
	10/2021		$6,501	CNH	42,030	9	0
	10/2021		277	RUB	20,857	9	0
	11/2021	CNH	42,133		$6,501	0	(9)
	11/2021		$83	RUB	6,165	2	0
	12/2021		953	IDR	13,712,456	0	(3)
	12/2021		3,112	ZAR	45,051	0	(150)

JPM	10/2021		10,945	MXN	230,237	207	0
	11/2021		2,832	IDR	40,693,460	0	(4)
	11/2021		5,748	JPY	643,600	36	0

MYI	10/2021	BRL	47,649		$8,778	28	0
	10/2021		$8,760	BRL	47,649	0	(10)
	10/2021		27,517	CAD	34,831	0	(18)
	10/2021		22,417	JPY	2,457,400	0	(337)
	11/2021	IDR	73,146,852		$5,086	2	0
	11/2021	TWD	142,040		5,160	42	0
	11/2021		$8,738	BRL	47,649	0	(28)
	11/2021		927	IDR	13,320,802	0	(1)

SCX	10/2021	BRL	47,649	EUR	7,548	0	(7)
	10/2021		47,649		$8,760	10	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	53

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2021	EUR	7,701	BRL	47,649	$0	$(171)
	10/2021		91,370		$107,830	1,992	0
	10/2021	GBP	63,861		87,514	1,468	0
	10/2021		$8,820	BRL	47,649	0	(70)
	10/2021		1,365	RUB	102,716	43	0
	11/2021	EUR	88,667		$102,816	53	0
	11/2021		$35,060	JPY	3,911,014	88	0
	12/2021	CNH	38,537		$5,927	0	(17)
	12/2021	KRW	40,446		35	1	0
	12/2021		$1,971	IDR	28,305,670	0	(10)
	12/2021		33,847	SGD	44,806	0	(853)
	12/2021		2,866	ZAR	41,030	0	(167)

SSB	10/2021	BRL	70,143		$13,317	437	0

TOR	10/2021	CAD	37,927		30,012	68	0
	10/2021	MXN	230,237		11,336	184	0
	12/2021	CNH	34,970		5,395	1	0
	12/2021		$987	IDR	14,184,659	0	(4)
	01/2022		11,165	MXN	230,237	0	(183)

UAG	10/2021		838	RUB	63,120	27	0
	11/2021		777		58,209	16	0
	12/2021		3,117	ZAR	45,259	0	(140)

Total Forward Foreign Currency Contracts						$7,642	$(4,822)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	166,100	$1,595	$1,143

Total Purchased Options							$1,595	$1,143

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	1,300	$(6)	$0
	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	11/17/2021	1,800	(9)	(3)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	2,700	(12)	(14)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	8,900	(10)	(4)

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	1,200	(5)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	7,100	(7)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	5,000	(5)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	4,100	(5)	(1)

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	12,400	(14)	(14)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	10/20/2021	2,650	(12)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	5,500	(27)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	11/17/2021	13,800	(68)	(30)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	2,650	(16)	(18)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	5,510	(6)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	11/17/2021	4,900	(6)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	5,700	(6)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	3,600	(4)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	11,900	(14)	(7)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	5,000	(7)	(6)

CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	1,000	(5)	0

DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	2,200	(9)	(2)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	2,500	(12)	(13)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	3,800	(3)	(2)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	4,800	(6)	(6)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	1,000	(5)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	11,900	(13)	(3)

FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	1,300	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	7,400	(8)	(4)

54	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000%	10/20/2021	3,000	$(12)	$(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	1,700	(8)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	3,900	(4)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	4,800	(5)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	600	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	7,200	(7)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	5,200	(5)	(3)

JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	1,300	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,200	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	5,700	(6)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	6,300	(7)	(4)

MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000	11/17/2021	2,600	(10)	(3)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	6,200	(6)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	14,800	(16)	(9)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	7,300	(7)	(4)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	3,000	(4)	(4)

						$ (405)	$ (180)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	332,300	$(1,595)	$(1,004)

Total Written Options							$(2,000)	$(1,184)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$270	$(58)	$51	$0	$(7)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	S&P 500 Total Return Index	2,757	0.418% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	$25,241	$0	$(459)	$0	$(459)

FAR	Receive	S&P 500 Total Return Index	25,210	0.302% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/13/2021	167,844	0	58,269	58,269	0
	Receive	S&P 500 Total Return Index	50,419	0.412% (3-Month USD-LIBOR plus a specified spread)	Maturity	04/20/2022	406,528	0	46,021	46,021	0
	Receive	S&P 500 Total Return Index	7,064	0.462% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/03/2022	64,782	0	(1,289)	0	(1,289)

GST	Receive	S&P 500 Total Return Index	32,046	0.302% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/27/2021	216,943	0	70,479	70,479	0
	Receive	S&P 500 Total Return Index	2,445	0.426% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	02/23/2022	21,992	0	(24)	0	(24)

HUS	Receive	S&P 500 Total Return Index	31,203	0.394% (3-Month USD-LIBOR plus a specified spread)	Maturity	05/04/2022	264,045	0	16,068	16,068	0
	Receive	S&P 500 Total Return Index	5,040	0.440% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/08/2022	47,545	0	(2,228)	0	(2,228)
	Receive	S&P 500 Total Return Index	3,447	0.425% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/22/2022	32,185	0	(1,197)	0	(1,197)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	55

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	S&P 500 Total Return Index	17,586	0.457% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/10/2022	$162,977	$0	$(4,894)	$0	$(4,894)

RBC	Receive	S&P 500 Total Return Index	10,884	0.370% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/18/2022	102,675	0	(4,806)	0	(4,806)
	Receive	S&P 500 Total Return Index	6,272	0.466% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	58,661	0	(2,256)	0	(2,256)

								$0	$173,684	$190,837	$(17,153)

Total Swap Agreements								$(58)	$173,735	$190,837	$(17,160)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$681	$0	$0	$681	$(357)	$(21)	$(7)	$(385)	$296	$(340)	$(44)
BPS	707	0	0	707	(1,713)	(6)	0	(1,719)	(1,012)	1,268	256
BRC	680	0	0	680	0	(85)	0	(85)	595	(680)	(85)
CBK	7	0	0	7	(408)	0	(459)	(867)	(860)	441	(419)
DUB	0	0	0	0	0	(27)	0	(27)	(27)	(30)	(57)
FAR	0	0	104,290	104,290	0	0	(1,289)	(1,289)	103,001	(111,923)	(8,922)
FBF	8	0	0	8	0	(4)	0	(4)	4	0	4
GLM	200	0	0	200	(162)	0	0	(162)	38	0	38
GST	0	0	70,479	70,479	0	(9)	(24)	(33)	70,446	(74,230)	(3,784)
HUS	656	0	16,068	16,724	(162)	0	(8,319)	(8,481)	8,243	(14,330)	(6,087)
JPM	243	0	0	243	(4)	(6)	0	(10)	233	(312)	(79)
MYC	0	0	0	0	0	(22)	0	(22)	(22)	(3,426)	(3,448)
MYI	72	0	0	72	(394)	0	0	(394)	(322)	604	282
NGF	0	1,143	0	1,143	0	(1,004)	0	(1,004)	139	0	139
RBC	0	0	0	0	0	0	(7,062)	(7,062)	(7,062)	5,501	(1,561)
SCX	3,655	0	0	3,655	(1,295)	0	0	(1,295)	2,360	(2,160)	200
SSB	437	0	0	437	0	0	0	0	437	(290)	147
TOR	253	0	0	253	(187)	0	0	(187)	66	0	66
UAG	43	0	0	43	(140)	0	0	(140)	(97)	0	(97)

Total Over the Counter	$7,642	$1,143	$190,837	$199,622	$(4,822)	$(1,184)	$(17,160)	$(23,166)

(n)

Securities with an aggregate market value of $7,813 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

56	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$103	$103
Swap Agreements	0	22	0	0	3,208	3,230

	$0	$22	$0	$0	$3,311	$3,333

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,642	$0	$7,642
Purchased Options	0	0	0	0	1,143	1,143
Swap Agreements	0	0	190,837	0	0	190,837

	$0	$0	$190,837	$7,642	$1,143	$199,622

	$0	$22	$190,837	$7,642	$4,454	$202,955

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$8,141	$0	$663	$8,804
Swap Agreements	0	162	0	0	2,062	2,224

	$0	$162	$8,141	$0	$2,725	$11,028

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,822	$0	$4,822
Written Options	0	180	0	0	1,004	1,184
Swap Agreements	0	7	17,153	0	0	17,160

	$0	$187	$17,153	$4,822	$1,004	$23,166

	$0	$349	$25,294	$4,822	$3,729	$34,194

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$83,080	$0	$(2,115)	$80,965
Swap Agreements	0	3,579	0	0	(2,479)	1,100

	$0	$3,579	$83,080	$0	$(4,594)	$82,065

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,800	$0	$10,800
Purchased Options	0	0	0	(15)	147	132
Written Options	0	474	0	1,829	1,041	3,344
Swap Agreements	0	8	158,418	0	(19)	158,407

	$0	$482	$158,418	$12,614	$1,169	$172,683

	$0	$4,061	$241,498	$12,614	$(3,425)	$254,748

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(31,611)	$0	$(7,476)	$(39,087)
Swap Agreements	0	(434)	0	0	(11,462)	(11,896)

	$0	$(434)	$(31,611)	$0	$(18,938)	$(50,983)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,976)	$0	$(6,976)
Purchased Options	0	0	0	(128)	(931)	(1,059)
Written Options	0	1	0	(391)	607	217
Swap Agreements	0	(4)	(9,883)	0	0	(9,887)

	$0	$(3)	$(9,883)	$(7,495)	$(324)	$(17,705)

	$0	$(437)	$(41,494)	$(7,495)	$(19,262)	$(68,688)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	57

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)	September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$146,116	$0	$146,116
Industrials	0	83,607	0	83,607
Utilities	0	17,819	0	17,819
Municipal Bonds & Notes
California	0	1,253	0	1,253
Illinois	0	377	0	377
Nevada	0	155	0	155
New York	0	1,252	0	1,252
U.S. Government Agencies	0	79,405	0	79,405
U.S. Treasury Obligations	0	472,615	0	472,615
Non-Agency Mortgage- Backed Securities	6,300	147,546	15,701	169,547
Asset-Backed Securities	0	343,090	4,600	347,690
Sovereign Issues	0	20,633	0	20,633
Preferred Securities
Banking & Finance	0	5,072	0	5,072
Utilities	0	0	18,387	18,387
Short-Term Instruments
Repurchase Agreements	0	108,100	0	108,100
Israel Treasury Bills	0	1,427	0	1,427
U.S. Treasury Bills	0	192,768	0	192,768
U.S. Treasury Cash Management Bills	0	80,401	0	80,401

	$6,300	$1,701,636	$38,688	$1,746,624

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$784,504	$0	$0	$784,504

Total Investments	$790,804	$1,701,636	$38,688	$2,531,128

Short Sales, at Value - Liabilities
Sovereign Issues	0	(15,789)	0	(15,789)
U.S. Government Agencies	0	(6,596)	0	(6,596)

	$0	$(22,385)	$0	$(22,385)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	30	3,298	0	3,328
Over the counter	0	199,622	0	199,622

	$30	$202,920	$0	$202,950

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,161)	(2,862)	0	(11,023)
Over the counter	0	(23,166)	0	(23,166)

	$(8,161)	$(26,028)	$0	$(34,189)

Total Financial Derivative Instruments	$(8,131)	$176,892	$0	$168,761

Totals	$782,673	$1,856,143	$38,688	$2,677,504

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:

Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$15,700	$0	$0	$0	$1	$0	$0	$15,701	$1
Asset-Backed Securities	0	4,600	0	0	0	0	0	0	4,600	0
Preferred Securities
Utilities	18,663	0	(143)	0	0	(133)	0	0	18,387	(276)

Totals	$18,663	$20,300	$(143)	$0	$0	$(132)	$0	$0	$38,688	$(275)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$15,701	Proxy Pricing	Base Price	%	100.000	—
Asset-Backed Securities	4,600	Proxy Pricing	Base Price		100.000	—
Preferred Securities
Utilities	18,387	Current Value Model	Purchase Price	$	27.048	—

Total	$38,688

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

58	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.3%

CORPORATE BONDS & NOTES 15.7%

BANKING & FINANCE 9.2%

Aviation Capital Group LLC
5.500% due 12/15/2024		$400	$448

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		325	320

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(e)(f)	EUR	200	249

Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		$1,000	1,017
7.125% due 06/15/2025 •(e)(f)	GBP	500	756
8.000% due 06/15/2024 •(e)(f)		$300	339

Credit Suisse Group AG
3.750% due 03/26/2025		484	522
6.375% due 08/21/2026 •(e)(f)		200	220
7.250% due 09/12/2025 •(e)(f)		264	293
7.500% due 07/17/2023 •(e)(f)		200	214
7.500% due 12/11/2023 •(e)(f)		400	438

Deutsche Bank AG
1.354% (US0003M + 1.230%) due 02/27/2023 ~		1,188	1,202
1.375% due 09/03/2026 •	EUR	500	601
1.625% due 01/20/2027		800	977
1.750% due 01/17/2028		100	123
3.547% due 09/18/2031 •		$150	160
4.250% due 10/14/2021		1,254	1,255

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,400	1,597

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	286	367

Ford Motor Credit Co. LLC
3.350% due 11/01/2022		$200	204
3.550% due 10/07/2022		600	612
4.389% due 01/08/2026		200	214

HSBC Holdings PLC
2.848% due 06/04/2031 •		200	205
4.300% due 03/08/2026		220	245
4.950% due 03/31/2030		800	952
5.250% due 09/16/2022 •(e)(f)	EUR	200	239

ING Groep NV
5.750% due 11/16/2026 •(e)(f)		$300	329

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(e)(f)	EUR	300	425

Lloyds Banking Group PLC
4.550% due 08/16/2028		$2,800	3,229
7.500% due 09/27/2025 •(e)(f)		500	580

Nationwide Building Society
4.363% due 08/01/2024 •		374	398

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,838
4.519% due 06/25/2024 •		1,100	1,171
4.892% due 05/18/2029 •		396	461

Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		300	306
2.650% due 07/13/2022		800	812

Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		440	476

Societe Generale S.A.
7.875% due 12/18/2023 •(e)(f)		200	221

Standard Chartered PLC
1.456% due 01/14/2027 •		900	887

Stellantis Finance US, Inc.
2.691% due 09/15/2031		800	793

UBS AG
5.125% due 05/15/2024 (f)		462	506
7.625% due 08/17/2022 (f)		363	385

Wells Fargo & Co.
2.393% due 06/02/2028 •		5,800	5,987

Weyerhaeuser Co.
4.000% due 04/15/2030		900	1,017

			33,590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 3.3%

AEP Transmission Co. LLC
3.650% due 04/01/2050	$1,200	$1,344

Aker BP ASA
2.875% due 01/15/2026	150	159

Baidu, Inc.
3.425% due 04/07/2030	1,000	1,062

BAT Capital Corp.
3.222% due 08/15/2024	100	106

BAT International Finance PLC
3.950% due 06/15/2025	30	33

Boeing Co.
2.750% due 02/01/2026	200	208

Broadcom, Inc.
3.419% due 04/15/2033	700	725

Charter Communications Operating LLC
3.900% due 06/01/2052	400	399
4.908% due 07/23/2025	132	148

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	200	217

CVS Health Corp.
3.625% due 04/01/2027	1,400	1,543

DAE Funding LLC
1.625% due 02/15/2024	400	398
2.625% due 03/20/2025	200	204
3.375% due 03/20/2028	200	207

Equinor ASA
3.125% due 04/06/2030	1,400	1,524

Expedia Group, Inc.
6.250% due 05/01/2025	44	51

Imperial Brands Finance PLC
3.500% due 07/26/2026	200	214

Kraft Heinz Foods Co.
5.000% due 07/15/2035	22	27
5.200% due 07/15/2045	22	28

MPLX LP
2.650% due 08/15/2030	300	301

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	600	660
4.810% due 09/17/2030	200	225

Perrigo Finance Unlimited Co.
3.150% due 06/15/2030	300	311

Sands China Ltd.
2.850% due 03/08/2029	400	385
3.250% due 08/08/2031	400	387
5.400% due 08/08/2028	400	442

T-Mobile USA, Inc.
2.250% due 02/15/2026	200	202
3.375% due 04/15/2029	300	313
3.500% due 04/15/2031	200	211

		12,034

UTILITIES 3.2%

AT&T, Inc.
2.250% due 02/01/2032	500	487

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	700	852

Consolidated Edison Co. of New York, Inc.
3.950% due 04/01/2050	1,700	1,942

Exelon Corp.
4.050% due 04/15/2030	2,100	2,381

Idaho Power Co.
4.200% due 03/01/2048	1,000	1,211

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	1,300	1,301
3.000% due 06/15/2028	200	204
4.550% due 07/01/2030	200	217

Petrobras Global Finance BV
5.093% due 01/15/2030	446	472

Sprint Corp.
7.875% due 09/15/2023	600	671

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vodafone Group PLC
2.500% due 05/24/2039	EUR	500	$673

Xcel Energy, Inc.
3.400% due 06/01/2030		$1,100	1,201

			11,612

Total Corporate Bonds & Notes (Cost $53,947)			57,236

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%

Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		350	524

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		21	24

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		20	28

Total Municipal Bonds & Notes (Cost $391)			576

U.S. GOVERNMENT AGENCIES 4.9%

Fannie Mae
0.436% due 07/25/2037 •		1	1
0.466% due 07/25/2037 •		2	2
0.486% due 09/25/2035 •		4	4
0.496% due 09/25/2035 •		7	7
0.806% due 06/25/2037 •		12	12
2.310% due 08/01/2022		21	21
4.000% due 04/25/2042		493	552

Freddie Mac
0.654% due 06/15/2041 •		55	56
0.784% due 08/15/2037 •		10	11
0.794% due 10/15/2037 •		2	2
0.804% due 05/15/2037 - 09/15/2037 •		12	12
4.000% due 07/15/2042		427	495
5.000% due 03/01/2038		145	166
5.500% due 07/01/2028 - 07/01/2038		38	42

Ginnie Mae
0.520% due 11/20/2062 •		283	281
3.500% due 01/15/2042 - 06/15/2045		303	324
5.000% due 08/15/2038 - 05/15/2039		44	51
6.000% due 08/15/2037		16	18

Ginnie Mae, TBA
5.000% due 10/01/2051		4,900	5,277

Small Business Administration
4.430% due 05/01/2029		10	11
5.290% due 12/01/2027		2	2
6.220% due 12/01/2028		2	2

Uniform Mortgage-Backed Security
3.500% due 09/01/2047 - 08/01/2048		3,581	3,808
4.000% due 07/01/2025 - 09/01/2025		19	20
4.500% due 06/01/2023 - 10/01/2041		174	194
5.500% due 02/01/2022 - 09/01/2041		503	580
6.000% due 07/01/2036 - 05/01/2041		152	179
6.500% due 10/01/2035		8	8

Uniform Mortgage-Backed Security, TBA
3.500% due 12/01/2051		100	106
4.500% due 10/01/2051		5,300	5,733

Total U.S. Government Agencies (Cost $17,488)			17,977

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	59

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 29.8%

U.S. Treasury Bonds
1.375% due 11/15/2040	$2,100	$1,887
3.000% due 08/15/2048	154	184
3.000% due 02/15/2049	6,800	8,131
4.625% due 02/15/2040	1,807	2,583

U.S. Treasury Inflation Protected Securities (d)
0.625% due 02/15/2043	119	142
0.750% due 02/15/2045	464	571
1.000% due 02/15/2048	2,916	3,875
1.375% due 02/15/2044	820	1,127

U.S. Treasury Notes
0.375% due 12/31/2025 (i)	800	784
0.375% due 01/31/2026	2,100	2,055
0.500% due 02/28/2026	3,400	3,343
1.375% due 09/30/2023	11,340	11,589
1.625% due 02/15/2026	100	103
1.750% due 12/31/2024 (i)	2,100	2,179
1.875% due 07/31/2022	8,352	8,477
2.000% due 07/31/2022	2,970	3,018
2.000% due 04/30/2024	300	312
2.000% due 11/15/2026	7,329	7,692
2.125% due 05/15/2025	1,711	1,799
2.250% due 08/15/2027	6,800	7,230
2.375% due 08/15/2024	3,862	4,071
2.375% due 05/15/2029	7,000	7,516
2.625% due 12/31/2025	200	215
2.625% due 02/15/2029	23,656	25,798
2.875% due 09/30/2023	1,360	1,430
2.875% due 11/30/2023 (i)	1,180	1,245
3.000% due 09/30/2025	600	652
3.000% due 10/31/2025 (i)	600	653

Total U.S. Treasury Obligations (Cost $101,669)		108,661

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%

American Home Mortgage Assets Trust
0.276% due 10/25/2046 •	2,418	1,563

BCAP LLC Trust
3.299% due 03/27/2037 ~	201	177

Bear Stearns ALT-A Trust
0.406% due 02/25/2034 •	8	8
0.406% due 06/25/2046 ^•	305	298
0.426% due 04/25/2037 •	241	236
2.776% due 11/25/2035 ^~	1,499	1,458

ChaseFlex Trust
0.386% due 07/25/2037 •	1,156	1,084

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.316% due 07/25/2036 •	123	121

Citigroup Mortgage Loan Trust
3.010% due 06/25/2036 ^~	24	25

Countrywide Alternative Loan Trust
0.246% due 02/25/2047 •	10	9
0.266% due 05/25/2047 •	61	59
0.436% due 05/25/2037 ^•	614	201
0.566% due 08/25/2047 •	1,241	1,213
1.092% due 02/25/2036 •	6	6
1.935% due 03/25/2047 ^•	1,861	1,640
6.000% due 12/25/2034	711	714

Countrywide Home Loan Mortgage Pass-Through Trust
2.684% due 02/20/2035 ~	1	1
2.802% due 11/25/2034 ~	2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.386% due 03/25/2037 ^•	351	355

First Horizon Mortgage Pass-Through Trust
3.085% due 11/25/2037 ^~	157	154

GSR Mortgage Loan Trust
2.622% due 11/25/2035 ~	1	1
2.746% due 09/25/2035 ~	11	11
6.000% due 03/25/2037 ^	1	1
6.250% due 10/25/2036 ^	103	105

IndyMac Mortgage Loan Trust
0.486% due 11/25/2046 •	726	733
0.626% due 10/25/2036 •	175	98

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
2.579% due 08/25/2034 ~		$10	$11
2.694% due 07/25/2035 ~		179	181

Merrill Lynch Mortgage Investors Trust
2.965% due 09/25/2035 ^~		19	17

Morgan Stanley Mortgage Loan Trust
0.366% due 01/25/2036 •		331	218

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		2	1

PRET LLC
1.843% due 09/25/2051 «þ		1,100	1,100

Residential Accredit Loans, Inc. Trust
0.256% due 01/25/2037 •		326	310
0.454% due 08/25/2036 •		90	87
1.452% due 09/25/2045 •		9	8
6.000% due 03/25/2037 ^		1,005	969

Structured Adjustable Rate Mortgage Loan Trust
0.386% due 02/25/2037 •		160	163

Structured Asset Mortgage Investments Trust
0.346% due 03/25/2037 •		4	2

Taurus UK DAC
0.899% due 05/17/2031 •	GBP	300	405

Wachovia Mortgage Loan Trust LLC
2.394% due 10/20/2035 ~		$68	51

WaMu Mortgage Pass-Through Certificates Trust
1.012% due 09/25/2046 ^•		887	884
1.092% due 02/25/2046 •		18	18
1.292% due 11/25/2042 •		10	10
2.647% due 01/25/2037 ^~		63	58
2.824% due 08/25/2046 ^~		394	395

Total Non-Agency Mortgage-Backed Securities (Cost $13,601)			15,161

ASSET-BACKED SECURITIES 13.8%

ACE Securities Corp. Home Equity Loan Trust
0.366% due 07/25/2036 •		395	338
4.586% due 08/25/2040 ^•		691	686

Aqueduct European CLO DAC
0.640% due 07/20/2030 •	EUR	1,095	1,270

Ares European CLO DAC
0.780% due 10/15/2031 •		1,300	1,508
0.850% due 04/20/2032 •(a)		950	1,101

Argent Securities Trust
0.386% due 07/25/2036 •		$619	589
0.406% due 05/25/2036 •		3,070	1,110

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.166% due 01/25/2034 •		450	449

Asset-Backed Securities Corp. Home Equity Loan Trust
1.046% due 07/25/2035 •		45	45

Bear Stearns Asset-Backed Securities Trust
0.406% due 08/25/2036 •		143	138

BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •	EUR	1,300	1,510

Cairn CLO DAC
0.600% due 04/30/2031 •		600	693
0.780% due 10/15/2031 •		400	464

Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		400	464
0.890% due 08/15/2032 •		700	812

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		$318	321

Citigroup Mortgage Loan Trust
0.406% due 09/25/2036 •		1,085	938

Countrywide Asset-Backed Certificates
0.246% due 12/25/2035 ^•		145	144
0.286% due 09/25/2047 ^•		433	424
0.376% due 01/25/2037 •		4,180	3,951
0.566% due 03/25/2036 •		92	91
0.746% due 04/25/2036 •		460	461
1.121% due 12/25/2035 •		770	773
1.151% due 07/25/2035 •		616	616
4.453% due 10/25/2046 ^~		59	61

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
0.566% due 05/25/2036 •		$1,540	$1,538

CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	500	580

Ellington Loan Acquisition Trust
1.136% due 05/25/2037 •		$468	471

GSAMP Trust
0.156% due 12/25/2036 •		5	3
0.316% due 01/25/2037 •		902	831

HSI Asset Securitization Corp. Trust
0.226% due 01/25/2037 •		559	509

MASTR Asset-Backed Securities Trust
0.136% due 01/25/2037 •		6	2

Merrill Lynch Mortgage Investors Trust
0.386% due 08/25/2037 •		1,244	820
0.606% due 02/25/2037 •		2,096	935

Morgan Stanley ABS Capital, Inc. Trust
0.216% due 01/25/2037 •		2,305	1,425
0.301% due 03/25/2037 •		1,685	933

Mountain View CLO LLC
1.216% due 10/16/2029 •		800	800

Nassau Ltd.
1.276% due 10/15/2029 •		600	600

NovaStar Mortgage Funding Trust
0.586% due 09/25/2036 •		1,242	740

Option One Mortgage Loan Trust
0.306% due 04/25/2037 •		887	719
0.306% due 05/25/2037 •		510	393
0.626% due 01/25/2036 •		814	805
0.866% due 02/25/2035 •		1,182	1,181

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	1,200	1,390

PRET LLC
1.744% due 07/25/2051 þ		$500	501

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		209	108

Residential Asset Securities Corp. Trust
0.806% due 01/25/2036 •		2,200	2,179

Securitized Asset-Backed Receivables LLC Trust
0.566% due 07/25/2036 •		344	202

SG Mortgage Securities Trust
0.446% due 02/25/2036 •		1,760	1,171

Sound Point CLO Ltd.
1.128% due 01/23/2029 •		1,285	1,285

Soundview Home Loan Trust
0.166% due 06/25/2037 •		2	2
0.196% due 02/25/2037 •		1,585	574
0.236% due 03/25/2037 •		157	153
0.296% due 06/25/2037 •		597	512

Structured Asset Securities Corp. Mortgage Loan Trust
0.316% due 05/25/2047 •		779	767
0.506% due 02/25/2037 •		506	499

Symphony CLO Ltd.
1.006% due 04/15/2028 •		353	354

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		4,126	4,283

Venture CLO Ltd.
1.151% due 08/28/2029 •		1,300	1,300

WaMu Asset-Backed Certificates WaMu Trust
0.446% due 04/25/2037 •		4,581	2,317

Wells Fargo Home Equity Asset-Backed Securities Trust
0.836% due 12/25/2035 •		701	696

Total Asset-Backed Securities (Cost $48,070)			50,535

SOVEREIGN ISSUES 1.5%

Argentina Government International Bond
0.500% due 07/09/2030 þ		256	94
1.000% due 07/09/2029		54	21
1.125% due 07/09/2035 þ		469	154
2.500% due 07/09/2041 þ		1,629	598
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	996	5

60	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Government International Bond
4.750% due 01/14/2050		$582	$517

Israel Government International Bond
0.750% due 07/31/2022	ILS	6,500	2,028
4.125% due 01/17/2048		$200	241

Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	33,287	307

Saudi Government International Bond
3.450% due 02/02/2061		$800	787
4.000% due 04/17/2025		374	410
5.000% due 04/17/2049		200	250

Total Sovereign Issues (Cost $5,692)			5,412

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 01/30/2022 ~(e)		225,000	226

Stichting AK Rabobank Certificaten
19.437% due 12/29/2049 þ(e)		113,250	189

Total Preferred Securities (Cost $356)			415

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.1%

REPURCHASE AGREEMENTS (g) 0.2%
			$789

ISRAEL TREASURY BILLS 1.4%
(0.003)% due 10/06/2021 - 06/08/2022 (b)(c)	ILS	16,800	5,210

U.S. TREASURY BILLS 2.5%
0.024% due 11/12/2021 (b)(c)(i)(k)		$9,100	9,100

Total Short-Term Instruments (Cost $15,008)			15,099

Total Investments in Securities (Cost $256,222)			271,072

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 29.4%

SHORT-TERM INSTRUMENTS 29.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.4%

PIMCO Short Asset Portfolio	2,105,684	$21,091

PIMCO Short-Term Floating NAV Portfolio III	8,727,369	86,069

Total Short-Term Instruments (Cost $107,117)		107,160

Total Investments in Affiliates (Cost $107,117)		107,160

Total Investments 103.7% (Cost $363,339)		$378,232

Financial Derivative Instruments (h)(j) (1.7)% (Cost or Premiums, net $(7,234))		(6,050)

Other Assets and Liabilities, net (2.0)%		(7,288)

Net Assets 100.0%		$364,894

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$789	U.S. Treasury Notes 1.625% due 12/15/2022	$(805)	$789	$789

Total Repurchase Agreements						$(805)	$789	$789

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (1.2)%
Uniform Mortgage-Backed Security, TBA	5.000%	10/01/2051	$ 3,900	$(4,277)	$(4,288)

Sovereign Issues (1.0)%
Canada Government International Bond	2.750%	12/01/2048	CAD 3,900	(3,756)	(3,623)

Total Short Sales (2.2)%				$(8,033)	$(7,911)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	61

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(1)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$789	$0	$0	$0	$789	$(805)	$(16)

Master Securities Forward Transaction Agreement
TDM	0	0	0	(3,623)	(3,623)	0	(3,623)

Total Borrowings and Other Financing Transactions	$789	$0	$0	$(3,623)

(1)	Payable for short sales includes $33 of accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2022	144	$35,822	$(13)	$3	$0
Euro-Bund 10-Year Bond December Futures	12/2021	5	984	(15)	2	(2)
Mini MSCI EAFE Index December Futures	12/2021	142	16,096	(726)	0	(59)
U.S. Treasury 2-Year Note December Futures	12/2021	2	440	(1)	0	0

				$(755)	$5	$(61)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2024	144	$(35,422)	$74	$0	$(3)
U.S. Treasury 5-Year Note December Futures	12/2021	625	(76,714)	463	0	(54)
U.S. Treasury 10-Year Note December Futures	12/2021	273	(35,929)	558	0	(38)
U.S. Treasury 30-Year Bond December Futures	12/2021	170	(27,067)	725	0	(21)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	71	(13,565)	346	11	0
United Kingdom Long Gilt December Futures	12/2021	3	(506)	13	2	0

				$2,179	$13	$(116)

Total Futures Contracts				$1,424	$18	$(177)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2026	1.008%	$300	$(2)	$2	$0	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	1.060	200	(1)	0	(1)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.767	400	5	0	5	0	0

						$2	$2	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$	3,200	$(76)	$(1)	$(77)	$0	$0
CDX.IG-36 5-Year Index	(1.000)	Quarterly	06/20/2026		20,000	(514)	26	(488)	7	0
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026		11,500	(285)	8	(277)	5	0

						$(875)	$33	$(842)	$12	$0

62	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	6,400	$15	$(207)	$(192)	$0	$(29)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		4,900	(86)	525	439	73	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	156,600	(149)	(99)	(248)	0	0
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		35,100	0	(137)	(137)	0	(5)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	5,800	6	(42)	(36)	1	0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		11,600	13	(85)	(72)	2	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		27,000	804	(432)	372	2	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,150	678	(406)	272	0	(21)
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	5,500	0	8	8	0	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		7,800	0	12	12	1	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		7,800	0	12	12	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		7,800	0	13	13	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		7,800	(4)	20	16	1	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		15,500	13	23	36	1	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	$	34,200	(358)	56	(302)	0	(2)
Pay	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		82,400	163	(579)	(416)	28	0
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		114,900	76	(834)	(758)	41	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		26,600	(1,160)	375	(785)	0	(11)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		24,700	(2,665)	523	(2,142)	0	(16)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		144,500	(5,035)	2,274	(2,761)	0	(83)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		1,700	(147)	38	(109)	0	(1)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		2,700	63	(48)	15	2	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		7,600	(14)	(136)	(150)	7	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		71,900	2,375	(1,839)	536	86	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		21,400	(2,510)	714	(1,796)	0	(33)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		16,000	(946)	130	(816)	21	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		60,200	983	(1,899)	(916)	128	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		4,600	30	159	189	0	(11)
Receive	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		18,200	(166)	536	370	0	(48)
Receive	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031		29,400	56	861	917	0	(78)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		1,100	(25)	(61)	(86)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		5,200	1,058	(324)	734	0	(9)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	2,600	21	54	75	0	(4)
Pay(6)	6-Month EUR-EURIBOR	0.471	Annual	11/03/2023	EUR	70,100	0	(93)	(93)	5	0
Receive(6)	6-Month EUR-EURIBOR	0.025	Annual	11/03/2031		4,100	0	98	98	0	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		6,700	129	(111)	18	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		2,500	(104)	105	1	9	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	21,500	(6)	1	(5)	0	(3)
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		344,000	(212)	55	(157)	18	0
Pay	UKRPI	3.595	Maturity	11/15/2028	GBP	5,500	553	(684)	(131)	52	0
Pay	UKRPI	3.480	Maturity	01/15/2030		2,600	132	(326)	(194)	27	0
Pay	UKRPI	3.415	Maturity	02/15/2030		1,600	54	(200)	(146)	17	0
Receive	UKRPI	3.397	Maturity	11/15/2030		200	(1)	26	25	0	(2)
Receive	UKRPI	3.445	Maturity	11/15/2030		400	(5)	53	48	0	(4)
Receive	UKRPI	3.510	Maturity	11/15/2030		200	(5)	27	22	0	(2)
Pay	UKRPI	3.217	Maturity	11/15/2040		400	(5)	(103)	(108)	7	0
Pay	UKRPI	3.272	Maturity	11/15/2040		300	3	(78)	(75)	5	0
Pay	UKRPI	3.273	Maturity	11/15/2040		400	5	(104)	(99)	7	0
Pay	UKRPI	3.340	Maturity	11/15/2040		300	13	(79)	(66)	5	0
Receive	UKRPI	3.000	Maturity	11/15/2050		200	5	89	94	0	(6)
Receive	UKRPI	3.051	Maturity	11/15/2050		300	(6)	136	130	0	(8)
Receive	UKRPI	3.143	Maturity	11/15/2050		100	(10)	46	36	0	(3)

							$(6,371)	$(1,937)	$(8,308)	$550	$(380)

Total Swap Agreements							$(7,244)	$(1,902)	$(9,146)	$562	$(380)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$18	$562	$580	$0	$ (177)	$ (380)	$ (557)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	63

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

(i)

Securities with an aggregate market value of $6,166 and cash of $1,813 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	CNH	14,320		$2,211	$0	$(7)
	11/2021	TWD	73,246		2,649	10	0
	11/2021		$19	RUB	1,424	0	0
	12/2021		158		11,785	2	0
	12/2021	ZAR	7,297		$511	31	0

BPS	10/2021	BRL	10,464		1,924	2	0
	10/2021	CNH	8,533		1,316	0	(5)
	10/2021	GBP	304		420	10	0
	10/2021	MXN	16,134		795	13	0
	10/2021		$1,980	BRL	10,465	0	(59)
	10/2021		2,376	JPY	261,100	0	(30)
	10/2021		1,716	MXN	34,554	0	(42)
	11/2021	BRL	10,464		$1,971	58	0
	11/2021	CAD	403		316	0	(2)
	11/2021	IDR	22,473,405		1,563	1	0
	12/2021	MXN	34,554		1,702	43	0

BRC	10/2021	CHF	165		180	3	0
	11/2021		$116	RUB	8,638	2	0

CBK	10/2021	GBP	2,182		$3,003	63	0
	10/2021	ILS	2,401		726	0	(19)
	10/2021	TRY	67		8	0	0
	11/2021	EUR	2,575		3,040	55	0
	11/2021		$1,521	EUR	1,284	0	(33)
	11/2021		1,928	MXN	39,350	0	(34)
	11/2021		129	RUB	9,505	1	0
	12/2021	CNH	4,766		$734	0	(1)
	12/2021		$105	RUB	7,768	1	0
	12/2021		331	ZAR	4,794	0	(16)
	02/2022	ILS	1,300		$397	0	(7)
	04/2022		8,900		2,726	0	(41)
	06/2022		4,200		1,296	0	(11)
	08/2022		6,596		2,034	0	(21)

FBF	11/2021		$44	RUB	3,275	1	0

GLM	10/2021	CNH	4,324		$667	0	(3)
	10/2021	TRY	553		66	4	0
	10/2021		$2	MXN	34	0	0
	10/2021		63	RUB	4,751	2	0
	11/2021	TWD	38,841		$1,408	9	0
	11/2021		$122	RUB	9,079	2	0

64	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2021	CNH	4,784		$736	$0	$(2)
	12/2021		$467	IDR	6,716,332	0	(1)
	12/2021		254	RUB	18,911	2	0
	12/2021		255	ZAR	3,689	0	(13)

HUS	10/2021	MXN	60,255		$3,011	92	0
	10/2021		$909	CNH	5,875	1	0
	10/2021		16	RUB	1,235	1	0
	11/2021	CNH	5,890		$909	0	(1)
	11/2021		$8	RUB	627	0	0
	12/2021	SGD	1,902		$1,416	15	0
	12/2021		$137	IDR	1,974,072	0	0
	12/2021		334	ZAR	4,833	0	(16)
	01/2022		1,256	MXN	25,701	0	(30)

JPM	10/2021		1,989		41,835	38	0
	10/2021		25	RUB	1,823	0	0
	11/2021		408	IDR	5,858,326	0	(1)
	11/2021		1,700	JPY	190,400	11	0

MYI	10/2021	BRL	16,538		$3,054	17	0
	10/2021		$3,040	BRL	16,538	0	(4)
	10/2021		3,966	CAD	5,020	0	(3)
	10/2021		195	CNH	1,263	0	0
	10/2021		7,564	JPY	829,200	0	(114)
	11/2021	TWD	20,337		$739	6	0
	11/2021		$1,114	BRL	6,073	0	(4)
	11/2021		133	IDR	1,917,701	0	0

SCX	10/2021	BRL	6,073	EUR	962	0	(1)
	10/2021		6,073		$1,117	1	0
	10/2021	EUR	982	BRL	6,073	0	(22)
	10/2021		962		$1,124	10	0
	10/2021	JPY	547,332		4,983	66	0
	10/2021		$1,124	BRL	6,073	0	(9)
	10/2021		361	RUB	26,917	8	0
	11/2021		4,158	JPY	463,868	10	0
	12/2021	CNH	5,650		$869	0	(2)
	12/2021		$284	IDR	4,074,952	0	(1)
	12/2021		6,295	SGD	8,333	0	(159)
	12/2021		531	ZAR	7,606	0	(31)

TOR	10/2021	CAD	5,537		$4,381	10	0
	12/2021	CNH	5,127		791	0	0
	12/2021		$142	IDR	2,042,064	0	(1)

UAG	10/2021	JPY	79,100		$719	8	0
	10/2021		$50	RUB	3,739	2	0
	11/2021	EUR	9,675		$11,375	159	0
	11/2021		$79	RUB	5,918	2	0
	12/2021		578	ZAR	8,390	0	(26)

Total Forward Foreign Currency Contracts						$772	$(772)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	30,200	$290	$208

Total Purchased Options							$290	$208

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000%	11/17/2021	300	$ (2)	$ (1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	1,300	(1)	(1)

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	200	(1)	0
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	1,100	(1)	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	65

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	12/15/2021	1,600	$ (1)	$ (1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	700	(1)	0

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	1,900	(2)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	11/17/2021	2,100	(10)	(5)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	600	(3)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	700	(4)	(4)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	920	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	500	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	4,700	(5)	(3)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	700	(1)	(1)

CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	200	(1)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	300	(2)	(2)

DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	300	(1)	0
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	400	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	600	(1)	0
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	900	(1)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	100	0	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	1,000	(1)	0

FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	1,100	(1)	(1)

GST	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	200	(1)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	700	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	100	0	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	800	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	1,500	(2)	(2)

JPM	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	12/15/2021	400	(1)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	200	(1)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	600	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	1,100	(1)	(1)

MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	900	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	2,200	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	1,100	(1)	(1)

						$ (59)	$ (36)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	60,400	$(290)	$(182)

Total Written Options							$(349)	$(218)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.894%	EUR	300	$69	$(8)	$61	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
HUS	Receive	NDDUEAFE Index	10,393	0.016% (3-Month USD-LIBOR less a specified spread)	Quarterly	09/14/2022	$80,725	$0	$(2,855)	$0	$(2,855)

JPM	Receive	NDDUEAFE Index	853	(0.030)% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/11/2022	6,583	0	(192)	0	(192)
	Receive	NDDUEAFE Index	4,496	0.007% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/22/2022	33,692	0	(5)	0	(5)
	Receive	NDDUEAFE Index	11,238	0.002% (3-Month USD-LIBOR less a specified spread)	Maturity	07/06/2022	85,155	0	(956)	0	(956)

66	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MEI	Receive	NDDUEAFE Index	3,464	0.062% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/22/2022	$25,958	$0	$(8)	$0	$(8)
	Receive	NDDUEAFE Index	11,238	0.057% (3-Month USD-LIBOR less a specified spread)	Maturity	07/06/2022	85,155	0	(968)	0	(968)

MYI	Receive	NDDUEAFE Index	4,894	0.031% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/10/2022	37,807	0	(1,140)	0	(1,140)

								$0	$(6,124)	$0	$(6,124)

Total Swap Agreements								$69	$(6,132)	$61	$(6,124)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$43	$0	$0	$43	$(7)	$(2)	$0	$(9)	$34	$0	$34
BPS	127	0	0	127	(138)	(2)	0	(140)	(13)	0	(13)
BRC	5	0	0	5	0	(17)	0	(17)	(12)	0	(12)
CBK	120	0	0	120	(183)	(2)	0	(185)	(65)	282	217
DUB	0	0	0	0	0	(3)	0	(3)	(3)	(10)	(13)
FBF	1	0	0	1	0	(1)	0	(1)	0	0	0
GLM	19	0	0	19	(19)	0	0	(19)	0	0	0
GST	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
HUS	109	0	0	109	(47)	0	(2,855)	(2,902)	(2,793)	2,799	6
JPM	49	0	61	110	(1)	(3)	(1,153)	(1,157)	(1,047)	1,422	375
MEI	0	0	0	0	0	0	(976)	(976)	(976)	1,267	291
MYC	0	0	0	0	0	(2)	0	(2)	(2)	(777)	(779)
MYI	23	0	0	23	(125)	0	(1,140)	(1,265)	(1,242)	1,090	(152)
NGF	0	208	0	208	0	(182)	0	(182)	26	0	26
SCX	95	0	0	95	(225)	0	0	(225)	(130)	0	(130)
TOR	10	0	0	10	(1)	0	0	(1)	9	0	9
UAG	171	0	0	171	(26)	0	0	(26)	145	0	145

Total Over the Counter	$772	$208	$61	$1,041	$(772)	$(218)	$(6,124)	$(7,114)

(k)

Securities with an aggregate market value of $6,860 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	67

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$18	$18
Swap Agreements	0	12	0	0	550	562

	$0	$12	$0	$0	$568	$580

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$772	$0	$772
Purchased Options	0	0	0	0	208	208
Swap Agreements	0	61	0	0	0	61

	$0	$61	$0	$772	$208	$1,041

	$0	$73	$0	$772	$776	$1,621

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$59	$0	$118	$177
Swap Agreements	0	0	0	0	380	380

	$0	$0	$59	$0	$498	$557

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$772	$0	$772
Written Options	0	36	0	0	182	218
Swap Agreements	0	0	6,124	0	0	6,124

	$0	$36	$6,124	$772	$182	$7,114

	$0	$36	$6,183	$772	$680	$7,671

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$549	$0	$(2,155)	$(1,606)
Swap Agreements	0	(47)	0	0	(1,926)	(1,973)

	$0	$(47)	$549	$0	$(4,081)	$(3,579)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,381	$0	$1,381
Purchased Options	0	0	0	(3)	44	41
Written Options	0	80	0	372	203	655
Swap Agreements	0	9	80,384	0	(2)	80,391

	$0	$89	$80,384	$1,750	$245	$82,468

	$0	$42	$80,933	$1,750	$(3,836)	$78,889

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(746)	$0	$(1,139)	$(1,885)
Swap Agreements	0	63	0	0	857	920

	$0	$63	$(746)	$0	$(282)	$(965)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,096)	$0	$(1,096)
Purchased Options	0	0	0	(28)	(183)	(211)
Written Options	0	(21)	0	(77)	93	(5)
Swap Agreements	0	(6)	(59,787)	0	0	(59,793)

	$0	$(27)	$(59,787)	$(1,201)	$(90)	$(61,105)

	$0	$36	$(60,533)	$(1,201)	$(372)	$(62,070)

68	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$33,590	$0	$33,590
Industrials	0	12,034	0	12,034
Utilities	0	11,612	0	11,612
Municipal Bonds & Notes
California	0	524	0	524
Illinois	0	24	0	24
Nebraska	0	28	0	28
U.S. Government Agencies	0	17,977	0	17,977
U.S. Treasury Obligations	0	108,661	0	108,661
Non-Agency Mortgage-Backed Securities	0	14,061	1,100	15,161
Asset-Backed Securities	0	50,535	0	50,535
Sovereign Issues	0	5,412	0	5,412
Preferred Securities
Banking & Finance	0	415	0	415
Short-Term Instruments
Repurchase Agreements	0	789	0	789
Israel Treasury Bills	0	5,210	0	5,210
U.S. Treasury Bills	0	9,100	0	9,100

	$0	$269,972	$1,100	$271,072

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$107,160	$0	$0	$107,160

Total Investments	$107,160	$269,972	$1,100	$378,232

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(3,623)	$0	$(3,623)
U.S. Government Agencies	0	(4,288)	0	(4,288)

	$0	$(7,911)	$0	$(7,911)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	576	0	580
Over the counter	0	1,041	0	1,041

	$4	$1,617	$0	$1,621

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(61)	(496)	0	(557)
Over the counter	(1)	(7,113)	0	(7,114)

	$(62)	$(7,609)	$0	$(7,671)

Total Financial Derivative Instruments	$(58)	$(5,992)	$0	$(6,050)

Totals	$107,102	$256,069	$1,100	$364,271

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	69

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.9%

CORPORATE BONDS & NOTES 11.2%

BANKING & FINANCE 6.9%

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(h)(i)	EUR	1,200	$1,491

Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		$6,500	6,614
3.650% due 03/16/2025		400	430
3.932% due 05/07/2025 •		900	966
4.375% due 01/12/2026		1,300	1,452
4.972% due 05/16/2029 •		1,400	1,629
5.088% due 06/20/2030 •		400	462
7.125% due 06/15/2025 •(h)(i)	GBP	1,720	2,601
7.750% due 09/15/2023 •(h)(i)		$400	437

Credit Suisse AG
6.500% due 08/08/2023 (i)		200	219

Credit Suisse Group AG
6.375% due 08/21/2026 •(h)(i)		2,500	2,750
7.125% due 07/29/2022 •(h)(i)		200	208
7.500% due 07/17/2023 •(h)(i)		2,800	3,001

Deutsche Bank AG
1.354% (US0003M + 1.230%) due 02/27/2023 ~		9,036	9,139
1.375% due 09/03/2026 •	EUR	100	120
1.625% due 01/20/2027		300	366
3.961% due 11/26/2025 •		$6,024	6,518
4.250% due 10/14/2021		8,015	8,024

Equitable Holdings, Inc.
4.350% due 04/20/2028		2,235	2,549

Erste Group Bank AG
8.875% due 10/15/2021 •(h)(i)	EUR	200	232

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028		2,100	2,692

Ford Motor Credit Co. LLC
3.087% due 01/09/2023		$2,000	2,032
3.350% due 11/01/2022		800	815
3.375% due 11/13/2025		500	514
3.550% due 10/07/2022		1,800	1,837
4.063% due 11/01/2024		200	211
5.584% due 03/18/2024		200	215
5.596% due 01/07/2022		200	203

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	616
4.292% due 09/12/2026 •		1,300	1,435
4.300% due 03/08/2026		1,000	1,114
6.250% due 03/23/2023 •(h)(i)		500	522

ING Groep NV
6.875% due 04/16/2022 •(h)(i)		400	411

Lloyds Banking Group PLC
4.582% due 12/10/2025		1,200	1,340
5.125% due 12/27/2024 •(h)(i)	GBP	1,900	2,691
7.500% due 09/27/2025 •(h)(i)		$4,200	4,874
7.625% due 06/27/2023 •(h)(i)	GBP	1,300	1,890

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		$4,400	4,493
4.445% due 05/08/2030 •		400	458
4.519% due 06/25/2024 •		3,000	3,194
4.800% due 04/05/2026		1,100	1,251
4.892% due 05/18/2029 •		2,600	3,029
5.076% due 01/27/2030 •		3,800	4,490
8.000% due 08/10/2025 •(h)(i)		1,200	1,419

Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		680	693
2.650% due 07/13/2022		4,906	4,981

Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,335
2.679% due 07/16/2030		1,900	1,921

Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		3,900	4,223

SL Green Realty Corp.
4.500% due 12/01/2022		4,469	4,621

Stellantis Finance US, Inc.
2.691% due 09/15/2031		4,600	4,558

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS AG
5.125% due 05/15/2024 (i)		$6,000	$6,570
7.625% due 08/17/2022 (i)		4,700	4,981

UBS Group AG
4.125% due 09/24/2025		800	884
5.750% due 02/19/2022 •(h)(i)	EUR	200	236

UniCredit SpA
9.250% due 06/03/2022 •(h)(i)		200	244

Weyerhaeuser Co.
4.000% due 04/15/2030		$3,886	4,392

WPC Eurobond BV
2.250% due 04/09/2026	EUR	5,538	6,948

			138,541

INDUSTRIALS 3.5%

Aker BP ASA
2.875% due 01/15/2026		$970	1,026

BAT Capital Corp.
3.222% due 08/15/2024		291	309

BAT International Finance PLC
3.950% due 06/15/2025		972	1,056

Boeing Co.
2.750% due 02/01/2026		1,300	1,355

Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,454
3.419% due 04/15/2033		2,100	2,176
3.500% due 02/15/2041		800	792
3.750% due 02/15/2051		300	300

CCO Holdings LLC
4.500% due 06/01/2033		500	509

Charter Communications Operating LLC
3.900% due 06/01/2052		2,300	2,295
4.908% due 07/23/2025		1,260	1,418

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,200	1,303

CVS Health Corp.
3.750% due 04/01/2030		2,332	2,592

DAE Funding LLC
1.625% due 02/15/2024		1,500	1,492
2.625% due 03/20/2025		1,000	1,021
3.375% due 03/20/2028		1,100	1,137

Hyatt Hotels Corp.
1.800% due 10/01/2024 (b)		3,400	3,408

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (c)	EUR	3,000	3,535

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		$3,200	3,341

Imperial Brands Finance PLC
3.125% due 07/26/2024		300	316
3.500% due 07/26/2026		400	428

INEOS Finance PLC
2.125% due 11/15/2025	EUR	3,400	3,926

InterContinental Hotels Group PLC
2.125% due 05/15/2027		800	996

Kraft Heinz Foods Co.
5.000% due 07/15/2035		$97	119
5.200% due 07/15/2045		194	243

MPLX LP
2.650% due 08/15/2030		1,500	1,506

Netflix, Inc.
3.875% due 11/15/2029	EUR	2,400	3,371

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		$1,100	1,145
3.522% due 09/17/2025		2,200	2,340
4.345% due 09/17/2027		2,800	3,078
4.810% due 09/17/2030		800	900

Perrigo Finance Unlimited Co.
3.150% due 06/15/2030		1,500	1,553

Sands China Ltd.
2.850% due 03/08/2029		200	193
5.125% due 08/08/2025		5,000	5,390
5.400% due 08/08/2028		3,600	3,980

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Co.
3.700% due 04/30/2030	$3,595	$3,949

T-Mobile USA, Inc.
3.500% due 04/15/2031	1,000	1,056

Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	2,400	2,437
3.375% due 07/09/2060	1,800	1,883

Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	2,040	2,194

		71,522

UTILITIES 0.8%

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	7,500	7,503
3.000% due 06/15/2028	1,000	1,018
4.550% due 07/01/2030	1,400	1,515

Petrobras Global Finance BV
5.093% due 01/15/2030	2,965	3,138

Rio Oil Finance Trust
9.250% due 07/06/2024	780	856

Sprint Communications, Inc.
6.000% due 11/15/2022	486	512

Sprint Corp.
7.875% due 09/15/2023	874	978

		15,520

Total Corporate Bonds & Notes (Cost $214,375)		225,583

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.2%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,265	1,842

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021
3.000% due 06/01/2046 (b)	900	918

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023	1,070	1,185

		3,945

ILLINOIS 0.2%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	149	169

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	3,500	4,446

		4,615

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	95	135

TEXAS 0.1%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	1,235	1,246

Total Municipal Bonds & Notes (Cost $8,358)		9,941

U.S. GOVERNMENT AGENCIES 3.7%

Fannie Mae
0.201% due 03/25/2036 •	47	47
0.206% due 03/25/2034 •	1	1
0.434% due 09/25/2042 •	93	94
1.586% due 04/25/2024 •	5	5

70	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 11/25/2023 •	$5	$5
1.825% due 08/01/2035 •	96	97
2.019% due 02/01/2034 •	27	27
2.050% due 02/01/2035 •	11	11
2.154% due 07/01/2032 •	7	7
2.158% due 10/01/2035 •	36	37
2.185% due 08/01/2036 •	15	15
2.202% due 07/01/2035 •	9	9
2.297% due 03/01/2036 •	38	39
2.300% due 10/01/2035 •	16	17
2.422% due 11/01/2034 •	39	41

Freddie Mac
0.484% due 11/15/2043 •	1,077	1,087
1.292% due 10/25/2044 •	24	25
1.492% due 07/25/2044 •	110	114
1.629% due 09/01/2035 •	12	13
4.000% due 01/01/2048	69	74

Ginnie Mae
0.610% due 08/20/2062 •	840	844
2.125% (H15T1Y + 1.500%) due 11/20/2024 ~	7	7
3.500% due 02/15/2045 - 03/15/2045	2,181	2,344

Ginnie Mae, TBA
5.000% due 10/01/2051	9,600	10,338

International Development Finance Corp.
4.140% due 05/15/2030	784	892

Uniform Mortgage-Backed Security
3.500% due 04/01/2048	2,580	2,740
4.000% due 10/01/2030	84	91
5.500% due 09/01/2027	2	2

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2051	50,400	54,515

Total U.S. Government Agencies (Cost $72,983)		73,538

U.S. TREASURY OBLIGATIONS 32.8%

U.S. Treasury Bonds
1.375% due 11/15/2040	20,100	18,062
1.625% due 11/15/2050	500	449
3.000% due 08/15/2048	874	1,042

U.S. Treasury Inflation Protected Securities (g)
0.625% due 02/15/2043	1,499	1,789
0.750% due 02/15/2045	2,434	2,999
1.000% due 02/15/2046	8,730	11,385
1.000% due 02/15/2048	869	1,155
1.375% due 02/15/2044	13,256	18,229

U.S. Treasury Notes
0.375% due 12/31/2025 (m)	5,400	5,292
0.375% due 01/31/2026	13,400	13,115
0.500% due 02/28/2026	22,100	21,731
1.625% due 12/15/2022	64,804	65,979
1.625% due 02/15/2026	5,950	6,141
1.750% due 05/15/2023	1,330	1,364
1.750% due 12/31/2024 (o)	19,273	20,001
1.875% due 07/31/2022 (m)	49,392	50,131
2.000% due 07/31/2022 (m)	32,147	32,660
2.000% due 11/30/2022 (m)	42,124	43,049
2.250% due 12/31/2023 (m)	3,800	3,962
2.625% due 12/31/2025	22,058	23,694
2.625% due 02/15/2029 (k)	273,573	298,349
3.000% due 10/31/2025 (m)	15,086	16,419

Total U.S. Treasury Obligations (Cost $621,656)		656,997

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%

American Home Mortgage Assets Trust
0.296% due 10/25/2046 •	177	115
0.466% due 05/25/2046 ^•	429	389

American Home Mortgage Investment Trust
1.655% due 09/25/2045 •	17	17
2.155% due 02/25/2045 •	41	41

Banc of America Funding Trust
0.467% due 10/20/2036 •	237	199
3.411% due 01/20/2047 ^~	15	14

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
2.587% due 07/25/2035 ~		$2,439	$2,000
2.622% due 05/25/2035 ~		52	52
3.094% due 08/25/2036 ^~		422	360

Citigroup Commercial Mortgage Trust
1.892% due 09/10/2045 ~(a)		4,853	45

Citigroup Mortgage Loan Trust
0.406% due 01/25/2037 •		4,623	4,355
3.124% due 09/25/2037 ^~		2,205	2,201

Countrywide Alternative Loan Trust
0.297% due 07/20/2046 ^•		327	259
0.426% due 11/25/2036 «•		3	0
0.507% due 03/20/2046 •		546	466
0.636% due 05/25/2035 •		1,137	898
2.142% due 10/20/2035 •		189	152
2.607% due 06/25/2037 ~		269	249

Countrywide Home Loan Mortgage Pass-Through Trust
0.666% due 04/25/2035 •		54	51
0.726% due 03/25/2035 •		31	31

Credit Suisse First Boston Mortgage Securities Corp.
2.727% due 06/25/2033 ~		13	13

Credit Suisse Mortgage Capital Certificates
0.386% due 01/27/2037 •		1,019	739

Credit Suisse Mortgage Capital Trust
1.926% due 06/27/2061 «		5,000	5,002

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.586% due 02/25/2035 •		265	263

Downey Savings & Loan Association Mortgage Loan Trust
0.607% due 08/19/2045 •		138	135
2.501% due 07/19/2044 ~		14	14

European Loan Conduit
1.000% due 02/17/2030 •	EUR	3,496	4,065

First Horizon Alternative Mortgage Securities Trust
2.895% due 03/25/2035 ~		$39	30

GreenPoint Mortgage Funding Trust
0.266% due 01/25/2037 •		5,732	5,604

GSMSC Pass-Through Trust
0.534% due 12/26/2036 •		3,399	2,268

GSR Mortgage Loan Trust
2.859% due 09/25/2035 ~		19	20

HarborView Mortgage Loan Trust
0.307% due 07/19/2047 •		6,637	6,501

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	11,667	15,792

HomeBanc Mortgage Trust
2.475% due 04/25/2037 ^~		$376	377

IndyMac Mortgage Loan Trust
0.386% due 06/25/2037 ^•		173	89
0.506% due 05/25/2046 •		561	554
0.866% due 05/25/2034 •		3	3
2.881% due 12/25/2034 ~		7	7

JP Morgan Alternative Loan Trust
6.000% due 12/27/2036		2,125	1,548

JP Morgan Chase Commercial Mortgage Securities Trust
1.534% due 12/15/2031 •		2,343	2,331

JP Morgan Mortgage Trust
2.285% due 02/25/2035 ~		9	9
6.000% due 01/25/2036 ^		283	196

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		3,200	3,208

London Wall Mortgage Capital PLC
0.921% due 11/15/2049 •	GBP	557	752

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~		$2,968	3,056

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		5,526	5,718

PRET LLC
1.843% due 09/25/2051 «þ		6,100	6,098

Residential Accredit Loans, Inc. Trust
0.256% due 01/25/2037 •		3,402	3,243
0.386% due 02/25/2047 •		2,291	2,218
0.406% due 01/25/2037 •		4,885	4,723

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.454% due 12/25/2036 •		$84	$84
1.331% due 11/25/2037 ~		5,166	4,984
3.062% due 09/25/2034 ~		1,895	1,990
5.000% due 09/25/2036 ^		164	153
6.000% due 03/25/2037 ^		2,181	2,103

Residential Asset Securitization Trust
0.436% due 10/25/2048		3	3
5.500% due 09/25/2035 ^		2,935	2,053

Ripon Mortgages PLC
0.868% due 08/20/2056 •	GBP	3,685	4,974

Structured Adjustable Rate Mortgage Loan Trust
1.492% due 01/25/2035 ^•		$60	56

Structured Asset Mortgage Investments Trust
0.206% due 08/25/2036 •		7,623	7,271
0.466% due 07/25/2046 ^•		2,338	1,920
0.526% due 05/25/2036 •		80	78
0.526% due 05/25/2046 •		390	199
0.587% due 07/19/2035 •		39	39
0.646% due 02/25/2036 ^•		175	170
1.979% due 02/25/2036 ^•		730	727

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.355% due 06/25/2033 ~		4	4

Taurus UK DAC
0.899% due 05/17/2031 •	GBP	700	946

Towd Point Mortgage Funding
0.950% due 07/20/2045 •		16,741	22,640

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •		5,014	6,812

UBS-Barclays Commercial Mortgage Trust
1.040% due 03/10/2046 ~(a)		$21,020	163

WaMu Mortgage Pass-Through Certificates Trust
0.666% due 10/25/2045 •		483	485
0.666% due 12/25/2045 •		8,681	8,344
0.706% due 01/25/2045 •		23	23
0.726% due 01/25/2045 •		25	25

Washington Mutual Mortgage Pass-Through Certificates Trust
0.922% due 11/25/2046 •		2,395	2,212
0.942% due 10/25/2046 ^•		3,579	3,281

Total Non-Agency Mortgage-Backed Securities (Cost $146,916)			158,209

ASSET-BACKED SECURITIES 16.3%

Aames Mortgage Investment Trust
1.076% due 07/25/2035 •		4,169	4,174
2.111% due 01/25/2035 •		2,923	2,879

ACE Securities Corp. Home Equity Loan Trust
0.326% due 12/25/2036 •		12,009	8,692

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.761% due 10/25/2035 •		390	390
0.791% due 10/25/2035 •		9,230	9,128

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.851% due 10/25/2035 •		6,383	6,390
1.106% due 10/25/2034 •		709	711
1.211% due 11/25/2034 •		2,887	2,900

Ares European CLO DAC
0.850% due 04/20/2032 •(b)	EUR	4,600	5,328

Argent Mortgage Loan Trust
0.566% due 05/25/2035 •		$2,445	2,323

Asset-Backed Funding Certificates Trust
0.776% due 07/25/2035 •		390	390

Asset-Backed Securities Corp. Home Equity Loan Trust
1.181% due 02/25/2035 •		890	898

Bear Stearns Asset-Backed Securities Trust
0.761% due 08/25/2036 •		3,264	3,264
2.990% due 10/25/2036 ~		224	226

Carlyle Euro CLO DAC
0.700% due 01/15/2031 •	EUR	2,000	2,319
0.890% due 08/15/2032 •		3,500	4,059

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		$2,553	2,577

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	71

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.506% due 08/25/2036 •		$13,796	$13,696

Countrywide Asset-Backed Certificates
0.226% due 06/25/2035 •		3,689	3,511
0.266% due 11/25/2047 ^•		1,533	1,501
0.286% due 06/25/2047 ^•		2,564	2,419
0.296% due 05/25/2047 ^•		4,332	4,195
0.306% due 09/25/2037 ^•		771	794
0.336% due 06/25/2047 •		2,703	2,647
0.366% due 03/25/2037 •		2,418	2,481
0.486% due 08/25/2036 •		2,024	2,019
0.646% due 09/25/2036 •		119	119
0.746% due 04/25/2036 •		4,116	4,119
1.121% due 12/25/2035 •		4,948	4,965

First Franklin Mortgage Loan Trust
0.226% due 09/25/2036 •		2	2
0.956% due 09/25/2034 •		244	245

Fremont Home Loan Trust
0.221% due 10/25/2036 •		2,473	2,322
0.746% due 01/25/2036 •		326	322

GE-WMC Mortgage Securities Trust
0.166% due 08/25/2036 •		7	4

GSAA Home Equity Trust
1.151% due 06/25/2035 •		4,858	4,852

GSAMP Trust
0.266% due 11/25/2035 •		46	7
0.566% due 03/25/2046 •		7,973	7,960
0.586% due 05/25/2046 •		12,290	12,139
1.886% due 06/25/2035 •		6,730	6,850

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,000	2,300

Home Equity Loan Trust
0.426% due 04/25/2037 •		$10,740	9,495

HSI Asset Securitization Corp. Trust
0.286% due 07/25/2036 •		4,264	2,491

JP Morgan Mortgage Acquisition Trust
0.346% due 03/25/2037 •		337	335
0.491% due 05/25/2036 •		1,700	1,684

Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	900	1,041

Lehman XS Trust
0.406% due 05/25/2036 •		$2,898	3,273

Long Beach Mortgage Loan Trust
0.256% due 12/25/2036 •		10,192	5,166
0.606% due 08/25/2045 •		922	918
0.731% due 11/25/2035 •		274	273
0.821% due 08/25/2035 •		52	53

Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	1,100	1,276

MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036 •		$18,588	8,307
0.836% due 10/25/2035 ^•		9,851	9,960

Merrill Lynch Mortgage Investors Trust
0.196% due 07/25/2037 •		14,407	7,666
0.306% due 08/25/2037 •		5,304	3,468

Morgan Stanley ABS Capital, Inc. Trust
0.216% due 10/25/2036 •		832	792
0.216% due 02/25/2037 •		3,889	3,676
0.246% due 09/25/2036 •		972	564
0.791% due 12/25/2034 •		922	920

Nassau Ltd.
1.276% due 10/15/2029 •		4,900	4,901

NovaStar Mortgage Funding Trust
1.166% due 06/25/2035 •		2,624	2,642

Option One Mortgage Loan Trust
0.626% due 01/25/2036 •		7,578	7,497

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	6,500	$7,531

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.136% due 10/25/2034 •		$1,749	1,751
1.886% due 12/25/2034 •		1,174	1,188

PRET LLC
1.744% due 07/25/2051 þ		2,500	2,506

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		12,593	5,436

Residential Asset Mortgage Products Trust
0.526% due 12/25/2035 •		685	650
0.776% due 10/25/2035 •		6,485	6,489

Residential Asset Securities Corp. Trust
0.356% due 08/25/2036 •		14,574	14,309
0.791% due 11/25/2035 •		4,493	4,415

Securitized Asset-Backed Receivables LLC Trust
0.256% due 08/25/2036 ^•		647	287
0.566% due 07/25/2036 •		6,127	3,602
0.746% due 08/25/2035 ^•		1,662	1,393
1.136% due 03/25/2035 •		2,392	2,394

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		7,190	7,384

Soundview Home Loan Trust
0.246% due 10/25/2036 •		688	688
0.266% due 02/25/2037 •		680	251
0.551% due 02/25/2036 •		4,566	4,482

Structured Asset Investment Loan Trust
0.216% due 07/25/2036 •		1,088	906
0.236% due 09/25/2036 •		1,072	1,059
1.016% due 06/25/2035 •		9,716	9,699
1.036% due 08/25/2033 •		9,920	9,904

Structured Asset Securities Corp. Mortgage Loan Trust
0.246% due 03/25/2036 •		366	356
0.426% due 12/25/2036 •		1,151	1,139
1.586% due 04/25/2035 •		81	82

TICP CLO Ltd.
0.974% due 04/20/2028 •		2,440	2,443

Tikehau CLO BV
0.870% due 08/04/2034 •	EUR	4,300	4,960

Towd Point Mortgage Trust
1.086% due 10/25/2059 •		$3,123	3,151

Venture CLO Ltd.
1.006% due 04/15/2027 •		3,663	3,664
1.154% due 04/20/2029 •		6,834	6,837

WaMu Asset-Backed Certificates WaMu Trust
0.311% due 05/25/2037 •		4,609	4,465

Wind River CLO Ltd.
0.996% due 10/15/2027 •		803	804

Total Asset-Backed Securities (Cost $302,383)			326,740

SOVEREIGN ISSUES 0.7%

Brazil Government International Bond
4.750% due 01/14/2050		5,058	4,490

Israel Government International Bond
4.125% due 01/17/2048		1,300	1,566

Saudi Government International Bond
3.450% due 02/02/2061		3,700	3,641
4.000% due 04/17/2025		2,900	3,177
4.500% due 10/26/2046		600	694
5.000% due 04/17/2049		1,300	1,622

Total Sovereign Issues (Cost $14,760)			15,190

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Banco Santander S.A.
6.750% due 04/25/2022 •(h)(i)		200,000	$239

JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 01/30/2022 ~(h)		1,921,000	1,931
4.600% due 02/01/2025 •(h)		1,555,000	1,592

Stichting AK Rabobank Certificaten
19.437% due 12/29/2049 þ(h)		949,200	1,584

Total Preferred Securities (Cost $4,793)			5,346

SHORT-TERM INSTRUMENTS 1.5%

REPURCHASE AGREEMENTS (j) 0.0%
			577

		PRINCIPAL AMOUNT (000S)
ISRAEL TREASURY BILLS 0.6%
0.005% due 02/28/2022 - 06/08/2022 (d)(e)	ILS	39,400	12,219

U.S. TREASURY CASH MANAGEMENT BILLS 0.9%
0.041% due 01/18/2022 (e)(f)		$18,000	17,998

Total Short-Term Instruments (Cost $30,566)			30,794

Total Investments in Securities (Cost $1,416,790)			1,502,338

		SHARES
INVESTMENTS IN AFFILIATES 31.2%

SHORT-TERM INSTRUMENTS 31.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.2%

PIMCO Short Asset Portfolio		11,130,045	111,479

PIMCO Short-Term Floating NAV Portfolio III		52,047,608	513,293

Total Short-Term Instruments (Cost $624,841)			624,772

Total Investments in Affiliates (Cost $624,841)			624,772

Total Investments 106.1% (Cost $2,041,631)			$2,127,110

Financial Derivative Instruments (l)(n) 12.6% (Cost or Premiums, net $6,879)			252,522

Other Assets and Liabilities, net (18.7)%			(374,988)

Net Assets 100.0%			$2,004,644

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).

72	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$577	U.S. Treasury Notes 1.625% due 12/15/2022	$(589)	$577	$577

Total Repurchase Agreements						$(589)	$577	$577

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
GRE	0.070%	09/01/2021	10/01/2021	$(12,543)	$(12,544)
	0.070	09/14/2021	10/01/2021	(50,448)	(50,450)

Total Reverse Repurchase Agreements					$(62,994)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	5.000%	10/01/2051		$9,600	$(10,527)	$(10,554)

Sovereign Issues (1.3)%
Canada Government International Bond	2.750%	12/01/2048	CAD	28,000	(26,969)	(26,015)

Total Short Sales (1.8)%					$(37,496)	$(36,569)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$577	$0	$0	$0	$577	$(589)	$(12)
GRE	0	(62,994)	0	0	(62,994)	62,909	(85)

Master Securities Forward Transaction Agreement
TDM	0	0	0	(26,015)	(26,015)	(1,140)	(27,155)

Total Borrowings and Other Financing Transactions	$577	$(62,994)	$0	$(26,015)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	73

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(62,994)	$0	$0	$0	$(62,994)

Total Borrowings	$(62,994)	$0	$0	$0	$(62,994)

Payable for reverse repurchase agreements					$(62,994)

(k)	Securities with an aggregate market value of $62,909 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(39,849) at a weighted average interest rate of 0.069%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $234 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2022	828	$	205,975	$(74)	$20	$0
Mini MSCI EAFE Index December Futures	12/2021	564		63,929	(1,280)	4	(104)
U.S. Treasury 10-Year Note December Futures	12/2021	1,010		132,925	(1,812)	142	0

					$(3,166)	$166	$(104)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2024	828	$	(203,678)	$427	$0	$(16)
Euro-Bund 10-Year Bond December Futures	12/2021	26		(5,114)	73	10	(9)
U.S. Treasury 2-Year Note December Futures	12/2021	75		(16,504)	9	0	(3)
U.S. Treasury 5-Year Note December Futures	12/2021	1,902		(233,456)	1,293	0	(163)
U.S. Treasury 30-Year Bond December Futures	12/2021	1,568		(249,655)	6,086	0	(196)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	22		(4,203)	154	4	0
United Kingdom Long Gilt December Futures	12/2021	25		(4,216)	105	17	(3)

					$8,147	$31	$(390)

Total Futures Contracts					$4,981	$197	$(494)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.140%	$	3,100	$87	$(26)	$61	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	1.008		1,500	(8)	8	0	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.067		900	(5)	2	(3)	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		2,100	24	1	25	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.276	EUR	6,600	75	(130)	(55)	3	0

							$173	$(145)	$28	$3	$(2)

74	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$	600	$(15)	$1	$(14)	$0	$0
iTraxx Crossover 35 5-Year Index	(5.000)	Quarterly	06/20/2026	EUR	11,900	1,690	(57)	1,633	0	(17)

						$1,675	$(56)	$1,619	$0	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	3,400	$(125)	$(12)	$(137)	$0	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		200	(7)	1	(6)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		5,400	(190)	(23)	(213)	0	(2)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		800	76	(1)	75	0	(1)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		7,400	173	7	180	0	(2)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		11,600	282	(3)	279	0	(6)
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	13,300	1,906	(57)	1,849	0	(29)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025		4,300	128	5	133	1	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026		9,800	298	3	301	1	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026		2,200	68	0	68	0	0

						$2,609	$(80)	$2,529	$2	$(40)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	40,400	$(161)	$(1,052)	$(1,213)	$0	$(184)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		31,200	(56)	2,854	2,798	466	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	828,500	(790)	(521)	(1,311)	0	(2)
Receive	1-Year BRL-CDI	6.572	Maturity	01/02/2023		172,400	0	(675)	(675)	0	(25)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	27,200	0	(169)	(169)	4	0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		54,400	0	(337)	(337)	9	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		198,400	5,891	(3,155)	2,736	16	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		24,050	2,425	(847)	1,578	0	(124)
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		7,000	105	(298)	(193)	0	(34)
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	25,500	0	39	39	2	0
Receive	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		36,200	0	56	56	3	0
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		36,200	0	58	58	3	0
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		36,200	0	59	59	3	0
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		36,200	0	74	74	2	0
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		72,900	24	145	169	5	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	$	4,300	(292)	(81)	(373)	0	(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		99,700	(4,195)	(2,698)	(6,893)	0	(188)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		3,900	378	(684)	(306)	8	0
Receive	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	13,600	108	286	394	0	(19)
Pay(6)	6-Month EUR-EURIBOR	0.471	Annual	11/03/2023	EUR	305,200	0	(404)	(404)	21	0
Pay(6)	6-Month EUR-EURIBOR	0.025	Annual	11/03/2031		18,900	0	450	450	1	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		42,800	843	(727)	116	0	(5)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		15,500	(740)	748	8	53	0
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	JPY	2,167,000	(1,322)	331	(991)	116	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	4,900	46	(253)	(207)	46	0
Pay	UKRPI	3.593	Maturity	11/15/2028		6,300	177	(329)	(152)	59	0
Pay	UKRPI	3.595	Maturity	11/15/2028		2,400	68	(125)	(57)	23	0
Pay	UKRPI	3.603	Maturity	11/15/2028		7,500	224	(392)	(168)	71	0
Pay	UKRPI	3.480	Maturity	01/15/2030		13,500	9	(1,016)	(1,007)	141	0
Pay	UKRPI	3.415	Maturity	02/15/2030		19,000	0	(1,728)	(1,728)	204	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,200	0	153	153	0	(13)
Receive	UKRPI	3.445	Maturity	11/15/2030		2,200	0	262	262	0	(24)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,100	0	119	119	0	(12)
Pay	UKRPI	3.217	Maturity	11/15/2040		2,100	0	(569)	(569)	38	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,600	0	(398)	(398)	28	0
Pay	UKRPI	3.273	Maturity	11/15/2040		2,200	0	(546)	(546)	39	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,900	0	(419)	(419)	33	0
Receive	UKRPI	3.000	Maturity	11/15/2050		900	0	422	422	0	(25)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,600	0	692	692	0	(43)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	75

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	UKRPI	3.143%	Maturity	11/15/2050	GBP	800	$0	$292	$292	$0	$(21)

							$2,742	$(10,383)	$(7,641)	$1,394	$(722)

Total Swap Agreements							$7,199	$(10,664)	$(3,465)	$1,399	$(781)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$197	$1,403	$1,600	$0	$(494)	$(781)	$(1,275)

(m)

Securities with an aggregate market value of $31,991 and cash of $2,260 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $4 for closed swap agreements is outstanding at period end.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	AUD	66,008		$48,202	$482	$0
	10/2021	CHF	178,567		194,796	3,190	0
	10/2021	CNH	77,839		12,020	0	(37)
	10/2021	DKK	16,025		2,539	43	0
	10/2021	SEK	277,974		32,321	569	0
	10/2021		$25,430	AUD	35,069	0	(77)
	10/2021		118,586	CHF	110,152	0	(390)
	10/2021		14,979	DKK	95,038	0	(176)
	10/2021		355,437	GBP	262,870	0	(1,247)
	11/2021	AUD	35,069		$25,433	77	0
	11/2021	CHF	110,152		118,670	392	0
	11/2021	GBP	262,870		355,453	1,249	0
	11/2021	ILS	141		44	0	0
	11/2021	TWD	412,906		14,931	55	0
	11/2021		$618	RUB	46,230	12	0
	12/2021	HKD	428,908		$55,164	57	0
	12/2021	KRW	129,735		111	2	0
	12/2021		$890	RUB	66,412	10	0

76	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2021	ZAR	49,209		$3,448	$212	$0
	04/2022	DKK	78,884		12,460	127	0

BPS	10/2021	BRL	83,789		15,404	18	0
	10/2021	CNH	52,607		8,118	0	(32)
	10/2021	DKK	11,830		1,892	50	0
	10/2021	GBP	1,737		2,401	60	0
	10/2021	MXN	53,373		2,629	44	0
	10/2021	NOK	106,402		12,038	0	(133)
	10/2021	SEK	190,000		21,999	296	0
	10/2021		$15,857	BRL	83,789	0	(471)
	10/2021		8,676	EUR	7,330	0	(186)
	10/2021		9,475	MXN	190,768	0	(233)
	11/2021	BRL	83,789		$15,783	467	0
	11/2021	IDR	126,702,255		8,812	6	0
	11/2021	ILS	10,902		3,328	0	(55)
	11/2021	MXN	20,115		996	27	0
	11/2021	SEK	104,500		11,947	8	0
	12/2021	HKD	35,959		4,623	3	0
	12/2021	MXN	190,768		9,397	236	0
	12/2021	SGD	1,662		1,229	5	0

BRC	10/2021	GBP	257,772		353,357	6,035	0
	11/2021		$436	RUB	32,536	8	0

CBK	10/2021	AUD	127,939		$92,921	428	0
	10/2021	EUR	27,963		33,061	670	0
	10/2021	GBP	4,131		5,699	133	0
	10/2021	TRY	357		42	2	0
	10/2021		$5,723	DKK	36,368	0	(58)
	11/2021		10,712	MXN	218,577	0	(191)
	11/2021		538	RUB	39,741	4	0
	12/2021	CNH	25,908		$3,988	0	(8)
	12/2021		$590	RUB	43,778	4	0
	12/2021		2,211	ZAR	32,046	0	(104)
	02/2022	ILS	6,999		$2,138	0	(37)
	04/2022	DKK	36,231		5,723	58	0
	04/2022	ILS	28,400		8,667	0	(164)
	06/2022		4,000		1,235	0	(10)

FBF	11/2021		$286	RUB	21,365	5	0

GLM	10/2021	CNH	23,506		$3,626	0	(16)
	10/2021	DKK	13,760		2,199	55	0
	10/2021	TRY	2,925		347	19	0
	10/2021		$51	MXN	1,026	0	(1)
	10/2021		699	RUB	52,664	23	0
	11/2021	TWD	218,956		$7,938	49	0
	11/2021		$459	RUB	34,197	8	0
	12/2021	CNH	26,007		$4,000	0	(12)
	12/2021	SGD	891		661	5	0
	12/2021		$2,893	IDR	41,635,506	0	(9)
	12/2021		1,432	RUB	106,573	13	0
	12/2021		1,705	ZAR	24,663	0	(84)

HUS	10/2021	AUD	180		$131	1	0
	10/2021	EUR	5,860		6,937	149	0
	10/2021	ILS	1,661		518	3	0
	10/2021	JPY	45,994,128		417,929	4,666	0
	10/2021	MXN	190,768		9,585	344	0
	10/2021		$5,399	CNH	34,904	8	0
	10/2021		182	RUB	13,693	6	0
	11/2021	CNH	34,990		$5,399	0	(8)
	11/2021	ILS	11,178		3,446	0	(22)
	11/2021	TWD	15,298		551	0	0
	11/2021		$55	RUB	4,089	1	0
	12/2021		850	IDR	12,239,966	0	(3)
	12/2021		2,232	ZAR	32,309	0	(107)
	04/2022		1,111	DKK	7,110	1	0

IND	12/2021		1,510	SGD	1,998	0	(38)

JPM	10/2021	DKK	91,800		$14,761	462	0
	10/2021	NZD	7,208		5,011	34	0
	10/2021		$9,947	MXN	209,236	188	0
	11/2021		2,527	IDR	36,316,649	0	(3)
	12/2021	SGD	839		$624	6	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	77

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	10/2021	BRL	69,255	EUR	11,024	$52	$0
	10/2021		69,255		$12,856	139	0
	10/2021	DKK	108,828		17,508	557	0
	10/2021	EUR	11,195	BRL	69,255	0	(251)
	10/2021		11,195		$13,104	136	0
	10/2021	JPY	884,700		8,071	121	0
	10/2021		$12,903	BRL	69,255	0	(186)
	10/2021		22,167	CAD	28,059	0	(14)
	10/2021		37,183	DKK	236,479	0	(349)
	10/2021		420,985	JPY	46,878,828	227	0
	10/2021		5,002	NZD	7,208	0	(25)
	11/2021	JPY	46,878,828		$421,067	0	(227)
	11/2021	NOK	106,402		12,073	0	(96)
	11/2021	NZD	7,208		5,001	25	0
	11/2021	TWD	114,646		4,164	34	0
	11/2021		$12,797	BRL	69,255	0	(138)
	11/2021		827	IDR	11,888,075	0	(1)
	04/2022	DKK	235,587		$37,183	351	0

RBC	10/2021	EUR	31,014		36,634	708	0
	10/2021	SEK	56,952		6,594	89	0
	11/2021	EUR	55,388		64,226	33	0
	11/2021	SEK	134,865		15,419	10	0

RYL	10/2021		$1,762	DKK	10,990	0	(51)

SCX	10/2021	SEK	133,000		$15,399	207	0
	10/2021		$1,455	RUB	108,966	38	0
	12/2021	CNH	30,710		$4,723	0	(13)
	12/2021	KRW	60,627		52	1	0
	12/2021		$1,759	IDR	25,261,234	0	(9)
	12/2021		6,842	SGD	9,057	0	(172)
	12/2021		2,627	ZAR	37,611	0	(153)

SOG	10/2021	DKK	129,523		$20,836	662	0

SSB	10/2021	BRL	83,789		15,908	522	0
	10/2021	CHF	7,732		8,337	40	0
	10/2021		$1,056	GBP	770	0	(18)
	11/2021	CHF	76,147		$81,534	0	(231)

TOR	10/2021	CAD	32,765		25,927	59	0
	10/2021	EUR	563,624		665,748	12,875	0
	10/2021	MXN	155,863		7,674	125	0
	10/2021		$91,683	AUD	126,520	0	(215)
	11/2021	AUD	126,520		$91,694	215	0
	11/2021	EUR	576,938		669,004	344	0
	12/2021	CNH	27,867		4,299	1	0
	01/2022		$7,558	MXN	155,863	0	(124)

UAG	10/2021		23,558	AUD	32,538	0	(35)
	10/2021		550	RUB	41,439	18	0
	11/2021	AUD	32,538		$23,561	35	0
	11/2021		$516	RUB	38,605	11	0
	12/2021		1,085	SGD	1,461	0	(9)
	12/2021		2,858	ZAR	41,487	0	(129)

Total Forward Foreign Currency Contracts						$38,720	$(6,358)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	160,000	$1,536	$1,101

Total Purchased Options							$1,536	$1,101

78	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000%	11/17/2021	1,500	$(8)	$(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	7,200	(8)	(3)

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	1,000	(4)	0
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	1,200	(5)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	5,700	(6)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	8,900	(9)	(6)

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	10,200	(12)	(12)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	4,400	(22)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	11/17/2021	11,200	(55)	(24)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	3,200	(17)	(19)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	5,390	(6)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	2,800	(3)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	25,900	(30)	(16)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	4,100	(6)	(5)

CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	900	(4)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,800	(10)	(11)

DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	1,800	(7)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	3,000	(3)	(2)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	4,400	(5)	(6)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	800	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	4,900	(5)	(1)

FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	2,400	(9)	(9)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	6,000	(6)	(3)

GST	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	12/15/2021	1,600	(6)	(4)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	1,200	(5)	(5)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	1,200	(5)	(6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	3,900	(4)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	600	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	4,000	(4)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	6,900	(7)	(7)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	8,300	(9)	(8)

JPM	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	800	(4)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,000	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	5,000	(5)	(3)

MYC	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	4,900	(5)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	11,900	(12)	(7)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	5,800	(5)	(3)

						$(320)	$(183)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	320,100	$(1,536)	$(967)

Total Written Options							$(1,856)	$(1,150)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	Receive	NDDUEAFE Index	48,660	(0.026)% (3-Month USD-LIBOR less a specified spread)	Maturity	11/04/2021	$294,649	$0	$69,815	$69,815	$0

CBK	Receive	NDDUEAFE Index	16,132	0.027% (3-Month USD-LIBOR less a specified spread)	Maturity	10/06/2021	99,561	0	21,208	21,208	0
	Receive	NDDUEAFE Index	5,593	0.030% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/25/2022	43,165	0	(1,260)	0	(1,260)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	79

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	NDDUEAFE Index	29,161	0.025% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/01/2022	$225,055	$0	$(6,566)	$0	$(6,566)

HUS	Receive	NDDUEAFE Index	13,707	0.015% (3-Month USD-LIBOR less a specified spread)	Maturity	11/18/2021	82,557	0	20,085	20,085	0

MYI	Receive	NDDUEAFE Index	25,546	0.027% (3-Month USD-LIBOR less a specified spread)	Maturity	10/06/2021	157,661	0	33,584	33,584	0
	Receive	NDDUEAFE Index	9,708	(0.015)% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/11/2022	74,923	0	(2,183)	0	(2,183)
	Receive	NDDUEAFE Index	26,042	0.025% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/01/2022	200,984	0	(5,863)	0	(5,863)
	Receive	NDDUEAFE Index	22,473	0.030% (3-Month USD-LIBOR less a specified spread)	Quarterly	07/20/2022	173,439	0	(5,060)	0	(5,060)

UAG	Receive	NDDUEAFE Index	62,423	0.002% (3-Month USD-LIBOR less a specified spread)	Maturity	10/13/2021	371,307	0	96,124	96,124	0

Total Swap Agreements								$0	$219,884	$240,816	$(20,932)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$6,477	$0	$0	$6,477	$(1,927)	$(5)	$0	$(1,932)	$4,545	$(5,631)	$(1,086)
BPS	1,220	0	0	1,220	(1,110)	(13)	0	(1,123)	97	0	97
BRC	6,043	0	69,815	75,858	0	(79)	0	(79)	75,779	(75,960)	(181)
CBK	1,299	0	21,208	22,507	(572)	(11)	(7,826)	(8,409)	14,098	(14,665)	(567)
DUB	0	0	0	0	0	(11)	0	(11)	(11)	(18)	(29)
FBF	5	0	0	5	0	(12)	0	(12)	(7)	0	(7)
GLM	172	0	0	172	(122)	0	0	(122)	50	0	50
GST	0	0	0	0	0	(32)	0	(32)	(32)	0	(32)
HUS	5,179	0	20,085	25,264	(140)	0	0	(140)	25,124	(27,550)	(2,426)
IND	0	0	0	0	(38)	0	0	(38)	(38)	0	(38)
JPM	690	0	0	690	(3)	(8)	0	(11)	679	(710)	(31)
MYC	0	0	0	0	0	(12)	0	(12)	(12)	(3,680)	(3,692)
MYI	1,642	0	33,584	35,226	(1,287)	0	(13,106)	(14,393)	20,833	(20,894)	(61)
NGF	0	1,101	0	1,101	0	(967)	0	(967)	134	0	134
RBC	840	0	0	840	0	0	0	0	840	(280)	560
RYL	0	0	0	0	(51)	0	0	(51)	(51)	0	(51)
SCX	246	0	0	246	(347)	0	0	(347)	(101)	0	(101)
SOG	662	0	0	662	0	0	0	0	662	(630)	32
SSB	562	0	0	562	(249)	0	0	(249)	313	(330)	(17)
TOR	13,619	0	0	13,619	(339)	0	0	(339)	13,280	(7,450)	5,830
UAG	64	0	96,124	96,188	(173)	0	0	(173)	96,015	(96,030)	(15)

Total Over the Counter	$38,720	$1,101	$240,816	$280,637	$(6,358)	$(1,150)	$(20,932)	$(28,440)

(o)

Securities with an aggregate market value of $12 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

80	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$4	$0	$193	$197
Swap Agreements	0	9	0	0	1,394	1,403

	$0	$9	$4	$0	$1,587	$1,600

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$38,720	$0	$38,720
Purchased Options	0	0	0	0	1,101	1,101
Swap Agreements	0	0	240,816	0	0	240,816

	$0	$0	$240,816	$38,720	$1,101	$280,637

	$0	$9	$240,820	$38,720	$2,688	$282,237

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$104	$0	$390	$494
Swap Agreements	0	59	0	0	722	781

	$0	$59	$104	$0	$1,112	$1,275

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,358	$0	$6,358
Written Options	0	183	0	0	967	1,150
Swap Agreements	0	0	20,932	0	0	20,932

	$0	$183	$20,932	$6,358	$967	$28,440

	$0	$242	$21,036	$6,358	$2,079	$29,715

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(825)	$0	$(6,390)	$(7,215)
Swap Agreements	0	1,464	0	0	(31,041)	(29,577)

	$0	$1,464	$(825)	$0	$(37,431)	$(36,792)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$69,918	$0	$69,918
Purchased Options	0	0	0	(15)	151	136
Written Options	0	422	0	1,758	1,165	3,345
Swap Agreements	0	0	74,248	0	(9)	74,239

	$0	$422	$74,248	$71,661	$1,307	$147,638

	$0	$1,886	$73,423	$71,661	$(36,124)	$110,846

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(1,461)	$0	$(12,940)	$(14,401)
Swap Agreements	0	(91)	0	0	25,262	25,171

	$0	$(91)	$(1,461)	$0	$12,322	$10,770

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(49,746)	$0	$(49,746)
Purchased Options	0	0	0	(127)	(916)	(1,043)
Written Options	0	(86)	0	(371)	625	168
Swap Agreements	0	0	33,217	0	0	33,217

	$0	$(86)	$33,217	$(50,244)	$(291)	$(17,404)

	$0	$(177)	$31,756	$(50,244)	$12,031	$(6,634)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	81

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)	September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$138,541	$0	$138,541
Industrials	0	71,522	0	71,522
Utilities	0	15,520	0	15,520
Municipal Bonds & Notes
California	0	3,945	0	3,945
Illinois	0	4,615	0	4,615
Pennsylvania	0	135	0	135
Texas	0	1,246	0	1,246
U.S. Government Agencies	0	73,538	0	73,538
U.S. Treasury Obligations	0	656,997	0	656,997
Non-Agency Mortgage-Backed Securities	0	147,109	11,100	158,209
Asset-Backed Securities	0	326,740	0	326,740
Sovereign Issues	0	15,190	0	15,190
Preferred Securities
Banking & Finance	0	5,346	0	5,346
Short-Term Instruments
Repurchase Agreements	0	577	0	577
Israel Treasury Bills	0	12,219	0	12,219
U.S. Treasury Cash Management Bills	0	17,998	0	17,998

	$0	$1,491,238	$11,100	$1,502,338

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$624,772	$0	$0	$624,772

Total Investments	$624,772	$1,491,238	$11,100	$2,127,110

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,554)	$0	$(10,554)
Sovereign Issues	0	(26,015)	0	(26,015)

	$0	$(36,569)	$0	$(36,569)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	31	1,565	0	1,596
Over the counter	0	280,637	0	280,637

	$31	$282,202	$0	$282,233

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(116)	(1,159)	0	(1,275)
Over the counter	0	(28,440)	0	(28,440)

	$(116)	$(29,599)	$0	$(29,715)

Total Financial Derivative Instruments	$(85)	$252,603	$0	$252,518

Totals	$624,687	$1,707,272	$11,100	$2,343,059

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

82	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%

Alliant Holdings Intermediate LLC
3.334% (LIBOR03M + 3.250%) due 05/09/2025 ~	$293	$291

Altice France S.A.
4.125% (LIBOR03M + 4.000%) due 08/14/2026 ~	389	389

Amwins Group, Inc.
3.000% (LIBOR03M + 2.250%) due 02/19/2028 ~	1,000	995

Avolon TLB Borrower (U.S.) LLC
2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	794	795

Caesars Resort Collection LLC
2.834% (LIBOR03M + 2.750%) due 12/23/2024 ~	1,155	1,149

CBI Buyer, Inc.
3.750% (LIBOR03M + 3.250%) due 01/06/2028 ~	1,297	1,296

DT Midstream, Inc.
2.500% (LIBOR03M + 2.000%) due 06/26/2028 ~	1,197	1,198

Hilton Grand Vacations Borrower LLC
3.500% (LIBOR03M + 3.000%) due 08/02/2028 ~	800	803

Medline Industries, Inc.
TBD% due 08/04/2022 «	1,234	1,219
TBD% due 09/20/2028	400	398

Organon & Co.
3.500% (LIBOR03M + 3.000%) due 06/02/2028 ~	1,800	1,806

Standard Industries, Inc.
TBD% due 09/22/2028	1,600	1,603

Stars Group Holdings BV
2.382% (LIBOR03M + 2.250%) due 07/21/2026 ~	1,000	998

Verifone Systems, Inc.
4.129% (LIBOR03M + 4.000%) due 08/20/2025 ~	292	286

Zayo Group Holdings, Inc.
3.084% (LIBOR03M + 3.000%) due 03/09/2027 ~	356	354

Total Loan Participations and Assignments (Cost $13,533)		13,580

CORPORATE BONDS & NOTES 56.1%

BANKING & FINANCE 18.7%

Agree LP
2.000% due 06/15/2028	900	893

AIA Group Ltd.
3.200% due 09/16/2040	900	910
3.375% due 04/07/2030	300	324

AIB Group PLC
4.263% due 04/10/2025 •	500	536

Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033	1,000	942

American Assets Trust LP
3.375% due 02/01/2031	1,100	1,141

American International Group, Inc.
4.375% due 06/30/2050	1,100	1,356

American Tower Corp.
2.300% due 09/15/2031	2,800	2,763
2.750% due 01/15/2027	200	210
3.100% due 06/15/2050	500	490
3.125% due 01/15/2027	1,800	1,920

Aon Corp.
2.800% due 05/15/2030	1,000	1,046

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	500	525
3.600% due 09/15/2051	950	968

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Athene Global Funding
2.500% due 01/14/2025		$300	$312

Aviation Capital Group LLC
4.875% due 10/01/2025		300	331
5.500% due 12/15/2024		600	673

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	636
5.500% due 01/15/2026		1,300	1,458

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	1,300	1,516
3.625% due 09/24/2024		1,200	1,454

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(e)(f)		2,000	2,485

Banco Bradesco S.A.
3.200% due 01/27/2025		$600	609

Banco BTG Pactual S.A.
4.500% due 01/10/2025		600	617

Banco Santander Chile
2.700% due 01/10/2025		700	729

Bank of America Corp.
0.810% due 10/24/2024 •		1,700	1,706
0.906% (US0003M + 0.790%) due 03/05/2024 ~		1,100	1,110
2.831% due 10/24/2051 •		900	864
4.100% due 07/24/2023		300	320

Barclays PLC
6.125% due 12/15/2025 •(e)(f)		1,700	1,884
7.125% due 06/15/2025 •(e)(f)	GBP	200	302
7.250% due 03/15/2023 •(e)(f)		400	575
7.750% due 09/15/2023 •(e)(f)		$400	437
7.875% due 03/15/2022 •(e)(f)		600	615

Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		100	121

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		700	673
3.500% due 09/10/2049		600	649

BNP Paribas S.A.
4.500% due 02/25/2030 •(e)(f)		300	301
6.750% due 03/14/2022 •(e)(f)		200	203

BOC Aviation Ltd.
3.500% due 10/10/2024		1,200	1,277

BPCE S.A.
4.500% due 03/15/2025		900	989
4.625% due 07/11/2024		1,200	1,307

Brixmor Operating Partnership LP
1.176% (US0003M + 1.050%) due 02/01/2022 ~		300	301
4.125% due 05/15/2029		200	225

Brookfield Finance LLC
3.450% due 04/15/2050		800	827

Carlyle Finance LLC
5.650% due 09/15/2048		100	138

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,454

CI Financial Corp.
4.100% due 06/15/2051		900	969

Citigroup, Inc.
8.125% due 07/15/2039		780	1,335

CNA Financial Corp.
3.900% due 05/01/2029		400	447

Commonwealth Bank of Australia
3.743% due 09/12/2039 (f)		1,300	1,408

Credit Suisse Group AG
2.997% due 12/14/2023 •		2,100	2,157
3.091% due 05/14/2032 •		1,400	1,433
3.800% due 06/09/2023		1,400	1,475
4.194% due 04/01/2031 •		250	280
6.250% due 12/18/2024 •(e)(f)		1,300	1,404
7.125% due 07/29/2022 •(e)(f)		800	831
7.500% due 07/17/2023 •(e)(f)		200	214

Crown Castle International Corp.
3.250% due 01/15/2051		600	593
4.000% due 03/01/2027		200	223
4.000% due 11/15/2049		800	886

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Pass-Through Trust
4.704% due 01/10/2036		$2,662	$3,022

CyrusOne LP
3.450% due 11/15/2029		500	521

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		4,200	4,440

Danske Bank A/S
3.244% due 12/20/2025 •		300	319

Deutsche Bank AG
2.129% due 11/24/2026 •(g)		1,100	1,118
2.625% due 12/16/2024	GBP	800	1,117
3.547% due 09/18/2031 •		$725	774
3.729% due 01/14/2032 •(g)		2,400	2,480
4.250% due 10/14/2021		3,000	3,003

Discover Bank
4.650% due 09/13/2028		1,000	1,160

Duke Realty LP
3.375% due 12/15/2027		300	327

Equinix, Inc.
1.450% due 05/15/2026		1,000	998
3.000% due 07/15/2050		200	190
3.200% due 11/18/2029		400	425
3.400% due 02/15/2052		900	918

Essex Portfolio LP
2.650% due 09/01/2050		2,600	2,328

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	677
4.850% due 04/17/2028		500	571

Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	2,930

FMR LLC
4.950% due 02/01/2033		2,000	2,502

Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	600	818
3.087% due 01/09/2023		$1,000	1,016
3.375% due 11/13/2025		800	823
3.550% due 10/07/2022		700	714

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		2,500	2,577

GE Capital Funding LLC
3.450% due 05/15/2025		900	971

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		400	480

Global Atlantic Fin Co.
3.125% due 06/15/2031		2,750	2,782

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,400	1,495
3.691% due 06/05/2028 •		1,600	1,762

HAT Holdings LLC
3.375% due 06/15/2026		2,700	2,744

Hazine Mustesarligi Varlik Kiralama A/S
5.800% due 02/21/2022		900	913

Healthcare Trust of America Holdings LP
3.500% due 08/01/2026		1,300	1,410

Host Hotels & Resorts LP
4.000% due 06/15/2025		1,000	1,073

Howard Hughes Corp.
4.375% due 02/01/2031		1,500	1,511

HSBC Holdings PLC
2.357% due 08/18/2031 •		1,300	1,286
2.633% due 11/07/2025 •		300	313
2.848% due 06/04/2031 •		1,600	1,642
3.803% due 03/11/2025 •		700	747
4.041% due 03/13/2028 •		300	332
4.600% due 12/17/2030 •(e)(f)		1,700	1,704
5.250% due 09/16/2022 •(e)(f)	EUR	800	957
6.375% due 09/17/2024 •(e)(f)		$900	974
6.500% due 03/23/2028 •(e)(f)		700	790

Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		300	303

ING Groep NV
3.550% due 04/09/2024		1,200	1,286

Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	3,072

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	83

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 06/15/2050		$800	$795

Itau Unibanco Holding S.A.
2.900% due 01/24/2023		300	305

KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,400	1,479
3.625% due 02/25/2050		400	431

Lexington Realty Trust
2.700% due 09/15/2030		500	507

Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	959
2.907% due 11/07/2023 •		$500	513
3.500% due 04/01/2026 •	EUR	600	778
4.344% due 01/09/2048		$700	826
4.947% due 06/27/2025 •(e)(f)	EUR	300	381

MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029		$1,300	1,386

Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,609

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		600	590

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,378
2.226% due 05/25/2026 •		400	413

Morgan Stanley
3.591% due 07/22/2028 •		1,700	1,866
7.500% due 04/02/2032 þ(g)		8,600	6,990

MPT Operating Partnership LP
3.692% due 06/05/2028	GBP	500	719

Nasdaq, Inc.
0.875% due 02/13/2030	EUR	200	235
2.500% due 12/21/2040		$1,300	1,198

National Health Investors, Inc.
3.000% due 02/01/2031		800	779

National Retail Properties, Inc.
3.500% due 10/15/2027		900	978

Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/2027		300	314

Nationwide Building Society
4.000% due 09/14/2026		1,600	1,760

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		600	687

Natwest Group PLC
4.600% due 06/28/2031 •(e)(f)		200	201
5.076% due 01/27/2030 •		1,200	1,418

Nippon Life Insurance Co.
2.750% due 01/21/2051 •		2,500	2,449

Nissan Motor Acceptance Co. LLC
1.019% (US0003M + 0.890%) due 01/13/2022 ~		800	801
2.600% due 09/28/2022		700	713

Nomura Holdings, Inc.
2.679% due 07/16/2030		900	910
3.103% due 01/16/2030		500	521

Ohio National Financial Services, Inc.
5.800% due 01/24/2030		400	459

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		1,600	1,630

OneMain Finance Corp.
3.500% due 01/15/2027		2,300	2,304

Pacific LifeCorp
3.350% due 09/15/2050		2,300	2,436

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		56	61

Park Intermediate Holdings LLC
4.875% due 05/15/2029		900	927

Physicians Realty LP
3.950% due 01/15/2028		400	440

Pine Street Trust
4.572% due 02/15/2029		1,000	1,137

Protective Life Corp.
3.400% due 01/15/2030		600	639

Quicken Loans LLC
5.250% due 01/15/2028		300	324

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regency Centers LP
3.700% due 06/15/2030		$500	$553

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,400	1,358

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,000	1,040

Santander UK Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,398
4.750% due 09/15/2025		500	557
7.375% due 06/24/2022 •(e)(f)	GBP	900	1,257

Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$200	204

Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		400	408
5.950% due 10/24/2022		200	204

Sitka Holdings LLC
5.250% due 07/06/2026 •		600	609

Skandinaviska Enskilda Banken AB
5.625% due 05/13/2022 •(e)(f)		400	409

Societe Generale S.A.
5.375% due 11/18/2030 •(e)(f)		700	751
7.375% due 10/04/2023 •(e)(f)		800	868

Spirit Realty LP
4.450% due 09/15/2026		1,500	1,676

Standard Chartered PLC
2.819% due 01/30/2026 •		500	521
3.265% due 02/18/2036 •		1,800	1,788

Stellantis Finance US, Inc.
1.711% due 01/29/2027		1,100	1,097

Stifel Financial Corp.
4.000% due 05/15/2030		500	558

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		700	690

SURA Asset Management S.A.
4.375% due 04/11/2027		1,300	1,406

Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	1,433

TP ICAP PLC
5.250% due 01/26/2024	GBP	500	732

UBS Group AG
1.075% (US0003M + 0.950%) due 08/15/2023 ~		$2,100	2,116
4.375% due 02/10/2031 •(e)(f)		600	608

Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,146
2.572% due 02/11/2031 •		1,600	1,636

Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	1,018
6.600% due 01/15/2038		400	582

Weyerhaeuser Co.
4.000% due 11/15/2029		700	793
7.375% due 03/15/2032		1,200	1,710

			193,464

INDUSTRIALS 28.4%

7-Eleven, Inc.
2.800% due 02/10/2051		1,000	926

Aetna, Inc.
6.750% due 12/15/2037		1,200	1,772

Agilent Technologies, Inc.
2.100% due 06/04/2030		400	396

Air Canada Pass-Through Trust
5.250% due 10/01/2030		1,312	1,419

Aker BP ASA
3.000% due 01/15/2025		300	316

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,290	1,440

Alcon Finance Corp.
2.600% due 05/27/2030		400	409
3.800% due 09/23/2049		500	558

Alibaba Group Holding Ltd.
3.400% due 12/06/2027		3,600	3,859

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allegion PLC
3.500% due 10/01/2029		$600	$650

Altice Financing S.A.
2.250% due 01/15/2025	EUR	400	447
4.250% due 08/15/2029		1,600	1,822

Altice France S.A.
4.250% due 10/15/2029 (b)		1,100	1,261

Altria Group, Inc.
4.800% due 02/14/2029		$258	297

American Airlines Pass-Through Trust
3.350% due 04/15/2031		1,759	1,777
3.375% due 11/01/2028		1,123	1,138
3.600% due 04/15/2031		209	206
3.650% due 12/15/2029		394	384

Amgen, Inc.
3.375% due 02/21/2050		700	720
4.950% due 10/01/2041		1,214	1,524

Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		1,192	1,397
4.950% due 01/15/2042		1,500	1,856

Anthem, Inc.
4.650% due 01/15/2043		1,600	1,970

Aptiv PLC
4.350% due 03/15/2029		600	689

Atlantia SpA
1.875% due 07/13/2027	EUR	500	604

AutoNation, Inc.
4.750% due 06/01/2030		$400	467

Bacardi Ltd.
4.700% due 05/15/2028		1,200	1,387

BAE Systems PLC
3.000% due 09/15/2050		1,000	964

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		900	974

BAT Capital Corp.
4.390% due 08/15/2037		1,200	1,290
4.540% due 08/15/2047		400	415
4.758% due 09/06/2049		300	325

Bayer U.S. Finance LLC
1.126% (US0003M + 1.010%) due 12/15/2023 ~		900	912

Becton Dickinson and Co.
3.734% due 12/15/2024		177	191
3.794% due 05/20/2050		500	559

Berry Global, Inc.
1.570% due 01/15/2026		2,600	2,603

Boardwalk Pipelines LP
3.400% due 02/15/2031		2,000	2,104

Boeing Co.
2.750% due 02/01/2026		2,800	2,918
3.600% due 05/01/2034		700	732
3.650% due 03/01/2047		400	393
3.750% due 02/01/2050		700	708
5.705% due 05/01/2040		400	509

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050		700	736

Boston Scientific Corp.
2.650% due 06/01/2030		1,100	1,136

BRF S.A.
4.875% due 01/24/2030		1,400	1,403

British Airways Pass-Through Trust
3.800% due 03/20/2033		814	848
4.125% due 03/20/2033		1,307	1,325

Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,454
3.137% due 11/15/2035		504	503
3.187% due 11/15/2036		925	924
3.419% due 04/15/2033		500	518
3.469% due 04/15/2034		1,900	1,958
4.150% due 11/15/2030		475	527
4.300% due 11/15/2032		1,300	1,458

Cameron LNG LLC
3.302% due 01/15/2035		300	321

Canadian Pacific Railway Co.
6.125% due 09/15/2115		400	606

84	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carrier Global Corp.
3.377% due 04/05/2040	$1,900	$1,996

Catholic Health Services of Long Island Obligated Group
3.368% due 07/01/2050	500	521

CCO Holdings LLC
4.500% due 08/15/2030	1,700	1,756

Centene Corp.
2.450% due 07/15/2028	1,400	1,409
4.625% due 12/15/2029	500	546

Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	4,377
4.800% due 03/01/2050	1,600	1,799
5.375% due 05/01/2047	2,500	2,998

Children’s Health System of Texas
2.511% due 08/15/2050	1,500	1,399

Cigna Corp.
4.800% due 08/15/2038	2,100	2,572

Citrix Systems, Inc.
3.300% due 03/01/2030	300	307

Comcast Corp.
2.887% due 11/01/2051	215	207
2.937% due 11/01/2056	1,765	1,670
3.969% due 11/01/2047	2,279	2,605
6.500% due 11/15/2035	41	59

CommonSpirit Health
3.910% due 10/01/2050	1,300	1,423

Conagra Brands, Inc.
5.300% due 11/01/2038	1,100	1,400

CoStar Group, Inc.
2.800% due 07/15/2030	600	611

CSN Resources S.A.
4.625% due 06/10/2031	1,600	1,582
7.625% due 04/17/2026	800	849

CVS Health Corp.
5.050% due 03/25/2048	800	1,032

DAE Funding LLC
1.625% due 02/15/2024	3,500	3,482
3.375% due 03/20/2028	1,900	1,964

Dell International LLC
4.000% due 07/15/2024	1,100	1,190
5.450% due 06/15/2023	2,500	2,682
6.020% due 06/15/2026	600	714

Delta Air Lines, Inc.
4.500% due 10/20/2025	1,000	1,070
7.375% due 01/15/2026	1,700	2,004

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	600	895

Diamondback Energy, Inc.
4.750% due 05/31/2025	400	447

Discovery Communications LLC
4.000% due 09/15/2055	3,203	3,356

eBay, Inc.
2.700% due 03/11/2030	600	625

Ecopetrol S.A.
7.375% due 09/18/2043	600	704

Elanco Animal Health, Inc.
5.272% due 08/28/2023	100	107

Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,752

Energy Transfer LP
3.900% due 07/15/2026	1,200	1,311
4.050% due 03/15/2025	1,100	1,187
5.300% due 04/01/2044	1,400	1,625
6.625% due 10/15/2036	500	658
7.500% due 07/01/2038	400	557

Entergy Louisiana LLC
4.200% due 04/01/2050	400	485

Enterprise Products Operating LLC
5.750% due 03/01/2035	200	253

EQM Midstream Partners LP
4.125% due 12/01/2026	400	412

Expedia Group, Inc.
2.950% due 03/15/2031	650	657

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 05/01/2025		$440	$507

Ferguson Finance PLC
3.250% due 06/02/2030		400	428

Fiserv, Inc.
3.200% due 07/01/2026		400	432

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,400	2,436

Ford Foundation
2.415% due 06/01/2050		700	668
2.815% due 06/01/2070		1,400	1,389

Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029		300	324

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031		700	680

Garda World Security Corp.
4.625% due 02/15/2027		300	300

Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		1,000	1,025

General Electric Co.
6.750% due 03/15/2032		831	1,138
6.875% due 01/10/2039		58	87

General Motors Co.
5.150% due 04/01/2038		1,900	2,270

Gerdau Trade, Inc.
4.875% due 10/24/2027		900	1,002

Global Payments, Inc.
2.900% due 05/15/2030		400	413

Globo Comunicacao e Participacoes S.A.
5.125% due 03/31/2027		200	204

Guara Norte SARL
5.198% due 06/15/2034		982	989

Hershey Co.
2.650% due 06/01/2050		500	490

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		700	690

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		2,100	2,110

Humana, Inc.
3.950% due 08/15/2049		400	461

Huntsman International LLC
4.500% due 05/01/2029		900	1,021

Hyatt Hotels Corp.
1.800% due 10/01/2024 (b)		1,300	1,303
3.120% (US0003M + 3.000%) due 09/01/2022 ~		1,400	1,402

Hyundai Capital America
2.100% due 09/15/2028		1,700	1,677

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (c)	EUR	300	354

Indigo Merger Sub, Inc.
2.875% due 07/15/2026		$900	910

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	700	820

Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028		700	802

JetBlue Pass-Through Trust
4.000% due 05/15/2034		$1,644	1,794

Johnson & Johnson
2.250% due 09/01/2050		1,800	1,667

Kaiser Foundation Hospitals
4.150% due 05/01/2047		500	611

Kinder Morgan, Inc.
1.406% (US0003M + 1.280%) due 01/15/2023 ~		200	203

Kraft Heinz Foods Co.
3.000% due 06/01/2026		925	975
4.625% due 01/30/2029		500	571
6.500% due 02/09/2040		800	1,138

Leidos, Inc.
4.375% due 05/15/2030		400	452

Lennar Corp.
4.750% due 11/29/2027		1,300	1,508
5.000% due 06/15/2027		1,000	1,161

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lenovo Group Ltd.
3.421% due 11/02/2030		$900	$939

Level 3 Financing, Inc.
3.875% due 11/15/2029		700	749

Lundin Energy Finance BV
3.100% due 07/15/2031		1,000	1,015

Marvell Technology, Inc.
1.650% due 04/15/2026		1,700	1,704

Masco Corp.
7.750% due 08/01/2029		1,118	1,508

Masonite International Corp.
3.500% due 02/15/2030		2,000	1,987

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	1,018
5.750% due 07/21/2028		600	614

Mondelez International Holdings Netherlands BV
2.125% due 09/19/2022		500	509

Moody’s Corp.
0.950% due 02/25/2030	EUR	400	479
2.550% due 08/18/2060		$2,000	1,757

Motorola Solutions, Inc.
2.300% due 11/15/2030		2,500	2,459

Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029 (b)		700	700

MPLX LP
2.650% due 08/15/2030		2,000	2,008

National Fuel Gas Co.
2.950% due 03/01/2031		1,000	1,014

Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		400	459
5.750% due 11/15/2041		950	1,260

Newmont Corp.
2.800% due 10/01/2029		1,100	1,145

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		4,700	5,289

NVR, Inc.
3.000% due 05/15/2030		1,200	1,257

NXP BV
3.250% due 05/11/2041		1,200	1,241
3.875% due 06/18/2026		900	992

Oracle Corp.
3.650% due 03/25/2041 (g)		6,300	6,525
4.125% due 05/15/2045		1,900	2,050

Organon & Co.
4.125% due 04/30/2028		400	409

Owens Corning
3.400% due 08/15/2026		1,300	1,407

PayPal Holdings, Inc.
3.250% due 06/01/2050		500	540

Penske Truck Leasing Co. LP
3.350% due 11/01/2029		500	535

PerkinElmer, Inc.
3.300% due 09/15/2029		300	324

Perrigo Finance Unlimited Co.
3.150% due 06/15/2030		400	414

Pertamina Persero PT
4.175% due 01/21/2050		400	404

Petroleos Mexicanos
6.350% due 02/12/2048		3,684	3,119
6.950% due 01/28/2060		3,228	2,825

PetSmart, Inc.
4.750% due 02/15/2028		300	309

Prime Security Services Borrower LLC
6.250% due 01/15/2028		200	207

Prosus NV
4.027% due 08/03/2050		1,100	1,033

PTC, Inc.
4.000% due 02/15/2028		400	411

PulteGroup, Inc.
5.000% due 01/15/2027		1,200	1,392

Qatar Petroleum
3.125% due 07/12/2041		1,500	1,502

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	85

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

QVC, Inc.
5.950% due 03/15/2043		$2,100	$2,208

Rackspace Technology Global, Inc.
5.375% due 12/01/2028 (i)		1,000	984

RCS & RDS S.A.
2.500% due 02/05/2025	EUR	300	347

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		$1,200	1,143
2.800% due 09/15/2050		1,200	1,110

RELX Capital, Inc.
3.000% due 05/22/2030		400	425

Rockefeller Foundation
2.492% due 10/01/2050		400	391

Rockies Express Pipeline LLC
4.800% due 05/15/2030		800	834

Rolls-Royce PLC
3.625% due 10/14/2025		200	203
4.625% due 02/16/2026	EUR	800	1,029

Royalty Pharma PLC
3.550% due 09/02/2050		$1,100	1,083

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		600	692
5.000% due 03/15/2027		1,500	1,725

Sands China Ltd.
2.300% due 03/08/2027		2,200	2,130
5.125% due 08/08/2025		700	755
5.400% due 08/08/2028		1,700	1,880

Santos Finance Ltd.
3.649% due 04/29/2031		900	917

Sasol Financing USA LLC
4.375% due 09/18/2026		500	508

Saudi Arabian Oil Co.
2.875% due 04/16/2024		400	417

Seagate HDD Cayman
4.125% due 01/15/2031		1,300	1,362

ServiceNow, Inc.
1.400% due 09/01/2030		2,300	2,159

Southern Co.
3.250% due 07/01/2026		800	861

Spirit AeroSystems, Inc.
3.950% due 06/15/2023		400	408

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		137	143

Square, Inc.
3.500% due 06/01/2031		700	719

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	400	458

Starbucks Corp.
1.300% due 05/07/2022		$400	402

Stryker Corp.
2.900% due 06/15/2050		400	400

Studio City Finance Ltd.
5.000% due 01/15/2029		500	462

Suncor Energy, Inc.
6.500% due 06/15/2038		100	139

Sutter Health
3.361% due 08/15/2050		1,200	1,273

Switch Ltd.
4.125% due 06/15/2029		700	719

Syngenta Finance NV
4.441% due 04/24/2023		400	418
4.892% due 04/24/2025		1,200	1,314
5.182% due 04/24/2028		900	1,012

SYNNEX Corp.
2.375% due 08/09/2028		1,600	1,586

T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,938
3.600% due 11/15/2060		2,900	2,857
3.875% due 04/15/2030		400	442

Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060		600	628
5.000% due 11/26/2028		600	717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TEGNA, Inc.
4.625% due 03/15/2028		$500	$512

Tencent Holdings Ltd.
3.280% due 04/11/2024		1,100	1,161
3.290% due 06/03/2060		600	560

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,700	2,794
7.625% due 04/01/2037		100	144

Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		100	101

Texas Eastern Transmission LP
4.150% due 01/15/2048		2,800	3,160

Thermo Fisher Scientific, Inc.
1.500% due 10/01/2039	EUR	500	594

Thomson Reuters Corp.
5.650% due 11/23/2043		$3,500	4,787

Time Warner Cable LLC
5.500% due 09/01/2041		1,297	1,592
5.875% due 11/15/2040		400	505

TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	758
6.200% due 10/15/2037		100	137
7.250% due 08/15/2038		150	224

Transocean Pontus Ltd.
6.125% due 08/01/2025		201	202

Travel + Leisure Co.
6.600% due 10/01/2025		400	450

Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025		89	91

United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,202	1,272
4.000% due 10/11/2027		670	708
5.875% due 04/15/2029		3,061	3,431

UnitedHealth Group, Inc.
6.625% due 11/15/2037		1,300	1,941

Utah Acquisition Sub, Inc.
3.950% due 06/15/2026		2,400	2,645
5.250% due 06/15/2046		100	123

Vale Overseas Ltd.
3.750% due 07/08/2030		600	622
6.875% due 11/10/2039		1,600	2,167

Verisk Analytics, Inc.
3.625% due 05/15/2050		400	426

Vessel Management Services, Inc.
3.432% due 08/15/2036		1,488	1,625

VMware, Inc.
2.200% due 08/15/2031		4,200	4,110
3.900% due 08/21/2027		700	781

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		600	642

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	1,600	1,903

Williams Cos., Inc.
8.750% due 03/15/2032		$137	210

Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,729
4.500% due 03/04/2029		700	786

Wynn Las Vegas LLC
5.250% due 05/15/2027		400	405

Wynn Macau Ltd.
5.500% due 01/15/2026		500	486

Wynn Resorts Finance LLC
5.125% due 10/01/2029		600	605

Xiaomi Best Time International Ltd.
2.875% due 07/14/2031		1,200	1,190

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		400	399

Zoetis, Inc.
4.450% due 08/20/2048		300	378

			293,735

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 9.0%

AEP Texas, Inc.
4.150% due 05/01/2049	$400	$463

American Water Capital Corp.
4.150% due 06/01/2049	300	355

Appalachian Power Co.
7.000% due 04/01/2038	100	148

Arizona Public Service Co.
2.650% due 09/15/2050	1,300	1,200

AT&T, Inc.
3.300% due 02/01/2052	2,200	2,135
3.650% due 09/15/2059	4,627	4,623
3.800% due 12/01/2057	2,381	2,437
3.850% due 06/01/2060	3,200	3,317

Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	546

Blue Racer Midstream LLC
7.625% due 12/15/2025	200	216

British Telecommunications PLC
9.625% due 12/15/2030	400	613

Centrais Eletricas Brasileiras S.A.
4.625% due 02/04/2030	400	398

Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	586

Deutsche Telekom AG
3.625% due 01/21/2050	900	960

DTE Electric Co.
2.625% due 03/01/2031	300	313

Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	952

Duke Energy Corp.
2.450% due 06/01/2030	500	506

Edison International
3.125% due 11/15/2022	600	615

Enable Midstream Partners LP
3.900% due 05/15/2024	100	106
4.150% due 09/15/2029	700	760

Enel Finance International NV
2.650% due 09/10/2024	600	629
4.875% due 06/14/2029	1,500	1,795

Entergy Arkansas LLC
2.650% due 06/15/2051	800	747

Entergy Corp.
3.750% due 06/15/2050	400	430

Exelon Generation Co. LLC
3.250% due 06/01/2025	400	427

FirstEnergy Corp.
3.400% due 03/01/2050	1,600	1,542
5.350% due 07/15/2047	1,600	1,954

FirstEnergy Transmission LLC
4.350% due 01/15/2025	400	435

Gazprom PJSC via Gaz Finance PLC
3.250% due 02/25/2030	2,700	2,693

Georgia Power Co.
3.250% due 03/15/2051	2,800	2,822

India Green Power Holdings
4.000% due 02/22/2027	1,800	1,813

Indiana Michigan Power Co.
3.250% due 05/01/2051	700	725

Kentucky Utilities Co.
3.300% due 06/01/2050	500	523

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	2,300	2,406

NGPL PipeCo LLC
7.768% due 12/15/2037	700	1,005

NRG Energy, Inc.
2.450% due 12/02/2027	1,100	1,117

Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,582

Oi S.A.
10.000% due 07/27/2025	200	188

86	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ONEOK, Inc.
4.550% due 07/15/2028	$2,500	$2,839
5.850% due 01/15/2026	2,000	2,348

Pacific Gas & Electric Co.
1.750% due 06/16/2022	700	699
2.100% due 08/01/2027	700	684
3.250% due 06/15/2023 ^	800	822
3.300% due 12/01/2027 ^	500	515
3.500% due 08/01/2050	1,700	1,549
3.950% due 12/01/2047 ^	1,800	1,735
4.250% due 03/15/2046 ^	500	493
4.550% due 07/01/2030	1,300	1,407
4.950% due 07/01/2050	600	639

Petrobras Global Finance BV
5.093% due 01/15/2030	2,194	2,322

Progress Energy, Inc.
7.750% due 03/01/2031	400	564

PT Perusahaan Listrik Negara
4.375% due 02/05/2050	500	504

Puget Energy, Inc.
4.100% due 06/15/2030	500	551

Rio Oil Finance Trust
9.250% due 07/06/2024	267	293

S.A. Global Sukuk Ltd.
2.694% due 06/17/2031	2,600	2,627

San Diego Gas & Electric Co.
4.300% due 04/01/2042	1,000	1,170

SES S.A.
5.300% due 04/04/2043	1,800	2,062

Shell International Finance BV
3.625% due 08/21/2042	1,100	1,226

Southern California Edison Co.
2.250% due 06/01/2030	2,200	2,162
3.650% due 02/01/2050	200	205
3.650% due 06/01/2051	1,400	1,440
4.650% due 10/01/2043	400	462
4.875% due 03/01/2049	100	120
5.625% due 02/01/2036	200	253
6.000% due 01/15/2034	300	389
6.650% due 04/01/2029	200	245

Telefonica Europe BV
8.250% due 09/15/2030	1,250	1,805

Verizon Communications, Inc.
2.355% due 03/15/2032	5,004	4,952
4.125% due 08/15/2046	1,800	2,069

Virginia Electric & Power Co.
8.875% due 11/15/2038	300	528

Vodafone Group PLC
4.250% due 09/17/2050	1,200	1,385
4.875% due 06/19/2049	1,000	1,249
5.125% due 06/04/2081 •	3,700	3,815

Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,889

		93,099

Total Corporate Bonds & Notes (Cost $552,597)		580,298

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.5%

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	308

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,215

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,817

		5,340

FLORIDA 0.1%

State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
2.154% due 07/01/2030	700	708

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	$2,392	$3,596

MARYLAND 0.2%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.197% due 07/01/2050	2,200	2,268

NEW YORK 0.1%

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	566

OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,776

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.919% due 11/01/2050	2,400	2,410

Total Municipal Bonds & Notes (Cost $14,557)		17,664

U.S. GOVERNMENT AGENCIES 4.4%

Fannie Mae
0.000% due 11/15/2030 (d)	10,700	9,133
5.625% due 04/17/2028	100	128
6.210% due 08/06/2038	9,643	15,404

Freddie Mac
0.000% due 03/15/2031 (d)	1,100	930
2.750% due 11/25/2029	1,481	1,546
5.000% due 04/15/2038	48	54
6.250% due 07/15/2032	300	435
6.750% due 03/15/2031	1,900	2,760

Ginnie Mae
3.500% due 11/20/2044	1,668	1,812
4.000% due 06/20/2048	206	220
5.500% due 10/20/2037	644	780

Israel Government AID Bond
5.500% due 09/18/2033	1,800	2,514

Residual Funding Corp. STRIPS
0.000% due 04/15/2030 (d)	4,100	3,559

Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,999

Small Business Administration
5.290% due 12/01/2027	51	56

Uniform Mortgage-Backed Security
3.500% due 08/01/2046	3,128	3,416
4.000% due 10/01/2047 - 06/01/2049	254	274

Total U.S. Government Agencies (Cost $37,594)		45,020

U.S. TREASURY OBLIGATIONS 55.9%

U.S. Treasury Bonds
1.250% due 05/15/2050 (i)	67,400	55,160
1.375% due 11/15/2040 (k)(m)	2,100	1,887
1.375% due 08/15/2050 (i)(m)	58,600	49,467
1.625% due 11/15/2050 (i)	39,122	35,160
1.750% due 08/15/2041 (i)	66,600	63,686
1.875% due 02/15/2041 (i)	104,000	101,766
1.875% due 02/15/2051 (i)	7,600	7,250
2.000% due 02/15/2050	12,802	12,581
2.250% due 05/15/2041 (i)(m)	77,800	80,924
2.375% due 11/15/2049 (i)	48,780	51,934
2.375% due 05/15/2051	457	488
2.750% due 08/15/2042 (k)	600	675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.875% due 05/15/2043 (k)(m)		$1,637	$1,879
2.875% due 05/15/2049 (k)(m)		19,770	23,134
3.000% due 08/15/2048 (k)(m)		12,712	15,150
3.125% due 02/15/2043 (k)		23,100	27,533
3.125% due 05/15/2048 (k)		3,103	3,776
4.375% due 11/15/2039		40	55

U.S. Treasury Notes
0.625% due 08/15/2030		400	372
1.750% due 11/15/2029		485	499

U.S. Treasury STRIPS
0.000% due 05/15/2034 (d)		500	397
0.000% due 08/15/2040 (d)		4,500	3,109
0.000% due 11/15/2040 (d)		12,200	8,376
0.000% due 08/15/2042 (d)		2,600	1,690
0.000% due 05/15/2043 (d)		5,800	3,695
0.000% due 11/15/2043 (d)		1,000	630
0.000% due 11/15/2044 (d)		13,200	8,102
0.000% due 05/15/2046 (d)		8,700	5,162
0.000% due 08/15/2047 (d)		22,500	12,992

Total U.S. Treasury Obligations (Cost $565,752)			577,529

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

American Home Mortgage Investment Trust
0.666% due 11/25/2045 •		865	850

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035		1,100	1,239
5.122% due 08/10/2035 ~		700	779

Bear Stearns Adjustable Rate Mortgage Trust
2.767% due 01/25/2035 ~		2	2

Citigroup Commercial Mortgage Trust
2.034% due 02/15/2039 •		2,051	2,126

Citigroup Mortgage Loan Trust
2.365% due 03/25/2034 ~		36	37
3.258% due 04/25/2066 ~		689	695

Credit Suisse Mortgage Capital Trust
2.961% due 10/27/2059 ~		1,204	1,214
2.986% due 12/26/2059 ~		610	613
3.425% due 04/25/2043 ~		1,051	1,061

Downey Savings & Loan Association Mortgage Loan Trust
2.501% due 07/19/2044 ~		24	24

GSMPS Mortgage Loan Trust
0.436% due 01/25/2036 •		894	754

IndyMac Mortgage Loan Trust
0.276% due 04/25/2037 •		1,283	1,235
0.446% due 07/25/2047 •		78	62

Merrill Lynch Mortgage Investors Trust
2.242% due 11/25/2035 •		513	523

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,138	1,177
4.500% due 05/25/2058 ~		213	230

Structured Adjustable Rate Mortgage Loan Trust
2.440% due 02/25/2034 ~		5	5

Structured Asset Mortgage Investments Trust
0.466% due 07/25/2046 ^•		36	31
0.526% due 05/25/2036 •		64	63

WaMu Mortgage Pass-Through Certificates Trust
0.456% due 05/25/2034 •		820	734
0.926% due 06/25/2044 •		75	75
1.763% due 08/25/2046 •		464	458
2.647% due 01/25/2037 ^~		603	550

Total Non-Agency Mortgage-Backed Securities (Cost $13,997)			14,537

ASSET-BACKED SECURITIES 1.9%

Accredited Mortgage Loan Trust
0.956% due 01/25/2035 •		480	469

American Money Management Corp. CLO Ltd.
1.078% due 11/10/2030 •		900	900

Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ		282	285

BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •	EUR	1,100	1,278

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	87

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		$448	$452

Countrywide Asset-Backed Certificates
0.556% due 04/25/2036 •		1,800	1,767

Countrywide Asset-Backed Certificates Trust
1.136% due 11/25/2035 •		525	526

Equifirst Loan Securitization Trust
0.256% due 04/25/2037 •		839	803

GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		198	199

Harvest CLO DAC
0.760% due 07/15/2031 •	EUR	1,600	1,851

HSI Asset Securitization Corp. Trust
0.246% due 05/25/2037 •		$119	119

IXIS Real Estate Capital Trust
0.716% due 02/25/2036 •		120	122

JP Morgan Mortgage Acquisition Corp.
0.791% due 09/25/2035 •		384	386

JP Morgan Mortgage Acquisition Trust
0.536% due 11/25/2036 •		1,615	1,603

LCM LP
1.014% due 04/20/2028 •		309	310

Legacy Mortgage Asset Trust
3.750% due 04/25/2059 þ		1,278	1,287

Man GLG Euro CLO
0.900% due 10/15/2032 •	EUR	2,500	2,898

Mountain View CLO Ltd.
1.246% due 04/15/2029 •		$1,985	1,988

Securitized Asset-Backed Receivables LLC Trust
0.566% due 03/25/2036 •		527	524

SLM Student Loan Trust
1.625% due 04/25/2023 •		59	59

Structured Asset Investment Loan Trust
0.236% due 06/25/2036 •		490	484

Towd Point Mortgage Trust
1.086% due 05/25/2058 •		203	205
1.086% due 10/25/2059 •		158	159
2.900% due 10/25/2059 ~		635	659

Total Asset-Backed Securities (Cost $18,980)			19,333

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.0%

Argentina Government International Bond
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,287	$7

Australia Government International Bond
1.000% due 11/21/2031	AUD	1,800	1,242

Egypt Government International Bond
7.500% due 02/16/2061		$1,400	1,232

Israel Government International Bond
3.875% due 07/03/2050		900	1,028

Peru Government International Bond
5.940% due 02/12/2029	PEN	1,300	315
6.350% due 08/12/2028		1,300	325

Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		$700	723

Qatar Government International Bond
4.000% due 03/14/2029		1,000	1,139
4.500% due 04/23/2028		400	467

Romanian Government International Bond
2.875% due 04/13/2042	EUR	2,500	2,711

Spain Government International Bond
5.150% due 10/31/2044		700	1,480

Total Sovereign Issues (Cost $10,698)			10,669

		SHARES
PREFERRED SECURITIES 1.9%

BANKING & FINANCE 1.9%

Bank of America Corp.
4.300% due 01/28/2025 •(e)		1,900,000	1,936

Bank of New York Mellon Corp.
4.700% due 09/20/2025 •(e)		500,000	550

CaixaBank S.A.
6.000% due 07/18/2022 •(e)(f)		1,000,000	1,200

Charles Schwab Corp.
4.000% due 06/01/2026 •(e)		1,400,000	1,463

Citigroup, Inc.
4.000% due 12/10/2025 •(e)		2,200,000	2,285

Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(e)		2,200,000	2,258

	SHARES	MARKET VALUE (000S)

JPMorgan Chase & Co.
3.451% (US0003M + 3.320%) due 01/01/2022 ~(e)	2,400,000	$2,409
4.000% due 04/01/2025 •(e)	1,800,000	1,809
4.600% due 02/01/2025 •(e)	2,000,000	2,047

Wells Fargo & Co.
3.900% due 03/15/2026 •(e)	3,500,000	3,612

Total Preferred Securities (Cost $19,153)		19,569

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (h) 0.1%
		802

Total Short-Term Instruments (Cost $802)		802

Total Investments in Securities (Cost $1,247,663)		1,299,001

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	15,460	152

Total Short-Term Instruments (Cost $152)		152

Total Investments in Affiliates (Cost $152)		152

Total Investments 125.7% (Cost $1,247,815)		$1,299,153

Financial Derivative Instruments (j)(l) (1.6)% (Cost or Premiums, net $12,716)		(16,575)

Other Assets and Liabilities, net (24.1)%		(248,694)

Net Assets 100.0%		$1,033,884

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$1,100	$1,118	0.11%
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	2,480	0.24
Morgan Stanley	7.500	04/02/2032	02/11/2020	7,399	6,990	0.68
Oracle Corp.	3.650	03/25/2041	03/22/2021	6,258	6,525	0.63

				$17,157	$17,113	1.66%

88	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$802	U.S. Treasury Notes 1.625% due 12/15/2022	$(818)	$802	$802

Total Repurchase Agreements						$(818)	$802	$802

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.030%	09/29/2021	10/04/2021		$(25,440)	$(25,440)
	0.080	09/28/2021	10/01/2021		(7,882)	(7,882)
	0.080	09/30/2021	10/04/2021		(5,866)	(5,866)
BRC	(0.500)	06/09/2021	TBD	(2)	(897)	(896)
BSN	0.070	09/09/2021	10/06/2021		(28,256)	(28,258)
GRE	0.070	09/01/2021	10/01/2021		(20,355)	(20,356)
	0.070	09/02/2021	10/04/2021		(149,452)	(149,460)
	0.070	09/08/2021	10/07/2021		(22,862)	(22,862)

Total Reverse Repurchase Agreements						$(261,020)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BPG	0.050%	09/27/2021	10/01/2021	$(1,847)	$(1,847)

Total Sale-Buyback Transactions					$(1,847)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	12/01/2051	$5,350	$(5,332)	$(5,343)
Uniform Mortgage-Backed Security, TBA	2.500	12/01/2051	1,800	(1,845)	(1,848)

Total Short Sales (0.7)%				$(7,177)	$(7,191)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(39,188)	$0	$(39,188)	$39,016	$(172)
BRC	0	(896)	0	(896)	984	88
BSN	0	(28,258)	0	(28,258)	28,045	(213)
FICC	802	0	0	802	(818)	(16)
GRE	0	(192,678)	0	(192,678)	191,674	(1,004)

Master Securities Forward Transaction Agreement
BPG	0	0	(1,847)	(1,847)	1,812	(35)

Total Borrowings and Other Financing Transactions	$802	$(261,020)	$(1,847)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	89

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(896)	$(896)
U.S. Treasury Obligations	(28,238)	(231,886)	0	0	(260,124)

Total	$(28,238)	$(231,886)	$0	$(896)	$(261,020)

Sale-Buyback Transactions
U.S. Treasury Obligations	(1,847)	0	0	0	(1,847)

Total	$(1,847)	$0	$0	$0	$(1,847)

Total Borrowings	$(30,085)	$(231,886)	$0	$(896)	$(262,867)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(262,867)

(i)	Securities with an aggregate market value of $261,532 have been pledged as collateral under the terms of the above master agreements as of September 30, 2021.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(233,850) at a weighted average interest rate of 0.046%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	12/2021	1,962	$421,609	$(15,942)	$0	$(5,101)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2021	473	$(58,057)	$335	$0	$(41)
U.S. Treasury 10-Year Note December Futures	12/2021	24	(3,159)	47	0	(4)
U.S. Treasury 30-Year Bond December Futures	12/2021	218	(34,710)	929	0	(27)

				$1,311	$0	$(72)

Total Futures Contracts				$(14,631)	$0	$(5,173)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2023	0.219%	$	1,100	$21	$(2)	$19	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.367		1,100	15	4	19	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.396		800	12	4	16	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.550		900	16	3	19	0	(1)
Atlantia SPA	1.000	Quarterly	06/20/2025	0.915	EUR	300	(18)	19	1	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.077	$	700	10	(5)	5	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.617		4,900	21	13	34	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.657	EUR	800	10	4	14	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.015		200	(2)	2	0	0	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.469	$	500	4	5	9	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.353		600	4	5	9	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.415		300	1	4	5	0	0

90	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2024	0.458%	$	1,900	$(3)	$37	$34	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		2,400	15	19	34	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		300	4	0	4	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.297		400	10	(1)	9	0	0
Newell Brands, Inc.	1.000	Quarterly	12/20/2022	0.256		300	4	(1)	3	0	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.306		200	5	(1)	4	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.589	EUR	1,000	(141)	116	(25)	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716		1,600	(163)	109	(54)	2	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.178	$	1,400	25	(10)	15	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2023	0.248	EUR	500	8	0	8	0	0

							$(142)	$324	$182	$3	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$ 400	$(14)	$(2)	$(16)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	600	(21)	(3)	(24)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	15,500	1,533	(83)	1,450	0	(14)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	2,500	238	(2)	236	0	(3)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	1,300	30	2	32	0	0
CDX.IG-35 10-Year Index	1.000	Quarterly	12/20/2030	500	3	4	7	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	83,300	2,060	(28)	2,032	0	(25)
CDX.IG-36 10-Year Index	1.000	Quarterly	06/20/2031	1,600	10	7	17	0	(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	129,300	3,145	(34)	3,111	0	(63)
CDX.IG-37 10-Year Index	1.000	Quarterly	12/20/2031	18,800	150	(9)	141	0	(15)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR 50,800	1,498	72	1,570	7	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	46,500	1,417	9	1,426	5	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	14,500	452	(7)	445	1	0

					$10,501	$(74)	$10,427	$13	$(121)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2027	GBP	11,300	$61	$190	$251	$23	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		400	(7)	43	36	6	0
Receive	1-Year BRL-CDI	6.789	Maturity	01/02/2023	BRL	168,400	(22)	(577)	(599)	0	(24)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	10,500	170	(190)	(20)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		10,500	274	(208)	66	0	(1)
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		2,980	(51)	(1)	(52)	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		2,000	56	(100)	(44)	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.650	Quarterly	07/13/2025	CNY	2,000	0	3	3	0	0
Pay	3-Month CNY-CNREPOFIX	2.655	Quarterly	07/13/2025		48,500	5	68	73	2	0
Receive	3-Month CNY-CNREPOFIX	2.588	Quarterly	12/16/2025		2,570	(1)	3	2	0	0
Pay	3-Month CNY-CNREPOFIX	2.605	Quarterly	12/16/2025		3,850	(1)	5	4	0	0
Pay	3-Month CNY-CNREPOFIX	2.671	Quarterly	12/16/2025		7,710	1	10	11	1	0
Pay	3-Month CNY-CNREPOFIX	2.803	Quarterly	03/17/2026		11,500	0	26	26	1	0
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		800	0	2	2	0	0
Receive	3-Month CNY-CNREPOFIX	2.828	Quarterly	03/17/2026		3,200	0	8	8	0	0
Pay	3-Month CNY-CNREPOFIX	2.848	Quarterly	03/17/2026		1,700	0	4	4	0	0
Pay	3-Month CNY-CNREPOFIX	2.873	Quarterly	03/17/2026		1,700	0	5	5	0	0
Pay	3-Month USD-LIBOR	3.180	Semi-Annual	10/15/2028	$	800	156	(44)	112	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	11/04/2050		1,400	(10)	(183)	(193)	3	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	01/13/2051		700	(4)	(39)	(43)	1	0
Pay	UKRPI	3.695	Maturity	12/15/2028	GBP	400	37	(40)	(3)	4	0
Pay	UKRPI	3.718	Maturity	12/15/2028		400	38	(39)	(1)	4	0
Pay	UKRPI	4.000	Maturity	09/15/2031		2,000	(2)	(6)	(8)	0	(6)
Pay	UKRPI	4.055	Maturity	09/15/2031		2,000	8	7	15	8	(1)
Pay	UKRPI	3.585	Maturity	10/15/2046		150	65	(63)	2	4	0

							$773	$(1,116)	$(343)	$58	$(34)

Total Swap Agreements							$11,132	$(866)	$10,266	$74	$(160)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	91

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$74	$74	$0	$(5,173)	$(160)	$(5,333)

(k)

Securities with an aggregate market value of $34,661 and cash of $8,488 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021		$733	PEN	3,014	$0	$(4)
	11/2021		291	RUB	21,785	6	0
	12/2021		243		18,089	3	0
	06/2022	PEN	3,014		$722	7	0

BPS	11/2021	AUD	1,670		1,228	21	0
	11/2021		$2,943	MXN	59,410	0	(80)

BRC	11/2021		104	RUB	7,748	2	0

CBK	11/2021		1,674	NOK	14,790	18	0
	12/2021		161	RUB	11,924	1	0

FBF	11/2021		95		7,126	2	0

GLM	10/2021	BRL	16,522		$3,085	51	0
	10/2021		$3,037	BRL	16,522	0	(4)
	10/2021		236	RUB	17,744	8	0
	11/2021		3,071	BRL	16,522	0	(51)
	11/2021		109	RUB	8,143	2	0
	12/2021		390		29,028	3	0

HUS	10/2021	CAD	2,567		$2,038	11	0
	10/2021	PEN	3,014		816	87	0
	10/2021		$581	EUR	491	0	(12)
	10/2021		2,094	GBP	1,540	0	(19)
	10/2021		61	RUB	4,613	2	0
	11/2021		18		1,364	0	0

MYI	10/2021	BRL	16,522		$3,037	3	0
	10/2021		$3,137	BRL	16,522	0	(103)

SCX	10/2021	CAD	179		$141	0	0
	10/2021	EUR	28,165		33,268	643	0
	10/2021	GBP	6,180		8,469	142	0
	10/2021		$302	RUB	22,722	9	0
	11/2021	EUR	27,674		$32,090	16	0

UAG	10/2021		$185	RUB	13,962	6	0
	11/2021		172		12,876	4	0

Total Forward Foreign Currency Contracts						$1,047	$(273)

92	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

PURCHASED OPTIONS:

BARRIER OPTIONS ON FOREIGN CURRENCY

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
CBK	Put - USD versus JPY D&O @ 109.000	USDJPY 105.750	10/18/2021	8,500	$15	$3
UAG	Put - USD versus JPY D&O @ 108.750	USDJPY 105.500	11/10/2021	8,800	14	5

					$29	$8

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.850%	04/14/2022	22,400	$99	$42

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	2,410	273	490

BRC	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	1,400	131	117

GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	1,300	102	109
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	8,600	933	725

JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	2,220	239	451
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	3,300	5	276

							$1,782	$2,210

Total Purchased Options							$1,811	$2,218

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	400	$(2)	$0
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	600	(3)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	11/17/2021	700	(4)	(1)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	1,000	(5)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	11/17/2021	2,700	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	11/17/2021	2,100	(2)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	1,600	(2)	(1)

BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	600	(3)	0
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	700	(3)	(3)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	2,700	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	5,000	(5)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	11/17/2021	400	(2)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	2,900	(4)	(1)

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	4,800	(6)	(5)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	10/20/2021	1,100	(5)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	400	(2)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	11/17/2021	1,500	(7)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	1,100	(5)	(4)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	3,000	(16)	(18)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	1,600	(9)	(11)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	6,750	(7)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	11/17/2021	7,400	(9)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	3,000	(3)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	3,000	(3)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	18,200	(21)	(11)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	2,800	(4)	(3)

CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	600	(3)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,200	(7)	(7)

DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	1,200	(5)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	800	(4)	(4)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	900	(4)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	2,600	(2)	(2)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	2,700	(3)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	600	(3)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	12/15/2021	1,300	(6)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	6,700	(8)	(2)

FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	700	(3)	(3)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	3,100	(3)	(2)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	93

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000%	10/20/2021	1,100	$(4)	$0
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	11/17/2021	1,200	(6)	(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	12/15/2021	800	(3)	(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	500	(2)	(2)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	500	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	2,100	(2)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	2,000	(2)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	1,900	(2)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	400	0	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	1,500	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	11/17/2021	1,900	(2)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	2,400	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	2,300	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	4,800	(5)	(5)

JPM	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	800	(4)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	3,000	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	3,500	(4)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	3,500	(4)	(2)

MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000	11/17/2021	1,000	(4)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	7,500	(7)	(3)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	7,900	(8)	(5)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	2,500	(2)	(1)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	4,200	(5)	(5)

						$(266)	$(154)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC EUR versus CHF	CHF	1.067	12/01/2021	1,103	$(5)	$(3)
	Call - OTC EUR versus CHF		1.100	12/01/2021	1,104	(5)	(2)

UAG	Put - OTC EUR versus CHF		1.070	10/29/2021	3,865	(12)	(6)
	Call - OTC EUR versus CHF		1.098	10/29/2021	3,865	(11)	(3)

						$(33)	$(14)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.590%	10/25/2021	2,000	$(13)	$(4)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.890	10/25/2021	2,000	(13)	(29)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.525	04/14/2022	4,700	(102)	(91)

BPS	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	10/29/2021	5,900	(7)	(7)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.235	10/29/2021	5,900	(7)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.200	10/01/2021	1,800	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	10/01/2021	1,800	(5)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.195	10/04/2021	1,300	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.495	10/04/2021	1,300	(4)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	7,210	(265)	(497)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.543	10/13/2021	2,400	(13)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.843	10/13/2021	2,400	(13)	(36)

BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	3,800	(131)	(138)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.228	10/04/2021	1,500	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.528	10/04/2021	1,500	(4)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.243	10/12/2021	2,000	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.543	10/12/2021	2,000	(5)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	3,500	(101)	(127)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	23,300	(916)	(854)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.518	10/15/2021	1,500	(9)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.818	10/15/2021	1,500	(9)	(30)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.569	10/18/2021	1,200	(8)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.869	10/18/2021	1,200	(8)	(17)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.635	10/27/2021	1,300	(9)	(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.935	10/27/2021	1,300	(9)	(15)

JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	6,660	(235)	(459)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	8,900	0	(324)

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.490	10/20/2021	1,300	(9)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.790	10/20/2021	1,300	(9)	(34)

							$ (1,921)	$(2,713)

94	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	600	$(2)	$0

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	1,600	(6)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	1,000	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	700	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	700	(2)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	600	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	600	(2)	0

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	1,400	(3)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	900	(3)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	700	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	900	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	900	(3)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	700	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	3,400	(11)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.508	11/03/2021	800	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	800	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	700	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	800	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	600	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	600	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	1,300	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	900	(4)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	700	(1)	(1)

					$(67)	$(22)

Total Written Options					$(2,287)	$(2,903)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	1.901%	$1,300	$(49)	$(3)	$0	$(52)

BPS	China Government International Bond	1.000	Quarterly	12/20/2021	0.107	1,400	(3)	6	3	0

BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.567	400	(2)	8	6	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.323	400	(11)	17	6	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.536	9,100	(221)	380	159	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.371	800	(2)	11	9	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	800	12	4	16	0
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.346	300	4	2	6	0

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.046	100	(1)	1	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.144	1,500	9	1	10	0

GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.326	1,500	(18)	56	38	0

GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.887	300	(4)	5	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	300	(2)	6	4	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2025	0.408	900	6	17	23	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.540	3,900	93	0	93	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.291	1,800	(75)	62	0	(13)

HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.416	500	(8)	15	7	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.505	200	(3)	6	3	0

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.915	100	(1)	1	0	0

MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.606	300	(5)	7	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.016	1,200	2	(3)	0	(1)

							$(280)	$601	$387	$(66)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	95

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$	900	$73	$(62)	$11	$0

CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		700	59	(50)	9	0
	CDX.HY-33 5-Year Index 35-100%	5.000	Quarterly	12/20/2024		8,284	1,379	(101)	1,278	0

GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,900	273	(236)	37	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		100	14	(8)	6	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		300	35	(5)	30	0

JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		600	58	(51)	7	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		2,700	436	(276)	160	0
	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		100	13	(3)	10	0

							$2,340	$(792)	$1,548	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	S&P 500 Total Return Index	1,516	0.304% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/13/2021	$13,763	$0	$(135)	$0	$(135)

CBK	Receive	S&P 500 Total Return Index	6,893	0.426% (3-Month U.S. Treasury Bill rate plus a specified spread)	Quarterly	02/23/2022	62,001	0	(68)	0	(68)
	Receive	S&P 500 Total Return Index	7,625	0.418% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	69,808	0	(1,271)	0	(1,271)

FAR	Receive	S&P 500 Total Return Index	10,298	0.426% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/02/2022	92,629	0	(99)	0	(99)
	Receive	S&P 500 Total Return Index	2,845	0.436% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/16/2022	25,590	0	(28)	0	(28)
	Receive	S&P 500 Total Return Index	5,973	0.418% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/20/2022	54,684	0	(996)	0	(996)
	Receive	S&P 500 Total Return Index	8,591	0.462% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/03/2022	78,786	0	(1,568)	0	(1,568)

HUS	Receive	S&P 500 Total Return Index	4,365	0.440% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/08/2022	41,178	0	(1,930)	0	(1,930)
	Receive	S&P 500 Total Return Index	5,294	0.425% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/22/2022	49,431	0	(1,838)	0	(1,838)
	Receive	S&P 500 Total Return Index	1,949	0.457% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/10/2022	18,062	0	(542)	0	(542)

RBC	Receive	S&P 500 Total Return Index	3,909	0.370% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/18/2022	36,876	0	(1,726)	0	(1,726)
	Receive	S&P 500 Total Return Index	8,544	0.466% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	79,911	0	(3,073)	0	(3,073)

								$0	$(13,274)	$0	$(13,274)

Total Swap Agreements								$2,060	$(13,465)	$1,935	$(13,340)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$16	$42	$11	$69	$(4)	$(134)	$(52)	$(190)	$(121)	$0	$(121)
BPS	21	490	3	514	(80)	(575)	(135)	(790)	(276)	0	(276)
BRC	2	117	202	321	0	(199)	0	(199)	122	0	122
CBK	19	3	1,297	1,319	0	(12)	(1,339)	(1,351)	(32)	(1,699)	(1,731)
DUB	0	0	0	0	0	(22)	0	(22)	(22)	(30)	(52)
FAR	0	0	0	0	0	0	(2,691)	(2,691)	(2,691)	(990)	(3,681)
FBF	2	0	0	2	0	(5)	0	(5)	(3)	0	(3)
GLM	64	834	38	936	(55)	(1,067)	0	(1,122)	(186)	0	(186)
GSC	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
GST	0	0	194	194	0	(17)	(13)	(30)	164	(260)	(96)

96	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
HUS	$100	$0	$10	$110	$(31)	$0	$(4,310)	$(4,341)	$(4,231)	$3,253	$(978)
JPM	0	727	177	904	0	(806)	0	(806)	98	(280)	(182)
MYC	0	0	3	3	0	(50)	(1)	(51)	(48)	(84)	(132)
MYI	3	0	0	3	(103)	0	0	(103)	(100)	(10)	(110)
RBC	0	0	0	0	0	0	(4,799)	(4,799)	(4,799)	3,783	(1,016)
SCX	810	0	0	810	0	0	0	0	810	(730)	80
UAG	10	5	0	15	0	(9)	0	(9)	6	0	6

Total Over the Counter	$1,047	$2,218	$1,935	$5,200	$(273)	$(2,903)	$(13,340)	$(16,516)

(m)

Securities with an aggregate market value of $7,182 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$16	$0	$0	$58	$74

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,047	$0	$1,047
Purchased Options	0	0	0	8	2,210	2,218
Swap Agreements	0	1,935	0	0	0	1,935

	$0	$1,935	$0	$1,055	$2,210	$5,200

	$0	$1,951	$0	$1,055	$2,268	$5,274

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$5,101	$0	$72	$5,173
Swap Agreements	0	126	0	0	34	160

	$0	$126	$5,101	$0	$106	$5,333

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	97

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$273	$0	$273
Written Options	0	154	0	14	2,735	2,903
Swap Agreements	0	66	13,274	0	0	13,340

	$0	$220	$13,274	$287	$2,735	$16,516

	$0	$346	$18,375	$287	$2,841	$21,849

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	33,908	0	(1,299)	32,609
Swap Agreements	0	2,432	0	0	(403)	2,029

	$0	$2,432	$33,908	$0	$(1,700)	$34,640

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$868	$0	$868
Purchased Options	0	0	0	0	(20)	(20)
Written Options	0	305	0	82	698	1,085
Swap Agreements	0	723	82,618	0	(8)	83,333

	$0	$1,028	$82,618	$950	$670	$85,266

	$0	$3,460	$116,526	$950	$(1,030)	$119,906

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(17,126)	$0	$(130)	$(17,256)
Swap Agreements	0	(351)	0	0	(74)	(425)

	$0	$(351)	$(17,126)	$0	$(204)	$(17,681)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$164	$0	$164
Purchased Options	0	0	0	(21)	(492)	(513)
Written Options	0	(27)	0	(8)	313	278
Swap Agreements	0	(407)	(26,940)	0	0	(27,347)

	$0	$(434)	$(26,940)	$135	$(179)	$(27,418)

	$0	$(785)	$(44,066)	$135	$(383)	$(45,099)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Loan Participations and Assignments	$398	$11,963	$1,219	$13,580
Corporate Bonds & Notes
Banking & Finance	0	193,464	0	193,464
Industrials	700	293,035	0	293,735
Utilities	0	93,099	0	93,099
Municipal Bonds & Notes
California	0	5,340	0	5,340
Florida	0	708	0	708
Georgia	0	3,596	0	3,596
Maryland	0	2,268	0	2,268
New York	0	566	0	566
Ohio	0	2,776	0	2,776
Texas	0	2,410	0	2,410
U.S. Government Agencies	0	45,020	0	45,020
U.S. Treasury Obligations	0	577,529	0	577,529

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Non-Agency Mortgage-Backed Securities	$0	$14,537	$0	$14,537
Asset-Backed Securities	0	19,333	0	19,333
Sovereign Issues	0	10,669	0	10,669
Preferred Securities
Banking & Finance	0	19,569	0	19,569
Short-Term Instruments
Repurchase Agreements	0	802	0	802

	$1,098	$1,29,684	$1,219	$1,299,001

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$152	$0	$0	$152

Total Investments	$1,250	$1,296,684	$1,219	$1,299,153

98	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,191)	$0	$(7,191)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	74	0	74
Over the counter	0	5,200	0	5,200

	$0	$5,274	$0	$5,274

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(5,101)	$(232)	$0	$(5,333)
Over the counter	0	(16,516)	0	(16,516)

	$(5,101)	$(16,748)	$0	$(21,849)

Total Financial Derivative Instruments	$(5,101)	$(11,474)	$0	$(16,575)

Totals	$(3,851)	$1,278,019	$1,219	$1,275,387

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	99

Schedule of Investments	PIMCO StocksPLUS® Short Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.4%

CORPORATE BONDS & NOTES 8.5%

BANKING & FINANCE 4.4%

Barclays PLC
7.125% due 06/15/2025 •(d)(e)	GBP	500	$756

Credit Suisse Group AG
7.250% due 09/12/2025 •(d)(e)		$1,078	1,195

Ford Motor Credit Co. LLC
3.087% due 01/09/2023		300	305

ING Groep NV
5.750% due 11/16/2026 •(d)(e)		500	548

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(d)(e)		1,323	1,535

Natwest Group PLC
8.000% due 08/10/2025 •(d)(e)		600	709

			5,048

INDUSTRIALS 3.7%

Boeing Co.
2.750% due 02/01/2026		300	313

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		300	326

CVS Pass-Through Trust
6.943% due 01/10/2030		435	527

DAE Funding LLC
1.625% due 02/15/2024		500	497

Kraft Heinz Foods Co.
5.000% due 07/15/2035		61	75
5.200% due 07/15/2045		122	153

MPLX LP
2.650% due 08/15/2030		400	402

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		900	957
4.345% due 09/17/2027		700	770
4.810% due 09/17/2030		200	225

			4,245

UTILITIES 0.4%

Pacific Gas & Electric Co.
4.550% due 07/01/2030		400	433

Total Corporate Bonds & Notes (Cost $9,053)			9,726

MUNICIPAL BONDS & NOTES 2.6%

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		94	107

WASHINGTON 2.5%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		2,185	2,835

Total Municipal Bonds & Notes (Cost $2,504)			2,942

U.S. GOVERNMENT AGENCIES 23.0%

Fannie Mae
0.434% due 09/25/2042 •		18	18
0.436% due 07/25/2037 •		34	34
0.466% due 07/25/2037 •		53	54
0.486% due 09/25/2035 •		126	127
0.496% due 09/25/2035 •		247	250
0.686% due 01/25/2051 •		82	83
0.806% due 06/25/2037 •		463	473
1.605% due 09/01/2035 •		5	5
1.805% due 07/01/2035 •		1	1
1.870% due 11/01/2035 •		1	1
2.090% due 06/01/2035 •		4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.112% due 12/01/2033 •	$1	$1
2.220% due 06/01/2035 •	4	4
2.242% due 12/01/2033 •	6	6
2.345% due 06/01/2034 •	14	14

Freddie Mac
0.464% due 03/15/2037 •	462	466
0.784% due 08/15/2037 •	643	659
0.794% due 10/15/2037 •	107	109
0.804% due 05/15/2037 - 09/15/2037 •	721	734
1.984% due 06/01/2035 •	8	9
2.171% due 11/01/2034 •	4	5
4.000% due 01/01/2048 - 03/01/2049	146	156
5.000% due 05/01/2023 - 01/01/2039	868	989
5.500% due 01/01/2035 - 03/01/2039	169	197
6.000% due 08/01/2027 - 12/01/2037	62	72

Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	3,019	3,490
6.000% due 07/15/2037 - 08/15/2037	29	32

Ginnie Mae, TBA
5.000% due 10/01/2051	6,000	6,461

Small Business Administration
4.430% due 05/01/2029	106	116

Uniform Mortgage-Backed Security
4.000% due 01/01/2025 - 06/01/2026	58	62
4.500% due 05/01/2023 - 02/01/2044	1,777	1,968
5.000% due 11/01/2025 - 01/01/2029	35	39
5.500% due 11/01/2021 - 09/01/2041	4,811	5,572
6.000% due 10/01/2026 - 05/01/2041	3,459	4,065

Total U.S. Government Agencies (Cost $24,959)		26,276

U.S. TREASURY OBLIGATIONS 1.7%

U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (h)(j)	592	706
1.375% due 02/15/2044 (j)	911	1,253

Total U.S. Treasury Obligations (Cost $1,646)		1,959

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.9%

Adjustable Rate Mortgage Trust
0.486% due 08/25/2036 •	59	60

American Home Mortgage Investment Trust
2.155% due 02/25/2045 •	1	1

Banc of America Funding Trust
2.225% due 06/25/2034 ~	1	1
2.778% due 05/25/2035 ~	2	2

Banc of America Mortgage Trust
2.685% due 07/25/2035 ^~	153	154
3.436% due 05/25/2033 ~	3	3

Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 12/25/2035 ~	5	5
2.727% due 11/25/2034 ~	3	3
2.981% due 11/25/2034 ~	20	20

Bear Stearns ALT-A Trust
2.462% due 10/25/2035 ^~	799	765

Chase Mortgage Finance Trust
2.739% due 09/25/2036 ^~	148	134
2.861% due 12/25/2035 ^~	122	117
6.000% due 12/25/2036	136	91

Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •	3	3
2.470% due 10/25/2035 •	3	3

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.466% due 09/25/2046 ^•		$848	$836
0.646% due 02/25/2037 •		94	83
0.695% due 11/25/2036 •		6	0
5.500% due 07/25/2035 ^		3	3
6.000% due 05/25/2037 ^		1,348	847

Countrywide Home Loan Mortgage Pass-Through Trust
1.985% due 02/20/2036 ^•		3	3
2.684% due 02/20/2035 ~		6	6
2.802% due 11/25/2034 ~		164	167

GSR Mortgage Loan Trust
2.622% due 11/25/2035 ~		6	6
2.859% due 09/25/2035 ~		5	5
3.133% due 11/25/2035 ^~		346	333
6.000% due 02/25/2036 ^		3,022	1,856
6.000% due 07/25/2037 ^		807	694

HarborView Mortgage Loan Trust
0.327% due 12/19/2036 ^•		1,787	1,778
0.427% due 12/19/2036 ^•		124	119
0.527% due 05/19/2035 •		6	6
3.059% due 06/19/2036 ^~		835	540

IndyMac Mortgage Loan Trust
2.998% due 06/25/2036 ~		1,774	1,792

JP Morgan Alternative Loan Trust
2.722% due 05/25/2036 ^~		856	623

JP Morgan Mortgage Trust
2.285% due 02/25/2035 ~		1	1
2.299% due 07/25/2035 ~		58	61
2.554% due 10/25/2036 ~		69	57
3.230% due 10/25/2036 ^~		424	365
5.750% due 01/25/2036 ^		25	17

Lehman Mortgage Trust
6.000% due 09/25/2037 ^		589	599

MASTR Adjustable Rate Mortgages Trust
2.426% due 07/25/2035 ^~		115	110

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.524% due 12/15/2030 •		19	18

Merrill Lynch Alternative Note Asset Trust
0.686% due 03/25/2037 •		1,064	395

Merrill Lynch Mortgage Investors Trust
0.506% due 02/25/2036 •		16	16
0.586% due 11/25/2035 •		16	16
1.941% due 05/25/2033 ~		13	13
2.965% due 09/25/2035 ^~		344	317

Mortgage Equity Conversion Asset Trust
0.580% due 05/25/2042 •		1,451	1,400

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		34	22

Prime Mortgage Trust
6.000% due 06/25/2036 ^		151	150

Residential Accredit Loans, Inc. Trust
0.386% due 02/25/2037 •		870	887
0.446% due 07/25/2036 •		2,760	1,468
0.454% due 08/25/2036 •		1,541	1,491
0.466% due 07/25/2036 •		1,497	1,541

Structured Adjustable Rate Mortgage Loan Trust
0.386% due 10/25/2035 •		8	8
1.492% due 01/25/2035 ^•		15	14
2.440% due 02/25/2034 ~		8	8

Structured Asset Mortgage Investments Trust
0.646% due 02/25/2036 ^•		11	10

Taurus UK DAC
0.899% due 05/17/2031 •	GBP	200	270

Thornburg Mortgage Securities Trust
1.479% due 06/25/2047 ^•		$716	620

WaMu Mortgage Pass-Through Certificates Trust
1.292% due 11/25/2042 •		2	2
1.763% due 10/25/2046 •		62	61
3.093% due 02/25/2037 ^~		255	255

Wells Fargo Mortgage-Backed Securities Trust
2.735% due 12/25/2036 ^~		366	367

Total Non-Agency Mortgage-Backed Securities (Cost $21,579)			21,618

100	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 12.9%

ACE Securities Corp. Home Equity Loan Trust
0.206% due 10/25/2036 •		$7	$4

Bear Stearns Asset-Backed Securities Trust
0.326% due 06/25/2047 •		2,624	2,608
0.406% due 08/25/2036 •		984	954

Citigroup Mortgage Loan Trust
0.246% due 12/25/2036 •		773	523

Countrywide Asset-Backed Certificates
0.236% due 05/25/2037 •		140	140
0.266% due 06/25/2047 •		63	63

Fieldstone Mortgage Investment Trust
0.466% due 05/25/2036 •		1,548	1,275

First Franklin Mortgage Loan Trust
0.226% due 09/25/2036 •		122	122
0.406% due 04/25/2036 •		108	106

GSAMP Trust
0.136% due 12/25/2046 •		1,893	1,283

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	400	460

Long Beach Mortgage Loan Trust
0.386% due 05/25/2036 •		$697	475
0.646% due 10/25/2034 •		6	5

Massachusetts Educational Financing Authority
1.075% due 04/25/2038 •		170	171

Morgan Stanley ABS Capital, Inc. Trust
0.176% due 01/25/2037 •		1,869	1,150

Option One Mortgage Loan Trust
0.226% due 01/25/2037 •		1,738	1,251

Residential Asset Securities Corp. Trust
0.386% due 08/25/2036 •		274	272

Securitized Asset-Backed Receivables LLC Trust
0.166% due 08/25/2036 •		1,395	605
0.566% due 07/25/2036 •		1,275	749
1.046% due 01/25/2036 ^•		2,395	2,200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
0.426% due 12/25/2036 •		$290	$287

Total Asset-Backed Securities (Cost $13,129)			14,703

SOVEREIGN ISSUES 6.9%

Brazil Government International Bond
4.750% due 01/14/2050		389	345

Canada Government International Bond
2.750% due 12/01/2048	CAD	7,300	6,721

Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	506	5
0.100% due 03/10/2029 (c)		25,325	235

Saudi Government International Bond
3.450% due 02/02/2061		$400	394
4.500% due 10/26/2046		200	231

Total Sovereign Issues (Cost $8,077)			7,931

		SHARES
PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 01/30/2022 ~(d)		750,000	754

Total Preferred Securities (Cost $750)			754

SHORT-TERM INSTRUMENTS 11.2%

REPURCHASE AGREEMENTS (f) 0.6%
			714

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 10.6%
0.043% due 02/17/2022 (a)(b)(j)	$12,067	$12,065

Total Short-Term Instruments (Cost $12,779)		12,779

Total Investments in Securities (Cost $94,476)		98,688

	SHARES
INVESTMENTS IN AFFILIATES 24.8%

SHORT-TERM INSTRUMENTS 24.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.8%

PIMCO Short-Term Floating NAV Portfolio III	2,868,475	28,289

Total Short-Term Instruments (Cost $28,284)		28,289

Total Investments in Affiliates (Cost $28,284)		28,289

Total Investments 111.2% (Cost $122,760)		$126,977

Financial Derivative Instruments (g)(i) (2.6)% (Cost or Premiums, net $(2,279))		(2,948)

Other Assets and Liabilities, net (8.6)%		(9,837)

Net Assets 100.0%		$114,192

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$714	U.S. Treasury Notes 1.625% due 12/15/2022	$(728)	$714	$714

Total Repurchase Agreements						$(728)	$714	$714

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	101

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(1)
Sovereign Issues (6.5)%
Canada Government International Bond	2.750%	12/01/2048	CAD	8,100	$(7,746)	$(7,520)

Total Short Sales (6.5)%					$(7,746)	$(7,520)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(1)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$714	$0	$0	$0	$714	$(728)	$(14)

Master Securities Forward Transaction Agreement
TDM	0	0	0	(7,520)	(7,520)	0	(7,520)

Total Borrowings and Other Financing Transactions	$714	$0	$0	$(7,520)

(1)	Payable for short sales includes $63 of accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(685) at a weighted average interest rate of 0.100%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2022	49	$12,189	$(4)	$1	$0
Euro-Bund 10-Year Bond December Futures	12/2021	4	787	(12)	1	(1)
U.S. Treasury 2-Year Note December Futures	12/2021	53	11,663	(6)	2	0

				$(22)	$4	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2024	49	$(12,053)	$25	$0	$(1)
E-mini S&P 500 Index December Futures	12/2021	128	(27,506)	594	289	(2)
U.S. Treasury 5-Year Note December Futures	12/2021	40	(4,910)	25	0	(3)
U.S. Treasury 10-Year Note December Futures	12/2021	84	(11,055)	168	0	(12)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	7	(1,337)	64	1	0

				$876	$290	$(18)

Total Futures Contracts				$854	$294	$(19)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$	700	$(58)	$(7)	$(65)	$1	$0
CDX.IG-36 5-Year Index	(1.000)	Quarterly	06/20/2026		36,100	(890)	9	(881)	11	0
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026		20,800	(516)	16	(500)	10	0
iTraxx Europe Main 36 5-Year Index	(1.000)	Quarterly	12/20/2026	EUR	21,400	(645)	(12)	(657)	0	(2)

						$(2,109)	$6	$(2,103)	$22	$(2)

102	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	200	$(7)	$(1)	$(8)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		500	(18)	(2)	(20)	0	0

						$(25)	$(3)	$(28)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	2,400	$19	$(91)	$(72)	$0	$(11)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		1,700	(30)	183	153	25	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	10,500	(6)	(11)	(17)	0	0
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	6,100	0	(38)	(38)	1	0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		7,400	0	(46)	(46)	1	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		900	13	46	59	0	(5)
Receive	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	5,100	0	8	8	0	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		11,300	(5)	12	7	1	0
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		8,000	0	13	13	1	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		8,000	(14)	1	(13)	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		8,000	0	13	13	1	0
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		8,000	(14)	1	(13)	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		8,000	0	17	17	1	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		8,000	(17)	1	(16)	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		15,900	5	32	37	2	0
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		15,900	(39)	2	(37)	0	(2)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	$	66,000	(768)	179	(589)	0	(5)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	11/15/2045		2,200	0	(447)	(447)	4	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,500	726	(232)	494	0	(6)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	800	8	15	23	0	(1)
Pay(5)	6-Month EUR-EURIBOR	0.471	Annual	11/03/2023	EUR	21,900	0	(29)	(29)	1	0
Receive(5)	6-Month EUR-EURIBOR	0.025	Annual	11/03/2031		1,400	0	33	33	0	0
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		2,700	52	(45)	7	0	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		900	(37)	37	0	3	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	31,300	(9)	3	(6)	0	0
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		124,000	(76)	19	(57)	7	0
Pay	UKRPI	3.593	Maturity	11/15/2028	GBP	2,900	53	(123)	(70)	27	0
Pay	UKRPI	3.415	Maturity	02/15/2030		100	0	(9)	(9)	1	0
Receive	UKRPI	3.397	Maturity	11/15/2030		300	0	38	38	0	(3)
Receive	UKRPI	3.445	Maturity	11/15/2030		600	0	71	71	0	(6)
Receive	UKRPI	3.510	Maturity	11/15/2030		300	0	32	32	0	(3)
Pay	UKRPI	3.217	Maturity	11/15/2040		500	0	(135)	(135)	9	0
Pay	UKRPI	3.272	Maturity	11/15/2040		400	0	(99)	(99)	7	0
Pay	UKRPI	3.273	Maturity	11/15/2040		600	0	(149)	(149)	11	0
Pay	UKRPI	3.340	Maturity	11/15/2040		500	0	(110)	(110)	9	0
Receive	UKRPI	3.000	Maturity	11/15/2050		200	0	94	94	0	(6)
Receive	UKRPI	3.051	Maturity	11/15/2050		400	0	173	173	0	(11)
Receive	UKRPI	3.143	Maturity	11/15/2050		200	0	73	73	0	(5)

							$(139)	$(468)	$(607)	$112	$(67)

Total Swap Agreements							$(2,273)	$(465)	$(2,738)	$134	$(69)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$294	$134	$428	$0		$(19)		$(69)	$(88)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	103

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

(h)

Securities with an aggregate market value of $696 and cash of $3,186 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	CAD	2,935		$2,285	$0	$(32)
	10/2021	CNH	4,545		702	0	(2)
	10/2021	MXN	744		37	1	0
	10/2021		$1,620	GBP	1,198	0	(6)
	11/2021	GBP	1,198		$1,620	6	0
	11/2021	IDR	415,634		29	0	0
	11/2021	TWD	23,811		861	3	0
	11/2021		$10	RUB	760	0	0
	12/2021	ZAR	1,844		$129	8	0

BPS	10/2021	BRL	27,491		5,054	6	0
	10/2021	CNH	2,708		418	0	(2)
	10/2021	JPY	9,700		88	1	0
	10/2021	MXN	13,249		653	11	0
	10/2021		$5,203	BRL	27,491	0	(155)
	10/2021		3,037	JPY	333,900	0	(37)
	10/2021		562	MXN	11,324	0	(14)
	11/2021	BRL	27,491		$5,178	153	0
	11/2021	IDR	6,585,300		458	0	0
	11/2021	MXN	22,533		1,116	30	0
	11/2021		$107	EUR	91	0	(2)
	11/2021		87	TWD	2,401	0	(1)
	12/2021	MXN	11,324		$558	14	0
	12/2021	SGD	543		399	0	(1)

BRC	11/2021		$12	RUB	914	0	0

CBK	10/2021	JPY	8,400		$76	1	0
	10/2021	MXN	915		46	2	0
	10/2021		$185	JPY	20,400	0	(1)
	11/2021	IDR	516,812		$36	0	0
	11/2021		$2,746	EUR	2,329	0	(46)
	11/2021		58	TWD	1,600	0	0
	12/2021	CNH	1,513		$233	0	0

FBF	11/2021		$11	RUB	840	0	0

GLM	10/2021	CNH	1,373		$212	0	(1)
	10/2021	TRY	6		1	0	0
	10/2021		$2,089	MXN	42,410	0	(42)
	10/2021		88	RUB	6,647	3	0
	11/2021	TWD	12,627		$458	3	0
	11/2021		$13	RUB	960	0	0
	12/2021	CNH	1,519		$233	0	(1)
	12/2021	SGD	295		218	1	0
	12/2021		$156	IDR	2,245,984	0	0
	12/2021	ZAR	87		$6	0	0

HUS	10/2021	MXN	11,324		569	20	0
	10/2021	RUB	2,129		29	0	0

104	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2021		$384	CNH	2,483	$0	$0
	10/2021		3,284	JPY	361,200	0	(39)
	10/2021		24	RUB	1,811	1	0
	11/2021	CNH	1,644		$254	0	0
	11/2021		$1,433	EUR	1,219	0	(20)
	11/2021		2	RUB	161	0	0
	12/2021		46	IDR	660,149	0	0

IND	12/2021	SGD	540		$400	2	0

JPM	10/2021	RUB	5,657		77	0	0
	10/2021		$85	CNH	548	0	0
	10/2021		1,784	MXN	37,533	34	0
	11/2021		136	IDR	1,959,069	0	0
	12/2021	SGD	578		$426	1	0

MYI	10/2021	BRL	27,599	EUR	4,393	21	0
	10/2021		55,090		$10,207	91	0
	10/2021	EUR	4,461	BRL	27,599	0	(100)
	10/2021		4,461		$5,222	54	0
	10/2021		$10,196	BRL	55,090	0	(80)
	10/2021		1,339	CAD	1,695	0	(1)
	11/2021	TWD	6,611		$240	2	0
	11/2021		$5,100	BRL	27,599	0	(55)
	11/2021		177	EUR	151	0	(2)
	11/2021		45	IDR	641,285	0	0

RBC	10/2021		134	CAD	169	0	(1)
	12/2021	ZAR	487		$34	2	0

RYL	12/2021	SGD	355		262	0	0

SCX	10/2021	GBP	1,198		1,642	28	0
	10/2021	JPY	489,066		4,453	59	0
	10/2021		$314	RUB	23,586	9	0
	11/2021		1,737	JPY	193,734	4	0
	12/2021	CNH	1,793		$276	0	(1)
	12/2021		$95	IDR	1,362,698	0	(1)
	12/2021		4,085	SGD	5,407	0	(103)
	12/2021		294	ZAR	4,209	0	(17)

SOG	12/2021	SGD	555		$409	0	0

SSB	12/2021		461		341	2	0

TOR	10/2021	CAD	2,142		1,695	4	0
	10/2021	JPY	14,600		133	2	0
	10/2021	MXN	24,284		1,203	27	0
	10/2021		$2,536	CAD	3,213	0	0
	11/2021	CAD	3,213		$2,536	0	(1)
	12/2021	CNH	1,627		251	0	0
	12/2021	MXN	22,681		1,125	36	0
	12/2021		$48	IDR	682,883	0	0
	01/2022		1,185	MXN	24,284	0	(27)

UAG	10/2021	RUB	2,854		$39	0	0
	10/2021		$73	RUB	5,479	2	0
	11/2021		42		3,158	1	0
	12/2021	SGD	189		$141	2	0
	12/2021		$320	ZAR	4,643	0	(14)
	12/2021	ZAR	138		$10	1	0

Total Forward Foreign Currency Contracts						$648	$(805)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	27,100	$260	$187

Total Purchased Options							$260	$187

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	105

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750%	12/15/2021	1,100	$ (1)	$ (1)

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	1,000	(1)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	560	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	600	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	600	(1)	(1)

DUB	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	200	1	0

GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	800	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	900	(1)	(1)

						$(6)	$(5)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	54,100	$(260)	$(163)

Total Written Options							$(266)	$(168)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	S&P 500 Total Return Index	4,815	0.391% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	02/02/2022	$37,917	$0	$(5,270)	$0	$(5,270)

GST	Pay	S&P 500 Total Return Index	4,789	0.530% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/05/2022	45,177	0	2,120	2,120	0

Total Swap Agreements								$0	$(3,150)	$2,120	$(5,270)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$18	$0	$0	$18	$(40)	$0	$0	$(40)	$(22)	$0	$(22)
BPS	215	0	0	215	(212)	(1)	(5,270)	(5,483)	(5,268)	5,788	520
BRC	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
CBK	3	0	0	3	(47)	0	0	(47)	(44)	0	(44)
DUB	0	0	0	0	0	0	0	0	0	(10)	(10)
GLM	7	0	0	7	(44)	0	0	(44)	(37)	0	(37)
GST	0	0	2,120	2,120	0	(2)	0	(2)	2,118	(1,680)	438
HUS	21	0	0	21	(59)	0	0	(59)	(38)	0	(38)
IND	2	0	0	2	0	0	0	0	2	0	2
JPM	35	0	0	35	0	0	0	0	35	0	35
MYC	0	0	0	0	0	0	0	0	0	(1,834)	(1,834)
MYI	168	0	0	168	(238)	0	0	(238)	(70)	0	(70)
NGF	0	187	0	187	0	(163)	0	(163)	24	0	24
RBC	2	0	0	2	(1)	0	0	(1)	1	0	1
SCX	100	0	0	100	(122)	0	0	(122)	(22)	0	(22)
SSB	2	0	0	2	0	0	0	0	2	0	2
TOR	69	0	0	69	(28)	0	0	(28)	41	0	41
UAG	6	0	0	6	(14)	0	0	(14)	(8)	0	(8)

Total Over the Counter	$648	$187	$2,120	$2,955	$(805)	$(168)	$(5,270)	$(6,243)

106	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

(j)

Securities with an aggregate market value of $5,788 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$289	$0	$5	$294
Swap Agreements	0	22	0	0	112	134

	$0	$22	$289	$0	$117	$428

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$648	$0	$648
Purchased Options	0	0	0	0	187	187
Swap Agreements	0	0	2,120	0	0	2,120

	$0	$0	$2,120	$648	$187	$2,955

	$0	$22	$2,409	$648	$304	$3,383

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$2	$0	$17	$19
Swap Agreements	0	2	0	0	67	69

	$0	$2	$2	$0	$84	$88

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$805	$0	$805
Written Options	0	5	0	0	163	168
Swap Agreements	0	0	5,270	0	0	5,270

	$0	$5	$5,270	$805	$163	$6,243

	$0	$7	$5,272	$805	$247	$6,331

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(6,302)	$0	$(1,180)	$(7,482)
Swap Agreements	0	(990)	0	0	(1,466)	(2,456)

	$0	$(990)	$(6,302)	$0	$(2,646)	$(9,938)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,862	$0	$1,862
Purchased Options	0	0	0	(3)	37	34
Written Options	0	48	0	396	139	583
Swap Agreements	0	1,715	(37,975)	0	0	(36,260)

	$0	$1,763	$(37,975)	$2,255	$176	$(33,781)

	$0	$773	$(44,277)	$2,255	$(2,470)	$(43,719)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	107

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)	September 30, 2021	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$1,168	$0	$(1,689)	$(521)
Swap Agreements	0	221	0	0	697	918

	$0	$221	$1,168	$0	$(992)	$397

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,894)	$0	$(1,894)
Purchased Options	0	0	0	(25)	(163)	(188)
Written Options	0	(24)	0	(88)	100	(12)
Swap Agreements	0	(1,501)	9,781	0	0	8,280

	$0	$(1,525)	$9,781	$(2,007)	$(63)	$6,186

	$0	$(1,304)	$10,949	$(2,007)	$(1,055)	$6,583

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,048	$0	$5,048
Industrials	0	4,245	0	4,245
Utilities	0	433	0	433
Municipal Bonds & Notes
Illinois	0	107	0	107
Washington	0	2,835	0	2,835
U.S. Government Agencies	0	26,276	0	26,276
U.S. Treasury Obligations	0	1,959	0	1,959
Non-Agency Mortgage-Backed Securities	0	21,618	0	21,618
Asset-Backed Securities	0	14,703	0	14,703
Sovereign Issues	0	7,931	0	7,931
Preferred Securities
Banking & Finance	0	754	0	754
Short-Term Instruments
Repurchase Agreements	0	714	0	714
U.S. Treasury Bills	0	12,065	0	12,065

	$0	$98,688	$0	$98,688

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,289	$0	$0	$28,289

Total Investments	$28,289	$98,688	$0	$126,977

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(7,520)	$0	$(7,520)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	290	138	0	428
Over the counter	0	2,955	0	2,955

	$290	$3,093	$0	$3,383

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(85)	0	(88)
Over the counter	0	(6,243)	0	(6,243)

	$(3)	$(6,328)	$0	$(6,331)

Total Financial Derivative Instruments	$287	$(3,235)	$0	$(2,948)

Totals	$28,576	$87,933	$0	$116,509

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

108	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Small Fund	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 68.8%

CORPORATE BONDS & NOTES 9.9%

BANKING & FINANCE 6.6%

Aviation Capital Group LLC
5.500% due 12/15/2024		$500	$561

Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		800	825

Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(f)(g)	EUR	1,200	1,491

Barclays Bank PLC
7.625% due 11/21/2022 (g)		$244	262

Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~		3,200	3,256
7.125% due 06/15/2025 •(f)(g)	GBP	3,100	4,689
8.000% due 06/15/2024 •(f)(g)		$1,700	1,921

CIT Group, Inc.
5.000% due 08/15/2022		200	207

Citigroup, Inc.
1.224% (US0003M + 1.100%) due 05/17/2024 ~		300	305

Credit Suisse Group AG
1.354% (US0003M + 1.240%) due 06/12/2024 ~		2,000	2,031
3.091% due 05/14/2032 •		1,300	1,330
3.750% due 03/26/2025		600	647
7.500% due 07/17/2023 •(f)(g)		2,600	2,787
7.500% due 12/11/2023 •(f)(g)		1,600	1,752

Danske Bank A/S
1.174% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,316

Deutsche Bank AG
1.315% (US0003M + 1.190%) due 11/16/2022 ~		1,700	1,716
1.354% (US0003M + 1.230%) due 02/27/2023 ~		4,000	4,045
1.375% due 09/03/2026 •	EUR	2,400	2,887
1.625% due 01/20/2027		4,600	5,616
1.750% due 01/17/2028		400	491
3.961% due 11/26/2025 •		$1,900	2,056
4.250% due 10/14/2021		7,066	7,074

Discover Bank
3.450% due 07/27/2026		1,700	1,844
4.650% due 09/13/2028		2,700	3,131

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,100	1,254

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,000	1,282

Ford Motor Credit Co. LLC
1.198% (US0003M + 1.080%) due 08/03/2022 ~		$200	199
3.087% due 01/09/2023		1,300	1,321
3.550% due 10/07/2022		2,600	2,653
4.687% due 06/09/2025		200	214
5.125% due 06/16/2025		200	218

HSBC Holdings PLC
2.848% due 06/04/2031 •		200	205
4.292% due 09/12/2026 •		1,400	1,545
4.300% due 03/08/2026		300	334
5.250% due 09/16/2022 •(f)(g)	EUR	1,100	1,316

ING Groep NV
5.750% due 11/16/2026 •(f)(g)		$1,000	1,095

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(f)(g)	EUR	1,300	1,840

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		$5,800	5,925

Lloyds Banking Group PLC
4.550% due 08/16/2028		1,000	1,153
7.500% due 09/27/2025 •(f)(g)		2,500	2,901
7.875% due 06/27/2029 •(f)(g)	GBP	900	1,551

Nationwide Building Society
4.363% due 08/01/2024 •		$1,500	1,597

Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,349

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.519% due 06/25/2024 •		$1,500	$1,597
4.892% due 05/18/2029 •		1,700	1,981
8.000% due 08/10/2025 •(f)(g)		1,100	1,301

Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		300	300
2.600% due 09/28/2022		300	306
2.650% due 07/13/2022		800	812

Nomura Holdings, Inc.
1.851% due 07/16/2025		1,700	1,726
2.679% due 07/16/2030		1,300	1,314
3.103% due 01/16/2030		1,900	1,981

Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		2,200	2,382

Standard Chartered PLC
1.456% due 01/14/2027 •		3,500	3,448

Stellantis Finance US, Inc.
2.691% due 09/15/2031		4,600	4,558

UBS AG
5.125% due 05/15/2024 (g)		3,300	3,614
7.625% due 08/17/2022 (g)		300	318

UBS Group AG
4.125% due 09/24/2025		400	442

Wells Fargo & Co.
2.393% due 06/02/2028 •		16,200	16,722

WPC Eurobond BV
2.250% due 04/09/2026	EUR	3,300	4,140

			128,134

INDUSTRIALS 2.6%

Aker BP ASA
2.875% due 01/15/2026		$600	634

BAT Capital Corp.
3.222% due 08/15/2024		100	106

BAT International Finance PLC
3.950% due 06/15/2025		400	435

Boeing Co.
2.750% due 02/01/2026		1,100	1,146

Broadcom, Inc.
2.450% due 02/15/2031		1,300	1,260
3.419% due 04/15/2033		2,900	3,004
3.500% due 02/15/2041		700	693
3.750% due 02/15/2051		300	300

Centene Corp.
4.250% due 12/15/2027		900	943

Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,115
4.908% due 07/23/2025		700	788

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,000	1,086

DAE Funding LLC
1.625% due 02/15/2024		1,500	1,493
2.625% due 03/20/2025		800	816
3.375% due 03/20/2028		900	930
5.250% due 11/15/2021		200	200

Expedia Group, Inc.
6.250% due 05/01/2025		527	608

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK)
3.625% due 05/15/2025 (b)	EUR	2,800	3,300

Imperial Brands Finance PLC
3.125% due 07/26/2024		$200	211
3.500% due 07/26/2026		200	214

INEOS Finance PLC
2.125% due 11/15/2025	EUR	3,100	3,580

Kraft Heinz Foods Co.
5.000% due 07/15/2035		$100	123
5.200% due 07/15/2045		100	125

MPLX LP
2.650% due 08/15/2030		1,300	1,305

Nissan Motor Co. Ltd.
3.043% due 09/15/2023		1,100	1,145
3.522% due 09/17/2025		2,000	2,127
4.345% due 09/17/2027		2,300	2,528
4.810% due 09/17/2030		1,700	1,913

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Perrigo Finance Unlimited Co.
3.150% due 06/15/2030	$1,200	$1,242

President and Fellows of Harvard College
6.500% due 01/15/2039	1,100	1,726

Sands China Ltd.
2.850% due 03/08/2029	1,800	1,735
3.250% due 08/08/2031	1,700	1,644
5.125% due 08/08/2025	1,300	1,401
5.400% due 08/08/2028	1,300	1,437

Spirit AeroSystems, Inc.
3.950% due 06/15/2023	600	612

T-Mobile USA, Inc.
3.500% due 04/15/2031	1,000	1,056

Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	1,800	1,828
3.375% due 07/09/2060	1,400	1,464

Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	1,600	1,721

		50,994

UTILITIES 0.7%

AT&T, Inc.
2.250% due 02/01/2032	400	390

Georgia Power Co.
2.650% due 09/15/2029	800	834

Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	6,300	6,303
3.000% due 06/15/2028	1,000	1,018
4.550% due 07/01/2030	1,200	1,299

Petrobras Global Finance BV
5.093% due 01/15/2030	1,012	1,071

Sprint Communications, Inc.
6.000% due 11/15/2022	1,500	1,579

Sprint Corp.
7.125% due 06/15/2024	300	342
7.875% due 09/15/2023	800	895

		13,731

Total Corporate Bonds & Notes (Cost $186,253)		192,859

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.2%

Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	3,887

COLORADO 0.2%

Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	3,114	3,562

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	104	118

NEW YORK 0.1%

New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,252

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	595	772

Total Municipal Bonds & Notes (Cost $8,372)		9,591

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	109

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.7%

Fannie Mae
0.436% due 07/25/2037 •	$10	$10
0.466% due 07/25/2037 •	15	16
0.486% due 09/25/2035 •	52	53
2.310% due 08/01/2022	96	97

Freddie Mac
0.794% due 10/15/2037 •	20	20
4.000% due 01/01/2048	1,792	1,930
6.000% due 04/01/2040	3	3

Ginnie Mae
0.436% due 08/20/2047 •	587	583
6.000% due 12/15/2038	43	49

Ginnie Mae, TBA
5.000% due 10/01/2051	5,400	5,815

Small Business Administration
5.290% due 12/01/2027	14	16
5.720% due 01/01/2029	257	283
6.020% due 08/01/2028	174	193

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	13,254	14,087
4.000% due 08/01/2025 - 03/01/2026	57	61
5.500% due 09/01/2023	1	1
6.000% due 07/01/2035 - 05/01/2041	581	682
7.500% due 04/01/2024 - 11/01/2037	59	65

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2051	25,900	28,014

Total U.S. Government Agencies (Cost $50,898)		51,978

U.S. TREASURY OBLIGATIONS 24.0%

U.S. Treasury Bonds
1.375% due 11/15/2040	6,800	6,111
3.000% due 08/15/2048	500	596
3.000% due 02/15/2049	19,000	22,718
4.625% due 02/15/2040	4,500	6,433

U.S. Treasury Inflation Protected Securities (e)
0.625% due 02/15/2043	712	850
0.750% due 02/15/2045	2,086	2,570
1.000% due 02/15/2046	4,608	6,009
1.000% due 02/15/2048	10,848	14,418
1.375% due 02/15/2044	6,324	8,697

U.S. Treasury Notes
0.375% due 12/31/2025 (k)	4,100	4,018
0.375% due 01/31/2026	10,200	9,983
0.500% due 02/28/2026	16,600	16,323
1.625% due 02/15/2026	3,300	3,406
1.750% due 12/31/2024 (k)	10,300	10,689
1.875% due 07/31/2022	15,300	15,529
2.000% due 07/31/2022 (k)	8,000	8,128
2.000% due 11/30/2022	13,100	13,388
2.000% due 08/15/2025 (k)	5,800	6,075
2.250% due 08/15/2027 (m)	100	106
2.375% due 05/15/2029	90,400	97,062
2.625% due 12/31/2025	12,100	12,998
2.625% due 02/15/2029	145,600	158,786
2.750% due 02/15/2024 (k)	10,500	11,094
3.000% due 09/30/2025 (k)	30,200	32,837

Total U.S. Treasury Obligations (Cost $438,930)		468,824

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%

Adjustable Rate Mortgage Trust
5.149% due 11/25/2037 ^~	5,208	4,764

American Home Mortgage Assets Trust
1.012% due 11/25/2046 •	6,616	2,757

BCAP LLC Trust
6.000% due 03/26/2037 ~	4,876	3,227

Bear Stearns ALT-A Trust
2.776% due 11/25/2035 ^~	148	144
3.001% due 11/25/2035 ^~	3,787	2,827

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ChaseFlex Trust
0.386% due 07/25/2037 •		$3,293	$3,089

Citigroup Mortgage Loan Trust
0.156% due 01/25/2037 •		3	3
2.520% due 03/25/2036 ^•		92	92

Citigroup Mortgage Loan Trust, Inc.
2.662% due 08/25/2035 ~		36	38

CitiMortgage Alternative Loan Trust
0.686% due 04/25/2037 •		1,317	1,111

Countrywide Alternative Loan Trust
0.246% due 02/25/2047 •		13	13
0.246% due 09/25/2047 •		1,885	1,847
0.286% due 06/25/2037 •		45	44
0.326% due 12/25/2046 •		3,582	3,493
1.092% due 02/25/2036 •		5	5
5.750% due 02/25/2037		810	598
6.000% due 08/25/2035		1,333	859
6.000% due 06/25/2047 ^		1,981	1,452

Countrywide Home Loan Mortgage Pass-Through Trust
2.684% due 02/20/2035 ~		1	1
2.802% due 11/25/2034 ~		3	3
3.081% due 11/25/2037 ~		649	649
5.500% due 11/25/2035 ^		25	19

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.416% due 08/25/2037 ^•		2,523	2,179

GSR Mortgage Loan Trust
2.622% due 11/25/2035 ~		2	2

HarborView Mortgage Loan Trust
0.277% due 01/19/2038 •		299	290
0.292% due 12/19/2036 •		874	830
0.427% due 12/19/2036 ^•		321	308

Hawksmoor Mortgages
1.100% due 05/25/2053 •	GBP	6,174	8,356

JP Morgan Mortgage Trust
2.285% due 02/25/2035 ~		$1	1
2.299% due 07/25/2035 ~		12	12
2.504% due 07/25/2035 ~		1,891	1,945
2.579% due 08/25/2034 ~		34	35
5.750% due 01/25/2036 ^		12	8

JP Morgan Resecuritization Trust
0.204% due 06/26/2037 •		3,201	3,157

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		3,100	3,108

Lehman Mortgage Trust
0.736% due 11/25/2036 •		1,282	729

Lehman XS Trust
0.536% due 08/25/2046 •		1,558	1,591

Merrill Lynch Mortgage Investors Trust
2.965% due 09/25/2035 ^~		55	51

Morgan Stanley Mortgage Loan Trust
1.016% due 11/25/2035 •		2,385	2,377

MortgageIT Securities Corp. Mortgage Loan Trust
0.316% due 06/25/2047 •		925	925

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,986	3,089
2.750% due 11/25/2059 ~		5,116	5,269

PRET LLC
1.843% due 09/25/2051 «þ		6,000	5,998

Residential Accredit Loans, Inc. Trust
0.454% due 08/25/2036 •		410	396
0.486% due 05/25/2047 •		4,342	4,227

Ripon Mortgages PLC
0.868% due 08/20/2056 •	GBP	20,576	27,772

Structured Adjustable Rate Mortgage Loan Trust
2.617% due 04/25/2035 ~		$86	83

Structured Asset Mortgage Investments Trust
0.206% due 08/25/2036 •		6,201	5,915
0.546% due 02/25/2036 •		454	479

Structured Asset Securities Corp.
0.436% due 04/25/2035 •		1,576	1,488

Taurus UK DAC
0.899% due 05/17/2031 •	GBP	1,200	1,622

Towd Point Mortgage Funding
0.950% due 07/20/2045 •		8,657	11,707

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Funding PLC
1.097% due 10/20/2051 •	GBP	2,597	$3,529

UBS Commercial Mortgage Trust
3.504% due 12/15/2050		$3,395	3,656

WaMu Mortgage Pass-Through Certificates Trust
0.822% due 01/25/2047 •		13	13
0.862% due 05/25/2047 •		2,399	2,348
1.246% due 11/25/2045 •		2,021	2,034
1.763% due 09/25/2046 •		30	30
1.763% due 10/25/2046 •		23	22
2.647% due 01/25/2037 ^~		186	170
2.734% due 06/25/2037 ^~		746	733
2.875% due 12/25/2035 ~		1,167	1,192
3.131% due 08/25/2036 ^~		86	85

Wells Fargo Mortgage-Backed Securities Trust
2.735% due 12/25/2036 ^~		110	110

Total Non-Agency Mortgage-Backed Securities (Cost $129,501)			134,906

ASSET-BACKED SECURITIES 11.5%

Aames Mortgage Investment Trust
1.076% due 07/25/2035 •		2,243	2,245

Adagio CLO DAC
0.720% due 10/15/2031 •	EUR	3,300	3,829

Ares European CLO
0.660% due 10/15/2030 •		6,000	6,960

Armada Euro CLO DAC
0.720% due 07/15/2031 •		8,200	9,476

Asset-Backed Funding Certificates Trust
0.216% due 01/25/2037 •		$2,083	1,634

Asset-Backed Securities Corp. Home Equity Loan Trust
1.046% due 07/25/2035 •		179	180

Bain Capital Euro DAC
0.740% due 01/20/2032 •	EUR	3,500	4,061

Bear Stearns Asset-Backed Securities Trust
0.286% due 12/25/2036 •		$67	67
0.386% due 07/25/2036 •		596	595
0.406% due 08/25/2036 •		456	442
0.776% due 02/25/2036 •		1,776	1,771

Blackrock European CLO DAC
0.620% due 10/15/2031 •	EUR	3,200	3,697

BNC Mortgage Loan Trust
0.406% due 10/25/2036 •		$730	725

Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	3,100	3,582
0.780% due 10/15/2031 •		2,200	2,552

Carlyle Euro CLO DAC
0.700% due 01/15/2031 •		1,900	2,203
0.890% due 08/15/2032 •		3,600	4,175

CIT Mortgage Loan Trust
1.436% due 10/25/2037 •		$1,023	1,033

Citigroup Mortgage Loan Trust
0.146% due 07/25/2045 •		98	84
0.246% due 12/25/2036 •		2,574	1,742

Citigroup Mortgage Loan Trust, Inc.
0.536% due 10/25/2036 •		1,437	1,435

Countrywide Asset-Backed Certificates
0.226% due 06/25/2037 •		817	781
0.226% due 06/25/2047 ^•		863	832
0.276% due 11/25/2037 •		149	145
0.336% due 06/25/2047 •		1,200	1,175
0.606% due 12/25/2036 ^•		3,514	3,463
0.626% due 03/25/2036 •		1,107	1,094
0.646% due 09/25/2036 •		195	195
0.671% due 05/25/2036 •		2,500	2,487
0.686% due 07/25/2036 •		151	151
4.453% due 10/25/2046 ^~		268	277

Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		6	5

CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	2,300	2,666
0.650% due 10/15/2031 •		5,900	6,835

Euro-Galaxy CLO DAC
0.620% due 04/24/2034 •		2,300	2,652

110	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fieldstone Mortgage Investment Trust
0.821% due 12/25/2035 •		$4,642	$4,641

Fremont Home Loan Trust
0.186% due 08/25/2036 •		92	40
0.426% due 02/25/2036 •		1,770	1,751

GSAA Home Equity Trust
0.486% due 03/25/2037 •		4,516	1,809
3.068% due 03/25/2036 ~		4,030	3,169

GSAMP Trust
0.236% due 08/25/2036 •		1,882	1,867
0.316% due 01/25/2037 •		2,700	2,486
0.776% due 11/25/2035 •		3,056	3,051
1.406% due 12/25/2034 ^•		1,178	1,051

Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,100	2,415
0.760% due 07/15/2031 •		7,900	9,140
0.960% due 10/20/2031 •		5,000	5,783
1.040% due 07/15/2031		1,000	1,158

Home Equity Loan Trust
0.426% due 04/25/2037 •		$5,300	4,686

Home Equity Mortgage Loan Asset-Backed Trust
1.151% due 08/25/2035 •		2,000	1,999

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.136% due 11/25/2034 •		163	163

JP Morgan Mortgage Acquisition Trust
0.296% due 10/25/2036 •		50	50

Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	3,050	3,525
0.650% due 04/15/2031 •		1,400	1,624

Laurelin DAC
0.720% due 10/20/2031 •		4,900	5,649

Long Beach Mortgage Loan Trust
0.526% due 02/25/2036 •		$2,955	2,942

Mackay Shields EURO CLO DAC
1.550% due 08/15/2033 •	EUR	700	812

Man GLG Euro CLO DAC
0.680% due 10/15/2030 •		1,100	1,276

MASTR Specialized Loan Trust
0.346% due 06/25/2046 •		$2,462	2,409
0.606% due 02/25/2036 •		703	690

Merrill Lynch Mortgage Investors Trust
0.306% due 08/25/2037 •		6,239	4,079

Morgan Stanley ABS Capital, Inc. Trust
0.186% due 07/25/2036 •		3	2
0.246% due 09/25/2036 •		2,610	1,514
0.301% due 03/25/2037 •		15,021	8,312

Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^þ		4,058	2,048

Option One Mortgage Loan Trust
0.216% due 07/25/2037 •		2,807	2,443
0.226% due 01/25/2037 •		3,332	2,397
0.306% due 04/25/2037 •		2,655	2,153
0.306% due 05/25/2037 •		1,525	1,174
0.396% due 04/25/2037 •		315	225

Palmer Square European Loan Funding DAC
0.780% due 04/15/2031 •	EUR	6,700	7,762

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.811% due 02/25/2035 •		$6,262	6,319

Popular ABS Mortgage Pass-Through Trust
0.416% due 07/25/2036 •		3,296	3,266

PRET LLC
1.744% due 07/25/2051 þ		2,400	2,406

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		3,634	1,876

Residential Asset Securities Corp. Trust
0.336% due 04/25/2037 •		1,407	1,408
0.486% due 02/25/2036 •		435	434

Securitized Asset-Backed Receivables LLC Trust
0.566% due 07/25/2036 •		1,042	613
0.586% due 05/25/2036 •		1,263	875
0.666% due 11/25/2035 •		223	223
0.731% due 10/25/2035 •		1,611	1,537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Segovia European CLO
0.880% due 07/20/2032 •	EUR	2,900	$3,350

SG Mortgage Securities Trust
0.446% due 02/25/2036 •		$4,314	2,871

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		3,800	3,903

Sound Point CLO Ltd.
1.105% due 07/25/2030 •		4,400	4,402

Soundview Home Loan Trust
0.146% due 11/25/2036 •		7	3
0.236% due 03/25/2037 •		426	417
0.256% due 07/25/2037 •		1,477	1,400
0.336% due 10/25/2036 •		3,900	3,878
0.926% due 08/25/2035 ^•		2,200	2,138

Specialty Underwriting & Residential Finance Trust
0.686% due 12/25/2036 •		1,036	1,024

Structured Asset Securities Corp. Mortgage Loan Trust
0.316% due 05/25/2047 •		1,197	1,178

Tikehau CLO BV
0.870% due 08/04/2034 •	EUR	4,400	5,075

Venture CLO Ltd.
1.154% due 04/20/2029 •		$4,690	4,692

Wind River CLO Ltd.
0.996% due 10/15/2027 •		419	419

Total Asset-Backed Securities (Cost $226,061)			225,248

SOVEREIGN ISSUES 2.3%

Argentina Government International Bond
0.500% due 07/09/2030 þ		1,199	440
1.000% due 07/09/2029		248	96
1.125% due 07/09/2035 þ		2,196	721
2.500% due 07/09/2041 þ		7,350	2,697
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,688	20

Brazil Government International Bond
4.750% due 01/14/2050		$1,954	1,735

Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	62,000	19,232
0.750% due 07/31/2022		8,300	2,590
4.125% due 01/17/2048		$1,300	1,566
5.500% due 01/31/2022	ILS	12,700	4,012

Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	337,425	3,117
0.100% due 03/10/2029 (e)		394,451	3,656

Saudi Government International Bond
3.450% due 02/02/2061		$3,500	3,444
4.000% due 04/17/2025		1,400	1,534
4.500% due 10/26/2046		200	231
5.000% due 04/17/2049		500	624

Total Sovereign Issues (Cost $46,530)			45,715

		SHARES
PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.1%

JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 01/30/2022 ~(f)		1,091,000	1,097

Stichting AK Rabobank Certificaten
19.437% due 12/29/2049 þ(f)		378,175	631

			1,728

UTILITIES 0.7%

AT&T Mobility LLC
7.000% due 10/20/2022 «(f)(h)		524,026	13,764

Total Preferred Securities (Cost $15,487)			15,492

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 10.2%

REPURCHASE AGREEMENTS (i) 4.1%
			$80,739

ISRAEL TREASURY BILLS 0.3%
(0.037)% due 10/06/2021 - 06/08/2022 (c)(d)	ILS	16,400	5,087

U.S. TREASURY BILLS 4.4%
0.050% due 10/05/2021 - 03/31/2022 (c)(d)(k)(m)		$86,427	86,413

U.S. TREASURY CASH MANAGEMENT BILLS 1.4%
0.048% due 01/04/2022 - 02/01/2022 (a)(c)(d)(k)(m)		26,800	26,802

Total Short-Term Instruments (Cost $198,901)			199,041

Total Investments in Securities (Cost $1,300,933)			1,343,654

		SHARES
INVESTMENTS IN AFFILIATES 33.6%

SHORT-TERM INSTRUMENTS 33.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.6%

PIMCO Short Asset Portfolio		11,029,640	110,473

PIMCO Short-Term Floating NAV Portfolio III		55,373,802	546,096

Total Short-Term Instruments (Cost $656,435)			656,569

Total Investments in Affiliates (Cost $656,435)			656,569

Total Investments 102.4% (Cost $1,957,368)			$2,000,223

Financial Derivative Instruments (j)(l) 9.5% (Cost or Premiums, net $(15,184))			184,886

Other Assets and Liabilities, net (11.9)%			(231,729)

Net Assets 100.0%			$1,953,380

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	111

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$13,959	$13,764	0.70%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.030%	09/30/2021	10/01/2021	$53,200	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	$(54,390)	$53,200	$53,200
FICC	0.000	09/30/2021	10/01/2021	27,539	U.S. Treasury Notes 0.125% due 12/31/2022	(28,090)	27,539	27,539

Total Repurchase Agreements						$(82,480)	$80,739	$80,739

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	5.000%	10/01/2051		$5,400	$(5,921)	$(5,936)

Sovereign Issues (0.5)%
Canada Government International Bond	2.750	12/01/2048	CAD	11,300	(10,884)	(10,499)

Total Short Sales (0.8)%					$(16,805)	$(16,435)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$53,200	$0	$0	$0	$53,200	$(54,390)	$(1,190)
FICC	27,539	0	0	0	27,539	(28,090)	(551)

112	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Master Securities Forward Transaction Agreement
TDM	$0	$0	$0	$(10,499)	$(10,499)	$(320)	$(10,819)

Total Borrowings and Other Financing Transactions	$80,739	$0	$0	$(10,499)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $95 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2022	847	$210,702	$(75)	$21	$0
E-Mini Russell 2000 Index December Futures	12/2021	5,721	629,539	(9,058)	0	(6,036)
U.S. Treasury 30-Year Bond December Futures	12/2021	243	38,690	(1,037)	30	0

				$(10,170)	$51	$(6,036)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2024	847	$(208,351)	$437	$0	$(16)
Euro-Bund 10-Year Bond December Futures	12/2021	27	(5,311)	76	10	(9)
U.S. Treasury 2-Year Note December Futures	12/2021	1,029	(226,436)	125	0	(40)
U.S. Treasury 5-Year Note December Futures	12/2021	583	(71,559)	413	0	(50)
U.S. Treasury 10-Year Note December Futures	12/2021	1,804	(237,423)	2,864	0	(254)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	440	(84,068)	3,670	69	0
United Kingdom Long Gilt December Futures	12/2021	11	(1,855)	46	8	(1)

				$7,631	$87	$(370)

Total Futures Contracts				$(2,539)	$138	$(6,406)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.550%	$	2,200	$35	$12	$47	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	1.008		1,500	(8)	8	0	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.067		1,200	(8)	4	(4)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.015	EUR	800	(4)	3	(1)	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.696	$	1,400	9	11	20	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		200	2	1	3	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.276	EUR	3,400	(486)	458	(28)	2	0

							$(460)	$497	$37	$2	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Crossover 35 5-Year Index	(5.000)%	Quarterly	06/20/2026	EUR	10,700	$1,518	$(50)	$1,468	$0	$(15)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	113

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	4,900	$(179)	$(19)	$(198)	$1	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		400	(15)	2	(13)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		12,900	(456)	(53)	(509)	0	(5)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		12,300	1,141	10	1,151	0	(12)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		2,800	266	(2)	264	0	(3)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025		900	20	2	22	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		29,500	718	2	720	0	(9)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		45,600	1,109	(12)	1,097	0	(22)
iTraxx Crossover 36 5-Year Index	5.000	Quarterly	12/20/2026	EUR	11,900	1,705	(50)	1,655	0	(26)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025		49,400	1,473	54	1,527	6	0
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026		43,900	1,338	8	1,346	5	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026		13,600	425	(7)	418	1	0

						$7,545	$(65)	$7,480	$13	$(77)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	37,900	$(175)	$(963)	$(1,138)	$0	$(173)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		30,000	(55)	2,746	2,691	448	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	810,600	(772)	(510)	(1,282)	0	(2)
Receive	1-Year BRL-CDI	6.572	Maturity	01/02/2023		155,900	0	(611)	(611)	0	(22)
Receive	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	23,800	0	(148)	(148)	4	0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		47,600	0	(295)	(295)	7	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		147,900	4,712	(2,672)	2,040	12	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		9,400	2,243	(1,626)	617	0	(49)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		3,700	528	(630)	(102)	0	(18)
Receive	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	22,700	0	34	34	2	0
Receive	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		32,100	0	49	49	2	0
Receive	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		32,100	0	51	51	2	0
Receive	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		32,100	0	52	52	2	0
Receive	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		32,100	0	66	66	2	0
Receive	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		64,200	0	149	149	4	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022	$	122,900	1,262	(176)	1,086	8	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	3,413	(348)	3,065	0	(17)
Receive	3-Month USD-LIBOR	0.407	Semi-Annual	07/21/2024		252,600	0	(1,276)	(1,276)	86	0
Pay	3-Month USD-LIBOR	0.370	Semi-Annual	08/04/2024		553,700	0	(3,654)	(3,654)	198	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		93,900	(4,780)	2,008	(2,772)	0	(40)
Pay	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		110,500	(13,430)	3,847	(9,583)	0	(72)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		638,700	(27,931)	15,729	(12,202)	0	(366)
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	03/15/2026		117,400	(379)	(1,941)	(2,320)	100	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(3,417)	1,611	(1,806)	0	(74)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		151,000	7,912	(6,787)	1,125	180	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,000	(2,454)	1,027	(1,427)	0	(26)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		79,600	(4,731)	671	(4,060)	102	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		15,000	(1,983)	946	(1,037)	0	(28)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		52,100	2,941	(3,637)	(696)	105	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		149,000	8,130	(10,397)	(2,267)	318	0
Pay	3-Month USD-LIBOR	1.063	Semi-Annual	03/15/2031		62,600	526	2,046	2,572	0	(146)
Pay	3-Month USD-LIBOR	1.277	Semi-Annual	07/21/2031		54,100	0	1,099	1,099	0	(143)
Pay	3-Month USD-LIBOR	1.170	Semi-Annual	08/04/2031		141,900	0	4,427	4,427	0	(374)
Receive	3-Month USD-LIBOR	0.841	Semi-Annual	11/15/2045		7,700	(399)	(1,158)	(1,557)	15	0
Pay	3-Month USD-LIBOR	0.845	Semi-Annual	11/15/2045		11,400	(578)	(1,717)	(2,295)	22	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		25,500	5,214	(1,615)	3,599	0	(46)
Receive	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	13,500	107	284	391	0	(19)
Receive(6)	6-Month EUR-EURIBOR	0.471	Annual	11/03/2023	EUR	306,500	0	(405)	(405)	21	0
Receive(6)	6-Month EUR-EURIBOR	0.025	Annual	11/03/2031		18,000	0	429	429	1	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		40,200	792	(683)	109	0	(4)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		14,600	(607)	614	7	50	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	821,200	(243)	72	(171)	0	(29)
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		2,128,000	(1,298)	325	(973)	114	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	22,600	1,020	(1,976)	(956)	214	0
Pay	UKRPI	3.593	Maturity	11/15/2028		3,800	244	(336)	(92)	36	0
Pay	UKRPI	3.595	Maturity	11/15/2028		13,100	848	(1,159)	(311)	124	0

114	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	UKRPI	3.603%	Maturity	11/15/2028	GBP	3,700	$245	$(328)	$(83)	$35	$0
Pay	UKRPI	3.480	Maturity	01/15/2030		10,700	213	(1,011)	(798)	112	0
Pay	UKRPI	3.415	Maturity	02/15/2030		1,700	6	(161)	(155)	18	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,000	0	127	127	0	(11)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,900	0	226	226	0	(21)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,000	0	108	108	0	(11)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,700	0	(460)	(460)	30	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,300	0	(323)	(323)	23	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,900	0	(472)	(472)	34	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,700	0	(375)	(375)	30	0
Receive	UKRPI	3.000	Maturity	11/15/2050		700	0	328	328	0	(19)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,300	0	562	562	0	(35)
Receive	UKRPI	3.143	Maturity	11/15/2050		700	0	255	255	0	(18)

							$(22,876)	$(7,962)	$(30,838)	$2,461	$(1,763)

Total Swap Agreements							$(14,273)	$(7,580)	$(21,853)	$2,476	$(1,859)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$138	$2,479	$2,617	$0	$(6,406)	$(1,859)	$(8,265)

(k)

Securities with an aggregate market value of $70,512 and cash of $4,381 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $3 for closed swap agreements is outstanding at period end.

(l)   FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2021	CNH	77,737		$12,005	$0	$(37)
	10/2021		$70,617	GBP	52,226	0	(248)
	11/2021	GBP	52,226		$70,620	248	0
	11/2021	TWD	398,644		14,415	53	0
	11/2021		$3,450	EUR	2,906	0	(81)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	115

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2021		$1,220	RUB	91,169	$23	$0
	12/2021	HKD	1,159		$149	0	0
	12/2021		$1,015	RUB	75,701	12	0
	12/2021	ZAR	80,006		$5,606	344	0

BPS	10/2021	BRL	51,736		9,511	11	0
	10/2021	CNH	46,323		7,146	0	(30)
	10/2021	JPY	3,738,246		34,036	448	0
	10/2021		$9,791	BRL	51,736	0	(291)
	10/2021		26,977	JPY	2,967,200	0	(316)
	11/2021	BRL	51,736		$9,745	289	0
	11/2021	CAD	1,688		1,325	0	(8)
	11/2021	IDR	142,619,114		9,919	6	0
	12/2021	HKD	74		9	0	0

BRC	11/2021		$434	RUB	32,424	8	0

CBK	10/2021	GBP	1,208		$1,670	43	0
	10/2021	ILS	12,304		3,719	0	(97)
	10/2021	MXN	262,380		13,125	458	0
	10/2021	TRY	363		43	2	0
	10/2021		$2,863	JPY	316,500	0	(19)
	11/2021	EUR	69,836		$82,324	1,363	0
	11/2021	ILS	62,019		18,857	0	(390)
	11/2021		$10,932	EUR	9,228	0	(234)
	11/2021		1,128	GBP	839	2	0
	11/2021		9,761	MXN	199,161	0	(174)
	12/2021	CNH	25,874		$3,983	0	(8)
	12/2021		$672	RUB	49,902	5	0
	12/2021		2,901	ZAR	42,030	0	(137)
	06/2022	ILS	4,100		$1,266	0	(10)
	08/2022		8,420		2,547	0	(76)

FBF	11/2021		$399	RUB	29,820	8	0

GLM	10/2021	CNH	23,475		$3,621	0	(16)
	10/2021	TRY	2,974		352	19	0
	10/2021		$12	MXN	248	0	0
	10/2021		985	RUB	74,260	32	0
	11/2021	TWD	211,393		$7,663	48	0
	11/2021		$457	RUB	34,079	8	0
	12/2021	CNH	25,973		$3,995	0	(12)
	12/2021		$2,962	IDR	42,633,647	0	(9)
	12/2021		1,633	RUB	121,480	15	0
	12/2021		2,237	ZAR	32,347	0	(110)

HUS	10/2021	JPY	217,900		$1,981	24	0
	10/2021	MXN	107,416		5,328	125	0
	10/2021		$5,174	CNH	33,449	7	0
	10/2021		256	RUB	19,307	9	0
	11/2021	CNH	33,532		$5,174	0	(7)
	11/2021		$76	RUB	5,707	1	0
	12/2021		871	IDR	12,530,978	0	(3)
	12/2021		2,927	ZAR	42,375	0	(141)
	01/2022	ILS	13,402		$4,088	0	(75)
	01/2022		$5,249	MXN	107,416	0	(126)

JPM	10/2021		10,717		225,436	203	0
	11/2021		2,588	IDR	37,187,281	0	(3)
	11/2021		17,450	JPY	1,953,900	109	0

MYI	10/2021	BRL	36,527		$6,729	21	0
	10/2021		$6,715	BRL	36,527	0	(8)
	10/2021		25,950	CAD	32,848	0	(17)
	10/2021		15,069	JPY	1,651,900	0	(227)
	11/2021	TWD	110,686		$4,021	33	0
	11/2021		$6,698	BRL	36,527	0	(21)
	11/2021		847	IDR	12,173,065	0	(1)

SCX	10/2021	BRL	36,527	EUR	5,786	0	(5)
	10/2021		36,527		$6,715	8	0
	10/2021	EUR	5,904	BRL	36,527	0	(131)
	10/2021		5,786		$6,761	59	0
	10/2021	GBP	51,018		69,914	1,173	0
	10/2021		$6,761	BRL	36,527	0	(54)
	10/2021		1,264	RUB	95,086	39	0
	11/2021		8,780	JPY	979,454	22	0

116	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2021	CNH	30,670		$4,717	$0	$(13)
	12/2021		$1,801	IDR	25,866,835	0	(9)
	12/2021		26,333	SGD	34,860	0	(663)
	12/2021		2,696	ZAR	38,593	0	(157)

SSB	10/2021	BRL	51,736		$9,823	322	0

TOR	10/2021	CAD	35,237		27,883	63	0
	10/2021	MXN	118,020		5,848	132	0
	12/2021	CNH	27,831		4,294	1	0
	12/2021		$902	IDR	12,962,486	0	(4)
	01/2022		5,761	MXN	118,020	0	(131)

UAG	10/2021		775	RUB	58,431	25	0
	11/2021	EUR	48,098		$56,551	790	0
	11/2021		$720	RUB	53,884	15	0
	12/2021		2,932	ZAR	42,570	0	(132)

Total Forward Foreign Currency Contracts						$6,626	$(4,231)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	162,700	$1,562	$1,120

Total Purchased Options							$1,562	$1,120

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	1,000	$ (4)	$ 0
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	1,100	(4)	(4)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	4,000	(4)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	3,800	(5)	(1)

BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	9,800	(11)	(11)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	4,600	(23)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	11/17/2021	4,200	(20)	(9)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	4,800	(26)	(28)
	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	1,200	(7)	(8)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	4,610	(5)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	11/17/2021	4,500	(5)	(2)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	4,900	(5)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	2,900	(3)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	12/15/2021	5,700	(7)	(4)
	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	3,900	(5)	(5)

CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	900	(4)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,800	(10)	(11)

DUB	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	11/17/2021	1,800	(7)	(2)
	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	01/19/2022	4,700	(22)	(24)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	3,000	(3)	(2)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	4,300	(5)	(6)
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.750	10/20/2021	800	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	10,400	(12)	(3)

FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	2,300	(9)	(9)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	1,100	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	12/15/2021	6,100	(6)	(3)

GST	Put - OTC CDX.HY-36 5-Year Index	Sell	103.000	10/20/2021	2,700	(11)	(1)
	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	12/15/2021	1,200	(5)	(5)
	Put - OTC CDX.HY-36 5-Year Index	Sell	102.000	01/19/2022	1,200	(5)	(6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	3,500	(4)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	10/20/2021	4,000	(4)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	600	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	6,800	(7)	(7)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	8,200	(9)	(8)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	117

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	12/15/2021	2,000	$ (6)	$ (6)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	1,200	(1)	0
	Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	800	(4)	(5)
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	2,900	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	11/17/2021	4,900	(5)	(1)

MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000	11/17/2021	2,400	(10)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	11/17/2021	5,000	(5)	(2)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	12/15/2021	7,400	(7)	(5)
	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	2,700	(3)	(3)

						$ (308)	$ (190)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	325,300	$(1,561)	$(983)

Total Written Options							$(1,869)	$(1,173)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$	2,770	$(604)	$528	$0	$(76)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	Russell 2000 Index	49,527	0.115% (3-Month USD-LIBOR less a specified spread)	Maturity	11/18/2021	$412,783	$0	$150,075	$150,075	$0
BRC	Receive	Russell 2000 Index	14,890	0.206% (3-Month USD-LIBOR plus a specified spread)	Maturity	07/01/2022	178,276	0	(8,968)	0	(8,968)

CBK	Receive	Russell 2000 Index	24,052	0.151% (3-Month USD-LIBOR plus a specified spread)	Maturity	11/23/2021	217,761	0	55,537	55,537	0

FAR	Receive	Russell 2000 Index	3,816	0.168% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/06/2021	43,761	0	(352)	0	(352)

MYI	Receive	Russell 2000 Index	1,455	0.168% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/06/2021	16,686	0	(134)	0	(134)

RBC	Receive	Russell 2000 Index	22,730	0.150% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/11/2022	266,493	0	(7,890)	0	(7,890)

								$0	$188,268	$205,612	$(17,344)

Total Swap Agreements								$(604)	$188,796	$205,612	$(17,420)

118	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$680	$0	$150,075	$150,755	$(366)	$0	$0	$(366)	$150,389	$(155,820)	$(5,431)
BPS	754	0	0	754	(645)	(8)	0	(653)	101	0	101
BRC	8	0	0	8	0	(71)	(9,044)	(9,115)	(9,107)	7,544	(1,563)
CBK	1,873	0	55,537	57,410	(1,145)	(11)	0	(1,156)	56,254	(58,577)	(2,323)
DUB	0	0	0	0	0	(37)	0	(37)	(37)	(10)	(47)
FAR	0	0	0	0	0	0	(352)	(352)	(352)	(140)	(492)
FBF	8	0	0	8	0	(12)	0	(12)	(4)	0	(4)
GLM	122	0	0	122	(147)	0	0	(147)	(25)	0	(25)
GST	0	0	0	0	0	(27)	0	(27)	(27)	0	(27)
HUS	166	0	0	166	(352)	0	0	(352)	(186)	321	135
JPM	312	0	0	312	(3)	(12)	0	(15)	297	(430)	(133)
MYC	0	0	0	0	0	(12)	0	(12)	(12)	(2,148)	(2,160)
MYI	54	0	0	54	(274)	0	(134)	(408)	(354)	262	(92)
NGF	0	1,120	0	1,120	0	(983)	0	(983)	137	0	137
RBC	0	0	0	0	0	0	(7,890)	(7,890)	(7,890)	5,036	(2,854)
SCX	1,301	0	0	1,301	(1,032)	0	0	(1,032)	269	(410)	(141)
SSB	322	0	0	322	0	0	0	0	322	(300)	22
TOR	196	0	0	196	(135)	0	0	(135)	61	0	61
UAG	830	0	0	830	(132)	0	0	(132)	698	(400)	298

Total Over the Counter	$6,626	$1,120	$205,612	$213,358	$(4,231)	$(1,173)	$(17,420)	$(22,824)

(m)

Securities with an aggregate market value of $13,163 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	119

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$138	$138
Swap Agreements	0	18	0	0	2,461	2,479

	$0	$18	$0	$0	$2,599	$2,617

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,626	$0	$6,626
Purchased Options	0	0	0	0	1,120	1,120
Swap Agreements	0	0	205,612	0	0	205,612

	$0	$0	$205,612	$6,626	$1,120	$213,358

	$0	$18	$205,612	$6,626	$3,719	$215,975

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$6,036	$0	$370	$6,406
Swap Agreements	0	96	0	0	1,763	1,859

	$0	$96	$6,036	$0	$2,133	$8,265

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,231	$0	$4,231
Written Options	0	190	0	0	983	1,173
Swap Agreements	0	76	17,344	0	0	17,420

	$0	$266	$17,344	$4,231	$983	$22,824

	$0	$362	$23,380	$4,231	$3,116	$31,089

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(23,340)	$0	$(5,952)	$(29,292)
Swap Agreements	0	3,146	0	0	(6,524)	(3,378)

	$0	$3,146	$(23,340)	$0	$(12,476)	$(32,670)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,363	$0	$10,363
Purchased Options	0	0	0	(14)	139	125
Written Options	0	417	0	1,591	1,008	3,016
Swap Agreements	0	80	100,667	0	(15)	100,732

	$0	$497	$100,667	$11,940	$1,132	$114,236

	$0	$3,643	$77,327	$11,940	$(11,344)	$81,566

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$17,287	$0	$(3,306)	$13,981
Swap Agreements	0	(478)	0	0	(1,415)	(1,893)

	$0	$(478)	$17,287	$0	$(4,721)	$12,088

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,037)	$0	$(6,037)
Purchased Options	0	0	0	(120)	(901)	(1,021)
Written Options	0	(86)	0	(331)	594	177
Swap Agreements	0	(47)	(99,846)	0	0	(99,893)

	$0	$(133)	$(99,846)	$(6,488)	$(307)	$(106,774)

	$0	$(611)	$(82,559)	$(6,488)	$(5,028)	$(94,686)

120	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$128,134	$0	$128,134
Industrials	0	50,994	0	50,994
Utilities	0	13,731	0	13,731
Municipal Bonds & Notes
California	0	3,887	0	3,887
Colorado	0	3,562	0	3,562
Illinois	0	118	0	118
New York	0	1,252	0	1,252
Washington	0	772	0	772
U.S. Government Agencies	0	51,978	0	51,978
U.S. Treasury Obligations	0	468,824	0	468,824
Non-Agency Mortgage-Backed Securities	0	128,908	5,998	134,906
Asset-Backed Securities	0	225,248	0	225,248
Sovereign Issues	0	45,715	0	45,715
Preferred Securities
Banking & Finance	0	1,728	0	1,728
Utilities	0	0	13,764	13,764
Short-Term Instruments
Repurchase Agreements	0	80,739	0	80,739
Israel Treasury Bills	0	5,087	0	5,087
U.S. Treasury Bills	0	86,413	0	86,413
U.S. Treasury Cash Management Bills	0	26,802	0	26,802

	$0	$1,323,892	$19,762	$1,343,654

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$656,569	$0	$0	$656,569

Total Investments	$656,569	$1,323,892	$19,762	$2,000,223

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short Sales, at Value - Liabilities
Sovereign Issues	$0	$(10,499)	$0	$(10,499)
U.S. Government Agencies	0	(5,936)	0	(5,936)

	$0	$(16,435)	$0	$(16,435)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	2,596	0	2,614
Over the counter	0	213,358	0	213,358

	$18	$215,954	$0	$215,972

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,046)	(2,219)	0	(8,265)
Over the counter	(6)	(22,818)	0	(22,824)

	$(6,052)	$(25,037)	$0	$(31,089)

Total Financial Derivative Instruments	$(6,034)	$190,917	$0	$184,883

Totals	$650,535	$1,498,374	$19,762	$2,168,671

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:

Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$6,000	$0	$0	$0	$(2)	$0	$0	$5,998	$(2)
Asset-Backed Securities	4,107	0	0	0	0	(46)	0	(4,061)	0	0
Preferred Securities
Utilities	13,970	0	(107)	0	0	(99)	0	0	13,764	(206)

Totals	$18,077	$6,000	$(107)	$0	$0	$(147)	$0	$(4,061)	$19,762	$(208)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	121

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)	September 30, 2021	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$5,998	Proxy Pricing	Base Price	%	100.000	—
Preferred Securities
Utilities	13,764	Current Value Model	Purchase Price	$	27.048	—

Total	$19,762

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

122	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2021	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014 The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains

(losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	123

Notes to Financial Statements	(Cont.)

specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO StocksPLUS® Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Absolute Return Fund	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (Unhedged)	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Quarterly	Quarterly

PIMCO StocksPLUS® Long Duration Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Short Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Small Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

124	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities,

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	125

Notes to Financial Statements	(Cont.)

indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

126	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	127

Notes to Financial Statements	(Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder

128	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO StocksPLUS® Fund	$70,857	$52,593	$0	$0	$(183)	$123,267	$454	$0

PIMCO StocksPLUS® Absolute Return Fund	0	119,642	0	0	(131)	119,511	320	0

PIMCO StocksPLUS® International Fund (Unhedged)	0	21,114	0	0	(23)	21,091	57	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	111,601	0	0	(122)	111,479	301	0

PIMCO StocksPLUS® Small Fund	0	110,594	0	0	(121)	110,473	297	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO StocksPLUS® Fund	$377,784	$342,688	$(136,234)	$(3)	$95	$584,330	$489	$0

PIMCO StocksPLUS® Absolute Return Fund	716,723	552,763	(604,661)	15	153	664,993	663	0

PIMCO StocksPLUS® International Fund (Unhedged)	133,026	143,096	(190,069)	(5)	21	86,069	96	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	119,621	1,219,614	(826,000)	(6)	64	513,293	114	0

PIMCO StocksPLUS® Long Duration Fund	152	156,901	(156,900)	(1)	0	152	2	0

PIMCO StocksPLUS® Short Fund	128,125	117,752	(217,601)	(4)	17	28,289	52	0

PIMCO StocksPLUS® Small Fund	659,877	633,678	(747,596)	2	135	546,096	577	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	129

Notes to Financial Statements	(Cont.)

significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class),

130	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2021, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan

Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require a Fund to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to a Fund and impose added operational complexity.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	131

Notes to Financial Statements	(Cont.)

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities,

132	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

(ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to the Funds of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	133

Notes to Financial Statements	(Cont.)

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a

Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit

134	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	135

Notes to Financial Statements	(Cont.)

(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Credit default swaps on credit indices may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium,

136	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Interest Rate	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X

Inverse Correlation and Compounding	—	—	—	—	—	X	—

Liquidity	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X

Smaller Company	—	—	—	—	—	—	X

Management	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X

LIBOR Transition	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	137

Notes to Financial Statements	(Cont.)

of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Inverse Correlation and Compounding Risk  is the risk that a Fund’s performance may vary substantially from the inverse performance of the Fund’s index for a number of reasons, including the effects of compounding on the performance of the Fund’s derivatives short positions for periods greater than one day, the results of PIMCO’s active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund’s level of short exposure) and that derivatives positions in general may not correlate exactly with an index.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

138	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely in some fashion upon LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	139

Notes to Financial Statements	(Cont.)

regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of

140	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, a Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent a Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2		I-3		Administrative Class	Class A		Class C	Class R
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%		0.45%	(1)	0.25%	0.40%		0.40%	0.40%
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%		0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%		0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%		0.50%	(1)	N/A	0.45%		0.45%	N/A
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	0.34%	*	N/A		N/A	0.39%	*	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%		0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%		0.45%	(1)	0.25%	0.40%		0.40%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but has not yet launched.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	141

Notes to Financial Statements	(Cont.)

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO StocksPLUS® Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class R

PIMCO StocksPLUS® Fund	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2022, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2021, there were no recoverable amounts.

142	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO StocksPLUS® Fund	$3

PIMCO StocksPLUS® Absolute Return Fund	2

PIMCO StocksPLUS® International Fund (Unhedged)	1

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	4

PIMCO StocksPLUS® Short Fund	1

PIMCO StocksPLUS® Small Fund	4

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to Rule 17a-7 under the Act for the period ended September 30, 2021, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales

PIMCO StocksPLUS® Fund	$33,816	$11,055

PIMCO StocksPLUS® Absolute Return Fund	2,534	3,550

PIMCO StocksPLUS® International Fund (Unhedged)	218	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	6,416

PIMCO StocksPLUS® Long Duration Fund	6,413	7,312

PIMCO StocksPLUS® Short Fund	0	1,044

PIMCO StocksPLUS® Small Fund	1,289	5,274

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO StocksPLUS® Fund	$34,052	$40,968	$771,548	$67,374

PIMCO StocksPLUS® Absolute Return Fund	502,718	545,794	203,918	132,814

PIMCO StocksPLUS® International Fund (Unhedged)	124,855	133,376	15,636	18,574

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	818,741	1,401,564	63,566	52,651

PIMCO StocksPLUS® Long Duration Fund	371,653	180,690	109,923	71,540

PIMCO StocksPLUS® Short Fund	101,576	159,925	6,840	101,804

PIMCO StocksPLUS® Small Fund	408,506	452,710	71,264	95,470

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	143

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® Absolute Return Fund

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	76,215	$990,336	43,526	$469,640	6,367	$88,101	26,977	$293,026

I-2	1,196	15,778	2,563	29,019	5,993	81,531	17,632	180,838

I-3	147	1,935	339	3,768	794	11,302	910	10,439

Administrative Class	6	73	436	3,652	N/A	N/A	N/A	N/A

Class A	2,122	24,934	9,577	92,283	3,914	52,931	11,982	135,736

Class C	539	5,839	2,640	22,790	1,165	13,916	2,361	22,968

Class R	469	5,747	1,271	12,521	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	2,966	39,824	2,748	31,240	5,353	74,093	5,827	68,278

I-2	131	1,758	274	3,042	1,802	24,535	1,704	19,814

I-3	23	304	41	463	59	799	43	484

Administrative Class	6	73	57	560	N/A	N/A	N/A	N/A

Class A	729	8,750	1,706	17,119	2,986	40,346	2,661	30,824

Class C	162	1,791	514	4,729	787	9,335	859	8,713

Class R	96	1,205	218	2,278	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(14,274)	(188,766)	(15,890)	(170,357)	(8,311)	(115,314)	(55,034)	(642,311)

I-2	(912)	(11,919)	(3,602)	(36,838)	(4,751)	(64,868)	(14,227)	(160,448)

I-3	(42)	(547)	(73)	(754)	(1,243)	(16,663)	(7,051)	(65,562)

Administrative Class	(2)	(21)	(1,407)	(14,697)	N/A	N/A	N/A	N/A

Class A	(3,394)	(40,253)	(7,801)	(74,505)	(4,193)	(56,780)	(13,963)	(153,311)

Class C	(1,339)	(14,434)	(7,142)	(65,295)	(2,048)	(24,405)	(9,376)	(95,787)

Class R	(334)	(4,095)	(1,175)	(11,414)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	64,510	$838,312	28,820	$319,244	8,674	$118,859	(28,695)	$(346,299)

144	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

PIMCO StocksPLUS® International Fund (Unhedged)				PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)				PIMCO StocksPLUS® Long Duration Fund

Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

9,202	$59,660	34,970	$193,879	16,942	$152,824	59,252	$430,554	28,338	$253,788	45,593	$381,283

729	4,911	897	5,393	9,083	80,838	24,219	172,226	N/A	N/A	N/A	N/A

409	2,754	389	2,208	922	8,265	1,551	10,822	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,616	10,304	1,626	8,989	3,680	31,063	9,030	62,727	N/A	N/A	N/A	N/A

70	416	201	1,053	392	2,956	647	4,067	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

8,322	52,508	611	3,243	6,824	61,306	0	0	18,288	157,751	17,729	151,062

891	5,572	24	127	3,904	34,618	0	0	N/A	N/A	N/A	N/A

164	1,016	2	8	128	1,131	0	0	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,623	9,691	46	233	2,718	22,751	0	0	N/A	N/A	N/A	N/A

150	826	6	27	673	5,010	0	0	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(15,928)	(106,226)	(107,842)	(583,004)	(45,201)	(410,075)	(169,567)	(1,195,133)	(18,562)	(162,551)	(68,304)	(572,661)

(344)	(2,264)	(5,517)	(28,045)	(10,587)	(94,281)	(62,284)	(442,573)	N/A	N/A	N/A	N/A

(192)	(1,224)	(62)	(359)	(385)	(3,386)	(5,421)	(36,890)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(2,056)	(12,966)	(2,522)	(13,245)	(4,336)	(36,794)	(20,693)	(143,784)	N/A	N/A	N/A	N/A

(132)	(787)	(662)	(3,558)	(1,793)	(13,508)	(7,026)	(44,355)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

4,524	$24,191	(77,833)	$(413,051)	(17,036)	$(157,282)	(170,292)	$(1,182,339)	28,064	$248,988	(4,982)	$(40,316)

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	145

Notes to Financial Statements	(Cont.)

	PIMCO StocksPLUS® Short Fund				PIMCO StocksPLUS® Small Fund

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares~	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,371	$12,375	45,188	$606,651	22,592	$268,282	62,724	$497,003

I-2	4,137	37,287	17,554	213,225	5,593	65,468	10,745	103,631

I-3	31	274	518	5,904	678	8,127	1,048	8,564

Administrative Class	N/A	N/A	N/A	N/A	224	2,608	715	6,112

Class A	721	6,315	2,863	35,152	4,133	47,278	7,564	76,916

Class C	86	703	383	4,407	740	7,458	1,059	9,403

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	0	0	2,060	24,249	8,413	96,836	11,144	116,814

I-2	0	0	447	5,234	2,492	28,289	2,688	28,341

I-3	0	0	31	356	128	1,453	120	1,269

Administrative Class	N/A	N/A	N/A	N/A	54	621	117	1,166

Class A	0	0	153	1,718	3,780	42,030	4,264	44,023

Class C	0	0	31	333	722	7,149	1,027	9,348

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(25,935)	(231,872)	(64,460)	(811,455)	(32,174)	(379,065)	(79,431)	(740,196)

I-2	(3,697)	(33,428)	(22,341)	(259,103)	(5,161)	(59,001)	(16,202)	(141,468)

I-3	(180)	(1,651)	(598)	(6,279)	(416)	(4,919)	(1,303)	(10,929)

Administrative Class	N/A	N/A	N/A	N/A	(122)	(1,427)	(1,671)	(17,260)

Class A	(701)	(6,130)	(3,320)	(38,949)	(4,505)	(51,291)	(15,675)	(137,232)

Class C	(63)	(518)	(428)	(4,629)	(1,616)	(16,403)	(6,067)	(54,745)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(24,230)	$(216,645)	(21,919)	$(223,186)	5,555	$63,493	(17,134)	$(199,240)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A one for two reverse share split, effective March 26, 2021, has been retroactively applied.

At a meeting held on February 9-10, 2021, the Board was notified of a reverse share split for each class of PIMCO StocksPLUS® Short Fund (the “Fund”), pursuant to which shareholders received one share in exchange for every two shares of the Fund.

The reverse share splits were effective March 26, 2021. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund, with the Fund affecting its reverse share split at its own ratio, to result in a NAV per share closer to $10.00. The reverse share splits does not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to March 26, 2021 for the Fund has been adjusted to reflect the reverse share split.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2021. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO StocksPLUS® International Fund (Unhedged)	0	1	0%	12%

PIMCO StocksPLUS® Long Duration Fund	2	0	24%	0%

146	PIMCO STOCKSPLUS® FUNDS

September 30, 2021	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2021, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO StocksPLUS® Fund	$0	$0

PIMCO StocksPLUS® Absolute Return Fund	0	0

PIMCO StocksPLUS® International Fund (Unhedged)*	10,031	53,276

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	88,970	60,206

PIMCO StocksPLUS® Long Duration Fund	0	0

PIMCO StocksPLUS® Short Fund	1,056,274	2,990,047

PIMCO StocksPLUS® Small Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC Section 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO StocksPLUS® Fund	$2,427,515	$149,443	$(62,513)	$86,930

PIMCO StocksPLUS® Absolute Return Fund	2,433,831	328,889	(108,189)	220,700

PIMCO StocksPLUS® International Fund (Unhedged)	348,751	26,582	(18,807)	7,775

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,014,469	389,407	(59,622)	329,785

PIMCO StocksPLUS® Long Duration Fund	1,259,833	74,821	(58,373)	16,448

PIMCO StocksPLUS® Short Fund	114,103	10,500	(10,318)	182

PIMCO StocksPLUS® Small Fund	1,926,381	316,994	(93,445)	223,549

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

On November 17, 2021, the Board approved the liquidation of the Administrative Class shares of the PIMCO StocksPLUS® Fund. The liquidation of the Administrative Class shares is expected to occur on March 18, 2022.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	147

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.

BPS	BNP Paribas S.A.	GRE	NatWest Markets Securities Inc.	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc

BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.

DEU	Deutsche Bank Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC

DUB	Deutsche Bank AG	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol

AUD	Australian Dollar	HKD	Hong Kong Dollar	RUB	Russian Ruble

BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona

CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar

CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar

CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	USD (or $)	United States Dollar

DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CNREPOFIX	China Fixing Repo Rates 7-Day	S&P 500	Standard & Poor’s 500 Index

BADLARPP	Argentina Badlar Floating Rate Notes	EAFE	Europe, Australasia, and Far East Stock Index	SONIO	Sterling Overnight Interbank Average Rate

BP0003M	3 Month GBP-LIBOR	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	UKRPI	United Kingdom Retail Prices Index

CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR03M	3 Month USD-LIBOR	US0001M	ICE 1-Month USD LIBOR

CDX.HY	Credit Derivatives Index - High Yield	MAKA5DAY	Israel Gilon 5 Day	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	NDDUEAFE	MSCI EAFE Index	US0006M	ICE 6-Month USD LIBOR

CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:

ABS	Asset-Backed Security	D&O	Down and Out Barrier Option	PIK	Payment-in-Kind

AID	Agency International Development	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined

CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

148	PIMCO STOCKSPLUS® FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	149

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory services provided by Gurtin to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further

150	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	151

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and

152	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	153

Approval of Investment Advisory Contract and Other Agreements	(Cont.)	(Unaudited)

shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

154	PIMCO STOCKSPLUS® FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September, 2021 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year.

See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO StocksPLUS® Long Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.6010	$0.0000	$0.0000	$0.6010

September 2021	$0.8539	$0.0000	$0.0000	$0.8539

PIMCO StocksPLUS® Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0799	$0.0000	$0.0000	$0.0799

September 2021	$0.2142	$0.0000	$0.0000	$0.2142

I-2 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0754	$0.0000	$0.0000	$0.0754

September 2021	$0.2112	$0.0000	$0.0000	$0.2112

I-3 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0746	$0.0000	$0.0000	$0.0746

September 2021	$0.2097	$0.0000	$0.0000	$0.2097

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0732	$0.0000	$0.0000	$0.0732

September 2021	$0.2074	$0.0000	$0.0000	$0.2074

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0704	$0.0000	$0.0000	$0.0704

September 2021	$0.2026	$0.0000	$0.0000	$0.2026

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0618	$0.0000	$0.0000	$0.0618

September 2021	$0.1902	$0.0000	$0.0000	$0.1902

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0651	$0.0000	$0.0000	$0.0651

September 2021	$0.1944	$0.0000	$0.0000	$0.1944

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	155

Distribution Information	(Cont.)

PIMCO StocksPLUS® Short Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0000	$0.0000	$0.0000	$0.0000

September 2021	$0.0000	$0.0000	$0.0000	$0.0000

I-2 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0000	$0.0000	$0.0000	$0.0000

September 2021	$0.0000	$0.0000	$0.0000	$0.0000

I-3 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0000	$0.0000	$0.0000	$0.0000

September 2021	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0000	$0.0000	$0.0000	$0.0000

September 2021	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.0000	$0.0000	$0.0000	$0.0000

September 2021	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.3194	$0.0000	$0.0000	$0.3194

September 2021	$0.5675	$0.0000	$0.0000	$0.5675

I-2 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.3173	$0.0000	$0.0000	$0.3173

September 2021	$0.5645	$0.0000	$0.0000	$0.5645

I-3 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.3101	$0.0000	$0.0000	$0.3101

September 2021	$0.5704	$0.0000	$0.0000	$0.5704

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.3106	$0.0000	$0.0000	$0.3106

September 2021	$0.5539	$0.0000	$0.0000	$0.5539

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.2963	$0.0000	$0.0000	$0.2963

September 2021	$0.5339	$0.0000	$0.0000	$0.5339

156	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

PIMCO StocksPLUS® Small Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.5006	$0.0000	$0.0000	$0.5006

September 2021	$0.5488	$0.0000	$0.0000	$0.5488

I-2 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.4990	$0.0000	$0.0000	$0.4990

September 2021	$0.5463	$0.0000	$0.0000	$0.5463

I-3 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.4984	$0.0000	$0.0000	$0.4984

September 2021	$0.5454	$0.0000	$0.0000	$0.5454

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.4961	$0.0000	$0.0000	$0.4961

September 2021	$0.5426	$0.0000	$0.0000	$0.5426

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.4928	$0.0000	$0.0000	$0.4928

September 2021	$0.5380	$0.0000	$0.0000	$0.5380

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.4801	$0.0000	$0.0000	$0.4801

September 2021	$0.5205	$0.0000	$0.0000	$0.5205

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.6731	$0.0000	$0.0000	$0.6731

September 2021	$0.8040	$0.0000	$0.0000	$0.8040

I-2 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.6720	$0.0000	$0.0000	$0.6720

September 2021	$0.8027	$0.0000	$0.0000	$0.8027

I-3 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.6720	$0.0000	$0.0000	$0.6720

September 2021	$0.8021	$0.0000	$0.0000	$0.8021

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.6686	$0.0000	$0.0000	$0.6686

September 2021	$0.7981	$0.0000	$0.0000	$0.7981

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	157

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.6608	$0.0000	$0.0000	$0.6608

September 2021	$0.7867	$0.0000	$0.0000	$0.7867

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.2038	$0.0000	$0.0000	$0.2038

September 2021	$0.3866	$0.0000	$0.0000	$0.3866

I-2 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.2024	$0.0000	$0.0000	$0.2024

September 2021	$0.3850	$0.0000	$0.0000	$0.3850

I-3 Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.2033	$0.0000	$0.0000	$0.2033

September 2021	$0.3845	$0.0000	$0.0000	$0.3845

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.1985	$0.0000	$0.0000	$0.1985

September 2021	$0.3789	$0.0000	$0.0000	$0.3789

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2021	$0.1894	$0.0000	$0.0000	$0.1894

September 2021	$0.3655	$0.0000	$0.0000	$0.3655

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

158	PIMCO STOCKSPLUS® FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4008SAR_093021

PIMCO FUNDS

Semiannual Report

September 30, 2021

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on the Fund’s website, pimco.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically by visiting pimco.com/edelivery or by contacting your financial intermediary, such as a broker-dealer or bank, if you do not already.

You may elect to receive all future reports in paper free of charge. If you own these shares through a financial intermediary, such as a broker-dealer or bank, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 888.87.PIMCO (888.877.4626). Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or to all funds held in your account if you invest through a financial intermediary, such as a broker-dealer or bank.

		Page

Chairman’s Letter		2

Important Information About the Funds		4

Expense Examples		15

Benchmark Descriptions		17

Financial Highlights		18

Statements of Assets and Liabilities		28

Statements of Operations		32

Statements of Changes in Net Assets		34

Notes to Financial Statements		81

Glossary		101

Approval of Investment Advisory Contract and Other Agreements		102

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	7	36

PIMCO California Municipal Bond Fund	8	40

PIMCO California Short Duration Municipal Income Fund	9	44

PIMCO High Yield Municipal Bond Fund	10	47

PIMCO Municipal Bond Fund	11	57

PIMCO National Intermediate Municipal Bond Fund	12	66

PIMCO New York Municipal Bond Fund	13	71

PIMCO Short Duration Municipal Income Fund	14	75

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

We hope that you and your family are staying safe and healthy during these challenging times. We continue to work tirelessly to navigate markets and manage the assets that you have entrusted with us. Following this letter is the PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2021. On the subsequent pages, you will find specific details regarding investment results and discussion of the factors that most affected performance during the reporting period.

For the six-month reporting period ended September 30, 2021

The global economy continued to be affected by the COVID-19 pandemic (“COVID-19”). Looking back, first-quarter 2021 U.S. annualized gross domestic product (“GDP”) growth was 6.3% and 6.7% during the second quarter of 2021. The Commerce Department’s initial estimate for third-quarter annualized GDP growth was 2.0%.

Despite improving economic data and inflationary concerns, the Federal Reserve (the “Fed”) maintained its accommodative monetary policy. This included keeping the federal funds rate at an all-time low of a range between 0.00% and 0.25%, as well as continuing to purchase at least $80 billion per month of Treasury securities and $40 billion per month of agency mortgage-backed securities. However, at its June 2021 meeting, the Fed moved up its forecast for the first set of rate hikes. As of the date of this letter, the central bank expects two interest rate increases by the end of 2023. In its March 2021 projections, the Fed anticipated no increases until at least 2024. In addition, Fed Chair Jerome Powell maintained his view on inflation, saying, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, at its September 2021 meeting, the Fed said, “If [economic] progress continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.”

Economies outside the U.S. also continued to be affected by COVID-19. In its October 2021 World Economic Outlook, released after the reporting period ended, the International Monetary Fund (“IMF”) said it expects U.S. GDP growth to be 6.0% in 2021, compared to a 3.4% contraction in 2020. Elsewhere, the IMF expects 2021 GDP growth in the Eurozone, U.K. and Japan will be 5.0%, 6.8% and 2.4%, respectively. For comparison purposes, the GDP of these economies was projected to be -6.3%, -9.8% and -4.6%, respectively, in 2020.

Central banks outside the U.S. also maintained their aggressive actions to support their economies. The European Central Bank (the “ECB”) kept rates at an all-time low and continued its asset purchase program. In July 2021, the ECB announced its first strategy review since 2003, which included a 2% inflation target over the medium term, versus its previous target for inflation that was below but close to 2%. Finally, at its meeting in September 2021, the ECB left its main interest rates unchanged but dialed down “moderately” its pace of asset purchases in the fourth quarter of 2021. Elsewhere, the Bank of England held its key lending rate at a record low of 0.10% and continued its bond-buying program. In June 2021, the Bank of England said it did not expect to raise rates until there was clear evidence that significant progress was being made in eliminating spare capacity and achieving its 2% inflation target. Finally, the Bank of Japan maintained its short-term interest rate at -0.10%, while increasing the target for its holdings of corporate bonds. In June 2021, it extended the September deadline for its COVID-19 relief program by at least six months.

Short-term U.S. Treasury yields moved higher, whereas long-term yields declined during the reporting period. The yield on the benchmark 10-year U.S. Treasury note was 1.52% at the end of the reporting period versus 1.74% on March 31, 2021. The Bloomberg Global Treasury Index (USD Hedged), which tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets, returned 0.71%. Meanwhile, the Bloomberg Global Aggregate Credit Index (USD Hedged), a widely used index of global investment grade credit bonds, returned 2.17%. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, generally produced stronger returns. The ICE BofAML Developed Markets High Yield Constrained Index (USD Hedged), a widely used index of below-investment-grade bonds, returned 3.38%, whereas

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global (USD Hedged), returned 3.38%. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 0.32%.

Despite periods of volatility, global equities, in aggregate, produced solid results. All told, U.S. equities, as represented by the S&P 500 Index, returned 9.18%, partially fueled by strong investor demand. Global equities, as represented by the MSCI World Index, returned 7.74%, whereas emerging market equities, as measured by the MSCI Emerging Markets Index, returned -3.45%. Meanwhile, Japanese equities, as represented by the Nikkei 225 Index (in JPY), gained 1.63% and European equities, as represented by the MSCI Europe Index (in EUR), returned 7.25%.

Commodity prices were volatile, but produced positive results. When the reporting period began, Brent crude oil was approximately $63 a barrel. Brent crude oil ended the reporting period at roughly $79 a barrel. We believe that a driver of the increase in oil price is stronger demand as global growth improved. Elsewhere, copper and gold prices also moved higher.

Finally, there were also periods of volatility in the foreign exchange markets, in our view due to economic growth expectations, changing central bank monetary policies, rising inflation, and several geopolitical events. The U.S. dollar strengthened against several major currencies. For example, the U.S. dollar returned 1.28%, 2.24% and 0.51% versus the euro, the British pound and the Japanese yen, respectively.

Thank you for the assets you have placed with us. We deeply value your trust, and we will continue to work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager or call one of our shareholder associates at (888) 87-PIMCO. We also invite you to visit our website at pimco.com to learn more about our viewpoints.

Stay safe and healthy, Peter G. Strelow Chairman of the Board PIMCO Funds

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates (or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, are at or near historically low levels. Thus, bond funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from other countries, each with a focus on China, has contributed to international trade tensions and may impact portfolio securities.

The United Kingdom’s withdrawal from the European Union may impact Fund returns. The withdrawal may cause substantial volatility in foreign exchange markets, lead to weakness in the exchange rate of the British pound, result in a sustained period of market uncertainty, and destabilize some or all of the other European Union member countries and/or the Eurozone.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on a Fund or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. The transition may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C and Class C-2 shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A, Class C and Class C-2 shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class C-2 shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class C-2	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	10/19/99	08/31/09	—	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	—	—	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	07/30/21	07/31/06	12/29/06	—	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	07/30/21	04/01/98	04/01/98	—	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	07/30/21	10/19/99	08/31/09	—	Non-Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	07/30/21	03/28/02	03/28/02	10/21/20	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund,

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	5

Important Information About the Funds	(Cont.)

and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

The SEC has adopted a rule that allows the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Pursuant to the rule, investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling 888.877.4626. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In August 2020, the SEC proposed changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which, if adopted, will change the disclosures provided to shareholders.

In October 2020, the SEC adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, and after an eighteen-month transition period, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. These requirements may limit the ability of the Funds to use derivatives and reverse repurchase agreements and similar financing transactions as part of their investment strategies and may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Investment Company Act of 1940 (the “Act”) without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The impact that these changes may have on the Funds is uncertain.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition will apply in all contexts under the Act. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. The impact of the new rule on the Funds is uncertain at this time.

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
I-2 - PCIPX	Class C - PCFCX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Municipal Bonds & Notes

Water Revenue	13.7%

Health, Hospital & Nursing Home Revenue	9.0%

General Fund	7.9%

Ad Valorem Property Tax	6.9%

College & University Revenue	6.2%

Port, Airport & Marina Revenue	5.2%

Tax Increment/Allocation Revenue	4.3%

Sales Tax Revenue	4.1%

Lease (Abatement)	3.9%

Sewer Revenue	3.7%

Tobacco Settlement Funded	3.6%

Electric Power & Light Revenue	3.5%

Natural Gas Revenue	3.1%

Special Tax	3.1%

Local or Guaranteed Housing	2.6%

Highway Revenue Tolls	2.2%

Miscellaneous Revenue	1.9%

Recreational Revenue	1.7%

Charter School Aid	1.3%

Lease (Non-Terminable)	1.2%

Other	4.4%

Short-Term Instruments‡	6.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	0.66%	1.59%	2.42%	3.14%	3.67%
PIMCO California Intermediate Municipal Bond Fund I-2	0.61%	1.49%	2.32%	3.03%	3.57%
PIMCO California Intermediate Municipal Bond Fund Class A	0.49%	1.25%	2.08%	2.80%	3.31%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	(1.77)%	(1.03)%	1.62%	2.41%	3.17%
PIMCO California Intermediate Municipal Bond Fund Class C	0.12%	0.49%	1.32%	2.03%	2.56%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	(0.88)%	(0.50)%	1.32%	2.03%	2.56%
Bloomberg California Intermediate Municipal Bond Index	0.58%	0.73%	2.59%	3.37%	4.53%
Lipper California Intermediate Municipal Debt Funds Average	0.77%	1.69%	2.11%	2.89%	3.95%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.445% for the Institutional Class shares, 0.545% for I-2 shares, 0.775% for Class A shares, and 1.525% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve strategies contributed to performance, as municipal market yields rose.

»	Overweight exposure to the special tax sector contributed to performance, as the sector outperformed the broad municipal market.

»	Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broad municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the broad municipal market.

»	Security selection within the pre-refunded segment detracted from performance, as holdings underperformed the general municipal market.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	7

PIMCO California Municipal Bond Fund

Institutional Class - PCTIX	Class A - PCTTX
I-2 - PCTPX	Class C - PCTGX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	13.4%

Ad Valorem Property Tax	13.0%

General Fund	7.4%

Water Revenue	6.4%

Tobacco Settlement Funded	5.2%

Port, Airport & Marina Revenue	5.1%

College & University Revenue	4.9%

Local or Guaranteed Housing	3.6%

Natural Gas Revenue	3.6%

Sales Tax Revenue	3.5%

Electric Power & Light Revenue	3.2%

Charter School Aid	2.8%

Sewer Revenue	2.7%

Lease (Abatement)	2.6%

Lease (Non-Terminable)	2.5%

Highway Revenue Tolls	2.2%

Lease Revenue	1.8%

Transit Revenue	1.4%

Special Tax	1.3%

Recreational Revenue	1.2%

Industrial Revenue	1.2%

Other	2.2%

Short-Term Instruments‡	8.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO California Municipal Bond Fund Institutional Class	1.62%	3.54%	3.78%	4.37%
PIMCO California Municipal Bond Fund I-2	1.57%	3.44%	3.68%	4.26%
PIMCO California Municipal Bond Fund Class A	1.44%	3.18%	3.42%	4.01%
PIMCO California Municipal Bond Fund Class A (adjusted)	(0.85)%	0.82%	2.94%	3.58%
PIMCO California Municipal Bond Fund Class C	1.06%	2.41%	2.65%	3.23%
PIMCO California Municipal Bond Fund Class C (adjusted)	0.06%	1.41%	2.65%	3.23%
Bloomberg California Municipal Bond Index	1.08%	2.10%	3.14%	3.72%
Lipper California Municipal Debt Funds Average	1.57%	3.89%	3.06%	3.79%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.44% for the Institutional Class shares, 0.54% for I-2 shares, 0.79% for Class A shares, and 1.54% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Municipal Bond Fund seeks high current income exempt from federal and California income tax by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve strategies contributed to performance, as short and intermediate term municipal yields increased and long-dated maturities fell.

»	Overweight exposure to the special tax sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Security selection within the general obligation segment detracted from performance, as our holdings underperformed the general municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the general municipal market.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
I-2 - PCDPX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	14.9%

Water Revenue	9.2%

Lease (Abatement)	8.3%

College & University Revenue	6.5%

Ad Valorem Property Tax	6.0%

Electric Power & Light Revenue	5.1%

Miscellaneous Revenue	4.9%

Tobacco Settlement Funded	4.4%

Highway Revenue Tolls	3.8%

Natural Gas Revenue	3.6%

Local or Guaranteed Housing	3.6%

Sewer Revenue	3.4%

Special Tax	3.1%

Recreational Revenue	2.0%

Resource Recovery Revenue	1.4%

Port, Airport & Marina Revenue	1.3%

Lease (Non-Terminable)	1.1%

Industrial Revenue	1.1%

Other	5.0%

Short-Term Instruments‡	11.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.23%	0.68%	1.34%	1.10%	1.59%
PIMCO California Short Duration Municipal Income Fund I-2	0.18%	0.57%	1.24%	1.00%	1.49%
PIMCO California Short Duration Municipal Income Fund Class A	0.03%	0.27%	0.94%	0.70%	1.18%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	(2.22)%	(1.98)%	0.48%	0.47%	1.03%
Bloomberg California 1 Year Municipal Bond Index	0.04%	0.20%	1.21%	0.96%	1.68%
Lipper California Short/Intermediate Municipal Debt Funds Average	0.52%	1.14%	1.45%	1.78%	2.37%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.33% for the Institutional Class shares, 0.43% for I-2 shares, and 0.73% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve strategies contributed to performance, as municipal interest rates rose.

»	Overweight exposure to the revenue segment contributed to performance, as the segment outperformed the broad municipal market.

»	Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broad municipal market.

»	There were no material detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	9

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
I-2 - PYMPX	Class C - PYMCX
I-3 - PYMNX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	15.2%

Industrial Revenue	8.3%

Tobacco Settlement Funded	7.8%

Ad Valorem Property Tax	7.1%

Sales Tax Revenue	6.6%

Local or Guaranteed Housing	5.5%

Highway Revenue Tolls	3.4%

Electric Power & Light Revenue	3.2%

General Fund	2.9%

Transit Revenue	2.8%

Natural Gas Revenue	2.7%

Lease (Appropriation)	2.4%

Water Revenue	2.2%

College & University Revenue	2.0%

Appropriations	1.9%

Miscellaneous Revenue	1.7%

Resource Recovery Revenue	1.7%

Nuclear Revenue	1.6%

Port, Airport & Marina Revenue	1.6%

Miscellaneous Taxes	1.6%

Charter School Aid	1.4%

Lease Revenue	1.4%

Sewer Revenue	1.2%

Economic Development Revenue	1.1%

Other	5.1%

Short-Term Instruments‡	5.8%

Corporate Bonds & Notes	1.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	3.75%	9.03%	5.43%	6.57%	4.72%
PIMCO High Yield Municipal Bond Fund I-2	3.70%	8.92%	5.33%	6.46%	4.61%
PIMCO High Yield Municipal Bond Fund I-3	3.67%	8.87%	5.27%	6.41%	4.56%
PIMCO High Yield Municipal Bond Fund Class A	3.59%	8.71%	5.12%	6.26%	4.41%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	1.26%	6.26%	4.64%	5.85%	4.20%
PIMCO High Yield Municipal Bond Fund Class C	3.20%	7.90%	4.34%	5.47%	3.64%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	2.20%	6.90%	4.34%	5.47%	3.64%
Bloomberg High Yield Municipal Bond Index	4.33%	11.33%	6.00%	6.68%	5.35%
Lipper High Yield Municipal Debt Funds Average	3.08%	8.44%	4.18%	5.46%	4.30%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.57% for the Institutional Class shares, 0.67% for I-2 shares, 0.77% for I-3 shares, 0.87% for Class A shares, and 1.62% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax, with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve strategies contributed to performance, as short and intermediate term municipal yields increased and long-dated maturities fell.

»	Security selection within the electric utility sector contributed to performance, as our holdings outperformed the general high yield municipal market.

»	Underweight exposure to the industrial revenue sector contributed to performance, as the sector underperformed the general high yield municipal market.

»	Overweight exposure to the lease-backed sector detracted from performance, as the sector underperformed the general high yield municipal market.

»	Underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the general high yield municipal market.

»	Underweight exposure to the education sector detracted from performance, as the sector outperformed the general high yield municipal market.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class A - PMLAX
I-2 - PMUPX	Class C - PMLCX
I-3 - PMUNX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	14.8%

Sales Tax Revenue	6.2%

Highway Revenue Tolls	5.9%

Ad Valorem Property Tax	4.8%

Port, Airport & Marina Revenue	4.6%

Natural Gas Revenue	4.4%

Water Revenue	4.2%

Income Tax Revenue	4.2%

Electric Power & Light Revenue	4.0%

Local or Guaranteed Housing	3.5%

Tobacco Settlement Funded	3.4%

Appropriations	3.1%

General Fund	3.0%

Industrial Revenue	3.0%

Lease (Appropriation)	2.9%

Miscellaneous Revenue	2.3%

College & University Revenue	2.2%

Fuel Sales Tax Revenue	2.1%

Transit Revenue	1.6%

Miscellaneous Taxes	1.5%

Lease (Abatement)	1.3%

Lease (Non-Terminable)	1.3%

Economic Development Revenue	1.2%

Recreational Revenue	1.2%

Other	4.2%

Short-Term Instruments‡	8.8%

Corporate Bonds & Notes	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	1.79%	4.43%	3.88%	4.92%	4.27%
PIMCO Municipal Bond Fund I-2	1.73%	4.32%	3.78%	4.82%	4.15%
PIMCO Municipal Bond Fund I-3	1.70%	4.27%	3.73%	4.77%	4.14%
PIMCO Municipal Bond Fund Class A	1.63%	4.11%	3.56%	4.60%	3.92%
PIMCO Municipal Bond Fund Class A (adjusted)	(0.66)%	1.76%	3.09%	4.20%	3.79%
PIMCO Municipal Bond Fund Class C	1.37%	3.59%	3.05%	4.08%	3.41%
PIMCO Municipal Bond Fund Class C (adjusted)	0.37%	2.59%	3.05%	4.08%	3.41%
Bloomberg Municipal Bond Index	1.15%	2.63%	3.26%	3.87%	4.67%
Lipper General & Insured Municipal Debt Funds Average	1.51%	3.94%	3.14%	3.94%	4.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.46% for the Institutional Class shares, 0.56% for I-2 shares, 0.66% for I-3 shares, 0.77% for Class A shares, and 1.27% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve strategies contributed to performance, as short and intermediate term municipal yields increased and long-dated maturities fell.

»	Overweight exposure to the special tax sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Security selection within the general obligation segment detracted from performance, as our holdings underperformed the general municipal market.

»	Security selection within the lease-backed sector detracted from performance, as our holdings underperformed the general municipal market.

»	Security selection within the water and sewer sector detracted from performance, as our holdings underperformed the general municipal market.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	11

PIMCO National Intermediate Municipal Bond Fund

Institutional Class - PMNIX	Class A - PMNTX
I-2 - PMNPX	Class C - PMNNX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	11.2%

Electric Power & Light Revenue	7.2%

College & University Revenue	7.1%

Highway Revenue Tolls	6.4%

Water Revenue	6.3%

Natural Gas Revenue	6.2%

Ad Valorem Property Tax	5.1%

Tobacco Settlement Funded	4.4%

Lease (Appropriation)	3.9%

Sales Tax Revenue	3.8%

Port, Airport & Marina Revenue	3.2%

Nuclear Revenue	2.8%

Fuel Sales Tax Revenue	2.7%

Miscellaneous Revenue	2.5%

Local or Guaranteed Housing	2.5%

Income Tax Revenue	2.2%

General Fund	2.1%

Transit Revenue	2.0%

Industrial Revenue	1.7%

Appropriations	1.6%

Sewer Revenue	1.6%

Lease Revenue	1.1%

Miscellaneous Taxes	1.0%

Other	2.1%

Short-Term Instruments‡	9.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO National Intermediate Municipal Bond Fund Institutional Class	0.90%	2.34%	2.79%	3.23%
PIMCO National Intermediate Municipal Bond Fund I-2	0.85%	2.23%	2.69%	3.13%
PIMCO National Intermediate Municipal Bond Fund Class A	0.72%	1.98%	2.43%	2.87%
PIMCO National Intermediate Municipal Bond Fund Class A (adjusted)	(1.51)%	(0.29)%	1.96%	2.45%
PIMCO National Intermediate Municipal Bond Fund Class C	0.47%	1.47%	1.92%	2.36%
PIMCO National Intermediate Municipal Bond Fund Class C (adjusted)	(0.53)%	0.47%	1.92%	2.36%
Bloomberg 1-15 Year Municipal Bond Index	0.81%	1.82%	2.85%	2.95%
Lipper Intermediate Municipal Debt Funds Average	1.15%	2.86%	2.55%	2.66%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.45% for the Institutional Class shares, 0.55% for I-2 shares, 0.80% for Class A shares, and 1.30% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO National Intermediate Municipal Bond Fund seeks maximum tax exempt income by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve strategies contributed to performance, as short and intermediate term municipal yields increased and long-dated maturities fell.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Security selection within the special tax sector contributed to performance, as our holdings outperformed the general municipal market.

»	Security selection within the education sector detracted from performance, as our holdings underperformed the general municipal market.

»	There were no other material detractors for this fund.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
I-2 - PNYPX	Class C - PBFCX
I-3 - PNYNX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Municipal Bonds & Notes

Income Tax Revenue	15.7%

College & University Revenue	9.4%

Health, Hospital & Nursing Home Revenue	7.5%

Miscellaneous Revenue	7.4%

Ad Valorem Property Tax	6.9%

Water Revenue	6.4%

Transit Revenue	5.2%

Sales Tax Revenue	4.8%

Industrial Revenue	3.9%

Highway Revenue Tolls	3.2%

Electric Power & Light Revenue	3.1%

Port, Airport & Marina Revenue	2.9%

Lease (Appropriation)	2.7%

Natural Gas Revenue	2.4%

Local or Guaranteed Housing	2.4%

Tobacco Settlement Funded	1.8%

Miscellaneous Taxes	1.8%

General Fund	1.3%

Lease Revenue	1.0%

Other	3.8%

Short-Term Instruments‡	6.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	1.70%	4.14%	3.22%	4.08%	4.73%
PIMCO New York Municipal Bond Fund I-2	1.65%	4.03%	3.12%	3.97%	4.64%
PIMCO New York Municipal Bond Fund I-3	1.61%	3.98%	3.06%	3.92%	4.58%
PIMCO New York Municipal Bond Fund Class A	1.53%	3.79%	2.88%	3.73%	4.37%
PIMCO New York Municipal Bond Fund Class A (adjusted)	(0.76)%	1.46%	2.41%	3.34%	4.22%
PIMCO New York Municipal Bond Fund Class C	1.15%	3.02%	2.11%	2.96%	3.62%
PIMCO New York Municipal Bond Fund Class C (adjusted)	0.15%	2.02%	2.11%	2.96%	3.62%
Bloomberg New York Municipal Bond Index	1.33%	3.42%	3.00%	3.67%	4.70%
Lipper New York Municipal Debt Funds Average	1.86%	4.91%	2.98%	3.64%	4.17%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.445% for the Institutional Class shares, 0.545% for I-2 shares, 0.645% for I-3 shares, 0.775% for Class A shares, and 1.525% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve strategies contributed to performance, as short and intermediate term municipal yields increased and long-dated maturities fell.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Security selection within the general obligation segment detracted from performance, as holdings underperformed the general municipal market.

»	Security selection within the lease-backed sector detracted from performance, as holdings underperformed the general municipal market.

»	Security selection within the water and sewer sector detracted from performance, as holdings underperformed the general municipal market.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	13

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class A - PSDAX
I-2 - PSDPX	Class C - PSDCX
I-3 - PSDUX	Class C-2 - PCCMX

Cumulative Returns Through September 30, 2021

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2021†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	12.7%

Ad Valorem Property Tax	9.9%

Electric Power & Light Revenue	7.8%

Sales Tax Revenue	4.6%

Natural Gas Revenue	4.4%

Water Revenue	4.3%

Miscellaneous Revenue	4.0%

Industrial Revenue	3.4%

College & University Revenue	3.4%

Highway Revenue Tolls	3.1%

Fuel Sales Tax Revenue	2.9%

Appropriations	2.9%

Tobacco Settlement Funded	2.5%

General Fund	2.3%

Transit Revenue	1.9%

Resource Recovery Revenue	1.4%

Income Tax Revenue	1.3%

Sewer Revenue	1.3%

Recreational Revenue	1.3%

Lease (Appropriation)	1.2%

Local or Guaranteed Housing	1.1%

Port, Airport & Marina Revenue	1.1%

Other	1.7%

Short-Term Instruments‡	19.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2021

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	0.38%	1.15%	1.86%	1.49%	1.61%
PIMCO Short Duration Municipal Income Fund I-2	0.33%	1.05%	1.76%	1.39%	1.50%
PIMCO Short Duration Municipal Income Fund I-3	0.30%	0.99%	1.71%	1.34%	1.48%
PIMCO Short Duration Municipal Income Fund Class A	0.18%	0.75%	1.45%	1.09%	1.21%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	(2.10)%	(1.55)%	1.01%	0.86%	1.10%
PIMCO Short Duration Municipal Income Fund Class C	0.03%	0.45%	1.15%	0.79%	0.85%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	(0.97)%	(0.55)%	1.15%	0.79%	0.85%
PIMCO Short Duration Municipal Income Fund Class C-2	(0.07)%	0.25%	0.95%	0.58%	0.72%
PIMCO Short Duration Municipal Income Fund Class C-2 (adjusted)	(1.07)%	(0.75)%	0.95%	0.58%	0.72%
Bloomberg 1-Year Municipal Bond Index	0.10%	0.44%	1.40%	1.05%	2.20%
Lipper Short Municipal Debt Funds Average	0.16%	0.62%	1.28%	1.08%	2.25%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C and Class C-2 shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio in effect as of period end were 0.33% for the Institutional Class shares, 0.43% for I-2 shares, 0.53% for I-3 shares, 0.73% for Class A shares, 1.03% for Class C shares, and 1.23% for Class C-2 shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Yield curve strategies contributed to performance, as municipal yields rose.

»	Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

»	Overweight exposure to the industrial revenue backed sector contributed to performance, as the sector outperformed the broader municipal market.

»	There were no material detractors for this Fund.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2021 to September 30, 2021 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,006.60	$2.24	$1,000.00	$1,022.84	$2.26	0.445%
I-2	1,000.00	1,006.10	2.74	1,000.00	1,022.34	2.76	0.545
Class A	1,000.00	1,004.90	3.90	1,000.00	1,021.18	3.93	0.775
Class C	1,000.00	1,001.20	7.65	1,000.00	1,017.42	7.71	1.525

PIMCO California Municipal Bond Fund
Institutional Class	$1,000.00	$1,016.20	$2.22	$1,000.00	$1,022.86	$2.23	0.44	%(a)
I-2	1,000.00	1,015.70	2.73	1,000.00	1,022.36	2.74	0.54	(a)
Class A	1,000.00	1,014.40	3.99	1,000.00	1,021.11	4.00	0.79	(a)
Class C	1,000.00	1,010.60	7.76	1,000.00	1,017.35	7.79	1.54	(a)

PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,002.30	$1.66	$1,000.00	$1,023.41	$1.67	0.33%
I-2	1,000.00	1,001.80	2.16	1,000.00	1,022.91	2.18	0.43
Class A	1,000.00	1,000.30	3.66	1,000.00	1,021.41	3.70	0.73

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	15

Expense Examples	(Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$1,037.50	$2.86	$1,000.00	$1,022.26	$2.84	0.56	%(b)
I-2	1,000.00	1,037.00	3.37	1,000.00	1,021.76	3.35	0.66	(b)
I-3(e)	1,000.00	1,036.70	1.26	1,000.00	1,006.99	1.24	0.75	(b)
Class A	1,000.00	1,035.90	4.39	1,000.00	1,020.76	4.36	0.86	(b)
Class C	1,000.00	1,032.00	8.20	1,000.00	1,017.00	8.14	1.61	(b)

PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$1,017.90	$2.28	$1,000.00	$1,022.81	$2.28	0.45	%(c)
I-2	1,000.00	1,017.30	2.78	1,000.00	1,022.31	2.79	0.55	(c)
I-3(e)	1,000.00	1,017.00	1.03	1,000.00	1,007.20	1.02	0.62	(c)
Class A	1,000.00	1,016.30	3.84	1,000.00	1,021.26	3.85	0.76	(c)
Class C	1,000.00	1,013.70	6.36	1,000.00	1,018.75	6.38	1.26	(c)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$1,009.00	$2.27	$1,000.00	$1,022.81	$2.28	0.45%
I-2	1,000.00	1,008.50	2.77	1,000.00	1,022.31	2.79	0.55
Class A	1,000.00	1,007.20	4.03	1,000.00	1,021.06	4.05	0.80
Class C	1,000.00	1,004.70	6.53	1,000.00	1,018.55	6.53	1.30

PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$1,017.00	$2.25	$1,000.00	$1,022.84	$2.26	0.445	%(d)
I-2	1,000.00	1,016.50	2.76	1,000.00	1,022.34	2.76	0.545	(d)
I-3(e)	1,000.00	1,016.10	0.99	1,000.00	1,007.24	0.98	0.595	(d)
Class A	1,000.00	1,015.30	3.92	1,000.00	1,021.18	3.93	0.775	(d)
Class C	1,000.00	1,011.50	7.69	1,000.00	1,017.42	7.71	1.525	(d)

PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$1,003.80	$1.66	$1,000.00	$1,023.41	$1.67	0.33%
I-2	1,000.00	1,003.30	2.16	1,000.00	1,022.91	2.18	0.43
I-3(e)	1,000.00	1,003.00	0.79	1,000.00	1,007.43	0.79	0.48
Class A	1,000.00	1,001.80	3.66	1,000.00	1,021.41	3.70	0.73
Class C	1,000.00	1,000.30	5.16	1,000.00	1,019.90	5.22	1.03
Class C-2	1,000.00	999.30	6.16	1,000.00	1,018.90	6.23	1.23

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Net Annualized Expense Ratio reflected in the expense example above includes 0.00% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.21, $2.72, $3.98, $7.75 for Actual Performance and $2.22, $2.72, $3.99, $7.77 for Hypothetical Performance for Institutional Class, I-2, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(b) The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.78, $3.29, $3.75, $4.31, $8.13 for Actual Performance and $2.76, $3.27, $3.73, $4.28, $8.07 for Hypothetical Performance for Institutional Class, I-2, I-3, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(c) The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.23, $2.74, $3.09, $3.80, $6.32 for Actual Performance and $2.24, $2.74, $3.10, $3.81, $6.33 for Hypothetical Performance for Institutional Class, I-2, I-3, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(d) The Net Annualized Expense Ratio reflected in the expense example above includes 0.00% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.23, $2.74, $3.04, $3.90, $7.67 for Actual Performance and $2.24, $2.75, $3.05, $3.91, $7.70 for Hypothetical Performance for Institutional Class, I-2, I-3, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(e) The Beginning Account Value is reflective as of 07/30/21 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 60/365 I-3 shares of the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (to reflect the period since the inception date of 07/30/21). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg 1-15 Year Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market.

Bloomberg 1-Year Municipal Bond Index	The Bloomberg 1-Year Municipal Bond Index is the 1 Year (1-2) component of the Municipal Bond Index. The Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Bloomberg California 1 Year Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years.

Bloomberg California Intermediate Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg California Municipal Bond Index	The Bloomberg California Municipal Bond Index is the California component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg High Yield Municipal Bond Index	The Bloomberg High Yield Municipal Bond Index measures the non-investment grade and non-rated U.S. tax-exempt bond market. It is an unmanaged index made up of dollar-denominated, fixed-rate municipal securities that are rated Ba1/BB+/BB+ or below or non-rated and that meet specified maturity, liquidity, and quality requirements.

Bloomberg Municipal Bond Index	Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg New York Municipal Bond Index	The Bloomberg New York Municipal Bond Index is the New York component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	17

Financial Highlights

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Intermediate Municipal Bond Fund
Institutional Class

04/01/2021 - 09/30/2021+	$10.10	$0.08	$(0.01)	$0.07	$(0.08)	$0.00	$(0.08)

03/31/2021	9.85	0.21	0.25	0.46	(0.21)	0.00	(0.21)

03/31/2020	9.82	0.22	0.03	0.25	(0.22)	0.00	(0.22)

03/31/2019	9.64	0.25	0.18	0.43	(0.25)	0.00	(0.25)

03/31/2018	9.69	0.25	(0.05)	0.20	(0.25)	0.00	(0.25)

03/31/2017	9.97	0.24	(0.28)	(0.04)	(0.24)	0.00	(0.24)
I-2

04/01/2021 - 09/30/2021+	10.10	0.07	(0.01)	0.06	(0.07)	0.00	(0.07)

03/31/2021	9.85	0.20	0.25	0.45	(0.20)	0.00	(0.20)

03/31/2020	9.82	0.21	0.03	0.24	(0.21)	0.00	(0.21)

03/31/2019	9.64	0.24	0.18	0.42	(0.24)	0.00	(0.24)

03/31/2018	9.69	0.24	(0.05)	0.19	(0.24)	0.00	(0.24)

03/31/2017	9.97	0.23	(0.28)	(0.05)	(0.23)	0.00	(0.23)
Class A

04/01/2021 - 09/30/2021+	10.10	0.06	(0.01)	0.05	(0.06)	0.00	(0.06)

03/31/2021	9.85	0.18	0.25	0.43	(0.18)	0.00	(0.18)

03/31/2020	9.82	0.19	0.03	0.22	(0.19)	0.00	(0.19)

03/31/2019	9.64	0.22	0.18	0.40	(0.22)	0.00	(0.22)

03/31/2018	9.69	0.21	(0.05)	0.16	(0.21)	0.00	(0.21)

03/31/2017	9.97	0.21	(0.28)	(0.07)	(0.21)	0.00	(0.21)
Class C

04/01/2021 - 09/30/2021+	10.10	0.02	(0.01)	0.01	(0.02)	0.00	(0.02)

03/31/2021	9.85	0.10	0.25	0.35	(0.10)	0.00	(0.10)

03/31/2020	9.82	0.12	0.03	0.15	(0.12)	0.00	(0.12)

03/31/2019	9.64	0.15	0.18	0.33	(0.15)	0.00	(0.15)

03/31/2018	9.69	0.14	(0.05)	0.09	(0.14)	0.00	(0.14)

03/31/2017	9.97	0.14	(0.28)	(0.14)	(0.14)	0.00	(0.14)

PIMCO California Municipal Bond Fund
Institutional Class

04/01/2021 - 09/30/2021+	$11.65	$0.10	$0.09	$0.19	$(0.10)	$0.00	$(0.10)

03/31/2021	11.17	0.22	0.48	0.70	(0.22)	0.00	(0.22)

03/31/2020	10.89	0.27	0.29	0.56	(0.28)	0.00	(0.28)

03/31/2019	10.61	0.32	0.27	0.59	(0.31)	0.00	(0.31)

03/31/2018	10.52	0.33	0.09	0.42	(0.33)	0.00	(0.33)

03/31/2017	10.81	0.32	(0.29)	0.03	(0.32)	0.00	(0.32)
I-2

04/01/2021 - 09/30/2021+	11.65	0.09	0.09	0.18	(0.09)	0.00	(0.09)

03/31/2021	11.17	0.20	0.49	0.69	(0.21)	0.00	(0.21)

03/31/2020	10.89	0.26	0.29	0.55	(0.27)	0.00	(0.27)

03/31/2019	10.61	0.31	0.27	0.58	(0.30)	0.00	(0.30)

03/31/2018	10.52	0.32	0.08	0.40	(0.31)	0.00	(0.31)

03/31/2017	10.81	0.31	(0.29)	0.02	(0.31)	0.00	(0.31)
Class A

04/01/2021 - 09/30/2021+	11.65	0.08	0.09	0.17	(0.08)	0.00	(0.08)

03/31/2021	11.17	0.18	0.48	0.66	(0.18)	0.00	(0.18)

03/31/2020	10.89	0.23	0.29	0.52	(0.24)	0.00	(0.24)

03/31/2019	10.61	0.28	0.28	0.56	(0.28)	0.00	(0.28)

03/31/2018	10.52	0.30	0.08	0.38	(0.29)	0.00	(0.29)

03/31/2017	10.81	0.28	(0.29)	(0.01)	(0.28)	0.00	(0.28)
Class C

04/01/2021 - 09/30/2021+	11.65	0.04	0.08	0.12	(0.03)	0.00	(0.03)

03/31/2021	11.17	0.09	0.49	0.58	(0.10)	0.00	(0.10)

03/31/2020	10.89	0.15	0.28	0.43	(0.15)	0.00	(0.15)

03/31/2019	10.61	0.20	0.28	0.48	(0.20)	0.00	(0.20)

03/31/2018	10.52	0.22	0.08	0.30	(0.21)	0.00	(0.21)

03/31/2017	10.81	0.20	(0.29)	(0.09)	(0.20)	0.00	(0.20)

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.09	0.66%	$165,805	0.445	%*	0.445	%*	0.445	%*	0.445	%*	1.50	%*	8%

10.10	4.70	119,694	0.445		0.445		0.445		0.445		2.07		22

9.85	2.57	86,747	0.445		0.445		0.445		0.445		2.24		35

9.82	4.54	79,510	0.445		0.445		0.445		0.445		2.61		31

9.64	2.01	57,131	0.445		0.445		0.445		0.445		2.52		15

9.69	(0.37)	41,743	0.445		0.445		0.445		0.445		2.44		41

10.09	0.61	20,768	0.545	*	0.545	*	0.545	*	0.545	*	1.41	*	8

10.10	4.59	20,571	0.545		0.545		0.545		0.545		1.98		22

9.85	2.47	18,183	0.545		0.545		0.545		0.545		2.15		35

9.82	4.44	16,630	0.545		0.545		0.545		0.545		2.50		31

9.64	1.91	30,311	0.545		0.545		0.545		0.545		2.41		15

9.69	(0.47)	28,220	0.545		0.545		0.545		0.545		2.36		41

10.09	0.49	77,101	0.775	*	0.775	*	0.775	*	0.775	*	1.18	*	8

10.10	4.35	77,522	0.775		0.775		0.775		0.775		1.75		22

9.85	2.24	71,243	0.775		0.775		0.775		0.775		1.90		35

9.82	4.20	50,298	0.775		0.775		0.775		0.775		2.27		31

9.64	1.68	49,614	0.775		0.775		0.775		0.775		2.18		15

9.69	(0.70)	44,936	0.775		0.775		0.775		0.775		2.12		41

10.09	0.12	4,435	1.525	*	1.525	*	1.525	*	1.525	*	0.44	*	8

10.10	3.57	5,612	1.525		1.525		1.525		1.525		1.00		22

9.85	1.47	7,727	1.525		1.525		1.525		1.525		1.18		35

9.82	3.43	8,991	1.525		1.525		1.525		1.525		1.52		31

9.64	0.92	9,501	1.525		1.525		1.525		1.525		1.43		15

9.69	(1.45)	11,160	1.525		1.525		1.525		1.525		1.37		41

$11.74	1.62%	$45,126	0.44	%*	0.44	%*	0.44	%*	0.44	%*	1.69	%*	10%

11.65	6.34	43,961	0.44		0.44		0.44		0.44		1.87		27

11.17	5.12	18,625	0.46		0.46		0.44		0.44		2.41		41

10.89	5.71	6,904	0.49		0.49		0.44		0.44		2.98		36

10.61	3.97	4,988	0.50		0.50		0.44		0.44		3.13		43

10.52	0.23	3,417	0.46		0.46		0.44		0.44		2.93		133

11.74	1.57	24,745	0.54	*	0.54	*	0.54	*	0.54	*	1.59	*	10

11.65	6.24	21,952	0.54		0.54		0.54		0.54		1.73		27

11.17	5.02	5,044	0.56		0.56		0.54		0.54		2.32		41

10.89	5.61	1,597	0.59		0.59		0.54		0.54		2.90		36

10.61	3.86	518	0.60		0.60		0.54		0.54		3.02		43

10.52	0.13	671	0.56		0.56		0.54		0.54		2.81		133

11.74	1.44	50,413	0.79	*	0.79	*	0.79	*	0.79	*	1.34	*	10

11.65	5.97	47,504	0.79		0.79		0.79		0.79		1.54		27

11.17	4.76	31,576	0.81		0.81		0.79		0.79		2.09		41

10.89	5.35	21,456	0.84		0.84		0.79		0.79		2.63		36

10.61	3.60	8,453	0.85		0.85		0.79		0.79		2.78		43

10.52	(0.12)	5,877	0.81		0.81		0.79		0.79		2.60		133

11.74	1.06	3,000	1.54	*	1.54	*	1.54	*	1.54	*	0.59	*	10

11.65	5.18	2,797	1.54		1.54		1.54		1.54		0.79		27

11.17	3.98	2,030	1.56		1.56		1.54		1.54		1.36		41

10.89	4.56	2,074	1.59		1.59		1.54		1.54		1.88		36

10.61	2.83	1,800	1.60		1.60		1.54		1.54		2.02		43

10.52	(0.87)	2,190	1.56		1.56		1.54		1.54		1.83		133

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	19

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Short Duration Municipal Income Fund
Institutional Class

04/01/2021 - 09/30/2021+	$9.96	$0.05	$(0.03)	$0.02	$(0.05)	$0.00	$(0.05)

03/31/2021	9.84	0.11	0.12	0.23	(0.11)	0.00	(0.11)

03/31/2020	9.88	0.15	(0.03)	0.12	(0.16)	0.00	(0.16)

03/31/2019	9.82	0.16	0.06	0.22	(0.16)	0.00	(0.16)

03/31/2018	9.87	0.14	(0.06)	0.08	(0.13)	0.00	(0.13)

03/31/2017	9.94	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
I-2

04/01/2021 - 09/30/2021+	9.96	0.05	(0.03)	0.02	(0.05)	0.00	(0.05)

03/31/2021	9.84	0.10	0.12	0.22	(0.10)	0.00	(0.10)

03/31/2020	9.88	0.15	(0.04)	0.11	(0.15)	0.00	(0.15)

03/31/2019	9.82	0.15	0.06	0.21	(0.15)	0.00	(0.15)

03/31/2018	9.87	0.13	(0.06)	0.07	(0.12)	0.00	(0.12)

03/31/2017	9.94	0.09	(0.07)	0.02	(0.09)	0.00	(0.09)
Class A

04/01/2021 - 09/30/2021+	9.96	0.03	(0.03)	0.00	(0.03)	0.00	(0.03)

03/31/2021	9.84	0.07	0.12	0.19	(0.07)	0.00	(0.07)

03/31/2020	9.88	0.11	(0.03)	0.08	(0.12)	0.00	(0.12)

03/31/2019	9.82	0.12	0.06	0.18	(0.12)	0.00	(0.12)

03/31/2018	9.87	0.10	(0.06)	0.04	(0.09)	0.00	(0.09)

03/31/2017	9.94	0.06	(0.07)	(0.01)	(0.06)	0.00	(0.06)

PIMCO High Yield Municipal Bond Fund
Institutional Class

04/01/2021 - 09/30/2021+	$9.67	$0.15	$0.21	$0.36	$(0.14)	$0.00	$(0.14)

03/31/2021	9.03	0.28	0.69	0.97	(0.28)	(0.05)	(0.33)

03/31/2020	9.15	0.34	(0.09)	0.25	(0.35)	(0.02)	(0.37)

03/31/2019	8.98	0.37	0.18	0.55	(0.37)	(0.01)	(0.38)

03/31/2018	8.82	0.40	0.15	0.55	(0.39)	0.00	(0.39)

03/31/2017	8.96	0.37	(0.15)	0.22	(0.36)	0.00	(0.36)
I-2

04/01/2021 - 09/30/2021+	9.67	0.14	0.22	0.36	(0.14)	0.00	(0.14)

03/31/2021	9.03	0.27	0.69	0.96	(0.27)	(0.05)	(0.32)

03/31/2020	9.15	0.33	(0.09)	0.24	(0.34)	(0.02)	(0.36)

03/31/2019	8.98	0.36	0.18	0.54	(0.36)	(0.01)	(0.37)

03/31/2018	8.82	0.39	0.15	0.54	(0.38)	0.00	(0.38)

03/31/2017	8.96	0.36	(0.14)	0.22	(0.36)	0.00	(0.36)
I-3

07/30/2021 - 09/30/2021+	10.05	0.05	(0.16)	(0.11)	(0.05)	0.00	(0.05)
Class A

04/01/2021 - 09/30/2021+	9.67	0.13	0.22	0.35	(0.13)	0.00	(0.13)

03/31/2021	9.03	0.25	0.69	0.94	(0.25)	(0.05)	(0.30)

03/31/2020	9.15	0.32	(0.10)	0.22	(0.32)	(0.02)	(0.34)

03/31/2019	8.98	0.35	0.18	0.53	(0.35)	(0.01)	(0.36)

03/31/2018	8.82	0.37	0.15	0.52	(0.36)	0.00	(0.36)

03/31/2017	8.96	0.34	(0.14)	0.20	(0.34)	0.00	(0.34)
Class C

04/01/2021 - 09/30/2021+	9.67	0.09	0.22	0.31	(0.09)	0.00	(0.09)

03/31/2021	9.03	0.18	0.69	0.87	(0.18)	(0.05)	(0.23)

03/31/2020	9.15	0.25	(0.10)	0.15	(0.25)	(0.02)	(0.27)

03/31/2019	8.98	0.28	0.18	0.46	(0.28)	(0.01)	(0.29)

03/31/2018	8.82	0.30	0.15	0.45	(0.29)	0.00	(0.29)

03/31/2017	8.96	0.28	(0.15)	0.13	(0.27)	0.00	(0.27)

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.93	0.23%	$106,371	0.33	%*	0.33	%*	0.33	%*	0.33	%*	1.05	%*	30%

9.96	2.39	106,925	0.33		0.33		0.33		0.33		1.13		44

9.84	1.19	99,403	0.33		0.33		0.33		0.33		1.56		69

9.88	2.29	83,637	0.33		0.33		0.33		0.33		1.67		67

9.82	0.82	85,293	0.33		0.33		0.33		0.33		1.45		60

9.87	0.34	76,914	0.33		0.33		0.33		0.33		1.04		71

9.93	0.18	11,819	0.43	*	0.43	*	0.43	*	0.43	*	0.95	*	30

9.96	2.28	17,686	0.43		0.43		0.43		0.43		1.03		44

9.84	1.08	14,414	0.43		0.43		0.43		0.43		1.47		69

9.88	2.19	15,105	0.43		0.43		0.43		0.43		1.57		67

9.82	0.72	13,029	0.43		0.43		0.43		0.43		1.35		60

9.87	0.24	12,435	0.43		0.43		0.43		0.43		0.93		71

9.93	0.03	32,069	0.73	*	0.73	*	0.73	*	0.73	*	0.65	*	30

9.96	1.98	37,831	0.73		0.73		0.73		0.73		0.73		44

9.84	0.78	31,745	0.73		0.73		0.73		0.73		1.15		69

9.88	1.88	26,500	0.73		0.73		0.73		0.73		1.26		67

9.82	0.41	32,447	0.73		0.73		0.73		0.73		1.05		60

9.87	(0.06)	32,973	0.73		0.73		0.73		0.73		0.64		71

$9.89	3.75%	$1,303,017	0.56	%*	0.56	%*	0.55	%*	0.55	%*	2.93	%*	15%

9.67	10.90	1,490,516	0.57		0.57		0.55		0.55		2.92		39

9.03	2.63	548,772	0.63		0.63		0.55		0.55		3.67		68

9.15	6.35	496,572	0.66		0.66		0.55		0.55		4.16		68

8.98	6.28	356,911	0.61		0.61		0.55		0.55		4.42		72

8.82	2.52	256,810	0.58		0.58		0.55		0.55		4.06		124

9.89	3.70	692,282	0.66	*	0.66	*	0.65	*	0.65	*	2.83	*	15

9.67	10.79	610,083	0.67		0.67		0.65		0.65		2.86		39

9.03	2.53	277,552	0.73		0.73		0.65		0.65		3.54		68

9.15	6.24	189,819	0.76		0.76		0.65		0.65		4.06		68

8.98	6.17	145,344	0.71		0.71		0.65		0.65		4.32		72

8.82	2.42	106,553	0.68		0.68		0.65		0.65		3.98		124

9.89	(1.14)	109	0.75	*	0.80	*	0.70	*	0.75	*	3.16	*	15

9.89	3.59	996,728	0.86	*	0.86	*	0.85	*	0.85	*	2.63	*	15

9.67	10.57	912,461	0.87		0.87		0.85		0.85		2.69		39

9.03	2.33	674,955	0.93		0.93		0.85		0.85		3.36		68

9.15	6.03	585,792	0.96		0.96		0.85		0.85		3.86		68

8.98	5.96	425,741	0.91		0.91		0.85		0.85		4.12		72

8.82	2.21	254,421	0.88		0.88		0.85		0.85		3.82		124

9.89	3.20	68,852	1.61	*	1.61	*	1.60	*	1.60	*	1.88	*	15

9.67	9.75	69,741	1.62		1.62		1.60		1.60		1.97		39

9.03	1.57	87,883	1.68		1.68		1.60		1.60		2.63		68

9.15	5.25	87,662	1.71		1.71		1.60		1.60		3.11		68

8.98	5.17	78,881	1.66		1.66		1.60		1.60		3.37		72

8.82	1.45	87,189	1.63		1.63		1.60		1.60		3.06		124

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	21

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Municipal Bond Fund
Institutional Class

04/01/2021 - 09/30/2021+	$10.38	$0.10	$0.09	$0.19	$(0.11)	$0.00	$(0.11)

03/31/2021	9.95	0.24	0.43	0.67	(0.24)	0.00	(0.24)

03/31/2020	9.87	0.31	0.08	0.39	(0.31)	0.00	(0.31)

03/31/2019	9.74	0.36	0.13	0.49	(0.36)	0.00	(0.36)

03/31/2018	9.63	0.36	0.10	0.46	(0.35)	0.00	(0.35)

03/31/2017	9.90	0.33	(0.27)	0.06	(0.33)	0.00	(0.33)
I-2

04/01/2021 - 09/30/2021+	10.38	0.10	0.08	0.18	(0.10)	0.00	(0.10)

03/31/2021	9.95	0.23	0.43	0.66	(0.23)	0.00	(0.23)

03/31/2020	9.87	0.30	0.08	0.38	(0.30)	0.00	(0.30)

03/31/2019	9.74	0.35	0.13	0.48	(0.35)	0.00	(0.35)

03/31/2018	9.63	0.35	0.10	0.45	(0.34)	0.00	(0.34)

03/31/2017	9.90	0.32	(0.27)	0.05	(0.32)	0.00	(0.32)
I-3

07/30/2021 - 09/30/2021+	10.64	0.03	(0.18)	(0.15)	(0.03)	0.00	(0.03)
Class A

04/01/2021 - 09/30/2021+	10.38	0.09	0.08	0.17	(0.09)	0.00	(0.09)

03/31/2021	9.95	0.20	0.44	0.64	(0.21)	0.00	(0.21)

03/31/2020	9.87	0.28	0.08	0.36	(0.28)	0.00	(0.28)

03/31/2019	9.74	0.33	0.13	0.46	(0.33)	0.00	(0.33)

03/31/2018	9.63	0.33	0.10	0.43	(0.32)	0.00	(0.32)

03/31/2017	9.90	0.30	(0.27)	0.03	(0.30)	0.00	(0.30)
Class C

04/01/2021 - 09/30/2021+	10.38	0.06	0.08	0.14	(0.06)	0.00	(0.06)

03/31/2021	9.95	0.16	0.43	0.59	(0.16)	0.00	(0.16)

03/31/2020	9.87	0.23	0.08	0.31	(0.23)	0.00	(0.23)

03/31/2019	9.74	0.29	0.12	0.41	(0.28)	0.00	(0.28)

03/31/2018	9.63	0.28	0.10	0.38	(0.27)	0.00	(0.27)

03/31/2017	9.90	0.25	(0.27)	(0.02)	(0.25)	0.00	(0.25)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class

04/01/2021 - 09/30/2021+	$11.01	$0.10	$0.00	$0.10	$(0.10)	$0.00	$(0.10)

03/31/2021	10.61	0.22	0.40	0.62	(0.22)	0.00	(0.22)

03/31/2020	10.61	0.25	0.00	0.25	(0.25)	0.00	(0.25)

03/31/2019	10.39	0.28	0.22	0.50	(0.28)	0.00	(0.28)

03/31/2018	10.37	0.27	0.02	0.29	(0.27)	0.00	(0.27)

03/31/2017	10.63	0.24	(0.26)	(0.02)	(0.24)	0.00	(0.24)
I-2

04/01/2021 - 09/30/2021+	11.01	0.09	0.00	0.09	(0.09)	0.00	(0.09)

03/31/2021	10.61	0.21	0.40	0.61	(0.21)	0.00	(0.21)

03/31/2020	10.61	0.24	0.00	0.24	(0.24)	0.00	(0.24)

03/31/2019	10.39	0.27	0.22	0.49	(0.27)	0.00	(0.27)

03/31/2018	10.37	0.26	0.02	0.28	(0.26)	0.00	(0.26)

03/31/2017	10.63	0.23	(0.26)	(0.03)	(0.23)	0.00	(0.23)
Class A

04/01/2021 - 09/30/2021+	11.01	0.08	0.00	0.08	(0.08)	0.00	(0.08)

03/31/2021	10.61	0.18	0.40	0.58	(0.18)	0.00	(0.18)

03/31/2020	10.61	0.21	0.00	0.21	(0.21)	0.00	(0.21)

03/31/2019	10.39	0.24	0.22	0.46	(0.24)	0.00	(0.24)

03/31/2018	10.37	0.23	0.02	0.25	(0.23)	0.00	(0.23)

03/31/2017	10.63	0.21	(0.27)	(0.06)	(0.20)	0.00	(0.20)
Class C

04/01/2021 - 09/30/2021+	11.01	0.05	0.00	0.05	(0.05)	0.00	(0.05)

03/31/2021	10.61	0.13	0.40	0.53	(0.13)	0.00	(0.13)

03/31/2020	10.61	0.16	0.00	0.16	(0.16)	0.00	(0.16)

03/31/2019	10.39	0.19	0.22	0.41	(0.19)	0.00	(0.19)

03/31/2018	10.37	0.18	0.02	0.20	(0.18)	0.00	(0.18)

03/31/2017	10.63	0.15	(0.26)	(0.11)	(0.15)	0.00	(0.15)

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.46	1.79%	$812,184	0.45	%*	0.45	%*	0.44	%*	0.44	%*	1.97	%*	11%

10.38	6.78	537,075	0.46		0.46		0.44		0.44		2.31		37

9.95	3.97	360,957	0.51		0.51		0.44		0.44		3.09		55

9.87	5.16	268,422	0.55		0.55		0.44		0.44		3.76		48

9.74	4.80	192,741	0.48		0.48		0.44		0.44		3.71		64

9.63	0.55	155,155	0.48		0.48		0.44		0.44		3.33		131

10.46	1.73	573,055	0.55	*	0.55	*	0.54	*	0.54	*	1.89	*	11

10.38	6.68	492,831	0.56		0.56		0.54		0.54		2.21		37

9.95	3.86	283,911	0.61		0.61		0.54		0.54		2.99		55

9.87	5.06	204,834	0.65		0.65		0.54		0.54		3.66		48

9.74	4.70	143,000	0.58		0.58		0.54		0.54		3.60		64

9.63	0.45	121,413	0.58		0.58		0.54		0.54		3.23		131

10.46	(1.39)	10	0.62	*	0.67	*	0.59	*	0.64	*	1.82	*	11

10.46	1.63	885,686	0.76	*	0.76	*	0.75	*	0.75	*	1.68	*	11

10.38	6.45	913,874	0.77		0.77		0.75		0.75		1.98		37

9.95	3.65	479,418	0.82		0.82		0.75		0.75		2.77		55

9.87	4.84	349,323	0.86		0.86		0.75		0.75		3.45		48

9.74	4.48	293,311	0.79		0.79		0.75		0.75		3.39		64

9.63	0.24	252,762	0.79		0.79		0.75		0.75		3.02		131

10.46	1.37	45,587	1.26	*	1.26	*	1.25	*	1.25	*	1.18	*	11

10.38	5.92	46,906	1.27		1.27		1.25		1.25		1.52		37

9.95	3.13	60,524	1.32		1.32		1.25		1.25		2.31		55

9.87	4.32	71,628	1.36		1.36		1.25		1.25		2.95		48

9.74	3.96	83,990	1.29		1.29		1.25		1.25		2.89		64

9.63	(0.26)	109,216	1.29		1.29		1.25		1.25		2.52		131

$11.01	0.90%	$93,695	0.45	%*	0.45	%*	0.45	%*	0.45	%*	1.77	%*	9%

11.01	5.89	88,749	0.45		0.45		0.45		0.45		2.03		18

10.61	2.34	70,892	0.45		0.45		0.45		0.45		2.31		28

10.61	4.90	45,549	0.45		0.45		0.45		0.45		2.70		20

10.39	2.76	22,430	0.45		0.45		0.45		0.45		2.54		24

10.37	(0.19)	15,993	0.45		0.45		0.45		0.45		2.24		73

11.01	0.85	44,328	0.55	*	0.55	*	0.55	*	0.55	*	1.67	*	9

11.01	5.78	49,769	0.55		0.55		0.55		0.55		1.92		18

10.61	2.24	27,703	0.55		0.55		0.55		0.55		2.21		28

10.61	4.79	19,793	0.55		0.55		0.55		0.55		2.60		21

10.39	2.66	20,126	0.55		0.55		0.55		0.55		2.44		24

10.37	(0.29)	16,012	0.55		0.55		0.55		0.55		2.18		73

11.01	0.72	50,221	0.80	*	0.80	*	0.80	*	0.80	*	1.41	*	9

11.01	5.52	47,294	0.80		0.80		0.80		0.80		1.68		18

10.61	1.99	39,933	0.80		0.80		0.80		0.80		1.97		28

10.61	4.53	31,794	0.80		0.80		0.80		0.80		2.35		21

10.39	2.40	25,057	0.80		0.80		0.80		0.80		2.18		24

10.37	(0.54)	23,353	0.80		0.80		0.80		0.80		1.94		73

11.01	0.47	2,557	1.30	*	1.30	*	1.30	*	1.30	*	0.92	*	9

11.01	4.99	2,369	1.30		1.30		1.30		1.30		1.19		18

10.61	1.48	2,363	1.30		1.30		1.30		1.30		1.50		28

10.61	4.02	3,122	1.30		1.30		1.30		1.30		1.84		21

10.39	1.89	3,734	1.30		1.30		1.30		1.30		1.67		24

10.37	(1.04)	4,724	1.30		1.30		1.30		1.30		1.42		73

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	23

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO New York Municipal Bond Fund
Institutional Class

04/01/2021 - 09/30/2021+	$11.75	$0.11	$0.09	$0.20	$(0.11)	$0.00	$(0.11)

03/31/2021	11.41	0.23	0.34	0.57	(0.23)	0.00	(0.23)

03/31/2020	11.27	0.27	0.14	0.41	(0.27)	0.00	(0.27)

03/31/2019	11.09	0.37	0.17	0.54	(0.36)	0.00	(0.36)

03/31/2018	11.13	0.37	(0.04)	0.33	(0.37)	0.00	(0.37)

03/31/2017	11.43	0.38	(0.30)	0.08	(0.38)	0.00	(0.38)
I-2

04/01/2021 - 09/30/2021+	11.75	0.10	0.09	0.19	(0.10)	0.00	(0.10)

03/31/2021	11.41	0.22	0.34	0.56	(0.22)	0.00	(0.22)

03/31/2020	11.27	0.26	0.14	0.40	(0.26)	0.00	(0.26)

03/31/2019	11.09	0.36	0.17	0.53	(0.35)	0.00	(0.35)

03/31/2018	11.13	0.36	(0.05)	0.31	(0.35)	0.00	(0.35)

03/31/2017	11.43	0.37	(0.30)	0.07	(0.37)	0.00	(0.37)
I-3

07/30/2021 - 09/30/2021+	12.03	0.03	(0.19)	(0.16)	(0.03)	0.00	(0.03)
Class A

04/01/2021 - 09/30/2021+	11.75	0.09	0.09	0.18	(0.09)	0.00	(0.09)

03/31/2021	11.41	0.20	0.34	0.54	(0.20)	0.00	(0.20)

03/31/2020	11.27	0.23	0.15	0.38	(0.24)	0.00	(0.24)

03/31/2019	11.09	0.33	0.18	0.51	(0.33)	0.00	(0.33)

03/31/2018	11.13	0.34	(0.05)	0.29	(0.33)	0.00	(0.33)

03/31/2017	11.43	0.35	(0.31)	0.04	(0.34)	0.00	(0.34)
Class C

04/01/2021 - 09/30/2021+	11.75	0.04	0.10	0.14	(0.05)	0.00	(0.05)

03/31/2021	11.41	0.11	0.34	0.45	(0.11)	0.00	(0.11)

03/31/2020	11.27	0.15	0.14	0.29	(0.15)	0.00	(0.15)

03/31/2019	11.09	0.25	0.18	0.43	(0.25)	0.00	(0.25)

03/31/2018	11.13	0.25	(0.05)	0.20	(0.24)	0.00	(0.24)

03/31/2017	11.43	0.26	(0.30)	(0.04)	(0.26)	0.00	(0.26)

PIMCO Short Duration Municipal Income Fund
Institutional Class

04/01/2021 - 09/30/2021+	$8.58	$0.04	$(0.01)	$0.03	$(0.04)	$0.00	$(0.04)

03/31/2021	8.41	0.11	0.17	0.28	(0.11)	0.00	(0.11)

03/31/2020	8.42	0.16	(0.01)	0.15	(0.16)	0.00	(0.16)

03/31/2019	8.35	0.16	0.07	0.23	(0.16)	0.00	(0.16)

03/31/2018	8.40	0.14	(0.05)	0.09	(0.14)	0.00	(0.14)

03/31/2017	8.47	0.11	(0.07)	0.04	(0.11)	0.00	(0.11)
I-2

04/01/2021 - 09/30/2021+	8.58	0.04	(0.01)	0.03	(0.04)	0.00	(0.04)

03/31/2021	8.41	0.10	0.17	0.27	(0.10)	0.00	(0.10)

03/31/2020	8.42	0.15	(0.01)	0.14	(0.15)	0.00	(0.15)

03/31/2019	8.35	0.16	0.07	0.23	(0.16)	0.00	(0.16)

03/31/2018	8.40	0.14	(0.06)	0.08	(0.13)	0.00	(0.13)

03/31/2017	8.47	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
I-3

07/30/2021 - 09/30/2021+	8.61	0.01	(0.04)	(0.03)	(0.01)	0.00	(0.01)
Class A

04/01/2021 - 09/30/2021+	8.58	0.03	(0.01)	0.02	(0.03)	0.00	(0.03)

03/31/2021	8.41	0.07	0.18	0.25	(0.08)	0.00	(0.08)

03/31/2020	8.42	0.12	(0.01)	0.11	(0.12)	0.00	(0.12)

03/31/2019	8.35	0.13	0.07	0.20	(0.13)	0.00	(0.13)

03/31/2018	8.40	0.11	(0.06)	0.05	(0.10)	0.00	(0.10)

03/31/2017	8.47	0.07	(0.06)	0.01	(0.08)	0.00	(0.08)

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.84	1.70%	$196,159	0.445	%*	0.445	%*	0.445	%*	0.445	%*	1.83	%*	5%

11.75	5.08	181,033	0.445		0.445		0.445		0.445		2.01		31

11.41	3.67	147,314	0.495		0.495		0.445		0.445		2.36		56

11.27	5.01	91,943	0.535		0.535		0.445		0.445		3.33		18

11.09	2.93	58,949	0.485		0.485		0.445		0.445		3.33		25

11.13	0.70	50,082	0.455		0.455		0.445		0.445		3.34		63

11.84	1.65	82,389	0.545	*	0.545	*	0.545	*	0.545	*	1.73	*	5

11.75	4.97	73,929	0.545		0.545		0.545		0.545		1.91		31

11.41	3.57	46,782	0.595		0.595		0.545		0.545		2.23		56

11.27	4.91	18,298	0.635		0.635		0.545		0.545		3.24		18

11.09	2.83	13,426	0.585		0.585		0.545		0.545		3.22		25

11.13	0.59	11,896	0.555		0.555		0.545		0.545		3.26		63

11.84	(1.31)	10	0.595	*	0.645	*	0.595	*	0.645	*	1.64	*	5

11.84	1.53	396,186	0.775	*	0.775	*	0.775	*	0.775	*	1.50	*	5

11.75	4.73	395,441	0.775		0.775		0.775		0.775		1.68		31

11.41	3.33	382,717	0.825		0.825		0.775		0.775		2.00		56

11.27	4.67	204,469	0.865		0.865		0.775		0.775		3.00		18

11.09	2.59	141,421	0.815		0.815		0.775		0.775		3.00		25

11.13	0.36	95,676	0.785		0.785		0.775		0.775		3.03		63

11.84	1.15	21,703	1.525	*	1.525	*	1.525	*	1.525	*	0.75	*	5

11.75	3.95	22,314	1.525		1.525		1.525		1.525		0.93		31

11.41	2.56	24,957	1.575		1.575		1.525		1.525		1.28		56

11.27	3.89	19,464	1.615		1.615		1.525		1.525		2.25		18

11.09	1.83	16,880	1.565		1.565		1.525		1.525		2.24		25

11.13	(0.39)	18,201	1.535		1.535		1.525		1.525		2.28		63

$8.57	0.38%	$211,617	0.33	%*	0.33	%*	0.33	%*	0.33	%*	0.98	%*	17%

8.58	3.34	175,556	0.33		0.33		0.33		0.33		1.24		37

8.41	1.74	103,010	0.33		0.33		0.33		0.33		1.84		53

8.42	2.84	90,738	0.33		0.33		0.33		0.33		1.98		64

8.35	1.03	66,613	0.33		0.33		0.33		0.33		1.71		50

8.40	0.47	54,794	0.33		0.33		0.33		0.33		1.29		70

8.57	0.33	96,190	0.43	*	0.43	*	0.43	*	0.43	*	0.88	*	17

8.58	3.24	87,070	0.43		0.43		0.43		0.43		1.12		37

8.41	1.64	35,931	0.43		0.43		0.43		0.43		1.73		53

8.42	2.74	25,282	0.43		0.43		0.43		0.43		1.87		64

8.35	0.93	21,810	0.43		0.43		0.43		0.43		1.62		50

8.40	0.37	31,141	0.43		0.43		0.43		0.43		1.16		70

8.57	(0.34)	10	0.48	*	0.53	*	0.48	*	0.53	*	0.76	*	17

8.57	0.18	248,715	0.73	*	0.73	*	0.73	*	0.73	*	0.58	*	17

8.58	2.93	245,184	0.73		0.73		0.73		0.73		0.81		37

8.41	1.34	109,016	0.73		0.73		0.73		0.73		1.44		53

8.42	2.43	92,478	0.73		0.73		0.73		0.73		1.57		64

8.35	0.63	83,432	0.73		0.73		0.73		0.73		1.31		50

8.40	0.06	88,712	0.73		0.73		0.73		0.73		0.88		70

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	25

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Short Duration Municipal Income Fund (Cont.)
Class C

04/01/2021 - 09/30/2021+	$8.58	$0.01	$(0.01)	$0.00	$(0.01)	$0.00	$(0.01)

03/31/2021	8.41	0.05	0.17	0.22	(0.05)	0.00	(0.05)

03/31/2020	8.42	0.10	(0.01)	0.09	(0.10)	0.00	(0.10)

03/31/2019	8.35	0.11	0.07	0.18	(0.11)	0.00	(0.11)

03/31/2018	8.40	0.08	(0.05)	0.03	(0.08)	0.00	(0.08)

03/31/2017	8.47	0.05	(0.07)	(0.02)	(0.05)	0.00	(0.05)
Class C-2

04/01/2021 - 09/30/2021+	8.58	0.00	(0.01)	(0.01)	(0.00)	0.00	(0.00)

10/21/2020 - 03/31/2021	8.55	0.01	0.03	0.04	(0.01)	0.00	(0.01)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(c)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.57	0.03%	$4,662	1.03	% *	1.03	% *	1.03	% *	1.03	% *	0.28	% *	17%

8.58	2.62	4,756	1.03		1.03		1.03		1.03		0.60		37

8.41	1.04	6,307	1.03		1.03		1.03		1.03		1.15		53

8.42	2.13	6,918	1.03		1.03		1.03		1.03		1.26		64

8.35	0.33	8,043	1.03		1.03		1.03		1.03		1.00		50

8.40	(0.24)	11,801	1.03		1.03		1.03		1.03		0.59		70

8.57	(0.07)	177	1.23	*	1.23	*	1.23	*	1.23	*	0.08	*	17

8.58	0.42	35	1.23	*	1.23	*	1.23	*	1.23	*	0.19	*	37

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:

Investments, at value
Investments in securities*	$252,470	$113,548	$141,471	$2,926,816
Investments in Affiliates	13,386	10,315	9,543	179,980
Cash	1	0	1	0
Deposits with counterparty	0	0	0	3,035
Receivable for investments sold	97	0	0	58,372
Receivable for Fund shares sold	5	84	16	3,254
Interest and/or dividends receivable	2,436	1,061	1,163	30,671
Dividends receivable from Affiliates	2	2	1	36
Other assets	0	4	0	4
Total Assets	268,397	125,014	152,195	3,202,168

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$0	$0	$0	$41
Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	0	609	0	81,245
Payable for investments purchased	0	1,000	1,000	37,463
Payable for investments in Affiliates purchased	2	2	1	36
Payable for Fund shares redeemed	108	44	879	6,883
Distributions payable	53	8	3	862
Overdraft due to custodian	0	0	0	12,420
Accrued investment advisory fees	50	21	22	779
Accrued supervisory and administrative fees	56	30	24	751
Accrued distribution fees	2	2	0	42
Accrued servicing fees	17	11	7	220
Other liabilities	0	3	0	438
Total Liabilities	288	1,730	1,936	141,180

Net Assets	$268,109	$123,284	$150,259	$3,060,988

Net Assets Consist of:

Paid in capital	$259,895	$118,373	$153,469	$2,830,850
Distributable earnings (accumulated loss)	8,214	4,911	(3,210)	230,138

Net Assets	$268,109	$123,284	$150,259	$3,060,988

Cost of investments in securities	$242,150	$108,090	$139,647	$2,722,676
Cost of investments in Affiliates	$13,362	$10,312	$9,541	$179,716

* Includes repurchase agreements of:	$537	$614	$462	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$2,147,318	$172,835	$659,985	$516,775
202,411	17,048	35,139	54,093
0	1	1	0
1,891	0	0	0
5,904	0	0	0
10,216	152	142	1,232
21,402	1,816	6,118	3,958
36	2	6	5
3	0	0	0
2,389,181	191,854	701,391	576,063

$24	$0	$0	$0

35,290	0	3,759	0
27,746	692	0	12,140
36	2	6	5
2,158	263	721	2,317
505	5	30	1
5,528	0	0	0
387	35	130	79
559	44	161	102
19	1	13	1
200	11	87	46
207	0	37	1
72,659	1,053	4,944	14,692

$2,316,522	$190,801	$696,447	$561,371

$2,199,539	$183,852	$662,642	$562,685
116,983	6,949	33,805	(1,314)

$2,316,522	$190,801	$696,447	$561,371

$2,030,113	$163,881	$622,659	$509,081
$202,037	$17,022	$35,053	$54,080

$0	$541	$429	$423

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	29

Statements of Assets and Liabilities	(Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:

Institutional Class	$165,805	$45,126	$106,371	$1,303,017
I-2	20,768	24,745	11,819	692,282
I-3	N/A	N/A	N/A	109
Class A	77,101	50,413	32,069	996,728
Class C	4,435	3,000	N/A	68,852
Class C-2	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	16,436	3,843	10,717	131,754
I-2	2,058	2,108	1,191	69,999
I-3	N/A	N/A	N/A	11
Class A	7,643	4,293	3,231	100,781
Class C	440	256	N/A	6,962
Class C-2	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.09	$11.74	$9.93	$9.89
I-2	10.09	11.74	9.93	9.89
I-3	N/A	N/A	N/A	9.89
Class A	10.09	11.74	9.93	9.89
Class C	10.09	11.74	N/A	9.89
Class C-2	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$812,184	$93,695	$196,159	$211,617
573,055	44,328	82,389	96,190
10	N/A	10	10
885,686	50,221	396,186	248,715
45,587	2,557	21,703	4,662
N/A	N/A	N/A	177

77,626	8,506	16,561	24,700
54,771	4,025	6,956	11,227
1	N/A	1	1
84,651	4,560	33,449	29,030
4,357	232	1,832	544
N/A	N/A	N/A	21

$10.46	$11.01	$11.84	$8.57
10.46	11.01	11.84	8.57
10.46	N/A	11.84	8.57
10.46	11.01	11.84	8.57
10.46	11.01	11.84	8.57
N/A	N/A	N/A	8.57

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	31

Statements of Operations

Six Months Ended September 30, 2021 (Unaudited)
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:

Interest	$2,560	$1,280	$1,039	$55,421
Dividends	0	0	0	0
Dividends from Investments in Affiliates	14	8	8	205
Total Income	2,574	1,288	1,047	55,626

Expenses:

Investment advisory fees	296	127	136	4,774
Supervisory and administrative fees	334	176	148	4,567
Distribution fees - Class C	19	11	0	264
Servicing fees - Class A	98	61	44	1,210
Servicing fees - Class C	6	4	0	88
Trustee fees	1	0	0	7
Interest expense	0	1	0	236
Total Expenses	754	380	328	11,146
Waiver and/or Reimbursement by PIMCO	0	0	0	(0)
Net Expenses	754	380	328	11,146

Net Investment Income (Loss)	1,820	908	719	44,480

Net Realized Gain (Loss):

Investments in securities	(56)	(93)	17	16,837
Investments in Affiliates	6	2	1	(19)
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	(378)

Net Realized Gain (Loss)	(50)	(91)	18	16,440

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(480)	853	(530)	52,522
Investments in Affiliates	(1)	(1)	2	31
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	962

Net Change in Unrealized Appreciation (Depreciation)	(481)	852	(528)	53,515

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,289	$1,669	$209	$114,435

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$27,123	$2,087	$7,948	$3,417
0	0	0	0
247	14	48	30
27,370	2,101	7,996	3,447

2,250	209	789	473
3,262	266	984	605
116	6	84	7
1,156	60	509	267
58	3	28	6
5	1	2	1
99	0	12	0
6,946	545	2,408	1,359
(0)	0	(0)	(0)
6,946	545	2,408	1,359

20,424	1,556	5,588	2,088

3,272	(47)	(8)	148
15	9	3	11
(334)	0	0	0

2,953	(38)	(5)	159

11,553	134	5,357	(947)
43	(5)	7	(7)
651	0	0	0

12,247	129	5,364	(954)

$35,624	$1,647	$10,947	$1,293

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	33

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,820	$3,617	$908	$1,465	$719	$1,644	$44,480		$64,086
Net realized gain (loss)	(50)	(207)	(91)	(168)	18	(229)	16,440		5,927
Net change in unrealized appreciation (depreciation)	(481)	4,661	852	3,026	(528)	2,192	53,515		151,717

Net Increase (Decrease) in Net Assets Resulting from Operations	1,289	8,071	1,669	4,323	209	3,607	114,435		221,730

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,199)	(1,888)	(379)	(672)	(534)	(1,218)	(21,203)		(33,454)
I-2	(149)	(372)	(187)	(218)	(76)	(175)	(9,075)		(15,594)
I-3	N/A	N/A	N/A	N/A	N/A	N/A	(0	)(a)	N/A
Class A	(461)	(1,291)	(322)	(592)	(115)	(266)	(12,394)		(25,785)
Class C	(11)	(73)	(8)	(20)	N/A	N/A	(634)		(1,980)
Class C -2	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A

Total Distributions(c)	(1,820)	(3,624)	(896)	(1,502)	(725)	(1,659)	(43,306)		(76,813)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	45,241	35,052	6,297	56,118	(11,667)	14,932	(92,942)		1,348,722

Total Increase (Decrease) in Net Assets	44,710	39,499	7,070	58,939	(12,183)	16,880	(21,813)		1,493,639

Net Assets:

Beginning of period	223,399	183,900	116,214	57,275	162,442	145,562	3,082,801		1,589,162
End of period	$268,109	$223,399	$123,284	$116,214	$150,259	$162,442	$3,060,988		$3,082,801

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of I-3 was July 30, 2021.
(b)	Inception date of Class C-2 was October 21, 2020.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund			PIMCO National Intermediate Municipal Bond Fund		PIMCO New York Municipal Bond Fund			PIMCO Short Duration Municipal Income Fund

Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)		Year Ended March 31, 2021

$20,424		$35,926	$1,556	$3,061	$5,588		$11,334	$2,088		$4,140
2,953		2,606	(38)	(421)	(5)		(863)	159		(380)
12,247		63,275	129	5,632	5,364		19,031	(954)		6,840

35,624		101,807	1,647	8,272	10,947		29,502	1,293		10,600

(7,330)		(10,638)	(834)	(1,594)	(1,762)		(3,395)	(1,049)		(1,770)
(5,147)		(9,914)	(383)	(701)	(692)		(1,134)	(421)		(778)
(0	)(a)	N/A	N/A	N/A	(0	)(a)	N/A	(0	)(a)	N/A
(7,802)		(14,622)	(345)	(713)	(3,058)		(6,583)	(631)		(1,584)
(276)		(887)	(12)	(28)	(85)		(227)	(7)		(35)
N/A		N/A	N/A	N/A	N/A		N/A	(0)		(0	)(b)

(20,555)		(36,061)	(1,574)	(3,036)	(5,597)		(11,339)	(2,108)		(4,167)

310,767		740,130	2,547	42,054	18,380		52,784	49,585		251,904

325,836		805,876	2,620	47,290	23,730		70,947	48,770		258,337

1,990,686		1,184,810	188,181	140,891	672,717		601,770	512,601		254,264
$2,316,522		$1,990,686	$190,801	$188,181	$696,447		$672,717	$561,371		$512,601

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	35

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.2%

MUNICIPAL BONDS & NOTES 92.8%

CALIFORNIA 83.8%

Antelope Valley Healthcare District, California Revenue Notes, Series 2016
5.000% due 03/01/2026	$450	$500

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,360

Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2022	520	540

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,000	2,426

California Department of Water Resources State Revenue Bonds, Series 2021
5.000% due 12/01/2032	2,500	3,382

California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,746

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	334
5.000% due 10/01/2030	160	200
5.000% due 12/01/2030	1,050	1,303
5.000% due 10/01/2031	265	330
5.000% due 10/01/2032	290	360

California Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 12/01/2028	375	472

California Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 04/01/2026	500	598
5.000% due 04/01/2027	500	616
5.000% due 04/01/2029	425	546

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	591

California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,000	2,506
5.000% due 11/15/2031	3,390	4,211
5.000% due 08/15/2032	350	422
5.000% due 08/15/2033	600	721

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	2,250	2,797

California Health Facilities Financing Authority Revenue Bonds, Series 2020
5.000% due 04/01/2032	1,000	1,293
5.000% due 04/01/2033	1,000	1,288

California Health Facilities Financing Authority Revenue Notes, Series 2021
5.000% due 11/01/2030	600	803

California Housing Finance Revenue Bonds, Series 2019
2.350% due 12/01/2035	2,674	2,731

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
0.400% (MUNIPSA) due 08/01/2047 ~	3,000	3,011

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.200% due 01/01/2050	2,625	2,625

California Infrastructure & Economic Development Bank Revenue Notes, Series 2016
5.000% due 07/01/2026	750	883

California Infrastructure & Economic Development Bank Revenue Notes, Series 2020
4.000% due 11/01/2029	595	715
4.000% due 11/01/2030	490	596

California Infrastructure & Economic Development Bank Revenue Notes, Series 2021
5.000% due 06/01/2031	500	678

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
5.000% due 05/15/2030	$500	$645
5.000% due 05/15/2031	400	526

California Municipal Finance Authority Revenue Bonds, Series 2009
1.300% due 02/01/2039	850	869

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2029	1,300	1,599

California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2026	1,000	1,095

California Municipal Finance Authority Revenue Notes, Series 2018
5.000% due 05/15/2029	1,000	1,255

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,101

California Pollution Control Financing Authority Revenue Notes, Series 2019
5.000% due 07/01/2029	1,000	1,212

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	280	328

California School Finance Authority Revenue Bonds, Series 2019
5.000% due 07/01/2039	1,000	1,214

California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	500	545

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	8,550	11,799

California State General Obligation Bonds, Series 2021
5.000% due 12/01/2034	1,500	1,791

California State General Obligation Notes, Series 2020
5.000% due 11/01/2030	4,000	5,304

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,000	993

California State University Revenue Notes, Series 2021
1.794% due 11/01/2030	2,000	1,967

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	817

California Statewide Communities Development Authority Revenue Bonds, Series 2004
5.000% due 04/01/2038	1,500	1,949

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	1,000	1,133

California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	309
5.000% due 11/01/2043	1,150	1,315

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	595

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2030	600	737
5.000% due 03/01/2031	200	245
5.000% due 08/01/2031	425	512

California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018
3.000% due 07/01/2027	1,500	1,503

California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2026	1,000	1,190

California Statewide Communities Development Authority Revenue Notes, Series 2017
5.000% due 05/15/2026	400	476

California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 08/01/2028	250	306

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Coast Community College District, California General Obligation Bonds, (AGM Insured), Series 2006
0.000% due 08/01/2028 (a)	$2,900	$2,677

College of the Sequoias Tulare Area Improvement District No 3, California General Obligation Bonds, (AGM Insured), Series 2011
0.000% due 08/01/2034 (a)	1,060	815

Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019
0.000% due 06/01/2037 (a)	3,515	2,300

Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,003

Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 08/01/2030	1,000	1,218

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2008
0.030% due 06/01/2038	6,000	6,000

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,267

Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016
5.000% due 07/01/2029	1,250	1,498

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2018
5.000% due 06/01/2030	2,660	3,271

Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2031	500	604
5.000% due 05/01/2033	750	903

Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2026	500	596

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	1,650	1,720

Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,495	1,823

Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	870

Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,176

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016
5.000% due 06/01/2028	1,500	1,807

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,039

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2031	1,500	1,890

Los Angeles Department of Airports, California Revenue Bonds, Series 2019
5.000% due 05/15/2033	1,500	1,881

Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,186

Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2001
0.030% due 07/01/2034	2,000	2,000

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,090	1,393

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018
5.000% due 07/01/2029	2,725	3,471

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Department of Water, California Revenue Bonds, Series 2001
0.030% due 07/01/2035	$5,500	$5,500

Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,434

Metropolitan Water District of Southern California Revenue Notes, Series 2021
5.000% due 10/01/2029	1,000	1,317

Modesto, California Water Revenue Certificates of Participation Bonds, (AGC Insured), Series 2008
0.050% due 10/01/2036	10,350	10,350

Napa Valley Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2028 (a)	250	228

New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2027 (a)	915	847

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	3,000	3,264

Northern California Gas Authority, Revenue Bonds, Series 2007
0.817% (0.67*US0003M + 0.720%) due 07/01/2027 ~	1,530	1,539

Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,035

Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2029	1,000	1,187

Ontario International Airport Authority, California Revenue Notes, (AGM Insured), Series 2021
5.000% due 05/15/2028	310	387
5.000% due 05/15/2029	840	1,068

Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2027	1,600	1,886

Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2025	920	1,062

Orange County, California Transportation Authority Revenue Notes, Series 2021
5.000% due 10/15/2024	2,600	2,966

Palm Desert Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 10/01/2029	575	695

Palos Verdes Peninsula Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 11/01/2027 (a)	700	654

Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	846
5.000% due 08/01/2024	1,450	1,635

Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	1,880

Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	884

Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,164

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,151

Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,181

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021
4.000% due 08/01/2025	$265	$299
4.000% due 08/01/2027	250	293
4.000% due 07/01/2028	115	137
4.000% due 07/01/2029	250	302

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2021
5.000% due 12/01/2033	800	1,085

Sacramento Transportation Authority, California Revenue Bonds, Series 2012
5.000% due 10/01/2025	425	445

San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,539

San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	318
5.000% due 09/01/2031	285	322
5.000% due 09/01/2032	475	537

San Diego Association of Governments South Bay Expressway, California Revenue Bonds, Series 2017
5.000% due 07/01/2034	415	502

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.040% due 04/01/2038	2,000	2,000

San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016
5.000% due 05/15/2028	1,875	2,251

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
5.000% due 08/01/2033	500	660

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2021
5.000% due 10/15/2033	400	525
5.000% due 10/15/2035	100	131

San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2021
5.000% due 10/15/2029	150	195
5.000% due 10/15/2031	200	264

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2030	600	764

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2020
4.000% due 05/01/2037	2,000	2,382

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021
5.000% due 05/01/2035	2,000	2,571

San Francisco, California City & County Certificates of Participation Bonds, Series 2021
4.000% due 04/01/2034	3,000	3,578

San Francisco, California City & County General Obligation Notes, Series 2021
5.000% due 06/15/2029	1,500	1,969

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
5.000% due 10/01/2034	1,500	1,873

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,091

San Marcos Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2029 (a)	290	258

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2029 (a)	2,575	2,332

San Mateo Foster City Public Financing Authority, California Revenue Notes, Series 2021
5.000% due 08/01/2025	1,250	1,470

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026 (a)	$380	$361

Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,275
5.000% due 03/01/2026	50	51

South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2033	2,225	3,063

Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018
5.000% due 10/01/2029	1,000	1,259

Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	548

Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021
5.000% due 06/01/2023	1,250	1,343

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2030	1,000	1,292

Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2029	500	642

Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	934
5.000% due 09/01/2029	300	348

Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	813

University of California Revenue Bonds, Series 2018
5.000% due 05/15/2030	1,500	1,892

Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2037	250	290

West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,031

		224,717

FLORIDA 0.7%

Florida Municipal Power Agency Revenue Notes, Series 2021
1.425% due 10/01/2026	1,500	1,514

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2034 (a)	650	460

		1,974

GEORGIA 0.5%

Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020
5.000% due 09/01/2033	1,000	1,309

GUAM 0.5%

Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2027	1,230	1,459

ILLINOIS 1.7%

Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	500	613

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,830	1,982

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2028	1,500	1,857

		4,452

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	37

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KENTUCKY 0.4%

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 01/01/2049	$1,000	$1,102

MICHIGAN 0.6%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
0.697% (US0003M) due 07/01/2032 ~	1,500	1,502

NEW JERSEY 1.0%

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	1,750	2,104

New Jersey State General Obligation Notes, Series 2020
4.000% due 06/01/2030	500	610

		2,714

NEW YORK 0.9%

Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
5.000% due 02/01/2023	1,000	1,061

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	1,200	1,404

		2,465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.5%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2033	$1,000	$1,269

PENNSYLVANIA 0.9%

University of Pittsburgh-of the Commonwealth System of Higher Education, Pennsylvania Revenue Notes, Series 2021
4.000% due 04/15/2026	2,000	2,289

PUERTO RICO 1.3%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.617% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	715

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (a)	2,000	1,596

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	1,112

		3,423

Total Municipal Bonds & Notes (Cost $238,355)		248,675

SHORT-TERM INSTRUMENTS 1.4%

REPURCHASE AGREEMENTS (b) 0.2%
		537

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.2%

Los Angeles County Schools, California Certificates of Participation Notes, Series 2021
2.000% due 12/30/2021	$2,000	$2,009

Riverside County, California Office of Education Pooled Notes Revenue Notes, Series 2021
2.000% due 12/01/2021	1,245	1,249

Total Municipal Bonds & Notes (Cost $3,258)		3,258

Total Short-Term Instruments (Cost $3,795)		3,795

Total Investments in Securities (Cost $242,150)		252,470

	SHARES
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	1,357,304	13,386

Total Short-Term Instruments (Cost $13,362)		13,386

Total Investments in Affiliates (Cost $13,362)		13,386

Total Investments 99.2% (Cost $255,512)		$265,856

Other Assets and Liabilities, net 0.8%		2,253

Net Assets 100.0%		$268,109

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$537	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(548)	$537	$537

Total Repurchase Agreements						$(548)	$537	$537

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$537	$0	$0	$537	$(548)	$(11)

Total Borrowings and Other Financing Transactions	$537	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$224,717	$0	$224,717
Florida	0	1,974	0	1,974
Georgia	0	1,309	0	1,309
Guam	0	1,459	0	1,459
Illinois	0	4,452	0	4,452
Kentucky	0	1,102	0	1,102
Michigan	0	1,502	0	1,502
New Jersey	0	2,714	0	2,714
New York	0	2,465	0	2,465
Ohio	0	1,269	0	1,269
Pennsylvania	0	2,289	0	2,289
Puerto Rico	0	3,423	0	3,423

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short-Term Instruments
Repurchase Agreements	$0	$537	$0	$537
Municipal Bonds & Notes	0	3,258	0	3,258

	$0	$252,470	$0	$252,470

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,386	$0	$0	$13,386

Total Investments	$13,386	$252,470	$0	$265,856

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	39

Schedule of Investments	PIMCO California Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.1%

MUNICIPAL BONDS & NOTES 89.0%

ARIZONA 0.2%

Arizona Industrial Development Authority Revenue Notes, Series 2020
6.500% due 07/01/2026	$200	$225

CALIFORNIA 78.8%

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2020
5.000% due 10/01/2045	1,000	1,159

Antelope Valley Healthcare District, California Revenue Notes, Series 2016
5.000% due 03/01/2026	250	278

Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	109
4.000% due 04/01/2034	1,000	1,156
5.000% due 04/01/2056	250	308

Bay Area Toll Authority, California Revenue Bonds, Series 2018
2.250% due 04/01/2045	200	200

Bay Area Toll Authority, California Revenue Bonds, Series 2019
0.030% due 04/01/2053	1,000	1,000

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	1,000	1,213

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	225	250
5.000% due 08/01/2049	400	449

California Community Housing Agency Revenue Bonds, Series 2020
5.000% due 08/01/2050	250	284

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	250	270
4.000% due 08/01/2046	500	538
4.000% due 08/01/2047	250	266

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2034	200	240
4.000% due 06/01/2035	200	239
5.000% due 06/01/2033	250	322

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	351

California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	500	568
5.000% due 10/01/2043	500	604

California Educational Facilities Authority Revenue Bonds, Series 2021
5.000% due 04/01/2051	1,000	1,532

California Health Facilities Financing Authority Revenue Bonds, Series 2001
0.050% due 10/01/2023	1,000	1,000

California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	200	218

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	230

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	112
5.000% due 11/15/2046 (e)	250	301

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 08/15/2034	215	242

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	500	622

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2037	$1,000	$1,178
4.000% due 06/01/2050	2,000	2,299
4.000% due 08/15/2050	1,000	1,152

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2035	1,250	1,543

California Housing Finance Revenue Bonds, Series 2019
2.350% due 12/01/2035	243	248

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
0.400% (MUNIPSA) due 08/01/2047 ~	1,000	1,004

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
4.125% due 01/01/2035	500	540
5.000% due 01/01/2055	500	564

California Infrastructure & Economic Development Bank Revenue Notes, Series 2016
5.000% due 07/01/2026	250	294

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2039	500	592

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 02/01/2047	100	119

California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	386
5.000% due 06/01/2043	500	604

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2040 (f)	1,000	1,154

California Municipal Finance Authority Revenue Notes, Series 2019
4.000% due 07/15/2029	300	340

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	147

California Public Finance Authority Revenue Bonds, Series 2017
0.040% due 08/01/2052	1,000	1,000
4.000% due 08/01/2047 (e)	260	290

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	250	288

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	272
5.000% due 06/01/2046	300	325
5.000% due 08/01/2046	500	562

California School Finance Authority Revenue Bonds, Series 2019
5.000% due 07/01/2054	1,000	1,191

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	275	315

California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	500	595
5.000% due 04/01/2045	1,000	1,245
5.000% due 04/01/2049	400	496

California State General Obligation Bonds, Series 2021
4.000% due 10/01/2033	1,000	1,224
5.000% due 12/01/2031	1,000	1,355

California State General Obligation Notes, Series 2020
4.000% due 03/01/2026	500	576

California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	295

California State University Revenue Bonds, Series 2018
5.000% due 11/01/2048	250	308

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	279

California Statewide Communities Development Authority Revenue Bonds, Series 2007
0.030% due 08/01/2035	1,000	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	$225	$230

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	350	397

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	113
5.250% due 12/01/2056	150	167

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2048	2,000	2,391
5.000% due 12/01/2053	100	120
5.000% due 12/01/2057	100	120
5.500% due 12/01/2058	350	410

Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (c)	265	200
0.000% due 08/01/2037 (c)	500	342

Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
0.000% due 08/01/2029 (c)	530	475

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	250	265
4.000% due 10/01/2056	500	528

Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008
0.000% due 08/01/2032 (c)	250	200

El Dorado Irrigation District, California Certificates of Participation Bonds, Series 2020
4.000% due 03/01/2045	930	1,076

El Dorado Irrigation District, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	102

Eureka City Schools, California General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/01/2030 (c)	280	236

Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	100	111

Foothill-De Anza Community College District, California General Obligation Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2036 (c)	1,000	760

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2017
0.000% due 08/01/2031 (c)	500	403

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	246
5.000% due 06/01/2047	300	308

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021
2.746% due 06/01/2034 (a)	1,000	1,014

Golden State Tobacco Securitization Corp., California Revenue Notes, Series 2017
5.000% due 06/01/2023	100	107
5.000% due 06/01/2026	200	238
5.000% due 06/01/2027	250	305

Golden State Tobacco Securitization Corp., California Revenue Notes, Series 2018
5.000% due 06/01/2022	200	206

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	250	287

Hartnell Community College District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2037	50	291

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	350	411

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041	$150	$171

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	410	428

Irvine Unified School District, California General Obligation Bonds, Series 2018
4.000% due 09/01/2045	250	289

Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	104

Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	160	179

Livermore, California Certificates of Participation Bonds, Series 2020
4.000% due 10/01/2040	450	536

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	164

Long Beach Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2035	250	293

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2037	200	233

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	250	272

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	250	293

Los Angeles Department of Airports, California Revenue Bonds, Series 2019
4.000% due 05/15/2049	1,000	1,127

Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2001
0.030% due 07/01/2034	500	500

Los Angeles Department of Water & Power Power System, California Revenue Bonds, Series 2019
5.000% due 07/01/2045	1,000	1,238

Los Angeles Department of Water, California Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,500	1,842

Los Angeles Department of Water, California Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,000	1,250

Los Angeles Unified School District, California General Obligation Bonds, Series 2020
4.000% due 07/01/2040	1,000	1,171

Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	103

Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	268

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	62
7.000% due 11/01/2034	200	302

Marin Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2039	250	294

Metropolitan Water District of Southern California Revenue Bonds, Series 2018
5.000% due 01/01/2037	500	627

Metropolitan Water District of Southern California Revenue Bonds, Series 2020
5.000% due 07/01/2038	500	651

Modesto, California Water Revenue Certificates of Participation Bonds, (AGC Insured), Series 2008
0.050% due 10/01/2036	2,000	2,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	$350	$408

Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (c)	250	250

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	230
5.000% due 08/01/2031	150	189

Napa Valley Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2032	250	281

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (c)	500	429

Norris School District, California General Obligation Bonds, Series 2012
5.200% due 11/01/2040 (d)	250	284

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	525	571

Northern California Gas Authority, Revenue Bonds, Series 2007
0.817% (0.67*US0003M + 0.720%) due 07/01/2027 ~	330	332

Oceanside Public Financing Authority, California Revenue Notes, Series 2019
4.000% due 11/01/2029	175	208

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2038	1,000	1,176

Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	129

Richmond, California Wastewater Revenue Bonds, Series 2019
5.000% due 08/01/2044	250	313

Riverside County, California Transportation Commission Revenue Bonds, Series 2017
5.000% due 06/01/2035	740	909

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	250	286

Riverside, California Water Revenue Bonds, Series 2019
5.000% due 10/01/2048	1,000	1,252

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	281

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (e)	200	236
5.000% due 10/01/2047 (e)	100	118

Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	103

Sacramento County, California Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2038	250	305

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.630% (US0003M + 0.550%) due 06/01/2034 ~	500	498

Sacramento Municipal Utility District, California Revenue Bonds, Series 2020
5.000% due 08/15/2033	500	659

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2041	1,000	1,129

Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	142

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	$200	$211

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019
5.000% due 08/01/2043	500	617

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2021
4.000% due 10/15/2050	1,500	1,744

San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (c)	550	389
4.000% due 07/01/2047	400	460

San Francisco Bay Area Rapid Transit District Sales Tax, California Revenue Bonds, Series 2019
4.000% due 07/01/2038	500	575

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2039	500	602

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	500	600

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2020
4.000% due 05/01/2039	1,000	1,153

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021
5.000% due 05/01/2036	1,000	1,285

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
2.125% due 10/01/2048	250	257

San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	105	126

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	257

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2036	170	194

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	500	556

San Jose, California General Obligation Bonds, Series 2019
5.000% due 09/01/2041	1,000	1,251

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	232

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045	250	311

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,000	1,175

Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041	200	227

Santa Barbara Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	500	577

Santa Clara Unified School District, California General Obligation Bonds, Series 2019
4.000% due 07/01/2048	600	680

Sierra Joint Community College District School Facilities District No 1, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2031 (c)	1,000	836

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	41

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2034	$500	$696

Temple City Unified School District, California General Obligation Bonds, Series 2013
6.170% due 08/01/2036 (d)	200	236

Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021
5.000% due 06/01/2030	1,000	1,305

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2031	500	643
5.000% due 06/01/2048	740	900

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	250	278
5.000% due 05/15/2033	700	834

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	304
5.000% due 05/15/2058	100	122

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	500	623

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	276

Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2036	300	349
4.000% due 08/01/2038	550	637

West Valley-Mission Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2039	500	591

		97,124

FLORIDA 0.4%

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2039 (c)	850	481

ILLINOIS 1.5%

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	200	216

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	1,000	1,162

Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2023	525	565

		1,943

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.2%

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.100% due 12/01/2040	$180	$234

NEW JERSEY 0.7%

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	500	601

New Jersey State General Obligation Notes, Series 2020
4.000% due 06/01/2030	250	305

		906

NEW YORK 2.2%

Metropolitan Transportation Authority, New York Revenue Notes, Series 2016
5.000% due 11/15/2026	1,000	1,193

Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
4.000% due 02/01/2022	550	557

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	800	936

		2,686

PUERTO RICO 3.6%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.125% due 07/01/2037 ^(b)	725	655

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.617% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	124

Puerto Rico Housing Finance Authority Revenue Notes, Series 2020
5.000% due 12/01/2026	500	601

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	500	535

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	448	148
0.000% due 07/01/2051 (c)	4,700	1,123

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	1,095	1,230

		4,416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 1.4%

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	$1,500	$1,770

Total Municipal Bonds & Notes (Cost $104,328)		109,785

SHORT-TERM INSTRUMENTS 3.1%

REPURCHASE AGREEMENTS (g) 0.5%
		614

MUNICIPAL BONDS & NOTES 2.6%

Contra Costa County, California Schools Pooled Notes Revenue Notes, Series 2021
2.000% due 12/01/2021	$600	602

Los Angeles County Schools, California Certificates of Participation Notes, Series 2021
2.000% due 12/30/2021	1,000	1,005

Los Angeles, California Revenue Notes, Series 2021
4.000% due 06/23/2022	1,500	1,542

Total Municipal Bonds & Notes (Cost $3,148)		3,149

Total Short-Term Instruments (Cost $3,762)		3,763

Total Investments in Securities (Cost $108,090)		113,548

	SHARES
INVESTMENTS IN AFFILIATES 8.4%

SHORT-TERM INSTRUMENTS 8.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%

PIMCO Short-Term Floating NAV Portfolio III	1,045,937	10,315

Total Short-Term Instruments (Cost $10,312)		10,315

Total Investments in Affiliates (Cost $10,312)		10,315

Total Investments 100.5% (Cost $118,402)		$123,863

Other Assets and Liabilities, net (0.5)%		(579)

Net Assets 100.0%		$123,284

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	05/20/2021	$1,150	$1,154	0.94%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$614	U.S. Treasury Notes 0.125% due 12/31/2022	$(626)	$614	$614

Total Repurchase Agreements						$(626)	$614	$614

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$614	$0	$0	$614	$(626)	$(12)

Total Borrowings and Other Financing Transactions	$614	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$225	$0	$225
California	0	97,124	0	97,124
Florida	0	481	0	481
Illinois	0	1,943	0	1,943
Louisiana	0	234	0	234
New Jersey	0	906	0	906
New York	0	2,686	0	2,686
Puerto Rico	0	4,416	0	4,416
Tennessee	0	1,770	0	1,770

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short-Term Instruments
Repurchase Agreements	$0	$614	$0	$614
Municipal Bonds & Notes	0	3,149	0	3,149

	$0	$113,548	$0	$113,548

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,315	$0	$0	$10,315

Total Investments	$10,315	$113,548	$0	$123,863

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	43

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.2%

MUNICIPAL BONDS & NOTES 89.2%

ALABAMA 0.8%

Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.000% due 06/01/2034	$1,250	$1,265

CALIFORNIA 80.1%

Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2021	2,000	2,000

Antelope Valley Healthcare District, California Revenue Notes, Series 2016
5.000% due 03/01/2026	350	389

Bay Area Toll Authority, California Revenue Bonds, Series 2001
1.300% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,053

Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.150% (MUNIPSA + 1.100%) due 04/01/2045 ~	200	204

Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.000% due 04/01/2053	1,200	1,237

Bay Area Toll Authority, California Revenue Bonds, Series 2018
2.625% due 04/01/2045	680	733

Bay Area Toll Authority, California Revenue Bonds, Series 2019
0.030% due 04/01/2053	1,000	1,000

Bay Area Toll Authority, California Revenue Bonds, Series 2021
0.500% (MUNIPSA) due 04/01/2056 ~	1,000	1,012

Buena Park, California Revenue Notes, Series 2021
0.595% due 07/01/2024	1,000	999

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	324
5.000% due 06/01/2032	300	387

California Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 12/01/2024	675	767

California Educational Facilities Authority Revenue Notes, Series 2019
5.000% due 10/01/2024	465	529
5.000% due 10/01/2025	455	536

California Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 04/01/2023	550	589
5.000% due 04/01/2024	525	586
5.000% due 04/01/2025	425	492

California Health Facilities Financing Authority Revenue Bonds, Series 2001
0.050% due 10/01/2023	1,000	1,000

California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 07/01/2034	1,705	1,790

California Health Facilities Financing Authority Revenue Bonds, Series 2011
0.050% due 03/01/2047	1,340	1,340
3.000% due 03/01/2041	1,810	1,891

California Health Facilities Financing Authority Revenue Bonds, Series 2012
0.030% due 10/01/2042	1,050	1,050
0.040% due 10/01/2042	965	965

California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	270	286
4.000% due 10/01/2036	125	139

California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2032	1,500	1,577

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	$1,750	$2,063

California Health Facilities Financing Authority Revenue Bonds, Series 2021
3.000% due 08/15/2054	1,000	1,098

California Health Facilities Financing Authority Revenue Notes, Series 2017
5.000% due 11/15/2024	1,000	1,145

California Health Facilities Financing Authority Revenue Notes, Series 2018
5.000% due 11/15/2023	1,500	1,650

California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2022	260	268
5.000% due 06/01/2023	300	323
5.000% due 06/01/2027	365	447

California Housing Finance Revenue Notes, Series 2020
1.450% due 04/01/2024	1,500	1,504

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
0.400% (MUNIPSA) due 08/01/2047 ~	2,000	2,008

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.750% (MUNIPSA) due 12/01/2050 ~	1,000	1,016

California Municipal Finance Authority Revenue Bonds, Series 2009
1.300% due 02/01/2039	650	665

California Municipal Finance Authority Revenue Notes, Series 2014
5.000% due 10/01/2022	1,110	1,163

California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2021	150	150

California Municipal Finance Authority Revenue Notes, Series 2018
5.000% due 05/15/2024	1,000	1,108

California Pollution Control Financing Authority Revenue Bonds, Series 2010
0.130% due 08/01/2024	1,500	1,500

California Pollution Control Financing Authority Revenue Bonds, Series 2020
0.600% due 08/01/2040	500	500

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
0.060% due 08/01/2035	600	600

California State Department of Water Resources Revenue Bonds, Series 2014
0.420% (MUNIPSA + 0.370%) due 12/01/2035 ~	3,000	3,005

California State General Obligation Bonds, Series 2005
0.050% due 05/01/2040	1,400	1,400

California State General Obligation Bonds, Series 2013
0.430% (MUNIPSA + 0.380%) due 12/01/2027 ~	1,450	1,450

California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	2,000	2,007

California State University Revenue Bonds, Series 2016
4.000% due 11/01/2051	235	249

California State University Revenue Notes, Series 2021
0.563% due 11/01/2024	1,500	1,494

California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2015
5.000% due 08/15/2022	160	167

California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018
3.000% due 07/01/2025	470	471

California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2024	1,100	1,226

California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2022	300	310
5.000% due 07/01/2024	300	337

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 08/01/2024	$150	$168
5.000% due 03/01/2025	410	473
5.000% due 08/01/2025	415	480

California Statewide Communities Development Authority Revenue Notes, Series 2021
0.638% due 04/01/2023	1,200	1,200

City And County, California Of San Francisco Finance Corp. Revenue Bonds, Series 2008
0.030% due 04/01/2030	5,000	5,000

Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
0.000% due 08/01/2026 (b)	250	240

Covina, California Revenue Notes, Series 2021
0.738% due 08/01/2024	550	549

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2014
5.000% due 06/01/2022	390	402

Eastern Municipal Water District, California Revenue Bonds, Series 2021
0.150% (MUNIPSA) due 07/01/2046 ~	4,000	4,001

Eastern Municipal Water District, California Revenue Notes, Series 2016
5.000% due 07/01/2022	1,000	1,036

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021
0.988% due 06/01/2024 (a)	1,000	1,004

Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007
0.000% due 09/01/2032 (b)	1,565	1,269

Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2022	350	359

Irvine Unified School District, California Special Tax Notes, Series 2017
5.000% due 09/01/2022	1,625	1,694

Kern Community College District, California General Obligation Notes, Series 2020
0.000% due 08/01/2023 (b)	720	717

Lake Tahoe Community College District, California General Obligation Notes, Series 2021
3.000% due 08/01/2022	100	102
4.000% due 08/01/2023	100	107

Livermore, California Certificates of Participation Notes, Series 2020
4.000% due 10/01/2030	250	311

Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 05/01/2023 (b)	100	99

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	335	347

Los Angeles Department of Water & Power, California Revenue Notes, Series 2018
5.000% due 07/01/2023	1,250	1,355
5.000% due 07/01/2024	1,665	1,883

Metropolitan Water District of Southern California Revenue Bonds, Series 2017
0.190% (MUNIPSA) due 07/01/2047 ~	750	750

Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (b)	1,900	1,898

Natomas Unified School District, California General Obligation Notes, Series 2020
5.000% due 08/01/2023	1,500	1,626

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	4,000	4,351

Northern California Power Agency Revenue Notes, Series 2019
5.000% due 08/01/2022	275	286

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oakland Alameda County, California Coliseum Authority Revenue Bonds, Series 2012
5.000% due 02/01/2024	$1,660	$1,684

Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,051
5.000% due 11/01/2023	1,000	1,097

Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2022	640	665
5.000% due 08/15/2023	930	1,006

Orange County, California Special Assessment Notes, Series 2018
3.000% due 09/02/2025	370	407

Orange County, California Transportation Authority Revenue Notes, Series 2021
4.000% due 10/15/2024	1,400	1,555

Orange County, California Water District Certificates of Participation Notes, Series 2019
2.000% due 08/15/2023	1,150	1,178

Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2023	500	547

Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021
4.000% due 07/01/2024	1,000	1,096

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.630% (US0003M + 0.550%) due 06/01/2034 ~	1,000	996

Sacramento County, California Water Financing Authority Revenue Notes, Series 2019
5.000% due 06/01/2023	170	184

Sacramento Municipal Utility District, California Revenue Bonds, Series 2019
5.000% due 08/15/2049	3,000	3,214

San Bernardino County, California Revenue Bonds, Series 2004
0.050% due 02/15/2027	1,600	1,600

San Diego Association of Governments South Bay Expressway, California Revenue Notes, Series 2017
5.000% due 07/01/2022	420	434

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.040% due 04/01/2038	1,000	1,000

San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2020
5.000% due 08/01/2023	300	326

San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2021
5.000% due 10/15/2025	400	471

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
2.125% due 10/01/2048	2,500	2,567

San Juan Unified School District, California General Obligation Notes, Series 2019
4.000% due 08/01/2025	250	284

San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2007
0.050% due 04/01/2039	1,645	1,645

Santa Clara California Electric Revenue Notes, Series 2018
5.000% due 07/01/2024	500	565

Solano County, California Community College District General Obligation Bonds, Series 2015
5.000% due 08/01/2028 (c)	250	272

South Orange County, California Public Financing Authority Special Tax Notes, Series 2018
5.000% due 08/15/2023	1,200	1,293

South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2030	550	723

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 11/01/2032	$350	$475
5.000% due 11/01/2033	750	1,032

South Placer Wastewater Authority, California Revenue Notes, Series 2020
5.000% due 11/01/2029	250	324

Southern California Public Power Authority Revenue Notes, Series 2017
5.000% due 07/01/2023	1,000	1,083

Southern California Public Power Authority Revenue Notes, Series 2018
5.000% due 07/01/2022	340	352

Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018
5.000% due 10/01/2024	600	680

Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021
0.450% due 06/01/2030	150	151

Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,233
5.000% due 06/01/2026	1,000	1,192

University of California Revenue Notes, Series 2015
5.000% due 05/15/2022	1,250	1,287

University of California Revenue Notes, Series 2018
4.000% due 05/15/2024	1,000	1,098

Whittier, California Revenue Notes, Series 2021
0.519% due 06/01/2024	700	698

		120,371

GUAM 0.7%

Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2023	1,000	1,086

ILLINOIS 1.5%

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	100	108

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	2,000	2,100

		2,208

LOUISIANA 0.3%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.125% due 06/01/2037	400	413

MICHIGAN 0.9%

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	500	500

Michigan Finance Authority Revenue Notes, Series 2020
2.326% due 06/01/2030	764	790

		1,290

NEW YORK 1.0%

Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
5.000% due 02/01/2023	1,365	1,448

NORTH CAROLINA 1.7%

Wake County, North Carolina General Obligation Notes, Series 2018
5.000% due 03/01/2024	2,350	2,620

OREGON 0.2%

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2027	300	368

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 0.8%

Puerto Rico Housing Finance Authority Revenue Notes, Series 2020
5.000% due 12/01/2027	$1,000	$1,228

TENNESSEE 0.8%

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	1,000	1,127

WEST VIRGINIA 0.4%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.000% due 06/01/2035	529	543

Total Municipal Bonds & Notes (Cost $132,143)		133,967

SHORT-TERM INSTRUMENTS 5.0%

REPURCHASE AGREEMENTS (d) 0.3%
		462

MUNICIPAL BONDS & NOTES 4.7%

California School Cash Reserve Program Authority Revenue Notes, Series 2021
2.000% due 01/31/2022	1,500	1,509

California Statewide Communities Development Authority Revenue Notes, Series 2021
0.518% due 04/01/2022	1,000	1,000

Contra Costa County, California Schools Pooled Notes Revenue Notes, Series 2021
2.000% due 12/01/2021	1,700	1,705

Los Angeles, California Revenue Notes, Series 2021
4.000% due 06/23/2022	1,500	1,542

San Diego Unified School District, California Revenue Notes, Series 2021
4.000% due 06/30/2022	1,250	1,286

Total Municipal Bonds & Notes (Cost $7,042)		7,042

Total Short-Term Instruments (Cost $7,504)		7,504

Total Investments in Securities (Cost $139,647)		141,471

	SHARES
INVESTMENTS IN AFFILIATES 6.3%

SHORT-TERM INSTRUMENTS 6.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%

PIMCO Short-Term Floating NAV Portfolio III	967,636	9,543

Total Short-Term Instruments (Cost $9,541)		9,543

Total Investments in Affiliates (Cost $9,541)		9,543

Total Investments 100.5% (Cost $149,188)		$151,014

Other Assets and Liabilities, net (0.5)%		(755)

Net Assets 100.0%		$150,259

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	45

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund	(Cont.)	September 30, 2021	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$462	U.S. Treasury Notes 1.625% due 12/15/2022	$(471)	$462	$462

Total Repurchase Agreements						$(471)	$462	$462

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$462	$0	$0	$462	$(471)	$(9)

Total Borrowings and Other Financing Transactions	$462	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,265	$0	$1,265
California	0	120,371	0	120,371
Guam	0	1,086	0	1,086
Illinois	0	2,208	0	2,208
Louisiana	0	413	0	413
Michigan	0	1,290	0	1,290
New York	0	1,448	0	1,448
North Carolina	0	2,620	0	2,620
Oregon	0	368	0	368
Puerto Rico	0	1,228	0	1,228
Tennessee	0	1,127	0	1,127
West Virginia	0	543	0	543

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short-Term Instruments
Repurchase Agreements	$0	$462	$0	$462
Municipal Bonds & Notes	0	7,042	0	7,042

	$0	$141,471	$0	$141,471

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,543	$0	$0	$9,543

Total Investments	$9,543	$141,471	$0	$151,014

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.6%

CORPORATE BONDS & NOTES 1.8%

BANKING & FINANCE 0.6%

Toll Road Investors Partnership LP
0.000% due 02/15/2043 (c)	$40,000	$12,493

VM Fund LLC
8.625% due 02/28/2031 «	6,500	6,405

		18,898

INDUSTRIALS 1.0%

CAN Community Health, Inc.
8.500% due 03/01/2028	5,850	6,523

Tower Health
4.451% due 02/01/2050	19,189	17,219

Wild Rivers Water Park
8.500% due 11/01/2051	7,500	7,498

		31,240

UTILITIES 0.2%

Pacific Gas & Electric Co.
3.250% due 06/15/2023 ^	50	51
3.300% due 03/15/2027 ^	200	208
3.300% due 12/01/2027 ^	100	103
3.450% due 07/01/2025	100	104
3.750% due 07/01/2028	100	105
3.850% due 11/15/2023 ^	150	156
4.250% due 08/01/2023	100	105
4.550% due 07/01/2030	550	595
4.950% due 07/01/2050	550	586

Talen Energy Supply LLC
6.500% due 06/01/2025	5,575	2,783

		4,796

Total Corporate Bonds & Notes (Cost $54,643)		54,934

MUNICIPAL BONDS & NOTES 93.8%

ALABAMA 2.1%

Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	838

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	14,200	17,342

Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020
6.000% due 07/01/2045	1,855	1,911

Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013
6.750% due 10/01/2046 (d)	7,000	7,180

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	11,550	13,352
7.900% due 10/01/2050 (d)	9,675	9,948

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,000	2,850

Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
0.908% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	2,013
0.958% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	3,021

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	4,645	5,000

		63,455

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ALASKA 0.0%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	$1,400	$58

ARIZONA 1.9%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040	1,000	888
4.500% due 01/01/2049	2,400	2,402
4.750% due 01/01/2039	1,000	884
5.000% due 01/01/2040	1,045	934
5.000% due 01/01/2043	1,000	880
5.000% due 01/01/2049	4,265	3,845
5.000% due 01/01/2054	10,800	11,228
5.125% due 01/01/2054	2,365	2,279

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	10,000	11,899

Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2022	430	414
5.000% due 01/01/2023	455	421
5.000% due 01/01/2024	480	439
5.000% due 01/01/2025	500	455

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,210

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2049	3,500	3,805

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
5.000% due 09/01/2042	4,000	4,884

Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020
4.000% due 10/01/2044	8,320	9,910

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,441

		59,218

ARKANSAS 0.3%

Arkansas Development Finance Authority Revenue Bonds, Series 2019
4.500% due 09/01/2049	8,500	9,331

CALIFORNIA 8.4%

Antelope Valley Healthcare District, California Revenue Notes, Series 2016
5.000% due 03/01/2026	3,845	4,271

Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.030% due 04/01/2047	4,745	4,745

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	11,750	13,075
5.000% due 08/01/2049	5,100	5,723

California Community Housing Agency Revenue Bonds, Series 2020
5.000% due 08/01/2050	3,000	3,407

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	2,250	2,428
4.000% due 08/01/2047	6,000	6,391
4.000% due 02/01/2056	3,500	3,768

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	1,480	1,482

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2049	1,000	1,223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	$5,000	$5,819

California Health Facilities Financing Authority Revenue Bonds, Series 2008
0.030% due 11/15/2045	5,000	5,000

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	23,750	28,582

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	3,000	3,544
4.000% due 04/01/2038	7,225	8,477
4.000% due 04/01/2040	1,000	1,164

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	1,385	647
4.125% due 01/01/2035	500	540
5.000% due 01/01/2055	1,000	1,129

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	13,000	1,207

California Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	501

California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,004

California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	1,149

California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	1,650	1,822

California Municipal Finance Authority Revenue Bonds, Series 2020
5.000% due 07/01/2052	1,070	1,201

California Municipal Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2036	175	202
5.000% due 12/01/2054	1,000	1,121

California Municipal Finance Authority Revenue Notes, Series 2019
4.000% due 07/15/2029	5,700	6,459

California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	3,500	3,720
5.000% due 12/01/2030	105	123

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,101

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,691

California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(b)	6,000	1,830
7.500% due 12/01/2040	500	528

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	3,000	3,452

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	817
5.000% due 06/01/2046	2,590	2,806
5.000% due 08/01/2046	1,500	1,684
5.000% due 06/01/2051	1,000	1,080

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	2,154
5.250% due 12/01/2056	5,850	6,517

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	7,329
5.500% due 12/01/2058	5,000	5,854

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	47

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	$7,500	$7,531

Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,278
5.000% due 09/01/2034	1,300	1,356

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	10,000	10,600
4.000% due 10/01/2056	12,750	13,465
4.000% due 03/01/2057	1,750	1,859

Firebaugh, California Revenue Bonds, Series 2019
4.000% due 08/01/2039	1,210	1,291

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	6,488

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,231

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021
3.000% due 06/01/2046 (a)	5,000	5,099

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	2,530	3,010
5.000% due 07/01/2061	6,000	7,037

Los Angeles Department of Water, California Revenue Bonds, Series 2001
0.030% due 07/01/2035	10,900	10,900

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,352

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,124

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2050	1,500	1,675

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
0.030% due 05/01/2058	10,000	10,000

San Francisco, California Special Tax District No 2020-1 City & County Special Tax Bonds, Series 2021
4.000% due 09/01/2046	1,250	1,417

Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,680
6.250% due 10/01/2040	1,000	1,120

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	18,000	4,462

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	18,000	3,948

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	10,635	2,085

		258,775

COLORADO 1.6%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	3,000	3,429

Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	1,250	1,327

Colorado Health Facilities Authority Revenue Bonds, Series 2017
5.000% due 06/01/2031	3,760	4,611

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	5,000	5,612

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	$1,000	$1,147
4.000% due 09/01/2050	2,800	3,202

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043 (e)	7,000	7,958

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
5.750% due 12/01/2036	1,000	1,026
6.000% due 12/01/2046	1,450	1,488

Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2045	1,250	1,297

Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017
5.000% due 12/15/2041	875	950

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,772

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2051 (a)	7,250	7,336

Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2036	850	880

Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,587
7.500% due 12/15/2047	2,000	2,082

Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2051	2,000	2,217

Village Metropolitan District, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2049	1,200	1,341

		50,262

CONNECTICUT 0.7%

Connecticut Housing Finance Authority Revenue Bonds, Series 2020
0.060% due 05/15/2050	2,040	2,040

Connecticut State General Obligation Bonds, Series 2019
5.000% due 04/15/2036	2,300	2,879

Connecticut State General Obligation Bonds, Series 2020
4.000% due 06/01/2036	1,800	2,142
4.000% due 06/01/2037	1,000	1,184
4.000% due 06/01/2039	1,200	1,413

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.250% due 07/01/2037	4,000	3,989

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010
0.250% due 07/01/2049	5,000	4,989

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,750	1,936

		20,572

DELAWARE 0.0%

Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	431

DISTRICT OF COLUMBIA 0.0%

District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	1,068

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	$50	$55

		1,123

FLORIDA 3.6%

Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,068
8.000% due 10/01/2046	1,250	1,333

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052 ^(b)	4,365	1,331

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	1,500	840
5.000% due 07/01/2043 ^(b)	950	304
5.250% due 07/01/2048 ^(b)	900	288
7.500% due 07/01/2053 ^(b)	1,000	200

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	22,070	2,082

Florida Development Finance Corp. Revenue Bonds, Series 2017
6.125% due 06/15/2047	5,300	5,684

Florida Development Finance Corp. Revenue Bonds, Series 2019
6.250% due 01/01/2049	5,600	5,713
6.500% due 01/01/2049	3,790	3,864
7.375% due 01/01/2049	24,500	26,678

Florida Development Finance Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2032	4,000	4,192

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(b)	500	252

Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (c)	2,815	2,117

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	3,000	3,416

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (c)	1,000	769
0.000% due 10/01/2033 (c)	1,680	1,242
0.000% due 10/01/2035 (c)	1,250	855

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,053

Palm Beach County, Florida Revenue Bonds, Series 2021
5.000% due 06/01/2057	1,000	1,179

Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020
5.875% due 01/01/2033	9,500	11,921

Pompano Beach, Florida General Obligation Bonds, Series 2018
4.000% due 07/01/2043	6,000	6,856

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	3,250	3,508

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	7,000	8,331

Seminole County, Florida Industrial Development Authority Revenue Bonds, Series 2019
5.750% due 11/15/2054	4,315	4,824

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (e)	3,000	3,644

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	540
0.000% due 09/01/2041 (c)	1,000	515
4.000% due 07/01/2045	3,000	3,414

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	$1,530	$1,632

		109,645

GEORGIA 2.6%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040	1,600	1,205

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2032	1,000	1,283
5.000% due 07/01/2034	1,000	1,275
5.000% due 07/01/2036	1,650	2,092
5.000% due 07/01/2038	1,000	1,261

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	9,766
4.125% due 11/01/2045	2,000	2,249

Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2054	7,315	9,196

Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021
4.000% due 04/01/2056 (a)	2,600	2,706

Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.125% due 03/01/2052	1,620	1,609

Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016
5.000% due 10/01/2031	16,210	18,027

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	2,236
5.000% due 01/01/2049	11,000	13,215
5.000% due 01/01/2059	2,000	2,393
5.000% due 01/01/2063	3,300	3,948

Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,502
5.000% due 01/01/2050	1,250	1,556

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
5.000% due 01/01/2056	2,300	2,786

		79,305

GUAM 0.1%

Guam Department of Education Certificates of Participation Bonds, Series 2020
5.000% due 02/01/2040	1,500	1,697

ILLINOIS 12.0%

Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,000

Chicago Board of Education, Illinois General Obligation Bonds, Series 2015
5.250% due 12/01/2035	3,500	3,895

Chicago Board of Education, Illinois General Obligation Bonds, Series 2017
5.000% due 12/01/2046	6,000	7,058

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,972
5.000% due 12/01/2032	4,000	4,904
5.000% due 12/01/2046	7,000	8,391

Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2035	2,660	3,331
5.000% due 12/01/2036	4,100	5,122
5.000% due 12/01/2038	2,250	2,795
5.000% due 12/01/2039	2,000	2,478
5.000% due 12/01/2040	1,750	2,164
5.000% due 12/01/2041	1,600	1,973

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago Board of Education, Illinois General Obligation Notes, Series 2018
5.000% due 12/01/2026	$2,000	$2,391

Chicago Board of Education, Illinois General Obligation Notes, Series 2019
0.000% due 12/01/2025 (c)	2,640	2,506
0.000% due 12/01/2026 (c)	2,700	2,507

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2039	4,000	4,891
5.000% due 01/01/2048	9,300	11,269

Chicago Transit Authority, Illinois Revenue Bonds, Series 2014
5.250% due 12/01/2049	5,000	5,719

Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,500	1,693
4.000% due 12/01/2050	1,250	1,425
4.000% due 12/01/2055	1,500	1,684
5.000% due 12/01/2055	2,500	3,028

Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	7,931

Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,765

Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022	1,635	1,650

Chicago, Illinois General Obligation Bonds, Series 2011
7.781% due 01/01/2035	970	1,345

Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2030	890	962
5.250% due 01/01/2033	4,250	4,599

Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	6,000	6,777

Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2029	4,000	4,888
5.625% due 01/01/2030	10,000	12,180
5.750% due 01/01/2034	3,120	3,793
6.000% due 01/01/2038	13,000	15,947

Chicago, Illinois General Obligation Bonds, Series 2019
5.500% due 01/01/2049	2,000	2,437

Chicago, Illinois General Obligation Notes, Series 2020
5.000% due 01/01/2030	5,780	7,329

Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	7,500	7,730
5.000% due 11/01/2042	4,000	4,170

Exceptional Children Have Opportunities, Illinois Revenue Bonds, Series 2020
4.000% due 12/01/2036	680	769

Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,924

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,829

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,720	1,968
5.125% due 02/15/2045 ^(b)	3,000	2,170

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043 ^(b)	855	26
5.000% due 12/01/2053 ^(b)	611	18
5.800% due 12/01/2053 ^(b)	970	0

Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	2,000	2,125
5.000% due 11/01/2035	4,900	5,529
5.000% due 11/01/2040	1,100	1,230
5.000% due 11/01/2049	1,700	1,876

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2039	5,370	6,350

Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2045	3,830	4,324

Illinois State General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 02/01/2031	1,500	1,699

Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	2,550	2,833
5.000% due 02/01/2026	2,000	2,194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 02/01/2029	$845	$929

Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	2,184
4.000% due 06/01/2032	3,170	3,506

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,199
5.000% due 12/01/2038	1,000	1,173

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	4,000	4,628

Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2033	20,000	23,254
4.125% due 10/01/2036	2,000	2,324

Illinois State General Obligation Notes, Series 2014
4.000% due 02/01/2024	2,805	3,031

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	5,000	5,249
5.000% due 11/01/2025	4,195	4,900

Illinois State General Obligation Notes, Series 2018
5.000% due 05/01/2028	4,295	5,278

Illinois State General Obligation Notes, Series 2019
5.000% due 11/01/2026	10,000	11,958

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	2,650	3,457

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	3,115	3,338

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	3,500	3,713
3.000% due 06/15/2033	2,785	2,938

Illinois State Revenue Bonds, Series 2018
4.750% due 06/15/2043	10,000	11,740

Illinois State Revenue Notes, Series 2013
5.000% due 06/15/2022	5,190	5,362

Illinois State Revenue Notes, Series 2016
1.900% due 06/15/2022	3,530	3,566
4.000% due 06/15/2025	155	174

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2031	2,000	2,577

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2045 (c)	10,000	5,321

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (c)	4,000	3,005
0.000% due 06/15/2035 (c)	5,000	3,654

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
4.950% due 12/15/2047 (d)	2,500	2,133

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
4.000% due 12/15/2042 (a)	4,500	5,114
4.000% due 12/15/2047 (a)	5,000	5,622
4.000% due 06/15/2052 (a)	10,000	11,205

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	3,500	4,198

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
3.107% due 01/01/2035	10,000	10,417

Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	764

		366,474

INDIANA 1.3%

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	5,500	5,796

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	5,500	5,796

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	29,725	28,208

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	49

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	$1,000	$1,091

		40,891

IOWA 1.1%

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003
0.123% due 08/15/2032	7,625	7,625

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005
0.035% due 08/15/2029	9,920	9,920

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046 ^	1,881	2,144

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (c)	73,000	13,523

		33,212

KANSAS 0.1%

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	3,520	757

Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	522
5.250% due 12/01/2036	500	523
5.375% due 12/01/2046	1,125	1,166

Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018
4.500% due 06/01/2040	1,095	1,148

		4,116

KENTUCKY 1.1%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	2,450
6.250% due 11/15/2046	1,150	1,203

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.250% due 07/01/2031	2,130	2,212
5.000% due 07/01/2050	5,670	6,043

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,000	2,162

Kentucky Public Energy Authority Revenue Notes, Series 2018
4.000% due 06/01/2025	6,505	7,277

Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2037	1,250	1,425
4.000% due 11/01/2038	350	398
5.000% due 11/01/2032	2,815	3,506

Kentucky State Property & Building Commission Revenue Notes, Series 2019
5.000% due 11/01/2023	1,555	1,704

Owen County, Kentucky Revenue Bonds, Series 2019
2.450% due 06/01/2039	1,000	1,062

Trimble County, Kentucky Revenue Bonds, Series 2016
1.300% due 09/01/2044	4,250	4,244

		33,686

LOUISIANA 1.0%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	7,000	7,912

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	5,600	7,407

Parish of St James, Louisiana Revenue Bonds, Series 2011
5.850% due 08/01/2041	4,500	5,112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	$3,320	$3,377
2.100% due 06/01/2037	1,540	1,590
2.125% due 06/01/2037	4,000	4,132

		29,530

MAINE 0.4%

Finance Authority of Maine Revenue Bonds, Series 2017
5.375% due 12/15/2033 ^(b)	2,000	1,100

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	4,000	4,327

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,400	6,161

		11,588

MARYLAND 0.5%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.250% due 07/01/2050	1,400	1,600
5.000% due 07/01/2050	1,150	1,397

Maryland Economic Development Corp. Revenue Bonds, Series 2021
3.997% due 04/01/2034	3,750	4,036

Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	1,000	1,143
4.000% due 09/01/2050	3,000	3,380

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,514

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2051	1,000	1,130
4.000% due 06/01/2055	1,250	1,408

		16,608

MASSACHUSETTS 0.1%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	3,580	4,132

MICHIGAN 2.5%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	7,005	8,580

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	17,000	16,206

Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,200

Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,934
5.000% due 07/01/2033	2,000	2,241
5.000% due 07/01/2044	4,500	4,663

Michigan Finance Authority Revenue Bonds, Series 2016
5.000% due 11/15/2041	3,000	3,558

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	4,001
4.000% due 12/01/2049	4,145	4,745

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	15,000	4,600
4.800% due 09/01/2040	235	249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/01/2050	$380	$401

Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,141

Michigan Finance Authority Revenue Notes, Series 2020
4.300% due 09/01/2030	135	143

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	43,000	5,521
0.000% due 06/01/2058 (c)	145,250	7,174

		75,357

MINNESOTA 0.3%

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	879

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	5,000	5,693

St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	627
5.000% due 05/01/2053	2,500	2,639

		9,838

MISSOURI 0.4%

Ferguson, Missouri Certificates of Participation Notes, Series 2013
2.625% due 04/01/2023	335	335

Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	222
5.550% due 10/01/2036	45	38

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020
4.000% due 03/01/2039	7,000	8,023

Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016
5.000% due 08/15/2051	1,450	1,563

St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,375	2,669

		12,850

MONTANA 0.1%

Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	124

Kalispell, Montana Revenue Bonds, Series 2017
5.250% due 05/15/2047	1,500	1,627

		1,751

NEBRASKA 0.2%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,223

NEVADA 0.6%

Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020
4.000% due 06/15/2039	1,415	1,663

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,600	3,602

Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037	2,453	2,375

Nevada Department of Business & Industry State Revenue Bonds, Series 2018
6.950% due 02/15/2038	4,125	4,426

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	38,500	5,825

		17,891

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 0.4%

New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2051	$2,500	$2,701

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020
5.000% due 08/01/2059	6,000	9,291

		11,992

NEW JERSEY 4.1%

Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017
5.000% due 03/01/2037	1,500	1,778

Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,115	1,222

New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.500% due 09/01/2029	5,055	6,680

New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,730

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	6,126

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	17,000	20,443
5.250% due 09/01/2027	17,555	21,684

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 07/01/2057	2,250	2,689

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 07/01/2045	4,950	5,929

New Jersey State General Obligation Notes, Series 2020
4.000% due 06/01/2030	8,000	9,758

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,841
5.250% due 06/15/2041	1,000	1,151

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	2,000	2,331

New Jersey Turnpike Authority Revenue Bonds, Series 2019
5.000% due 01/01/2048	2,000	2,440

New Jersey Turnpike Authority Revenue Notes, Series 2020
5.000% due 01/01/2028	3,000	3,574

South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,750

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2030	5,065	6,282
5.000% due 06/01/2046	13,505	15,834
5.250% due 06/01/2046	4,000	4,829

Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021
8.500% due 06/01/2041	6,000	6,078

		126,149

NEW MEXICO 0.2%

New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019
5.000% due 11/01/2039	5,000	5,749

NEW YORK 9.9%

Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020
5.000% due 07/01/2051	$1,500	$1,791

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (e)	1,750	1,864

Huntington Local Development Corp., New York Revenue Notes, Series 2021
4.000% due 07/01/2027	5,000	5,270

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019
5.000% due 11/15/2044	6,000	7,313

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,000	1,176

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2031	4,415	5,358

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020
4.000% due 11/15/2049	7,500	8,331

Metropolitan Transportation Authority, New York Revenue Notes, Series 2018
5.000% due 11/15/2026	2,200	2,624

Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
5.000% due 05/15/2022	11,680	12,016
5.000% due 09/01/2022	6,365	6,635

Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
5.000% due 02/01/2023	5,705	6,054

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,500	1,950
5.000% due 12/01/2033	1,000	1,290

New York City Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	8,735	9,471

New York City Housing Development Corp. Revenue Bonds, Series 2014
4.500% due 02/15/2048	3,000	3,103

New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (e)	2,000	2,118

New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2021
3.000% due 01/01/2033	1,750	1,933

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 08/01/2036	6,555	8,183

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2037	4,000	4,738

New York City Trust for Cultural Resources Revenue Bonds, Series 2020
4.000% due 12/01/2033	500	601
4.000% due 12/01/2034	2,000	2,396
4.000% due 12/01/2035	1,250	1,492

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
0.090% due 06/15/2050	9,320	9,320

New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	75,600	8,253

New York County, New York Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	58,000	6,010
0.000% due 06/01/2060 (c)	210,000	9,897

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	7,548

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	13,675	14,985
5.375% due 11/15/2040	4,000	4,461

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 05/01/2048	$4,440	$5,014

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	6,000	6,922

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	4,625	5,861
5.000% due 03/15/2042	4,000	4,915

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2039	2,000	2,338

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	6,000	7,219
5.000% due 01/01/2033	6,750	8,097
5.000% due 01/01/2036	1,500	1,795

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	28,995	33,651
5.000% due 10/01/2040	1,885	2,334
5.250% due 08/01/2031	8,985	10,680

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,535
5.000% due 01/01/2028	1,000	1,226

New York Transportation Development Corp. Revenue Notes, Series 2021
2.250% due 08/01/2026	3,200	3,280

Port Authority of New York & New Jersey Revenue Bonds, Series 2015
5.000% due 10/15/2029	5,000	5,819

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.375% due 11/01/2054	4,000	4,135

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2008
0.000% due 06/01/2048 (c)	25,000	3,100

Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007
5.693% due 01/01/2028	12,695	12,687

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	4,500	4,944

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	9,547
5.000% due 06/01/2034	1,500	1,784

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,004
5.250% due 09/15/2053	2,500	2,501

		302,975

NORTH CAROLINA 0.3%

North Carolina Medical Care Commission Revenue Bonds, Series 2004
0.050% due 11/01/2034	9,000	9,000

NORTH DAKOTA 0.2%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043	7,940	7,992

OHIO 4.5%

Adams County, Ohio Revenue Bonds, Series 2019
6.900% due 10/01/2049	7,500	7,606

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.250% due 06/01/2037	3,175	3,303

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	126,375	20,245
4.000% due 06/01/2048	9,900	11,017

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	51

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/01/2055	$21,525	$24,384

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,400
5.000% due 12/01/2035	1,200	1,428
5.000% due 12/01/2037	650	769
5.000% due 12/01/2039	1,425	1,675

Franklin County, Ohio Revenue Bonds, Series 2013
0.050% due 05/01/2029	7,945	7,945

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047	6,000	6,639

Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,175

Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(b)	1,100	390
6.750% due 12/01/2052 ^(b)	650	231

Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(b)	2,985	1,503
6.250% due 04/01/2049 ^(b)	6,520	3,274

Northeast Ohio Medical University Revenue Bonds, Series 2021
4.000% due 12/01/2035	300	345
4.000% due 12/01/2045	225	251

Ohio Air Quality Development Authority Revenue Bonds, Series 2005
2.100% due 04/01/2028	6,495	6,736

Ohio Air Quality Development Authority Revenue Bonds, Series 2007
2.500% due 11/01/2042	3,500	3,802

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
2.875% due 02/01/2026	5,000	5,259

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	3,500	4,027

Ohio State Revenue Bonds, Series 2020
4.000% due 11/15/2036	1,000	1,154
4.000% due 11/15/2040	1,110	1,252

Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018
4.000% due 02/15/2033 (e)	5,000	5,781

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.375% due 06/01/2033	1,000	1,018

Southern Ohio Port Authority Revenue Bonds, Series 2020
7.000% due 12/01/2042	6,500	7,475

Southern Ohio Port Authority Revenue Notes, Series 2020
6.500% due 12/01/2030	2,000	2,315
13.000% due 12/01/2027	2,700	2,969

		139,368

OKLAHOMA 0.2%

Oklahoma Development Finance Authority Revenue Notes, Series 2020
1.625% due 07/06/2023	1,750	1,764

Oklahoma Turnpike Authority Revenue Bonds, Series 2018
4.000% due 01/01/2048	3,000	3,399

Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	3
6.875% due 11/01/2046 ^(b)	1,081	5
7.000% due 11/01/2051 ^(b)	2,163	11

		5,182

OREGON 0.9%

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,642

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018
5.000% due 05/15/2052	$355	$386

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2045 (e)	5,000	5,808

Oregon State Business Development Commission Revenue Bonds, Series 2017
6.500% due 04/01/2031 ^(b)	26,000	5,590

Oregon State Business Development Commission Revenue Bonds, Series 2018
6.500% due 04/01/2031 ^(b)	8,230	1,769

Oregon State Business Development Commission Revenue Bonds, Series 2020
0.000% due 04/01/2037 ^(b)(d)	2,545	548

Oregon State Facilities Authority Revenue Bonds, Series 2020
5.000% due 10/01/2040	1,750	2,157

Portland, Oregon Water System Revenue Bonds, Series 2019
5.000% due 05/01/2044	7,500	9,498

		27,398

PENNSYLVANIA 3.4%

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	7,500	8,868

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,224
5.000% due 06/01/2035	4,000	4,852

Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,650	1,765

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (e)	6,000	7,034

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050 (e)	9,000	10,209

General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018
6.500% due 07/15/2048	4,200	4,965

Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020
6.125% due 10/01/2050	3,000	3,336

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	2,200	2,464

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
1.100% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	2,010

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	2,270	2,439

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
1.750% due 08/01/2038	5,500	5,673

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	16,000	19,596

Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 06/01/2036	5,750	6,746

Pennsylvania Turnpike Commission Revenue Bonds, Series 2020
0.060% due 12/01/2050	2,000	2,000

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2042	4,000	4,731
4.000% due 12/01/2043	5,000	5,872
4.000% due 12/01/2045	4,000	4,652

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	$3,500	$3,722

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	816

		102,974

PUERTO RICO 10.8%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	194,500	12,577

Commonwealth of Puerto Rico General Obligation Bonds, Series 2001
5.125% due 07/01/2031 ^(b)	1,745	1,688

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035 ^(b)	3,400	3,298

Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)	560	536
5.500% due 07/01/2032 ^(b)	11,220	10,799

Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
6.500% due 07/01/2040 ^(b)	4,000	3,930

Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	11,240	9,863
5.125% due 07/01/2037 ^(b)	16,520	14,909
5.500% due 07/01/2039 ^(b)	6,000	5,520

CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021
1.000% due 01/01/2045 ^(b)(c)	32,500	30,469

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040 ^	32,684	30,764

Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012
5.250% due 07/01/2042	5,000	5,186

Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Notes, Series 2020
5.000% due 07/01/2030	10,000	12,716

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
6.200% due 07/01/2039 ^(b)	5,000	581
6.300% due 07/01/2038 ^(b)	2,000	232

Puerto Rico Convention Center District Authority Revenue Bonds, (AGC Insured), Series 2006
4.500% due 07/01/2036	2,895	2,902

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.617% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	9,182

Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(b)	10	10

Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022 ^(b)	50	49
5.000% due 07/01/2026 ^(b)	10	10

Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(b)	55	54

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	94
3.875% due 07/01/2023 ^(b)	75	70
4.500% due 07/01/2023 ^(b)	15	15
4.600% due 07/01/2024 ^(b)	50	49
4.625% due 07/01/2025 ^(b)	35	34
4.750% due 07/01/2026 ^(b)	245	239
4.750% due 07/01/2027 ^(b)	50	49
5.000% due 07/01/2022 ^(b)	35	34
5.000% due 07/01/2024 ^(b)	50	49
5.000% due 07/01/2025 ^(b)	25	24

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/01/2026 ^(b)	$65	$64
5.250% due 07/01/2022 ^(b)	420	413
5.250% due 07/01/2025 ^(b)	25	25
5.250% due 07/01/2026 ^(b)	670	659
5.250% due 07/01/2027 ^(b)	140	137
5.250% due 07/01/2031 ^(b)	30	30

Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
7.000% due 07/01/2040 ^(b)	20	20

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 1998
4.750% due 07/01/2038 ^(b)	1,030	582
5.000% due 07/01/2022 ^(b)	995	164
5.000% due 07/01/2038 ^(b)	10	6

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003
5.000% due 07/01/2022 ^(b)	265	150
5.000% due 07/01/2023 ^(b)	390	64
5.000% due 07/01/2028 ^(b)	8,000	1,320
5.000% due 07/01/2033 ^(b)	1,695	958
5.000% due 07/01/2042 ^(b)	13,320	7,526
5.450% due 07/01/2035	655	370

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2022 ^(b)	1,500	847
5.000% due 07/01/2024 ^(b)	145	82
5.000% due 07/01/2025 ^(b)	90	51
5.000% due 07/01/2026 ^(b)	5,305	2,997
5.000% due 07/01/2027 ^(b)	355	201

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022 ^(b)	1,000	565
5.000% due 07/01/2023 ^(b)	945	534
5.000% due 07/01/2025 ^(b)	255	144
5.000% due 07/01/2026 ^(b)	280	158
5.000% due 07/01/2032 ^(b)	810	458
5.000% due 07/01/2046 ^(b)	12,025	6,794
5.500% due 07/01/2022 ^(b)	25	14
5.500% due 07/01/2023 ^(b)	170	96
5.500% due 07/01/2024 ^(b)	2,670	1,509

Puerto Rico Infrastructure Financing Authority Revenue Bonds, Series 2005
5.000% due 07/01/2037 ^(b)	1,485	689
5.000% due 07/01/2041 ^(b)	34,500	15,999

Puerto Rico Infrastructure Financing Authority Revenue Bonds, Series 2006
5.000% due 07/01/2046 ^(b)	14,700	6,817

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	13,825	14,793

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	56,273	18,579
0.000% due 07/01/2051 (c)	97,200	23,227
4.750% due 07/01/2053	15,006	16,828
5.000% due 07/01/2058	8,946	10,169

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,550	1,723
4.784% due 07/01/2058	33,924	38,116

		329,810

RHODE ISLAND 0.3%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (c)	12,580	2,092

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,000	4,455
5.000% due 06/01/2050	2,500	2,756

		9,303

SOUTH CAROLINA 1.1%

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044 (e)	7,650	8,863

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 12/01/2046	$4,000	$5,008

South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	200	219
5.784% due 12/01/2041	11,114	15,442

South Carolina Public Service Authority Revenue Bonds, Series 2015
5.000% due 12/01/2050	5,040	5,725

South Carolina Public Service Authority Revenue Bonds, Series 2016
4.000% due 12/01/2041	200	221

		35,478

TENNESSEE 1.6%

Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	2,092

Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017
7.500% due 06/01/2047 ^(b)	4,600	1,380

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	805

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000	1,063

Public Building Authority of Blount County Tennessee Revenue Bonds, Series 2005
0.080% due 06/01/2034	19,000	19,000

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008
0.080% due 06/01/2042	7,115	7,115

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	9,750	10,312

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	1,545	1,764

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017
4.000% due 05/01/2048	1,630	1,712

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018
4.000% due 11/01/2049	4,000	4,484

		49,727

TEXAS 4.6%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	5,560	5,492

Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	3,080

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	544
9.000% due 03/01/2039	16,130	18,804

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
6.500% due 07/01/2026	12,750	13,104

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	3,000	3,454

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,629

Houston, Texas Airport System Revenue Notes, Series 2020
5.000% due 07/01/2027	1,750	2,053

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016
0.000% due 08/16/2030 (c)	$2,560	$2,149

New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,200	926
5.250% due 07/01/2036	400	329
5.750% due 07/01/2051	1,000	780
7.000% due 07/01/2051	1,450	1,319

New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
6.000% due 07/01/2026	80	78

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,600	1,532

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	500	567
4.000% due 08/15/2035 (e)	1,300	1,473
4.000% due 08/15/2036 (e)	1,100	1,243
4.000% due 08/15/2037 (e)	1,500	1,692
4.000% due 08/15/2040 (e)	4,600	5,162
5.000% due 01/01/2042	500	538
5.000% due 01/01/2047	1,500	1,611

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	452
5.000% due 12/01/2054	250	278

North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	5,925	7,205
5.000% due 01/01/2048	4,000	4,739

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	4,800	5,712

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
1.600% due 08/01/2049	3,075	3,171

Port Beaumont Navigation District, Texas Revenue Notes, Series 2020
6.000% due 01/01/2025	2,500	2,592

Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,012
5.500% due 01/01/2032	500	506

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	104

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2048	5,000	5,687

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,377

Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds, Series 2021
5.000% due 12/15/2032	6,125	8,203

Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021
5.000% due 12/15/2028	2,500	3,152

Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006
1.528% (US0003M) due 12/15/2026 ~	5,530	5,531

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
4.000% due 12/31/2037	3,000	3,476

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	2,453	2,474

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	6,500	7,500

University of North Texas System Revenue Bonds, Series 2017
5.000% due 04/15/2038	5,000	5,972

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	53

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016
6.750% due 12/01/2051 ^(b)	$2,500	$1,750

		141,452

UTAH 0.3%

Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021
4.000% due 08/01/2050	7,700	8,014

VIRGINIA 1.3%

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	114	114
6.000% due 06/01/2043	2,383	2,590

Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(b)	358	267
6.050% due 03/01/2044	170	127
6.050% due 03/01/2054 ^(b)	584	105

Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018
5.000% due 09/01/2045	2,250	2,449

Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2052	7,440	8,813
5.000% due 12/31/2056	2,000	2,367

Virginia Small Business Financing Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,051

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	16,000	17,505
7.500% due 07/01/2052	4,674	5,017

		40,405

WASHINGTON 1.6%

Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (e)	6,390	7,320

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	2,730	3,097

Washington Higher Education Facilities Authority Revenue Bonds, Series 2020
4.000% due 05/01/2050	1,200	1,361

Washington State Convention Center Public Facilities District Revenue Notes, Series 2021
4.000% due 07/01/2031	9,500	11,129

Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (e)	3,500	4,378

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/01/2032 (e)	$3,000	$3,747
5.000% due 10/01/2033 (e)	3,500	4,365

Washington State Housing Finance Commission Revenue Bonds, Series 2016
0.050% due 12/01/2046	3,100	3,100

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2053	1,200	1,275

Washington State Housing Finance Commission Revenue Bonds, Series 2021
3.500% due 12/20/2035	6,968	8,048

		47,820

WEST VIRGINIA 1.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	117,010	12,686

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	3,160
4.875% due 06/01/2049	12,500	12,992

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	2,610	2,920

West Virginia Economic Development Authority Revenue Bonds, Series 2021
4.125% due 07/01/2045	1,000	1,056

		32,814

WISCONSIN 4.0%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050 ^(b)	1,750	1,183

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	821
6.000% due 06/01/2037	2,000	2,038
6.750% due 08/01/2031	17,500	19,522
7.000% due 11/01/2046	3,500	3,686
7.000% due 01/01/2050	4,750	4,645

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	5,225
6.375% due 01/01/2048	8,930	6,834
7.000% due 07/01/2048	5,000	4,811

Public Finance Authority, Wisconsin Revenue Bonds, Series 2019
5.875% due 10/01/2054	5,230	5,504

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	4,260	1,957
0.000% due 01/01/2060 (c)	13,000	1,226
5.000% due 01/01/2055	3,500	3,923
5.250% due 03/01/2045	3,325	3,835
5.250% due 03/01/2055	1,000	1,145

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.500% due 06/01/2056	$8,000	$7,982
5.625% due 06/01/2050	6,500	6,503
6.500% due 09/01/2036	7,000	7,040
6.500% due 06/01/2045	1,400	1,345

Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,319

Public Finance Authority, Wisconsin Revenue Notes, Series 2017
5.625% due 08/01/2024	3,000	3,132
6.250% due 08/01/2027	7,000	7,780

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	25,000	11,142
0.000% due 12/15/2055 (c)	14,520	4,258

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	3,000	3,405

		121,261

Total Municipal Bonds & Notes (Cost $2,668,033)		2,871,882

Total Investments in Securities (Cost $2,722,676)		2,926,816

	SHARES
INVESTMENTS IN AFFILIATES 5.9%

SHORT-TERM INSTRUMENTS 5.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%

PIMCO Short-Term Floating NAV Portfolio III	18,249,888	179,980

Total Short-Term Instruments (Cost $179,716)		179,980

Total Investments in Affiliates (Cost $179,716)		179,980

Total Investments 101.5% (Cost $2,902,392)		$3,106,796

Financial Derivative Instruments (f) (0.0)% (Cost or Premiums, net $0)		(41)

Other Assets and Liabilities, net (1.5)%		(45,767)

Net Assets 100.0%		$3,060,988

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2021	148	$	(19,478)	$267	$0	$(21)
U.S. Treasury 30-Year Bond December Futures	12/2021	163		(25,953)	695	0	(20)

Total Futures Contracts					$962	$0	$(41)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(41)	$0	$(41)

Cash of $3,035 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$41	$41

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(378)	$(378)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$962	$962

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	55

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)	September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,493	$6,405	$18,898
Industrials	0	31,240	0	31,240
Utilities	0	4,796	0	4,796
Municipal Bonds & Notes
Alabama	0	63,455	0	63,455
Alaska	0	58	0	58
Arizona	0	59,218	0	59,218
Arkansas	0	9,331	0	9,331
California	0	258,775	0	258,775
Colorado	0	50,262	0	50,262
Connecticut	0	20,572	0	20,572
Delaware	0	431	0	431
District of Columbia	0	1,123	0	1,123
Florida	0	109,645	0	109,645
Georgia	0	79,305	0	79,305
Guam	0	1,697	0	1,697
Illinois	0	366,474	0	366,474
Indiana	0	40,891	0	40,891
Iowa	0	33,212	0	33,212
Kansas	0	4,116	0	4,116
Kentucky	0	33,686	0	33,686
Louisiana	0	29,530	0	29,530
Maine	0	11,588	0	11,588
Maryland	0	16,608	0	16,608
Massachusetts	0	4,132	0	4,132
Michigan	0	75,357	0	75,357
Minnesota	0	9,838	0	9,838
Missouri	0	12,850	0	12,850
Montana	0	1,751	0	1,751
Nebraska	0	5,223	0	5,223
Nevada	0	17,891	0	17,891
New Hampshire	0	11,992	0	11,992
New Jersey	0	126,149	0	126,149
New Mexico	0	5,749	0	5,749
New York	0	302,975	0	302,975

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
North Carolina	$0	$9,000	$0	$9,000
North Dakota	0	7,992	0	7,992
Ohio	0	139,368	0	139,368
Oklahoma	0	5,182	0	5,182
Oregon	0	27,398	0	27,398
Pennsylvania	0	102,974	0	102,974
Puerto Rico	0	329,810	0	329,810
Rhode Island	0	9,303	0	9,303
South Carolina	0	35,478	0	35,478
Tennessee	0	49,727	0	49,727
Texas	0	141,452	0	141,452
Utah	0	8,014	0	8,014
Virginia	0	40,405	0	40,405
Washington	0	47,820	0	47,820
West Virginia	0	32,814	0	32,814
Wisconsin	0	121,261	0	121,261

	$0	$2,920,411	$6,405	$2,926,816

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$179,980	$0	$0	$179,980

Total Investments	$179,980	$2,920,411	$6,405	$3,106,796

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(41)	$0	$(41)

Total Financial Derivative Instruments	$0	$(41)	$0	$(41)

Totals	$179,980	$2,920,370	$6,405	$3,106,755

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Bond Fund	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.7%

CORPORATE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Baptist Health South Florida Obligated Group
3.115% due 11/15/2071	$6,000	$5,767

Tower Health
4.451% due 02/01/2050	2,000	1,795

Total Corporate Bonds & Notes (Cost $7,653)		7,562

MUNICIPAL BONDS & NOTES 92.2%

ALABAMA 1.6%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	7,000	8,549

Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013
6.750% due 10/01/2046 (d)	4,000	4,103

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,560

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,425

Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
0.908% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	2,013
0.958% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	3,021

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	5,000	6,062

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	929	1,000

		37,733

ALASKA 0.5%

Alaska Housing Finance Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2032	9,000	11,268

ARIZONA 2.3%

Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,062

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	390	390
5.000% due 01/01/2043	6,285	6,534
5.000% due 01/01/2054	8,000	8,317

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050	2,800	3,332

Arizona Industrial Development Authority Revenue Notes, Series 2020
6.500% due 07/01/2026	1,200	1,350

Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017
1.875% due 09/01/2032	1,000	1,020

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.125% due 09/01/2042	2,500	2,874

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003
1.050% due 01/01/2038	3,750	3,764

Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020
4.000% due 10/01/2044	5,000	5,955

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	$2,500	$2,875
5.000% due 07/01/2044	5,435	6,719

Tempe, Arizona Certificates of Participation Bonds, Series 2021
2.171% due 07/01/2033	2,500	2,438

Tempe, Arizona Certificates of Participation Notes, Series 2021
1.851% due 07/01/2030	3,000	2,951

		52,581

CALIFORNIA 7.6%

Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,482
5.000% due 12/01/2032	3,000	3,288
5.000% due 12/01/2033	3,500	3,835
5.000% due 12/01/2034	3,000	3,286

Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,020
5.000% due 04/01/2038	10,000	10,721

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2034	3,500	4,045

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 08/01/2046	1,000	1,077
4.000% due 08/01/2047	2,750	2,929

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	1,480	1,482

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	1,160

California Health Facilities Financing Authority Revenue Bonds, Series 2011
3.000% due 03/01/2041	820	856

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	10,000	12,034

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2037	1,995	2,350

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2033	1,000	1,248

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.200% due 01/01/2050	14,885	14,884

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
5.000% due 01/01/2056	1,250	1,418

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2041	200	235
4.000% due 05/15/2046	2,000	2,318

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2040 (f)	9,900	11,425

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,542

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	2,109

California Public Finance Authority Revenue Bonds, Series 2017
0.040% due 08/01/2052	5,800	5,800

California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	10,238

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State University Revenue Bonds, Series 2021
2.144% due 11/01/2033	$1,500	$1,480

California State University Revenue Notes, Series 2021
1.794% due 11/01/2030	3,000	2,950

California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,609

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
4.000% due 08/01/2047	7,000	7,300

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 08/01/2056	2,750	2,915
4.000% due 10/01/2056	5,350	5,655
4.000% due 12/01/2056	3,200	3,345

Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008
0.000% due 08/01/2032 (c)	2,300	1,837

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021
3.000% due 06/01/2046 (a)	2,000	2,040

Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	627
5.000% due 05/01/2029	500	608

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	1,380	1,439

Livermore, California Certificates of Participation Bonds, Series 2020
4.000% due 10/01/2038	1,215	1,455

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	2,750	3,219

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2039	4,000	5,095

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018
5.000% due 07/01/2037	6,000	7,464

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2021
4.000% due 10/15/2050	3,500	4,068

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021
5.000% due 05/01/2035	4,000	5,141

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
4.000% due 06/01/2049	3,500	4,081

		175,110

COLORADO 2.8%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	2,000	2,286

Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,654

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	7,260	8,148
5.000% due 08/01/2049	3,800	4,331

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043 (e)	7,000	7,958

Colorado State Certificates of Participation Bonds, Series 2020
4.000% due 12/15/2039	3,775	4,488

Denver, Colorado Airport System City & County Revenue Bonds, Series 2020
5.000% due 11/15/2031	3,850	4,531

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	57

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Denver, Colorado City & County Revenue Bonds, Series 2021
4.000% due 08/01/2042	$1,750	$2,080
4.000% due 08/01/2043	1,500	1,779
4.000% due 08/01/2051	4,500	5,250

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	1,250	1,605
5.000% due 09/01/2036	1,400	1,793

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021
0.384% (SOFRRATE) due 09/01/2039 ~	3,500	3,505

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	10,568

Regional Transportation District, Colorado Revenue Bonds, Series 2020
4.000% due 07/15/2038	1,150	1,350

Regional Transportation District, Colorado Revenue Notes, Series 2020
5.000% due 01/15/2031	1,140	1,483

		63,809

CONNECTICUT 2.2%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,650	1,941
5.000% due 05/01/2034	7,500	9,676
5.000% due 05/01/2035	1,000	1,286
5.000% due 05/01/2037	5,500	7,019
5.000% due 05/01/2040	2,250	2,851

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2035	4,290	5,258

Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	2,179
5.000% due 06/15/2038	1,115	1,372

Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2037	1,925	2,259
5.000% due 04/15/2034	2,700	3,398
5.000% due 04/15/2035	3,150	3,955

Connecticut State General Obligation Bonds, Series 2021
4.000% due 06/01/2034	1,000	1,216

Connecticut State General Obligation Notes, Series 2018
5.000% due 09/15/2027	2,500	3,116

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.250% due 07/01/2037	6,000	5,984

		51,510

DISTRICT OF COLUMBIA 1.2%

District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	2,636

District of Columbia Revenue Bonds, Series 2019
5.000% due 03/01/2044	2,250	2,834

District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019
5.000% due 10/01/2044	3,930	4,953

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021
5.000% due 10/01/2029	8,000	10,243
5.000% due 10/01/2030	5,000	6,466

		27,132

FLORIDA 2.6%

Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,572

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
4.500% due 01/01/2035	$1,250	$1,375

Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	4,713

Florida State General Obligation Notes, Series 2021
5.000% due 06/01/2030	9,550	12,602

Jacksonville, Florida Revenue Bonds, Series 2020
4.000% due 11/01/2036	505	583

Lee Memorial Health System, Florida Revenue Bonds, Series 2019
5.000% due 04/01/2033	3,000	3,490

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020
5.000% due 10/01/2032	1,000	1,291

Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (c)	2,900	2,180

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	2,000	2,277

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	8,000	9,149

Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2035	3,000	3,394

Orange County, Florida Health Authority Revenue Bonds, Series 2019
5.000% due 10/01/2047	2,250	2,743

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (c)	1,200	999
0.000% due 10/01/2031 (c)	1,330	1,065

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	4,000	4,761

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,750	4,172

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2036	1,000	1,109
4.000% due 12/15/2046	500	546

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (c)	750	510
0.000% due 09/01/2036 (c)	800	521
0.000% due 09/01/2037 (c)	800	498
5.000% due 07/01/2034	275	350
5.000% due 07/01/2035	650	827

		60,727

GEORGIA 4.8%

Atlanta, Georgia Department of Aviation Revenue Notes, Series 2021
5.000% due 07/01/2029 (a)	1,250	1,593

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2036	1,000	1,268
5.000% due 07/01/2037	500	632
5.000% due 07/01/2038	800	1,009

Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.250% due 10/01/2032	3,000	3,090

Burke County, Georgia Development Authority Revenue Bonds, Series 2008
2.925% due 11/01/2048	5,000	5,297

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	7,000	7,596

Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2054	4,035	5,072

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	$15,000	$15,057

Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013
1.500% due 01/01/2039	1,125	1,156

Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,293
5.000% due 06/15/2031	1,210	1,544

Georgia State Road & Tollway Authority Revenue Bonds, Series 2020
5.000% due 06/01/2032	1,250	1,625

Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016
5.000% due 10/01/2031	10,565	11,749

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021
4.000% due 05/01/2052	11,000	12,997

Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018
0.888% (0.67*US0001M + 0.830%) due 08/01/2048 ~	4,850	4,896

Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2033	2,500	3,104
5.000% due 05/15/2049	2,250	3,281

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
4.000% due 04/01/2048	1,000	1,063

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	1,630	1,861

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	3,500	5,263

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,392

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	1,031
5.000% due 01/01/2038	1,500	1,818
5.000% due 01/01/2039	1,500	1,818
5.000% due 01/01/2049	2,000	2,403
5.000% due 01/01/2059	2,000	2,393

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2046	345	389
4.000% due 01/01/2051	1,000	1,128
5.000% due 01/01/2056	1,100	1,342

Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	472
5.000% due 01/01/2027	400	484

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2030	165	210
5.000% due 01/01/2031	180	227
5.000% due 01/01/2032	220	277

Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020
4.000% due 09/01/2040	2,000	2,383

		110,213

IDAHO 0.1%

Idaho Housing & Finance Association Revenue Notes, Series 2021
5.000% due 07/15/2029	2,000	2,576

ILLINOIS 12.5%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2015
5.250% due 12/01/2035	1,000	1,113

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	$2,000	$2,397

Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2032	2,800	3,536
5.000% due 12/01/2033	3,400	4,279

Chicago Board of Education, Illinois General Obligation Notes, Series 2018
5.000% due 12/01/2026	2,000	2,391

Chicago Board of Education, Illinois General Obligation Notes, Series 2021
5.000% due 12/01/2030	1,500	1,914

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2042	2,500	2,931

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,892
5.000% due 07/01/2038	1,000	1,183
5.000% due 01/01/2039	2,000	2,446

Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	3,233
5.000% due 06/01/2028	1,875	2,351
5.000% due 06/01/2029	1,170	1,498

Chicago Transit Authority, Illinois Revenue Bonds, Series 2014
5.250% due 12/01/2049	5,000	5,719

Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,000	1,128
4.000% due 12/01/2055	4,500	5,051

Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	3,885	4,380

Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,520	5,090

Chicago, Illinois General Obligation Bonds, Series 2011
7.781% due 01/01/2035	4,840	6,712

Chicago, Illinois General Obligation Bonds, Series 2014
5.250% due 01/01/2029	1,000	1,089
5.250% due 01/01/2033	3,000	3,246

Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2039	4,500	5,070

Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,940	2,363
5.750% due 01/01/2034	4,500	5,470

Chicago, Illinois General Obligation Bonds, Series 2019
5.500% due 01/01/2035	1,610	2,011

Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	4,250	4,381
5.000% due 11/01/2042	2,500	2,606

Cook County, Illinois Sales Tax Revenue Bonds, Series 2018
5.250% due 11/15/2035	1,000	1,242

Illinois Development Finance Authority Revenue Bonds, Series 2001
0.060% due 06/01/2029	21,900	21,900

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,724
5.000% due 02/15/2029	4,500	5,457

Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	1,250	1,328
5.000% due 11/01/2049	2,500	2,759

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2037	1,000	1,189
4.000% due 08/15/2040	1,750	2,065
4.000% due 08/15/2041	8,375	9,855

Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,635
4.000% due 05/01/2040	2,830	3,232

Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2026	4,000	4,420
5.250% due 02/01/2034	3,500	3,835

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	$890	$1,030
5.000% due 10/01/2033	1,610	1,942

Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,563
4.000% due 10/01/2035	8,000	9,241

Illinois State General Obligation Notes, Series 2014
5.000% due 05/01/2023	2,615	2,803

Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2026	3,790	4,457

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	2,335	2,451
5.000% due 11/01/2026	10,000	11,958
5.000% due 12/01/2026	5,000	5,989
5.000% due 11/01/2027	1,500	1,828

Illinois State General Obligation Notes, Series 2018
5.000% due 10/01/2023	1,500	1,635

Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2028	7,000	8,646
5.500% due 05/01/2030	2,000	2,609

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	3,685	3,949

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	2,830	3,003
3.000% due 06/15/2033	1,000	1,055

Illinois State Revenue Bonds, Series 2018
4.750% due 06/15/2043	6,000	7,044

Illinois State Revenue Notes, Series 2013
5.000% due 06/15/2022	7,095	7,330

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	5,000	5,892

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2033 (c)	3,700	2,862
0.000% due 06/15/2035 (c)	4,500	3,288

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
4.950% due 12/15/2047 (d)	2,500	2,133

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
4.000% due 12/15/2042 (a)	8,000	9,093
4.000% due 06/15/2052 (a)	7,500	8,403

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2028	2,250	2,661

Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003
5.750% due 06/01/2033	5,600	7,445

Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020
5.000% due 01/01/2037	1,000	1,258

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,310	1,575

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.957% due 01/01/2032	8,000	8,355

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2028	4,985	6,171
5.000% due 01/01/2029	1,400	1,771

		290,561

INDIANA 0.7%

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	1,000	1,054

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	7,000	7,377

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	6,000	5,694

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	$1,000	$1,091

		15,216

IOWA 0.7%

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003
0.123% due 08/15/2032	5,975	5,975

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005
0.035% due 08/15/2029	5,075	5,075

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (c)	30,000	5,557

		16,607

KENTUCKY 1.0%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2032	1,000	1,206

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,991

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	4,000	4,575

Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2034	1,250	1,433
4.000% due 11/01/2038	400	455

Kentucky State Property & Building Commission Revenue Notes, Series 2019
5.000% due 11/01/2022	1,500	1,578
5.000% due 11/01/2024	1,390	1,581

Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2011
0.100% due 10/01/2039	8,585	8,585

		23,404

LOUISIANA 0.5%

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.100% due 12/01/2040	4,020	5,239

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	1,455	1,480
2.100% due 06/01/2037	370	382
2.375% due 06/01/2037	4,015	4,228

		11,329

MAINE 0.2%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	5,000	5,409

MARYLAND 0.8%

Maryland Department of Transportation State Revenue Bonds, Series 2019
4.000% due 10/01/2032	4,470	5,229

Maryland Department of Transportation State Revenue Bonds, Series 2021
5.000% due 08/01/2034	1,600	2,074

Maryland Department of Transportation State Revenue Notes, Series 2021
5.000% due 08/01/2030	950	1,225

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,081

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	59

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2046	$1,000	$1,136

		17,745

MASSACHUSETTS 1.2%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	2,000	2,309

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,858

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2001
0.050% due 07/01/2031	11,050	11,050

Massachusetts Port Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	500	636
5.000% due 07/01/2030	500	647
5.000% due 07/01/2031	750	986

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	6,940

Massachusetts School Building Authority Revenue Bonds, Series 2019
5.000% due 02/15/2044	1,900	2,359

		27,785

MICHIGAN 1.4%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	4,350	5,328

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	5,000	4,767

Ferris State University, Michigan Revenue Bonds, Series 2016
5.000% due 10/01/2041	1,420	1,677

Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,509
5.000% due 07/01/2030	1,715	2,242

Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,071

Michigan Finance Authority Revenue Bonds, Series 2016
5.000% due 11/15/2041	4,000	4,743

Michigan Finance Authority Revenue Bonds, Series 2019
5.000% due 12/01/2048	3,000	3,667

Michigan State Building Authority Revenue Bonds, Series 2019
5.000% due 04/15/2035	1,000	1,278
5.000% due 04/15/2036	3,500	4,457

		31,739

MINNESOTA 0.3%

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2036	1,515	1,806
5.000% due 01/01/2037	1,175	1,400

Rochester, Minnesota Revenue Bonds, Series 2018
4.000% due 11/15/2048	3,750	4,270

		7,476

MISSOURI 0.7%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,828
4.000% due 02/15/2044	2,200	2,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021
4.000% due 07/01/2030	$2,100	$2,595

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020
4.000% due 03/01/2039	5,215	5,977

Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2020
5.000% due 03/01/2030	1,000	1,281

		15,181

NEBRASKA 0.4%

Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,223

Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020
0.550% (MUNIPSA) due 05/15/2033 ~	1,000	1,000
4.000% due 11/15/2050	1,000	1,148

Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,035

		10,406

NEVADA 0.7%

Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020
5.000% due 06/15/2034	1,700	2,184
5.000% due 06/15/2035	1,000	1,279

Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	4,000	4,378

Clark Department of Aviation, Nevada Revenue Bonds, Series 2019
5.000% due 07/01/2033	5,000	6,362

Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	1,098
5.000% due 06/01/2033	220	265

		15,566

NEW HAMPSHIRE 0.8%

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2011
0.080% due 07/01/2033	7,400	7,400

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020
5.000% due 08/01/2059	6,500	10,065

		17,465

NEW JERSEY 4.0%

Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,185

New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.500% due 09/01/2029	4,000	5,286

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2031	430	459

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2039	1,000	1,166
4.000% due 06/15/2040	1,000	1,164

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	10,500	12,627
5.250% due 09/01/2027	10,000	12,352

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,246

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2026	$6,250	$7,469

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2032 (c)	4,550	3,579

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2031	3,500	4,361
5.000% due 06/15/2044	1,500	1,833

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2037	2,250	2,637
4.000% due 06/15/2038	2,000	2,336

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018
5.000% due 12/15/2028	2,155	2,715

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019
5.000% due 12/15/2028	1,100	1,386

New Jersey Turnpike Authority Revenue Bonds, Series 2019
5.000% due 01/01/2048	8,000	9,761

New Jersey Turnpike Authority Revenue Notes, Series 2020
5.000% due 01/01/2028	3,000	3,574

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	4,369
5.000% due 06/01/2046	7,500	8,794
5.250% due 06/01/2046	2,500	3,018

		93,317

NEW MEXICO 0.4%

New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019
5.000% due 11/01/2039	6,250	7,186

University of New Mexico Revenue Notes, Series 2016
5.000% due 06/01/2026	1,000	1,195

		8,381

NEW YORK 13.2%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	2,500	3,201

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,750	4,375

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (e)	1,750	1,864

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	330	331

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
0.364% (SOFRRATE) due 11/01/2035 ~	5,000	4,982

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
0.608% (0.67*US0001M + 0.550%) due 11/01/2041 ~	2,500	2,507

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
0.878% (0.67* US0001M + 0.820%) due 11/01/2026 ~	4,140	4,146

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,000	1,176

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020
4.000% due 11/15/2049	6,250	6,943

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Notes, Series 2016
5.000% due 11/15/2026	$5,000	$5,965

Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
5.000% due 02/01/2023	10,060	10,675

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2038	1,300	1,521

Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020
5.000% due 12/01/2026	1,000	1,204

New York City Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	8,000	8,674

New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (e)	2,000	2,118

New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
6.246% due 03/01/2026	2,000	2,092

New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020
4.000% due 03/01/2045	1,500	1,724

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	7,441

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	2,000	2,392

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2037	4,500	5,559

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
0.080% due 11/01/2044	8,180	8,180
4.000% due 11/01/2037	3,000	3,554
5.000% due 05/01/2037	4,840	6,101

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 11/01/2042	10,000	11,627

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,000	1,196
4.000% due 11/01/2037	1,500	1,783
5.000% due 11/01/2031	1,000	1,324

New York City Trust for Cultural Resources Revenue Bonds, Series 2020
4.000% due 12/01/2033	2,500	3,007

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
0.080% due 06/15/2050	9,550	9,550

New York City, New York General Obligation Bonds, Series 2017
0.080% due 10/01/2046	13,810	13,810

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2037	2,500	3,106

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2021
4.000% due 07/15/2034	4,000	4,835
4.000% due 07/15/2035	2,500	3,010
4.000% due 07/15/2036	2,500	2,994

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	5,000	5,032

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,150	5,644
5.375% due 11/15/2040	2,000	2,230

New York Liberty Development Corp., Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,044

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2029	3,695	4,630

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2020
3.027% due 02/15/2033	$2,000	$2,158
4.000% due 03/15/2036	3,685	4,393
4.000% due 02/15/2038	2,000	2,345
4.000% due 02/15/2040	6,750	7,878

New York State Dormitory Authority Revenue Bonds, Series 2021
5.000% due 03/15/2035	10,000	12,982

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	5,000	5,768

New York State Environmental Facilities Corp. Revenue Notes, Series 2021
5.000% due 06/15/2029	12,000	15,606

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	8,250	9,469
5.000% due 03/15/2038	2,375	3,010

New York State Urban Development Corp. Revenue Bonds, Series 2020
5.000% due 03/15/2043	21,500	27,089

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	2,000	2,406

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	2,635	3,355
5.000% due 12/01/2034	450	568
5.000% due 12/01/2035	400	501

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	10,000	11,701
5.000% due 12/01/2030	400	509

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,655	1,659

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2033	3,150	4,007

Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007
5.693% due 01/01/2028	5,000	4,997

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,105

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	1,750	1,923

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,853

		304,829

NORTH CAROLINA 0.3%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021
5.000% due 01/15/2049	4,000	5,377

North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,580

		7,957

OHIO 2.6%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2037	3,000	3,488
4.000% due 06/01/2048	16,000	17,805
5.000% due 06/01/2034	2,000	2,528
5.000% due 06/01/2036	2,000	2,515
5.000% due 06/01/2055	4,980	5,641

Ohio Air Quality Development Authority Revenue Bonds, Series 2005
2.100% due 04/01/2028	4,085	4,236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
1.500% due 02/01/2026	$2,200	$2,199

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	4,715	4,946

Ohio Air Quality Development Authority Revenue Notes, Series 2019
3.250% due 09/01/2029	2,760	2,966

Ohio State Revenue Bonds, Series 2020
4.000% due 11/15/2038	1,280	1,451

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	2,927
5.250% due 02/15/2029	2,900	3,093

Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018
4.000% due 02/15/2032 (e)	5,000	5,796

		59,591

OKLAHOMA 0.2%

Oklahoma Development Finance Authority Revenue Bonds, Series 2019
4.000% due 08/01/2035	1,790	2,014

Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	875
5.000% due 08/01/2029	755	938

Oklahoma Development Finance Authority Revenue Notes, Series 2020
1.625% due 07/06/2023	1,250	1,260

		5,087

OREGON 1.0%

Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020
5.000% due 06/15/2045 (d)	4,000	4,848

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2036	1,500	1,907
5.000% due 08/15/2037	1,600	2,031
5.000% due 08/15/2038	2,000	2,533

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2030	600	776

Portland, Oregon Water System Revenue Bonds, Series 2019
5.000% due 05/01/2044	5,000	6,332

Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2039 (c)	3,000	1,920
5.000% due 06/15/2031	2,500	3,286

		23,633

PENNSYLVANIA 3.8%

Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2033	1,495	1,582

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	500	591

Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,999

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,454
5.000% due 06/01/2032	2,000	2,447

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (e)	3,000	3,517

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	61

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
5.000% due 04/01/2035	$6,000	$7,620

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
1.150% (MUNIPSA) due 08/15/2038 ~(f)	3,250	3,339

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019
2.450% due 12/01/2039	2,250	2,420

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	8,000	8,596

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
0.450% (MUNIPSA) due 06/01/2041 ~	6,000	6,022
5.000% due 10/15/2032	1,150	1,526
5.000% due 10/15/2033	1,150	1,521
5.000% due 10/15/2034	1,400	1,844

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
4.000% due 01/01/2027	1,525	1,732
4.000% due 01/01/2030	800	930
4.000% due 01/01/2031	800	936

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 07/01/2026	1,500	1,702

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 09/01/2045	4,915	5,531

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,684
5.000% due 12/01/2048	3,750	4,598

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2038	2,740	3,277
4.000% due 12/01/2039	2,635	3,143
4.000% due 12/01/2040	3,870	4,605

Pennsylvania Turnpike Commission Revenue Notes, Series 2021
5.000% due 12/01/2029	700	907
5.000% due 12/01/2030	525	693

Philadelphia, Pennsylvania Airport Revenue Bonds, (AGM Insured), Series 2021
4.000% due 07/01/2040	800	934
4.000% due 07/01/2041	1,000	1,165
4.000% due 07/01/2046	4,000	4,587

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 07/01/2037	700	820

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2028	1,400	1,742
5.000% due 07/01/2030	700	901

		88,365

PUERTO RICO 4.9%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.250% due 07/01/2032 ^(b)	2,250	2,188

Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.750% due 07/01/2028 ^(b)	5,000	4,619

Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(b)	5,850	5,060

CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021
1.000% due 01/01/2045 ^(b)	13,000	12,187

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040 ^	9,750	9,177

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.617% (0.67*US0003M + 0.520%) due 07/01/2029 ~	$7,985	$7,931

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.000% due 07/01/2046 ^(b)	10,000	5,650

Puerto Rico Infrastructure Financing Authority Revenue Bonds, Series 2006
5.000% due 07/01/2022 ^(b)	985	457
5.000% due 07/01/2046 ^(b)	6,545	3,035

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
5.750% due 07/01/2022 ^(b)	1,655	1,760
6.000% due 07/01/2041	10,000	10,700

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	23,016	7,599
0.000% due 07/01/2051 (c)	25,000	5,974
4.750% due 07/01/2053	15,161	17,002
5.000% due 07/01/2058	6,000	6,821

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	11,436	12,849

		113,009

SOUTH CAROLINA 0.4%

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044	3,250	3,765
5.000% due 12/01/2046	3,000	3,756

South Carolina Public Service Authority Revenue Bonds, Series 2014
5.000% due 12/01/2046	400	451

South Carolina Public Service Authority Revenue Bonds, Series 2015
5.000% due 12/01/2050	1,000	1,136

South Carolina State Housing Finance & Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2014
3.800% due 07/01/2034	1,370	1,393

		10,501

TENNESSEE 1.1%

Knoxville, Tennessee Wastewater System Revenue Notes, Series 2021
5.000% due 04/01/2031	3,815	5,127

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017
4.750% due 07/01/2027	320	311

Metropolitan Government of Nashville & Davidson County, Tennessee Electric Revenue Notes, Series 2021
5.000% due 05/15/2030	615	811

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	2,000	2,115

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	2,000	2,255

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,242
5.000% due 02/01/2024	1,400	1,544

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017
4.000% due 05/01/2048	1,000	1,050

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	7,000	9,136

		26,591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 7.1%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
0.450% due 12/01/2045	$5,000	$5,000
7.500% due 12/01/2045	1,000	988

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017
5.000% due 11/15/2037	2,000	2,446

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,000	2,062

Carrollton-Farmers Branch Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021
5.000% due 02/15/2025	1,220	1,409
5.000% due 02/15/2026	1,445	1,724

Central Texas Regional Mobility Authority Revenue Bonds, Series 2020
3.593% due 01/01/2042	3,000	2,993

Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	928
4.000% due 01/01/2041	800	925

Central Texas Turnpike System Revenue Bonds, Series 2015
5.000% due 08/15/2042	1,000	1,119

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2043	2,500	2,867

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,874

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020
4.000% due 10/01/2049	2,580	2,954

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020
0.090% due 12/01/2059	16,400	16,400

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
5.000% due 10/01/2051	4,500	6,044

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	2,264
5.000% due 07/01/2034	1,000	1,243
5.000% due 07/01/2035	1,460	1,811
5.000% due 07/01/2036	1,000	1,237

Katy Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021
0.000% due 02/15/2023 (c)	4,745	4,727
0.000% due 02/15/2024 (c)	4,735	4,696

Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	1,250	1,494

Lower Colorado River Authority, Texas Revenue Bonds, Series 2020
5.000% due 05/15/2045	1,750	2,145

Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2008
4.000% due 06/01/2030	2,500	2,601

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	200	227
4.000% due 08/15/2035 (e)	700	793
4.000% due 08/15/2036 (e)	500	565
4.000% due 08/15/2037 (e)	800	902
4.000% due 08/15/2040 (e)	2,800	3,142
5.000% due 01/01/2047	2,000	2,148

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2039	4,230	4,955

North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2048	8,750	10,365

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	$4,000	$4,760

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
1.600% due 08/01/2049	1,970	2,032

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	104

San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021
0.894% due 08/01/2050	10,000	9,997

San Antonio Water System, Texas Revenue Notes, Series 2021
5.000% due 05/15/2029	1,250	1,614

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017
5.000% due 02/01/2047	5,000	5,963

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,171
5.250% due 12/15/2022	3,825	4,050

Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006
1.528% (US0003M) due 12/15/2026 ~	4,000	4,001

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 12/31/2033	2,000	2,521

Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2031	3,000	3,663

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	4,500	5,192

Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 10/15/2043	9,000	11,062
5.000% due 04/15/2049	5,000	6,185

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	300	303

Waco Educational Finance Corp., Texas Revenue Notes, Series 2021
4.000% due 03/01/2026	525	601
5.000% due 03/01/2027	970	1,184

		163,451

UTAH 0.7%

Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,570

Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,750	2,104

Salt Lake City, Utah Airport Revenue Notes, Series 2021
5.000% due 07/01/2029	4,500	5,716

Utah County, Utah Revenue Bonds, Series 2016
4.000% due 05/15/2047	5,000	5,399

		16,789

VIRGINIA 1.4%

Fairfax County, Virginia Economic Development Authority Revenue Bonds, Series 2003
0.050% due 12/01/2033	9,885	9,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Richmond, Virginia Public Utility Revenue Bonds, Series 2013
5.000% due 01/15/2029	$2,000	$2,124

Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2056	9,220	10,914

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.000% due 07/01/2034	10,000	10,660

		33,583

WASHINGTON 1.4%

Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (e)	4,000	4,582

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,159

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.100% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,018
5.000% due 01/01/2047	2,000	2,337

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	4,900	5,558
5.000% due 08/01/2049	4,000	4,560

Washington Higher Education Facilities Authority Revenue Bonds, Series 2020
4.000% due 05/01/2045	1,000	1,139

Washington State General Obligation Bonds, Series 2016
5.000% due 08/01/2030	1,670	2,011

Washington State Housing Finance Commission Revenue Bonds, Series 2021
3.500% due 12/20/2035	3,981	4,599

		32,963

WEST VIRGINIA 0.1%

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	2,000	2,238

West Virginia Parkways Authority Revenue Notes, Series 2021
5.000% due 06/01/2029	1,000	1,287

		3,525

WISCONSIN 2.0%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	11,000	12,271

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,500	2,750

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.500% due 06/01/2056	2,500	2,494
5.000% due 01/01/2056	1,150	1,295

Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	1,500	1,618

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (c)	$2,755	$2,082
0.000% due 12/15/2045 (c)	10,355	4,615
0.000% due 12/15/2055 (c)	10,000	2,933

Wisconsin Environmental Improvement Fund State Revenue Bonds, Series 2020
5.000% due 06/01/2033	1,535	1,978

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 11/15/2035	5,500	6,531

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,500	3,947

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 10/15/2035	2,375	2,852

		45,366

Total Municipal Bonds & Notes (Cost $2,018,190)		2,135,486

SHORT-TERM INSTRUMENTS 0.2%

MUNICIPAL BONDS & NOTES 0.2%

Los Angeles County Schools, California Certificates of Participation Notes, Series 2021
2.000% due 12/30/2021	4,250	4,270

Total Municipal Bonds & Notes (Cost $4,270)		4,270

Total Short-Term Instruments (Cost $4,270)		4,270

Total Investments in Securities (Cost $2,030,113)		2,147,318

	SHARES
INVESTMENTS IN AFFILIATES 8.7%

SHORT-TERM INSTRUMENTS 8.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%

PIMCO Short-Term Floating NAV Portfolio III	20,524,368	202,411

Total Short-Term Instruments (Cost $202,037)		202,411

Total Investments in Affiliates (Cost $202,037)		202,411

Total Investments 101.4% (Cost $2,232,150)		$2,349,729

Financial Derivative Instruments (g) (0.0)% (Cost or Premiums, net $0)		(24)

Other Assets and Liabilities, net (1.4)%		(33,183)

Net Assets 100.0%		$2,316,522

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	63

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	05/20/2021 - 06/09/2021	$11,502	$11,425	0.49%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	1.150	08/15/2038	09/14/2021	3,342	3,339	0.14
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000	11/15/2022	09/20/2002	300	303	0.01

				$15,144	$15,067	0.64%

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2021	64	$	(8,423)	$131	$0	$(9)
U.S. Treasury 30-Year Bond December Futures	12/2021	122		(19,425)	520	0	(15)

Total Futures Contracts					$651	$0	$(24)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2021:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(24)	$0	$(24)

Cash of $1,891 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$24	$24

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2021:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(334)	$(334)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$651	$651

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$7,562	$0	$7,562
Municipal Bonds & Notes
Alabama	0	37,733	0	37,733
Alaska	0	11,268	0	11,268
Arizona	0	52,581	0	52,581
California	0	175,110	0	175,110
Colorado	0	63,809	0	63,809
Connecticut	0	51,510	0	51,510
District of Columbia	0	27,132	0	27,132
Florida	0	60,727	0	60,727
Georgia	0	110,213	0	110,213
Idaho	0	2,576	0	2,576
Illinois	0	290,561	0	290,561
Indiana	0	15,216	0	15,216
Iowa	0	16,607	0	16,607
Kentucky	0	23,404	0	23,404
Louisiana	0	11,329	0	11,329
Maine	0	5,409	0	5,409
Maryland	0	17,745	0	17,745
Massachusetts	0	27,785	0	27,785
Michigan	0	31,739	0	31,739
Minnesota	0	7,476	0	7,476
Missouri	0	15,181	0	15,181
Nebraska	0	10,406	0	10,406
Nevada	0	15,566	0	15,566
New Hampshire	0	17,465	0	17,465
New Jersey	0	93,317	0	93,317
New Mexico	0	8,381	0	8,381
New York	0	304,829	0	304,829
North Carolina	0	7,957	0	7,957
Ohio	0	59,591	0	59,591

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Oklahoma	$0	$5,087	$0	$5,087
Oregon	0	23,633	0	23,633
Pennsylvania	0	88,365	0	88,365
Puerto Rico	0	113,009	0	113,009
South Carolina	0	10,501	0	10,501
Tennessee	0	26,591	0	26,591
Texas	0	163,451	0	163,451
Utah	0	16,789	0	16,789
Virginia	0	33,583	0	33,583
Washington	0	32,963	0	32,963
West Virginia	0	3,525	0	3,525
Wisconsin	0	45,366	0	45,366
Short-Term Instruments
Municipal Bonds & Notes	0	4,270	0	4,270

	$0	$2,147,318	$0	$2,147,318

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$202,411	$0	$0	$202,411

Total Investments	$202,411	$2,147,318	$0	$2,349,729

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(24)	$0	$(24)

Total Financial Derivative Instruments	$0	$(24)	$0	$(24)

Totals	$202,411	$2,147,294	$0	$2,349,705

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	65

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

MUNICIPAL BONDS & NOTES 90.3%

ALABAMA 1.7%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$250	$305

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
7.900% due 10/01/2050 (c)	1,000	1,028

Lower Alabama Gas District Revenue Bonds, Series 2020
4.000% due 12/01/2050	1,500	1,690

Montgomery, Alabama General Obligation Notes, Series 2021
5.000% due 12/01/2030	100	133

		3,156

ALASKA 0.6%

Alaska Housing Finance Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2032	850	1,064

ARIZONA 1.3%

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	365
5.000% due 07/01/2030	350	423

Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018
5.000% due 07/01/2029	500	628

Tempe, Arizona Certificates of Participation Bonds, Series 2021
2.171% due 07/01/2033	1,000	975

		2,391

CALIFORNIA 3.7%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
0.500% (MUNIPSA) due 04/01/2056 ~	1,000	1,011

California Health Facilities Financing Authority Revenue Bonds, Series 2020
5.000% due 04/01/2034	750	964

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2034	750	929

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,625	1,614

California State University Revenue Notes, Series 2021
1.794% due 11/01/2030	1,500	1,475

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	1,075	1,121

		7,114

COLORADO 1.2%

Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	578

Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,189

Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016
3.750% due 12/01/2026	549	568

		2,335

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 5.9%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	$1,000	$1,227

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2032	2,000	2,599

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	1,000	1,241

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	1,000	1,264

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 07/01/2057	2,480	2,638

Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2030	1,000	1,251

Metropolitan District, Connecticut General Obligation Notes, Series 2019
5.000% due 07/15/2029	750	969

		11,189

DISTRICT OF COLUMBIA 0.3%

District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	523

FLORIDA 4.1%

Escambia County, Florida Revenue Bonds, Series 2003
2.600% due 06/01/2023	1,000	1,036

Escambia County, Florida Revenue Bonds, Series 2019
2.000% due 11/01/2033	775	808

Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	584

Florida Municipal Power Agency Revenue Bonds, Series 2019
5.000% due 10/01/2031	1,000	1,333

Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2029	590	761

Lee Memorial Health System, Florida Revenue Bonds, Series 2019
5.000% due 04/01/2033	1,000	1,163

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	1,000	1,001

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2027 (b)	350	319

State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.258% due 07/01/2025	750	758

		7,763

GEORGIA 6.0%

Atlanta Department of Airport Passenger Facility Charge, Georgia Revenue Bonds, Series 2019
4.000% due 07/01/2040	2,000	2,288

Burke County, Georgia Development Authority Revenue Bonds, Series 2008
2.925% due 11/01/2048	1,250	1,324

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	1,000	1,085

Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013
1.500% due 01/01/2039	400	411

Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016
5.000% due 10/01/2031	880	979

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018
0.888% (0.67*US0001M + 0.830%) due 08/01/2048 ~	$550	$555

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	750	856

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2034	500	613

Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2026	385	455
5.000% due 01/01/2031	525	673
5.000% due 01/01/2032	100	128

Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2028	400	495

Municipal Electric Authority of Georgia Revenue Notes, Series 2020
5.000% due 01/01/2026	1,000	1,180

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2026	200	234
5.000% due 01/01/2027	200	240

		11,516

GUAM 0.5%

Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	945

ILLINOIS 8.8%

Chicago Board of Education, Illinois General Obligation Notes, Series 2018
5.000% due 12/01/2026	1,000	1,196

Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2028	500	627

Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2030	250	270

Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,000	1,131

Chicago, Illinois General Obligation Notes, Series 2019
5.000% due 01/01/2028	1,000	1,222

Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	1,000	1,031

Illinois Finance Authority Revenue Bonds, Series 2008
4.000% due 11/01/2030	500	562

Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	1,000	1,062

Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,009
5.000% due 08/01/2023	1,990	2,155

Illinois State General Obligation Notes, Series 2021
5.000% due 03/01/2028	500	613

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	575	616

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	1,000	1,269

Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2027	500	609

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (a)(b)	1,000	698

Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003
5.750% due 06/01/2033	600	797

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2028	$1,500	$1,857

		16,724

INDIANA 1.2%

Indiana Finance Authority Revenue Bonds, Series 2018
5.000% due 02/01/2031	750	942

Indiana Municipal Power Agency Revenue Bonds, Series 2019
5.000% due 01/01/2035	120	150

Indiana Municipal Power Agency Revenue Notes, Series 2019
5.000% due 01/01/2030	500	636

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	545

		2,273

KANSAS 1.0%

Kansas Development Finance Authority Revenue Bonds, Series 2021
5.000% due 11/15/2054	1,500	1,998

KENTUCKY 1.2%

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	1,000	1,081

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	1,000	1,144

		2,225

LOUISIANA 1.2%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
5.000% due 02/01/2031	750	997

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	310	320
2.125% due 06/01/2037	860	889

		2,206

MAINE 0.2%

Portland, Maine General Airport Revenue Bonds, Series 2019
5.000% due 01/01/2031	370	467

MARYLAND 1.5%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2035	450	528

Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 06/01/2029	250	313

Maryland State Transportation Authority Revenue Notes, Series 2021
5.000% due 07/01/2030	1,500	1,987

		2,828

MASSACHUSETTS 2.3%

Massachusetts Development Finance Agency Revenue Bonds, Series 2017
0.550% (MUNIPSA + 0.500%) due 07/01/2038 ~	750	751

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	623

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts School Building Authority Revenue Bonds, Series 2015
5.000% due 01/15/2029	$840	$967

Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2024	1,000	1,074

University of Massachusetts Building Authority Revenue Notes, Series 2021
5.000% due 11/01/2029	800	1,047

		4,462

MICHIGAN 2.4%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	1,505	1,844

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
0.697% (US0003M) due 07/01/2032 ~	1,000	1,001

Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	579

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	1,000	1,246

		4,670

MISSISSIPPI 0.4%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	750	784

MISSOURI 1.4%

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021
4.000% due 07/01/2028	1,225	1,473

Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2020
5.000% due 03/01/2030	1,000	1,281

		2,754

NEBRASKA 0.8%

Nebraska Public Power District Revenue Bonds, Series 2020
0.600% due 01/01/2051	1,600	1,605

NEW JERSEY 4.1%

New Jersey Economic Development Authority Revenue Notes, Series 2013
5.000% due 01/01/2024	570	627

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	2,250	2,706

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2036	1,000	1,177

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	516

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	906

Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	269

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016
5.000% due 01/01/2035	290	333

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2028	$1,000	$1,256

		7,790

NEW MEXICO 1.1%

New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	868

New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019
5.000% due 11/01/2039	1,000	1,150

		2,018

NEW YORK 9.3%

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
0.878% (0.67* US0001M + 0.820%) due 11/01/2026 ~	520	521

Metropolitan Transportation Authority, New York Revenue Notes, Series 2016
5.000% due 11/15/2026	1,600	1,909

Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
5.000% due 09/01/2022	1,000	1,042

New York City Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	1,000	1,084

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
5.000% due 11/01/2031	1,500	1,986

New York City Water & Sewer System, New York Revenue Notes, Series 2021
5.000% due 06/15/2029	1,100	1,430

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,000	1,255

New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,057

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,150

New York State Dormitory Authority Revenue Notes, Series 2021
5.000% due 03/15/2030	2,570	3,381

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	1,154

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	892
5.000% due 06/01/2027	750	916

		17,777

NORTH CAROLINA 1.6%

North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,252

North Carolina State Revenue Bonds, Series 2019
5.000% due 05/01/2030	500	644

University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,116

		3,012

OHIO 4.5%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2020
5.000% due 12/01/2035	850	1,092

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019
5.000% due 02/15/2031	320	401

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	67

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	$200	$203

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,000	1,113
5.000% due 06/01/2033	600	762

Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020
5.000% due 01/01/2033	700	901

Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,106

Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016
5.000% due 12/01/2026	750	909

Northeast Ohio Medical University Revenue Notes, Series 2021
5.000% due 12/01/2027	200	242

Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,102

Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	798

		8,629

OREGON 0.7%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2032	600	774

Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	594

		1,368

PENNSYLVANIA 6.2%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,227

Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2025	500	579

Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	1,000	1,224

Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019
5.000% due 07/01/2026	500	601

Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,106

Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	525	554

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
5.000% due 04/01/2043	1,500	1,801

Lehigh County, Pennsylvania Revenue Notes, Series 2019
5.000% due 07/01/2029	500	645

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
1.100% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	754

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2035	125	153

Pennsylvania Turnpike Commission Revenue Notes, Series 2018
0.650% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,007

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	$250	$291

Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	786

University of Pittsburgh-of the Commonwealth System of Higher Education, Pennsylvania Revenue Notes, Series 2021
4.000% due 04/15/2026	1,000	1,145

		11,873

PUERTO RICO 2.1%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.617% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	343

Puerto Rico Housing Finance Authority Revenue Notes, Series 2020
5.000% due 12/01/2027	1,250	1,534

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	1,682	1,342

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	700	778

		3,997

SOUTH DAKOTA 0.3%

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	625

TENNESSEE 1.2%

Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018
5.000% due 07/01/2025	1,000	1,080

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,188

		2,268

TEXAS 7.4%

Central Texas Regional Mobility Authority Revenue Notes, Series 2021
5.000% due 01/01/2027	1,000	1,168

Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,085

Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019
5.000% due 02/15/2030	340	435

Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	343

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	526

Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	723

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019
5.000% due 12/01/2028	390	496

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,000	1,252

Houston, Texas Combined Utility System Revenue Notes, Series 2017
5.000% due 11/15/2026	645	786

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lower Colorado River Authority, Texas Revenue Bonds, Series 2019
5.000% due 05/15/2031	$1,000	$1,269

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	607

North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2026	550	607

Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021
5.000% due 12/15/2026	500	603

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,140	1,326

Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006
1.528% (US0003M) due 12/15/2026 ~	750	750

Texas State University System Revenue Bonds, Series 2017
5.000% due 03/15/2030	330	399

Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	1,000	1,275

Texas Water Development Board Revenue Notes, Series 2018
5.000% due 10/15/2028	375	472

		14,122

UTAH 0.3%

Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	623

WASHINGTON 2.1%

Energy Northwest, Washington Revenue Bonds, Series 2020
5.000% due 07/01/2032	1,000	1,315

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.100% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,006

Washington State Housing Finance Commission Revenue Bonds, Series 2021
3.500% due 12/20/2035	1,493	1,724

		4,045

WEST VIRGINIA 0.6%

Mason County, West Virginia Revenue Bonds, Series 2003
2.750% due 10/01/2022	500	512

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.000% due 06/01/2035	529	543

		1,055

WISCONSIN 1.1%

Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020
0.000% due 12/15/2028 (b)	1,075	969

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2028	900	1,131

		2,100

Total Municipal Bonds & Notes (Cost $163,340)		172,294

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (d) 0.3%
		$541

Total Short-Term Instruments (Cost $541)		541

Total Investments in Securities (Cost $163,881)		172,835

INVESTMENTS IN AFFILIATES 8.9%

SHORT-TERM INSTRUMENTS 8.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%

PIMCO Short-Term Floating NAV Portfolio III	1,728,605	17,048

Total Short-Term Instruments (Cost $17,022)		17,048

Total Investments in Affiliates (Cost $17,022)		17,048

Total Investments 99.5% (Cost $180,903)		$189,883

Other Assets and Liabilities, net 0.5%		918

Net Assets 100.0%		$190,801

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$541	U.S. Treasury Notes 0.125% due 12/31/2022	$(552)	$541	$541

Total Repurchase Agreements						$(552)	$541	$541

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$541	$0	$0	$541	$(552)	$(11)

Total Borrowings and Other Financing Transactions	$541	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	69

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)	September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$3,156	$0	$3,156
Alaska	0	1,064	0	1,064
Arizona	0	2,391	0	2,391
California	0	7,114	0	7,114
Colorado	0	2,335	0	2,335
Connecticut	0	11,189	0	11,189
District of Columbia	0	523	0	523
Florida	0	7,763	0	7,763
Georgia	0	11,516	0	11,516
Guam	0	945	0	945
Illinois	0	16,724	0	16,724
Indiana	0	2,273	0	2,273
Kansas	0	1,998	0	1,998
Kentucky	0	2,225	0	2,225
Louisiana	0	2,206	0	2,206
Maine	0	467	0	467
Maryland	0	2,828	0	2,828
Massachusetts	0	4,462	0	4,462
Michigan	0	4,670	0	4,670
Mississippi	0	784	0	784
Missouri	0	2,754	0	2,754
Nebraska	0	1,605	0	1,605
New Jersey	0	7,790	0	7,790

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
New Mexico	$0	$2,018	$0	$2,018
New York	0	17,777	0	17,777
North Carolina	0	3,012	0	3,012
Ohio	0	8,629	0	8,629
Oregon	0	1,368	0	1,368
Pennsylvania	0	11,873	0	11,873
Puerto Rico	0	3,997	0	3,997
South Dakota	0	625	0	625
Tennessee	0	2,268	0	2,268
Texas	0	14,122	0	14,122
Utah	0	623	0	623
Washington	0	4,045	0	4,045
West Virginia	0	1,055	0	1,055
Wisconsin	0	2,100	0	2,100
Short-Term Instruments
Repurchase Agreements	0	541	0	541

	$0	$172,835	$0	$172,835

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,048	$0	$0	$17,048

Total Investments	$17,048	$172,835	$0	$189,883

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Bond Fund	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.8%

MUNICIPAL BONDS & NOTES 93.4%

ALABAMA 0.6%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$3,500	$4,274

ARIZONA 0.3%

Arizona Industrial Development Authority Revenue Notes, Series 2020
6.500% due 07/01/2026	1,600	1,800

CALIFORNIA 0.6%

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.200% due 01/01/2050	4,380	4,380

FLORIDA 0.4%

Florida Municipal Power Agency Revenue Notes, Series 2021
1.425% due 10/01/2026	2,000	2,018

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2038 (b)	1,000	594

		2,612

GEORGIA 0.3%

Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020
4.000% due 09/01/2039	2,000	2,389

ILLINOIS 3.4%

Chicago, Illinois General Obligation Bonds, Series 2014
5.250% due 01/01/2029	1,000	1,089

Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,240	1,510
6.000% due 01/01/2038	1,000	1,227

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,730	2,956

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	2,325

Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2023	4,735	5,093

Illinois State General Obligation Notes, Series 2018
5.000% due 10/01/2023	2,000	2,180

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2028	6,000	7,427

		23,807

KENTUCKY 0.4%

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 01/01/2049	2,500	2,754

LOUISIANA 0.3%

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.100% due 12/01/2040	1,800	2,346

MICHIGAN 0.4%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
0.697% (US0003M) due 07/01/2032 ~	2,500	2,503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 1.2%

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	$5,500	$6,614

New Jersey State General Obligation Notes, Series 2020
4.000% due 06/01/2030	1,250	1,525

		8,139

NEW YORK 79.7%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	4,816
5.000% due 11/01/2040	1,000	1,281

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	2,200	2,449

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,176
5.000% due 04/01/2031	1,875	2,410
5.000% due 04/01/2033	1,100	1,404

Broome County, New York Local Development Corp. Revenue Notes, (AGM Insured), Series 2020
5.000% due 04/01/2030	1,000	1,293

Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	650
5.000% due 08/01/2040	500	584

Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,703

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	477
5.000% due 08/01/2036	500	595
5.000% due 11/01/2047 (c)	4,000	5,936

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	2,000	2,260

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	496
5.000% due 07/01/2044	1,000	1,126

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	7,000	8,167

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,460
5.000% due 07/01/2035	1,100	1,338

Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	353
5.000% due 09/15/2027	275	322
5.000% due 09/15/2028	275	322

Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,202

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,615	1,622

Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	609
5.000% due 09/01/2042	2,000	2,413

Long Island Power Authority, New York Revenue Bonds, Series 2020
5.000% due 09/01/2032	1,400	1,839
5.000% due 09/01/2033	1,100	1,439

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
0.834% (SOFRRATE) due 11/01/2032 ~	1,500	1,518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
0.608% (0.67*US0001M + 0.550%) due 11/01/2041 ~	$2,000	$2,005
5.000% due 11/15/2036	3,000	3,017

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
0.080% due 11/01/2032	3,000	3,000

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
0.878% (0.67* US0001M + 0.820%) due 11/01/2026 ~	2,185	2,188
5.000% due 11/15/2032	2,500	2,706

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,000	2,317
5.250% due 11/15/2056	3,900	4,588

Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
5.000% due 09/01/2022	2,000	2,085

Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
4.000% due 02/01/2022	4,500	4,554
5.000% due 02/01/2023	7,475	7,932

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,626

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130	2,333
5.000% due 12/01/2046	1,000	1,141

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,515
4.000% due 12/01/2046	2,570	2,911
4.000% due 07/01/2050	475	548

Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2031	1,500	1,826

Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2018
5.000% due 05/01/2028	1,000	1,255

Nassau County, New York General Obligation Bonds, Series 2016
5.000% due 04/01/2037	1,000	1,175
5.000% due 04/01/2038	2,500	2,932

Nassau County, New York General Obligation Notes, Series 2017
5.000% due 10/01/2027	2,500	3,088

New York City Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	6,000	6,505

New York City Housing Development Corp. Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,055

New York City Housing Development Corp. Revenue Bonds, Series 2019
1.750% due 05/01/2059	2,000	2,006

New York City Housing Development Corp. Revenue Bonds, Series 2020
1.125% due 05/01/2060	2,500	2,510

New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (c)	1,000	1,059

New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020
4.000% due 03/01/2032	1,750	2,086

New York City Industrial Development Agency, New York Revenue Bonds, Series 2020
4.000% due 03/01/2045	3,800	4,285

New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020
4.000% due 03/01/2031	4,000	4,791

New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2030	2,005	2,595

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	71

Schedule of Investments	PIMCO New York Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	$2,000	$2,184

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
0.080% due 11/01/2042	7,600	7,600

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	2,500	2,953

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,196

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,545	2,893
5.000% due 11/01/2033	5,180	6,283

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
0.090% due 08/01/2042	5,000	5,000
5.000% due 05/01/2037	2,500	3,088
5.000% due 05/01/2038	2,500	3,081

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
0.080% due 11/01/2044	1,480	1,480
4.000% due 11/01/2037	2,000	2,369
4.000% due 11/01/2038	5,000	5,922
5.000% due 11/01/2035	3,500	4,442

New York City Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2030	300	385
5.000% due 12/01/2031	250	320
5.000% due 12/01/2032	300	384
5.000% due 12/01/2033	300	383
5.000% due 12/01/2034	575	731
5.000% due 12/01/2035	350	444
5.000% due 12/01/2036	400	506
5.000% due 12/01/2037	275	346
5.000% due 12/01/2038	300	377
5.000% due 12/01/2039	250	313

New York City Trust for Cultural Resources Revenue Bonds, Series 2020
5.000% due 12/01/2031	2,000	2,615
5.000% due 12/01/2032	2,250	2,925

New York City Water & Sewer System, New York Revenue Bonds, Series 2006
0.080% due 06/15/2038	1,690	1,690

New York City Water & Sewer System, New York Revenue Bonds, Series 2009
0.060% due 06/15/2041	1,000	1,000

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
0.090% due 06/15/2050	1,300	1,300

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
0.080% due 06/15/2050	5,000	5,000

New York City Water & Sewer System, New York Revenue Bonds, Series 2016
4.000% due 06/15/2046	2,425	2,707

New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,700	3,305

New York City Water & Sewer System, New York Revenue Notes, Series 2020
5.000% due 06/15/2030	1,500	1,987

New York City, General Obligation Bonds, Series 2014
0.090% due 03/01/2040	11,025	11,025

New York City, General Obligation Bonds, Series 2015
0.080% due 06/01/2044	4,000	4,000

New York City, General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	1,143

New York City, General Obligation Bonds, Series 2017
0.080% due 10/01/2046	5,420	5,420

New York City, General Obligation Bonds, Series 2018
0.080% due 12/01/2047	1,285	1,285

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	$5,000	$5,733
5.000% due 07/15/2035	2,500	3,112

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016
5.000% due 02/01/2030	1,000	1,182

New York City, New York Water & Sewer System Revenue Bonds, Series 2015
5.000% due 06/15/2039	4,700	5,418

New York City, New York Water & Sewer System Revenue Bonds, Series 2019
4.000% due 06/15/2040	5,000	5,904

New York City, New York Water & Sewer System Revenue Bonds, Series 2021
4.000% due 06/15/2051	2,000	2,316
5.000% due 06/15/2048	5,000	6,311

New York City, New York Water & Sewer System Revenue Notes, Series 2021
5.000% due 06/15/2028	2,500	3,052

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	542
5.000% due 11/15/2029	1,000	1,169
5.000% due 11/15/2045	2,000	2,310

New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	952
0.000% due 06/01/2055 (b)	6,375	696

New York County, New York Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	10,500	1,088

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	6,375	8,978

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,045

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,000	6,575

New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	2,149
2.800% due 09/15/2069	2,000	2,034

New York Liberty Development Corp. Revenue Notes, Series 2021
1.900% due 11/15/2031	2,000	1,991

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	3,500	4,047
4.000% due 11/15/2060	2,600	2,993

New York State Dormitory Authority Revenue Bonds, Series 2003
0.050% due 07/01/2028	2,440	2,440
0.050% due 02/15/2031	1,735	1,735

New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,059
5.000% due 12/15/2026	4,000	4,230

New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,209

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,327
5.000% due 07/01/2050	1,285	1,492

New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,345
5.000% due 02/15/2038	1,600	1,921
5.000% due 07/01/2038	1,000	1,214
5.000% due 07/01/2043	1,530	1,854

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	5,093

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/01/2041	$2,000	$2,281
5.000% due 03/15/2041	3,500	4,288
5.000% due 07/01/2048	1,675	2,024
5.000% due 10/01/2048	1,500	2,271
5.250% due 03/15/2038	3,500	4,428

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2039	5,000	6,246
5.000% due 03/15/2040	5,000	6,239
5.000% due 03/15/2041	2,000	2,491
5.000% due 03/15/2042	6,000	7,456
5.000% due 05/01/2048	5,000	5,664
5.000% due 07/01/2049	3,000	3,685
5.000% due 07/01/2050	5,000	6,261

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2036	5,000	5,961
4.000% due 02/15/2040	3,635	4,243
4.000% due 07/01/2046	3,500	4,017
4.000% due 07/01/2053	9,000	10,334

New York State Dormitory Authority Revenue Notes, Series 2018
5.000% due 10/01/2028	2,000	2,569

New York State Dormitory Authority Revenue Notes, Series 2021
5.000% due 03/15/2029	3,000	3,869

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	4,000	4,615

New York State Environmental Facilities Corp. Revenue Bonds, Series 2018
5.000% due 06/15/2043	2,500	3,083

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
2.750% due 09/01/2050	3,350	3,515
4.000% due 06/15/2045	1,000	1,160

New York State Housing Finance Agency Revenue Bonds, Series 2019
1.875% due 05/01/2050	65	65

New York State Thruway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2051	3,000	3,449

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,149

New York State Urban Development Corp. Revenue Bonds, Series 2004
0.050% due 03/15/2033	2,000	2,000

New York State Urban Development Corp. Revenue Bonds, Series 2017
4.000% due 03/15/2046	1,560	1,761

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	3,000	3,801
5.000% due 03/15/2039	2,875	3,554
5.000% due 03/15/2041	1,000	1,258

New York State Urban Development Corp. Revenue Bonds, Series 2020
5.000% due 03/15/2043	2,500	3,150

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	500	602

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.250% due 08/01/2031	2,815	3,346
5.375% due 08/01/2036	1,500	1,890

New York Transportation Development Corp. Revenue Bonds, Series 2021
4.000% due 10/31/2046	3,500	3,979

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,535

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,000	2,340
5.000% due 12/01/2028	750	931

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 12/01/2029	$1,345	$1,702

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	940	942

Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,000	2,240

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	4,015	4,661
5.000% due 12/01/2045	5,000	6,299

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,909

Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,937
5.000% due 09/01/2048	4,000	4,871

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2039	2,500	3,149

Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	645
5.000% due 07/01/2038	300	368

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
4.625% due 11/01/2031	1,250	1,285

Suffolk County, New York General Obligation Notes, (AGM Insured), Series 2019
4.000% due 10/15/2029	5,125	6,026

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	4,500	860

Town of Hempstead, New York General Obligation Notes, Series 2021
5.000% due 06/15/2028	1,025	1,298

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018
5.000% due 11/15/2044	4,435	5,404

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2042	4,185	5,205
5.000% due 11/15/2043	5,985	7,430

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
2.000% due 05/15/2045	1,000	1,043
5.000% due 05/15/2050	3,500	4,186
5.000% due 05/15/2051	4,000	5,024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2033	$2,500	$3,206

Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2008
0.050% due 04/01/2029	3,350	3,350

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	4,000	4,395

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	3,000	3,663

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000	1,000

		555,100

PUERTO RICO 4.4%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.125% due 07/01/2037 ^(a)	1,795	1,620
5.500% due 07/01/2039 ^(a)	2,500	2,300

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
0.617% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,956

Puerto Rico Housing Finance Authority Revenue Notes, Series 2020
5.000% due 12/01/2026	4,000	4,808

Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	3,000	3,210

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	5,000	1,651
0.000% due 07/01/2051 (b)	19,500	4,660

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	1,111
4.784% due 07/01/2058	8,220	9,236

		30,552

TENNESSEE 1.4%

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	8,500	10,028

Total Municipal Bonds & Notes (Cost $613,354)		650,684

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.4%

REPURCHASE AGREEMENTS (d) 0.1%
		$429

MUNICIPAL BONDS & NOTES 1.3%

Hampton Bays Union Free School District, New York General Obligation Notes, Series 2021
1.250% due 06/23/2022	$1,300	1,310

Middletown, New York General Obligation Notes, Series 2021
1.000% due 08/25/2022	2,000	2,015

Onondaga Central School District, New York General Obligation Notes, Series 2021
1.250% due 07/29/2022	5,500	5,547

		8,872

Total Short-Term Instruments (Cost $9,305)		9,301

Total Investments in Securities (Cost $622,659)		659,985

	SHARES
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	3,563,046	35,139

Total Short-Term Instruments (Cost $35,053)		35,139

Total Investments in Affiliates (Cost $35,053)		35,139

Total Investments 99.8% (Cost $657,712)		$695,124

Other Assets and Liabilities, net 0.2%		1,323

Net Assets 100.0%		$696,447

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	73

Schedule of Investments	PIMCO New York Municipal Bond Fund	(Cont.)	September 30, 2021	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$429	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(438)	$429	$429

Total Repurchase Agreements						$(438)	$429	$429

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$429	$0	$0	$429	$(438)	$(9)

Total Borrowings and Other Financing Transactions	$429	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$4,274	$0	$4,274
Arizona	0	1,800	0	1,800
California	0	4,380	0	4,380
Florida	0	2,612	0	2,612
Georgia	0	2,389	0	2,389
Illinois	0	23,807	0	23,807
Kentucky	0	2,754	0	2,754
Louisiana	0	2,346	0	2,346
Michigan	0	2,503	0	2,503
New Jersey	0	8,139	0	8,139
New York	0	555,100	0	555,100
Puerto Rico	0	30,552	0	30,552
Tennessee	0	10,028	0	10,028

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Short-Term Instruments
Repurchase Agreements	$0	$429	$0	$429
Municipal Bonds & Notes	0	8,872	0	8,872

	$0	$659,985	$0	$659,985

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$35,139	$0	$0	$35,139

Total Investments	$35,139	$659,985	$0	$695,124

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	September 30, 2021	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.1%

MUNICIPAL BONDS & NOTES 81.9%

ALABAMA 1.0%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2017
4.000% due 08/01/2047	$2,225	$2,276

Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.000% due 06/01/2034	2,750	2,783

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
2.000% due 11/01/2033	500	521

		5,580

ARIZONA 1.0%

Arizona Industrial Development Authority Revenue Notes, Series 2021
1.500% due 07/01/2023	450	451

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005
2.400% due 12/01/2035	2,500	2,591

Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018
5.000% due 07/01/2024	800	902

Tempe, Arizona Certificates of Participation Notes, Series 2021
0.623% due 07/01/2024	1,650	1,646

		5,590

CALIFORNIA 6.4%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
0.500% (MUNIPSA) due 04/01/2056 ~	2,500	2,529

Buena Park, California Revenue Notes, Series 2021
0.325% due 07/01/2023	800	800

California County Tobacco Securitization Agency Revenue Notes, Series 2020
4.000% due 06/01/2023	400	423

California Earthquake Authority Revenue Notes, Series 2020
1.327% due 07/01/2022	4,800	4,836

California Health Facilities Financing Authority Revenue Bonds, Series 2021
3.000% due 08/15/2054	1,000	1,098

California Health Facilities Financing Authority Revenue Notes, Series 2020
5.000% due 06/01/2024	315	353
5.000% due 06/01/2025	440	511

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
0.400% (MUNIPSA) due 08/01/2047 ~	5,500	5,521

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.750% (MUNIPSA) due 12/01/2050 ~	2,000	2,033

California Public Finance Authority Revenue Bonds, Series 2017
0.040% due 08/01/2052	5,930	5,930

California State University Revenue Notes, Series 2021
0.563% due 11/01/2024	5,615	5,593

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021
0.988% due 06/01/2024 (a)	2,000	2,007

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.630% (US0003M + 0.550%) due 06/01/2034 ~	2,250	2,241

Southern California Public Power Authority Revenue Bonds, Series 2020
0.650% due 07/01/2040	1,500	1,497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2023	$625	$671

		36,043

COLORADO 0.4%

Colorado Health Facilities Authority Revenue Notes, Series 2020
2.800% due 12/01/2026	750	764

Regional Transportation District, Colorado Revenue Notes, Series 2020
3.000% due 01/15/2026	610	664
5.000% due 07/15/2026	550	653

		2,081

CONNECTICUT 4.3%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	637
5.000% due 08/15/2022	2,030	2,112

Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2024	1,000	1,121
5.000% due 05/01/2025	500	581

Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 10/01/2025	3,000	3,531

Connecticut Special Tax State Revenue Notes, Series 2021
4.000% due 05/01/2024	2,000	2,191

Connecticut State General Obligation Bonds, Series 2013
1.000% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,980	2,005

Connecticut State General Obligation Notes, Series 2020
5.000% due 01/15/2025	650	749

Connecticut State General Obligation Notes, Series 2021
5.000% due 07/15/2022	1,235	1,282

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999
2.000% due 07/01/2033	2,000	2,013

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014
1.100% due 07/01/2048	1,000	1,011

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 07/01/2057	4,790	5,095

Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2022	1,000	1,038
5.000% due 07/15/2023	500	542

		23,908

DELAWARE 1.0%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	1,250	1,268
1.250% due 10/01/2040	4,500	4,536

		5,804

DISTRICT OF COLUMBIA 0.2%

District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	1,070	1,096

FLORIDA 3.8%

Capital Projects Finance Authority, Florida Revenue Notes, Series 2020
5.000% due 10/01/2027	1,250	1,490

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Central Florida Expressway Authority Revenue Notes, Series 2018
5.000% due 07/01/2025	$710	$830

Florida Department of Transportation State Revenue Notes, Series 2021
5.000% due 07/01/2023	500	541

Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	500	586
5.000% due 10/01/2026	900	1,085

Florida Municipal Power Agency Revenue Notes, Series 2021
1.425% due 10/01/2026	2,500	2,523

Florida State General Obligation Notes, Series 2015
5.000% due 06/01/2022	750	774

Florida State General Obligation Notes, Series 2016
5.000% due 06/01/2022	730	753

JEA Electric System, Florida Revenue Notes, Series 2017
5.000% due 10/01/2024	2,220	2,527

Lee Memorial Health System, Florida Revenue Bonds, Series 2019
5.000% due 04/01/2033	3,000	3,490

Miami-Dade County, Florida Expressway Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	675	698

Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2023	2,765	3,024

Miami-Dade Seaport Department, Florida Revenue Notes, (AGM Insured), Series 2021
0.859% due 10/01/2024	1,500	1,498

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2025 (b)	125	119

State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.258% due 07/01/2025	1,250	1,264

		21,202

GEORGIA 2.0%

Burke County, Georgia Development Authority Revenue Bonds, Series 2008
2.925% due 11/01/2048	1,500	1,589

Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.700% due 12/01/2049	1,000	1,033

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.000% due 11/01/2045	2,500	2,584

Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2020
5.000% due 04/01/2024	450	501

Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018
0.888% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,090	1,100

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	1,400	1,599

Municipal Electric Authority of Georgia Revenue Notes, Series 2020
4.000% due 11/01/2023	1,150	1,237
5.000% due 01/01/2024	750	827

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2023	305	322
5.000% due 01/01/2024	100	110
5.000% due 01/01/2025	195	222

		11,124

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	75

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 7.0%

Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2023	$500	$538

Chicago Transit Authority, Illinois Revenue Notes, Series 2020
1.708% due 12/01/2022	1,500	1,521

Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2022	500	506

Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2022	500	505

Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	3,000	3,032

Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	2,500	2,577

Illinois Finance Authority Revenue Bonds, Series 2020
0.700% due 05/01/2040	1,700	1,701

Illinois Finance Authority Revenue Bonds, Series 2021
0.750% (MUNIPSA) due 05/01/2042 ~	1,500	1,504

Illinois Finance Authority Revenue Notes, Series 2020
5.000% due 08/15/2026	750	906

Illinois Finance Authority Revenue Notes, Series 2021
5.000% due 08/15/2027	2,170	2,681

Illinois State General Obligation Bonds, Series 2012
5.000% due 08/01/2023	3,250	3,519

Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	2,290	2,361

Illinois State General Obligation Notes, Series 2018
5.000% due 10/01/2023	2,000	2,180

Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,000	1,165
5.125% due 05/01/2022	1,250	1,285

Illinois State Revenue Bonds, (BAM Insured), Series 2016
4.000% due 06/15/2027	1,250	1,430

Illinois State Revenue Notes, Series 2013
5.000% due 06/15/2023	1,795	1,936

Illinois State Revenue Notes, Series 2016
5.000% due 06/15/2022	1,385	1,431

Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	1,000	1,146
5.000% due 01/01/2026	750	888

Kane McHenry Cook &, Delaware Kalb Counties Unit School District No 300, Illinois General Obligation Notes, Series 2021
4.000% due 01/01/2023	1,000	1,047

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
5.000% due 06/15/2052	3,000	3,099

Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022
3.000% due 06/15/2025 (a)	1,375	1,457

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	1,000	1,078

		39,493

INDIANA 1.6%

Indiana Finance Authority Revenue Bonds, Series 2009
0.040% due 11/01/2039	900	900

Indiana Finance Authority Revenue Bonds, Series 2010
0.150% due 05/01/2028	5,000	5,000

Indiana Finance Authority Revenue Bonds, Series 2011
1.650% due 03/01/2027	1,500	1,505

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,250	1,364

		8,769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.3%

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003
0.123% due 08/15/2032	$1,700	$1,700

KANSAS 1.1%

Kansas Department of Transportation State Revenue Bonds, Series 2004
0.560% (0.7*US0001M + 0.500%) due 09/01/2024 ~	5,150	5,187

Kansas Development Finance Authority Revenue Notes, Series 2021
0.407% due 05/01/2023	800	800

		5,987

KENTUCKY 1.7%

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,500	2,702

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	1,250	1,430

Louisville and Jefferson County, Kentucky Metropolitan Sewer District Revenue Notes, Series 2021
3.000% due 10/14/2022 (a)	5,000	5,144

		9,276

LOUISIANA 1.4%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
0.600% due 05/01/2043	3,000	3,002

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020
0.875% due 02/01/2046	2,000	1,994

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	700	723
2.125% due 06/01/2037	2,000	2,066

		7,785

MARYLAND 0.4%

Maryland Department of Transportation State Revenue Bonds, Series 2019
4.000% due 10/01/2032	1,045	1,222

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
5.000% due 07/01/2045	1,000	1,141

		2,363

MASSACHUSETTS 2.3%

Commonwealth of Massachusetts General Obligation Bonds, Series 2014
1.700% due 08/01/2043	2,350	2,380

Commonwealth of Massachusetts General Obligation Bonds, Series 2020
5.000% due 06/01/2044	2,000	2,159

Massachusetts Development Finance Agency Revenue Bonds, Series 2017
0.550% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,504

Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	725
5.000% due 07/01/2023	750	811

Massachusetts School Building Authority Revenue Bonds, Series 2015
5.000% due 01/15/2029	1,710	1,968

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019
5.000% due 01/01/2039	$2,250	$2,381

		12,928

MICHIGAN 2.4%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
0.697% (US0003M) due 07/01/2032 ~	2,500	2,503

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	2,500	2,501

Michigan Finance Authority Revenue Notes, Series 2020
2.326% due 06/01/2030	3,247	3,356

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
4.000% due 11/15/2047	4,250	4,572

Waterford School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2021
4.000% due 05/01/2024	600	656

		13,588

MINNESOTA 0.0%

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
5.000% due 01/01/2022	250	253

MISSISSIPPI 0.9%

Lowndes County, Mississippi Revenue Bonds, Series 1992
6.800% due 04/01/2022	3,000	3,090

Warren County, Mississippi Revenue Bonds, Series 2018
2.900% due 09/01/2032	2,000	2,094

		5,184

MISSOURI 0.7%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021
4.000% due 05/01/2051	2,000	2,300

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021
4.000% due 07/01/2026	1,250	1,449

		3,749

MONTANA 0.2%

Montana Facility Finance Authority Revenue Bonds, Series 2018
0.600% (MUNIPSA + 0.550%) due 08/15/2037 ~	955	956

NEBRASKA 0.7%

Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020
0.550% (MUNIPSA) due 05/15/2033 ~	2,500	2,500
5.000% due 11/15/2053	1,100	1,281

		3,781

NEVADA 0.6%

Clark County, Nevada Revenue Bonds, Series 2017
1.650% due 01/01/2036	1,700	1,732

Washoe County, Nevada Revenue Bonds, Series 2016
1.850% due 03/01/2036	1,500	1,512

		3,244

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 3.9%

New Jersey Economic Development Authority Revenue Bonds, Series 2013
1.650% (MUNIPSA) due 03/01/2028 ~	$3,500	$3,548

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	1,250	1,503

New Jersey Economic Development Authority Revenue Notes, Series 2020
1.000% due 06/01/2023	850	859

New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2025	2,500	2,902
5.000% due 06/01/2026	7,000	8,365

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2006
5.500% due 12/15/2021	1,390	1,405

New Jersey Turnpike Authority Revenue Notes, Series 2020
5.000% due 01/01/2028	1,000	1,192

Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2022	2,250	2,317

		22,091

NEW MEXICO 1.2%

Farmington, New Mexico Revenue Bonds, Series 2010
1.100% due 06/01/2040	3,500	3,528

New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019
5.000% due 11/01/2039	3,000	3,449

		6,977

NEW YORK 11.7%

Long Island Power Authority, New York Revenue Notes, Series 2019
5.000% due 09/01/2028	2,500	3,179

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
0.834% (SOFRRATE) due 11/01/2032 ~	2,000	2,025

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
0.878% (0.67* US0001M + 0.820%) due 11/01/2026 ~	865	866

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2028	2,875	3,516

Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
5.000% due 09/01/2022	1,400	1,459

Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
5.000% due 02/01/2023	3,000	3,183

Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020
5.000% due 12/01/2021	400	403
5.000% due 12/01/2023	500	548

New York City Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2020
0.700% due 11/01/2060	3,000	3,006

New York City Housing Development Corp. Revenue Bonds, Series 2018
2.750% due 05/01/2050	1,750	1,799

New York City Housing Development Corp. Revenue Bonds, Series 2019
1.750% due 05/01/2059	1,500	1,504

New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020
5.000% due 03/01/2029	1,000	1,253

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2002
5.000% due 11/01/2022	$2,500	$2,631

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015
5.000% due 11/01/2021	875	878

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2020
5.000% due 11/01/2021	1,500	1,506

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
0.080% due 06/15/2050	6,000	6,000

New York City Water & Sewer System, New York Revenue Notes, Series 2021
5.000% due 06/15/2026	2,570	3,104

New York City, General Obligation Bonds, Series 2012
0.130% due 04/01/2042	5,000	5,000

New York City, General Obligation Bonds, Series 2015
0.080% due 06/01/2044	13,000	13,000

New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2021
0.380% due 07/15/2023	4,250	4,252

New York State Dormitory Authority Revenue Notes, Series 2020
5.000% due 09/15/2022	2,600	2,720

New York State Energy Research & Development Authority Revenue Bonds, Series 2004
2.625% due 04/01/2034	3,000	3,094

New York Transportation Development Corp. Revenue Notes, Series 2020
5.000% due 12/01/2023	750	820

		65,746

NORTH CAROLINA 0.5%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2018
0.080% due 01/15/2048	1,500	1,500

University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
0.458% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,500	1,503

		3,003

OHIO 1.0%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021
1.000% due 02/15/2048	1,000	1,010

Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,456
5.000% due 11/15/2024	725	824

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2019
0.480% (US0001M) due 10/01/2044 ~	1,000	1,000

Ohio Higher Educational Facility Commission Revenue Notes, Series 2016
5.000% due 12/01/2022	1,415	1,494

		5,784

OREGON 0.1%

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2025	450	524

Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
5.000% due 06/15/2024	250	282

		806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 6.1%

Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017
0.549% (0.7*US0001M + 0.490%) due 01/01/2030 ~	$1,750	$1,750

Commonwealth of Pennsylvania General Obligation Bonds, Series 2020
4.000% due 05/01/2033	5,000	6,041

Commonwealth of Pennsylvania General Obligation Notes, Series 2020
5.000% due 05/01/2022	2,150	2,210

Lehigh County, Pennsylvania Revenue Notes, Series 2019
5.000% due 07/01/2025	1,100	1,282

Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017
5.000% due 12/15/2022	1,500	1,580

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
0.770% (MUNIPSA + 0.720%) due 09/01/2051 ~	1,500	1,500

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
1.100% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,508

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008
0.400% due 10/01/2023	2,280	2,281

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
2.800% due 12/01/2033	2,750	2,762

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,075

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
3.000% due 01/01/2022	720	724

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 10/15/2022	600	624

Pennsylvania Turnpike Commission Revenue Notes, Series 2018
0.650% (MUNIPSA + 0.600%) due 12/01/2023 ~	3,300	3,324

Pennsylvania Turnpike Commission Revenue Notes, Series 2021
3.000% due 12/01/2022	500	516
5.000% due 12/01/2025	750	886

Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017
0.700% (MUNIPSA) due 09/01/2040 ~	3,500	3,528

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2024	900	983
4.000% due 07/01/2026	1,250	1,429

		34,003

PUERTO RICO 0.8%

Puerto Rico Housing Finance Authority Revenue Notes, Series 2020
5.000% due 12/01/2027	3,750	4,603

SOUTH CAROLINA 1.2%

County Square Redevelopment Corp., South Carolina Revenue Notes, Series 2021
2.000% due 03/03/2022	2,000	2,016

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018
0.918% (US0001M) due 10/01/2048 ~	2,000	2,020

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	77

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
5.000% due 12/01/2048	$2,250	$2,638

		6,674

SOUTH DAKOTA 0.4%

Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021
0.706% due 06/01/2023	2,500	2,505

TENNESSEE 1.0%

Memphis, Tennessee Gas Revenue Notes, Series 2020
4.000% due 12/01/2021	500	503
4.000% due 12/01/2022	500	522

Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021
5.000% due 07/01/2022	2,000	2,072
5.000% due 07/01/2023	2,250	2,436

		5,533

TEXAS 8.4%

Carrollton-Farmers Branch Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021
5.000% due 02/15/2023	2,000	2,131

Central Texas Regional Mobility Authority Revenue Notes, Series 2020
5.000% due 01/01/2025	2,000	2,237

Del Valle Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021
5.000% due 06/15/2023	2,230	2,411

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
1.950% due 08/01/2049	1,040	1,054

Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
0.270% due 10/01/2049	1,500	1,500

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
0.710% (US0001M) due 11/15/2046 ~	2,500	2,510

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020
5.000% due 06/01/2032	2,045	2,306

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019
5.000% due 12/01/2024	650	744

Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014
4.000% due 06/01/2039	2,300	2,440

New Caney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
1.250% due 02/15/2050	1,600	1,636

North Texas Tollway Authority Revenue Notes, Series 2015
5.000% due 01/01/2024	675	745

North Texas Tollway Authority Revenue Notes, Series 2017
5.000% due 01/01/2022	975	986

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
2.750% due 08/01/2048	2,000	2,084

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
1.600% due 08/01/2049	1,655	1,707

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
0.700% due 06/01/2050	1,500	1,504

Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015
1.500% due 02/15/2044	1,250	1,286

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021
0.894% due 08/01/2050	$5,000	$4,998

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
5.000% due 02/01/2026	2,500	2,975

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018
2.750% due 02/01/2048	1,500	1,542

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019
1.750% due 12/01/2045	2,500	2,605

Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021
5.000% due 12/15/2025	1,000	1,176

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	570	663

Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006
0.778% (US0003M) due 12/15/2026 ~	2,990	3,003
1.528% (US0003M) due 12/15/2026 ~	1,500	1,500

Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,119
5.000% due 10/15/2024	500	570

		47,432

UTAH 0.4%

Utah County, Utah Revenue Bonds, Series 2018
5.000% due 05/15/2057	1,800	1,994

VIRGINIA 0.4%

Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010
1.200% due 11/01/2040	2,100	2,136

WASHINGTON 1.6%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
0.500% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,508

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
0.540% (MUNIPSA + 0.490%) due 11/01/2046 ~	1,750	1,755

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.100% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,515

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2049	1,900	2,093

		8,871

WEST VIRGINIA 0.7%

Mason County, West Virginia Revenue Bonds, Series 2003
2.750% due 10/01/2022	1,000	1,024

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.000% due 06/01/2035	1,719	1,765

West Virginia Economic Development Authority Revenue Bonds, Series 2009
2.625% due 12/01/2042	1,250	1,268

		4,057

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 1.1%

Milwaukee, Wisconsin General Obligation Notes, Series 2019
5.000% due 04/01/2023	$3,500	$3,747

Public Finance Authority, Wisconsin Revenue Notes, Series 2020
5.000% due 06/01/2023	325	350
5.000% due 06/01/2025	395	458
5.000% due 06/01/2026	550	658

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2023	750	804

		6,017

Total Municipal Bonds & Notes (Cost $452,003)		459,716

SHORT-TERM INSTRUMENTS 10.2%

REPURCHASE AGREEMENTS (c) 0.1%
		423

MUNICIPAL BONDS & NOTES 10.1%

Connetquot Central School District of Islip, New York General Obligation Notes, Series 2021
1.500% due 06/24/2022	5,000	5,049

Hampton Bays Union Free School District, New York General Obligation Notes, Series 2021
1.250% due 06/23/2022	5,000	5,038

Lindenhurst Union Free School District, New York General Obligation Notes, Series 2021
1.000% due 06/24/2022	2,500	2,515

Los Angeles County Schools, California Certificates of Participation Notes, Series 2021
2.000% due 12/30/2021	5,000	5,023

Los Angeles, California Revenue Notes, Series 2021
4.000% due 06/23/2022	1,250	1,285

Michigan Finance Authority Revenue Notes, Series 2021
3.000% due 07/20/2022	5,000	5,114

Middletown, New York General Obligation Notes, Series 2021
1.500% due 08/25/2022	3,500	3,542

Nassau County, New York General Obligation Notes, Series 2021
2.000% due 12/10/2021	5,600	5,620

Newark, New Jersey General Obligation Notes, Series 2021
1.250% due 10/03/2022 (a)	3,500	3,535

North Carolina Capital Facilities Finance Agency Revenue Notes, Series 2021
0.710% due 10/01/2021	900	900

Onondaga Central School District, New York General Obligation Notes, Series 2021
1.250% due 07/29/2022	5,000	5,043

Plattsburgh City School District, New York General Obligation Notes, Series 2021
1.250% due 07/29/2022	3,500	3,530

San Antonio, Texas General Obligation Notes, Series 2021
5.000% due 08/01/2022	3,000	3,121

Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021
5.000% due 12/15/2021	1,000	1,009

Town of Tonawanda, New York General Obligation Notes, Series 2021
1.500% due 08/26/2022	1,000	1,012

Victor Central School District, New York General Obligation Notes, Series 2021
1.500% due 07/29/2022	4,500	4,549

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2021	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wood County, Wisconsin Revenue Notes, Series 2021
0.750% due 03/07/2022	$750	$751

Total Municipal Bonds & Notes (Cost $56,655)		56,636

Total Short-Term Instruments (Cost $57,078)		57,059

Total Investments in Securities (Cost $509,081)		516,775

	SHARES
INVESTMENTS IN AFFILIATES 9.6%

SHORT-TERM INSTRUMENTS 9.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.6%

PIMCO Short-Term Floating NAV Portfolio III	5,484,947	54,093

Total Short-Term Instruments (Cost $54,080)		54,093

Total Investments in Affiliates (Cost $54,080)		54,093

Total Investments 101.7% (Cost $563,161)		$570,868

Other Assets and Liabilities, net (1.7)%		(9,497)

Net Assets 100.0%		$561,371

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2021	10/01/2021	$423	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(432)	$423	$423

Total Repurchase Agreements						$(432)	$423	$423

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2021:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(1)
Global/Master Repurchase Agreement
FICC	$423	$0	$0	$423	$(432)	$(9)

Total Borrowings and Other Financing Transactions	$423	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	79

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)	September 30, 2021	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,580	$0	$5,580
Arizona	0	5,590	0	5,590
California	0	36,043	0	36,043
Colorado	0	2,081	0	2,081
Connecticut	0	23,908	0	23,908
Delaware	0	5,804	0	5,804
District of Columbia	0	1,096	0	1,096
Florida	0	21,202	0	21,202
Georgia	0	11,124	0	11,124
Illinois	0	39,493	0	39,493
Indiana	0	8,769	0	8,769
Iowa	0	1,700	0	1,700
Kansas	0	5,987	0	5,987
Kentucky	0	9,276	0	9,276
Louisiana	0	7,785	0	7,785
Maryland	0	2,363	0	2,363
Massachusetts	0	12,928	0	12,928
Michigan	0	13,588	0	13,588
Minnesota	0	253	0	253
Mississippi	0	5,184	0	5,184
Missouri	0	3,749	0	3,749
Montana	0	956	0	956
Nebraska	0	3,781	0	3,781
Nevada	0	3,244	0	3,244
New Jersey	0	22,091	0	22,091
New Mexico	0	6,977	0	6,977

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021
New York	$0	$65,746	$0	$65,746
North Carolina	0	3,003	0	3,003
Ohio	0	5,784	0	5,784
Oregon	0	806	0	806
Pennsylvania	0	34,003	0	34,003
Puerto Rico	0	4,603	0	4,603
South Carolina	0	6,674	0	6,674
South Dakota	0	2,505	0	2,505
Tennessee	0	5,533	0	5,533
Texas	0	47,432	0	47,432
Utah	0	1,994	0	1,994
Virginia	0	2,136	0	2,136
Washington	0	8,871	0	8,871
West Virginia	0	4,057	0	4,057
Wisconsin	0	6,017	0	6,017
Short-Term Instruments
Repurchase Agreements	0	423	0	423
Municipal Bonds & Notes	0	56,636	0	56,636

	$0	$516,775	$0	$516,775

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$54,093	$0	$0	$54,093

Total Investments	$54,093	$516,775	$0	$570,868

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2021	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A, Class C and Class C-2 shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains

(losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO California Municipal Bond Fund	Daily	Monthly

PIMCO California Short Duration Municipal Income Fund	Daily	Monthly

PIMCO High Yield Municipal Bond Fund	Daily	Monthly

PIMCO Municipal Bond Fund	Daily	Monthly

PIMCO National Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO New York Municipal Bond Fund	Daily	Monthly

PIMCO Short Duration Municipal Income Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	81

Notes to Financial Statements	(Cont.)

different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board issued an

Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies that rescinds and withdraws the guidance of the SEC and its staff regarding asset segregation and cover transactions. Subject to certain exceptions, the rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit, certain derivatives risk management program and reporting requirements. The rule went into effect on February 19, 2021 and funds will have an eighteen-month transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the SEC adopted a rule regarding the ability of a fund to invest in other funds. The rule allows a fund to acquire shares of another fund in excess of certain limitations currently imposed by the Act without obtaining individual exemptive relief from the SEC, subject to certain conditions. The rule also included the rescission of certain exemptive relief from the SEC and guidance from the SEC staff for funds to invest in other funds. The rule went into effect on January 19, 2021 and funds will have a one-year transition period to comply with the rule and related reporting requirements. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2021	(Unaudited)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	83

Notes to Financial Statements	(Cont.)

may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2021	(Unaudited)

category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated

at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	85

Notes to Financial Statements	(Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2021 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Intermediate Municipal Bond Fund	$17,867	$61,114	$(65,600)	$6	$(1)	$13,386	$14	$0

PIMCO California Municipal Bond Fund	12,005	26,709	(28,400)	2	(1)	10,315	8	0

PIMCO California Short Duration Municipal Income Fund	9,309	61,609	(61,378)	1	2	9,543	8	0

PIMCO High Yield Municipal Bond Fund	187,463	844,605	(852,100)	(19)	31	179,980	205	0

PIMCO Municipal Bond Fund	293,306	412,247	(503,200)	15	43	202,411	247	0

PIMCO National Intermediate Municipal Bond Fund	17,431	35,915	(36,302)	9	(5)	17,048	14	0

PIMCO New York Municipal Bond Fund	55,980	74,549	(95,400)	3	7	35,139	48	0

PIMCO Short Duration Municipal Income Fund	24,258	233,931	(204,100)	11	(7)	54,093	30	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2021	(Unaudited)

acceptable price may be difficult to achieve. Restricted investments held by the Funds at September 30, 2021, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	87

Notes to Financial Statements	(Cont.)

of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from the Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which the Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event, after the payment of fees, the TOB

Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

A Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013 regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. In particular, these rules preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting to the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect a Fund’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure, in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB

88	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2021	(Unaudited)

Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended September 30, 2021, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*

PIMCO California Municipal Bond Fund	$608	0.51%

PIMCO High Yield Municipal Bond Fund	81,108	0.57%

PIMCO Municipal Bond Fund	35,250	0.55%

PIMCO New York Municipal Bond Fund	3,750	0.61%

*	Annualized

(c) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

On March 23, 2020, the SEC issued an exemptive order (the “Temporary Order”) to provide temporary relief to the Funds of the Trust in relation to the Interfund Lending Program, and the Board has authorized the Funds to rely on the Temporary Order. With respect to interfund lending, the Temporary Order permitted, under certain conditions, a lending fund to lend in aggregate up to 25% of its current net assets at the time of the interfund loan and to make interfund loans with term limits of up to the expiration of the Temporary Order, notwithstanding the current limit of seven business days under the Order. The SEC provided notice in April 2021 that the Temporary Order would be terminated on April 30, 2021.

During the period ended September 30, 2021, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	89

Notes to Financial Statements	(Cont.)

appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund
Risks

Small Fund	—	X	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	—

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	—	—	X	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Municipal Bond	X	X	X	X	X	X	X	X

California State-Specific	X	X	X	X	X	X	—	X

New York State-Specific	—	—	—	X	X	X	X	X

Municipal Project-Specific	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk  is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

90	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2021	(Unaudited)

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, and valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Bond Risk  is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal.

California State-Specific Risk  is the risk that by concentrating its investments in California Municipal Bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk  is the risk that by concentrating its investments in New York Municipal Bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk  is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	91

Notes to Financial Statements	(Cont.)

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cybersecurity risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund. For example, the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities a Fund holds, and may adversely affect a Fund’s investments and operations. Please see the Important Information section for additional discussion of the COVID-19 pandemic.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

92	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2021	(Unaudited)

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	93

Notes to Financial Statements	(Cont.)

daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the

“Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C	Class C-2
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	N/A		0.30%	0.30%	N/A
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	N/A		0.30%	N/A	N/A
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	0.45%	(1)	0.30%	0.30%	N/A
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.44%	(1)	0.30%	0.30%	N/A
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	0.42%	(1)	0.30%	0.30%	N/A
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.35%	(1)	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class C-2 shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class C-2 shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and, up to 0.50% for Class C-2 shares, and in connection with personal services rendered to Class A, Class C and Class C-2 shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class C-2 shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Short Duration Municipal Income Fund	0.30%	0.25%

PIMCO Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class C-2

PIMCO Short Duration Municipal Income Fund	0.50%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2021, the Distributor retained $2,356,447 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

94	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2021	(Unaudited)

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organizational expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed through July 31, 2022, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. At September 30, 2021, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2022, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2021, the amount was $8.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	95

Notes to Financial Statements	(Cont.)

sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2021, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Intermediate Municipal Bond Fund	$0	$0	$68,242	$19,110

PIMCO California Municipal Bond Fund	0	0	19,104	10,576

PIMCO California Short Duration Municipal Income Fund	0	0	40,192	46,380

PIMCO High Yield Municipal Bond Fund	0	0	448,783	549,741

PIMCO Municipal Bond Fund	0	0	592,213	214,540

PIMCO National Intermediate Municipal Bond Fund	0	0	15,031	17,164

PIMCO New York Municipal Bond Fund	0	0	69,754	33,665

PIMCO Short Duration Municipal Income Fund	0	0	96,323	79,039

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,402	$54,927	4,184	$42,319	835	$9,920	3,333	$38,470

I-2	234	2,383	675	6,837	602	7,126	1,496	17,392

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	637	6,482	1,827	18,503	543	6,459	2,598	30,161

Class C	2	21	89	897	56	660	88	1,024

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	86	874	98	988	28	333	49	569

I-2	15	149	37	370	16	187	19	217

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	44	444	122	1,232	27	316	49	571

Class C	1	11	7	71	1	8	2	20

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(907)	(9,233)	(1,238)	(12,464)	(792)	(9,387)	(1,278)	(14,824)

I-2	(228)	(2,318)	(522)	(5,263)	(394)	(4,661)	(83)	(971)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(716)	(7,285)	(1,507)	(15,128)	(353)	(4,179)	(1,397)	(16,144)

Class C	(119)	(1,214)	(325)	(3,310)	(41)	(485)	(32)	(367)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	4,451	$45,241	3,447	$35,052	528	$6,297	4,844	$56,118

96	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2021	(Unaudited)

	PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,757	$27,465	5,049	$50,247	46,939	$462,906	160,481	$1,522,006

I-2	88	878	857	8,505	14,690	145,908	47,226	442,179

I-3	N/A	N/A	N/A	N/A	11 (a)	110 (a)	N/A	N/A

Class A	347	3,461	2,939	29,199	16,551	164,016	41,861	392,779

Class C	N/A	N/A	N/A	N/A	782	7,744	1,768	16,659

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	52	516	117	1,165	2,025	20,086	3,368	31,938

I-2	8	76	17	174	723	7,172	1,243	11,770

I-3	N/A	N/A	N/A	N/A	0 (a)	0 (a)	N/A	N/A

Class A	11	108	25	248	1,042	10,340	2,254	21,252

Class C	N/A	N/A	N/A	N/A	57	570	185	1,738

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(2,826)	(28,172)	(4,537)	(45,197)	(71,323)	(706,510)	(70,509)	(668,331)

I-2	(681)	(6,779)	(563)	(5,619)	(8,495)	(84,184)	(16,125)	(151,348)

I-3	N/A	N/A	N/A	N/A	0 (a)	0 (a)	N/A	N/A

Class A	(925)	(9,220)	(2,393)	(23,790)	(11,157)	(110,303)	(24,514)	(229,616)

Class C	N/A	N/A	N/A	N/A	(1,088)	(10,797)	(4,474)	(42,304)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(1,169)	$(11,667)	1,511	$14,932	(9,243)	$(92,942)	142,764	$1,348,722

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	97

Notes to Financial Statements	(Cont.)

	PIMCO Municipal Bond Fund				PIMCO National Intermediate Municipal Bond Fund

	Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	30,585	$321,475	29,225	$298,188	1,147	$12,728	2,929	$31,947

I-2	13,363	140,790	33,818	343,842	517	5,732	2,460	27,016

I-3	1 (a)	10 (a)	N/A	N/A	N/A	N/A	N/A	N/A

Class A	8,286	87,354	51,766	529,762	821	9,112	1,570	17,206

Class C	400	4,225	1,731	17,709	28	315	79	875

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	664	6,997	978	10,026	72	804	140	1,530

I-2	328	3,457	679	6,969	34	382	64	701

I-3	0 (a)	0 (a)	N/A	N/A	N/A	N/A	N/A	N/A

Class A	664	6,997	1,261	12,959	31	343	65	706

Class C	23	241	76	775	1	12	3	28

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(5,386)	(56,718)	(14,727)	(150,329)	(776)	(8,617)	(1,688)	(18,316)

I-2	(6,418)	(67,717)	(15,540)	(159,936)	(1,048)	(11,618)	(613)	(6,715)

I-3	0 (a)	0 (a)	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(12,378)	(130,150)	(13,143)	(134,875)	(589)	(6,508)	(1,102)	(11,939)

Class C	(587)	(6,194)	(3,370)	(34,960)	(12)	(138)	(90)	(985)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	29,545	$310,767	72,754	$740,130	226	$2,547	3,817	$42,054

98	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2021	(Unaudited)

PIMCO New York Municipal Bond Fund				PIMCO Short Duration Municipal Income Fund

Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021		Six Months Ended 09/30/2021 (Unaudited)		Year Ended 03/31/2021

Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount

2,031	$24,243	5,883	$68,253	15,815	$135,995	12,999		$111,088

1,221	14,573	3,161	36,767	6,388	54,944	12,814		109,414

1 (a)	10 (a)	N/A	N/A	1 (a)	10 (a)	N/A		N/A

3,075	36,603	10,180	118,482	11,301	97,067	56,354		481,883

78	935	282	3,262	61	523	215		1,841

N/A	N/A	N/A	N/A	21	182	10	(b)	85	(b)

138	1,648	284	3,305	122	1,048	207		1,765

58	690	97	1,130	49	420	91		777

0 (a)	0 (a)	N/A	N/A	0 (a)	0 (a)	N/A		N/A

254	3,025	560	6,516	73	625	184		1,576

7	84	19	223	1	7	4		33

N/A	N/A	N/A	N/A	0	0	0	(b)	0	(b)

(1,013)	(12,094)	(3,668)	(42,621)	(11,702)	(100,605)	(4,989)		(42,602)

(614)	(7,330)	(1,066)	(12,318)	(5,360)	(46,059)	(7,027)		(60,182)

0 (a)	0 (a)	N/A	N/A	0 (a)	0 (a)	N/A		N/A

(3,529)	(42,192)	(10,620)	(123,355)	(10,925)	(93,915)	(40,919)		(350,171)

(152)	(1,815)	(588)	(6,860)	(72)	(617)	(415)		(3,553)

N/A	N/A	N/A	N/A	(4)	(40)	(6	)(b)	(50	)(b)

1,555	$18,380	4,524	$52,784	5,769	$49,585	29,522		$251,904

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of Class I-3 was July 30, 2021.
(b)	Inception date of Class C-2 was October 21, 2020.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2021. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO California Intermediate Municipal Bond Fund	1	0	16%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	99

Notes to Financial Statements	(Cont.)	September 30, 2021	(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2021, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Intermediate Municipal Bond Fund	$2,299	$0

PIMCO California Municipal Bond Fund	365	22

PIMCO California Short Duration Municipal Income Fund	5,003	197

PIMCO High Yield Municipal Bond Fund	0	0

PIMCO Municipal Bond Fund	4,211	1,605

PIMCO National Intermediate Municipal Bond Fund	1,393	525

PIMCO New York Municipal Bond Fund	2,910	0

PIMCO Short Duration Municipal Income Fund	7,512	1,926

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2021, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO California Intermediate Municipal Bond Fund	$255,575	$10,673	$(392)	$10,281

PIMCO California Municipal Bond Fund	118,465	5,600	(202)	5,398

PIMCO California Short Duration Municipal Income Fund	149,241	2,066	(293)	1,773

PIMCO High Yield Municipal Bond Fund	2,904,610	238,272	(35,124)	203,148

PIMCO Municipal Bond Fund	2,233,915	121,254	(4,789)	116,465

PIMCO National Intermediate Municipal Bond Fund	180,985	9,106	(208)	8,898

PIMCO New York Municipal Bond Fund	658,327	37,504	(707)	36,797

PIMCO Short Duration Municipal Income Fund	563,411	7,845	(388)	7,457

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

100	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Index/Spread Abbreviations:

MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0001M	ICE 1-Month USD LIBOR	US0003M	ICE 3-Month USD LIBOR

SOFRRATE	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund

BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:

BABs	Build America Bonds	TBA	To-Be-Announced

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	101

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 24-25, 2021, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2022. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2022. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); (ii) Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates; and (iii) Sub-Advisory Agreement between PIMCO, on behalf of PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund, each a series of the Trust, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management (“Gurtin”)), a wholly-owned subsidiary of PIMCO, each for an additional one-year term through August 31, 2022 (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

In addition, the Board considered and unanimously approved the renewal of the Investment Management Agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2022.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO, Research Affiliates and Gurtin to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO, Research Affiliates and Gurtin to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including consolidated financial information for Gurtin, and, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates and Gurtin in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among

102	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 24-25, 2021 meeting. The Independent Trustees also met via video conference with Counsel on July 15, 2021 and August 3, 2021, and conducted a video conference meeting on August 6, 2021 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the impact of the launch of portfolios of the PIMCO Funds Private Account Portfolio Series on certain of the Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, Gurtin, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed to stay at the forefront of the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including completion of the build-out of a new data center; funding projects and initiatives in support of the Funds; investing in trading and technology infrastructure; oversight by the Americas Fund Oversight Committee, which provides senior-level oversight and supervision focused on new and ongoing fund-related business opportunities; expanding engagement with a third party service provider to provide certain additional fund administration services subject to PIMCO’s oversight; investing in the Fund Treasurer’s Office; development of a global tax management application that enables investment professionals to access foreign market and security tax information on a real-time basis; enhancing PIMCO’s oversight over certain of the Funds’ service providers, including with respect to a service provider’s review of certain financial reporting procedures and the use of proprietary software and managed service model to timely meet N-PORT and N-CEN regulatory requirements; upgrading a proprietary application to improve user interface efficiency and experience; implementing a contingent NAV process; advocating in the public policy arena; developing a proprietary tool to monitor and facilitate potential interfund lending; launching an internal process to seek to automate a number of operational processes; and developing technology solutions to leverage artificial intelligence and machine learning. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund and the sub-advisory

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	103

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

services provided by Gurtin to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation or sub-advisory services and PIMCO’s oversight of Gurtin in connection with Gurtin providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ and Gurtin’s investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organizations.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates and Gurtin under the applicable Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 and other performance data, as available, over short- and long-term periods ended June 30, 2021 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2021 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2021. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge category’s median return over the ten-year periods ended March 31, 2021. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates or Gurtin with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates and Gurtin from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less complex regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	105

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expenses. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Gurtin, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, that the fees charged by Research Affiliates and Gurtin under the Sub-Advisory Agreements, and that the total expenses of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates or Gurtin, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO, Research Affiliates and Gurtin supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees paid to Research Affiliates and Gurtin by PIMCO under the Sub-Advisory Agreements, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2021	107

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

DST Asset Manager Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4009SAR_093021

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds
By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date: November 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson

Eric D. Johnson
President (Principal Executive Officer)

Date: November 30, 2021

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: November 30, 2021